UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2023

Date of reporting period: August 31, 2022

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

AUGUST 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares 0-3 Month Treasury Bond ETF | SGOV | NYSE Arca

•  iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ

•  iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ

•  iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ

•  iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca

•  iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

•  iShares 25+ Year Treasury STRIPS Bond ETF | GOVZ | Cboe BZX

•  iShares Short Treasury Bond ETF | SHV | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we are likely to see a period of slowing growth paired with relatively high inflation.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(8.84)%	(11.23)%

U.S. small cap equities (Russell 2000® Index)	(9.31)	(17.88)

International equities (MSCI Europe, Australasia, Far East Index)	(13.97)	(19.80)

Emerging market equities (MSCI Emerging Markets Index)	(13.30)	(21.80)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.36	0.39

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(9.71)	(13.27)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(7.76)	(11.52)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(5.72)	(8.63)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.78)	(10.61)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2022	iShares® 0-3 Month Treasury Bond ETF

Investment Objective

The iShares 0-3 Month Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities less than or equal to three months, as represented by the ICE 0-3 Month US Treasury Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.44%	0.47%	0.24%	0.47%	0.54%
Fund Market	0.45	0.48	0.24	0.48	0.55
Index	0.32	0.35	0.19	0.35	0.43

The inception date of the Fund was May 26, 2020. The first day of secondary market trading was May 28, 2020.

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE 0-3 Month US Treasury Securities Index. Historical index data prior to March 01, 2021 is for the 3pm pricing variant of the ICE 0-3 Month US Treasury Securities Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE 0-3 Month US Treasury Securities Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,004.40	$ 0.15		$ 1,000.00	$ 1,025.10	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

0-1 Year	100.0%

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Bill, 0.00%, 10/04/22	13.6%
U.S. Treasury Bill, 0.00%, 09/27/22	13.4
U.S. Treasury Bill, 0.00%, 09/06/22	13.4
U.S. Treasury Bill, 0.00%, 09/13/22	13.2
U.S. Treasury Bill, 0.00%, 10/18/22	11.7

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2022	iShares® 1-3 Year Treasury Bond ETF

Investment Objective

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the ICE U.S. Treasury 1-3 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.32)%	(4.09)%	0.62%	0.58%	(4.09)%	3.14%	5.94%
Fund Market	(2.29)	(4.06)	0.62	0.58	(4.06)	3.16	5.96
Index	(2.29)	(4.03)	0.74	0.71	(4.03)	3.78	7.31

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 1-3 Year Bond Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE U.S. Treasury 1-3 Year Bond Index. Historical index data from February 28, 2020 through April 01, 2016 is for the 3pm pricing variant of the ICE U.S. Treasury 1-3 Year Bond Index. Historical index data prior to April 01, 2016 is for the Barclays U.S. 1-3 Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 976.80	$ 0.75		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

0-1 Year	1.9%
1-2 Years	47.8
2-3 Years	47.0
3-4 Years	3.3

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 0.38%, 10/31/23	9.1%
U.S. Treasury Note/Bond, 0.63%, 10/15/24	6.8
U.S. Treasury Note/Bond, 1.50%, 11/30/24	6.6
U.S. Treasury Note/Bond, 0.25%, 06/15/24	4.7
U.S. Treasury Note/Bond, 0.88%, 01/31/24	3.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2022	iShares® 3-7 Year Treasury Bond ETF

Investment Objective

The iShares 3-7 Year Treasury Bond ETF(the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the ICE U.S. Treasury 3-7 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(6.02)%	(9.44)%	0.31%	0.80%	(9.44)%	1.55%	8.32%
Fund Market	(6.07)	(9.43)	0.30	0.80	(9.43)	1.53	8.29
Index	(5.93)	(9.32)	0.44	0.92	(9.32)	2.19	9.55

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 3-7 Year Bond Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE U.S. Treasury 3-7 Year Bond Index. Historical index data prior from April 01, 2016 through February 28, 2021 is for the 3pm pricing variant of the ICE U.S. Treasury 3-7 Year Bond Index. Historical index data prior to April 01, 2016 is for the Barclays U.S. 3-7 Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 939.80	$ 0.73		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

2-3 Years	2.8%
3-4 Years	29.0
4-5 Years	22.3
5-6 Years	25.5
6-7 Years	20.4

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 2.38%, 05/15/27	7.8%
U.S. Treasury Note/Bond, 2.25%, 02/15/27	7.0
U.S. Treasury Note/Bond, 2.88%, 08/15/28	6.2
U.S. Treasury Note/Bond, 2.63%, 02/15/29	5.3
U.S. Treasury Note/Bond, 2.25%, 11/15/25	3.9

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2022	iShares® 7-10 Year Treasury Bond ETF

Investment Objective

The iShares 7-10 Year Treasury Bond ETF (the “Fund”)seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(9.23)%	(12.83)%	0.19%	0.95%	(12.83)%	0.93%	9.92%
Fund Market	(9.27)	(12.77)	0.19	0.95	(12.77)	0.95	9.87
Index	(9.10)	(12.68)	0.31	1.04	(12.68)	1.54	10.95

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index. Historical index data from April 01, 2016 through February 28, 2021 is for the 3pm pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index. Historical index data prior to April 01, 2016 is for the Barclays U.S. 7-10 Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 907.70	$ 0.72		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

6-7 Years	7.2%
7-8 Years	33.5
8-9 Years	15.8
9-10 Years	43.5

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 1.38%, 11/15/31	21.5%
U.S. Treasury Note/Bond, 0.63%, 08/15/30	20.3
U.S. Treasury Note/Bond, 1.88%, 02/15/32	15.6
U.S. Treasury Note/Bond, 1.25%, 08/15/31	14.7
U.S. Treasury Note/Bond, 0.63%, 05/15/30	10.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of August 31, 2022	iShares® 10-20 Year Treasury Bond ETF

Investment Objective

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the ICE U.S. Treasury 10-20 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(16.26)%	(20.79)%	(1.22)%	0.47%	(20.79)%	(5.94)%	4.83%
Fund Market	(16.32)	(20.73)	(1.21)	0.47	(20.73)	(5.90)	4.77
Index	(16.04)	(20.68)	(1.14)	0.56	(20.68)	(5.55)	5.77

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index. Historical index data from July 01, 2016 through March 01, 2021 is for the 3pm pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index. Historical index data prior to July 01, 2016 is for the Barclays U.S. 10-20 Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 837.40	$ 0.69		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

6-7 Years	1.8%
7-8 Years	0.1
9-10 Years	2.3
17-18 Years	25.5
18-19 Years	58.0
19-20 Years	12.3

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 1.88%, 02/15/41	19.1%
U.S. Treasury Note/Bond, 2.25%, 05/15/41	18.2
U.S. Treasury Note/Bond, 1.38%, 11/15/40	16.5
U.S. Treasury Note/Bond, 1.13%, 08/15/40	10.4
U.S. Treasury Note/Bond, 2.75%, 08/15/42	8.7

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2022	iShares® 20+ Year Treasury Bond ETF

Investment Objective

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(19.24)%	(23.54)%	(0.65)%	1.07%	(23.54)%	(3.21)%	11.19%
Fund Market	(19.20)	(23.49)	(0.65)	1.04	(23.49)	(3.21)	10.92
Index	(19.18)	(23.52)	(0.56)	1.15	(23.52)	(2.75)	12.12

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 20+ Year Bond Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE U.S. Treasury 20+ Year Bond Index. Historical index data from April 01, 2016 through February 28, 2021 is for the 3pm pricing variant of the ICE U.S. Treasury 20+ Year Bond Index. Historical index data prior to April 01, 2016 is for the Barclays U.S. 20+ Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 807.60	$ 0.68		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

15-20 Years	0.4%
20-25 Years	30.0
25-30 Years	69.6

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 1.88%, 02/15/51	12.9%
U.S. Treasury Note/Bond, 2.00%, 08/15/51	7.4
U.S. Treasury Note/Bond, 3.00%, 02/15/49	7.3
U.S. Treasury Note/Bond, 1.63%, 11/15/50	7.0
U.S. Treasury Note/Bond, 3.00%, 08/15/48	6.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of August 31, 2022	iShares® 25+ Year Treasury STRIPS Bond ETF

Investment Objective

The iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the principal payments of U.S. Treasury bonds (specifically principal “STRIPS”, also known as “Separate Trading of Registered Interest and Principal Securities”) with remaining maturities of at least 25 years, as represented by the ICE BofA Long US Treasury Principal STRIPS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(25.45)%	(29.50)%	(21.48)%	(29.50)%	(37.48)%
Fund Market	(25.24)	(29.46)	(21.36)	(29.46)	(37.30)
Index	(25.64)	(29.74)	(21.67)	(29.74)	(37.72)

The inception date of the Fund was September 22, 2020. The first day of secondary market trading was September 24, 2020.

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index. Historical index data prior to March 01, 2021 is for the 3pm pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 745.50	$ 0.18		$ 1,000.00	$ 1,025.00	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

20-25 Years	9.4%
25-30 Years	90.6

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury STRIPS Principal, 0.00%, 11/15/50	25.9%
U.S. Treasury STRIPS Principal, 0.00%, 02/15/51	16.1
U.S. Treasury STRIPS Principal, 0.00%, 08/15/49	12.9
U.S. Treasury STRIPS Principal, 0.00%, 11/15/47	12.9
U.S. Treasury STRIPS Principal, 0.00%, 08/15/47	8.9

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2022	iShares® Short Treasury Bond ETF

Investment Objective

The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities of one year or less, as represented by the ICE Short US Treasury Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.11%	(0.05)%	1.01%	0.59%	(0.05)%	5.14%	6.06%
Fund Market	0.14	(0.02)	1.01	0.59	(0.02)	5.14	6.07
Index	0.17	0.11	1.15	0.72	0.11	5.90	7.46

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE Short US Treasury Securities Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE Short US Treasury Securities Index. Historical index data from April 01, 2020 through February 28, 2021 is for the 3pm pricing variant of the ICE Short US Treasury Securities Index. Historical index data from July 01, 2016 through April 30, 2020 is for the ICE U.S. Treasury Short Bond Index. Historical index data prior to July 01, 2016 is for the Bloomberg Barclays U.S. Short Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,001.10	$ 0.71		$ 1,000.00	$ 1,024.50	$ 0.71		0.14%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

U. S. Government Obligations	100.0%

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Bill, 0.00%, 09/27/22	13.6%
U.S. Treasury Bill, 0.00%, 10/18/22	10.6
U.S. Treasury Bill, 0.00%, 09/20/22	10.2
U.S. Treasury Note/Bond, 0.13%, 08/31/23	6.6
U.S. Treasury Bill, 0.00%, 09/13/22	6.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2022	iShares® 0-3 Month Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 106.9%
U.S. Cash Management Bill
0.00%, 10/25/22(a)	$100,605	$100,214,904
0.00%, 11/01/22(a)	219,541	218,552,969
0.00%, 11/08/22(a)(b)	18,569	18,479,910
U.S. Treasury Bill
0.00%, 09/06/22(a)(b)	479,131	478,997,160
0.00%, 09/13/22(a)	472,472	472,131,584
0.00%, 09/20/22(a)	312,874	312,515,052
0.00%, 09/27/22(a)	479,921	479,130,728
0.00%, 09/29/22(a)(b)	23,635	23,595,937
0.00%, 10/04/22(a)	486,682	485,653,013
0.00%, 10/11/22(a)	345,892	344,975,386
0.00%, 10/18/22(a)	419,354	418,003,068
U.S. Treasury Note/Bond
1.63%, 11/15/22	5,000	4,988,567
1.88%, 09/30/22	207,107	207,044,644
7.63%, 11/15/22	4,000	4,039,101

		3,568,322,023

Total Long-Term Investments — 106.9% (Cost: $3,568,565,601)		3,568,322,023

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 9.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(c)(d)(e)	315,626	$315,626,258

Total Short-Term Securities — 9.5% (Cost: $315,626,258)		315,626,258

Total Investments in Securities — 116.4% (Cost: $3,884,191,859)		3,883,948,281

Liabilities in Excess of Other Assets — (16.4)%		(547,637,938)

Net Assets — 100.0%		$3,336,310,343

(a)	Zero-coupon bond.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$211,520,000	$104,106,258	(a)	$—	$—	$—	$315,626,258	315,626	$1,899,528	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$3,568,322,023	$—	$3,568,322,023
Money Market Funds	315,626,258	—	—	315,626,258

	$315,626,258	$3,568,322,023	$—	$3,883,948,281

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) August 31, 2022	iShares® 1-3 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Bonds, 3.13%, 08/15/25	$266,980	$264,289,344
U.S. Treasury Note/Bond
0.13%, 05/31/23	156	152,289
0.13%, 07/15/23	765	742,976
0.13%, 07/31/23	342	331,740
0.13%, 08/15/23	174	168,542
0.13%, 08/31/23	491,247	474,936,067
0.13%, 10/15/23	827,418	797,068,950
0.13%, 12/15/23	230,231	220,644,038
0.13%, 01/15/24	337,513	322,404,021
0.25%, 06/15/23	128	124,860
0.25%, 11/15/23	568,205	546,941,797
0.25%, 03/15/24	307,198	292,390,098
0.25%, 05/15/24	60,771	57,547,288
0.25%, 06/15/24	1,253,977	1,184,273,510
0.25%, 07/31/25	121,954	111,073,417
0.25%, 08/31/25	743,601	675,195,516
0.25%, 10/31/25	253,107	228,686,128
0.38%, 10/31/23	2,393,286	2,309,707,954
0.38%, 04/15/24	249,884	237,643,587
0.38%, 07/15/24	100	94,453
0.38%, 08/15/24	256,314	241,425,760
0.38%, 09/15/24	172,322	161,874,979
0.50%, 03/31/25	135,056	125,174,755
0.63%, 10/15/24	1,832,688	1,726,593,026
0.75%, 12/31/23	405,758	391,429,671
0.75%, 11/15/24	596,338	561,885,502
0.88%, 01/31/24	1,002,463	966,241,195
1.00%, 12/15/24	815,992	771,749,934
1.13%, 01/15/25	604,072	571,744,712
1.13%, 02/28/25	200,000	188,804,688
1.38%, 06/30/23	25	24,582
1.50%, 11/30/24	1,752,305	1,677,969,215
1.50%, 02/15/25	828,431	789,760,098
1.63%, 04/30/23	1	989
1.63%, 05/31/23	5	4,936
1.75%, 05/15/23	206	203,699
1.75%, 03/15/25	8,304	7,956,919
2.00%, 04/30/24	35,187	34,358,181
2.00%, 05/31/24	12,746	12,430,835
2.00%, 02/15/25	652,014	629,397,264
2.00%, 08/15/25	150,000	143,724,609
2.13%, 11/30/23	400,628	394,164,745
2.13%, 02/29/24	522,587	512,359,810
2.13%, 03/31/24	1,616	1,582,243
2.13%, 07/31/24	103,770	101,224,392
2.13%, 09/30/24	1	974
2.13%, 05/15/25	473,409	456,673,253
2.25%, 12/31/23	210,542	207,170,039
2.25%, 03/31/24	524,320	514,263,705
2.25%, 04/30/24	97,765	95,844,070
2.25%, 10/31/24	176,981	172,514,994
2.25%, 11/15/24	710,947	692,701,214
2.25%, 11/15/25	444,782	427,963,681

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.38%, 02/29/24	$239,324	$235,472,379
2.38%, 08/15/24	146,783	143,767,067
2.50%, 08/15/23	26	25,756
2.50%, 04/30/24	874,063	860,200,903
2.50%, 01/31/25	28,221	27,578,311
2.63%, 06/30/23	2	1,989
2.63%, 12/31/23	2,694	2,665,061
2.63%, 03/31/25	652	637,732
2.63%, 04/15/25	453,684	443,830,551
2.75%, 04/30/23	2	1,494
2.75%, 05/31/23	5	4,979
2.75%, 07/31/23	1	994
2.75%, 08/31/23	693	687,884
2.75%, 11/15/23	133,811	132,666,288
2.75%, 02/15/24	5,190	5,136,275
2.75%, 02/28/25	43,221	42,452,814
2.75%, 05/15/25	702,731	689,197,940
2.75%, 06/30/25	64,452	63,180,584
2.75%, 08/31/25	24,000	23,492,813
2.88%, 09/30/23	96,042	95,449,240
2.88%, 10/31/23	619,899	615,830,714
2.88%, 11/30/23	86,836	86,208,474
2.88%, 04/30/25	24,000	23,614,687
2.88%, 05/31/25	24,021	23,625,967
2.88%, 06/15/25	644,694	634,016,256
2.88%, 07/31/25	52,051	51,170,606
3.00%, 06/30/24	301,192	298,580,099
3.00%, 07/31/24(a)	175,081	173,549,041
3.00%, 07/15/25	130,848	129,099,952
3.00%, 09/30/25	42,713	42,104,006
3.00%, 10/31/25	133,601	131,654,392

		25,279,540,492

Total Long-Term Investments — 99.5% (Cost: $26,068,402,275)		25,279,540,492

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(b)(c)(d)	129,165	129,165,000

Total Short-Term Securities — 0.5% (Cost: $129,165,000)		129,165,000

Total Investments in Securities — 100.0% (Cost: $26,197,567,275)		25,408,705,492

Liabilities in Excess of Other Assets — (0.0)%		(7,221,764)

Net Assets — 100.0%		$25,401,483,728

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-3 Year Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$1,442,791,352	$—	$(1,313,626,352	)(a)	$—	$—	$129,165,000	129,165	$820,474	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$25,279,540,492	$—	$25,279,540,492
Money Market Funds	129,165,000	—	—	129,165,000

	$129,165,000	$25,279,540,492	$—	$25,408,705,492

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) August 31, 2022	iShares® 3-7 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Bonds, 3.13%, 08/31/29	$72,420	$71,707,116
U.S. Treasury Note/Bond
0.25%, 08/31/25	376,421	341,793,208
0.25%, 10/31/25	191	172,571
0.38%, 11/30/25	255,688	231,317,737
0.38%, 12/31/25	5,865	5,293,850
0.38%, 01/31/26	33,157	29,847,776
0.50%, 02/28/26	341,623	308,234,688
0.50%, 05/31/27	3,273	2,864,514
0.50%, 08/31/27	70,948	61,716,446
0.50%, 10/31/27	139,276	120,577,109
0.63%, 07/31/26	216,644	194,387,213
0.63%, 12/31/27	185,474	160,847,632
0.75%, 03/31/26	212,516	193,099,010
0.75%, 04/30/26	300,463	272,541,067
0.75%, 05/31/26	241,325	218,446,258
0.75%, 08/31/26	523,752	471,417,716
0.75%, 01/31/28	143,229	124,827,431
0.88%, 09/30/26	158,844	143,499,422
1.00%, 07/31/28	393,520	344,006,842
1.13%, 10/31/26	109,408	99,689,493
1.13%, 02/29/28	20,057	17,821,741
1.13%, 08/31/28	433,335	381,114,748
1.25%, 11/30/26	5	4,575
1.25%, 12/31/26	58,976	53,891,624
1.25%, 03/31/28	258,316	230,567,210
1.25%, 04/30/28	149,335	133,112,319
1.25%, 05/31/28	133,606	118,971,968
1.25%, 06/30/28	55,350	49,183,664
1.25%, 09/30/28	454,127	401,671,785
1.38%, 10/31/28	480,633	427,876,021
1.50%, 08/15/26	127,348	118,214,761
1.50%, 11/30/28	43,036	38,559,247
1.63%, 02/15/26	404,328	379,768,232
1.63%, 05/15/26	435,680	408,092,326
1.63%, 09/30/26	61,035	56,934,304
1.75%, 01/31/29	6,736	6,124,498
2.00%, 11/15/26	3,206	3,026,915
2.13%, 05/31/26	161,160	153,706,827
2.25%, 11/15/25	490,875	472,313,789
2.25%, 02/15/27	890,282	847,750,166
2.25%, 08/15/27	406,061	385,599,334
2.25%, 11/15/27	106,061	100,476,225

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.38%, 05/15/27	$989,814	$946,471,167
2.38%, 03/31/29	60,203	56,767,196
2.38%, 05/15/29	323,984	305,519,442
2.50%, 03/31/27	2,280	2,195,391
2.63%, 05/31/27	2	1,937
2.63%, 02/15/29	672,532	645,000,221
2.63%, 07/31/29	57,165	54,798,012
2.75%, 04/30/27	7,952	7,739,843
2.75%, 07/31/27	85,581	83,287,696
2.75%, 02/15/28	310,972	301,254,125
2.88%, 11/30/25	39,595	38,857,234
2.88%, 05/15/28	234,529	228,482,549
2.88%, 08/15/28	771,601	751,135,487
2.88%, 04/30/29	7,376	7,172,584
3.00%, 10/31/25	816	804,209
3.13%, 11/15/28	358,131	353,584,416
3.25%, 06/30/27	2	1,990
3.25%, 06/30/29	52,400	52,187,125
5.50%, 08/15/28	11,894	13,246,013
U.S. Treasury STRIPS
0.00%, 11/15/27(a)	235	197,055
0.00%, 11/15/28(a)	27,204	22,072,955
0.00%, 02/15/29(a)	31,515	25,406,067

		12,077,252,092

Total Long-Term Investments — 99.4% (Cost: $13,019,090,182)		12,077,252,092

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(b)(c)	8,020	8,020,000

Total Short-Term Securities — 0.1% (Cost: $8,020,000)		8,020,000

Total Investments in Securities — 99.5% (Cost: $13,027,110,182)		12,085,272,092

Other Assets Less Liabilities — 0.5%		65,576,973

Net Assets — 100.0%		$12,150,849,065

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$17,828,269	$—	$(9,808,269	)(a)	$—	$—	$8,020,000	8,020	$119,399	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 3-7 Year Treasury Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$12,077,252,092	$—	$12,077,252,092
Money Market Funds	8,020,000	—	—	8,020,000

	$8,020,000	$12,077,252,092	$—	$12,085,272,092

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) August 31, 2022	iShares® 7-10 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Bonds
2.75%, 08/15/32	$196,120	$189,194,513
3.13%, 08/31/29	140,000	138,621,875
U.S. Treasury Note/Bond
0.63%, 05/15/30	2,792,110	2,301,527,891
0.63%, 08/15/30	5,676,003	4,656,317,587
1.25%, 08/15/31	3,949,504	3,361,552,438
1.38%, 11/15/31	5,743,705	4,920,066,406
1.50%, 02/15/30	811,851	720,137,207
1.63%, 05/15/31	296,363	261,806,612
1.88%, 02/15/32	3,999,195	3,575,530,280
2.38%, 03/31/29	131	123,524
2.38%, 05/15/29	867,329	817,898,304
2.63%, 02/15/29	531,875	510,101,751
2.63%, 07/31/29	190,808	182,907,356
2.88%, 04/30/29	109	105,994
2.88%, 05/15/32	1,295,592	1,262,797,327

		22,898,689,065

Total Long-Term Investments — 99.5% (Cost: $24,638,986,924)		22,898,689,065

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(a)(b)	61,140	$61,140,000

Total Short-Term Securities — 0.3% (Cost: $61,140,000)		61,140,000

Total Investments in Securities — 99.8% (Cost: $24,700,126,924)		22,959,829,065

Other Assets Less Liabilities — 0.2%		56,755,378

Net Assets — 100.0%		$23,016,584,443

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$16,339,000	$44,801,000	(a)	$—	$—	$—	$61,140,000	61,140	$294,164	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$22,898,689,065	$—	$22,898,689,065
Money Market Funds	61,140,000	—	—	61,140,000

	$61,140,000	$22,898,689,065	$—	$22,959,829,065

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2022	iShares® 10-20 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.1%
U.S. Treasury Bonds, 3.13%, 08/31/29	$76,156	$75,406,339
U.S. Treasury Note/Bond
0.63%, 08/15/30	8,000	6,562,813
1.13%, 08/15/40	702,306	473,672,203
1.38%, 11/15/31	101,245	86,726,968
1.38%, 11/15/40	1,069,720	752,564,729
1.75%, 08/15/41	255,434	189,779,480
1.88%, 02/15/32	463	413,951
1.88%, 02/15/41	1,139,838	873,267,290
2.00%, 11/15/41	175,284	136,160,064
2.25%, 05/15/41	1,019,560	831,419,319
2.38%, 02/15/42	13,432	11,133,869
2.75%, 08/15/42	451,605	396,742,047
2.88%, 04/30/29	6,408	6,231,279
2.88%, 05/15/32	12,898	12,571,519
3.25%, 05/15/42	20,304	19,422,045
3.38%, 08/15/42	1	976
3.88%, 08/15/40	269,316	285,064,673
4.38%, 11/15/39	295,424	335,859,705
4.63%, 02/15/40	60,640	71,031,706

		4,564,030,975

Total Long-Term Investments — 98.1% (Cost: $4,976,936,390)		4,564,030,975

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(a)(b)	95,080	$95,080,000

Total Short-Term Securities — 2.0% (Cost: $95,080,000)		95,080,000

Total Investments in Securities — 100.1% (Cost: $5,072,016,390)		4,659,110,975

Liabilities in Excess of Other Assets — (0.1)%		(5,875,231)

Net Assets — 100.0%		$4,653,235,744

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$24,350,000	$70,730,000	(a)	$—	$—	$—	$95,080,000	95,080	$360,154	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$4,564,030,975	$—	$4,564,030,975
Money Market Funds	95,080,000	—	—	95,080,000

	$95,080,000	$4,564,030,975	$—	$4,659,110,975

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) August 31, 2022	iShares® 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.0%
U.S. Treasury Note/Bond
1.25%, 05/15/50	$320,282	$198,036,865
1.38%, 08/15/50	757,821	484,591,003
1.63%, 11/15/50	2,560,180	1,751,622,885
1.88%, 02/15/51	4,454,515	3,250,229,921
1.88%, 11/15/51	1,431,539	1,042,451,457
2.00%, 02/15/50	1,542,290	1,166,597,493
2.00%, 08/15/51	2,468,862	1,854,732,728
2.25%, 08/15/49	1,074,937	860,873,139
2.25%, 02/15/52	224,195	179,075,756
2.38%, 11/15/49	10,360	8,537,692
2.50%, 02/15/45	80,350	66,420,574
2.50%, 02/15/46	1,339,931	1,104,553,693
2.50%, 05/15/46	1,225,090	1,009,502,546
2.75%, 08/15/42	100,995	88,725,773
2.75%, 11/15/42	304,551	266,993,764
2.75%, 08/15/47	1,956	1,699,831
2.75%, 11/15/47	494,446	430,399,966
2.88%, 05/15/43	1,502,621	1,339,211,412
2.88%, 08/15/45	609,457	538,869,324
2.88%, 11/15/46	454,806	403,107,701
2.88%, 05/15/49	2,806	2,551,562
2.88%, 05/15/52	162,336	149,602,770
3.00%, 11/15/44	9,096	8,225,937
3.00%, 02/15/47	409,245	371,198,095
3.00%, 02/15/48	1,476,167	1,352,018,778
3.00%, 08/15/48	1,661,398	1,530,368,208

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.00%, 02/15/49	$1,985,114	$1,845,535,765
3.00%, 08/15/52	277,000	262,587,344
3.13%, 02/15/43	666,105	619,113,556
3.13%, 08/15/44	1,208,675	1,117,693,782
3.13%, 05/15/48	1,216,459	1,144,659,311
3.63%, 08/15/43	523,391	525,925,773
3.75%, 11/15/43	175,056	179,240,523

		25,154,954,927

Total Long-Term Investments — 99.0% (Cost: $30,926,767,153)		25,154,954,927

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(a)(b)	319,500	319,500,000

Total Short-Term Securities — 1.3% (Cost: $319,500,000)		319,500,000

Total Investments in Securities — 100.3% (Cost: $31,246,267,153)		25,474,454,927

Liabilities in Excess of Other Assets — (0.3)%		(78,331,404)

Net Assets — 100.0%		$25,396,123,523

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$277,966,875	$41,533,125	(a)	$—	$—	$—	$319,500,000	319,500	$402,039	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$25,154,954,927	$—	$25,154,954,927
Money Market Funds	319,500,000	—	—	319,500,000

	$319,500,000	$25,154,954,927	$—	$25,474,454,927

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 20+ Year Treasury Bond ETF

Fair Value Hierarchy as of Period End (continued)

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) August 31, 2022	iShares® 25+ Year Treasury STRIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.9%
U.S. Treasury STRIPS Coupon, 0.00%, 05/15/52(a)	$1	$389
U.S. Treasury STRIPS Principal
0.00%, 11/15/46(a)	1,632	685,958
0.00%, 02/15/47(a)	2,465	1,030,814
0.00%, 08/15/47(a)	69,061	28,633,903
0.00%, 11/15/47(a)	100,918	41,720,689
0.00%, 11/15/48(a)	84	34,943
0.00%, 02/15/49(a)	49,125	20,435,743
0.00%, 05/15/49(a)	19	7,875
0.00%, 08/15/49(a)	101,522	41,781,586
0.00%, 11/15/49(a)	259	106,257
0.00%, 02/15/50(a)	29,524	11,986,928
0.00%, 08/15/50(a)	37,745	14,947,171
0.00%, 11/15/50(a)	212,522	83,892,773
0.00%, 02/15/51(a)	132,758	52,270,215
0.00%, 08/15/51(a)	52,950	20,589,496
0.00%, 11/15/51(a)	15,034	5,812,642
0.00%, 05/15/52(a)	19	7,440

		323,944,822

Total Long-Term Investments — 99.9% (Cost: $401,100,041)		323,944,822

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(b)(c)	420	$420,000

Total Short-Term Securities — 0.1% (Cost: $420,000)		420,000

Total Investments in Securities — 100.0% (Cost: $401,520,041)		324,364,822

Liabilities in Excess of Other Assets — (0.0)%		(10,150)

Net Assets — 100.0%		$324,354,672

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$240,000	$180,000	(a)	$—	$—	$—	$420,000	420	$1,454	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$323,944,822	$—	$323,944,822
Money Market Funds	420,000	—	—	420,000

	$420,000	$323,944,822	$—	$324,364,822

See notes to financial statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2022	iShares® Short Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 94.5%
U.S. Cash Management Bill
0.00%, 10/25/22(a)	$5,100	$5,080,225
0.00%, 11/01/22(a)	118,518	117,984,617
0.00%, 11/08/22(a)(b)	705,946	702,559,026
U.S. Treasury Bill
0.00%, 09/01/22(a)	100	100,000
0.00%, 09/06/22(a)(b)	566,236	566,077,828
0.00%, 09/08/22(a)	100	99,960
0.00%, 09/13/22(a)	1,270,886	1,269,970,327
0.00%, 09/15/22(a)	100	99,916
0.00%, 09/20/22(a)	2,004,188	2,001,888,675
0.00%, 09/22/22(a)	100	99,879
0.00%, 09/27/22(a)	2,676,088	2,671,681,366
0.00%, 09/29/22(a)(b)	2,930	2,925,157
0.00%, 10/04/22(a)	105,650	105,426,625
0.00%, 10/06/22(a)	100	99,784
0.00%, 10/11/22(a)	100	99,735
0.00%, 10/13/22(a)	100	99,729
0.00%, 10/18/22(a)	2,083,530	2,076,817,991
0.00%, 10/20/22(a)	5,100	5,082,906
0.00%, 10/27/22(a)	100	99,605
0.00%, 11/03/22(a)	100	99,540
0.00%, 11/10/22(a)	100	99,499
0.00%, 11/17/22(a)	100	99,432
0.00%, 11/25/22(a)	100	99,338
0.00%, 12/01/22(a)	100	99,275
0.00%, 12/08/22(a)	100	99,239
0.00%, 12/15/22(a)	100	99,190
0.00%, 12/22/22(a)	100	99,074
0.00%, 12/29/22(a)	100	99,013
0.00%, 01/19/23(a)	1,000	988,255
0.00%, 01/26/23(a)	100	98,759
0.00%, 02/23/23(a)	1,100	1,082,861
0.00%, 03/23/23(a)	1,010	993,519
0.00%, 04/20/23(a)	10	9,805
0.00%, 05/18/23(a)	1,010	987,865
0.00%, 06/15/23(a)	100	97,457
0.00%, 07/13/23(a)	1,000	971,285
U.S. Treasury Note/Bond
0.13%, 09/30/22	120,055	119,769,991
0.13%, 10/31/22	10	9,959
0.13%, 11/30/22	100	99,342
0.13%, 12/31/22	204,576	202,274,223
0.13%, 01/31/23	483,216	477,295,600
0.13%, 02/28/23	247,282	243,503,728
0.13%, 03/31/23	322,771	317,090,771
0.13%, 04/30/23	952,925	933,211,779
0.13%, 05/15/23	100	97,793
0.13%, 05/31/23	9,100	8,884,230
0.13%, 06/30/23	10	9,734
0.13%, 07/15/23	559,593	543,624,733
0.13%, 07/31/23	5,855	5,679,350
0.13%, 08/15/23	298,992	289,717,083
0.13%, 08/31/23	1,344,398	1,301,098,058
0.13%, 10/15/23	26,403	24,093,750
0.25%, 04/15/23	1,062,915	1,041,208,677
0.25%, 06/15/23	1,610	1,571,071

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
0.50%, 03/15/23	$100	$98,582
0.75%, 12/31/23	50,000	48,234,375
1.38%, 10/15/22	122,447	121,651,687
1.38%, 02/15/23	1,600	1,586,750
1.38%, 06/30/23	324,488	319,215,633
1.50%, 09/15/22	100	99,974
1.50%, 01/15/23	100	99,438
1.50%, 02/28/23	300	297,527
1.50%, 03/31/23	100	99,039
1.63%, 11/15/22	205	5,193,120
1.63%, 12/15/22(b)	100	99,657
1.63%, 04/30/23	15,170	14,997,275
1.63%, 05/31/23	8,597	8,488,120
1.75%, 09/30/22	377	376,850
1.75%, 01/31/23	239,112	237,718,321
1.75%, 05/15/23	406,274	401,823,473
1.88%, 09/30/22	179,508	179,453,602
1.88%, 10/31/22	47	46,939
2.00%, 10/31/22	125	124,864
2.00%, 11/30/22	184,844	184,467,131
2.00%, 02/15/23	4,867	4,841,524
2.13%, 12/31/22	876,286	873,731,910
2.38%, 01/31/23	340,462	339,382,785
2.50%, 03/31/23	147,812	147,230,773
2.50%, 08/15/23	5,000	4,955,469
2.63%, 02/28/23	516,322	514,941,642
2.75%, 04/30/23	440,442	438,687,116
2.75%, 05/31/23	373,103	371,568,530
2.75%, 07/31/23	73,588	68,988,743
2.75%, 08/31/23	57,256	52,698,879
2.88%, 09/30/23	166,112	165,080,727
7.13%, 02/15/23	82,440	78,250,519
7.63%, 11/15/22	100	4,140,095

		19,630,327,698

Total Long-Term Investments — 94.5% (Cost: $19,688,706,077)		19,630,327,698

Short-Term Securities

Money Market Funds — 10.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(c)(d)(e)	2,181,981	2,181,980,879

Total Short-Term Securities — 10.5% (Cost: $2,181,980,879)		2,181,980,879

Total Investments in Securities — 105.0% (Cost: $21,870,686,956)		21,812,308,577

Liabilities in Excess of Other Assets — (5.0)%		(1,032,981,165)

Net Assets — 100.0%		$20,779,327,412

(a)	Zero-coupon bond.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$890,548,750	$1,291,432,129	(a)	$—	$—	$—	$2,181,980,879	2,181,981	$10,512,218	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$19,630,327,698	$—	$19,630,327,698
Money Market Funds	2,181,980,879	—	—	2,181,980,879

	$2,181,980,879	$19,630,327,698	$—	$21,812,308,577

See notes to financial statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

August 31, 2022

	iShares 0-3 Month Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$3,568,322,023	$25,279,540,492	$12,077,252,092	$22,898,689,065
Investments, at value — affiliated(c)	315,626,258	129,165,000	8,020,000	61,140,000
Cash	207,211,789	4,376	8,988	2,661
Receivables:
Investments sold	—	1,525,531,338	387,777,089	752,803,070
Securities lending income — affiliated	40,077	30,976	—	—
Capital shares sold	11,046,232	580,050	114,102	—
Dividends — affiliated	585,634	109,005	40,690	148,232
Interest — unaffiliated	3,688,162	81,533,133	39,279,047	56,651,161

Total assets	4,106,520,175	27,016,494,370	12,512,492,008	23,769,434,189

LIABILITIES
Collateral on securities loaned, at value	124,406,258	112,665,000	—	—
Payables:
Investments purchased	642,525,499	1,497,914,446	360,088,528	749,941,788
Capital shares redeemed	3,161,756	1,134,115	—	—
Investment advisory fees	116,319	3,297,081	1,554,415	2,907,958

Total liabilities	770,209,832	1,615,010,642	361,642,943	752,849,746

NET ASSETS	$3,336,310,343	$25,401,483,728	$12,150,849,065	$23,016,584,443

NET ASSETS CONSIST OF
Paid-in capital	$3,330,983,285	$26,392,809,075	$13,286,036,731	$26,082,483,792
Accumulated earnings (loss)	5,327,058	(991,325,347)	(1,135,187,666)	(3,065,899,349)

NET ASSETS	$3,336,310,343	$25,401,483,728	$12,150,849,065	$23,016,584,443

NET ASSET VALUE
Shares outstanding	33,300,000	308,800,000	103,100,000	228,200,000

Net asset value	$100.19	$82.26	$117.85	$100.86

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$3,568,565,601	$26,068,402,275	$13,019,090,182	$24,638,986,924
(b) Securities loaned, at value	$121,902,994	$110,028,750	$—	$—
(c) Investments, at cost — affiliated	$315,626,258	$129,165,000	$8,020,000	$61,140,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Assets and Liabilities (unaudited) (continued)

August 31, 2022

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF	iShares 25+ Year Treasury STRIPS Bond ETF	iShares Short Treasury Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$4,564,030,975	$25,154,954,927	$323,944,822	$19,630,327,698
Investments, at value — affiliated(c)	95,080,000	319,500,000	420,000	2,181,980,879
Cash	6,643	773	213	3,476
Receivables:
Investments sold	195,623,577	261,141,049	—	693,139,124
Securities lending income — affiliated	—	—	—	155,994
Capital shares sold	6,979,539	1,946,598	15,945,606	—
Dividends — affiliated	193,502	306,166	670	3,256,572
Interest — unaffiliated	19,672,966	93,127,963	—	22,615,209

Total assets	4,881,587,202	25,830,977,476	340,311,311	22,531,478,952

LIABILITIES
Collateral on securities loaned, at value	—	—	—	394,120,879
Payables:
Investments purchased	227,750,001	431,051,904	15,945,606	110,441,654
Capital shares redeemed	—	598,558	—	1,245,267,358
Investment advisory fees	601,457	3,203,491	11,033	2,321,649

Total liabilities	228,351,458	434,853,953	15,956,639	1,752,151,540

NET ASSETS	$4,653,235,744	$25,396,123,523	$324,354,672	$20,779,327,412

NET ASSETS CONSIST OF
Paid-in capital	$5,311,752,008	$32,416,439,855	$411,133,052	$20,829,852,596
Accumulated loss	(658,516,264)	(7,020,316,332)	(86,778,380)	(50,525,184)

NET ASSETS	$4,653,235,744	$25,396,123,523	$324,354,672	$20,779,327,412

NET ASSET VALUE
Shares outstanding	39,600,000	227,100,000	21,500,000	188,730,000

Net asset value	$117.51	$111.83	$15.09	$110.10

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$4,976,936,390	$30,926,767,153	$401,100,041	$19,688,706,077
(b) Securities loaned, at value	$—	$—	$—	$386,416,727
(c) Investments, at cost — affiliated	$95,080,000	$319,500,000	$420,000	$2,181,980,879

See notes to financial statements.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2022

	iShares 0-3 Month Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

INVESTMENT INCOME
Dividends — affiliated.	$1,664,237	$422,820	$99,038	$241,542
Interest — unaffiliated	12,999,724	142,982,289	75,176,552	183,971,672
Securities lending income — affiliated — net	235,291	397,654	20,361	52,622

Total investment income	14,899,252	143,802,763	75,295,951	184,265,836

EXPENSES
Investment advisory fees	1,701,988	18,331,044	8,271,393	14,506,926
Commitment fees	21,969	—	—	—

Total expenses	1,723,957	18,331,044	8,271,393	14,506,926

Less:
Investment advisory fees waived	(1,282,607)	—	—	—

Total expenses after fees waived	441,350	18,331,044	8,271,393	14,506,926

Net investment income	14,457,902	125,471,719	67,024,558	169,758,910

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(151,792)	(192,483,042)	(139,543,336)	(924,215,889)
In-kind redemptions — unaffiliated(a)	(9,739)	729,217	(26,588,375)	(26,032,486)

	(161,531)	(191,753,825)	(166,131,711)	(950,248,375)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(195,527)	(466,763,827)	(568,730,599)	(1,058,529,905)

	(195,527)	(466,763,827)	(568,730,599)	(1,058,529,905)

Net realized and unrealized loss	(357,058)	(658,517,652)	(734,862,310)	(2,008,778,280)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,100,844	$(533,045,933)	$(667,837,752)	$(1,839,019,370)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited) (continued)

Six Months Ended August 31, 2022

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF	iShares 25+ Year Treasury STRIPS Bond ETF	iShares Short Treasury Bond ETF

INVESTMENT INCOME
Dividends — affiliated.	$357,584	$390,822	$1,433	$9,451,945
Interest — unaffiliated	38,412,115	250,675,311	4,094,676	91,114,400
Securities lending income — affiliated — net	2,570	11,217	21	1,060,273

Total investment income	38,772,269	251,077,350	4,096,130	101,626,618

EXPENSES
Investment advisory fees	2,170,794	15,451,389	217,921	14,207,641
Commitment fees	—	—	—	23,967

Total expenses	2,170,794	15,451,389	217,921	14,231,608

Less:
Investment advisory fees waived	—	—	(159,809)	(615,967)

Total expenses after fees waived	2,170,794	15,451,389	58,112	13,615,641

Net investment income	36,601,475	235,625,961	4,038,018	88,010,977

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(147,045,188)	(549,301,007)	(9,692,845)	(13,061,856)
In-kind redemptions — unaffiliated(a)	(11,832,774)	(63,088,451)	(121,388)	(1,392,090)

	(158,877,962)	(612,389,458)	(9,814,233)	(14,453,946)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(326,970,421)	(3,852,273,402)	(85,169,890)	(45,086,053)

	(326,970,421)	(3,852,273,402)	(85,169,890)	(45,086,053)

Net realized and unrealized loss	(485,848,383)	(4,464,662,860)	(94,984,123)	(59,539,999)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(449,246,908)	$(4,229,036,899)	$(90,946,105)	$28,470,978

(a) See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares 0-3 Month Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF

	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,457,902	$355,720	$125,471,719	$47,493,456
Net realized gain (loss)	(161,531)	399	(191,753,825)	(24,311,431)
Net change in unrealized appreciation (depreciation)	(195,527)	(25,314)	(466,763,827)	(395,725,148)

Net increase (decrease) in net assets resulting from operations	14,100,844	330,805	(533,045,933)	(372,543,123)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,873,248)	(219,773)	(100,870,239)	(50,332,045)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,465,655,168	1,130,208,097	4,602,175,649	2,283,702,955

NET ASSETS
Total increase in net assets	1,470,882,764	1,130,319,129	3,968,259,477	1,860,827,787
Beginning of period	1,865,427,579	735,108,450	21,433,224,251	19,572,396,464

End of period	$3,336,310,343	$1,865,427,579	$25,401,483,728	$21,433,224,251

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets (continued)

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF

	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$67,024,558	$78,386,652	$169,758,910	$138,745,954
Net realized gain (loss)	(166,131,711)	44,438,538	(950,248,375)	(401,557,956)
Net change in unrealized appreciation (depreciation)	(568,730,599)	(446,726,548)	(1,058,529,905)	(172,158,184)

Net decrease in net assets resulting from operations	(667,837,752)	(323,901,358)	(1,839,019,370)	(434,970,186)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(57,469,391)	(78,273,861)	(146,229,069)	(127,547,995)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,400,596,713	(349,391,364)	7,588,082,926	3,766,705,112

NET ASSETS
Total increase (decrease) in net assets	1,675,289,570	(751,566,583)	5,602,834,487	3,204,186,931
Beginning of period	10,475,559,495	11,227,126,078	17,413,749,956	14,209,563,025

End of period	$12,150,849,065	$10,475,559,495	$23,016,584,443	$17,413,749,956

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF

	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$36,601,475	$22,564,851	$235,625,961	$245,076,049
Net realized loss	(158,877,962)	(67,927,213)	(612,389,458)	(572,839,363)
Net change in unrealized appreciation (depreciation)	(326,970,421)	(16,420,097)	(3,852,273,402)	(89,798,284)

Net decrease in net assets resulting from operations	(449,246,908)	(61,782,459)	(4,229,036,899)	(417,561,598)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(27,772,735)	(21,118,312)	(205,184,351)	(239,203,157)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,804,824,994	1,221,395,373	13,716,978,273	1,986,170,721

NET ASSETS
Total increase in net assets	2,327,805,351	1,138,494,602	9,282,757,023	1,329,405,966
Beginning of period	2,325,430,393	1,186,935,791	16,113,366,500	14,783,960,534

End of period	$4,653,235,744	$2,325,430,393	$25,396,123,523	$16,113,366,500

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets (continued)

		iShares 25+ Year Treasury STRIPS Bond ETF	iShares Short Treasury Bond ETF

	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$4,038,018	$6,325,928	$88,010,977	$(8,840,950)
Net realized gain (loss)	(9,814,233)	5,122,128	(14,453,946)	(4,134,609)
Net change in unrealized appreciation (depreciation)	(85,169,890)	11,248,649	(45,086,053)	(15,399,581)

Net increase (decrease) in net assets resulting from operations	(90,946,105)	22,696,705	28,470,978	(28,375,140)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,966,925)	(5,793,042)	(57,641,452)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	95,071,548	278,439,034	5,029,212,981	(385,511,339)

NET ASSETS
Total increase (decrease) in net assets	158,518	295,342,697	5,000,042,507	(413,886,479)
Beginning of period	324,196,154	28,853,457	15,779,284,905	16,193,171,384

End of period	$324,354,672	$324,196,154	$20,779,327,412	$15,779,284,905

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-3 Month Treasury Bond ETF

	Six Months Ended			Period From
	08/31/22		Year Ended	05/26/20	(a)
	(unaudited)		02/28/22	to 02/28/21

Net asset value, beginning of period	$100.02		$100.01	$100.01

Net investment income(b)	0.51		0.04	0.05
Net realized and unrealized loss(c)		(0.06)	0.00	0.00	(d)

Net increase from investment operations	0.45		0.04	0.05

Distributions from net investment income(e)		(0.28)	(0.03)		(0.05)

Net asset value, end of period	$100.19		$100.02	$100.01

Total Return(f)
Based on net asset value	0.44	%(g)	0.04%	0.05	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.12	%(i)	0.12%	0.12	%(i)

Total expenses after fees waived	0.03	%(i)	0.03%	0.03	%(i)

Net investment income	1.02	%(i)	0.04%	0.07	%(i)

Supplemental Data
Net assets, end of period (000)	$3,336,310		$1,865,428	$735,108

Portfolio turnover rate(j)	0	%(g)	0%	326	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$84.55		$86.30	$85.70	$83.73	$83.44	$84.54

Net investment income(a)	0.43		0.20	0.62	1.73	1.64	0.89
Net realized and unrealized gain (loss)(b)		(2.38)	(1.73)	0.69	2.02	0.16	(1.13)

Net increase (decrease) from investment operations		(1.95)	(1.53)	1.31	3.75	1.80	(0.24)

Distributions(c)
From net investment income		(0.34)	(0.19)	(0.71)	(1.78)	(1.51)	(0.86)
From net realized gain	—		(0.03)	—	—	—	—

Total distributions		(0.34)	(0.22)	(0.71)	(1.78)	(1.51)	(0.86)

Net asset value, end of period	$82.26		$84.55	$86.30	$85.70	$83.73	$83.44

Total Return(d)
Based on net asset value	(2.32	)%(e)	(1.77)%	1.52%	4.53%	2.18%	(0.29)%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.03	%(g)	0.24%	0.71%	2.05%	1.97%	1.06%

Supplemental Data
Net assets, end of period (000)	$25,401,484		$21,433,224	$19,572,396	$17,465,741	$18,972,903	$11,281,148

Portfolio turnover rate(h)	41	%(e)	148%	79%	56%	62%	85%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$126.06		$131.00	$130.24	$121.54	$120.03	$123.07

Net investment income(a)	0.74		0.94	1.29	2.44	2.47	1.93
Net realized and unrealized gain (loss)(b)		(8.32)	(4.94)	0.85	8.76	1.47	(3.10)

Net increase (decrease) from investment operations		(7.58)	(4.00)	2.14	11.20	3.94	(1.17)

Distributions from net investment income(c)		(0.63)	(0.94)	(1.38)	(2.50)	(2.43)	(1.87)

Net asset value, end of period	$117.85		$126.06	$131.00	$130.24	$121.54	$120.03

Total Return(d)
Based on net asset value	(6.02	)%(e)	(3.07)%	1.63%	9.31%	3.33%	(0.98)%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.22	%(g)	0.72%	0.97%	1.95%	2.06%	1.57%

Supplemental Data
Net assets, end of period (000)	$12,150,849		$10,475,559	$11,227,126	$9,923,985	$7,122,486	$7,069,651

Portfolio turnover rate(h)	21	%(e)	62%	49%	38%	41%	66%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$111.99		$115.71	$117.31	$104.16	$102.13	$105.68

Net investment income(a)	0.92		1.08	1.15	2.19	2.45	1.97
Net realized and unrealized gain (loss)(b)		(11.23)	(3.81)	(1.53)	13.19	1.97	(3.59)

Net increase (decrease) from investment operations		(10.31)	(2.73)	(0.38)	15.38	4.42	(1.62)

Distributions from net investment income(c)		(0.82)	(0.99)	(1.22)	(2.23)	(2.39)	(1.93)

Net asset value, end of period	$100.86		$111.99	$115.71	$117.31	$104.16	$102.13

Total Return(d)
Based on net asset value	(9.23	)%(e)	(2.38)%	(0.37)%	14.94%	4.40%	(1.59)%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.76	%(g)	0.94%	0.95%	1.98%	2.40%	1.86%

Supplemental Data
Net assets, end of period (000)	$23,016,584		$17,413,750	$14,209,563	$21,480,308	$13,217,782	$8,364,365

Portfolio turnover rate(h)	38	%(e)	114%	76%	57%	63%	46%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$141.79		$146.54	$158.70	$132.80	$130.13	$134.79

Net investment income(a)	1.58		2.41	2.04	3.18	3.10	2.53
Net realized and unrealized gain (loss)(b)		(24.54)	(4.91)	(10.08)	26.01	2.53	(4.68)

Net increase (decrease) from investment operations		(22.96)	(2.50)	(8.04)	29.19	5.63	(2.15)

Distributions
From net investment income		(1.32)	(2.25)	(2.80)	(3.29)	(2.96)	(2.51)
From net realized gain	—		—	(1.32)	—	—	—

Total distributions		(1.32)	(2.25)	(4.12)	(3.29)	(2.96)	(2.51)

Net asset value, end of period	$117.51		$141.79	$146.54	$158.70	$132.80	$130.13

Total Return(c)
Based on net asset value	(16.26	)%(d)	(1.74)%	(5.38)%	22.28%	4.39%	(1.66)%

Ratios to Average Net Assets(e)
Total expenses	0.15	%(f)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.53	%(f)	1.65%	1.25%	2.21%	2.38%	1.87%

Supplemental Data
Net assets, end of period (000)	$4,653,236		$2,325,430	$1,186,936	$1,095,034	$929,614	$507,490

Portfolio turnover rate(g)	27	%(d)	114%	214%	63%	45%	27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$139.87		$143.12	$155.13	$119.95	$118.70	$121.65

Net investment income(a)	1.37		2.25	2.24	3.09	3.23	3.11
Net realized and unrealized gain (loss)(b)		(28.17)	(3.26)	(11.95)	35.13	1.24	(2.98)

Net increase (decrease) from investment operations		(26.80)	(1.01)	(9.71)	38.22	4.47	0.13

Distributions from net investment income(c)		(1.24)	(2.24)	(2.30)	(3.04)	(3.22)	(3.08)

Net asset value, end of period	$111.83		$139.87	$143.12	$155.13	$119.95	$118.70

Total Return(d)
Based on net asset value	(19.24	)%(e)	(0.72)%	(6.43)%	32.29%	3.82%	0.04%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.29	%(g)	1.56%	1.39%	2.27%	2.72%	2.51%

Supplemental Data
Net assets, end of period (000)	$25,396,124		$16,113,367	$14,783,961	$21,237,057	$10,951,502	$6,718,668

Portfolio turnover rate(h)	10	%(e)	43%	65%	25%	17%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 25+ Year Treasury STRIPS Bond ETF

	Six Months Ended			Period From
	08/31/22		Year Ended	09/22/20	(a)
	(unaudited)		02/28/22	to 02/28/21

Net asset value, beginning of period	$20.52		$20.61	$25.06

Net investment income(b)	0.23		0.45	0.17
Net realized and unrealized loss(c)		(5.42)	(0.14)		(4.50)

Net increase (decrease) from investment operations		(5.19)	0.31		(4.33)

Distributions from net investment income(d)		(0.24)	(0.40)		(0.12)

Net asset value, end of period	$15.09		$20.52	$20.61

Total Return(e)
Based on net asset value	(25.45	)%(f)	1.44%	(17.33	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.15	%(h)	0.15%	0.15	%(h)

Total expenses after fees waived	0.04	%(h)	0.04%	0.07	%(h)

Net investment income	2.78	%(h)	2.10%	1.71	%(h)

Supplemental Data
Net assets, end of period (000)	$324,355		$324,196	$28,853

Portfolio turnover rate(i)	25	%(f)	40%	36	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$110.29		$110.52	$110.68	$110.52	$110.29	$110.36

Net investment income (loss)(a)	0.52		(0.07)	0.40	2.28	2.16	1.01
Net realized and unrealized gain (loss)(b)		(0.39)	(0.16)	0.10	0.25	0.01	(0.22)

Net increase (decrease) from investment operations	0.13		(0.23)	0.50	2.53	2.17	0.79

Distributions(c)
From net investment income		(0.32)	—	(0.50)	(2.37)	(1.94)	(0.86)
From net realized gain	—		—	(0.16)	—	—	—

Total distributions		(0.32)	—	(0.66)	(2.37)	(1.94)	(0.86)

Net asset value, end of period	$110.10		$110.29	$110.52	$110.68	$110.52	$110.29

Total Return(d)
Based on net asset value	0.11	%(e)	(0.19)%	0.45%	2.31%	1.98%	0.71%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Total expenses after fees waived	0.14	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income (loss)	0.93	%(g)	(0.06)%	0.36%	2.06%	1.95%	0.91%

Supplemental Data
Net assets, end of period (000)	$20,779,327		$15,779,285	$16,193,171	$20,276,511	$19,131,299	$9,506,603

Portfolio turnover rate(h)	64	%(e)	86%	115%	42%	73%	47%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

0-3 Month Treasury Bond	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified
25+ Year Treasury STRIPS Bond	Diversified
Short Treasury Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

0-3 Month Treasury Bond
BMO Capital Markets Corp.	$21,930,928	$(21,930,928)	$—		$—
Morgan Stanley	99,972,066	(99,972,066)	—		—

	$121,902,994	$(121,902,994)	$—		$—

1-3 Year Treasury Bond
Barclays Capital, Inc.	$100,116,250	$(100,116,250)	$—		$—
J.P. Morgan Securities LLC	9,912,500	(9,912,500)	—		—

	$110,028,750	$(110,028,750)	$—		$—

Short Treasury Bond
BMO Capital Markets Corp.	$29,895,068	$(29,895,068)	$—		$—
Deutsche Bank Securities, Inc.	175,155,591	(175,155,591)	—		—
J.P. Morgan Securities LLC	149,375,007	(149,375,007)	—		—
Morgan Stanley	31,991,061	(31,991,061)	—		—

	$386,416,727	$(386,416,727)	$—		$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

0-3 Month Treasury Bond	0.12%
1-3 Year Treasury Bond	0.15
3-7 Year Treasury Bond	0.15
7-10 Year Treasury Bond	0.15
10-20 Year Treasury Bond	0.15
20+ Year Treasury Bond	0.15
25+ Year Treasury STRIPS Bond	0.15
Short Treasury Bond	0.15

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

Effective June 29, 2022, for the iShares 0-3 Month Treasury Bond ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.05% through June 30, 2023. Prior to June 29, 2022, BFA had contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver would not exceed 0.03% through June 30, 2022.

For the iShares Short Treasury Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

0-3 Month Treasury Bond	$1,282,607
Short Treasury Bond	615,967

BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). BFA has elected to implement a voluntary fee waiver in order to limit the iShares 25+ Year Treasury STRIPS Bond ETF’s total annual operating expenses after fee waivers to 0.04% and currently intends to keep such voluntary fee waiver for the Fund in place through June 30, 2023. Any voluntary waiver or reimbursement implemented by BFA may be eliminated by BFA at any time.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

25+ Year Treasury STRIPS Bond	$159,809

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

0-3 Month Treasury Bond	$89,356
1-3 Year Treasury Bond	146,524
3-7 Year Treasury Bond	6,922
7-10 Year Treasury Bond	18,775
10-20 Year Treasury Bond	1,095
20+ Year Treasury Bond	4,555
25+ Year Treasury STRIPS Bond	8
Short Treasury Bond	403,587

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

0-3 Month Treasury Bond	$2,302,508,233	$—	$—
1-3 Year Treasury Bond	2,199,990,747	6,531,423,619	(139,479,270)
3-7 Year Treasury Bond	909,447,033	1,556,528,344	(114,914,564)
7-10 Year Treasury Bond	158,667,258	1,607,395,872	(204,831,029)
10-20 Year Treasury Bond	372,352,932	251,566,932	(52,735,258)
20+ Year Treasury Bond	3,660,167	308,313,068	(88,103,154)
Short Treasury Bond	6,853,849,445	2,418,554,726	(4,582,656)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities

iShares ETF	Purchases	Sales

1-3 Year Treasury Bond	$9,869,103,078	$9,820,001,740
3-7 Year Treasury Bond	2,337,941,439	2,310,156,195
7-10 Year Treasury Bond	7,311,198,913	7,353,760,584
10-20 Year Treasury Bond	828,975,171	785,279,879
20+ Year Treasury Bond	2,182,021,585	2,163,044,513
25+ Year Treasury STRIPS Bond	74,146,009	77,579,960
Short Treasury Bond	4,018,436,275	1,895,243,462

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

For the six months ended August 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

0-3 Month Treasury Bond	$2,346,108,015	$1,055,661,587
1-3 Year Treasury Bond	10,730,166,636	6,178,788,696
3-7 Year Treasury Bond	4,354,748,963	1,968,925,876
7-10 Year Treasury Bond	13,562,821,774	6,016,220,207
10-20 Year Treasury Bond	3,077,742,984	344,260,675
20+ Year Treasury Bond	18,227,594,132	4,636,784,319
25+ Year Treasury STRIPS Bond	95,443,551	807,476
Short Treasury Bond	10,600,505,410	6,757,506,297

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

1-3 Year Treasury Bond	$42,610,037
3-7 Year Treasury Bond	39,554,644
7-10 Year Treasury Bond	413,135,943
10-20 Year Treasury Bond	97,165,427
20+ Year Treasury Bond	664,062,295

As of August 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

0-3 Month Treasury Bond	$3,884,193,633	$24,265	$(269,617)	$(245,352)
1-3 Year Treasury Bond	26,197,814,021	—	(789,108,529)	(789,108,529)
3-7 Year Treasury Bond	13,030,746,530	74	(945,474,512)	(945,474,438)
7-10 Year Treasury Bond	24,703,065,388	—	(1,743,236,323)	(1,743,236,323)
10-20 Year Treasury Bond	5,073,111,493	—	(414,000,518)	(414,000,518)
20+ Year Treasury Bond	31,272,308,069	—	(5,797,853,142)	(5,797,853,142)
25+ Year Treasury STRIPS Bond	401,521,785	—	(77,156,963)	(77,156,963)
Short Treasury Bond	21,873,971,145	—	(61,662,568)	(61,662,568)

8.	LINE OF CREDIT

The iShares 0-3 Month Treasury Bond ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 11, 2023. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended August 31, 2022, the Funds did not borrow under the Credit Agreement or Syndicated Credit Agreement.

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 08/31/22		Year Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

0-3 Month Treasury Bond
Shares sold	26,150,000	$2,616,480,356	12,750,000	$1,275,235,864
Shares redeemed	(11,500,000)	(1,150,825,188)	(1,450,000)	(145,027,767)

	14,650,000	$1,465,655,168	11,300,000	$1,130,208,097

1-3 Year Treasury Bond
Shares sold	130,600,000	$10,827,893,420	95,300,000	$8,175,736,494
Shares redeemed	(75,300,000)	(6,225,717,771)	(68,600,000)	(5,892,033,539)

	55,300,000	$4,602,175,649	26,700,000	$2,283,702,955

3-7 Year Treasury Bond
Shares sold	36,400,000	$4,382,168,006	25,300,000	$3,269,142,901
Shares redeemed	(16,400,000)	(1,981,571,293)	(27,900,000)	(3,618,534,265)

	20,000,000	$2,400,596,713	(2,600,000)	$(349,391,364)

7-10 Year Treasury Bond
Shares sold	131,100,000	$13,636,314,322	163,400,000	$18,777,676,334
Shares redeemed	(58,400,000)	(6,048,231,396)	(130,700,000)	(15,010,971,222)

	72,700,000	$7,588,082,926	32,700,000	$3,766,705,112

10-20 Year Treasury Bond
Shares sold	26,000,000	$3,156,812,503	11,800,000	$1,724,670,427
Shares redeemed	(2,800,000)	(351,987,509)	(3,500,000)	(503,275,054)

	23,200,000	$2,804,824,994	8,300,000	$1,221,395,373

20+ Year Treasury Bond
Shares sold	151,600,000	$18,398,165,665	239,400,000	$34,663,997,215
Shares redeemed	(39,700,000)	(4,681,187,392)	(227,500,000)	(32,677,826,494)

	111,900,000	$13,716,978,273	11,900,000	$1,986,170,721

25+ Year Treasury STRIPS Bond
Shares sold	5,750,000	$95,882,791	18,650,000	$368,671,051
Shares redeemed	(50,000)	(811,243)	(4,250,000)	(90,232,017)

	5,700,000	$95,071,548	14,400,000	$278,439,034

Short Treasury Bond
Shares sold	114,320,000	$12,588,265,104	46,050,000	$5,082,727,211
Shares redeemed	(68,660,000)	(7,559,052,123)	(49,500,000)	(5,468,238,550)

	45,660,000	$5,029,212,981	(3,450,000)	$(385,511,339)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares 0-3 Month Treasury Bond ETF, iShares 25+ Year Treasury Strips Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	49

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares 1-3 Year Treasury Bond ETF, iShares Short Treasury Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and

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Board Review and Approval of Investment Advisory Contract  (continued)

ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	53

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

0-3 Month Treasury Bond(a)	$0.275819	$—	$0.001665	$0.277484	99%	—%	1%		100%
7-10 Year Treasury Bond	0.816238	—	—	0.816238	100	—	—		100
10-20 Year Treasury Bond(a)	1.314352	—	0.000707	1.315059	100	—	0	(b)	100
20+ Year Treasury Bond(a)	1.235973	—	0.001027	1.237000	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	55

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	57

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-201-0822

AUGUST 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares California Muni Bond ETF | CMF | NYSE Arca
•	iShares National Muni Bond ETF | MUB | NYSE Arca
•	iShares New York Muni Bond ETF | NYF | NYSE Arca
•	iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we are likely to see a period of slowing growth paired with relatively high inflation.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2022
	6-Month	12-Month
U.S. large cap equities (S&P®500 Index)	(8.84)%	(11.23)%
U.S. small cap equities (Russell 2000®Index)	(9.31)	(17.88)
International equities (MSCI Europe, Australasia, Far East Index)	(13.97)	(19.80)
Emerging market equities (MSCI Emerging Markets Index)	(13.30)	(21.80)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.36	0.39
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(9.71)	(13.27)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(7.76)	(11.52)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(5.72)	(8.63)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.78)	(10.61)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2022	iShares® California Muni Bond ETF

Investment Objective

The iShares California Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the ICE AMT-Free California Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(5.42)%	(8.38)%	0.82%	2.08%	(8.38)%	4.15%	22.90%
Fund Market	(5.42)	(8.42)	0.79	2.01	(8.42)	4.00	22.07
Index	(5.37)	(8.31)	1.08	2.32	(8.31)	5.51	25.72

Index performance through September 14, 2021, reflects the performance of S&P California AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE AMT-Free California Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$945.80	$1.23	$1,000.00	$1,023.90	$1.28	0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments(a)
AAA.	13.3%
AA+	12.0
AA	16.8
AA-	37.0
A+	5.2
A	3.6
A-	0.4
BBB+	0.2
Not Rated	11.5

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)
San Buenaventura Public Facilities Financing Authority RB, 5.00%, 01/01/44	0.6%
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44	0.6
Fremont Union High School District GO, Series A, 4.00%, 08/01/46	0.6
San Diego Community College District GO, Series 2006, 5.00%, 08/01/43	0.6
California State Public Works Board RB, 5.00%, 02/01/23	0.6

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2022	iShares® National Muni Bond ETF

Investment Objective

The iShares National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the ICE AMT-Free US National Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(5.16)%	(7.86)%	1.14%	1.90%	(7.86)%	5.85%	20.71%
Fund Market	(5.28)	(8.09)	1.12	1.85	(8.09)	5.71	20.10
Index	(5.32)	(8.06)	1.27	2.09	(8.06)	6.50	22.95

Index performance through September 14, 2021, reflects the performance of S&P National AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE AMT-Free US National Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$948.40	$0.34	$1,000.00	$1,024.90	$0.36	0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments(a)
AAA.	23.7%
AA+	20.6
AA	15.9
AA-	15.1
A+	6.4
A	2.4
A-	1.6
BBB+	5.5
BBB	0.1
Not Rated	8.7

TEN LARGEST STATES

State	Percent of Total Investments(a)
New York	21.2%
California	20.3
Texas	7.7
Massachusetts	5.5
New Jersey	4.3
Washington	3.8
Illinois	3.6
Maryland	2.7
Georgia	2.6
Pennsylvania	2.4

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2022	iShares® New York Muni Bond ETF

Investment Objective

The iShares New York Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the ICE AMT-Free New York Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(5.61)%	(8.37)%	0.76%	1.82%	(8.37)%	3.88%	19.82%
Fund Market	(5.78)	(8.50)	0.71	1.76	(8.50)	3.62	19.03
Index	(5.66)	(8.33)	0.92	2.03	(8.33)	4.67	22.21

Index performance through September 14, 2021, reflects the performance of S&P New York AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE AMT-Free New York Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$943.90	$1.22	$1,000.00	$1,023.90	$1.28	0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments(a)
AAA.	22.4%
AA+	23.0
AA	15.1
AA-	14.1
A+	1.4
A	5.6
A-	1.5
BBB+	6.3
Not Rated	10.6

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)
New York State Dormitory Authority RB, Series D, 4.00%, 02/15/47	0.8%
Suffolk County Water Authority RB, Series A, 4.00%, 06/01/41	0.7
Town of Brookhaven NY GOL, 4.00%, 07/15/26	0.7
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/28	0.7
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/37	0.6

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2022	iShares® Short-Term National Muni Bond ETF

Investment Objective

The iShares Short-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the ICE Short Maturity AMT-Free US National Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.21)%	(2.83)%	0.70%	0.71%	(2.83)%	3.53%	7.35%
Fund Market	(1.22)	(2.89)	0.72	0.71	(2.89)	3.66	7.31
Index	(1.25)	(2.85)	0.83	0.94	(2.85)	4.24	9.79

Index performance through September 14, 2021, reflects the performance of S&P Short Term National AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE Short Maturity AMT-Free US National Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$987.90	$0.35	$1,000.00	$1,024.90	$0.36	0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments(a)
AAA.	34.7%
AA+	21.1
AA	14.0
AA-	9.4
A+	6.7
A	0.8
A-	1.3
BBB+	4.2
Not Rated	7.8

TEN LARGEST STATES

State	Percent of Total Investments(a)
California	13.4%
New York	12.1
Texas	9.3
Massachusetts	5.4
Maryland	5.2
Washington	4.3
New Jersey	4.1
Virginia	4.0
North Carolina	3.6
Georgia	3.3

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 98.6%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$211,741
Alameda Corridor Transportation Authority RB
0.00%, 10/01/32 (NPFGC)(a)	745	518,264
0.00%, 10/01/47 ( 10/01/37)(a)	1,630	824,290
0.00%, 10/01/48 ( 10/01/37)(a)	665	335,786
0.00%, 10/01/49 ( 10/01/37)(a)	665	335,301
0.00%, 10/01/50 ( 10/01/37)(a)	2,195	1,101,737
0.00%, 10/01/51 ( 10/01/37) (AGM)(a)	1,000	511,678
5.00%, 10/01/52 ( 10/01/32) (AGM)	285	300,616
Series A, 5.00%, 10/01/26 (Call 10/01/23)	300	308,382
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM)	255	259,505
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,090,701
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,088,206
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	628,310
Alameda County Transportation Commission RB
5.00%, 03/01/40 ( 03/01/32)	4,215	4,835,543
5.00%, 03/01/45 ( 03/01/32)	2,000	2,266,766
Alhambra Unified School District GO, Series B, 0.00%, 08/01/39(a)	5,100	2,577,429
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	861,225
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	946,987
Anaheim Housing & Public Improvements Authority RB
Series A, 5.00%, 10/01/50 (Call 10/01/25)	200	209,497
Series C, 5.00%, 10/01/45 (Call 10/01/25)	1,500	1,574,128
Bay Area Toll Authority RB
4.00%, 04/01/29 (Call 04/01/27)	500	530,654
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,249,980
4.00%, 04/01/42 (Call 04/01/27)	6,035	5,986,005
4.00%, 04/01/47 (Call 04/01/27)	2,500	2,417,708
4.00%, 04/01/49 (Call 04/01/27)	2,455	2,361,088
5.00%, 04/01/23	175	177,720
5.00%, 04/01/28	400	451,023
VRDN,2.00%, 04/01/53 (Put 10/01/23)(b)(c)	1,955	1,924,507
VRDN,2.13%, 04/01/53 (Put 10/01/24)(b)(c)	1,200	1,178,705
Series A, VRDN,2.95%, 04/01/47 (Put 10/01/25)(b)(c)	740	743,077
Series B, VRDN,2.85%, 04/01/47 (Put 10/01/24)(b)(c)	740	740,770
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	8,150	8,482,077
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	1,405	1,561,783
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	3,000	3,047,155
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	595	604,352
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	4,750	4,824,661
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	250	254,288
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,017,034
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,835	2,984,998
Series S-8, 3.00%, 04/01/54 (Call 10/01/29)	620	462,098
Series S-8, 5.00%, 04/01/56 (PR 10/01/29)	2,000	2,318,209
Bay Area Water Supply & Conservation Agency RB,
Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,350	1,370,433
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	1,000	1,034,716
5.00%, 10/01/49 (PR 04/01/26)	250	272,870
5.25%, 04/01/40	1,480	1,791,510
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,191,498
Series T-1, 5.00%, 03/15/39	700	822,674
Series U-3, 5.00%, 06/01/43	2,360	2,791,098

Security	Par (000)	Value

California (continued)
Series U-6, 5.00%, 05/01/45	$5,010	$5,918,799
Series U-7, 5.00%, 06/01/46	2,650	3,134,760
Series V-1, 5.00%, 05/01/29	500	577,784
Series V-1, 5.00%, 05/01/49	7,260	8,599,561
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/22	1,500	1,503,372
5.00%, 10/01/23	675	694,372
5.00%, 10/01/26 (Call 04/01/26)	3,240	3,538,207
5.00%, 10/01/28 (Call 04/01/28)	545	618,312
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,084,294
5.00%, 10/01/43 (Call 04/01/28)	2,000	2,195,732
5.00%, 10/01/48 (Call 04/01/28)	125	136,594
5.00%, 08/01/49 (Call 08/01/29)	3,125	3,327,053
Series A, 4.00%, 10/01/45 (PR 10/01/26)	500	530,782
Series A, 5.00%, 07/01/23 (ETM) (AGM)	250	255,639
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	322,020
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	898,325
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,550,705
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	837,607
Series A, 5.00%, 10/01/41 (PR 10/01/26)	700	771,003
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,131,902
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	535,400
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	502,526
California State Public Works Board RB
5.00%, 02/01/23	10,000	10,111,725
5.00%, 08/01/28	1,000	1,136,629
5.00%, 11/01/40 (Call 11/01/31)	1,000	1,114,951
5.00%, 11/01/46 (Call 11/01/31)	4,350	4,778,512
Series A, 5.00%, 09/01/22	575	575,000
Series A, 5.00%, 02/01/26	2,000	2,167,336
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,350	1,416,792
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,265	1,327,081
Series A, 5.00%, 09/01/29 (Call 09/01/24)	2,205	2,312,331
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,048,277
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,046,085
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	703,132
Series B, 5.00%, 10/01/23	180	185,068
Series B, 5.00%, 10/01/27	340	381,172
Series B, 5.00%, 10/01/29 (Call 10/01/27)	250	279,374
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,089,213
Series C, 5.00%, 11/01/24	1,155	1,217,709
Series C, 5.00%, 11/01/27	1,100	1,235,015
Series C, 5.00%, 11/01/29	1,530	1,769,926
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,575	1,700,887
Series D, 5.00%, 06/01/25	350	373,806
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	346,598
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	912,368
Series F, 5.00%, 05/01/23	795	809,049
Series F, 5.00%, 05/01/25	300	319,814
Series F, 5.00%, 05/01/27 (Call 05/01/25)	930	991,199
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	372,981
Series G, 5.00%, 11/01/23 (Call 11/01/22)	250	251,155
Series G, 5.00%, 11/01/26 (Call 11/01/22)	270	271,248
Series G, 5.00%, 11/01/27 (Call 11/01/22)	670	673,096
Series G, 5.00%, 11/01/30 (Call 11/01/22)	1,040	1,044,806
Series G, 5.00%, 11/01/37 (Call 11/01/22)	1,350	1,356,238
Series I, 5.00%, 11/01/25 (Call 11/01/23)	1,990	2,049,951
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,270	2,330,454

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series I, 5.25%, 11/01/27 (Call 11/01/23)	$960	$991,322
Series I, 5.50%, 11/01/31 (Call 11/01/23)	1,615	1,670,029
Series I, 5.50%, 11/01/33 (Call 11/01/23)	2,400	2,478,132
California State University RB
4.00%, 11/01/29 (Call 11/01/22)	1,000	1,002,900
5.00%, 11/01/26	370	410,257
Series A, 4.00%, 11/01/28 (PR 11/01/22)	200	200,580
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,480,105
Series A, 4.00%, 11/01/38 (Call 05/01/26)	500	502,520
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	196,163
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	905,726
Series A, 5.00%, 11/01/22	1,845	1,853,403
Series A, 5.00%, 11/01/23	665	685,500
Series A, 5.00%, 11/01/24 (PR 11/01/23)	1,575	1,624,105
Series A, 5.00%, 11/01/26 (PR 11/01/24)	400	422,673
Series A, 5.00%, 11/01/27 (Call 05/01/26)	1,085	1,189,178
Series A, 5.00%, 11/01/27 (PR 11/01/22)	2,015	2,024,312
Series A, 5.00%, 11/01/27 (PR 11/01/24)	400	422,673
Series A, 5.00%, 11/01/28 (PR 11/01/24)	3,370	3,561,019
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,020	1,113,680
Series A, 5.00%, 11/01/29 (PR 11/01/24)	1,425	1,505,772
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	576,294
Series A, 5.00%, 11/01/30 (PR 11/01/24)	505	533,625
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	2,693,695
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	552,150
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,500	1,623,950
Series A, 5.00%, 11/01/32 (PR 11/01/24)	2,000	2,113,364
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	537,880
Series A, 5.00%, 11/01/33 (PR 11/01/24)	1,500	1,585,023
Series A, 5.00%, 11/01/35 (Call 11/01/25)	2,780	2,982,887
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	491,919
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	529,002
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,780	1,938,762
Series A, 5.00%, 11/01/37 (PR 11/01/22)	325	326,502
Series A, 5.00%, 11/01/39 (Call 11/01/29)	1,515	1,680,527
Series A, 5.00%, 11/01/39 (PR 11/01/24)	500	528,341
Series A, 5.00%, 11/01/41 (Call 05/01/26)	650	694,192
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,771,600
Series A, 5.00%, 11/01/44 (PR 11/01/24)	1,290	1,363,120
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	808,296
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,379,783
Series A, 5.00%, 11/01/48 (Call 11/01/28)	4,050	4,381,027
Series B-3, VRDN,4.00%, 11/01/51 (Put 05/01/23)(b)(c)	3,245	3,273,809
Series C, 4.00%, 11/01/45 (Call 11/01/30)	3,720	3,603,530
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	256,002
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (PR 08/01/26)	2,000	2,125,380
Centinela Valley Union High School District GO, Series B,
4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	284,271
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	250,193
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	2,904,982
Series C, 3.00%, 08/01/44 (Call 08/01/29)	250	204,534
Series D, 0.00%, 08/01/26(a)	545	486,639
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	1,000	1,034,007
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,027,776
Series 2016, 5.00%, 08/01/24 (PR 08/01/23)	115	117,843
Series 2016, 5.00%, 08/01/27 (PR 08/01/23)	500	512,359

Security	Par (000)	Value

California (continued)
Series 2016, 5.00%, 08/01/29 (PR 08/01/23)	$1,500	$1,537,077
Series 2016, 5.00%, 08/01/31 (PR 08/01/23)	2,800	2,869,210
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,269,635
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	959,780
Chaffey Community College District GO, 3.00%,
06/01/33( 06/01/28)	1,800	1,714,873
Chaffey Joint Union High School District GO, Series B,
4.00%, 08/01/44 (Call 02/01/25)	500	500,485
Chino Basin Regional Financing Authority RB, Series B,
4.00%, 11/01/25 (Call 08/01/25)	7,290	7,637,571
City & County of San Francisco CA GO
5.00%, 06/15/26	500	549,355
5.00%, 06/15/27	500	561,466
Series R, 5.00%, 06/15/28	3,500	4,002,187
Series R1, 5.00%, 06/15/24 (Call 06/15/23)	175	178,617
Series R1, 5.00%, 06/15/25	1,315	1,411,540
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	550	561,251
Series R1, 5.00%, 06/15/31 (Call 06/15/28)	1,500	1,699,961
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/44 (Call 05/15/29)	2,000	2,189,486
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,612,696
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	492,685
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,494,058
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,457,912
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,084,064
Series B, 5.00%, 06/01/23	760	774,863
Series B, 5.00%, 06/01/27	3,850	4,314,197
Series C, 5.00%, 06/01/29	2,000	2,320,768
Series C, 5.00%, 06/01/30	2,000	2,345,387
Series C, 5.00%, 06/01/32	2,500	2,968,766
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	956,008
City of Los Angeles Department of Airports RB
5.00%, 05/15/28	280	318,416
5.00%, 05/15/48 (Call 05/15/29)	1,000	1,065,928
Series A, 5.00%, 05/15/26	1,000	1,093,301
Series A, 5.00%, 05/15/32 (Call 11/15/29)	1,070	1,228,089
Series A, 5.00%, 05/15/36 (Call 11/15/29)	5,330	5,903,198
Series A, 5.00%, 05/15/39 (Call 11/15/29)	4,430	4,868,601
Series A, 5.00%, 05/15/40 (Call 11/15/29)	1,425	1,557,996
Series B, 5.00%, 05/15/25	1,135	1,213,467
Series B, 5.00%, 05/15/32 (Call 05/15/30)	1,000	1,156,975
Series B, 5.00%, 05/15/35 (Call 05/15/31)	2,100	2,363,730
Series B, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,116,283
Series B, 5.00%, 05/15/45 (Call 05/15/31)	2,705	2,937,463
Series B, 5.00%, 05/15/48 (Call 05/15/31)	450	487,147
Series C, 5.00%, 05/15/25	500	534,567
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	1,830,783
Series E, 5.00%, 05/15/44 (Call 11/15/28)	1,500	1,602,296
City of Riverside CA Electric Revenue RB
Series A, 5.00%, 10/01/36 (Call 04/01/29)	1,025	1,144,522
Series A, 5.00%, 10/01/48 (Call 04/01/29)	2,000	2,173,348
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	530,695
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,056,222
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (PR 09/01/23)	2,380	2,443,943

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/30 (Call 11/01/26)	$1,035	$1,095,974
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,544,272
5.00%, 11/01/25	445	481,754
5.00%, 11/01/25 (Call 05/01/25)	1,700	1,818,876
5.00%, 11/01/27 (Call 11/01/26)	1,945	2,151,995
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,551,395
5.00%, 11/01/31 (Call 11/01/26)	1,945	2,134,518
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,062,705
5.00%, 11/01/34 (Call 11/01/26)	1,740	1,894,746
Series A, 5.00%, 11/01/33 (Call 11/01/26)	1,835	2,002,843
Series A, 5.00%, 11/01/50 (Call 11/01/30)	2,380	2,595,589
Series B, 5.00%, 11/01/50 (Call 11/01/27)	2,000	2,172,659
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,111,472
City of San Jose CA GO
Series A, 5.00%, 09/01/39 (Call 03/01/31)	3,150	3,545,025
Series A, 5.00%, 09/01/42 (Call 03/01/31)	6,075	6,781,270
Series A, 5.00%, 09/01/43 (Call 03/01/31)	2,000	2,227,030
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,650	2,901,983
Series C, 5.00%, 09/01/28	370	423,126
Clovis Unified School District GO
4.00%, 08/01/40 (PR 08/01/25)	115	120,193
Series D, 4.00%, 08/01/40 (Call 08/01/25)	135	135,375
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	500	315,812
4.00%, 08/01/32 (Call 08/15/25)	2,500	2,614,354
5.00%, 08/01/29 (PR 08/15/25)	4,905	5,272,759
5.00%, 08/01/31 (Call 08/15/25)	2,335	2,510,070
5.00%, 08/01/36 ( 08/01/27)	1,500	1,684,527
Series A, 4.00%, 08/01/38 (PR 08/01/23)	1,500	1,523,180
Series A, 5.00%, 08/01/24 (PR 08/01/23)	565	578,966
Series A, 5.00%, 08/01/38 (PR 08/01/23)	1,860	1,905,975
Series B, 0.00%, 08/01/27 (AGM)(a)	320	278,928
Series B, 0.00%, 08/01/28 (AGM)(a)	150	126,590
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	499,148
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	407,613
Series F, 3.00%, 08/01/39 (Call 02/01/29)	2,460	2,162,664
Contra Costa Community College District GO
Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	3,475	3,560,895
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	1,250	1,256,012
Contra Costa Water District RB, Series W, 5.00%, 10/01/51 (Call 10/01/31)	5,775	6,428,081
County of Sacramento CA Airport System Revenue RB
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,058,644
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,072,903
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	840,741
County of Santa Clara CA GO
Series B, 5.00%, 08/01/34 (Call 08/01/32)	5,890	6,902,687
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	764,683
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	501,467
5.00%, 08/01/37 (PR 02/01/26)	1,000	1,087,436
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	1,000	970,541
East Bay Municipal Utility District Water System Revenue RB
Series A, 5.00%, 06/01/27 (Call 06/01/25)	1,005	1,077,543
Series A, 5.00%, 06/01/28 (Call 06/01/25)	250	267,917
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	321,271

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 06/01/35 (Call 06/01/25)	$540	$575,946
Series A, 5.00%, 06/01/37 (Call 06/01/32)	2,000	2,328,697
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,075	1,171,296
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,085,586
Series B, 5.00%, 06/01/23	1,510	1,539,983
Series B, 5.00%, 06/01/24	850	888,680
Series B, 5.00%, 06/01/25	325	348,450
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,200	2,454,111
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,113,892
Series C, 4.00%, 06/01/45 (Call 06/01/25)	4,660	4,662,322
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	2,310	2,381,770
Series A, 5.00%, 07/01/36 (Call 07/01/30)	3,000	3,390,603
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,077,485
El Camino Community College District Foundation (The) GO
Series A, 4.00%, 08/01/45 (Call 08/01/26)	500	500,367
Series C, 0.00%, 08/01/32(a)	700	498,171
Series C, 0.00%, 08/01/33(a)	125	85,263
Series C, 0.00%, 08/01/34(a)	2,050	1,327,083
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	250	259,978
El Monte Union High School District GO, Series B, 4.00%, 06/01/46 (Call 06/01/27)	3,950	3,810,337
Elk Grove Unified School District GO, Series 2016, 4.00%, 08/01/46 (Call 08/01/26)	2,000	1,936,598
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a)	190	104,965
Series C, 0.00%, 08/01/46(a)	985	332,247
Series C, 0.00%, 08/01/51(a)	1,155	309,839
Foothill-De Anza Community College District GO
0.00%, 08/01/36(a)	950	567,644
4.00%, 08/01/40 (Call 08/01/26)	3,960	4,007,015
Series A, 3.00%, 08/01/40 (Call 08/01/31)	5,160	4,439,537
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/33(a)	750	482,233
0.00%, 01/15/34 (AGM)(a)	3,500	2,236,664
0.00%, 01/15/35 (AGM)(a)	300	182,409
Series A, 0.00%, 01/01/23 (ETM)(a)	225	223,278
Series A, 0.00%, 01/15/23 (AGM)(a)	500	495,046
Series A, 0.00%, 01/01/25 (ETM)(a)	880	830,491
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,070,722
Series A, 0.00%, 01/01/28 (ETM)(a)	440	382,954
Series A, 0.00%, 01/01/29 (ETM)(a)	500	422,604
Series A, 0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR)(a)	320	262,133
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	862,825
Series A, 0.00%, 01/15/37 (AGM)(a)	3,000	1,648,934
Series A, 4.00%, 01/15/46 (Call 01/15/31)	12,000	11,284,986
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,085,831
Series A, 6.00%, 01/15/49 (PR 01/15/24)	2,445	2,564,642
Series A, 6.00%, 01/15/53 (PR 01/15/24)	3,745	3,928,255
Series B-1, VRDN,3.95%, 01/15/53 (Put 07/15/27)(b)(c)	1,200	1,085,137
Fremont Unified School District/Alameda County CA GO, Series A, 4.00%, 08/01/46 (PR 08/01/24)	1,080	1,113,699
Fremont Union High School District GO 4.00%, 08/01/40 (Call 08/01/24)	1,950	1,961,708
Series A, 3.00%, 08/01/40 (Call 08/01/29)	4,000	3,458,230
Series A, 4.00%, 08/01/46 (Call 08/01/27)	10,405	10,292,706
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,073,867

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (PR 09/01/25)	$350	$365,720
Grossmont Union High School District GO, Series 2004,
0.00%, 08/01/24 (NPFGC)(a)	140	133,063
Grossmont-Cuyamaca Community College District GO,
Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	956,818
Hayward Area Recreation & Park District GO, Series A,
4.00%, 08/01/46 (Call 08/01/27)	1,000	990,718
Hayward Unified School District GO, Series A, 4.00%,
08/01/48 (Call 08/01/28) (BAM)	1,000	960,235
Imperial Irrigation District Electric System Revenue RB,
Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	530,777
Irvine Ranch Water District SA, 5.25%, 02/01/46
(Call 08/01/26)	1,000	1,078,228
Lodi Unified School District/CA GO, 3.00%,
08/01/43( 08/01/27)	5,465	4,383,054
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	178,137
Series C, 4.00%, 08/01/45 (Call 08/01/28)	400	384,569
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	285,058
Long Beach Unified School District GO
3.00%, 08/01/47 (Call 08/01/29)	1,575	1,236,147
Series B, 3.00%, 08/01/48 (Call 08/01/29)	650	505,920
Series B, 3.00%, 08/01/50 (Call 08/01/29)	5,345	4,107,938
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	480,711
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,137,639
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	98,828
Los Angeles Community College District/CA GO
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,100	1,134,950
Series A, 5.00%, 08/01/23	985	1,009,076
Series A, 5.00%, 08/01/25 (PR 08/01/24)	1,260	1,324,218
Series A, 5.00%, 08/01/27 (PR 08/01/24)	235	246,977
Series A, 5.00%, 08/01/28 (PR 08/01/24)	470	493,954
Series A, 5.00%, 08/01/29 (PR 08/01/24)	4,505	4,734,604
Series A, 5.00%, 08/01/30 (PR 08/01/24)	4,765	5,007,855
Series A, 5.00%, 08/01/31 (PR 08/01/24)	525	551,757
Series C, 5.00%, 08/01/25	345	372,052
Series C, 5.00%, 06/01/26	2,395	2,633,642
Series K, 3.00%, 08/01/39 (Call 08/01/26)	855	738,803
Series K, 4.00%, 08/01/34 (Call 08/01/26)	1,000	1,025,722
Series K, 4.00%, 08/01/36 (Call 08/01/26)	3,185	3,245,555
Series K, 4.00%, 08/01/38 (Call 08/01/26)	1,460	1,483,154
Series K, 4.00%, 08/01/39 (Call 08/01/26)	2,240	2,269,455
Los Angeles County CA, 4.00%, 06/30/23	1,595	1,617,061
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	476,298
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,087,709
Los Angeles County Metropolitan Transportation Authority RB
Series A, 4.00%, 06/01/35 (Call 06/01/30)	930	966,572
Series A, 4.00%, 06/01/37 (Call 06/01/30)	1,250	1,280,592
Series A, 5.00%, 06/01/24	1,000	1,044,278
Series A, 5.00%, 07/01/24	2,185	2,288,928
Series A, 5.00%, 06/01/25	4,050	4,342,228
Series A, 5.00%, 06/01/26	745	818,951
Series A, 5.00%, 06/01/27	310	347,822
Series A, 5.00%, 06/01/28	1,130	1,288,387
Series A, 5.00%, 07/01/28 (Call 07/01/27)	250	280,127
Series A, 5.00%, 06/01/30	3,950	4,646,308
Series A, 5.00%, 06/01/31 (Call 06/01/30)	2,000	2,343,041

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 06/01/32 (Call 06/01/30)	$2,500	$2,905,285
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	301,481
Series A, 5.00%, 06/01/33 (Call 06/01/30)	3,010	3,467,387
Series A, 5.00%, 06/01/33 (Call 06/01/31)	2,020	2,375,681
Series A, 5.00%, 06/01/34 (Call 06/01/27)	1,000	1,099,338
Series A, 5.00%, 06/01/37 (Call 06/01/30)	1,065	1,208,964
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,095,938
Series A, 5.00%, 07/01/38 (Call 07/01/27)	1,390	1,520,531
Series A, 5.00%, 07/01/39 (Call 07/01/27)	2,890	3,156,730
Series A, 5.00%, 07/01/39 (Call 07/01/31)	1,500	1,709,202
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,175	2,372,152
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,400	2,609,495
Los Angeles County Public Works Financing Authority RB
4.00%, 12/01/46 (Call 12/01/31)	2,000	1,960,055
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	520,675
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	1,905,186
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	562,277
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,104,243
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	2,275	2,230,188
Series A, 5.00%, 10/01/34 (Call 10/01/25)	500	535,876
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/23 (Call 01/01/23)	370	373,352
Series A, 5.00%, 07/01/28 (Call 01/01/28)	975	1,099,232
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,058,396
Series A, 5.00%, 07/01/32 (Call 01/01/25)	855	903,174
Series A, 5.00%, 07/01/45 (Call 01/01/29)	1,510	1,643,020
Series B, 5.00%, 07/01/23	2,195	2,244,874
Series B, 5.00%, 07/01/24 (Call 07/01/23)	1,025	1,047,786
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,495	1,598,297
Series B, 5.00%, 07/01/31 (Call 07/01/23)	955	974,947
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,760	1,991,326
Series C, 5.00%, 07/01/23	100	102,272
Series C, 5.00%, 07/01/49 (Call 07/01/29)	7,455	8,113,402
Los Angeles Department of Water & Power RB
5.00%, 07/01/43 (Call 07/01/32)	5,160	5,777,232
5.00%, 07/01/51 (Call 07/01/31)	2,575	2,798,202
Series A, 5.00%, 07/01/26	3,635	3,979,606
Series A, 5.00%, 07/01/27	1,400	1,564,754
Series B, 5.00%, 07/01/39 (Call 07/01/30)	2,350	2,614,030
Series B, 5.00%, 07/01/40 (Call 07/01/30)	2,500	2,769,076
Series D, 5.00%, 07/01/32 (Call 07/01/29)	1,000	1,140,891
Series D, 5.00%, 07/01/37 (Call 07/01/29)	4,865	5,436,663
Series D, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,632,475
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/52 (Call 01/01/32)	3,000	3,279,644
Series A, 5.00%, 07/01/38 (Call 01/01/26)	1,330	1,415,763
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,147,389
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,138,884
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,281,837
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,079,751
Series A, 5.00%, 07/01/50 (Call 07/01/30)	1,000	1,083,147
Series B, 4.00%, 07/01/27	415	445,742
Series B, 5.00%, 07/01/23	290	296,589
Series B, 5.00%, 07/01/24 (Call 07/01/23)	2,415	2,468,686
Series B, 5.00%, 07/01/27 (Call 07/01/23)	520	531,642
Series B, 5.00%, 07/01/28 (Call 07/01/23)	585	598,048

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/30 (Call 07/01/23)	$8,000	$8,173,096
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	510,361
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,425	2,647,642
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	264,092
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,500	2,818,097
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	882,716
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,366,263
Series A, 5.00%, 07/01/34 (Call 01/01/25)	625	658,425
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	743,956
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,055,072
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,065,430
Series B, 5.00%, 01/01/24 (Call 12/01/23)	330	341,065
Series B, 5.00%, 07/01/26 (Call 06/01/26)	640	699,649
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,021,970
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	597,804
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	510,652
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,360,660
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	967,342
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,010	1,056,742
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,093,292
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,072,399
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,615,774
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	3,848,911
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	519,486
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	519,486
Los Angeles Unified School District/CA GO
4.00%, 07/01/32 ( 01/01/31)	440	474,339
5.00%, 07/01/27	1,250	1,399,525
5.00%, 07/01/28	645	735,117
5.00%, 07/01/28 (Call 07/01/24)	1,155	1,211,424
Series A, 5.00%, 07/01/23	625	639,097
Series A, 5.00%, 07/01/24	7,000	7,341,963
Series A, 5.00%, 07/01/25	5,270	5,656,820
Series A, 5.00%, 07/01/26	5,610	6,156,946
Series A, 5.00%, 07/01/27	3,500	3,918,669
Series A, 5.00%, 07/01/28	2,785	3,174,111
Series A, 5.00%, 07/01/29	1,850	2,144,399
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,071,994
Series A, 5.00%, 07/01/31 (Call 07/01/29)	1,000	1,147,706
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,235,386
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,089,721
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	1,455	1,641,168
Series B-1, 4.00%, 07/01/24	740	762,016
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	560,761
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	560,059
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,221,639
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,098,394
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,202,228
Series C, 3.00%, 07/01/38 (Call 07/01/30)	1,000	868,031
Series C, 4.00%, 07/01/31 (Call 07/01/30)	1,000	1,083,472
Series C, 4.00%, 07/01/39 (Call 07/01/30)	2,620	2,649,701
Series C, 4.00%, 07/01/44 (Call 07/01/30)	3,700	3,561,712
Series C, 5.00%, 07/01/26 (Call 07/01/24)	460	482,387
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,800	1,887,271
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	787,191
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	3,500	3,584,489
Series RYQ, 4.00%, 07/01/40 (Call 07/01/30)	200	197,655
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	10,475	10,083,495
Series RYQ, 5.00%, 07/01/28	1,145	1,304,976

Security	Par (000)	Value

California (continued)
Los Rios Community College District GO, Series E, 3.00%, 08/01/24	$600	$604,424
Manhattan Beach Unified School District GO, 4.00%, 09/01/46( 09/01/28)	5,000	4,953,630
Marin Community College District GO, Series B, 4.00%, 08/01/40 (PR 02/01/27)	2,400	2,569,622
Mendocino-Lake Community College District GO, Series B, 0.00%, 08/01/51 (AGM)(a)	250	60,993
Menlo Park City School District GO, Series 2006, 0.00%, 07/01/44 (Call 07/01/32)(a)	435	406,602
Mesa Water District COP, 5.00%, 03/15/50 (Call 03/15/30)	4,380	4,774,475
Metropolitan Water District of Southern California RB
5.00%, 10/01/27	175	197,172
5.00%, 10/01/29	2,000	2,330,895
5.00%, 10/01/31	2,000	2,387,082
5.00%, 10/01/33 ( 10/01/32)	1,000	1,191,244
5.00%, 07/01/37 ( 01/01/29)	1,000	1,115,188
5.00%, 10/01/39 ( 04/01/31)	1,680	1,922,127
Series A, 2.50%, 07/01/26	230	229,877
Series A, 5.00%, 07/01/25	125	134,068
Series A, 5.00%, 07/01/26	1,000	1,096,725
Series A, 5.00%, 07/01/27	790	884,883
Series A, 5.00%, 07/01/30 (Call 01/01/26)	1,000	1,085,394
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,075	1,232,544
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,020	2,271,356
Series A, 5.00%, 07/01/40 (Call 07/01/25)	1,525	1,636,936
Series A, 5.00%, 10/01/49 (Call 10/01/29)	4,550	5,030,914
Series B, 5.00%, 08/01/24 (Call 07/01/24)	1,080	1,131,491
Series C, 5.00%, 10/01/27	975	1,098,530
Series E, 5.00%, 07/01/23	220	224,870
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	3,000	2,991,535
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44( 08/01/25) (AGM)	10,000	10,754,773
Mount Diablo Unified School District/CA GO, Series A, 5.75%, 08/01/35 (Call 08/01/25) (AGM)	400	433,799
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,087,853
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	2,002,775
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,750	1,723,654
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (PR 09/01/26)	250	265,595
Municipal Improvement Corp. of Los Angeles RB
Series B, 5.00%, 11/01/24	375	395,848
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,340	1,474,031
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	548,415
Series B, 5.00%, 11/01/32 (Call 11/01/26)	1,055	1,152,141
Newport Mesa Unified School District GO 0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	400,784
Series 2005, 0.00%, 08/01/34(a)	1,715	1,141,849
Series 2005, 0.00%, 08/01/36(a)	2,625	1,594,418
Series 2005, 0.00%, 08/01/38(a)	500	274,596
Series 2007, 0.00%, 08/01/23 (NPFGC)(a)	1,050	1,028,098
Norman Y Mineta San Jose International Airport SJC RB,
Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,088,886
North Orange County Community College District/CA GO,
Series B, 4.00%, 08/01/44 (Call 08/01/29)	6,500	6,400,676
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,250,918

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Orange County Local Transportation Authority RB
5.00%, 02/15/25	$1,110	$1,179,933
5.00%, 02/15/30 (Call 02/15/29)	500	573,763
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,643,032
Orange County Sanitation District COP, 5.00%,
02/01/33( 02/01/31)	1,000	1,164,849
Orange County Water District COP, Series A, 2.00%,
08/15/23 (Call 02/15/23)	7,300	7,270,701
Orange County Water District RB
Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,264,943
Series C, 5.00%, 08/15/25	175	188,222
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,615	1,561,878
Series C, 4.00%, 08/01/40 (PR 08/01/25)	250	261,648
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,029,829
Peninsula Corridor Joint Powers Board/CA RB, 5.00%, 06/01/47( 06/01/31)	2,025	2,248,426
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	234,120
Series D, 0.00%, 08/01/42(a)	200	83,214
Series D, 0.00%, 08/01/46(a)	1,300	425,942
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,010	2,191,900
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,142,131
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	994,726
Poway Unified School District GO
0.00%, 08/01/33(a)	250	170,708
0.00%, 08/01/35(a)	500	310,109
0.00%, 08/01/36(a)	1,000	591,028
0.00%, 08/01/38(a)	755	403,152
0.00%, 08/01/46(a)	4,445	1,503,593
Series A, 0.00%, 08/01/31(a)	790	591,087
Series A, 0.00%, 08/01/32(a)	450	322,131
Series B, 0.00%, 08/01/34(a)	7,165	4,660,074
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	4,170	4,867,259
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (PR 11/01/25)	500	544,611
Riverside County Transportation Commission RB
5.00%, 06/01/25	420	449,493
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	443,638
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,450	1,481,677
Series A, 5.75%, 06/01/48 (PR 06/01/23)	1,000	1,025,904
Series B, 0.00%, 06/01/41(a)	2,500	987,878
Series B, 5.00%, 06/01/24	685	714,971
Series B, 5.00%, 06/01/32 (Call 12/01/27)	310	344,827
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,093,916
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,520	1,659,441
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,090,007
Series B1, 3.00%, 06/01/49 (Call 06/01/31)	2,000	1,452,932
Series B1, 4.00%, 06/01/37 (Call 06/01/31)	1,154	1,119,040
Series B1, 4.00%, 06/01/39 (Call 06/01/31)	4,025	3,841,926
Series B1, 4.00%, 06/01/40 (Call 06/01/31)	1,100	1,043,416
Series B1, 4.00%, 06/01/46 (Call 06/01/31)	6,020	5,500,413
Riverside County Transportation Commission Sales Tax Revenue RB, Series B, 5.00%, 06/01/29 (Call 12/01/27)	1,500	1,686,453
Riverside Unified School District GO, Series B, 4.00%, 08/01/42 (Call 08/01/27)	1,000	984,213
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,059,179

Security	Par (000)	Value

California (continued)
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	$650	$749,416
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/33 (Call 12/01/31)	1,270	1,469,372
Series A, 5.00%, 12/01/27	750	843,289
Series A, 5.00%, 12/01/41 (Call 12/01/30)	2,520	2,810,704
Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,033,491
Series A, 5.00%, 12/01/50 (Call 12/01/30)	875	958,857
Sacramento Municipal Utility District RB
5.00%, 08/15/26	265	290,881
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,165,846
Series A, VRDN,5.00%, 08/15/49 (Put 04/20/23)(b)(c)	3,245	3,294,452
Series B, VRDN,5.00%, 08/15/49 (Put 04/18/25)(b)(c)	1,000	1,049,542
Series E, 5.00%, 08/15/23	450	461,230
Series E, 5.00%, 08/15/24	505	530,542
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,152,699
Series H, 4.00%, 08/15/45 (Call 08/15/30)	5,375	5,219,660
Series H, 5.00%, 08/15/50 (Call 08/15/30)	3,340	3,672,126
Series I, 5.00%, 08/15/27	1,000	1,120,442
Series K, 5.25%, 07/01/24 (AMBAC)	130	134,993
San Bernardino Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/16/27)	500	541,084
San Buenaventura Public Facilities Financing Authority RB, 5.00%, 01/01/44( 01/01/24)	10,840	11,226,800
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,500	1,545,554
5.00%, 11/15/26 (Call 11/15/25)	2,350	2,527,573
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,189,712
San Diego Community College District GO
4.00%, 08/01/32 (PR 08/01/26)	500	531,345
5.00%, 08/01/24	500	524,810
5.00%, 08/01/27 (Call 08/01/26)	500	548,962
5.00%, 08/01/28 (Call 08/01/26)	980	1,075,396
5.00%, 08/01/30 (PR 08/01/26)	650	715,703
5.00%, 08/01/31 (PR 08/01/26)	2,035	2,240,700
5.00%, 08/01/41 (PR 08/01/26)	2,000	2,202,162
Series 2002, 5.00%, 08/01/30 (PR 08/01/23)	250	256,180
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	9,995	10,242,056
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/46 (Call 07/01/31)	2,000	1,893,609
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,642,228
Series A, 5.00%, 07/01/39 (Call 07/01/29)	2,000	2,157,342
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,055,058
Series A, 5.00%, 07/01/43 (PR 07/01/23)	255	260,751
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	428,464
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	425,336
Series A, 5.00%, 07/01/51 (Call 07/01/31)	2,000	2,136,258
Series A, 5.00%, 07/01/56 (Call 07/01/31)	2,000	2,130,106
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/48 (Call 04/01/30)	2,500	2,463,357
Series A, 5.00%, 10/01/22	2,405	2,410,405
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,133,776
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,115	2,243,303
Series A, 5.00%, 04/01/48 (PR 04/01/24)	2,710	2,823,860
Series B, 5.00%, 04/01/48 (Call 04/01/31)	4,380	4,882,880
San Diego County Water Authority RB
5.00%, 05/01/25 ( 11/01/22)	1,750	1,758,087

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 05/01/31 (PR 11/01/22)	$605	$607,796
5.00%, 05/01/34 (PR 11/01/22)	500	502,311
Series A, 5.00%, 05/01/47 (Call 05/01/32)	2,000	2,266,432
Series A, 5.00%, 05/01/52 (Call 05/01/32)	1,570	1,772,160
Series B, 4.00%, 05/01/38 (Call 05/01/31)	2,500	2,590,432
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,710	5,357,497
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/23	1,725	1,757,182
5.00%, 05/15/25	1,000	1,069,134
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	546,206
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	546,510
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,062,594
Series B, 5.00%, 08/01/23	165	169,018
Series B, 5.00%, 08/01/24	1,000	1,049,621
Series B, 5.00%, 08/01/25	255	273,501
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,641,592
San Diego Unified School District/CA, 4.00%, 06/30/23	325	329,522
San Diego Unified School District/CA GO
4.00%, 07/01/35 (Call 07/01/25)	3,600	3,664,229
4.00%, 07/01/51 (Call 07/01/31)	2,300	2,171,122
Series C, 0.00%, 07/01/30(a)	840	662,383
Series C, 0.00%, 07/01/35(a)	300	188,605
Series C, 0.00%, 07/01/36(a)	1,240	743,480
Series C, 0.00%, 07/01/38(a)	1,930	1,043,640
Series C, 0.00%, 07/01/39(a)	1,100	564,267
Series C, 0.00%, 07/01/42(a)	215	93,156
Series C, 0.00%, 07/01/45(a)	2,780	1,038,741
Series C, 0.00%, 07/01/46(a)	500	178,021
Series C, 0.00%, 07/01/47(a)	1,100	373,963
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	669,554
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,100	942,783
Series C, 5.00%, 07/01/35 (PR 07/01/23)	2,450	2,505,258
Series D-2, 3.00%, 07/01/39 (Call 07/01/30)	1,030	878,081
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	500	472,339
Series E, 0.00%, 07/01/32(a)	690	499,444
Series E, 0.00%, 07/01/42(a)	1,340	964,078
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,025	2,177,703
Series E, 0.00%, 07/01/49(a)	4,000	1,240,152
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,365	2,504,172
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	1,000	435,319
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	1,908,409
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,081,581
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,015	1,956,430
Series L, 4.00%, 07/01/49 (Call 07/01/29)	1,000	948,858
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	2,000	1,500,160
Series N-2, 3.00%, 07/01/46 (Call 07/01/31)	3,000	2,322,632
Series N-2, 4.00%, 07/01/46 (Call 07/01/31)	3,345	3,206,098
Series R-1, 0.00%, 07/01/31(a)	1,820	1,375,853
Series R-2, 0.00%, 07/01/40(a)	800	709,243
Series R-2, 0.00%, 07/01/41 (Call 07/01/40)(a)	450	396,907
Series R-3, 5.00%, 07/01/23	375	383,364
Series R-4, 5.00%, 07/01/24	325	340,458
Series R-4, 5.00%, 07/01/27 (Call 07/01/25)	350	376,099
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	193,362
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	955	1,044,784
Series SR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	522,660
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	220	229,467
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	250	253,863
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	200,974

Security	Par (000)	Value

California (continued)
San Francisco Bay Area Rapid Transit District GO
3.00%, 08/01/38 ( 08/01/29)	$525	$468,305
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,003,414
Series A, 5.00%, 08/01/47 (Call 08/01/27)	1,015	1,086,819
Series B-1, 3.00%, 08/01/49 (Call 08/01/29)	3,700	2,957,314
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	1,000	999,071
Series C, 5.00%, 08/01/37 (PR 08/01/23)	1,925	1,972,582
Series C-1, 3.00%, 08/01/36 (Call 08/01/29)	4,025	3,801,511
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	2,500	1,986,581
Series C-1, 4.00%, 08/01/35 (Call 08/01/29)	1,000	1,049,030
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,250	2,315,055
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	984,921
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,017,167
Series A, 4.00%, 07/01/38 (Call 07/01/27)	2,000	2,026,094
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/52 (Call 05/01/32)	1,500	1,620,021
Series A, 5.00%, 05/01/26	1,000	1,091,274
Series B, 4.00%, 05/01/37 (Call 05/01/30)	4,000	3,974,092
Series B, 5.00%, 05/01/32 (Call 05/01/31)	350	403,521
Series B, 5.00%, 05/01/34 (Call 05/01/31)	2,200	2,501,598
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	252,629
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,770	2,840,701
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,595,138
Series B, 5.00%, 05/01/49 (Call 05/01/29)	3,000	3,185,959
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	1,947,761
Series D, 5.00%, 05/01/24	1,025	1,067,136
Series D, 5.00%, 05/01/25	250	266,845
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,119,829
Series F, 5.00%, 05/01/50 (Call 05/01/29)	745	790,698
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,000	977,320
Series A, 4.00%, 10/01/47 (Call 10/01/31)	2,000	1,918,477
Series A, 5.00%, 10/01/46 (Call 10/01/31)	1,000	1,102,636
Series B, 4.00%, 10/01/35 (Call 10/03/22)	1,695	1,695,785
Series B, 4.00%, 10/01/39 (Call 10/03/22)	950	950,090
Series B, 4.00%, 10/01/42 (Call 10/03/22)	2,175	2,156,194
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,083,987
Series C, VRDN,2.13%, 10/01/48 (Put 04/01/23)(b)(c)	2,070	2,056,211
San Francisco County Transportation Authority RB
4.00%, 02/01/25	2,020	2,098,177
4.00%, 02/01/26	1,465	1,543,802
San Francisco Municipal Transportation Agency RB
4.00%, 03/01/46 (Call 03/01/27)	740	714,703
Series C, 4.00%, 03/01/51 (Call 03/01/31)	2,400	2,268,869
San Joaquin County Transportation Authority RB, 4.00%, 03/01/41 (Call 03/01/27)	500	493,412
San Joaquin Delta Community College District GO,
Series C, 5.00%, 08/01/39 (PR 08/01/24)	2,000	2,098,857
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/23 (ETM)(a)	450	446,337
0.00%, 01/01/26 (ETM)(a)	280	257,341
0.00%, 01/01/28 (ETM)(a)	750	652,762
4.00%, 01/15/34 (Call 01/15/32)	1,065	1,052,738
5.00%, 01/15/31	1,500	1,619,851
5.00%, 01/15/33 (Call 01/15/32)	1,585	1,707,151
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	354,687

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 01/15/34 (PR 01/15/25)	$750	$796,416
Series A, 5.00%, 01/15/44 (PR 01/15/25)	8,000	8,495,104
Series A, 5.00%, 01/15/50 (PR 01/15/25)	3,750	3,982,080
San Jose Evergreen Community College District GO
3.00%, 09/01/40 (Call 09/01/28)	1,250	1,061,267
Series C, 4.00%, 09/01/40 (PR 09/01/24)	2,500	2,581,180
San Jose Financing Authority RB, Series A, 5.00%,
06/01/39 (PR 06/01/23)	1,010	1,030,206
San Jose Unified School District GO
0.00%, 08/01/29 (NPFGC)(a)	1,060	850,535
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,150	2,423,043
Series C, 0.00%, 06/01/31 (NPFGC)(a)	400	296,156
San Juan Unified School District GO
4.00%, 08/01/46 (Call 08/01/30)	1,095	1,045,967
Series N, 4.00%, 08/01/29 (Call 08/01/26)	5,000	5,241,869
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	547,008
Series B, 0.00%, 08/01/38(a)	565	296,564
Series B, 0.00%, 08/01/47(a)	500	164,087
Series B, 0.00%, 08/01/51(a)	1,500	403,527
Series C, 5.00%, 08/01/40 (PR 02/01/24)	480	498,620
San Mateo County Community College District GO
Series A, 5.00%, 09/01/45 (PR 09/01/25)	775	835,107
Series B, 0.00%, 09/01/26 (NPFGC)(a)	550	496,323
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,020	1,465,440
Series B, 0.00%, 09/01/35 (NPFGC)(a)	1,380	871,639
Series B, 5.00%, 09/01/45 (Call 09/01/28)	3,100	3,370,773
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	430	417,333
Series B, 5.00%, 08/01/25	3,240	3,488,346
San Mateo Foster City School District/CA GO, 0.00%,
08/01/42 (Call 08/01/31)(a)	2,235	2,193,993
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	446,659
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	1,915	1,781,591
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,755	1,229,573
Santa Barbara Secondary High School District GO,
Series A, 0.00%, 08/01/40(a)	555	253,228
Santa Barbara Unified School District GO, Series A, 4.00%, 08/01/41 (Call 08/01/27)	2,000	2,000,430
Santa Clara Unified School District GO, Series 2018,
4.00%, 07/01/48 (Call 07/01/26)	5,500	5,418,841
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	2,825	2,998,042
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,489,813
Santa Clarita Community College District GO, 3.00%,
08/01/49 (Call 08/01/28)	1,660	1,266,893
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	572,840
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	692,069
Series A, 5.00%, 08/01/43 (Call 08/01/28)	4,590	4,973,285
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,000	1,031,583
Santa Monica-Malibu Unified School District GO
3.00%, 08/01/49 (Call 08/01/27)	1,500	1,187,400
4.00%, 08/01/41 (Call 08/01/29)	2,000	2,000,603
Series B, 4.00%, 08/01/50 (Call 08/01/29)	1,000	982,886
Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,200	1,229,662
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,135	2,147,266

Security	Par (000)	Value

California (continued)
Sonoma County Junior College District GO, Series B,
3.00%, 08/01/41 (Call 08/01/29)	$1,500	$1,247,878
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,011,023
Southern California Public Power Authority RB
Series A, 5.00%, 04/01/24 (Call 01/01/24)	4,000	4,145,024
Series A, 5.00%, 07/01/30 (Call 01/01/24)	1,000	1,029,750
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,070	1,133,051
Southern California Water Replenishment District RB
4.00%, 08/01/45 (Call 08/01/25)	1,000	1,000,551
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,050,968
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	1,919,560
Series C, 0.00%, 08/01/41(a)	650	298,640
Series C, 0.00%, 08/01/46(a)	1,000	332,004
Series D, 5.00%, 08/01/44 (PR 08/01/25)	500	538,912
State of California Department of Water Resources RB
4.00%, 12/01/34 (Call 06/01/31)	2,000	2,104,241
4.00%, 12/01/35 (Call 06/01/31)	3,000	3,120,224
5.00%, 12/01/31 (Call 06/01/31)	2,555	3,019,812
5.00%, 12/01/35 ( 06/01/29)	580	672,240
Series AS, 5.00%, 12/01/22 (ETM)	10	10,067
Series AS, 5.00%, 12/01/23	250	258,551
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	2,315	2,448,483
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	4,040	4,279,326
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,038,573
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,040	1,152,560
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,050	1,165,481
Series AX, 5.00%, 12/01/22	500	503,548
Series BA, 5.00%, 12/01/24	140	148,357
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	2,500	2,848,218
Series BB, 5.00%, 12/01/25	215	233,273
Series BB, 5.00%, 12/01/26	1,775	1,969,458
Series BB, 5.00%, 12/01/28	2,010	2,310,281
Series BB, 5.00%, 12/01/33 (Call 12/01/30)	2,010	2,325,656
State of California GO
2.38%, 12/01/43 (Call 12/01/30)	925	668,934
2.38%, 10/01/51 (Call 04/01/31)	2,000	1,313,021
3.00%, 12/01/22	400	400,772
3.00%, 10/01/32 (Call 04/01/23)	820	820,414
3.00%, 10/01/34 (Call 10/01/29)	1,865	1,822,347
3.00%, 10/01/35 (Call 10/01/29)	1,850	1,761,079
3.00%, 10/01/36 (Call 10/01/29)	8,000	7,380,066
3.00%, 10/01/37 (Call 10/01/29)	1,365	1,239,460
3.00%, 03/01/46 (Call 03/01/30)	1,000	801,355
3.00%, 03/01/50 (Call 03/01/30)	505	395,173
3.00%, 11/01/50 (Call 11/01/30)	1,500	1,168,697
3.00%, 04/01/52 (Call 04/01/32)	2,000	1,555,652
4.00%, 05/01/23	1,050	1,061,892
4.00%, 03/01/24	1,500	1,536,572
4.00%, 04/01/24	1,155	1,185,700
4.00%, 03/01/25	475	493,977
4.00%, 11/01/25	240	251,972
4.00%, 03/01/27	5,000	5,336,752
4.00%, 10/01/27	1,740	1,870,603
4.00%, 09/01/28 (Call 09/01/26)	1,450	1,536,498
4.00%, 09/01/33 (Call 09/01/26)	3,560	3,695,397
4.00%, 10/01/33 (Call 04/01/31)	2,750	2,927,137
4.00%, 09/01/34 (Call 09/01/26)	820	844,055
4.00%, 10/01/34 (Call 04/01/31)	1,500	1,577,187

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
4.00%, 11/01/34 (Call 11/01/27)	$1,800	$1,864,512
4.00%, 10/01/35 (Call 04/01/31)	1,735	1,817,500
4.00%, 03/01/36 (Call 03/01/30)	2,500	2,581,925
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,041,519
4.00%, 10/01/36 (Call 10/01/29)	2,125	2,188,551
4.00%, 10/01/36 (Call 04/01/31)	2,010	2,081,188
4.00%, 03/01/37 (Call 03/01/30)	1,000	1,029,444
4.00%, 09/01/37 (Call 09/01/26)	3,505	3,560,805
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,039,414
4.00%, 11/01/38 (Call 11/01/30)	1,500	1,524,709
4.00%, 10/01/39 (Call 10/01/29)	1,500	1,516,746
4.00%, 11/01/40 (Call 11/01/30)	1,150	1,159,439
4.00%, 04/01/42 (Call 04/01/32)	1,680	1,687,895
4.00%, 10/01/44 (Call 10/01/29)	5,170	5,160,358
4.00%, 11/01/44 (Call 11/01/24)	975	975,675
4.00%, 03/01/45 (Call 03/01/25)	500	500,307
4.00%, 08/01/45 (Call 08/01/25)	250	250,088
4.00%, 03/01/46 (Call 03/01/30)	1,960	1,939,073
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,486,549
4.00%, 11/01/50 (Call 11/01/25)	2,425	2,380,915
5.00%, 09/01/22	1,000	1,000,000
5.00%, 10/01/22	1,020	1,022,334
5.00%, 12/01/22	1,835	1,847,790
5.00%, 08/01/23	955	978,781
5.00%, 09/01/23	470	482,721
5.00%, 10/01/23	1,300	1,338,013
5.00%, 12/01/23	500	516,351
5.00%, 03/01/24	3,965	4,119,837
5.00%, 08/01/24	750	787,936
5.00%, 09/01/24	4,030	4,242,297
5.00%, 10/01/24	815	858,802
5.00%, 11/01/24	1,910	2,016,602
5.00%, 12/01/24 (Call 12/01/23)	2,275	2,353,674
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,011,631
5.00%, 03/01/25	250	266,028
5.00%, 04/01/25	2,700	2,878,598
5.00%, 08/01/25	2,920	3,136,974
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,545,453
5.00%, 10/01/25	1,555	1,676,848
5.00%, 10/01/25 (Call 10/01/24)	1,110	1,169,424
5.00%, 11/01/25	1,100	1,188,403
5.00%, 11/01/25 (Call 11/01/23)	300	309,669
5.00%, 12/01/25 (Call 12/01/23)	1,000	1,034,582
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,328,904
5.00%, 04/01/26	3,085	3,360,562
5.00%, 08/01/26	6,460	7,087,569
5.00%, 08/01/26 (Call 08/01/25)	1,780	1,910,245
5.00%, 09/01/26	545	599,015
5.00%, 10/01/26	2,000	2,202,048
5.00%, 10/01/26 (Call 04/01/26)	3,175	3,458,090
5.00%, 11/01/26	2,500	2,757,346
5.00%, 02/01/27 (Call 02/01/23)	1,835	1,856,342
5.00%, 03/01/27 (Call 03/01/25)	1,385	1,471,403
5.00%, 04/01/27	680	755,881
5.00%, 08/01/27	1,685	1,885,637
5.00%, 08/01/27 (Call 08/01/25)	525	562,952
5.00%, 08/01/27 (Call 08/01/26)	500	547,981
5.00%, 09/01/27	255	285,841
5.00%, 09/01/27 (Call 09/01/26)	3,640	3,996,322
5.00%, 10/01/27	7,270	8,161,447

Security	Par (000)	Value

California (continued)
5.00%, 10/01/27 (Call 04/01/23)	$475	$482,743
5.00%, 11/01/27	570	640,846
5.00%, 11/01/27 (Call 11/01/23)	700	722,561
5.00%, 12/01/27	3,785	4,261,755
5.00%, 08/01/28 (Call 08/01/26)	8,135	8,904,560
5.00%, 08/01/28 (Call 08/01/27)	2,385	2,664,909
5.00%, 09/01/28 (Call 09/01/26)	1,000	1,096,377
5.00%, 10/01/28	7,765	8,868,176
5.00%, 11/01/28	3,035	3,470,671
5.00%, 04/01/29	4,375	5,034,933
5.00%, 08/01/29 (Call 08/01/27)	1,000	1,115,406
5.00%, 09/01/29 (Call 09/01/26)	3,145	3,446,729
5.00%, 10/01/29	4,505	5,221,766
5.00%, 10/01/29 (Call 04/01/23)	6,550	6,653,718
5.00%, 10/01/29 (Call 04/01/26)	750	814,598
5.00%, 11/01/29	1,500	1,740,540
5.00%, 11/01/29 (Call 11/01/27)	4,980	5,577,593
5.00%, 12/01/29	1,390	1,614,639
5.00%, 04/01/30	2,150	2,508,010
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,149,612
5.00%, 08/01/30 (Call 08/01/27)	620	690,542
5.00%, 08/01/30 (Call 08/01/28)	1,000	1,134,680
5.00%, 10/01/30	3,000	3,527,212
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,061,654
5.00%, 11/01/30 (Call 11/01/27)	4,680	5,232,737
5.00%, 12/01/30	4,465	5,258,747
5.00%, 03/01/31 (Call 03/01/25)	3,000	3,182,439
5.00%, 03/01/31 (Call 03/01/30)	1,000	1,160,774
5.00%, 04/01/31	2,250	2,658,854
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,186,836
5.00%, 10/01/31 (Call 10/01/24)	2,825	2,969,171
5.00%, 11/01/31 (Call 11/01/23)	2,080	2,142,176
5.00%, 11/01/31 (Call 11/01/28)	1,000	1,137,705
5.00%, 11/01/31 (Call 11/01/30)	4,000	4,676,440
5.00%, 03/01/32 (Call 03/01/30)	2,500	2,880,179
5.00%, 04/01/32	4,000	4,743,101
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,080,885
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,275,703
5.00%, 10/01/32 ( 10/01/31)	1,745	2,050,501
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,049,578
5.00%, 10/01/32 (Call 10/01/29)	1,000	1,147,824
5.00%, 11/01/32 (Call 11/01/28)	1,615	1,829,566
5.00%, 11/01/32 (Call 11/01/30)	2,550	2,959,020
5.00%, 12/01/32 (Call 06/01/26)	500	542,836
5.00%, 02/01/33 (Call 02/01/23)	2,000	2,020,764
5.00%, 03/01/33 (Call 03/01/30)	1,000	1,142,440
5.00%, 04/01/33	1,750	2,084,356
5.00%, 04/01/33 (Call 04/01/24)	1,210	1,255,283
5.00%, 04/01/33 (Call 04/01/29)	840	950,297
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,133,351
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,675,008
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,630,922
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,446,326
5.00%, 10/01/33 (Call 10/01/24)	3,185	3,338,278
5.00%, 09/01/34 (Call 09/01/26)	3,935	4,261,938
5.00%, 11/01/34 (Call 11/01/28)	1,000	1,120,398
5.00%, 12/01/34 (Call 12/01/30)	1,750	2,002,810
5.00%, 03/01/35 (Call 03/01/30)	5,500	6,210,885
5.00%, 04/01/35 (Call 04/01/29)	2,000	2,237,101
5.00%, 04/01/35 (Call 04/01/32)	1,365	1,583,319

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 08/01/35 (Call 08/01/25)	$1,565	$1,663,669
5.00%, 08/01/35 (Call 08/01/26)	1,920	2,070,821
5.00%, 09/01/35 (Call 09/01/26)	3,985	4,303,938
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,182,387
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,093,875
5.00%, 09/01/36 (Call 09/01/26)	2,000	2,155,230
5.00%, 11/01/36 (Call 11/01/27)	3,290	3,608,255
5.00%, 11/01/36 (Call 11/01/28)	2,500	2,778,631
5.00%, 08/01/37 (Call 08/01/28)	2,125	2,344,160
5.00%, 10/01/37 (Call 10/01/24)	3,100	3,245,975
5.00%, 02/01/38 (Call 02/01/23)	4,545	4,590,297
5.00%, 08/01/38 (Call 08/01/26)	2,250	2,413,956
5.00%, 10/01/39 (Call 10/01/24)	1,250	1,308,343
5.00%, 11/01/39 (Call 11/01/28)	5,000	5,515,579
5.00%, 09/01/41 (Call 09/01/31)	3,450	3,856,499
5.00%, 09/01/42 (Call 10/03/22)	1,235	1,237,715
5.00%, 04/01/43 (Call 04/01/23)	1,010	1,023,878
5.00%, 11/01/43 (Call 11/01/23)	4,725	4,854,131
5.00%, 04/01/45 ( 04/01/29)	3,145	3,422,220
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,587,439
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,595,655
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,065,071
5.00%, 12/01/46 (Call 12/01/30)	2,000	2,193,544
5.00%, 04/01/47 (Call 04/01/32)	1,890	2,095,858
5.00%, 10/01/47 (Call 04/01/26)	2,850	3,015,976
5.00%, 11/01/47 (Call 11/01/27)	800	858,838
5.00%, 10/01/49 (Call 10/01/29)	2,000	2,181,065
5.25%, 09/01/22	2,815	2,815,000
5.25%, 10/01/22	600	601,493
5.25%, 02/01/23	500	506,306
5.25%, 08/01/31 (Call 08/01/25)	1,680	1,808,492
5.25%, 08/01/32 (AGM)	1,825	2,215,257
Series A, 5.00%, 10/01/24	6,525	6,875,681
series B, 5.00%, 10/01/22	1,000	1,002,289
Series B, 5.00%, 09/01/22	1,220	1,220,000
Series B, 5.00%, 08/01/24	815	856,224
Series B, 5.00%, 09/01/24	2,945	3,099,192
Series B, 5.00%, 09/01/25	1,880	2,023,543
Series B, 5.00%, 08/01/26	2,280	2,501,495
Series C, 5.00%, 09/01/26 (Call 09/01/25)	3,500	3,763,163
Series C, 5.00%, 08/01/27 (Call 08/01/26)	760	832,931
Series C, 5.00%, 08/01/32 (Call 02/01/25)	250	264,243
Series C, 5.00%, 08/01/33 (Call 02/01/25)	480	506,470
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	502,352
Ukiah Unified School District/CA GO, Series 2005, 0.00%, 08/01/28 (NPFGC)(a)	1,000	830,277
University of California RB
4.00%, 05/15/34 ( 05/15/25)	4,900	5,007,315
5.00%, 05/15/40 ( 05/15/32)	1,900	2,152,582
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	2,500	2,543,116
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,016,402
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,017,951
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,305	3,359,907
Series AK, VRDN,5.00%, 05/15/48 (Put 05/15/23)(b)(c)	4,465	4,550,824
Series AM, 4.00%, 05/15/34 (Call 05/15/24)	5,760	5,840,634
Series AM, 5.00%, 05/15/28 (Call 05/15/24)	120	125,349
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	495	513,862
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	205	214,250
Series AM, 5.25%, 05/15/38 (Call 05/15/24)	5,000	5,221,397

Security	Par (000)	Value

California (continued)
Series AO, 5.00%, 05/15/23	$1,020	$1,039,894
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,015	3,225,974
Series AO, 5.00%, 05/15/28 (Call 05/15/25)	400	427,806
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	3,000	3,192,599
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,056,017
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	970	1,038,715
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	485,642
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,197,847
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	3,300	3,536,031
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	1,500	1,605,938
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,175,560
Series AY, 5.00%, 05/15/25	1,300	1,391,640
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,107,326
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	2,135	2,324,913
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	4,650	5,046,663
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	829,342
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	5,630	6,109,092
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	250	269,989
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	544,497
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	2,500	2,726,465
Series BE, 4.00%, 05/15/37 (Call 05/15/30)	1,000	1,019,920
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	665	665,176
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	2,500	2,404,193
Series BE, 5.00%, 05/15/33 (Call 05/15/30)	2,000	2,313,342
Series BE, 5.00%, 05/15/38 (Call 05/15/30)	2,735	3,076,235
Series BE, 5.00%, 05/15/41 (Call 05/15/30)	2,915	3,229,737
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	950	916,597
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	2,020	1,917,380
Series I, 5.00%, 05/15/24	290	303,225
Series I, 5.00%, 05/15/27 (Call 05/15/25)	430	459,506
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	373,855
Series I, 5.00%, 05/15/29 (Call 05/15/25)	200	213,539
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	2,943,566
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	573,940
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	2,885,823
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	538,862
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	239,051
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,099,032
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,165	1,246,231
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	266,865
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	539,282
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,074,040
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	549,820
Series Q, 4.00%, 05/15/36 (Call 05/15/31)	1,000	1,028,853
Series Q, 4.00%, 05/15/37 (Call 05/15/31)	2,360	2,405,160
Series Q, 5.00%, 05/15/46 (Call 05/15/31)	5,105	5,590,373
Upper Santa Clara Valley Joint Powers Authority RB
Series A, 4.00%, 08/01/45 (Call 08/01/25)	1,100	1,065,262
Series A, 4.00%, 08/01/50 (Call 08/01/25)	3,000	2,875,585
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (PR 11/01/22)	500	502,311
West Valley-Mission Community College District GO,
Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	252,248
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	990	680,369
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	823,527
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	500	244,190

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 4.00%, 08/01/38 (PR 08/01/23)	$500	$507,727

		1,811,082,047

Total Long-Term Investments — 98.6% (Cost: $1,902,824,753)		1,811,082,047

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds California Money Fund Portfolio,
1.17%(d)(e)	5,973	5,967,838

Total Short-Term Securities — 0.3% (Cost: $5,967,860)		5,967,838

Total Investments in Securities — 98.9% (Cost: $1,908,792,613)		1,817,049,885

Other Assets Less Liabilities — 1.1%		19,795,411

Net Assets — 100.0%		$1,836,845,296

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund Portfolio	$5,938,909	$28,843	(a)	$—	$108	$(22)	$5,967,838	5,973	$26,111	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,811,082,047	$—	$1,811,082,047
Money Market Funds	5,967,838	—	—	5,967,838

	$5,967,838	$1,811,082,047	$—	$1,817,049,885

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/22	$3,410	$3,410,000
5.00%, 09/01/24 (PR 09/01/22)	2,500	2,500,000
5.00%, 09/01/27 (PR 09/01/24)	1,710	1,796,997
5.00%, 09/01/30 (PR 09/01/24)	2,025	2,128,023
Series 2007-2, Class A4, 5.00%, 09/01/28 (PR 09/01/24)	3,500	3,678,064
Series A, 4.00%, 06/01/37 (PR 09/01/27)	5,290	5,674,455
Series A, 5.00%, 09/01/35 (PR 09/01/26)	8,575	9,400,848
Series A, 5.00%, 09/01/36 (PR 09/01/26)	7,000	7,674,162
Series B, 5.00%, 09/01/23	3,105	3,186,247
Series B, 5.00%, 09/01/24	3,940	4,140,449
Series B, 5.00%, 09/01/26	2,640	2,899,536
Alabama Public School & College Authority RB, Series B, 5.00%, 01/01/24	3,525	3,646,284
Alabama Public School and College Authority RB
Series A, 4.00%, 11/01/36 (Call 11/01/30)	2,500	2,574,563
Series A, 4.00%, 11/01/38 (Call 11/01/30)	1,605	1,624,851
Series A, 5.00%, 11/01/22	1,810	1,818,153
Series A, 5.00%, 11/01/23	6,000	6,182,157
Series A, 5.00%, 11/01/24	10,000	10,547,273
Series A, 5.00%, 11/01/25	3,800	4,093,339
Series A, 5.00%, 11/01/26	13,655	15,020,766
Series A, 5.00%, 11/01/27	7,850	8,805,420
Series A, 5.00%, 11/01/32 (Call 11/01/30)	5,000	5,750,796
Series A, 5.00%, 11/01/33 (Call 11/01/30)	4,300	4,903,853
Series A, 5.00%, 11/01/34 (Call 11/01/30)	9,000	10,221,044
Series A, 5.00%, 11/01/35 (Call 11/01/30)	6,000	6,774,065
Series A, 5.00%, 11/01/39 (Call 11/01/30)	26,305	29,310,394
Series B, 5.00%, 01/01/23	5,255	5,302,220
Series B, 5.00%, 01/01/26 (Call 07/01/24)	6,130	6,416,962
Auburn University RB
Series A, 4.00%, 06/01/41 (Call 06/01/26)	3,375	3,367,341
Series A, 5.00%, 06/01/48 (Call 06/01/28)	7,875	8,361,345
State of Alabama GO, Series C, 5.00%, 08/01/27
(Call 08/01/26)	1,025	1,123,361

		182,332,968

Alaska — 0.0%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/44 (PR 12/01/24)	2,000	2,066,911

Arizona — 1.2%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	1,110	1,161,777
5.00%, 07/01/25 (Call 07/01/24)	1,885	1,972,236
5.00%, 07/01/26 (Call 07/01/24)	5,000	5,229,560
5.00%, 07/01/30 (Call 07/01/24)	2,000	2,085,235
5.00%, 07/01/33 (Call 07/01/24)	2,900	3,011,439
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	750	769,625
Arizona State University RB, Series B, 5.00%, 07/01/47 (Call 07/01/26)	1,500	1,588,536
Arizona Transportation Board RB
5.00%, 07/01/23	9,845	10,060,479
5.00%, 07/01/24	2,320	2,428,218
Series A, 5.00%, 07/01/24	6,045	6,326,974

Security	Par (000)	Value

Arizona (continued)
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	$895	$897,012
Series A, 5.00%, 10/01/22 (ETM)	555	556,165
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,000	1,052,909
Series A, 5.00%, 10/01/26 (Call 10/01/24)	7,890	8,302,518
City of Chandler AZ GOL, 5.00%, 07/01/23	4,565	4,664,915
City of Mesa AZ Utility System Revenue RB, 4.00%,
07/01/32 (Call 07/01/26)	1,500	1,547,453
City of Phoenix AZ GO
4.00%, 07/01/25 ( 07/01/24)	2,000	2,054,227
5.00%, 07/01/25	3,800	4,069,202
5.00%, 07/01/26	1,155	1,264,053
5.00%, 07/01/27 (Call 07/01/26)	9,205	10,052,940
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/44 (Call 07/01/29)	4,800	4,606,244
5.00%, 07/01/38 (Call 07/01/26)	2,000	2,138,845
5.00%, 07/01/39 (Call 07/01/26)	2,215	2,366,291
5.00%, 07/01/44 (Call 07/01/29)	1,500	1,590,990
5.00%, 07/01/44 (Call 07/01/30)	5,000	5,425,327
5.00%, 07/01/49 (Call 07/01/29)	5,000	5,279,897
Series A, 4.00%, 07/01/40 (Call 07/01/31)	4,610	4,619,723
Series A, 4.00%, 07/01/41 (Call 07/01/31)	3,035	2,993,546
Series A, 4.00%, 07/01/42 (Call 07/01/31)	5,750	5,639,808
Series A, 5.00%, 07/01/37 (Call 07/01/25)	2,000	2,107,400
Series A, 5.00%, 07/01/41 (Call 07/01/25)	2,000	2,097,965
Series A, 5.00%, 07/01/44 (Call 07/01/30)	21,055	22,890,752
Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,083,990
Series A, 5.00%, 07/01/45 (Call 07/01/29)	2,000	2,114,876
Series B, 4.00%, 07/01/28 (Call 07/01/24)	6,100	6,261,904
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,500	1,568,868
Series B, 5.00%, 07/01/27 (Call 07/01/24)	4,025	4,208,319
Series D, 5.00%, 07/01/35 (Call 07/01/27)	4,200	4,529,793
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/23	7,590	7,758,021
5.00%, 07/01/24	6,200	6,483,517
Gilbert Water Resource Municipal Property Corp. RB
5.00%, 07/15/32	4,650	5,527,741
5.00%, 07/15/33 (Call 07/15/32)	3,000	3,530,759
Phoenix AZ, 4.00%, 07/01/24	1,055	1,085,685
Salt River Project Agricultural Improvement & Power
District RB
5.00%, 01/01/23	4,085	4,120,888
5.00%, 01/01/24	1,150	1,189,568
5.00%, 01/01/27	1,900	2,101,226
5.00%, 01/01/28	1,645	1,854,944
5.00%, 01/01/31 (Call 01/01/28)	3,600	4,021,860
5.00%, 01/01/38 (Call 01/01/28)	1,555	1,697,349
5.00%, 01/01/39 (Call 01/01/28)	8,000	8,714,211
5.00%, 01/01/47 (Call 01/01/30)	10,500	11,437,379
Series A, 4.00%, 01/01/38 (Call 01/01/27)	2,000	2,013,236
Series A, 5.00%, 01/01/23	2,145	2,163,845
Series A, 5.00%, 01/01/25	17,015	18,015,288
Series A, 5.00%, 01/01/26	8,430	9,127,323
Series A, 5.00%, 01/01/27	2,005	2,217,346
Series A, 5.00%, 01/01/28	4,500	5,074,315
Series A, 5.00%, 01/01/28 (Call 01/01/27)	2,650	2,928,358
Series A, 5.00%, 01/01/29	6,250	7,153,783
Series A, 5.00%, 01/01/31	15,000	17,620,287
Series A, 5.00%, 01/01/34 (Call 01/01/27)	10,000	10,878,590
Series A, 5.00%, 12/01/34 (Call 06/01/25)	2,500	2,642,017

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Arizona (continued)
Series A, 5.00%, 01/01/37 (Call 01/01/28)	$1,955	$2,137,278
Series A, 5.00%, 01/01/38 (Call 01/01/27)	5,100	5,496,276
Series A, 5.00%, 01/01/45 (Call 01/01/31)	19,900	21,935,933
Series A, 5.00%, 12/01/45 (Call 06/01/25)	6,000	6,365,348
State of Arizona COP, Series A, 5.00%, 10/01/28	3,050	3,483,315
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	1,500	1,604,562

		332,000,259

Arkansas — 0.0%
State of Arkansas GO, 5.00%, 04/01/26 (Call 10/01/24)	1,815	1,910,273

California — 20.0%
Acalanes Union High School District GO, Series A,
0.00%, 08/01/39 (Call 08/01/29)(a)	3,000	3,176,098
Alameda Corridor Transportation Authority RB
0.00%, 10/01/47 ( 10/01/37)(a)	1,500	758,549
0.00%, 10/01/48 ( 10/01/37)(a)	1,335	674,098
0.00%, 10/01/49 ( 10/01/37)(a)	1,335	673,121
0.00%, 10/01/50 ( 10/01/37)(a)	1,430	717,760
0.00%, 10/01/51 ( 10/01/37) (AGM)(a)	2,500	1,279,194
5.00%, 10/01/52 ( 10/01/32) (AGM)	715	754,178
Series B, 5.00%, 10/01/34 (Call 10/01/26)	2,000	2,094,328
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,785	2,907,827
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	1,000	1,047,183
Series B, 5.00%, 10/01/37 (Call 10/01/26)	4,950	5,159,371
Alameda Unified School District-Alameda County/CA GO, Series C, 3.00%, 08/01/42 (Call 08/01/27)	11,425	9,386,178
Allan Hancock Joint Community College District/CA GO
Series C, 0.00%, 08/01/44 (Call 08/01/38)(a)	7,500	4,960,483
Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	6,000	3,990,233
Alvord Unified School District GO
Series B, 0.00%, 08/01/36 (AGM)(a)	2,000	1,096,857
Series B, 0.00%, 08/01/43 (AGM)(a)	6,415	2,429,969
Anaheim Public Financing Authority RB, Series C, 0.00%, 09/01/32 (AGM)(a)	3,040	2,141,322
Antelope Valley Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	6,500	6,184,523
Bay Area Toll Authority RB
4.00%, 04/01/29 (Call 04/01/27)	6,500	6,898,508
4.00%, 04/01/33 (Call 04/01/27)	1,800	1,874,969
4.00%, 04/01/37 (Call 04/01/27)	7,705	7,826,287
4.00%, 04/01/38 (Call 04/01/27)	22,620	22,808,239
4.00%, 04/01/42 (Call 04/01/27)	4,500	4,463,467
4.00%, 04/01/47 (Call 04/01/27)	26,445	25,574,510
5.00%, 04/01/28	1,600	1,804,092
5.13%, 04/01/48 ( 04/01/23) (AGM-CR)	10,000	10,164,347
VRDN,2.13%, 04/01/53 (Put 10/01/24)(b)(c)	2,000	1,964,509
Series A, VRDN,2.95%, 04/01/47 (Put 10/01/25)(b)(c)	985	989,095
Series B, VRDN,2.85%, 04/01/47 (Put 10/01/24)(b)(c)	3,940	3,944,102
Series F-1, 4.00%, 04/01/56 (Call 04/01/27)	2,600	2,468,373
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	3,000	3,122,237
Series H, 5.00%, 04/01/44 (PR 04/01/29)	2,000	2,312,188
Series H, 5.00%, 04/01/49 (PR 04/01/29)	2,000	2,312,188
Series S-4, 5.00%, 04/01/29 (PR 04/01/23)	1,090	1,107,133
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	2,000	2,031,436
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	1,750	1,777,507
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	12,250	12,460,101
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	370	376,303
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	7,310	7,696,766
Series S-8, 5.00%, 04/01/56 (PR 10/01/29)	9,000	10,431,941

Security	Par (000)	Value

California (continued)
Bay Area Water Supply & Conservation Agency RB,
Series A, 5.00%, 10/01/34 (Call 04/01/23)	$4,500	$4,568,111
Beverly Hills Unified School District CA GO, Series 2008, 0.00%, 08/01/33(a)	1,000	683,566
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	2,000	2,069,431
5.00%, 10/01/49 (PR 04/01/26)	500	545,740
5.00%, 04/01/51	5,000	5,939,659
5.25%, 04/01/40	6,000	7,262,880
Series T-1, 5.00%, 03/15/39	1,015	1,192,877
Series U-2, 5.00%, 10/01/32	5,000	6,002,713
Series U-3, 5.00%, 06/01/43	9,730	11,507,365
Series U-6, 5.00%, 05/01/45	4,400	5,198,147
Series U-7, 5.00%, 06/01/46	17,250	20,405,515
Series V-1, 5.00%, 05/01/49	15,000	17,767,689
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/23	5,180	5,328,660
5.00%, 10/01/26	1,345	1,488,607
5.00%, 05/15/42 (Call 05/15/28)	1,500	1,626,441
5.00%, 10/01/43 (Call 04/01/28)	3,620	3,974,276
5.00%, 08/01/44 (Call 08/01/29)	3,800	4,068,601
5.00%, 08/01/49 (Call 08/01/29)	4,375	4,657,874
Series A, 4.00%, 10/01/45 (PR 10/01/26)	1,500	1,592,347
Series A, 5.00%, 07/01/23 (ETM) (AGM)	2,845	2,909,167
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	2,000	2,263,803
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500	565,951
Series A, 5.00%, 10/01/41 (PR 10/01/26)	1,010	1,112,448
Series A, 5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	5,710	6,292,704
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,131,902
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,110	2,259,390
California School Facilities Financing Authority RB,
0.00%, 08/01/49 (AGM)(a)	4,490	1,074,449
California State Public Works Board RB
3.00%, 09/01/31 (Call 09/01/27)	3,050	2,987,280
4.00%, 11/01/36 (Call 11/01/31)	1,000	1,028,887
4.00%, 11/01/41 (Call 11/01/31)	1,520	1,499,935
4.00%, 11/01/46 (Call 11/01/31)	3,600	3,493,632
5.00%, 11/01/33 (Call 11/01/31)	2,000	2,324,647
5.00%, 11/01/46 (Call 11/01/31)	2,000	2,197,017
Series A, 5.00%, 02/01/26	6,200	6,718,743
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,175	2,282,174
Series A, 5.00%, 09/01/28 (Call 09/01/24)	2,600	2,727,597
Series A, 5.00%, 02/01/29	3,000	3,434,327
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,540	1,614,347
Series A, 5.00%, 03/01/38 (Call 03/01/23)	5,120	5,179,907
Series A, 5.00%, 09/01/39 (Call 09/01/24)	17,245	17,984,935
Series B, 4.00%, 05/01/41 (Call 05/01/31)	3,670	3,629,188
Series B, 4.00%, 05/01/46 (Call 05/01/31)	3,500	3,403,096
Series B, 5.00%, 10/01/22	1,900	1,904,192
Series B, 5.00%, 10/01/25	1,960	2,108,740
Series B, 5.00%, 10/01/29 (Call 10/01/27)	4,000	4,469,985
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,750	2,872,668
Series C, 5.00%, 11/01/32 (Call 11/01/29)	9,220	10,496,637
Series C, 5.00%, 11/01/33 (Call 11/01/26)	4,230	4,587,356
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,000	1,079,928
Series F, 5.00%, 05/01/23	6,700	6,818,399
Series F, 5.00%, 05/01/25	6,595	7,030,573
Series F, 5.00%, 05/01/26 (Call 05/01/25)	3,215	3,427,404

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series F, 5.00%, 05/01/27 (Call 05/01/25)	$4,280	$4,561,646
Series G, 5.00%, 11/01/37 (Call 11/01/22)	3,175	3,189,672
Series H, 5.00%, 09/01/38 (PR 09/01/23)	18,755	19,258,883
Series I, 5.00%, 11/01/38 (Call 11/01/23)	6,830	7,011,896
Series I, 5.50%, 11/01/33 (Call 11/01/23)	3,000	3,097,664
California State University RB
Series A, 4.00%, 11/01/28 (PR 11/01/22)	1,700	1,704,930
Series A, 4.00%, 11/01/34 (Call 11/01/25)	2,000	2,046,002
Series A, 4.00%, 11/01/34 (Call 05/01/26)	1,000	1,024,633
Series A, 4.00%, 11/01/35 (Call 05/01/26)	5,000	5,095,006
Series A, 4.00%, 11/01/37 (Call 05/01/26)	3,625	3,662,070
Series A, 4.00%, 11/01/38 (Call 05/01/26)	9,215	9,261,442
Series A, 4.00%, 11/01/45 (Call 05/01/26)	8,300	8,040,134
Series A, 5.00%, 11/01/23	1,075	1,108,139
Series A, 5.00%, 11/01/24	4,015	4,247,823
Series A, 5.00%, 11/01/24 (PR 11/01/23)	2,445	2,521,229
Series A, 5.00%, 11/01/25 (PR 11/01/23)	1,425	1,469,428
Series A, 5.00%, 11/01/27 (PR 11/01/22)	1,190	1,195,499
Series A, 5.00%, 11/01/28 (PR 11/01/24)	6,000	6,340,094
Series A, 5.00%, 11/01/29 (PR 11/01/24)	4,535	4,792,054
Series A, 5.00%, 11/01/30 (Call 11/01/25)	3,000	3,234,845
Series A, 5.00%, 11/01/31 (Call 05/01/26)	500	542,584
Series A, 5.00%, 11/01/31 (Call 05/01/27)	1,500	1,656,451
Series A, 5.00%, 11/01/32 (Call 05/01/26)	2,000	2,165,267
Series A, 5.00%, 11/01/32 (PR 11/01/24)	14,560	15,385,294
Series A, 5.00%, 11/01/33 (Call 11/01/25)	1,500	1,613,641
Series A, 5.00%, 11/01/33 (PR 11/01/24)	2,500	2,641,706
Series A, 5.00%, 11/01/34 (PR 11/01/24)	2,950	3,117,213
Series A, 5.00%, 11/01/35 (Call 11/01/25)	3,000	3,218,943
Series A, 5.00%, 11/01/36 (Call 05/01/27)	1,960	2,137,822
Series A, 5.00%, 11/01/37 (PR 11/01/22)	5,370	5,394,815
Series A, 5.00%, 11/01/38 (Call 11/01/25)	3,150	3,369,010
Series A, 5.00%, 11/01/39 (PR 11/01/24)	900	951,014
Series A, 5.00%, 11/01/41 (Call 05/01/26)	1,005	1,073,327
Series A, 5.00%, 11/01/42 (Call 05/01/27)	8,450	9,125,714
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,500	1,596,036
Series A, 5.00%, 11/01/43 (Call 11/01/28)	3,000	3,263,464
Series A, 5.00%, 11/01/44 (Call 11/01/29)	2,000	2,195,694
Series A, 5.00%, 11/01/44 (PR 11/01/24)	700	739,678
Series A, 5.00%, 11/01/45 (Call 05/01/26)	8,100	8,614,729
Series A, 5.00%, 11/01/47 (Call 05/01/27)	18,900	20,309,163
Series A, 5.00%, 11/01/48 (Call 11/01/28)	10,875	11,763,869
Series A, 5.00%, 11/01/49 (Call 11/01/29)	2,150	2,348,042
Series B-3, VRDN,4.00%, 11/01/51 (Put 05/01/23)(b)(c)	5,440	5,488,296
Series C, 3.00%, 11/01/51 (Call 11/01/30)	4,000	3,033,784
Series C, 4.00%, 11/01/45 (Call 11/01/30)	3,940	3,816,642
California Statewide Communities Development Authority RB, Series A, 5.00%, 05/15/42 (Call 05/15/27)	500	514,084
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (PR 08/01/26)	1,000	1,062,690
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	1,750	1,751,350
Series A, 5.00%, 08/01/39 (Call 08/01/24)	6,065	6,314,951
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	2,000	2,068,013
4.00%, 08/01/34 (Call 08/01/26)	2,845	2,924,022
Series 2016, 5.00%, 08/01/29 (PR 08/01/23)	1,225	1,255,280
Series 2016, 5.00%, 08/01/31 (PR 08/01/23)	1,200	1,229,662
Series A, 4.00%, 08/01/42 (Call 08/01/27)	5,000	4,921,066
Series B, 5.00%, 08/01/24	3,250	3,404,409

Security	Par (000)	Value

California (continued)
Chaffey Community College District GO, Series A,
5.00%, 06/01/48 (Call 06/01/28)	$2,300	$2,475,253
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	2,000	2,001,942
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	14,680	15,379,910
City & County of San Francisco CA GO
Series C, 4.00%, 06/15/35 (Call 06/15/24)	8,825	8,923,491
Series R, 5.00%, 06/15/28	5,500	6,289,151
Series R, 5.00%, 06/15/29	1,000	1,159,707
Series R, 5.00%, 06/15/30	1,250	1,466,550
Series R, 5.00%, 06/15/31	750	889,273
Series R, 5.00%, 06/15/32	500	598,681
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/49 (Call 05/15/29)	4,190	4,561,713
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,000	1,075,131
City of Los Angeles CA GO, Series B, 5.00%, 09/01/23	4,000	4,104,266
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/26 (Call 06/01/23)	1,000	1,020,607
Series A, 5.00%, 06/01/34 (Call 06/01/23)	1,000	1,018,133
Series A, 5.00%, 06/01/43 (Call 06/01/23)	8,730	8,869,385
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,500	1,626,096
Series A, 5.00%, 06/01/47 (Call 06/01/32)	3,500	3,929,426
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,500	1,635,558
Series C, 5.00%, 06/01/29	11,405	13,234,181
Series C, 5.00%, 06/01/30	15,000	17,590,404
Series C, 5.00%, 06/01/32	8,000	9,500,051
Series C, 5.00%, 06/01/45 (Call 06/01/25)	1,000	1,044,818
City of Los Angeles Department of Airports RB
5.00%, 05/15/48 (Call 05/15/29)	1,500	1,598,893
Series A, 5.00%, 05/15/30 (Call 11/15/29)	4,015	4,653,377
Series A, 5.00%, 05/15/31 (Call 11/15/29)	1,500	1,729,474
Series A, 5.00%, 05/15/35 (Call 11/15/29)	1,500	1,664,701
Series A, 5.00%, 05/15/36 (Call 11/15/29)	1,500	1,661,313
Series A, 5.00%, 05/15/38 (Call 11/15/29)	2,000	2,202,599
Series A, 5.00%, 05/15/39 (Call 11/15/29)	1,450	1,593,560
Series A, 5.00%, 05/15/40 (Call 11/15/29)	1,000	1,093,331
Series B, 4.00%, 05/15/39 (Call 05/15/30)	5,000	5,037,461
Series B, 4.00%, 05/15/40 (Call 05/15/30)	3,900	3,920,168
Series B, 5.00%, 05/15/24	2,000	2,085,395
Series B, 5.00%, 05/15/25	2,000	2,138,268
Series B, 5.00%, 05/15/29	2,000	2,307,130
Series B, 5.00%, 05/15/32 (Call 05/15/30)	2,000	2,313,950
Series B, 5.00%, 05/15/42 (Call 05/15/27)	4,390	4,645,241
Series B, 5.00%, 05/15/45 (Call 05/15/31)	7,000	7,601,567
Series C, 5.00%, 05/15/38 (Call 05/15/25)	3,100	3,243,101
Series D, 5.00%, 05/15/44 (Call 05/15/30)	2,920	3,160,810
Series E, 5.00%, 05/15/44 (Call 11/15/28)	2,000	2,136,395
City of Riverside CA Electric Revenue RB, Series A,
5.00%, 10/01/48 (Call 04/01/29)	6,895	7,492,618
City of Riverside CA Sewer Revenue RB, Series A,
5.00%, 08/01/40 (Call 08/01/25)	1,690	1,793,748
City of Sacramento CA Water Revenue RB, 5.00%,
09/01/42 (PR 09/01/23)	9,750	10,011,949
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/25 (Call 05/01/25)	3,610	3,862,436
5.00%, 11/01/27 (Call 11/01/26)	4,500	4,978,908
5.00%, 11/01/29 (Call 11/01/26)	3,000	3,312,588
5.00%, 11/01/32 (Call 05/01/25)	2,000	2,125,410

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 11/01/32 (Call 11/01/26)	$4,250	$4,651,867
5.00%, 11/01/34 (Call 11/01/26)	1,000	1,088,934
5.00%, 11/01/36 (Call 05/01/25)	1,255	1,324,856
Series A, 4.00%, 11/01/39 (Call 11/01/26)	8,995	9,055,014
Series A, 5.00%, 11/01/33 (Call 11/01/26)	2,000	2,182,935
Series A, 5.00%, 11/01/50 (Call 11/01/30)	14,345	15,644,423
Series B, 5.00%, 11/01/50 (Call 11/01/27)	3,500	3,802,153
Series C, 4.00%, 11/01/50 (Call 11/01/30)	4,000	3,805,405
Series D, 5.00%, 11/01/34 (Call 11/01/27)	2,000	2,216,682
Series REF, 5.00%, 11/01/31 (Call 05/01/25)	2,000	2,129,109
City of San Jose CA GO
Series A, 5.00%, 09/01/41 (Call 03/01/31)	1,500	1,678,826
Series A, 5.00%, 09/01/43 (Call 03/01/31)	3,880	4,320,438
Series A, 5.00%, 09/01/44 (Call 03/01/31)	4,015	4,464,904
Series A, 5.00%, 09/01/47 (Call 03/01/31)	7,505	8,336,402
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	13,000	14,236,141
Clovis Unified School District GO
4.00%, 08/01/40 (PR 08/01/25)	450	470,319
Series D, 4.00%, 08/01/40 (Call 08/01/25)	550	551,528
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	2,000	1,263,248
4.00%, 08/01/32 (Call 08/15/25)	4,705	4,920,214
5.00%, 08/01/29 (PR 08/15/25)	2,000	2,149,953
5.00%, 08/01/36 ( 08/01/27)	7,795	8,753,925
Series A, 4.00%, 08/01/38 (PR 08/01/23)	2,000	2,030,906
Series A, 5.00%, 08/01/38 (PR 08/01/23)	7,080	7,255,003
Series B, 0.00%, 08/01/27 (AGM)(a)	6,475	5,643,929
Series B, 0.00%, 08/01/28 (AGM)(a)	5,075	4,282,952
Series D, 4.00%, 08/01/42 (Call 08/01/27)	2,000	1,996,590
Series F, 0.00%, 08/01/41 (Call 08/01/29)(a)	1,000	453,530
Series F, 0.00%, 08/01/42 (Call 08/01/29)(a)	1,000	429,247
Contra Costa Community College District GO
Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	12,655	12,967,806
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	29,830	29,973,479
Contra Costa Water District RB, Series W, 5.00%,
10/01/51 (Call 10/01/31)	3,200	3,561,881
County of Sacramento CA Airport System Revenue RB, Series A, 5.00%, 07/01/41 (Call 07/01/26)	3,500	3,705,253
County of Santa Clara CA GO
Series B, 5.00%, 08/01/34 (Call 08/01/32)	4,000	4,687,733
Series C, 4.00%, 08/01/38 (Call 08/01/27)	3,015	3,074,027
Desert Community College District GO, 4.00%, 08/01/39 (Call 08/01/27)	3,500	3,510,271
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/36 ( 06/01/32)	1,180	1,379,179
Series A, 4.00%, 06/01/34 (Call 06/01/25)	14,315	14,582,164
Series A, 5.00%, 06/01/27 (Call 06/01/25)	4,000	4,288,728
Series A, 5.00%, 06/01/35 (Call 06/01/32)	17,000	19,921,525
Series A, 5.00%, 06/01/36 (Call 06/01/25)	1,925	2,050,861
Series A, 5.00%, 06/01/36 (Call 06/01/32)	12,000	14,025,545
Series A, 5.00%, 06/01/37 (Call 06/01/32)	10,000	11,643,486
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,955	3,219,702
Series A, 5.00%, 06/01/45 (Call 06/01/27)	7,240	7,859,642
Series A, 5.00%, 06/01/49 (Call 06/01/29)	4,750	5,215,766
Series B, 5.00%, 06/01/23	1,000	1,019,856
Series B, 5.00%, 06/01/25	3,605	3,865,119
Series B, 5.00%, 06/01/31 (Call 06/01/27)	2,000	2,228,508
Series B, 5.00%, 06/01/34	3,035	3,678,200
Series B, 5.00%, 06/01/34 (Call 06/01/27)	2,800	3,104,461

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 06/01/35 (Call 06/01/32)	$2,950	$3,465,164
Series B, 5.00%, 06/01/36 (Call 06/01/27)	2,105	2,318,261
Series B, 5.00%, 06/01/37 (Call 06/01/32)	4,400	5,123,134
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	7,125	7,346,368
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,500	1,616,228
El Camino Community College District Foundation (The) GO
Series A, 4.00%, 08/01/41 (Call 08/01/26)	6,985	7,021,408
Series A, 4.00%, 08/01/45 (Call 08/01/26)	2,000	2,001,469
Series C, 0.00%, 08/01/32(a)	200	142,334
Series C, 0.00%, 08/01/34(a)	8,415	5,447,513
El Dorado Irrigation District COP, Series A, 4.00%,
03/01/45 (Call 03/01/30)	5,000	4,782,378
El Dorado Irrigation District RB, Series A, 5.00%,
03/01/34 (PR 03/01/24) (AGM)	500	519,956
Elk Grove Unified School District GO, Series 2016,
4.00%, 08/01/46 (Call 08/01/26)	3,000	2,904,897
Escondido Union High School District GO
Series C, 0.00%, 08/01/46(a)	1,905	642,570
Series C, 0.00%, 08/01/51(a)	2,850	764,538
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	4,000	4,047,490
Series A, 0.00%, 08/01/34(a)	2,500	1,627,889
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34 (AGM)(a)	4,500	2,875,711
0.00%, 01/15/35 (AGM)(a)	1,700	1,033,648
Series A, 0.00%, 01/01/23 (ETM)(a)	500	496,174
Series A, 0.00%, 01/01/25 (ETM)(a)	200	188,748
Series A, 0.00%, 01/01/26 (ETM)(a)	1,500	1,378,612
Series A, 0.00%, 01/01/28 (ETM)(a)	4,450	3,873,053
Series A, 0.00%, 01/01/30 (ETM)(a)	1,000	819,164
Series A, 0.00%, 01/15/36 (AGM)(a)	2,000	1,158,155
Series A, 0.00%, 01/15/37 (AGM)(a)	1,000	549,645
Series A, 4.00%, 01/15/46 (Call 01/15/31)	39,700	37,334,495
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	2,000	2,057,221
Series A, 6.00%, 01/15/49 (PR 01/15/24)	1,500	1,573,400
Series A, 6.00%, 01/15/53 (PR 01/15/24)	5,125	5,375,783
Series B-1, VRDN,3.95%, 01/15/53 (Put 07/15/27)(b)(c)	1,800	1,627,706
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	2,000	2,012,008
4.00%, 08/01/43 (PR 08/01/23)	5,000	5,077,266
4.00%, 08/01/44 (Call 08/01/24)	15,000	15,017,059
5.00%, 08/01/40 ( 08/01/24)	5,000	5,251,947
Series A, 3.00%, 08/01/40 (Call 08/01/29)	3,825	3,306,932
Series A, 4.00%, 08/01/46 (Call 08/01/27)	2,660	2,631,292
Series A, 5.00%, 08/01/44 (Call 08/01/27)	2,000	2,147,733
Gilroy Unified School District GO, 4.00%, 08/01/46 (Call 08/01/26)	5,000	4,812,287
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (PR 09/01/25)	1,650	1,724,107
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	8,950	8,866,924
Hayward Unified School District GO, Series A, 5.00%, 08/01/44 (Call 08/01/28) (BAM)	2,300	2,489,661
Lodi Unified School District/CA GO, 3.00%, 08/01/43( 08/01/27)	7,500	6,015,170
Long Beach Community College District GO
4.00%, 08/01/41 ( 08/01/26)	3,590	3,567,877
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	2,000	1,425,100

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 4.00%, 08/01/49 (Call 08/01/28)	$8,600	$8,171,659
Long Beach Unified School District GO
3.00%, 08/01/47 (Call 08/01/29)	25,500	20,013,802
5.00%, 08/01/35 ( 08/01/26)	3,000	3,233,351
Series A, 4.00%, 08/01/38 (Call 08/01/26)	10,300	10,363,825
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	800	395,313
Series F, 4.00%, 08/01/36 (Call 08/01/29)	4,195	4,284,407
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	8,815	8,968,667
5.00%, 08/01/38 (Call 08/01/26)	1,325	1,421,552
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,000	1,031,773
Series A, 4.00%, 08/01/33 (PR 08/01/24)	2,960	3,054,047
Series A, 5.00%, 08/01/26 (PR 08/01/24)	14,000	14,713,531
Series A, 5.00%, 08/01/27 (PR 08/01/24)	3,400	3,573,286
Series A, 5.00%, 08/01/29 (PR 08/01/24)	10,505	11,040,403
Series A, 5.00%, 08/01/30 (PR 08/01/24)	9,435	9,915,869
Series A, 5.00%, 08/01/31 (PR 08/01/24)	8,500	8,933,215
Series C, 5.00%, 06/01/26	1,000	1,099,642
Series J, 4.00%, 08/01/37 (Call 08/01/27)	2,500	2,553,809
Series J, 4.00%, 08/01/41 (Call 08/01/27)	5,000	5,043,303
Series K, 3.00%, 08/01/39 (Call 08/01/26)	2,145	1,853,487
Series K, 4.00%, 08/01/35 (Call 08/01/26)	1,750	1,785,340
Series K, 4.00%, 08/01/37 (Call 08/01/26)	14,250	14,498,413
Series K, 4.00%, 08/01/38 (Call 08/01/26)	27,685	28,124,062
Series K, 4.00%, 08/01/39 (Call 08/01/26)	7,500	7,598,620
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	2,305	2,195,734
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,087,709
Los Angeles County Metropolitan Transportation Authority RB
Series A, 4.00%, 06/01/35 (Call 06/01/30)	3,750	3,897,468
Series A, 4.00%, 06/01/36 (Call 06/01/31)	2,000	2,105,496
Series A, 4.00%, 06/01/37 (Call 06/01/31)	6,980	7,209,521
Series A, 4.00%, 06/01/38 (Call 06/01/31)	5,245	5,388,457
Series A, 4.00%, 06/01/39 (Call 06/01/31)	8,000	8,168,094
Series A, 5.00%, 06/01/23	4,620	4,713,122
Series A, 5.00%, 06/01/24	11,170	11,664,590
Series A, 5.00%, 07/01/25	4,085	4,389,494
Series A, 5.00%, 06/01/26	1,500	1,646,060
Series A, 5.00%, 06/01/28	9,000	10,274,446
Series A, 5.00%, 06/01/30	3,750	4,403,364
Series A, 5.00%, 06/01/31 (Call 06/01/26)	2,055	2,242,536
Series A, 5.00%, 06/01/31 (Call 06/01/30)	4,000	4,686,082
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,500	1,634,458
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	2,905,285
Series A, 5.00%, 06/01/32 (Call 06/01/31)	3,250	3,842,906
Series A, 5.00%, 06/01/33 (Call 06/01/27)	2,380	2,624,102
Series A, 5.00%, 06/01/33 (Call 06/01/30)	4,035	4,648,142
Series A, 5.00%, 06/01/33 (Call 06/01/31)	2,000	2,352,159
Series A, 5.00%, 06/01/34 (Call 06/01/26)	5,225	5,673,197
Series A, 5.00%, 06/01/35 (Call 06/01/30)	1,500	1,711,830
Series A, 5.00%, 06/01/36 (Call 06/01/26)	4,400	4,764,679
Series A, 5.00%, 06/01/36 (Call 06/01/30)	8,025	9,138,537
Series A, 5.00%, 06/01/37 (Call 06/01/30)	4,775	5,420,474
Series A, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,220,488
Series A, 5.00%, 07/01/39 (Call 07/01/27)	10,000	10,922,940
Series A, 5.00%, 07/01/39 (Call 07/01/28)	3,400	3,760,010
Series A, 5.00%, 07/01/39 (Call 07/01/31)	5,000	5,697,342
Series A, 5.00%, 07/01/40 (Call 07/01/27)	8,000	8,725,155
Series A, 5.00%, 07/01/40 (Call 07/01/31)	6,650	7,536,369

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/42 (Call 07/01/27)	$2,585	$2,810,644
Series A, 5.00%, 07/01/44 (Call 07/01/28)	4,000	4,376,416
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue RB
5.00%, 07/01/34 ( 07/01/31)	4,000	4,671,161
Series A, 5.00%, 07/01/41 (Call 07/01/31)	4,835	5,466,116
Los Angeles County Public Works Financing Authority RB
Series D, 4.00%, 12/01/40 (Call 12/01/25)	3,765	3,785,237
Series E 1, 5.00%, 12/01/44 (Call 12/01/29)	2,000	2,208,485
Series E 1, 5.00%, 12/01/49 (Call 12/01/29)	10,645	11,678,294
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 4.00%, 10/01/42 (Call 10/01/26)	13,500	13,234,081
Los Angeles Department of Water & Power Power System Revenue RB
VRDN,0.85%, 07/01/34 (Put 09/01/22)(b)(c)	15,000	15,000,000
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,615	1,709,310
Series A, 5.00%, 07/01/33 (Call 01/01/25)	1,000	1,054,596
Series A, 5.00%, 07/01/49 (Call 01/01/29)	14,500	15,696,840
Series A, 5.25%, 07/01/49 (Call 01/01/29)	2,500	2,741,523
Series B, 5.00%, 07/01/31 (Call 01/01/29)	4,000	4,558,551
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	1,980,012
Series B-8, VRDN,1.32%, 07/01/34 (Put 09/01/22)(b)(c)	8,000	8,000,000
Series C, 5.00%, 07/01/27 (Call 07/01/24)	500	523,323
Series C, 5.00%, 07/01/42 (Call 07/01/27)	2,000	2,155,927
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,250	1,360,396
Series D, 5.00%, 07/01/33 (Call 07/01/24)	1,035	1,080,433
Series D, 5.00%, 07/01/43 (Call 07/01/28)	1,725	1,879,549
Los Angeles Department of Water & Power RB
4.00%, 07/01/26 (Call 06/01/26)	2,500	2,639,213
5.00%, 07/01/26 (Call 06/01/26)	3,500	3,826,206
5.00%, 07/01/37 (Call 07/01/31)	3,160	3,584,361
5.00%, 07/01/39 (Call 07/01/31)	6,910	7,771,754
5.00%, 07/01/40 ( 01/01/32)	5,250	5,907,239
5.00%, 07/01/41 (Call 07/01/31)	1,000	1,115,911
5.00%, 07/01/42 ( 01/01/32)	5,515	6,171,999
5.00%, 07/01/43 ( 01/01/32)	7,155	7,974,094
5.00%, 07/01/45 (Call 07/01/31)	5,000	5,509,849
5.00%, 07/01/51 (Call 07/01/31)	1,635	1,776,722
VRDN,0.79%, 07/01/51 (Put 09/01/22)(b)(c)	5,000	5,000,000
Series A, 5.00%, 07/01/25	3,500	3,748,942
Series A, 5.00%, 07/01/26	3,075	3,366,516
Series A, 5.00%, 07/01/27	2,500	2,794,203
Series A, 5.00%, 07/01/28	4,000	4,551,868
Series A-1, VRDN,0.85%, 07/01/50 (Put 09/01/22)(b)(c)	20,000	20,000,000
Series B, 5.00%, 07/01/35 (Call 07/01/32)	1,500	1,734,311
Series B, 5.00%, 07/01/40 (Call 07/01/30)	12,440	13,778,923
Series B, 5.00%, 07/01/50 (Call 07/01/30)	8,000	8,642,640
Series D, 5.00%, 07/01/44 (Call 07/01/29)	13,000	14,244,298
Series D, 5.00%, 07/01/49 (Call 07/01/29)	21,630	23,540,292
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/41 ( 07/01/32)	4,610	5,211,700
5.00%, 07/01/42 ( 07/01/32)	4,030	4,546,017
Series A, 5.00%, 07/01/39 (Call 07/01/24)	1,420	1,478,185
Series A, 5.00%, 07/01/40 (Call 07/01/30)	5,000	5,552,661
Series A, 5.00%, 07/01/41 (Call 01/01/26)	2,000	2,122,248
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,147,389
Series A, 5.00%, 07/01/41 (Call 07/01/30)	1,500	1,661,050
Series A, 5.00%, 07/01/46 (Call 01/01/26)	12,275	12,966,910

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/48 (Call 01/01/28)	$9,745	$10,522,169
Series A, 5.00%, 07/01/50 (Call 07/01/30)	8,570	9,282,572
Series B, 4.00%, 07/01/29	2,000	2,179,283
Series B, 4.00%, 07/01/30	2,000	2,193,088
Series B, 5.00%, 07/01/30 (Call 07/01/23)	4,445	4,541,176
Series B, 5.00%, 07/01/33 (Call 07/01/23)	2,500	2,551,803
Series B, 5.00%, 07/01/34 (Call 07/01/23)	1,200	1,224,266
Series B, 5.00%, 07/01/34 (Call 01/01/26)	5,015	5,368,616
Series B, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,214,835
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,500	2,729,528
Series B, 5.00%, 07/01/46 (Call 01/01/26)	1,525	1,610,960
Series B, 5.00%, 07/01/46 (Call 01/01/31)	4,500	4,935,885
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,500	2,716,338
Series B, 5.00%, 07/01/49 (Call 01/01/31)	3,900	4,253,821
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,250	2,536,287
Series C, 5.00%, 07/01/37 (Call 07/01/30)	3,050	3,427,786
Series C, 5.00%, 07/01/38 (Call 07/01/30)	1,000	1,119,235
Series C, 5.00%, 07/01/40 (Call 07/01/30)	5,250	5,830,294
Series C, 5.00%, 07/01/41 (Call 07/01/30)	2,000	2,214,733
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/28 (Call 01/01/25)	2,000	2,118,237
Series A, 5.00%, 07/01/42 (Call 01/01/27)	7,495	8,022,947
Series A, 5.00%, 07/01/46 (Call 01/01/26)	7,050	7,438,256
Series B, 5.00%, 01/01/24 (Call 12/01/23)	1,815	1,875,857
Series B, 5.00%, 07/01/30 (Call 07/01/23)	1,500	1,531,956
Series B, 5.00%, 07/01/32 (Call 01/01/24)	1,145	1,182,564
Series B, 5.00%, 07/01/36 (Call 01/01/27)	2,000	2,168,597
Series B, 5.00%, 07/01/42 (Call 01/01/26)	1,095	1,159,158
Series B, 5.00%, 07/01/43 (Call 01/01/24)	1,780	1,831,774
Series C, 5.00%, 07/01/26 (Call 07/01/24)	1,405	1,470,537
Series D, 5.00%, 07/01/35 (Call 07/01/24)	2,985	3,111,668
Series D, 5.00%, 07/01/44 (Call 07/01/24)	9,455	9,823,484
Series E, 5.00%, 07/01/44 (Call 07/01/24)	7,515	7,807,878
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/33 (Call 07/01/25)	1,000	1,028,712
Series A, 4.00%, 07/01/40 (Call 07/01/25)	1,045	1,048,250
Series A, 5.00%, 07/01/23	19,975	20,427,662
Series A, 5.00%, 07/01/24	7,925	8,312,152
Series A, 5.00%, 07/01/25	6,795	7,293,756
Series A, 5.00%, 07/01/26	2,025	2,222,427
Series A, 5.00%, 07/01/27	2,875	3,218,907
Series A, 5.00%, 07/01/28	5,000	5,698,583
Series A, 5.00%, 07/01/29	5,000	5,795,672
Series A, 5.00%, 07/01/29 (Call 07/01/25)	4,000	4,287,975
Series A, 5.00%, 07/01/31 (Call 07/01/29)	3,000	3,443,117
Series A, 5.00%, 07/01/40 (Call 07/01/25)	5,320	5,633,063
Series B, 5.00%, 07/01/27 (Call 07/01/26)	5,970	6,552,026
Series B, 5.00%, 07/01/28 (Call 07/01/26)	1,150	1,259,387
Series B-1, 5.00%, 07/01/23	6,275	6,416,529
Series B-1, 5.00%, 07/01/26	5,350	5,871,597
Series B-1, 5.00%, 07/01/32 (Call 01/01/28)	3,250	3,636,691
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	4,000	4,443,278
Series B-1, 5.00%, 07/01/36 (Call 01/01/28)	2,000	2,201,522
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	10,835	11,877,049
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	1,900	2,092,117
Series C, 3.00%, 07/01/45 (Call 07/01/30)	10,000	7,764,213
Series C, 4.00%, 07/01/32 (Call 07/01/30)	5,000	5,369,361
Series C, 4.00%, 07/01/33 (Call 07/01/30)	4,750	5,046,363
Series C, 4.00%, 07/01/37 (Call 07/01/30)	8,750	8,961,223
Series C, 4.00%, 07/01/38 (Call 07/01/30)	5,500	5,606,967

Security	Par (000)	Value

California (continued)
Series C, 4.00%, 07/01/39 (Call 07/01/30)	$10,000	$10,113,362
Series C, 4.00%, 07/01/40 (Call 07/01/30)	1,000	988,275
Series C, 4.00%, 07/01/44 (Call 07/01/30)	1,425	1,371,740
Series C, 5.00%, 07/01/23	2,295	2,346,762
Series C, 5.00%, 07/01/24	13,275	13,923,509
Series C, 5.00%, 07/01/25 (Call 07/01/24)	2,050	2,150,146
Series C, 5.00%, 07/01/27 (Call 07/01/24)	200	209,697
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	787,191
Series D, 5.00%, 07/01/26 (Call 07/01/24)	1,550	1,625,435
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	1,830	1,874,176
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	23,685	22,799,768
Series RYRR, 4.00%, 07/01/36 (Call 01/01/32)	5,250	5,434,845
Series RYRR, 4.00%, 07/01/37 (Call 01/01/32)	5,000	5,140,207
Series RYRR, 4.00%, 07/01/38 (Call 01/01/32)	4,695	4,801,028
Series RYRR, 4.00%, 07/01/40 (Call 01/01/32)	3,250	3,211,895
Series RYRR, 4.00%, 07/01/41 (Call 01/01/32)	5,500	5,397,276
Series RYRR, 4.00%, 07/01/46 (Call 01/01/32)	3,500	3,380,052
Series RYRR, 5.00%, 07/01/28	1,500	1,709,575
Series RYRR, 5.00%, 07/01/31	500	590,947
Series RYRR, 5.00%, 07/01/32 (Call 01/01/32)	2,920	3,458,702
Series RYRR, 5.00%, 07/01/34 (Call 01/01/32)	1,500	1,738,815
Los Rios Community College District GO
Series E, 3.00%, 08/01/24	1,500	1,511,061
Series E, 3.00%, 08/01/25	2,000	2,032,786
Mendocino-Lake Community College District GO,
Series B, 0.00%, 08/01/51 (AGM)(a)	750	182,978
Metropolitan Water District of Southern California RB
5.00%, 10/01/29	5,000	5,827,238
5.00%, 10/01/31	2,425	2,894,337
Series A, 5.00%, 07/01/24	5,000	5,240,580
Series A, 5.00%, 07/01/26	1,000	1,096,725
Series A, 5.00%, 07/01/28 (Call 07/01/25)	8,695	9,333,217
Series A, 5.00%, 07/01/34 (Call 01/01/29)	8,000	8,995,471
Series A, 5.00%, 10/01/45 (Call 10/01/29)	3,000	3,327,846
Series A, 5.00%, 10/01/46 (Call 04/01/31)	7,000	7,860,058
Series A, 5.00%, 10/01/51 (Call 04/01/31)	12,000	13,405,974
Series C, 5.00%, 10/01/27	1,000	1,126,698
Series C, 5.00%, 07/01/38 (Call 07/01/30)	10,730	12,191,972
Series C, 5.00%, 07/01/39 (Call 07/01/30)	2,500	2,834,254
Series C, 5.00%, 07/01/40 (Call 07/01/30)	14,505	16,363,547
Series E, 5.00%, 07/01/23	1,015	1,037,469
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	17,405	17,355,892
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44( 08/01/25) (AGM)	14,220	15,293,287
Morgan Hill Unified School District GO, Series B, 4.00%, 08/01/47 (Call 08/01/27)	7,500	7,415,021
Mount Diablo Unified School District/CA GO, Series A, 5.75%, 08/01/35 (Call 08/01/25) (AGM)	2,530	2,743,780
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,087,853
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	12,830	11,496,917
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,000	984,945
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	800	822,222
Series B, 4.00%, 11/01/36 (Call 11/01/26)	11,040	11,222,659
Series B, 5.00%, 11/01/30 (Call 11/01/26)	2,000	2,193,661
Series B, 5.00%, 11/01/38 (Call 11/01/30)	2,000	2,248,872
Newport Mesa Unified School District GO
0.00%, 08/01/43 (Call 08/01/27)(a)	1,500	630,492

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
0.00%, 08/01/44 (Call 08/01/27)(a)	$1,125	$450,882
0.00%, 08/01/45 (Call 08/01/27)(a)	2,500	956,164
Series 2005, 0.00%, 08/01/34(a)	1,500	998,702
Series 2005, 0.00%, 08/01/36(a)	1,400	850,356
Series 2005, 0.00%, 08/01/38(a)	3,500	1,922,173
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	1,000	1,044,443
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	6,825	6,720,710
Ohlone Community College District GO, Series C, 4.00%, 08/01/41 (Call 08/01/26)	5,000	5,026,062
Orange County Local Transportation Authority RB
5.00%, 02/15/40 (Call 02/15/29)	19,805	21,794,444
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,643,032
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,900	1,837,504
Series C, 4.00%, 08/01/40 (PR 08/01/25)	1,000	1,046,592
Series D, 5.25%, 08/01/45 (Call 08/01/27)	1,000	1,081,687
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/42(a)	1,205	501,364
Series D, 0.00%, 08/01/46(a)	2,500	819,119
Pleasanton Unified School District GO,
4.00%, 08/01/42 (Call 08/01/27)	8,590	8,454,391
Port of Los Angeles RB, Series B,
5.00%, 08/01/44 (Call 08/01/24)	2,430	2,523,072
Poway Unified School District GO
0.00%, 08/01/33(a)	1,000	682,833
0.00%, 08/01/36(a)	13,250	7,831,117
0.00%, 08/01/41(a)	1,500	686,625
0.00%, 08/01/46(a)	9,615	3,252,430
0.00%, 08/01/51(a)	1,250	335,244
Series B, 0.00%, 08/01/34(a)	4,630	3,011,325
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	8,060	9,438,582
Riverside County Public Financing Authority RB,
Series B, 5.25%, 11/01/45 (PR 11/01/25)	1,000	1,089,223
Riverside County Transportation Commission RB
4.00%, 06/01/38 (Call 06/01/31)	2,125	2,045,049
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,500	1,532,769
Series A, 5.75%, 06/01/48 (PR 06/01/23)	2,000	2,051,807
Series B, 5.00%, 06/01/35 (Call 12/01/27)	1,000	1,099,083
Series B, 5.00%, 06/01/37 (Call 12/01/27)	2,355	2,576,173
Series B, 5.00%, 06/01/39 (Call 12/01/27)	2,960	3,226,420
Series B1, 3.00%, 06/01/49 (Call 06/01/31)	2,000	1,452,932
Series B1, 4.00%, 06/01/37 (Call 06/01/31)	4,092	3,968,034
Series B1, 4.00%, 06/01/39 (Call 06/01/31)	5,000	4,772,580
Series B1, 4.00%, 06/01/40 (Call 06/01/31)	6,500	6,165,643
Series B1, 4.00%, 06/01/46 (Call 06/01/31)	18,940	17,305,285
Riverside County Transportation Commission Sales Tax Revenue RB, Series B, 5.00%, 06/01/29 (Call 12/01/27)	7,130	8,016,275
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,132,339
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	440	507,297
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/27	1,000	1,124,385
5.00%, 12/01/29	1,000	1,159,458
5.00%, 12/01/30	400	469,163

Security	Par (000)	Value

California (continued)
5.00%, 12/01/33 (Call 12/01/31)	$4,000	$4,627,943
Series A, 5.00%, 12/01/44 (Call 06/01/24)	2,000	2,066,983
Series A, 5.00%, 12/01/45 (Call 12/01/30)	3,540	3,909,677
Series A, 5.00%, 12/01/50 (Call 12/01/30)	12,500	13,697,950
Sacramento Municipal Utility District RB
5.00%, 08/15/26	1,770	1,942,869
5.00%, 08/15/28	1,630	1,857,759
Series A, 5.00%, 08/15/41 (Call 08/15/23)	17,935	18,315,952
Series A, VRDN,5.00%, 08/15/49 (Put 04/20/23)(b)(c)	6,500	6,599,057
Series B, VRDN,5.00%, 08/15/49 (Put 04/18/25)(b)(c)	2,500	2,623,855
Series D, 5.00%, 08/15/23	2,740	2,808,379
Series E, 5.00%, 08/15/24	1,590	1,670,421
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,500	1,664,545
Series G, 5.00%, 08/15/40 (Call 08/15/29)	2,000	2,214,792
Series H, 4.00%, 08/15/40 (Call 08/15/30)	2,500	2,493,470
Series H, 4.00%, 08/15/45 (Call 08/15/30)	4,575	4,442,780
Series H, 5.00%, 08/15/50 (Call 08/15/30)	43,000	47,275,877
San Diego Association of Governments RB,
5.00%, 11/15/25 (Call 11/15/24)	6,025	6,344,487
San Diego Association of Governments South Bay Expressway Revenue RB, Series A,
5.00%, 07/01/42 (Call 07/01/27)	10,000	10,632,374
San Diego Community College District GO
5.00%, 08/01/28 (Call 08/01/26)	1,000	1,097,343
5.00%, 08/01/30 (PR 08/01/26)	10,560	11,627,414
5.00%, 08/01/31 (PR 08/01/26)	8,000	8,808,647
Series 2002, 5.00%, 08/01/30 (PR 08/01/23)	1,250	1,280,898
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	4,505	4,616,355
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/29)	2,120	2,073,244
Series A, 5.00%, 07/01/34 (Call 07/01/29)	4,850	5,338,494
Series A, 5.00%, 07/01/36 (Call 07/01/29)	1,450	1,584,472
Series A, 5.00%, 07/01/43 (PR 07/01/23)	1,250	1,278,193
Series A, 5.00%, 07/01/44 (Call 07/01/29)	1,600	1,713,856
Series A, 5.00%, 07/01/46 (Call 07/01/31)	5,000	5,372,158
Series A, 5.00%, 07/01/49 (Call 07/01/29)	600	638,004
Series A, 5.00%, 07/01/56 (Call 07/01/31)	5,000	5,325,265
San Diego County Regional Transportation Commission RB
Series A, 5.00%, 10/01/22	2,640	2,645,933
Series A, 5.00%, 04/01/41 (Call 04/01/26)	10,230	10,914,265
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,270	2,407,706
Series B, 5.00%, 04/01/48 (Call 04/01/31)	8,140	9,074,577
Series B, VRDN,1.43%, 04/01/38 (Put 09/01/22)(b)(c)	15,000	15,000,000
Series C, VRDN,1.45%, 04/01/38 (Put 09/01/22)(b)(c)	10,000	10,000,000
San Diego County Water Authority RB
5.00%, 05/01/31 (PR 11/01/22)	1,735	1,743,018
5.00%, 05/01/34 (PR 11/01/22)	1,000	1,004,621
Series A, 5.00%, 05/01/30	3,000	3,525,876
Series A, 5.00%, 05/01/47 (Call 05/01/32)	3,300	3,739,613
Series A, 5.00%, 05/01/52 (Call 05/01/32)	8,250	9,312,307
Series B, 4.00%, 05/01/33 (Call 05/01/31)	3,500	3,802,151
Series B, 4.00%, 05/01/35 (Call 05/01/31)	3,000	3,207,434
Series B, 4.00%, 05/01/37 (Call 05/01/31)	3,500	3,664,723
Series B, 4.00%, 05/01/38 (Call 05/01/31)	14,715	15,247,284
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,100	4,663,639
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/23	2,805	2,857,331
5.00%, 05/15/25	2,525	2,699,563
Series A, 4.00%, 08/01/36 (Call 08/01/30)	1,350	1,385,813

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 4.00%, 08/01/37 (Call 08/01/30)	$2,250	$2,294,249
Series A, 4.00%, 08/01/45 (Call 08/01/30)	500	479,241
Series A, 5.00%, 05/15/29 (Call 05/15/26)	2,500	2,731,030
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,639,529
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,810	1,923,295
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,500	2,739,435
San Diego Unified School District GO, Series F,
4.00%, 07/01/45 (Call 07/01/25)	9,000	8,719,370
San Diego Unified School District/CA GO
Series C, 0.00%, 07/01/30(a)	1,550	1,222,255
Series C, 0.00%, 07/01/35(a)	2,380	1,496,266
Series C, 0.00%, 07/01/36(a)	1,500	899,371
Series C, 0.00%, 07/01/37(a)	700	398,871
Series C, 0.00%, 07/01/38(a)	3,000	1,622,239
Series C, 0.00%, 07/01/43(a)	4,140	1,703,955
Series C, 0.00%, 07/01/44(a)	2,165	848,672
Series C, 0.00%, 07/01/45(a)	4,590	1,715,044
Series C, 0.00%, 07/01/46(a)	275	97,911
Series C, 0.00%, 07/01/47(a)	1,405	477,653
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	3,250	2,785,495
Series C, 5.00%, 07/01/35 (PR 07/01/23)	1,940	1,983,756
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	11,690	11,043,289
Series E, 0.00%, 07/01/42(a)	5,850	4,208,847
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,800	2,735,626
Series E, 0.00%, 07/01/49(a)	7,640	2,368,690
Series F-1, 5.25%, 07/01/28 (AGM)	1,000	1,153,823
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	4,000	1,741,276
Series I, 4.00%, 07/01/47 (Call 07/01/27)	11,400	10,877,931
Series I, 5.00%, 07/01/41 (Call 07/01/27)	3,175	3,434,019
Series I, 5.00%, 07/01/47 (Call 07/01/27)	6,500	6,982,592
Series L, 4.00%, 07/01/49 (Call 07/01/29)	13,000	12,335,158
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	15,500	11,626,243
Series M-2, 4.00%, 07/01/50 (Call 07/01/30)	22,710	21,453,644
Series N-2, 3.00%, 07/01/46 (Call 07/01/31)	3,000	2,322,632
Series N-2, 4.00%, 07/01/46 (Call 07/01/31)	7,000	6,709,323
Series R-1, 0.00%, 07/01/31(a)	2,000	1,511,926
Series R-2, 0.00%, 07/01/40(a)	3,475	3,080,774
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	5,000	5,371,174
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	2,000	2,188,029
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	1,000	1,043,030
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	1,000	1,015,453
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	800	803,895
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/47 (Call 02/01/32)	2,000	1,974,253
5.00%, 08/01/39 (Call 02/01/32)	1,250	1,416,845
5.25%, 08/01/47 (Call 02/01/32)	1,250	1,405,691
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,500	1,505,121
Series A, 5.00%, 08/01/47 (Call 08/01/27)	3,000	3,212,274
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	5,000	4,995,357
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	8,500	6,754,375
Series C-1, 4.00%, 08/01/45 (Call 08/01/29)	2,640	2,628,633
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,885	2,968,415
Series S, 4.00%, 08/01/37 (Call 08/01/27)	8,420	8,624,166
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,800	1,477,382
Series A, 4.00%, 07/01/37 (Call 07/01/27)	3,075	3,127,789
Series A, 4.00%, 07/01/38 (Call 07/01/27)	5,495	5,566,694

Security	Par (000)	Value

California (continued)
San Francisco City & County Airport Commission San Francisco International Airport RB
Series B, 5.00%, 05/01/32 (Call 05/01/31)	$3,150	$3,631,684
Series B, 5.00%, 05/01/35 (Call 05/01/31)	3,000	3,387,727
Series B, 5.00%, 05/01/43 (Call 05/01/23)	2,000	2,021,036
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,000	2,051,048
Series B, 5.00%, 05/01/47 (Call 05/01/27)	3,500	3,721,990
Series B, 5.00%, 05/01/49 (Call 05/01/29)	7,785	8,267,564
Series C, 5.00%, 05/01/46 (Call 05/01/26)	4,065	4,279,810
Series D, 5.00%, 05/01/24	3,550	3,695,936
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,500	2,649,787
Series F, 5.00%, 05/01/50 (Call 05/01/29)	22,605	23,991,573
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,330	1,299,835
Series A, 4.00%, 10/01/47 (Call 10/01/31)	8,000	7,673,909
Series B, 4.00%, 10/01/34 (Call 10/01/22)	16,045	16,067,355
Series B, 4.00%, 10/01/35 (Call 10/03/22)	15,000	15,006,943
Series B, 4.00%, 10/01/39 (Call 10/03/22)	3,500	3,500,331
Series B, 4.00%, 10/01/42 (Call 10/03/22)	25,000	24,783,837
Series C, VRDN,2.13%, 10/01/48 (Put 04/01/23)(b)(c)	3,000	2,980,016
San Francisco Municipal Transportation Agency RB,
4.00%, 03/01/46 (Call 03/01/27)	3,805	3,674,925
San Joaquin County Transportation Authority RB,
4.00%, 03/01/41 (Call 03/01/27)	1,000	986,824
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/25 (ETM)(a)	2,100	1,981,854
0.00%, 01/01/27 (ETM)(a)	1,075	961,261
4.00%, 01/15/34 (Call 01/15/32)	2,185	2,159,843
5.00%, 01/15/32	1,500	1,621,842
5.00%, 01/15/33 (Call 01/15/32)	3,415	3,678,183
Series A, 5.00%, 01/15/29 (PR 01/15/25)	1,000	1,061,888
Series A, 5.00%, 01/15/34 (PR 01/15/25)	2,680	2,845,860
Series A, 5.00%, 01/15/44 (PR 01/15/25)	8,000	8,495,104
Series A, 5.00%, 01/15/50 (PR 01/15/25)	7,500	7,964,160
San Jose Evergreen Community College District GO
Series C, 4.00%, 09/01/40 (PR 09/01/24)	7,500	7,743,539
Series C, 4.13%, 09/01/43 (PR 09/01/24)	5,000	5,174,488
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (PR 06/01/23)	8,165	8,328,351
San Jose Unified School District GO
5.00%, 08/01/32 (Call 08/01/25)	9,000	9,654,441
Series C, 0.00%, 08/01/30 (NPFGC)(a)	5,980	4,599,935
Series E, 4.00%, 08/01/42 (Call 08/01/27)	6,825	6,863,473
San Juan Unified School District GO,
4.00%, 08/01/46 (Call 08/01/30)	17,000	16,238,762
San Marcos Unified School District GO
Series B, 0.00%, 08/01/47(a)	1,700	557,896
Series B, 0.00%, 08/01/51(a)	1,500	403,527
San Mateo County Community College District GO
Series A, 5.00%, 09/01/45 (PR 09/01/25)	1,000	1,077,557
Series B, 0.00%, 09/01/32 (NPFGC)(a)	3,515	2,550,011
Series B, 5.00%, 09/01/45 (Call 09/01/28)	8,710	9,470,785
Series C, 0.00%, 09/01/30 (NPFGC)(a)	4,295	3,390,403
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	7,070	6,861,723
5.00%, 08/01/49 (Call 08/01/29)	2,200	2,396,433
Series B, 5.00%, 08/01/25	1,925	2,072,551
San Mateo Foster City School District/CA GO,
0.00%, 08/01/42 (Call 08/01/31)(a)	5,500	5,399,088

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	$500	$446,659
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	3,765	3,502,710
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	4,465	3,128,229
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/36(a)	2,500	1,378,348
Santa Barbara Unified School District GO
Series A, 4.00%, 08/01/41 (Call 08/01/27)	2,600	2,600,560
Series B, 5.00%, 08/01/44 (Call 08/01/28)	6,725	7,275,812
Santa Clara Unified School District GO, Series 2018, 4.00%, 07/01/48 (Call 07/01/26)	24,000	23,645,854
Santa Clara Valley Transportation Authority RB, Series C, VRDN,0.87%, 04/01/36 (Put 09/01/22)(b)(c)	15,000	15,000,000
Santa Clara Valley Water District RB, Series A,
5.00%, 06/01/46 (Call 12/01/25)	1,000	1,056,605
Santa Clarita Community College District GO,
4.00%, 08/01/41 (Call 08/01/26)	6,850	6,807,788
Santa Maria Joint Union High School District GO,
4.00%, 08/01/37( 08/01/24)	14,230	14,674,014
Santa Monica Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/28)	6,000	5,932,016
Series A, 5.00%, 08/01/43 (Call 08/01/28)	7,500	8,126,282
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,500	1,547,374
Series B, 5.00%, 08/01/45 (Call 08/01/32)	1,150	1,290,469
Santa Monica-Malibu Unified School District GO,
Series B, 4.00%, 08/01/50 (Call 08/01/29)	4,000	3,931,542
Silicon Valley Clean Water RB, Series A,
3.00%, 03/01/24 (Call 09/01/23)	3,330	3,349,131
Sonoma County Junior College District GO, Series B, 3.00%, 08/01/41 (Call 08/01/29)	7,000	5,823,430
South San Francisco Unified School District GO,
Series C, 4.00%, 09/01/37 (Call 09/01/25)	4,000	4,044,092
Southern California Public Power Authority RB
Series A, 5.00%, 04/01/24 (Call 01/01/24)	7,600	7,875,545
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,525	1,614,862
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,500	1,500,826
Southwestern Community College District GO
Series C, 0.00%, 08/01/46(a)	1,920	637,447
Series D, 5.00%, 08/01/44 (PR 08/01/25)	2,000	2,155,648
State of California Department of Water Resources RB
4.00%, 12/01/34 (Call 06/01/31)	5,000	5,260,603
5.00%, 12/01/24 ( 06/01/23)	4,000	4,081,526
5.00%, 12/01/30	4,075	4,806,044
Series AS, 5.00%, 12/01/24	2,690	2,850,569
Series AS, 5.00%, 12/01/24 (ETM)	10	10,565
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	23,480	24,870,919
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	1,060	1,122,780
Series AS, 5.00%, 12/01/28 (PR 12/01/24)	1,065	1,128,076
Series AW, 5.00%, 12/01/30 (Call 12/01/26)	4,000	4,408,658
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,000	1,109,982
Series AX, 5.00%, 12/01/27	1,000	1,130,697
Series BA, 5.00%, 12/01/34 (Call 06/01/29)	6,680	7,525,758
Series BB, 5.00%, 12/01/22	1,225	1,233,692
Series BB, 5.00%, 12/01/23	10,000	10,342,056
Series BB, 5.00%, 12/01/25	4,040	4,383,359
Series BB, 5.00%, 12/01/27	3,000	3,392,091
Series BB, 5.00%, 12/01/28	2,000	2,298,787
Series BB, 5.00%, 12/01/30	2,000	2,358,795
Series BB, 5.00%, 12/01/34 (Call 12/01/30)	8,940	10,287,868

Security	Par (000)	Value

California (continued)
Series BB, 5.00%, 12/01/35 (Call 12/01/30)	$9,075	$10,388,791
State of California GO
2.38%, 12/01/43 (Call 12/01/30)	3,075	2,223,754
3.00%, 03/01/28	2,500	2,555,033
3.00%, 10/01/34 (Call 10/01/29)	6,805	6,649,370
3.00%, 10/01/35 (Call 10/01/29)	3,000	2,855,804
3.00%, 10/01/36 (Call 10/01/29)	5,795	5,345,936
3.00%, 10/01/37 (Call 10/01/29)	6,385	5,797,766
3.00%, 10/01/49 (Call 10/01/29)	1,000	784,481
3.00%, 11/01/50 (Call 11/01/30)	10,860	8,461,367
4.00%, 12/01/22	1,410	1,416,168
4.00%, 10/01/23	2,025	2,061,632
4.00%, 03/01/24	1,505	1,541,694
4.00%, 10/01/24	6,870	7,100,008
4.00%, 11/01/25	6,465	6,787,494
4.00%, 04/01/26	3,735	3,940,490
4.00%, 11/01/26	14,275	15,183,909
4.00%, 10/01/27	7,280	7,826,430
4.00%, 09/01/28 (Call 09/01/26)	6,850	7,258,628
4.00%, 08/01/31 (Call 08/01/26)	5,000	5,231,241
4.00%, 09/01/31 (Call 09/01/26)	1,010	1,057,268
4.00%, 08/01/32 (Call 08/01/26)	2,000	2,086,640
4.00%, 09/01/32 (Call 09/01/26)	3,000	3,131,903
4.00%, 09/01/33 (Call 09/01/26)	4,035	4,188,462
4.00%, 11/01/33 (Call 11/01/27)	3,850	4,021,217
4.00%, 10/01/34 (Call 10/01/29)	4,850	5,060,831
4.00%, 10/01/34 (Call 04/01/31)	1,405	1,477,298
4.00%, 11/01/34 (Call 11/01/27)	3,915	4,055,314
4.00%, 09/01/35 (Call 09/01/26)	9,575	9,831,663
4.00%, 11/01/35 (Call 11/01/27)	7,440	7,691,422
4.00%, 03/01/36 (Call 03/01/30)	3,500	3,614,695
4.00%, 09/01/36 (Call 09/01/26)	7,560	7,716,941
4.00%, 10/01/36 (Call 04/01/31)	6,945	7,190,971
4.00%, 11/01/36 (Call 11/01/27)	8,000	8,180,381
4.00%, 03/01/37 (Call 03/01/30)	3,125	3,217,013
4.00%, 10/01/37 ( 04/01/31)	3,300	3,400,570
4.00%, 11/01/37 ( 11/01/30)	1,530	1,574,082
4.00%, 03/01/38 (Call 03/01/30)	12,960	13,186,981
4.00%, 11/01/39 (Call 11/01/30)	5,000	5,061,579
4.00%, 03/01/40 (Call 03/01/30)	13,405	13,541,265
4.00%, 10/01/41 (Call 04/01/31)	6,375	6,413,690
4.00%, 11/01/41 (Call 11/01/25)	8,750	8,788,436
4.00%, 04/01/42 (Call 04/01/32)	4,660	4,681,899
4.00%, 10/01/44 (Call 10/01/29)	11,655	11,633,263
4.00%, 11/01/44 (Call 11/01/24)	1,500	1,501,038
4.00%, 03/01/45 (Call 03/01/25)	6,500	6,503,985
4.00%, 08/01/45 (Call 08/01/25)	1,750	1,750,615
4.00%, 11/01/45 (Call 11/01/25)	9,150	9,151,576
4.00%, 03/01/46 (Call 03/01/30)	2,850	2,819,571
4.00%, 11/01/47 (Call 11/01/27)	15,750	15,608,760
4.00%, 04/01/49 (Call 04/01/32)	2,000	1,962,343
4.00%, 03/01/50 (Call 03/01/30)	1,915	1,864,895
4.00%, 11/01/50 (Call 11/01/25)	6,575	6,455,471
4.50%, 12/01/43 (Call 12/01/23)	2,605	2,622,448
5.00%, 09/01/22	1,870	1,870,000
5.00%, 11/01/22	2,560	2,571,873
5.00%, 12/01/22	1,085	1,092,562
5.00%, 02/01/23	6,180	6,251,621
5.00%, 08/01/23	1,555	1,593,722
5.00%, 09/01/23	1,000	1,027,067

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 09/01/23 (Call 10/03/22)	$5,000	$5,010,908
5.00%, 10/01/23	2,595	2,670,882
5.00%, 10/01/23 (Call 10/03/22)	10	10,022
5.00%, 11/01/23	4,700	4,847,633
5.00%, 12/01/23	2,770	2,860,583
5.00%, 03/01/24	2,310	2,402,546
5.00%, 04/01/24	1,690	1,761,273
5.00%, 08/01/24	2,735	2,873,341
5.00%, 09/01/24	13,000	13,684,827
5.00%, 09/01/24 (Call 10/03/22)	4,970	4,980,652
5.00%, 10/01/24	24,395	25,706,090
5.00%, 11/01/24	5,790	6,113,156
5.00%, 12/01/24 (Call 12/01/23)	20,960	21,684,841
5.00%, 08/01/25	8,390	9,013,430
5.00%, 09/01/25	2,000	2,152,705
5.00%, 09/01/25 (Call 09/01/23)	1,000	1,027,667
5.00%, 10/01/25	33,685	36,324,516
5.00%, 10/01/25 (Call 10/01/24)	2,115	2,228,227
5.00%, 11/01/25	15,885	17,161,620
5.00%, 11/01/25 (Call 11/01/23)	5,765	5,950,809
5.00%, 12/01/25 (Call 12/01/23)	1,020	1,055,274
5.00%, 03/01/26 (Call 03/01/25)	3,810	4,050,500
5.00%, 04/01/26	13,175	14,351,832
5.00%, 08/01/26	4,520	4,959,104
5.00%, 09/01/26	5,500	6,045,107
5.00%, 10/01/26	10,175	11,202,917
5.00%, 10/01/26 (Call 10/01/24)	4,320	4,550,371
5.00%, 11/01/26	2,280	2,514,700
5.00%, 12/01/26	5,000	5,524,281
5.00%, 02/01/27 (Call 02/01/23)	1,000	1,011,631
5.00%, 03/01/27 (Call 03/01/25)	3,920	4,164,548
5.00%, 04/01/27	2,250	2,501,077
5.00%, 08/01/27	4,015	4,493,076
5.00%, 09/01/27 (Call 09/01/26)	6,205	6,812,411
5.00%, 10/01/27	23,980	26,920,428
5.00%, 10/01/27 (Call 10/01/24)	2,020	2,127,720
5.00%, 11/01/27	7,225	8,122,999
5.00%, 11/01/27 (Call 11/01/23)	2,300	2,374,130
5.00%, 12/01/27	3,630	4,087,231
5.00%, 04/01/28	11,340	12,843,286
5.00%, 08/01/28 (Call 08/01/25)	1,220	1,307,310
5.00%, 08/01/28 (Call 08/01/27)	2,760	3,083,919
5.00%, 09/01/28	6,500	7,413,812
5.00%, 09/01/28 (Call 09/01/23)	1,000	1,027,667
5.00%, 09/01/28 (Call 09/01/26)	3,640	3,990,812
5.00%, 10/01/28	12,025	13,733,395
5.00%, 10/01/28 (Call 10/01/24)	2,000	2,106,236
5.00%, 11/01/28	8,275	9,462,868
5.00%, 11/01/28 (Call 11/01/27)	3,600	4,040,005
5.00%, 03/01/29	1,000	1,149,430
5.00%, 04/01/29	17,380	20,001,628
5.00%, 08/01/29 ( 08/01/27)	26,175	29,195,757
5.00%, 08/01/29 (Call 08/01/28)	2,635	2,995,039
5.00%, 09/01/29 (Call 09/01/26)	6,755	7,403,071
5.00%, 10/01/29	24,330	28,201,012
5.00%, 10/01/29 (Call 04/01/23)	2,155	2,189,124
5.00%, 10/01/29 (Call 10/01/24)	4,675	4,922,351
5.00%, 10/01/29 (Call 04/01/26)	6,445	7,000,108
5.00%, 10/01/29 (Call 10/01/28)	15,000	17,092,824
5.00%, 11/01/29	4,500	5,221,620

Security	Par (000)	Value

California (continued)
5.00%, 11/01/29 (Call 11/01/23)	$2,855	$2,944,680
5.00%, 11/01/29 (Call 11/01/27)	5,455	6,109,592
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,123,207
5.00%, 04/01/30	21,650	25,255,080
5.00%, 08/01/30 (Call 08/01/25)	3,240	3,468,744
5.00%, 08/01/30 (Call 08/01/27)	7,785	8,670,752
5.00%, 08/01/30 (Call 08/01/28)	4,000	4,538,718
5.00%, 09/01/30 (Call 09/01/26)	1,000	1,094,966
5.00%, 10/01/30 (Call 10/01/24)	2,000	2,103,317
5.00%, 11/01/30	20,430	24,041,150
5.00%, 11/01/30 (Call 11/01/27)	8,780	9,816,972
5.00%, 12/01/30	4,955	5,835,854
5.00%, 02/01/31 (Call 02/01/23)	1,500	1,516,447
5.00%, 03/01/31 (Call 03/01/30)	6,190	7,185,192
5.00%, 04/01/31	1,000	1,181,713
5.00%, 04/01/31 (Call 04/01/29)	1,385	1,591,048
5.00%, 05/01/31 (Call 05/01/24)	1,310	1,364,507
5.00%, 08/01/31 (Call 08/01/24)	2,500	2,618,297
5.00%, 09/01/31 (Call 09/01/26)	6,715	7,342,302
5.00%, 10/01/31 (Call 10/01/24)	2,540	2,669,626
5.00%, 11/01/31 (Call 11/01/23)	4,550	4,686,010
5.00%, 11/01/31 (Call 11/01/28)	3,000	3,413,114
5.00%, 12/01/31	1,000	1,189,304
5.00%, 12/01/31 (Call 12/01/23)	1,500	1,547,926
5.00%, 12/01/31 (Call 06/01/26)	2,500	2,717,930
5.00%, 03/01/32 (Call 03/01/30)	2,500	2,880,179
5.00%, 04/01/32 (Call 04/01/29)	4,000	4,562,110
5.00%, 08/01/32 (Call 08/01/25)	6,000	6,410,075
5.00%, 08/01/32 (Call 08/01/26)	5,000	5,451,396
5.00%, 08/01/32 (Call 08/01/27)	5,000	5,545,094
5.00%, 09/01/32 (Call 09/01/26)	15,920	17,383,064
5.00%, 10/01/32 ( 10/01/31)	7,500	8,813,041
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,049,578
5.00%, 10/01/32 (Call 10/01/29)	1,630	1,870,953
5.00%, 10/01/32 (Call 04/01/31)	2,855	3,330,468
5.00%, 11/01/32 (Call 11/01/23)	4,315	4,440,463
5.00%, 11/01/32 (Call 11/01/28)	3,700	4,191,576
5.00%, 12/01/32 (Call 06/01/26)	2,100	2,279,910
5.00%, 03/01/33 (Call 03/01/25)	2,500	2,644,511
5.00%, 03/01/33 (Call 03/01/30)	19,500	22,277,572
5.00%, 04/01/33	1,000	1,191,061
5.00%, 04/01/33 (Call 04/01/24)	4,815	4,995,197
5.00%, 04/01/33 (Call 04/01/29)	11,190	12,659,307
5.00%, 08/01/33 (Call 08/01/24)	2,000	2,088,901
5.00%, 08/01/33 (Call 08/01/25)	3,460	3,688,864
5.00%, 10/01/33 (Call 04/01/23)	1,000	1,014,263
5.00%, 10/01/33 (Call 04/01/24)	13,165	13,649,379
5.00%, 10/01/33 (Call 10/01/24)	2,820	2,955,713
5.00%, 03/01/34 (Call 03/01/30)	14,235	16,168,699
5.00%, 09/01/34 (Call 09/01/26)	18,780	20,340,329
5.00%, 11/01/34 (Call 11/01/28)	4,035	4,520,808
5.00%, 12/01/34 (Call 06/01/26)	2,650	2,856,074
5.00%, 12/01/34 (Call 12/01/30)	3,730	4,268,847
5.00%, 03/01/35 (Call 03/01/30)	36,960	41,737,147
5.00%, 04/01/35 (Call 04/01/24)	2,500	2,591,588
5.00%, 04/01/35 (Call 04/01/32)	1,135	1,316,533
5.00%, 08/01/35 (Call 08/01/24)	1,980	2,066,879
5.00%, 08/01/35 (Call 08/01/25)	1,000	1,063,047
5.00%, 08/01/35 (Call 08/01/26)	5,070	5,468,262
5.00%, 08/01/35 (Call 08/01/27)	6,415	7,026,634

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 09/01/35 (Call 09/01/26)	$1,500	$1,620,052
5.00%, 10/01/35 (Call 04/01/26)	4,375	4,689,975
5.00%, 03/01/36 (Call 03/01/30)	4,745	5,343,197
5.00%, 04/01/36 (Call 04/01/29)	7,500	8,354,008
5.00%, 08/01/36 (Call 08/01/26)	6,235	6,709,888
5.00%, 08/01/36 (Call 08/01/27)	2,215	2,420,651
5.00%, 09/01/36 (Call 10/03/22)	1,060	1,062,504
5.00%, 09/01/36 (Call 09/01/26)	3,415	3,680,056
5.00%, 11/01/36 ( 11/01/30)	9,850	11,171,352
5.00%, 11/01/36 (Call 11/01/27)	2,000	2,193,468
5.00%, 11/01/36 (Call 11/01/28)	3,590	3,990,114
5.00%, 12/01/36 (Call 12/01/30)	2,000	2,270,162
5.00%, 04/01/37 (Call 04/01/24)	3,500	3,627,120
5.00%, 04/01/37 (Call 04/01/29)	2,500	2,773,096
5.00%, 04/01/37 (Call 04/01/32)	3,005	3,453,918
5.00%, 08/01/37 (Call 08/01/28)	2,625	2,895,727
5.00%, 10/01/37 (Call 10/01/24)	2,000	2,094,177
5.00%, 10/01/37 (Call 10/01/31)	2,000	2,285,317
5.00%, 11/01/37 (Call 11/01/28)	5,000	5,535,415
5.00%, 04/01/38 (Call 04/01/29)	1,000	1,105,297
5.00%, 08/01/38 (Call 08/01/26)	6,500	6,973,650
5.00%, 10/01/39 (Call 04/01/26)	1,500	1,598,687
5.00%, 10/01/39 (Call 10/01/29)	5,230	5,799,086
5.00%, 11/01/39 (Call 11/01/28)	6,470	7,137,159
5.00%, 09/01/41 (Call 09/01/31)	3,000	3,353,477
5.00%, 10/01/41 (Call 04/01/31)	9,215	10,257,286
5.00%, 04/01/42 ( 04/01/32)	1,690	1,891,530
5.00%, 04/01/42 (Call 10/01/27)	4,765	5,147,337
5.00%, 09/01/42 (Call 10/03/22)	7,000	7,015,387
5.00%, 04/01/43 (Call 04/01/23)	13,000	13,178,623
5.00%, 11/01/43 (Call 11/01/23)	22,075	22,678,294
5.00%, 05/01/44 (Call 05/01/24)	1,000	1,035,466
5.00%, 10/01/44 (Call 10/01/24)	2,265	2,364,631
5.00%, 09/01/45 (Call 09/01/26)	16,275	17,347,903
5.00%, 09/01/46 (Call 09/01/26)	3,495	3,722,422
5.00%, 12/01/46 (Call 12/01/30)	9,240	10,134,171
5.00%, 04/01/47 (Call 04/01/32)	14,725	16,328,840
5.00%, 10/01/47 (Call 04/01/26)	1,500	1,587,356
5.00%, 11/01/47 (Call 11/01/27)	4,250	4,562,576
5.25%, 02/01/23	250	253,153
5.25%, 08/01/30 (Call 08/01/25)	4,000	4,310,343
5.25%, 08/01/32 (AGM)	6,455	7,835,335
5.25%, 10/01/39 (Call 04/01/26)	7,795	8,373,469
5.50%, 02/01/25	250	268,425
VRDN,0.85%, 05/01/33 (Put 09/01/22)(b)(c)	10,000	10,000,000
VRDN,0.85%, 05/01/34 (Put 09/01/22)(b)(c)	9,500	9,500,000
VRDN,0.85%, 05/01/40 (Put 09/01/22)(b)(c)	20,000	20,000,000
VRDN,1.34%, 05/01/33 (Put 09/01/22)(b)(c)	14,160	14,160,000
Series A, 5.00%, 09/01/22	1,800	1,800,000
Series A, 5.00%, 10/01/24	15,270	16,090,674
Series A, 5.00%, 10/01/48 (Call 10/01/28)	15,050	16,316,892
series B, 5.00%, 10/01/22	5,000	5,011,444
Series B, 2.25%, 11/01/43 (Call 11/01/30)	5,000	3,537,255
Series B, 5.00%, 09/01/22	1,000	1,000,000
Series B, 5.00%, 08/01/24	4,775	5,016,528
Series B, 5.00%, 09/01/24	6,285	6,614,519
Series B, 5.00%, 08/01/25	4,070	4,372,427
Series B, 5.00%, 09/01/26	3,485	3,830,400
Series B, 5.00%, 11/01/27	8,310	9,342,854
Series B, 5.00%, 11/01/28	6,000	6,861,294

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 11/01/29	$4,500	$5,221,620
Series B, 5.00%, 11/01/31 (Call 11/01/30)	9,000	10,521,991
Series B, 5.00%, 11/01/32 (Call 11/01/30)	15,110	17,533,642
Series B, 5.00%, 11/01/35 (Call 11/01/30)	5,000	5,687,407
Series C, 5.00%, 08/01/26 (Call 02/01/25)	1,000	1,060,969
Series C, 5.00%, 09/01/26 (Call 09/01/25)	1,500	1,612,784
Series C, 5.00%, 08/01/27 (Call 02/01/25)	1,500	1,590,357
Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,850	2,027,529
Series C, 5.00%, 08/01/28 (Call 08/01/26)	4,325	4,734,139
Series C, 5.00%, 08/01/29 (Call 02/01/25)	2,500	2,647,897
Series C, 5.00%, 08/01/30 (Call 02/01/25)	7,000	7,411,870
Series C, 5.00%, 08/01/30 (Call 08/01/26)	4,525	4,947,195
Series C, 5.00%, 08/01/32 (Call 02/01/25)	1,580	1,670,013
Series C, 5.00%, 09/01/32 (Call 09/01/25)	4,225	4,521,085
Series C, 5.00%, 08/01/33 (Call 02/01/25)	2,000	2,110,293
Torrance Unified School District GO, Series T,
4.00%, 08/01/40 (Call 08/01/24)	1,000	1,000,023
Ukiah Unified School District/CA GO, Series 2005,
0.00%, 08/01/28 (NPFGC)(a)	3,750	3,113,539
University of California RB
4.00%, 05/15/35 ( 05/15/27)	5,000	5,157,687
Series AF, 5.00%, 05/15/29 (Call 05/15/23)	915	931,683
Series AF, 5.00%, 05/15/29 (PR 05/15/23)	615	626,412
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	6,495	6,607,017
Series AF, 5.00%, 05/15/36 (PR 05/15/23)	535	544,927
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	2,750	2,795,106
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	11,260	11,462,131
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	23,435	23,824,333
Series AL-2, VRDN,0.87%, 05/15/48 (Put 09/01/22)(b)(c)	9,000	9,000,000
Series AM, 4.00%, 05/15/34 (Call 05/15/24)	10,000	10,139,990
Series AM, 5.25%, 05/15/44 (Call 05/15/24)	10,000	10,422,359
Series AO, 5.00%, 05/15/23	2,625	2,676,198
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	5,000	5,349,875
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	8,615	9,168,080
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	5,000	5,354,203
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	12,845	13,686,942
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	10,000	10,715,244
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	18,500	19,806,564
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,170	1,266,312
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	465	516,752
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	3,000	3,321,979
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	15,880	17,292,558
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	11,345	12,312,773
Series AZ, 4.00%, 05/15/28	1,020	1,100,719
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	2,000	1,912,387
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	18,155	19,699,922
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	5,020	5,421,384
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	2,000	2,177,990
Series B, 4.00%, 05/15/39 (Call 05/15/31)	9,300	9,346,148
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	5,000	5,452,930
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	10,070	10,072,673
Series BE, 4.00%, 05/15/50 (Call 05/15/30)	11,000	10,463,280
Series BE, 5.00%, 05/15/33 (Call 05/15/30)	1,000	1,156,671
Series BE, 5.00%, 05/15/34 (Call 05/15/30)	1,500	1,730,580
Series BE, 5.00%, 05/15/36 (Call 05/15/30)	1,500	1,705,016
Series BE, 5.00%, 05/15/38 (Call 05/15/30)	1,000	1,124,766
Series BE, 5.00%, 05/15/39 (Call 05/15/30)	5,820	6,502,190
Series BE, 5.00%, 05/15/42 (Call 05/15/30)	6,000	6,610,297
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	5,500	5,306,613

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	$3,250	$3,084,894
Series I, 4.00%, 05/15/36 (Call 05/15/25)	1,000	1,015,843
Series I, 5.00%, 05/15/32 (Call 05/15/25)	3,070	3,262,953
Series K, 4.00%, 05/15/46 (Call 05/15/26)	21,045	20,244,050
Series M, 4.00%, 05/15/47 (Call 05/15/27)	4,580	4,379,418
Series M, 5.00%, 05/15/47 (Call 05/15/27)	14,075	15,056,402
Series M, 5.00%, 05/15/52 (Call 05/15/27)	9,250	9,873,991
Series O, 5.00%, 05/15/58 (Call 05/15/28)	3,000	3,222,121
Series O, 5.50%, 05/15/58 (Call 05/15/28)	2,000	2,199,282
Series Q, 4.00%, 05/15/36 (Call 05/15/31)	1,610	1,656,453
Series S, 5.00%, 05/15/23	3,500	3,568,264
Upper Santa Clara Valley Joint Powers Authority RB
Series A, 4.00%, 08/01/45 (Call 08/01/25)	3,450	3,341,050
Series A, 4.00%, 08/01/50 (Call 08/01/25)	8,435	8,085,186
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (PR 11/01/22)	1,810	1,818,364
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	1,750	1,765,736
William S Hart Union High School District GO
Series B, 0.00%, 08/01/34 (AGM)(a)	4,825	3,178,814
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	1,500	732,570
Series C, 4.00%, 08/01/38 (PR 08/01/23)	1,635	1,660,266

		5,523,058,949

Colorado — 1.5%
Board of Governors of Colorado State University
System RB
Series A, 4.00%, 03/01/49 (Call 03/01/25)	4,000	3,768,848
Series A, 4.13%, 03/01/55 (Call 03/01/25)	30,000	27,772,476
Series C, 4.00%, 03/01/47 (Call 03/01/28)
(ST HGR ED INTERCEPT PROG)	18,625	17,239,801
Series E, 5.00%, 03/01/45 (PR 03/01/23) (HERBIP)	10,000	10,129,438
Series E-1, 5.00%, 03/01/47 (PR 03/01/25) (HERBIP)	1,000	1,060,501
Board of Water Commissioners City & County of Denver (The) RB
Series A, 4.00%, 09/15/42 (Call 09/15/27)	2,500	2,485,537
Series A, 5.00%, 12/15/36 (Call 12/15/31)	5,000	5,726,501
Series A, 5.00%, 09/15/47 (Call 09/15/27)	5,575	5,995,802
Series B, 5.00%, 09/15/30	5,495	6,444,505
Boulder Valley School District No Re-2 Boulder GO, 5.00%, 12/01/39 (Call 06/01/25) (SAW)	22,710	23,809,745
City & County of Denver CO Airport System Revenue RB
Series B, 5.00%, 11/15/32 (PR 11/15/22)	2,335	2,347,782
Series B, 5.00%, 11/15/43 (Call 11/15/22)	250	251,012
Series B, 5.00%, 11/15/43 (Call 11/15/23)	3,000	3,056,752
Series B, 5.00%, 12/01/48 (Call 12/01/28)	2,000	2,104,637
City & County of Denver CO Dedicated Excise Tax Revenue, RB
Series A, 5.00%, 08/01/44 (Call 08/01/26)	9,500	10,039,896
Series A-1, 5.00%, 08/01/41 (Call 08/01/26)	1,000	1,066,268
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/47 ( 11/15/32)	2,500	2,702,681
5.25%, 11/15/53 ( 11/15/32)	3,000	3,292,142
Series A, 5.00%, 11/15/24	1,050	1,106,835
Series B, 4.00%, 11/15/31 (Call 11/15/22)	2,310	2,314,007
Series D, VRDN,5.00%, 11/15/31 (Put 05/15/23)(b)(c)	1,500	1,506,924
City & County of Denver Co. GO
Series A, 5.00%, 08/01/38 (Call 08/01/32)	16,200	18,657,668
Series A, 5.00%, 08/01/39 (Call 08/01/32)	7,010	8,019,521
Series B, 5.00%, 08/01/26	16,500	18,122,367
Series B, 5.00%, 08/01/29	11,000	12,736,075

Security	Par (000)	Value

Colorado (continued)
Series B, 5.00%, 08/01/30	$24,375	$28,547,734
City & County of Denver Co. RB, Series A,
4.00%, 08/01/46 (Call 08/01/26)	10,000	9,480,578
City of Aurora CO Water Revenue RB,
5.00%, 08/01/46 (PR 08/01/26)	19,380	21,247,497
City of Colorado Springs CO Utilities System
Revenue RB
Series A-1, 5.00%, 11/15/24	3,000	3,168,346
Series A-1, 5.00%, 11/15/25	5,950	6,422,284
Series A-3, 5.00%, 11/15/22	11,195	11,257,964
County of Adams CO COP, 4.00%, 12/01/45 (Call 12/01/25)	700	680,859
Denver City & County School District No. 1 GO
5.00%, 12/01/22 (SAW)	3,500	3,523,956
5.00%, 12/01/37 (Call 12/01/26) (SAW)	2,035	2,192,856
5.00%, 12/01/38 (Call 12/01/26) (SAW)	1,830	1,968,929
Series A, 5.50%, 12/01/23 (NPFGC, SAW)	1,070	1,111,796
Series B, 3.00%, 12/01/29 (Call 12/01/22) (SAW)	1,000	1,001,198
Series B, 4.00%, 12/01/27 (SAW)	5,840	6,289,550
Series B, 4.00%, 12/01/28 (SAW)	5,000	5,437,431
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	6,000	6,025,048
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	2,000	2,013,539
E-470 Public Highway Authority RB
0.00%, 09/01/35(a)	1,000	571,852
Series A, 0.00%, 09/01/34 (NPFGC)(a)	22,000	13,347,435
Series A, 0.00%, 09/01/40(a)	2,745	1,193,708
Series A, 0.00%, 09/01/41(a)	3,495	1,434,097
Series A, 5.00%, 09/01/40 (Call 09/01/24)	1,600	1,650,384
Series B, 0.00%, 09/01/23 (NPFGC)(a)	165	160,188
Series B, 0.00%, 09/01/24 (NPFGC)(a)	1,165	1,095,220
Series B, 0.00%, 09/01/29 (NPFGC)(a)	2,500	1,949,688
Jefferson County School District R-1 GO,
5.00%, 12/15/22 (SAW)	9,820	9,897,651
Metro Wastewater Reclamation District RB,
Series A, 5.00%, 04/01/23	6,500	6,601,789
Regional Transportation District Sales Tax Revenue RB
4.00%, 11/01/39 ( 05/01/31)	15,500	15,519,197
5.00%, 11/01/28	7,000	7,983,361
5.00%, 11/01/29	5,000	5,776,998
Series A, 5.00%, 11/01/27	1,500	1,686,436
Series A, 5.00%, 11/01/27 (PR 11/01/22)	1,265	1,270,698
Series A, 5.00%, 11/01/28	1,650	1,881,792
Series A, 5.00%, 11/01/31 (PR 11/01/22)	1,910	1,918,603
Series A, 5.00%, 11/01/41 (Call 11/01/26)	2,765	2,955,532
Series A, 5.00%, 11/01/46 (Call 11/01/26)	10,250	10,894,640
Series B, 5.00%, 11/01/33 (Call 11/01/27)	1,645	1,807,510
State of Colorado COP
Series N, 4.00%, 03/15/43 (Call 03/15/28)	3,500	3,424,756
Series O, 4.00%, 03/15/44 (Call 03/15/29)	1,000	972,395
University of Colorado RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	1,000	1,019,856
Series A-2, 4.00%, 06/01/35 (PR 06/01/28)	3,000	3,234,092
Series A 2, 4.00%, 06/01/43 (Call 06/01/28)	2,000	1,967,335

		402,342,499

Connecticut — 2.0%
Connecticut State Health & Educational Facilities Authority RB
Series 2014-A, VRDN,1.10%, 07/01/48 (Put 05/15/23)(b)(c)	11,215	11,117,312

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series 2015-A, VRDN,0.38%, 07/01/35 (Put 05/15/23)(b)(c)	$3,735	$3,544,490
Series 2017 B-1, 5.00%, 07/01/29	5,000	5,788,860
Series C-1, VRDN,5.00%, 07/01/40 (Put 05/15/23)(b)(c)	17,945	20,245,691
Series C-2, VRDN,5.00%, 07/01/57 (Put 05/15/23)(b)(c)	12,475	12,606,071
Series L, 5.00%, 07/01/45 (Call 07/01/25)	1,000	1,018,977
Hartford County Metropolitan District Clean Water Project Revenue RB, Series A, 5.00%, 11/01/33 (PR 11/01/24)	4,540	4,789,447
State of Connecticut Clean Water Fund - State Revolving Fund RB, 5.00%, 05/01/30 ( 05/01/27)	1,590	1,759,889
State of Connecticut GO 5.00%, 09/15/31	600	698,437
Series 2021 A, 3.00%, 01/15/32 (Call 01/15/31)	3,970	3,837,733
Series 2021 A, 3.00%, 01/15/33 (Call 01/15/31)	6,970	6,646,402
Series 2021 A, 3.00%, 01/15/34 (Call 01/15/31)	4,000	3,746,061
Series 2021 A, 3.00%, 01/15/36 (Call 01/15/31)	3,000	2,713,731
Series 2021 A, 3.00%, 01/15/38 (Call 01/15/31)	5,000	4,381,949
Series 2021 A, 3.00%, 01/15/39 (Call 01/15/31)	1,000	859,554
Series 2021 A, 3.00%, 01/15/40 (Call 01/15/31)	5,000	4,209,183
Series 2021 A, 4.00%, 01/15/25	3,500	3,616,722
Series 2021 A, 4.00%, 01/15/27	3,000	3,175,125
Series 2021 A, 4.00%, 01/15/29	5,000	5,376,318
Series A, 3.00%, 01/15/39 (Call 01/15/30)	2,000	1,719,107
Series A, 4.00%, 01/15/26	1,500	1,569,740
Series A, 4.00%, 01/15/27	3,790	4,011,241
Series A, 4.00%, 01/15/28	1,250	1,336,823
Series A, 4.00%, 01/15/31	4,270	4,580,794
Series A, 4.00%, 01/15/33 (Call 01/15/30)	3,000	3,120,255
Series A, 4.00%, 01/15/33 (Call 01/15/32)	16,155	16,952,543
Series A, 4.00%, 01/15/34 (Call 01/15/32)	2,500	2,583,568
Series A, 4.00%, 01/15/35 (Call 01/15/30)	5,500	5,596,680
Series A, 4.00%, 01/15/35 (Call 01/15/32)	5,205	5,309,098
Series A, 4.00%, 01/15/37 (Call 01/15/30)	2,000	2,005,414
Series A, 5.00%, 03/15/23	190	192,654
Series A, 5.00%, 04/15/23	360	365,774
Series A, 5.00%, 10/15/24 (Call 10/15/23)	1,775	1,824,077
Series A, 5.00%, 10/15/25 (Call 10/15/23)	3,000	3,081,597
Series A, 5.00%, 10/15/26 (Call 10/15/23)	1,160	1,191,176
Series A, 5.00%, 01/15/28	2,000	2,240,752
Series A, 5.00%, 01/15/29	4,535	5,153,791
Series A, 5.00%, 04/15/30 (Call 04/15/29)	1,365	1,550,435
Series A, 5.00%, 01/15/31 (Call 01/15/30)	2,000	2,290,733
Series A, 5.00%, 04/15/33 (Call 04/15/27)	1,660	1,804,853
Series A, 5.00%, 04/15/34 (Call 04/15/27)	7,000	7,585,609
Series A, 5.00%, 04/15/34 (Call 04/15/29)	225	250,055
Series A, 5.00%, 04/15/36 (Call 04/15/29)	2,300	2,534,121
Series A, 5.00%, 01/15/40 (Call 01/15/30)	4,000	4,356,560
Series B, 3.00%, 01/15/40 (Call 01/15/32)	14,250	11,996,172
Series B, 3.00%, 06/01/40 (Call 06/01/31)	5,425	4,532,202
Series B, 4.00%, 06/15/33 (Call 06/15/25)	27,000	27,433,596
Series B, 4.00%, 01/15/36 (Call 01/15/32)	3,000	3,031,112
Series B, 5.00%, 01/15/24	5,260	5,437,418
Series B, 5.00%, 05/15/24	1,700	1,770,557
Series B, 5.00%, 04/15/25	2,500	2,655,284
Series B, 5.00%, 05/15/25	1,890	2,010,945
Series B, 5.00%, 05/15/26	3,580	3,888,815
Series B, 5.00%, 06/15/27 (Call 06/15/25)	2,150	2,290,489

Security	Par (000)	Value

Connecticut (continued)
Series B, 5.00%, 06/01/41 (Call 06/01/31)	$2,150	$2,364,801
Series C, 5.00%, 07/15/24	5,000	5,226,694
Series C, 5.00%, 06/15/28	1,000	1,127,890
Series D, 5.00%, 09/15/23	4,810	4,936,077
Series D, 5.00%, 09/15/24	1,000	1,048,972
Series D, 5.00%, 09/15/26	735	803,759
Series D, 5.00%, 09/15/27	625	696,680
Series E, 4.00%, 09/15/27 (Call 09/15/22)	6,230	6,233,727
Series E, 5.00%, 09/15/23	3,890	3,991,962
Series E, 5.00%, 10/15/23	5,605	5,763,240
Series E, 5.00%, 08/15/24 (Call 08/15/23)	1,580	1,618,227
Series E, 5.00%, 10/15/25	3,000	3,220,088
Series E, 5.00%, 09/15/26 (Call 09/15/22)	1,000	1,000,977
Series E, 5.00%, 10/15/28 (Call 10/15/26)	5,000	5,463,422
Series E, 5.00%, 10/15/33 (Call 10/15/26)	4,170	4,493,993
Series F, 5.00%, 11/15/22	1,250	1,256,747
Series F, 5.00%, 09/15/23	2,150	2,206,354
Series F, 5.00%, 11/15/27 (Call 11/15/25)	2,080	2,234,629
Series F, 5.00%, 11/15/31 (Call 11/15/25)	4,945	5,295,882
Series F, 5.00%, 11/15/32 (Call 11/15/25)	2,000	2,139,381
Series F, 5.00%, 11/15/34 (Call 11/15/25)	2,000	2,130,851
State of Connecticut Special Tax Revenue RB Series A, 4.00%, 05/01/24	6,270	6,429,287
Series A, 4.00%, 01/01/32 (Call 01/01/23)	7,700	7,729,533
Series A, 4.00%, 05/01/36 (Call 05/01/30)	1,950	1,961,950
Series A, 4.00%, 05/01/36 (Call 05/01/31)	3,245	3,269,464
Series A, 4.00%, 09/01/36 (Call 09/01/26)	10,000	10,140,356
Series A, 4.00%, 05/01/39 (Call 05/01/31)	2,500	2,473,306
Series A, 5.00%, 01/01/24	5,055	5,224,880
Series A, 5.00%, 10/01/24 (Call 10/01/23)	3,940	4,049,082
Series A, 5.00%, 05/01/25	880	935,542
Series A, 5.00%, 09/01/25 (Call 09/01/24)	5,000	5,239,356
Series A, 5.00%, 05/01/26	3,000	3,256,237
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,000	1,068,508
Series A, 5.00%, 01/01/27	8,000	8,798,823
Series A, 5.00%, 08/01/27 (Call 08/01/25)	5,000	5,341,058
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,575	1,650,110
Series A, 5.00%, 08/01/28 (Call 08/01/25)	1,000	1,067,492
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,000	1,046,736
Series A, 5.00%, 01/01/29 (Call 01/01/23)	2,000	2,017,626
Series A, 5.00%, 09/01/29 (Call 09/01/26)	4,000	4,351,939
Series A, 5.00%, 05/01/30	5,000	5,767,043
Series A, 5.00%, 10/01/30 (Call 10/01/23)	1,930	1,982,823
Series A, 5.00%, 09/01/31 (Call 09/01/24)	1,000	1,045,658
Series A, 5.00%, 05/01/32 (Call 05/01/31)	5,775	6,648,569
Series A, 5.00%, 08/01/32 (Call 08/01/25)	1,200	1,277,144
Series A, 5.00%, 09/01/32 (Call 09/01/24)	7,640	7,986,072
Series A, 5.00%, 10/01/32 (Call 10/01/23)	17,635	18,091,746
Series A, 5.00%, 05/01/33 (Call 05/01/30)	4,000	4,533,057
Series A, 5.00%, 08/01/33 (Call 08/01/25)	1,000	1,062,097
Series A, 5.00%, 09/01/33 (Call 09/01/26)	1,000	1,075,877
Series A, 5.00%, 05/01/34 (Call 05/01/30)	5,000	5,626,389
Series A, 5.00%, 05/01/34 (Call 05/01/31)	4,000	4,532,164
Series A, 5.00%, 09/01/34 (Call 09/01/26)	9,500	10,196,253
Series A, 5.00%, 05/01/35 (Call 05/01/30)	5,565	6,231,160
Series A, 5.00%, 05/01/35 (Call 05/01/31)	3,250	3,656,986
Series A, 5.00%, 01/01/37 (Call 01/01/28)	2,000	2,177,240
Series A, 5.00%, 05/01/37 (Call 05/01/30)	9,485	10,474,880
Series A, 5.00%, 05/01/38 (Call 05/01/30)	12,460	13,669,739
Series A, 5.00%, 05/01/41 (Call 05/01/31)	8,100	8,902,737

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series B, 5.00%, 10/01/22	$625	$626,379
Series B, 5.00%, 10/01/25	1,500	1,608,751
Series B, 5.00%, 10/01/30 (Call 10/01/28)	1,000	1,124,179
Series B, 5.00%, 10/01/33 (Call 10/01/28)	5,020	5,574,669
Series B, 5.00%, 10/01/35 (Call 10/01/28)	1,500	1,656,001
Series B, 5.00%, 10/01/38 (Call 10/01/28)	1,500	1,646,201
Series C, 5.00%, 01/01/23	10,200	10,289,952
Series D, 5.00%, 11/01/27	4,520	5,049,207
Series D, 5.00%, 11/01/28	3,525	3,998,659
Town of Greenwich CT GO 5.00%, 01/15/25	4,545	4,822,990
5.00%, 01/15/26	5,270	5,725,044

		544,751,296

Delaware — 0.4%
Delaware Transportation Authority RB 5.00%, 07/01/30	5,000	5,877,253
5.00%, 06/01/55 (Call 06/01/25)	14,360	14,818,170
State of Delaware GO 4.00%, 02/01/32 (Call 02/01/31)	3,750	4,080,346
5.00%, 02/01/24	15,500	16,074,316
5.00%, 02/01/27	7,470	8,265,476
5.00%, 02/01/29	2,000	2,292,100
5.00%, 03/01/29	3,000	3,442,474
5.00%, 02/01/31	2,595	3,048,674
5.00%, 03/01/33 ( 03/01/32)	12,800	15,128,898
Series A, 5.00%, 03/01/23	40	40,546
Series A, 5.00%, 03/01/24	1,040	1,080,728
Series A, 5.00%, 01/01/26	8,940	9,670,561
Series A, 5.00%, 01/01/27	1,160	1,281,344
Series A, 5.00%, 01/01/28	4,150	4,673,012
Series B, 5.00%, 07/01/23	5,420	5,540,888
University of Delaware RB, Series C, VRDN,1.03%, 11/01/37 (Put 09/01/22)(b)(c)	15,000	15,000,000

		110,314,786

District of Columbia — 1.9%
District of Columbia GO 5.00%, 06/01/36 ( 06/01/27)	2,650	2,874,178
Series A, 4.00%, 06/01/37 (Call 06/01/27)	3,060	3,093,024
Series A, 5.00%, 10/15/23	9,000	9,262,168
Series A, 5.00%, 06/01/25	2,970	3,178,558
Series A, 5.00%, 10/15/26	1,830	2,018,777
Series A, 5.00%, 10/15/27	2,000	2,246,793
Series A, 5.00%, 06/01/29 (Call 06/01/23)	3,000	3,055,970
Series A, 5.00%, 10/15/29 (Call 04/15/29)	3,500	4,025,123
Series A, 5.00%, 06/01/30 (Call 06/01/23)	1,500	1,527,199
Series A, 5.00%, 06/01/31 (Call 06/01/26)	9,250	9,950,491
Series A, 5.00%, 06/01/32 (Call 06/01/27)	2,000	2,198,048
Series A, 5.00%, 06/01/33 (Call 06/01/27)	1,900	2,080,666
Series A, 5.00%, 10/15/33 (Call 04/15/29)	5,000	5,640,679
Series A, 5.00%, 06/01/34 (Call 06/01/27)	2,500	2,719,306
Series A, 5.00%, 06/01/37 (Call 06/01/27)	3,720	4,021,307
Series A, 5.00%, 10/15/37 (Call 04/15/29)	5,000	5,527,029
Series A, 5.00%, 10/15/38 (Call 04/15/29)	3,500	3,855,112
Series A, 5.00%, 06/01/41 (Call 06/01/26)	10,920	11,527,933
Series A, 5.00%, 06/01/43 (Call 06/01/28)	3,950	4,254,243
Series A, 5.00%, 10/15/44 (Call 04/15/29)	14,090	15,279,910
Series B, 5.00%, 06/01/25	2,175	2,327,732
Series C, 5.00%, 06/01/33 (Call 06/01/24)	15,000	15,523,123
Series C, 5.00%, 06/01/35 (Call 06/01/24)	3,720	3,842,660

Security	Par (000)	Value

District of Columbia (continued)
Series C, 5.00%, 06/01/38 (Call 06/01/24)	$2,000	$2,060,085
Series D, 5.00%, 06/01/27	4,050	4,517,067
Series D, 5.00%, 02/01/30	2,200	2,551,351
Series D, 5.00%, 02/01/32 (Call 02/01/31)	4,000	4,669,716
Series D, 5.00%, 06/01/41 (Call 12/01/26)	7,805	8,304,699
Series D, 5.00%, 02/01/46 (Call 02/01/31)	4,725	5,204,679
Series E, 4.00%, 02/01/37 (Call 02/01/31)	1,835	1,867,973
Series E, 5.00%, 06/01/25	5,000	5,351,109
Series E, 5.00%, 02/01/26	15,580	16,926,216
Series E, 5.00%, 02/01/28	1,495	1,688,289
Series E, 5.00%, 02/01/35 (Call 02/01/31)	5,000	5,712,790
District of Columbia RB 5.00%, 12/01/27	2,015	2,263,592
5.00%, 12/01/28	2,750	3,140,838
5.00%, 12/01/29	2,000	2,316,475
5.00%, 12/01/30	2,500	2,925,568
5.00%, 12/01/33 (Call 12/01/29)	6,000	6,730,768
5.00%, 12/01/34 (Call 12/01/29)	2,450	2,735,075
5.00%, 07/01/35 ( 07/01/32)	2,125	2,460,837
5.00%, 07/01/40 ( 07/01/32)	11,220	12,658,103
5.50%, 07/01/47 ( 07/01/32)	3,500	4,061,196
Series A, 4.00%, 03/01/37 (Call 09/01/29)	2,000	2,031,921
Series A, 4.00%, 03/01/44 (Call 09/01/29)	2,000	1,953,091
Series A, 4.00%, 03/01/45 (Call 03/01/30)	3,000	2,918,004
Series A, 5.00%, 12/01/23 (Call 12/01/22)	7,000	7,046,508
Series A, 5.00%, 03/01/29	2,000	2,293,196
Series A, 5.00%, 03/01/31 (Call 09/01/29)	2,500	2,874,059
Series A, 5.00%, 03/01/32 (Call 09/01/29)	1,500	1,717,382
Series A, 5.00%, 03/01/33 (Call 09/01/29)	4,005	4,554,701
Series A, 5.00%, 03/01/34 (Call 09/01/29)	7,040	7,953,138
Series A, 5.00%, 03/01/35 (Call 09/01/29)	4,355	4,872,566
Series A, 5.00%, 03/01/35 (Call 03/01/30)	1,065	1,198,855
Series A, 5.00%, 03/01/36 (Call 09/01/29)	2,000	2,237,073
Series A, 5.00%, 03/01/37 (Call 03/01/30)	10,830	12,121,330
Series A, 5.00%, 03/01/39 (Call 03/01/30)	4,400	4,876,023
Series A, 5.00%, 03/01/40 (Call 03/01/30)	2,530	2,797,525
Series A, 5.00%, 03/01/44 (Call 09/01/29)	4,100	4,447,983
Series B, 5.00%, 10/01/24	10,000	10,516,586
Series B, 5.00%, 10/01/25	5,735	6,168,447
Series B, 5.00%, 10/01/26	9,065	9,957,304
Series B, 5.00%, 12/01/26 (Call 12/01/22)	4,750	4,781,559
Series B, 5.00%, 10/01/27	11,835	13,259,515
Series B 1, 5.00%, 02/01/31 (Call 10/03/22) (NPFGC)	80	80,134
Series C, 4.00%, 12/01/37 (Call 12/01/22)	2,040	2,048,262
Series C, 4.00%, 05/01/45 (Call 05/01/30)	12,210	11,944,255
Series C, 5.00%, 10/01/24	3,950	4,154,051
Series C, 5.00%, 12/01/24 (Call 12/01/22)	1,040	1,046,910
Series C, 5.00%, 10/01/25	1,060	1,140,114
Series C, 5.00%, 12/01/25 (Call 12/01/22)	5,000	5,033,220
Series C, 5.00%, 10/01/26	2,255	2,476,969
Series C, 5.00%, 10/01/27	2,100	2,352,766
Series C, 5.00%, 10/01/29	5,155	5,959,523
Series C, 5.00%, 12/01/30 (Call 12/01/22)	2,000	2,013,288
Series C, 5.00%, 12/01/35 (Call 12/01/22)	1,000	1,006,644
Series C, 5.00%, 05/01/45 (Call 05/01/30)	3,270	3,562,932
District of Columbia Water & Sewer Authority RB 5.50%, 10/01/23 (AGM)	100	101,880
Series A, 5.00%, 10/01/25	2,120	2,283,499
Series A, 5.00%, 10/01/36 (Call 04/01/26)	8,520	9,093,609
Series A, 5.00%, 10/01/44 (PR 10/01/23)	13,480	13,853,711

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 10/01/48 (PR 10/01/23)	$8,315	$8,545,520
Series A, 5.00%, 10/01/52 (Call 04/01/27)	3,000	3,194,960
Series B, 5.00%, 10/01/49 (Call 04/01/28)	14,425	15,518,448
Series B, 5.25%, 10/01/44 (Call 10/01/25)	2,000	2,129,739
Series C, 5.00%, 10/01/44 (Call 10/01/24)	12,050	12,687,556
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB 0.00%, 10/01/35(a)	13,940	8,104,804
Series A, 0.00%, 10/01/37(a)	4,000	1,877,559
Series A, 5.00%, 10/01/44 (Call 10/01/28)	1,000	1,069,829
Series B, 4.00%, 10/01/44 (Call 10/01/29)	5,250	4,818,505
Series B, 4.00%, 10/01/49 (Call 10/01/29)	5,250	4,710,442
Series B, 4.00%, 10/01/53 (Call 10/01/29)	5,000	4,421,089
Series B, 4.00%, 10/01/53 (Call 10/01/29) (AGM)	3,000	2,683,731
Series B, 5.00%, 10/01/47 (Call 10/01/29)	1,000	1,035,966
Washington Metropolitan Area Transit Authority RB Series A, 3.00%, 07/15/43 (Call 07/15/31)	10,000	8,290,823
Series A, 4.00%, 07/15/35 (Call 07/15/31)	1,500	1,539,655
Series A, 4.00%, 07/15/39 (Call 07/15/31)	1,000	1,000,459
Series A, 4.00%, 07/15/40 (Call 07/15/30)	750	744,727
Series A, 4.00%, 07/15/43 (Call 07/15/31)	12,305	11,987,535
Series A, 5.00%, 07/15/25	1,000	1,069,478
Series A, 5.00%, 07/15/27	500	556,846
Series A, 5.00%, 07/15/36 (Call 07/15/30)	11,730	13,029,385
Series A, 5.00%, 07/15/37 (Call 07/15/30)	8,765	9,701,194
Series A, 5.00%, 07/15/37 (Call 07/15/31)	2,750	3,071,278
Series A, 5.00%, 07/15/38 (Call 07/15/30)	2,000	2,201,602
Series A, 5.00%, 07/15/41 (Call 07/15/31)	2,000	2,205,397
Series A, 5.00%, 07/15/45 (Call 07/15/30)	2,000	2,179,049
Series A, 5.00%, 07/15/46 (Call 07/15/31)	2,250	2,478,141
Series B, 5.00%, 07/01/36 (Call 07/01/27)	1,700	1,838,020

		529,596,725

Florida — 1.5%
Broward County FL Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/40 (Call 10/01/29)	5,225	5,726,052
Central Florida Expressway Authority RB 2.13%, 07/01/36 (Call 07/01/31) (AGM)	1,000	793,640
4.00%, 07/01/35 (Call 07/01/31) (AGM)	500	516,861
4.00%, 07/01/37 (Call 07/01/31) (AGM)	3,440	3,500,812
4.00%, 07/01/38 (Call 07/01/31) (AGM)	1,000	1,005,069
4.00%, 07/01/41 (Call 07/01/27)	2,775	2,615,473
5.00%, 07/01/26 (AGM)	450	491,798
5.00%, 07/01/27 (AGM)	10,450	11,619,248
5.00%, 07/01/28 (AGM)	1,000	1,130,422
5.00%, 07/01/30 (AGM)	1,000	1,157,742
5.00%, 07/01/32 (Call 07/01/31) (AGM)	500	576,011
5.00%, 07/01/38 (Call 07/01/27)	2,835	3,031,247
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,121,407
Series B, 4.00%, 07/01/31 (Call 07/01/26)	1,050	1,083,283
Series B, 4.00%, 07/01/36 (Call 07/01/26)	2,000	2,023,488
Series B, 5.00%, 07/01/26	4,000	4,357,761
Series B, 5.00%, 07/01/28 (Call 07/01/26)	3,500	3,790,400
Series B, 5.00%, 07/01/34 (Call 07/01/26)	1,000	1,067,930
Series B, 5.00%, 07/01/44 (Call 07/01/29)	2,500	2,662,422
Series B, 5.00%, 07/01/49 (Call 07/01/29)	2,500	2,656,811
City of Cape Coral FL Water & Sewer Revenue RB, 4.00%, 10/01/42 (Call 10/01/27)	5,000	4,901,511
City of Gainesville FL Utilities System Revenue RB Series A, 5.00%, 10/01/37 (Call 10/01/27)	1,000	1,080,903
Series A, 5.00%, 10/01/44 (Call 10/01/29)	1,500	1,613,075

Security	Par (000)	Value

Florida (continued)
City of Jacksonville FL RB, 5.00%, 10/01/24 (Call 10/01/22)	$2,010	$2,014,385
City of Miami Beach FL RB, Series 2015, 5.00%, 09/01/40 (Call 09/01/25)	1,000	1,057,010
City of Tampa FL Water & Wastewater System Revenue RB
Series A, 4.00%, 10/01/44 (Call 10/01/30)	1,000	977,542
Series A, 5.00%, 10/01/50 (Call 10/01/30)	12,000	13,165,535
Series A, 5.00%, 10/01/54 (Call 10/01/30)	8,780	9,652,271
County of Broward FL Airport System Revenue RB 5.25%, 10/01/38 ( 10/01/23)	20,000	20,618,330
Series C, 5.25%, 10/01/28 (PR 10/01/23)	5,385	5,551,485
Series Q-1, 5.00%, 10/01/27 (PR 10/01/22)	2,500	2,505,557
Series Q-1, 5.00%, 10/01/28 (PR 10/01/22)	2,000	2,004,446
Series Q-1, 5.00%, 10/01/42 (PR 10/01/22)	8,745	8,764,438
County of Miami-Dade FL Aviation Revenue RB 5.00%, 10/01/41 (Call 10/01/26)	13,290	13,859,340
Series B, 5.00%, 10/01/37 (Call 10/01/24)	6,705	6,944,702
County of Miami-Dade FL GO
Series 2016A, 4.00%, 07/01/39 (Call 07/01/30)	5,000	4,927,193
Series A, 4.00%, 07/01/42 (Call 07/01/25)	2,000	1,930,074
Series A, 5.00%, 07/01/38 (Call 07/01/26)	2,000	2,129,159
Series D, 5.00%, 07/01/45 (Call 07/01/26)	3,000	3,158,307
County of Miami-Dade FL RB
5.00%, 10/01/35 (Call 10/01/26)	2,000	2,114,151
Series A, 5.00%, 10/01/29 (PR 10/01/22)	1,000	1,002,223
Series B, 5.00%, 10/01/35 (PR 10/01/22) (AGM)	1,450	1,453,223
County of Miami-Dade FL Transit System RB
4.00%, 07/01/39 (Call 07/01/29)	2,000	1,986,857
4.00%, 07/01/48 (Call 07/01/28)	3,000	2,729,968
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,126,781
Series A, 4.00%, 07/01/49 (Call 07/01/30)	3,500	3,168,050
Series A, 4.00%, 07/01/50 (Call 07/01/30)	5,000	4,509,511
County of Miami-Dade FL Water & Sewer System Revenue RB
4.00%, 10/01/39 (Call 04/01/31)	1,000	980,873
4.00%, 10/01/41 (Call 04/01/31)	1,000	952,952
4.00%, 10/01/46 (Call 04/01/31)	8,050	7,352,525
4.00%, 10/01/48 (Call 04/01/31)	2,000	1,813,934
4.00%, 10/01/51 (Call 04/01/31)	2,000	1,790,341
5.00%, 10/01/24	4,000	4,208,301
5.00%, 10/01/25	2,625	2,812,091
Series A, 4.00%, 10/01/44 (Call 10/01/27)	3,235	2,999,851
Series B, 4.00%, 10/01/35 (Call 10/01/27)	7,600	7,757,276
Series B, 4.00%, 10/01/37 (Call 10/01/27)	6,500	6,558,363
Series B, 4.00%, 10/01/44 (Call 10/01/29)	2,345	2,174,544
Series B, 4.00%, 10/01/49 (Call 10/01/29)	5,000	4,520,919
Series B, 5.00%, 10/01/27	1,000	1,115,021
Series B, 5.00%, 10/01/30 (Call 10/01/25)	2,000	2,133,974
Series B, 5.00%, 10/01/32 (Call 10/01/25)	2,000	2,109,711
Series B, 5.00%, 10/01/44 (Call 10/01/29)	2,000	2,141,783
County of Miami-Dade Seaport Department RB, Series A, 6.00%, 10/01/38 (PR 10/01/23)	1,050	1,090,012
Florida Department of Management Services COP, Series A, 5.00%, 11/01/28	1,750	1,980,892
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/29 (Call 10/01/26)	5,360	5,814,510
Series A, 5.00%, 10/01/30 (Call 10/01/26)	2,500	2,704,966
Series A, 5.00%, 10/01/31 (Call 10/01/26)	830	894,397

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Hillsborough County Aviation Authority RB
Series A, 5.00%, 10/01/44 (Call 10/01/24)	$1,000	$1,021,822
Series B, 5.00%, 10/01/40 (Call 10/01/24)	3,075	3,234,490
Series B, 5.00%, 10/01/44 (Call 10/01/24)	2,425	2,550,777
Series B, 5.00%, 10/01/47 (Call 10/01/31)	2,000	2,147,402
Series F, 5.00%, 10/01/48 (Call 10/01/28)	7,000	7,361,644
Miami Beach Redevelopment Agency TA, Series 2015-A,
5.00%, 02/01/40 (Call 02/01/24) (AGM)	1,000	1,027,886
Miami-Dade County Educational Facilities Authority RB
Series A, 5.00%, 04/01/40 (Call 04/01/25)	6,000	6,151,325
Series A, 5.00%, 04/01/45 (Call 04/01/25)	4,000	4,083,361
Series A, 5.00%, 04/01/48 (Call 04/01/28)	6,850	7,125,817
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/35 (Call 10/03/22) (AGM)	975	979,241
Series A, 5.00%, 07/01/39 (Call 07/01/24)	2,830	2,896,971
Series A, 5.00%, 07/01/40 (Call 10/03/22)	2,105	2,115,584
Series A, 5.00%, 07/01/44 (Call 07/01/24)	1,000	1,019,928
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,320	1,375,773
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,020	1,062,539
Mid-Bay Bridge Authority RB
Series A, 5.00%, 10/01/35 (Call 10/01/25)	1,000	1,027,246
Series A, 5.00%, 10/01/40 (Call 10/01/25)	3,000	3,061,543
Orange County Convention Center/Orlando RB
5.00%, 10/01/24	1,285	1,347,374
Series B, 4.00%, 10/01/36 (Call 10/01/26)	2,070	2,085,335
Orange County School Board COP, Series C, 5.00%,
08/01/34 (Call 08/01/26)	2,500	2,693,353
Orlando Utilities Commission RB
Series A, 4.00%, 10/01/39 (Call 04/01/31)	4,685	4,578,567
Series A, 4.00%, 10/01/40 (Call 04/01/31)	4,000	3,880,944
Series A, 5.00%, 10/01/22	3,375	3,382,447
Series A, 5.00%, 10/01/25	1,550	1,668,582
Series A, 5.00%, 10/01/26	9,305	10,233,609
Orlando-Orange County Expressway Authority RB,
5.00%, 07/01/35 (PR 07/01/23)	4,055	4,144,090
Palm Beach County School District, 5.25%, 08/01/38	2,000	2,254,173
Palm Beach County School District COP
Series C, 5.00%, 08/01/29 (Call 08/01/28)	2,530	2,831,392
Series D, 5.00%, 08/01/31 (Call 08/01/25)	2,000	2,110,983
Reedy Creek Improvement District GOL, Series A,
5.00%, 06/01/38 (PR 06/01/23)	4,200	4,281,820
School Board of Miami-Dade County (The) COP
5.00%, 03/15/43 (PR 03/15/23)	2,000	2,029,388
Series A, 4.00%, 08/01/29 (Call 10/03/22)	1,000	1,001,112
Series A, 5.00%, 05/01/30 (Call 05/01/25)	1,000	1,047,044
Series B, 5.00%, 05/01/27 (Call 05/01/25)	2,500	2,633,328
Series D, 5.00%, 02/01/27 (Call 02/01/26)	2,000	2,142,894
Series D, 5.00%, 02/01/30 (Call 02/01/26)	2,000	2,120,112
School District of Broward County/FL COP
Series A, 5.00%, 07/01/27	1,750	1,939,085
Series A, 5.00%, 07/01/32 (Call 07/01/30)	2,000	2,251,238
Series A, 5.00%, 07/01/34 (Call 07/01/30)	2,000	2,225,848
Series C, 5.00%, 07/01/26	2,000	2,176,591
South Florida Water Management District COP
5.00%, 10/01/33 (Call 04/01/26)	1,000	1,072,246
5.00%, 10/01/35 (Call 04/01/26)	5,000	5,354,185
St. Johns River Power Park RB, Series SIX, 4.00%,
10/01/32 (Call 10/03/22)	10,000	10,007,401

Security	Par (000)	Value

Florida (continued)
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 4.00%, 07/01/48 (Call 07/01/28)	$4,000	$3,781,662
State of Florida GO
5.00%, 06/01/23	4,340	4,426,827
Series A, 5.00%, 06/01/23	8,510	8,680,253
Series A, 5.00%, 06/01/24	5,300	5,542,109
Series A, 5.00%, 06/01/30	10,000	11,620,011
Series B, 4.00%, 07/01/48 (Call 07/01/28)	7,500	7,307,540
Series B, 5.00%, 06/01/25	2,460	2,630,032
Series C, 5.00%, 06/01/24	3,310	3,461,204
State of Florida Lottery Revenue RB, Series B, 5.00%,
07/01/25	1,100	1,176,056
Tampa-Hillsborough County Expressway Authority RB
5.00%, 07/01/47 (Call 07/01/27)	6,210	6,529,392
Series B, 4.00%, 07/01/42 (Call 07/01/28)	1,465	1,421,420

		428,094,136

Georgia — 2.6%
City of Atlanta GA Airport Passenger Facility Charge RB
Series A, 5.00%, 01/01/29 (Call 01/01/24)	1,000	1,032,027
Series C, 5.00%, 07/01/36 (Call 07/01/29)	2,500	2,743,006
Series C, 5.00%, 07/01/39 (Call 07/01/29)	2,500	2,715,546
Series F, 5.00%, 07/01/23	1,335	1,363,885
City of Atlanta GA Department of Aviation RB
4.00%, 07/01/49 ( 07/01/29)	3,645	3,515,286
Series A, 5.00%, 07/01/25	1,735	1,854,469
Series A, 5.00%, 07/01/26	2,000	2,178,881
Series A, 5.00%, 07/01/28	2,000	2,250,464
Series A, 5.00%, 07/01/30	2,000	2,298,768
City of Atlanta GA GOL, 5.00%, 12/01/32 (PR 12/01/24)	7,500	7,930,747
City of Atlanta GA Water & Wastewater Revenue RB
4.00%, 11/01/38 ( 11/01/27)	8,000	8,021,288
5.00%, 11/01/28 (Call 05/01/25)	2,000	2,132,061
5.00%, 11/01/31 (Call 05/01/25)	1,755	1,862,694
5.00%, 11/01/32 (Call 05/01/25)	2,230	2,362,732
5.00%, 11/01/33 (PR 05/01/25)	11,680	12,463,892
5.00%, 11/01/34 (PR 05/01/25)	9,950	10,617,784
5.00%, 11/01/40 (Call 05/01/25)	2,530	2,657,136
5.00%, 11/01/43 (PR 05/01/25)	17,000	18,140,938
Series A, 5.50%, 11/01/22 (NPFGC)	700	703,697
Series B, 5.00%, 11/01/43 (Call 11/01/27)	4,780	5,179,836
Series B, 5.00%, 11/01/47 (Call 11/01/27)	4,350	4,695,571
County of DeKalb GA Water & Sewerage Revenue RB
Series A, 5.25%, 10/01/41 (Call 10/03/22)	3,370	3,376,041
Series B, 5.25%, 10/01/32 (Call 10/01/26) (AGM)	2,190	2,403,237
County of Fulton GA Water & Sewerage Revenue RB
4.00%, 01/01/34 (Call 01/01/23)	15,990	16,033,095
4.00%, 01/01/35 (Call 01/01/23)	6,885	6,899,995
Forsyth County Water & Sewerage Authority RB, 3.00%,
04/01/49 (Call 04/01/29)	4,000	3,188,903
Georgia Ports Authority RB
4.00%, 07/01/39 (Call 07/01/31)	1,000	999,249
4.00%, 07/01/40 (Call 07/01/31)	1,000	989,783
4.00%, 07/01/42 (Call 07/01/31)	1,000	975,546
4.00%, 07/01/47 ( 07/01/32)	3,125	2,995,247
4.00%, 07/01/51 (Call 07/01/31)	1,750	1,662,820
4.00%, 07/01/52 ( 07/01/32)	3,850	3,654,721
5.00%, 07/01/26	535	586,130
5.00%, 07/01/27	905	1,011,064
5.00%, 07/01/29	1,500	1,728,512

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
5.00%, 07/01/31	$1,000	$1,175,015
5.00%, 07/01/33(07/01/32)	1,500	1,757,902
5.00%, 07/01/35(07/01/32)	1,000	1,143,469
5.00%, 07/01/38(07/01/32)	750	840,763
5.00%, 07/01/41(07/01/32)	2,250	2,492,141
5.00%, 07/01/47(07/01/32)	12,500	13,674,510
5.25%, 07/01/52(07/01/32)	6,750	7,491,766
Georgia State Road & Tollway Authority RB
4.00%, 07/15/41(07/15/31)	5,000	5,005,554
5.00%, 06/01/23	4,000	4,077,624
5.00%, 06/01/26	1,305	1,421,768
5.00%, 06/01/27	2,200	2,442,238
5.00%, 06/01/29	2,910	3,329,927
5.00%, 06/01/31 (Call 06/01/30)	2,500	2,875,688
5.00%, 06/01/32 (Call 06/01/30)	6,105	6,970,767
Series A, 4.00%, 07/15/42 (Call 07/15/31)	18,100	18,044,428
Series A, 4.00%, 07/15/46 (Call 07/15/31)	7,170	7,028,193
Gwinnett County School District GO
4.00%, 02/01/37 (Call 02/01/31)	2,000	2,078,409
5.00%, 02/01/31 (Call 08/01/25)	5,580	5,975,043
5.00%, 02/01/34 (Call 08/01/25)	4,995	5,345,135
5.00%, 02/01/38 (Call 02/01/29)	17,010	18,947,897
5.00%, 02/01/39 (Call 02/01/29)	6,165	6,854,372
5.00%, 02/01/40 (Call 02/01/29)	5,800	6,436,067
Series B, 5.00%, 08/01/26	25,000	27,448,307
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 3.00%, 07/01/47 (Call 07/01/30)	2,850	2,304,810
Series A, 4.00%, 07/01/24	1,000	1,027,936
Series A, 4.00%, 07/01/44 (PR 07/01/23)	20,000	20,270,976
Series B, 5.00%, 07/01/30 (Call 07/01/26)	7,865	8,567,650
Series B, 5.00%, 07/01/31 (Call 07/01/26)	5,000	5,430,211
Series B, 5.00%, 07/01/35 (Call 07/01/26)	2,500	2,690,799
Series B, 5.00%, 07/01/45 (Call 07/01/26)	1,745	1,855,452
Series C, 3.25%, 07/01/39 (Call 07/01/27)	2,500	2,285,139
Series E-1, 3.00%, 07/01/39 (Call 01/01/32)	2,500	2,184,904
Municipal Electric Authority of Georgia RB
4.00%, 01/01/44 (Call 07/01/28) (AGM)	2,000	1,893,596
4.00%, 01/01/49 (Call 07/01/28)	3,250	2,909,143
5.00%, 01/01/56 (Call 07/01/28)	3,000	3,094,119
5.00%, 01/01/63 (Call 07/01/28)	1,500	1,547,059
Series A, 4.00%, 01/01/49 (Call 01/01/29)	500	460,061
Series A, 5.00%, 01/01/28 (Call 07/01/26)	2,000	2,141,998
Series A, 5.00%, 01/01/34 (Call 01/01/32)	1,575	1,708,723
Series A, 5.00%, 01/01/44 (Call 01/01/29)	7,975	8,238,099
Series A, 5.00%, 01/01/49 (Call 07/01/28)	5,000	5,133,715
Series A, 5.00%, 07/01/60 (Call 07/01/25)	1,000	1,012,738
Series A, 5.00%, 01/01/62 (Call 01/01/30) (AGM)	3,335	3,445,678
Series A-R, 5.00%, 01/01/23	1,000	1,007,952
Private Colleges & Universities Authority RB
5.00%, 09/01/48 (Call 09/01/29)	2,500	2,725,642
Series A, 5.00%, 10/01/43 (Call 10/01/23)	2,415	2,456,257
Series A, 5.00%, 10/01/46 (Call 10/01/26)	6,525	6,956,240
Series B, 4.00%, 10/01/38 (Call 10/01/26)	4,000	4,020,745
Series B, 4.00%, 09/01/39 (Call 09/01/30)	1,500	1,503,851
Series B, 5.00%, 09/01/25	23,710	25,470,444
State of Georgia GO
4.00%, 07/01/42 ( 07/01/32)	10,000	10,021,917
5.00%, 07/01/26	7,635	8,373,492
Series A, 4.00%, 07/01/34 (Call 07/01/31)	2,000	2,116,169
Series A, 4.00%, 08/01/34 (Call 08/01/30)	1,720	1,810,140

Security	Par (000)	Value

Georgia (continued)
Series A, 4.00%, 07/01/35 (Call 07/01/28)	$7,000	$7,265,142
Series A, 4.00%, 07/01/37 (Call 07/01/31)	11,810	12,292,494
Series A, 4.00%, 07/01/38 (Call 07/01/31)	5,000	5,179,989
Series A, 4.00%, 07/01/39 (Call 07/01/31)	3,455	3,541,292
Series A, 5.00%, 08/01/25	10,000	10,745,989
Series A, 5.00%, 07/01/26	23,835	26,140,431
Series A, 5.00%, 08/01/26	3,000	3,296,155
Series A, 5.00%, 02/01/27 (Call 02/01/26)	1,100	1,195,071
Series A, 5.00%, 07/01/27	26,890	30,119,621
Series A, 5.00%, 08/01/27	1,815	2,036,484
Series A, 5.00%, 07/01/28	5,165	5,892,669
Series A, 5.00%, 08/01/28	2,000	2,285,073
Series A, 5.00%, 07/01/29	1,500	1,738,702
Series A, 5.00%, 08/01/29	10,000	11,605,795
Series A, 5.00%, 02/01/30 (Call 02/01/26)	1,030	1,120,225
Series A, 5.00%, 07/01/30 (Call 07/01/28)	6,770	7,672,196
Series A, 5.00%, 07/01/31	1,570	1,863,720
Series A, 5.00%, 07/01/31 (Call 07/01/29)	1,610	1,848,891
Series A, 5.00%, 08/01/31 (Call 08/01/30)	2,690	3,144,690
Series A, 5.00%, 07/01/32 (Call 07/01/31)	3,455	4,077,039
Series A, 5.00%, 08/01/32 (Call 08/01/30)	13,000	15,116,907
Series A, 5.00%, 07/01/33 (Call 07/01/31)	5,000	5,863,693
Series A-1, 5.00%, 02/01/24	2,700	2,800,425
Series A-1, 5.00%, 02/01/26	1,010	1,097,617
Series A 2, 4.00%, 02/01/36 (Call 02/01/27)	8,800	9,050,999
Series A 2, 5.00%, 02/01/25 (Call 02/01/24)	2,000	2,073,782
Series A-2, 5.00%, 02/01/30 (Call 02/01/27)	11,420	12,678,598
Series A 2, 5.00%, 02/01/32 (Call 02/01/27)	5,000	5,526,597
Series C, 5.00%, 07/01/26	2,000	2,193,449
Series C, 5.00%, 07/01/29 (Call 07/01/27)	5,500	6,157,792
Series C-1, 5.00%, 07/01/26	3,000	3,290,174
Series E, 5.00%, 12/01/23	5,140	5,309,373
Series E, 5.00%, 12/01/24	13,370	14,146,927
Series E, 5.00%, 12/01/25	5,745	6,220,129
Series E, 5.00%, 12/01/26	12,125	13,417,061
Series E, 5.00%, 12/01/27 (Call 12/01/26)	1,205	1,332,388
Series F, 5.00%, 01/01/25	2,410	2,555,062
Series F, 5.00%, 07/01/25	7,715	8,274,700
Series F, 5.00%, 01/01/28 (Call 01/01/27)	2,795	3,095,513

		704,010,543

Hawaii — 0.9%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/39 ( 07/01/29)	6,545	7,209,324
Series A, 4.00%, 07/01/38 (Call 01/01/28)	3,300	3,337,339
Series A, 4.00%, 07/01/44 (Call 07/01/29)	4,490	4,279,193
Series A, 4.00%, 07/01/49 (Call 07/01/29)	9,250	8,720,830
Series A, 4.13%, 07/01/47 (Call 07/01/32)	2,000	1,933,975
Series A, 5.00%, 07/01/40 (PR 07/01/25)	1,000	1,071,127
Series A, 5.00%, 07/01/45 (PR 07/01/25)	3,675	3,936,390
Series A, 5.00%, 07/01/47 (Call 01/01/28)	4,220	4,511,924
Series A, 5.00%, 07/01/47 (Call 07/01/32)	7,100	7,946,064
Series A, 5.00%, 07/01/51 (Call 07/01/32)	7,500	8,340,871
Series A, 5.25%, 07/01/51 (Call 07/01/32)	2,500	2,831,564
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/27	1,170	1,309,752
Series B, 5.00%, 03/01/25	1,000	1,062,861
Series B, 5.00%, 03/01/28	2,120	2,394,128
Series B, 5.00%, 03/01/30	1,500	1,742,452
Series B, 5.00%, 03/01/31 (Call 03/01/30)	2,500	2,889,052

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series C, 5.00%, 10/01/30	$5,000	$5,846,892
State of Hawaii Airports System Revenue RB
4.00%, 07/01/39 ( 07/01/30)	7,395	7,247,371
Series D, 4.00%, 07/01/35 (Call 07/01/30)	2,000	2,003,880
Series D, 4.00%, 07/01/38 (Call 07/01/30)	2,000	1,976,416
State of Hawaii GO
Series EE, 4.00%, 11/01/31 (PR 11/01/22)	10,000	10,027,839
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	4,355	4,374,617
Series EE, 5.00%, 11/01/29 (PR 11/01/22)	15	15,068
Series EE-2017, 5.00%, 11/01/27 (PR 11/01/22)	1,645	1,652,410
Series EE-2017, 5.00%, 11/01/29 (PR 11/01/22)	1,285	1,290,788
Series EF, 5.00%, 11/01/22	1,315	1,320,901
Series EF, 5.00%, 11/01/23 (PR 11/01/22)	6,000	6,027,026
Series EF, 5.00%, 11/01/24 (PR 11/01/22)	1,000	1,004,504
Series EH, 5.00%, 08/01/23 (ETM)	980	1,003,145
Series EH, 5.00%, 08/01/24 (PR 08/01/23)	3,370	3,449,592
Series EH, 5.00%, 08/01/29 (PR 08/01/23)	24,900	25,488,081
Series EH, 5.00%, 08/01/33 (PR 08/01/23)	500	511,808
Series EH-2017, 5.00%, 08/01/23 (ETM)	245	250,786
Series EO, 5.00%, 08/01/23 (ETM)	665	680,401
Series EO, 5.00%, 08/01/24	6,010	6,303,605
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	4,955	5,196,114
Series EO, 5.00%, 08/01/26 (Call 08/01/24)	2,280	2,389,197
Series EO, 5.00%, 08/01/26 (PR 08/01/24)	220	230,326
Series EO, 5.00%, 08/01/29 (Call 08/01/24)	720	752,967
Series EO, 5.00%, 08/01/29 (PR 08/01/24)	280	293,142
Series EO, 5.00%, 08/01/30 (Call 08/01/24)	1,895	1,979,234
Series EP, 5.00%, 08/01/24	10,735	11,259,434
Series EY, 5.00%, 10/01/23	1,030	1,058,890
Series EY, 5.00%, 10/01/24	10,075	10,599,659
Series EZ, 5.00%, 10/01/27 (PR 10/01/25)	2,000	2,154,245
Series FG, 4.00%, 10/01/34 (Call 10/01/26)	7,755	8,036,710
Series FG, 4.00%, 10/01/36 (Call 10/01/26)	6,630	6,762,789
Series FH, 5.00%, 10/01/26	3,875	4,255,383
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	4,725	5,184,968
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	3,450	3,778,826
Series FK, 4.00%, 05/01/36 (Call 05/01/27)	2,000	2,038,050
Series FK, 5.00%, 05/01/26	1,310	1,426,204
Series FK, 5.00%, 05/01/34 (Call 05/01/27)	2,310	2,509,323
Series FN, 5.00%, 10/01/22	2,715	2,720,923
Series FN, 5.00%, 10/01/31 (Call 10/01/27)	1,000	1,101,991
Series FT, 5.00%, 01/01/24	3,570	3,694,262
Series FT, 5.00%, 01/01/26	3,410	3,686,386
Series FT, 5.00%, 01/01/28	1,000	1,124,963
Series FT, 5.00%, 01/01/30 (Call 01/01/28)	3,000	3,365,706
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	3,005	3,358,721
Series FT, 5.00%, 01/01/33 (Call 01/01/28)	2,000	2,219,360
Series FW, 5.00%, 01/01/33 (Call 01/01/29)	4,760	5,324,877
Series FW, 5.00%, 01/01/35 (Call 01/01/29)	2,000	2,215,432
State of Hawaii State Highway Fund RB, 5.00%, 01/01/41 (Call 01/01/31)	5,000	5,547,390

		248,257,448

Idaho — 0.0%
Idaho Housing & Finance Association RB
5.00%, 07/15/26	1,030	1,120,625
Series A, 4.00%, 07/15/38 (Call 07/15/31)	2,150	2,133,582

		3,254,207

Security	Par (000)	Value

Illinois — 3.5%
Chicago Board of Education RB, 6.00%, 04/01/46 (Call 04/01/27)	$1,830	$1,955,749
Chicago Midway International Airport RB
Series B, 5.00%, 01/01/35 (Call 01/01/24)	2,000	2,044,039
Series B, 5.00%, 01/01/46 (Call 01/01/26)	2,255	2,324,482
Chicago O’Hare International Airport RB
4.00%, 01/01/53 ( 01/01/29) (AGM)	9,450	8,800,158
5.75%, 01/01/43 (Call 01/01/23)	1,000	1,007,715
Series A, 4.00%, 01/01/35 (Call 01/01/30)	4,000	3,953,209
Series A, 5.00%, 01/01/34 (Call 01/01/30)	8,045	8,942,669
Series A, 5.00%, 01/01/35 (Call 01/01/30)	10,000	10,954,224
Series B, 4.00%, 01/01/44 (Call 01/01/29)	5,000	4,733,990
Series B, 5.00%, 01/01/27 (Call 01/01/25)	2,500	2,633,634
Series B, 5.00%, 01/01/28 (Call 01/01/25)	10,000	10,524,569
Series B, 5.00%, 01/01/30 (Call 01/01/25)	6,110	6,411,043
Series B, 5.00%, 01/01/32 (Call 01/01/25)	5,000	5,227,779
Series B, 5.00%, 01/01/33 (Call 01/01/25)	4,630	4,833,378
Series B, 5.00%, 01/01/34 (Call 01/01/25)	1,175	1,224,644
Series B, 5.00%, 01/01/36 (Call 01/01/27)	14,110	15,036,464
Series B, 5.00%, 01/01/37 (Call 01/01/27)	2,345	2,492,985
Series B, 5.00%, 01/01/38 (Call 01/01/27)	3,025	3,199,289
Series B, 5.00%, 01/01/39 (Call 01/01/27)	7,500	7,921,570
Series B, 5.00%, 01/01/41 (Call 01/01/26)	4,075	4,256,981
Series B, 5.00%, 01/01/48 (Call 01/01/29)	3,000	3,158,817
Series B, 5.00%, 01/01/53 (Call 01/01/29)	4,735	4,953,245
Series C, 5.00%, 01/01/31 (Call 01/01/26)	460	489,703
Series C, 5.00%, 01/01/34 (Call 01/01/26)	1,300	1,372,269
Series D, 5.00%, 01/01/44 (Call 01/01/23)	1,685	1,693,619
Series D, 5.00%, 01/01/46 (Call 01/01/25)	1,000	1,028,703
Series D, 5.00%, 01/01/47 (Call 01/01/27)	4,240	4,402,965
Series D, 5.00%, 01/01/52 (Call 01/01/27)	12,635	13,094,915
Series D, 5.25%, 01/01/42 (Call 01/01/27)	1,000	1,059,708
Series E, 5.00%, 01/01/24	3,300	3,408,262
Series E, 5.00%, 01/01/27	2,000	2,193,680
Chicago Transit Authority Capital Grant Receipts
Revenue RB, 5.00%, 06/01/28	780	857,780
Chicago Transit Authority Sales Tax Receipts Fund RB
5.00%, 12/01/44 (Call 12/01/24) (AGM)	1,000	1,034,147
5.25%, 12/01/49 (Call 12/01/24)	2,500	2,589,639
City of Chicago IL GO
Series A, 4.00%, 01/01/35 (Call 01/01/31)	6,500	6,167,385
Series A, 5.00%, 01/01/29	3,000	3,211,175
Series A, 5.00%, 01/01/33 (Call 01/01/31)	10,000	10,523,510
Series A, 5.00%, 01/01/44 (Call 01/01/29)	2,500	2,564,865
Series A, 5.50%, 01/01/49 (Call 01/01/29)	5,000	5,264,010
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39 (Call 01/01/24)	2,000	2,025,664
5.00%, 01/01/42 (Call 10/03/22)	1,000	1,000,824
Cook County Community College District No. 508 GO, 5.25%, 12/01/43 (Call 12/01/23)	1,075	1,087,329
County of Cook IL GO, Series C, 5.00%, 11/15/29
(Call 11/15/22)	1,250	1,256,843
County of Will IL GO
5.00%, 11/15/41 (PR 11/15/25)	13,050	14,094,384
5.00%, 11/15/45 (PR 11/15/25)	18,000	19,440,529
Illinois Finance Authority RB
4.00%, 01/01/25	3,260	3,376,697
4.00%, 01/01/32 (Call 01/01/31)	7,800	8,264,123
4.00%, 07/01/37 (Call 01/01/31)	4,345	4,382,046
4.00%, 07/01/38 (Call 01/01/31)	3,000	3,005,858

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
5.00%, 07/01/34 (Call 07/01/29)	$2,575	$2,892,869
5.00%, 07/01/34 (Call 01/01/31)	1,750	1,999,579
5.00%, 07/01/35 (Call 01/01/31)	3,125	3,557,784
5.00%, 07/01/36 ( 01/01/31)	15,000	17,050,645
5.00%, 07/01/36 (Call 01/01/27)	6,030	6,492,495
5.00%, 07/01/37 (Call 07/01/29)	13,415	14,921,447
5.00%, 10/01/48 (Call 10/01/27)	2,000	2,133,406
VRDN,1.45%, 12/01/34 (Put 09/01/22)(b)(c)	18,240	18,240,000
Series A, 4.00%, 10/01/38 (Call 10/01/24)	10,000	10,062,627
Series A, 5.00%, 10/01/32	4,000	4,675,234
Series A, 5.00%, 10/01/38 (Call 10/01/24)	2,000	2,071,956
Series A, 5.00%, 10/01/40 (Call 10/01/25)	2,000	2,096,509
Series A, 5.25%, 10/01/52 (PR 04/01/23)	1,000	1,015,869
Series D, VRDN,1.50%, 12/01/46 (Put 09/01/22)(b)(c)	10,000	10,000,000
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	2,335	2,466,822
5.00%, 01/01/26	1,200	1,295,264
5.00%, 01/01/27	6,320	6,951,070
5.00%, 01/01/28	6,000	6,717,955
5.00%, 01/01/30	3,000	3,434,611
5.00%, 01/01/31 (Call 01/01/30)	2,000	2,287,000
Series A, 4.00%, 12/01/31 (Call 01/01/26)	5,035	5,205,618
Series A, 4.00%, 01/01/42 (Call 01/01/32)	11,825	11,501,288
Series A, 4.00%, 01/01/44 (Call 07/01/29)	5,500	5,300,816
Series A, 4.00%, 01/01/46 (Call 01/01/32)	4,065	3,865,114
Series A, 5.00%, 12/01/22	1,050	1,057,029
Series A, 5.00%, 01/01/25	7,900	8,344,154
Series A, 5.00%, 01/01/27	3,000	3,298,266
Series A, 5.00%, 01/01/30 (Call 01/01/29)	3,000	3,397,134
Series A, 5.00%, 12/01/31 (Call 01/01/26)	2,080	2,222,070
Series A, 5.00%, 12/01/32 (Call 01/01/26)	3,000	3,200,948
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,006,458
Series A, 5.00%, 01/01/40 (Call 07/01/25)	2,000	2,084,424
Series A, 5.00%, 01/01/41 (Call 01/01/31)	10,185	11,009,060
Series A, 5.00%, 01/01/41 (Call 01/01/32)	4,000	4,356,034
Series A, 5.00%, 01/01/42 (Call 01/01/28)	28,500	30,061,179
Series A, 5.00%, 01/01/44 (Call 07/01/29)	8,400	8,894,082
Series A, 5.00%, 01/01/45 (Call 01/01/31)	2,500	2,668,426
Series A, 5.00%, 01/01/46 (Call 01/01/32)	4,000	4,289,126
Series B, 5.00%, 01/01/26	2,500	2,695,973
Series B, 5.00%, 01/01/27	2,130	2,341,769
Series B, 5.00%, 01/01/29	2,000	2,264,187
Series B, 5.00%, 01/01/31 (Call 01/01/30)	1,500	1,715,250
Series B, 5.00%, 01/01/36 (Call 01/01/26)	1,000	1,058,762
Series B, 5.00%, 01/01/37 (Call 01/01/24)	2,500	2,558,098
Series B, 5.00%, 01/01/37 (Call 01/01/26)	1,500	1,581,744
Series B, 5.00%, 01/01/40 (Call 01/01/26)	9,645	10,120,154
Series B, 5.00%, 01/01/41 (Call 07/01/26)	7,430	7,811,105
Series C, 5.00%, 01/01/36 (Call 01/01/25)	2,000	2,086,229
Metropolitan Pier & Exposition Authority RB
Series A, 5.50%, 06/15/29 (ETM) (NPFGC)	95	101,109
Series B, 0.00%, 06/15/26 (AGM)(a)	2,000	1,781,853
Series B, 0.00%, 06/15/27 (AGM)(a)	1,000	857,265
Metropolitan Water Reclamation District of Greater Chicago GO
Series A, 5.00%, 12/01/28 (Call 12/01/26)	3,180	3,481,106
Series A, 5.00%, 12/01/44 (PR 12/01/24)	10,000	10,569,820
Series B, 5.00%, 12/01/33 (Call 12/01/31)	5,000	5,655,705
Series B, 5.25%, 12/01/34	2,500	2,957,714

Security	Par (000)	Value

Illinois (continued)
Metropolitan Water Reclamation District of Greater Chicago GOL, Series C, 5.25%, 12/01/32	$1,340	$1,575,073
Regional Transportation Authority RB, 5.75%, 06/01/23 (AGM)	355	363,661
Sales Tax Securitization Corp. RB
Series A, 4.00%, 01/01/40 (Call 01/01/30) (BAM)	1,000	967,023
Series A, 5.00%, 01/01/25	770	807,220
Series A, 5.00%, 01/01/30	7,500	8,389,614
Series A, 5.00%, 01/01/32	5,000	5,621,713
Series A, 5.00%, 01/01/37 (Call 01/01/30) (BAM)	1,000	1,083,509
State of Illinois GO
5.00%, 02/01/23	11,955	12,058,012
5.00%, 02/01/24	15,070	15,444,776
5.00%, 04/01/24	3,545	3,641,537
5.00%, 05/01/24	11,880	12,217,224
5.00%, 02/01/25	2,000	2,076,561
5.00%, 02/01/26	5,000	5,254,838
5.00%, 02/01/26 (Call 02/01/24)	2,000	2,056,354
5.00%, 02/01/28 (Call 02/01/27)	4,500	4,769,937
5.00%, 05/01/28 (Call 05/01/24)	1,080	1,110,421
5.00%, 05/01/29 (Call 05/01/24)	1,900	1,948,671
5.00%, 05/01/31 (Call 05/01/24)	1,500	1,535,899
5.00%, 05/01/36 (Call 05/01/24)	1,000	1,020,255
5.00%, 02/01/39 (Call 02/01/24)	7,285	7,410,033
5.00%, 05/01/39 (Call 05/01/24)	2,500	2,547,802
5.25%, 07/01/28 (Call 07/01/23)	1,000	1,019,915
5.25%, 07/01/29 (Call 07/01/23)	2,000	2,038,144
5.25%, 02/01/32 (Call 02/01/24)	7,650	7,831,654
5.25%, 02/01/34 (Call 02/01/24)	3,000	3,068,795
5.38%, 05/01/23	4,500	4,570,484
5.50%, 05/01/24	2,500	2,591,046
5.50%, 07/01/27 (Call 07/01/23)	660	674,987
5.50%, 05/01/30	2,000	2,236,796
5.50%, 07/01/33 (Call 07/01/23)	5,000	5,101,141
5.50%, 07/01/38 (Call 07/01/23)	1,000	1,019,565
5.50%, 05/01/39 (Call 05/01/30)	7,075	7,681,747
5.75%, 05/01/45 (Call 05/01/30)	3,125	3,413,722
Series A, 4.00%, 12/01/33 (Call 12/01/27)	2,500	2,440,076
Series A, 4.00%, 03/01/38 (Call 03/01/31)	2,000	1,881,512
Series A, 4.00%, 03/01/41 (Call 03/01/31)	4,750	4,375,904
Series A, 5.00%, 10/01/23	5,400	5,507,296
Series A, 5.00%, 03/01/25	2,120	2,203,905
Series A, 5.00%, 10/01/26	4,750	5,029,734
Series A, 5.00%, 11/01/26	5,000	5,298,969
Series A, 5.00%, 03/01/27	2,640	2,807,416
Series A, 5.00%, 12/01/27	9,600	10,279,558
Series A, 5.00%, 03/01/28	1,425	1,529,208
Series A, 5.00%, 03/01/31	1,500	1,632,055
Series A, 5.00%, 12/01/31 (Call 12/01/27)	2,000	2,108,205
Series A, 5.00%, 12/01/32 (Call 12/01/27)	2,270	2,386,221
Series A, 5.00%, 03/01/33 (Call 03/01/31)	2,500	2,682,693
Series A, 5.00%, 10/01/33 (Call 10/01/28)	1,240	1,304,624
Series A, 5.00%, 12/01/34 (Call 12/01/27)	2,650	2,762,122
Series A, 5.00%, 03/01/35 (Call 03/01/31)	1,500	1,595,628
Series A, 5.00%, 03/01/36 (Call 03/01/31)	3,000	3,181,456
Series A, 5.00%, 12/01/38 (Call 12/01/27)	3,740	3,871,550
Series A, 5.00%, 12/01/39 (Call 12/01/27)	2,000	2,067,866
Series A, 5.00%, 03/01/46 (Call 03/01/31)	24,235	25,151,645
Series A, 5.25%, 03/01/37 (Call 03/01/32)	1,665	1,800,218
Series A, 5.50%, 03/01/42 (Call 03/01/32)	3,000	3,292,995

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series A, 5.50%, 03/01/47 (Call 03/01/32)	$2,000	$2,174,120
Series B, 4.00%, 12/01/39 (Call 12/01/31)	2,000	1,864,757
Series B, 5.00%, 10/01/22	1,250	1,252,162
Series B, 5.00%, 03/01/23	1,390	1,404,273
Series B, 5.00%, 03/01/24	3,000	3,078,181
Series B, 5.00%, 03/01/26	6,190	6,511,885
Series B, 5.00%, 03/01/28	3,450	3,702,292
Series B, 5.00%, 10/01/28	2,000	2,156,161
Series B, 5.00%, 10/01/29 (Call 10/01/28)	4,100	4,396,958
Series B, 5.00%, 03/01/30	4,000	4,338,363
Series B, 5.00%, 10/01/30 (Call 10/01/28)	3,000	3,203,439
Series B, 5.00%, 11/01/30 (Call 11/01/29)	2,000	2,155,751
Series B, 5.00%, 03/01/31	3,000	3,264,110
Series B, 5.00%, 10/01/32 (Call 10/01/28)	2,000	2,114,540
Series B, 5.00%, 11/01/32 (Call 11/01/29)	5,750	6,123,219
Series B, 5.00%, 03/01/33 (Call 03/01/32)	2,000	2,160,355
Series B, 5.00%, 12/01/33 (Call 12/01/31)	5,000	5,368,782
Series B, 5.00%, 03/01/34 (Call 03/01/32)	5,000	5,370,549
Series C, 4.00%, 03/01/23	5,000	5,026,837
Series C, 4.00%, 03/01/24	6,160	6,231,178
Series C, 4.00%, 10/01/38 (Call 10/01/30)	2,500	2,348,007
Series C, 4.00%, 10/01/40 (Call 10/01/30)	5,000	4,631,144
Series C, 4.00%, 11/01/40 (Call 11/01/29)	18,000	16,667,836
Series C, 5.00%, 11/01/29 (Call 11/01/27)	14,495	15,393,458
Series D, 5.00%, 11/01/22	17,770	17,831,934
Series D, 5.00%, 11/01/23	8,300	8,475,092
Series D, 5.00%, 11/01/24	6,850	7,089,761
Series D, 5.00%, 11/01/25	17,485	18,322,042
Series D, 5.00%, 11/01/26	16,070	17,030,886
Series D, 5.00%, 11/01/27	30,280	32,399,918
Series D, 5.00%, 11/01/28 (Call 11/01/27)	6,000	6,403,992
State of Illinois RB, 5.00%, 06/15/26 (Call 06/15/23)	1,500	1,522,615

		975,597,058

Indiana — 0.7%
City of Indianapolis Department of Public Utilities Water System Revenue RB
Series A, 5.00%, 10/01/33 (Call 10/01/28)	4,180	4,641,856
Series A, 5.00%, 10/01/35 (Call 10/01/28)	1,000	1,104,583
Series B, 5.00%, 10/01/37 (Call 10/01/26)	14,010	15,169,864
Indiana Finance Authority RB
4.00%, 02/01/39 ( 02/01/31)	7,000	7,021,759
4.00%, 02/01/40 ( 02/01/31)	3,000	2,977,281
5.00%, 08/01/36 ( 08/01/26)	8,935	9,795,995
Series 1, 4.00%, 10/01/39 (Call 10/01/31)	4,200	4,144,959
Series 1, 5.00%, 10/01/29	1,000	1,152,104
Series 1, 5.00%, 10/01/34 (Call 10/01/31)	2,600	2,976,770
Series A, 4.00%, 10/01/42 (Call 10/03/22)	2,500	2,418,305
Series A, 4.25%, 10/01/44 (Call 10/01/24)	3,205	3,181,402
Series A, 5.00%, 02/01/38 (Call 02/01/29)	3,310	3,644,525
Series A, 5.00%, 02/01/39 (Call 02/01/29)	7,755	8,522,643
Series A, 5.00%, 10/01/40 (Call 10/01/24)	10,000	10,341,406
Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,120,402
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,031,088
Series A, 5.00%, 10/01/46 (Call 10/01/26)	7,370	7,750,532
Series A, 5.25%, 02/01/35 (Call 08/01/25)	1,000	1,068,186
Series B, 4.00%, 02/01/23	8,750	8,813,764
Series B, 5.00%, 02/01/23	6,280	6,351,471
Series B, 5.00%, 02/01/24	6,500	6,741,764
Series B, 5.00%, 02/01/25	4,915	5,221,089
Series B, 5.00%, 02/01/34 (Call 02/01/31)	3,000	3,445,491

Security	Par (000)	Value

Indiana (continued)
Series B, 5.00%, 02/01/41 (Call 02/01/31)	$7,555	$8,489,023
Series C, 5.00%, 12/01/23	1,470	1,517,703
Series C, 5.00%, 12/01/24	5,070	5,356,613
Series C, 5.00%, 12/01/25	7,890	8,509,141
Series C, 5.00%, 06/01/27 (Call 12/01/26)	7,110	7,816,267
Series C, 5.00%, 02/01/29 (Call 02/01/28)	1,800	2,032,400
Series C, 5.00%, 06/01/29	3,120	3,566,088
Series C, 5.00%, 02/01/32 (PR 02/01/23)	1,000	1,011,214
Series E, 5.00%, 02/01/27 (Call 08/01/26)	3,315	3,626,649
Indiana Municipal Power Agency RB
Series A, 5.00%, 01/01/42 (Call 07/01/26)	18,345	19,319,774
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,000	3,201,572
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.00%, 02/01/49 (Call 02/01/29)	6,000	6,476,155
Series A, 5.00%, 02/01/54 (Call 02/01/29)	9,950	10,721,561

		201,281,399

Iowa — 0.2%
Iowa Finance Authority RB
5.00%, 08/01/23	2,500	2,561,107
5.00%, 08/01/28 (Call 08/01/27)	3,195	3,566,834
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,223,643
5.00%, 08/01/31 (Call 08/01/27)	3,415	3,785,598
5.00%, 08/01/39 (Call 08/01/32)	5,000	5,720,058
5.00%, 08/01/42 (Call 08/01/27)	2,000	2,151,854
5.00%, 08/01/47 (Call 08/01/32)	2,500	2,800,066
5.00%, 08/01/52 (Call 08/01/32)	3,715	4,140,980
Series A, 5.00%, 08/01/37 (Call 08/01/30)	8,565	9,667,900
Series A, 5.00%, 08/01/38 (Call 08/01/30)	12,665	14,255,259
Series A, 5.00%, 08/01/40 (Call 08/01/31)	6,680	7,539,131
Series A, 5.00%, 08/01/49 (Call 08/01/30)	1,525	1,684,924
State of Iowa RB, Series A, 5.00%, 06/01/27
(Call 06/01/26)	1,000	1,084,995

		61,182,349

Kansas — 0.2%
Johnson County Unified School District No. 512 Shawnee Mission GO, Series A, 4.00%, 10/01/23	2,650	2,696,798
Seward County Unified School District No. 480 Liberal GO
Series B, 4.00%, 09/01/32 (PR 09/01/25)	3,895	4,066,493
Series B, 4.00%, 09/01/33 (PR 09/01/25)	4,080	4,259,638
State of Kansas Department of Transportation RB
5.00%, 09/01/26 (Call 09/01/25)	5,000	5,372,746
5.00%, 09/01/27 (Call 09/01/25)	3,000	3,214,655
5.00%, 09/01/29 (Call 09/01/25)	1,000	1,067,968
5.00%, 09/01/30 (Call 09/01/25)	3,270	3,483,498
5.00%, 09/01/33 (Call 09/01/25)	3,000	3,171,912
5.00%, 09/01/35 (Call 09/01/25)	2,000	2,106,970
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,000	2,097,752
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,000	1,045,886
Series A, 5.00%, 09/01/30 (Call 09/01/24)	1,100	1,149,163
Series B, 5.00%, 09/01/22	2,090	2,090,000
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 4.25%, 09/01/39 (Call 09/01/24)	9,285	9,331,592

		45,155,071

Kentucky — 0.0%
Kentucky Asset Liability Commission RB, Series A,
5.00%, 09/01/26 (Call 09/01/24)	1,010	1,054,539

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority RB, Series A, 5.75%, 07/01/49 (PR 07/01/23)	$1,000	$1,020,602
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/23 (SAP)	1,650	1,696,053

		3,771,194

Louisiana — 0.6%
City of New Orleans LA Sewerage Service Revenue RB, 5.00%, 06/01/44 (PR 06/01/24)	1,000	1,043,053
City of New Orleans LA Water System Revenue RB, 5.00%, 12/01/44 (PR 12/01/24)	1,000	1,056,982
East Baton Rouge Sewerage Commission RB
Series A, 4.00%, 02/01/45 (Call 02/01/29)	3,000	2,839,957
Series B, 5.00%, 02/01/39 (PR 02/01/25)	2,000	2,122,131
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014-A, 5.00%, 02/01/44 (PR 02/01/24)	2,000	2,073,254
Series A, 4.00%, 02/01/48 (PR 02/01/23)	1,000	1,006,583
New Orleans Aviation Board RB, Series A, 5.00%,
01/01/48 (Call 01/01/27)	1,500	1,557,039
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A, 4.50%, 05/01/39 (PR 05/01/25)	1,000	1,049,526
Series A, 5.00%, 05/01/41 (PR 05/01/25)	8,500	9,036,483
Series B, 4.00%, 05/01/39 (Call 05/01/32)	5,830	5,839,667
Series B, 5.00%, 05/01/36 (PR 05/01/24)	1,000	1,041,942
Series C, 5.00%, 05/01/40 (Call 11/01/27)	2,000	2,163,005
Series C-1, 5.00%, 05/01/43 (PR 05/01/23)	10,000	10,177,381
State of Louisiana GO
Series A, 4.00%, 02/01/29 (Call 02/01/24)	2,110	2,151,314
Series A, 4.00%, 02/01/31 (Call 02/01/24)	10,000	10,195,800
Series A, 4.00%, 02/01/33 (Call 02/01/24)	3,000	3,058,740
Series A, 4.00%, 04/01/39 (Call 04/01/32)	7,500	7,515,976
Series A, 4.00%, 04/01/40 (Call 04/01/32)	10,000	9,878,140
Series A, 4.00%, 04/01/41 (Call 04/01/32)	4,445	4,352,708
Series A, 4.00%, 04/01/42 (Call 04/01/32)	15,065	14,586,246
Series A, 5.00%, 02/01/28 (Call 02/01/24)	1,000	1,033,796
Series A, 5.00%, 03/01/31 (Call 03/01/29)	10,870	12,480,726
Series A, 5.00%, 03/01/32 (Call 03/01/31)	7,875	9,162,727
Series A, 5.00%, 03/01/40 (Call 03/01/31)	5,000	5,527,473
Series B, 5.00%, 08/01/25	8,595	9,178,539
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,100	3,380,542
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,850	3,101,261
Series C, 5.00%, 08/01/23	1,000	1,023,984
Series C, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,095,021
Series C, 5.00%, 08/01/26 (Call 08/01/24)	5,000	5,234,679
Series D, 5.00%, 09/01/24	3,075	3,227,751
State of Louisiana RB
5.00%, 09/01/22	2,425	2,425,000
5.00%, 09/01/23	5,105	5,232,973

		155,850,399

Maine — 0.0%
Maine Turnpike Authority RB
4.00%, 07/01/45 (Call 07/01/30)	1,000	947,720
4.00%, 07/01/50 (Call 07/01/30)	2,425	2,226,551
5.00%, 07/01/47 (Call 07/01/28)	1,000	1,082,139

		4,256,410

Maryland — 2.6%
City of Baltimore MD RB
Series A, 4.00%, 07/01/44 (Call 07/01/29)	6,500	6,336,688
Series A, 4.00%, 07/01/49 (Call 07/01/29)	2,000	1,913,337

Security	Par (000)	Value

Maryland (continued)
Series A, 5.00%, 07/01/43 (PR 01/01/24)	$1,000	$1,034,540
Series A, 5.00%, 07/01/46 (Call 01/01/27)	3,000	3,185,322
County of Anne Arundel MD GOL
4.00%, 10/01/51 (Call 04/01/32)	15,460	15,165,009
5.00%, 10/01/25	2,225	2,399,348
5.00%, 10/01/26	5,275	5,814,381
5.00%, 04/01/28	6,575	7,461,301
5.00%, 10/01/47 (Call 10/01/27)	2,000	2,171,172
County of Baltimore MD GO, 4.00%, 03/01/37
(Call 03/01/29)	4,575	4,704,591
County of Howard MD GO, 5.00%, 02/15/27	1,070	1,188,224
County of Montgomery MD GO
Series A, 4.00%, 08/01/32 (Call 08/01/31)	12,445	13,461,907
Series A, 4.00%, 12/01/33 (Call 12/01/24)	5,125	5,257,951
Series A, 5.00%, 11/01/22	3,100	3,114,429
Series A, 5.00%, 08/01/24	3,030	3,180,351
Series A, 5.00%, 11/01/24	8,125	8,578,479
Series A, 5.00%, 11/01/26	5,400	5,962,638
Series A, 5.00%, 11/01/28 (PR 11/01/24)	525	553,846
Series B, 4.00%, 11/01/28	5,545	6,009,306
Series B, 5.00%, 11/01/24	2,200	2,322,788
Series B, 5.00%, 11/01/25 (Call 11/01/24)	3,945	4,164,318
Series C, 5.00%, 10/01/25	6,365	6,863,754
Series C, 5.00%, 10/01/26	5,000	5,511,262
Series C, 5.00%, 10/01/27	1,500	1,686,985
Series E, VRDN,1.03%, 11/01/37 (Put 09/01/22)(b)(c)	15,000	15,000,000
County of Prince George’s MD GO, Series A, 5.00%,
09/15/26	1,200	1,321,461
County of Prince George’s MD GOL
5.00%, 07/01/32	15,785	18,908,499
Series A, 5.00%, 07/15/24	10,000	10,485,230
Series A, 5.00%, 07/15/27	1,505	1,685,636
Series A, 5.00%, 07/01/28	15,580	17,747,692
Series A, 5.00%, 07/15/28	7,235	8,247,094
Series A, 5.00%, 07/01/29	12,150	14,058,663
Series A, 5.00%, 07/15/29 (Call 07/15/28)	2,000	2,277,513
Series A, 5.00%, 07/15/31 (Call 07/15/28)	11,000	12,462,149
Series A, 5.00%, 07/01/33 (Call 07/01/32)	9,200	10,911,167
Series B, 5.00%, 07/15/23	2,500	2,556,729
Maryland Stadium Authority RB, 5.00%, 05/01/46
(PR 05/01/26) (ST INTERCEPT)	38,750	42,258,409
Maryland State Transportation Authority RB
4.00%, 07/01/50 (Call 07/01/30)	1,000	954,134
Series A, 5.00%, 07/01/46 (Call 07/01/31)	20,265	22,344,171
State of Maryland Department of Transportation RB
4.00%, 11/01/25 (Call 11/01/24)	3,025	3,129,732
5.00%, 11/01/22	11,515	11,567,444
5.00%, 02/15/23	5,275	5,340,588
5.00%, 11/01/23	2,005	2,063,063
5.00%, 09/01/24	1,275	1,340,888
5.00%, 11/01/24	4,505	4,756,437
5.00%, 09/01/25	6,155	6,617,548
5.00%, 09/01/26	10,955	12,031,976
5.00%, 12/01/26	2,000	2,208,009
5.00%, 09/01/27	7,030	7,876,733
5.00%, 10/01/27	1,000	1,122,112
5.00%, 09/01/28 (Call 09/01/27)	3,045	3,406,000
5.00%, 10/01/28 (Call 10/01/27)	7,000	7,833,841
5.00%, 10/01/29 (Call 10/01/26)	1,800	1,967,570
5.00%, 09/01/30 (Call 09/01/27)	1,000	1,109,350

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
5.00%, 10/01/34 (Call 10/01/30)	$2,090	$2,377,942
Series A, 5.00%, 10/01/27	3,000	3,366,335
Series A, 5.00%, 10/01/29	10,000	11,507,101
Series B, 5.00%, 12/01/23	4,995	5,149,599
Series B, 5.00%, 12/01/25	5,000	5,405,367
State of Maryland GO
5.00%, 06/01/30	17,820	20,870,053
5.00%, 06/01/34 ( 06/01/32)	8,480	9,980,316
5.00%, 06/01/35 ( 06/01/32)	5,000	5,854,652
5.00%, 08/01/35 (Call 08/01/30)	6,505	7,428,381
First Series, 4.00%, 06/01/25 (Call 06/01/24)	4,255	4,371,837
First Series, 4.00%, 03/15/33 (Call 03/15/29)	1,200	1,267,990
First Series, 5.00%, 03/15/26	3,000	3,268,043
First Series, 5.00%, 03/15/27	4,080	4,538,651
First Series, 5.00%, 03/15/29	5,000	5,760,189
First Series, 5.00%, 03/15/31 (Call 03/15/29)	3,000	3,428,777
First Series, 5.00%, 03/15/32 (Call 03/15/29)	5,000	5,692,854
Second Series, 4.00%, 08/01/32 (Call 08/01/28)	4,000	4,226,200
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	1,905	2,167,539
Second Series, 5.00%, 08/01/31 (Call 08/01/28)	1,500	1,700,459
Second Series A, 4.00%, 08/01/35 (Call 08/01/31)	7,400	7,806,757
Second Series A, 5.00%, 08/01/24	13,060	13,710,555
Second Series A, 5.00%, 08/01/28	3,000	3,422,281
Second Series A, 5.00%, 08/01/29	4,500	5,213,308
Second Series A, 5.00%, 08/01/31 (Call 08/01/29)	5,500	6,314,979
Series A, 3.13%, 03/15/33 (Call 03/15/28)	4,800	4,773,275
Series A, 4.00%, 08/01/27 (Call 08/01/23)	2,000	2,028,447
Series A, 4.00%, 08/01/29 (Call 08/01/23)	2,000	2,027,453
Series A, 4.00%, 08/01/36 (Call 08/01/31)	13,000	13,579,329
Series A, 5.00%, 03/15/23	6,810	6,909,514
Series A, 5.00%, 08/01/23	3,240	3,320,086
Series A, 5.00%, 08/01/24	20,740	21,773,117
Series A, 5.00%, 08/01/24 (PR 08/01/23)	2,225	2,278,569
Series A, 5.00%, 03/15/25	6,720	7,157,221
Series A, 5.00%, 03/15/26	6,015	6,552,427
Series A, 5.00%, 03/01/27	20,845	23,169,816
Series A, 5.00%, 03/15/27	1,350	1,501,759
Series A, 5.00%, 03/15/28	1,160	1,314,702
Series A, 5.00%, 08/01/28	7,500	8,555,702
Series A, 5.00%, 08/01/28 (Call 08/01/27)	5,000	5,591,726
Series A, 5.00%, 03/15/29 (Call 03/15/27)	7,880	8,738,748
Series A, 5.00%, 03/15/29 (Call 03/15/28)	2,025	2,288,906
Series A, 5.00%, 03/15/30	1,185	1,384,220
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,000	3,379,316
Series A, 5.00%, 08/01/31	3,000	3,558,810
Series A, 5.00%, 08/01/34 (Call 08/01/30)	5,000	5,732,483
Series A, 5.00%, 08/01/34 (Call 08/01/31)	7,000	8,139,158
Series A, 5.00%, 03/01/36 (Call 03/01/31)	11,760	13,519,890
Series B, 4.00%, 08/01/25	3,970	4,149,257
Series B, 5.00%, 08/01/25	1,190	1,278,425
Series B, 5.00%, 08/01/26	18,620	20,450,817
Series C, 3.00%, 08/01/26	6,500	6,643,578
Series C, 4.00%, 03/01/28	5,000	5,393,652
Series C, 4.00%, 03/01/29	4,210	4,569,596
Series C, 5.00%, 08/01/23	1,000	1,024,718
Series C, 5.00%, 08/01/24	5,380	5,645,926
Series C, 5.00%, 03/01/25	4,630	4,926,844

		727,819,417

Security	Par (000)	Value

Massachusetts — 5.5%
City of Boston MA GO
Series A, 5.00%, 11/01/25	$8,000	$8,645,474
Series A, 5.00%, 11/01/28	10,000	11,472,444
Series A, 5.00%, 11/01/32	5,000	5,991,967
Series A, 5.00%, 11/01/35 (Call 11/01/32)	10,155	11,949,992
Series A, 5.00%, 11/01/38 (Call 11/01/32)	15,370	17,896,390
Series A, 5.00%, 11/01/40 (Call 11/01/32)	17,775	20,580,391
Series D, 5.00%, 03/01/23	4,140	4,196,475
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,000	3,062,002
Series A, 5.00%, 06/15/25 (Call 06/15/24)	6,335	6,633,010
Series A, 5.00%, 06/15/27 (Call 06/15/24)	2,025	2,119,568
Series A, 5.00%, 06/15/27 (Call 06/15/26)	3,000	3,279,006
Commonwealth of Massachusetts GO, Series A, 5.00%, 01/01/25	10,500	11,114,827
Commonwealth of Massachusetts GOL
4.00%, 05/01/35 (Call 05/01/23)	2,000	2,012,012
4.00%, 05/01/38 (Call 05/01/23)	1,500	1,501,284
4.00%, 05/01/39 (Call 05/01/23)	2,000	2,000,487
4.00%, 05/01/40 (Call 05/01/23)	1,460	1,448,812
4.00%, 02/01/47 ( 02/01/27)	5,425	5,249,975
5.00%, 05/01/23	7,095	7,223,218
5.00%, 07/01/30	1,500	1,749,258
5.00%, 07/01/31 (Call 07/01/30)	10,000	11,557,224
5.00%, 07/01/37 (Call 07/01/30)	6,000	6,716,720
5.00%, 07/01/38 (Call 07/01/30)	2,000	2,226,775
5.00%, 07/01/40 (Call 07/01/30)	1,500	1,657,107
5.00%, 11/01/43 ( 11/01/27)	8,665	9,304,476
5.00%, 07/01/45 (Call 07/01/30)	13,720	14,972,191
5.00%, 09/01/51 ( 09/01/31)	20,000	21,937,584
Series A, 5.00%, 03/01/23	2,410	2,443,116
Series A, 5.00%, 09/01/24	16,930	17,804,883
Series A, 5.00%, 07/01/25	1,340	1,434,549
Series A, 5.00%, 07/01/26	2,695	2,948,422
Series A, 5.00%, 07/01/28 (Call 07/01/26)	1,500	1,638,650
Series A, 5.00%, 03/01/29	5,000	5,747,148
Series A, 5.00%, 01/01/34 (Call 01/01/28)	2,500	2,731,017
Series A, 5.00%, 07/01/36 (Call 07/01/25)	2,500	2,637,197
Series A, 5.00%, 01/01/38 (Call 01/01/28)	1,000	1,080,317
Series A, 5.00%, 01/01/38 (Call 01/01/29)	5,000	5,469,374
Series A, 5.00%, 01/01/39 (Call 01/01/28)	8,710	9,394,470
Series A, 5.00%, 03/01/41 (Call 03/01/24)	3,470	3,562,934
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,795	4,063,295
Series A, 5.00%, 01/01/43 (Call 01/01/28)	2,000	2,137,868
Series A, 5.00%, 03/01/46 (Call 03/01/24)	1,305	1,337,133
Series A, 5.00%, 04/01/47 (Call 04/01/27)	6,015	6,390,325
Series A, 5.00%, 01/01/48 (Call 01/01/28)	3,090	3,286,752
Series A, 5.00%, 01/01/49 (Call 01/01/29)	2,500	2,681,423
Series A, 5.50%, 08/01/30 (AMBAC)	6,400	7,612,299
Series A, VRDN,5.00%, 06/01/44 (Put 05/15/23)(b)(c)	10,000	10,189,562
Series B, 4.00%, 03/01/32 (Call 03/01/30)	16,455	17,561,386
Series B, 5.00%, 11/01/22	3,000	3,014,214
Series B, 5.00%, 08/01/23	5,350	5,481,751
Series B, 5.00%, 11/01/23	21,105	21,760,534
Series B, 5.00%, 07/01/24	7,885	8,260,045
Series B, 5.00%, 07/01/25	8,955	9,586,854
Series B, 5.00%, 11/01/25	4,000	4,313,848
Series B, 5.00%, 07/01/26	4,950	5,415,469
Series B, 5.00%, 07/01/27	1,105	1,233,969

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.00%, 07/01/28	$11,745	$13,351,743
Series B, 5.00%, 07/01/29	3,500	4,042,686
Series B, 5.00%, 07/01/32 (Call 07/01/30)	8,200	9,401,415
Series B, 5.00%, 07/01/33 (Call 07/01/26)	2,080	2,244,259
Series B, 5.00%, 04/01/47 (Call 04/01/27)	5,000	5,311,990
Series B, 5.25%, 09/01/23 (AGM)	7,095	7,304,434
Series B, 5.25%, 09/01/24 (AGM)	2,135	2,255,686
Series B, 5.25%, 09/01/25 (AGM)	1,080	1,170,231
Series C, 2.75%, 03/01/50 (Call 03/01/30)	3,500	2,602,906
Series C, 3.00%, 03/01/47 (Call 03/01/30)	3,500	2,793,697
Series C, 5.00%, 04/01/23	17,000	17,271,174
Series C, 5.00%, 07/01/23 (Call 10/03/22)	5,510	5,521,974
Series C, 5.00%, 10/01/24	6,785	7,141,160
Series C, 5.00%, 05/01/25	2,500	2,666,450
Series C, 5.00%, 08/01/25	1,425	1,528,387
Series C, 5.00%, 10/01/25	11,105	11,954,586
Series C, 5.00%, 04/01/26	5,230	5,691,528
Series C, 5.00%, 05/01/26	10,000	10,901,724
Series C, 5.00%, 10/01/26	9,060	9,964,159
Series C, 5.00%, 10/01/27	1,250	1,402,639
Series C, 5.00%, 05/01/29 (Call 05/01/23)	2,000	2,034,453
Series C, 5.00%, 05/01/30 (Call 05/01/23)	5,000	5,086,468
Series C, 5.00%, 09/01/31	9,525	11,191,299
Series C, 5.00%, 05/01/32 (Call 05/01/23)	1,000	1,016,767
Series C, 5.00%, 05/01/33 (Call 05/01/23)	3,585	3,643,353
Series C, 5.00%, 05/01/44 (Call 05/01/29)	2,000	2,163,725
Series C, 5.00%, 05/01/45 (Call 05/01/29)	11,860	12,799,863
Series C, 5.00%, 05/01/47 (Call 05/01/29)	5,000	5,385,851
Series C, 5.50%, 12/01/22 (AGM)	2,865	2,888,904
Series C, 5.50%, 12/01/22 (AMBAC)	6,200	6,251,730
Series C, 5.50%, 12/01/23 (AMBAC)	1,050	1,091,675
Series D, 4.00%, 02/01/41 (Call 02/01/27)	3,000	2,952,058
Series D, 4.00%, 02/01/45 (Call 02/01/27)	2,000	1,953,938
Series D, 5.00%, 07/01/25	2,800	2,997,565
Series D, 5.00%, 07/01/26	9,080	9,933,831
Series D, 5.00%, 07/01/27	3,905	4,360,767
Series D, 5.00%, 07/01/28	2,600	2,955,686
Series D, 5.00%, 09/01/48 (Call 09/01/31)	9,935	10,921,523
Series E, 3.00%, 12/01/27	1,905	1,944,168
Series E, 4.00%, 09/01/39 (Call 09/01/25)	5,500	5,506,800
Series E, 4.00%, 04/01/46 (Call 04/01/25)	9,915	9,647,505
Series E, 5.00%, 11/01/22	9,690	9,735,910
Series E, 5.00%, 11/01/24	10,825	11,415,074
Series E, 5.00%, 11/01/25 (AMBAC)	2,150	2,318,693
Series E, 5.00%, 11/01/26	5,075	5,591,058
Series E, 5.00%, 11/01/27	10,495	11,794,006
Series E, 5.00%, 09/01/28 (PR 09/01/22)	4,400	4,400,000
Series E, 5.00%, 05/01/30 (Call 05/01/24)	22,550	23,453,247
Series E, 5.00%, 11/01/30	1,600	1,872,540
Series E, 5.00%, 09/01/31 (Call 10/03/22)	8,000	8,016,938
Series E, 5.00%, 05/01/32 (Call 05/01/24)	4,750	4,923,783
Series E, 5.00%, 11/01/32 (Call 11/01/30)	1,500	1,725,239
Series E, 5.00%, 05/01/33 (Call 05/01/24)	3,000	3,106,099
Series E, 5.00%, 11/01/33 (Call 11/01/30)	2,000	2,280,862
Series E, 5.00%, 09/01/37 (Call 09/01/28)	4,000	4,376,673
Series E, 5.00%, 11/01/50 (Call 11/01/30)	8,545	9,312,752
Series F, 5.00%, 11/01/25 (PR 11/01/22)	10,000	10,045,211
Series F, 5.00%, 11/01/38 (Call 11/01/27)	4,870	5,283,602
Series F, 5.00%, 11/01/39 (Call 11/01/27)	2,700	2,924,734
Series F, 5.00%, 11/01/42 (Call 11/01/27)	2,500	2,694,951

Security	Par (000)	Value

Massachusetts (continued)
Series G, 5.00%, 09/01/33 (Call 09/01/24)	$5,035	$5,245,447
Series H, 5.00%, 12/01/24	1,245	1,315,381
Series J, 5.00%, 12/01/36 (Call 12/01/26)	13,710	14,813,179
Series J, 5.00%, 12/01/37 (Call 12/01/26)	8,845	9,545,610
Commonwealth of Massachusetts Transportation Fund Revenue RB
5.00%, 06/01/40 ( 06/01/25)	10,840	11,357,215
5.00%, 06/01/49 (Call 06/01/29)	15,455	16,641,590
Series A, 4.00%, 06/01/45 (Call 06/01/25)	2,500	2,427,512
Series A, 5.00%, 06/01/41 (Call 06/01/26)	9,135	9,659,710
Series A, 5.00%, 06/01/42 (Call 06/01/27)	5,600	5,966,114
Series A, 5.00%, 06/01/43 (Call 12/01/27)	11,730	12,550,196
Series A, 5.00%, 06/01/44 (Call 06/01/24)	2,000	2,060,390
Series A, 5.00%, 06/01/47 (Call 06/01/27)	3,850	4,080,892
Series A, 5.00%, 06/01/51 (Call 06/01/30)	5,000	5,426,038
Massachusetts Bay Transportation Authority Assessment Revenue RB
Series A, 5.00%, 07/01/36 (Call 07/01/32)	1,885	2,177,268
Series A, 5.00%, 07/01/38 (Call 07/01/32)	9,485	10,853,226
Series A, 5.00%, 07/01/39 (Call 07/01/32)	10,000	11,429,679
Series A, 5.00%, 07/01/52 (Call 07/01/32)	10,500	11,695,343
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/41 (Call 07/01/29)	6,955	7,661,528
5.00%, 07/01/45 (Call 07/01/28)	2,360	2,551,758
5.00%, 07/01/50 (Call 07/01/28)	2,500	2,688,826
Series A, 5.00%, 07/01/24	6,445	6,745,633
Series A, 5.00%, 07/01/25	1,550	1,662,007
Series A, 5.00%, 07/01/27	13,900	15,529,042
Series A, 5.00%, 07/01/28	4,255	4,839,571
Series A, 5.00%, 07/01/29	2,780	3,211,048
Series A, 5.00%, 07/01/31	2,870	3,367,378
Series A, 5.25%, 07/01/30	3,635	4,317,087
Series A 1, 4.00%, 07/01/37 (Call 07/01/31)	1,500	1,532,594
Series A 1, 4.00%, 07/01/38 (Call 07/01/31)	3,000	3,055,449
Series A 1, 5.00%, 07/01/34 (Call 07/01/31)	1,215	1,390,274
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
Series A, 5.00%, 07/01/23	6,895	7,048,786
Series A-1, 5.00%, 07/01/24	1,250	1,309,456
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/23	2,605	2,668,673
5.00%, 08/01/24	4,015	4,214,227
5.00%, 08/01/26	2,000	2,196,651
5.00%, 08/01/28	3,000	3,422,281
Massachusetts Department of Transportation RB,
Series A, 0.00%, 01/01/28 (NPFGC)(a)	1,265	1,076,387
Massachusetts Development Finance Agency RB
5.00%, 11/15/32	25,000	30,141,285
5.00%, 01/01/41 (Call 01/01/25)	1,000	1,018,763
Series A, 4.00%, 07/15/36 (Call 07/15/26)	7,500	7,787,388
Series A, 5.00%, 10/15/25	11,500	12,440,753
Series A, 5.00%, 10/15/26	5,175	5,710,977
Series A, 5.00%, 10/15/27	8,000	9,015,925
Series A, 5.00%, 07/15/28 (Call 07/15/26)	2,000	2,185,227
Series A, 5.00%, 10/15/28	13,250	15,198,250
Series A, 5.00%, 10/15/29	5,000	5,830,299
Series A, 5.00%, 10/15/30	16,020	18,894,195
Series A, 5.00%, 07/15/33 (Call 07/15/26)	3,000	3,248,992
Series A, 5.00%, 07/15/34 (Call 07/15/26)	240	259,552
Series A, 5.00%, 07/15/36	1,490	1,756,498

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series A, 5.00%, 07/15/40	$8,000	$9,407,242
Series A, 5.00%, 01/01/47 (Call 01/01/27)	1,500	1,534,890
Series BB1, 5.00%, 10/01/46 (Call 10/01/26)	1,750	1,849,200
Series P, 5.00%, 07/01/43 (Call 07/01/23)	4,125	4,156,121
Series P, 5.00%, 07/01/50	10,000	11,775,156
Series U-6E, VRDN,0.98%, 10/01/42 (Put 09/01/22)(b)(c)	20,000	20,000,000
Series V, 5.00%, 07/01/55	1,000	1,158,900
Massachusetts Health & Educational Facilities Authority RB
Series A, VRDN,0.80%, 11/01/49 (Put 09/01/22)(b)(c)	25,000	25,000,000
Series J-1, VRDN,1.52%, 07/01/31 (Put 09/01/22)(b)(c)	15,000	15,000,000
Series J-2, VRDN,1.58%, 07/01/31 (Put 09/01/22)(b)(c)	1,280	1,280,000
Series K, 5.50%, 07/01/32	1,715	2,112,970
Massachusetts School Building Authority RB
Series A, 4.00%, 02/15/43 (Call 02/15/28)	4,000	3,919,130
Series A, 5.00%, 05/15/38 (PR 05/15/23)	6,005	6,118,125
Series A, 5.00%, 05/15/43 (PR 05/15/23)	7,815	7,962,222
Series A, 5.00%, 02/15/44 (Call 02/15/29)	2,000	2,180,805
Series A, 5.00%, 02/15/49 (PR 02/15/26)	42,710	46,381,975
Series A, 5.00%, 08/15/50 (Call 08/15/30)	10,870	11,982,564
Series A, 5.25%, 02/15/48 (Call 02/15/28)	6,360	6,910,403
Series B, 4.00%, 01/15/45 (Call 01/15/25)	2,000	1,945,447
Series B, 5.00%, 11/15/39 (Call 11/15/26)	3,000	3,220,920
Series B, 5.00%, 11/15/46 (Call 11/15/26)	13,025	13,870,451
Series C, 4.00%, 08/15/32 (Call 08/15/25)	26,555	27,411,160
Series C, 4.00%, 11/15/35 (Call 11/15/26)	5,500	5,640,344
Series C, 4.00%, 08/15/36 (Call 08/15/25)	1,000	1,010,904
Series C, 5.00%, 08/15/24	1,095	1,149,312
Series C, 5.00%, 08/15/37 (Call 08/15/25)	3,000	3,176,256
Series D, 5.00%, 08/15/37 (Call 08/15/25)	18,000	19,057,536
Massachusetts State College Building Authority RB
Series A, 5.00%, 05/01/41 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	5,000	5,336,906
Series A, 5.00%, 05/01/49 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	5,000	5,336,906
Series B, 5.00%, 05/01/39 (PR 05/01/24) (ST INTERCEPT)	2,500	2,607,358
Series B, 5.00%, 05/01/44 (PR 05/01/24) (HERBIP)	10,000	10,429,430
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
Series A, 5.00%, 01/01/26	8,500	9,166,308
Series A, 5.00%, 01/01/29	3,985	4,551,229
Series A, 5.00%, 01/01/31 (Call 01/01/29)	1,500	1,687,490
Series A, 5.00%, 01/01/34 (Call 01/01/29)	2,500	2,770,304
Series A, VRDN,5.00%, 01/01/39 (Put 01/01/23)(b)(c)	4,500	4,533,385
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	1,605	1,644,231
Series B, 5.00%, 08/01/38 (Call 08/01/30)	7,465	8,424,597
Series B, 5.00%, 08/01/43 (Call 08/01/28)	6,000	6,534,537
Series B, 5.00%, 08/01/44 (Call 08/01/29)	5,000	5,487,074
Series B, 5.25%, 08/01/23 (AGM)	1,000	1,026,782
Series B, 5.25%, 08/01/25 (AGM)	17,685	19,096,960
Series B, 5.25%, 08/01/26 (AGM)	11,020	12,184,221
Series B, 5.25%, 08/01/28 (AGM)	1,000	1,152,668
Series B, 5.25%, 08/01/30 (AGM)	3,325	3,953,329
Series B, 5.25%, 08/01/31 (AGM)	800	954,990
Series C, 5.00%, 08/01/32 (PR 08/01/26)	11,485	12,596,224
Series C, 5.00%, 08/01/34 (PR 08/01/26)	13,630	14,948,762
Series C, 5.00%, 08/01/35 (PR 08/01/26)	21,850	23,964,084

Security	Par (000)	Value

Massachusetts (continued)
University of Massachusetts Building Authority RB
Series 1, 4.00%, 11/01/44 (Call 11/01/27)	$2,145	$2,057,715
Series 1, 4.00%, 11/01/45 (Call 11/01/25)	2,500	2,386,091
Series 1, 5.00%, 11/01/39 (PR 11/01/22)	2,945	2,958,315
Series 1, 5.00%, 11/01/39 (PR 11/01/24)	7,085	7,460,458
Series 1, 5.00%, 11/01/40 (Call 11/01/25)	2,500	2,650,458
Series 1, 5.00%, 11/01/44 (PR 11/01/24)	2,770	2,917,897
Series 1 2021, 5.00%, 11/01/39 (Call 11/01/24)	6,750	7,025,374
Series 1-2021, 5.00%, 11/01/39 (PR 11/01/24)	5,805	6,112,626
Series 2021-1, 5.00%, 11/01/22	3,500	3,515,940
Series 2021-1, 5.00%, 11/01/23	1,500	1,545,714

		1,507,691,548

Michigan — 0.9%
Detroit City School District GO, Series A, 5.25%, 05/01/30 (AGM)	2,500	2,918,899
Great Lakes Water Authority Sewage Disposal System Revenue RB
Series B, 5.00%, 07/01/28	2,000	2,242,430
Series B, 5.00%, 07/01/34 (Call 07/01/26)	2,000	2,139,310
Great Lakes Water Authority Water Supply System Revenue RB
Series A, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,159,777
Series D, 5.00%, 07/01/30 (Call 07/01/26)	2,500	2,699,607
Series D, 5.00%, 07/01/36 (Call 07/01/26)	9,500	10,124,554
Lansing Board of Water & Light RB
5.00%, 07/01/48 (Call 07/01/29)	16,300	17,232,226
Series A, 5.00%, 07/01/44 (Call 07/01/29)	1,500	1,596,528
Michigan Finance Authority RB
4.00%, 11/01/48 (Call 11/01/28) (SAW)	2,000	1,816,836
Series B, 5.00%, 10/01/28 (Call 10/01/26)	2,395	2,619,379
Series C, 5.00%, 07/01/34 (Call 07/01/25)	2,600	2,741,068
Series C-3, 5.00%, 07/01/24 (AGM)	6,000	6,269,972
Series C 3, 5.00%, 07/01/32 (Call 07/01/24) (AGM)	1,000	1,039,154
Series D2, 5.00%, 07/01/26 (Call 07/01/24) (AGM)	1,000	1,045,362
Series D2, 5.00%, 07/01/27 (Call 07/01/24) (AGM)	3,380	3,532,704
Series D4, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,602,894
Series D4, 5.00%, 07/01/34 (Call 07/01/24)	1,385	1,434,453
Michigan State Building Authority RB
4.00%, 10/15/49 (Call 10/15/29)	14,180	13,401,046
4.00%, 10/15/52 ( 10/15/32)	2,250	2,044,951
4.00%, 04/15/54 (Call 10/15/29)	2,000	1,814,752
5.00%, 10/15/47 ( 10/15/32)	3,500	3,818,419
Series I, 3.00%, 10/15/45 (Call 10/15/30)	3,000	2,405,331
Series I, 3.00%, 10/15/51 (Call 10/15/31)	4,455	3,433,076
Series I, 4.00%, 10/15/46 (Call 10/15/31)	5,000	4,715,068
Series I, 5.00%, 04/15/28 (Call 10/15/25)	3,000	3,224,017
Series I, 5.00%, 10/15/30 (Call 10/15/26)	3,000	3,263,512
Series I, 5.00%, 04/15/31 (Call 10/15/25)	11,570	12,341,047
Series I, 5.00%, 04/15/38 (Call 10/15/25)	3,000	3,161,590
Series I, 5.00%, 04/15/41 (Call 10/15/26)	1,000	1,060,016
Series I, 5.00%, 10/15/50 (Call 10/15/25)	7,250	7,572,086
Series I, 5.00%, 10/15/51 (Call 10/15/26)	2,500	2,630,548
Series I-A, 5.00%, 10/15/29 (Call 10/15/23)	1,000	1,026,124
Michigan State University RB
Series B, 5.00%, 02/15/44 (Call 02/15/29)	5,990	6,459,566
Series B, 5.00%, 02/15/48 (Call 02/15/29)	6,660	7,155,689
Series C, 4.00%, 02/15/44 (Call 08/15/29)	4,660	4,406,841
State of Michigan GO
5.00%, 05/15/30	1,100	1,287,566
Series A, 5.00%, 05/15/31 (Call 05/15/30)	1,685	1,956,377

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Series A, 5.00%, 05/15/32 (Call 05/15/30)	$1,800	$2,079,849
Series A, 5.00%, 05/15/33 (Call 05/15/30)	2,100	2,414,846
State of Michigan RB
5.00%, 03/15/23	1,020	1,034,412
5.00%, 03/15/24	5,770	5,993,514
5.00%, 03/15/26	5,645	6,123,378
5.00%, 03/15/27	415	459,016
State of Michigan Trunk Line Revenue RB
4.00%, 11/15/38 (Call 11/15/31)	2,000	2,007,180
4.00%, 11/15/40 (Call 11/15/31)	10,000	9,772,326
4.00%, 11/15/44 (Call 11/15/31)	2,000	1,890,640
4.00%, 11/15/46 (Call 11/15/31)	2,350	2,162,858
5.00%, 11/15/22	2,535	2,549,101
5.00%, 11/15/23	8,430	8,691,096
5.00%, 11/15/24	5,000	5,277,262
5.00%, 11/15/25	1,975	2,131,767
5.00%, 11/15/32 (Call 11/15/31)	1,000	1,161,309
Series B, 4.00%, 11/15/37 (Call 11/15/30)	2,000	2,020,808
Series B, 4.00%, 11/15/39 (Call 11/15/30)	2,000	1,989,752
Series B, 4.00%, 11/15/45 (Call 11/15/30)	7,250	6,741,463
Series B, 5.00%, 11/15/27	1,215	1,366,318
Series B, 5.00%, 11/15/28	2,000	2,287,218
Series B, 5.00%, 11/15/45 (Call 11/15/30)	5,000	5,538,497
University of Michigan RB
5.00%, 04/01/46 (Call 04/01/26)	3,000	3,265,815
Series A, 5.00%, 04/01/23	725	736,438
Series A, 5.00%, 04/01/23 (ETM)	1,295	1,314,450
Series A, 5.00%, 04/01/42 (Call 04/01/27)	2,500	2,778,974
Series A, 5.00%, 04/01/47 (Call 04/01/27)	4,680	5,202,239
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/46 (Call 12/01/31)	3,750	4,031,007

		243,414,308

Minnesota — 1.0%
City of Minneapolis MN GO
4.00%, 12/01/23	12,980	13,255,569
4.00%, 12/01/24	3,005	3,112,881
4.00%, 12/01/26	10,000	10,655,355
County of Hennepin MN GO, Series A, 5.00%, 12/01/34 (Call 12/01/31)	5,550	6,431,409
Metropolitan Council GO
Series B, 5.00%, 12/01/22	29,510	29,710,500
Series B, 5.00%, 12/01/23	14,000	14,456,070
Series B, 5.00%, 12/01/24	10,065	10,643,062
Series B, 5.00%, 12/01/25	2,500	2,702,683
Series C, 5.00%, 12/01/27	2,500	2,816,211
Series C, 5.00%, 12/01/28	2,500	2,865,677
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	1,295	1,368,411
Series A, 5.00%, 01/01/26	1,250	1,348,818
Series C, 5.00%, 01/01/41 (Call 01/01/27)	1,500	1,577,017
Series C, 5.00%, 01/01/46 (Call 01/01/27)	4,000	4,155,641
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	1,010	1,023,778
State of Minnesota GO
Series A, 4.00%, 09/01/36 (Call 09/01/31)	7,265	7,589,987
Series A, 4.00%, 09/01/37 (Call 09/01/31)	10,540	10,920,136
Series A, 4.00%, 09/01/39 (Call 09/01/31)	2,000	2,044,667
Series A, 5.00%, 09/01/22	3,085	3,085,000
Series A, 5.00%, 09/01/23	15,000	15,401,498

Security	Par (000)	Value

Minnesota (continued)
Series A, 5.00%, 08/01/25 (Call 08/01/24)	$4,775	$5,010,105
Series A, 5.00%, 08/01/26	2,865	3,129,864
Series A, 5.00%, 09/01/26	14,130	15,462,641
Series A, 5.00%, 08/01/27	6,350	7,074,943
Series A, 5.00%, 08/01/28	3,160	3,580,599
Series A, 5.00%, 08/01/30 (Call 08/01/29)	1,000	1,154,854
Series A, 5.00%, 09/01/31	2,785	3,260,124
Series A, 5.00%, 10/01/31 (Call 10/01/27)	5,000	5,564,093
Series A, 5.00%, 09/01/32 (Call 09/01/31)	10,000	11,847,176
Series A, 5.00%, 08/01/35 (Call 08/01/29)	5,000	5,665,666
Series A, 5.00%, 08/01/38 (Call 08/01/30)	5,000	5,635,268
Series B, 5.00%, 09/01/24	10,450	10,975,375
Series B, 5.00%, 09/01/25	5,000	5,362,250
Series D, 5.00%, 08/01/23	12,500	12,807,828
Series D, 5.00%, 08/01/24	2,170	2,274,761
Series D, 5.00%, 10/01/24	3,430	3,605,046
Series D, 5.00%, 08/01/25	3,540	3,789,608
Series D, 5.00%, 08/01/26	4,385	4,790,385
Series D, 5.00%, 10/01/26	3,080	3,376,067
Series D, 5.00%, 08/01/27 (Call 08/01/26)	6,700	7,335,123
Series F, 4.00%, 10/01/24 (Call 10/01/23)	3,250	3,317,079
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (PR 01/01/24)	2,000	2,067,746

		272,250,971

Mississippi — 0.3%
State of Mississippi GO
Series A, 4.00%, 10/01/35 (Call 10/01/27)	5,000	5,110,843
Series A, 4.00%, 10/01/36 (Call 10/01/27)	4,145	4,230,607
Series A, 5.00%, 10/01/27	1,000	1,120,080
Series A, 5.00%, 10/01/28 (Call 10/01/27)	1,650	1,848,222
Series A, 5.00%, 10/01/29 (Call 10/01/27)	6,500	7,260,438
Series A, 5.00%, 10/01/31 (PR 10/01/27)	1,000	1,122,620
Series A, 5.00%, 10/01/32 (PR 10/01/27)	1,355	1,521,150
Series A, 5.00%, 10/01/34 (PR 10/01/27)	4,000	4,490,479
Series B, 4.00%, 10/01/39 (Call 10/01/29)	1,760	1,783,178
Series B, 5.00%, 12/01/32 (PR 12/01/23)	7,000	7,227,158
Series C, 4.00%, 10/01/41 (Call 10/01/28)	2,205	2,210,317
Series C, 5.00%, 10/01/24	4,000	4,214,977
Series C, 5.00%, 10/01/26 (Call 10/01/25)	3,525	3,794,808
Series C, 5.00%, 10/01/27 (PR 10/01/25)	3,420	3,683,759
Series C, 5.00%, 10/01/36 (Call 10/01/28)	3,250	3,585,644
Series F, 5.00%, 11/01/32 (PR 11/01/25)	4,700	5,071,753
West Rankin Utility Authority RB, 5.00%, 01/01/48 (PR 01/01/28) (AGM)	13,500	15,222,944

		73,498,977

Missouri — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB, Series A, 5.00%, 10/01/33 (PR 10/01/22)	2,000	2,004,446
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 4.00%, 01/01/42 (Call 01/01/28)	1,000	967,478
City of Springfield MO Public Utility Revenue RB, 4.00%, 08/01/31 (Call 08/01/25)	2,000	2,061,530
Curators of the University of Missouri (The) RB, Series B, 5.00%, 11/01/30	7,000	8,170,002
Metropolitan St. Louis Sewer District RB
Series A, 5.00%, 05/01/42 (Call 05/01/27)	2,000	2,145,565
Series A, 5.00%, 05/01/47 (Call 05/01/27)	3,775	4,022,796
Series B, 5.00%, 05/01/45 (Call 05/01/25)	2,850	3,022,312

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Series B, 5.00%, 05/01/45 (PR 05/01/25)	$1,350	$1,435,206
Missouri Highway & Transportation Commission RB
5.00%, 11/01/22	13,520	13,581,575
5.00%, 11/01/23	5,890	6,071,570
Series A, 5.00%, 05/01/23	6,385	6,497,833
Series A, 5.00%, 05/01/25 (Call 05/01/24)	5,000	5,211,377
Series A, 5.00%, 05/01/26	14,205	15,485,899
Series B, 5.00%, 11/01/22	4,980	5,002,681
Missouri Joint Municipal Electric Utility Commission RB, Series A, 5.00%, 12/01/40 (Call 06/01/26)	9,460	10,003,727
Missouri State Board of Public Buildings RB
Series B, 4.00%, 10/01/28	5,000	5,371,159
Series B, 5.00%, 10/01/22	2,000	2,004,495
Series B, 5.00%, 10/01/24	6,060	6,373,051

		99,432,702

Nebraska — 0.3%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/37 (PR 09/01/22)	1,000	1,000,000
Nebraska Public Power District RB
Series C, 5.00%, 01/01/24	2,000	2,066,680
Series D, 4.00%, 01/01/44 (Call 01/01/31)	3,625	3,455,887
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/49 (Call 02/01/26)	2,000	2,098,934
Omaha Public Power District RB
Series A, 3.00%, 02/01/41 (Call 08/01/30)	1,000	823,468
Series A, 4.00%, 02/01/51 (Call 08/01/30)	1,500	1,376,348
Series A, 5.00%, 02/01/30 (Call 02/01/29)	1,500	1,707,022
Series A, 5.00%, 02/01/31 (Call 02/01/29)	3,650	4,132,941
Series A, 5.00%, 02/01/42 (Call 12/01/27)	15,575	16,846,362
Series A, 5.00%, 02/01/46 (Call 08/01/30)	18,300	19,983,168
Series AA, 4.00%, 02/01/34 (Call 02/01/24)	2,500	2,525,575
Series B, 4.00%, 02/01/46 (Call 08/01/30)	3,000	2,830,262
Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,670	3,849,289
Series CC, 4.00%, 02/01/38 (Call 02/01/24)	10,000	10,026,308
University of Nebraska Facilities Corp. RB
Series A, 4.00%, 07/15/59 (Call 07/15/31)	3,500	3,237,691
Series B, 5.00%, 07/15/51 (Call 07/15/31)	3,000	3,287,020

		79,246,955

Nevada — 0.8%
Clark County School District GOL
Series A, 5.00%, 06/15/23	1,000	1,019,974
Series A, 5.00%, 06/15/25	5,240	5,591,007
Series C, 5.00%, 06/15/23	1,500	1,529,961
Series C, 5.00%, 06/15/24	2,580	2,692,949
Series C, 5.00%, 06/15/25	2,805	2,992,896
Series C, 5.00%, 06/15/26 (Call 12/15/25)	4,705	5,064,515
Series C, 5.00%, 06/15/27 (Call 12/15/25)	6,630	7,134,435
Series D, 5.00%, 06/15/28 (Call 12/15/25)	1,000	1,074,448
County of Clark Department of Aviation RB
5.00%, 07/01/23	3,055	3,118,048
5.00%, 07/01/25	2,500	2,672,146
5.00%, 07/01/26	2,010	2,189,775
5.00%, 07/01/32 (Call 07/01/29)	2,500	2,791,119
Series A, 5.00%, 07/01/23	2,350	2,398,108
Series A, 5.00%, 07/01/26	1,200	1,307,328
Series A-2, 5.00%, 07/01/40 (Call 07/01/27)	5,190	5,492,556
County of Clark NV GOL
4.00%, 06/01/38 (Call 06/01/27)	12,705	12,730,752
4.00%, 07/01/44 (Call 07/01/27)	7,135	6,925,853

Security	Par (000)	Value

Nevada (continued)
5.00%, 11/01/37 (PR 11/01/23)	$12,055	$12,413,946
Series B, 5.00%, 11/01/27 (Call 11/01/26)	2,000	2,196,711
Series B, 5.00%, 11/01/28 (Call 11/01/26)	5,000	5,477,254
County of Clark NV Passenger Facility Charge Revenue RB
5.00%, 07/01/23	1,750	1,786,116
5.00%, 07/01/26	2,000	2,178,881
5.00%, 07/01/33 (Call 07/01/29)	2,000	2,216,646
County of Washoe NV RB, 5.00%, 02/01/42 (Call 02/01/29)	2,000	2,168,289
Las Vegas Valley Water District GOL
4.00%, 06/01/39 (Call 12/01/24)	2,000	2,000,505
4.00%, 06/01/47 ( 06/01/32)	15,235	14,403,053
4.00%, 06/01/52 ( 06/01/32)	18,430	17,174,373
5.00%, 06/01/34 (Call 06/01/26)	3,500	3,754,742
5.00%, 06/01/35 (Call 06/01/26)	2,000	2,142,629
5.00%, 06/01/39 (Call 12/01/24)	5,775	6,018,911
Series A, 5.00%, 06/01/26	10,000	10,924,772
Series A, 5.00%, 06/01/41 (Call 06/01/26)	9,730	10,349,223
Series A, 5.00%, 06/01/46 (Call 06/01/26)	4,000	4,235,692
State of Nevada GOL
Series B, 5.00%, 11/01/26 (Call 05/01/25)	1,595	1,698,217
Series D, 5.00%, 04/01/24	3,020	3,144,968
Series D, 5.00%, 04/01/25	3,260	3,475,641
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/25	1,410	1,521,561
5.00%, 12/01/27 (Call 06/01/26)	3,000	3,269,555
5.00%, 12/01/28 (Call 06/01/26)	6,715	7,305,791
Washoe County School District/NV GOL, Series C, 4.00%, 10/01/47 (Call 10/01/27)	52,635	48,399,667

		234,983,013

New Hampshire — 0.0%
State of New Hampshire GO, Series D, 5.00%, 12/01/24	6,055	6,404,122

New Jersey — 4.2%
County of Monmouth NJ GO
Series A, 5.00%, 01/15/31	6,430	7,524,492
Series A, 5.00%, 01/15/32 (Call 07/15/31)	5,160	6,039,962
Series A, 5.00%, 01/15/34 (Call 07/15/31)	6,250	7,239,329
Garden State Preservation Trust RB, Series A, 5.75%, 11/01/28 (AGM)	1,500	1,676,359
New Jersey Economic Development Authority RB
4.00%, 11/01/37 (Call 11/01/29)	2,000	1,942,553
4.00%, 06/15/44 (Call 12/15/29)	2,000	1,848,104
4.00%, 11/01/44 (Call 11/01/29)	750	692,606
5.00%, 06/15/26	4,910	5,269,098
5.00%, 03/01/27 (Call 03/01/23)	32,800	33,239,478
5.00%, 06/15/27	1,000	1,083,565
5.00%, 11/01/34 (Call 11/01/29)	1,000	1,069,803
5.00%, 11/01/40 (Call 11/01/29)	1,000	1,046,907
5.00%, 11/01/44 (Call 11/01/29)	1,000	1,038,318
5.00%, 06/15/49 (Call 12/15/29)	5,000	5,167,290
Series A, 4.00%, 11/01/27 (SAP)	1,255	1,291,720
Series A, 4.00%, 07/01/34 (Call 07/01/27)	3,540	3,484,235
Series A, 5.00%, 06/15/42 (Call 12/15/27)	4,665	4,841,702
Series AAA, 5.00%, 06/15/36 (Call 12/15/26)	1,000	1,047,316
Series AAA, 5.00%, 06/15/41 (Call 12/15/26)	1,515	1,570,030
Series B, 5.00%, 11/01/23 (SAP)	4,430	4,540,782
Series B, 5.00%, 11/01/26 (SAP)	9,500	10,251,480
Series B, 5.00%, 06/15/43 (Call 12/15/28)	1,000	1,037,475

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series BBB, 5.00%, 06/15/23	$1,000	$1,017,771
Series BBB, 5.50%, 06/15/30 (PR 12/15/26)	3,000	3,375,456
Series DDD, 5.00%, 06/15/42 (Call 06/15/27)	6,700	6,932,054
Series EEE, 5.00%, 06/15/36 (Call 12/15/28)	2,640	2,786,030
Series EEE, 5.00%, 06/15/43 (Call 12/15/28)	4,590	4,762,009
Series EEE, 5.00%, 06/15/48 (Call 12/15/28)	6,000	6,189,366
Series II, 5.00%, 03/01/23 (Call 09/26/22)	2,000	2,003,084
Series II, 5.00%, 03/01/25 (Call 09/26/22)	2,655	2,658,710
Series MMM, 4.00%, 06/15/35 (Call 12/15/29)	2,000	1,957,586
Series MMM, 5.00%, 06/15/33 (Call 12/15/29)	6,460	6,976,693
Series MMM, 5.00%, 06/15/34 (Call 12/15/29)	2,500	2,679,710
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,455	1,532,050
Series N-1, 5.50%, 09/01/26 (AMBAC)	1,000	1,099,903
Series NN, 5.00%, 03/01/23	4,090	4,139,075
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	4,585	4,634,153
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	3,590	3,628,535
Series NN, 5.00%, 03/01/26 (Call 03/01/23)	5,035	5,088,883
Series NN, 5.00%, 03/01/28 (PR 03/01/23)	3,560	3,606,080
Series NN, 5.00%, 03/01/30 (PR 03/01/23)	6,610	6,695,559
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	4,320	4,475,602
Series PP, 5.00%, 06/15/27 (PR 06/15/24)	3,000	3,137,346
Series PP, 5.00%, 06/15/31 (PR 06/15/24)	2,500	2,614,455
Series QQQ, 4.00%, 06/15/46 (Call 12/15/30)	12,175	11,149,310
Series QQQ, 4.00%, 06/15/50 (Call 12/15/30)	2,250	2,033,021
Series UU, 5.00%, 06/15/40 (Call 06/15/24)	1,670	1,707,410
Series UU, 5.00%, 06/15/40 (PR 06/15/24)	390	407,506
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	2,500	2,688,409
Series WW, 5.25%, 06/15/40 (Call 06/15/25)	945	975,461
Series WW, 5.25%, 06/15/40 (PR 06/15/25)	55	59,145
Series XX, 4.00%, 06/15/24 (SAP)	3,015	3,076,075
Series XX, 5.00%, 06/15/25	5,000	5,277,177
Series XX, 5.00%, 06/15/26 (Call 06/15/25) (SAP)	5,000	5,268,415
New Jersey Educational Facilities Authority RB
5.00%, 03/01/27	11,330	12,619,217
5.00%, 07/01/28 ( 07/01/26)	5,115	5,595,985
5.00%, 03/01/32	5,000	5,947,509
Series A, 5.00%, 07/01/26 (Call 07/01/24)	1,650	1,727,572
Series B, 5.00%, 03/01/28	5,755	6,521,299
Series B, 5.00%, 07/01/29 (Call 07/01/27)	5,000	5,590,723
Series C, 5.00%, 03/01/27	7,025	7,824,360
New Jersey Institute of Technology/NJ RB, Series A,
5.00%, 07/01/45 (Call 07/01/25)	2,500	2,588,139
New Jersey Transportation Trust Fund Authority RB
3.00%, 06/15/50 ( 12/15/30)	9,000	6,499,925
4.00%, 12/15/39 (Call 12/15/29)	500	480,286
5.00%, 12/15/24	4,500	4,706,429
5.00%, 12/15/25	3,725	3,966,455
5.00%, 12/15/26	710	767,514
5.00%, 12/15/27	1,380	1,505,012
5.00%, 12/15/28	1,000	1,096,617
5.00%, 06/15/32 ( 06/15/31)	4,250	4,674,433
5.00%, 06/15/32 (Call 12/15/31)	2,500	2,761,629
5.00%, 12/15/32 (Call 12/15/29)	7,340	7,953,748
5.00%, 12/15/39 (Call 12/15/29)	1,000	1,048,592
Series S, 5.00%, 06/15/34 (Call 12/15/28)	2,500	2,657,888
Series S, 5.00%, 06/15/46 (Call 12/15/28)	7,000	7,229,335
Series A, 0.00%, 12/15/23(a)	2,000	1,921,355
Series A, 0.00%, 12/15/25(a)	2,255	2,020,505
Series A, 0.00%, 12/15/28(a)	3,655	2,909,565
Series A, 0.00%, 12/15/29(a)	3,290	2,508,600

Security	Par (000)	Value

New Jersey (continued)
Series A, 0.00%, 12/15/30(a)	$3,000	$2,184,533
Series A, 0.00%, 12/15/31(a)	5,425	3,756,294
Series A, 0.00%, 12/15/32(a)	1,290	848,165
Series A, 0.00%, 12/15/33(a)	930	579,081
Series A, 0.00%, 12/15/34(a)	16,055	9,462,339
Series A, 0.00%, 12/15/35(a)	11,710	6,537,462
Series A, 0.00%, 12/15/36(a)	3,750	1,980,231
Series A, 0.00%, 12/15/37(a)	7,700	3,842,898
Series A, 0.00%, 12/15/38(a)	4,485	2,107,456
Series A, 0.00%, 12/15/39(a)	33,700	14,904,273
Series A, 0.00%, 12/15/40(a)	5,500	2,285,344
Series A, 4.00%, 12/15/31 (Call 12/15/28)	9,630	9,796,465
Series A, 4.00%, 06/15/34 (Call 06/15/31)	9,025	8,889,164
Series A, 4.00%, 06/15/36 (Call 06/15/31)	1,165	1,136,975
Series A, 4.00%, 12/15/37 (Call 12/15/28) (BAM)	1,000	1,000,682
Series A, 4.25%, 12/15/38 (Call 12/15/28)	1,000	993,945
Series A, 5.00%, 06/15/23	1,000	1,017,849
Series A, 5.00%, 06/15/24	3,325	3,453,975
Series A, 5.00%, 12/15/24	1,000	1,045,873
Series A, 5.00%, 12/15/27	6,230	6,794,367
Series A, 5.00%, 06/15/28 (Call 06/15/26)	8,350	8,988,416
Series A, 5.00%, 12/15/28	6,050	6,634,535
Series A, 5.00%, 06/15/29 (Call 06/15/26)	6,700	7,197,748
Series A, 5.00%, 06/15/30 (Call 06/15/26)	6,500	6,965,622
Series A, 5.00%, 12/15/30 (Call 12/15/28)	2,500	2,709,504
Series A, 5.00%, 06/15/31 (Call 06/15/26)	5,830	6,229,105
Series A, 5.00%, 12/15/32 (Call 12/15/28)	2,000	2,147,146
Series A, 5.00%, 12/15/33 (Call 12/15/28)	9,045	9,661,458
Series A, 5.00%, 12/15/34 (Call 12/15/28)	8,000	8,495,923
Series A, 5.00%, 12/15/35 (Call 12/15/28)	4,000	4,229,090
Series A, 5.00%, 12/15/36 (Call 12/15/28)	8,685	9,156,880
Series A, 5.25%, 12/15/22	1,700	1,714,054
Series A, 5.25%, 12/15/22 (AGM-CR)	20,530	20,696,747
Series A, 5.50%, 12/15/22	11,025	11,123,938
Series A, 5.50%, 12/15/23	10,845	11,211,357
Series A, 5.75%, 06/15/25 (NPFGC)	2,600	2,791,874
Series A-1, 5.00%, 06/15/24	3,890	4,040,892
Series A 1, 5.00%, 06/15/27 (Call 06/15/26)	3,425	3,691,987
Series A 1, 5.00%, 06/15/29 (Call 06/15/26)	1,870	2,008,924
Series A 1, 5.00%, 06/15/30 (Call 06/15/26)	1,000	1,071,634
Series AA, 4.00%, 06/15/35 (Call 12/15/30)	2,655	2,598,695
Series AA, 4.00%, 06/15/36 (Call 12/15/30)	1,750	1,707,903
Series AA, 4.00%, 06/15/37 (Call 12/15/30)	2,490	2,419,747
Series AA, 4.00%, 06/15/38 (Call 12/15/30)	3,000	2,896,932
Series AA, 4.00%, 06/15/39 (Call 12/15/30)	7,750	7,450,459
Series AA, 4.00%, 06/15/40 (Call 12/15/30)	500	478,406
Series AA, 4.00%, 06/15/45 (Call 12/15/30)	5,000	4,595,908
Series AA, 4.00%, 06/15/50 (Call 12/15/30)	13,810	12,478,230
Series AA, 5.00%, 06/15/25 (Call 06/15/24)	1,000	1,037,031
Series AA, 5.00%, 06/15/28 (Call 06/15/23)	12,000	12,194,905
Series AA, 5.00%, 06/15/36 (Call 12/15/30)	1,000	1,066,978
Series AA, 5.00%, 06/15/38 (Call 06/15/24)	3,100	3,172,486
Series AA, 5.00%, 06/15/38 (Call 12/15/30)	2,000	2,118,613
Series AA, 5.00%, 06/15/40 (Call 12/15/30)	1,250	1,314,276
Series AA, 5.00%, 06/15/44 (Call 06/15/23)	9,380	9,474,035
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	350	356,965
Series AA, 5.00%, 06/15/45 (Call 06/15/25)	2,500	2,551,803
Series AA, 5.00%, 06/15/45 (Call 12/15/30)	9,315	9,667,568
Series AA, 5.00%, 06/15/50 (Call 12/15/30)	5,000	5,175,189
Series AA, 5.25%, 06/15/41 (Call 06/15/25)	1,000	1,030,791

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series AA, 5.50%, 06/15/39 (Call 06/15/23)	$3,785	$3,841,932
Series B, 5.25%, 12/15/22 (AMBAC)	1,900	1,912,794
Series B, 5.25%, 12/15/23 (AMBAC)	8,520	8,769,098
Series BB, 4.00%, 06/15/36 (Call 12/15/28)	6,200	6,050,857
Series BB, 4.00%, 06/15/37 (Call 12/15/28)	2,000	1,943,572
Series BB, 4.00%, 06/15/38 (Call 12/15/28)	15,340	14,812,980
Series BB, 4.00%, 06/15/44 (Call 12/15/28)	2,000	1,848,104
Series BB, 4.00%, 06/15/50 (Call 12/15/28)	7,640	6,903,235
Series BB, 5.00%, 06/15/33 (Call 12/15/28)	4,000	4,280,933
Series BB, 5.00%, 06/15/35 (Call 12/15/28)	8,960	9,480,966
Series BB, 5.00%, 06/15/44 (Call 12/15/28)	2,500	2,589,781
Series BB, 5.00%, 06/15/50 (Call 12/15/28)	7,185	7,402,774
Series C, 0.00%, 12/15/24 (AMBAC)(a)	1,790	1,667,329
Series C, 0.00%, 12/15/25 (AMBAC)(a)	30,170	27,164,057
Series C, 0.00%, 12/15/27 (NPFGC)(a)	6,050	5,059,777
Series C, 0.00%, 12/15/28 (AMBAC)(a)	4,615	3,707,962
Series C, 0.00%, 12/15/30 (NPFGC)(a)	3,760	2,767,045
Series C, 0.00%, 12/15/31 (NPFGC)(a)	2,000	1,401,301
Series C, 0.00%, 12/15/32 (AGM)(a)	5,000	3,398,730
Series C, 0.00%, 12/15/33 (AGM)(a)	13,040	8,421,424
Series C, 0.00%, 12/15/35 (AMBAC)(a)	3,990	2,280,292
Series D, 5.00%, 12/15/23	2,400	2,466,030
Series D, 5.00%, 12/15/24	2,830	2,959,821
Series D, 5.00%, 06/15/32 (Call 12/15/24)	18,390	19,065,301
Series D, 5.25%, 12/15/23	5,935	6,116,889
New Jersey Turnpike Authority RB
Series A, 4.00%, 01/01/35 (Call 07/01/24)	3,145	3,177,295
Series A, 4.00%, 01/01/42 (Call 01/01/31)	11,110	10,649,558
Series A, 4.00%, 01/01/48 (Call 01/01/29)	20,285	19,204,737
Series A, 5.00%, 01/01/28 (Call 07/01/24)	5,010	5,222,315
Series A, 5.00%, 01/01/29 (Call 01/01/27)	2,000	2,186,375
Series A, 5.00%, 01/01/30 (Call 07/01/24)	3,250	3,379,574
Series A, 5.00%, 01/01/31 (PR 07/01/24)	12,730	13,326,140
Series A, 5.00%, 01/01/32 (Call 07/01/24)	1,175	1,218,406
Series A, 5.00%, 01/01/33 (Call 07/01/24)	800	828,525
Series A, 5.00%, 01/01/33 (Call 01/01/27)	2,000	2,159,396
Series A, 5.00%, 01/01/48 (Call 01/01/29)	6,630	7,076,361
Series B, 4.00%, 01/01/34 (Call 01/01/28)	1,000	1,024,586
Series B, 5.00%, 01/01/23	3,045	3,070,736
Series B, 5.00%, 01/01/24 (PR 01/01/23)	2,790	2,815,070
Series B, 5.00%, 01/01/25 (PR 01/01/23)	6,520	6,578,587
Series B, 5.00%, 01/01/26 (PR 01/01/23)	5,355	5,403,118
Series B, 5.00%, 01/01/27 (PR 01/01/23)	2,020	2,038,151
Series B, 5.00%, 01/01/28	1,750	1,957,553
Series B, 5.00%, 01/01/28 (PR 01/01/23)	2,500	2,522,464
Series B, 5.00%, 01/01/29 (Call 01/01/28)	1,290	1,435,372
Series B, 5.00%, 01/01/29 (PR 01/01/23)	1,400	1,412,580
Series B, 5.00%, 01/01/31 (Call 01/01/28)	4,500	4,968,386
Series B, 5.00%, 01/01/32 (Call 01/01/28)	8,150	8,955,216
Series B, 5.00%, 01/01/40 (Call 01/01/28)	4,500	4,811,694
Series C, 5.00%, 01/01/25	5,025	5,302,835
Series E, 5.00%, 01/01/31 (Call 01/01/28)	3,400	3,753,892
Series E, 5.00%, 01/01/32 (Call 01/01/28)	7,200	7,911,356
Series E, 5.00%, 01/01/34 (Call 01/01/25)	2,000	2,086,793
Series E, 5.00%, 01/01/45 (Call 01/01/25)	17,345	17,929,955
Series G, 4.00%, 01/01/34 (Call 01/01/28)	3,500	3,586,051
Series G, 4.00%, 01/01/43 (Call 01/01/28)	21,545	20,587,816
Series G, 5.00%, 01/01/35 (Call 01/01/28)	3,565	3,869,485
Series G, 5.00%, 01/01/36 (Call 01/01/28)	2,380	2,576,537

Security	Par (000)	Value

New Jersey (continued)
State of New Jersey GO
2.00%, 06/01/24	$4,810	$4,731,236
4.00%, 06/01/28 (PR 06/01/23)	4,440	4,491,185
4.00%, 06/01/30 (PR 06/01/23)	5,755	5,821,345
5.00%, 06/01/27 (Call 06/01/25)	2,885	3,066,267
5.00%, 06/01/32 (PR 06/01/25)	1,500	1,601,613
Series A, 4.00%, 06/01/30	8,250	8,799,426
Series A, 4.00%, 06/01/31	32,000	34,150,019
Series A, 4.00%, 06/01/32	10,500	11,208,032
Series A, 5.00%, 06/01/24	10,500	10,919,067
Series A, 5.00%, 06/01/25	22,580	23,991,941
Series A, 5.00%, 06/01/26	15,400	16,691,729
Series A, 5.00%, 06/01/27	19,335	21,318,222
Series A, 5.00%, 06/01/28	21,605	24,157,454
Series A, 5.00%, 06/01/29	27,380	30,951,710

		1,159,107,605

New Mexico — 0.2%
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/24	10,500	10,972,824
Series A, 5.00%, 06/15/25	600	641,028
Series A, 5.00%, 06/15/28	6,500	7,368,631
Series A, 5.00%, 06/15/30	1,500	1,742,603
State of New Mexico GO
5.00%, 03/01/23	10,000	10,134,419
5.00%, 03/01/25	3,000	3,188,583
5.00%, 03/01/27	7,725	8,572,626
5.00%, 03/01/29	5,000	5,731,006
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/31	13,540	15,944,550
Series A, 5.00%, 07/01/26	2,500	2,736,045

		67,032,315

New York — 21.0%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	5,915	5,790,143
Series A, 5.00%, 11/01/22	500	502,277
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,635	1,685,211
Series A, 5.00%, 11/01/26 (Call 11/01/23)	1,875	1,932,581
Series A, 5.00%, 11/01/49 (Call 11/01/29)	3,960	4,343,149
Series B, 5.00%, 11/01/39 (Call 11/01/29)	840	940,885
Series B, 5.00%, 11/01/40 (Call 11/01/29)	3,700	4,135,550
Series D-1, VRDN, 1.64%, 11/01/38 (Put 09/01/22)(b)(c).	25,000	25,000,000
City of New York NY GO
4.00%, 08/01/41 ( 08/01/30)	3,345	3,254,978
5.00%, 04/01/32 (Call 04/01/29)	5,250	5,840,261
VRDN, 1.05%, 08/01/44 (Put 09/01/22)(b)(c)	15,440	15,440,000
VRDN, 1.08%, 12/01/47 (Put 09/01/22)(b)(c)	30,000	30,000,000
Series 1, 5.00%, 08/01/23	3,760	3,850,525
Series 1, 5.00%, 08/01/25	6,285	6,729,992
Series 1-I, 5.00%, 03/01/30 (Call 03/01/24)	1,000	1,034,520
Series 2015-A, 5.00%, 08/01/31 (Call 08/01/24)	2,500	2,608,265
Series 2015-A, 5.00%, 08/01/32 (Call 08/01/24)	1,000	1,042,925
Series A, 5.00%, 08/01/23	8,215	8,412,783
Series A, 5.00%, 08/01/24	12,380	12,987,172
Series A, 5.00%, 08/01/25	1,610	1,723,992
Series A, 5.00%, 08/01/26	5,250	5,737,404
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,850	1,977,753
Series A, 5.00%, 08/01/27 (Call 08/01/25)	1,060	1,131,043
Series A, 5.00%, 08/01/28 (Call 08/01/25)	3,260	3,473,766
Series A 1, 4.00%, 08/01/34 (Call 08/01/30)	1,775	1,808,992

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A-1, 4.00%, 08/01/34 (Call 08/01/31)	$2,550	$2,606,003
Series A-1, 4.00%, 08/01/36 (Call 08/01/26)	5,390	5,444,747
Series A-1, 4.00%, 08/01/37 (Call 08/01/29)	2,500	2,494,429
Series A-1, 4.00%, 08/01/39 (Call 08/01/31)	8,000	7,848,911
Series A-1, 4.00%, 08/01/40 (Call 08/01/31)	2,000	1,952,891
Series A-1, 4.00%, 08/01/44 (Call 08/01/29)	9,000	8,610,495
Series A-1, 4.00%, 08/01/50 (Call 08/01/31)	3,315	3,130,925
Series A-1, 5.00%, 08/01/24	11,845	12,425,933
Series A-1, 5.00%, 08/01/25	12,275	13,144,098
Series A-1, 5.00%, 08/01/27	2,500	2,784,187
Series A-1, 5.00%, 08/01/29	8,925	10,223,802
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	1,660	1,797,341
Series A-1, 5.00%, 08/01/32 (Call 08/01/30)	1,000	1,135,374
Series A-1, 5.00%, 10/01/32 (PR 10/01/22)	4,635	4,645,379
Series A-1, 5.00%, 08/01/36 (Call 08/01/23)	15,000	15,317,230
Series A-1, 5.00%, 08/01/38 (Call 08/01/26)	3,000	3,204,503
Series A-2015, 5.00%, 08/01/24	1,660	1,741,414
Series A-3, 4.00%, 08/01/35 (Call 08/01/30)	2,500	2,531,245
Series B, VRDN, 1.08%, 10/01/46 (Put 09/01/22)(b)(c)	10,770	10,770,000
Series B-1, 3.00%, 10/01/41 (Call 10/01/29)	2,000	1,665,134
Series B-1, 4.00%, 10/01/35 (Call 10/01/29)	1,015	1,026,170
Series B-1, 4.00%, 10/01/37 (Call 10/01/29)	1,880	1,875,008
Series B-1, 4.00%, 10/01/41 (Call 10/01/27)	1,000	971,891
Series B-1, 5.00%, 08/01/25	8,000	8,566,418
Series B-1, 5.00%, 08/01/26	6,500	7,103,452
Series B-1, 5.00%, 08/01/27	4,335	4,827,780
Series B-1, 5.00%, 08/01/29	32,500	37,229,530
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	1,005	1,098,891
Series B-1, 5.00%, 10/01/31 (Call 10/01/29)	1,175	1,319,593
Series B-1, 5.00%, 10/01/32 (Call 10/01/29)	1,000	1,117,738
Series B-1, 5.00%, 10/01/33 (Call 10/01/29)	6,310	7,012,454
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	1,800	1,947,089
Series B-1, 5.00%, 10/01/34 (Call 10/01/29)	2,500	2,754,379
Series B-1, 5.00%, 12/01/35 (Call 12/01/26)	7,815	8,421,213
Series B-1, 5.00%, 10/01/36 (Call 10/01/29)	14,240	15,567,434
Series B-1, 5.00%, 10/01/37 (Call 10/01/27)	3,000	3,235,422
Series B-1, 5.00%, 10/01/38 (Call 10/01/27)	6,455	6,944,980
Series B-1, 5.00%, 10/01/38 (Call 10/01/29)	5,000	5,433,415
Series B-1, 5.00%, 12/01/38 (Call 12/01/26)	1,500	1,610,166
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	3,000	3,201,866
Series C, 4.00%, 08/01/34 (Call 02/01/28)	1,000	1,019,588
Series C, 4.00%, 08/01/35 (Call 02/01/26)	4,870	4,926,439
Series C, 4.00%, 08/01/36 (Call 08/01/30)	1,000	1,004,610
Series C, 4.00%, 08/01/37 (Call 08/01/30)	6,000	5,986,092
Series C, 4.00%, 08/01/40 (Call 08/01/30)	1,000	976,446
Series C, 5.00%, 08/01/23	6,550	6,707,697
Series C, 5.00%, 08/01/24	12,895	13,527,430
Series C, 5.00%, 08/01/25	3,980	4,261,793
Series C, 5.00%, 08/01/26	1,035	1,131,088
Series C, 5.00%, 08/01/27 (Call 02/01/25)	4,500	4,751,988
Series C, 5.00%, 08/01/28 (Call 02/01/25)	5,165	5,448,017
Series C, 5.00%, 08/01/28 (Call 02/01/26)	895	965,003
Series C, 5.00%, 08/01/28 (Call 02/01/27)	1,000	1,090,294
Series C, 5.00%, 08/01/29 (Call 02/01/26)	7,260	7,813,066
Series C, 5.00%, 08/01/29 (Call 02/01/28)	4,000	4,445,548
Series C, 5.00%, 08/01/30	1,485	1,716,223
Series C, 5.00%, 08/01/32 (Call 02/01/28)	2,435	2,677,841
Series C, 5.00%, 08/01/33 (Call 08/01/30)	1,000	1,121,499
Series C, 5.00%, 08/01/38 (Call 08/01/30)	8,665	9,424,235
Series C, 5.00%, 08/01/42 (Call 08/01/30)	13,225	14,232,787

Security	Par (000)	Value

New York (continued)
Series C-1, 5.00%, 08/01/23	$3,000	$3,072,228
Series C-1, 5.00%, 08/01/25	2,000	2,141,605
Series C-1, 5.00%, 08/01/27	2,500	2,784,187
Series C-1, 5.00%, 08/01/28	3,000	3,394,027
Series C-1, 5.00%, 08/01/29	2,000	2,291,048
Series C-1, 5.00%, 08/01/30	6,750	7,801,013
Series C-1, 5.00%, 08/01/31 (Call 08/01/30)	1,500	1,712,089
Series C-1, 5.00%, 08/01/33 (Call 08/01/30)	5,635	6,319,647
Series C-1, 5.00%, 08/01/36 (Call 08/01/30)	2,815	3,087,148
Series D, 5.00%, 08/01/24 (Call 02/01/23)	2,075	2,097,343
Series D, 5.00%, 08/01/25 (Call 02/01/23)	4,860	4,912,073
Series D, 5.00%, 08/01/27 (Call 02/01/23)	2,335	2,359,533
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	3,000	2,911,957
Series D1, 4.00%, 12/01/42 (Call 12/01/28)	5,000	4,825,820
Series D1, 5.00%, 12/01/34 (Call 12/01/28)	5,000	5,512,163
Series D1, 5.00%, 12/01/39 (Call 12/01/28)	11,945	12,868,456
Series D1, 5.00%, 12/01/40 (Call 12/01/28)	4,815	5,177,471
Series D1, 5.00%, 12/01/42 (Call 12/01/28)	4,020	4,306,044
Series D-1, 4.00%, 03/01/36 (Call 03/01/30)	2,700	2,714,041
Series D-1, 4.00%, 03/01/41 (Call 03/01/30)	2,000	1,949,585
Series D-1, 4.00%, 03/01/50 (Call 03/01/30)	7,000	6,619,339
Series D-1, 4.25%, 05/01/40 (Call 05/01/32)	2,500	2,471,469
Series D-1, 4.50%, 05/01/49 (Call 05/01/32)	3,625	3,586,649
Series D-1, 5.00%, 08/01/27 (Call 08/01/23)	1,290	1,319,050
Series D-1, 5.00%, 03/01/37 (Call 03/01/30)	2,500	2,719,856
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	3,000	3,232,775
Series D-1, 5.25%, 05/01/40 (Call 05/01/32)	3,500	3,909,834
Series D-1, 5.25%, 05/01/41 (Call 05/01/32)	9,300	10,338,348
Series D-1, 5.25%, 05/01/42 (Call 05/01/32)	8,000	8,867,445
Series D-1, 5.25%, 05/01/43 (Call 05/01/32)	8,500	9,396,294
Series D-1, 5.50%, 05/01/46 (Call 05/01/32)	1,800	2,036,002
Series D-3, 5.00%, 08/01/38 (Call 08/01/23)	10,000	10,214,990
Series E, 5.00%, 08/01/23	3,310	3,389,691
Series E, 5.00%, 08/01/24	4,575	4,799,379
Series E, 5.00%, 08/01/25	10,180	10,900,767
Series E, 5.00%, 08/01/28 (Call 08/01/26)	1,900	2,068,985
Series E, 5.00%, 08/01/32 (Call 02/01/29)	1,000	1,108,460
Series E, 5.00%, 08/01/34 (Call 02/01/29)	1,000	1,093,679
Series E 1, 4.00%, 03/01/41 (Call 03/01/28)	2,600	2,536,087
Series E 1, 5.00%, 03/01/37 (Call 03/01/28)	2,500	2,682,350
Series E 1, 5.00%, 03/01/38 (Call 03/01/28)	2,500	2,676,807
Series E 1, 5.00%, 03/01/39 (Call 03/01/28)	2,000	2,137,924
Series E 1, 5.00%, 03/01/44 (Call 03/01/28)	2,000	2,120,479
Series F-1, 3.50%, 04/01/46 (Call 04/01/28)	4,000	3,467,792
Series F 1, 5.00%, 03/01/28 (PR 03/01/23)	4,775	4,839,661
Series F-1, 5.00%, 04/01/34 (Call 04/01/28)	1,000	1,094,435
Series F-1, 5.00%, 06/01/36 (Call 06/01/25)	1,100	1,155,342
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	30	30,350
Series F 1, 5.00%, 03/01/37 (PR 03/01/23)	5,495	5,568,042
Series F-1, 5.00%, 04/01/37 (Call 04/01/28)	2,500	2,687,405
Series F-1, 5.00%, 04/01/43 (Call 04/01/28)	14,000	14,875,232
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	6,500	6,889,127
Series F-3, 5.00%, 12/01/24	5,975	6,308,738
Series F-3, 5.00%, 12/01/25	2,225	2,399,599
Series F-5, VRDN, 1.08%, 06/01/44 (Put 09/01/22)(b)(c)	3,800	3,800,000
Series G, 5.00%, 08/01/23	4,580	4,690,268
Series G-6, VRDN, 0.97%, 04/01/42 (Put 09/01/22)(b)(c)	4,600	4,600,000
Series H, 5.00%, 08/01/26 (Call 08/01/23)	5,000	5,114,426
Series I, 5.00%, 08/01/23	3,500	3,584,266

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series I, 5.00%, 08/01/25 (Call 10/03/22)	$4,110	$4,119,542
Series I-A, 4.00%, 04/01/36 (Call 10/01/30)	4,950	4,974,459
Series J, 5.00%, 08/01/25 (Call 08/01/24)	2,170	2,271,435
Series J, 5.00%, 08/01/26	1,000	1,092,839
Series J, 5.00%, 08/01/28 (Call 08/01/24)	2,000	2,088,901
Series J-10, 5.00%, 08/01/26	2,520	2,753,954
Series J-5, 5.00%, 08/01/27	2,500	2,784,187
Series L-5, 5.00%, 04/01/34 (Call 04/01/31)	2,000	2,240,892
City of New York NY GOL
Series F-1, 3.00%, 03/01/41 (Call 03/01/31)	1,000	841,061
Series F-1, 5.00%, 03/01/39 (Call 03/01/31)	9,000	9,794,510
Series F-1, 5.00%, 03/01/50 (Call 03/01/31)	23,580	25,153,588
County of Nassau NY GOL
Series B, 5.00%, 04/01/43 (Call 04/01/23)	3,000	3,037,566
Series C, 5.00%, 10/01/27	2,600	2,896,431
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	785,214
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/41 (Call 02/15/32)	7,905	7,747,615
5.00%, 02/15/34 (Call 02/15/32)	5,000	5,754,032
Series A, 4.00%, 02/15/44 (Call 02/15/27)	8,200	7,635,346
Series A, 4.00%, 02/15/47 (Call 02/15/27) (AGM)	23,030	22,045,956
Series A, 5.00%, 02/15/23	1,000	1,011,979
Series A, 5.00%, 02/15/26	800	864,902
Series A, 5.00%, 02/15/27	1,000	1,101,594
Series A, 5.00%, 02/15/28 (Call 02/15/27)	1,010	1,108,698
Series A, 5.00%, 02/15/31 (Call 02/15/27)	1,150	1,258,220
Series A, 5.00%, 02/15/33 (Call 02/15/27)	5,000	5,441,800
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,600	1,727,145
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,350	2,524,353
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,214,472
Series A, 5.00%, 02/15/42 (Call 02/15/27)	7,360	7,779,595
Series A, 5.00%, 02/15/45 (Call 02/15/27)	3,400	3,585,752
Long Island Power Authority RB
1.00%, 09/01/25 (Call 09/01/23)	7,000	6,519,155
5.00%, 09/01/33 (Call 09/01/28)	1,000	1,105,406
5.00%, 09/01/38 (Call 09/01/28)	15,750	17,167,783
5.00%, 09/01/47 (Call 09/01/27)	4,000	4,287,555
Series A, 3.00%, 09/01/40 (Call 09/01/31)	3,150	2,538,216
Series A, 4.00%, 09/01/32 (Call 09/01/31)	8,000	8,488,349
Series A, 4.00%, 09/01/34 (Call 09/01/28)	5,000	5,121,149
Series A, 4.00%, 09/01/39 (Call 09/01/24) (AGM)	2,000	2,011,577
Series A, 4.00%, 09/01/41 (Call 09/01/31)	500	468,092
Series A, 5.00%, 09/01/30	6,000	6,972,923
Series A, 5.00%, 09/01/34 (Call 09/01/24)	4,610	4,802,323
Series A, 5.00%, 09/01/37 (Call 09/10/22)	10,700	10,706,482
Series A, 5.00%, 09/01/37 (PR 09/01/22)	12,745	12,745,000
Series A, 5.00%, 09/01/42 (Call 09/10/22)	140	140,085
Series A, 5.00%, 09/01/42 (PR 09/01/22)	3,990	3,990,000
Series A, 5.00%, 09/01/44 (Call 09/01/24)	20,040	20,745,658
Series B, 5.00%, 09/01/29 (Call 10/03/22)	1,750	1,753,775
Series B, 5.00%, 09/01/32 (Call 09/01/26)	3,000	3,250,827
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	536,515
Series B, 5.00%, 09/01/45 (Call 09/01/25)	6,000	6,308,612
Series B, VRDN, 0.85%, 09/01/50 (Put 03/01/25)(b)(c)	2,500	2,271,903
Series B, VRDN, 1.50%, 09/01/51 (Put 03/01/26)(b)(c)	780	714,985
Metropolitan Transportation Authority RB
Series A, 0.00%, 11/15/30(a)	9,645	7,263,117
Series A, 4.00%, 11/15/40 (Call 05/15/32)	5,000	4,830,107
Series A, 5.00%, 11/15/23 (Call 11/15/22)	1,500	1,507,829

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 11/15/25 (Call 11/15/22)	$1,000	$1,005,199
Series A, 5.00%, 11/15/26 (Call 11/15/22)	1,535	1,542,980
Series A, 5.00%, 11/15/29 (Call 11/15/22)	8,000	8,041,753
Series A, 5.00%, 11/15/30 (PR 05/15/23)	1,110	1,129,814
Series A, 5.00%, 11/15/38 (Call 05/15/23)	3,050	3,070,455
Series A, 5.00%, 11/15/42 (Call 05/15/27)	5,000	5,337,199
Series A, 5.00%, 11/15/43 (Call 05/15/23)	6,690	6,728,857
Series A, 5.00%, 11/15/43 (PR 05/15/23)	1,890	1,923,738
Series A, 5.00%, 11/15/44 (Call 05/15/32)	4,000	4,392,464
Series A, 5.00%, 11/15/47 (Call 05/15/27)	4,770	5,061,934
Series A, 5.25%, 11/15/29 (Call 11/15/26)	4,940	5,433,892
Series A 1, 4.00%, 11/15/42 (Call 05/15/30) (AGM)	2,500	2,404,331
Series A 1, 4.00%, 11/15/44 (Call 05/15/31)	3,500	3,155,391
Series A 1, 4.00%, 11/15/46 (Call 05/15/30)	9,650	8,610,079
Series A 1, 4.00%, 11/15/47 (Call 05/15/31)	5,000	4,448,978
Series A 1, 4.00%, 11/15/52 (Call 05/15/30)	1,035	904,341
Series A 1, 5.00%, 11/15/40 (Call 05/15/25)	3,975	4,074,371
Series A 1, 5.00%, 11/15/44 (Call 11/15/23)	15,385	15,523,757
Series A 1, 5.00%, 11/15/51 (Call 05/15/27)	1,500	1,552,801
Series A 1, 5.25%, 11/15/56 (Call 05/15/26)	4,525	4,653,240
Series A 1, 5.25%, 11/15/57 (Call 05/15/27)	2,070	2,187,020
Series A 2, 4.00%, 11/15/42 (Call 05/15/31)	10,000	9,278,557
Series A 2, 5.00%, 11/15/27 (Call 11/15/26)	3,000	3,190,105
Series B, 4.00%, 11/15/36 (Call 11/15/26)	3,065	2,985,879
Series B, 4.00%, 11/15/45 (Call 05/15/25)	1,960	1,756,660
Series B, 5.00%, 11/15/22	5,390	5,419,239
Series B, 5.00%, 11/15/23	4,240	4,365,656
Series B, 5.00%, 11/15/24	14,455	15,100,760
Series B, 5.00%, 11/15/25	2,000	2,112,827
Series B, 5.00%, 11/15/26	3,000	3,199,434
Series B, 5.00%, 11/15/27 (Call 11/15/26)	2,380	2,530,816
Series B, 5.00%, 11/15/28	5,810	6,263,589
Series B, 5.00%, 11/15/29 (PR 05/15/23)	5,000	5,094,545
Series B, 5.00%, 11/15/37 (Call 11/15/26)	2,180	2,258,037
Series B, 5.00%, 11/15/38 (Call 05/15/23)	1,660	1,671,133
Series B, 5.00%, 11/15/52 (Call 05/15/29)	15,950	16,242,995
Series B, 5.25%, 11/15/23 (AMBAC)	210	216,184
Series B, 5.25%, 11/15/44 (Call 05/15/24)	10,845	11,076,598
Series B 1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,092,927
Series B 1, 5.00%, 11/15/36 (Call 11/15/26)	15,000	16,125,055
Series B 1, 5.00%, 11/15/46 (Call 11/15/26)	1,895	2,000,366
Series B 1, 5.25%, 11/15/57 (Call 11/15/27)	1,000	1,066,412
Series B 2, 5.00%, 11/15/33 (Call 11/15/27)	6,940	7,609,410
Series B 2, 5.00%, 11/15/38 (Call 11/15/26)	2,745	2,939,695
Series C, 4.00%, 11/15/45 (Call 11/15/29) (AGM)	1,280	1,224,207
Series C, 4.00%, 11/15/46 (Call 11/15/29) (AGM)	3,500	3,342,345
Series C, 4.00%, 11/15/47 (Call 11/15/29) (AGM)	3,500	3,332,834
Series C, 5.00%, 11/15/30 (Call 11/15/22)	715	718,575
Series C, 5.00%, 11/15/30 (PR 11/15/22)	285	286,601
Series C, 5.00%, 11/15/40 (Call 11/15/29)	4,500	4,660,622
Series C, 5.00%, 11/15/41 (Call 11/15/22)	2,200	2,208,535
Series C, 5.00%, 11/15/41 (PR 11/15/22)	900	905,056
Series C, 5.00%, 11/15/43 (Call 11/15/29) (BAM)	1,000	1,056,793
Series C-1, 4.00%, 11/15/32 (Call 05/15/28)	16,000	16,219,667
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,500	2,458,444
Series C-1, 4.00%, 11/15/37 (Call 05/15/28)	7,500	7,189,920
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	6,495	6,148,205
Series C-1, 4.75%, 11/15/45 (Call 05/15/30)	8,500	8,346,956
Series C-1, 5.00%, 11/15/23	2,000	2,059,153
Series C-1, 5.00%, 11/15/25	10,320	10,902,185

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series C-1, 5.00%, 11/15/26	$12,250	$13,068,404
Series C-1, 5.00%, 11/15/27	6,265	6,760,838
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	5,000	5,248,088
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	3,215	3,445,014
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	4,995	5,333,086
Series C-1, 5.00%, 11/15/31 (Call 05/15/28)	1,200	1,270,464
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	4,000	4,189,463
Series C-1, 5.00%, 11/15/35 (Call 11/15/25)	480	496,951
Series C-1, 5.00%, 11/15/50 (Call 05/15/30)	17,020	17,367,334
Series C-1, 5.00%, 11/15/56 (Call 11/15/26)	4,370	4,450,858
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	12,310	12,792,465
Series C-2, 0.00%, 11/15/29(a)	1,295	995,839
Series C-2, 0.00%, 11/15/33(a)	1,040	655,245
Series D, 4.00%, 11/15/42 (Call 05/15/28)	2,000	1,829,092
Series D, 4.00%, 11/15/46 (Call 05/15/28)	7,000	6,245,653
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,500	1,507,040
Series D, 5.00%, 11/15/29 (Call 11/15/26)	1,075	1,132,341
Series D, 5.00%, 11/15/30 (Call 11/15/26)	1,500	1,577,023
Series D, 5.00%, 11/15/32 (Call 05/15/28)	3,000	3,157,962
Series D, 5.00%, 11/15/33 (Call 05/15/28)	1,500	1,573,663
Series D, 5.00%, 11/15/35 (Call 05/15/28)	535	559,816
Series D, 5.00%, 11/15/38 (Call 11/15/23)	2,250	2,274,446
Series D, 5.00%, 11/15/43 (Call 11/15/23)	5,960	6,015,846
Series D1, 5.00%, 11/15/43 (Call 11/15/30)	16,750	17,254,095
Series D1, 5.00%, 11/15/44 (Call 11/15/30)	3,000	3,083,886
Series D1, 5.00%, 11/15/45 (Call 11/15/30)	3,500	3,592,119
Series D-1, 5.00%, 11/15/29 (Call 11/15/25)	7,000	7,322,467
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	5,100	5,191,634
Series D-1, 5.25%, 11/15/44 (Call 11/15/24)	3,030	3,107,291
Series D-1, VRDN, 5.00%, 11/15/34 (Put 05/15/23)(b)(c)	4,000	4,154,410
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	9,000	7,924,387
Series E, 4.00%, 11/15/38 (Call 11/15/22)	4,425	4,188,731
Series E, 4.00%, 11/15/45 (Call 11/15/30)	10,905	9,776,044
Series E, 5.00%, 11/15/43 (Call 11/15/23)	3,050	3,078,579
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	615	617,373
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	2,035	2,046,224
Series F, 4.00%, 11/15/30 (Call 11/15/22)	765	765,151
Series F, 5.00%, 11/15/22	8,130	8,174,103
Series F, 5.00%, 11/15/24 (Call 11/15/22)	2,880	2,893,614
Series F, 5.00%, 11/15/25 (Call 11/15/22)	5,400	5,425,345
Series F, 5.00%, 11/15/26 (Call 11/15/25)	1,150	1,210,636
Series F, 5.00%, 11/15/30 (Call 11/15/22)	6,750	6,781,392
MTA Hudson Rail Yards Trust Obligations RB
Series A, 5.00%, 11/15/51 (Call 09/21/22)	4,000	4,005,693
Series A, 5.00%, 11/15/56 (Call 11/15/23)	10,000	10,179,411
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/33 (Call 05/15/31)	5,290	5,672,866
Series A, 4.00%, 11/15/34 (Call 05/15/31)	2,190	2,329,486
Series A, 4.00%, 11/15/35 (Call 05/15/31)	855	901,702
Series A, 5.00%, 11/15/22	1,000	1,005,618
Series A, 5.00%, 11/15/30	2,500	2,961,287
Series A, 5.00%, 11/15/31 (Call 05/15/31)	20,000	23,712,262
Series A, 5.00%, 11/15/32 (Call 05/15/31)	5,000	5,889,762
Series A, 5.00%, 11/15/33 (Call 05/15/31)	8,600	10,061,763
Series A, 5.00%, 11/15/34 (Call 05/15/31)	5,020	5,826,833
Series A, 5.00%, 11/15/35 (Call 05/15/31)	5,180	5,932,629
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	1,600	1,482,430
New York City Municipal Water Finance Authority RB 3.00%, 06/15/40 (Call 12/15/30)	8,470	7,073,986

Security	Par (000)	Value

New York (continued)
4.00%, 06/15/43 (Call 12/15/30)	$10,000	$9,673,491
4.00%, 06/15/50 (Call 12/15/30)	2,500	2,373,729
VRDN, 0.99%, 06/15/49 (Put 09/01/22)(b)(c)	20,165	20,165,000
Series AA, 4.00%, 06/15/40 (Call 12/15/29)	5,550	5,431,473
Series AA, 5.00%, 06/15/40 (Call 12/15/29)	2,370	2,580,726
Series AA-1, 4.00%, 06/15/51 (Call 06/15/31)	1,000	947,056
Series AA2, VRDN, 1.05%, 06/15/50 (Put 09/01/22)(b)(c)	40,000	40,000,000
Series B, VRDN, 1.08%, 06/15/50 (Put 09/01/22)(b)(c)	10,000	10,000,000
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	22,165	21,212,818
Series BB, 4.63%, 06/15/46 (Call 06/15/23)	1,020	1,023,330
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	9,260	9,317,158
Series BB1, 3.00%, 06/15/50 (Call 12/15/30)	8,780	6,779,607
Series BB-1, 3.00%, 06/15/44 (Call 12/15/31)	10,695	8,596,868
Series BB-1, 4.00%, 06/15/45 (Call 12/15/31)	5,450	5,245,338
Series BB-1, 4.00%, 06/15/49 (Call 12/15/29)	12,000	11,425,208
Series BB-1, 5.00%, 06/15/49 (Call 12/15/29)	15,500	16,629,759
Series BB2, 4.00%, 06/15/42 (Call 12/15/30)	12,505	12,150,356
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	1,500	1,549,558
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	3,785	4,009,490
Series C, 5.00%, 06/15/26 (Call 12/15/24)	2,750	2,913,104
Series CC, 5.00%, 06/15/46 (Call 06/15/26)	14,800	15,626,395
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	13,225	13,445,487
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	7,020	7,167,706
Series CC-1, 4.00%, 06/15/49 (Call 12/15/29)	7,930	7,550,159
Series CC-1, 4.00%, 06/15/51 (Call 06/15/31)	1,750	1,657,348
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	11,835	12,507,381
Series CC-1, 5.00%, 06/15/49 (Call 12/15/29)	1,500	1,609,332
Series CC-2, 4.00%, 06/15/42 (Call 12/15/29)	11,000	10,688,038
Series CC-2, 5.00%, 06/15/25	1,360	1,453,375
Series DD, 5.00%, 06/15/26	11,760	12,835,877
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	9,000	9,177,638
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	14,430	14,710,267
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	5,765	5,988,622
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	19,590	20,718,223
Series DD, 5.25%, 06/15/47 (Call 12/15/26)	7,735	8,291,717
Series DD1, 5.00%, 06/15/48 (Call 12/15/27)	6,475	6,871,353
Series DD-1, 4.00%, 06/15/49 (Call 06/15/28)	3,860	3,675,109
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	4,500	4,648,673
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	5,375	5,810,420
Series DD-2, 5.00%, 06/15/40 (Call 12/15/27)	2,500	2,685,550
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	4,500	4,372,379
Series EE, 4.00%, 06/15/39 (Call 06/15/32)	6,000	5,880,413
Series EE, 4.00%, 06/15/45 (Call 06/15/32)	5,000	4,812,237
Series EE, 5.00%, 06/15/28	3,500	3,973,781
Series EE, 5.00%, 06/15/36 (Call 06/15/24)	4,600	4,778,432
Series EE, 5.00%, 06/15/39 (Call 06/15/32)	16,250	18,117,552
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	6,650	7,143,563
Series EE, 5.00%, 06/15/45 (Call 06/15/24)	11,575	11,956,389
Series EE, 5.00%, 06/15/45 (Call 06/15/28)	10,750	11,541,550
Series EE, 5.00%, 06/15/45 (Call 06/15/32)	5,000	5,478,225
Series EE-2, 4.00%, 06/15/40 (Call 06/15/29)	6,500	6,361,184
Series EE-2, 5.00%, 06/15/40 (Call 06/15/29)	2,000	2,167,040
Series FF, 5.00%, 06/15/39 (Call 06/15/25)	4,095	4,299,301
Series FF, 5.00%, 06/15/39 (Call 06/15/28)	5,750	6,240,009
Series FF, 5.00%, 06/15/40 (Call 06/15/28)	7,935	8,591,671
Series FF, 5.00%, 06/15/41 (Call 06/15/30)	1,000	1,090,409
Series FF-1, 4.00%, 06/15/49 (Call 06/15/29)	10,000	9,521,007
Series FF-2, 4.00%, 06/15/36 (Call 06/15/29)	2,000	2,004,435
Series FF-2, 4.00%, 06/15/41 (Call 06/15/29)	4,590	4,486,194

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	$1,815	$1,911,012
Series GG, 5.00%, 06/15/39 (Call 06/15/25)	5,780	6,068,366
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	4,000	4,294,791
Series GG-2, 4.00%, 06/15/50 (Call 06/15/30)	11,500	10,919,153
New York City Transitional Finance Authority Building Aid Revenue RB
3.00%, 07/15/49 (Call 07/15/29)	1,375	1,053,635
5.00%, 07/15/25 (SAW)	375	399,230
5.00%, 07/15/25 (ETM) (SAW)	2,085	2,230,484
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	3,000	3,317,512
Series S-1, 5.00%, 07/15/31 (Call 01/15/25) (SAW)	11,050	11,618,669
Series S-1, 5.00%, 07/15/35 (Call 01/15/25) (SAW)	1,500	1,570,508
Series S-1, 5.00%, 07/15/35 (Call 07/15/27) (SAW)	8,425	9,110,659
Series S-1, 5.00%, 07/15/40 (Call 01/15/25) (SAW)	1,730	1,800,430
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	2,170	2,252,807
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	9,900	10,342,017
Series S-1, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	4,500	4,813,882
Series S 1A, 4.00%, 07/15/34 (Call 07/15/31) (SAW)	1,000	1,020,892
Series S 1A, 4.00%, 07/15/35 (Call 07/15/31) (SAW)	16,170	16,328,411
Series S 1A, 4.00%, 07/15/36 (Call 07/15/31) (SAW)	3,000	3,002,796
Series S-1A, 4.00%, 07/15/37 (Call 07/15/31)	8,500	8,418,532
Series S-1A, 5.00%, 07/15/31 (SAW)	2,500	2,881,094
Series S 1A, 5.00%, 07/15/32 (Call 07/15/31) (SAW)	1,500	1,729,835
Series S 1A, 5.00%, 07/15/33 (Call 07/15/31) (SAW)	6,250	7,152,476
Series S-2, 5.00%, 07/15/33 (Call 07/15/25) (SAW)	2,000	2,118,418
Series S-2, 5.00%, 07/15/35 (Call 07/15/25) (SAW)	1,500	1,584,567
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	905	949,146
Series S-2A, 4.00%, 07/15/36 (Call 07/15/28) (SAW)	2,000	2,005,954
Series S-2A, 5.00%, 07/15/34 (Call 07/15/28) (SAW)	3,000	3,298,454
Series S-2A, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	3,000	3,274,723
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	2,500	2,459,527
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,300	2,577,742
Series S-3, 5.00%, 07/15/34 (Call 07/15/25) (SAW)	2,500	2,644,481
Series S-3, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	5,000	5,457,872
Series S-3, 5.00%, 07/15/36 (Call 07/15/28) (SAW)	5,000	5,434,932
Series S-3, 5.00%, 07/15/37 (Call 07/15/28) (SAW)	1,000	1,081,757
Series S-3, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	6,250	6,685,947
Series S-4A, 5.00%, 07/15/25 (SAW)	1,835	1,953,566
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,500	2,801,894
Series S-4A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	2,750	3,067,771
Series S-4A, 5.00%, 07/15/37 (Call 07/15/28) (SAW)	5,200	5,625,134
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 11/01/37 (Call 11/01/30)	2,000	1,726,382
3.00%, 11/01/39 (Call 11/01/30)	2,000	1,670,179
4.00%, 05/01/36 (Call 11/01/30)	10,000	10,001,194
4.00%, 05/01/37 (Call 11/01/30)	4,750	4,708,867
4.00%, 05/01/38 (Call 11/01/30)	6,000	5,888,948
4.00%, 11/01/38 ( 11/01/30)	11,875	11,650,280
4.00%, 11/01/38 (Call 05/01/31)	4,250	4,169,574
4.00%, 05/01/39 (Call 11/01/30)	3,285	3,204,437
4.00%, 05/01/40 (Call 11/01/30)	6,000	5,814,074
4.00%, 05/01/41 (Call 11/01/30)	2,000	1,932,296
4.00%, 02/01/42 (Call 02/01/32)	4,230	4,068,113
4.00%, 05/01/42 (Call 11/01/30)	1,720	1,653,603
4.00%, 02/01/47 (Call 02/01/32)	9,425	8,887,390
5.00%, 11/01/22	15,000	15,069,567
5.00%, 11/01/23	8,165	8,415,746
5.00%, 11/01/24	9,530	10,035,026
5.00%, 11/01/26	5,540	6,077,987

Security	Par (000)	Value

New York (continued)
5.00%, 08/01/27 (Call 08/01/24)	$1,070	$1,118,584
5.00%, 11/01/27	13,890	15,516,256
5.00%, 11/01/28	3,000	3,403,114
5.00%, 11/01/28 (Call 11/01/27)	6,000	6,644,292
5.00%, 11/01/29	7,535	8,642,296
5.00%, 05/01/31 (Call 11/01/30)	3,500	4,058,747
5.00%, 05/01/32 (Call 05/01/26)	3,380	3,620,927
5.00%, 11/01/32 (Call 11/01/30)	3,000	3,431,730
5.00%, 11/01/33 (Call 11/01/30)	2,980	3,368,585
5.00%, 11/01/33 (Call 05/01/31)	2,500	2,839,317
5.00%, 05/01/34 (Call 05/01/26)	3,000	3,204,150
5.00%, 11/01/34 (Call 05/01/29)	4,000	4,409,861
5.00%, 02/01/36 (Call 02/01/32)	5,815	6,504,455
5.00%, 11/01/36 (Call 11/01/30)	16,345	18,127,345
5.00%, 05/01/37 (Call 11/01/30)	11,385	12,580,721
5.00%, 05/01/40 (Call 05/01/26)	3,200	3,377,915
5.00%, 08/01/43 ( 08/01/32)	5,000	5,462,469
5.00%, 08/01/44 ( 08/01/32)	5,000	5,450,104
VRDN, 1.05%, 02/01/45 (Put 09/01/22)(b)(c)	19,500	19,500,000
Series A 1, 4.00%, 11/01/36 (Call 11/01/31)	5,005	4,996,740
Series A 1, 4.00%, 08/01/41 (Call 08/01/28)	2,000	1,931,737
Series A-1, 5.00%, 08/01/23	7,810	8,003,765
Series A-1, 5.00%, 11/01/23	8,855	9,126,936
Series A-1, 5.00%, 05/01/24	2,500	2,609,028
Series A-1, 5.00%, 08/01/24	3,640	3,822,018
Series A-1, 5.00%, 11/01/26	2,240	2,457,526
Series A 1, 5.00%, 08/01/29 (Call 08/01/24)	3,040	3,170,492
Series A 1, 5.00%, 08/01/29 (Call 08/01/25)	5,000	5,313,401
Series A 1, 5.00%, 08/01/31 (Call 08/01/25)	1,300	1,379,984
Series A 1, 5.00%, 08/01/34 (Call 08/01/24)	1,000	1,040,262
Series A 1, 5.00%, 08/01/34 (Call 08/01/28)	2,000	2,187,610
Series A 1, 5.00%, 11/01/34 (Call 11/01/31)	8,330	9,437,961
Series A 1, 5.00%, 08/01/35 (Call 08/01/25)	1,670	1,770,343
Series A 1, 5.00%, 11/01/35 (Call 11/01/23)	1,000	1,026,283
Series A 1, 5.00%, 08/01/37 (Call 08/01/25)	2,500	2,645,900
Series A 1, 5.00%, 08/01/38 (Call 08/01/24)	750	778,774
Series A 1, 5.00%, 11/01/38 (Call 11/01/23)	3,725	3,817,720
Series A 1, 5.00%, 08/01/42 (Call 08/01/28)	3,040	3,276,163
Series A2, 5.00%, 05/01/36 (Call 05/01/29)	5,000	5,458,379
Series A2, 5.00%, 05/01/37 (Call 05/01/29)	2,500	2,716,625
Series A2, 5.00%, 05/01/38 (Call 05/01/29)	3,780	4,092,838
Series A 2, 5.00%, 08/01/33 (Call 08/01/27)	1,690	1,839,584
Series A 2, 5.00%, 08/01/35 (Call 08/01/27)	2,165	2,346,640
Series A-3, 4.00%, 05/01/41 (Call 05/01/29)	22,880	22,105,471
Series A-3, 4.00%, 05/01/42 (Call 05/01/29)	10,795	10,378,280
Series A 3, 4.00%, 08/01/42 (Call 08/01/27)	4,750	4,565,232
Series A 3, 4.00%, 05/01/43 (Call 05/01/29)	9,000	8,599,693
Series A 3, 5.00%, 08/01/40 (Call 08/01/27)	5,000	5,358,880
Series A 3, 5.00%, 08/01/41 (Call 08/01/27)	5,000	5,346,351
Series A4, VRDN, 1.08%, 08/01/39 (Put 09/01/22)(b)(c)	20,000	20,000,000
Series A-6, 5.00%, 08/01/27	5,750	6,395,195
Series A-6, 5.00%, 08/01/29	5,560	6,357,798
Series B, 4.00%, 08/01/37 (Call 08/01/31)	11,870	11,766,127
Series B, 5.00%, 11/01/27 (Call 11/01/22)	4,500	4,520,044
Series B, 5.00%, 11/01/30 (Call 11/01/22)	1,000	1,004,454
Series B, 5.00%, 11/01/32 (Call 11/01/22)	1,955	1,963,708
Series B 1, 4.00%, 08/01/35 (Call 08/01/27)	1,605	1,620,413
Series B 1, 4.00%, 08/01/37 (Call 08/01/26)	1,080	1,070,549
Series B 1, 4.00%, 08/01/39 (Call 08/01/31)	6,500	6,339,052
Series B 1, 4.00%, 11/01/41 (Call 11/01/29)	1,000	965,559

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B-1, 4.00%, 08/01/42 (Call 08/01/31)	$7,710	$7,410,093
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	3,000	2,882,329
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	5,250	4,980,254
Series B-1, 4.00%, 08/01/45 (Call 08/01/31)	8,165	7,742,907
Series B-1, 4.00%, 11/01/45 (Call 11/01/29)	8,500	8,057,652
Series B-1, 4.00%, 11/01/47 (Call 11/01/29)	4,000	3,767,892
Series B-1, 5.00%, 11/01/26	1,245	1,365,901
Series B-1, 5.00%, 08/01/28 (Call 08/01/24)	3,415	3,564,192
Series B-1, 5.00%, 08/01/30 (Call 08/01/27)	1,000	1,098,245
Series B-1, 5.00%, 08/01/31 (Call 08/01/26)	3,500	3,773,384
Series B-1, 5.00%, 08/01/32 (Call 08/01/26)	1,750	1,883,331
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,088,988
Series B-1, 5.00%, 08/01/34 (Call 08/01/24)	4,795	4,988,056
Series B-1, 5.00%, 08/01/34 (Call 08/01/28)	1,000	1,093,805
Series B-1, 5.00%, 11/01/34 (Call 11/01/29)	1,000	1,109,299
Series B-1, 5.00%, 08/01/35 (Call 08/01/24)	7,000	7,276,520
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	3,000	3,286,504
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	2,475	2,635,704
Series B-1, 5.00%, 11/01/35 (Call 11/01/29)	1,500	1,652,214
Series B-1, 5.00%, 08/01/36 (Call 08/01/26)	4,000	4,266,592
Series B-1, 5.00%, 11/01/36 (Call 05/01/24)	210	217,378
Series B-1, 5.00%, 08/01/38 (Call 08/01/26)	4,000	4,251,438
Series B-1, 5.00%, 08/01/39 (Call 08/01/24)	3,300	3,422,857
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	3,930	4,162,212
Series B-1, 5.00%, 11/01/40 (Call 05/01/24)	2,000	2,064,660
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	3,500	3,709,271
Series B-1, 5.25%, 08/01/37 (Call 08/01/28)	3,000	3,307,028
Series B-4, VRDN, 1.05%, 08/01/42 (Put 09/01/22)(b)(c)	20,000	20,000,000
Series C, 5.00%, 11/01/25	2,050	2,205,006
Series C, 5.00%, 11/01/26	4,255	4,668,201
Series C, 5.00%, 11/01/26 (Call 05/01/24)	1,050	1,092,814
Series C, 5.00%, 11/01/27 (Call 05/01/25)	4,005	4,254,584
Series C, 5.00%, 11/01/28 (Call 11/01/25)	1,000	1,069,942
Series C, 5.00%, 11/01/29 (Call 05/01/27)	7,235	7,927,025
Series C-1, 4.00%, 11/01/37 (Call 05/01/29)	3,300	3,270,720
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	981,076
Series C-1, 4.00%, 11/01/39 (Call 05/01/29)	10,135	9,881,340
Series C-1, 4.00%, 11/01/40 (Call 05/01/29)	6,780	6,565,943
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	6,540	6,283,476
Series C-3, 4.00%, 05/01/42 (Call 05/01/28)	5,780	5,556,874
Series C-3, 4.00%, 05/01/43 (Call 05/01/28)	5,000	4,777,608
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	13,005	12,376,565
Series C-3, 5.00%, 05/01/39 (Call 05/01/28)	7,015	7,578,826
Series C-3, 5.00%, 05/01/40 (Call 05/01/28)	6,260	6,751,427
Series C-3, 5.00%, 05/01/41 (Call 05/01/28)	2,000	2,153,419
Series C-4, VRDN, 1.05%, 11/01/36 (Put 05/15/23)(b)(c)	8,600	8,600,000
Series D-1, 5.00%, 02/01/29 (Call 02/01/24)	3,500	3,612,853
Series D-S, 3.00%, 11/01/50 (Call 11/01/30)	3,675	2,790,014
Series D-S, 4.00%, 11/01/39 (Call 11/01/30)	4,000	3,899,888
Series D-S, 4.00%, 11/01/43 (Call 11/01/30)	8,000	7,638,879
Series E-1, 3.00%, 02/01/51 (Call 02/01/31)	2,000	1,514,025
Series E-1, 4.00%, 02/01/40 (Call 02/01/31)	2,500	2,423,314
Series E-1, 4.00%, 02/01/43 (Call 02/01/31)	4,000	3,823,498
Series E-1, 4.00%, 02/01/44 (Call 02/01/27)	2,195	2,089,714
Series E-1, 4.00%, 02/01/46 (Call 02/01/31)	19,020	17,992,045
Series E-1, 4.00%, 02/01/49 (Call 02/01/31)	1,000	937,466
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	1,440	1,541,428
Series E-1, 5.00%, 02/01/31 (Call 02/01/25)	2,250	2,365,197
Series E-1, 5.00%, 02/01/31 (Call 02/01/26)	1,000	1,068,753
Series E-1, 5.00%, 02/01/33 (Call 02/01/25)	1,710	1,796,732

Security	Par (000)	Value

New York (continued)
Series E 1, 5.00%, 02/01/33 (Call 02/01/27)	$1,000	$1,080,875
Series E 1, 5.00%, 02/01/34 (Call 02/01/25)	1,000	1,050,481
Series E 1, 5.00%, 02/01/34 (Call 02/01/26)	5,430	5,776,028
Series E 1, 5.00%, 02/01/34 (Call 02/01/27)	4,595	4,956,321
Series E 1, 5.00%, 02/01/35 (Call 02/01/25)	2,630	2,762,137
Series E 1, 5.00%, 02/01/37 (Call 10/07/22)	1,065	1,067,826
Series E 1, 5.00%, 02/01/37 (Call 02/01/26)	3,635	3,842,431
Series E 1, 5.00%, 02/01/37 (Call 02/01/27)	2,685	2,877,983
Series E 1, 5.00%, 02/01/40 (Call 02/01/26)	4,145	4,360,964
Series E 1, 5.00%, 02/01/41 (Call 02/01/25)	15,650	16,306,028
Series E 1, 5.00%, 02/01/42 (Call 10/07/22)	2,465	2,471,542
Series E 1, 5.00%, 02/01/43 (Call 02/01/27)	2,820	2,985,911
Series F-1, 4.00%, 05/01/37 (Call 05/01/27)	6,935	6,874,946
Series F-1, 4.00%, 02/01/40 (Call 02/01/23)	20,000	19,386,514
Series F-1, 4.00%, 05/01/44 (Call 05/01/27)	1,000	951,677
Series F-1, 4.00%, 02/01/51 (Call 02/01/32)	5,925	5,521,712
Series F-1, 5.00%, 02/01/30 (Call 02/01/23)	2,000	2,020,265
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	5,000	5,457,379
Series F-1, 5.00%, 05/01/32 (Call 05/01/27)	3,250	3,534,721
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	8,200	8,281,043
Series F-1, 5.00%, 02/01/36 (Call 02/01/23)	1,400	1,413,430
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	3,210	3,460,139
Series F-1, 5.00%, 05/01/39 (Call 10/07/22)	1,325	1,328,516
Series F-1, 5.00%, 02/01/40 (Call 02/01/32)	1,350	1,482,671
Series F-1, 5.00%, 02/01/43 (Call 02/01/32)	6,000	6,531,722
Series G-6, VRDN, 1.08%, 05/01/34 (Put 09/01/22)(b)(c)	9,100	9,100,000
Series I, 5.00%, 05/01/32 (Call 05/01/23)	4,500	4,571,434
Series I, 5.00%, 05/01/38 (Call 05/01/23)	1,000	1,014,613
Series I, 5.00%, 05/01/42 (Call 05/01/23)	8,420	8,534,672
New York City Water & Sewer System RB
4.00%, 06/15/46 (Call 06/15/25)	5,000	4,798,706
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	3,275	3,143,152
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	2,000	2,066,604
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	10,750	10,932,596
Series BB-2, VRDN, 0.99%, 06/15/35 (Put 09/01/22)(b)(c)	15,000	15,000,000
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	1,400	1,438,434
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	10,920	11,224,148
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	3,665	3,807,164
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	1,000	1,035,599
Series DD-1, 5.00%, 06/15/30	2,000	2,337,244
Series EE, 5.00%, 06/15/30	3,500	4,090,178
Series EE, 5.00%, 06/15/31	4,000	4,711,861
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	2,000	2,152,818
Series EE, 5.00%, 06/15/47 (Call 06/15/23)	6,000	6,100,973
Series FF, 5.00%, 06/15/27 (Call 06/15/25)	1,335	1,429,285
Series FF, 5.00%, 06/15/38 (Call 06/15/28)	1,000	1,087,642
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	3,500	3,739,758
Series FF-2, 5.00%, 06/15/35 (Call 06/15/29)	2,050	2,263,032
Series GG, 5.00%, 06/15/31 (Call 06/15/25)	2,500	2,666,073
Series GG-2, 5.00%, 06/15/29 (Call 12/15/27)	13,500	15,095,600
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	1,500	1,554,230
5.00%, 11/15/45 (Call 11/15/25)	1,000	1,028,548
Series A, 0.00%, 11/15/47(a)	2,500	705,628
Series A, 0.00%, 11/15/55(a)	2,500	460,114
Series A, 5.00%, 11/15/46 (Call 11/15/26)	1,500	1,555,777
New York Power Authority RB
4.00%, 11/15/37 (Call 11/15/31) (AGM)	500	501,438

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
4.00%, 11/15/41 (Call 11/15/31) (AGM)	$2,000	$1,959,985
4.00%, 11/15/52 (Call 11/15/31) (AGM)	16,825	15,987,063
4.00%, 11/15/61 (Call 11/15/31)	5,000	4,675,810
5.00%, 11/15/28 (AGM)	1,000	1,142,374
5.00%, 11/15/32 (Call 11/15/31) (AGM)	1,000	1,159,563
Series A, 3.25%, 11/15/60 (Call 05/15/30)	1,000	720,490
Series A, 4.00%, 11/15/45 (Call 05/15/30)	10,555	9,953,659
Series A, 4.00%, 11/15/50 (Call 05/15/30)	29,185	27,307,368
Series A, 4.00%, 11/15/55 (Call 05/15/30)	2,500	2,299,355
Series A, 4.00%, 11/15/60 (Call 05/15/30)	18,210	16,325,026
Series A, 5.00%, 11/15/22	1,010	1,015,674
New York State Dormitory Authority RB
4.00%, 03/15/47 (Call 03/15/32)	5,000	4,728,467
4.00%, 03/15/48 (Call 03/15/32)	7,570	7,138,361
4.00%, 07/01/50 (Call 07/01/29)	5,000	4,526,253
5.00%, 03/15/25	25,000	26,563,020
5.00%, 03/15/27 ( 03/15/25)	4,160	4,414,811
5.00%, 10/01/45	3,500	4,154,296
5.00%, 07/01/48 ( 07/01/28)	1,250	1,385,229
Series 1, 5.50%, 07/01/40 (AMBAC)	530	638,390
Series 2015B-B, 5.00%, 03/15/28 (Call 09/15/25)	2,000	2,144,244
Series 2015B-B, 5.00%, 03/15/31 (Call 09/15/25)	1,800	1,923,287
Series 2015B-B, 5.00%, 03/15/32 (Call 09/15/25)	3,130	3,342,494
Series 2015B-B, 5.00%, 03/15/34 (Call 09/15/25)	4,635	4,944,079
Series A, 3.00%, 03/15/41 (Call 09/15/30)	5,000	4,148,651
Series A, 3.00%, 03/15/42 (Call 09/15/30)	4,900	4,017,454
Series A, 3.00%, 03/15/49 (Call 09/15/30)	14,820	11,462,608
Series A, 4.00%, 03/15/32 (Call 03/15/25)	10,000	10,263,327
Series A, 4.00%, 03/15/34 (Call 09/15/30)	15,620	15,901,055
Series A, 4.00%, 03/15/35 (Call 09/15/30)	5,000	5,037,835
Series A, 4.00%, 03/15/36 (Call 09/15/30)	5,000	4,987,690
Series A, 4.00%, 03/15/37 (Call 09/15/30)	5,000	4,951,722
Series A, 4.00%, 03/15/38 (Call 03/15/31)	5,240	5,143,744
Series A, 4.00%, 03/15/39 (Call 03/15/31)	5,000	4,878,190
Series A, 4.00%, 07/01/39 (Call 07/01/26)	5,170	5,092,592
Series A, 4.00%, 07/01/39 (Call 07/01/31)	4,750	4,658,208
Series A, 4.00%, 03/15/40 (Call 03/15/32)	6,155	5,972,814
Series A, 4.00%, 07/01/40 (Call 07/01/31)	17,530	16,978,923
Series A, 4.00%, 07/01/41 (Call 07/01/26)	1,000	973,870
Series A, 4.00%, 03/15/42 (Call 03/15/31)	13,515	12,995,893
Series A, 4.00%, 03/15/43 (Call 09/15/28)	5,000	4,798,369
Series A, 4.00%, 03/15/43 (Call 09/15/30)	5,000	4,798,369
Series A, 4.00%, 03/15/44 (Call 09/15/30)	5,000	4,772,894
Series A, 4.00%, 07/01/46 (Call 07/01/31)	3,000	2,824,077
Series A, 4.00%, 03/15/47 (Call 03/15/28)	6,500	6,165,791
Series A, 4.00%, 07/01/47 (Call 07/01/32)	940	822,310
Series A, 4.00%, 03/15/48 (Call 09/15/28)	950	895,831
Series A, 5.00%, 02/15/23	2,850	2,885,117
Series A, 5.00%, 03/15/23	7,750	7,862,996
Series A, 5.00%, 09/15/23	5,000	5,134,690
Series A, 5.00%, 02/15/24	3,240	3,362,853
Series A, 5.00%, 03/15/24	1,800	1,873,661
Series A, 5.00%, 02/15/25	5,340	5,666,078
Series A, 5.00%, 03/15/25	7,960	8,465,053
Series A, 5.00%, 03/15/25 (Call 03/15/24)	10,565	10,954,779
Series A, 5.00%, 07/01/25 (PR 07/01/23)	17,755	18,148,048
Series A, 5.00%, 12/15/25 (Call 12/15/22)	3,000	3,021,899
Series A, 5.00%, 02/15/26 (Call 02/15/24)	1,000	1,036,869
Series A, 5.00%, 03/15/26 (Call 03/15/25)	4,010	4,255,623
Series A, 5.00%, 12/15/26 (Call 12/15/22)	19,160	19,298,751

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 02/15/27 (Call 02/15/24)	$1,730	$1,793,280
Series A, 5.00%, 03/15/27	1,265	1,402,032
Series A, 5.00%, 03/15/27 (Call 03/15/25)	1,365	1,447,918
Series A, 5.00%, 03/15/27 (Call 09/15/26)	2,555	2,806,374
Series A, 5.00%, 12/15/27 (Call 12/15/22)	730	735,286
Series A, 5.00%, 02/15/28 (Call 02/15/27)	1,500	1,645,920
Series A, 5.00%, 03/15/28	4,245	4,768,990
Series A, 5.00%, 03/15/28 (ETM)	5	5,651
Series A, 5.00%, 03/15/28 (Call 03/15/24)	2,805	2,900,751
Series A, 5.00%, 03/15/28 (Call 03/15/25)	3,500	3,707,297
Series A, 5.00%, 03/15/29	7,500	8,547,983
Series A, 5.00%, 03/15/29 (Call 03/15/24)	4,780	4,942,439
Series A, 5.00%, 12/15/29 (Call 12/15/22)	3,460	3,484,956
Series A, 5.00%, 02/15/30 (Call 02/15/27)	4,000	4,371,342
Series A, 5.00%, 03/15/30	10,000	11,518,220
Series A, 5.00%, 03/15/30 (Call 03/15/24)	1,000	1,033,677
Series A, 5.00%, 03/15/30 (Call 03/15/25)	2,700	2,853,098
Series A, 5.00%, 03/15/30 (Call 09/15/26)	5,910	6,406,159
Series A, 5.00%, 10/01/30 (Call 10/01/27) (SAW)	1,000	1,105,152
Series A, 5.00%, 12/15/30 (Call 12/15/22)	11,420	11,502,370
Series A, 5.00%, 03/15/31 (Call 03/15/24)	6,490	6,710,550
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,240	3,587,869
Series A, 5.00%, 03/15/31 (Call 03/15/29)	1,200	1,349,252
Series A, 5.00%, 06/15/31 (Call 12/15/22)	6,465	6,511,631
Series A, 5.00%, 03/15/32 (Call 03/15/24)	6,400	6,615,535
Series A, 5.00%, 03/15/32 (Call 03/15/28)	2,500	2,753,952
Series A, 5.00%, 03/15/32 (Call 09/15/28)	2,140	2,380,309
Series A, 5.00%, 03/15/32 (Call 03/15/29)	13,920	15,565,547
Series A, 5.00%, 03/15/32 (Call 09/15/30)	6,000	6,858,143
Series A, 5.00%, 03/15/33 (Call 03/15/24)	5,000	5,167,623
Series A, 5.00%, 03/15/33 (Call 03/15/25)	2,140	2,250,586
Series A, 5.00%, 03/15/33 (Call 09/15/26)	6,715	7,225,552
Series A, 5.00%, 03/15/33 (Call 03/15/27)	2,000	2,166,008
Series A, 5.00%, 03/15/33 (Call 09/15/30)	12,500	14,123,237
Series A, 5.00%, 03/15/34 (Call 03/15/24)	2,600	2,686,369
Series A, 5.00%, 03/15/34 (Call 03/15/27)	2,000	2,163,276
Series A, 5.00%, 03/15/34 (Call 03/15/29)	2,040	2,253,919
Series A, 5.00%, 07/01/34 (Call 07/01/27)	3,000	3,266,700
Series A, 5.00%, 03/15/35 (Call 03/15/25)	1,000	1,046,678
Series A, 5.00%, 03/15/35 (Call 03/15/27)	5,000	5,399,227
Series A, 5.00%, 03/15/35 (Call 03/15/31)	20,210	22,478,484
Series A, 5.00%, 02/15/36 (Call 02/15/27)	1,500	1,609,199
Series A, 5.00%, 03/15/36 (Call 09/15/26)	10,500	11,166,752
Series A, 5.00%, 03/15/36 (Call 03/15/28)	5,000	5,420,594
Series A, 5.00%, 03/15/36 (Call 03/15/29)	7,000	7,632,686
Series A, 5.00%, 03/15/36 (Call 03/15/31)	10,000	11,064,550
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,500	1,628,718
Series A, 5.00%, 03/15/38 (Call 03/15/29)	12,500	13,524,884
Series A, 5.00%, 03/15/38 (PR 03/15/23)	3,450	3,500,322
Series A, 5.00%, 07/01/38 (PR 07/01/23)	5,000	5,110,687
Series A, 5.00%, 03/15/39 (Call 03/15/29)	4,250	4,584,537
Series A, 5.00%, 02/15/40 (Call 08/15/26)	3,000	3,194,913
Series A, 5.00%, 02/15/41 (Call 08/15/26)	2,320	2,468,074
Series A, 5.00%, 03/15/41 (Call 03/15/28)	3,500	3,743,101
Series A, 5.00%, 03/15/41 (Call 03/15/32)	31,000	33,785,024
Series A, 5.00%, 03/15/42 (Call 03/15/27)	1,500	1,595,390
Series A, 5.00%, 03/15/42 (Call 03/15/28)	4,210	4,494,182
Series A, 5.00%, 02/15/43 (PR 02/15/23)	3,500	3,543,924
Series A, 5.00%, 03/15/43 (Call 03/15/27)	1,000	1,061,645
Series A, 5.00%, 03/15/43 (Call 03/15/29)	2,525	2,699,256

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/43 (PR 03/15/23)	$6,675	$6,772,363
Series A, 5.00%, 03/15/44 (Call 03/15/24)	8,370	8,602,186
Series A, 5.00%, 03/15/44 (Call 03/15/27)	10,000	10,595,476
Series A, 5.00%, 03/15/44 (Call 03/15/28)	9,000	9,577,849
Series A, 5.00%, 03/15/45 (Call 03/15/28)	4,000	4,252,180
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,476,013
Series A, 5.00%, 03/15/45 (Call 03/15/29)	9,695	10,328,668
Series A, 5.00%, 03/15/46 (Call 03/15/29)	1,300	1,383,263
Series A, 5.00%, 03/15/47 (Call 03/15/29)	4,780	5,079,974
Series A, 5.00%, 10/01/48	500	588,344
Series A, 5.00%, 03/15/49 (Call 03/15/31)	5,950	6,370,991
Series A, 5.00%, 07/01/49 (Call 07/01/29)	2,285	2,408,729
Series A, 5.00%, 10/01/50	7,190	8,500,116
Series A, 5.25%, 03/15/39 (Call 09/15/28)	5,000	5,479,210
Series A, 5.75%, 07/01/27 (NPFGC)	375	408,308
Series A-2, 5.00%, 10/01/46	2,000	2,358,561
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	1,000	1,072,951
Series B, 4.00%, 02/15/44 (Call 08/15/27)	1,425	1,360,422
Series B, 5.00%, 02/15/23	3,360	3,397,739
Series B, 5.00%, 02/15/25	3,525	3,745,389
Series B, 5.00%, 02/15/26	6,000	6,492,967
Series B, 5.00%, 03/15/27 (Call 09/15/25)	5,815	6,237,914
Series B, 5.00%, 02/15/29 (Call 08/15/27)	11,700	12,921,244
Series B, 5.00%, 02/15/31 (Call 02/15/25)	8,930	9,396,484
Series B, 5.00%, 02/15/31 (Call 08/15/27)	2,000	2,199,198
Series B, 5.00%, 02/15/31 (PR 02/15/25)	5	5,306
Series B, 5.00%, 02/15/32 (Call 08/15/27)	1,200	1,316,081
Series B, 5.00%, 02/15/33 (Call 02/15/25)	5,000	5,250,263
Series B, 5.00%, 02/15/33 (Call 08/15/27)	2,000	2,187,469
Series B, 5.00%, 02/15/34 (Call 02/15/25)	6,115	6,398,877
Series B, 5.00%, 02/15/34 (Call 08/15/27)	5,000	5,441,789
Series B, 5.00%, 02/15/34 (PR 02/15/25)	5	5,306
Series B, 5.00%, 02/15/36 (Call 08/15/27)	1,000	1,080,346
Series B, 5.00%, 02/15/37 (Call 02/15/25)	2,850	2,972,006
Series B, 5.00%, 02/15/37 (Call 08/15/27)	6,205	6,686,592
Series B, 5.00%, 02/15/37 (PR 02/15/25)	5	5,306
Series B, 5.00%, 02/15/38 (Call 02/15/25)	1,000	1,041,608
Series B, 5.00%, 02/15/38 (Call 08/15/27)	1,960	2,106,282
Series B, 5.00%, 10/01/38 (Call 04/01/28)	10,700	11,779,362
Series B, 5.00%, 02/15/39 (Call 08/15/27)	2,995	3,210,869
Series B, 5.00%, 02/15/39 (PR 08/15/27)	5	5,592
Series B, 5.00%, 02/15/41 (Call 02/15/25)	3,040	3,155,565
Series B, 5.00%, 02/15/42 (Call 02/15/25)	170	176,259
Series B, 5.00%, 02/15/42 (Call 08/15/27)	1,000	1,064,733
Series B, 5.00%, 07/01/45 (PR 07/01/25)	8,325	8,910,042
Series B, 5.00%, 07/01/50 (Call 07/01/29)	2,920	3,133,751
Series B, 5.50%, 03/15/26 (AMBAC)	1,105	1,216,447
Series B, 5.50%, 03/15/27 (AMBAC)	2,335	2,628,145
Series C, 4.00%, 07/01/49 (Call 07/01/29)	1,500	1,380,989
Series C, 5.00%, 03/15/24	3,250	3,377,897
Series C, 5.00%, 03/15/26	4,000	4,343,216
Series C, 5.00%, 03/15/31 (Call 03/15/24)	1,850	1,918,821
Series C, 5.00%, 03/15/32 (Call 03/15/24)	4,370	4,530,554
Series C, 5.00%, 03/15/33 (Call 03/15/24)	1,000	1,036,433
Series C, 5.00%, 03/15/33 (Call 03/15/28)	10,950	12,008,061
Series C, 5.00%, 03/15/35 (Call 03/15/24)	5,390	5,580,592
Series C, 5.00%, 03/15/37 (Call 03/15/24)	2,000	2,068,578
Series C, 5.00%, 03/15/38 (Call 03/15/24)	1,000	1,033,677
Series C, 5.00%, 03/15/39 (Call 03/15/28)	1,500	1,610,312
Series C, 5.00%, 03/15/44 (Call 03/15/24)	10,000	10,297,142

Security	Par (000)	Value

New York (continued)
Series D, 3.00%, 02/15/49 (Call 02/15/30)	$5,250	$4,062,115
Series D, 4.00%, 02/15/37 (Call 02/15/30)	2,500	2,475,954
Series D, 4.00%, 02/15/47 (Call 02/15/30)	14,390	13,609,966
Series D, 5.00%, 02/15/23	1,880	1,903,593
Series D, 5.00%, 02/15/25	2,745	2,914,159
Series D, 5.00%, 02/15/26	10,020	10,843,255
Series D, 5.00%, 02/15/27 (Call 08/15/26)	1,000	1,091,741
Series D, 5.00%, 02/15/28 (Call 08/15/26)	1,500	1,635,252
Series D, 5.00%, 02/15/29	1,250	1,423,000
Series D, 5.00%, 02/15/33 (Call 02/15/30)	2,205	2,473,823
Series D, 5.00%, 02/15/48 (Call 02/15/30)	5,000	5,305,228
Series E, 3.00%, 03/15/41 (Call 03/15/32)	10,250	8,504,734
Series E, 3.25%, 03/15/35 (Call 09/15/23)	25,000	23,784,505
Series E, 4.00%, 02/15/34 (Call 02/15/25)	1,445	1,477,762
Series E, 4.00%, 03/15/37 (Call 03/15/32)	11,000	10,893,788
Series E, 4.00%, 03/15/39 (Call 03/15/32)	11,230	10,956,414
Series E, 4.00%, 03/15/42 (Call 03/15/32)	5,605	5,389,714
Series E, 4.00%, 03/15/44 (Call 03/15/32)	7,500	7,159,341
Series E, 5.00%, 02/15/23	1,165	1,179,167
Series E, 5.00%, 02/15/24	1,110	1,151,409
Series E, 5.00%, 03/15/24	14,125	14,703,036
Series E, 5.00%, 03/15/27	2,000	2,216,652
Series E, 5.00%, 03/15/29 (Call 09/15/28)	5,195	5,885,168
Series E, 5.00%, 03/15/31 (Call 09/15/25)	23,195	24,678,951
Series E, 5.00%, 03/15/32 (Call 09/15/25)	300	318,833
Series E, 5.00%, 03/15/33 (Call 03/15/32)	7,000	8,011,371
Series E, 5.00%, 03/15/34 (Call 09/15/25)	5,000	5,284,002
Series E, 5.00%, 03/15/35 (Call 09/15/28)	10,190	11,160,565
Series E, 5.00%, 03/15/36 (Call 09/15/25)	1,200	1,264,593
Series E, 5.00%, 03/15/38 (Call 09/15/28)	10,000	10,820,074
Series E, 5.00%, 03/15/40 (Call 09/15/28)	4,000	4,307,890
Series E, 5.00%, 03/15/44 (Call 09/15/28)	9,800	10,480,004
Series E, 5.00%, 03/15/48 (Call 09/15/28)	2,800	2,983,906
Series E, 5.25%, 03/15/33 (Call 09/15/25)	2,305	2,462,193
New York State Environmental Facilities Corp. RB
3.00%, 10/15/50 (Call 10/15/30)	8,725	6,968,982
4.00%, 06/15/47 (Call 06/15/32)	10,000	9,570,412
4.00%, 06/15/49 (Call 06/15/29)	5,670	5,398,411
5.00%, 06/15/24	3,250	3,398,679
5.00%, 06/15/26	2,500	2,731,557
Series A, 4.00%, 06/15/46 (Call 06/15/26)	1,545	1,482,800
Series A, 5.00%, 06/15/41 (Call 06/15/26)	2,050	2,205,219
Series A, 5.00%, 06/15/42 (Call 06/15/27)	2,140	2,293,639
Series B, 5.00%, 06/15/36 (Call 06/15/29)	5,500	6,123,603
Series B, 5.00%, 06/15/43 (Call 06/15/28)	10,000	10,873,209
Series E, 5.00%, 06/15/47 (Call 06/15/27)	5,595	5,966,011
New York State Thruway Authority RB
4.00%, 03/15/44 (09/15/32)	40,000	38,291,372
4.00%, 03/15/51 (09/15/32)	17,225	16,156,544
4.13%, 03/15/56 (09/15/32)	8,000	7,571,518
5.00%, 03/15/31	20,000	23,192,722
5.00%, 03/15/38 (09/15/32)	20,000	22,071,812
5.00%, 03/15/48 (09/15/32)	16,585	17,855,391
5.00%, 03/15/53 (09/15/32)	10,000	10,740,036
5.00%, 03/15/54 (09/15/32)	5,000	5,365,759
Series A, 4.00%, 01/01/56 (Call 01/01/26)	1,000	908,045
Series A, 5.00%, 01/01/41 (Call 01/01/26)	1,005	1,056,160
Series A, 5.00%, 01/01/46 (Call 01/01/26)	5,000	5,214,444
Series A, 5.00%, 01/01/51 (Call 01/01/26)	5,000	5,188,984
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,480	2,566,250

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	$2,260	$2,269,127
Series A-1, 4.00%, 03/15/41 (Call 03/15/31)	1,110	1,074,013
Series A-1, 4.00%, 03/15/45 (Call 03/15/31)	5,000	4,764,841
Series A-1, 4.00%, 03/15/46 (Call 03/15/31)	20,315	19,328,926
Series A-1, 4.00%, 03/15/47 (Call 03/15/31)	5,000	4,742,916
Series A-1, 4.00%, 03/15/59 (Call 03/15/31)	7,435	6,817,076
Series A-1, 5.00%, 03/15/23	5,495	5,573,820
Series A-1, 5.00%, 03/15/25	5,000	5,304,996
Series A-1, 5.00%, 03/15/26	5,000	5,413,132
Series B, 3.00%, 01/01/46 (Call 01/01/30)	2,500	1,920,650
Series B, 4.00%, 01/01/37 (Call 01/01/30)	1,750	1,716,395
Series B, 4.00%, 01/01/38 (Call 01/01/30)	5,500	5,338,986
Series B, 4.00%, 01/01/39 (Call 01/01/30)	3,685	3,550,109
Series B, 4.00%, 01/01/40 (Call 01/01/30) (AGM)	2,000	1,948,004
Series B, 4.00%, 01/01/41 (Call 01/01/30)	2,000	1,914,157
Series B, 4.00%, 01/01/50 (Call 01/01/30)	8,000	7,408,853
Series B, 4.00%, 01/01/50 (Call 01/01/30) (AGM)	2,500	2,353,597
Series B, 4.00%, 01/01/53 (Call 01/01/30)	8,250	7,561,051
Series B, 5.00%, 01/01/36 (Call 01/01/30)	2,000	2,175,263
Series J, 5.00%, 01/01/26 (Call 01/01/24)	2,675	2,753,516
Series J, 5.00%, 01/01/41 (Call 01/01/24)	2,000	2,041,045
Series K, 5.00%, 01/01/31 (Call 01/01/25)	4,000	4,189,660
Series K, 5.00%, 01/01/32 (Call 01/01/25)	5,365	5,614,437
Series L, 4.00%, 01/01/36 (Call 01/01/28)	1,000	999,424
Series L, 5.00%, 01/01/33 (Call 01/01/28)	1,000	1,094,108
Series N, 3.00%, 01/01/49 (Call 01/01/30)	3,000	2,247,487
Series N, 4.00%, 01/01/43 (Call 01/01/30)	5,660	5,402,778
Series N, 4.00%, 01/01/47 (Call 01/01/30)	4,000	3,763,881
Series O, 4.00%, 01/01/48 (Call 07/01/31)	5,845	5,488,354
Series O, 5.00%, 01/01/33 (Call 07/01/31)	10,000	11,356,841
New York State Urban Development Corp. RB
3.00%, 03/15/48 (Call 09/15/30)	3,000	2,352,594
4.00%, 03/15/34 (Call 09/15/30)	2,500	2,551,953
4.00%, 03/15/37 (Call 09/15/30)	2,500	2,462,389
4.00%, 03/15/39 (Call 09/15/30)	2,000	1,935,051
4.00%, 03/15/42 (Call 09/15/30)	8,025	7,686,002
5.00%, 03/15/23	750	760,839
5.00%, 03/15/27	1,000	1,103,353
5.00%, 03/15/27 (Call 03/15/24)	1,000	1,035,820
5.00%, 03/15/28	4,580	5,140,319
5.00%, 03/15/29	12,000	13,638,216
5.00%, 03/15/29 (Call 03/15/24)	2,000	2,070,721
5.00%, 03/15/32 (Call 09/15/30)	2,500	2,846,071
5.00%, 03/15/33 (Call 09/15/30)	8,000	9,032,816
5.00%, 03/15/34 (Call 03/15/24)	2,300	2,378,864
5.00%, 03/15/35 (Call 09/15/28)	7,500	8,214,351
5.00%, 03/15/36 (Call 09/15/30)	31,000	34,064,613
5.00%, 03/15/38 (Call 09/15/30)	14,000	15,243,227
5.00%, 03/15/44 (Call 09/15/30)	1,000	1,071,241
5.00%, 03/15/47 (Call 09/15/30)	11,850	12,663,558
5.00%, 03/15/50 (Call 09/15/30)	10,950	11,662,448
Series A, 4.00%, 03/15/37 (Call 09/15/31)	7,500	7,476,440
Series A, 4.00%, 03/15/39 (Call 09/15/31)	8,265	8,082,934
Series A, 4.00%, 03/15/40 (Call 09/15/30)	2,910	2,802,918
Series A, 4.00%, 03/15/42 (Call 09/15/29)	2,750	2,640,854
Series A, 4.00%, 03/15/43 (Call 09/15/29)	1,000	957,039
Series A, 4.00%, 03/15/44 (Call 09/15/29)	5,000	4,772,894
Series A, 4.00%, 03/15/45 (Call 09/15/30)	1,000	946,075
Series A, 4.00%, 03/15/46 (Call 09/15/29)	2,500	2,371,572
Series A, 4.00%, 03/15/47 (Call 09/15/31)	11,500	10,875,473

Security	Par (000)	Value

New York (continued)
Series A, 4.00%, 03/15/49 (Call 09/15/30)	$13,640	$12,785,163
Series A, 5.00%, 03/15/23	12,460	12,639,521
Series A, 5.00%, 03/15/24	10,345	10,755,291
Series A, 5.00%, 03/15/26	8,805	9,535,630
Series A, 5.00%, 03/15/27	10,000	11,105,951
Series A, 5.00%, 03/15/27 (Call 09/15/25)	10,000	10,690,965
Series A, 5.00%, 03/15/27 (Call 03/15/26)	3,710	4,010,012
Series A, 5.00%, 03/15/30 (Call 03/15/27)	1,500	1,646,008
Series A, 5.00%, 03/15/31 (Call 03/15/26)	2,000	2,147,018
Series A, 5.00%, 03/15/31 (Call 03/15/27)	10,000	10,954,482
Series A, 5.00%, 03/15/32 (Call 09/15/25)	1,000	1,061,878
Series A, 5.00%, 03/15/33 (Call 03/15/27)	1,500	1,632,468
Series A, 5.00%, 03/15/35 (Call 03/15/24)	3,855	3,985,415
Series A, 5.00%, 03/15/35 (Call 09/15/25)	1,525	1,612,529
Series A, 5.00%, 03/15/35 (Call 03/15/27)	2,400	2,600,085
Series A, 5.00%, 03/15/35 (Call 09/15/29)	2,500	2,769,972
Series A, 5.00%, 03/15/36 (Call 09/15/28)	2,465	2,692,104
Series A, 5.00%, 03/15/36 (Call 09/15/29)	1,000	1,102,414
Series A, 5.00%, 03/15/36 (Call 09/15/31)	20,000	22,333,458
Series A, 5.00%, 03/15/37 (Call 09/15/29)	2,600	2,850,058
Series A, 5.00%, 03/15/37 (Call 09/15/30)	2,000	2,186,757
Series A, 5.00%, 03/15/39 (Call 09/15/28)	5,000	5,414,508
Series A, 5.00%, 03/15/39 (Call 09/15/29)	2,000	2,177,080
Series A, 5.00%, 03/15/40 (Call 09/15/29)	2,500	2,714,054
Series A, 5.00%, 03/15/41 (Call 09/15/28)	3,660	3,949,215
Series A, 5.00%, 03/15/41 (Call 09/15/30)	10,500	11,346,879
Series A, 5.00%, 03/15/42 (Call 09/15/28)	3,095	3,332,977
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,464,404
Series A 1, 5.00%, 03/15/27 (Call 03/15/23)	3,725	3,775,030
Series A 1, 5.00%, 03/15/28 (Call 03/15/23)	2,020	2,046,047
Series A 1, 5.00%, 03/15/29 (Call 03/15/23)	1,270	1,286,376
Series A 1, 5.00%, 03/15/30 (Call 03/15/23)	2,500	2,532,102
Series A 1, 5.00%, 03/15/43 (Call 03/15/23)	6,400	6,481,496
Series C, 5.00%, 03/15/30 (Call 03/15/23)	4,540	4,598,298
Series C-3, 4.00%, 03/15/47 (Call 09/15/27)	2,000	1,879,898
Series C-3, 5.00%, 03/15/41 (Call 09/15/27)	2,640	2,838,456
Series C-3, 5.00%, 03/15/42 (Call 09/15/27)	1,500	1,609,324
Series D, 5.00%, 03/15/23	5,435	5,513,544
Series E, 3.00%, 03/15/40 (Call 03/15/30)	4,500	3,764,090
Series E, 3.00%, 03/15/50 (Call 03/15/30)	14,975	11,597,789
Series E, 4.00%, 03/15/34 (Call 03/15/30)	5,000	5,098,292
Series E, 4.00%, 03/15/35 (Call 03/15/30)	2,470	2,494,124
Series E, 4.00%, 03/15/36 (Call 03/15/30)	3,500	3,503,650
Series E, 4.00%, 03/15/41 (Call 03/15/30)	5,000	4,800,670
Series E, 4.00%, 03/15/46 (Call 03/15/30)	7,375	6,954,610
Series E, 5.00%, 03/15/23	10,000	10,144,516
Series E, 5.00%, 03/15/24 (Call 03/15/23)	5,445	5,520,633
Series E, 5.00%, 03/15/25	15,025	15,945,322
Series E, 5.00%, 03/15/26	7,445	8,062,779
Series E, 5.00%, 03/15/28	3,000	3,367,021
Series E, 5.00%, 03/15/30	3,000	3,451,062
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	2,500	2,331,509
5.00%, 12/01/43 (Call 12/01/29)	1,000	1,100,780
5.00%, 12/01/45 (Call 12/01/29)	1,500	1,645,992
Port Authority of New York & New Jersey RB
4.00%, 09/01/39 (Call 09/01/29)	2,000	1,963,135
4.00%, 09/01/49 (Call 09/01/29)	14,060	13,335,701
5.00%, 09/01/33 (Call 09/01/29)	1,500	1,668,799
5.00%, 09/01/34 (Call 09/01/29)	5,000	5,524,282

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 09/01/36 (Call 09/01/29)	$3,100	$3,390,764
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	19,000	18,421,573
Series 111, 5.00%, 09/01/48 (Call 09/01/28)	1,360	1,433,898
Series 179, 5.00%, 12/01/22	1,615	1,626,054
Series 179, 5.00%, 12/01/25 (Call 12/01/23)	2,405	2,481,541
Series 179, 5.00%, 06/01/33 (Call 12/01/23)	1,000	1,030,327
Series 179, 5.00%, 12/01/38 (Call 12/01/23)	6,615	6,786,801
Series 179, 5.00%, 12/01/43 (Call 12/01/23)	2,500	2,563,379
Series 183, 4.00%, 12/15/41 (Call 06/15/24)	1,000	972,935
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	4,770	4,981,292
Series 184, 5.00%, 09/01/39 (Call 09/01/24)	1,915	1,988,460
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	1,205	1,282,016
Series 189, 5.00%, 05/01/40 (Call 05/01/25)	5,000	5,265,342
Series 189, 5.00%, 05/01/45 (Call 05/01/25)	2,000	2,087,834
Series 194, 4.00%, 10/15/45 (Call 10/15/25)	1,000	958,890
Series 194, 5.00%, 10/15/24	570	600,820
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	2,000	2,146,725
Series 194, 5.00%, 10/15/32 (Call 10/15/25)	1,400	1,499,662
Series 194, 5.00%, 10/15/33 (Call 10/15/25)	3,000	3,212,630
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	4,500	4,814,758
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	14,780	15,654,425
Series 194, 5.25%, 10/15/55 (Call 10/15/25)	1,000	1,050,404
Series 198, 5.00%, 11/15/41 (Call 11/15/26)	9,475	10,083,529
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	8,190	8,650,164
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	9,500	10,045,831
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	2,365	2,501,293
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	3,000	3,161,066
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	2,655	2,856,886
Series 205, 5.00%, 05/15/57 (Call 11/15/27)	2,000	2,114,815
Series 209, 5.00%, 07/15/29 (Call 07/15/28)	4,000	4,478,374
Series 209, 5.00%, 07/15/32 (Call 07/15/28)	3,080	3,421,831
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	1,000	1,096,611
Series 217, 4.00%, 11/01/49 (Call 11/01/29)	1,500	1,421,995
Series 217, 5.00%, 11/01/44 (Call 11/01/29)	1,500	1,604,488
Series 222, 4.00%, 07/15/38 (Call 07/15/30)	9,430	9,295,048
Series 222, 5.00%, 07/15/32 (Call 07/15/30)	1,000	1,139,412
Series 222, 5.00%, 07/15/34 (Call 07/15/30)	4,500	5,026,007
Series 224, 4.00%, 07/15/40 (Call 07/15/31)	3,850	3,765,411
Series 224, 4.00%, 07/15/41 (Call 07/15/31)	13,270	12,950,612
Series 224, 4.00%, 07/15/46 (Call 07/15/31)	14,185	13,552,536
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	7,670	7,239,027
Series 224, 4.00%, 07/15/61 (Call 07/15/31)	2,500	2,294,673
Series 230, 3.00%, 12/01/31	5,000	4,751,833
Series 230, 3.00%, 12/01/32	3,000	2,841,842
Series 230, 4.00%, 12/01/30	1,500	1,606,965
Series 230, 5.25%, 12/01/52 (Call 12/01/32)	2,500	2,759,742
Series 5, 5.38%, 03/01/28	1,765	1,903,569
Third Series, 6.13%, 06/01/94 (Call 06/01/24)	500	523,542
Sales Tax Asset Receivable Corp. RB
Series A, 4.00%, 10/15/32 (PR 10/15/24)	17,045	17,609,397
Series A, 5.00%, 10/15/25 (PR 10/15/24)	2,000	2,108,585
Series A, 5.00%, 10/15/26 (PR 10/15/24)	4,600	4,849,745
Series A, 5.00%, 10/15/27 (PR 10/15/24)	5,030	5,303,090
Series A, 5.00%, 10/15/28 (PR 10/15/24)	7,860	8,286,737
Series A, 5.00%, 10/15/29 (PR 10/15/24)	5,685	5,993,652
Series A, 5.00%, 10/15/30 (PR 10/15/24)	7,030	7,411,675
State of New York GO, Series A, 4.00%, 03/01/38 (PR 03/01/23)	22,030	22,216,722
Suffolk County Water Authority RB 4.00%, 06/01/31 (Call 06/01/25)	1,000	1,019,099

Security	Par (000)	Value

New York (continued)
Series A, 4.00%, 06/01/41 (Call 06/01/28)	$3,000	$3,008,342
Town of Brookhaven NY GOL, Series A, 3.00%, 03/15/23	2,385	2,394,709
Triborough Bridge & Tunnel Authority RB
4.00%, 05/15/41 (Call 05/15/32)	1,000	964,846
5.00%, 05/15/28	20,335	22,986,098
5.00%, 05/15/43 (Call 05/15/32)	1,000	1,089,999
5.00%, 05/15/52	1,750	1,998,194
Series A, 0.00%, 11/15/30(a)	10,800	8,132,884
Series A, 0.00%, 11/15/31(a)	2,000	1,439,919
Series A, 0.00%, 11/15/32(a)	1,800	1,238,026
Series A, 4.00%, 11/15/42 (Call 11/15/22)	4,920	4,616,895
Series A, 4.00%, 11/15/47 (Call 05/15/28)	3,000	2,766,997
Series A, 4.00%, 11/15/48 (Call 05/15/28)	6,000	5,514,887
Series A, 4.00%, 11/15/54 (Call 11/15/30)	2,805	2,560,604
Series A, 5.00%, 11/15/22	3,360	3,377,237
Series A, 5.00%, 11/01/25	2,800	3,009,062
Series A, 5.00%, 11/15/26 (Call 05/15/23)	2,000	2,031,540
Series A, 5.00%, 11/15/27 (Call 05/15/23)	1,000	1,014,157
Series A, 5.00%, 11/15/42 (Call 05/15/27)	1,000	1,074,694
Series A, 5.00%, 11/15/44 (Call 05/15/28)	12,325	13,052,759
Series A, 5.00%, 11/15/45 (Call 05/15/28)	4,100	4,337,239
Series A, 5.00%, 11/15/46 (Call 05/15/26)	7,900	8,304,113
Series A, 5.00%, 11/15/47 (Call 05/15/27)	9,185	9,767,900
Series A, 5.00%, 11/15/49 (Call 05/15/29)	10,280	11,020,555
Series A, 5.00%, 11/15/51 (Call 05/15/31)	2,875	3,053,332
Series A, 5.00%, 11/15/54 (Call 11/15/30)	4,000	4,210,446
Series A, 5.00%, 11/15/56 (Call 05/15/31)	12,420	13,152,889
Series A 1, 4.00%, 05/15/46 (Call 05/15/31)	6,935	6,557,389
Series A 1, 5.00%, 05/15/51 (Call 05/15/31)	8,825	9,459,037
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/23)(b)(c)	9,935	9,594,944
Series B, 0.00%, 11/15/32(a)	4,745	3,296,439
Series B, 5.00%, 11/15/24 (Call 11/15/22)	1,000	1,005,027
Series B, 5.00%, 11/15/26 (Call 11/15/22)	2,755	2,768,850
Series B, 5.00%, 11/15/27 (Call 11/15/22)	1,600	1,608,043
Series B, 5.00%, 11/15/30	1,000	1,164,357
Series B, 5.00%, 11/15/31	1,000	1,172,719
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,098,012
Series B, 5.00%, 11/15/35 (Call 05/15/27)	2,000	2,176,602
Series B, 5.00%, 11/15/36 (Call 05/15/27)	2,175	2,362,719
Series B, 5.00%, 11/15/37 (Call 05/15/27)	2,000	2,167,870
Series B, 5.00%, 11/15/38 (Call 05/15/27)	1,360	1,471,489
Series B-2, VRDN, 5.00%, 05/15/50 (Put 05/15/23)b)(c)	2,000	2,140,332
Series C, 3.00%, 11/15/45 (Call 11/15/29)	17,745	13,911,959
Series C, 5.00%, 05/15/47 (Call 05/15/32)	13,735	14,849,698
Series C-1, 5.00%, 11/15/25	4,575	4,929,342
Series C-1A, 4.00%, 05/15/46 (Call 11/15/31)	8,255	7,805,514
Series C-1A, 5.00%, 05/15/39 (Call 11/15/31)	2,000	2,201,809
Series C-1A, 5.00%, 05/15/51 (Call 11/15/31)	420	451,613
Series C-1B, VRDN, 5.00%, 05/15/51 (Put 05/15/23)(b)(c)	2,500	2,674,508
Series C-2, 3.00%, 05/15/33 (Call 11/15/31)	1,000	943,283
Series C-2, 5.00%, 11/15/42 (Call 11/15/27)	3,715	4,015,898
Series C-3, 3.00%, 05/15/51 (Call 11/15/31)	2,000	1,513,071
Triborough Bridge & Tunnel Authority Sales Tax Revenue RB, 5.25%, 05/15/52( 11/15/32)	3,000	3,315,896
Utility Debt Securitization Authority RB
5.00%, 12/15/33 (Call 12/15/25)	4,440	4,741,635
5.00%, 12/15/36 (Call 12/15/25)	2,750	2,913,736
5.00%, 12/15/37 (Call 12/15/25)	5,380	5,686,516

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 12/15/39 (Call 12/15/27)	$8,660	$9,466,862
5.00%, 12/15/40 (Call 12/15/27)	10,155	11,083,003
5.00%, 12/15/41 (Call 12/15/27)	8,000	8,717,370
Series A, 5.00%, 06/15/28 (Call 06/15/26)	2,050	2,219,005
Series A, 5.00%, 12/15/35 (Call 06/15/26)	2,000	2,136,605
Series B, 5.00%, 12/15/33 (Call 06/15/26)	450	482,401
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	6,730	6,952,349
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	3,000	3,093,704
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	17,285	17,769,410

		5,783,519,966

North Carolina — 1.4%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/23	2,000	2,044,108
5.00%, 07/01/31 (Call 07/01/30)	6,875	8,013,996
5.00%, 07/01/40 (Call 07/01/25)	1,000	1,062,493
City of Greensboro NC GO, 5.00%, 10/01/29(10/01/28)	5,000	5,697,608
City of Raleigh NC Combined Enterprise System Revenue RB
Series A, 4.00%, 03/01/46 (Call 03/01/27)	6,700	6,588,778
Series A, 5.00%, 03/01/43 (PR 03/01/23)	10,000	10,131,928
Series B, VRDN,1.44%, 03/01/35 (Put 09/01/22)(b)(c)	5,705	5,705,000
County of Alamance NC GO, 5.00%, 05/01/26	7,515	8,192,646
County of Guilford NC GO, 5.00%, 03/01/25	15,730	16,742,441
County of Mecklenburg NC GO, 5.00%, 12/01/27	1,670	1,884,742
County of Union NC GO, Series C, 5.00%, 09/01/25	3,000	3,229,960
County of Wake NC GO
5.00%, 03/01/23	10,000	10,136,413
5.00%, 04/01/25	6,255	6,670,375
5.00%, 04/01/29	11,435	13,174,860
Series C, 5.00%, 03/01/23	3,755	3,806,223
Series C, 5.00%, 03/01/25	6,695	7,125,915
County of Wake NC RB, 5.00%, 03/01/24	435	451,970
Durham Capital Financing Corp. RB, 4.00%, 06/01/43 (PR 06/01/23)	5,125	5,187,900
North Carolina Capital Facilities Finance Agency RB
Series B, 5.00%, 10/01/41 (PR 10/01/25)	1,000	1,077,122
Series B, 5.00%, 07/01/42 (Call 10/01/26)	2,000	2,136,124
North Carolina Municipal Power Agency No. 1 RB
Series A, 5.00%, 01/01/25	1,320	1,388,079
Series A, 5.00%, 01/01/27 (Call 01/01/26)	2,500	2,684,436
North Carolina Turnpike Authority RB
0.00%, 01/01/44 (Call 01/01/30)(a)	7,340	2,819,472
0.00%, 01/01/49 (Call 01/01/30)(a)	2,500	752,431
4.00%, 01/01/41 (Call 01/01/29) (AGM)	2,000	1,935,569
4.00%, 01/01/55 (Call 01/01/30)	2,000	1,705,550
4.00%, 01/01/55 (Call 01/01/30) (AGM)	2,000	1,871,371
5.00%, 01/01/40 (Call 01/01/29)	2,000	2,075,535
5.00%, 01/01/44 (Call 01/01/30)	2,000	2,062,209
5.00%, 01/01/49 (Call 01/01/30)	3,800	3,899,950
5.00%, 01/01/49 (Call 01/01/30) (AGM)	2,415	2,598,359
State of North Carolina GO
Series A, 5.00%, 06/01/23	10,725	10,942,787
Series A, 5.00%, 06/01/26	2,000	2,189,467
Series A, 5.00%, 06/01/27	10,500	11,745,928
Series A, 5.00%, 06/01/27 (Call 06/01/26)	2,015	2,205,893
Series A, 5.00%, 06/01/28 (Call 06/01/26)	5,000	5,477,721
Series B, 5.00%, 06/01/25	13,500	14,451,719
Series B, 5.00%, 06/01/26	12,925	14,149,433
Series B, 5.00%, 06/01/27	1,500	1,677,990
Series B, 5.00%, 06/01/28	11,390	12,975,842

Security	Par (000)	Value

North Carolina (continued)
Series B, 5.00%, 06/01/29	$1,000	$1,155,667
State of North Carolina RB
4.00%, 03/01/34 (Call 03/01/31)	2,000	2,078,048
5.00%, 03/01/24	6,625	6,871,529
5.00%, 03/01/25	3,500	3,717,387
5.00%, 03/01/27	5,000	5,519,437
5.00%, 03/01/28	19,000	21,332,149
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,105,804
5.00%, 03/01/31 (Call 03/01/29)	2,500	2,811,427
5.00%, 03/01/32 (Call 03/01/31)	1,000	1,148,859
5.00%, 03/01/33 (Call 03/01/29)	3,000	3,334,135
Series A, 4.00%, 05/01/33 (Call 05/01/29)	1,000	1,053,334
Series A, 4.00%, 05/01/34 (Call 05/01/29)	4,960	5,175,992
Series A, 5.00%, 05/01/23	10,000	10,180,049
Series A, 5.00%, 05/01/24	11,390	11,884,828
Series A, 5.00%, 05/01/32	7,855	9,291,844
Series B, 3.00%, 05/01/32 (Call 05/01/30)	2,000	1,929,255
Series B, 5.00%, 05/01/24	4,620	4,820,712
Series B, 5.00%, 05/01/25	5,000	5,342,255
Series B, 5.00%, 06/01/25	4,360	4,666,167
Series B, 5.00%, 05/01/26	1,505	1,641,262
Series B, 5.00%, 06/01/26	1,000	1,092,477
Series B, 5.00%, 05/01/27	2,000	2,224,111
Series B, 5.00%, 05/01/28 (Call 05/01/27)	6,500	7,217,627
Series B, 5.00%, 05/01/29	1,500	1,723,410
Series B, 5.00%, 05/01/29 (Call 05/01/27)	1,000	1,106,844
Series B, 5.00%, 05/01/30	10,915	12,671,225
Series B, 5.00%, 05/01/31 (Call 05/01/30)	1,500	1,731,897
Series B, 5.00%, 05/01/33 (Call 05/01/30)	3,110	3,542,694
Series B, 5.00%, 05/01/34 (Call 05/01/30)	2,500	2,831,386
Series C, 5.00%, 05/01/27 (Call 05/01/24)	1,500	1,563,629
Town of Cary NC Combined Utility Systems Revenue RB, 5.00%, 12/01/42 (PR 12/01/22)	9,000	9,060,924
Town of Cary NC GO
4.00%, 09/01/32 (Call 09/01/31)	5,710	6,201,342
4.00%, 09/01/33 (Call 09/01/31)	3,535	3,814,059
University of North Carolina at Chapel Hill RB, Series B, 5.00%, 12/01/38 (Call 12/01/31)	4,735	5,423,932

		384,936,040

Ohio — 1.9%
American Municipal Power Inc. RB
4.00%, 02/15/36 (Call 02/15/30)	4,360	4,358,425
4.00%, 02/15/42 (Call 02/15/28)	5,000	4,789,868
5.00%, 02/15/25	2,250	2,382,361
5.00%, 02/15/33 (Call 02/15/30)	2,000	2,246,655
5.00%, 02/15/35 (Call 02/15/30)	12,000	13,240,930
Series A, 5.00%, 02/15/46 (Call 02/15/26)	845	879,979
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC)	20	21,738
5.25%, 12/01/30 (NPFGC)	1,000	1,185,617
City of Cleveland OH Income Tax Revenue RB, Series A, 5.00%, 10/01/30 (PR 10/01/23)	10,035	10,318,640
City of Columbus OH GO
4.00%, 04/01/30	9,640	10,515,644
4.00%, 04/01/31	4,680	5,105,227
Series 1, 4.00%, 04/01/23	10,000	10,098,125
Series 1, 5.00%, 07/01/25	1,860	1,991,767
Series 1, 5.00%, 07/01/26	1,545	1,690,876
Series 2017-1, 5.00%, 04/01/24	6,240	6,498,211
Series A, 5.00%, 04/01/25	3,000	3,194,560

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series A, 5.00%, 04/01/26	$4,480	$4,876,950
Series A, 5.00%, 04/01/28	9,955	11,274,684
Series A, 5.00%, 04/01/30 (Call 10/01/28)	3,000	3,408,205
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28 (PR 12/01/24)	2,150	2,270,090
5.00%, 06/01/30 (Call 06/01/26)	1,565	1,694,524
5.00%, 06/01/32 (Call 06/01/26)	2,525	2,718,078
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/48 (Call 06/01/28)	7,480	8,114,771
County of Hamilton OH Sales Tax Revenue RB
Series A, 4.00%, 12/01/32 (Call 12/01/26)	1,000	1,042,405
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,000	1,084,629
Northeast Ohio Regional Sewer District RB
3.00%, 11/15/39 (Call 11/15/29)	2,475	2,125,311
4.00%, 11/15/49 (Call 11/15/24)	3,485	3,191,729
4.00%, 11/15/49 (PR 11/15/24)	5,075	5,239,604
Ohio State University (The) RB
4.00%, 12/01/39 (Call 12/01/31)	1,000	1,011,078
4.00%, 12/01/43 (Call 12/01/31)	12,750	12,520,880
4.00%, 12/01/48 (Call 12/01/31)	9,755	9,411,683
5.00%, 12/01/32 (Call 12/01/31)	1,270	1,478,713
5.00%, 12/01/35 (Call 12/01/31)	4,000	4,591,380
Series A, 4.00%, 06/01/43 (Call 06/01/23)	3,645	3,528,457
Series A, 5.00%, 06/01/38 (Call 06/01/23)	1,100	1,110,465
Series A, 5.00%, 06/01/43 (Call 06/01/23)	2,000	2,015,490
Series E, VRDN,1.42%, 06/01/35 (Put 09/01/22)(b)(c)	31,425	31,425,000
Ohio Turnpike & Infrastructure Commission RB
Series A, 4.00%, 02/15/46 (Call 02/15/28)	32,545	31,769,179
Series A, 5.00%, 02/15/33 (Call 02/15/28)	2,000	2,202,812
Series A, 5.00%, 02/15/46 (Call 02/15/31)	8,540	9,371,351
Series A, 5.00%, 02/15/48 (PR 02/15/23)	15,000	15,163,716
Series A, 5.00%, 02/15/51 (Call 02/15/31)	6,000	6,560,308
Series A-1, 5.00%, 02/15/48 (PR 02/15/23)	41,500	41,952,948
Series A-1, 5.25%, 02/15/33 (Call 02/15/23)	1,000	1,012,032
Series A-2, 0.00%, 02/15/37(a)	6,880	3,779,138
Series A-2, 0.00%, 02/15/40(a)	2,500	1,165,480
Series A-2, 0.00%, 02/15/41(a)	7,095	3,124,307
Series S, 0.00%, 02/15/34 (Call 02/15/31)(a)	2,145	2,422,517
Ohio University RB
5.00%, 12/01/43 (PR 12/01/22)	8,000	8,054,154
Series A, 5.00%, 12/01/44 (Call 06/01/27)	2,000	2,122,563
Ohio Water Development Authority RB
5.00%, 12/01/27	1,865	2,098,935
5.00%, 06/01/28 (Call 03/01/28)	2,000	2,260,593
5.00%, 12/01/29 (Call 09/01/29)	10,545	12,159,334
5.00%, 12/01/39 ( 12/01/29)	5,025	5,538,764
5.00%, 06/01/44 (Call 12/01/29)	5,000	5,460,699
Series A, 5.00%, 12/01/28	1,000	1,143,158
Series A, 5.00%, 06/01/29 (Call 03/01/29)	6,680	7,650,071
Series A, 5.00%, 12/01/35 (Call 06/01/31)	2,000	2,273,591
Series A, 5.00%, 12/01/36 (Call 06/01/31)	1,500	1,701,040
Series A, 5.00%, 12/01/38 (Call 06/01/31)	6,000	6,739,343
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/23	6,155	6,357,820
Series 2015-A, 5.00%, 12/01/25	8,055	8,705,422
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	2,873,207
Series A, 5.00%, 12/01/40 (Call 12/01/31)	5,000	5,604,308
Series A, 5.00%, 12/01/46 (Call 12/01/31)	9,580	10,586,115
Series A, 5.00%, 12/01/50 (Call 06/01/30)	8,780	9,546,328

Security	Par (000)	Value

Ohio (continued)
Series B, 3.00%, 12/01/34 (Call 12/01/29)	$1,500	$1,430,509
Series B, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,666,304
Series B, 5.00%, 12/01/44 (Call 12/01/29)	3,815	4,161,420
State of Ohio GO
5.00%, 03/01/35 (Call 03/01/32)	1,125	1,290,934
Series A, 5.00%, 12/15/22	3,000	3,023,635
Series A, 5.00%, 12/15/23	7,360	7,608,863
Series A, 5.00%, 09/15/24	12,250	12,894,857
Series A, 5.00%, 12/15/24	3,655	3,870,101
Series A, 5.00%, 06/15/36 (Call 06/15/31)	2,500	2,835,695
Series B, 5.00%, 09/15/23	10,000	10,274,575
Series B, 5.00%, 08/01/24	6,065	6,365,950
Series B, 5.00%, 09/15/24	1,500	1,578,962
Series B, 5.00%, 09/15/25	5,470	5,884,439
Series B, 5.00%, 09/15/26	4,585	5,039,802
Series B, 5.00%, 09/15/27	1,500	1,681,826
Series B, 5.00%, 09/15/29	12,670	14,641,823
Series B, 5.00%, 02/01/31	2,000	2,343,075
Series C, 4.00%, 09/15/22	2,725	2,726,760
Series C, 5.00%, 08/01/26	2,215	2,428,442
Series C, 5.00%, 08/01/27	1,430	1,599,570
Series C, 5.00%, 08/01/28	7,765	8,835,074
Series C, 5.00%, 08/01/28 (ETM)	735	832,830
Series S, 5.00%, 05/01/25	2,035	2,173,753
State of Ohio RB, Series 1, 5.00%, 12/15/29 (Call 06/15/26)	1,000	1,086,199
Upper Arlington City School District GO, Series A, 5.00%, 12/01/48 (Call 12/01/27)	1,000	1,125,959

		519,453,339

Oklahoma — 0.3%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/23	2,000	2,039,262
Series A, 5.00%, 06/01/27 (Call 12/01/26)	2,655	2,914,239
Series A, 5.00%, 06/01/28 (Call 12/01/26)	1,530	1,674,872
Series A, 5.00%, 06/01/29 (Call 12/01/26)	5,365	5,859,452
Series A, 5.00%, 06/01/30 (Call 12/01/26)	1,000	1,091,742
Series A, 5.00%, 06/01/39 (Call 06/01/24)	2,000	2,069,404
Oklahoma Municipal Power Authority RB, Series A, 4.00%, 01/01/47 (Call 01/01/31) (AGM)	9,000	8,598,109
Oklahoma Turnpike Authority RB
Series A, 4.00%, 01/01/47 (Call 01/01/26)	2,000	1,981,241
Series A, 4.00%, 01/01/48 (Call 01/01/27)	3,500	3,462,095
Series A, 5.00%, 01/01/42 (Call 01/01/26)	6,015	6,367,908
Series A, 5.00%, 01/01/43 (Call 01/01/27)	2,355	2,488,181
Series C, 4.00%, 01/01/42 (Call 01/01/27)	2,000	2,006,388
Series C, 5.00%, 01/01/47 (Call 01/01/27)	3,715	3,912,110
Series D, 5.00%, 01/01/25	2,295	2,428,311
Oklahoma Water Resources Board RB
4.00%, 04/01/47 (Call 04/01/31) (OK CERF)	18,250	17,577,672
Series B, 5.00%, 10/01/51 (Call 10/01/32)	17,750	19,530,476
University of Oklahoma (The) RB, Series C, 4.00%, 07/01/45 (Call 07/01/25)	2,000	1,887,262

		85,888,724

Oregon — 1.0%
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 03/01/34 (Call 09/01/29)	7,525	8,485,828

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Clackamas County School District No. 12 North Clackamas GO
Series B, 5.00%, 06/15/33 (Call 06/15/27) (GTD)	$1,710	$1,865,023
Series B, 5.00%, 06/15/37 (Call 06/15/27) (GTD)	1,480	1,600,432
County of Multnomah OR GO
Series A, 5.00%, 06/15/27	30,000	33,500,298
Series A, 5.00%, 06/15/28	39,990	45,472,601
Hillsboro School District No. 1J GO, 5.00%, 06/15/38 (Call 06/15/27) (GTD)	2,250	2,433,089
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/23 (GTD)	8,000	8,169,261
5.00%, 06/15/24 (GTD)	2,055	2,150,484
5.00%, 06/15/27 (GTD)	2,500	2,786,899
5.00%, 06/15/29 (GTD)	5,000	5,758,002
Oregon Health & Science University RB, Series B, 4.00%, 07/01/46 (Call 07/01/26)	2,000	1,911,187
Oregon State Lottery RB
Series A, 5.00%, 04/01/39 (Call 04/01/32)	2,715	3,059,113
Series A, 5.00%, 04/01/40 (Call 04/01/32)	5,000	5,618,504
Series C, 5.00%, 04/01/23	2,120	2,153,570
Series C, 5.00%, 04/01/25 (Call 04/01/24)	9,975	10,375,116
Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	3,000	3,188,359
Series D, 5.00%, 04/01/29 (Call 04/01/25) (MO)	2,000	2,120,934
Salem-Keizer School District No. 24J GO
5.00%, 06/15/36 (Call 06/15/28) (GTD)	1,250	1,370,585
5.00%, 06/15/37 (Call 06/15/28) (GTD)	5,000	5,472,088
5.00%, 06/15/38 (Call 06/15/28) (GTD)	1,000	1,092,044
5.00%, 06/15/39 (Call 06/15/28) (GTD)	1,000	1,089,610
State of Oregon Department of Transportation RB
Series A, 4.00%, 11/15/42 (Call 11/15/29)	14,000	13,776,374
Series A, 5.00%, 11/15/23	5,150	5,313,859
Series A, 5.00%, 11/15/24	7,770	8,202,581
Series A, 5.00%, 11/15/27 (PR 11/15/24)	4,320	4,561,504
Series A, 5.00%, 11/15/28 (PR 11/15/24)	3,630	3,832,930
Series A, 5.00%, 11/15/29 (PR 11/15/24)	2,000	2,111,807
Series A, 5.00%, 11/15/31 (PR 11/15/24)	19,765	20,869,937
Series A, 5.00%, 11/15/35 (Call 11/15/29)	1,000	1,113,357
Series A, 5.00%, 11/15/36 (Call 11/15/29)	13,665	15,182,889
Series A, 5.00%, 11/15/37 (Call 11/15/29)	2,025	2,242,810
Series A, 5.00%, 11/15/38 (PR 11/15/23)	2,000	2,062,716
Series A, 5.00%, 11/15/39 (Call 11/15/29)	5,605	6,178,732
Series A, 5.00%, 11/15/42 (Call 11/15/29)	8,195	8,948,157
State of Oregon GO
4.00%, 05/01/38 (Call 05/01/31)	5,000	5,076,126
4.00%, 05/01/39 (Call 05/01/31)	3,000	3,027,069
4.00%, 05/01/41 (Call 05/01/31)	4,845	4,816,728
5.00%, 05/01/35 (Call 05/01/31)	3,040	3,482,252
Series A, 5.00%, 05/01/23	1,240	1,262,326
Series A, 5.00%, 05/01/42 (Call 05/01/27)	1,150	1,234,717
Series A, 5.00%, 05/01/44 (Call 05/01/29)	5,060	5,524,329
Series F, 5.00%, 05/01/33 (Call 05/01/26)	7,000	7,521,653
Series K, 5.00%, 11/01/24	1,395	1,471,647
Series L, 5.00%, 08/01/42 (Call 08/01/27)	1,500	1,615,807
Series N, 5.00%, 05/01/24	1,195	1,245,918
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/48 (PR 09/01/27)	1,000	1,120,946

Security	Par (000)	Value

Oregon (continued)
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series D, 5.00%, 06/15/35 (Call 06/15/27) (GTD)	$2,500	$2,716,169
Series D, 5.00%, 06/15/36 (Call 06/15/27) (GTD)	2,500	2,709,213

		286,895,580

Pennsylvania — 2.4%
Allegheny County Sanitary Authority RB, 5.00%, 06/01/43 (Call 06/01/28)	3,000	3,205,295
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,042,467
City of Philadelphia PA GO
Series A, 5.00%, 08/01/23	500	510,711
Series A, 5.00%, 08/01/26	1,500	1,629,330
Series A, 5.00%, 05/01/35 (Call 05/01/31)	3,565	3,932,363
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 5.00%, 10/01/42 (Call 10/01/27)	16,160	17,401,764
Series A, 5.00%, 07/01/45 (PR 07/01/24)	5,755	6,024,504
Series A, 5.00%, 11/01/45 (Call 11/01/30)	5,395	5,838,098
Series A, 5.00%, 10/01/47 (Call 10/01/27)	4,315	4,602,858
Series A, 5.00%, 10/01/48 (Call 10/01/28)	4,000	4,293,595
Series A, 5.00%, 11/01/50 (Call 11/01/30)	1,500	1,615,061
Series A, 5.00%, 10/01/52 (Call 10/01/27)	1,000	1,066,205
Series B, 5.00%, 11/01/44 (Call 11/01/29)	3,000	3,259,798
Series B, 5.00%, 11/01/49 (Call 11/01/29)	4,000	4,302,880
Series C, 4.00%, 10/01/51 (Call 10/01/31)	10,000	9,396,567
Commonwealth of Pennsylvania GO
5.00%, 07/15/26	2,000	2,185,227
5.00%, 07/15/27	14,870	16,531,755
5.00%, 07/15/28	2,000	2,256,432
5.00%, 07/15/29	6,000	6,864,990
First Series, 2.00%, 05/15/38 (Call 05/15/31)	10,000	7,285,156
First Series, 2.00%, 05/15/39 (Call 05/15/31)	10,000	7,065,108
First Series, 3.00%, 05/15/34 (Call 05/15/31)	4,500	4,126,613
First Series, 4.00%, 04/01/29 (Call 04/01/23)	15,000	15,120,285
First Series, 4.00%, 01/01/30 (Call 01/01/27)	3,000	3,135,321
First Series, 4.00%, 04/01/32 (Call 04/01/23)	7,500	7,548,385
First Series, 4.00%, 06/15/33 (Call 06/15/24)	1,000	1,017,936
First Series, 4.00%, 03/15/34 (Call 03/15/25)	2,000	2,042,797
First Series, 4.00%, 03/01/36 (Call 03/01/28)	8,085	8,204,900
First Series, 4.00%, 03/01/37 (Call 03/01/28)	3,000	3,025,914
First Series, 4.00%, 03/01/38 (Call 03/01/28)	4,515	4,522,657
First Series, 5.00%, 01/01/23	6,500	6,558,841
First Series, 5.00%, 03/15/23	2,165	2,196,520
First Series, 5.00%, 08/15/23	2,985	3,060,349
First Series, 5.00%, 01/01/24	1,850	1,914,147
First Series, 5.00%, 03/01/24	3,645	3,786,649
First Series, 5.00%, 06/15/24	2,000	2,091,853
First Series, 5.00%, 07/01/24	1,900	1,989,325
First Series, 5.00%, 08/15/24	2,400	2,519,979
First Series, 5.00%, 09/15/24	4,830	5,079,327
First Series, 5.00%, 04/01/25 (PR 04/01/23)	5,000	5,078,008
First Series, 5.00%, 08/15/25	7,765	8,324,123
First Series, 5.00%, 09/15/25	1,500	1,610,913
First Series, 5.00%, 09/15/26	3,705	4,062,040
First Series, 5.00%, 01/01/27	3,500	3,850,994
First Series, 5.00%, 01/01/28 (Call 01/01/27)	12,000	13,248,563
First Series, 5.00%, 05/15/28	9,235	10,391,963
First Series, 5.00%, 05/15/30	4,500	5,205,975
First Series, 5.00%, 03/15/31 (Call 03/15/25)	8,400	8,787,911
First Series, 5.00%, 05/15/31	5,000	5,830,679

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 03/01/32 (Call 03/01/28)	$4,000	$4,427,832
First Series 2020, 5.00%, 05/01/23	2,500	2,544,679
First Series 2020, 5.00%, 05/01/26	12,655	13,768,290
Second Series, 4.00%, 09/15/30 (Call 09/15/26)	5,000	5,199,318
Second Series, 5.00%, 09/15/22	7,450	7,457,336
Second Series, 5.00%, 10/15/23	1,200	1,235,360
Second Series, 5.00%, 01/15/24	1,545	1,600,081
Second Series, 5.00%, 09/15/24	1,535	1,614,237
Second Series, 5.00%, 01/15/25	1,365	1,444,598
Second Series, 5.00%, 09/15/25	1,310	1,406,864
Second Series, 5.00%, 10/15/26 (Call 10/15/23)	1,000	1,027,335
Second Series, 5.00%, 01/15/27	4,680	5,153,256
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	5,420	5,892,300
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	2,400	2,596,718
Second Series, 5.00%, 10/15/29 (Call 10/15/23)	2,400	2,463,993
Second Series, 5.00%, 10/15/30 (Call 10/15/23)	1,000	1,026,440
Second Series, 5.00%, 10/15/31 (Call 10/15/23)	3,450	3,540,446
Second Series, 5.00%, 10/15/32 (Call 10/15/23)	2,500	2,564,981
Series D, 4.00%, 08/15/28 (Call 08/15/25) (AGM)	10,010	10,413,641
Series D, 4.00%, 08/15/33 (Call 08/15/25)	3,000	3,083,399
County of Allegheny PA GO
Series C-75, 5.00%, 11/01/27 (Call 11/01/26)	2,185	2,404,452
Series C76, 5.00%, 11/01/41 (Call 11/01/26)	1,500	1,621,595
Series C-78, 4.00%, 11/01/49 (Call 11/01/30)	1,160	1,106,814
County of Montgomery PA GO, Series A, 5.00%, 01/01/39 (Call 01/01/31)	7,175	8,081,378
County of Montgomery PA GOL, 5.00%, 07/01/34 (07/01/32)	6,940	8,115,142
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/42 (Call 07/01/27)	1,565	1,674,004
5.00%, 07/01/47 (Call 07/01/27)	4,250	4,505,140
Delaware River Port Authority RB
5.00%, 01/01/30 (Call 01/01/24)	1,660	1,717,780
5.00%, 01/01/33 (Call 01/01/24)	2,570	2,659,455
5.00%, 01/01/40 (Call 01/01/24)	1,515	1,533,164
Series A, 5.00%, 01/01/39 (Call 01/01/29)	875	927,186
Series B, 5.00%, 01/01/23	1,215	1,224,864
Series B, 5.00%, 01/01/26	1,815	1,944,661
Delaware Valley Regional Finance Authority RB, Series A, 5.50%, 08/01/28 (AMBAC)	3,110	3,553,733
Haverford Township School District GOL, VRDN,1.65%, 03/01/30 (Put 09/01/22) (SAW)(b)(c)	10,000	10,000,000
Lower Merion School District GOL, 5.00%, 11/15/26 (SAW)	5,980	6,608,482
Pennsylvania State University (The) RB, Series A, 5.00%, 09/01/47 (Call 09/01/27)	4,650	4,993,121
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series A, 5.00%, 12/01/48 (Call 12/01/28)	1,000	1,062,529
Pennsylvania Turnpike Commission RB
4.75%, 12/01/37 (Call 12/01/26)	2,000	2,148,540
5.00%, 12/01/23	3,995	4,120,645
5.00%, 12/01/25	1,050	1,130,012
5.00%, 12/01/31 (Call 12/01/27)	1,500	1,649,545
5.00%, 12/01/34 (Call 12/01/24)	3,000	3,127,428
Second Series, 5.00%, 12/01/35 (Call 12/01/27)	4,500	4,799,775
Second Series, 5.00%, 12/01/36 (Call 12/01/27)	1,130	1,201,724
Series A, 4.00%, 12/01/43 (Call 12/01/30)	2,000	1,929,561
Series A, 4.00%, 12/01/44 (Call 12/01/30)	10,725	10,188,039
Series A, 4.00%, 12/01/45 (Call 12/01/30)	14,595	13,739,336

Security	Par (000)	Value

Pennsylvania (continued)
Series A, 4.00%, 12/01/46 (Call 12/01/30)	$3,300	$3,068,572
Series A, 4.00%, 12/01/49 (Call 12/01/29)	2,500	2,297,470
Series A, 4.00%, 12/01/49 (Call 12/01/29) (AGM)	3,500	3,415,774
Series A, 4.00%, 12/01/50 (Call 12/01/30)	13,545	12,381,529
Series A, 5.00%, 12/01/30 (Call 12/01/26)	3,840	4,148,486
Series A, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,611,177
Series A, 5.00%, 12/01/37 (PR 12/01/22)	1,120	1,127,441
Series A, 5.00%, 12/01/39 (Call 12/01/29)	10,000	10,690,770
Series A, 5.00%, 12/01/44 (Call 12/01/24)	6,495	6,665,752
Series A, 5.00%, 12/01/44 (Call 12/01/29)	5,780	6,067,371
Series A 1, 5.00%, 12/01/26 (Call 06/01/25)	1,055	1,123,169
Series A 1, 5.00%, 12/01/38 (Call 12/01/24)	1,500	1,539,910
Series A 1, 5.00%, 12/01/40 (Call 06/01/25)	7,000	7,266,634
Series A 1, 5.00%, 12/01/42 (Call 12/01/27)	2,500	2,632,566
Series A-1, 5.00%, 12/01/43 (PR 12/01/22)	1,045	1,052,074
Series A 1, 5.00%, 12/01/46 (Call 06/01/26)	29,975	31,026,922
Series A 2, 5.00%, 12/01/43 (Call 12/01/28)	4,000	4,239,936
Series A 2, 5.00%, 12/01/48 (Call 12/01/28)	4,000	4,227,369
Series B, 4.00%, 12/01/46 (Call 12/01/31)	1,000	929,870
Series B, 4.00%, 12/01/51 (Call 12/01/31)	4,700	4,298,226
Series B, 5.00%, 12/01/40 (Call 12/01/25)	2,000	2,077,459
Series B, 5.00%, 12/01/45 (Call 12/01/25)	8,690	8,973,678
Series B, 5.00%, 12/01/46 (Call 06/01/31)	9,150	9,742,131
Series B, 5.00%, 12/01/50 (Call 12/01/30)	2,000	2,125,711
Series B, 5.00%, 12/01/51 (Call 06/01/31)	6,500	6,860,924
Series B 1, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,085,372
Series B 2, 5.00%, 06/01/28 (Call 06/01/27)	2,500	2,729,775
Series B 2, 5.00%, 06/01/32 (Call 06/01/27)	2,500	2,678,491
Series C, 5.00%, 12/01/39 (Call 12/01/24)	3,040	3,147,170
Series C, 5.00%, 12/01/43 (Call 12/01/23)	1,445	1,467,831
Series C, 5.00%, 12/01/43 (PR 12/01/23)	5,940	6,129,045
Series C, 5.00%, 12/01/44 (Call 12/01/24)	3,000	3,078,869
Series E, 0.00%, 12/01/37 (Call 12/01/35)(a)	2,500	2,235,285
Series E, 6.00%, 12/01/30 (Call 12/01/27)	710	818,193
Series E, 6.38%, 12/01/38 (Call 12/01/27)	1,265	1,451,482
Philadelphia Gas Works Co. RB, 5.00%, 08/01/47 (Call 08/01/27)	1,500	1,545,833
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/44 (Call 09/01/29) (AGM)	1,000	1,095,877
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/44 (Call 09/01/29) (SAW)	6,555	6,891,907
State Public School Building Authority RB 5.50%, 06/01/28 (AGM, SAW)	470	535,255
Series A, 5.00%, 06/01/31 (Call 12/01/26) (AGM, SAW)	2,000	2,147,711
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	4,435	4,627,923
Upper Merion Area School District/PA GOL
Series A, 4.00%, 01/15/46 (Call 01/15/29) (SAW)	9,000	8,930,944
Series A, 4.00%, 01/15/51 (Call 01/15/29) (SAW)	7,870	7,734,635
Westmoreland County Municipal Authority RB, 5.00%, 08/15/37 (PR 08/15/23)	18,240	18,697,793

		658,492,652

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	2,030	2,067,351
Series B, 5.00%, 06/15/26	2,500	2,707,979
Series B, 5.00%, 06/15/31 (Call 06/15/26)	2,500	2,691,153
Rhode Island Health & Educational Building Corp. RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	3,490	3,894,894

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Health and Educational Building Corp. RB, Series A, 4.00%, 09/01/37 (Call 09/01/27)	$4,500	$4,559,303

		15,920,680

South Carolina — 0.8%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/25 (Call 12/01/23)	2,800	2,888,854
5.00%, 12/01/26 (Call 12/01/23)	4,750	4,900,194
5.00%, 12/01/30 (PR 12/01/23)	2,000	2,063,651
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/49 (Call 01/01/30)	7,955	8,751,251
City of Columbia SC Waterworks & Sewer System Revenue RB, Series A, 5.00%, 02/01/49 (PR 02/01/29)	2,500	2,861,938
County of Charleston SC GO, 5.00%, 11/01/22	4,900	4,922,480
South Carolina Public Service Authority RB
5.00%, 12/01/38 (Call 12/01/23)	3,020	3,054,306
Series A, 4.00%, 12/01/34 (Call 12/01/31)	2,000	1,973,521
Series A, 4.00%, 12/01/35 (Call 12/01/31)	1,750	1,717,339
Series A, 4.00%, 12/01/38 (Call 06/01/32)	1,000	948,262
Series A, 4.00%, 12/01/40 (Call 12/01/30)	3,000	2,805,640
Series A, 4.00%, 12/01/41 (Call 06/01/32)	2,000	1,857,351
Series A, 4.00%, 12/01/47 (Call 06/01/32)	7,000	6,372,586
Series A, 4.00%, 12/01/52 (Call 06/01/32)	10,000	9,041,188
Series A, 5.00%, 12/01/31	3,000	3,326,428
Series A, 5.00%, 12/01/31 (Call 06/01/26)	2,000	2,104,027
Series A, 5.00%, 12/01/36 (Call 06/01/26)	3,000	3,103,429
Series A, 5.00%, 12/01/37 (Call 06/01/26)	1,365	1,410,606
Series A, 5.00%, 12/01/49 (Call 06/01/24)	2,000	2,022,095
Series A, 5.00%, 12/01/50 (Call 06/01/25)	6,500	6,587,124
Series A, 5.50%, 12/01/54 (Call 06/01/24)	4,000	4,091,647
Series B, 4.00%, 12/01/41 (Call 12/01/31)	2,200	2,043,086
Series B, 4.00%, 12/01/42 (Call 12/01/31)	1,000	924,337
Series B, 4.00%, 12/01/47 (Call 12/01/31)	2,000	1,820,739
Series B, 5.00%, 12/01/46 (Call 12/01/26)	2,000	2,052,061
Series B, 5.00%, 12/01/51 (Call 12/01/31)	2,195	2,273,270
Series B, 5.00%, 12/01/56 (Call 12/01/26)	5,690	5,824,283
Series C, 4.00%, 12/01/45 (Call 12/01/24)	1,500	1,370,907
Series C, 5.00%, 12/01/28 (Call 12/01/24)	1,090	1,133,868
Series C, 5.00%, 12/01/30 (Call 12/01/24)	1,400	1,448,872
Series C, 5.00%, 12/01/46 (Call 12/01/24)	1,500	1,523,745
Series E, 5.00%, 12/01/48 (Call 12/01/23)	6,350	6,401,248
Series E, 5.25%, 12/01/55 (Call 12/01/25)	4,000	4,090,232
South Carolina Transportation Infrastructure Bank RB 5.00%, 10/01/30	10,000	11,575,644
Series A, 5.00%, 10/01/24	1,000	1,051,242
Series B, 3.38%, 10/01/32 (Call 10/03/22)	1,000	938,540
Series B, 3.63%, 10/01/33 (Call 10/03/22)	715	679,021
Series B, 5.00%, 10/01/26	6,875	7,516,303
Series B, 5.00%, 10/01/27	34,450	38,325,663
Series-B, 5.00%, 10/01/25	10,000	10,725,010
State of South Carolina GO
Series A, 5.00%, 04/01/24	17,000	17,692,677
Series A, 5.00%, 04/01/25	3,500	3,732,424
University of South Carolina RB, Series A, 4.00%, 05/01/51 (Call 05/01/31)	19,710	18,899,962

		218,847,051

Tennessee — 0.8%
City of Clarksville TN Water Sewer & Gas Revenue RB Series A, 4.00%, 02/01/51 (Call 02/01/31)	2,000	1,897,993

Security	Par (000)	Value

Tennessee (continued)
Series A, 5.00%, 02/01/45 (Call 02/01/31)	$1,500	$1,659,403
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	2,070	2,203,745
City of Memphis TN Sanitary Sewerage System Revenue RB, Series B, 5.00%, 10/01/45 (Call 10/01/30)	3,000	3,325,678
County of Shelby TN GO
5.00%, 04/01/29	4,445	5,100,962
Series A, 5.00%, 03/01/23	10,075	10,205,911
Series A, 5.00%, 03/01/24	1,000	1,038,411
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,143,078
Series A, 5.00%, 05/15/46 (Call 05/15/31)	3,485	3,846,346
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/34 (Call 07/01/28)	5,180	5,376,845
4.00%, 07/01/36 (Call 07/01/28)	10,000	10,190,920
5.00%, 01/01/24	3,835	3,964,392
5.00%, 07/01/24 (Call 07/01/23)	2,275	2,322,730
5.00%, 01/01/25	2,135	2,260,514
5.00%, 07/01/25	2,500	2,677,106
5.00%, 07/01/27	5,130	5,731,222
5.00%, 07/01/30 (Call 07/01/28)	3,000	3,375,539
5.00%, 01/01/31	4,160	4,876,512
5.00%, 07/01/32 (Call 07/01/28)	5,000	5,589,240
Series A, 5.00%, 07/01/23	6,220	6,349,920
Series A, 5.00%, 01/01/29 (PR 01/01/23)	1,135	1,145,199
Series C, 4.00%, 01/01/32 (Call 01/01/31)	8,900	9,571,297
Series C, 5.00%, 01/01/25	21,315	22,568,079
Series C, 5.00%, 01/01/26	17,200	18,622,772
Series C, 5.00%, 01/01/29	21,335	24,460,492
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/40 (PR 07/01/23)	1,045	1,066,653
Series B, 5.00%, 07/01/46 (Call 07/01/27)	1,290	1,387,075
Metropolitan Nashville Airport Authority (The) RB
Series A, 5.00%, 07/01/44 (Call 07/01/30)	2,000	2,129,586
Series A, 5.00%, 07/01/49 (Call 07/01/30)	2,000	2,119,052
State of Tennessee GO
Series A, 5.00%, 08/01/28 (PR 08/01/25)	1,595	1,711,653
Series A, 5.00%, 11/01/34 (Call 11/01/31)	4,585	5,356,710
Series B, 5.00%, 08/01/23	3,250	3,329,439
Series B, 5.00%, 09/01/28 (PR 09/01/24)	2,000	2,101,751
Tennessee State School Bond Authority RB
Second Series, 5.00%, 11/01/24 (ST INTERCEPT)	2,560	2,696,772
Series A, 5.00%, 11/01/43 (PR 11/01/22) (HERBIP)	11,205	11,255,472
Series A, 5.00%, 11/01/47 (Call 11/01/27) (HERBIP)	5,000	5,350,631
Series B, 5.00%, 11/01/25	4,470	4,816,475
Series B, 5.00%, 11/01/40 (PR 11/01/25) (HERBIP)	4,025	4,343,363

		208,168,938

Texas — 7.6%
Aldine Independent School District GO
4.00%, 02/15/48 (Call 02/15/28) (PSF)	2,000	1,907,707
5.00%, 02/15/45 (Call 02/15/27) (PSF)	4,000	4,272,764
Aledo Independent School District GO, 4.00%, 02/15/45 (Call 02/15/29) (PSF)	1,000	957,412
Arlington Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	4,560	4,734,101

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Austin Community College District GOL
4.00%, 08/01/40 (Call 08/01/25)	$1,500	$1,473,418
4.00%, 08/01/48 (Call 08/01/27)	3,500	3,314,368
Austin Independent School District GO
4.00%, 08/01/32 ( 08/01/31) (PSF)	10,355	11,108,719
5.00%, 08/01/26 (PSF)	1,350	1,479,559
5.00%, 08/01/27 (PSF)	2,000	2,237,161
5.00%, 08/01/30 (PSF)	5,690	6,655,194
Board of Regents of the University of Texas System RB
Series A, 4.00%, 08/15/35 (Call 08/15/31)	14,650	15,168,796
Series A, 4.00%, 08/15/42 (Call 08/15/24)	1,205	1,194,782
Series A, 5.00%, 08/15/23	10,025	10,278,057
Series A, 5.00%, 08/15/28	3,000	3,422,756
Series A, 5.00%, 08/15/30	12,660	14,853,835
Series A, 5.00%, 08/15/33 (Call 08/15/29)	10,070	11,372,886
Series A, 5.00%, 08/15/34 (Call 08/15/29)	1,900	2,127,212
Series A, 5.00%, 08/15/50	5,950	6,997,749
Series B, 5.00%, 08/15/25	4,875	5,240,449
Series B, 5.00%, 08/15/26	3,175	3,490,126
Series B, 5.00%, 08/15/27	10,045	11,259,822
Series B, 5.00%, 08/15/49	5,000	5,872,679
Series C, 5.00%, 08/15/25	2,610	2,805,656
Series D, 5.00%, 08/15/24	2,200	2,309,981
Series E, 5.00%, 08/15/23	3,000	3,075,728
Series E, 5.00%, 08/15/26	8,405	9,239,216
Series F, 5.00%, 08/15/47	2,000	2,340,896
Series I, 5.00%, 08/15/23	5,430	5,567,067
Series I, 5.00%, 08/15/24	2,310	2,425,480
Series J, 5.00%, 08/15/23	5,230	5,362,019
Series J, 5.00%, 08/15/25	1,625	1,746,817
Central Texas Regional Mobility Authority RB
5.00%, 01/01/42 (PR 01/01/23)	1,560	1,573,237
Series A, 5.00%, 01/01/40 (PR 07/01/25)	6,060	6,473,851
Series A, 5.00%, 01/01/43 (PR 01/01/23)	2,500	2,522,464
Series A, 5.00%, 01/01/45 (PR 07/01/25)	2,500	2,670,731
Series B, 4.00%, 01/01/51 (Call 01/01/31)	1,000	900,656
Series B, 5.00%, 01/01/46 (Call 01/01/31)	1,000	1,052,037
Series E, 5.00%, 01/01/45 (Call 01/01/30)	2,500	2,626,736
Central Texas Turnpike System RB
Series A, 5.00%, 08/15/39 (Call 08/15/30)	18,000	19,539,938
Series B, 0.00%, 08/15/37 (Call 08/15/24)(a)	1,000	506,699
Series B, 5.00%, 08/15/37 (Call 08/15/24)	2,500	2,590,803
Series C, 5.00%, 08/15/33 (Call 08/15/24)	2,000	2,064,164
Series C, 5.00%, 08/15/34 (Call 08/15/24)	1,500	1,546,206
Series C, 5.00%, 08/15/37 (Call 08/15/24)	19,020	19,550,531
Series C, 5.00%, 08/15/42 (Call 08/15/24)	10,250	10,472,934
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40 (Call 11/15/22)	1,000	1,003,938
Series A, 5.00%, 11/15/45 (Call 11/15/25)	16,000	16,805,206
Series A, 5.00%, 11/15/45 (Call 11/15/30)	3,905	4,207,048
Series B, 5.00%, 11/15/44 (Call 11/15/29)	3,120	3,354,583
Series B, 5.00%, 11/15/49 (Call 11/15/29)	3,000	3,198,989
City of Austin TX GOL, 5.00%, 09/01/28	8,635	9,812,868
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/26	2,245	2,473,376
5.00%, 11/15/37 (Call 11/15/22)	1,000	1,004,143
5.00%, 11/15/39 (Call 05/15/24)	2,400	2,475,237
5.00%, 11/15/39 (Call 11/15/31)	2,000	2,246,614
5.00%, 11/15/41 (Call 11/15/26)	1,000	1,071,656

Security	Par (000)	Value

Texas (continued)
5.00%, 11/15/42 (Call 11/15/22)	$8,000	$8,030,680
Series C, 5.00%, 11/15/45 (Call 11/15/30)	2,000	2,188,503
Series C, 5.00%, 11/15/50 (Call 11/15/30)	12,000	12,897,989
City of Corpus Christi TX Utility System Revenue RB,
Series A, 5.00%, 07/15/45 (Call 07/15/25)	2,000	2,080,658
City of Dallas TX GOL
5.00%, 02/15/23	1,700	1,719,978
5.00%, 02/15/24	1,800	1,864,793
5.00%, 02/15/27 (Call 02/15/24)	1,500	1,553,147
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/46 (Call 10/01/27)	2,500	2,700,775
Series A, 5.00%, 10/01/24	3,000	3,160,606
Series A, 5.00%, 10/01/26 (Call 10/01/25)	1,400	1,505,379
Series A, 5.00%, 10/01/29 (Call 10/01/26)	1,375	1,499,360
Series A, 5.00%, 10/01/30 (Call 10/01/26)	3,590	3,908,888
Series A, 5.00%, 10/01/31 (Call 10/01/26)	1,610	1,747,170
Series A, 5.00%, 10/01/32 (Call 10/01/26)	5,510	5,966,164
Series A, 5.00%, 10/01/41 (Call 10/01/26)	5,000	5,338,337
Series C, 3.00%, 10/01/46 (Call 10/01/31)	5,000	3,920,220
Series C, 4.00%, 10/01/49 (Call 10/01/30)	7,900	7,617,599
Series C, 5.00%, 10/01/45 (Call 10/01/30)	2,000	2,183,209
City of Fort Worth TX Water & Sewer System Revenue RB, 3.00%, 02/15/24	8,045	8,122,473
City of Garland TX Electric Utility System Revenue RB
4.00%, 03/01/49 (Call 03/01/29)	1,000	935,965
5.00%, 03/01/44 (Call 03/01/29)	2,000	2,157,778
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/29 (Call 07/01/28)	3,680	4,109,513
Series B, 5.00%, 07/01/30 (Call 07/01/28)	1,250	1,387,224
Series D, 5.00%, 07/01/37 (Call 07/01/28)	1,500	1,608,782
Series D, 5.00%, 07/01/39 (Call 07/01/28)	1,495	1,593,124
City of Houston TX Combined Utility System Revenue RB
Series A, 5.00%, 11/15/33 (Call 11/15/30)	9,835	11,235,118
Series B, 4.00%, 11/15/37 (Call 11/15/26)	2,000	2,019,574
Series B, 5.00%, 11/15/30 (Call 11/15/26)	5,430	5,925,598
Series B, 5.00%, 11/15/35 (Call 11/15/26)	4,000	4,298,265
Series B, 5.00%, 11/15/42 (Call 11/15/27)	4,000	4,312,076
Series B, 5.00%, 11/15/43 (PR 11/15/23)	1,000	1,030,755
Series B, 5.00%, 11/15/49 (Call 11/15/29)	2,000	2,171,845
Series C, 3.00%, 11/15/47 (Call 11/15/30)	1,000	772,853
Series C, 4.00%, 11/15/43 (Call 11/15/30)	1,500	1,403,385
Series C, 4.00%, 11/15/49 (Call 11/15/30)	5,085	4,653,057
Series C, 5.00%, 05/15/24	9,595	10,001,408
Series C, 5.00%, 05/15/26 (Call 05/15/24)	3,000	3,126,557
Series C, 5.00%, 05/15/28 (Call 05/15/24)	2,005	2,088,899
Series C, 5.00%, 11/15/45 (Call 11/15/30)	1,000	1,089,074
Series D, 5.00%, 11/15/44 (Call 11/15/24)	2,000	2,082,442
City of Houston TX GOL
Series A, 5.00%, 03/01/24	2,000	2,078,323
Series A, 5.00%, 03/01/25	2,350	2,493,611
Series A, 5.00%, 03/01/26 (Call 03/01/24)	1,540	1,595,050
Series A, 5.00%, 03/01/28 (Call 03/01/27)	1,700	1,869,079
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/47 (Call 02/01/27)	3,970	3,795,238
5.00%, 02/01/27	3,000	3,307,571
5.00%, 02/01/35 (Call 02/01/30)	2,000	2,215,746
5.00%, 02/01/44 (Call 02/01/24)	2,550	2,605,800
5.00%, 02/01/47 (Call 02/01/27)	7,500	7,917,661

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
5.00%, 02/01/47 (Call 08/01/27)	$2,500	$2,653,653
5.00%, 02/01/48 (PR 02/01/23)	10,250	10,362,811
Series REF, 5.00%, 02/01/23	1,050	1,061,513
Series REF, 5.25%, 02/01/24	2,620	2,722,783
Series REF, 5.25%, 02/01/25	1,895	2,018,089
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/36 (Call 02/01/30)	4,000	4,421,784
Series 2020, 5.00%, 02/01/49 (Call 02/01/30)	2,000	2,136,065
Series A, 5.00%, 02/01/26	1,755	1,898,243
Series ETM, 5.00%, 02/01/25 (ETM)	1,265	1,342,248
Series REF, 5.00%, 02/01/31 (Call 02/01/26)	2,000	2,145,881
City of San Antonio TX GOL, 5.00%, 02/01/25	6,560	6,955,828
Collin County Community College District GOL, Series A, 5.00%, 08/15/30 (Call 08/15/29)	1,750	2,008,824
Comal Independent School District GO, 4.00%, 02/01/36 (Call 02/01/31) (PSF)	3,250	3,336,228
Conroe Independent School District GO, Series A, 5.00%, 02/15/29 (PSF)	7,370	8,413,474
County of Bexar TX GOL
4.00%, 06/15/41 (Call 06/15/26)	2,035	2,023,064
5.00%, 06/15/38 (PR 06/15/24)	7,670	8,021,149
5.00%, 06/15/43 (PR 06/15/26)	1,250	1,366,744
Series A, 5.00%, 06/15/41 (PR 06/15/26)	3,000	3,280,187
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	1,410	1,413,076
Series A, 5.00%, 10/01/25	5,000	5,371,733
Series A, 5.00%, 10/01/25 (Call 10/01/24)	4,225	4,439,739
Series A, 5.00%, 10/01/27 (Call 10/01/25)	1,705	1,830,711
County of Harris TX GOL, Series A, 5.00%, 10/01/24 (Call 10/01/22)	1,630	1,633,556
County of Harris TX RB
Series A, 5.00%, 08/15/31 (Call 08/15/26)	2,000	2,164,681
Series A, 5.00%, 08/15/41 (Call 08/15/26)	3,505	3,738,088
County of Hays TX GOL, 4.00%, 02/15/42
(Call 02/15/27)	2,000	1,959,066
County of Williamson TX GO
4.00%, 02/15/33 (Call 02/15/29)	11,240	11,766,039
5.00%, 02/15/29	1,000	1,141,584
County of Williamson TX GOL
4.00%, 02/15/27	22,320	23,780,105
5.00%, 02/15/23	17,710	17,921,342
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,029,195
4.00%, 02/15/34 (Call 02/15/25) (PSF)	10,000	10,238,634
4.00%, 02/15/38 (Call 02/15/29) (PSF)	2,915	2,926,216
4.00%, 02/15/43 (Call 02/15/28) (PSF)	5,000	4,851,890
5.00%, 02/15/25 (PSF)	4,635	4,922,455
5.00%, 02/15/26 (PSF)	4,835	5,248,949
5.00%, 02/15/27 (Call 02/15/26) (PSF)	1,505	1,635,414
Series A, 5.00%, 02/15/24 (PSF)	8,000	8,296,117
Series C, 4.00%, 02/15/29 (Call 02/15/24) (PSF)	2,000	2,040,448
Series C, 5.00%, 02/15/25 (Call 02/15/24) (PSF)	3,785	3,926,202
Series C, 5.00%, 02/15/44 (Call 02/15/24) (PSF)	9,425	9,705,594
Dallas Area Rapid Transit RB
5.00%, 12/01/31 (Call 12/01/29)	7,510	8,568,030
5.00%, 12/01/32 (Call 12/01/29)	5,000	5,672,798
5.00%, 12/01/33 (Call 12/01/29)	2,825	3,190,580
5.00%, 12/01/42 (PR 12/01/22)	3,330	3,352,542
5.25%, 12/01/28	250	288,288

Security	Par (000)	Value

Texas (continued)
5.25%, 12/01/29 (AMBAC)	$1,050	$1,227,875
Series A, 5.00%, 12/01/24	2,225	2,350,281
Series A, 5.00%, 12/01/25 (PR 12/01/24)	3,025	3,193,963
Series A, 5.00%, 12/01/46 (PR 12/01/25)	6,630	7,145,964
Series A, 5.00%, 12/01/48 (PR 12/01/25)	12,500	13,472,782
Series B, 4.00%, 12/01/35 (Call 12/01/26)	8,000	8,164,354
Series B, 4.00%, 12/01/51 (Call 12/01/30)	4,405	4,107,563
Series B, 5.00%, 12/01/47 (Call 12/01/30)	10,000	10,825,551
Dallas Fort Worth International Airport RB
4.00%, 11/01/34 (Call 11/01/30)	9,500	9,555,410
4.00%, 11/01/35 (Call 11/01/30)	2,000	2,003,813
4.00%, 11/01/45 ( 11/01/32)	5,000	4,774,937
5.00%, 11/01/26	2,000	2,193,389
5.00%, 11/01/27	2,000	2,229,039
5.00%, 11/01/29	2,000	2,293,907
5.00%, 11/01/40 ( 11/01/32)	5,000	5,483,650
5.00%, 11/01/43 (Call 11/01/30)	18,380	19,717,978
5.00%, 11/01/50 ( 11/01/32)	5,000	5,386,498
Series A, 4.00%, 11/01/34 (Call 11/01/30)	250	251,458
Series A, 4.00%, 11/01/35 (Call 11/01/30)	5,085	5,094,695
Series A, 4.00%, 11/01/46 (Call 11/01/30)	2,600	2,471,790
Series A, 5.00%, 11/01/27	1,000	1,114,519
Series A, 5.00%, 11/01/30	1,000	1,157,621
Series A, 5.00%, 11/01/32 (Call 11/01/30)	1,000	1,142,354
Series B, 5.00%, 11/01/38 (Call 11/01/22)	6,860	6,889,756
Series B, 5.00%, 11/01/44 (Call 11/01/22)	1,500	1,506,506
Series D, 5.25%, 11/01/30 (Call 11/01/23)	1,000	1,028,822
Series F, 5.13%, 11/01/25 (Call 11/01/23)	2,100	2,163,794
Dallas Independent School District GO
4.00%, 02/15/23 (PSF)	7,000	7,055,056
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,032,785
5.00%, 02/15/23 (PSF)	10,275	10,401,821
Series A, 4.00%, 02/15/26 (PSF)	4,410	4,636,294
Series A, 5.00%, 02/15/27 (PSF)	7,000	7,739,104
Dallas Independent School District, GO, Series A, 5.00%, 02/15/28	21,400	24,090,053
Denton Independent School District GO
5.00%, 08/15/48 (Call 08/15/27) (PSF)	3,500	3,762,676
Series A, 4.00%, 08/15/48 (Call 08/15/28) (PSF)	1,500	1,433,412
Series A, 5.00%, 08/15/40 (PR 08/15/25) (PSF)	2,000	2,142,264
Series A, 5.00%, 08/15/45 (PR 08/15/25) (PSF)	5,000	5,355,660
Fort Worth Independent School District GO
5.00%, 02/15/28 (Call 02/15/25) (PSF)	3,500	3,712,764
5.00%, 02/15/43 (Call 02/15/27) (PSF)	5,000	5,336,964
Frisco Independent School District GO, 4.00%, 08/15/49 (Call 02/15/29) (PSF)	2,285	2,196,432
Grand Parkway Transportation Corp. RB
First Series, 3.00%, 10/01/50 (Call 04/01/30)	2,000	1,449,555
First Series, 4.00%, 10/01/45 (Call 04/01/30)	27,400	26,174,094
First Series, 4.00%, 10/01/49 (Call 04/01/30)	11,955	11,278,056
Series A, 5.00%, 10/01/36 (Call 04/01/28)	3,000	3,278,451
Series A, 5.00%, 10/01/38 (Call 04/01/28)	8,000	8,708,376
Series A, 5.00%, 10/01/43 (Call 04/01/28)	10,995	11,866,140
Series A, 5.00%, 10/01/48 (Call 04/01/28)	13,965	14,964,923
Series A, 5.25%, 10/01/51 (PR 10/01/23)	8,000	8,247,332
Series A, 5.50%, 04/01/53 (PR 10/01/23)	1,500	1,550,352
Series B, 0.00%, 10/01/45 (Call 10/01/28)(a)	2,000	2,101,776
Series B, 5.00%, 04/01/53 (PR 10/01/23)	16,100	16,555,068
Series B, VRDN,5.00%, 10/01/52 (Put 05/15/23)(b)(c)	1,000	1,023,513

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Harris County Flood Control District RB
5.00%, 10/01/26 (Call 10/01/24)	$3,470	$3,642,036
Series A, 5.00%, 10/01/23	5,000	5,143,494
Harris County Toll Road Authority (The) RB
4.00%, 08/15/45 (Call 08/15/30)	2,090	1,976,507
Series A, 5.00%, 08/15/31 (Call 02/15/28)	2,000	2,234,522
Series A, 5.00%, 08/15/32 (Call 02/15/28)	3,000	3,340,674
Series A, 5.00%, 08/15/43 (Call 02/15/28)	4,125	4,477,097
Harris County-Houston Sports Authority RB
Series A, 0.00%, 11/15/42 (Call 11/15/31) (AGM)(a)	1,250	454,379
Series A, 0.00%, 11/15/50 (Call 11/15/31) (AGM)(a)	2,000	465,879
Series A, 5.00%, 11/15/28 (Call 11/15/24)	1,390	1,443,445
Houston Community College System GOL
4.00%, 02/15/43 (PR 02/15/23)	5,000	5,038,319
5.00%, 02/15/33 (PR 02/15/23)	2,000	2,024,554
Houston Independent School District GOL
4.00%, 02/15/42 (Call 02/15/27) (PSF)	1,300	1,268,641
5.00%, 02/15/23 (PSF)	3,125	3,163,713
5.00%, 02/15/25 (PSF)	2,680	2,842,916
5.00%, 02/15/26 (PSF)	1,175	1,272,350
5.00%, 02/15/28 (Call 02/15/27) (PSF)	1,000	1,103,026
Series A, 5.00%, 02/15/25 (PSF)	2,385	2,529,983
Series A, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	2,250	2,438,745
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	1,000	1,081,817
Series A, 5.00%, 02/15/30 (Call 02/15/26) (PSF)	5,000	5,395,320
Katy Independent School District GO, 4.00%, 02/15/48 (Call 02/15/28) (PSF)	3,650	3,512,808
Lamar Consolidated Independent School District GO, 4.00%, 02/15/50 (Call 02/15/28) (PSF)	3,000	2,916,935
Leander Independent School District GO
Series A, 5.00%, 08/15/38 (Call 08/15/25) (PSF)	1,075	1,134,790
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	1,500	1,580,822
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	22,990	7,486,045
Series C, 0.00%, 08/15/46 (PR 08/15/24) (PSF)(a)	70,000	20,259,358
Series D, 0.00%, 08/15/36 (Call 08/15/24) (PSF)(a)	3,590	1,945,440
Series D, 0.00%, 08/15/36 (PR 08/15/24) (PSF)(a)	410	221,540
Lewisville Independent School District GO
Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	4,940	5,141,590
Series B, 5.00%, 08/15/25	2,535	2,720,531
Series B, 5.00%, 08/15/28 (Call 08/15/25)	6,090	6,498,021
Lower Colorado River Authority RB
5.00%, 05/15/25	1,000	1,063,183
5.00%, 05/15/28	1,000	1,116,296
5.00%, 05/15/39 (Call 05/15/30)	2,000	2,164,994
5.00%, 05/15/40 (Call 05/15/25)	5,760	5,974,517
5.00%, 05/15/41 (Call 05/15/30)	3,500	3,772,066
5.00%, 05/15/43 (Call 05/15/28)	1,000	1,056,882
5.00%, 05/15/45 (Call 05/15/25)	3,130	3,230,417
5.00%, 05/15/46 (Call 05/15/30)	2,500	2,650,427
Midland County Fresh Water Supply District No. 1 RB, Series A, 0.00%, 09/15/34 (Call 09/15/27)(a)	1,250	780,230
North East Independent School District/TX GO, 5.25%, 02/01/27 (PSF)	530	590,541
North Texas Municipal Water District Water System Revenue RB, 4.00%, 09/01/46 (Call 09/01/26)	6,000	5,980,858
North Texas Tollway Authority RB
0.00%, 01/01/36 (AGC)(a)	18,500	10,802,082
4.25%, 01/01/49 (Call 01/01/28)	1,500	1,446,764
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,046,900
First Series, 0.00%, 01/01/33 (AGC)(a)	11,450	7,791,191

Security	Par (000)	Value

Texas (continued)
First Series, 0.00%, 01/01/37 (AGC)(a)	$3,250	$1,794,271
Series A, 4.00%, 01/01/36 (Call 01/01/29)	8,300	8,371,243
Series A, 4.00%, 01/01/37 (Call 01/01/27)	5,305	5,355,431
Series A, 4.00%, 01/01/37 (Call 01/01/29)	7,000	7,035,105
Series A, 4.00%, 01/01/43 (Call 01/01/28)	3,615	3,433,523
Series A, 4.00%, 01/01/44 (Call 01/01/29)	2,000	1,922,866
Series A, 5.00%, 01/01/23	5,425	5,472,842
Series A, 5.00%, 01/01/24	2,050	2,119,440
Series A, 5.00%, 01/01/24 (Call 01/01/23)	510	514,458
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,550	2,633,997
Series A, 5.00%, 01/01/26 (Call 01/01/23)	2,245	2,264,648
Series A, 5.00%, 01/01/26 (Call 01/01/24)	9,010	9,305,589
Series A, 5.00%, 01/01/27 (Call 01/01/24)	11,705	12,087,444
Series A, 5.00%, 01/01/28 (Call 01/01/26)	1,500	1,613,991
Series A, 5.00%, 01/01/30 (Call 01/01/26)	8,375	8,976,107
Series A, 5.00%, 01/01/32 (Call 01/01/25)	12,745	13,349,089
Series A, 5.00%, 01/01/33 (Call 01/01/25)	2,000	2,091,070
Series A, 5.00%, 01/01/34	10,500	12,116,686
Series A, 5.00%, 01/01/34 (Call 01/01/27)	1,000	1,077,462
Series A, 5.00%, 01/01/35	1,000	1,156,574
Series A, 5.00%, 01/01/35 (Call 01/01/27)	1,900	2,040,260
Series A, 5.00%, 01/01/36 (Call 01/01/27)	1,000	1,071,076
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,006,521
Series A, 5.00%, 01/01/38 (Call 01/01/25)	8,455	8,783,836
Series A, 5.00%, 01/01/38 (Call 01/01/29)	21,820	23,609,478
Series A, 5.00%, 01/01/39 (Call 01/01/26)	2,500	2,631,621
Series A, 5.00%, 01/01/39 (Call 01/01/28)	2,500	2,677,557
Series A, 5.00%, 01/01/43 (Call 01/01/28)	26,025	27,676,049
Series A, 5.00%, 01/01/48 (Call 01/01/28)	6,100	6,427,988
Series B, 0.00%, 09/01/37 (PR 09/01/31)(a)	1,620	784,061
Series B, 0.00%, 09/01/43 (PR 09/01/31)(a)	2,500	771,172
Series B, 3.00%, 01/01/46 (Call 01/01/31)	2,000	1,555,893
Series B, 4.00%, 01/01/39 (Call 01/01/31)	2,500	2,451,592
Series B, 4.00%, 01/01/40 (Call 01/01/31)	4,000	3,888,950
Series B, 4.00%, 01/01/41 (Call 01/01/31)	1,150	1,109,105
Series B, 5.00%, 01/01/24 (Call 01/01/23)	3,775	3,806,237
Series B, 5.00%, 01/01/26	1,250	1,345,083
Series B, 5.00%, 01/01/26 (Call 01/01/23)	160	161,498
Series B, 5.00%, 01/01/27	2,500	2,738,879
Series B, 5.00%, 01/01/28	3,850	4,290,381
Series B, 5.00%, 01/01/29	1,700	1,922,447
Series B, 5.00%, 01/01/29 (Call 01/01/25)	150	158,174
Series B, 5.00%, 01/01/31 (Call 01/01/24)	2,000	2,060,209
Series B, 5.00%, 01/01/31 (Call 01/01/26)	900	959,294
Series B, 5.00%, 01/01/34 (Call 01/01/25)	4,750	4,972,515
Series B, 5.00%, 01/01/40 (Call 01/01/23)	7,500	7,547,414
Series B, 5.00%, 01/01/43 (Call 01/01/27)	1,750	1,841,788
Series B, 5.00%, 01/01/48 (Call 01/01/27)	1,750	1,832,126
Series C, 0.00%, 09/01/43 (PR 09/01/31)(a)	500	615,788
Series C, 6.75%, 09/01/45 (PR 09/01/31)	500	644,694
Series D, 0.00%, 01/01/31 (AGC)(a)	965	722,235
Series D, 0.00%, 01/01/34 (AGC)(a)	2,900	1,875,289
Pasadena Independent School District GO, 4.00%, 02/15/44 (Call 02/15/28) (PSF)	1,250	1,197,187
Permanent University Fund - University of Texas System RB, Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,700	2,823,467
Permanent University Fund-University of Texas System RB
5.00%, 07/01/41 (Call 07/01/23)	5,030	5,103,816
Series B, 4.00%, 07/01/41 (Call 07/01/26)	2,515	2,521,584

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Richardson Independent School District GO
4.00%, 02/15/46 (Call 02/15/30) (PSF)	$2,000	$1,928,832
5.00%, 02/15/30 (Call 02/15/28) (PSF)	1,800	2,013,504
5.00%, 02/15/42 (Call 02/15/26) (PSF)	6,930	7,311,144
Round Rock Independent School District GO
Series A, 3.00%, 08/01/33 (Call 08/01/29) (PSF)	1,750	1,661,514
Series A, 5.00%, 08/01/31 (Call 08/01/29) (PSF)	4,000	4,549,372
San Antonio Independent School District/TX GO
5.00%, 02/15/24 (PSF)	2,500	2,593,993
5.00%, 08/15/48 (Call 08/15/25) (PSF)	6,000	6,318,083
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32 (Call 10/03/22)	1,500	1,501,624
4.00%, 09/15/42 (Call 10/03/22)	6,600	6,605,780
San Antonio Water System RB
Series A, 4.00%, 05/15/51 (Call 05/15/31)	3,790	3,585,515
Series A, 5.00%, 05/15/48 (Call 05/15/28)	6,720	7,210,523
Series A, 5.00%, 05/15/50 (Call 05/15/30)	6,000	6,491,828
Series B, 4.00%, 05/15/40 (Call 05/15/25)	14,785	14,779,946
Series B, VRDN,2.00%, 05/01/44 (Put 05/15/23)(b)(c)	1,200	1,199,077
Series C, 4.00%, 05/15/50 (Call 05/15/30)	1,000	949,654
Series C, 5.00%, 05/15/33 (Call 11/15/26)	10,500	11,340,077
Series C, 5.00%, 05/15/34 (Call 11/15/26)	1,220	1,314,141
Series C, 5.00%, 05/15/46 (Call 11/15/26)	1,660	1,755,726
San Jacinto Community College District GOL, Series A, 5.00%, 02/15/44 (Call 02/15/29)	3,660	3,995,300
State of Texas GO
4.00%, 10/01/31 (Call 04/01/24)	12,790	13,042,608
4.00%, 10/01/33 (PR 04/01/24)	1,200	1,228,884
5.00%, 10/01/22	2,175	2,179,835
5.00%, 10/01/24 (Call 04/01/24)	4,160	4,332,141
5.00%, 10/01/25	16,250	17,488,188
5.00%, 10/01/25 (Call 04/01/24)	4,240	4,410,074
5.00%, 10/01/26 (PR 04/01/24)	1,025	1,065,952
5.00%, 04/01/27 (PR 04/01/24)	2,000	2,079,907
5.00%, 10/01/27 (Call 04/01/24)	3,250	3,379,334
5.00%, 04/01/28 (PR 04/01/24)	2,000	2,079,907
5.00%, 04/01/32 (Call 04/01/26)	2,300	2,476,730
5.00%, 04/01/35 (PR 04/01/24)	1,660	1,726,323
5.00%, 04/01/36 (PR 04/01/24)	1,000	1,039,954
5.00%, 04/01/43 (Call 04/01/26)	3,000	3,185,203
5.00%, 04/01/46 (Call 04/01/26)	3,780	4,004,152
VRDN,1.63%, 06/01/50 (Put 09/01/22)(b)(c)	30,000	30,000,000
Series A, 4.00%, 10/01/31 (Call 10/01/24)	2,000	2,051,662
Series A, 4.00%, 10/01/44 (Call 10/01/24)	2,000	2,007,632
Series A, 5.00%, 10/01/22	4,530	4,540,069
Series A, 5.00%, 10/01/23	14,465	14,886,405
Series A, 5.00%, 10/01/24	9,310	9,804,528
Series A, 5.00%, 10/01/26 (Call 10/01/24)	3,305	3,476,420
Series A, 5.00%, 10/01/26 (Call 10/01/25)	7,000	7,531,214
Series A, 5.00%, 04/01/27 (Call 04/01/26)	5,890	6,401,326
Series A, 5.00%, 10/01/27 (Call 10/01/25)	2,435	2,619,036
Series A, 5.00%, 10/01/28 (Call 10/01/24)	5,000	5,254,129
Series A, 5.00%, 10/01/28 (Call 10/01/25)	3,960	4,254,413
Series A, 5.00%, 10/01/30 (Call 10/01/27)	2,000	2,223,332
Series A, 5.00%, 10/01/30 (PR 10/01/24)	10,000	10,497,859
Series A, 5.00%, 10/01/31 (Call 10/01/25)	1,000	1,068,209
Series A, 5.00%, 10/01/33 (Call 10/01/27)	19,100	21,011,847
Series A, 5.00%, 10/01/36 (Call 10/01/25)	30,150	32,041,062
Series A, 5.00%, 04/01/44 (Call 04/01/26)	2,045	2,169,823
Series A, 5.00%, 10/01/44 (PR 10/01/24)	25,515	26,785,287

Security	Par (000)	Value

Texas (continued)
Series A, VRDN,1.56%, 06/01/44 (Put 09/01/22)(b)(c)	$24,285	$24,285,000
Series B, 5.00%, 10/01/31 (Call 10/01/27)	6,755	7,479,791
Series B, 5.00%, 10/01/32 (Call 10/01/27)	5,825	6,429,981
Series B, 5.00%, 08/01/40 (Call 08/01/25)	3,000	3,165,616
Series D, 4.00%, 05/15/45 (Call 05/15/25)	2,000	2,008,623
Tarrant County College District GOL, 5.00%, 08/15/35 (08/15/32)	15,910	18,385,779
Texas A&M University RB, Series E, 5.00%, 05/15/34 (Call 05/15/27)	5,640	6,128,602
Texas State University System RB
Series A, 5.00%, 03/15/28 (Call 03/15/27)	6,670	7,365,175
Series A, 5.00%, 03/15/31 (Call 03/15/27)	1,900	2,080,502
Texas Transportation Commission GO, VRDN,0.65%, 10/01/41 (Put 10/01/25)(b)(c)	5,000	4,595,531
Texas Transportation Commission RB, 5.00%, 08/01/57 (Call 02/01/29)	1,750	1,777,431
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/22	2,170	2,174,859
First Series, 5.00%, 10/01/25	2,190	2,360,251
First Series, 5.00%, 10/01/26	2,905	3,199,663
Series A, 5.00%, 04/01/23	19,760	20,070,592
Series A, 5.00%, 04/01/24	5,100	5,308,611
Series A, 5.00%, 10/01/24	6,600	6,951,956
Series A, 5.00%, 04/01/25 (Call 04/01/24)	1,305	1,356,313
Series A, 5.00%, 10/01/25	3,210	3,459,547
Series A, 5.00%, 10/01/26	1,100	1,211,576
Texas Water Development Board RB
3.00%, 10/15/40 (Call 10/15/30)	3,500	2,959,934
4.00%, 10/15/33 (Call 10/15/30)	3,080	3,236,668
4.00%, 08/01/34 (Call 08/01/30)	5,000	5,230,019
4.00%, 04/15/51 (Call 10/15/30)	11,000	10,419,477
4.00%, 10/15/56 (Call 10/15/31)	7,420	6,981,295
5.00%, 04/15/26	1,380	1,504,020
5.00%, 10/15/26	3,310	3,645,976
5.00%, 08/01/28	1,110	1,257,091
5.00%, 08/01/30	1,310	1,523,063
5.25%, 10/15/46 (Call 10/15/26)	2,000	2,163,660
Series A, 3.00%, 10/15/33 (Call 10/15/29)	2,000	1,891,813
Series A, 3.00%, 10/15/34 (Call 10/15/29)	2,000	1,860,180
Series A, 3.00%, 10/15/39 (Call 10/15/29)	2,585	2,217,303
Series A, 4.00%, 10/15/32 (Call 10/15/27)	3,450	3,613,230
Series A, 4.00%, 10/15/33 (Call 10/15/27)	2,000	2,085,430
Series A, 4.00%, 10/15/34 (Call 10/15/25)	3,000	3,083,788
Series A, 4.00%, 10/15/34 (Call 10/15/27)	1,000	1,037,779
Series A, 4.00%, 10/15/35 (Call 10/15/27)	2,500	2,580,496
Series A, 4.00%, 10/15/36 (Call 04/15/28)	3,000	3,083,041
Series A, 4.00%, 10/15/36 (Call 10/15/29)	5,725	5,899,008
Series A, 4.00%, 10/15/38 (Call 04/15/28)	9,160	9,320,505
Series A, 4.00%, 10/15/38 (Call 10/15/29)	1,490	1,517,553
Series A, 4.00%, 10/15/44 (Call 10/15/29)	5,000	4,887,539
Series A, 4.00%, 10/15/45 (Call 10/15/25)	4,865	4,736,690
Series A, 4.00%, 10/15/47 (Call 10/15/27)	3,755	3,631,838
Series A, 4.00%, 10/15/49 (Call 10/15/29)	20,445	19,522,544
Series A, 4.00%, 10/15/54 (Call 10/15/29)	1,000	942,470
Series A, 5.00%, 04/15/24	5,890	6,137,477
Series A, 5.00%, 04/15/29 (Call 10/15/27)	1,000	1,122,884
Series A, 5.00%, 10/15/30 (Call 10/15/25)	1,000	1,069,017
Series A, 5.00%, 10/15/31 (Call 10/15/25)	1,000	1,068,398
Series A, 5.00%, 10/15/31 (Call 10/15/27)	1,000	1,114,494

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 10/15/40 (Call 10/15/25)	$890	$948,125
Series A, 5.00%, 10/15/42 (Call 10/15/27)	2,000	2,179,304
Series A, 5.00%, 10/15/43 (Call 04/15/28)	11,750	12,699,210
Series A, 5.00%, 10/15/47 (Call 10/15/27)	2,500	2,709,304
Series B, 4.00%, 10/15/34 (Call 10/15/28)	3,000	3,118,184
Series B, 4.00%, 10/15/36 (Call 10/15/28)	10,000	10,298,974
Series B, 4.00%, 10/15/43 (Call 10/15/28)	7,000	6,982,449
Series B, 5.00%, 10/15/22	2,585	2,593,535
Series B, 5.00%, 10/15/23	2,030	2,089,817
Series B, 5.00%, 04/15/25	3,170	3,377,698
Series B, 5.00%, 04/15/30 (Call 10/15/28)	1,860	2,115,348
Series B, 5.00%, 10/15/32 (Call 10/15/28)	5,815	6,524,255
Series B, 5.00%, 10/15/38 (Call 10/15/28)	3,780	4,159,343
Series B, 5.00%, 04/15/49 (Call 10/15/28)	39,020	42,011,234
Trinity River Authority Central Regional
Wastewater System Revenue RB,
5.00%, 08/01/28 (Call 08/01/27)	2,000	2,232,760
Tyler Independent School District GO
4.00%, 02/15/47 (Call 02/15/27) (PSF)	1,600	1,529,296
5.00%, 02/15/38 ( 02/15/23) (PSF)	2,000	2,023,645
Waco Educational Finance Corp. RB, 4.00%, 03/01/51 (Call 03/01/31)	2,000	1,859,209
Wylie Independent School District GO, Series A, 5.00%, 08/15/30 (PSF)	14,960	17,330,922
Ysleta Independent School District GO, 5.00%, 08/15/47 (Call 08/15/26) (PSF)	2,940	3,109,746

		2,105,208,446

Utah — 0.9%
Central Valley Water Reclamation Facility RB, Series C, 4.00%, 03/01/47 (Call 03/01/31)	2,000	1,905,992
City of Salt Lake City UT Airport Revenue RB
Series B, 5.00%, 07/01/47 (Call 07/01/27)	3,645	3,799,791
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,000	2,094,216
Intermountain Power Agency, Series A, 5.00%, 07/01/26	3,445	3,757,071
Intermountain Power Agency RB
Series A, 4.00%, 07/01/36 (Call 07/01/31)	2,500	2,559,208
Series A, 5.00%, 07/01/29	1,250	1,435,360
Series A, 5.00%, 07/01/30	2,000	2,324,663
Series A, 5.00%, 07/01/32 (Call 07/01/31)	1,000	1,164,659
Series A, 5.00%, 07/01/33 (Call 07/01/31)	1,250	1,447,890
Series A, 5.00%, 07/01/34 (Call 07/01/31)	1,250	1,438,655
Series A, 5.00%, 07/01/38 (Call 07/01/31)	2,500	2,796,412
Series A, 5.00%, 07/01/39 (Call 07/01/31)	10,000	11,109,817
Series A, 5.00%, 07/01/40 (Call 07/01/31)	2,500	2,760,471
Series A, 5.00%, 07/01/42 (Call 07/01/31)	2,500	2,732,495
State of Utah GO
3.00%, 07/01/34 (Call 01/01/29)	2,500	2,377,867
5.00%, 07/01/23	3,525	3,604,210
5.00%, 07/01/24	13,240	13,872,186
5.00%, 07/01/25 (PR 01/01/25)	6,800	7,201,351
5.00%, 07/01/26	13,300	14,581,319
5.00%, 07/01/27 (Call 01/01/27)	1,140	1,263,708
5.00%, 07/01/29 (Call 01/01/29)	4,000	4,603,572
5.00%, 07/01/30 (Call 01/01/29)	5,600	6,419,458
5.00%, 07/01/31 (Call 01/01/29)	13,500	15,359,764
Series B, 5.00%, 07/01/24	6,460	6,768,453
Series B, 5.00%, 07/01/25	3,010	3,227,511
Series B, 5.00%, 07/01/26	6,750	7,400,294
Series B, 5.00%, 07/01/27	24,500	27,430,680
Series B, 5.00%, 07/01/28	1,470	1,676,242
Series B, 5.00%, 07/01/29 (Call 01/01/29)	1,600	1,841,429

Security	Par (000)	Value

Utah (continued)
University of Utah (The) RB
5.00%, 08/01/35 ( 08/01/32)	$5,280	$6,109,302
5.00%, 08/01/36 ( 08/01/32)	8,840	10,226,692
Series A, 4.00%, 08/01/51 (Call 08/01/31)	12,000	11,497,349
Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	18,000	18,433,368
Utah Transit Authority RB
Series A, 5.00%, 06/15/24	5,505	5,760,786
Series A, 5.00%, 06/15/25	3,630	3,883,284
Series A, 5.00%, 06/15/26 (PR 06/15/25)	3,440	3,676,227
Series A, 5.00%, 06/15/27 (PR 06/15/25)	10,400	11,114,173
Series A, 5.00%, 06/15/28 (PR 06/15/25)	4,985	5,327,322
Series A, 5.00%, 06/15/29 (PR 06/15/25)	3,010	3,216,698
Series A, 5.00%, 06/15/37 (PR 06/15/25)	4,815	5,145,648
Series A, 5.00%, 06/15/38 (PR 06/15/25)	5,500	5,877,688

		249,223,281

Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40 (Call 10/01/25)	1,000	1,046,164

Virginia — 1.9%
Chesapeake Bay Bridge & Tunnel District RB
5.00%, 11/01/23	10,715	10,960,627
5.00%, 07/01/46 (Call 07/01/26)	21,350	22,061,173
5.00%, 07/01/51 (Call 07/01/26)	1,500	1,545,557
Series 2016, 5.00%, 07/01/41 (Call 07/01/26) (AGM)	3,000	3,137,458
City of Alexandria VA GO, Series A,
3.00%, 07/15/46 (Call 07/15/30)	1,000	818,550
City of Richmond VA Public Utility Revenue RB
5.00%, 01/15/30 (Call 01/15/26)	1,000	1,072,896
5.00%, 01/15/32 (Call 01/15/26)	2,020	2,160,521
Series A, 4.00%, 01/15/50 (Call 01/15/30)	2,000	1,962,884
Series A, 5.00%, 01/15/29 (Call 01/15/26)	2,000	2,149,802
Series A, 5.00%, 01/15/43 (PR 01/15/23)	6,000	6,060,301
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	11,000	11,144,028
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	3,000	3,210,665
Series B, 5.00%, 06/01/27 (Call 06/01/25) (SAW)	2,090	2,234,458
County of Arlington VA GO, 4.00%, 06/15/34
(Call 06/15/29)	2,085	2,193,068
County of Fairfax VA GO
4.00%, 10/01/26	12,635	13,438,182
Series A, 4.00%, 10/01/24	2,165	2,236,308
Series A, 4.00%, 10/01/24 (SAW)	8,000	8,263,494
Series A, 4.00%, 10/01/27 (Call 04/01/26) (SAW)	7,560	7,940,640
Series A, 5.00%, 10/01/28	5,000	5,719,460
Series B, 5.00%, 10/01/22 (SAW)	4,020	4,029,664
Series B, 5.00%, 04/01/23 (SAW)	7,325	7,440,990
Series B, 5.00%, 10/01/24 (SAW)	3,550	3,738,569
County of Fairfax VA Sewer Revenue RB,
Series A, 4.00%, 07/15/51 (Call 07/15/31)	10,000	10,101,742
County of Henrico VA GO, Series A,
5.00%, 08/01/28 (SAW)	1,260	1,437,358
County of Henrico VA Water & Sewer Revenue RB, 4.13%, 05/01/44 (PR 05/01/24)	18,780	19,307,549
Hampton Roads Sanitation District RB
Series A, 5.00%, 08/01/30 (PR 08/01/26)	2,000	2,192,724
Series A, 5.00%, 08/01/37 (PR 08/01/26)	8,570	9,395,823
Hampton Roads Transportation Accountability Commission RB
5.00%, 07/01/48 (Call 01/01/28)	16,855	17,919,828

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
5.00%, 07/01/48 (PR 01/01/28)	$4,180	$4,691,244
Series A, 4.00%, 07/01/45 (Call 07/01/30)	2,000	1,914,979
Series A, 4.00%, 07/01/60 (Call 07/01/30)	5,000	4,576,493
Series A, 5.00%, 07/01/39 (Call 07/01/30)	5,000	5,547,230
Series A, 5.00%, 07/01/42 (Call 01/01/28)	8,110	8,675,216
Series A, 5.00%, 07/01/60 (Call 07/01/30)	2,000	2,171,970
Northern Virginia Transportation Commission RB, 5.00%, 06/01/47 ( 06/01/32)	3,000	3,331,426
University of Virginia RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	6,000	6,119,137
Series A-2, 5.00%, 04/01/45 (Call 04/01/25)	8,000	8,355,230
Virginia College Building Authority RB
3.50%, 02/01/34 (Call 02/01/32)	2,000	1,988,722
5.00%, 02/01/27	4,000	4,425,958
5.00%, 02/01/28	21,120	23,793,511
5.00%, 02/01/30	12,250	14,215,342
5.00%, 02/01/32	3,015	3,569,688
5.00%, 02/01/35 (Call 02/01/32)	13,000	15,020,652
5.00%, 02/01/36 (Call 02/01/32)	13,000	14,968,915
5.00%, 02/01/37 (Call 02/01/32)	15,275	17,496,063
5.00%, 02/01/38 (Call 02/01/32)	1,790	2,040,439
5.00%, 02/01/39 (Call 02/01/32)	2,000	2,273,879
5.00%, 02/01/40 (Call 02/01/32)	15,000	17,008,573
5.00%, 02/01/42 ( 02/01/32)	4,460	5,029,753
5.25%, 02/01/41 (Call 02/01/32)	5,000	5,746,436
Series A, 3.00%, 02/01/36 (Call 02/01/29)	5,000	4,423,864
Series A, 4.00%, 02/01/31 (Call 02/01/26)	4,300	4,443,214
Series A, 4.00%, 02/01/32 (Call 02/01/25)	3,000	3,064,620
Series C, 5.00%, 02/01/25	8,500	9,019,056
Series C, 5.00%, 02/01/28	500	563,563
Series C, 5.00%, 02/01/30 (Call 02/01/27)	3,800	4,183,594
Series C, 5.00%, 02/01/30 (Call 02/01/29)	2,775	3,117,933
Series C, 5.00%, 02/01/31 (Call 02/01/27)	1,830	2,008,281
Series D, 3.00%, 02/01/27 (Call 02/01/25) (HERBIP)	2,685	2,689,932
Series E, 5.00%, 02/01/26	4,405	4,775,064
Series E, 5.00%, 02/01/28	1,000	1,126,047
Series E, 5.00%, 02/01/29 (Call 02/01/28)	5,000	5,610,497
Series E, 5.00%, 02/01/30 (Call 02/01/28)	1,815	2,030,131
Series E, 5.00%, 02/01/31 (Call 02/01/28)	1,025	1,142,088
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/33 (Call 05/15/32)	12,320	13,199,528
4.00%, 05/15/42 (Call 05/15/27)	8,920	8,941,475
5.00%, 03/15/24	5,000	5,201,386
5.00%, 09/15/27	1,000	1,125,258
Series A, 4.00%, 05/15/35 (Call 11/15/27)	1,000	1,029,529
Series A, 4.00%, 05/15/36 (Call 11/15/27)	4,985	5,081,256
Series A, 5.00%, 05/15/26	4,375	4,788,075
Series A, 5.00%, 05/15/27	2,400	2,683,448
Series A, 5.00%, 05/15/30 (Call 11/15/27)	11,035	12,322,724
Series A, 5.00%, 05/15/33 (Call 11/15/27)	2,275	2,512,150
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/26	4,000	4,382,312
Series A, 5.00%, 08/01/27	3,000	3,351,319
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,145	1,277,693
Series A, 5.00%, 08/01/38 (Call 08/01/32)	16,010	18,263,534
Series A-1, 5.00%, 08/01/24	2,650	2,776,918
Series A-1, 5.00%, 08/01/26	3,000	3,286,734
Series A-2, 4.00%, 08/01/34 (Call 08/01/31)	2,000	2,091,016
Series B, 5.00%, 08/01/23	6,030	6,176,284
Series B, 5.00%, 08/01/24	9,750	10,216,963

Security	Par (000)	Value

Virginia (continued)
Series B, 5.00%, 08/01/25	$1,975	$2,118,868
Series C, 4.00%, 08/01/25 (Call 08/01/24)	255	262,312
Series C, 4.00%, 08/01/26 (Call 08/01/24)	3,660	3,766,421
Virginia Public School Authority RB
5.00%, 08/01/23 (Call 10/03/22)	15	15,032
5.00%, 08/01/26 (Call 08/01/25) (SAW)	1,515	1,622,265
5.00%, 08/01/27 (Call 08/01/25)	5,000	5,343,824
5.00%, 08/01/28 (Call 08/01/25)	1,940	2,070,586

		528,939,969

Washington — 3.8%
Central Puget Sound Regional Transit Authority RB
Series S-1, 4.00%, 11/01/40 (Call 11/01/31)	3,000	3,004,244
Series S-1, 5.00%, 11/01/27	1,500	1,686,436
Series S-1, 5.00%, 11/01/28	1,500	1,715,323
Series S-1, 5.00%, 11/01/29 (PR 11/01/25)	3,500	3,781,283
Series S-1, 5.00%, 11/01/31 (PR 11/01/25)	1,250	1,350,458
Series S-1, 5.00%, 11/01/32 (Call 11/01/31)	3,000	3,525,065
Series S-1, 5.00%, 11/01/34 (Call 11/01/31)	3,000	3,463,145
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	8,460	9,139,901
Series S-1, 5.00%, 11/01/36 (Call 11/01/31)	3,000	3,432,252
Series S-1, 5.00%, 11/01/36 (PR 11/01/25)	4,500	4,861,649
Series S-1, 5.00%, 11/01/45 (PR 11/01/25)	19,835	21,429,070
Series S-1, 5.00%, 11/01/46	3,170	3,711,870
City of Seattle WA GOL
Series A, 5.00%, 06/01/24	6,355	6,643,073
Series A, 5.00%, 12/01/29	5,415	6,309,605
Series A, 5.00%, 12/01/30	7,860	9,206,345
Series A, 5.00%, 09/01/31	6,440	7,583,434
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 09/01/44 (Call 09/01/24)	4,500	4,359,434
Series A, 4.00%, 07/01/34 (Call 07/01/30)	5,035	5,264,245
Series A, 4.00%, 07/01/39 (Call 07/01/31)	3,735	3,725,566
Series A, 4.00%, 06/01/41 (Call 09/21/22)	23,985	23,985,516
Series A, 4.00%, 07/01/41 (Call 07/01/31)	5,000	4,945,302
Series A, 4.00%, 07/01/43 (Call 07/01/31)	12,000	11,708,924
Series A, 4.00%, 05/01/45 (Call 05/01/25)	1,765	1,703,918
Series A, 4.00%, 07/01/47 (Call 07/01/31)	9,805	9,324,862
Series A, 4.00%, 07/01/51 (Call 07/01/31)	4,865	4,577,143
Series B, 5.00%, 02/01/25	4,430	4,694,091
Series C, 4.00%, 09/01/47 (Call 09/01/27)	3,135	2,980,154
City of Tacoma WA Electric System Revenue RB
Series A, 4.00%, 01/01/42 (Call 07/01/23)	1,000	979,107
Series A, 5.00%, 01/01/38 (Call 07/01/23)	4,400	4,470,379
City of Tacoma WA Sewer Revenue RB,
4.00%, 12/01/51 (Call 12/01/31)	19,440	18,111,816
City of Tacoma WA Water Revenue RB,
4.00%, 12/01/43 (Call 06/01/23)	41,415	40,959,816
County of King WA GOL
Series A, 4.00%, 01/01/25	3,950	4,097,773
Series A, 5.00%, 01/01/31	7,000	8,217,085
Series A, VRDN, 1.05%, 01/01/46 (Put 09/01/22)(b)(c)	29,200	29,200,000
County of King WA Sewer Revenue RB
5.00%, 07/01/40 (PR 01/01/25)	2,000	2,118,044
5.00%, 07/01/47 (PR 01/01/25)	10,000	10,590,222
Series A, 4.00%, 01/01/47 (Call 01/01/30)	3,385	3,331,694
Series A, 4.00%, 01/01/52 (Call 01/01/30)	27,000	26,301,054
Series A, VRDN, 0.63%, 01/01/32 (Put 07/01/23)(b)(c)	2,000	1,911,729
Series B, 5.00%, 07/01/25	5,720	6,125,219
Series B, 5.00%, 07/01/39 (PR 07/01/23)	3,000	3,065,911
Series B, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,172,645

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
County of Snohomish WA GOL,
4.00%, 12/01/43 (PR 06/01/23)	$6,000	$6,073,639
Energy Northwest RB
5.00%, 07/01/26 (Call 07/01/25)	2,000	2,138,283
5.00%, 07/01/28	3,575	4,045,393
5.00%, 07/01/32	2,500	2,935,684
5.00%, 07/01/36 (Call 07/01/32)	8,500	9,656,229
5.00%, 07/01/37 (Call 07/01/32)	21,000	23,789,407
5.00%, 07/01/40 (Call 07/01/31)	20,810	23,044,530
Series A, 4.00%, 07/01/38 (Call 07/01/25)	2,000	2,009,955
Series A, 5.00%, 07/01/23	1,000	1,021,304
Series A, 5.00%, 07/01/25	5,000	5,347,123
Series A, 5.00%, 07/01/26	9,910	10,807,713
Series A, 5.00%, 07/01/27	1,000	1,112,371
Series A, 5.00%, 07/01/28	1,500	1,697,368
Series A, 5.00%, 07/01/28 (Call 07/01/27)	4,505	5,011,232
Series A, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,605,174
Series A, 5.00%, 07/01/33 (Call 07/01/25)	2,500	2,641,218
Series A, 5.00%, 07/01/34 (Call 07/01/25)	2,000	2,110,185
Series A, 5.00%, 07/01/35 (Call 07/01/30)	1,585	1,777,635
Series A, 5.00%, 07/01/36 (Call 07/01/30)	1,000	1,115,481
Series A, 5.00%, 07/01/37 (Call 07/01/29)	2,000	2,206,495
Series A, 5.00%, 07/01/38 (Call 07/01/25)	8,045	8,427,941
Series C, 5.00%, 07/01/25	4,800	5,133,239
Series C, 5.00%, 07/01/27	1,000	1,112,371
Series C, 5.00%, 07/01/30 (Call 07/01/28)	5,500	6,185,327
Series C, 5.00%, 07/01/31 (Call 07/01/28)	1,050	1,175,029
Series C-1, 5.00%, 07/01/25 (Call 07/01/24)	4,355	4,557,344
Series C-1, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,092,191
Series C-3, 5.00%, 07/01/28 (Call 07/01/24)	1,000	1,045,179
King & Snohomish Counties School District No. 417 Northshore GO
5.00%, 12/01/35 (Call 06/01/28) (GTD)	1,000	1,099,580
5.00%, 12/01/36 (Call 06/01/28) (GTD)	3,000	3,293,122
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/39 (PR 12/01/25) (GTD)	2,000	2,158,893
Port of Seattle WA RB
5.00%, 08/01/30	3,000	3,448,740
5.00%, 08/01/31	2,500	2,890,431
Snohomish County Public Utility District No. 1 Electric System Revenue, RB, 5.00%, 12/01/40 (Call 12/01/25)	1,000	1,058,245
Snohomish County Public Utility District No. 1 RB, Series A, 5.00%, 12/01/51 (Call 12/01/31)	5,000	5,511,868
Spokane County School District No. 81 Spokane GO, 4.00%, 12/01/39 (Call 06/01/31) (GTD)	2,000	2,015,225
State of Washington GO
5.00%, 07/01/23	12,000	12,267,648
5.00%, 02/01/26	10,000	10,843,520
5.00%, 02/01/38 ( 02/01/29)	3,000	3,283,192
5.00%, 08/01/43 ( 08/01/32)	5,000	5,558,230
Series 2017-A, 5.00%, 08/01/37 (Call 08/01/26)	1,345	1,441,811
Series 2020 A, 5.00%, 08/01/38 (Call 08/01/29)	1,500	1,651,421
Series 2020-A, 5.00%, 08/01/39 (Call 08/01/29)	2,000	2,197,466
Series 2020-A, 5.00%, 08/01/44 (Call 08/01/29)	2,345	2,535,908
Series A, 5.00%, 02/01/24	10,320	10,705,312
Series A, 5.00%, 02/01/27	7,270	8,050,602
Series A, 5.00%, 08/01/33 (Call 08/01/23)	2,800	2,860,239
Series A, 5.00%, 08/01/35 (Call 08/01/23)	1,500	1,531,039
Series A, 5.00%, 08/01/37 (Call 08/01/23)	2,000	2,040,291

Security	Par (000)	Value

Washington (continued)
Series A, 5.00%, 08/01/37 (Call 08/01/30)	$5,000	$5,584,449
Series A, 5.00%, 08/01/37 (Call 08/01/31)	12,500	14,089,372
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,215	1,239,034
Series A, 5.00%, 08/01/39 (Call 08/01/30)	10,000	11,090,156
Series A, 5.00%, 08/01/40 (Call 08/01/30)	3,000	3,314,992
Series A, 5.00%, 08/01/40 (Call 08/01/31)	10,000	11,131,030
Series A, 5.00%, 08/01/42 (Call 08/01/27)	3,260	3,514,757
Series A, 5.00%, 08/01/44 (Call 08/01/31)	10,600	11,649,540
Series A-1, 5.00%, 08/01/32 (Call 08/01/25)	2,500	2,662,483
Series B, 5.00%, 07/01/24	6,260	6,555,453
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,500	1,570,244
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,050	1,098,978
Series B, 5.00%, 07/01/27 (Call 01/01/26)	1,000	1,082,386
Series B, 5.00%, 07/01/28 (Call 01/01/26)	10,500	11,347,542
Series B, 5.00%, 07/01/29 (Call 01/01/26)	1,500	1,621,077
Series B, 5.00%, 07/01/31 (Call 01/01/26)	1,705	1,828,490
Series B, 5.00%, 07/01/33 (Call 01/01/26)	3,000	3,202,471
Series C, 5.00%, 02/01/26	7,875	8,539,272
Series C, 5.00%, 02/01/28	2,000	2,253,173
Series C, 5.00%, 02/01/29	2,205	2,524,230
Series C, 5.00%, 02/01/30	9,840	11,418,691
Series C, 5.00%, 02/01/31	13,900	16,250,183
Series C, 5.00%, 02/01/34 (Call 02/01/30)	4,560	5,142,599
Series C, 5.00%, 02/01/38 (Call 02/01/31)	9,780	10,930,361
Series C, 5.00%, 02/01/39 (Call 02/01/28)	1,000	1,082,810
Series C, 5.00%, 02/01/40 (Call 02/01/30)	5,000	5,495,871
Series C, 5.00%, 02/01/41 (Call 02/01/28)	2,240	2,417,580
Series C, 5.00%, 02/01/41 (Call 02/01/30)	6,040	6,604,466
Series C, 5.00%, 02/01/42 (Call 02/01/28)	1,000	1,077,338
Series C, 5.00%, 02/01/42 (Call 02/01/30)	15,000	16,363,212
Series C, 5.00%, 02/01/42 (Call 02/01/31)	1,500	1,652,111
Series C, 5.00%, 02/01/43 (Call 02/01/32)	7,390	8,180,139
Series C, 5.00%, 02/01/46 (Call 02/01/31)	2,000	2,181,794
Series C, 5.00%, 02/01/46 (Call 02/01/32)	16,750	18,438,003
Series D, 5.00%, 02/01/38 (Call 02/01/24)	8,170	8,397,825
Series D, 5.00%, 02/01/39 (Call 02/01/24)	900	924,593
Series D, 5.00%, 02/01/41 (Call 02/01/27)	2,530	2,713,854
Series D, 5.00%, 02/01/42 (Call 02/01/27)	1,700	1,821,368
Series F, 5.00%, 06/01/24	5,575	5,826,737
Series F, 5.00%, 06/01/35 (Call 06/01/31)	2,325	2,636,842
Series R, 4.00%, 07/01/27	36,300	38,891,617
Series R, 4.00%, 07/01/28	13,315	14,387,539
Series R, 4.00%, 07/01/30	12,785	14,010,387
Series R, 4.00%, 07/01/33 (Call 07/01/32)	10,000	10,652,511
Series R, 4.00%, 02/01/38 (Call 02/01/32)	1,000	1,013,176
Series R, 5.00%, 07/01/24	10,000	10,471,969
Series R, 5.00%, 02/01/25	4,555	4,832,051
Series R-2015, 5.00%, 07/01/23	6,600	6,747,206
Series R-2015, 5.00%, 07/01/24	3,245	3,398,154
Series R-2015 C, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,585,732
Series R-2015 C, 5.00%, 07/01/29 (Call 01/01/25)	6,455	6,814,906
Series R-2015 C, 5.00%, 07/01/30 (Call 01/01/25)	3,140	3,312,882
Series R-2015 C, 5.00%, 07/01/32 (Call 01/01/25)	2,220	2,337,071
Series R0-2015 D, 5.00%, 07/01/31 (Call 01/01/25)	2,240	2,361,246
Series R-2015 D, 5.00%, 07/01/32 (Call 01/01/25)	2,000	2,105,469
Series R-2015E, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,585,732
Series R-2015E, 5.00%, 07/01/31 (Call 01/01/25)	3,000	3,162,383
Series R-2015E, 5.00%, 07/01/33 (Call 01/01/25)	4,395	4,619,637
Series R-2017A, 5.00%, 08/01/33 (Call 08/01/26)	3,915	4,220,800
Series R-2017A, 5.00%, 08/01/34 (Call 08/01/26)	3,000	3,227,417

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series R-2018-C, 5.00%, 08/01/26	$5,680	$6,225,109
Series R-2018-C, 5.00%, 08/01/28 (Call 08/01/27)	1,670	1,860,654
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	6,400	7,099,398
Series R-2018D, 5.00%, 08/01/34 (Call 08/01/27)	7,000	7,633,327
Series R-2018D, 5.00%, 08/01/35 (Call 08/01/27)	3,000	3,267,133
Series R-2018-D, 5.00%, 08/01/27	1,035	1,157,731
Series R-2018-D, 5.00%, 08/01/28 (Call 08/01/27)	1,325	1,476,268
Series R-2018-D, 5.00%, 08/01/32 (Call 08/01/27)	3,000	3,295,879
Series R-2018-D, 5.00%, 08/01/33 (Call 08/01/27)	5,410	5,912,401
Series R-2020C, 5.00%, 07/01/25	2,500	2,677,106
Series R-2020D, 5.00%, 07/01/23	12,000	12,267,648
Series R-2020D, 5.00%, 07/01/25	16,550	17,722,443
Series R-2021A, 5.00%, 06/01/40 (Call 06/01/30)	2,205	2,432,212
Series R-C, 5.00%, 07/01/25 (Call 07/01/23)	805	823,425
Series-R-2020D, 5.00%, 07/01/26	14,275	15,617,338
State of Washington RB
5.00%, 09/01/23	4,000	4,096,284
5.00%, 09/01/24	4,500	4,712,760
Series C, 5.00%, 09/01/22	1,120	1,120,000
Series C, 5.00%, 09/01/24 (Call 09/01/23)	2,025	2,072,806
Series F, 5.00%, 09/01/22	1,215	1,215,000
Series F, 5.00%, 09/01/24 (Call 09/01/22)	5,400	5,400,000
Washington State University RB,
5.00%, 04/01/40 (Call 04/01/25)	2,055	2,133,322

		1,043,494,260

West Virginia — 0.1%
State of West Virginia GO
5.00%, 06/01/32 ( 06/01/31)	2,600	3,036,736
Series A, 5.00%, 12/01/39 (Call 06/01/31)	5,320	5,965,184
Series A, 5.00%, 12/01/43 (Call 06/01/29)	2,750	2,991,115
Series B, 4.00%, 06/01/42 (Call 06/01/28)	4,895	4,816,871
Series B, 4.00%, 12/01/42 (Call 06/01/28)	3,000	2,951,513
Series B, 5.00%, 12/01/41 (Call 06/01/28)	2,000	2,159,772
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/26	1,465	1,596,758
West Virginia Parkways Authority RB
4.00%, 06/01/51 (Call 06/01/31)	1,755	1,693,600
5.00%, 06/01/43 (Call 06/01/28)	3,500	3,754,511
5.00%, 06/01/47 (Call 06/01/31)	3,500	3,776,724

		32,742,784

Wisconsin — 0.6%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 4.00%, 06/01/35 (Call 06/01/30)	3,465	3,637,431
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	1,750	1,866,982
5.00%, 11/01/27 ( 05/01/27)	1,000	1,110,586
5.00%, 11/01/28 (Call 05/01/27)	6,460	7,159,349
5.00%, 11/01/31 (Call 05/01/27)	6,530	7,165,929
Series 1, 5.00%, 11/01/23	13,045	13,442,563
Series 2, 5.00%, 11/01/22	12,285	12,340,131
Series 2, 5.00%, 11/01/25	1,475	1,592,135
Series 2, 5.00%, 11/01/26	3,040	3,351,664

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	$3,735	$4,148,038
Series 2, 5.00%, 11/01/29 (Call 05/01/26)	2,000	2,168,635
Series 2021-2, 5.00%, 05/01/28	1,000	1,131,347
Series 3, 4.00%, 11/01/34 (Call 05/01/27)	2,020	2,102,306
Series 3, 5.00%, 11/01/22	1,410	1,416,328
Series 3, 5.00%, 11/01/32 (Call 05/01/27)	1,175	1,287,298
Series 3, 5.00%, 11/01/33 (Call 05/01/27)	10,405	11,363,842
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	4,270	4,504,612
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	6,350	6,694,763
Series 4, 5.00%, 05/01/27 (Call 11/01/24)	2,500	2,634,649
Series A, 4.00%, 05/01/39 (Call 05/01/28)	9,635	9,857,402
Series A, 5.00%, 05/01/35 (Call 05/01/31)	11,700	13,316,211
Series B, 4.00%, 05/01/41 (Call 05/01/29)	5,000	5,018,820
Series B, 4.00%, 05/01/42 (Call 05/01/29)	3,225	3,233,795
Series B, 5.00%, 05/01/26 (PR 05/01/23)	5,985	6,089,168
Series B, 5.00%, 05/01/31 (Call 05/01/29)	12,540	14,272,603
Series B, 5.00%, 05/01/36 (Call 05/01/29)	5,000	5,559,001
Series B, 5.00%, 05/01/38 (Call 05/01/25)	7,550	7,928,872
Series D, 5.00%, 05/01/37 (Call 05/01/24)	5,000	5,213,880
State of Wisconsin RB, Series A,
5.00%, 05/01/29 (Call 05/01/27)	2,000	2,213,689
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/27	1,000	1,118,166
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,206,378
Series 2, 5.00%, 07/01/23	3,770	3,852,514
Series A, 5.00%, 07/01/36 (Call 07/01/28)	3,025	3,340,686
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/01/41 (Call 11/01/26)	3,075	3,176,867

		175,516,640

Total Long-Term Investments — 98.7% (Cost: $28,493,656,468)		27,228,261,327

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 1.19%(d)(e)	145,225	145,239,030

Total Short-Term Securities — 0.5% (Cost: $145,232,324)		145,239,030

Total Investments in Securities — 99.2% (Cost: $28,638,888,792)		27,373,500,357

Other Assets Less Liabilities — 0.8%		212,999,152

Net Assets — 100.0%		$ 27,586,499,509

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® National Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$126,937,924	$18,182,651	(a)	$—	$131,422	$(12,967)	$145,239,030	145,225	$421,117	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$27,228,261,327	$—	$27,228,261,327
Money Market Funds	145,239,030	—	—	145,239,030

	$145,239,030	$27,228,261,327	$—	$27,373,500,357

See notes to financial statements.

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2022	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

New York — 97.6%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	$2,000	$1,957,783
Series A, 5.00%, 11/01/22	365	366,662
Series A, 5.00%, 11/01/23	200	206,165
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	984,328
Series A, 5.00%, 11/01/25 (Call 11/01/23)	500	515,355
Series A, 5.00%, 11/01/30 (Call 11/01/23)	100	103,071
Series A, 5.00%, 11/01/49 (Call 11/01/29)	1,000	1,096,755
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,123,119
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,117,716
Buffalo Municipal Water Finance Authority RB, 4.00%, 07/01/51 (Call 07/01/29) (AGM)	380	349,255
City of Albany NY GOL, 4.00%, 03/15/31 (Call 03/15/30)	1,940	2,079,448
City of New York NY GO
4.00%, 08/01/39 (Call 08/01/30)	2,500	2,452,785
5.00%, 04/01/28	1,750	1,969,346
5.00%, 03/01/32 (Call 03/01/28)	1,400	1,551,243
Series 1, 5.00%, 08/01/23	250	256,019
Series 2015-A, 5.00%, 08/01/23	400	409,630
Series A, 5.00%, 08/01/25	200	214,160
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	267,264
Series A, 5.00%, 08/01/27	1,255	1,397,662
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,099,359
Series A-1, 4.00%, 08/01/34 (Call 08/01/30)	2,000	2,038,301
Series A-1, 4.00%, 08/01/40 (Call 08/01/31)	900	878,801
Series A-1, 5.00%, 10/01/32 (PR 10/01/22)	500	501,120
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	537,903
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	535,036
Series A-1, 5.00%, 08/01/41 (Call 08/01/29)	800	861,164
Series A-6, 5.00%, 08/01/26 (Call 02/01/24)	350	362,225
Series B-1, 4.00%, 10/01/39 (Call 10/01/29)	1,000	980,770
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	611,170
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	266,822
Series C, 5.00%, 08/01/23	500	512,038
Series C, 5.00%, 08/01/26	1,000	1,092,839
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,315	1,421,882
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	539,108
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	703,239
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	262,083
Series C-1, 5.00%, 08/01/27	500	556,837
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	547,180
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	1,000	970,652
Series D1, 5.00%, 12/01/39 (Call 12/01/28)	1,320	1,422,048
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	1,120	1,206,903
Series D-1, 5.50%, 05/01/46 (Call 05/01/32)	450	509,001
Series E, 5.00%, 08/01/23	740	757,816
Series E, 5.00%, 08/01/24	470	493,051
Series E, 5.00%, 08/01/25	230	246,285
Series E, 5.00%, 08/01/26	500	546,419
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	390,167
Series F-1, 5.00%, 03/01/32 (PR 03/01/23)	350	354,740
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	525,560
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	5	5,058
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	495	501,580
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	529,933
Series F-3, 5.00%, 12/01/25	500	539,236
Series I, 5.00%, 08/01/23 (Call 10/03/22)	1,000	1,002,124
Series J, 5.00%, 08/01/23	1,000	1,024,076

Security	Par (000)	Value

New York (continued)
Series J, 5.00%, 08/01/25 (Call 08/01/24)	$1,100	$1,151,419
Series J, 5.00%, 08/01/28 (Call 08/01/24)	1,000	1,044,451
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	547,536
City of New York NY GOL
Series F-1, 4.00%, 03/01/38 (Call 03/01/31)	2,000	1,977,216
Series F-1, 5.00%, 03/01/36 (Call 03/01/31)	1,500	1,654,596
City of Rochester NY GOL, 5.00%, 08/01/31 (08/01/30)	1,000	1,154,347
City of Yonkers NY GOL
Series A, 5.00%, 05/01/33 (Call 11/01/29) (BAM)	280	312,650
Series C, 5.00%, 10/01/23 (BAM)	335	344,287
County of Albany NY GOL, 4.00%, 04/01/29 (Call 04/01/26)	125	131,548
County of Monroe NY GOL
4.00%, 06/01/30 (Call 06/01/29)	2,145	2,301,001
5.00%, 06/01/24	1,890	1,975,011
5.00%, 06/01/24 (AGM)	565	590,413
Series B, 5.00%, 06/01/26 (AGM)	250	273,495
County of Nassau NY GOL
5.00%, 04/01/37 ( 04/01/32)	2,000	2,252,998
Series B, 5.00%, 04/01/23	200	202,946
Series B, 5.00%, 10/01/24	1,000	1,048,540
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,102,279
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	506,261
Series B, 5.00%, 04/01/49 (Call 04/01/30) (AGM)	1,000	1,080,921
Series C, 5.00%, 10/01/27	975	1,086,162
County of Rockland NY GOL, 5.00%, 06/15/23	500	510,539
County of Suffolk NY GOL
4.00%, 10/15/28 (Call 10/15/27) (BAM)	1,000	1,056,591
Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,672,295
County of Westchester NY GOL
5.00%, 12/15/23	150	155,091
5.00%, 10/15/28	2,000	2,296,529
Series A, 5.00%, 01/01/23	900	908,207
Series A, 5.00%, 01/01/24	365	377,802
Series A, 5.00%, 12/01/24	1,000	1,057,884
Series A, 5.00%, 10/15/28	1,000	1,148,265
Series B, 5.00%, 11/15/24	125	132,097
Dutchess County Local Development Corp. RB
5.00%, 07/01/42 (Call 07/01/27)	750	785,214
5.00%, 07/01/52 (Call 07/01/32)	1,000	1,065,226
Erie County Fiscal Stability Authority RB
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	485,184
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	141,218
Series D, 5.00%, 09/01/39 (Call 09/01/27)	1,360	1,475,114
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/26 (SAW)	350	381,303
5.00%, 05/01/27 (SAW)	500	556,028
5.00%, 05/01/29 (SAW)	1,000	1,150,262
Series A, 5.00%, 05/01/23 (SAW)	500	508,636
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/41 (Call 02/15/32)	1,745	1,710,258
5.00%, 02/15/30 (Call 02/15/27)	1,000	1,096,791
5.00%, 02/15/34 (Call 02/15/32)	1,500	1,726,210
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	1,961,177
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,117,368
Series A, 5.00%, 02/15/23	375	379,492
Series A, 5.00%, 02/15/25	200	211,864
Series A, 5.00%, 02/15/26	1,745	1,886,568
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	439,195
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	109,410
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	544,180

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 02/15/35 (Call 02/15/27)	$1,400	$1,511,252
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,795	3,002,368
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	535,745
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	213,322
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	211,402
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	685,511
Long Island Power Authority RB
4.00%, 09/01/38 (Call 09/01/31)	1,000	978,771
5.00%, 09/01/24	1,310	1,374,813
5.00%, 09/01/25	1,125	1,208,867
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,532,263
5.00%, 09/01/33 (Call 09/01/28)	1,465	1,619,420
5.00%, 09/01/35 (Call 09/01/31)	1,115	1,261,841
5.00%, 09/01/38 (Call 09/01/28)	250	272,505
5.00%, 09/01/42 (Call 09/01/27)	1,920	2,067,194
Series A, 3.00%, 09/01/36 (Call 09/01/28)	1,950	1,665,769
Series A, 4.00%, 09/01/32 (Call 09/01/31)	895	949,634
Series A, 5.00%, 09/01/30	500	581,077
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	260,281
Series A, 5.00%, 09/01/37 (Call 09/10/22)	425	425,257
Series A, 5.00%, 09/01/37 (PR 09/01/22)	595	595,000
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,542,467
Series B, 5.00%, 09/01/29 (Call 10/03/22)	250	250,539
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,049,494
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	536,515
Series B, 5.00%, 09/01/45 (Call 09/01/25)	750	788,577
Series B, VRDN,1.50%, 09/01/51 (Put 03/01/26)(a)(b)	80	73,332
Series B, VRDN,1.65%, 09/01/49 (Put 03/01/24)(a)(b)	600	580,941
Metropolitan Transportation Authority RB
4.00%, 11/15/48 ( 05/15/31)	1,500	1,331,325
Series A, 0.00%, 11/15/30(c)	850	640,088
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	251,269
Series A, 5.00%, 11/15/27 (Call 05/15/27)	755	808,022
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	325,712
Series A, 5.00%, 11/15/44 (Call 05/15/32)	1,000	1,098,116
Series A-1, 4.00%, 11/15/43 (Call 05/15/30) (AGM)	1,085	1,041,693
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	1,500	1,352,310
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	350	312,283
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,000	873,760
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,363,249
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	353,157
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,035,201
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	205,668
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	531,684
Series B, 4.00%, 11/15/36 (Call 11/15/26)	350	340,965
Series B, 5.00%, 11/15/22	600	603,255
Series B, 5.00%, 11/15/24	500	522,337
Series B, 5.00%, 11/15/25	250	264,103
Series B, 5.00%, 11/15/26	750	799,859
Series B, 5.00%, 11/15/28	1,005	1,083,461
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	405,593
Series B, 5.00%, 11/15/52 (Call 05/15/29)	1,000	1,018,370
Series B, 5.25%, 11/15/26 (AGM)	1,000	1,084,474
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,092,927
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	665,029
Series C, 5.00%, 11/15/22	260	261,410
Series C, 5.00%, 11/15/22 (ETM)	150	150,843
Series C, 5.00%, 11/15/40 (Call 11/15/29)	500	517,847
Series C, 5.00%, 11/15/41 (Call 11/15/22)	275	276,067
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	226,264

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 11/15/42 (Call 05/15/23)	$1,200	$1,207,136
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	1,966,755
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	510	482,769
Series C-1, 5.00%, 11/15/25	200	211,283
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	362,467
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,256,839
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	1,000	1,039,193
Series C-2, 0.00%, 11/15/27(c)	1,000	834,575
Series C-2, 0.00%, 11/15/29(c)	1,000	768,988
Series C-2, 0.00%, 11/15/39(c)	245	110,069
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	250,668
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,143,182
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,230	1,235,773
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	502,397
Series D, 5.00%, 11/15/30 (Call 11/15/22)	890	894,267
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	525,674
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	252,716
Series D-1, 5.00%, 11/01/22	250	251,097
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	916,171
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	1,000	880,487
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	99,394
Series E, 4.00%, 11/15/45 (Call 11/15/30)	430	385,484
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	90,347
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	527,896
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	251,163
Monroe County Industrial Development Corp. RB, 5.00%, 05/01/30 (Call 05/01/27) (SAW)	485	534,577
Monroe County Industrial Development Corp./NY RB
Series A, 4.00%, 07/01/50 (Call 07/01/30)	1,000	932,438
Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,477,094
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,017,941
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/32 (Call 05/15/31)	1,000	1,082,264
Series A, 4.00%, 11/15/33 (Call 05/15/31)	2,070	2,219,817
Series A, 4.00%, 11/15/35 (Call 05/15/31)	145	152,920
Series A, 5.00%, 11/15/22	1,670	1,679,383
Series A, 5.00%, 11/15/24	1,000	1,057,885
Series A, 5.00%, 11/15/29	500	584,768
Series A, 5.00%, 11/15/31 (Call 05/15/31)	500	592,807
Series A, 5.00%, 11/15/33 (Call 05/15/31)	305	356,842
Series A, 5.00%, 11/15/34 (Call 05/15/31)	540	626,791
Nassau County Sewer & Storm Water Finance Authority RB
Series A, 5.00%, 10/01/23	1,840	1,892,806
Series A, 5.00%, 10/01/24	100	105,312
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	600	555,911
New York City Municipal Water Finance Authority RB
5.00%, 06/15/25	225	240,448
Series AA, 4.00%, 06/15/24	420	432,584
Series AA, 5.00%, 06/15/24	250	261,840
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	382,816
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	462,839
Series BB-1, 3.00%, 06/15/44 (Call 12/15/31)	3,400	2,732,992
Series BB 1, 5.00%, 06/15/46 (Call 06/15/27)	625	661,688
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,191,724
Series BB 2, 5.00%, 06/15/32 (Call 06/15/27)	500	549,119
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	370	376,169
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	330	336,943
Series CC-2, 5.00%, 06/15/25	805	860,270

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	$1,205	$1,228,784
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	514,808
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,585	2,685,271
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,586,388
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	500	474,746
Series DD-2, 5.00%, 06/15/24 (Call 12/15/22)	500	504,270
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	500	516,519
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	500	540,504
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	500	485,820
Series EE, 4.00%, 06/15/39 (Call 06/15/32)	1,305	1,278,990
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	322,266
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	526,449
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	1,390	1,492,440
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	1,000	1,066,046
Series GG-2, 4.00%, 06/15/50 (Call 06/15/30)	1,000	949,492
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/41 (Call 07/15/29)	1,430	1,381,082
4.00%, 07/15/44 (Call 07/15/25) (SAW)	200	189,518
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	685	711,139
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	585,003
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	524,390
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	491,905
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	357,644
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	560,379
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	560,379
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/23	325	334,981
5.00%, 05/01/32 (Call 05/01/26)	500	535,640
5.00%, 11/01/32 (Call 05/01/27)	1,500	1,631,037
5.00%, 11/01/36 (Call 11/01/30)	2,000	2,218,091
5.00%, 05/01/37 (Call 11/01/30)	1,000	1,105,026
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,055,598
Series A-1, 5.00%, 08/01/24	500	525,003
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	354,271
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	338,270
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,058,935
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,092,564
Series A-1, 5.00%, 11/01/38 (Call 11/01/23)	350	358,712
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	409,262
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,081,429
Series A-3, 4.00%, 05/01/43 (Call 05/01/29)	1,000	955,522
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	382,082
Series B, 5.00%, 11/01/27 (Call 11/01/22)	500	502,227
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	276,225
Series B-1, 4.00%, 08/01/39 (Call 08/01/26)	985	960,610
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	1,220	1,172,147
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	200	189,724
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	534,971
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	521,462
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	213,424
Series B-1, 5.00%, 08/01/32 (Call 08/01/24)	885	921,641
Series B-1, 5.00%, 08/01/33 (Call 08/01/24)	1,150	1,196,957
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,088,988
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,120	1,226,962
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	1,015	1,080,905
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,551,711
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	765	810,202
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,059,792

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 11/01/24	$950	$1,000,344
Series C, 5.00%, 11/01/25 (Call 05/01/25)	1,250	1,329,560
Series C, 5.00%, 11/01/26	115	126,168
Series C, 5.00%, 11/01/26 (Call 11/01/25)	900	967,199
Series C, 5.00%, 11/01/27 (Call 05/01/25)	460	488,666
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	536,702
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,095,650
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	981,076
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	1,500	1,441,164
Series C-1, 5.00%, 05/01/23	500	509,136
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,032,570
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	804,091
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	531,863
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,617,950
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	940	987,228
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	214,375
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	526,877
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,458,686
Series E-1, 5.00%, 02/01/42 (Call 10/07/22)	65	65,173
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	1,500	1,515,261
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	1,000	1,091,476
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	1,285	1,297,700
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,077,925
Series F-1, 5.00%, 05/01/39 (Call 10/07/22)	340	340,902
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	329,426
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,111,766
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	548,821
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	546,937
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	1,500	1,439,612
Series AA, 5.00%, 06/15/27	1,000	1,113,325
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	198,312
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	520,464
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	256,863
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,027,852
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	1,000	1,044,673
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	517,799
Series DD-1, 5.00%, 06/15/30	500	584,311
Series EE, 5.00%, 06/15/31	690	812,796
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	538,204
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	1,070	1,143,298
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	259,038
Series A, 0.00%, 11/15/48(c)	500	133,869
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	518,592
New York Liberty Development Corp. RB, 4.00%, 02/15/43 (Call 02/15/30)	500	472,279
New York Power Authority RB
4.00%, 11/15/47 (Call 11/15/31)	500	480,953
5.00%, 11/15/26 (AGM)	500	551,074
5.00%, 11/15/27 (AGM)	500	562,271
5.00%, 11/15/31 (AGM)	1,000	1,174,489
Series A, 4.00%, 11/15/50 (Call 05/15/30)	1,500	1,403,497
Series A, 4.00%, 11/15/55 (Call 05/15/30)	1,000	919,742
Series A, 4.00%, 11/15/60 (Call 05/15/30)	800	717,190
Series A, 5.00%, 11/15/22	725	729,073
New York State Dormitory Authority RB
3.00%, 07/01/45 (Call 07/01/32)	750	583,341
3.00%, 03/15/51 (Call 03/15/31)	1,780	1,359,892

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
4.00%, 07/01/42 (Call 07/01/32)	$1,000	$942,044
4.00%, 07/01/45 (Call 07/01/29)	1,145	1,081,971
4.00%, 03/15/46 (Call 03/15/32)	1,000	948,629
4.00%, 07/01/46 (Call 07/01/29)	1,000	917,345
4.00%, 03/15/48 (Call 09/15/30)	2,830	2,668,634
5.00%, 07/01/28	1,000	1,117,785
5.00%, 03/15/29 (Call 09/15/25)	315	337,051
5.00%, 07/01/30	1,000	1,107,196
5.00%, 03/15/31	2,500	2,897,040
5.00%, 03/15/34 (Call 09/15/26)	1,000	1,070,528
5.00%, 07/01/45 (Call 07/01/25)	100	101,818
5.00%, 07/01/48 ( 07/01/28)	500	554,139
Series 1, 5.50%, 07/01/40 (AMBAC)	400	481,804
Series A, 4.00%, 03/15/35 (Call 09/15/30)	1,950	1,964,756
Series A, 4.00%, 07/01/41 (Call 07/01/26)	500	486,935
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	474,292
Series A, 4.00%, 07/01/47 (Call 07/01/32)	310	271,187
Series A, 4.00%, 07/01/48 (Call 07/01/31)	500	453,197
Series A, 5.00%, 03/15/24	1,335	1,387,536
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	251,825
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,007,300
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	368,089
Series A, 5.00%, 07/01/26	1,125	1,219,624
Series A, 5.00%, 10/01/26	255	281,807
Series A, 5.00%, 10/01/27	500	563,604
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	360,137
Series A, 5.00%, 10/01/28	500	574,383
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	579,147
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	1,007,313
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	740,530
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	422,681
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	503,606
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,053,934
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	351,450
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,614,770
Series A, 5.00%, 03/15/33 (Call 09/15/26)	500	538,016
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	328,988
Series A, 5.00%, 03/15/33 (Call 09/15/30)	1,000	1,129,859
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,104,862
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	523,339
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,191,108
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,665,365
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	536,400
Series A, 5.00%, 02/15/36 (PR 02/15/23)	2,000	2,025,099
Series A, 5.00%, 03/15/36 (Call 03/15/31)	1,000	1,106,455
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,085,812
Series A, 5.00%, 03/15/38 (PR 03/15/23)	500	507,293
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,078,715
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	532,486
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,076,001
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	373,132
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	261,910
Series A, 5.00%, 02/15/43 (PR 02/15/23)	500	506,275
Series A, 5.00%, 07/01/43 (PR 07/01/23)	1,025	1,048,033
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	513,870
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	111,253
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	254,944
Series A, 5.00%, 10/01/47	300	352,348
Series A, 5.00%, 10/01/48	500	588,344
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	527,074

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 10/01/50	$310	$366,486
Series A, 5.25%, 03/15/39 (Call 09/15/28)	725	794,486
Series A-2, 5.00%, 10/01/46	225	265,338
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	772,525
Series B, 5.00%, 10/01/22	125	125,281
Series B, 5.00%, 10/01/23	800	822,959
Series B, 5.00%, 10/01/24	190	200,450
Series B, 5.00%, 10/01/25	2,100	2,271,713
Series B, 5.00%, 02/15/26	670	725,048
Series B, 5.00%, 02/15/27	420	463,041
Series B, 5.00%, 10/01/27 (Call 04/01/26)	510	555,372
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,052,238
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	824,699
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	523,212
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,088,358
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	538,807
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	520,804
Series B, 5.00%, 10/01/38 (Call 04/01/28)	1,000	1,100,875
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,063,092
Series B, 5.00%, 07/01/50 (Call 07/01/29)	500	536,601
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	460,330
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	517,680
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,084,119
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	537,922
Series C, 5.50%, 07/01/23 (NPFGC)	65	66,661
Series D, 4.00%, 02/15/47 (Call 02/15/30)	4,000	3,783,173
Series D, 5.00%, 02/15/23	200	202,510
Series D, 5.00%, 02/15/25	1,400	1,487,530
Series D, 5.00%, 02/15/28	1,000	1,121,911
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	218,034
Series E, 3.00%, 03/15/41 (Call 03/15/32)	2,000	1,659,460
Series E, 4.00%, 03/15/27 (Call 09/15/25)	400	418,017
Series E, 4.00%, 03/15/39 (Call 03/15/32)	1,985	1,936,641
Series E, 5.00%, 02/15/23	500	506,080
Series E, 5.00%, 02/15/24	1,000	1,037,306
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,063,977
Series F, 5.00%, 10/01/26 (Call 10/03/22) (AGM, SAW)	400	400,823
New York State Environmental Facilities Corp. RB
4.00%, 06/15/42 (Call 06/15/32)	1,000	978,214
4.00%, 06/15/45 (Call 06/15/29)	1,095	1,055,429
4.00%, 08/15/46 (Call 02/15/32)	1,000	959,612
4.00%, 06/15/49 (Call 06/15/29)	2,550	2,427,857
5.00%, 05/15/23	665	677,454
5.00%, 03/15/24	280	291,105
5.00%, 08/15/31	300	354,433
5.00%, 06/15/35 (Call 06/15/28)	365	402,706
Series A, 5.00%, 06/15/23	460	469,587
Series A, 5.00%, 06/15/30 (Call 06/15/23)	315	321,341
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	217,527
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,075,717
Series A, 5.00%, 08/15/44 (Call 08/15/29)	500	545,078
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	890,817
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,302,301
Series B, 4.00%, 06/15/49 (Call 06/15/29)	500	476,050
Series B, 5.00%, 06/15/24	250	261,437
Series B, 5.00%, 06/15/28	500	567,683
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,087,321
Series DD-3, 5.00%, 06/15/29 (Call 06/15/24)	1,345	1,403,882
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,066,311

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority RB
4.00%, 03/15/52 (Call 03/15/31)	$775	$724,842
4.13%, 03/15/56 ( 09/15/32)	2,000	1,892,880
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	540,650
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	106,487
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	521,444
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	622,678
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	2,861,162
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	1,500	1,506,058
Series A-1, 4.00%, 03/15/59 (Call 03/15/31)	1,000	916,890
Series B, 4.00%, 01/01/38 (Call 01/01/30)	1,500	1,456,087
Series B, 4.00%, 01/01/50 (Call 01/01/30)	1,000	926,107
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	133,902
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	102,935
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	2,027,040
Series K, 5.00%, 01/01/24	215	222,111
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	487,477
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	261,854
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	355,808
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	499,712
Series L, 5.00%, 01/01/24	500	516,537
Series L, 5.00%, 01/01/25	200	211,244
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	879,182
Series N, 3.00%, 01/01/49 (Call 01/01/30)	500	374,581
Series N, 4.00%, 01/01/47 (Call 01/01/30)	1,225	1,152,689
Series O, 4.00%, 01/01/48 (Call 07/01/31)	1,000	938,983
New York State Urban Development Corp. RB
4.00%, 03/15/45 (Call 09/15/30)	500	473,037
4.00%, 03/15/49 (Call 09/15/30)	1,000	935,842
5.00%, 03/15/23	750	760,839
5.00%, 03/15/31 (Call 09/15/30)	500	574,113
5.00%, 03/15/38 (Call 09/15/30)	2,000	2,177,604
5.00%, 03/15/47 (Call 09/15/30)	1,000	1,068,655
Series A, 4.00%, 03/15/39 (Call 09/15/30)	1,000	967,526
Series A, 4.00%, 03/15/40 (Call 09/15/30)	1,000	963,202
Series A, 5.00%, 03/15/25	350	371,438
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	167,534
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	799,787
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	429,404
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	545,325
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	370,089
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	214,144
Series A, 5.00%, 03/15/41 (Call 09/15/30)	2,000	2,161,310
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	600	608,334
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	526,705
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	243,056
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	709,723
Series C, 5.00%, 03/15/31 (Call 03/15/23)	655	663,411
Series C-1, 5.00%, 03/15/27	285	314,584
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	500	539,960
Series D, 5.00%, 03/15/24 (Call 03/15/23)	1,000	1,013,890
Series E, 3.00%, 03/15/40 (Call 03/15/30)	500	418,232
Series E, 4.00%, 03/15/36 (Call 03/15/30)	1,000	1,001,043
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	101,359
Series E, 5.00%, 03/15/28 (Call 03/15/23)	1,325	1,342,085
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	500	466,302
5.00%, 12/01/39 (Call 12/01/29)	1,000	1,109,699
5.00%, 12/01/40 (Call 12/01/29)	500	552,980
5.00%, 12/01/43 (Call 12/01/29)	500	550,390

Security	Par (000)	Value

New York (continued)
Onondaga County Water Authority RB, Series A, 3.00%, 09/15/44 (Call 09/15/29)	$1,000	$795,659
Port Authority of New York & New Jersey RB
4.00%, 12/01/28	250	268,296
4.00%, 12/15/40 (Call 06/15/24)	400	390,336
4.00%, 06/15/44 (Call 06/15/24)	250	241,124
4.00%, 09/01/45 (Call 09/01/29)	1,000	959,493
5.00%, 07/15/24	125	130,995
5.00%, 07/15/25	750	802,754
5.00%, 07/15/29	520	587,999
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,124,299
5.00%, 11/01/32 (Call 11/01/29)	1,000	1,126,039
5.00%, 07/15/33 (Call 07/15/30)	500	563,155
5.00%, 09/01/33 (Call 09/01/29)	1,000	1,112,533
5.00%, 09/01/34 (Call 09/01/24)	250	261,223
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	750	727,167
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	400	417,718
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,072,741
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	1,000	1,069,946
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	529,581
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,056,186
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	528,728
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	526,844
Series 205, 5.00%, 11/15/25	1,000	1,078,092
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	500	548,305
Series 217, 4.00%, 11/01/49 (Call 11/01/29)	555	526,138
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	1,500	1,415,716
Series 224, 4.00%, 07/15/61 (Call 07/15/31)	1,500	1,376,804
Series 5, 5.38%, 03/01/28	415	447,581
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/22	475	476,578
Series A, 5.00%, 10/15/23	300	308,846
Series A, 5.00%, 10/15/24	1,890	1,992,612
Series A, 5.00%, 10/15/26 (PR 10/15/24)	1,120	1,180,807
Series A, 5.00%, 10/15/28 (PR 10/15/24)	3,250	3,426,450
Series A, 5.00%, 10/15/29 (PR 10/15/24)	1,570	1,655,239
Series A, 5.00%, 10/15/30 (PR 10/15/24)	1,440	1,518,181
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,460,195
State of New York GO
5.00%, 03/15/24	280	291,278
Series A, 4.00%, 03/01/38 (PR 03/01/23)	200	201,695
Series A, 5.00%, 02/15/23	100	101,243
Series A, 5.00%, 03/01/23	1,000	1,013,641
Series A, 5.00%, 03/01/24	810	841,842
Series A, 5.00%, 02/15/25	1,000	1,062,756
Series A, 5.00%, 03/01/26 (Call 03/01/23)	300	304,062
Series A, 5.00%, 03/15/27	500	556,207
Series A, 5.00%, 03/01/28 (Call 03/01/23)	370	375,010
Series A, 5.00%, 03/15/31	500	590,602
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,019,099
5.00%, 06/01/24	275	287,177
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	501,580
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	3,494,690
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	15,677
Series B, 3.00%, 06/01/44 (Call 06/01/30)	610	497,826
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	500	519,120
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	550,555
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	142,755

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Town of Brookhaven NY GOL
4.00%, 07/15/26	$3,285	$3,483,721
4.00%, 03/15/28 (Call 03/15/24)	250	255,836
5.00%, 05/01/27 (Call 05/01/25)	600	640,429
Series C, 5.00%, 01/15/23	2,000	2,020,351
Town of Hempstead NY GOL, 5.00%, 06/15/28	1,000	1,137,099
Town of Oyster Bay NY GOL
3.00%, 02/01/25 (AGM)	1,370	1,377,172
Series A, 2.00%, 03/01/33 (Call 03/01/28) (AGM)	2,000	1,633,973
Triborough Bridge & Tunnel Authority RB
4.00%, 05/15/51 (Call 05/15/32)	1,000	936,199
5.00%, 11/15/34 (Call 05/15/27)	225	245,863
5.00%, 11/15/43 (Call 05/15/29)	665	716,381
5.00%, 05/15/52	250	285,456
Series A, 0.00%, 11/15/30(c)	445	335,105
Series A, 0.00%, 11/15/32(c)	200	137,558
Series A, 4.00%, 11/15/54 (Call 11/15/30)	2,095	1,912,466
Series A, 5.00%, 11/15/22	150	150,770
Series A, 5.00%, 11/15/23	245	252,618
Series A, 5.00%, 11/15/24	1,355	1,428,344
Series A, 5.00%, 11/15/24 (Call 05/15/23)	290	294,716
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	507,078
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	261,327
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	530,279
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,445,336
Series A, 5.00%, 11/15/51 (Call 05/15/31)	625	663,768
Series A, 5.00%, 11/15/56 (Call 05/15/31)	500	529,504
Series A-1, 4.00%, 05/15/46 (Call 05/15/31)	925	874,634
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/23)(a)(b)	1,215	1,165,679
Series B, 0.00%, 11/15/32(c)	700	486,303
Series B, 5.00%, 11/15/22	500	502,750
Series B, 5.00%, 11/15/24	250	263,532
Series B, 5.00%, 11/15/24 (Call 11/15/22)	650	653,268
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	713,569
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	417,086
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,098,012
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	353,698
Series B, 5.00%, 11/15/37 (Call 05/15/27)	1,685	1,826,430
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	270,494
Series C-1, 5.00%, 11/15/25	1,000	1,077,452
Series C-1, 5.00%, 11/15/26	1,000	1,100,045
Series C-1A, 5.00%, 05/15/51 (Call 11/15/31)	1,000	1,075,269
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	136,898
Utility Debt Securitization Authority RB 5.00%, 12/15/24 (Call 12/15/22)	700	705,272

Security	Par (000)	Value

New York (continued)
5.00%, 06/15/27 (Call 06/15/25)	$1,000	$1,065,317
5.00%, 12/15/32 (Call 12/15/25)	2,025	2,166,516
5.00%, 12/15/33 (Call 12/15/25)	400	427,174
5.00%, 12/15/35 (Call 12/15/25)	600	636,689
5.00%, 12/15/36 (Call 12/15/25)	150	158,931
5.00%, 12/15/37 (Call 12/15/25)	750	792,730
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,311,805
5.00%, 12/15/40 (Call 12/15/27)	1,500	1,637,076
5.00%, 12/15/41 (Call 12/15/27)	2,030	2,212,033
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	400,613
Series B, 5.00%, 12/15/24 (Call 12/15/22)	650	654,895
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,291,298
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	774,779
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,031,235
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	995	1,022,885
Western Nassau County Water Authority RB, Series A, 4.00%, 04/01/51 (Call 04/01/31)	1,255	1,195,481

		504,076,550

Total Long-Term Investments — 97.6% (Cost: $535,309,022)		504,076,550

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds New York Money Fund Portfolio, 1.27%(d)(e)	6,305	6,305,403

Total Short-Term Securities — 1.2% (Cost: $6,305,403)		6,305,403

Total Investments in Securities — 98.8% (Cost: $541,614,425)		510,381,953

Other Assets Less Liabilities — 1.2%		6,031,126

Net Assets — 100.0%		$516,413,079

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds fro9m Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$5,380,325	$925,078	(a)	$—	$—	$—	$6,305,403	6,305	$14,244	$—

(a)	Represents net amount purchased (sold).

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® New York Muni Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$504,076,550	$—	$504,076,550
Money Market Funds	6,305,403	—	—	6,305,403

	$6,305,403	$504,076,550	$—	$510,381,953

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/22	$505	$505,000
5.00%, 09/01/23 (PR 09/01/22)	2,605	2,605,000
5.00%, 09/01/24 (PR 09/01/22)	25	25,000
5.00%, 09/01/26 (PR 09/01/22)	90	90,000
5.00%, 09/01/30 (PR 09/01/24)	6,000	6,305,253
Series A, 5.00%, 09/01/22	3,090	3,090,000
Series A, 5.00%, 09/01/36 (PR 09/01/26)	11,305	12,393,771
Series B, 5.00%, 09/01/23	165	169,317
Series B, 5.00%, 09/01/24	495	520,183
Series B, 5.00%, 09/01/25	885	951,508
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	1,125	1,166,046
Series B, 5.00%, 01/01/24	10,015	10,359,585
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/22	280	281,261
Series A, 5.00%, 11/01/23	2,115	2,179,210
Series A, 5.00%, 11/01/24	1,165	1,228,757
Series A, 5.00%, 11/01/25	5,600	6,032,289
Series B, 5.00%, 01/01/23	1,990	2,007,882
Series B, 5.00%, 01/01/25 (Call 07/01/24)	1,170	1,223,264
Series B, 5.00%, 01/01/26 (Call 07/01/24)	1,610	1,685,369
Auburn University RB, Series A, 5.00%, 06/01/23	130	132,533
Tuscaloosa County Board of Education ST,
4.00%, 02/01/47( 02/01/27)	5,000	5,324,443
Water Works Board of the City of Birmingham (The) RB
Series B, 5.00%, 01/01/32 (PR 01/01/27)	6,945	7,665,482
Series B, 5.00%, 01/01/43 (PR 01/01/27)	9,760	10,772,513

		76,713,666

Alaska — 0.0%
Municipality of Anchorage AK GO, Series D,
4.00%, 09/01/22	3,825	3,825,000
State of Alaska GO, Series B, 5.00%, 08/01/23	200	204,870

		4,029,870

Arizona — 1.4%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	540	565,189
5.00%, 07/01/25 (Call 07/01/24)	80	83,702
5.00%, 07/01/26 (Call 07/01/24)	370	386,987
Arizona Transportation Board RB
5.00%, 07/01/23	295	301,457
5.00%, 07/01/24	4,255	4,453,478
5.00%, 07/01/25	6,815	7,288,129
Series A, 5.00%, 07/01/23	1,635	1,670,785
Series A, 5.00%, 07/01/24	4,130	4,322,648
Series A, 5.00%, 07/01/25	175	187,149
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/23	1,220	1,255,013
Series A, 5.00%, 10/01/24	430	452,661
City of Chandler AZ GO, 5.00%, 07/01/24	4,000	4,190,258
City of Chandler AZ GOL, 5.00%, 07/01/24	4,020	4,211,209
City of Phoenix AZ GO
5.00%, 07/01/23	320	327,111
5.00%, 07/01/24	425	445,059
City of Phoenix Civic Improvement Corp. RB
Series A, 5.00%, 07/01/39 (PR 07/01/24)	9,000	9,421,466
Series B, 5.00%, 07/01/23	635	649,163

Security	Par (000)	Value

Arizona (continued)
Series B, 5.00%, 07/01/24	$2,385	$2,496,250
City of Tucson AZ Water System Revenue RB, Series A, 5.00%, 07/01/23	2,000	2,043,441
Maricopa County Community College District GO, 5.00%, 07/01/23	2,580	2,637,329
Maricopa County Unified School District No. 80 Chandler GO, Series B, 5.00%, 07/01/23	1,000	1,022,304
Phoenix AZ
4.00%, 07/01/23	9,160	9,287,393
4.00%, 07/01/24	715	735,793
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	2,330	2,350,470
5.00%, 01/01/24	3,475	3,594,564
5.00%, 01/01/25	640	677,625
5.00%, 01/01/26	365	395,193
Series A, 5.00%, 01/01/23	2,570	2,592,578
Series A, 5.00%, 01/01/24	13,695	14,166,202
Series A, 5.00%, 01/01/25	15,800	16,728,860
Series A, 5.00%, 01/01/26	9,445	10,226,284
Series A, 5.00%, 01/01/27	13,745	15,200,710
Series E, 5.00%, 01/01/24	2,970	3,072,188
State of Arizona COP, Series A, 5.00%, 10/01/22	225	225,500
University of Arizona (The) RB, Series A, 5.00%, 06/01/26 (Call 06/01/25)	975	1,039,173

		128,703,321

Arkansas — 0.1%
State of Arkansas GO
4.25%, 06/01/23	300	304,391
5.00%, 06/15/23	7,695	7,857,808
5.00%, 04/01/24 ( 10/01/23)	2,670	2,745,951

		10,908,150

California — 13.3%
Bay Area Toll Authority RB
5.13%, 04/01/48 ( 04/01/23) (AGM CR)	3,800	3,862,452
VRDN,2.00%, 04/01/53 (Put 10/01/23)(a)(b)	3,000	2,953,208
VRDN,2.63%, 04/01/45 (Put 10/01/25)(a)(b)	860	855,417
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	10,700	11,135,978
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	10,000	11,115,896
Series S-4, 5.00%, 04/01/30 (PR 04/01/23)	1,075	1,091,897
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	14,975	15,210,380
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	4,885	4,968,783
California Educational Facilities Authority RB
Series C, 5.25%, 10/01/24	8,140	8,625,385
Series T-5, 5.00%, 03/15/23	2,275	2,308,367
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/22	3,305	3,312,428
5.00%, 10/01/23	1,740	1,789,936
5.00%, 10/01/24	1,550	1,634,923
California State Public Works Board RB
5.00%, 02/01/23	7,000	7,078,207
5.00%, 05/01/25	1,055	1,124,679
Series A, 5.00%, 09/01/24	295	309,831
Series A, 5.00%, 09/01/25 (Call 09/01/24)	700	734,773
Series A, 5.00%, 02/01/27	15,800	17,482,534
Series A, 5.00%, 08/01/27	2,450	2,738,114
Series B, 5.00%, 10/01/22	760	761,677
Series B, 5.00%, 10/01/23	915	940,763
Series B, 5.00%, 10/01/24	1,115	1,173,296

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 10/01/25	$295	$317,387
Series B, 5.00%, 05/01/26	1,000	1,089,438
Series D, 5.00%, 05/01/27	7,845	8,724,074
Series F, 5.00%, 05/01/24	2,450	2,554,393
Series F, 5.00%, 05/01/25	325	346,465
Series F, 5.00%, 05/01/26 (Call 05/01/25)	225	239,865
Series G, 5.00%, 05/01/23	4,510	4,589,698
Series H, 5.00%, 09/01/38 (PR 09/01/23)	5,030	5,165,139
California State University RB
Series A, 4.00%, 11/01/31 (PR 11/01/22)	135	135,391
Series A, 5.00%, 11/01/22	865	868,940
Series A, 5.00%, 11/01/23	660	680,345
Series A, 5.00%, 11/01/24	2,060	2,179,456
Series A, 5.00%, 11/01/25	5,240	5,677,800
Series A, 5.00%, 11/01/28 (PR 11/01/24)	7,000	7,396,776
Series B-3, VRDN,4.00%, 11/01/51 (Put 05/01/23)(a)(b)	9,400	9,483,453
Chabot-Las Positas Community College District GO
5.00%, 08/01/25 (PR 08/01/23)	955	978,606
Series B, 5.00%, 08/01/23	7,285	7,465,739
Series B, 5.00%, 08/01/24	3,300	3,456,784
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	8,255	8,648,580
City & County of San Francisco CA GO, Series R2, 5.00%, 06/15/23	6,000	6,126,946
City of Long Beach CA Harbor Revenue RB, 4.00%, 05/15/24	400	410,922
City of Los Angeles CA GO, Series B, 5.00%, 09/01/23	5,540	5,684,409
City of Los Angeles CA Revenue RB, 4.00%, 06/29/23	15,000	15,210,558
City of Los Angeles CA Wastewater System Revenue RB
Series B, 5.00%, 06/01/23	935	953,285
Series B, 5.00%, 06/01/25	125	134,158
Series B, 5.00%, 06/01/26	605	664,597
Series D, 5.00%, 06/01/23	530	540,683
City of Los Angeles Department of Airports RB, Series B, 5.00%, 05/15/24	2,145	2,236,586
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/22	2,355	2,365,726
5.00%, 11/01/23	500	515,413
5.00%, 11/01/24	4,870	5,149,221
5.00%, 11/01/25	4,625	5,006,994
5.00%, 11/01/25 (Call 05/01/25)	1,610	1,722,582
Coast Community College District GO, 0.00%, 08/01/33 (Call 08/01/25)(c)	500	330,986
Contra Costa Community College District GO, Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	2,570	2,633,525
Contra Costa Transportation Authority Sales Tax Revenue RB, 5.00%, 03/01/26	3,290	3,580,921
Corona-Norco Unified School District GO, Series A, 5.00%, 08/01/40 (PR 08/01/25)	795	853,841
County of Riverside CA, 5.00%, 06/30/23	21,000	21,463,850
East Bay Municipal Utility District Water System Revenue RB
Series B, 5.00%, 06/01/24	735	768,447
Series B, 5.00%, 06/01/25	455	487,831
Eastern Municipal Water District RB
Series A, 3.00%, 07/01/25	6,455	6,543,377
Series A, 5.00%, 07/01/23	1,700	1,737,917
Fremont Unified School District/Alameda County CA GO, Series A, 4.00%, 08/01/46 (PR 08/01/24)	10,000	10,312,027

Security	Par (000)	Value

California (continued)
Los Angeles Community College District/CA GO
4.00%, 08/01/39 ( 08/01/24)	$3,350	$3,456,439
Series A, 4.00%, 08/01/32 (PR 08/01/24)	275	283,737
Series A, 4.00%, 08/01/33 (PR 08/01/24)	335	345,644
Series A, 5.00%, 08/01/23	1,055	1,080,787
Series A, 5.00%, 08/01/24	1,225	1,285,785
Series A, 5.00%, 08/01/25 (PR 08/01/24)	160	168,155
Series A, 5.00%, 08/01/31 (PR 08/01/24)	14,910	15,669,910
Series C, 5.00%, 08/01/23	1,425	1,459,831
Series F, 4.00%, 08/01/37 (PR 08/01/23)	15,000	15,231,796
Los Angeles County CA, 4.00%, 06/30/23	19,970	20,246,209
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/23	8,745	8,917,378
Series A, 5.00%, 07/01/23	2,410	2,463,752
Series A, 5.00%, 06/01/24	6,430	6,718,606
Series A, 5.00%, 07/01/24	150	157,135
Series A, 5.00%, 06/01/25	800	857,724
Series A, 5.00%, 07/01/25	815	875,750
Series A, 5.00%, 06/01/26	1,145	1,256,492
Series A, 5.00%, 07/01/26	1,250	1,374,278
Series B, 5.00%, 07/01/23	9,385	9,594,323
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/23	3,500	3,578,064
5.00%, 07/01/24	2,250	2,357,020
5.00%, 07/01/25	3,000	3,223,619
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/23 (Call 01/01/23)	940	948,517
Series A, 5.00%, 07/01/24 (Call 01/01/23)	380	383,368
Series A, 5.00%, 07/01/25 (Call 01/01/23)	480	484,249
Series B, 5.00%, 01/01/23 (Call 12/01/22)	2,235	2,250,501
Series B, 5.00%, 07/01/23	3,120	3,190,890
Series B, 5.00%, 07/01/24	1,925	2,018,331
Series B, 5.00%, 07/01/25 (Call 06/01/25)	485	518,511
Los Angeles Department of Water & Power RB
4.00%, 07/01/26 (Call 06/01/26)	2,600	2,744,782
5.00%, 07/01/26 (Call 06/01/26)	4,850	5,302,028
Series A, 5.00%, 07/01/25	9,050	9,693,694
Los Angeles Department of Water & Power Water System Revenue RB
4.00%, 07/01/26	1,190	1,261,259
Series A-2, VRDN,0.80%, 07/01/51 (Put 09/01/22)(a)(b)	8,000	8,000,000
Series B, 5.00%, 07/01/26 (Call 01/01/26)	540	585,673
Los Angeles Department of Water & Power, RB
Series B, 5.00%, 01/01/24 (Call 12/01/23)	1,010	1,043,865
Series C, 5.00%, 07/01/25 (Call 07/01/24)	270	282,495
Los Angeles Unified School District/CA GO
5.00%, 07/01/23	1,350	1,380,448
5.00%, 07/01/26	490	537,773
Series A, 5.00%, 07/01/23	18,320	18,734,452
Series A, 5.00%, 07/01/24	42,445	44,518,519
Series A, 5.00%, 07/01/25	4,895	5,254,294
Series A, 5.00%, 07/01/26	3,910	4,291,204
Series A-1, 5.00%, 07/01/23	95	97,143
Series B, 5.00%, 07/01/23	415	424,360
Series B, 5.00%, 07/01/24	4,425	4,641,170
Series B-1, 5.00%, 07/01/23	610	623,758
Series C, 5.00%, 07/01/24	1,300	1,363,508

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 07/01/25	$5,000	$5,367,002
Series C, 5.00%, 07/01/25 (Call 07/01/24)	5,030	5,275,725
Series C, 5.00%, 07/01/26	2,850	3,127,860
Series D, 5.00%, 07/01/26 (Call 07/01/24)	160	167,787
Los Rios Community College District GO, Series E, 3.00%, 08/01/25	2,275	2,312,295
Marin Community College District GO, Series A, 5.00%, 08/01/41 (PR 08/01/26)	7,500	8,246,290
Metropolitan Water District of Southern California RB
5.00%, 10/01/23	3,920	4,031,649
5.00%, 10/01/24	1,900	2,002,114
5.00%, 10/01/25	1,430	1,543,381
5.00%, 10/01/27	1,075	1,211,200
Series A, 2.25%, 07/01/24	585	583,856
Series A, 2.50%, 07/01/25	595	596,200
Series A, 5.00%, 07/01/24	3,010	3,152,888
Series A, 5.00%, 07/01/25	2,875	3,085,015
Series B, 4.00%, 08/01/23 (Call 07/01/23)	730	741,465
Series E, 5.00%, 07/01/23	125	127,767
Miracosta Community College District GO, Series B, 4.00%, 08/01/23	4,000	4,061,812
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44( 08/01/25) (AGM)	5,000	5,377,386
Mount San Antonio Community College District GO, 5.00%, 08/01/34( 08/01/23)	3,000	3,074,154
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/26	1,000	1,103,774
Orange County Sanitation District RB, 5.00%, 02/01/23	10,000	10,113,807
Orange County Water District COP
Series A, 2.00%, 08/15/23 (Call 02/15/23)	1,300	1,294,782
Series A, 4.00%, 02/15/25 (Call 01/15/25)	7,590	7,880,134
Riverside County Transportation Commission RB, Series A, 5.25%, 06/01/39 (PR 06/01/23)	3,825	3,908,562
Sacramento Municipal Utility District RB
5.00%, 08/15/23	1,020	1,045,455
5.00%, 07/01/24	875	914,852
5.00%, 08/15/24	545	572,566
5.00%, 08/15/25	1,950	2,094,447
5.00%, 08/15/26	650	713,483
5.00%, 08/15/27	1,310	1,467,779
Series A, VRDN,5.00%, 08/15/49 (Put 04/20/23)(a)(b)	2,820	2,862,976
Series E, 5.00%, 08/15/24	310	325,680
Series F, 5.00%, 08/15/23	335	343,360
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,690	1,741,324
5.00%, 11/15/25 (Call 11/15/24)	310	326,438
San Diego Community College District GO
4.00%, 08/01/32 (PR 08/01/26)	3,620	3,846,939
4.00%, 08/01/32 (Put 08/01/26)	3,200	3,400,609
5.00%, 08/01/41 (PR 08/01/26)	13,000	14,314,052
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	10,585	10,846,640
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/25	2,050	2,185,603
San Diego County Water Authority RB, 5.00%, 05/01/34 (PR 11/01/22)	2,000	2,009,242
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/23	1,040	1,059,403
5.00%, 05/15/24	235	245,234
5.00%, 05/15/25	360	384,888
San Diego Unified School District/CA, 4.00%, 06/30/23	1,970	1,997,411

Security	Par (000)	Value

California (continued)
San Diego Unified School District/CA GO, Series C, 5.00%, 07/01/35 (PR 07/01/23)	$5,005	$5,117,885
San Diego Unified School District/CA RB, Series N-2, 5.00%, 07/01/23	5,255	5,372,208
San Francisco City & County Airport Commission San Francisco International Airport RB
Series D, 5.00%, 05/01/24	1,160	1,207,686
Series D, 5.00%, 05/01/25	2,320	2,476,325
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
5.00%, 10/01/26	3,000	3,314,143
5.00%, 10/01/27	2,000	2,256,463
Series C, VRDN,2.13%, 10/01/48 (Put 04/01/23)(a)(b)	6,000	5,960,032
San Joaquin Delta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/24)	6,505	6,826,533
San Mateo Foster City Public Financing Authority RB, Series B, 5.00%, 08/01/25	27,050	29,123,382
Santa Monica Community College District GO
Series B, 4.00%, 08/01/44 (PR 08/01/24)	31,715	32,716,645
Series C, 0.00%, 08/01/25(c)	1,930	1,781,015
Santa Monica-Malibu Unified School District GO, Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,760	1,803,504
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	3,575	3,595,539
Southern California Public Power Authority RB
Series A, 5.00%, 04/01/24 (Call 01/01/24)	8,435	8,740,818
Series C, 5.00%, 07/01/24	350	366,648
State of California Department of Water Resources RB
5.00%, 12/01/23	495	511,932
Series AM, 5.00%, 12/01/25 (PR 06/01/23)	130	132,650
Series AR, 5.00%, 12/01/27 (PR 06/01/24)	5,690	5,952,921
Series AS, 5.00%, 12/01/22	60	60,426
Series AS, 5.00%, 12/01/23	1,575	1,628,874
Series AS, 5.00%, 12/01/24	5,460	5,785,913
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	115	121,631
Series AX, 5.00%, 12/01/22	570	574,044
Series BA, 5.00%, 12/01/25	1,580	1,714,284
Series BB, 5.00%, 12/01/22	6,765	6,812,999
Series BB, 5.00%, 12/01/24	5,225	5,536,886
Series BB, 5.00%, 12/01/25	95	103,074
State of California GO
2.00%, 11/01/22	3,055	3,053,426
3.00%, 03/01/25	7,000	7,106,551
3.00%, 03/01/26	750	763,124
4.00%, 09/01/22	1,035	1,035,000
4.00%, 12/01/22	5,250	5,272,965
4.00%, 03/01/23	430	433,687
4.00%, 05/01/23	2,720	2,750,805
4.00%, 10/01/23	250	254,522
4.00%, 10/01/24	1,515	1,565,723
4.00%, 11/01/24	220	227,639
4.00%, 04/01/25	3,890	4,050,134
4.00%, 08/01/26	285	302,065
4.00%, 10/01/26	7,150	7,594,262
4.00%, 11/01/26	9,250	9,838,960
5.00%, 09/01/22	3,065	3,065,000
5.00%, 10/01/22	5,720	5,733,091
5.00%, 11/01/22	5,080	5,103,560
5.00%, 12/01/22	910	916,343
5.00%, 02/01/23	485	490,621

80	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 03/01/23	$740	$750,279
5.00%, 04/01/23	6,530	6,635,305
5.00%, 08/01/23	11,395	11,679,695
5.00%, 09/01/23	6,460	6,634,851
5.00%, 09/01/23 (Call 10/03/22)	2,495	2,500,443
5.00%, 10/01/23	3,420	3,520,005
5.00%, 11/01/23	3,545	3,656,353
5.00%, 12/01/23	5,015	5,182,761
5.00%, 02/01/24 (Call 02/01/23)	295	298,303
5.00%, 03/01/24	4,845	5,037,333
5.00%, 04/01/24	31,445	32,771,149
5.00%, 08/01/24	2,735	2,873,341
5.00%, 09/01/24	525	552,656
5.00%, 09/01/24 (Call 10/03/22)	2,525	2,530,412
5.00%, 10/01/24	3,360	3,540,580
5.00%, 11/01/24	4,450	4,698,367
5.00%, 11/01/24 (Call 11/01/23)	1,495	1,543,185
5.00%, 12/01/24 (Call 12/01/23)	6,045	6,254,049
5.00%, 02/01/25 (Call 02/01/23)	615	622,153
5.00%, 03/01/25	5,105	5,432,298
5.00%, 04/01/25	23,400	24,947,856
5.00%, 05/01/25 (Call 05/01/24)	180	187,760
5.00%, 08/01/25	2,435	2,615,936
5.00%, 09/01/25	130	139,926
5.00%, 09/01/25 (Call 10/03/22)	2,205	2,210,210
5.00%, 09/01/25 (Call 09/01/23)	365	375,099
5.00%, 10/01/25	46,440	50,078,983
5.00%, 10/01/25 (Call 10/01/24)	235	247,581
5.00%, 11/01/25	9,395	10,150,042
5.00%, 11/01/25 (Call 11/01/23)	1,060	1,094,164
5.00%, 12/01/25	4,665	5,049,288
5.00%, 12/01/25 (Call 12/01/23)	485	501,772
5.00%, 03/01/26 (Call 03/01/25)	8,230	8,749,505
5.00%, 04/01/26	1,550	1,688,451
5.00%, 08/01/26	9,055	9,934,665
5.00%, 09/01/26	11,000	12,090,214
5.00%, 11/01/26	4,965	5,476,089
5.00%, 04/01/27	6,165	6,852,951
5.00%, 08/01/27	2,520	2,820,063
5.25%, 09/01/22	1,545	1,545,000
5.25%, 10/01/22	1,545	1,548,844
5.25%, 02/01/23	1,855	1,878,397
5.50%, 02/01/25	1,025	1,100,543
VRDN,1.34%, 05/01/33 (Put 09/01/22)(a)(b)	9,440	9,440,000
Series A, 5.00%, 09/01/22	390	390,000
Series A, 5.00%, 10/01/22	125	125,286
Series A, 5.00%, 10/01/23	240	246,940
Series A, 5.00%, 10/01/24	660	695,471
series B, 5.00%, 10/01/22	9,500	9,521,743
Series B, 5.00%, 09/01/22	3,630	3,630,000
Series B, 5.00%, 08/01/23	2,320	2,377,772
Series B, 5.00%, 09/01/23	2,950	3,029,847
Series B, 5.00%, 08/01/24	13,510	14,193,358
Series B, 5.00%, 09/01/24	5,220	5,490,940
Series B, 5.00%, 08/01/25	725	778,872
Series B, 5.00%, 09/01/25	515	554,322
Series B, 5.00%, 11/01/25	8,125	8,777,977
Series C, 5.00%, 09/01/26 (Call 09/01/25)	235	252,670
University of California RB 4.00%, 05/15/23	5,435	5,503,339

Security	Par (000)	Value

California (continued)
5.00%, 05/15/24	$1,205	$1,259,952
5.25%, 05/15/44 ( 05/15/24)	9,925	10,414,025
Series AF, 5.00%, 05/15/23	265	270,169
Series AK, VRDN,5.00%, 05/15/48 (Put 05/15/23)(a)(b)	20,410	20,802,309
Series AL 4, VRDN,0.85%, 05/15/48 (Put 09/01/22)(a)(b)	10,000	10,000,000
Series AO, 5.00%, 05/15/23	1,200	1,223,405
Series AO, 5.00%, 05/15/24	515	538,486
Series AO, 5.00%, 05/15/25	1,475	1,578,976
Series AV, 5.00%, 05/15/26	175	191,328
Series AY, 5.00%, 05/15/24	735	768,518
Series AY, 5.00%, 05/15/26	275	300,658
Series I, 5.00%, 05/15/23	790	805,408
Series I, 5.00%, 05/15/24	300	313,681
Series I, 5.00%, 05/15/26 (Call 05/15/25)	885	945,963

		1,190,474,777

Colorado — 1.2%
Arapahoe County School District No. 6 Littleton GO, 5.00%, 12/01/23 (SAW)	1,000	1,032,201
Board of Governors of Colorado State University System
RB, Series E, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	2,070	2,096,794
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/23	8,725	8,997,340
Series A, 5.00%, 11/15/23	1,895	1,954,150
Series A, 5.00%, 11/15/24	5,190	5,470,927
Series B, 5.00%, 11/15/25 (Call 11/15/22)	1,275	1,282,126
Series D, VRDN,5.00%, 11/15/31 (Put 05/15/23)(a)(b)	2,000	2,009,232
City & County of Denver Co. GO
5.00%, 08/01/23	7,000	7,170,457
Series A, 5.00%, 08/01/26	1,500	1,646,898
Series B, 5.00%, 08/01/23	1,625	1,664,570
Series B, 5.00%, 08/01/26	10,000	10,983,253
City of Aurora Co. Water Revenue RB,
5.00%, 08/01/41 (PR 08/01/26)	9,000	9,867,259
City of Colorado Springs Co. Utilities System Revenue RB
Series A, 5.00%, 11/15/25	805	868,897
Series B, 5.00%, 11/15/25	960	1,036,200
Series B, 5.00%, 11/15/26	500	550,863
Denver City & County School District No. 1 GO
5.00%, 12/01/22 (SAW)	3,970	3,997,173
Series B, 4.00%, 12/01/26 (SAW)	9,360	9,957,811
Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	1,015	1,021,871
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	605	609,095
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(c)	1,600	1,600,000
Jefferson County School District R-1 GO, 5.00%, 12/15/22 (SAW)	5,465	5,508,214
Regional Transportation District Sales Tax
Revenue RB, Series A, 3.50%, 11/01/37 (PR 11/01/22)	25,000	25,050,585
University of Colorado RB
VRDN, 2.00%, 06/01/51 (Put 05/15/23)(a)(b)	500	482,627
Series C, VRDN,2.00%, 06/01/54 (Put 05/15/23)(a)(b)	2,500	2,450,615

		107,309,158

Connecticut — 2.1%
Connecticut State Health & Educational Facilities
Authority RB
Series 2010-A, VRDN,0.25%, 07/01/49 (Put 05/15/23)(a)(b)	4,000	3,836,152
Series 2014-A, VRDN,1.10%, 07/01/48 (Put 05/15/23)(a)(b)	8,300	8,227,703

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series 2015-A, VRDN,0.38%, 07/01/35 (Put 05/15/23)(a)(b)	$3,265	$3,098,463
Series C-2, VRDN,5.00%, 07/01/57 (Put 05/15/23)(a)(b)	6,970	7,043,232
Series N, 5.00%, 11/01/29 (PR 11/01/23)	5,060	5,210,665
Hartford County Metropolitan District Clean Water Project
Revenue RB, Series A, 5.00%, 11/01/34 (PR 11/01/24)	1,000	1,054,944
State of Connecticut Clean Water Fund - State Revolving Fund RB
Series A, 5.00%, 05/01/25	295	314,799
Series B, 5.00%, 06/01/26	275	300,431
State of Connecticut GO
4.00%, 06/01/27	1,000	1,062,765
5.00%, 02/15/23	1,000	1,011,843
5.00%, 02/15/25	6,400	6,773,360
5.00%, 02/15/26	3,000	3,242,350
Series 2021 A, 4.00%, 01/15/27	4,575	4,842,066
Series A, 3.00%, 01/15/23	2,525	2,531,030
Series A, 4.00%, 01/15/26	4,060	4,247,257
Series A, 4.00%, 01/15/27	4,585	4,852,649
Series A, 5.00%, 01/15/23	1,510	1,524,634
Series A, 5.00%, 03/15/23	665	674,289
Series A, 5.00%, 04/15/23	2,240	2,275,927
Series A, 5.00%, 10/15/23	2,660	2,735,097
Series A, 5.00%, 03/15/24	295	306,382
Series A, 5.00%, 04/15/24	855	888,843
Series A, 5.00%, 10/15/24 (Call 10/15/23)	5,070	5,210,179
Series A, 5.00%, 01/15/25	5,925	6,259,277
Series A, 5.00%, 04/15/25	5,055	5,368,985
Series A, 5.00%, 10/15/25 (Call 10/15/23)	1,000	1,027,199
Series A, 5.00%, 01/15/26	1,135	1,224,579
Series B, 3.00%, 06/01/25	1,535	1,551,810
Series B, 4.00%, 06/01/27	8,625	9,166,345
Series B, 5.00%, 04/15/23	5,550	5,639,015
Series B, 5.00%, 05/15/23	1,010	1,028,629
Series B, 5.00%, 01/15/24	4,125	4,264,135
Series B, 5.00%, 05/15/24	3,145	3,275,530
Series B, 5.00%, 04/15/25	180	191,180
Series B, 5.00%, 05/15/25	2,425	2,580,181
Series C, 4.00%, 06/15/24	35	35,912
Series C, 5.00%, 06/15/23	555	566,173
Series C, 5.00%, 07/15/24	895	935,578
Series D, 5.00%, 09/15/23	4,890	5,018,174
Series D, 5.00%, 04/15/24	910	946,020
Series D, 5.00%, 07/15/24	5,560	5,812,084
Series D, 5.00%, 09/15/24	1,000	1,048,972
Series D, 5.00%, 09/15/26	735	803,759
Series D, 5.00%, 09/15/27	625	696,680
Series E, 5.00%, 09/15/22	1,205	1,206,169
Series E, 5.00%, 10/15/22	3,165	3,175,103
Series E, 5.00%, 10/15/23	3,425	3,521,695
Series E, 5.00%, 08/15/24 (Call 08/15/23)	605	619,638
Series E, 5.00%, 10/15/24	185	194,414
Series E, 5.00%, 10/15/26	1,500	1,642,993
Series F, 5.00%, 09/15/24	3,970	4,164,418
Series F, 5.00%, 11/15/25	565	607,495
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/24 (Call 01/01/23)	325	327,754
5.00%, 01/01/26	1,750	1,886,600
Series A, 4.00%, 05/01/23	2,175	2,198,624
Series A, 4.00%, 05/01/24	1,470	1,507,345

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 09/01/22	$2,820	$2,820,000
Series A, 5.00%, 10/01/22	145	145,320
Series A, 5.00%, 08/01/23	305	312,203
Series A, 5.00%, 09/01/23	1,070	1,097,464
Series A, 5.00%, 10/01/23	4,275	4,393,518
Series A, 5.00%, 01/01/24	235	242,897
Series A, 5.00%, 01/01/24 (Call 01/01/23)	1,640	1,653,898
Series A, 5.00%, 05/01/24	3,415	3,557,093
Series A, 5.00%, 08/01/24	1,315	1,377,476
Series A, 5.00%, 09/01/24	2,160	2,263,848
Series A, 5.00%, 10/01/24 (Call 10/01/23)	595	611,473
Series A, 5.00%, 01/01/25	895	944,693
Series A, 5.00%, 05/01/25	2,295	2,439,851
Series A, 5.00%, 08/01/25	75	80,157
Series A, 5.00%, 09/01/25	2,900	3,104,898
Series A, 5.00%, 09/01/25 (Call 09/01/24)	1,520	1,592,764
Series A, 5.00%, 10/01/25 (Call 10/01/23)	25	25,711
Series A, 5.00%, 01/01/26	225	242,563
Series A, 5.00%, 05/01/26	2,095	2,273,939
Series A, 5.00%, 08/01/26 (Call 08/01/25)	580	619,735
Series A, 5.00%, 01/01/27	2,000	2,199,706
Series B, 5.00%, 10/01/22	1,425	1,428,144
Series B, 5.00%, 10/01/23	525	539,555
Series B, 5.00%, 10/01/25	390	418,275
Series C, 5.00%, 10/01/24	335	351,748
Series D, 5.00%, 11/01/24	500	525,956
Series D, 5.00%, 11/01/26	1,340	1,469,015
University of Connecticut RB, Series A, 5.00%, 02/15/25	1,035	1,097,917

		187,587,342

Delaware — 0.9%
County of New Castle DE GO
5.00%, 10/01/23	1,600	1,646,265
5.00%, 10/01/27 ( 10/01/25)	10,235	11,024,348
5.00%, 10/01/33 ( 10/01/25)	5,000	5,385,612
5.00%, 10/01/35 ( 10/01/25)	3,000	3,231,367
Delaware Transportation Authority RB
5.00%, 09/01/23	3,060	3,138,236
5.00%, 09/01/24	530	556,010
5.00%, 07/01/25	500	535,989
5.00%, 07/01/26	2,235	2,449,460
State of Delaware GO
5.00%, 03/01/25	13,395	14,226,970
5.00%, 02/01/26	5,000	5,418,341
5.00%, 01/01/27	5,475	6,047,725
5.00%, 02/01/27	2,370	2,622,380
Series A, 5.00%, 03/01/23	2,185	2,214,806
Series A, 5.00%, 02/01/25	4,315	4,574,322
Series A, 5.00%, 01/01/26	9,240	9,995,077
Series A, 5.00%, 01/01/27	1,545	1,706,618
Series A, 5.00%, 02/01/27	2,940	3,253,079
Series B, 5.00%, 07/01/23	1,555	1,589,683

		79,616,288

District of Columbia — 2.0%
District of Columbia GO
5.00%, 06/01/27	3,715	4,143,433
Series A, 5.00%, 10/15/22	300	300,983
Series A, 5.00%, 06/01/23	2,795	2,850,288
Series A, 5.00%, 06/01/24 (Call 06/01/23)	695	708,668
Series A, 5.00%, 06/01/25	2,055	2,199,306

82	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 06/01/25 (Call 06/01/23)	$50	$50,982
Series A, 5.00%, 10/15/25	8,780	9,476,209
Series A, 5.00%, 06/01/26 (Call 06/01/25)	945	1,008,756
Series B, 5.00%, 06/01/23	8,195	8,357,105
Series B, 5.00%, 06/01/24	680	710,467
Series B, 5.00%, 06/01/26	300	328,307
Series B, 5.00%, 06/01/26 (Call 06/01/25)	1,180	1,259,611
Series D, 4.00%, 02/01/25	5,225	5,427,214
Series D, 4.00%, 02/01/26	4,270	4,499,681
Series E, 5.00%, 02/01/24	9,400	9,744,294
Series E, 5.00%, 02/01/27	4,295	4,758,066
District of Columbia RB
5.00%, 03/01/24	4,000	4,158,449
5.00%, 12/01/25	1,000	1,077,822
5.00%, 12/01/26	2,830	3,113,514
Series A, 5.00%, 12/01/23	395	408,412
Series A, 5.00%, 12/01/23 (Call 12/01/22)	3,300	3,321,925
Series A, 5.00%, 03/01/24	2,365	2,458,683
Series A, 5.00%, 12/01/24 (Call 12/01/22)	585	588,887
Series A, 5.00%, 03/01/25	605	642,426
Series A, 5.00%, 03/01/26	130	141,085
Series A, 5.00%, 03/01/27	1,670	1,849,857
Series B, 5.00%, 10/01/22	4,745	4,755,899
Series B, 5.00%, 10/01/23	2,120	2,182,682
Series B, 5.00%, 10/01/24	13,850	14,565,472
Series B, 5.00%, 10/01/25	45	48,401
Series B, 5.00%, 10/01/26	17,240	18,937,002
Series C, 5.00%, 10/01/23	295	303,722
Series C, 5.00%, 10/01/24	11,680	12,283,372
Series C, 5.00%, 10/01/25	4,770	5,130,513
Series C, 5.00%, 05/01/26	900	980,164
Series C, 5.00%, 10/01/26	7,860	8,633,691
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/44 (PR 10/01/23)	10,000	10,277,234
Series A, 5.00%, 10/01/48 (PR 10/01/23)	13,555	13,930,791
Series B, 5.00%, 10/01/25	145	156,228
Series C, 5.00%, 10/01/25 (Call 10/01/24)	580	611,172
Washington Metropolitan Area Transit Authority RB
Series A, 5.00%, 07/15/23	1,000	1,021,820
Series A, 5.00%, 07/15/25	6,000	6,416,866
Series A, 5.00%, 07/15/26	500	545,920
Series A, 5.00%, 07/15/27	3,700	4,120,660

		178,486,039

Florida — 1.9%
Central Florida Expressway Authority RB
5.00%, 07/01/26 (AGM)	5,050	5,519,062
Series B, 5.00%, 07/01/26	1,320	1,438,061
County of Broward FL Airport System
Revenue RB, Series Q-1, 5.00%, 10/01/37 (PR 10/01/22)	8,005	8,022,793
County of Miami-Dade FL GO, 5.00%, 07/01/23	575	587,681
County of Miami-Dade FL Transit System
RB, 5.00%, 07/01/23	390	398,633
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	2,045	2,049,462
5.00%, 10/01/23	1,785	1,834,680
5.00%, 10/01/24	2,080	2,188,317
Florida’s Turnpike Enterprise RB, Series B, 5.00%, 07/01/23	115	117,498

Security	Par (000)	Value

Florida (continued)
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	$720	$721,589
Series A, 5.00%, 10/01/23	635	652,880
Series A, 5.00%, 10/01/26	10,230	11,250,921
Orlando-Orange County Expressway Authority RB, 5.00%, 07/01/35 (PR 07/01/23)	745	761,368
Palm Beach County School District COP, Series A, 5.00%, 08/01/23	6,000	6,143,356
School Board of Miami-Dade County (The) COP, Series B, 5.00%, 05/01/26 (Call 05/01/25)	2,240	2,362,999
State of Florida Department of Transportation Turnpike
System Revenue RB
Series A, 5.00%, 07/01/23	1,250	1,277,150
Series C, 5.00%, 07/01/23	4,765	4,868,497
Series C, 5.00%, 07/01/25	5,425	5,798,556
Series C, 5.00%, 07/01/26	5,630	6,146,465
State of Florida GO
5.00%, 07/01/24	600	627,988
Series A, 5.00%, 06/01/23	19,975	20,375,001
Series A, 5.00%, 07/01/24	635	664,620
Series A, 5.00%, 06/01/26 (GTD)	3,670	4,010,770
Series A, 5.00%, 07/01/26	3,185	3,495,521
Series A, 5.00%, 06/01/27	10,505	11,721,487
Series B, 5.00%, 06/01/24	5,425	5,672,819
Series B, 5.00%, 06/01/25	10,000	10,691,188
Series B, 5.00%, 06/01/26	390	426,213
Series C, 5.00%, 06/01/23	200	204,001
Series C, 5.00%, 06/01/24	26,000	27,187,706
Series C, 5.00%, 06/01/25	2,845	3,041,643
Series C, 5.00%, 06/01/26	7,350	8,032,469
Series F, 5.00%, 06/01/26 (Call 06/01/25)	4,035	4,315,006
Series G, 5.00%, 06/01/25	1,000	1,069,119
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	675	689,999
Series A, 5.00%, 07/01/24	1,985	2,079,050

		166,444,568

Georgia — 3.3%
City of Atlanta GA Airport Passenger Facility
Charge RB Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,260	2,334,613
Series F, 5.00%, 07/01/23	740	756,011
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 07/01/25	2,200	2,351,488
City of Atlanta GA GOL, 5.00%, 12/01/32 (PR 12/01/24)	5,000	5,287,165
City of Atlanta GA Water & Wastewater Revenue RB, 5.75%, 11/01/26 (AGM)	2,305	2,607,464
County of Forsyth GA GO, 5.00%, 09/01/25	10,110	10,881,925
Georgia Ports Authority RB
5.00%, 07/01/25	2,500	2,679,804
5.00%, 07/01/26	1,985	2,174,708
5.00%, 07/01/27	2,095	2,340,528
Georgia State Road & Tollway Authority RB
5.00%, 06/01/23	3,000	3,058,218
5.00%, 06/01/24	2,180	2,273,474
5.00%, 06/01/25	4,890	5,218,569
5.00%, 06/01/26	4,610	5,022,490
Gwinnett County School District GO
5.00%, 02/01/25	6,500	6,904,797
Series B, 5.00%, 08/01/26	7,060	7,751,402
Gwinnett County Water & Sewerage Authority RB 4.00%, 08/01/23	11,335	11,510,161

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
4.00%, 08/01/24	$13,405	$13,818,182
5.00%, 08/01/27	2,600	2,915,995
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 3.00%, 07/01/23	7,500	7,531,089
Series A, 4.00%, 07/01/25	1,865	1,946,387
Series A, 5.25%, 07/01/27 (NPFGC)	1,265	1,427,590
Municipal Electric Authority of Georgia RB
3.00%, 11/01/22	1,250	1,250,918
Series A, 5.00%, 01/01/23	225	226,789
Series A, 5.00%, 01/01/26 (Call 01/01/25)	250	261,279
Series A-R, 5.00%, 01/01/23	1,000	1,007,952
Private Colleges & Universities Authority RB
5.00%, 04/01/44 (PR 04/01/24)	18,370	19,103,946
Series B, 5.00%, 09/01/25	14,225	15,281,192
State of Georgia GO
4.00%, 07/01/24	10,000	10,299,331
5.00%, 07/01/23	10,000	10,220,538
5.00%, 07/01/27	21,185	23,729,422
Series A, 5.00%, 07/01/23	5,985	6,116,992
Series A, 5.00%, 07/01/25	4,885	5,239,392
Series A, 5.00%, 08/01/25	10,075	10,826,584
Series A, 5.00%, 07/01/26	3,160	3,465,650
Series A, 5.00%, 08/01/26	13,115	14,409,693
Series A1, 5.00%, 02/01/25	105	111,539
Series A-1, 5.00%, 02/01/23	4,155	4,201,768
Series A-1, 5.00%, 02/01/24	13,050	13,535,389
Series A-1, 5.00%, 08/01/24	1,755	1,842,421
Series A-1, 5.00%, 02/01/25	235	249,635
Series A-1, 5.00%, 02/01/26	490	532,507
Series A-1, 5.00%, 02/01/27	14,870	16,512,722
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	305	316,252
Series C, 4.00%, 09/01/22	295	295,000
Series C, 4.00%, 10/01/22	2,315	2,318,453
Series C, 4.00%, 10/01/23 (Call 10/01/22)	705	705,942
Series C, 4.00%, 10/01/24 (Call 10/01/22)	45	45,060
Series C, 5.00%, 09/01/23 (Call 09/01/22)	220	220,000
Series C1, 4.00%, 07/01/25	3,035	3,171,687
Series C-1, 5.00%, 07/01/24	1,680	1,760,217
Series E, 5.00%, 12/01/22	3,430	3,453,477
Series E, 5.00%, 12/01/23	665	686,913
Series E, 5.00%, 12/01/24	25	26,453
Series E, 5.00%, 12/01/25	6,415	6,945,540
Series E, 5.00%, 12/01/26	5,350	5,920,105
Series F, 5.00%, 01/01/23	3,345	3,375,169
Series F, 5.00%, 01/01/24	245	253,593
Series F, 5.00%, 01/01/25	6,900	7,315,324
Series F, 5.00%, 01/01/26	675	732,189
Series J-2, 4.50%, 11/01/22 (Call 10/03/22)	65	65,121

		296,824,214

Hawaii — 0.9%
City & County Honolulu HI Wastewater System Revenue RB
4.00%, 07/01/26	1,005	1,063,329
4.00%, 07/01/27 (07/01/25)	5,335	5,555,571
City & County of Honolulu HI GO
5.00%, 03/01/26	285	309,502
5.00%, 07/01/26	1,775	1,941,230
Series B, 5.00%, 03/01/25	5,020	5,335,562
Series C, 4.00%, 07/01/26	810	856,402
Series C, 5.00%, 10/01/23	435	447,248

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii GO
Series EF, 5.00%, 11/01/23 (PR 11/01/22)	$1,380	$1,386,216
Series EF, 5.00%, 11/01/24 (PR 11/01/22)	3,105	3,118,986
Series EH, 5.00%, 08/01/25 (PR 08/01/23)	210	214,960
Series EH, 5.00%, 08/01/29 (PR 08/01/23)	10,000	10,236,177
Series EH, 5.00%, 08/01/31 (PR 08/01/23)	5,000	5,118,088
Series EO, 5.00%, 08/01/24	155	162,572
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	2,550	2,674,085
Series EP, 5.00%, 08/01/24	800	839,082
Series EY, 5.00%, 10/01/23	4,020	4,132,755
Series EY, 5.00%, 10/01/24	6,095	6,412,399
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	500	537,636
Series FB, 5.00%, 04/01/23	9,665	9,815,789
Series FH, 5.00%, 10/01/22	10,020	10,041,861
Series FH, 5.00%, 10/01/23	565	580,847
Series FH, 5.00%, 10/01/24	1,155	1,215,147
Series FT, 5.00%, 01/01/24	2,085	2,157,573
Series FT, 5.00%, 01/01/25	585	618,163
Series FT, 5.00%, 01/01/26	5,425	5,864,704
Series FT, 5.00%, 01/01/27	2,105	2,323,375
Series Fw, 5.00%, 01/01/27	465	513,240
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/25	445	470,641

		83,943,140

Illinois — 2.2%
Chicago O’Hare International Airport RB
Series B, 5.00%, 01/01/23	700	705,986
Series B, 5.00%, 01/01/24	1,700	1,755,771
Series B, 5.00%, 01/01/26 (Call 01/01/25)	550	580,540
Series D, 5.00%, 01/01/24	325	335,662
Series E, 5.00%, 01/01/26	510	549,978
County of Cook IL GO, Series A, 5.00%, 11/15/22	4,500	4,522,622
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	13,255	14,315,790
Illinois Finance Authority RB
4.00%, 07/01/25	2,960	3,087,519
5.00%, 07/01/24	315	329,520
5.00%, 01/01/26	1,930	2,087,073
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	5,555	5,868,608
5.00%, 01/01/27	3,390	3,728,501
Series A, 5.00%, 12/01/22	1,445	1,454,673
Series A, 5.00%, 01/01/25	1,585	1,674,112
Series B, 5.00%, 01/01/25	3,040	3,210,915
Series B, 5.00%, 01/01/26	1,410	1,520,529
Series D, 5.00%, 01/01/24	1,105	1,141,546
Metropolitan Water Reclamation District of Greater Chicago GO, Series A, 5.00%, 12/01/25	405	433,769
Metropolitan Water Reclamation District of Greater ChicagoGOL, Series D,
5.00%, 12/01/22	340	342,029
Sales Tax Securitization Corp. RB
Series A, 5.00%, 01/01/25	515	539,894
Series A, 5.00%, 01/01/27	2,010	2,173,809
State of Illinois GO
5.00%, 02/01/23	8,150	8,220,225
5.00%, 03/01/23	1,400	1,414,376
5.00%, 08/01/23	325	330,629
5.00%, 02/01/24	8,400	8,608,900
5.00%, 05/01/24	3,000	3,085,158
5.00%, 02/01/25	2,025	2,102,518
5.00%, 02/01/26	6,000	6,305,806

84	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
5.50%, 05/01/24	$2,745	$2,844,968
5.50%, 05/01/25	2,850	3,005,150
Series A, 5.00%, 12/01/22	1,500	1,507,839
Series A, 5.00%, 03/01/23	1,000	1,010,268
Series A, 5.00%, 10/01/23	9,550	9,739,756
Series A, 5.00%, 12/01/23	1,400	1,431,207
Series A, 5.00%, 03/01/24	2,185	2,241,942
Series A, 5.00%, 11/01/24	6,045	6,256,585
Series A, 5.00%, 12/01/24	2,370	2,455,462
Series A, 5.00%, 03/01/25	1,905	1,980,395
Series A, 5.00%, 03/01/26	930	978,361
Series A, 5.25%, 05/01/23	1,000	1,014,848
Series B, 5.00%, 10/01/22	1,600	1,602,767
Series B, 5.00%, 03/01/23	2,945	2,975,241
Series B, 5.00%, 03/01/24	1,750	1,795,606
Series B, 5.00%, 09/01/24	8,085	8,350,627
Series B, 5.00%, 03/01/25	4,500	4,678,099
Series B, 5.00%, 03/01/26	7,190	7,563,886
Series B, 5.00%, 03/01/27	4,245	4,514,197
Series C, 4.00%, 03/01/24	4,340	4,390,148
Series D, 5.00%, 10/01/22	5,000	5,008,646
Series D, 5.00%, 11/01/22	12,600	12,643,915
Series D, 5.00%, 11/01/23	4,725	4,824,676
Series D, 5.00%, 11/01/24	8,105	8,388,688
Series D, 5.00%, 11/01/26	12,000	12,717,526
State of Illinois RB, 5.00%, 06/15/23	1,800	1,828,926
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/26	435	464,635

		196,640,822

Indiana — 0.7%
Indiana Finance Authority RB
5.00%, 02/01/23	205	207,333
5.00%, 02/01/24	1,470	1,524,676
5.00%, 02/01/27	1,700	1,887,803
5.00%, 02/01/27 (02/01/25)	1,000	1,059,373
5.00%, 10/01/27	1,200	1,342,271
5.00%, 02/01/29 (02/01/26)	3,500	3,796,430
5.00%, 02/01/30 (02/01/26)	3,930	4,262,848
5.00%, 02/01/31 (02/01/25)	5,000	5,299,280
5.00%, 02/01/31 (02/01/26)	3,645	3,953,710
5.00%, 08/01/37 (08/01/26)	2,045	2,242,060
5.00%, 08/01/38 (08/01/26)	2,395	2,625,787
Series 1, 5.00%, 10/01/22	2,100	2,104,478
Series 2, 5.00%, 10/01/23	1,000	1,026,533
Series 3, 5.00%, 10/01/25	3,275	3,518,485
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,140	1,200,317
Series A, 5.00%, 02/01/26	9,825	10,677,314
Series B, 5.00%, 02/01/23	3,580	3,620,743
Series B, 5.00%, 02/01/24	4,170	4,325,101
Series B, 5.00%, 02/01/25	2,170	2,305,140
Series B, 5.00%, 02/01/26	1,000	1,086,750
Series C, 5.00%, 12/01/23	605	624,633
Series C, 5.00%, 12/01/24	6,145	6,492,384
Series C, 5.00%, 12/01/25	860	927,486
Series C, 5.00%, 02/01/26	100	108,675
Purdue University RB, Series EE, 5.00%, 07/01/26	100	109,365

		66,328,975

Iowa — 0.1%
Iowa Finance Authority RB
5.00%, 08/01/24	700	734,735

Security	Par (000)	Value

Iowa (continued)
5.00%, 08/01/25	$3,170	$3,399,991
5.00%, 08/01/26	1,200	1,315,164

		5,449,890

Kansas — 0.3%
Johnson County Unified School District No. 512 Shawnee Mission GO
5.00%, 10/01/31 (10/01/25)	4,200	4,523,914
Series A, 4.00%, 10/01/23	3,000	3,052,979
Kansas Development Finance Authority RB, Series SRF, 5.00%, 05/01/24	5,000	5,217,220
State of Kansas Department of Transportation RB
5.00%, 09/01/25	570	611,809
5.00%, 09/01/26 (Call 09/01/25)	645	693,084
Series A, 5.00%, 09/01/22	3,405	3,405,000
Series A, 5.00%, 09/01/23	1,460	1,498,787
Series A, 5.00%, 09/01/24	180	189,050
Series A, 5.00%, 09/01/25 (Call 09/01/24)	305	320,395
Series B, 5.00%, 09/01/22	3,795	3,795,000

		23,307,238

Kentucky — 0.2%
Kentucky Asset Liability Commission RB
5.25%, 09/01/24 (Call 09/01/23)	925	949,192
Series A, 5.00%, 09/01/26 (Call 09/01/24)	2,240	2,338,778
Kentucky State Property & Building Commission RB
Series B, 5.00%, 11/01/22	2,315	2,325,428
Series B, 5.00%, 08/01/24	2,790	2,911,356
Series B, 5.00%, 11/01/26 (SAP)	5,175	5,615,656
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/26 .	2,000	2,165,943
Louisville/Jefferson County Metropolitan Government GO, Series A, 5.00%, 04/01/27	4,850	5,397,892

		21,704,245

Louisiana — 0.5%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/39 (PR 02/01/25)	3,225	3,421,936
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.00%, 10/01/33 (PR 10/01/24)	5,735	6,032,456
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B, 5.00%, 05/01/25	750	798,934
State of Louisiana GO
4.00%, 05/15/30 ( 05/15/23)	3,500	3,540,712
5.00%, 05/01/23	475	483,394
5.00%, 08/01/23	310	317,435
Series A, 5.00%, 04/01/24	2,880	2,996,891
Series A, 5.00%, 03/01/25	1,700	1,804,313
Series A, 5.00%, 04/01/25	150	159,495
Series A, 5.00%, 03/01/26	1,885	2,046,396
Series B, 5.00%, 08/01/25	4,210	4,495,829
Series B, 5.00%, 08/01/26	1,000	1,089,718
Series C, 5.00%, 08/01/23	255	261,116
Series C, 5.00%, 08/01/24	35	36,670
Series C, 5.00%, 08/01/25 (Call 08/01/24)	600	628,506
Series D-1, 5.00%, 12/01/23	1,400	1,445,782
State of Louisiana RB
5.00%, 09/01/22	2,430	2,430,000
5.00%, 09/01/23	5,970	6,119,657
5.00%, 09/01/25	750	802,319
5.00%, 09/01/26	1,000	1,091,526
Series A, 5.00%, 06/15/23	2,750	2,804,929

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Series A, 5.00%, 06/15/30 (PR 06/15/23)	$2,860	$2,919,725

		45,727,739

Maine — 0.2%
Maine Turnpike Authority RB, 5.00%, 07/01/26	1,000	1,093,267
State of Maine GO
Series B, 5.00%, 06/01/25	2,465	2,638,097
Series D, 5.00%, 06/01/23	3,000	3,060,694
Series D, 5.00%, 06/01/25	10,000	10,702,217

		17,494,275

Maryland — 5.2%
City of Baltimore MD GO, 5.00%, 10/15/23	1,295	1,332,723
County of Anne Arundel MD GOL
5.00%, 10/01/25	1,090	1,175,411
5.00%, 04/01/26	8,300	9,050,329
5.00%, 10/01/26	5,635	6,211,192
County of Baltimore MD GO
5.00%, 03/01/24	3,000	3,117,034
5.00%, 03/01/27	2,000	2,223,057
County of Charles MD GO
5.00%, 10/01/22	4,515	4,525,147
5.00%, 10/01/24	2,465	2,597,479
County of Frederick MD GO
5.00%, 10/01/24	1,110	1,169,656
Series A, 5.00%, 10/01/25	5,395	5,817,746
Series A, 5.00%, 10/01/26	3,050	3,361,870
County of Harford MD GO, Series B, 5.00%, 07/01/23	445	454,925
County of Howard MD GO
Series A, 5.00%, 02/15/23	5,040	5,102,666
Series A, 5.00%, 02/15/25	1,185	1,259,658
Series A, 5.00%, 08/15/26	500	549,626
County of Montgomery MD GO
5.00%, 11/01/25	9,000	9,723,298
Series A, 4.00%, 11/01/31 (PR 11/01/24)	8,840	9,134,708
Series A, 5.00%, 08/01/23	10,310	10,563,897
Series A, 5.00%, 11/01/23	3,000	3,093,182
Series A, 5.00%, 11/01/24	4,680	4,941,204
Series A, 5.00%, 08/01/25	12,335	13,251,568
Series A, 5.00%, 11/01/25 (PR 11/01/24)	235	247,912
Series A, 5.00%, 11/01/26	2,095	2,313,283
Series B, 4.00%, 11/01/24	8,000	8,278,704
Series B, 5.00%, 11/01/23	3,550	3,660,265
Series B, 5.00%, 11/01/24	2,805	2,961,555
Series B, 5.00%, 11/01/25 (Call 11/01/24)	755	796,973
Series C, 5.00%, 10/01/22	11,820	11,847,343
Series C, 5.00%, 10/01/24	10,000	10,537,442
Series C, 5.00%, 10/01/25	1,425	1,536,661
Series C, 5.00%, 10/01/26	12,390	13,656,907
County of Prince George’s MD GO, Series A, 5.00%, 09/15/24	850	894,051
County of Prince George’s MD GOL
5.00%, 07/01/23	1,750	1,788,011
5.00%, 07/15/25	3,455	3,707,960
Series A, 5.00%, 07/01/25	13,905	14,909,812
Series A, 5.00%, 07/15/26	2,375	2,606,006
Maryland Stadium Authority RB, 5.00%, 05/01/46 (PR 05/01/26) (ST INTERCEPT)	10,000	10,905,396
State of Maryland Department of Transportation RB
4.00%, 09/01/23	2,000	2,030,154
4.00%, 09/01/25	3,370	3,520,365

Security	Par (000)	Value

Maryland (continued)
4.00%, 09/01/26	$2,610	$2,762,572
5.00%, 09/01/22	2,140	2,140,000
5.00%, 10/01/22	5,465	5,477,283
5.00%, 11/01/22	25	25,114
5.00%, 02/15/23	3,805	3,852,310
5.00%, 09/01/23	25	25,622
5.00%, 10/01/23	4,040	4,148,942
5.00%, 12/15/23	195	201,216
5.00%, 09/01/24	405	425,929
5.00%, 10/01/24	6,715	7,075,892
5.00%, 11/01/24	2,940	3,104,090
5.00%, 09/01/25	4,615	4,961,817
5.00%, 10/01/25	200	215,424
Series A, 5.00%, 10/01/26	9,420	10,363,938
Series B, 5.00%, 12/01/23	10,000	10,309,507
Series B, 5.00%, 12/01/24	5,175	5,474,550
State of Maryland GO
First Series, 4.00%, 06/01/25 (Call 06/01/24)	1,130	1,161,028
First Series, 5.00%, 06/01/23	8,155	8,318,151
First Series, 5.00%, 06/01/24	5,790	6,054,493
First Series, 5.00%, 03/15/26	2,000	2,178,696
First Series, 5.00%, 06/01/26 (Call 06/01/24)	460	481,107
Second Series A, 5.00%, 08/01/24	6,300	6,613,821
Second Series A, 5.00%, 08/01/25	11,885	12,768,130
Second Series A, 5.00%, 08/01/26	10,065	11,054,644
Second Series B, 5.00%, 08/01/25	3,035	3,260,520
Series A, 5.00%, 03/01/23	5,585	5,660,908
Series A, 5.00%, 03/15/23	13,575	13,773,371
Series A, 5.00%, 08/01/23	10,050	10,298,416
Series A, 5.00%, 03/15/24	1,595	1,659,488
Series A, 5.00%, 08/01/24	2,000	2,099,626
Series A, 5.00%, 03/15/25	11,065	11,784,919
Series A, 5.00%, 08/01/25	455	488,809
Series A, 5.00%, 03/01/26 (PR 03/01/23)	45	45,605
Series A, 5.00%, 08/01/26	1,250	1,372,907
Series A, 5.00%, 03/01/27	1,000	1,111,529
Series B, 4.00%, 08/01/23	4,945	5,023,218
Series B, 5.00%, 08/01/24	22,745	23,877,992
Series B, 5.00%, 08/01/25	20,865	22,415,401
Series C, 5.00%, 08/01/23	7,915	8,110,643
Series C, 5.00%, 08/01/24	7,400	7,768,005
Washington Suburban Sanitary Commission RB
5.00%, 06/01/23 (GTD)	995	1,014,906
5.00%, 06/01/24	100	104,480
5.00%, 06/01/24 (GTD)	175	182,902
5.00%, 06/15/24 (GTD)	150	156,916
5.00%, 06/01/25 (GTD)	6,455	6,908,281
5.00%, 12/01/25 (GTD)	2,005	2,170,166
5.00%, 06/01/26	6,475	7,085,963
5.00%, 06/01/26 (GTD)	9,510	10,407,337
5.00%, 06/01/27 (GTD)	10,045	11,222,567

		462,054,327

Massachusetts — 5.4%
City of Boston MA GO
5.00%, 11/01/23	5,000	5,154,134
Series A, 5.00%, 11/01/22	6,890	6,921,380
Series A, 5.00%, 11/01/24	5,000	5,280,150
Series A, 5.00%, 11/01/25	14,320	15,475,398
Series A, 5.00%, 04/01/26 (Call 04/01/25)	4,000	4,264,656
Series A, 5.00%, 11/01/26	21,645	23,909,294

86	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
SERIES D, 5.00%, 03/01/26	$200	$217,755
City of Cambridge MA GOL, 5.00%, 02/15/23	4,380	4,434,459
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,050	3,113,035
Commonwealth of Massachusetts GO, Series A, 5.00%, 01/01/25	6,000	6,351,330
Commonwealth of Massachusetts GOL
Series A, 5.00%, 03/01/23	3,855	3,907,972
Series A, 5.00%, 07/01/23	2,355	2,407,919
Series A, 5.00%, 01/01/24	7,715	7,983,539
Series A, 5.00%, 07/01/24	165	172,848
Series A, 5.00%, 03/01/25	9,045	9,611,314
Series A, 5.00%, 07/01/25	8,095	8,666,174
Series A, 5.00%, 01/01/26	920	995,795
Series A, 5.00%, 03/01/26	3,015	3,275,260
Series A, 5.00%, 07/01/26	5,475	5,989,837
Series A, VRDN,5.00%, 06/01/44 (Put 05/15/23)(a)(b)	905	922,155
Series B, 5.00%, 07/01/23	3,910	3,997,861
Series B, 5.00%, 08/01/23	505	517,436
Series B, 5.00%, 11/01/23	2,700	2,783,864
Series B, 5.00%, 07/01/24	6,650	6,966,303
Series B, 5.00%, 11/01/24	10,775	11,362,348
Series B, 5.00%, 07/01/25	3,090	3,308,026
Series B, 5.00%, 07/01/26	2,915	3,189,110
Series B, 5.25%, 09/01/22 (AGM)	10,500	10,500,000
Series B, 5.25%, 08/01/23	700	718,812
Series B, 5.25%, 09/01/23 (AGM)	400	411,807
Series B, 5.25%, 09/01/24 (AGM)	9,460	9,994,747
Series B, 5.25%, 09/01/25 (AGM)	1,110	1,202,738
Series C, 5.00%, 10/01/22	185	185,433
Series C, 5.00%, 04/01/23	175	177,791
Series C, 5.00%, 07/01/23 (Call 10/03/22)	1,535	1,538,336
Series C, 5.00%, 08/01/24	920	965,651
Series C, 5.00%, 10/01/24	180	189,449
Series C, 5.00%, 08/01/25	1,960	2,102,203
Series C, 5.00%, 10/01/25	6,860	7,384,823
Series C, 5.00%, 05/01/26	8,800	9,593,517
Series C, 5.00%, 05/01/27	110	122,429
Series C, 5.50%, 12/01/22 (AMBAC)	105	105,876
Series C, 5.50%, 12/01/23 (AMBAC)	290	301,510
Series D, 5.00%, 07/01/23	360	368,090
Series D, 5.00%, 07/01/24	5,200	5,447,335
Series D, 5.00%, 04/01/25	2,015	2,145,158
Series E, 3.00%, 12/01/25	285	289,598
Series E, 3.00%, 12/01/26	495	504,738
Series E, 5.00%, 11/01/22	30	30,142
Series E, 5.00%, 11/01/23	4,580	4,722,258
Series E, 5.00%, 11/01/24	1,035	1,091,418
Series E, 5.00%, 11/01/25	1,750	1,887,308
Series E, 5.00%, 11/01/25 (AMBAC)	440	474,523
Series E, 5.00%, 11/01/26	2,100	2,313,541
Series E, 5.00%, 09/01/28 (PR 09/01/22)	4,010	4,010,000
Series F, 5.00%, 11/01/24 (PR 11/01/22)	500	502,261
Series F, 5.00%, 11/01/25 (PR 11/01/22)	11,565	11,617,287
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,710	5,735,815
Series G, 5.00%, 09/01/25	50	53,727
Series H, 5.00%, 12/01/23	10,030	10,363,022
Series H, 5.00%, 12/01/24	2,270	2,398,326

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A, 5.00%, 06/01/23	$1,760	$1,794,155
Series A, 5.00%, 06/01/25	4,080	4,360,881
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	7,950	8,320,835
Series A, 5.00%, 07/01/25	3,400	3,645,693
Series A, 5.00%, 07/01/26	6,070	6,643,118
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/27 (07/01/25)	1,285	1,373,119
5.25%, 07/01/23	2,420	2,478,922
Series A, 5.00%, 07/01/23	4,610	4,712,821
Series A-1, 5.00%, 07/01/24	1,295	1,356,596
Massachusetts Clean Water Trust (The) RB
5.00%, 02/01/24	190	197,202
5.00%, 02/01/25	2,780	2,952,455
5.00%, 08/01/25	14,755	15,851,389
5.00%, 02/01/27	5,915	6,560,580
Series 2017, 5.00%, 08/01/24	240	252,140
Massachusetts Development Finance Agency RB
Series A, 5.00%, 10/15/25	11,275	12,197,347
Series A, 5.00%, 10/15/26	12,945	14,285,720
Series U, 5.00%, 07/01/25	1,335	1,427,304
Massachusetts School Building Authority RB
5.00%, 11/15/24	2,000	2,111,788
Series A, 5.00%, 02/15/23	710	718,828
Series A, 5.00%, 05/15/38 (PR 05/15/23)	16,720	17,034,978
Series A, 5.00%, 11/15/41 (PR 11/15/25)	4,750	5,131,666
Series A, 5.00%, 11/15/45 (PR 11/15/25)	7,960	8,599,592
Series A, 5.00%, 02/15/49 (PR 02/15/26)	15,325	16,642,561
Series C, 5.00%, 08/15/24	715	750,464
Series C, 5.00%, 08/15/25	265	284,630
Series D, 4.75%, 08/15/32 (PR 08/15/25)	2,285	2,430,029
Massachusetts State College Building Authority RB
Series A, 5.00%, 05/01/38 (PR 05/01/25) (HERBIP)	5,000	5,336,906
Series A, 5.00%, 05/01/41 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	2,960	3,159,448
Series B, 5.00%, 05/01/44 (PR 05/01/24) (HERBIP)	3,935	4,103,981
Series D, 5.00%, 05/01/41 (PR 05/01/25) (ST INTERCEPT)	4,515	4,819,226
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
5.00%, 01/01/27	4,965	5,488,681
Series A, VRDN,5.00%, 01/01/39 (Put 01/01/23)(a)(b)	3,500	3,525,966
Massachusetts Water Resources Authority RB
5.00%, 08/01/24	170	178,370
5.00%, 08/01/24 (ETM)	105	110,150
5.00%, 08/01/25	1,160	1,244,500
5.00%, 08/01/37 (08/01/26)	1,250	1,370,943
Series B, 5.00%, 08/01/23	1,625	1,664,720
Series B, 5.00%, 08/01/24	3,280	3,441,496
Series B, 5.00%, 08/01/40 (PR 08/01/26)	5,080	5,571,512
Series B, 5.25%, 08/01/25 (AGM)	825	890,868
Series C, 5.00%, 08/01/23	235	240,744
Series C, 5.00%, 08/01/23 (ETM)	25	25,581
Series C, 5.00%, 08/01/24	1,440	1,510,901
Series C, 5.00%, 08/01/26	1,000	1,096,362
Series C, 5.00%, 08/01/34 (PR 08/01/26)	10,000	10,967,544
Series C, 5.00%, 08/01/40 (Put 08/01/26)	16,000	17,548,070

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series F, 4.00%, 08/01/41 (PR 08/01/24)	$6,950	$7,157,627
University of Massachusetts Building Authority RB
Series 2021-1, 5.00%, 11/01/22	4,600	4,620,950
Series 2021-1, 5.00%, 11/01/23	4,195	4,322,848
Series 2021-1, 5.00%, 11/01/24	175	184,501

		481,325,729

Michigan — 0.9%
Chippewa Valley Schools GO, Series A, 5.00%, 05/01/25 (Q-SBLF)	390	415,342
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/26	605	657,497
Livonia Public Schools GO, Series I, 5.00%, 05/01/43 (PR 05/01/23)	16,910	17,193,055
Michigan Finance Authority RB
5.00%, 07/01/26 (Call 07/01/24) (AGM)	175	182,938
5.00%, 10/01/27 (10/01/26)	10,070	11,054,398
Series B, 5.00%, 10/01/23	3,500	3,594,759
Series C-3, 5.00%, 07/01/24 (AGM)	1,610	1,682,443
Series C-3, 5.00%, 07/01/25 (Call 07/01/24) (AGM)	335	350,258
Michigan State Building Authority RB
Series I, 5.00%, 04/15/23	1,425	1,448,032
Series I, 5.00%, 04/15/24	550	572,395
Series I, 5.00%, 04/15/26	1,155	1,252,530
State of Michigan GO, Series A, 5.00%, 12/01/22	1,040	1,047,118
State of Michigan RB
5.00%, 03/15/23	465	471,570
5.00%, 03/15/24	3,200	3,323,959
5.00%, 03/15/25	1,285	1,364,687
5.00%, 03/15/26	7,980	8,656,254
5.00%, 03/15/27	5,480	6,061,222
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/22	2,840	2,855,797
Series A, 5.00%, 11/15/23	800	824,778
Series A, 5.00%, 11/15/24	1,000	1,055,452
University of Michigan RB
Series A, 5.00%, 04/01/23	125	126,972
Series A, 5.00%, 04/01/23 (ETM)	215	218,229
Series A, 5.00%, 04/01/24	940	978,748
Series A, 5.00%, 04/01/25	3,500	3,730,610
Series A, 5.00%, 04/01/26	5,180	5,646,416
Series B, VRDN,1.62%, 04/01/28 (Put 09/01/22)(a)(b)	3,900	3,900,000
Series C, VRDN,4.00%, 04/01/49 (Put 01/01/24)(a)(b)	1,000	1,017,827

		79,683,286

Minnesota — 2.3%
City of Minneapolis MN GO
3.00%, 12/01/23	480	484,324
4.00%, 12/01/24	1,665	1,724,775
4.00%, 12/01/26	2,235	2,381,472
County of Hennepin MN GO
Series B, 5.00%, 12/15/26	485	536,915
Series C, 5.00%, 12/15/26	5,365	5,936,971
Metropolitan Council GO
Series B, 5.00%, 12/01/22	10,000	10,067,943
Series B, 5.00%, 12/01/23	4,565	4,713,711
Series B, 5.00%, 12/01/24	24,910	26,340,654
Series B, 5.00%, 12/01/25	5,175	5,594,554
Series C, 5.00%, 03/01/26	200	217,405
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	3,060	3,159,166

Security	Par (000)	Value

Minnesota (continued)
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	$3,685	$3,735,268
State of Minnesota GO
4.00%, 08/01/27 (08/01/26)	3,800	4,030,871
5.00%, 10/01/22	19,625	19,668,946
5.00%, 08/01/24	10,210	10,702,909
5.00%, 10/01/27	2,100	2,346,849
Series A, 5.00%, 08/01/23	1,650	1,690,634
Series A, 5.00%, 08/01/24	260	272,552
Series A, 5.00%, 08/01/25	8,775	9,393,733
Series A, 5.00%, 09/01/25	10,000	10,724,499
Series A, 5.00%, 08/01/26	3,170	3,463,060
Series A, 5.00%, 09/01/26	14,130	15,462,641
Series B, 5.00%, 09/01/22	780	780,000
Series B, 5.00%, 08/01/23	370	379,112
Series B, 5.00%, 08/01/24 (Call 09/12/22)	500	500,376
Series B, 5.00%, 09/01/24	5,000	5,251,375
Series B, 5.00%, 09/01/25	5,000	5,362,249
Series D, 5.00%, 08/01/23	6,255	6,409,038
Series D, 5.00%, 08/01/24	9,330	9,780,425
Series D, 5.00%, 10/01/24	1,630	1,713,185
Series D, 5.00%, 08/01/25	160	171,282
Series D, 5.00%, 08/01/26	3,590	3,921,889
Series D, 5.00%, 10/01/26	150	164,419
Series E, 3.00%, 08/01/24	3,500	3,538,824
Series F, 5.00%, 10/01/22	410	410,918
Series F, 5.00%, 10/01/23	8,625	8,874,398
University of Minnesota RB, Series B, 5.00%, 12/01/25	6,365	6,874,816
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (PR 01/01/24)	5,635	5,825,875

		202,608,033

Mississippi — 0.6%
State of Mississippi GO
5.00%, 11/01/23 (11/01/22)	33,400	33,550,447
Series B, 5.00%, 09/01/22	950	950,000
Series B, 5.00%, 09/01/23	1,275	1,308,872
Series B, 5.00%, 12/01/35 (PR 12/01/26)	1,000	1,104,004
Series B, 5.00%, 11/01/36 (PR 11/01/26)	2,020	2,226,250
Series C, 5.00%, 10/01/24	485	511,066
Series C, 5.00%, 10/01/26 (Call 10/01/25)	100	107,654
Series F, 4.00%, 11/01/22	15,685	15,731,009

		55,489,302

Missouri — 1.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB, Series A, 5.00%, 10/01/33 (PR 10/01/22)	14,425	14,457,064
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/25	10,000	10,713,853
Metropolitan St Louis Sewer District RB Series A, 5.00%, 05/01/25	520	554,483
Series A, 5.00%, 05/01/26	3,680	4,010,483
Missouri Highway & Transportation Commission RB
5.00%, 11/01/23	12,000	12,369,922
5.00%, 05/01/25	1,420	1,514,923
5.00%, 11/01/25	4,775	5,149,656
Series A, 5.00%, 05/01/23	1,675	1,704,600
Series A, 5.00%, 05/01/24	9,380	9,781,240
Series A, 5.00%, 05/01/26	12,700	13,845,189
Series A, 5.00%, 05/01/26 (Call 05/01/24)	1,565	1,631,161

88	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Series B, 5.00%, 05/01/23	$650	$661,703
Series S, 5.00%, 05/01/23	275	279,951
Missouri State Board of Public Buildings RB
Series B, 5.00%, 10/01/22	5,000	5,011,237
Series B, 5.00%, 10/01/24	15,000	15,774,879
Missouri State Environmental Improvement & Energy Resources Authority RB, Series A, 5.00%, 01/01/24	500	517,337

		97,977,681

Nebraska — 0.3%
City of Lincoln NE Electric System Revenue RB, 3.50%, 09/01/32 (PR 09/01/22)	14,265	14,265,000
City of Omaha NE Sewer Revenue RB, Series A, 4.00%, 04/01/23	1,685	1,702,022
Nebraska Public Power District RB
5.00%, 01/01/27	775	850,717
Series C, 5.00%, 01/01/24	5,610	5,797,036
Omaha Public Power District RB, Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,405	3,571,344

		26,186,119

Nevada — 1.6%
Clark County School District GOL
5.00%, 06/15/27	5,245	5,816,876
Series A, 5.00%, 06/15/23	600	611,984
Series A, 5.00%, 06/15/23	3,240	3,304,716
Series A, 5.00%, 06/15/24	490	511,452
Series B, 5.00%, 06/15/23	1,565	1,596,259
Series B, 5.00%, 06/15/26	7,835	8,507,421
Series D, 5.00%, 06/15/23	9,595	9,786,651
Series D, 5.00%, 06/15/24	150	156,567
County of Clark Department of Aviation RB
5.00%, 07/01/23	1,675	1,709,568
5.00%, 07/01/24	1,600	1,670,235
5.00%, 07/01/26	2,000	2,178,881
Series A, 5.00%, 07/01/23	4,505	4,597,224
County of Clark NV GOL
5.00%, 06/01/23	5,810	5,922,749
5.00%, 11/01/37 (PR 11/01/23)	5,000	5,148,878
5.00%, 11/01/38 (PR 11/01/23)	3,520	3,624,810
Series A, 5.00%, 11/01/24	995	1,048,375
Series B, 5.00%, 11/01/27 (Call 11/01/26)	15,030	16,508,285
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	1,645	1,678,949
County of Clark NV RB
5.00%, 07/01/23	1,470	1,501,561
5.00%, 07/01/26	1,465	1,595,471
County of Washoe NV GOL
5.00%, 07/01/26	5,045	5,502,009
5.00%, 07/01/27	1,535	1,703,799
Las Vegas Valley Water District GOL
5.00%, 06/01/24	3,535	3,690,905
Series A, 5.00%, 06/01/25	13,270	14,183,550
Series A, 5.00%, 06/01/26	9,825	10,733,589
Series B, 5.00%, 06/01/24	3,000	3,132,310
Series C, 5.00%, 06/01/23	7,895	8,049,395
Series C, 5.00%, 06/01/25	8,705	9,304,281
State of Nevada GOL
5.00%, 05/01/26	120	131,085
Series B, 5.00%, 11/01/25 (Call 05/01/25)	50	53,289
Series B, 5.00%, 11/01/26 (Call 05/01/25)	250	266,178

Security	Par (000)	Value

Nevada (continued)
Series D, 5.00%, 04/01/24	$1,695	$1,765,139
Series D, 5.00%, 04/01/25	135	143,930
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	2,715	2,866,037
5.00%, 12/01/25	260	280,572

		139,282,980

New Hampshire — 0.2%
State of New Hampshire GO
Series C, 5.00%, 12/01/25	2,810	3,040,563
Series D, 5.00%, 12/01/24	10,000	10,576,584

		13,617,147

New Jersey — 4.1%
County of Bergen NJ GO, 5.00%, 10/15/22	1,265	1,269,223
County of Monmouth NJ GO
5.00%, 01/15/26	7,125	7,730,569
Series B, 5.00%, 01/15/26	4,000	4,339,969
Essex County Improvement Authority RB, 5.25%, 12/15/22 (AMBAC)	2,705	2,727,127
Monmouth County Improvement Authority (The) RB,
Series B, 5.00%, 12/01/24 (GTD)	1,500	1,586,826
New Jersey Economic Development Authority, 5.50%, 06/15/32( 12/15/26)	5,000	5,625,761
New Jersey Economic Development Authority RB
5.00%, 06/15/23	650	661,551
5.00%, 06/15/26	3,000	3,219,408
5.00%, 03/01/27 (Call 03/01/23)	5,000	5,067,210
Series B, 5.00%, 11/01/22	515	517,242
Series B, 5.00%, 11/01/23 (SAP)	14,490	14,852,354
Series B, 5.00%, 11/01/25	700	743,783
Series D, 5.00%, 06/15/25	1,000	1,055,435
Series II, 5.00%, 03/01/23 (Call 09/26/22)	500	500,771
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,850	6,159,789
Series N-1, 5.50%, 09/01/25 (AGM)	3,475	3,741,636
Series NN, 5.00%, 03/01/23	2,570	2,600,837
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	2,875	2,905,821
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	4,160	4,204,654
Series NN, 5.00%, 03/01/26 (Call 03/01/23)	1,195	1,207,789
Series NN, 5.00%, 03/01/28 (PR 03/01/23)	4,950	5,014,072
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	1,500	1,613,046
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	710	730,146
Series XX, 5.00%, 06/15/23 (SAP)	1,710	1,740,388
Series XX, 5.00%, 06/15/25	3,000	3,166,306
New Jersey Educational Facilities Authority RB
5.00%, 07/01/25	1,640	1,759,910
5.00%, 03/01/27	18,885	21,033,884
Series A, 5.00%, 07/01/25	4,565	4,900,073
Series B, 5.00%, 07/01/23	235	240,340
Series B, 5.00%, 07/01/25	1,205	1,293,447
Series B, 5.00%, 07/01/26	340	373,279
Series C, 5.00%, 03/01/24	450	467,690
Series C, 5.00%, 03/01/26	6,770	7,375,779
New Jersey Transportation Trust Fund Authority RB
5.00%, 12/15/24	4,610	4,821,475
5.00%, 12/15/25	3,630	3,865,297
Series A, 0.00%, 12/15/23(c)	2,525	2,425,711
Series A, 0.00%, 12/15/26(c)	765	660,437
Series A, 5.00%, 06/15/23	16,425	16,718,174
Series A, 5.00%, 12/15/23	1,155	1,183,383
Series A, 5.00%, 06/15/24	12,885	13,384,804

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series A, 5.00%, 06/15/25	$1,100	$1,160,979
Series A, 5.00%, 06/15/26	1,015	1,089,233
Series A, 5.00%, 12/15/26	1,025	1,108,030
Series A, 5.25%, 12/15/22	700	705,787
Series A, 5.50%, 12/15/22	11,490	11,593,111
Series A, 5.50%, 12/15/23	9,155	9,464,267
Series A, 5.75%, 06/15/23 (NPFGC)	2,000	2,043,809
Series A-1, 5.00%, 06/15/24	2,065	2,145,101
Series AA, 5.00%, 06/15/23	2,175	2,212,456
Series AA, 5.00%, 06/15/26 (Call 06/15/23)	470	477,894
Series B, 5.00%, 06/15/27	2,355	2,551,795
Series B, 5.25%, 12/15/22 (AMBAC)	100	100,673
Series B, 5.25%, 12/15/23 (AMBAC)	7,015	7,220,097
Series C, 0.00%, 12/15/24 (AMBAC)(c)	1,175	1,094,476
Series C, 0.00%, 12/15/25 (AMBAC)(c)	17,240	15,522,318
Series C, 0.00%, 12/15/26 (AMBAC)(c)	975	847,072
Series D, 5.00%, 12/15/23	2,285	2,347,866
Series D, 5.00%, 12/15/24	475	496,790
Series D, 5.25%, 12/15/23	5,660	5,833,461
New Jersey Turnpike Authority RB
5.00%, 01/01/27	2,900	3,185,825
Series A, 5.00%, 01/01/23 (ETM)	2,740	2,764,438
Series B, 5.00%, 01/01/23	4,445	4,482,568
Series B, 5.00%, 01/01/24 (PR 01/01/23)	2,585	2,608,228
Series B, 5.00%, 01/01/25 (PR 01/01/23)	1,990	2,007,882
Series B, 5.00%, 01/01/26 (PR 01/01/23)	6,015	6,069,049
Series B, 5.00%, 01/01/27 (PR 01/01/23)	8,655	8,732,771
Series B, 5.00%, 01/01/28 (PR 01/01/23)	5,200	5,246,726
Series C, 5.00%, 01/01/25	3,160	3,334,718
Series C-2, 5.50%, 01/01/25 (AMBAC)	1,040	1,109,194
State of New Jersey GO
2.00%, 06/01/24	4,810	4,731,236
4.00%, 06/01/27 (Call 06/01/23)	3,000	3,027,235
5.00%, 06/01/26 (Call 06/01/25)	350	372,086
5.00%, 06/01/32 (PR 06/01/25)	2,355	2,514,533
Series A, 4.00%, 06/01/23	29,670	29,978,945
Series A, 5.00%, 06/01/24	7,935	8,251,695
Series A, 5.00%, 06/01/25	20,345	21,617,185
Series A, 5.00%, 06/01/26	13,595	14,735,328
Series A, 5.00%, 06/01/27	7,000	7,718,001
Series T, 5.00%, 06/01/23	15	15,266

		364,003,520

New Mexico — 0.7%
New Mexico Finance Authority RB
5.00%, 06/01/23	530	540,524
5.00%, 06/15/26	2,500	2,738,203
Series A, 5.00%, 06/15/23	5,725	5,843,815
Series A, 5.00%, 06/15/24	6,540	6,834,742
Series A, 5.00%, 06/15/25	1,400	1,495,731
Series A, 5.00%, 06/15/26	2,325	2,537,705
Series E, 5.00%, 06/15/24	1,845	1,929,404
State of New Mexico GO
5.00%, 03/01/24	225	233,778
5.00%, 03/01/25	18,290	19,439,726
Series B, 5.00%, 03/01/23	275	278,696
Series B, 5.00%, 03/01/24	425	441,580
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23	1,370	1,398,616
5.00%, 07/01/24	4,800	5,023,900
5.00%, 07/01/25	4,300	4,604,623

Security	Par (000)	Value

New Mexico (continued)
5.00%, 07/01/26	$5,000	$5,472,090
Series A, 5.00%, 07/01/26	5,030	5,504,923
Series B, 4.00%, 07/01/23	2,205	2,233,051

		66,551,107

New York — 12.0%
Battery Park City Authority RB
Series A, 5.00%, 11/01/22	225	226,025
Series A, 5.00%, 11/01/23	925	953,515
Series A, 5.00%, 11/01/25 (Call 11/01/23)	2,000	2,061,420
Series D-2, VRDN,1.65%, 11/01/38 (Put 09/01/22)(a)(b)	4,650	4,650,000
City of New York NY GO
5.00%, 09/01/26	1,245	1,362,916
5.00%, 08/01/27	1,005	1,119,243
Series 1, 5.00%, 08/01/23	2,270	2,324,652
Series 1, 5.00%, 08/01/24	850	891,688
Series 1, 5.00%, 08/01/25	895	958,368
Series 1, 5.00%, 08/01/26	2,480	2,710,240
Series 2015-A, 5.00%, 08/01/23	275	281,621
Series A, 5.00%, 08/01/23	4,765	4,879,723
Series A, 5.00%, 08/01/24	1,725	1,809,602
Series A, 5.00%, 08/01/25	3,820	4,090,465
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,665	1,742,829
Series A-1, 5.00%, 08/01/23	2,720	2,785,486
Series A-1, 5.00%, 08/01/25	2,250	2,409,305
Series A-1, 5.00%, 08/01/26	3,460	3,781,222
Series A-2015, 5.00%, 08/01/24	4,750	4,982,962
Series B, 5.00%, 08/01/23 (Call 10/03/22)	475	476,009
Series B, 5.00%, 08/01/24 (Call 10/03/22)	115	115,239
Series B-1, 5.00%, 08/01/24	20,865	21,888,316
Series B-1, 5.00%, 10/01/25	675	725,392
Series B-1, 5.00%, 08/01/27	2,165	2,411,106
Series C, 5.00%, 08/01/23	19,150	19,611,053
Series C, 5.00%, 08/01/24	26,090	27,369,574
Series C, 5.00%, 08/01/25	7,630	8,170,222
Series C, 5.00%, 08/01/26	2,860	3,125,519
Series C-1, 5.00%, 08/01/23	1,695	1,735,809
Series C-1, 5.00%, 08/01/24	5,300	5,559,936
Series C-1, 5.00%, 08/01/25	6,120	6,553,310
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,195	5,252,080
Series D, 5.00%, 08/01/24 (Call 02/01/23)	1,180	1,192,706
Series E, 5.00%, 08/01/23	5,135	5,258,630
Series E, 5.00%, 08/01/24	2,475	2,596,386
Series E, 5.00%, 08/01/24 (Call 02/01/23)	1,850	1,869,920
Series E, 5.00%, 08/01/25	6,165	6,601,496
Series E, 5.00%, 08/01/25 (Call 02/01/23)	245	247,625
Series E, 5.00%, 08/01/26	880	961,698
Series F-1, 5.00%, 06/01/25	995	1,061,583
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	5,000	5,066,462
Series G, 5.00%, 08/01/23	5,140	5,263,750
Series I, 5.00%, 08/01/23 (Call 10/03/22)	350	350,743
Series I, 5.00%, 08/01/24 (Call 10/03/22)	1,510	1,513,142
Series J, 5.00%, 08/01/23	3,025	3,097,829
Series J, 5.00%, 08/01/24	520	545,503
Series J, 5.00%, 08/01/24 (Call 08/01/23)	805	824,065
Series J, 5.00%, 08/01/26	600	655,703
Series J-10, 5.00%, 08/01/26	650	710,345
Series J-4, 5.00%, 08/01/24	1,825	1,914,506
City of New York NY GOL
Series F-1, 4.00%, 03/01/25	7,200	7,466,336
Series F-1, 5.00%, 03/01/26	3,895	4,220,324

90	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series F-1, 5.00%, 03/01/27	$2,675	$2,955,295
County of Westchester NY GOL
Series A, 5.00%, 10/15/23	7,395	7,614,569
Series A, 5.00%, 10/15/24	7,650	8,068,523
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/24	260	269,548
Series A, 5.00%, 02/15/25	1,810	1,917,365
Series A, 5.00%, 02/15/26	500	540,564
Long Island Power Authority RB
1.00%, 09/01/25 (Call 09/01/23)	8,075	7,520,311
Series A, 5.00%, 09/01/26	810	888,982
Series A, 5.00%, 09/01/42 (PR 09/01/22)	6,005	6,005,000
Series B, VRDN,0.85%, 09/01/50 (Put 03/01/25)(a)(b)	7,000	6,361,328
Series B, VRDN,1.50%, 09/01/51 (Put 03/01/26)(a)(b)	390	357,493
Series B, VRDN,1.65%, 09/01/49 (Put 03/01/24)(a)(b)	1,425	1,379,736
Metropolitan Transportation Authority RB
5.00%, 11/15/26	500	533,281
Series A, 5.00%, 11/15/23 (Call 11/15/22)	2,820	2,834,718
Series A-1, 5.00%, 11/15/24	2,000	2,089,348
Series A2, 5.00%, 11/15/25	4,850	5,123,604
Series A-2, 5.00%, 11/15/23	1,265	1,302,414
Series B, 5.00%, 11/15/22	1,725	1,734,358
Series B, 5.00%, 11/15/23	3,135	3,227,909
Series B, 5.00%, 11/15/24	1,600	1,671,478
Series B, 5.00%, 11/15/25	2,275	2,403,340
Series B-2, 3.00%, 11/01/22	7,270	7,279,798
Series C, 5.00%, 11/15/22	1,390	1,397,540
Series C, 5.00%, 11/15/25 (PR 11/15/24)	2,175	2,297,552
Series C-1, 5.00%, 11/15/23	565	581,711
Series C-1, 5.00%, 11/15/24	13,600	14,207,486
Series C-1, 5.00%, 11/15/25	3,530	3,729,139
Series C-1, 5.00%, 11/15/26	9,430	10,060,004
Series D-1, 5.00%, 11/01/22	3,560	3,575,620
Series D-1, VRDN,5.00%, 11/15/34 (Put 05/15/23)(a)(b)	5,000	5,193,012
Series E, 5.00%, 11/15/22	3,755	3,775,370
Series F, 5.00%, 11/15/22	1,790	1,799,710
Series F, 5.00%, 11/15/23 (Call 11/15/22)	1,040	1,045,428
Series F, 5.00%, 11/15/24 (Call 11/15/22)	5,965	5,993,197
Series F, 5.00%, 11/15/25	1,880	1,986,057
Monroe County Industrial Development Corp./NY RB, Series A, 5.00%, 07/01/38 (PR 07/01/23)	5,000	5,110,686
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,085	1,091,096
New York City Municipal Water Finance Authority RB
5.00%, 06/15/25	415	443,493
VRDN,1.03%, 06/15/49 (Put 09/01/22)(a)(b)	10,000	10,000,000
Series AA-2, 5.00%, 06/15/23	1,990	2,031,871
Series BB2, 4.00%, 06/15/24	1,540	1,586,142
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	6,850	7,076,314
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	435	460,800
Series CC, VRDN,1.68%, 06/15/41 (Put 09/01/22)(a)(b)	1,700	1,700,000
Series CC-2, 5.00%, 06/15/24 (Call 12/15/22)	1,735	1,749,817
Series CC-2, 5.00%, 06/15/25	755	806,837
Series CC-2, 5.00%, 06/15/27 (Call 12/15/25)	2,250	2,432,269
Series DD, 5.00%, 06/15/25	8,030	8,581,327
Series DD, 5.00%, 06/15/26	12,210	13,327,045
Series DD, VRDN,1.03%, 06/15/43 (Put 09/01/22)(a)(b)	15,000	15,000,000
Series DD-2, 5.00%, 06/15/24 (Call 12/15/22)	1,020	1,028,711
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	855	883,248

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/23 (SAW)	$10	$10,232
5.00%, 07/15/23 (ETM) (SAW)	205	209,571
5.00%, 07/15/25 (SAW)	125	133,077
5.00%, 07/15/26 (SAW)	400	433,505
5.00%, 07/15/26 (ETM) (SAW)	1,565	1,709,356
Series 2018, 5.00%, 07/15/23	330	337,358
Series 2019, 5.00%, 07/15/23	480	491,143
Series S, 4.00%, 07/15/24 (SAW)	310	319,301
Series S-1, 5.00%, 07/15/24 (SAW)	2,645	2,773,436
Series S-1, 5.00%, 07/15/25 (SAW)	135	144,886
Series S-3, 5.00%, 07/15/24 (SAW)	1,270	1,329,244
Series S-3, 5.00%, 07/15/25 (SAW)	640	681,353
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 11/01/22	245	245,342
4.00%, 08/01/25	550	573,098
5.00%, 11/01/22	7,865	7,901,476
5.00%, 11/01/23	8,155	8,406,860
5.00%, 05/01/24	400	417,444
5.00%, 11/01/24	7,665	8,071,193
5.00%, 02/01/25	340	359,858
5.00%, 08/01/25	1,915	2,048,913
5.00%, 11/01/25	1,170	1,258,467
5.00%, 11/01/26	17,475	19,171,990
5.00%, 11/01/26 (Call 05/01/24)	6,800	7,077,274
Series 21- A, 5.00%, 11/01/22	215	215,997
Series A, 5.00%, 08/01/25 (Call 10/07/22)	35	35,093
Series A-1, 5.00%, 08/01/23	5,310	5,441,740
Series A-1, 5.00%, 05/01/24	3,395	3,543,060
Series A-1, 5.00%, 08/01/24	7,015	7,365,785
Series A-1, 5.00%, 08/01/25	1,185	1,267,865
Series A-1, 5.00%, 11/01/25	3,010	3,237,595
Series A-1, 5.00%, 11/01/26	10,100	11,080,807
Series A-3, 5.00%, 08/01/23	3,325	3,406,272
Series A-4, VRDN,1.05%, 08/01/45 (Put 09/01/22)(a)(b)	15,000	15,000,000
Series B, 5.00%, 11/01/22	335	336,554
Series B, 5.00%, 11/01/23 (Call 11/01/22)	1,245	1,250,546
Series B, 5.00%, 11/01/24 (Call 11/01/22)	730	733,252
Series B, 5.00%, 11/01/25 (Call 11/01/22)	665	667,962
Series C, 5.00%, 11/01/22	2,345	2,355,876
Series C, 5.00%, 11/01/23	1,695	1,747,054
Series C, 5.00%, 11/01/24	190	200,069
Series C, 5.00%, 11/01/25	1,120	1,204,686
Series C, 5.00%, 11/01/25 (Call 05/01/25)	605	643,507
Series C, 5.00%, 11/01/26 (Call 05/01/25)	1,555	1,653,559
Series C, 5.00%, 11/01/26 (Call 11/01/25)	3,305	3,551,768
Series D-S, 5.00%, 11/01/23	305	314,367
Series E, 4.00%, 11/01/25 (Call 11/01/22)	1,135	1,138,103
Series F-1, 5.00%, 02/01/25 (Call 02/01/23)	460	465,044
New York City Water & Sewer System RB
5.00%, 06/15/26 (Call 06/15/25)	5	5,353
Series BB2, 4.00%, 06/15/23	1,060	1,074,804
Series DD, 5.00%, 06/15/23	1,000	1,021,041
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	4,905	5,195,917
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22 (SAW)	155	156,061
New York Power Authority RB, 5.00%, 11/15/25 (AGM)	1,450	1,566,958

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority RB 5.00%, 10/01/25	$2,050	$2,217,624
Series 1, 5.00%, 03/15/25	1,790	1,901,912
Series 2015, 5.00%, 03/15/26 (Call 09/15/25)	1,295	1,389,969
Series 2015 B-A, 5.00%, 03/15/23	815	826,690
Series A, 4.00%, 12/15/22	1,205	1,211,246
Series A, 5.00%, 10/01/22	1,150	1,152,585
Series A, 5.00%, 10/01/22 (SAW)	705	706,532
Series A, 5.00%, 12/15/22	1,040	1,048,056
Series A, 5.00%, 02/15/23	3,905	3,952,908
Series A, 5.00%, 03/15/23	26,260	26,636,960
Series A, 5.00%, 10/01/23 (SAW)	215	220,961
Series A, 5.00%, 12/15/23 (Call 12/15/22)	1,730	1,742,837
Series A, 5.00%, 12/15/23 (PR 12/15/22)	2,235	2,252,327
Series A, 5.00%, 02/15/24	2,970	3,085,214
Series A, 5.00%, 03/15/24	22,595	23,504,814
Series A, 5.00%, 03/15/24 (Call 03/15/23)	750	760,418
Series A, 5.00%, 07/01/24	2,010	2,097,498
Series A, 5.00%, 07/01/24 (PR 07/01/23)	500	511,069
Series A, 5.00%, 10/01/24 (SAW)	360	378,597
Series A, 5.00%, 12/15/24 (Call 12/15/22)	1,530	1,541,168
Series A, 5.00%, 02/15/25	425	450,859
Series A, 5.00%, 02/15/25 (Call 02/15/24)	4,335	4,496,089
Series A, 5.00%, 03/15/25	11,195	11,914,212
Series A, 5.00%, 03/15/25 (Call 03/15/24)	250	259,223
Series A, 5.00%, 03/15/25 (PR 03/15/23)	1,640	1,663,921
Series A, 5.00%, 12/15/25 (Call 12/15/22)	15,780	15,895,186
Series A, 5.00%, 02/15/26	3,150	3,408,808
Series A, 5.00%, 03/15/26	5,685	6,165,323
Series A, 5.00%, 03/15/26 (Call 03/15/25)	2,010	2,134,137
Series A, 5.00%, 03/15/27	10,370	11,451,128
Series A, 5.00%, 03/15/28 (PR 03/15/23)	215	218,136
Series A, 5.00%, 02/15/36 (PR 02/15/23)	12,000	12,150,596
Series A, 5.00%, 07/01/38 (PR 07/01/23)	5,010	5,120,908
Series A, 5.00%, 03/15/43 (PR 03/15/23)	10,000	10,145,862
Series A, 5.00%, 07/01/43 (Put 07/01/23)	7,900	8,074,885
Series B, 5.00%, 02/15/23	10,215	10,332,980
Series B, 5.00%, 02/15/24	1,045	1,083,985
Series B, 5.00%, 02/15/25	270	286,881
Series B, 5.00%, 02/15/26	620	670,940
Series C, 5.00%, 03/15/23	7,105	7,208,549
Series C, 5.00%, 03/15/24	15,875	16,506,917
Series C, 5.00%, 03/15/25	2,235	2,374,734
Series C, 5.00%, 03/15/25 (Call 03/15/24)	900	935,279
Series C, 5.00%, 03/15/26	305	331,170
Series C, 5.00%, 03/15/27	4,455	4,937,592
Series D, 5.00%, 02/15/23	14,810	14,995,861
Series D, 5.00%, 02/15/24	5,640	5,854,932
Series D, 5.00%, 02/15/25	6,930	7,358,400
Series D, 5.00%, 02/15/26	2,850	3,084,160
Series D, 5.00%, 02/15/27	4,315	4,757,199
Series E, 5.00%, 02/15/23	2,740	2,773,321
Series E, 5.00%, 03/15/23	1,575	1,598,244
Series E, 5.00%, 03/15/24	15,205	15,807,747
Series E, 5.00%, 02/15/25	2,850	3,028,187
Series E, 5.00%, 03/15/25	270	287,249
Series E, 5.00%, 03/15/26	10,495	11,377,846
Series E, 5.00%, 03/15/26 (Call 09/15/25)	2,995	3,212,821
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	400	418,299

Security	Par (000)	Value

New York (continued)
5.00%, 06/15/25	$1,890	$2,020,819
5.00%, 09/15/25 ( 03/15/25)	1,585	1,686,915
5.00%, 06/15/26 (Call 06/15/24)	415	434,208
5.00%, 06/15/27	3,285	3,663,559
Series A, 5.00%, 06/15/23	3,260	3,327,944
New York State Thruway Authority RB
Series A-1, 5.00%, 03/15/23	5,495	5,573,820
Series A-1, 5.00%, 03/15/25	4,935	5,236,032
Series A-1, 5.00%, 03/15/26	5,015	5,429,371
Series J, 5.00%, 01/01/24	740	764,474
Series J, 5.00%, 01/01/25 (Call 01/01/24)	2,545	2,621,388
Series K, 5.00%, 01/01/23	165	166,422
Series K, 5.00%, 01/01/24	390	402,899
Series L, 5.00%, 01/01/23	2,105	2,123,142
Series L, 5.00%, 01/01/24	105	108,473
Series L, 5.00%, 01/01/26	1,150	1,239,002
New York State Urban Development Corp. RB
5.00%, 03/15/24	8,175	8,499,227
5.00%, 03/15/25	3,215	3,411,927
5.00%, 03/15/25 (Call 03/15/24)	130	135,036
5.00%, 03/15/26	7,645	8,279,374
5.00%, 03/15/27	3,900	4,303,077
Series A, 5.00%, 03/15/23	13,780	13,978,766
Series A, 5.00%, 03/15/24	18,820	19,564,875
Series A, 5.00%, 03/15/25	3,900	4,138,886
Series A, 5.00%, 03/15/26	4,665	5,052,097
Series A-2, 5.50%, 03/15/23 (NPFGC)	185	188,163
Series A-2, 5.50%, 03/15/24 (NPFGC)	3,835	4,015,858
Series C, 5.00%, 03/15/23	490	497,081
Series C, 5.00%, 03/15/24 (Call 03/15/23)	11,260	11,416,406
Series C-1, 5.00%, 03/15/26	910	985,511
Series D, 5.00%, 03/15/23	450	456,503
Series D, 5.00%, 03/15/24 (Call 03/15/23)	6,925	7,021,191
Series E, 5.00%, 03/15/23	14,975	15,191,413
Series E, 5.00%, 03/15/24	3,955	4,111,858
Series E, 5.00%, 03/15/24 (Call 03/15/23)	1,925	1,951,739
Series E, 5.00%, 03/15/25	5,175	5,491,983
Series E, 5.00%, 03/15/26	10,000	10,829,790
Series E, 5.00%, 03/15/26 (Call 03/15/23)	5,215	5,285,602
Port Authority of New York & New Jersey RB
4.00%, 12/01/22	400	401,760
4.00%, 12/01/23	1,335	1,362,679
4.00%, 12/01/25	355	372,331
4.00%, 12/01/26	415	440,515
4.00%, 12/01/27	665	711,730
Series 179, 5.00%, 12/01/22	1,160	1,167,940
Series 179, 5.00%, 12/01/23	205	211,755
Series 179, 5.00%, 12/01/25 (Call 12/01/23)	1,030	1,062,780
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	175	186,278
Series 194, 5.00%, 10/15/25	1,050	1,129,976
Series 195, 5.00%, 10/15/26 (Call 10/15/25)	240	257,981
Series 205, 5.00%, 11/15/24	635	670,633
Series 205, 5.00%, 11/15/25	1,220	1,315,273
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/22	2,035	2,041,761
Series A, 5.00%, 10/15/23	4,830	4,972,426
Series A, 5.00%, 10/15/24	1,320	1,391,666
Series A, 5.00%, 10/15/25 (PR 10/15/24)	375	395,360
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/23	300	309,364

92	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 11/15/22	$3,715	$3,734,058
Series A, 5.00%, 11/15/23	560	577,412
Series A, 5.00%, 11/15/23 (Call 05/15/23)	2,270	2,311,449
Series A, 5.00%, 11/15/24	610	643,018
Series A, 5.00%, 11/15/24 (Call 05/15/23)	5,480	5,569,114
Series A, 5.00%, 11/01/25	2,260	2,428,743
Series A-2, VRDN, 2.00%, 05/15/45 (Put 05/15/23)(a)(b)	3,875	3,780,766
Series B, 5.00%, 11/15/22	1,240	1,246,821
Series B, 5.00%, 11/15/23 (Call 11/15/22)	5,545	5,574,152
Series B, 5.00%, 11/15/24 (Call 11/15/22)	3,160	3,175,886
Series B, 5.00%, 11/15/25	4,410	4,751,562
Series B-1, 5.00%, 11/15/22	590	593,245
Series B-2, VRDN,5.00%, 05/15/50 (Put 05/15/23)(a)(b)	2,000	2,140,332
Series C 1A, 5.00%, 05/15/25	3,500	3,734,378
Series C-1, 5.00%, 11/15/25	5,350	5,764,367
Series C-1, 5.00%, 11/15/26	930	1,023,042
Series C-1B, VRDN,5.00%, 05/15/51 (Put 05/15/23)(a)(b)	2,500	2,674,508
Utility Debt Securitization Authority RB
Series A, 5.00%, 06/15/25 (Call 06/15/23)	6,680	6,817,641
Series A, 5.00%, 12/15/25 (Call 12/15/23)	455	470,033
Series B, 5.00%, 12/15/24 (Call 12/15/22)	1,935	1,949,572

		1,076,324,204

North Carolina — 3.6%
City of Charlotte NC COP
Series B, 5.00%, 12/01/25	2,280	2,464,105
Series B, 5.00%, 12/01/26	4,880	5,387,541
City of Charlotte NC GO
Series A, 5.00%, 07/01/24	405	424,263
Series A, 5.00%, 06/01/26	1,330	1,455,996
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/23	4,400	4,497,037
5.00%, 07/01/24	225	235,702
City of Raleigh NC Combined Enterprise System Revenue RB, Series B, VRDN,1.44%, 03/01/35 (Put 09/01/22)(a)(b)	13,500	13,500,000
City of Winston-Salem NC Water & Sewer System Revenue RB
Series A, 5.00%, 06/01/23	1,000	1,020,006
Series A, 5.00%, 06/01/26	5,045	5,521,032
County of Guilford NC GO
5.00%, 03/01/24	4,385	4,555,407
5.00%, 03/01/25	5,000	5,321,818
Series A, 5.00%, 02/01/23	1,020	1,031,438
County of Mecklenburg NC GO
5.00%, 03/01/26	1,095	1,191,826
5.00%, 12/01/26	1,780	1,968,920
Series A, 5.00%, 09/01/22	3,345	3,345,000
Series A, 5.00%, 09/01/23	1,255	1,287,714
Series A, 5.00%, 12/01/24	290	306,786
County of Wake NC GO
5.00%, 03/01/23	10,000	10,136,413
5.00%, 04/01/23	7,960	8,086,045
5.00%, 04/01/26	7,845	8,548,558
5.00%, 04/01/27	1,160	1,291,575
Series A, 5.00%, 04/01/23	290	294,592
Series A, 5.00%, 03/01/24	6,090	6,329,408
Series A, 5.00%, 03/01/25	270	287,378
Series A, 5.00%, 02/01/27	10,725	11,900,307
Series A, 5.00%, 03/01/27	2,625	2,917,763
Series B, 5.00%, 03/01/24	10,000	10,393,117
Series C, 5.00%, 03/01/23	10,165	10,303,664

Security	Par (000)	Value

North Carolina (continued)
Series C, 5.00%, 03/01/24	$4,090	$4,250,785
Series C, 5.00%, 03/01/25	2,565	2,730,093
County of Wake NC RB
5.00%, 03/01/26	1,540	1,673,475
Series A, 5.00%, 12/01/22	245	246,615
North Carolina Capital Facilities Finance Agency RB, Series B, 5.00%, 10/01/55 (PR 10/01/25)	3,560	3,834,556
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/26	410	439,831
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/28 (PR 10/01/23)	535	550,122
State of North Carolina GO
5.00%, 06/01/23	10,510	10,723,421
Series A, 5.00%, 06/01/23	6,930	7,070,724
Series A, 5.00%, 06/01/24	14,300	14,955,748
Series A, 5.00%, 06/01/25	10,115	10,828,084
Series A, 5.00%, 06/01/26	18,965	20,761,625
Series A, 5.00%, 06/01/27	2,210	2,472,238
Series B, 5.00%, 06/01/23	40	40,794
Series B, 5.00%, 06/01/24	17,350	18,145,610
Series B, 5.00%, 06/01/25	1,280	1,370,237
Series B, 5.00%, 06/01/27	13,895	15,543,778
Series D, 4.00%, 06/01/23	1,710	1,732,135
State of North Carolina RB
5.00%, 03/01/23	3,815	3,864,381
5.00%, 03/01/24	1,030	1,068,328
5.00%, 03/01/25	4,755	5,050,336
5.00%, 03/01/26	1,650	1,788,390
Series A, 5.00%, 05/01/23	15,710	15,992,857
Series A, 5.00%, 05/01/24	13,395	13,976,934
Series A, 5.00%, 05/01/26	305	332,615
Series B, 5.00%, 05/01/23	8,580	8,734,482
Series B, 5.00%, 05/01/24	325	339,119
Series B, 5.00%, 06/01/24	5,875	6,142,345
Series B, 5.00%, 05/01/25	10,485	11,200,022
Series B, 5.00%, 06/01/25	3,455	3,697,616
Series C, 5.00%, 05/01/23	585	595,533
Series C, 5.00%, 05/01/24	630	657,370
Series C, 5.00%, 05/01/26 (Call 05/01/24)	510	531,717
Town of Cary NC, 5.00%, 09/01/26	4,590	5,052,282
Town of Cary NC Combined Utility Systems Revenue RB, 5.00%, 12/01/42 (PR 12/01/22)	2,000	2,013,539

		322,411,148

Ohio — 2.8%
American Municipal Power Inc. RB
5.00%, 02/15/24	2,005	2,077,756
5.00%, 02/15/25	1,335	1,413,534
Cincinnati City School District COP, 5.00%, 12/15/29 (PR 12/15/24)	1,500	1,586,915
City of Columbus OH GO
5.00%, 07/01/27 ( 07/01/26)	755	825,996
Series 1, 4.00%, 04/01/23	6,630	6,695,057
Series 1, 5.00%, 07/01/23	1,735	1,772,974
Series 1, 5.00%, 07/01/25	315	337,315
Series 1, 5.00%, 07/01/26	545	596,458
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	5,000	5,109,852
Series 2017-1, 5.00%, 04/01/24	9,185	9,565,075
Series 3, 5.00%, 02/15/27	4,850	5,377,212
Series A, 5.00%, 04/01/25	4,985	5,308,294
Series A, 5.00%, 04/01/26	3,010	3,276,701

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series A, 5.00%, 04/01/27	$3,000	$3,334,769
County of Cuyahoga OH RB, 5.00%, 12/01/32 (PR 12/01/24)	3,390	3,583,169
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/25	1,230	1,329,320
Fairfield City School District GO, 5.00%, 11/01/44 (11/01/23) (SD CRED PROG)	4,000	4,121,438
JobsOhio Beverage System RB, Series A, 5.00%, 01/01/38 (PR 01/01/23)	8,000	8,070,550
Northeast Ohio Regional Sewer District RB, 5.00%,
11/15/49 (PR 11/15/24)	1,645	1,735,146
Ohio State University (The) RB
5.00%, 12/01/25	1,700	1,834,506
5.00%, 12/01/26	875	961,918
Ohio Turnpike & Infrastructure Commission RB Series A, 5.00%, 02/15/48 (PR 02/15/23)	3,000	3,032,743
Series A-1, 5.00%, 02/15/48 (PR 02/15/23)	35,180	35,563,968
Ohio Water Development Authority RB
5.00%, 06/01/24	150	156,773
5.00%, 06/01/26	1,970	2,152,180
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	845	850,784
5.00%, 06/01/23	3,465	3,534,842
5.00%, 12/01/23	3,415	3,527,531
Series 2015A, 5.00%, 06/01/24	345	360,578
Series 2015-A, 5.00%, 06/01/23	1,685	1,719,470
Series 2015-A, 5.00%, 12/01/23	400	413,331
Series 2015-A, 5.00%, 12/01/24	1,570	1,660,170
Series 2015-A, 5.00%, 06/01/25	5,360	5,729,000
Series 2015-A, 5.00%, 12/01/25	2,525	2,728,888
State of Ohio GO
5.00%, 06/15/23	10,660	10,884,698
5.00%, 08/01/25	8,840	9,483,946
5.00%, 08/01/25 (ETM)	20	21,404
Series A, 5.00%, 09/01/22	4,940	4,940,000
Series A, 5.00%, 09/15/22	1,500	1,501,505
Series A, 5.00%, 12/15/22	2,545	2,565,051
Series A, 5.00%, 09/01/23	4,880	5,009,157
Series A, 5.00%, 09/15/23	1,590	1,633,657
Series A, 5.00%, 12/15/23	5,460	5,644,618
Series A, 5.00%, 09/15/24	295	310,529
Series A, 5.00%, 12/15/24	2,805	2,970,077
Series A, 5.00%, 05/01/25	1,350	1,440,243
Series A, 5.00%, 09/15/25	350	376,518
Series A, 5.00%, 05/01/26	6,215	6,777,704
Series A, 5.00%, 06/15/26	250	273,345
Series A, 5.00%, 05/01/37 (PR 05/01/25)	5,990	6,392,013
Series A, 5.00%, 02/01/38 (PR 02/01/26)	7,890	8,558,237
Series B, 5.00%, 09/15/23	595	611,337
Series B, 5.00%, 08/01/24	10,230	10,737,620
Series B, 5.00%, 09/15/24	225	236,844
Series B, 5.00%, 09/15/25	3,105	3,340,253
Series C, 5.00%, 08/01/25	605	649,071
Series C, 5.00%, 03/15/26	3,200	3,480,237
Series T, 5.00%, 11/01/23	5,930	6,105,878
Series U, 5.00%, 05/01/25	2,625	2,803,981
Series U, 5.00%, 05/01/26	9,085	9,907,552
State of Ohio RB
5.00%, 12/15/23	325	335,612

Security	Par (000)	Value

Ohio (continued)
Series 1, 5.00%, 12/15/22	$1,180	$1,188,989
Series 1, 5.00%, 12/15/23	440	454,367
Series 2, 5.00%, 12/15/24	7,095	7,497,909
Series A, 5.00%, 04/01/26	220	239,099

		246,715,664

Oklahoma — 0.2%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	2,350	2,396,133
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/25	2,205	2,354,960
Oklahoma Municipal Power Authority RB, Series A, 5.00%, 01/01/26 (AGM)	6,000	6,452,422
Oklahoma Turnpike Authority RB
Series A, 5.00%, 01/01/23	4,800	4,842,971
Series D, 4.00%, 01/01/23	1,060	1,066,025
Series D, 5.00%, 01/01/24	655	677,537
Oklahoma Water Resources Board RB
5.00%, 04/01/24	125	130,172
5.00%, 04/01/24 (OK CERF)	250	260,345
5.00%, 04/01/26 (OK CERF)	425	462,200

		18,642,765

Oregon — 1.2%
City of Portland OR GOL, Series A, 5.00%, 06/01/26	2,665	2,915,459
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/26 (Call 06/01/25)	5,350	5,708,007
Series B, 5.00%, 06/15/23	2,580	2,634,179
City of Portland OR Water System Revenue RB, Series B, 5.00%, 05/01/26	600	654,324
Clackamas & Washington Counties School District No. 3 GO, 5.00%, 06/15/29 (PR 06/15/25) (GTD)	1,200	1,284,080
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/23 (GTD)	10,000	10,211,576
5.00%, 06/15/25 (GTD)	6,800	7,274,471
Oregon State Lottery RB
Series A, 5.00%, 04/01/26 (Call 04/01/25) (MO)	1,575	1,675,108
Series C, 5.00%, 04/01/23	2,495	2,534,508
Series C, 5.00%, 04/01/24	4,720	4,915,314
Series D, 5.00%, 04/01/26 (Call 04/01/25) (MO)	5,575	5,929,352
State of Oregon Department of Transportation RB
Series A, 4.25%, 11/15/34 ( 11/15/23)	16,890	17,264,265
Series A, 5.00%, 11/15/22	1,490	1,498,380
Series A, 5.00%, 11/15/23	3,500	3,611,361
Series A, 5.00%, 11/15/24	10,965	11,575,458
Series A, 5.00%, 11/15/25	380	410,285
Series A, 5.00%, 11/15/25 (Call 11/15/24)	835	881,118
Series A, 5.00%, 11/15/26	230	253,204
Series A, 5.00%, 11/15/29 (PR 11/15/24)	1,700	1,795,036
Series A, 5.00%, 11/15/30 (PR 11/15/24)	2,220	2,344,106
Series A, 5.00%, 11/15/38 (PR 11/15/23)	460	474,425
Series C, 5.00%, 11/15/24	3,070	3,240,917
State of Oregon GO
5.00%, 05/01/24	2,090	2,179,053
5.00%, 06/01/24	325	339,504
5.00%, 05/01/25	1,960	2,091,020
5.00%, 05/01/26	405	441,668
5.00%, 05/01/27	5,000	5,560,276
Series A, 5.00%, 05/01/23	735	748,234
Series A, 5.00%, 05/01/24	510	531,731
Series H, 5.00%, 05/01/23	325	330,852
Series N, 5.00%, 05/01/26	2,785	3,037,153

94	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 06/15/27 (PR 06/15/24) (GTD)	$3,850	$4,027,641

		108,372,065

Pennsylvania — 2.3%
Allegheny County Sanitary Authority RB, 5.00%, 12/01/22	2,550	2,566,814
Bristol Township School District GOL, 5.25%, 06/01/37 (PR 06/01/23)	3,000	3,062,834
City of Philadelphia PA GO
Series A, 5.00%, 08/01/23	4,420	4,514,687
Series A, 5.00%, 05/01/24	1,840	1,909,829
Series A, 5.00%, 08/01/24	3,675	3,834,150
Series A, 5.00%, 08/01/25	2,165	2,308,219
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 07/01/45 (PR 07/01/24)	4,000	4,187,318
Commonwealth of Pennsylvania GO
5.00%, 07/01/23	1,540	1,574,091
First Series, 5.00%, 09/15/22	10,250	10,260,093
First Series, 5.00%, 01/01/23	2,755	2,779,940
First Series, 5.00%, 03/01/23	5,590	5,665,698
First Series, 5.00%, 03/15/23	675	684,827
First Series, 5.00%, 04/01/23	2,160	2,193,070
First Series, 5.00%, 08/15/23	28,300	29,014,366
First Series, 5.00%, 01/01/24	4,635	4,795,713
First Series, 5.00%, 03/01/24	12,255	12,731,245
First Series, 5.00%, 03/15/24	455	473,116
First Series, 5.00%, 04/01/24 (PR 04/01/23)	75	76,170
First Series, 5.00%, 06/15/24	1,530	1,600,268
First Series, 5.00%, 07/01/24	1,005	1,052,248
First Series, 5.00%, 08/15/24	1,665	1,748,236
First Series, 5.00%, 09/15/24	1,270	1,335,558
First Series, 5.00%, 01/01/25	20,100	21,253,493
First Series, 5.00%, 02/01/25 (AGM)	1,120	1,189,478
First Series, 5.00%, 08/15/25	7,365	7,895,320
First Series, 5.00%, 09/15/25	1,725	1,852,550
First Series, 5.00%, 01/01/26	2,280	2,463,278
First Series 2020, 5.00%, 05/01/23	7,500	7,634,036
Second Series, 5.00%, 09/15/22	355	355,350
Second Series, 5.00%, 10/15/22	110	110,358
Second Series, 5.00%, 09/15/23	3,245	3,333,762
Second Series, 5.00%, 10/15/23	580	597,091
Second Series, 5.00%, 01/15/24	1,220	1,263,494
Second Series, 5.00%, 09/15/24	810	851,812
Second Series, 5.00%, 10/15/24 (Call 10/15/23)	650	668,497
Second Series, 5.00%, 01/15/25	3,460	3,661,764
Second Series, 5.00%, 09/15/25	560	601,407
Second Series, 5.00%, 10/15/25 (Call 10/15/23)	435	447,135
County of Montgomery PA GOL, 5.00%, 07/01/26	2,260	2,478,598
Delaware River Port Authority RB
5.00%, 01/01/33 (Call 01/01/24)	12,000	12,417,689
5.00%, 01/01/34 ( 01/01/24)	4,005	4,144,404
Series B, 5.00%, 01/01/23	1,700	1,713,801
Series B, 5.00%, 01/01/24	715	737,220
Series B, 5.00%, 01/01/25	655	688,327
Series B, 5.00%, 01/01/26	930	996,438
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 10/01/23	935	960,618
Pennsylvania State University (The) RB, Series EE, 5.00%, 03/01/25	770	817,825
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	775	779,897

Security	Par (000)	Value

Pennsylvania (continued)
5.00%, 12/01/24	$500	$526,804
5.00%, 12/01/25	160	172,192
5.00%, 12/01/38 (Put 12/01/22)	1,630	1,641,034
Series A, 5.00%, 12/01/23	15	15,472
Series A, 5.00%, 12/01/37 (PR 12/01/22)	3,055	3,075,297
Series A-1, 5.00%, 12/01/23	190	195,976
Series A2, 5.00%, 12/01/25	1,300	1,399,062
Series A-2, 5.00%, 12/01/26	835	916,884
Series C, 5.00%, 12/01/43 (PR 12/01/23)	10,250	10,576,213
Township of Lower Merion PA GO, Series A, 5.00%, 01/15/25	1,380	1,463,093
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	7,990	8,337,565

		206,601,724

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	345	351,348
Series A, 5.00%, 06/15/24	4,350	4,517,189

		4,868,537

South Carolina — 0.6%
Beaufort County School District/SC GO
5.00%, 03/01/23 (SCSDE)	9,900	10,031,102
5.00%, 03/01/24 (SCSDE)	10,160	10,547,209
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/24 (Call 12/01/23)	1,080	1,114,406
5.00%, 12/01/27 (PR 12/01/23)	2,600	2,682,747
County of Charleston SC GO, 5.00%, 11/01/26	7,975	8,805,933
County of Richland SC GO, Series A, 5.00%, 03/01/27	260	289,115
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/26	625	670,388
Series B, 5.00%, 12/01/24	1,000	1,043,344
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/23	615	632,316
Series A, 5.00%, 10/01/24	2,425	2,549,262
Series A, 5.00%, 10/01/25	1,645	1,764,769
Series-B, 5.00%, 10/01/25	1,000	1,072,501
State of South Carolina GO
Series A, 5.00%, 10/01/22	1,355	1,358,001
Series A, 5.00%, 04/01/24	10,715	11,151,590

		53,712,683

Tennessee — 1.3%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/34 (PR 12/01/24)	1,000	1,056,982
City of Memphis TN GO
5.00%, 05/01/23	3,425	3,485,525
5.00%, 05/01/24	3,750	3,909,785
County of Hamilton TN GO
5.00%, 12/01/24	2,435	2,576,497
Series A, 5.00%, 04/01/24	1,925	2,005,267
Series A, 5.00%, 01/01/26	6,960	7,549,685
County of Montgomery TN GO, 5.00%, 06/01/27	2,275	2,536,283
County of Shelby TN GO
5.00%, 04/01/25	535	569,835
Series A, 5.00%, 03/01/23	1,030	1,043,383
Series A, 5.00%, 04/01/25	5,500	5,856,693
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/26	7,725	8,092,917
5.00%, 07/01/23	6,175	6,303,980

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
5.00%, 01/01/24	$3,420	$3,535,390
5.00%, 01/01/26	175	189,476
5.00%, 07/01/26	365	399,463
5.00%, 07/01/26 (PR 07/01/23)	6,055	6,188,031
5.00%, 07/01/27	2,050	2,290,255
Series A, 5.00%, 07/01/23	13,685	13,970,844
Series A, 5.00%, 01/01/26 (PR 01/01/23)	5,215	5,261,860
Series A, 5.00%, 01/01/28 (PR 01/01/23)	50	50,449
Series A, 5.00%, 01/01/32 (PR 01/01/23)	120	121,078
Series A, 5.00%, 01/01/33 (PR 01/01/23)	4,980	5,024,749
Series C, 5.00%, 01/01/26	5,000	5,413,597
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
Series B, 5.00%, 07/01/24	320	334,633
Series B, 5.00%, 07/01/25	510	545,985
Series B, 5.00%, 07/01/26	1,325	1,449,595
State of Tennessee GO
5.00%, 02/01/25	1,000	1,061,550
5.00%, 08/01/25	1,575	1,691,111
5.00%, 08/01/26	600	658,995
5.00%, 08/01/29 ( 08/01/25)	3,000	3,219,410
5.00%, 08/01/31 ( 08/01/25)	3,000	3,219,410
Series A, 5.00%, 08/01/24	400	419,848
Series A, 5.00%, 09/01/26	2,420	2,662,759
Series A, 5.00%, 11/01/26	2,440	2,694,229
Series A, 5.00%, 08/01/28 (PR 08/01/25)	2,230	2,393,095
Series A, 5.00%, 08/01/30 (PR 08/01/25)	1,060	1,137,525
Series B, 5.00%, 08/01/23	1,205	1,234,454
Tennessee State School Bond Authority RB, 5.00%, 11/01/29( 11/01/25) (ST INTERCEPT)	5,470	5,902,657

		116,057,280

Texas — 9.2%
Alamo Community College District GOL, 5.00%, 02/15/27	2,945	3,245,939
Allen Independent School District GO, 5.00%, 02/15/25 (PSF)	1,170	1,242,849
Austin Independent School District GO, 5.00%, 08/01/26 (PSF)	805	882,256
Board of Regents of the University of Texas System RB
5.00%, 08/15/24	8,000	8,399,931
Series A, 5.00%, 08/15/23	3,130	3,209,009
Series B, 5.00%, 08/15/25	310	333,239
Series B, 5.00%, 08/15/26	5,765	6,337,189
Series B, 5.38%, 08/15/23	705	725,273
Series C, 5.00%, 08/15/24	285	299,248
Series C, 5.00%, 08/15/25	1,995	2,144,553
Series C, 5.00%, 08/15/26	625	687,033
Series D, 5.00%, 08/15/24	4,595	4,824,710
Series E, 5.00%, 08/15/26	285	313,287
Series I, 5.00%, 08/15/23	1,405	1,440,466
Series I, 5.00%, 08/15/24	2,265	2,378,231
Series J, 5.00%, 08/15/23	5,270	5,403,028
Series J, 5.00%, 08/15/24	3,205	3,365,222
Series J, 5.00%, 08/15/25	330	354,738
Series J, 5.00%, 08/15/26	4,370	4,803,733
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/23 (PSF)	500	505,990
Central Texas Regional Mobility Authority RB
5.00%, 01/01/42 (PR 01/01/23)	9,620	9,701,628
Series A, 5.00%, 01/01/40 (PR 07/01/25)	3,000	3,204,877
Series C, 5.00%, 01/01/27 (Call 01/01/26)	2,010	2,131,249

Security	Par (000)	Value

Texas (continued)
Central Texas Turnpike System
0.00%, 08/15/23(c)	$3,500	$3,418,765
0.00%, 08/15/24(c)	2,500	2,379,637
Central Texas Turnpike System RB, Series C, 5.00%, 08/15/23	800	818,820
City of Austin TX GOL
5.00%, 09/01/24	8,725	9,175,877
5.00%, 09/01/25	495	532,051
5.00%, 09/01/25 (ETM)	5	5,346
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/26	1,970	2,170,401
City of Dallas TX GOL, 5.00%, 02/15/23	15,545	15,727,682
City of Dallas TX Waterworks & Sewer System Revenue RB 5.00%, 10/01/25	14,915	16,083,721
Series A, 5.00%, 10/01/23	570	586,297
Series A, 5.00%, 10/01/24	2,665	2,807,672
City of Fort Worth TX Water & Sewer System Revenue RB
Series A, 5.00%, 02/15/23	1,415	1,432,143
Series A, 5.00%, 02/15/26	250	271,317
City of Frisco TX GOL
Series A, 5.00%, 02/15/23	2,620	2,652,576
Series A, 5.00%, 02/15/24	1,250	1,296,632
City of Houston TX Airport System Revenue RB, Series D, 5.00%, 07/01/25	875	932,037
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 05/15/23	1,140	1,161,108
Series C, 5.00%, 05/15/24	3,765	3,924,471
Series C, 5.00%, 11/15/24	1,095	1,154,271
Series C, 5.00%, 05/15/25 (Call 05/15/24)	5,315	5,539,217
Series C, 5.00%, 05/15/26 (Call 05/15/24)	13,500	14,069,507
City of Houston TX GOL
Series A, 5.00%, 03/01/23	1,980	2,007,010
Series A, 5.00%, 03/01/24	1,055	1,096,315
City of Lewisville TX Waterworks & Sewer System Revenue RB, 4.00%, 02/15/24	1,235	1,264,611
City of San Antonio Texas Electric & Gas Systems Revenue RB
Series REF, 5.00%, 02/01/23	325	328,563
Series REF, 5.25%, 02/01/24	5,870	6,100,282
City of San Antonio TX Electric & Gas Systems Revenue RB 5.00%, 02/01/25	1,405	1,488,079
Series A, VRDN,1.75%, 02/01/33 (Put 05/15/23)(a)(b)	215	209,567
City of San Antonio TX GOL, 5.00%, 02/01/24	465	481,702
Clear Creek Independent School District GO, 5.00%,
02/15/25 (PSF)	830	879,641
Conroe Independent School District GO
5.00%, 02/15/23 (PSF)	10,600	10,729,387
5.00%, 02/15/24 (PSF)	3,300	3,423,590
5.00%, 02/15/26 (PSF)	3,570	3,871,942
Series A, 5.00%, 02/15/27 (PSF)	5,820	6,439,689
Coppell Independent School District GO, 5.00%, 08/15/25 (PSF)	5,995	6,428,444
County of Collin TX GOL, 5.00%, 02/15/26	2,225	2,417,034
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	670	671,462
Series A, 5.00%, 10/01/25	2,180	2,342,076
County of Harris TX GOL, Series A, 5.00%, 10/01/24 (Call 10/01/22)	2,905	2,911,338
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	615	659,102

96	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Travis TX TB GOL, 5.00%, 03/01/23	$1,750	$1,773,872
County of Williamson TX GO, 5.00%, 02/15/26	1,495	1,621,960
County of Williamson TX GOL
4.00%, 02/15/26	10,000	10,519,925
4.00%, 02/15/27	5,000	5,327,084
5.00%, 02/15/24	20,205	20,946,998
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	645	668,874
5.00%, 02/15/26 (PSF)	5,040	5,471,500
5.00%, 02/15/27 (PSF)	375	415,429
5.00%, 02/15/27 ( 02/15/24) (PSF)	7,430	7,697,453
5.00%, 02/15/27 (Call 02/15/26) (PSF)	1,005	1,092,087
Series A, 5.00%, 02/15/24 (PSF)	2,460	2,551,056
Series A, 5.00%, 02/15/26 (PSF)	3,875	4,206,758
Series C, 5.00%, 02/15/25 (Call 02/15/24) (PSF)	975	1,011,373
Dallas Area Rapid Transit RB, Series A, 5.00%, 12/01/26
(PR 12/01/25)	1,190	1,282,609
Dallas Fort Worth International Airport RB
5.00%, 11/01/25	2,500	2,686,663
Series A, 5.00%, 11/01/24	3,830	4,028,821
Series A, 5.00%, 11/01/26	575	630,599
Series F, 5.13%, 11/01/25 (Call 11/01/23)	250	257,594
Dallas Independent School District GO
4.00%, 02/15/24 (PSF)	8,230	8,424,950
4.00%, 02/15/27 (PSF)	7,180	7,640,323
5.00%, 02/15/23 (PSF)	5,250	5,314,799
5.00%, 02/15/26 (Call 02/15/25) (PSF)	750	794,672
Dallas/Fort Worth International Airport RB, 5.00%, 11/01/26.	1,590	1,739,792
Fort Bend Independent School District GO
5.00%, 08/15/25 (PSF)	500	536,742
Series C, 5.00%, 08/15/25 (PSF)	375	402,556
Fort Worth Independent School District GO
5.00%, 02/15/23 (PSF)	1,175	1,188,915
5.00%, 02/15/25 (PSF)	1,000	1,061,527
Grand Parkway Transportation Corp. RB
Series A, 5.50%, 04/01/53 (PR 10/01/23)	5,020	5,188,510
Series B, VRDN, 5.00%, 10/01/52 (Put 05/15/23)(a)(b)	2,080	2,128,906
Harris County Flood Control District RB, Series A, 5.00%, 10/01/23	5,000	5,143,494
Harris County Toll Road Authority (The) RB, 5.00%, 08/15/25	3,750	4,028,894
Houston Independent School District GOL, 5.00%, 02/15/25 (PSF)	1,655	1,755,607
Irving Independent School District GO
5.00%, 02/15/25 (PSF)	1,000	1,062,264
Series A, 5.00%, 02/15/23 (PSF)	800	809,947
Katy Independent School District GO
Series B, 5.00%, 02/15/27 (PSF)	2,000	2,211,173
Series D, 5.00%, 02/15/24 (PSF)	5,050	5,242,073
Keller Independent School District/TX GO, 5.00%, 08/15/31 (PR 02/15/25) (PSF)	1,040	1,104,511
Leander Independent School District GO
Series C, 0.00%, 08/15/42 (PR 08/15/24) (PSF)(c)	5,000	1,834,625
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(c)	7,000	2,279,353
Series C, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(c)	27,275	7,411,818
Series C, 5.00%, 08/15/24 (PSF)	250	262,351
Lewisville Independent School District GO
5.00%, 08/15/23	1,865	1,910,652
5.00%, 08/15/26 (PSF)	2,560	2,807,997
Series B, 5.00%, 08/15/25	7,530	8,081,103

Security	Par (000)	Value

Texas (continued)
Lone Star College System GOL, Series B, 5.00%, 02/15/23	$985	$997,113
Lower Colorado River Authority RB, 5.00%, 05/15/23	3,540	3,599,807
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	4,000	4,190,042
5.00%, 08/01/25 (PSF)	2,590	2,780,181
5.25%, 02/01/25 (PSF)	5,000	5,335,691
North Texas Municipal Water District Water System
Revenue RB, 4.00%, 09/01/24	17,200	17,744,898
North Texas Tollway Authority RB
5.00%, 01/01/24	505	522,106
6.50%, 01/01/43 (PR 01/01/25)	13,000	14,181,930
Series A, 5.00%, 01/01/23	1,575	1,588,890
Series A, 5.00%, 01/01/24	7,715	7,976,331
Series A, 5.00%, 01/01/25	2,070	2,185,415
Series A, 5.00%, 01/01/25 (Call 01/01/23)	410	413,602
Series A, 5.00%, 01/01/25 (Call 01/01/24)	5,295	5,469,417
Series A, 5.00%, 01/01/26 (Call 01/01/24)	4,820	4,978,129
Series B, 5.00%, 01/01/23	2,290	2,309,737
Series B, 5.00%, 01/01/24	7,380	7,624,081
Series B, 5.00%, 01/01/24 (Call 01/01/23)	795	801,578
Series B, 5.00%, 01/01/25 (Call 01/01/23)	170	171,603
Series B, 5.00%, 01/01/26	105	112,987
Series B, 5.00%, 01/01/26 (Call 01/01/23)	1,020	1,029,549
Series B, 5.00%, 01/01/26 (Call 01/01/25)	260	274,316
Series B, 5.00%, 01/01/27	2,465	2,700,534
Northside Independent School District GO
VRDN, 2.75%, 08/01/48 (Put 05/15/23) (PSF)(a)(b)	1,000	999,538
Series A, 5.00%, 02/15/24 (PSF)	4,590	4,765,246
Northwest Independent School District GO, Series B,
5.00%, 02/15/23 (PSF)	405	409,999
Permanent University Fund—University of Texas System RB
Series A, VRDN, 1.61%, 07/01/37 (Put 09/01/22)(a)(b)	19,600	19,600,000
Series A, VRDN, 1.62%, 07/01/38 (Put 09/01/22)(a)(b)	3,530	3,530,000
Series B, 5.00%, 07/01/24	720	753,717
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,680	2,802,553
Pflugerville Independent School District, 5.00%, 02/15/27	9,295	9,625,534
Plano Independent School District RB, 5.00%, 02/15/27
(Call 02/15/26) (PSF)	3,490	3,773,136
Round Rock Independent School District GO
5.00%, 08/01/23 (PSF)	1,500	1,536,527
5.00%, 08/01/31 ( 08/01/25) (PSF)	3,255	3,478,829
5.00%, 08/01/32 ( 08/01/25) (PSF)	3,420	3,655,175
5.00%, 08/01/33 ( 08/01/25) (PSF)	3,590	3,836,865
5.00%, 08/01/34 ( 08/01/25) (PSF)	3,770	4,029,243
5.00%, 08/01/35 ( 08/01/25) (PSF)	3,355	3,585,705
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	1,460	1,514,892
San Antonio Water System RB
Series 2013F, VRDN, 1.00%, 05/01/43 (Put 05/15/23)(a)(b)	2,000	1,841,731
Series A, VRDN, 2.63%, 05/01/49 (Put 05/15/23)(a)(b)	7,000	7,010,508
Series B, VRDN, 2.00%, 05/01/44 (Put 05/15/23)(a)(b)	800	799,385
Spring Branch Independent School District GO
5.00%, 02/01/23 (PSF)	3,610	3,651,084
5.00%, 02/01/25 (PSF)	475	503,661
State of Texas GO
4.00%, 10/01/33 (PR 04/01/24)	145	148,490
5.00%, 10/01/22	4,660	4,670,358
5.00%, 04/01/23	2,680	2,723,062

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
5.00%, 10/01/23	$3,665	$3,771,771
5.00%, 04/01/24	10,310	10,730,239
5.00%, 10/01/24 (Call 04/01/24)	9,175	9,554,661
5.00%, 04/01/25 (Call 04/01/24)	3,535	3,680,157
5.00%, 10/01/25	4,000	4,304,785
5.00%, 04/01/26	7,025	7,637,374
5.00%, 10/01/26 (PR 04/01/24)	7,075	7,357,671
5.00%, 10/01/34 (PR 04/01/24)	140	145,593
5.00%, 04/01/44 (PR 04/01/24)	305	317,186
VRDN, 1.56%, 12/01/43 (Put 05/15/23)(a)(b)	19,500	19,500,000
Series A, 5.00%, 10/01/23	1,035	1,065,152
Series A, 5.00%, 10/01/22	16,790	16,827,320
Series A, 5.00%, 10/01/23	5,585	5,747,707
Series A, 5.00%, 10/01/24	675	710,854
Series A, 5.00%, 10/01/25 (Call 10/01/24)	3,000	3,155,601
Series A, 5.00%, 10/01/26	2,000	2,197,143
Series A, 5.00%, 10/01/26 (Call 10/01/25)	2,840	3,055,521
Series A, 5.00%, 10/01/27 (Call 10/01/25)	6,835	7,351,585
Series A, 5.00%, 10/01/30 (PR 10/01/24)	525	551,138
Series A, 5.00%, 10/01/39 (PR 10/01/24)	14,025	14,723,247
Series A, 5.00%, 10/01/44 (PR 10/01/24)	1,255	1,317,481
Series B-1, 5.00%, 08/01/23	335	343,065
State of Texas GOL, Series A, 5.00%, 08/01/25	1,420	1,522,610
Tarrant Regional Water District Water Supply System
Revenue RB, 5.00%, 03/01/30( 03/01/24)	8,000	8,303,690
Texas A&M University RB
5.00%, 05/15/25	1,535	1,639,871
5.00%, 05/15/26	2,840	3,094,433
5.00%, 05/15/27	7,215	8,009,348
Series B, 5.00%, 05/15/30 (PR 05/15/23)	10,370	10,564,622
Series B, 5.00%, 05/15/31 (PR 05/15/23)	10,890	11,094,381
Series B, 5.00%, 05/15/34 (PR 05/15/23)	7,625	7,768,104
Series C, 5.00%, 05/15/26	155	169,116
Series E, 5.00%, 05/15/23	5,000	5,094,341
Series E, 5.00%, 05/15/25	4,760	5,082,622
Texas Public Finance Authority RB, 5.00%, 02/01/27	2,845	3,144,196
Texas State University System RB
Series A, 5.00%, 03/15/25	4,840	5,143,830
Series A, 5.00%, 03/15/26	530	575,476
Texas Transportation Commission GO, VRDN, 0.65%, 10/01/41 (Put 10/01/25)(a)(b)	5,000	4,595,531
Texas Transportation Commission State Highway Fund RB 5.25%, 04/01/25	145	155,419
First Series, 5.00%, 10/01/22	6,820	6,835,272
First Series, 5.00%, 10/01/23	4,075	4,190,622
First Series, 5.00%, 10/01/24	5,595	5,893,362
First Series, 5.00%, 10/01/25	27,605	29,751,024
First Series, 5.00%, 10/01/26	7,235	7,968,868
Series A, 5.00%, 04/01/23	4,245	4,311,724
Series A, 5.00%, 04/01/24	10,250	10,669,268
Series A, 5.00%, 10/01/24	340	358,131
Series A, 5.00%, 04/01/25 (Call 04/01/24)	6,870	7,140,131
Series A, 5.00%, 10/01/25	1,240	1,336,398
Texas Water Development Board RB
5.00%, 08/01/23	1,065	1,090,836
5.00%, 10/15/23	2,750	2,831,033
5.00%, 04/15/26	675	735,662
5.00%, 08/01/26	510	559,345
Series A, 5.00%, 04/15/24	1,825	1,901,680
Series B, 5.00%, 04/15/23	4,220	4,290,569

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 04/15/25	$1,035	$1,102,813
Series B, 5.00%, 04/15/26	150	163,480
University of Texas System (The) RB, Series D, 5.00%, 08/15/26	330	362,753

		826,110,256

Utah — 1.3%
Alpine School District/UT GO, 5.00%, 03/15/27 (GTD)	6,000	6,688,160
Intermountain Power Agency RB, Series A, 5.00%, 07/01/27	3,450	3,837,680
State of Utah GO
5.00%, 07/01/23	8,000	8,179,767
5.00%, 07/01/24	11,675	12,232,460
5.00%, 07/01/25	210	225,175
5.00%, 07/01/26	665	729,066
Series B, 5.00%, 07/01/23	4,555	4,657,355
Series B, 5.00%, 07/01/24	9,085	9,518,792
Series B, 5.00%, 07/01/25	7,050	7,559,452
Series B, 5.00%, 07/01/26	2,600	2,850,484
Series B, 5.00%, 07/01/27	7,475	8,369,157
University of Utah (The) RB
5.00%, 08/01/27	1,550	1,731,515
Series A, 5.00%, 08/01/25	1,065	1,141,336
Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	23,170	23,727,841
Series B-1, 5.00%, 08/01/26 (SAP)	1,500	1,642,779
Utah Transit Authority RB
Series A, 5.00%, 06/15/26 (PR 06/15/25)	5,000	5,343,353
Series A, 5.00%, 06/15/30 (PR 06/15/25)	4,000	4,274,682
Series A, 5.00%, 06/15/37 (PR 06/15/25)	4,600	4,915,884
Series A, 5.00%, 06/15/38 (PR 06/15/25)	2,325	2,484,659
Series A, 5.25%, 06/15/23	7,225	7,391,846

		117,501,443

Vermont — 0.0%
State of Vermont GO, Series A, 5.00%, 08/15/24	3,325	3,491,873

Virginia — 4.0%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	6,300	6,444,419
City of Alexandria VA GO, Series A, 5.00%, 12/15/25 (SAW)	2,775	3,005,285
City of Harrisonburg VA GO, Series A, 5.00%, 07/15/26 (SAW)	7,165	7,806,450
City of Newport News VA GO, Series A, 4.00%, 02/01/24 (SAW)	1,565	1,600,909
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/22	3,000	3,013,663
City of Richmond VA Public Utility Revenue RB, Series A, 5.00%, 01/15/43 (PR 01/15/23)	20,000	20,201,004
Commonwealth of Virginia GO
5.00%, 06/01/24	1,010	1,056,670
Series A, 5.00%, 06/01/23	910	928,616
Series B, 4.00%, 06/01/23	1,100	1,114,403
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	11,810	12,639,318
County of Arlington VA GO
5.00%, 06/15/23	7,815	7,980,347
Series B, 5.00%, 08/15/25	1,000	1,075,260
County of Chesterfield VA GO, Series B, 5.00%, 01/01/25	1,790	1,897,324
County of Fairfax VA GO
Series A, 4.00%, 10/01/22	4,895	4,902,862
Series A, 4.00%, 10/01/22 (SAW)	2,370	2,373,807
Series A, 4.00%, 10/01/24	8,400	8,676,669
Series A, 4.00%, 10/01/25	2,020	2,115,531

98	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 10/01/22 (SAW)	$7,000	$7,016,193
Series A, 5.00%, 10/01/23 (SAW)	4,775	4,912,037
Series B, 5.00%, 10/01/22 (SAW)	2,095	2,100,036
Series B, 5.00%, 04/01/23 (SAW)	4,290	4,357,931
Series B, 5.00%, 10/01/23 (SAW)	3,590	3,692,250
Series B, 5.00%, 04/01/24 (SAW)	5,210	5,425,590
Series B, 5.00%, 10/01/24 (SAW)	4,460	4,696,906
County of Henrico VA GO
5.00%, 08/01/24 (SAW)	5,165	5,420,299
Series A, 5.00%, 08/01/25 (SAW)	1,470	1,579,660
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	3,015	3,114,350
Series A, 5.00%, 12/01/24 (SAW)	255	269,933
Series A, 5.00%, 12/01/25 (SAW)	9,000	9,744,328
Series B, 5.00%, 12/01/24 (SAW)	4,000	4,234,245
Series B, 5.00%, 12/01/25 (SAW)	30	32,481
University of Virginia RB, Series A, 5.00%, 06/01/43
(PR 06/01/23)	19,905	20,300,236
Upper Occoquan Sewage Authority RB, 4.00%,
07/01/39( 07/01/25)	1,000	1,043,081
Virginia College Building Authority RB
5.00%, 02/01/23	11,640	11,772,471
5.00%, 02/01/24	6,425	6,663,975
5.00%, 02/01/25	1,445	1,533,240
5.00%, 02/01/26	1,475	1,598,915
5.00%, 02/01/27	9,130	10,102,249
5.00%, 02/01/27 ( 02/01/26)	460	498,016
Series A, 5.00%, 02/01/25	805	854,353
Series A, 5.00%, 02/01/26	11,000	11,924,110
Series A, 5.00%, 09/01/27 (PR 09/01/24) (SAW)	1,000	1,048,876
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,375	1,390,419
Series B, 5.00%, 09/01/24	100	105,068
Series E, 5.00%, 02/01/23	6,715	6,791,421
Series E, 5.00%, 02/01/24	1,940	2,012,157
Series E, 5.00%, 02/01/25	1,850	1,962,971
Series E, 5.00%, 02/01/26	350	379,404
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/23	1,695	1,741,716
5.00%, 09/15/23 (PR 03/15/23)	2,725	2,764,454
5.00%, 03/15/24	1,525	1,586,423
5.00%, 09/15/24	4,185	4,407,871
5.00%, 03/15/25	2,275	2,425,336
5.00%, 09/15/25	255	274,942
5.00%, 03/15/26	140	152,608
Series A, 5.00%, 05/15/23	4,040	4,113,662
Series A, 5.00%, 05/15/24	7,525	7,859,149
Series A, 5.00%, 05/15/25	685	732,915
Series A, 5.00%, 05/15/26	595	651,178
Series A, 5.00%, 05/15/27	5,500	6,149,569
Virginia Public Building Authority RB
5.00%, 08/01/23	1,000	1,024,259
Series A, 4.00%, 08/01/28 (PR 08/01/23)	8,675	8,803,527
Series A, 5.00%, 08/01/26	5,500	6,025,679
Series A-1, 5.00%, 08/01/24	6,800	7,125,677
Series A-1, 5.00%, 08/01/26	8,985	9,843,768
Series B, 5.00%, 08/01/23	3,200	3,277,630
Series B, 5.00%, 08/01/24	2,155	2,258,211
Series B, 5.00%, 08/01/25	14,390	15,438,233
Series B, 5.00%, 08/01/26	3,545	3,883,824
Series B, 5.00%, 08/01/26 (Call 08/01/25)	3,000	3,215,906

Security	Par (000)	Value

Virginia (continued)
Series C, 5.00%, 08/01/24	$300	$314,368
Virginia Public School Authority RB
5.00%, 08/01/23	5,000	5,120,380
5.00%, 08/01/23 (SAW)	1,335	1,367,141
5.00%, 08/01/23 (Call 10/03/22)	20	20,042
5.00%, 08/01/24 (SAW)	2,375	2,491,025
5.00%, 02/01/25	1,710	1,812,767
5.00%, 08/01/25	1,980	2,122,498
5.00%, 08/01/25 (SAW)	2,000	2,143,937
5.00%, 08/01/26 (SAW)	1,980	2,171,574
Series 2022, 5.00%, 01/15/27	5,550	6,142,725
Virginia Resources Authority Clean Water Revolving
Fund RB
5.00%, 10/01/22	6,240	6,254,024
5.00%, 10/01/23	3,255	3,348,415
Virginia Resources Authority RB, 4.00%, 11/01/41
(PR 11/01/22)	5,310	5,324,783

		355,799,954

Washington — 4.2%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/24	1,300	1,372,274
Series S-1, 5.00%, 11/01/26 (PR 11/01/25)	2,630	2,841,364
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	1,875	2,025,687
SERIES S-1, 5.00%, 11/01/22	1,000	1,004,554
SERIES S-1, 5.00%, 11/01/23	2,000	2,061,420
SERIES S-1, 5.00%, 11/01/25	2,000	2,160,097
SERIES S-1, 5.00%, 11/01/26	3,800	4,189,579
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB
SERIES S 1, 5.00%, 11/01/30 (PR 11/01/25)	4,150	4,483,521
SERIES S 1, 5.00%, 11/01/32 (PR 11/01/25)	2,105	2,274,172
SERIES S-1, 5.00%, 11/01/50 (Put 11/01/25)	10,050	10,857,683
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 09/01/23	7,025	7,210,927
5.00%, 09/01/24	7,425	7,807,211
5.00%, 09/01/25	8,095	8,700,907
City of Seattle WA GOL
5.00%, 12/01/26	2,495	2,759,807
Series A, 5.00%, 12/01/23	535	552,495
Series A, 5.00%, 04/01/24	3,500	3,644,275
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	345	345,000
5.00%, 07/01/26	5,000	5,462,502
5.00%, 07/01/27	2,800	3,121,387
Series A, 5.00%, 01/01/24	555	574,466
Series A, 5.00%, 07/01/26	705	770,213
Series C, 5.00%, 09/01/26	3,225	3,535,596
County of King WA GOL
5.00%, 07/01/23	400	408,922
5.00%, 07/01/35 (PR 01/01/25)	860	910,759
5.00%, 07/01/36 (PR 01/01/25)	5,740	6,078,787
Series A, 4.00%, 01/01/27	1,600	1,704,040
Series A, VRDN,1.05%, 01/01/46 (Put 09/01/22)(a)(b)	15,000	15,000,000
Series B, 5.00%, 06/01/25	2,220	2,375,892
County of King WA Sewer Revenue RB
5.00%, 07/01/40 (PR 01/01/25)	5,000	5,295,111
5.00%, 07/01/47 (PR 01/01/25)	8,855	9,377,642
Series A, VRDN,0.63%, 01/01/32 (Put 07/01/23)(a)(b)	3,065	2,929,725
County of Snohomish WA GOL, 4.00%, 12/01/43
(PR 06/01/23)	2,000	2,024,546

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
County of Spokane WA GOL, 5.00%, 12/01/23	$1,640	$1,693,631
Energy Northwest RB
5.00%, 07/01/23	10,465	10,687,943
5.00%, 07/01/24	8,925	9,326,584
5.00%, 07/01/25	9,165	9,801,277
Series A, 5.00%, 07/01/23	1,875	1,914,945
Series A, 5.00%, 07/01/24	610	637,447
Series A, 5.00%, 07/01/25	1,565	1,673,650
Series A, 5.00%, 07/01/26	4,930	5,376,591
Series C, 5.00%, 07/01/25	3,220	3,443,548
Series C-1, 5.00%, 07/01/25 (Call 07/01/24)	650	680,201
Grant County Public Utility District No. 2 Electric
Revenue RB
Series J, 5.00%, 01/01/38 (PR 07/01/23)	5,315	5,431,773
Series J, 5.00%, 01/01/41 (PR 07/01/23)	4,945	5,053,644
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	1,775	1,833,490
Pierce County School District No. 403 Bethel GO, 4.00%, 12/01/23 (GTD)	5,000	5,100,565
Port of Seattle WA RB
5.00%, 08/01/25	1,800	1,925,871
5.00%, 08/01/26	1,165	1,272,702
5.00%, 08/01/27	2,500	2,779,299
Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/22 (GTD)	2,730	2,748,343
State of Washington GO
0.00%, 12/01/23 (AMBAC)(c)	10,830	10,483,822
0.00%, 12/01/23 (NPFGC)(c)	8,130	7,870,127
5.00%, 06/01/23	5,310	5,418,226
5.00%, 08/01/24	19,890	20,869,316
5.00%, 02/01/26	3,080	3,339,804
Series B, 5.00%, 07/01/23	9,840	10,059,471
Series B, 5.00%, 07/01/24	2,870	3,005,455
Series C, 5.00%, 02/01/23	4,070	4,116,320
Series C, 5.00%, 02/01/26	5,175	5,611,522
Series C, 5.00%, 02/01/27	19,030	21,073,310
Series E, 5.00%, 06/01/25	1,000	1,068,843
Series E, 5.00%, 06/01/26	5,910	6,454,321
Series R, 5.00%, 07/01/23	2,000	2,044,608
Series R-2008, 5.00%, 02/01/27	5,015	5,553,476
Series R-2015, 5.00%, 07/01/23	1,120	1,144,981
Series R-2015, 5.00%, 07/01/24	1,765	1,848,303
Series R-2015E, 5.00%, 07/01/24	600	628,318
Series R-2015E, 5.00%, 07/01/26 (Call 01/01/25)	5,030	5,324,532
Series R-2017A, 5.00%, 08/01/23	325	333,004
Series R-2017C, 5.00%, 08/01/24	2,935	3,079,509
Series R-2018C, 5.00%, 08/01/23	5,720	5,860,863
Series R-2018C, 5.00%, 08/01/24	2,115	2,219,135
Series R-2018C, 5.00%, 08/01/25	590	632,978
Series R-2018D, 5.00%, 08/01/24	920	965,298
Series R-2018D, 5.00%, 08/01/25	390	418,409
Series R-2020C, 5.00%, 07/01/25	4,345	4,652,811
Series R-2020D, 5.00%, 07/01/23	1,610	1,645,909
Series R-2020D, 5.00%, 07/01/25	4,535	4,856,271
Series R-2021B, 5.00%, 01/01/23	7,340	7,407,671
Series R-C, 5.00%, 07/01/23	8,845	9,042,279
Series R-C, 5.00%, 07/01/24 (Call 07/01/23)	5,180	5,291,697
Series R-F, 5.00%, 07/01/25 (Call 01/01/25)	2,000	2,117,577
Series-R-2020D, 5.00%, 07/01/26	5,310	5,809,322

Security	Par (000)	Value

Washington (continued)
State of Washington RB
5.00%, 09/01/23	$5,000	$5,120,355
5.00%, 09/01/24	3,600	3,770,208
Series C, 5.00%, 09/01/22	195	195,000
Series C, 5.00%, 09/01/23	435	445,471
Series F, 5.00%, 09/01/22	3,095	3,095,000
Series F, 5.00%, 09/01/23 (Call 09/01/22)	155	155,000
Series F, 5.00%, 09/01/24 (Call 09/01/22)	760	760,000
University of Washington RB, Series C, 5.00%, 04/01/24	1,050	1,093,449

		380,124,036

West Virginia — 0.2%
State of West Virginia GO
5.00%, 06/01/25	8,640	9,232,426
5.00%, 06/01/27	2,810	3,127,390
Series A, 3.00%, 11/01/25	425	428,611
Series A, 5.00%, 06/01/25	280	299,199
West Virginia Commissioner of Highways RB
Series A, 5.00%, 09/01/23	425	436,291
Series A, 5.00%, 09/01/26	1,020	1,111,736

		14,635,653

Wisconsin — 1.7%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/30 (PR 06/01/24)	1,805	1,879,557
5.00%, 06/01/31 (PR 06/01/24)	1,000	1,041,306
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/23	185	188,729
Series A, 5.00%, 06/01/26	1,355	1,480,816
State of Wisconsin GO
5.00%, 11/01/22	1,895	1,903,504
5.00%, 05/01/32 ( 05/01/25)	2,000	2,134,228
Series D, 5.00%, 05/01/23	355	361,321
Series 1, 5.00%, 11/01/22	2,025	2,034,088
Series 1, 5.00%, 05/01/23	12,310	12,529,177
Series 1, 5.00%, 11/01/23	2,515	2,591,648
Series 1, 5.00%, 05/01/24 (Call 05/01/23)	1,390	1,414,656
Series 1, 5.00%, 11/01/24	620	654,200
Series 1, 5.00%, 11/01/25 (Call 05/01/25)	3,140	3,352,417
Series 1, 5.00%, 05/01/26	9,185	10,019,980
Series 2, 5.00%, 11/01/22	15,740	15,810,636
Series 2, 5.00%, 11/01/23	75	77,286
Series 2, 5.00%, 11/01/24	11,815	12,466,731
Series 2, 5.00%, 11/01/25	4,475	4,830,376
Series 2, 5.00%, 11/01/26	3,770	4,156,504
Series 2021-2, 5.00%, 05/01/25	1,330	1,419,617
Series 3, 5.00%, 11/01/22	195	195,875
Series 3, 5.00%, 11/01/23 (Call 11/01/22)	7,455	7,487,048
Series 3, 5.00%, 11/01/25 (PR 11/01/22)	135	135,608
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	5,355	5,649,227
Series A, 5.00%, 05/01/23	1,000	1,017,805
Series A, 5.00%, 05/01/24	9,305	9,704,585
Series A, 5.00%, 05/01/32 (PR 05/01/23)	5,045	5,132,807
Series A, 5.00%, 05/01/35 (PR 05/01/23)	100	101,740
Series B, 5.00%, 05/01/24	945	985,581
Series B, 5.00%, 05/01/25	7,465	7,968,001
Series B, 5.00%, 05/01/26	5,725	6,245,442
State of Wisconsin RB, Series A, 5.00%, 05/01/24	640	667,483

100	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Wisconsin Department of Transportation RB
4.00%, 07/01/25 ( 07/01/24)	$11,200	$11,513,995
Series 1, 5.00%, 07/01/25	260	278,345
Series 1, 5.00%, 07/01/32 (PR 07/01/24)	1,100	1,151,512
Series 1, 5.00%, 07/01/34 (PR 07/01/24)	3,050	3,192,830
Series 1, 5.00%, 07/01/35 (PR 07/01/24)	2,780	2,910,186
Series A, 5.00%, 07/01/24	5,230	5,475,879

		150,160,726

Total Long-Term Investments — 99.3% (Cost: $9,098,567,002)		8,878,002,959

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 1.19%(d)(e)	3,410	3,410,717

Total Short-Term Securities — 0.0% (Cost: $3,410,018)		3,410,717

Total Investments in Securities — 99.3% (Cost: $9,101,977,020)		8,881,413,676

Other Assets Less Liabilities — 0.7%		62,027,991

Net Assets — 100.0%		$8,943,441,667

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includesthe reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$55,459,779	$—	$(52,056,514	)(a)	$7,595	$(143)	$3,410,717	3,410	$153,847	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$8,878,002,959	$—	$8,878,002,959
Money Market Funds	3,410,717	—	—	3,410,717

	$3,410,717	$8,878,002,959	$—	$8,881,413,676

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	101

Statements of Assets and Liabilities (unaudited)

August 31, 2022

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

ASSETS
Investments, at value — unaffiliated(a)	$1,811,082,047	$27,228,261,327	$504,076,550	$8,878,002,959
Investments, at value — affiliated(b)	5,967,838	145,239,030	6,305,403	3,410,717
Receivables:
Investments sold	—	47,284,677	—	—
Capital shares sold	—	—	—	31,233,327
Dividends — unaffiliated	10,712	62,265	5,868	65,203
Interest — unaffiliated	20,180,660	307,229,831	6,136,695	104,984,525

Total assets	1,837,241,257	27,728,077,130	516,524,516	9,017,696,731

LIABILITIES
Payables:
Investments purchased	—	12,951,619	—	73,724,530
Capital shares redeemed	—	126,912,311	—	—
Investment advisory fees	395,961	1,713,691	111,437	530,534

Total liabilities	395,961	141,577,621	111,437	74,255,064

NET ASSETS	$1,836,845,296	$27,586,499,509	$516,413,079	$8,943,441,667

NET ASSETS CONSIST OF
Paid-in capital	$1,940,878,400	$28,988,567,728	$548,030,840	$9,159,403,302
Accumulated loss	(104,033,104)	(1,402,068,219)	(31,617,761)	(215,961,635)

NET ASSETS	$1,836,845,296	$27,586,499,509	$516,413,079	$8,943,441,667

NET ASSET VALUE
Shares outstanding	32,600,000	260,800,000	9,850,000	86,100,000

Net asset value	$56.34	$105.78	$52.43	$103.87

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$1,902,824,753	$28,493,656,468	$535,309,022	$9,098,567,002
(b) Investments, at cost — affiliated	$5,967,860	$145,232,324	$6,305,403	$3,410,018

See notes to financial statements.

102	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2022

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$26,111	$421,117	$14,244	$153,847
Interest — unaffiliated	18,632,469	281,206,709	5,909,603	34,208,891

Total investment income	18,658,580	281,627,826	5,923,847	34,362,738

EXPENSES
Investment advisory fees	2,282,340	9,488,794	669,817	2,912,014

Total expenses	2,282,340	9,488,794	669,817	2,912,014

Net investment income	16,376,240	272,139,032	5,254,030	31,450,724

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,456,522)	(119,453,442)	(1,176,040)	(123,461)
Investments — affiliated	108	131,422	—	7,595
In-kind redemptions — unaffiliated(a)	(8,424,639)	(18,969,552)	—	—

	(12,881,053)	(138,291,572)	(1,176,040)	(115,866)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(107,239,988)	(1,369,648,367)	(35,474,729)	(128,948,519)
Investments — affiliated	(22)	(12,967)	—	(143)

	(107,240,010)	(1,369,661,334)	(35,474,729)	(128,948,662)

Net realized and unrealized loss	(120,121,063)	(1,507,952,906)	(36,650,769)	(129,064,528)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(103,744,823)	$(1,235,813,874)	$(31,396,739)	$(97,613,804)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	103

Statements of Changes in Net Assets

	iShares California Muni Bond ETF		iShares National Muni Bond ETF

	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,376,240	$29,387,521	$272,139,032	$414,757,043
Net realized loss	(12,881,053)	(1,396,110)	(138,291,572)	(9,072,768)
Net change in unrealized appreciation (depreciation)	(107,240,010)	(53,437,647)	(1,369,661,334)	(631,811,894)

Net decrease in net assets resulting from operations	(103,744,823)	(25,446,236)	(1,235,813,874)	(226,127,619)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(16,276,077)	(29,065,284)	(259,248,130)	(410,681,001)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	117,564,500	185,326,311	4,893,361,872	4,010,896,797

NET ASSETS
Total increase (decrease) in net assets	(2,456,400)	130,814,791	3,398,299,868	3,374,088,177
Beginning of period	1,839,301,696	1,708,486,905	24,188,199,641	20,814,111,464

End of period	$1,836,845,296	$1,839,301,696	$27,586,499,509	$24,188,199,641

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

104	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares New York Muni Bond ETF		iShares Short-Term National Muni Bond ETF

	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,254,030	$9,718,004	$31,450,724	$37,599,144
Net realized gain (loss)	(1,176,040)	7,941	(115,866)	(189,716)
Net change in unrealized appreciation (depreciation)	(35,474,729)	(13,810,299)	(128,948,662)	(129,908,263)

Net decrease in net assets resulting from operations	(31,396,739)	(4,084,354)	(97,613,804)	(92,498,835)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,246,558)	(9,703,021)	(29,361,498)	(36,597,404)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	8,954,898	60,647,956	1,551,848,209	3,260,788,602

NET ASSETS
Total increase (decrease) in net assets	(27,688,399)	46,860,581	1,424,872,907	3,131,692,363
Beginning of period	544,101,478	497,240,897	7,518,568,760	4,386,876,397

End of period	$516,413,079	$544,101,478	$8,943,441,667	$7,518,568,760

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	105

Financial Highlights

(For a share outstanding throughout each period)

	iShares California Muni Bond ETF
	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18 (a)

Net asset value, beginning of period	$60.11		$61.79	$62.85	$58.68	$58.11	$58.06

Net investment income(b)	0.52		0.98	1.10	1.25	1.28	1.25
Net realized and unrealized gain (loss)(c)	(3.77)		(1.68)	(1.05)	4.16	0.56	0.04

Net increase (decrease) from investment operations	(3.25)		(0.70)	0.05	5.41	1.84	1.29

Distributions from net investment income(d)	(0.52)		(0.98)	(1.11)	(1.24)	(1.27)	(1.24)

Net asset value, end of period	$56.34		$60.11	$61.79	$62.85	$58.68	$58.11

Total Return(e)
Based on net asset value	(5.42	)%(f)	(1.13)%	0.06%	9.30%	3.22%	2.21%

Ratios to Average Net Assets(g)
Total expenses	0.25	%(h)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.79	%(h)	1.59%	1.77%	2.05%	2.20%	2.12%

Supplemental Data
Net assets, end of period (000)	$1,836,845		$1,839,302	$1,708,487	$1,580,727	$1,094,358	$886,116

Portfolio turnover rate(i)	7	%(f)	8%	8%	9%	32%	32%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

106	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares National Muni Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$112.61		$115.31	$117.12	$109.84	$108.64	$108.92

Net investment income(a)	1.09		2.07	2.42	2.75	2.77	2.51
Net realized and unrealized gain (loss)(b)		(6.87)	(2.69)	(1.79)	7.27	1.14	(0.29)

Net increase (decrease) from investment operations		(5.78)	(0.62)	0.63	10.02	3.91	2.22

Distributions from net investment income(c)		(1.05)	(2.08)	(2.44)	(2.74)	(2.71)	(2.50)

Net asset value, end of period	$105.78		$112.61	$115.31	$117.12	$109.84	$108.64

Total Return(d)
Based on net asset value	(5.16	)%(e)	(0.54)%	0.55%	9.21%	3.67%	2.04%

Ratios to Average Net Assets(f)
Total expenses	0.07	%(g)	0.07%	0.07%	0.07%	0.12%	0.25%

Total expenses after fees waived	0.07	%(g)	0.07%	0.07%	0.07%	0.11%	0.25%

Net investment income	2.01	%(g)	1.78%	2.10%	2.42%	2.55%	2.28%

Supplemental Data
Net assets, end of period (000)	$27,586,500		$24,188,200	$20,814,111	$16,548,522	$11,412,142	$9,082,004

Portfolio turnover rate(h)	11	%(e)	9%	10%	8%	10%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	107

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares New York Muni Bond ETF
	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18 (a)

Net asset value, beginning of period	$56.09		$57.48	$58.43	$55.12	$54.66	$55.04

Net investment income(b)	0.53		1.06	1.15	1.24	1.36	1.34
Net realized and unrealized gain (loss)(c)		(3.66)	(1.39)	(0.96)	3.31	0.46	(0.35)

Net increase (decrease) from investment operations		(3.13)	(0.33)	0.19	4.55	1.82	0.99

Distributions
From net investment income		(0.53)	(1.06)	(1.14)	(1.24)	(1.36)	(1.32)
From net realized gain	—		—	—	—	—	(0.05)

Total distributions		(0.53)	(1.06)	(1.14)	(1.24)	(1.36)	(1.37)

Net asset value, end of period	$52.43		$56.09	$57.48	$58.43	$55.12	$54.66

Total Return(d)
Based on net asset value	(5.61	)%(e)	(0.57)%	0.34%	8.33%	3.39%	1.79%

Ratios to Average Net Assets(f)
Total expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.96	%(g)	1.83%	2.00%	2.18%	2.49%	2.40%

Supplemental Data
Net assets, end of period (000)	$516,413		$544,101	$497,241	$487,913	$344,518	$295,157

Portfolio turnover rate(h)	7	%(e)	8%	5%	7%	19%	31%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Short-Term National Muni Bond ETF
	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$105.52		$107.39	$107.38	$105.70	$104.90	$105.74

Net investment income(a)	0.40		0.70	1.25	1.69	1.52	1.03
Net realized and unrealized gain (loss)(b)		(1.68)	(1.84)	0.05	1.67	0.72	(0.86)

Net increase (decrease) from investment operations		(1.28)	(1.14)	1.30	3.36	2.24	0.17

Distributions from net investment income(c)		(0.37)	(0.73)	(1.29)	(1.68)	(1.44)	(1.01)

Net asset value, end of period	$103.87		$105.52	$107.39	$107.38	$105.70	$104.90

Total Return(d)
Based on net asset value	(1.21	)%(e)	(1.03)%	1.19%	3.19%	2.15%	0.16%

Ratios to Average Net Assets(f)
Total expenses	0.07	%(g)	0.07%	0.07%	0.07%	0.12%	0.25%

Total expenses after fees waived	0.07	%(g)	0.07%	0.07%	0.07%	0.11%	0.25%

Net investment income	0.76	%(g)	0.65%	1.16%	1.59%	1.45%	0.97%

Supplemental Data
Net assets, end of period (000)	$8,943,442		$7,518,569	$4,386,876	$3,103,353	$2,172,034	$1,536,791

Portfolio turnover rate(h)	11	%(e)	16%	18%	19%	24%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	109

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

California Muni Bond	Non-diversified
National Muni Bond	Diversified
New York Muni Bond	Non-diversified
Short-Term National Muni Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

110	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

California Muni Bond	0.25%
National Muni Bond	0.07
New York Muni Bond	0.25
Short-Term National Muni Bond	0.07

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Notes to Financial Statements (unaudited) (continued)

For six months ended August 31, 2022, there were no fees waived by BFA pursuant to this arrangement.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

National Muni Bond	$15,000,542	$20,002,301	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

California Muni Bond	$357,310,206	$128,281,904
National Muni Bond	8,007,677,532	2,915,548,187
New York Muni Bond	48,642,712	35,987,310
Short-Term National Muni Bond	2,590,859,265	877,117,734

For the six months ended August 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

California Muni Bond	$—	$110,495,185
National Muni Bond	500,614,718	422,029,649
Short-Term National Muni Bond	62,625,816	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

California Muni Bond	$2,293,834
National Muni Bond	49,759,615
New York Muni Bond	112,358
Short-Term National Muni Bond	2,280,448

112	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of August 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Muni Bond	$1,908,896,995	$5,826,854	$ (97,656,885)	$ (91,830,031)
National Muni Bond	28,640,382,229	59,696,006	(1,326,577,878)	(1,266,881,872)
New York Muni Bond	541,614,486	434,603	(31,667,136)	(31,232,533)
Short-Term National Muni Bond	9,102,166,411	1,767,111	(222,519,846)	(220,752,735)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Notes to Financial Statements (unaudited) (continued)

low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/22		Year Ended 02/28/22
iShares ETF	Shares	Amount	Shares	Amount
California Muni Bond
Shares sold	5,850,000	$334,144,654	4,950,000	$307,285,363
Shares redeemed	(3,850,000)	(216,580,154)	(2,000,000)	(121,959,052)

	2,000,000	$117,564,500	2,950,000	$185,326,311

National Muni Bond
Shares sold	69,300,000	$7,400,715,744	45,500,000	$5,291,962,208
Shares redeemed	(23,300,000)	(2,507,353,872)	(11,200,000)	(1,281,065,411)

	46,000,000	$4,893,361,872	34,300,000	$4,010,896,797

New York Muni Bond
Shares sold	450,000	$24,609,964	1,050,000	$60,647,956
Shares redeemed	(300,000)	(15,655,066)	—	—

	150,000	$8,954,898	1,050,000	$60,647,956

Short-Term National Muni Bond
Shares sold	14,850,000	$1,551,848,209	30,400,000	$3,260,788,602

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF, iShares Short-Term National Muni Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	115

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	117

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

CR	Custodian Receipt

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

SCSDE	South Carolina State Department of Education

ST	Special Tax

TA	Tax Allocation

118	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-206-0822

AUGUST 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares BBB Rated Corporate Bond ETF | LQDB | NYSE Arca

•	iShares Broad USD Investment Grade Corporate Bond ETF | USIG | NASDAQ

•	iShares 1-5 Year Investment Grade Corporate Bond ETF | IGSB | NASDAQ

•	iShares 5-10 Year Investment Grade Corporate Bond ETF | IGIB | NASDAQ

•	iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we are likely to see a period of slowing growth paired with relatively high inflation.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(8.84)%	(11.23)%

U.S. small cap equities (Russell 2000® Index)	(9.31)	(17.88)

International equities (MSCI Europe, Australasia, Far East Index)	(13.97)	(19.80)

Emerging market equities (MSCI Emerging Markets Index)	(13.30)	(21.80)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.36	0.39

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(9.71)	(13.27)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(7.76)	(11.52)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(5.72)	(8.63)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.78)	(10.61)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2022	iShares® BBB Rated Corporate Bond ETF

Investment Objective

The iShares BBB Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of BBB (or its equivalent) fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporate issuers, as represented by the iBoxx USD Liquid Investment Grade BBB 0+ Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(9.48)%	(15.04)%	(9.35)%	(15.04)%	(11.89)%
Fund Market	(9.81)	(15.29)	(9.51)	(15.29)	(12.09)
Index	(9.41)	(14.99)	(9.38)	(14.99)	(11.88)

The inception date of the Fund was 5/18/21. The first day of secondary market trading was 5/20/21.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$905.20	$0.72	$1,000.00	$1,024.40	$0.77	0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)
A	3.1%
Baa	92.5
Ba	3.1
Not Rated	1.3

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)
0-1 Year	3.1%
1-5 Years	35.3
5-10 Years	27.8
10-15 Years	4.0
15-20 Years	6.3
More than 20 Years	23.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF

Investment Objective

The iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds, as represented by the ICE BofA US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(9.11)%	(14.59)%	0.94%	2.06%	(14.59)%	4.81%	22.62%
Fund Market	(9.59)	(14.82)	0.86	1.98	(14.82)	4.35	21.72
Index	(9.18)	(14.69)	1.08	2.24	(14.69)	5.53	24.75

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA US Corporate Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE BofA US Corporate Index. Historical index data from August 01, 2018 through February 28, 2021 is for the 3pm pricing variant of the ICE BofA US Corporate Index. Historical index data prior to August 01, 2018 is for the Bloomberg Barclays U.S. Credit Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$908.90	$0.19	$1,000.00	$1,025.00	$0.20	0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	2.3%
Aa	6.3
A	39.7
Baa	48.1
Ba	1.4
Not Rated	2.2

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)
1-5 Years	37.0%
5-10 Years	27.8
10-15 Years	6.1
15-20 Years	7.9
More than 20 Years	21.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between one and five years, as represented by the ICE BofA 1-5 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(3.48)%	(6.29)%	1.41%	1.36%	(6.29)%	7.26%	14.44%
Fund Market	(3.68)	(6.39)	1.37	1.33	(6.39)	7.06	14.10
Index	(3.77)	(6.66)	1.52	1.57	(6.66)	7.86	16.85

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 1-5 Year US Corporate Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE BofA 1-5 Year US Corporate Index. Historical index from August 01, 2020 through February 28, 2021 is for the 3pm pricing variant of the ICE BofA 1-5 Year US Corporate Index. Historical Index data prior to August 01, 2018 is for the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$965.20	$0.30		$1,000.00	$1,024.90	$0.31		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.3%
Aa	5.7
A	45.1
Baa	43.6
Ba	1.1
Not Rated	2.2

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
1-2 Years	20.6%
2-3 Years	29.9
3-4 Years	24.7
4-5 Years	19.8
5-6 Years	4.4
6-7 Years	0.1
7-8 Years	0.2
8-9 Years	0.1
9-10 Years	0.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years, as represented by the ICE BofA 5-10 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(8.92)%	(13.88)%	1.35%	1.95%	(13.88)%	6.95%	21.36%
Fund Market	(9.27)	(14.08)	1.30	1.90	(14.08)	6.66	20.67
Index	(9.02)	(14.03)	1.44	2.12	(14.03)	7.39	23.30

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 5-10 Year US Corporate Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE BofA 5-10 Year US Corporate Index. Historical index data from August 01, 2018 through February 28, 2021 is for the 3pm pricing variant of the ICE BofAML 5-10 Year US Corporate Index. Historical Index data prior to August 01, 2018 is for the Bloomberg Barclays U.S. Intermediate Credit Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$910.80	$0.29		$1,000.00	$1,024.90	$0.31		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	1.3%
Aa	4.4
A	37.3
Baa	53.0
Ba	1.7
Not Rated	2.3

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
5-10 Years	92.4%
10-15 Years	6.4
More than 20 Years	1.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years, as represented by the ICE BofA 10+ Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(14.91)%	(22.91)%	0.51%	2.44%	(22.91)%	2.59%	27.27%
Fund Market	(15.57)	(23.20)	0.46	2.33	(23.20)	2.32	25.88
Index	(14.95)	(22.96)	0.71	2.76	(22.96)	3.58	31.25

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 10+ Year US Corporate Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE BofA 10+ Year US Corporate Index. Historical index data from August 01, 2018 through February 28, 2021 is for the 3pm pricing variant of the ICE BofA 10+ Year US Corporate Index. Historical Index data prior to August 01, 2018 is for the Bloomberg Barclays U.S. Long Credit Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$850.90	$0.28		$1,000.00	$1,024.90	$0.31		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	3.4%
Aa	8.7
A	37.2
Baa	47.4
Ba	1.5
Not Rated	1.8

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
10-15 Years	12.3%
15-20 Years	23.9
More than 20 Years	63.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) August 31, 2022	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)(a)	$35	$33,586
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	50	41,767

		75,353

Aerospace & Defense — 3.1%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	250	229,085
4.88%, 05/01/25 (Call 04/01/25)	200	200,535
5.04%, 05/01/27 (Call 03/01/27)	100	99,730
5.15%, 05/01/30 (Call 02/01/30)	100	98,300
5.71%, 05/01/40 (Call 11/01/39)	110	105,041
5.81%, 05/01/50 (Call 11/01/49)	125	119,401
5.93%, 05/01/60 (Call 11/01/59)	90	85,556
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	100	98,323
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	150	142,504
4.03%, 10/15/47 (Call 04/15/47)	75	65,912
5.25%, 05/01/50 (Call 11/01/49)	25	26,231
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	50	34,968
4.13%, 11/16/28 (Call 08/16/28)	200	195,894
4.50%, 06/01/42	100	94,008
4.63%, 11/16/48 (Call 05/16/48)	150	141,986

		1,737,474

Agriculture — 1.9%
Altria Group Inc.
4.40%, 02/14/26 (Call 12/14/25)(a)	100	99,518
4.80%, 02/14/29 (Call 11/14/28)	50	48,412
5.80%, 02/14/39 (Call 08/14/38)	100	92,151
5.95%, 02/14/49 (Call 08/14/48)	150	134,442
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)	50	40,022
3.22%, 08/15/24 (Call 06/15/24)	100	97,665
3.56%, 08/15/27 (Call 05/15/27)	150	137,891
4.39%, 08/15/37 (Call 02/15/37)	100	79,081
4.54%, 08/15/47 (Call 02/15/47)	175	127,858
4.74%, 03/16/32 (Call 12/16/31)	75	67,300
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	50	41,984
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	100	98,996

		1,065,320

Apparel — 0.2%
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	100	95,410

Auto Manufacturers — 1.8%
General Motors Co.
6.25%, 10/02/43(a)	135	129,252
6.60%, 04/01/36 (Call 10/01/35)	50	50,641
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	350	308,574
1.70%, 08/18/23	400	389,678
2.35%, 01/08/31 (Call 10/08/30)	175	135,518

		1,013,663

Auto Parts & Equipment — 0.2%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	35	21,596
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	30	25,253
4.15%, 05/01/52 (Call 11/01/51)	25	18,547
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	50	45,468

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	$25	$21,487

		132,351

Banks — 8.7%
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31)(b)	200	155,003
3.65%, 03/16/25	300	291,156
Citigroup Inc.
3.50%, 05/15/23	300	299,182
4.45%, 09/29/27	150	146,459
4.60%, 03/09/26	100	99,831
4.75%, 05/18/46	75	67,417
6.63%, 06/15/32	50	54,189
6.68%, 09/13/43	50	56,614
Cooperatieve Rabobank U.A., 4.38%, 08/04/25	250	245,597
Credit Suisse Group AG, 4.55%, 04/17/26	250	240,114
Deutsche Bank AG/New York NY, 2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	400	352,856
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	200	200,250
8.25%, 03/01/38	40	51,506
Goldman Sachs Group Inc. (The)
4.25%, 10/21/25	100	98,589
5.15%, 05/22/45	25	23,656
6.75%, 10/01/37	200	221,241
HSBC Holdings PLC
4.25%, 08/18/25	300	294,755
6.50%, 05/02/36	100	104,242
6.50%, 09/15/37	100	104,116
Lloyds Banking Group PLC, 4.65%, 03/24/26	200	195,175
Morgan Stanley, 5.00%, 11/24/25	200	203,077
NatWest Group PLC
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	200	197,457
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(b)	200	186,038
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	250	239,051
Santander UK Group Holdings PLC, 1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(b)	300	280,811
Wells Fargo & Co.
4.30%, 07/22/27	100	98,243
4.75%, 12/07/46	25	22,816
4.90%, 11/17/45	275	254,198
Westpac Banking Corp.
2.96%, 11/16/40	60	42,664
3.13%, 11/18/41	25	17,993

		4,844,296

Beverages — 2.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	100	98,273
4.70%, 02/01/36 (Call 08/01/35)	200	192,767
4.90%, 02/01/46 (Call 08/01/45)	275	260,624
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	125	117,604
4.60%, 04/15/48 (Call 10/15/47)	100	90,502
4.60%, 06/01/60 (Call 12/01/59)	150	133,146
5.45%, 01/23/39 (Call 07/23/38)	50	51,175
5.55%, 01/23/49 (Call 07/23/48)	150	155,024
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	75	61,079

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.70%, 12/06/26 (Call 09/06/26)	$75	$72,645
3.75%, 05/01/50 (Call 11/01/49)	60	47,403
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 10/03/22)	200	190,022
2.25%, 03/15/31 (Call 12/15/30)	50	41,166
3.35%, 03/15/51 (Call 09/15/50)	60	43,305
Molson Coors Beverage Co., 4.20%, 07/15/46 (Call 01/15/46)	60	49,600

		1,604,335

Biotechnology — 3.0%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	100	91,885
2.30%, 02/25/31 (Call 11/25/30)	100	84,717
2.77%, 09/01/53 (Call 03/01/53)	50	33,143
2.80%, 08/15/41 (Call 02/15/41)	75	56,021
3.63%, 05/22/24 (Call 02/22/24)	200	199,026
4.40%, 05/01/45 (Call 11/01/44)	60	53,781
4.66%, 06/15/51 (Call 12/15/50)	200	187,452
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	75	74,100
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	60	40,877
3.25%, 02/15/51 (Call 08/15/50)	25	17,428
4.05%, 09/15/25 (Call 06/15/25)	150	149,069
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/12/22)	150	144,912
1.65%, 10/01/30 (Call 07/01/30)	200	162,570
4.75%, 03/01/46 (Call 09/01/45)	100	95,212
4.80%, 04/01/44 (Call 10/01/43)	110	104,530
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	25	19,903
2.80%, 09/15/50 (Call 03/15/50)	30	20,064
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	100	90,876
3.30%, 09/02/40 (Call 03/02/40)	50	37,119
3.35%, 09/02/51 (Call 03/02/51)	35	23,307

		1,685,992

Building Materials — 0.6%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	28	26,610
2.49%, 02/15/27 (Call 12/15/26)	100	92,060
3.58%, 04/05/50 (Call 10/05/49)	75	56,994
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	50	40,169
Martin Marietta Materials Inc., 3.20%, 07/15/51 (Call 01/15/51)	50	35,030
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	50	45,101
4.50%, 06/15/47 (Call 12/15/46)	25	22,131

		318,095

Chemicals — 2.0%
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	25	25,016
6.33%, 07/15/29 (Call 05/15/29)	25	24,854
CF Industries Inc., 5.38%, 03/15/44	50	46,410
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	75	61,292
3.60%, 11/15/50 (Call 05/15/50)(a)	135	102,430
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)	150	151,263
5.42%, 11/15/48 (Call 05/15/48)(a)	60	59,004

Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	$50	$48,885
4.65%, 10/15/44 (Call 04/15/44)	30	25,909
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	25	22,320
4.50%, 10/01/49 (Call 04/01/49)	15	12,518
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)	35	32,201
LYB International Finance III LLC
3.80%, 10/01/60 (Call 04/01/60)	25	17,699
4.20%, 05/01/50 (Call 11/01/49)	135	108,886
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	100	97,102
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	50	44,249
3.95%, 05/13/50 (Call 11/13/49)	25	21,262
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)	100	95,562
4.50%, 06/01/47 (Call 12/01/46)	60	53,570
Westlake Corp., 5.00%, 08/15/46 (Call 02/15/46)	40	37,078

		1,087,510

Commercial Services — 0.9%
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	50	43,363
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	50	40,321
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	200	176,358
4.15%, 08/15/49 (Call 02/15/49)(a)	25	19,104
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	50	40,328
2.55%, 08/18/60 (Call 02/18/60)	50	30,710
2.75%, 08/19/41 (Call 02/19/41)	50	36,528
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	35	24,495
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	50	48,185
Verisk Analytics Inc., 3.63%, 05/15/50 (Call 11/15/49)	25	19,288

		478,680

Computers — 1.6%
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(c)	75	49,069
6.02%, 06/15/26 (Call 03/15/26)(a)	200	207,652
8.10%, 07/15/36 (Call 01/15/36)	50	58,100
8.35%, 07/15/46 (Call 01/15/46)	10	12,084
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	160	153,628
6.35%, 10/15/45 (Call 04/15/45)	40	39,904
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	100	94,460
2.65%, 06/17/31 (Call 03/17/31)	50	39,783
4.75%, 01/15/28 (Call 12/15/27)	50	49,175
6.00%, 09/15/41	25	24,157
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)(c)	50	38,528
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	50	46,203
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	50	48,133

		860,876

Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	300	263,938
3.15%, 02/15/24 (Call 01/15/24)	150	145,748
3.40%, 10/29/33 (Call 07/29/33)	150	117,483
4.63%, 10/15/27 (Call 08/15/27)	150	141,614
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	100	94,426

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.10%, 09/01/28 (Call 07/01/28)	$150	$123,223
2.88%, 01/15/26 (Call 12/15/25)	100	92,230
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	100	82,838
8.00%, 11/01/31	50	55,844
Blackstone Private Credit Fund
3.25%, 03/15/27	75	64,407
4.70%, 03/24/25(a)	50	48,375
Capital One Financial Corp., 2.60%, 05/11/23 (Call 04/11/23)	400	396,641
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)(a)	25	16,415
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	200	192,204
Jefferies Group LLC, 6.25%, 01/15/36	50	50,450
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	50	39,864
3.25%, 04/28/50 (Call 10/28/49)	25	18,427
Nomura Holdings Inc., 1.85%, 07/16/25	200	184,001
Synchrony Financial, 4.25%, 08/15/24 (Call 05/15/24)	250	247,061

		2,375,189

Electric — 4.4%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	100	82,658
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	50	41,222
Constellation Energy Generation LLC, 6.25%, 10/01/39	25	26,546
Dominion Energy Inc.
Series B, 3.30%, 04/15/41 (Call 10/15/40)	50	39,579
Series C, 3.38%, 04/01/30 (Call 01/01/30)	100	91,057
DTE Energy Co., Series C, 2.53%, 10/01/24(d)	100	96,284
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	100	84,438
3.50%, 06/15/51 (Call 12/15/50)	50	37,530
3.75%, 04/15/24 (Call 01/15/24)	200	199,327
3.75%, 09/01/46 (Call 03/01/46)	75	59,105
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	40	34,747
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	100	81,185
Eversource Energy, 2.90%, 03/01/27 (Call 02/01/27)	100	93,891
Exelon Corp.
4.05%, 04/15/30 (Call 01/15/30)(a)	50	47,825
4.70%, 04/15/50 (Call 10/15/49)	75	70,000
Georgia Power Co.
5.13%, 05/15/52 (Call 11/15/51)	25	25,008
Series A, 3.25%, 03/15/51 (Call 09/15/50)	75	55,063
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	200	168,523
4.45%, 06/20/25	100	100,466
Pacific Gas and Electric Co.
3.25%, 06/01/31 (Call 03/01/31)	100	80,807
3.50%, 08/01/50 (Call 02/01/50)(a)	50	33,221
4.00%, 12/01/46 (Call 06/01/46)	50	34,515
4.55%, 07/01/30 (Call 01/01/30)	125	111,181
4.95%, 07/01/50 (Call 01/01/50)	125	99,776
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)	50	41,648
Sempra Energy
3.40%, 02/01/28 (Call 11/01/27)	50	47,291
4.00%, 02/01/48 (Call 08/01/47)	60	50,183
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	200	198,504
3.25%, 07/01/26 (Call 04/01/26)	120	114,682
4.40%, 07/01/46 (Call 01/01/46)	70	61,643
WEC Energy Group Inc., 2.20%, 12/15/28 (Call 10/15/28)	50	43,381

Security	Par (000)	Value

Electric (continued)
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	$100	$87,611

		2,438,897

Electronics — 0.5%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	50	41,234
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	50	41,253
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	45	36,718
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	60	56,983
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	50	47,170
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	50	43,632

		266,990

Entertainment — 1.2%
Magallanes Inc.
3.43%, 03/15/24(c)	250	244,228
4.28%, 03/15/32 (Call 12/15/31)(c)	250	217,209
5.14%, 03/15/52 (Call 09/15/51)(c)	275	220,015

		681,452

Environmental Control — 0.7%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	200	190,618
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	50	41,103
2.95%, 01/15/52 (Call 07/15/51)	35	25,185
3.20%, 06/01/32 (Call 03/01/32)	50	44,481
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	50	40,008
4.15%, 07/15/49 (Call 01/15/49)	35	32,085

		373,480

Food — 3.3%
Campbell Soup Co.
4.15%, 03/15/28 (Call 12/15/27)	50	49,131
4.80%, 03/15/48 (Call 09/15/47)	25	23,232
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	100	83,672
5.40%, 11/01/48 (Call 05/01/48)	35	33,150
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	25	18,236
4.00%, 04/17/25 (Call 02/17/25)	50	49,854
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	25	19,960
3.50%, 03/15/25	150	148,004
4.38%, 03/15/45	25	21,588
Kellogg Co.
3.40%, 11/15/27 (Call 08/15/27)	100	95,127
4.50%, 04/01/46	25	22,835
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	250	212,528
5.00%, 07/15/35 (Call 01/15/35)	50	48,699
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	50	42,118
3.95%, 01/15/50 (Call 07/15/49)	25	21,253
4.45%, 02/01/47 (Call 08/01/46)	50	45,503
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	150	133,532
1.85%, 02/15/31 (Call 11/15/30)(a)	25	19,904
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	200	187,131
2.63%, 09/04/50 (Call 03/04/50)	40	26,735
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	35	25,225
3.30%, 07/15/26 (Call 04/15/26)	175	169,358

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.95%, 04/01/30 (Call 01/01/30)	$50	$53,490
6.60%, 04/01/50 (Call 10/01/49)	30	34,807
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	100	99,300
4.35%, 03/01/29 (Call 12/01/28)	75	74,090
5.10%, 09/28/48 (Call 03/28/48)	60	59,402

		1,817,864

Forest Products & Paper — 0.1%
International Paper Co., 4.40%, 08/15/47 (Call 02/15/47)	75	65,526

Gas — 0.3%
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	25	20,446
NiSource Inc.
3.60%, 05/01/30 (Call 02/01/30)	75	68,991
4.38%, 05/15/47 (Call 11/15/46)	75	66,148

		155,585

Health Care - Products — 1.1%
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)	150	135,068
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	35	32,955
2.65%, 06/01/30 (Call 03/01/30)	35	30,578
4.70%, 03/01/49 (Call 09/01/48)	40	38,218
Danaher Corp., 2.80%, 12/10/51 (Call 06/10/51)	25	17,765
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	50	44,974
3.25%, 11/15/39 (Call 05/15/39)	75	61,958
Koninklijke Philips NV, 6.88%, 03/11/38	25	28,575
PerkinElmer Inc., 1.90%, 09/15/28 (Call 07/15/28)	50	42,219
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	50	39,597
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	50	45,968
4.63%, 03/15/46 (Call 09/15/45)	50	47,348
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	50	41,456

		606,679

Health Care - Services — 2.7%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(a)	60	49,049
6.63%, 06/15/36	25	27,545
Anthem Inc., 0.45%, 03/15/23	100	98,179
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	100	91,350
2.55%, 03/15/31 (Call 12/15/30)	100	85,816
3.60%, 03/15/51 (Call 09/15/50)	175	141,416
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	125	108,957
3.50%, 07/15/51 (Call 01/15/51)	75	51,182
4.13%, 06/15/29 (Call 03/15/29)	135	124,464
5.00%, 03/15/24	100	100,562
5.25%, 06/15/49 (Call 12/15/48)	75	66,522
5.38%, 02/01/25	100	100,879
Humana Inc.
3.70%, 03/23/29 (Call 02/23/29)	50	47,209
3.85%, 10/01/24 (Call 07/01/24)	75	74,630
3.95%, 08/15/49 (Call 02/15/49)	40	33,754
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	50	45,057
4.70%, 02/01/45 (Call 08/01/44)	40	36,174
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	200	194,772

Security	Par (000)	Value

Health Care - Services (continued)
Universal Health Services Inc., 2.65%, 01/15/32 (Call 10/15/31)(a)(c)	$50	$38,044

		1,515,561

Holding Companies - Diversified — 0.5%
Ares Capital Corp., 2.15%, 07/15/26 (Call 06/15/26)	160	138,933
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)	50	40,758
Owl Rock Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	125	111,895

		291,586

Home Builders — 0.3%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	100	95,324
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	100	97,562

		192,886

Home Furnishings — 0.0%
Whirlpool Corp., 4.60%, 05/15/50 (Call 11/15/49)(a)	30	25,066

Household Products & Wares — 0.1%
Avery Dennison Corp., 2.25%, 02/15/32 (Call 11/15/31)	50	39,219
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	50	40,855

		80,074

Insurance — 1.7%
Alleghany Corp., 3.25%, 08/15/51 (Call 02/15/51)	25	19,042
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	100	98,401
4.38%, 06/30/50 (Call 12/30/49)	75	67,234
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	50	43,710
Aon Global Ltd., 4.75%, 05/15/45 (Call 11/15/44)	50	46,471
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	25	19,515
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	50	42,765
3.95%, 05/25/51 (Call 11/25/50)	25	18,667
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	20	15,784
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/15/27)	75	70,866
Corebridge Financial Inc., 4.40%, 04/05/52 (Call 10/05/51)(c)	50	41,831
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	25	24,595
5.00%, 04/20/48 (Call 10/20/47)	35	32,733
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52 (Call 04/15/52)	50	34,747
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/3)	60	51,171
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	80	70,977
3.60%, 08/19/49 (Call 02/19/49)	25	19,765
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)(c)	25	17,283
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	50	44,245
7.00%, 06/15/40	25	28,087
Markel Corp.
3.45%, 05/07/52 (Call 11/07/51)	25	18,617
5.00%, 04/05/46	35	32,918
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	25	19,044
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	25	19,371
4.50%, 09/15/28 (Call 06/15/28)(a)	50	48,393

		946,232

Internet — 0.8%
eBay Inc.
3.60%, 06/05/27 (Call 03/05/27)	150	145,015
3.65%, 05/10/51 (Call 11/10/50)	25	18,882

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	$60	$51,819
5.00%, 02/15/26 (Call 11/15/25)	100	100,290
Netflix Inc., 5.88%, 11/15/28	100	101,371
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	50	41,221

		458,598

Iron & Steel — 0.4%
ArcelorMittal SA, 4.25%, 07/16/29(a)	50	47,275
Nucor Corp., 2.00%, 06/01/25 (Call 05/01/25)	200	188,739

		236,014

Lodging — 0.1%
Marriott International Inc./MD, Series EE, 5.75%, 05/01/25 (Call 04/01/25)	56	57,697

Machinery — 0.7%
CNH Industrial Capital LLC, 1.88%, 01/15/26 (Call 12/15/25)	100	91,096
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	50	38,824
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	50	42,025
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	110	94,817
3.11%, 02/15/40 (Call 08/15/39)	25	19,164
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	100	97,046

		382,972

Manufacturing — 1.1%
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	75	70,944
Eaton Corp., 4.15%, 11/02/42	40	36,058
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	200	188,546
General Electric Co., 6.75%, 03/15/32	108	122,164
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	75	68,704
3.30%, 11/21/24 (Call 08/21/24)	75	73,708
4.00%, 06/14/49 (Call 12/14/48)	35	29,726

		589,850

Media — 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	200	161,596
3.70%, 04/01/51 (Call 10/01/50)	200	133,369
3.85%, 04/01/61 (Call 10/01/60)	50	32,267
3.95%, 06/30/62 (Call 12/30/61)	75	49,384
4.91%, 07/23/25 (Call 04/23/25)(a)	200	199,385
5.38%, 05/01/47 (Call 11/01/46)	35	29,844
6.48%, 10/23/45 (Call 04/23/45)	250	238,417
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	100	92,205
4.00%, 09/15/55 (Call 03/15/55)	85	56,189
5.20%, 09/20/47 (Call 03/20/47)	50	40,914
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	50	49,478
5.58%, 01/25/49 (Call 07/25/48)	60	57,980
Paramount Global
4.38%, 03/15/43	85	64,255
4.75%, 05/15/25 (Call 04/15/25)	89	89,476
4.95%, 01/15/31 (Call 10/15/30)	75	71,384
4.95%, 05/19/50 (Call 11/19/49)	50	40,866
Thomson Reuters Corp., 5.85%, 04/15/40	25	25,805
Time Warner Cable LLC
6.55%, 05/01/37	50	49,299

Security	Par (000)	Value

Media (continued)
6.75%, 06/15/39	$140	$135,865
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	200	204,544

		1,822,522

Mining — 0.5%
Barrick North America Finance LLC, 5.70%, 05/30/41	60	61,531
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)(a)	100	93,534
5.40%, 11/14/34 (Call 05/14/34)(a)	25	23,710
5.45%, 03/15/43 (Call 09/15/42)(a)	50	44,638
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	60	56,472

		279,885

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/28 (Call 10/01/28)	75	65,950

Oil & Gas — 2.7%
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	50	47,813
6.25%, 03/15/38	35	36,500
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)	25	19,270
5.38%, 07/15/25 (Call 04/15/25)	56	57,429
6.75%, 11/15/39	60	65,031
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	25	19,506
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	50	47,421
5.00%, 06/15/45 (Call 12/15/44)(a)	25	23,078
5.60%, 07/15/41 (Call 01/15/41)	35	34,621
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	100	91,423
4.40%, 03/24/51 (Call 09/24/50)(a)	25	21,271
Hess Corp.
5.60%, 02/15/41	60	57,864
7.30%, 08/15/31	50	55,970
Marathon Oil Corp., 6.60%, 10/01/37	40	42,118
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	100	100,627
6.50%, 03/01/41 (Call 09/01/40)	35	37,835
Phillips 66
3.85%, 04/09/25 (Call 03/09/25)	200	198,317
4.88%, 11/15/44 (Call 05/15/44)	100	95,282
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	150	134,044
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	75	59,271
5.95%, 05/15/35	50	51,300
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)	75	63,141
2.85%, 04/15/25 (Call 03/15/25)	49	47,477
3.65%, 12/01/51 (Call 06/01/51)	25	19,067
6.63%, 06/15/37	60	65,233

		1,490,909

Oil & Gas Services — 0.4%
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	35	30,968
4.85%, 11/15/35 (Call 05/15/35)	50	47,661
5.00%, 11/15/45 (Call 05/15/45)(a)	65	59,127
7.45%, 09/15/39	25	29,068

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	$25	$22,233
3.95%, 12/01/42 (Call 06/01/42)	25	18,098

		207,155

Packaging & Containers — 0.1%
WRKCo Inc., 3.00%, 06/15/33 (Call 03/15/33)	75	62,576

Pharmaceuticals — 6.3%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	300	289,852
2.95%, 11/21/26 (Call 09/21/26)	300	283,027
4.05%, 11/21/39 (Call 05/21/39)	100	87,969
4.25%, 11/21/49 (Call 05/21/49)	175	153,707
4.50%, 05/14/35 (Call 11/14/34)	150	142,738
4.70%, 05/14/45 (Call 11/14/44)	150	139,096
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	50	42,671
4.30%, 12/15/47 (Call 06/15/47)	25	22,449
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	75	61,119
3.36%, 06/06/24 (Call 04/06/24)	91	89,850
3.79%, 05/20/50 (Call 11/20/49)	23	19,060
4.67%, 06/06/47 (Call 12/06/46)(a)	25	23,792
Cardinal Health Inc., 4.37%, 06/15/47 (Call 12/15/46)	25	21,201
Cigna Corp.
3.40%, 03/15/51 (Call 09/15/50)	100	75,425
4.13%, 11/15/25 (Call 09/15/25)	200	198,506
4.38%, 10/15/28 (Call 07/15/28)	200	196,958
4.80%, 07/15/46 (Call 01/16/46)	135	126,372
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)(a)	150	121,925
3.88%, 07/20/25 (Call 04/20/25)	200	198,493
4.30%, 03/25/28 (Call 12/25/27)	117	115,782
4.78%, 03/25/38 (Call 09/25/37)	200	189,816
5.05%, 03/25/48 (Call 09/25/47)	250	239,723
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	40	30,919
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (Call 10/26/23)	200	200,338
5.00%, 11/26/28 (Call 08/26/28)	200	202,780
Viatris Inc.
2.70%, 06/22/30 (Call 03/22/30)	100	78,776
4.00%, 06/22/50 (Call 12/22/49)	75	48,333
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	50	42,090
4.70%, 02/01/43 (Call 08/01/42)	50	47,940

		3,490,707

Pipelines — 7.4%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)	50	42,427
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	50	39,183
5.88%, 03/31/25 (Call 10/02/24)	100	102,056
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	100	80,722
4.00%, 11/15/49 (Call 05/15/49)(a)	75	62,102
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	170	152,927
4.15%, 09/15/29 (Call 06/15/29)	25	22,953
5.00%, 05/15/44 (Call 11/15/43)	25	21,176
5.00%, 05/15/50 (Call 11/15/49)	150	128,517
5.15%, 03/15/45 (Call 09/15/44)	135	116,358

Security	Par (000)	Value

Pipelines (continued)
5.50%, 06/01/27 (Call 03/01/27)	$100	$101,172
5.88%, 01/15/24 (Call 10/15/23)	150	152,042
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	100	88,113
3.20%, 02/15/52 (Call 08/15/51)	60	43,484
3.75%, 02/15/25 (Call 11/15/24)	150	149,102
3.95%, 01/31/60 (Call 07/31/59)	50	38,840
4.20%, 01/31/50 (Call 07/31/49)	50	42,338
4.25%, 02/15/48 (Call 08/15/47)	75	64,127
4.45%, 02/15/43 (Call 08/15/42)	75	66,330
4.85%, 03/15/44 (Call 09/15/43)	50	46,232
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	75	81,177
Kinder Morgan Inc.
3.60%, 02/15/51 (Call 08/15/50)	75	55,814
4.30%, 06/01/25 (Call 03/01/25)	150	149,450
5.55%, 06/01/45 (Call 12/01/44)(a)	100	96,723
7.75%, 01/15/32	75	87,001
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	50	39,093
4.25%, 09/15/46 (Call 03/15/46)	25	20,628
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	50	41,718
4.50%, 04/15/38 (Call 10/15/37)	75	66,136
4.88%, 12/01/24 (Call 09/01/24)	200	201,407
5.50%, 02/15/49 (Call 08/15/48)	100	94,425
ONEOK Inc.
5.20%, 07/15/48 (Call 01/15/48)	100	89,795
5.85%, 01/15/26 (Call 12/15/25)	50	51,307
6.35%, 01/15/31 (Call 10/15/30)	50	52,111
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	75	65,736
4.90%, 02/15/45 (Call 08/15/44)	25	20,287
5.15%, 06/01/42 (Call 12/01/41)	25	20,933
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (Call 11/15/29)	110	105,154
5.63%, 03/01/25 (Call 12/01/24)	100	101,753
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	200	201,047
Targa Resources Corp., 4.20%, 02/01/33 (Call 11/01/32)	75	67,561
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)(a)	100	93,154
2.50%, 10/12/31 (Call 07/12/31)	100	82,191
4.25%, 05/15/28 (Call 02/15/28)	100	97,344
5.10%, 03/15/49 (Call 09/15/48)	45	44,559
6.20%, 10/15/37	50	53,836
7.63%, 01/15/39(a)	75	91,610
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	100	83,497
4.55%, 06/24/24 (Call 03/24/24)	200	200,454
5.10%, 09/15/45 (Call 03/15/45)	135	124,756

		4,140,858

Real Estate Investment Trusts — 4.2%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	100	78,899
4.00%, 02/01/50 (Call 08/01/49)	40	32,844
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	60	41,805
3.80%, 08/15/29 (Call 05/15/29)	200	184,774
5.00%, 02/15/24	200	201,938
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	200	170,813

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	$75	$58,097
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	85	60,911
3.20%, 09/01/24 (Call 07/01/24)	200	196,848
3.80%, 02/15/28 (Call 11/15/27)	200	188,925
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)(a)	150	143,120
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	150	122,444
2.95%, 09/15/51 (Call 03/15/51)	25	16,888
Essex Portfolio LP, 2.65%, 03/15/32 (Call 12/15/31)	25	20,531
Federal Realty OP LP, 4.50%, 12/01/44 (Call 06/01/44)	25	21,832
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	50	48,282
5.38%, 04/15/26 (Call 01/15/26)	60	59,041
Healthcare Realty Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)(a)	150	143,518
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	85	73,060
3.00%, 01/15/30 (Call 10/15/29)	50	44,243
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	50	42,534
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)	50	37,981
Ventas Realty LP, 4.75%, 11/15/30 (Call 08/15/30)	100	97,092
VICI Properties LP, 4.38%, 05/15/25	100	97,656
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)	100	84,280
4.95%, 09/01/48 (Call 03/01/48)	25	23,538
Weyerhaeuser Co., 7.38%, 03/15/32	50	57,429

		2,349,323

Retail — 2.8%
AutoZone Inc., 3.13%, 07/15/23 (Call 04/15/23)	100	99,357
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	40	31,949
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	25	16,564
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	100	92,215
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	100	99,031
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	100	80,168
2.50%, 04/15/26 (Call 01/15/26)	200	190,146
3.70%, 04/15/46 (Call 10/15/45)	160	127,272
4.25%, 04/01/52 (Call 10/01/51)	50	42,689
McDonald’s Corp.
3.60%, 07/01/30 (Call 04/01/30)	100	94,800
3.63%, 09/01/49 (Call 03/01/49)	150	121,091
3.70%, 01/30/26 (Call 10/30/25)	100	99,069
4.88%, 12/09/45 (Call 06/09/45)(a)	50	48,695
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	100	94,776
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)	50	42,889
3.00%, 02/14/32 (Call 11/14/31)(a)	70	61,141
3.50%, 11/15/50 (Call 05/15/50)	100	76,871
3.80%, 08/15/25 (Call 06/15/25)	100	99,331
Walgreens Boots Alliance Inc., 4.80%, 11/18/44 (Call 05/18/44)	60	52,649

		1,570,703

Semiconductors — 2.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	250	240,108
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(c)	250	199,244
3.14%, 11/15/35 (Call 08/15/35)(c)	250	189,094

Security	Par (000)	Value

Semiconductors (continued)
3.42%, 04/15/33 (Call 01/15/33)(c)	$150	$123,558
3.50%, 02/15/41 (Call 08/15/40)(c)	110	82,769
4.00%, 04/15/29 (Call 02/15/29)(c)	25	23,144
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	50	41,061
Microchip Technology Inc., 4.25%, 09/01/25 (Call 10/03/22)	100	99,073
Micron Technology Inc.
3.48%, 11/01/51 (Call 05/01/51)	20	13,311
4.66%, 02/15/30 (Call 11/15/29)	60	56,274
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 05/11/41 (Call 11/11/40)	25	18,150
3.25%, 11/30/51 (Call 05/30/51)	35	23,448
3.88%, 06/18/26 (Call 04/18/26)	100	96,707
4.30%, 06/18/29 (Call 03/18/29)	75	70,727

		1,276,668
Software — 4.5%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	50	33,257
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	50	41,343
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	50	41,899
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	50	50,061
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	40	28,944
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	150	133,645
3.10%, 03/01/41 (Call 09/01/40)	25	18,089
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	200	195,006
3.50%, 07/01/29 (Call 04/01/29)	120	109,683
4.40%, 07/01/49 (Call 01/01/49)	35	30,281
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	100	89,774
2.50%, 04/01/25 (Call 03/01/25)(a)	300	284,708
2.88%, 03/25/31 (Call 12/25/30)	300	248,515
3.40%, 07/08/24 (Call 04/08/24)	200	197,000
3.65%, 03/25/41 (Call 09/25/40)	350	256,700
3.95%, 03/25/51 (Call 09/25/50)	325	232,683
4.10%, 03/25/61 (Call 09/25/60)	100	69,565
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	100	90,568
1.75%, 02/15/31 (Call 11/15/30)	50	39,189
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	50	39,280
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	200	190,905
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	75	71,529

		2,492,624

Telecommunications — 9.9%
AT&T Inc.
0.90%, 03/25/24 (Call 09/12/22)	200	191,010
2.30%, 06/01/27 (Call 04/01/27)	200	181,823
2.75%, 06/01/31 (Call 03/01/31)	150	128,549
3.50%, 06/01/41 (Call 12/01/40)	150	118,068
3.50%, 09/15/53 (Call 03/15/53)	325	239,347
3.65%, 06/01/51 (Call 12/01/50)	150	114,937
3.65%, 09/15/59 (Call 03/15/59)	300	216,988
4.50%, 05/15/35 (Call 11/15/34)	200	187,373
4.50%, 03/09/48 (Call 09/09/47)	100	87,466
Bell Telephone Co. of Canada or Bell Canada (The), Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	80	62,830
British Telecommunications PLC, 9.63%, 12/15/30	75	92,268
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	35	29,063
5.45%, 11/15/79 (Call 05/19/79)	25	22,992

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	$50	$61,494
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	100	98,424
5.60%, 06/01/32 (Call 03/01/32)	100	100,317
Orange SA
5.38%, 01/13/42	25	25,799
9.00%, 03/01/31	100	127,672
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	100	96,986
3.70%, 11/15/49 (Call 05/15/49)	50	38,141
5.00%, 03/15/44 (Call 09/15/43)	100	91,075
Telefonica Emisiones SA
4.67%, 03/06/38	150	130,171
7.05%, 06/20/36	50	54,726
Telefonica Europe BV, 8.25%, 09/15/30	50	58,128
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	50	46,485
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	150	124,740
3.00%, 02/15/41 (Call 08/15/40)	125	91,099
3.30%, 02/15/51 (Call 08/15/50)	125	89,243
3.50%, 04/15/25 (Call 03/15/25)	200	195,364
3.60%, 11/15/60 (Call 05/15/60)	75	53,768
3.75%, 04/15/27 (Call 02/15/27)	200	191,730
3.88%, 04/15/30 (Call 01/15/30)	200	184,643
4.50%, 04/15/50 (Call 10/15/49)	25	21,741
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	200	182,424
1.68%, 10/30/30 (Call 07/30/30)	275	218,623
2.55%, 03/21/31 (Call 12/21/30)	275	232,332
2.99%, 10/30/56 (Call 04/30/56)	100	67,179
3.40%, 03/22/41 (Call 09/22/40)	225	181,045
3.55%, 03/22/51 (Call 09/22/50)	250	195,652
3.70%, 03/22/61 (Call 09/22/60)	150	115,280
4.33%, 09/21/28	350	345,300
4.86%, 08/21/46	50	48,572
Vodafone Group PLC
4.38%, 05/30/28	150	148,149
5.25%, 05/30/48	150	140,185
6.15%, 02/27/37	75	78,526

		5,507,727

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	50	47,552

Transportation — 1.6%
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	60	50,893
3.10%, 12/02/51 (Call 06/02/51)	25	18,376
6.13%, 09/15/2115 (Call 03/15/2115)	40	42,084
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	215	142,275

Security	Par/ Shares (000)	Value

Transportation (continued)
3.35%, 11/01/25 (Call 08/01/25)	$50	$48,910
4.25%, 03/15/29 (Call 12/15/28)	75	74,275
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	200	182,553
3.25%, 05/15/41 (Call 11/15/40)	50	38,987
4.75%, 11/15/45 (Call 05/15/45)	150	138,333
Kansas City Southern, 3.50%, 05/01/50 (Call 11/01/49)	25	19,664
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	135	99,570
3.16%, 05/15/55 (Call 11/15/54)	50	36,202

		892,122

Trucking & Leasing — 0.0%
GATX Corp., 3.10%, 06/01/51 (Call 12/01/50)	25	16,291

Water — 0.0%
Essential Utilities Inc., 3.35%, 04/15/50 (Call 10/15/49)	35	25,931

Total Long-Term Investments — 97.5% (Cost: $63,737,821)		54,297,056

Short-Term Securities

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.42%(e)(f)(g)	2,712	2,712,954
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(e)(f)	940	940,000

Total Short-Term Securities — 6.6% (Cost: $3,651,568)		3,652,954

Total Investments in Securities — 104.1% (Cost: $67,389,389)		57,950,010

Liabilities in Excess of Other Assets — (4.1)%		(2,287,663)

Net Assets — 100.0%		$55,662,347

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® BBB Rated Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,635,476	$—	$(922,155	)(a)	$(2,014)	$1,647	$2,712,954	2,712	$3,003	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,810,000	—	(1,870,000	)(a)	—	—	940,000	940	6,306		—

					$(2,014)	$1,647	$3,652,954		$9,309		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$54,297,056	$—	$54,297,056
Money Market Funds	3,652,954	—	—	3,652,954

	$3,652,954	$54,297,056	$—	$57,950,010

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$525	$421,459
3.38%, 03/01/41 (Call 09/01/40)	589	424,767
4.20%, 04/15/24(a)	261	259,237
4.65%, 10/01/28 (Call 07/01/28)	588	570,770
4.75%, 03/30/30 (Call 12/30/29)	750	722,657
5.40%, 10/01/48 (Call 04/01/48)	563	540,930
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)(a)	533	448,786
2.60%, 08/01/31 (Call 05/01/31)(a)	840	700,498
4.20%, 06/01/30 (Call 03/01/30)(a)	607	577,157
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	1,620	1,582,659
3.65%, 11/01/24 (Call 08/01/24)	1,006	996,027
WPP Finance 2010, 3.75%, 09/19/24	1,058	1,042,044

		8,286,991

Aerospace & Defense — 1.5%
Airbus SE
3.15%, 04/10/27 (Call 01/10/27)(b)	650	619,150
3.95%, 04/10/47 (Call 10/10/46)(a)(b)	655	563,250
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	450	493,667
BAE Systems Holdings Inc.
3.80%, 10/07/24(a)(b)	960	947,252
3.85%, 12/15/25 (Call 09/15/25)(b)	822	796,163
4.75%, 10/07/44(b)	282	257,401
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	1,075	862,305
3.00%, 09/15/50 (Call 03/15/50)(b)	660	467,649
3.40%, 04/15/30 (Call 01/15/30)(b)	995	905,832
5.80%, 10/11/41(b)	895	928,571
Boeing Co. (The)
1.43%, 02/04/24 (Call 09/12/22)	1,965	1,883,763
1.95%, 02/01/24(a)	370	357,998
2.20%, 02/04/26 (Call 02/04/23)	3,415	3,124,989
2.25%, 06/15/26 (Call 03/15/26)	611	556,058
2.50%, 03/01/25 (Call 12/01/24)	397	376,216
2.60%, 10/30/25 (Call 07/30/25)	705	663,327
2.70%, 02/01/27 (Call 12/01/26)	445	403,269
2.75%, 02/01/26 (Call 01/01/26)	670	626,845
2.80%, 03/01/24 (Call 02/01/24)(a)	427	417,278
2.80%, 03/01/27 (Call 12/01/26)(a)	697	634,205
2.85%, 10/30/24 (Call 07/30/24)	551	534,678
2.95%, 02/01/30 (Call 11/01/29)	1,080	928,034
3.10%, 05/01/26 (Call 03/01/26)	790	745,900
3.20%, 03/01/29 (Call 12/01/28)	940	830,506
3.25%, 02/01/28 (Call 12/01/27)	368	334,217
3.25%, 03/01/28 (Call 12/01/27)(a)	488	444,361
3.25%, 02/01/35 (Call 11/01/34)	221	170,025
3.30%, 03/01/35 (Call 09/01/34)	563	437,193
3.38%, 06/15/46 (Call 12/15/45)	310	212,135
3.45%, 11/01/28 (Call 08/01/28)	752	685,254
3.50%, 03/01/39 (Call 09/01/38)	452	332,429
3.50%, 03/01/45 (Call 09/01/44)	475	318,316
3.55%, 03/01/38 (Call 09/01/37)	515	386,625
3.60%, 05/01/34 (Call 02/01/34)(a)	613	498,744
3.63%, 02/01/31 (Call 11/01/30)	705	623,922
3.63%, 03/01/48 (Call 09/01/47)	358	247,592
3.65%, 03/01/47 (Call 09/01/46)	280	197,822

Security	Par (000)	Value

Aerospace & Defense (continued)
3.75%, 02/01/50 (Call 08/01/49)	$1,023	$734,162
3.83%, 03/01/59 (Call 09/01/58)	474	327,751
3.85%, 11/01/48 (Call 05/01/48)	276	196,081
3.90%, 05/01/49 (Call 11/01/48)	577	420,432
3.95%, 08/01/59 (Call 02/01/59)	918	637,741
4.88%, 05/01/25 (Call 04/01/25)	2,443	2,449,825
5.04%, 05/01/27 (Call 03/01/27)	1,590	1,585,218
5.15%, 05/01/30 (Call 02/01/30)	3,275	3,223,289
5.71%, 05/01/40 (Call 11/01/39)	2,270	2,165,125
5.81%, 05/01/50 (Call 11/01/49)	4,844	4,646,018
5.88%, 02/15/40(a)	635	621,599
5.93%, 05/01/60 (Call 11/01/59)	3,102	2,962,346
6.13%, 02/15/33(a)	709	738,207
6.63%, 02/15/38(a)	592	614,099
6.88%, 03/15/39	588	626,029
7.95%, 08/15/24(a)	170	178,361
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	579	521,868
2.13%, 08/15/26 (Call 05/15/26)(a)	615	579,312
2.25%, 06/01/31 (Call 03/01/31)(a)	410	355,459
2.38%, 11/15/24 (Call 09/15/24)(a)	1,119	1,085,213
2.63%, 11/15/27 (Call 08/15/27)	740	687,897
2.85%, 06/01/41 (Call 12/01/40)	460	360,506
3.25%, 04/01/25 (Call 03/01/25)	362	356,547
3.50%, 05/15/25 (Call 03/15/25)	774	769,766
3.50%, 04/01/27 (Call 02/01/27)	658	643,314
3.60%, 11/15/42 (Call 05/15/42)(a)	114	99,301
3.63%, 04/01/30 (Call 01/01/30)(a)	725	698,369
3.75%, 05/15/28 (Call 02/15/28)	306	301,370
4.25%, 04/01/40 (Call 10/01/39)	837	805,407
4.25%, 04/01/50 (Call 10/01/49)(a)	750	716,581
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)(a)	583	464,244
2.90%, 12/15/29 (Call 09/15/29)	629	554,561
3.83%, 04/27/25 (Call 01/27/25)	851	838,184
3.85%, 12/15/26 (Call 09/15/26)(a)	729	709,580
3.95%, 05/28/24 (Call 02/28/24)	372	372,259
4.40%, 06/15/28 (Call 03/15/28)	1,354	1,330,953
4.85%, 04/27/35 (Call 10/27/34)	477	464,050
5.05%, 04/27/45 (Call 10/27/44)(a)	464	447,878
6.15%, 12/15/40	230	249,911
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)(a)	730	628,587
2.80%, 06/15/50 (Call 12/15/49)	729	540,921
3.55%, 01/15/26 (Call 10/15/25)	800	793,244
3.60%, 03/01/35 (Call 09/01/34)(a)	634	584,529
3.80%, 03/01/45 (Call 09/01/44)	859	755,843
3.90%, 06/15/32 (Call 03/15/32)(a)	775	759,595
4.07%, 12/15/42	625	580,674
4.09%, 09/15/52 (Call 03/15/52)	976	907,920
4.15%, 06/15/53 (Call 12/15/52)	1,170	1,092,110
4.30%, 06/15/62 (Call 12/15/61)	1,160	1,083,128
4.50%, 05/15/36 (Call 11/15/35)	582	577,764
4.70%, 05/15/46 (Call 11/15/45)(a)	907	908,203
5.72%, 06/01/40(a)	95	103,360
Series B, 6.15%, 09/01/36	415	474,152
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	690	672,284
3.20%, 02/01/27 (Call 11/01/26)	858	828,440
3.25%, 01/15/28 (Call 10/15/27)	2,032	1,928,192

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
3.85%, 04/15/45 (Call 10/15/44)	$708	$604,724
4.03%, 10/15/47 (Call 04/15/47)(a)	1,867	1,640,729
4.40%, 05/01/30 (Call 02/01/30)(a)	756	753,523
4.75%, 06/01/43	706	679,140
5.05%, 11/15/40(a)	509	511,208
5.15%, 05/01/40 (Call 11/01/39)	367	370,666
5.25%, 05/01/50 (Call 11/01/49)	680	714,423
Northrop Grumman Systems Corp., 7.75%, 02/15/31(a)	175	209,464
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	410	330,867
2.25%, 07/01/30 (Call 04/01/30)	1,343	1,147,136
2.38%, 03/15/32 (Call 12/15/31)	1,770	1,486,336
2.65%, 11/01/26 (Call 08/01/26)(a)	410	387,250
2.82%, 09/01/51 (Call 03/01/51)	1,150	804,011
3.03%, 03/15/52 (Call 09/15/51)	1,250	909,913
3.13%, 05/04/27 (Call 02/04/27)	1,025	978,618
3.13%, 07/01/50 (Call 01/01/50)	935	696,096
3.20%, 03/15/24 (Call 01/15/24)	443	438,584
3.50%, 03/15/27 (Call 12/15/26)	1,265	1,225,090
3.70%, 12/15/23 (Call 09/15/23)	308	307,580
3.75%, 11/01/46 (Call 05/01/46)	1,222	1,016,518
3.95%, 08/16/25 (Call 06/16/25)	1,735	1,734,940
4.05%, 05/04/47 (Call 11/04/46)(a)	587	513,553
4.13%, 11/16/28 (Call 08/16/28)	1,894	1,854,719
4.15%, 05/15/45 (Call 11/16/44)	992	871,532
4.20%, 12/15/44 (Call 06/15/44)	320	275,715
4.35%, 04/15/47 (Call 10/15/46)	901	820,818
4.45%, 11/16/38 (Call 05/16/38)	854	801,071
4.50%, 06/01/42	2,729	2,584,962
4.63%, 11/16/48 (Call 05/16/48)(a)	1,140	1,081,144
4.70%, 12/15/41	540	513,042
4.80%, 12/15/43 (Call 06/15/43)	546	526,686
4.88%, 10/15/40	196	189,152
5.40%, 05/01/35(a)	530	553,795
5.70%, 04/15/40	5	5,349
6.05%, 06/01/36	240	265,860
6.13%, 07/15/38	695	767,234
7.20%, 08/15/27	150	169,434
7.50%, 09/15/29	60	69,918
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 10/03/22)	360	340,332
1.60%, 04/01/26 (Call 03/01/26)	862	775,142
2.25%, 04/01/28 (Call 02/01/28)	680	589,555
2.75%, 04/01/31 (Call 01/01/31)	640	533,111

		103,619,640

Agriculture — 1.1%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	701	666,766
2.45%, 02/04/32 (Call 11/04/31)	1,400	1,058,128
2.63%, 09/16/26 (Call 06/16/26)(a)	560	523,379
3.40%, 05/06/30 (Call 02/06/30)	793	687,593
3.40%, 02/04/41 (Call 08/04/40)	1,331	899,770
3.70%, 02/04/51 (Call 08/04/50)	1,121	730,125
3.80%, 02/14/24 (Call 01/14/24)(a)	120	119,699
3.88%, 09/16/46 (Call 03/16/46)	1,514	1,049,954
4.00%, 01/31/24	365	364,551
4.00%, 02/04/61 (Call 08/04/60)	840	561,554
4.25%, 08/09/42	776	581,492
4.40%, 02/14/26 (Call 12/14/25)(a)	1,232	1,225,435
4.45%, 05/06/50 (Call 11/06/49)	946	682,160

Security	Par (000)	Value

Agriculture (continued)
4.50%, 05/02/43	$617	$469,317
4.80%, 02/14/29 (Call 11/14/28)(a)	1,869	1,809,838
5.38%, 01/31/44(a)	1,475	1,302,176
5.80%, 02/14/39 (Call 08/14/38)	1,599	1,478,874
5.95%, 02/14/49 (Call 08/14/48)	2,196	1,970,942
6.20%, 02/14/59 (Call 08/14/58)	338	322,663
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	1,080	1,027,073
2.70%, 09/15/51 (Call 03/15/51)	350	262,371
2.90%, 03/01/32 (Call 12/01/31)	395	356,584
3.25%, 03/27/30 (Call 12/27/29)	872	820,481
3.75%, 09/15/47 (Call 03/15/47)(a)	750	669,791
4.02%, 04/16/43	588	531,522
4.50%, 03/15/49 (Call 09/15/48)(a)	645	650,196
4.54%, 03/26/42	420	409,786
5.38%, 09/15/35	290	314,448
5.94%, 10/01/32	331	374,888
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,227	1,035,517
2.73%, 03/25/31 (Call 12/25/30)	674	539,377
2.79%, 09/06/24 (Call 08/06/24)	1,082	1,048,386
3.22%, 08/15/24 (Call 06/15/24)	2,463	2,405,849
3.22%, 09/06/26 (Call 07/06/26)(a)	800	747,342
3.46%, 09/06/29 (Call 06/06/29)	697	601,740
3.56%, 08/15/27 (Call 05/15/27)	2,982	2,739,424
3.73%, 09/25/40 (Call 03/25/40)	760	530,860
3.98%, 09/25/50 (Call 03/25/50)	711	483,522
4.39%, 08/15/37 (Call 02/15/37)	2,113	1,671,295
4.54%, 08/15/47 (Call 02/15/47)	1,994	1,455,510
4.70%, 04/02/27 (Call 02/02/27)	1,084	1,054,775
4.74%, 03/16/32 (Call 12/16/31)(a)	832	747,443
4.76%, 09/06/49 (Call 03/06/49)	756	567,804
4.91%, 04/02/30 (Call 01/02/30)	1,291	1,215,805
5.28%, 04/02/50 (Call 10/02/49)(a)	683	550,193
5.65%, 03/16/52 (Call 09/16/51)(a)	732	620,893
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	1,013	901,967
3.95%, 06/15/25(b)	1,318	1,288,123
4.45%, 03/16/28 (Call 02/16/28)	825	781,514
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,147	1,064,854
2.75%, 05/14/31 (Call 02/14/31)	993	833,416
3.25%, 08/15/26 (Call 05/15/26)(a)	437	418,897
3.75%, 09/25/27 (Call 06/25/27)(a)	549	531,707
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(a)(b)	610	581,457
0.75%, 02/02/26 (Call 01/02/26)(a)(b)	667	598,581
1.70%, 02/02/31 (Call 11/02/30)(b)	680	550,987
2.13%, 04/23/30 (Call 01/23/30)(b)	830	709,118
2.13%, 11/10/31 (Call 08/10/31)(a)(b)	1,074	890,471
3.13%, 05/25/51 (Call 11/25/50)(b)	1,205	925,220
3.25%, 05/23/29 (Call 02/23/29)(b)	671	628,352
3.50%, 04/22/25 (Call 04/22/23)(a)(b)	474	466,778
3.63%, 04/22/27 (Call 03/22/27)(b)	250	244,491
3.88%, 05/23/49 (Call 11/23/48)(b)	395	345,013
4.00%, 06/22/32 (Call 03/22/32)(b)	440	425,982
4.38%, 04/22/52 (Call 10/22/51)(a)(b)	165	157,568
4.76%, 11/23/45(b)	617	594,169
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	1,025	986,244

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.50%, 07/26/26 (Call 05/26/26)(b)	$1,093	$1,011,727
3.88%, 07/26/29 (Call 04/26/29)(b)	889	778,588
4.25%, 07/21/25 (Call 04/21/25)(a)(b)	969	948,215
6.13%, 07/27/27 (Call 06/27/27)(b)	695	705,500
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,018	904,648
1.50%, 05/01/25 (Call 04/01/25)	803	754,028
1.75%, 11/01/30 (Call 08/01/30)(a)	583	450,541
2.10%, 05/01/30 (Call 02/01/30)	540	434,582
2.75%, 02/25/26 (Call 11/25/25)	583	553,158
2.88%, 05/01/24 (Call 04/01/24)	886	873,737
3.13%, 08/17/27 (Call 05/17/27)(a)	713	679,334
3.13%, 03/02/28 (Call 12/02/27)(a)	416	381,904
3.25%, 11/10/24	982	969,081
3.38%, 08/11/25 (Call 05/11/25)	830	816,802
3.38%, 08/15/29 (Call 05/15/29)(a)	685	615,860
3.60%, 11/15/23(a)	381	380,109
3.88%, 08/21/42	614	461,753
4.13%, 03/04/43	703	552,897
4.25%, 11/10/44	840	664,178
4.38%, 11/15/41	700	579,341
4.50%, 03/20/42	622	513,255
4.88%, 11/15/43	877	761,181
6.38%, 05/16/38	1,590	1,645,017
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	2,449	2,425,852
4.85%, 09/15/23(a)	353	354,995
5.70%, 08/15/35 (Call 02/15/35)	358	330,093
5.85%, 08/15/45 (Call 02/15/45)	1,846	1,559,700
6.15%, 09/15/43(a)	792	731,794
7.25%, 06/15/37	920	945,467
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	671	586,656
3.20%, 04/21/31 (Call 01/21/31)(b)	770	603,931
4.90%, 04/21/27 (Call 03/21/27)(b)	435	417,582
5.25%, 04/21/32 (Call 01/21/32)(b)	455	414,534

		78,668,240

Airlines — 0.2%
Delta Air Lines Inc., 7.00%, 05/01/25(b)	2,015	2,086,059
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	2,395	2,345,896
4.75%, 10/20/28(b)	2,450	2,340,572
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(b)	2,400	2,406,000
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	676	568,211
3.00%, 11/15/26 (Call 08/15/26)	194	183,209
3.45%, 11/16/27 (Call 08/16/27)	424	399,734
5.13%, 06/15/27 (Call 04/15/27)	1,323	1,349,282
5.25%, 05/04/25 (Call 04/04/25)(a)	1,596	1,638,915

		13,317,878

Apparel — 0.2%
Michael Kors USA Inc., 4.25%, 11/01/24
(Call 09/01/24)(a)(b)	605	592,900
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	808	767,133
2.40%, 03/27/25 (Call 02/27/25)	1,177	1,138,936
2.75%, 03/27/27 (Call 01/27/27)	950	907,913
2.85%, 03/27/30 (Call 12/27/29)	1,620	1,488,514
3.25%, 03/27/40 (Call 09/27/39)	1,049	889,254

Security	Par (000)	Value

Apparel (continued)
3.38%, 11/01/46 (Call 05/01/46)	$606	$511,695
3.38%, 03/27/50 (Call 09/27/49)(a)	1,195	994,936
3.63%, 05/01/43 (Call 11/01/42)	460	401,923
3.88%, 11/01/45 (Call 05/01/45)(a)	853	770,194
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,007	1,002,335
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	880	783,208
3.75%, 09/15/25 (Call 07/15/25)	924	913,789
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)(a)	790	629,170
4.13%, 07/15/27 (Call 04/15/27)	202	193,034
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	1,050	1,002,851
2.80%, 04/23/27 (Call 02/23/27)(a)	953	891,658
2.95%, 04/23/30 (Call 01/23/30)	970	845,107
6.00%, 10/15/33(a)	105	109,601
6.45%, 11/01/37(a)	150	162,626

		14,996,777

Auto Manufacturers — 2.1%
American Honda Finance Corp.
0.55%, 07/12/24(a)	822	774,204
0.65%, 09/08/23	691	669,877
0.75%, 08/09/24	1,090	1,027,450
1.00%, 09/10/25(a)	980	893,018
1.20%, 07/08/25(a)	843	780,809
1.30%, 09/09/26(a)	740	665,577
1.50%, 01/13/25	745	704,839
1.80%, 01/13/31	475	389,895
2.00%, 03/24/28	654	580,567
2.15%, 09/10/24	872	843,025
2.25%, 01/12/29	890	781,619
2.30%, 09/09/26	582	542,878
2.35%, 01/08/27(a)	743	688,455
2.40%, 06/27/24	539	525,601
2.90%, 02/16/24	353	348,163
3.50%, 02/15/28(a)	462	444,448
3.55%, 01/12/24(a)	653	650,782
3.63%, 10/10/23	602	600,971
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(a)(b)	659	637,523
2.85%, 08/14/29 (Call 05/14/29)(b)	535	480,417
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	255	239,989
0.80%, 04/01/24(a)(b)	537	511,442
1.25%, 08/12/26 (Call 07/12/26)(a)(b)	692	615,106
1.95%, 08/12/31 (Call 05/12/31)(a)(b)	310	252,519
2.25%, 09/15/23 (Call 07/15/23)(a)(b)	293	288,216
2.55%, 04/01/31 (Call 01/01/31)(a)(b)	502	430,343
2.80%, 04/11/26 (Call 01/11/26)(b)	1,020	968,664
3.15%, 04/18/24 (Call 03/18/24)(b)	930	918,689
3.25%, 04/01/25(b)	435	425,271
3.30%, 04/06/27 (Call 01/06/27)(b)	610	583,664
3.45%, 04/01/27 (Call 03/01/27)(a)(b)	670	645,266
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	575	544,616
3.70%, 04/01/32 (Call 01/01/32)(a)(b)	825	769,380
3.75%, 04/12/28 (Call 01/12/28)(b)	846	812,271
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	1,008	1,000,302
3.95%, 08/14/28 (Call 05/14/28)(b)	740	713,004
4.15%, 04/09/30 (Call 01/09/30)(b)	935	912,006

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	$926	$847,234
1.50%, 09/01/30 (Call 06/01/30)(a)	905	737,057
2.60%, 09/01/50 (Call 03/01/50)	953	661,474
3.65%, 10/01/23 (Call 07/01/23)(a)	343	343,769
4.88%, 10/01/43 (Call 04/01/43)(a)	280	282,180
7.13%, 03/01/28(a)	15	16,812
Daimler Finance North America LLC
0.75%, 03/01/24(b)	685	651,192
1.45%, 03/02/26(b)	973	882,572
2.13%, 03/10/25(b)	795	752,375
2.45%, 03/02/31(a)(b)	890	750,623
2.63%, 03/10/30(b)	390	338,596
2.70%, 06/14/24(b)	646	629,042
3.10%, 08/15/29(b)	413	373,847
3.30%, 05/19/25(b)	757	736,905
4.30%, 02/22/29(b)	620	606,445
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(a)(b)	325	304,366
2.00%, 12/14/26(b)	740	658,494
2.38%, 12/14/28(a)(b)	685	583,504
2.50%, 12/14/31(a)(b)	945	762,449
3.50%, 04/07/25(b)	675	655,688
3.65%, 04/07/27(a)(b)	625	593,239
General Motors Co.
4.00%, 04/01/25	413	406,797
4.20%, 10/01/27 (Call 07/01/27)(a)	639	613,700
4.88%, 10/02/23	757	760,805
5.00%, 10/01/28 (Call 07/01/28)(a)	702	682,358
5.00%, 04/01/35(a)	658	588,652
5.15%, 04/01/38 (Call 10/01/37)	1,008	886,067
5.20%, 04/01/45	1,258	1,058,325
5.40%, 10/02/23	847	855,474
5.40%, 10/15/29 (Call 08/15/29)	125	121,955
5.40%, 04/01/48 (Call 10/01/47)	870	759,710
5.60%, 10/15/32 (Call 07/15/32)(a)	200	191,463
5.95%, 04/01/49 (Call 10/01/48)(a)	870	807,813
6.13%, 10/01/25 (Call 09/01/25)(a)	1,146	1,179,541
6.25%, 10/02/43	1,075	1,035,783
6.60%, 04/01/36 (Call 10/01/35)(a)	1,283	1,294,612
6.75%, 04/01/46 (Call 10/01/45)	760	762,371
6.80%, 10/01/27 (Call 08/01/27)	1,273	1,356,577
General Motors Financial Co. Inc.
1.05%, 03/08/24	748	709,832
1.20%, 10/15/24	790	738,596
1.25%, 01/08/26 (Call 12/08/25)	1,130	995,542
1.50%, 06/10/26 (Call 05/10/26)	1,320	1,160,046
2.35%, 02/26/27 (Call 01/26/27)	1,045	926,726
2.35%, 01/08/31 (Call 10/08/30)(a)	959	742,588
2.40%, 04/10/28 (Call 02/10/28)	966	817,410
2.40%, 10/15/28 (Call 08/15/28)	370	307,662
2.70%, 08/20/27 (Call 06/20/27)	1,224	1,088,122
2.70%, 06/10/31 (Call 03/10/31)	862	676,473
2.75%, 06/20/25 (Call 05/20/25)(a)	1,241	1,173,982
2.90%, 02/26/25 (Call 01/26/25)	1,155	1,102,334
3.10%, 01/12/32 (Call 10/12/31)(a)	995	803,001
3.50%, 11/07/24 (Call 09/07/24)(a)	1,123	1,100,198
3.60%, 06/21/30 (Call 03/21/30)	1,167	1,009,850
3.80%, 04/07/25(a)	25	24,375
3.85%, 01/05/28 (Call 10/05/27)(a)	781	717,135

Security	Par (000)	Value

Auto Manufacturers (continued)
3.95%, 04/13/24 (Call 02/13/24)	$1,133	$1,124,123
4.00%, 01/15/25 (Call 10/15/24)	1,082	1,068,435
4.00%, 10/06/26 (Call 07/06/26)	880	844,966
4.30%, 07/13/25 (Call 04/13/25)(a)	855	844,389
4.30%, 04/06/29 (Call 02/06/29)	130	119,980
4.35%, 04/09/25 (Call 02/09/25)	787	775,739
4.35%, 01/17/27 (Call 10/17/26)	1,431	1,381,728
5.00%, 04/09/27 (Call 03/09/27)	1,370	1,351,496
5.10%, 01/17/24 (Call 12/17/23)	1,338	1,349,424
5.25%, 03/01/26 (Call 12/01/25)	988	994,558
5.65%, 01/17/29 (Call 10/17/28)	713	711,646
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(b)	300	267,914
3.35%, 06/08/25 (Call 05/08/25)(b)	1,162	1,113,994
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	255	245,232
2.53%, 03/10/27 (Call 02/10/27)	95	88,749
2.97%, 03/10/32 (Call 12/10/31)(a)	1,005	901,344
Hyundai Capital America
0.80%, 01/08/24(b)	669	635,650
0.88%, 06/14/24(a)(b)	983	919,821
1.00%, 09/17/24(b)	948	878,303
1.25%, 09/18/23(b)	347	336,617
1.30%, 01/08/26 (Call 12/08/25)(b)	985	871,785
1.50%, 06/15/26 (Call 05/15/26)(b)	890	778,827
1.65%, 09/17/26 (Call 08/17/26)(b)	1,225	1,066,412
1.80%, 10/15/25 (Call 09/15/25)(a)(b)	791	717,683
1.80%, 01/10/28 (Call 11/08/27)(b)	945	785,381
2.00%, 06/15/28 (Call 04/15/28)(b)	981	814,005
2.10%, 09/15/28 (Call 07/17/28)(b)	530	439,237
2.38%, 10/15/27 (Call 08/15/27)(b)	885	771,443
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	241	228,478
2.75%, 09/27/26(a)(b)	708	645,835
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	526	480,288
3.40%, 06/20/24(b)	500	487,672
3.50%, 11/02/26 (Call 09/02/26)(b)	906	850,256
4.30%, 02/01/24(b)	390	387,511
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	645	656,368
6.38%, 04/08/30 (Call 01/08/30)(b)	555	583,954
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	395	351,577
2.13%, 04/24/25(a)(b)	200	186,744
2.50%, 01/24/27(b)	70	63,511
3.63%, 08/29/27(b)	200	188,969
Kia Corp.
1.00%, 04/16/24(b)	80	75,761
3.25%, 04/21/26(b)	885	842,877
3.50%, 10/25/27(a)(b)	645	608,032
Mercedes-Benz Finance North America LLC
3.25%, 08/01/24(b)	610	599,277
3.45%, 01/06/27(a)(b)	750	722,355
3.50%, 08/03/25(a)(b)	807	787,716
3.65%, 02/22/24(b)	495	490,909
3.75%, 02/22/28(a)(b)	779	745,397
8.50%, 01/18/31	1,053	1,330,330
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	810	748,803
1.85%, 09/16/26 (Call 08/16/26)(b)	1,025	869,015
2.45%, 09/15/28 (Call 07/15/28)(b)	810	646,463

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(b)	$384	$361,157
2.00%, 03/09/26 (Call 02/09/26)(a)(b)	887	775,002
2.75%, 03/09/28 (Call 01/09/28)(b)	711	590,086
3.88%, 09/21/23(b)	235	233,310
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	964	946,698
3.52%, 09/17/25 (Call 08/17/25)(b)	1,322	1,255,423
4.35%, 09/17/27 (Call 07/17/27)(b)	1,960	1,814,662
4.81%, 09/17/30 (Call 06/17/30)(b)	2,133	1,909,582
PACCAR Financial Corp.
0.35%, 02/02/24	325	309,716
0.50%, 08/09/24	170	159,578
0.90%, 11/08/24	200	187,905
1.10%, 05/11/26	410	371,797
1.80%, 02/06/25	664	633,544
2.00%, 02/04/27(a)	405	374,101
2.15%, 08/15/24	625	605,772
3.15%, 06/13/24(a)	160	157,521
3.55%, 08/11/25	270	267,553
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(b)	918	794,098
2.69%, 09/15/31 (Call 06/15/31)(a)(b)	1,220	966,924
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	1,267	1,208,711
1.34%, 03/25/26 (Call 02/25/26)	979	895,661
2.36%, 07/02/24	650	634,416
2.36%, 03/25/31 (Call 12/25/30)(a)	480	420,079
2.76%, 07/02/29(a)	515	472,223
3.67%, 07/20/28	300	294,067
Toyota Motor Credit Corp.
0.45%, 01/11/24	672	643,474
0.50%, 06/18/24(a)	1,025	968,772
0.63%, 09/13/24	555	521,031
0.80%, 10/16/25(a)	1,009	916,027
0.80%, 01/09/26	735	663,514
1.13%, 06/18/26	855	772,071
1.15%, 08/13/27(a)	697	607,122
1.45%, 01/13/25	230	217,470
1.65%, 01/10/31	695	567,328
1.80%, 02/13/25	1,394	1,324,652
1.90%, 01/13/27	500	459,669
1.90%, 04/06/28	761	677,298
1.90%, 09/12/31(a)	625	516,425
2.00%, 10/07/24	240	230,809
2.15%, 02/13/30(a)	812	702,941
2.25%, 10/18/23	491	485,903
2.40%, 01/13/32	135	115,442
2.90%, 04/17/24(a)	884	872,609
3.00%, 04/01/25	1,124	1,098,234
3.05%, 03/22/27	1,545	1,483,440
3.05%, 01/11/28(a)	531	506,303
3.20%, 01/11/27	729	705,528
3.35%, 01/08/24	326	324,566
3.38%, 04/01/30(a)	832	785,142
3.40%, 04/14/25	433	427,298
3.45%, 09/20/23	575	573,284
3.65%, 08/18/25	555	549,716
3.65%, 01/08/29	441	426,425
3.95%, 06/30/25	585	584,279

Security	Par (000)	Value

Auto Manufacturers (continued)
4.45%, 06/29/29(a)	$765	$770,603
Volkswagen Group Amer Fin LLC, 4.35%, 06/08/27 (Call 05/08/27)(b)	1,475	1,435,852
Volkswagen Group of America Finance LLC
0.88%, 11/22/23(b)	844	810,186
1.25%, 11/24/25 (Call 10/24/25)(b)	956	861,821
1.63%, 11/24/27 (Call 09/24/27)(b)	491	416,392
2.85%, 09/26/24(b)	538	522,540
3.20%, 09/26/26(b)	364	345,545
3.35%, 05/13/25(b)	860	833,072
3.75%, 05/13/30(a)(b)	620	562,271
3.95%, 06/06/25(a)(b)	1,450	1,426,844
4.25%, 11/13/23(b)	854	853,129
4.60%, 06/08/29 (Call 04/08/29)(b)	715	688,692
4.63%, 11/13/25(b)	608	607,283
4.75%, 11/13/28(b)	939	919,759

		145,481,930

Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	1,126	704,657
4.35%, 03/15/29 (Call 12/15/28)	429	401,626
4.40%, 10/01/46 (Call 04/01/46)	436	349,036
5.40%, 03/15/49 (Call 09/15/48)	253	222,932
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (Call 02/18/23)	125	118,913
3.25%, 03/01/32 (Call 12/01/31)(a)	975	819,452
4.15%, 05/01/52 (Call 11/01/51)	995	736,374
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	984	895,370
3.38%, 03/15/25 (Call 12/15/24)	754	740,720
4.38%, 03/15/45 (Call 09/15/44)	564	449,105
5.00%, 10/01/25(b)	1,060	1,065,968
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(b)	610	541,018
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	370	285,271
3.50%, 05/30/30 (Call 02/28/30)	390	339,401
3.55%, 01/15/52 (Call 07/15/51)	440	286,466
3.80%, 09/15/27 (Call 06/15/27)	977	922,820
4.25%, 05/15/29 (Call 02/15/29)	219	201,895
5.25%, 05/15/49 (Call 11/15/48)(a)	584	512,939
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)(a)	972	831,910
3.63%, 06/15/24 (Call 03/15/24)(a)	703	697,002
4.15%, 10/01/25 (Call 07/01/25)	980	973,356
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(b)	35	33,737

		12,129,968

Banks — 21.2%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(b)(c)	360	314,001
2.47%, 12/13/29 (Call 12/13/28)(b)(c)	655	547,509
3.32%, 03/13/37 (Call 12/13/31)(b)(c)	1,112	864,592
4.75%, 07/28/25(b)	1,625	1,602,666
4.80%, 04/18/26(b)	1,203	1,180,160
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(b)(c)	1,235	1,202,614
4.75%, 10/12/23(b)	380	376,839
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32	300	300,645
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	765	678,731

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.17%, 02/18/25(b)	$535	$507,619
2.55%, 02/13/30(a)(b)	990	851,373
3.40%, 03/19/24(b)	756	748,748
3.45%, 07/17/27(b)	512	487,697
3.45%, 01/21/28(b)	938	883,786
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	1,065	946,918
2.38%, 10/22/31(a)(b)	490	402,452
3.13%, 05/23/24(a)(b)	572	560,176
5.28%, 06/17/32 (Call 06/17/27)(a)(b)(c)	500	487,604
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)(a)	160	158,167
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30)(b)(c)	1,980	1,559,551
2.95%, 07/22/30 (Call 07/22/25)(b)(c)	1,404	1,306,461
4.40%, 05/19/26(a)(b)	1,282	1,260,523
4.50%, 03/19/24(a)(b)	555	554,776
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	602	596,788
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23(a)	800	772,534
1.13%, 09/18/25	953	862,266
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(b)	200	185,725
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(b)	50	42,110
Banco de Credito del Peru S.A.
2.70%, 01/11/25 (Call 12/11/24)(b)	575	546,152
3.15%, 07/01/30 (Call 07/01/25)(b)(c)	730	671,600
3.25%, 09/30/31 (Call 09/30/26)(b)(c)	724	643,911
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(a)(b)	120	99,900
3.50%, 10/12/27(a)(b)	507	477,848
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)(b)	355	342,115
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(b)	935	924,481
4.38%, 04/11/27 (Call 01/11/27)(b)	512	492,800
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(b)	358	331,521
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(b)	1,206	975,401
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(b)	1,050	1,005,375
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(b)	1,824	1,828,560
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(c)	1,520	1,308,466
1.85%, 03/25/26	775	689,522
2.71%, 06/27/24	1,501	1,458,542
2.75%, 05/28/25	1,810	1,702,043
2.75%, 12/03/30	1,260	978,363
2.96%, 03/25/31	835	681,949
3.23%, 11/22/32 (Call 11/22/31)(c)	985	752,959
3.31%, 06/27/29(a)	1,260	1,134,776
3.49%, 05/28/30	1,017	870,468
3.50%, 03/24/25	620	605,572
3.80%, 02/23/28	1,182	1,079,500
3.89%, 05/24/24	600	593,878
4.18%, 03/24/28 (Call 03/24/27)(c)	745	699,097
4.25%, 04/11/27	990	951,013
4.38%, 04/12/28	1,465	1,379,130
5.18%, 11/19/25	1,487	1,472,723
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	1,011	948,061

Security	Par (000)	Value

Banks (continued)
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31)(b)(c)	$500	$418,833
4.05%, 03/19/24(b)	485	483,800
4.45%, 09/19/28(b)	230	228,006
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(c)	1,613	1,547,312
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(c)	1,442	1,359,588
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(c)	1,682	1,561,767
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(c)	1,693	1,513,651
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(c)	2,580	2,347,184
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(c)	1,720	1,605,033
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(c)	4,190	3,718,005
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(c)	2,125	2,042,510
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(c)	2,092	1,647,675
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(c)	2,343	1,853,557
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(c)	1,438	1,348,415
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(c)	1,295	1,100,972
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(c)	3,682	2,939,161
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(c)	1,562	1,490,483
2.48%, 09/21/36 (Call 09/21/31)(c)	2,069	1,603,908
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(c)	2,819	2,365,116
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(c)	2,225	2,017,187
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(c)	2,908	2,376,899
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(c)	2,377	2,005,472
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(c)	5,196	3,720,516
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(c)	4,087	3,388,110
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(c)	827	561,215
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(c)	2,263	1,964,550
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(c)	3,910	3,285,149
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(c)	2,075	1,448,746
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(c)	1,707	1,652,907
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(c)	2,414	2,148,745
3.25%, 10/21/27 (Call 10/21/26)(a)	2,013	1,899,362
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(c)	3,533	2,756,344
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)(c)	2,165	2,093,310
3.38%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(c)	4,145	3,999,796
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(c)	4,142	3,836,573
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(c)	2,172	2,136,332
3.50%, 04/19/26	2,118	2,061,004
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(c)	2,629	2,509,647
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(c)	1,933	1,819,607
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(c)	1,820	1,728,835
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(c)	2,876	2,752,998
3.84%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(c)	3,210	3,171,694
3.85%, 03/08/37 (Call 03/08/32)(c)	2,432	2,091,608
3.88%, 08/01/25	1,487	1,477,487

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(c)	$1,283	$1,088,958
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(c)	2,001	1,894,013
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(c)	2,898	2,719,135
4.00%, 04/01/24(a)	1,977	1,979,721
4.00%, 01/22/25	2,235	2,216,637
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(c)	1,752	1,528,498
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.150%)(c)	4,951	4,244,875
4.13%, 01/22/24	2,212	2,218,874
4.20%, 08/26/24	2,114	2,110,566
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(c)	1,597	1,436,725
4.25%, 10/22/26	1,562	1,538,440
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(c)	2,651	2,535,524
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(c)	2,413	2,157,877
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(c)	2,270	2,212,585
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(c)	1,816	1,658,650
4.45%, 03/03/26	1,523	1,516,807
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(c)	3,555	3,394,195
4.83%, 07/22/26 (Call 07/22/25)(c)	2,230	2,233,957
4.88%, 04/01/44(a)	387	368,667
4.95%, 07/22/28 (Call 07/22/27)(c)	2,345	2,342,857
5.00%, 01/21/44	1,886	1,831,580
5.02%, 07/22/33 (Call 07/22/32)(c)	2,740	2,714,425
5.88%, 02/07/42(a)	1,283	1,392,176
6.11%, 01/29/37	1,984	2,103,135
6.22%, 09/15/26(a)	615	647,384
7.75%, 05/14/38(a)	1,443	1,782,493
Series L, 3.95%, 04/21/25	2,157	2,135,447
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,652	1,610,675
Series L, 4.75%, 04/21/45(a)	689	625,617
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(c)	2,080	1,864,009
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(c)	1,884	1,561,991
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(c)	975	757,103
Bank of America N.A., 6.00%, 10/15/36	1,158	1,252,984
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(b)(c)(d)	2,101	2,136,717
Bank of China Ltd., 5.00%, 11/13/24(b)	2,430	2,468,672
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	373	370,127
Bank of Montreal
0.45%, 12/08/23	1,015	972,935
0.63%, 07/09/24	1,355	1,275,883
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(c)	660	587,333
1.25%, 09/15/26	1,230	1,097,193
1.50%, 01/10/25	724	681,267
1.85%, 05/01/25(a)	1,705	1,607,108
2.15%, 03/08/24(a)	770	750,311
2.50%, 06/28/24(a)	1,256	1,226,826
2.65%, 03/08/27(a)	1,165	1,084,027
3.09%, 01/10/37 (Call 01/10/32)(c)	1,392	1,116,621

Security	Par (000)	Value

Banks (continued)
3.70%, 06/07/25(a)	$400	$394,322
3.80%, 12/15/32 (Call 12/15/27)(c)	1,413	1,286,974
4.34%, 10/05/28 (Call 10/05/23)(c)	685	681,982
4.80%, (Call 08/25/24)(c)(d)	255	230,004
Series E, 3.30%, 02/05/24(a)	1,443	1,429,216
Bank of New York Mellon Corp.
3.43%, 06/13/25 (Call 06/13/24)(a)(c)	505	498,889
3.99%, 06/13/28 (Call 06/13/27)(a)(c)	565	551,801
4.29%, 06/13/33 (Call 06/13/32)(a)(c)	1,125	1,097,797
4.41%, 07/24/26 (Call 07/24/25)(a)(c)	380	381,689
4.60%, 07/26/30 (Call 07/26/29)(c)	115	114,914
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)(a)	360	347,047
0.50%, 04/26/24 (Call 03/26/24)(a)	594	564,615
0.75%, 01/28/26 (Call 12/28/25)(a)	225	202,252
1.05%, 10/15/26 (Call 09/15/26)	308	274,477
1.60%, 04/24/25 (Call 03/24/25)(a)	1,262	1,188,120
1.65%, 07/14/28 (Call 05/14/28)(a)	400	346,184
1.65%, 01/28/31 (Call 10/28/30)	432	348,924
1.80%, 07/28/31 (Call 04/28/31)(a)	425	343,325
2.05%, 01/26/27 (Call 12/26/26)(a)	415	382,208
2.10%, 10/24/24(a)	936	906,676
2.45%, 08/17/26 (Call 05/17/26)	778	732,484
2.50%, 01/26/32 (Call 10/26/31)	675	569,598
2.80%, 05/04/26 (Call 02/04/26)(a)	829	801,235
3.00%, 10/30/28 (Call 07/30/28)	576	527,556
3.25%, 09/11/24 (Call 08/11/24)	705	699,896
3.25%, 05/16/27 (Call 02/16/27)	818	790,731
3.30%, 08/23/29 (Call 05/23/29)	699	653,027
3.35%, 04/25/25 (Call 03/25/25)	835	823,454
3.40%, 05/15/24 (Call 04/15/24)	622	618,632
3.40%, 01/29/28 (Call 10/29/27)	794	759,711
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(c)	832	798,487
3.85%, 04/28/28	716	698,841
3.85%, 04/26/29 (Call 02/26/29)	675	650,042
3.95%, 11/18/25 (Call 10/18/25)	586	585,455
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	730	729,410
Series G, 3.00%, 02/24/25 (Call 01/24/25)	739	724,856
Series J, 0.85%, 10/25/24 (Call 09/25/24)	410	384,747
Series J, 1.90%, 01/25/29 (Call 11/25/28)	667	572,309
Bank of New Zealand
1.00%, 03/03/26(a)(b)	425	377,296
2.00%, 02/21/25(a)(b)	995	940,158
2.29%, 01/27/27(a)(b)	790	718,055
2.87%, 01/27/32(b)	685	594,287
3.50%, 02/20/24(b)	411	406,844
Bank of Nova Scotia (The)
0.55%, 09/15/23(a)	566	546,496
0.65%, 07/31/24	1,563	1,463,816
0.70%, 04/15/24	1,282	1,215,095
1.05%, 03/02/26(a)	1,076	967,206
1.30%, 06/11/25(a)	855	790,713
1.30%, 09/15/26	752	667,917
1.35%, 06/24/26	705	632,215
1.45%, 01/10/25	957	898,693
1.95%, 02/02/27	825	742,215
2.15%, 08/01/31	420	342,711
2.20%, 02/03/25	1,247	1,188,689
2.45%, 02/02/32	795	659,134

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.70%, 08/03/26	$1,181	$1,111,979
2.95%, 03/11/27	665	623,957
3.40%, 02/11/24	1,263	1,251,964
3.45%, 04/11/25	1,515	1,481,168
4.50%, 12/16/25	999	996,357
4.59%, 05/04/37 (Call 02/04/32)(c)	1,029	930,151
4.90%, (Call 06/04/25)(a)(c)(d)	304	288,066
Series 2, 3.63%, 10/27/81 (Call 10/27/26)(c)	720	553,550
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(c)	485	433,350
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)(a)	377	376,759
5.13%, 06/11/30 (Call 03/11/30)(a)	335	326,597
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	865	820,978
1.00%, 02/04/25(a)(b)	755	692,649
1.60%, 10/04/26(b)	1,120	990,494
2.38%, 11/21/24(b)	653	623,679
4.52%, 07/13/25(a)(b)	300	298,562
4.75%, 07/13/27(b)	345	342,410
Barclays Bank PLC, 3.75%, 05/15/24(a)	610	605,062
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)(c)	1,928	1,827,185
2.28%, 11/24/27 (Call 11/24/26)(c)	1,505	1,321,759
2.65%, 06/24/31 (Call 06/24/30), (SOFR + 1.900%)(c)	739	586,318
2.67%, 03/10/32 (Call 03/10/31)(c)	680	531,948
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)(c)	1,695	1,586,897
2.89%, 11/24/32 (Call 11/24/31)(c)	880	690,198
3.33%, 11/24/42 (Call 11/24/41)(c)	930	667,488
3.56%, 09/23/35 (Call 09/23/30)(c)	1,530	1,226,693
3.65%, 03/16/25	1,755	1,705,456
3.81%, 03/10/42 (Call 03/10/41)(a)(c)	705	508,936
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(c)	1,595	1,559,176
4.34%, 01/10/28 (Call 01/10/27)(a)	1,230	1,163,041
4.38%, 09/11/24	1,125	1,110,626
4.38%, 01/12/26	2,037	1,996,604
4.84%, 05/09/28 (Call 05/07/27)(a)	1,864	1,758,342
4.95%, 01/10/47(a)	1,155	1,061,858
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(c)	1,318	1,257,632
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)(c)	1,455	1,358,274
5.20%, 05/12/26	1,582	1,569,903
5.25%, 08/17/45(a)	1,350	1,254,639
5.30%, 08/09/26	555	550,934
5.50%, 08/09/28	690	678,527
5.75%, 08/09/33	200	195,967
BBVA Bancomer SA/Texas
1.88%, 09/18/25(b)	675	619,988
4.38%, 04/10/24(b)	188	187,250
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(b)(c)	1,975	1,732,454
1.68%, 06/30/27 (Call 06/30/26)(b)(c)	1,847	1,620,527
1.90%, 09/30/28 (Call 09/30/27), (SOFR + 1.609%)(b)(c)	780	656,590
2.16%, 09/15/29 (Call 09/15/28), (SOFR + 1.218%)(b)(c)	1,650	1,357,859
2.22%, 06/09/26 (Call 06/09/25)(b)(c)	2,457	2,264,816
2.59%, 01/20/28 (Call 01/20/27)(b)(c)	2,460	2,183,919
2.59%, 08/12/35 (Call 08/12/30)(a)(b)(c)	1,305	1,009,790
2.82%, 11/19/25 (Call 11/19/24)(b)(c)	2,201	2,090,305

Security	Par (000)	Value

Banks (continued)
2.82%, 01/26/41(a)(b)	$570	$384,911
2.87%, 04/19/32 (Call 04/19/31), (SOFR + 1.387%)(a)(b)(c)	2,080	1,685,555
3.13%, 01/20/33 (Call 01/20/32), (SOFR + 1.561%)(b)(c)	1,800	1,465,608
3.38%, 01/09/25(a)(b)	1,631	1,581,977
3.50%, 11/16/27(a)(b)	600	555,701
3.80%, 01/10/24(a)(b)	913	906,531
4.25%, 10/15/24	1,218	1,214,275
4.38%, 09/28/25(b)	954	934,925
4.38%, 05/12/26(a)(b)	1,115	1,093,992
4.38%, 03/01/33 (Call 03/01/28)(b)(c)	1,010	918,571
4.40%, 08/14/28(b)	1,787	1,699,934
4.63%, 03/13/27(a)(b)	698	679,943
4.71%, 01/10/25 (Call 01/10/24)(b)(c)	1,820	1,815,447
5.20%, 01/10/30 (Call 01/10/29), (3 mo. LIBOR US + 2.567%)(b)(c)	972	948,594
BPCE SA
1.00%, 01/20/26(b)	1,275	1,124,000
1.63%, 01/14/25(b)	1,155	1,077,940
1.65%, 10/06/26 (Call 10/06/25)(b)(c)	1,239	1,101,891
2.05%, 10/19/27 (Call 10/19/26)(b)(c)	1,590	1,385,639
2.28%, 01/20/32 (Call 01/20/31), (SOFR + 1.312%)(b)(c)	1,070	828,640
2.38%, 01/14/25(a)(b)	1,111	1,045,929
2.70%, 10/01/29(a)(b)	1,096	952,527
3.12%, 10/19/32 (Call 10/19/31), (SOFR + 1.730%)(b)(c)	1,460	1,142,645
3.25%, 01/11/28(b)	745	680,136
3.38%, 12/02/26	381	363,949
3.50%, 10/23/27(b)	695	637,426
3.58%, 10/19/42 (Call 10/19/41), (SOFR + 1.952%)(b)(c)	405	287,672
3.65%, 01/14/37 (Call 01/14/32)(b)(c)	580	466,192
4.00%, 09/12/23(b)	530	526,910
4.00%, 04/15/24	1,280	1,273,699
4.50%, 03/15/25(b)	1,325	1,285,316
4.63%, 07/11/24(a)(b)	607	599,096
4.63%, 09/12/28(b)	625	596,874
4.75%, 07/19/27(b)	1,535	1,519,496
4.88%, 04/01/26(b)	870	847,748
5.15%, 07/21/24(b)	1,570	1,561,491
5.70%, 10/22/23(b)	507	510,051
5.75%, 07/19/33 (Call 07/19/32)(b)(c)	1,535	1,512,747
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(c)	305	296,125
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	694	664,963
0.95%, 10/23/25(a)	953	860,883
1.00%, 10/18/24	964	901,498
1.25%, 06/22/26	649	579,866
2.25%, 01/28/25	1,090	1,039,267
3.10%, 04/02/24	931	917,555
3.30%, 04/07/25	20	19,483
3.50%, 09/13/23(a)	850	847,731
3.60%, 04/07/32 (Call 03/07/32)(a)	1,160	1,059,521
3.95%, 08/04/25	520	513,398
CIMB Bank Bhd, 2.13%, 07/20/27(b)	585	524,786
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	1,745	1,742,120
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(c)	1,401	1,343,584
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(c)	1,265	1,190,626
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(c)	2,315	2,043,375
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(c)	455	423,061

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(c)	$2,655	$2,342,186
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(c)	2,300	2,161,107
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(c)	1,559	1,260,002
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(c)	2,435	1,991,570
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(c)	2,950	2,464,787
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(c)	1,894	1,596,833
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(a)(c)	1,215	888,063
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(c)	2,087	1,818,796
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(c)	2,765	2,339,671
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(c)	1,418	1,311,088
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(c)	2,863	2,749,988
3.20%, 10/21/26 (Call 07/21/26)	2,643	2,524,591
3.29%, 03/17/26 (Call 03/17/25), (SOFR + 1.528%)(a)(c)	2,385	2,302,107
3.30%, 04/27/25	1,471	1,434,808
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(c)	1,872	1,834,645
3.40%, 05/01/26	1,877	1,810,760
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(c)	2,208	2,049,169
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(c)	2,492	2,346,975
3.70%, 01/12/26	1,798	1,754,160
3.75%, 06/16/24	958	957,115
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(c)	2,537	2,280,444
3.88%, 10/25/23	578	579,123
3.88%, 03/26/25	1,204	1,191,060
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(c)	875	759,293
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(c)	2,761	2,643,477
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(c)	2,390	2,235,479
4.00%, 08/05/24	35	34,868
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)(c)	2,183	2,076,393
4.13%, 07/25/28	1,470	1,401,556
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(c)	2,280	2,264,568
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)(c)	1,037	928,814
4.30%, 11/20/26	1,074	1,058,871
4.40%, 06/10/25	2,440	2,429,345
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(c)	3,494	3,334,152
4.45%, 09/29/27	2,804	2,733,830
4.60%, 03/09/26	1,325	1,321,867
4.65%, 07/30/45	1,159	1,063,185
4.65%, 07/23/48 (Call 06/23/48)	1,963	1,850,435
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(a)(c)	945	931,715
4.75%, 05/18/46	1,560	1,405,001
4.91%, 05/24/33 (Call 05/24/32)(a)(c)	2,455	2,401,536
5.30%, 05/06/44	703	684,144
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(c)	1,181	1,182,305
5.50%, 09/13/25	1,281	1,314,167
5.88%, 02/22/33(a)	648	664,777
5.88%, 01/30/42	939	995,232
6.00%, 10/31/33(a)	807	835,945
6.13%, 08/25/36	757	794,576
6.63%, 01/15/28(a)	371	403,397
6.63%, 06/15/32	1,252	1,359,321
6.68%, 09/13/43(a)	882	997,440
6.88%, 03/05/38	105	119,397

Security	Par (000)	Value

Banks (continued)
6.88%, 02/15/98	$431	$479,111
8.13%, 07/15/39	1,660	2,167,546
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	275	260,564
3.75%, 02/18/26 (Call 11/18/25)	526	515,155
Citizens Bank NA
4.12%, 05/23/25 (Call 05/23/24)(a)(c)	340	337,006
4.58%, 08/09/28	340	336,189
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	975	820,133
2.64%, 09/30/32 (Call 07/02/32)	1,053	837,544
2.85%, 07/27/26 (Call 04/27/26)	458	433,684
3.25%, 04/30/30 (Call 01/30/30)	330	291,055
4.30%, 12/03/25 (Call 11/03/25)(a)	360	355,531
5.64%, 05/21/37 (Call 05/21/32)(c)	365	356,020
Comerica Bank
2.50%, 07/23/24	577	559,083
4.00%, 07/27/25	350	345,632
Comerica Inc.
3.80%, 07/22/26	545	530,977
4.00%, 02/01/29 (Call 11/03/28)	724	697,986
Commonwealth Bank of Australia
1.13%, 06/15/26(a)(b)	1,615	1,437,073
1.88%, 09/15/31(b)	1,185	965,934
2.30%, 03/14/25(a)(b)	1,330	1,274,468
2.55%, 03/14/27(a)(b)	1,130	1,049,854
2.63%, 09/06/26(b)	1,075	1,012,539
2.69%, 03/11/31(b)	1,380	1,106,099
2.85%, 05/18/26(b)	235	224,649
3.15%, 09/19/27(a)(b)	367	347,755
3.31%, 03/11/41(a)(b)	717	534,998
3.35%, 06/04/24(b)	480	474,303
3.61%, 09/12/34 (Call 09/12/29)(b)(c)	2,076	1,811,964
3.74%, 09/12/39(b)	799	639,150
3.78%, 03/14/32(b)	700	601,515
3.90%, 03/16/28(a)(b)	932	907,276
3.90%, 07/12/47(a)(b)	1,772	1,557,939
4.32%, 01/10/48(a)(b)	971	804,103
4.50%, 12/09/25(b)	663	655,092
Cooperatieve Rabobank U.A.
1.00%, 09/24/26 (Call 09/24/25)(a)(b)(c)	1,199	1,065,513
1.11%, 02/24/27 (Call 02/24/26)(b)(c)	1,935	1,699,039
1.34%, 06/24/26 (Call 06/24/25)(a)(b)(c)	850	769,896
1.98%, 12/15/27 (Call 12/15/26)(b)(c)	2,412	2,131,770
2.63%, 07/22/24(b)	1,426	1,383,961
3.75%, 07/21/26	1,016	968,925
4.38%, 08/04/25	960	943,941
5.25%, 05/24/41	1,237	1,336,373
5.25%, 08/04/45(a)	867	838,491
5.75%, 12/01/43	1,235	1,273,889
5.80%, 09/30/2110(a)(b)	205	227,425
Cooperatieve Rabobank U.A./NY
0.38%, 01/12/24(a)	835	795,445
1.38%, 01/10/25	1,165	1,093,972
3.38%, 05/21/25	697	681,995
Cooperatieve Rabobank UA
3.65%, 04/06/28 (Call 04/06/27)(a)(b)(c)	150	141,013
3.76%, 04/06/33 (Call 04/06/32)(a)(b)(c)	755	670,170
4.66%, 08/22/28	1,000	987,834
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	660	621,587

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(a)(b)(c)	$1,507	$1,324,179
2.02%, 01/11/27(a)(b)	1,170	1,048,897
2.81%, 01/11/41(a)(b)	911	614,599
3.25%, 01/14/30(b)	1,344	1,134,346
4.00%, 01/10/33 (Call 01/10/28)(b)(c)	1,610	1,452,318
4.38%, 03/17/25(b)	45	44,119
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)(c)	1,777	1,630,882
2.38%, 01/22/25(b)	392	371,580
3.25%, 10/04/24(b)	2,210	2,151,374
3.88%, 04/15/24(b)	995	988,351
4.13%, 01/10/27(b)	721	698,950
Credit Suisse AG, 5.00%, 07/09/27	300	292,231
Credit Suisse AG/New York NY
0.50%, 02/02/24	725	683,030
1.25%, 08/07/26	1,775	1,529,062
2.95%, 04/09/25(a)	1,219	1,155,807
3.63%, 09/09/24	2,818	2,750,218
3.70%, 02/21/25	1,430	1,382,976
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(b)(c)	2,115	1,779,682
2.19%, 06/05/26 (Call 06/05/25)(b)(c)	1,777	1,587,679
2.59%, 09/11/25 (Call 09/11/24)(b)(c)	2,300	2,128,024
3.09%, 05/14/32 (Call 05/14/31), (SOFR + 1.730%)(a)(b)(c)	1,593	1,203,994
3.75%, 03/26/25	2,150	2,054,403
3.87%, 01/12/29 (Call 01/12/28), (3 mo. LIBOR US + 1.410%)(b)(c)	1,937	1,677,925
4.19%, 04/01/31 (Call 04/01/30), (SOFR + 3.730%)(b)(c)	2,586	2,172,816
4.28%, 01/09/28 (Call 01/09/27)(b)	2,267	2,035,099
4.55%, 04/17/26	1,940	1,859,595
4.88%, 05/15/45	1,391	1,120,533
6.37%, 07/15/26	1,000	995,308
6.44%, 08/11/28	1,000	980,348
6.54%, 08/12/33	1,000	954,897
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24)(b)(c)	1,657	1,521,515
1.23%, 06/22/24 (Call 06/22/23)(b)	1,400	1,314,339
1.55%, 09/10/27 (Call 09/10/26)(b)(c)	530	457,994
1.62%, 09/11/26 (Call 09/11/25)(b)(c)	1,074	950,749
3.24%, 12/20/25 (Call 12/20/24)(b)(c)	1,079	1,029,184
3.88%, 09/12/23(a)(b)	485	480,335
4.38%, 06/12/28(a)(b)	635	592,859
5.38%, 01/12/24(b)	575	579,268
Danske Bank AS
3.77%, 03/28/25 (Call 03/28/24)(b)(c)	1,010	984,808
4.30%, 04/01/28 (Call 04/01/27)(b)(c)	1,110	1,035,768
DBS Group Holdings Ltd.
1.17%, 11/22/24(a)(b)	50	46,933
1.19%, 03/15/27(b)	35	31,101
4.52%, 12/11/28 (Call 12/11/23)(b)(c)	465	464,892
Deutsche Bank AG
4.10%, 01/13/26(a)	119	116,132
6.12%, 07/14/26 (Call 07/14/25)(a)(c)	355	354,902
Deutsche Bank AG/London, 3.70%, 05/30/24	465	459,560
Deutsche Bank AG/New York NY
0.90%, 05/28/24	897	843,184
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(c)	805	751,267
1.69%, 03/19/26(a)	1,005	902,604

Security	Par (000)	Value

Banks (continued)
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(c)	$1,810	$1,595,562
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(c)	2,225	2,145,869
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(c)	515	437,508
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(c)	2,915	2,485,035
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(c)	668	517,190
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(c)	1,675	1,369,322
3.70%, 05/30/24(a)	1,198	1,177,325
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(c)	1,440	1,380,479
4.10%, 01/13/26	455	444,057
4.16%, 05/13/25	70	69,343
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	430	412,944
2.70%, 02/06/30 (Call 11/06/29)(a)	845	702,302
3.45%, 07/27/26 (Call 04/27/26)	960	909,098
4.25%, 03/13/26	440	430,459
4.65%, 09/13/28 (Call 06/13/28)	635	609,598
4.68%, 08/09/28 (Call 08/09/23)(c)	890	861,047
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24)(a)(b)(c)	1,085	1,003,735
1.13%, 09/16/26 (Call 09/16/25)(a)(b)(c)	645	575,633
1.54%, 05/25/27 (Call 05/25/26)(b)(c)	1,445	1,279,094
1.61%, 03/30/28 (Call 03/30/27)(b)(c)	940	813,259
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(a)(b)	815	765,643
2.05%, 02/10/25(b)	1,407	1,320,479
4.40%, 08/23/25	500	495,814
4.55%, 08/23/27	500	490,431
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(a)(c)	440	394,316
2.38%, 01/28/25 (Call 12/28/24)	620	593,476
2.55%, 05/05/27 (Call 04/05/27)	717	660,520
3.65%, 01/25/24 (Call 12/25/23)	1,045	1,038,299
3.95%, 03/14/28 (Call 02/14/28)(a)	793	769,382
4.06%, 04/25/28 (Call 04/25/27)(c)	340	331,370
4.30%, 01/16/24 (Call 12/16/23)	600	600,905
4.34%, 04/25/33 (Call 04/25/32)(c)	885	841,727
4.77%, 07/28/30 (Call 07/28/29)(c)	520	515,555
8.25%, 03/01/38	780	1,005,497
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	760	699,485
3.85%, 03/15/26 (Call 02/15/26)	631	613,483
3.95%, 07/28/25 (Call 06/28/25)	625	623,476
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (SOFR + 2.465%)(a)(c)	567	537,077
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	680	690,473
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	660	648,151
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	395	337,773
4.63%, 02/13/47 (Call 08/13/46)	365	321,125
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(a)(c)	589	562,441
6.13%, 03/09/28	450	464,120
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(c)	1,920	1,841,346
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(c)	781	710,956
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(c)	1,980	1,895,108
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(c)	1,409	1,254,410
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(c)	2,465	2,193,049
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(c)	2,445	2,149,736
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(c)	4,725	4,540,545

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(c)	$2,880	$2,557,977
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(c)	1,978	1,564,106
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(c)	3,021	2,445,437
2.60%, 02/07/30 (Call 11/07/29)	1,273	1,090,526
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(c)	3,068	2,535,032
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(c)	3,163	2,868,332
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(c)	2,390	1,962,409
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(c)	1,284	934,618
3.00%, 03/15/24	635	624,594
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(c)	4,000	3,402,960
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(c)	2,254	1,727,180
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)(c)	2,569	2,502,166
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(c)	1,980	1,560,139
3.50%, 01/23/25 (Call 10/23/24)	2,675	2,622,092
3.50%, 04/01/25 (Call 03/01/25)	2,543	2,486,499
3.50%, 11/16/26 (Call 11/16/25)	2,204	2,117,193
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(c)	2,865	2,711,297
3.63%, 02/20/24 (Call 01/20/24)	1,376	1,365,973
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(c)	1,968	1,860,266
3.75%, 05/22/25 (Call 02/22/25)	1,554	1,526,449
3.75%, 02/25/26 (Call 11/25/25)	1,597	1,565,552
3.80%, 03/15/30 (Call 12/15/29)	2,455	2,263,798
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(c)	1,675	1,567,394
3.85%, 07/08/24 (Call 04/08/24)	2,503	2,491,724
3.85%, 01/26/27 (Call 01/26/26)	2,400	2,325,205
4.00%, 03/03/24	1,929	1,928,363
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(c)	2,514	2,191,363
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(c)	2,791	2,668,659
4.25%, 10/21/25	2,051	2,023,061
4.39%, 06/15/27 (Call 06/15/26)(c)	995	976,526
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(c)	1,245	1,132,855
4.48%, 08/23/28	1,550	1,513,029
4.75%, 10/21/45 (Call 04/21/45)(a)	1,572	1,481,656
4.80%, 07/08/44 (Call 01/08/44)	1,739	1,657,617
5.15%, 05/22/45	1,565	1,489,841
5.95%, 01/15/27	1,425	1,492,387
6.13%, 02/15/33(a)	1,155	1,252,533
6.25%, 02/01/41	2,347	2,627,658
6.45%, 05/01/36(a)	1,693	1,831,917
6.75%, 10/01/37	4,975	5,514,405
Hana Bank
1.25%, 12/16/26(a)(b)	95	84,128
3.50%, (Call 10/19/26)(b)(c)(d)	270	241,035
3.50%, 01/30/24(b)	385	381,678
HBOS PLC, 6.00%, 11/01/33(a)(b)	341	353,782
HSBC Bank PLC, 7.65%, 05/01/25(a)	185	196,389
HSBC Bank USA N.A., 7.00%, 01/15/39	635	736,989
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	505	505,318
5.88%, 11/01/34(a)	245	245,868
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30), (3 mo. LIBOR US + 4.980%)(b)(c)(d)	832	1,111,231
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(c)	35	33,576

Security	Par (000)	Value

Banks (continued)
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(c)	$1,652	$1,539,902
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(c)	760	725,502
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(c)	1,365	1,188,973
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(c)	2,202	2,005,101
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(c)	680	574,911
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(c)	1,540	1,419,156
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(c)	1,315	1,088,291
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(c)	1,060	934,492
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(c)	1,155	912,615
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(c)	2,331	2,208,336
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(c)	2,182	1,731,101
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(c)	1,337	1,104,141
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(c)	1,240	985,366
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(c)	1,450	1,373,797
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(c)	2,639	2,588,541
3.90%, 05/25/26	2,225	2,165,304
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(c)	2,642	2,385,300
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(c)	2,493	2,345,327
4.18%, 12/09/25 (Call 12/09/24)(c)	1,515	1,484,613
4.25%, 03/14/24	1,738	1,732,814
4.25%, 08/18/25	1,214	1,195,588
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(c)	2,291	2,225,470
4.30%, 03/08/26	2,417	2,388,485
4.38%, 11/23/26(a)	1,124	1,099,665
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(c)	2,621	2,465,635
4.76%, 06/09/28 (Call 06/09/27)(c)	3,240	3,124,630
4.76%, 03/29/33 (Call 03/29/32), (SOFR + 2.530%)(a)(c)	1,720	1,529,532
4.95%, 03/31/30	1,777	1,724,025
5.25%, 03/14/44	376	342,762
6.10%, 01/14/42(a)	590	638,593
6.50%, 05/02/36	2,235	2,334,662
6.50%, 09/15/37	2,401	2,492,007
6.80%, 06/01/38(a)	2,189	2,331,874
7.63%, 05/17/32	971	1,105,304
HSBC USA Inc.
3.50%, 06/23/24	880	871,091
3.75%, 05/24/24(a)	1,310	1,301,630
7.20%, 07/15/97	70	84,755
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31)(c)	725	547,741
4.44%, 08/04/28 (Call 08/04/27)(c)	260	254,106
5.02%, 05/17/33 (Call 05/17/32)(c)	700	689,721
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	620	529,993
2.63%, 08/06/24 (Call 07/06/24)	1,017	986,915
4.00%, 05/15/25 (Call 04/15/25)	394	390,600
Huntington National Bank (The)
3.55%, 10/06/23 (Call 09/06/23)	395	393,501
4.55%, 05/17/28 (Call 05/17/27)(a)(c)	430	427,096
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(a)(b)	360	341,506
4.00%, 03/18/26(b)	990	964,665
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	2,350	2,379,193

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	$298	$290,857
ING Bank NV, 5.80%, 09/25/23(b)	260	262,822
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)(c)	1,260	1,139,012
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)(c)	819	725,211
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(c)	927	762,494
3.55%, 04/09/24	991	979,458
3.87%, 03/28/26 (Call 03/28/25), (SOFR + 1.640%)(a)(c)	520	506,833
3.95%, 03/29/27(a)	1,119	1,075,816
4.02%, 03/28/28 (Call 03/28/27), (SOFR + 1.830%)(c)	1,155	1,094,998
4.05%, 04/09/29	934	872,963
4.10%, 10/02/23	730	729,497
4.25%, 03/28/33 (Call 03/28/32), (SOFR + 2.070%)(c)	1,515	1,398,839
4.55%, 10/02/28(a)	847	819,877
4.63%, 01/06/26(b)	2,566	2,549,351
Intesa Sanpaolo SpA
3.88%, 07/14/27(a)(b)	500	456,442
3.88%, 01/12/28(a)(b)	546	494,436
5.25%, 01/12/24	300	300,013
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(c)	670	633,342
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(c)	1,504	1,446,367
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(c)	1,553	1,447,108
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(c)	1,550	1,450,081
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(c)	1,155	1,082,232
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(c)	1,317	1,159,626
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)(c)	2,337	2,076,327
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(c)	1,374	1,203,242
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(c)	1,457	1,360,518
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(c)	2,725	2,431,375
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)(c)	1,526	1,200,699
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(c)	2,418	1,916,874
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(c)	2,266	2,125,017
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(c)	1,235	1,055,329
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(c)	2,024	1,892,784
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(c)	1,540	1,368,353
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(c)	1,408	1,344,052
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(c)	2,540	2,148,520
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(c)	1,675	1,172,805
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(c)	2,468	2,029,261
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(c)	2,838	2,344,502
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(c)	4,265	4,045,662
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(c)	3,583	3,102,921
2.95%, 10/01/26 (Call 07/01/26)(a)	2,627	2,498,795
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(c)	645	598,636
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)(c)	2,518	2,158,172
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(a)(c)	3,602	3,059,094
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(a)(c)	1,535	1,184,621
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(c)	2,322	1,675,893
3.13%, 01/23/25 (Call 10/23/24)(a)	2,030	1,997,287
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 2.460%)(c)	1,998	1,541,854
3.20%, 06/15/26 (Call 03/15/26)	1,479	1,423,987
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(c)	1,624	1,592,638
3.30%, 04/01/26 (Call 01/01/26)	1,765	1,709,870
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(c)	3,077	2,322,343
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(c)	2,034	1,882,111

Security	Par (000)	Value

Banks (continued)
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(c)	$2,238	$2,108,105
3.63%, 05/13/24(a)	1,806	1,801,612
3.63%, 12/01/27 (Call 12/01/26)	1,051	1,004,080
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(c)	2,606	2,396,241
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(c)	2,541	2,436,209
3.85%, 06/14/25 (Call 06/14/24)(c)	4,525	4,476,931
3.88%, 02/01/24	1,012	1,015,902
3.88%, 09/10/24	2,550	2,538,863
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(c)	1,847	1,622,692
3.90%, 07/15/25 (Call 04/15/25)	1,759	1,745,608
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(c)	1,843	1,536,825
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(c)	1,473	1,433,003
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(c)	3,148	2,654,820
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(c)	2,524	2,387,853
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(c)	2,154	2,144,231
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(c)	1,358	1,162,183
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(c)	3,055	3,011,166
4.13%, 12/15/26	1,695	1,673,665
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(c)	2,109	2,021,966
4.25%, 10/01/27	1,897	1,876,940
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(c)	1,927	1,709,563
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(c)	3,180	3,106,434
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(c)	1,281	1,234,058
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(c)	2,484	2,413,594
4.57%, 06/14/30 (Call 06/14/29)(c)	1,560	1,513,252
4.59%, 04/26/33 (Call 04/26/32), (SOFR + 1.800%)(c)	2,450	2,359,105
4.85%, 07/25/28 (Call 07/25/27)(c)	1,640	1,636,718
4.85%, 02/01/44(a)	935	923,276
4.91%, 07/25/33 (Call 07/25/32)(c)	885	875,178
4.95%, 06/01/45	1,539	1,474,587
5.40%, 01/06/42	1,015	1,046,237
5.50%, 10/15/40	1,365	1,425,440
5.60%, 07/15/41	1,776	1,887,779
5.63%, 08/16/43	1,106	1,146,400
6.40%, 05/15/38(a)	2,331	2,655,849
7.63%, 10/15/26	1,542	1,733,495
7.75%, 07/15/25	55	60,038
8.00%, 04/29/27	1,672	1,923,307
8.75%, 09/01/30(a)	137	165,404
KeyBank N.A./Cleveland OH
3.30%, 06/01/25	983	958,236
3.40%, 05/20/26	635	606,732
3.90%, 04/13/29	985	899,327
4.90%, 08/08/32	340	324,536
6.95%, 02/01/28	25	26,856
KeyCorp
2.25%, 04/06/27	738	663,247

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 10/01/29	$420	$359,280
3.88%, 05/23/25 (Call 05/23/24)(a)(c)	265	262,696
4.10%, 04/30/28	527	511,239
4.15%, 10/29/25	393	388,894
4.79%, 06/01/33 (Call 06/01/32)(c)	725	706,147
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(b)	648	632,103
Kookmin Bank
1.75%, 05/04/25(b)	665	622,577
2.50%, 11/04/30(a)(b)	60	49,793
4.35%, (Call 07/02/24)(b)(c)(d)	184	179,630
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(c)	1,105	976,016
2.44%, 02/05/26 (Call 02/05/25)(c)	1,210	1,136,982
3.37%, 12/14/46 (Call 09/14/41)(c)	1,905	1,317,380
3.51%, 03/18/26 (Call 03/18/25)(c)	1,075	1,035,471
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)(c)	1,846	1,705,995
3.75%, 01/11/27(a)	1,085	1,034,361
3.75%, 03/18/28 (Call 03/18/27)(c)	1,115	1,052,925
3.87%, 07/09/25 (Call 07/09/24)(c)	1,643	1,609,572
3.90%, 03/12/24	820	816,094
4.34%, 01/09/48	1,102	900,032
4.38%, 03/22/28	1,257	1,214,326
4.45%, 05/08/25	1,397	1,383,413
4.50%, 11/04/24	605	601,732
4.55%, 08/16/28	1,060	1,027,746
4.58%, 12/10/25	1,133	1,104,407
4.65%, 03/24/26	1,065	1,039,118
5.30%, 12/01/45	650	587,247
M&T Bank Corp.
4.00%, 07/15/24 (Call 04/16/24)(a)	300	298,667
4.55%, 08/16/28	340	339,663
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	1,150	1,095,860
3.05%, 03/03/36 (Call 03/03/31)(b)(c)	1,515	1,180,330
3.23%, 03/21/25(a)(b)	355	346,830
3.62%, 06/03/30(b)	750	646,954
3.90%, 01/15/26(b)	510	501,174
4.00%, 07/29/25(a)(b)	435	429,913
4.88%, 06/10/25(b)	510	507,313
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24)(b)(c)	985	909,588
1.34%, 01/12/27 (Call 01/12/26)(b)(c)	1,162	1,016,753
1.63%, 09/23/27 (Call 09/23/26)(b)(c)	1,030	885,929
1.94%, 04/14/28 (Call 04/14/27), (SOFR + 0.995%)(b)(c)	595	510,459
2.69%, 06/23/32 (Call 06/23/31), (SOFR + 1.440%)(b)(c)	840	672,844
2.87%, 01/14/33 (Call 01/14/32), (SOFR + 1.532%)(b)(c)	969	776,753
3.76%, 11/28/28 (Call 11/28/27), (3 mo. LIBOR US + 1.372%)(a)(b)(c)	346	324,985
4.10%, 06/21/28 (Call 06/21/27)(b)(c)	800	761,114
4.44%, 06/21/33 (Call 06/21/32)(b)(c)	600	544,567
4.65%, 03/27/29 (Call 03/27/28), (3 mo. LIBOR US + 1.727%)(b)(c)	540	518,337
5.03%, 01/15/30 (Call 01/15/29), (3 mo. LIBOR US + 1.750%)(b)(c)	953	934,605
5.11%, 08/09/26	300	300,167
5.49%, 11/09/33	500	487,437

Security	Par (000)	Value

Banks (continued)
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	$476	$460,968
3.40%, 08/17/27	667	626,780
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(c)	1,715	1,653,486
0.95%, 07/19/25 (Call 07/19/24)(c)	1,904	1,777,080
0.96%, 10/11/25 (Call 10/11/24)(c)	1,105	1,021,997
1.41%, 07/17/25(a)	1,785	1,638,437
1.54%, 07/20/27 (Call 07/20/26)(c)	2,020	1,779,557
1.64%, 10/13/27 (Call 10/13/26)(c)	1,325	1,162,687
2.05%, 07/17/30	1,300	1,055,698
2.19%, 02/25/25	2,141	2,029,111
2.31%, 07/20/32 (Call 07/20/31)(c)	1,675	1,347,535
2.34%, 01/19/28 (Call 01/19/27)(c)	1,425	1,278,706
2.49%, 10/13/32 (Call 10/13/31)(c)	758	616,644
2.53%, 09/13/23	915	901,346
2.56%, 02/25/30(a)	1,094	934,501
2.76%, 09/13/26	1,070	996,927
2.80%, 07/18/24	1,685	1,639,799
2.85%, 01/19/33 (Call 01/19/32)(c)	1,300	1,086,947
3.20%, 07/18/29	1,591	1,441,823
3.29%, 07/25/27(a)	606	569,507
3.41%, 03/07/24	1,580	1,563,193
3.68%, 02/22/27	979	940,372
3.74%, 03/07/29	1,561	1,477,467
3.75%, 07/18/39	1,018	876,178
3.78%, 03/02/25	537	531,056
3.84%, 04/17/26 (Call 04/17/25)(c)	665	649,702
3.85%, 03/01/26	1,265	1,236,875
3.96%, 03/02/28(a)	788	759,699
4.05%, 09/11/28	1,097	1,056,403
4.08%, 04/19/28 (Call 04/19/27)(c)	600	580,804
4.15%, 03/07/39	343	311,993
4.29%, 07/26/38(a)	556	519,289
4.32%, 04/19/33 (Call 04/19/32)(c)	660	624,510
4.79%, 07/18/25 (Call 07/18/24)(c)	1,025	1,028,377
5.02%, 07/20/28 (Call 07/20/27)(c)	1,090	1,095,512
5.13%, 07/20/33 (Call 07/20/32)(c)	1,105	1,109,016
Mizuho Bank Ltd.
3.60%, 09/25/24(a)(b)	460	452,934
3.75%, 04/16/24(a)(b)	200	198,191
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(a)(b)	1,075	1,070,462
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(c)	1,150	1,106,273
1.23%, 05/22/27 (Call 05/22/26)(c)	1,717	1,494,393
1.55%, 07/09/27 (Call 07/09/26)(c)	1,288	1,132,186
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(c)	895	707,560
2.17%, 05/22/32 (Call 05/22/31)(c)	463	364,032
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(c)	672	539,231
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(c)	1,035	960,391
2.26%, 07/09/32 (Call 07/09/31)(a)(c)	501	395,562
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(c)	909	866,505
2.56%, 09/13/31	1,035	813,287
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(c)	455	377,256
2.65%, 05/22/26 (Call 05/22/25)(c)	705	661,615
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)(c)	663	638,238
2.84%, 09/13/26	684	634,985

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(c)	$550	$473,229
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(c)	819	721,473
3.17%, 09/11/27	1,055	974,314
3.26%, 05/22/30 (Call 05/22/29)(c)	845	749,932
3.48%, 04/12/26(a)(b)	1,020	972,815
3.66%, 02/28/27	730	695,703
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(c)	1,200	1,191,057
4.02%, 03/05/28(a)	560	533,350
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)(c)	685	648,829
4.35%, 10/20/25(a)(b)	200	195,343
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(c)	2,555	2,423,373
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(c)	1,877	1,754,534
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(c)	2,510	2,222,681
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(c)	1,940	1,801,263
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(c)	2,415	2,138,486
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(c)	3,355	2,990,416
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(c)	2,073	1,626,913
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(c)	2,239	1,773,412
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(c)	2,049	1,924,643
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(c)	3,040	2,448,741
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(c)	1,515	1,376,152
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(c)	2,560	1,970,648
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(c)	2,290	1,875,257
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(c)	1,830	1,739,564
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(c)	3,276	2,834,421
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(c)	2,078	2,007,476
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(c)	1,803	1,227,628
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(a)(c)	2,165	1,842,029
3.13%, 07/27/26	2,554	2,433,238
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(c)	1,734	1,352,769
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(c)	2,142	2,022,082
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(a)(c)	4,660	4,591,398
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(c)	2,330	2,134,965
3.63%, 01/20/27	2,526	2,454,152
3.70%, 10/23/24	2,714	2,694,715
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(c)	654	617,285
3.88%, 01/27/26	2,457	2,429,341
3.95%, 04/23/27	1,965	1,904,300
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(c)	1,783	1,588,360
4.00%, 07/23/25	2,088	2,075,087
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(c)	1,545	1,505,472
4.30%, 01/27/45	2,298	2,053,443
4.35%, 09/08/26	2,033	2,009,108
4.38%, 01/22/47	2,276	2,082,647
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(c)	2,505	2,440,219
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(c)	967	899,564
4.68%, 07/17/26 (Call 07/17/25)(c)	3,900	3,904,200
4.89%, 07/20/33 (Call 07/20/32)(c)	945	940,709
5.00%, 11/24/25	2,015	2,046,383
5.30%, 04/20/37 (Call 04/20/32)(c)	2,200	2,103,280
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(c)	1,970	2,135,754

Security	Par (000)	Value

Banks (continued)
6.25%, 08/09/26	$915	$973,350
6.38%, 07/24/42	1,978	2,254,692
7.25%, 04/01/32	1,233	1,449,410
Series F, 3.88%, 04/29/24	2,509	2,502,602
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(c)	1,084	1,001,190
MUFG Bank Ltd.
3.25%, 09/08/24(a)(b)	475	464,964
4.70%, 03/10/44(a)(b)	300	296,779
National Australia Bank Ltd.
1.39%, 01/12/25(b)	1,470	1,381,551
1.89%, 01/12/27(b)	860	778,238
2.33%, 08/21/30(b)	1,625	1,290,153
2.65%, 01/14/41(b)	770	516,556
2.99%, 05/21/31(b)	867	710,290
3.35%, 01/12/37 (Call 01/12/32)(a)(b)(c)	1,417	1,173,054
3.50%, 01/10/27(b)	915	885,695
3.91%, 06/09/27	75	73,805
3.93%, 08/02/34 (Call 08/02/29)(a)(b)(c)	1,756	1,566,664
National Australia Bank Ltd./New York
2.50%, 07/12/26	808	758,725
3.38%, 01/14/26	440	427,582
3.50%, 06/09/25(a)	85	83,698
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(c)	932	888,655
0.75%, 08/06/24	855	798,078
3.75%, 06/09/25 (Call 06/09/24)(c)	495	488,172
National Securities Clearing Corp.
0.40%, 12/07/23 (Call 11/07/23)(b)	701	671,411
0.75%, 12/07/25 (Call 11/07/25)(b)	460	413,960
1.50%, 04/23/25 (Call 03/23/25)(b)	910	852,823
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(c)	1,020	799,866
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(c)	1,328	1,277,698
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(c)	1,731	1,681,903
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(c)	1,370	1,199,367
3.07%, 05/22/28 (Call 05/22/27)(c)	577	521,255
3.75%, 11/01/29 (Call 11/01/24)(c)	980	929,122
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(c)	2,000	1,977,051
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)(c)	1,175	1,092,202
4.80%, 04/05/26	978	972,546
5.52%, 09/30/28 (Call 09/30/27)(c)	395	395,207
NatWest Markets PLC
0.80%, 08/12/24(b)	1,165	1,084,132
1.60%, 09/29/26(b)	1,440	1,269,287
3.48%, 03/22/25(a)(b)	665	645,974
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26)(b)(c)	215	192,125
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(b)(c)(d)	429	397,158
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(b)(c)(d)	175	154,000
NongHyup Bank
0.88%, 07/28/24(b)	100	94,088
1.25%, 07/28/26(b)	75	66,872
Nordea Bank Abp
0.63%, 05/24/24(b)	761	714,864
0.75%, 08/28/25(b)	902	813,652

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.50%, 09/30/26(a)(b)	$1,660	$1,469,337
3.60%, 06/06/25(b)	730	715,545
4.63%, 09/13/33 (Call 09/13/28)(b)(c)	1,162	1,097,355
Norinchukin Bank (The)
1.28%, 09/22/26(b)	625	552,385
2.08%, 09/22/31(b)	1,090	893,964
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	826	697,275
3.15%, 05/03/29 (Call 02/03/29)	747	698,136
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(c)	762	708,483
3.65%, 08/03/28 (Call 05/03/28)(a)	414	402,407
3.95%, 10/30/25	515	513,037
4.00%, 05/10/27 (Call 04/10/27)	700	697,420
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(b)(c)	1,215	1,112,563
4.25%, 06/19/24(b)	847	845,330
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26), (SOFR + 2.520%)(c)	272	243,447
PNC Bank NA
2.70%, 10/22/29	925	803,923
2.95%, 02/23/25 (Call 01/24/25)	792	770,714
3.10%, 10/25/27 (Call 09/25/27)	786	747,554
3.25%, 06/01/25 (Call 05/02/25)	1,000	980,895
3.25%, 01/22/28 (Call 12/23/27)	850	805,254
3.30%, 10/30/24 (Call 09/30/24)(a)	562	552,490
3.50%, 06/08/23 (Call 05/09/23)	100	99,927
3.88%, 04/10/25 (Call 03/10/25)	725	717,005
4.05%, 07/26/28(a)	1,405	1,356,514
4.20%, 11/01/25 (Call 10/02/25)	665	660,604
2.50%, 08/27/24 (Call 07/27/24)	480	467,263
PNC Financial Services Group Inc., 4.63%, 06/06/33 (Call 06/06/32)(a)(c)	114	107,934
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	610	547,136
2.20%, 11/01/24 (Call 10/02/24)	703	679,699
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(c)	805	674,301
2.55%, 01/22/30 (Call 10/24/29)	1,369	1,200,546
2.60%, 07/23/26 (Call 05/23/26)	845	797,844
3.15%, 05/19/27 (Call 04/19/27)	789	755,112
3.45%, 04/23/29 (Call 01/23/29)	1,260	1,192,788
3.50%, 01/23/24 (Call 12/23/23)	767	764,596
3.90%, 04/29/24 (Call 03/29/24)	907	906,163
Regions Bank/Birmingham AL, 6.45%, 06/26/37	385	428,415
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	453	389,897
2.25%, 05/18/25 (Call 04/18/25)(a)	480	457,807
7.38%, 12/10/37	569	672,667
Royal Bank of Canada
0.43%, 01/19/24(a)	479	457,102
0.50%, 10/26/23(a)	82	79,075
0.65%, 07/29/24	1,352	1,268,728
0.75%, 10/07/24(a)	1,305	1,217,124
0.88%, 01/20/26	1,336	1,199,270
1.15%, 06/10/25	1,198	1,103,572
1.15%, 07/14/26	1,467	1,308,322
1.20%, 04/27/26	1,427	1,282,241
1.40%, 11/02/26	850	756,535
1.60%, 01/21/25	862	813,154
2.05%, 01/21/27(a)	410	372,746

Security	Par (000)	Value

Banks (continued)
2.25%, 11/01/24	$1,479	$1,421,790
2.30%, 11/03/31	1,040	863,846
2.55%, 07/16/24	1,465	1,425,755
3.38%, 04/14/25	465	456,447
3.63%, 05/04/27(a)	511	493,074
3.70%, 10/05/23	1,300	1,299,164
3.88%, 05/04/32	948	895,541
3.97%, 07/26/24	655	652,981
4.24%, 08/03/27	690	680,941
4.65%, 01/27/26	1,331	1,341,047
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(c)	580	504,363
3.24%, 10/05/26 (Call 08/05/26)	1,133	1,053,554
3.45%, 06/02/25 (Call 05/02/25)	908	868,099
3.50%, 06/07/24 (Call 05/07/24)	1,035	1,017,155
4.26%, 06/09/25 (Call 06/09/24)(c)	270	264,783
4.40%, 07/13/27 (Call 04/14/27)	1,026	987,786
4.50%, 07/17/25 (Call 04/17/25)	888	883,734
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(c)	815	762,479
1.53%, 08/21/26 (Call 08/21/25)(c)	987	882,550
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(c)	1,175	1,016,297
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(c)	1,020	894,247
2.90%, 03/15/32 (Call 03/15/31), (SOFR + 1.475%)(c)	835	671,012
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(c)	835	761,281
4.75%, 09/15/25(b)	595	577,520
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(c)	1,659	1,652,790
5.63%, 09/15/45(b)	340	307,131
Santander UK PLC
2.88%, 06/18/24(a)	215	209,952
4.00%, 03/13/24(a)	830	829,251
5.00%, 11/07/23(a)(b)	211	210,599
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	200	188,964
3.88%, 11/05/23(b)	200	199,743
4.00%, 04/23/29(b)	407	385,585
4.38%, 04/13/32(a)(b)	695	668,567
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	200	181,488
2.88%, (Call 05/12/26)(b)(c)(d)	165	145,576
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(c)	480	455,636
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23(b)	695	671,724
0.65%, 09/09/24(b)	181	168,145
0.85%, 09/02/25(a)(b)	775	696,663
1.20%, 09/09/26(a)(b)	135	119,717
3.70%, 06/09/25(b)	1,680	1,651,823
Societe Generale SA
1.38%, 07/08/25(b)	20	18,248
1.49%, 12/14/26 (Call 12/14/25)(b)(c)	1,515	1,320,270
1.79%, 06/09/27 (Call 06/09/26)(b)(c)	1,089	942,554
2.23%, 01/21/26 (Call 01/21/25)(b)(c)	1,350	1,248,640
2.63%, 10/16/24(a)(b)	1,065	1,019,535
2.63%, 01/22/25(a)(b)	1,548	1,458,617
2.80%, 01/19/28 (Call 01/19/27)(b)(c)	1,345	1,185,077
2.89%, 06/09/32 (Call 06/09/31)(a)(b)(c)	1,485	1,163,675
3.00%, 01/22/30(a)(b)	808	677,770

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.34%, 01/21/33 (Call 01/21/32)(b)(c)	$660	$530,838
3.63%, 03/01/41(b)	525	347,328
3.65%, 07/08/35 (Call 07/08/30)(a)(b)(c)	556	444,754
3.88%, 03/28/24(b)	1,070	1,054,115
4.00%, 01/12/27(a)(b)	795	758,186
4.03%, 01/21/43 (Call 01/21/42)(b)(c)	845	581,430
4.25%, 09/14/23(a)(b)	610	608,016
4.25%, 04/14/25(b)	1,690	1,654,788
4.25%, 08/19/26(b)	942	897,844
4.35%, 06/13/25(b)	310	307,374
4.68%, 06/15/27(a)(b)	495	490,236
4.75%, 11/24/25(b)	520	508,031
4.75%, 09/14/28(a)(b)	675	651,980
5.00%, 01/17/24(a)(b)	808	808,272
5.63%, 11/24/45(a)(b)	360	309,897
6.22%, 06/15/33 (Call 06/15/32)(b)(c)	1,922	1,828,051
Standard Chartered Bank, 8.00%, 05/30/31	35	39,946
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(b)(c)	1,466	1,385,516
1.21%, 03/23/25 (Call 03/23/24)(b)(c)	464	436,667
1.46%, 01/14/27 (Call 01/14/26)(b)(c)	900	789,360
1.82%, 11/23/25 (Call 11/23/24)(b)(c)	1,707	1,577,401
2.61%, 01/12/28 (Call 01/12/27)(b)(c)	1,400	1,240,105
2.68%, 06/29/32 (Call 06/29/31)(b)(c)	1,055	834,655
2.89%, 01/30/26 (Call 01/30/25)(b)(c)	2,168	2,038,341
3.20%, 04/17/25(a)(b)	800	773,148
3.27%, 02/18/36 (Call 11/18/30)(b)(c)	1,656	1,299,674
3.60%, 01/12/33 (Call 01/12/32)(a)(b)(c)	605	489,134
3.79%, 05/21/25 (Call 05/21/24)(b)(c)	1,378	1,344,877
3.97%, 03/30/26 (Call 03/30/25)(b)(c)	1,655	1,599,423
4.05%, 04/12/26(a)(b)	1,102	1,075,486
4.30%, 02/19/27(a)(b)	325	313,980
4.31%, 05/21/30 (Call 05/21/29),
(3 mo. LIBOR US + 1.910%)(a)(b)(c)	760	703,444
4.64%, 04/01/31 (Call 04/01/30)(a)(b)(c)	1,865	1,757,524
4.87%, 03/15/33 (Call 03/15/28)(a)(b)(c)	920	852,090
5.20%, 01/26/24(b)	495	495,943
5.30%, 01/09/43(a)(b)	625	550,868
5.70%, 03/26/44(b)	1,646	1,529,942
State Bank of India/London
4.38%, 01/24/24(a)(b)	685	683,590
4.88%, 04/17/24(a)(b)	365	367,182
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(c)	385	347,536
1.75%, 02/06/26 (Call 02/06/25), (SOFR + 0.441%)(a)(c)	360	338,914
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(a)(c)	865	791,130
2.20%, 03/03/31	897	744,786
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(c)	777	750,444
2.40%, 01/24/30(a)	387	341,064
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(c)	828	705,563
2.65%, 05/19/26	713	686,309
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)(c)	686	659,480
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(c)	875	762,584
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(c)	480	435,669
3.30%, 12/16/24(a)	936	928,038
3.55%, 08/18/25	1,300	1,287,921
3.70%, 11/20/23	686	686,593
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(c)	657	655,419

Security	Par (000)	Value

Banks (continued)
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(c)	$529	$515,662
4.16%, 08/04/33	125	120,682
4.42%, 05/13/33 (Call 05/13/32)(a)(c)	340	334,699
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24	400	393,301
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	290	276,368
0.95%, 01/12/26	1,163	1,035,090
1.40%, 09/17/26	1,200	1,057,112
1.47%, 07/08/25	2,805	2,577,872
1.71%, 01/12/31	570	441,184
1.90%, 09/17/28	1,905	1,593,219
2.13%, 07/08/30	1,440	1,179,402
2.14%, 09/23/30	734	583,170
2.17%, 01/14/27	410	369,481
2.22%, 09/17/31(a)	920	738,908
2.30%, 01/12/41	410	276,406
2.35%, 01/15/25	1,130	1,076,449
2.45%, 09/27/24	1,591	1,529,988
2.47%, 01/14/29	947	815,379
2.63%, 07/14/26	826	769,468
2.70%, 07/16/24(a)	1,795	1,740,685
2.72%, 09/27/29	395	342,073
2.75%, 01/15/30	1,215	1,047,181
2.93%, 09/17/41	565	409,553
3.01%, 10/19/26	622	585,264
3.04%, 07/16/29	2,537	2,243,806
3.05%, 01/14/42	375	281,978
3.20%, 09/17/29	501	441,748
3.35%, 10/18/27	215	201,837
3.36%, 07/12/27	448	423,943
3.45%, 01/11/27	1,524	1,451,809
3.54%, 01/17/28	746	706,738
3.78%, 03/09/26	1,425	1,391,120
3.94%, 10/16/23(a)	662	661,201
3.94%, 07/19/28	794	754,652
4.31%, 10/16/28	939	911,866
4.44%, 04/02/24(b)	845	840,449
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23, (SOFR + 0.44%)(a)(b)	630	609,009
0.80%, 09/16/24(b)	1,030	956,593
0.85%, 03/25/24(b)	663	627,752
1.05%, 09/12/25(b)	985	888,424
1.35%, 09/16/26(b)	890	786,315
1.55%, 03/25/26(b)	1,065	960,906
2.55%, 03/10/25(a)(b)	750	715,484
2.80%, 03/10/27(b)	890	827,498
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	401	394,257
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)(a)	455	403,887
1.80%, 02/02/31 (Call 11/02/30)	652	490,644
2.10%, 05/15/28 (Call 03/15/28)	285	241,349
3.13%, 06/05/30 (Call 03/05/30)	460	393,989
3.50%, 01/29/25	317	309,491
4.35%, 04/29/28 (Call 04/29/27)(c)	760	732,183
4.57%, 04/29/33 (Call 04/29/32)(c)	855	794,811
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	1,262	1,186,666
1.42%, 06/11/27 (Call 06/11/26)(b)(c)	620	550,604
3.65%, 06/10/25(b)	1,810	1,773,819

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.90%, 11/20/23	$995	$995,703
3.95%, 06/10/27(a)(b)	2,195	2,146,018
Swedbank AB
0.60%, 09/25/23(a)(b)	535	514,824
0.85%, 03/18/24(b)	820	777,735
1.54%, 11/16/26(b)	1,090	977,175
3.36%, 04/04/25(b)	1,125	1,097,583
Synchrony Bank
5.40%, 08/22/25	500	499,239
5.63%, 08/23/27	750	744,004
Synovus Financial Corp., 5.20%, 08/11/25	500	498,739
Toronto-Dominion Bank (The)
0.45%, 09/11/23	571	551,389
0.55%, 03/04/24	729	693,309
0.70%, 09/10/24	825	771,448
0.75%, 09/11/25(a)	1,151	1,039,689
0.75%, 01/06/26	830	741,349
1.15%, 06/12/25	510	469,466
1.20%, 06/03/26	965	863,976
1.25%, 12/13/24	900	847,030
1.25%, 09/10/26	1,365	1,212,053
1.45%, 01/10/25	1,155	1,088,992
1.95%, 01/12/27	1,230	1,114,367
2.00%, 09/10/31	398	322,033
2.35%, 03/08/24	770	751,882
2.45%, 01/12/32	1,255	1,045,848
2.65%, 06/12/24	1,665	1,626,123
2.80%, 03/10/27	1,410	1,321,375
3.20%, 03/10/32	940	836,015
3.25%, 03/11/24	943	931,750
3.63%, 09/15/31 (Call 09/15/26)(a)(c)	1,732	1,649,704
3.77%, 06/06/25	875	865,109
4.11%, 06/08/27	1,110	1,098,102
4.46%, 06/08/32	610	597,932
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	1,190	1,115,415
2.15%, 12/06/24 (Call 11/05/24)	907	869,423
2.25%, 03/11/30 (Call 12/11/29)	1,133	943,416
2.64%, 09/17/29 (Call 09/17/24)(c)	1,415	1,342,200
3.20%, 04/01/24 (Call 03/01/24)	882	874,890
3.30%, 05/15/26 (Call 04/15/26)	905	868,825
3.63%, 09/16/25 (Call 08/16/25)	1,353	1,325,234
3.80%, 10/30/26 (Call 09/30/26)	848	828,117
4.05%, 11/03/25 (Call 09/03/25)	460	459,638
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	780	670,680
1.20%, 08/05/25 (Call 07/03/25)	509	468,096
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)(c)	1,136	1,019,565
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(c)	911	778,943
1.95%, 06/05/30 (Call 03/05/30)(a)	480	397,485
2.50%, 08/01/24 (Call 07/01/24)(a)	704	685,479
2.85%, 10/26/24 (Call 09/26/24)(a)	949	930,737
3.70%, 06/05/25 (Call 05/05/25)	685	677,586
3.75%, 12/06/23 (Call 11/06/23)	681	682,039
3.88%, 03/19/29 (Call 02/16/29)(a)	916	868,356
4.00%, 05/01/25 (Call 03/01/25)	982	979,307
4.12%, 06/06/28 (Call 06/06/27)(c)	1,010	990,128
4.26%, 07/28/26 (Call 07/28/25)(c)	690	688,445
4.92%, 07/28/33 (Call 07/28/32)(a)(c)	690	660,398

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	$864	$690,360
1.45%, 05/12/25 (Call 04/11/25)(a)	1,419	1,329,158
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(c)	1,295	1,183,240
2.40%, 07/30/24 (Call 06/28/24)	1,391	1,357,347
2.49%, 11/03/36 (Call 11/03/31)(c)	1,785	1,440,269
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(a)(c)	1,482	1,271,097
3.00%, 07/30/29 (Call 04/30/29)	1,014	914,839
3.10%, 04/27/26 (Call 03/27/26)	1,121	1,078,956
3.38%, 02/05/24 (Call 01/05/24)	844	839,888
3.60%, 09/11/24 (Call 08/11/24)(a)	975	972,255
3.70%, 01/30/24 (Call 12/29/23)	572	572,734
3.90%, 04/26/28 (Call 03/24/28)	868	852,194
3.95%, 11/17/25 (Call 10/17/25)	672	672,145
4.55%, 07/22/28 (Call 07/22/27)(c)	965	968,493
4.97%, 07/22/33 (Call 07/22/32)(c)	1,030	1,015,080
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	1,029	970,511
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	1,106	1,065,505
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	928	889,647
2.80%, 01/27/25 (Call 12/27/24)(a)	711	693,022
UBS AG/London
0.45%, 02/09/24(b)	992	940,896
0.70%, 08/09/24(b)	1,000	934,131
1.25%, 06/01/26(b)	1,065	948,577
1.38%, 01/13/25 (Call 12/13/24), (SOFR + 0.300%)(b)	980	916,750
4.50%, 06/26/48(a)(b)	730	675,273
UBS AG/Stamford CT, 7.50%, 07/15/25	480	509,987
UBS Group AG
1.36%, 01/30/27 (Call 01/30/26)(b)(c)	1,445	1,273,643
1.49%, 08/10/27 (Call 08/10/26)(a)(b)(c)	1,895	1,645,838
2.10%, 02/11/32 (Call 02/11/31)(a)(b)(c)	1,837	1,436,457
2.75%, 02/11/33 (Call 02/11/32)(b)(c)	1,885	1,510,262
3.13%, 08/13/30 (Call 08/13/29), (3 mo. LIBOR US + 1.468%)(b)(c)	1,655	1,446,062
3.18%, 02/11/43 (Call 02/11/42)(b)(c)	1,290	946,753
4.13%, 09/24/25(b)	1,619	1,601,351
4.13%, 04/15/26(b)	1,950	1,911,100
4.25%, 03/23/28 (Call 03/23/27)(b)	1,575	1,511,630
4.49%, 08/05/25(a)	455	453,461
4.49%, 05/12/26 (Call 05/12/25)(b)(c)	520	514,581
4.70%, 08/05/27	420	412,250
4.75%, 05/12/28 (Call 05/12/27)(b)(c)	1,435	1,407,387
4.99%, 08/05/33(a)	305	293,963
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(b)(c)	1,341	1,134,664
2.57%, 09/22/26 (Call 09/22/25)(b)(c)	1,429	1,249,230
3.13%, 06/03/32 (Call 06/03/31)(a)(b)(c)	1,117	840,239
United Overseas Bank Ltd.
3.75%, 04/15/29 (Call 04/15/24)(b)(c)	623	614,664
3.86%, 10/07/32 (Call 10/07/27)(a)(b)(c)	1,000	952,629
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(c)	35	31,666
Wachovia Corp.
5.50%, 08/01/35	1,235	1,244,920
6.61%, 10/01/25(a)	185	196,319
7.50%, 04/15/35	581	683,826
7.57%, 08/01/26(a)(e)	580	632,711
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	160	149,248

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(c)	$1,005	$942,745
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(c)	1,373	1,291,827
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(c)	1,875	1,755,055
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(c)	2,620	2,346,866
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(c)	1,927	1,841,289
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(c)	2,929	2,480,806
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(a)(c)	3,165	2,776,142
3.00%, 02/19/25	2,130	2,069,372
3.00%, 04/22/26	2,480	2,359,437
3.00%, 10/23/26	2,967	2,803,315
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(c)	3,149	2,410,454
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(c)	2,255	2,124,167
3.30%, 09/09/24(a)	1,828	1,805,369
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(c)	3,710	3,238,623
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(c)	2,720	2,569,517
3.55%, 09/29/25	2,502	2,458,843
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(c)	2,380	2,245,715
3.75%, 01/24/24 (Call 12/22/23)	1,713	1,707,856
3.90%, 05/01/45	1,962	1,659,342
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(c)	5,360	5,251,801
4.10%, 06/03/26	1,861	1,826,936
4.15%, 01/24/29 (Call 10/24/28)	1,967	1,907,054
4.30%, 07/22/27	2,268	2,231,451
4.40%, 06/14/46	1,836	1,608,153
4.48%, 01/16/24	772	777,002
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(c)	2,060	1,981,122
4.54%, 08/15/26	530	526,405
4.61%, 04/25/53 (Call 04/25/52)(c)	3,430	3,145,932
4.65%, 11/04/44	1,708	1,539,659
4.75%, 12/07/46	1,960	1,789,638
4.81%, 07/25/28 (Call 07/25/27)(c)	3,020	2,997,831
4.90%, 07/25/33 (Call 07/25/32)(c)	1,075	1,057,759
4.90%, 11/17/45	1,780	1,644,507
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(c)	5,032	4,914,559
5.38%, 02/07/35(a)	540	551,803
5.38%, 11/02/43	1,719	1,714,097
5.61%, 01/15/44	2,051	2,075,177
5.95%, 12/01/86	316	317,093
Series B, 7.95%, 11/15/29	250	289,825
Wells Fargo Bank N.A.
5.85%, 02/01/37(a)	1,600	1,691,210
5.95%, 08/26/36	680	720,643
6.60%, 01/15/38	995	1,140,247
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(c)	737	653,368
Westpac Banking Corp.
1.02%, 11/18/24	505	476,917
1.15%, 06/03/26	647	580,618
1.95%, 11/20/28	1,705	1,483,540
2.15%, 06/03/31	1,038	871,284
2.35%, 02/19/25(a)	886	855,898
2.65%, 01/16/30	980	871,960
2.67%, 11/15/35 (Call 11/15/30)(a)(c)	1,419	1,117,129
2.70%, 08/19/26	1,111	1,048,893
2.85%, 05/13/26	1,423	1,362,099
2.89%, 02/04/30 (Call 02/04/25)(c)	1,003	941,860

Security	Par (000)	Value

Banks (continued)
2.96%, 11/16/40	$926	$659,526
3.02%, 11/18/36 (Call 11/18/31)(c)	1,105	871,796
3.13%, 11/18/41	930	671,401
3.30%, 02/26/24(a)	1,133	1,128,207
3.35%, 03/08/27(a)	969	934,576
3.40%, 01/25/28(a)	784	749,163
4.04%, 08/26/27(a)	165	163,531
4.11%, 07/24/34 (Call 07/24/29)(c)	1,369	1,231,401
4.32%, 11/23/31 (Call 11/23/26)(c)	1,653	1,573,296
4.42%, 07/24/39	593	521,956
5.41%, 08/10/33	690	663,224
Wintrust Financial Corp., 4.85%, 06/06/29	257	245,455
Woori Bank
4.75%, 04/30/24(a)(b)	810	810,546
5.13%, 08/06/28(b)	300	300,803
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	720	611,376

		1,464,575,372

Beverages — 1.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	2,581	2,536,860
4.70%, 02/01/36 (Call 08/01/35)	4,510	4,363,370
4.90%, 02/01/46 (Call 08/01/45)	8,090	7,680,307
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	659	551,297
4.63%, 02/01/44	735	677,057
4.70%, 02/01/36 (Call 08/01/35)(a)	1,396	1,350,613
4.90%, 02/01/46 (Call 08/01/45)	1,323	1,256,001
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	1,522	1,430,689
3.75%, 07/15/42	1,106	910,829
4.00%, 04/13/28 (Call 01/13/28)(a)	1,746	1,725,664
4.35%, 06/01/40 (Call 12/01/39)(a)	809	735,884
4.38%, 04/15/38 (Call 10/15/37)(a)	1,360	1,255,927
4.44%, 10/06/48 (Call 04/06/48)	1,498	1,331,592
4.50%, 06/01/50 (Call 12/01/49)(a)	1,760	1,595,777
4.60%, 04/15/48 (Call 10/15/47)	2,226	2,018,853
4.60%, 06/01/60 (Call 12/01/59)(a)	800	709,652
4.75%, 01/23/29 (Call 10/23/28)	3,052	3,114,605
4.75%, 04/15/58 (Call 10/15/57)	1,322	1,206,326
4.90%, 01/23/31 (Call 10/23/30)(a)	419	430,461
4.95%, 01/15/42(a)	1,363	1,332,268
5.45%, 01/23/39 (Call 07/23/38)	1,819	1,875,074
5.55%, 01/23/49 (Call 07/23/48)	3,629	3,773,118
5.80%, 01/23/59 (Call 07/23/58)	1,632	1,740,618
5.88%, 06/15/35	200	212,643
6.63%, 08/15/33(a)	452	505,560
8.00%, 11/15/39	1,236	1,587,428
8.20%, 01/15/39	1,464	1,902,511
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	425	390,318
4.45%, 05/15/25 (Call 03/15/25)(b)	990	972,859
4.70%, 05/15/28 (Call 02/15/28)(a)(b)	840	816,641
5.15%, 05/15/38 (Call 11/15/37)(b)	455	429,694
5.30%, 05/15/48 (Call 11/15/47)(a)(b)	585	552,755
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(a)(b)	565	463,865
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	271	268,609
3.75%, 01/15/43 (Call 07/15/42)	240	198,508
4.00%, 04/15/38 (Call 10/15/37)	80	72,186

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.50%, 07/15/45 (Call 01/15/45)	$849	$797,548
Coca-Cola Co. (The)
1.00%, 03/15/28	980	844,801
1.38%, 03/15/31(a)	1,296	1,053,945
1.45%, 06/01/27	918	829,143
1.50%, 03/05/28	605	541,319
1.65%, 06/01/30	1,585	1,337,892
1.75%, 09/06/24(a)	1,243	1,205,021
2.00%, 03/05/31	240	205,209
2.13%, 09/06/29	1,329	1,183,916
2.25%, 01/05/32(a)	1,010	878,379
2.50%, 06/01/40(a)	1,258	970,589
2.50%, 03/15/51	840	596,772
2.60%, 06/01/50	1,291	939,753
2.75%, 06/01/60(a)	902	642,670
2.88%, 05/05/41	1,067	868,096
2.90%, 05/25/27	557	537,478
3.00%, 03/05/51(a)	1,070	839,036
3.38%, 03/25/27(a)	1,150	1,136,355
3.45%, 03/25/30(a)	1,363	1,311,972
4.20%, 03/25/50	750	723,865
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	370	363,207
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(b)	769	726,208
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	497	438,187
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(a)	790	621,564
2.75%, 01/22/30 (Call 10/22/29)(a)	1,125	1,015,121
5.25%, 11/26/43	705	711,987
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	1,015	826,613
2.88%, 05/01/30 (Call 02/01/30)	490	426,896
3.15%, 08/01/29 (Call 05/01/29)	1,003	901,732
3.50%, 05/09/27 (Call 02/09/27)(a)	403	385,037
3.60%, 05/09/24	340	336,958
3.60%, 02/15/28 (Call 11/15/27)	263	249,766
3.70%, 12/06/26 (Call 09/06/26)	628	608,012
3.75%, 05/01/50 (Call 11/01/49)	345	274,314
4.10%, 02/15/48 (Call 08/15/47)	536	450,391
4.35%, 05/09/27 (Call 04/09/27)	205	204,238
4.40%, 11/15/25 (Call 09/15/25)(a)	785	785,595
4.50%, 05/09/47 (Call 11/09/46)(a)	602	533,421
4.65%, 11/15/28 (Call 08/15/28)	667	661,618
4.75%, 11/15/24	646	654,223
4.75%, 12/01/25(a)	215	218,284
4.75%, 05/09/32 (Call 02/09/32)(a)	335	330,196
5.25%, 11/15/48 (Call 05/15/48)	519	505,121
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	780	722,380
2.00%, 04/29/30 (Call 01/29/30)	485	414,597
2.13%, 10/24/24 (Call 09/24/24)	830	802,864
2.13%, 04/29/32 (Call 01/29/32)	720	597,979
2.38%, 10/24/29 (Call 07/24/29)	1,488	1,319,592
3.50%, 09/18/23 (Call 08/18/23)	250	249,209
3.88%, 05/18/28 (Call 02/18/28)(a)	505	500,684
3.88%, 04/29/43 (Call 10/29/42)	350	309,115
5.88%, 09/30/36	468	518,593

Security	Par (000)	Value

Beverages (continued)
Diageo Investment Corp.
4.25%, 05/11/42	$488	$453,082
7.45%, 04/15/35	150	188,935
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	1,967	1,529,874
4.38%, 05/10/43	765	670,905
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(b)	952	915,982
4.00%, 10/01/42(b)	596	511,283
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	720	652,998
JDE Peet’s NV
0.80%, 09/24/24 (Call 10/03/22)(b)	515	474,969
1.38%, 01/15/27 (Call 12/15/26)(b)	998	856,102
2.25%, 09/24/31 (Call 06/24/31)(b)	785	603,627
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 10/03/22)	939	892,398
2.25%, 03/15/31 (Call 12/15/30)	719	591,296
2.55%, 09/15/26 (Call 06/15/26)	430	400,337
3.13%, 12/15/23 (Call 10/15/23)(a)	398	394,593
3.20%, 05/01/30 (Call 02/01/30)	786	704,532
3.35%, 03/15/51 (Call 09/15/50)	385	279,870
3.40%, 11/15/25 (Call 08/15/25)	671	656,729
3.43%, 06/15/27 (Call 03/15/27)(a)	522	499,252
3.80%, 05/01/50 (Call 11/01/49)	740	575,414
3.95%, 04/15/29 (Call 02/15/29)	585	556,742
4.05%, 04/15/32 (Call 01/15/32)	690	643,715
4.42%, 05/25/25 (Call 03/25/25)(a)	446	449,061
4.42%, 12/15/46 (Call 06/15/46)	750	652,102
4.50%, 11/15/45 (Call 05/15/45)	794	694,797
4.50%, 04/15/52 (Call 10/15/51)	880	765,294
4.60%, 05/25/28 (Call 02/25/28)(a)	125	125,396
5.09%, 05/25/48 (Call 11/25/47)	230	225,149
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	2,074	1,943,018
4.20%, 07/15/46 (Call 01/15/46)	1,831	1,507,175
5.00%, 05/01/42	787	729,876
PepsiCo Inc.
0.40%, 10/07/23	620	599,980
1.40%, 02/25/31 (Call 11/25/30)	817	666,995
1.63%, 05/01/30 (Call 02/01/30)	1,094	922,994
1.95%, 10/21/31 (Call 07/21/31)	595	503,798
2.25%, 03/19/25 (Call 02/19/25)	1,564	1,507,612
2.38%, 10/06/26 (Call 07/06/26)	746	707,451
2.63%, 03/19/27 (Call 01/19/27)	600	569,916
2.63%, 07/29/29 (Call 04/29/29)(a)	869	796,418
2.63%, 10/21/41 (Call 04/21/41)	1,130	886,543
2.75%, 04/30/25 (Call 01/30/25)	944	922,836
2.75%, 03/19/30 (Call 12/19/29)	1,314	1,201,284
2.75%, 10/21/51 (Call 04/21/51)	1,495	1,128,428
2.85%, 02/24/26 (Call 11/24/25)	1,086	1,058,996
2.88%, 10/15/49 (Call 04/15/49)	1,430	1,114,384
3.00%, 10/15/27 (Call 07/15/27)	1,422	1,374,731
3.38%, 07/29/49 (Call 01/29/49)	506	429,901
3.45%, 10/06/46 (Call 04/06/46)	1,237	1,071,733
3.50%, 07/17/25 (Call 04/17/25)	850	845,760
3.50%, 03/19/40 (Call 09/19/39)	165	145,511
3.60%, 03/01/24 (Call 12/01/23)(a)	899	899,824
3.60%, 02/18/28 (Call 01/18/28)(a)	780	765,626
3.60%, 08/13/42(a)	60	53,096
3.63%, 03/19/50 (Call 09/19/49)	847	756,739

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.88%, 03/19/60 (Call 09/19/59)	$525	$499,650
3.90%, 07/18/32 (Call 04/18/32)	1,083	1,061,281
4.00%, 03/05/42(a)	795	744,031
4.20%, 07/18/52 (Call 01/18/52)	315	308,785
4.25%, 10/22/44 (Call 04/22/44)(a)	45	42,824
4.45%, 04/14/46 (Call 10/14/45)(a)	170	169,867
4.60%, 07/17/45 (Call 01/17/45)	172	171,588
4.88%, 11/01/40	200	209,544
7.00%, 03/01/29	480	559,653
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(b)	675	574,140
1.63%, 04/01/31 (Call 01/01/30)(a)(b)	795	627,004
2.75%, 10/01/50 (Call 04/01/50)(a)(b)	390	266,057
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	810	784,252
5.50%, 01/15/42(b)	890	915,273
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	832	787,452

		133,880,340

Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	710	612,377
1.90%, 02/21/25 (Call 01/21/25)	555	528,071
2.00%, 01/15/32 (Call 10/15/31)	895	728,783
2.20%, 02/21/27 (Call 12/21/26)	1,798	1,652,355
2.30%, 02/25/31 (Call 11/25/30)(a)	919	777,101
2.45%, 02/21/30 (Call 11/21/29)	1,398	1,223,282
2.60%, 08/19/26 (Call 05/19/26)	1,197	1,132,700
2.77%, 09/01/53 (Call 03/01/53)(a)	716	475,329
2.80%, 08/15/41 (Call 02/15/41)	1,170	876,931
3.00%, 02/22/29 (Call 12/22/28)	410	376,625
3.00%, 01/15/52 (Call 07/15/51)	650	457,713
3.13%, 05/01/25 (Call 02/01/25)(a)	1,203	1,178,964
3.15%, 02/21/40 (Call 08/21/39)	1,925	1,521,493
3.20%, 11/02/27 (Call 08/02/27)	1,335	1,276,391
3.35%, 02/22/32 (Call 11/22/31)	1,085	980,999
3.38%, 02/21/50 (Call 08/21/49)	1,904	1,454,216
3.63%, 05/22/24 (Call 02/22/24)(a)	1,443	1,436,053
4.05%, 08/18/29	920	894,892
4.20%, 03/01/33(a)	920	886,811
4.20%, 02/22/52 (Call 08/22/51)	1,490	1,297,149
4.40%, 05/01/45 (Call 11/01/44)	1,962	1,765,126
4.40%, 02/22/62 (Call 08/22/61)	1,315	1,139,620
4.56%, 06/15/48 (Call 12/15/47)	1,465	1,356,071
4.66%, 06/15/51 (Call 12/15/50)	2,724	2,552,021
4.88%, 03/01/53	405	392,849
4.95%, 10/01/41	1,071	1,041,263
5.15%, 11/15/41 (Call 05/15/41)	855	848,929
5.65%, 06/15/42 (Call 12/15/41)	105	110,224
5.75%, 03/15/40	380	399,023
6.38%, 06/01/37	424	486,160
6.90%, 06/01/38	75	85,898
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	1,097	1,090,425
5.25%, 06/23/45 (Call 12/23/44)(a)	976	963,783
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)(a)	1,548	1,264,530
3.15%, 05/01/50 (Call 11/01/49)	1,246	849,925
3.25%, 02/15/51 (Call 08/15/50)	686	477,279
4.05%, 09/15/25 (Call 06/15/25)	1,668	1,660,236
5.20%, 09/15/45 (Call 03/15/45)(a)	881	846,635

Security	Par (000)	Value

Biotechnology (continued)
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	$150	$141,900
3.70%, 03/15/32 (Call 12/15/31)	590	527,434
CSL Finance PLC
3.85%, 04/27/27 (Call 03/27/27)(a)(b)	460	453,432
4.05%, 04/27/29 (Call 02/27/29)(b)	380	368,801
4.25%, 04/27/32 (Call 01/27/32)(a)(b)	840	815,097
4.63%, 04/27/42 (Call 10/27/41)(b)	225	212,800
4.75%, 04/27/52 (Call 10/27/51)(b)	1,395	1,341,496
4.95%, 04/27/62 (Call 10/27/61)(b)	205	197,247
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/12/22)	723	698,707
1.20%, 10/01/27 (Call 08/01/27)	765	660,194
1.65%, 10/01/30 (Call 07/01/30)	1,123	912,586
2.50%, 09/01/23 (Call 07/01/23)	493	486,835
2.60%, 10/01/40 (Call 04/01/40)	753	547,030
2.80%, 10/01/50 (Call 04/01/50)	1,768	1,211,096
2.95%, 03/01/27 (Call 12/01/26)	1,120	1,060,894
3.50%, 02/01/25 (Call 11/01/24)	559	551,437
3.65%, 03/01/26 (Call 12/01/25)	1,961	1,925,400
3.70%, 04/01/24 (Call 01/01/24)	1,888	1,883,809
4.00%, 09/01/36 (Call 03/01/36)	865	788,178
4.15%, 03/01/47 (Call 09/01/46)	1,766	1,535,199
4.50%, 02/01/45 (Call 08/01/44)(a)	1,523	1,385,876
4.60%, 09/01/35 (Call 03/01/35)	789	771,950
4.75%, 03/01/46 (Call 09/01/45)(a)	1,733	1,658,440
4.80%, 04/01/44 (Call 10/01/43)	1,269	1,217,650
5.65%, 12/01/41 (Call 06/01/41)	988	1,042,921
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	789	647,426
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	1,479	1,169,593
2.80%, 09/15/50 (Call 03/15/50)	682	458,350
Royalty Pharma PLC
0.75%, 09/02/23	426	410,447
1.20%, 09/02/25 (Call 08/02/25)	766	696,335
1.75%, 09/02/27 (Call 07/02/27)	904	785,479
2.15%, 09/02/31 (Call 06/02/31)	355	280,031
2.20%, 09/02/30 (Call 06/02/30)(a)	1,268	1,028,047
3.30%, 09/02/40 (Call 03/02/40)	1,127	848,047
3.35%, 09/02/51 (Call 03/02/51)	470	314,117
3.55%, 09/02/50 (Call 03/02/50)	971	669,697

		66,802,210

Building Materials — 0.5%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	219	208,145
2.49%, 02/15/27 (Call 12/15/26)	129	118,694
2.70%, 02/15/31 (Call 11/15/30)	653	554,438
2.72%, 02/15/30 (Call 11/15/29)(a)	1,926	1,663,672
3.38%, 04/05/40 (Call 10/05/39)(a)	1,495	1,176,217
3.58%, 04/05/50 (Call 10/05/49)(a)	1,751	1,336,648
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(a)(b)	548	520,497
3.95%, 04/04/28 (Call 01/04/28)(b)	932	900,336
4.50%, 04/04/48 (Call 10/04/47)(a)(b)	925	829,946
CRH America Inc.
3.88%, 05/18/25 (Call 02/15/25)(b)	1,095	1,077,112
5.13%, 05/18/45 (Call 11/18/44)(b)	125	119,776
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	755	590,710
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	572	501,188

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
4.00%, 09/21/23 (Call 08/21/23)	$363	$362,172
4.00%, 06/15/25 (Call 03/15/25)	730	722,295
4.00%, 03/25/32 (Call 12/25/31)(a)	465	412,239
4.50%, 03/25/52 (Call 09/25/51)	480	369,102
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(b)	200	171,200
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(b)	70	72,947
6.88%, 09/29/39(b)	320	342,687
Holcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(b)	725	698,926
4.75%, 09/22/46 (Call 03/22/46)(b)	235	210,620
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	487	482,411
3.90%, 02/14/26 (Call 11/14/25)	500	494,289
4.50%, 02/15/47 (Call 08/15/46)	783	689,775
4.63%, 07/02/44 (Call 01/02/44)	539	474,796
4.95%, 07/02/64 (Call 01/02/64)(e)	266	231,755
5.13%, 09/14/45 (Call 03/14/45)(a)	74	70,868
6.00%, 01/15/36	498	532,752
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	536	438,205
2.00%, 09/16/31 (Call 06/16/31)(a)	600	484,010
Lafarge SA, 7.13%, 07/15/36	438	493,670
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	559	508,657
1.70%, 08/01/27 (Call 06/01/27)	605	526,285
3.00%, 11/15/23 (Call 09/15/23)	320	315,269
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	901	742,106
3.20%, 07/15/51 (Call 01/15/51)	980	686,643
3.45%, 06/01/27 (Call 03/01/27)	60	57,171
3.50%, 12/15/27 (Call 09/15/27)(a)	456	435,398
4.25%, 07/02/24 (Call 04/02/24)	255	255,362
4.25%, 12/15/47 (Call 06/15/47)	390	326,797
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	613	517,733
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	619	521,177
2.00%, 10/01/30 (Call 07/01/30)	548	435,691
2.00%, 02/15/31 (Call 11/15/30)	495	394,705
3.13%, 02/15/51 (Call 08/15/50)	232	155,495
3.50%, 11/15/27 (Call 08/15/27)	437	407,379
4.50%, 05/15/47 (Call 11/15/46)(a)	654	553,600
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	570	543,616
3.88%, 06/01/30 (Call 03/01/30)	610	559,389
3.95%, 08/15/29 (Call 05/15/29)	398	373,346
4.20%, 12/01/24 (Call 09/01/24)	545	544,646
4.30%, 07/15/47 (Call 01/15/47)	741	602,509
4.40%, 01/30/48 (Call 07/30/47)	336	275,595
7.00%, 12/01/36	289	314,729
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	220	221,883
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(a)(b)	550	457,780
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	280	303,523
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	850	765,467
3.90%, 04/01/27 (Call 01/01/27)(a)	418	409,250
4.50%, 04/01/25 (Call 01/01/25)	587	588,425
4.50%, 06/15/47 (Call 12/15/46)	381	336,034

Security	Par (000)	Value

Building Materials (continued)
4.70%, 03/01/48 (Call 09/01/47)	$677	$614,976

		31,102,734

Chemicals — 1.5%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(b)	438	430,876
2.25%, 09/10/29 (Call 06/10/29)(b)	918	810,282
2.50%, 09/27/26 (Call 06/27/26)(b)	932	877,275
3.50%, 09/27/46 (Call 03/27/46)(a)(b)	872	732,903
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	670	624,515
1.85%, 05/15/27 (Call 03/15/27)(a)	718	652,578
2.05%, 05/15/30 (Call 02/15/30)(a)	1,301	1,122,978
2.70%, 05/15/40 (Call 11/15/39)	791	619,953
2.80%, 05/15/50 (Call 11/15/49)	797	591,749
3.35%, 07/31/24 (Call 04/30/24)(a)	541	536,658
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	50	49,637
5.05%, 06/01/32 (Call 03/01/32)	590	574,649
5.45%, 12/01/44 (Call 06/01/44)(a)	65	62,152
5.65%, 06/01/52 (Call 12/01/51)(a)	405	396,943
Alpek SAB de CV, 3.25%, 02/25/31 (Call 11/25/30)(b)	332	281,041
Bayport Polymers LLC
4.74%, 04/14/27 (Call 03/14/27)(b)	20	19,379
5.14%, 04/14/32 (Call 01/14/32)(a)(b)	765	728,136
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)(a)	498	473,720
4.00%, 07/01/29 (Call 04/01/29)	504	463,435
5.00%, 06/30/32 (Call 03/30/32)(a)	375	359,319
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	530	444,800
3.50%, 05/08/24 (Call 04/08/24)	541	527,411
5.90%, 07/05/24	300	302,273
6.05%, 03/15/25	630	631,602
6.17%, 07/15/27 (Call 06/15/27)	1,141	1,142,184
6.33%, 07/15/29 (Call 05/15/29)	865	862,223
6.38%, 07/15/32 (Call 04/15/32)(a)	536	532,092
CF Industries Inc.
4.50%, 12/01/26(b)	481	475,952
4.95%, 06/01/43	790	702,208
5.15%, 03/15/34	645	621,947
5.38%, 03/15/44	695	648,101
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	814	783,010
3.70%, 06/01/28 (Call 03/01/28)(a)(b)	65	62,079
5.13%, 04/01/25 (Call 03/01/25)(b)	930	951,201
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	779	635,603
3.60%, 11/15/50 (Call 05/15/50)(a)	1,135	867,320
4.25%, 10/01/34 (Call 04/01/34)	500	462,175
4.38%, 11/15/42 (Call 05/15/42)	1,054	913,783
4.63%, 10/01/44 (Call 04/01/44)	410	366,245
4.80%, 11/30/28 (Call 08/30/28)(a)	534	537,550
4.80%, 05/15/49 (Call 11/15/48)	530	483,087
5.25%, 11/15/41 (Call 05/15/41)(a)	833	811,780
5.55%, 11/30/48 (Call 05/30/48)	421	424,648
7.38%, 11/01/29	946	1,085,992
9.40%, 05/15/39	863	1,194,977
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	1,684	1,688,093

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.49%, 11/15/25 (Call 09/15/25)	$1,868	$1,881,491
4.73%, 11/15/28 (Call 08/15/28)	1,831	1,845,925
5.32%, 11/15/38 (Call 05/15/38)	1,491	1,486,598
5.42%, 11/15/48 (Call 05/15/48)	2,046	2,009,348
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	811	798,663
4.50%, 12/01/28 (Call 09/01/28)(a)	520	507,621
4.65%, 10/15/44 (Call 04/15/44)	865	747,605
4.80%, 09/01/42 (Call 03/01/42)	454	400,437
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	970	773,029
1.65%, 02/01/27 (Call 01/01/27)(a)	192	174,854
2.13%, 02/01/32 (Call 11/01/31)(a)	515	434,102
2.13%, 08/15/50 (Call 02/15/50)(a)	782	502,670
2.70%, 11/01/26 (Call 08/01/26)(a)	1,174	1,131,264
2.70%, 12/15/51 (Call 06/15/51)(a)	915	648,275
2.75%, 08/18/55 (Call 02/18/55)	868	607,910
3.25%, 12/01/27 (Call 09/01/27)(a)	484	471,944
3.95%, 12/01/47 (Call 06/01/47)(a)	430	389,342
4.80%, 03/24/30 (Call 12/24/29)(a)	761	782,336
5.50%, 12/08/41	70	75,456
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	737	694,327
2.30%, 07/15/30 (Call 04/15/30)	663	572,152
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(b)	135	120,825
4.25%, 11/03/26(b)	1,472	1,444,827
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	655	620,402
3.45%, 10/01/29 (Call 07/01/29)	471	422,721
4.10%, 02/01/24 (Call 11/01/23)	50	49,780
4.50%, 10/01/49 (Call 04/01/49)	620	519,633
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)(b)	272	226,795
4.30%, 03/18/51 (Call 09/18/50)(b)	45	34,786
4.40%, 03/30/32 (Call 09/30/31)(b)	1,090	1,002,721
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	945	753,978
4.50%, 05/01/29 (Call 02/01/29)	925	852,040
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	50	44,980
1.83%, 10/15/27 (Call 08/15/27)(b)	10	8,567
2.30%, 11/01/30 (Call 08/01/30)(b)	75	61,446
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	472	359,332
3.47%, 12/01/50 (Call 06/01/50)(b)	675	495,096
4.38%, 06/01/47 (Call 12/01/46)(a)	495	414,904
4.45%, 09/26/28 (Call 06/26/28)	570	554,133
5.00%, 09/26/48 (Call 03/26/48)	716	656,868
LG Chem Ltd.
1.38%, 07/07/26(b)	725	642,976
2.38%, 07/07/31(b)	500	417,049
3.25%, 10/15/24(b)	200	195,536
3.63%, 04/15/29(b)	50	46,965
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	1,008	808,706
2.00%, 08/10/50 (Call 02/10/50)	288	179,964
2.65%, 02/05/25 (Call 11/05/24)	620	602,413
3.20%, 01/30/26 (Call 10/30/25)	956	937,237
3.55%, 11/07/42 (Call 05/07/42)(a)	755	647,977
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	530	618,951

Security	Par (000)	Value

Chemicals (continued)
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	$455	$509,449
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	822	746,336
5.25%, 07/15/43	813	758,097
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	200	189,727
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	580	523,168
2.25%, 10/01/30 (Call 07/01/30)(a)	395	323,666
3.38%, 10/01/40 (Call 04/01/40)	947	721,954
3.63%, 04/01/51 (Call 10/01/50)	807	594,444
3.80%, 10/01/60 (Call 04/01/60)	594	419,563
4.20%, 10/15/49 (Call 04/15/49)	978	785,539
4.20%, 05/01/50 (Call 11/01/49)	916	740,915
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	798	669,438
5.75%, 04/15/24 (Call 01/15/24)	878	897,308
MEGlobal Canada ULC
5.00%, 05/18/25(a)(b)	1,100	1,105,500
5.88%, 05/18/30(a)(b)	750	784,688
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	209	202,757
4.25%, 11/15/23 (Call 08/15/23)	41	41,039
4.88%, 11/15/41 (Call 05/15/41)	125	110,636
5.45%, 11/15/33 (Call 05/15/33)	32	32,336
5.63%, 11/15/43 (Call 05/15/43)(a)	525	518,999
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	950	764,421
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	500	442,960
3.00%, 04/01/25 (Call 01/01/25)(a)	364	353,055
3.95%, 05/13/50 (Call 11/13/49)	440	373,656
4.00%, 12/15/26 (Call 09/15/26)	451	443,680
4.13%, 03/15/35 (Call 09/15/34)	703	637,609
4.20%, 04/01/29 (Call 01/01/29)	845	819,024
4.90%, 06/01/43 (Call 12/01/42)	462	440,899
5.00%, 04/01/49 (Call 10/01/48)(a)	205	202,809
5.25%, 01/15/45 (Call 07/15/44)	738	722,154
5.63%, 12/01/40	621	638,810
5.88%, 12/01/36(a)	287	310,160
6.13%, 01/15/41 (Call 07/15/40)	365	395,214
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(b)	100	96,505
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(b)	760	679,470
2.88%, 05/11/31 (Call 02/11/31)(b)	560	462,700
4.00%, 10/04/27 (Call 07/04/27)(b)	225	216,945
5.50%, 01/15/48 (Call 07/15/47)(b)	402	343,915
5.88%, 09/17/44(b)	805	728,648
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	862	774,764
2.40%, 08/15/24 (Call 07/15/24)(a)	192	186,636
2.55%, 06/15/30 (Call 03/15/30)	630	549,251
2.80%, 08/15/29 (Call 05/15/29)	482	433,496
3.75%, 03/15/28 (Call 12/15/27)	828	803,152
Rohm & Haas Co., 7.85%, 07/15/29	676	786,841
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	480	391,284
3.75%, 03/15/27 (Call 12/15/26)	435	413,511
4.25%, 01/15/48 (Call 07/15/47)	535	430,405
4.55%, 03/01/29 (Call 12/01/28)	450	430,249
5.25%, 06/01/45 (Call 12/01/44)	347	315,785

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
SABIC Capital II BV
4.00%, 10/10/23(b)	$520	$518,752
4.50%, 10/10/28(b)	880	894,520
Sherwin-Williams Co., 4.25%, 08/08/25	150	149,909
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)(a)	710	575,932
2.30%, 05/15/30 (Call 02/15/30)(a)	506	426,622
2.90%, 03/15/52 (Call 09/15/51)	585	389,124
2.95%, 08/15/29 (Call 05/15/29)(a)	840	753,659
3.13%, 06/01/24 (Call 04/01/24)(a)	568	560,066
3.30%, 05/15/50 (Call 11/15/49)	425	310,665
3.45%, 08/01/25 (Call 05/01/25)(a)	539	528,198
3.45%, 06/01/27 (Call 03/01/27)	1,140	1,090,529
3.80%, 08/15/49 (Call 02/15/49)	635	509,717
3.95%, 01/15/26 (Call 10/15/25)(a)	490	483,819
4.00%, 12/15/42 (Call 06/15/42)(a)	190	156,847
4.50%, 06/01/47 (Call 12/01/46)	1,047	932,790
4.55%, 08/01/45 (Call 02/01/45)	412	360,475
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(a)(b)	650	486,757
4.25%, 05/07/29 (Call 02/07/29)(b)	505	491,744
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	340	292,825
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	529	520,106
Syngenta Finance NV, 4.89%, 04/24/25 (Call 02/24/25)(b)	563	556,896
Westlake Corp.
0.88%, 08/15/24 (Call 10/03/22)(a)	514	485,575
2.88%, 08/15/41 (Call 02/15/41)	435	307,142
3.13%, 08/15/51 (Call 02/15/51)	505	350,598
3.38%, 06/15/30 (Call 03/15/30)	650	582,554
3.38%, 08/15/61 (Call 02/15/61)	390	256,431
3.60%, 08/15/26 (Call 05/15/26)	943	912,889
4.38%, 11/15/47 (Call 05/15/47)	409	348,222
5.00%, 08/15/46 (Call 02/15/46)	980	911,372
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(a)(b)	1,140	960,550
3.80%, 06/06/26 (Call 03/06/26)(a)(b)	500	473,952
4.75%, 06/01/28 (Call 03/01/28)(a)(b)	946	903,609

		101,989,884

Commercial Services — 1.4%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(b)	29	23,229
Adani Ports & Special Economic Zone Ltd.
3.38%, 07/24/24(b)	400	386,605
4.20%, 08/04/27 (Call 02/04/27)(a)(b)	1,146	1,053,009
4.38%, 07/03/29(b)	810	723,884
5.00%, 08/02/41 (Call 02/02/41)(b)	150	121,724
American University (The), Series 2019, 3.67%, 04/01/49	465	390,499
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	765	660,680
2.45%, 08/12/31 (Call 05/12/31)(b)	643	505,071
4.00%, 05/01/28 (Call 05/01/23)(b)	452	413,067
4.25%, 11/01/29 (Call 11/01/24)(a)(b)	555	509,204
4.38%, 08/15/27 (Call 09/16/22)(a)(b)	870	819,506
5.50%, 08/11/32	300	294,352
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	934	765,768
1.70%, 05/15/28 (Call 03/15/28)	860	770,223
3.38%, 09/15/25 (Call 06/15/25)	1,017	1,006,359

Security	Par (000)	Value

Commercial Services (continued)
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	$800	$694,332
3.88%, 08/15/30 (Call 05/15/30)	726	660,094
5.25%, 10/01/25 (Call 07/01/25)	460	465,329
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	160	125,548
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	392	278,286
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	543	391,867
4.32%, 08/01/45	230	219,862
4.70%, 11/01/2111	250	232,447
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	295	290,258
3.70%, 04/01/27 (Call 01/01/27)	826	813,945
4.00%, 05/01/32 (Call 02/01/32)(a)	465	455,264
6.15%, 08/15/36	25	28,074
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/2121)	200	139,994
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	1,275	1,039,372
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(b)	390	372,705
3.91%, 05/31/23(b)	10	9,956
4.85%, 09/26/28(b)	1,160	1,177,771
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(b)	1,518	1,496,569
6.85%, 07/02/37(a)(b)	970	1,072,393
DP World Ltd/United Arab Emirates, 4.70%, 09/30/49 (Call 03/30/49)(b)	545	470,062
Duke University
3.20%, 10/01/38	100	86,205
3.30%, 10/01/46(a)	190	159,115
Series 2020, 2.68%, 10/01/44	575	458,705
Series 2020, 2.76%, 10/01/50(a)	88	65,946
Series 2020, 2.83%, 10/01/55	663	495,597
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(a)(b)	345	327,107
3.85%, 06/15/25 (Call 05/15/25)(a)(b)	430	414,612
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)(a)	395	306,182
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	895	721,349
2.60%, 12/01/24 (Call 11/01/24)(a)	945	913,336
2.60%, 12/15/25 (Call 11/15/25)	426	400,648
3.10%, 05/15/30 (Call 02/15/30)	912	799,170
3.25%, 06/01/26 (Call 03/01/26)	417	392,080
7.00%, 07/01/37	335	374,009
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	363	356,426
3.30%, 12/01/26 (Call 09/01/26)(b)	758	716,978
3.80%, 11/01/25 (Call 08/01/25)(b)	1,019	989,442
3.85%, 11/15/24 (Call 08/15/24)(b)	998	981,223
4.20%, 11/01/46 (Call 05/01/46)(b)	561	466,776
4.50%, 02/15/45 (Call 08/15/44)(a)(b)	374	319,823
5.63%, 03/15/42(b)	640	631,798
6.70%, 06/01/34(a)(b)	503	559,935
7.00%, 10/15/37(b)	1,346	1,521,707
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	870	759,041
4.25%, 02/01/29 (Call 11/01/28)(b)	715	685,099

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	$140	$130,300
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	100	70,653
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	69	46,711
George Washington University (The)
4.87%, 09/15/45	270	272,369
Series 2014, 4.30%, 09/15/44	355	322,246
Series 2016, 3.55%, 09/15/46	485	397,547
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	719	656,990
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	325	233,194
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	110	105,079
Series B, 4.32%, 04/01/49 (Call 10/01/48)	581	521,026
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,102	972,454
1.50%, 11/15/24 (Call 10/15/24)	70	65,462
2.15%, 01/15/27 (Call 12/15/26)	514	456,598
2.65%, 02/15/25 (Call 01/15/25)	662	630,279
2.90%, 05/15/30 (Call 02/15/30)	848	713,613
2.90%, 11/15/31 (Call 08/15/31)	765	619,743
3.20%, 08/15/29 (Call 05/15/29)	1,409	1,230,508
4.15%, 08/15/49 (Call 02/15/49)(a)	553	421,106
4.45%, 06/01/28 (Call 03/01/28)	675	650,257
4.80%, 04/01/26 (Call 01/01/26)	720	714,239
4.95%, 08/15/27	50	49,525
5.30%, 08/15/29	140	138,495
5.40%, 08/15/32	70	68,595
5.95%, 08/15/52	85	82,365
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	950	793,544
2.65%, 07/15/31 (Call 04/15/31)	645	489,584
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	160	147,290
ITR Concession Co. LLC, 5.18%, 07/15/35 (Call 01/15/35)(b)	30	30,682
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	330	316,988
Series A, 2.81%, 01/01/60 (Call 07/01/59)	460	320,771
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	145	128,970
2.41%, 06/01/50 (Call 12/01/49)	615	436,263
3.46%, 05/01/47	5	4,300
3.65%, 05/01/48 (Call 11/01/47)	425	389,908
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)(a)	200	161,478
3.89%, 07/01/2116	230	185,100
3.96%, 07/01/38	160	154,082
4.68%, 07/01/2114	316	308,493
5.60%, 07/01/2111	980	1,135,526
Series F, 2.99%, 07/01/50 (Call 01/01/50)	636	510,260
Series G, 2.29%, 07/01/51 (Call 01/01/51)	410	286,634
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	25	21,418
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	265	213,858
2.55%, 08/18/60 (Call 02/18/60)	440	269,920
2.75%, 08/19/41 (Call 02/19/41)	775	565,377
3.10%, 11/29/61 (Call 05/29/61)	570	389,008
3.25%, 01/15/28 (Call 10/15/27)	340	320,256
3.25%, 05/20/50 (Call 11/20/49)	186	138,351
3.75%, 03/24/25 (Call 02/24/25)	213	210,949

Security	Par (000)	Value

Commercial Services (continued)
3.75%, 02/25/52 (Call 08/25/51)(a)	$380	$311,629
4.25%, 02/01/29 (Call 11/01/28)	686	675,746
4.88%, 02/15/24 (Call 11/15/23)(a)	330	333,722
4.88%, 12/17/48 (Call 06/17/48)	524	505,706
5.25%, 07/15/44	359	365,023
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	55	39,778
Northwestern University
3.69%, 12/01/38(a)	455	415,033
3.87%, 12/01/48	175	158,648
4.64%, 12/01/44	325	331,798
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)(a)	365	314,137
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	445	328,985
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	1,155	1,086,409
2.30%, 06/01/30 (Call 03/01/30)(a)	948	814,375
2.40%, 10/01/24 (Call 09/01/24)(a)	1,159	1,128,136
2.65%, 10/01/26 (Call 08/01/26)(a)	1,269	1,203,954
2.85%, 10/01/29 (Call 07/01/29)	1,533	1,387,038
3.25%, 06/01/50 (Call 12/01/49)(a)	606	457,399
4.40%, 06/01/32 (Call 03/01/32)(a)	695	684,479
5.05%, 06/01/52 (Call 12/01/51)(a)	710	691,967
5.25%, 06/01/62 (Call 12/01/61)	1,020	1,001,910
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(b)	100	87,657
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	275	201,259
3.15%, 07/15/46 (Call 01/15/46)	361	304,003
3.30%, 07/15/56 (Call 01/15/56)	215	175,923
3.62%, 10/01/37	388	359,328
3.75%, 11/15/52 (Call 05/15/52)(a)	265	245,350
4.88%, 10/15/40	370	396,308
6.50%, 01/15/39(a)(b)	386	484,906
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/03/22)	1	935
2.35%, 01/15/32 (Call 10/15/31)(a)	340	268,641
2.90%, 10/01/30 (Call 07/01/30)	923	788,362
3.05%, 10/01/41 (Call 04/01/41)	555	391,375
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	986	885,208
4.00%, 03/18/29 (Call 12/18/28)	665	642,430
4.75%, 05/20/32 (Call 02/20/32)	85	85,533
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	530	377,150
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(a)	498	396,892
2.30%, 08/15/60 (Call 02/15/60)	536	322,807
2.45%, 03/01/27 (Call 02/01/27)(b)	255	237,850
2.50%, 12/01/29 (Call 09/01/29)(a)	482	425,287
2.70%, 03/01/29 (Call 01/01/29)(b)	980	891,728
2.90%, 03/01/32 (Call 12/01/31)(b)	645	572,053
2.95%, 01/22/27 (Call 10/22/26)(a)	565	542,022
3.25%, 12/01/49 (Call 06/01/49)	359	282,351
3.70%, 03/01/52 (Call 09/01/51)(a)(b)	875	750,889
3.90%, 03/01/62 (Call 09/01/61)(a)(b)	680	585,722
4.25%, 05/01/29 (Call 02/01/29)(b)	1,653	1,630,822
4.50%, 05/15/48 (Call 11/15/47)	15	14,248
4.75%, 08/01/28 (Call 05/01/28)(b)	1,485	1,521,233
6.55%, 11/15/37	50	57,476
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(a)(b)	799	718,094

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2.72%, 04/16/31 (Call 01/16/31)(a)(b)	$593	$496,004
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)(a)	75	61,462
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(a)(b)	1,109	901,628
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	511	480,207
4.13%, 02/02/26 (Call 11/02/25)(b)	1,310	1,279,619
Triton Container International Ltd.
1.15%, 06/07/24 (Call 05/07/24)(b)	410	382,335
2.05%, 04/15/26 (Call 03/15/26)(b)	1,220	1,058,410
3.15%, 06/15/31 (Call 03/15/31)(b)	990	774,386
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)(a)	410	323,015
Trustees of Boston College, 3.13%, 07/01/52	306	229,997
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	370	344,554
Trustees of Dartmouth College, 3.47%, 06/01/46	240	206,475
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)(a)	15	15,003
5.70%, 03/01/39	709	827,212
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	230	169,428
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	297	216,517
4.67%, 09/01/2112	195	185,347
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	70	48,693
Trustees of Tufts College, Series 2012, 5.02%, 04/15/2112	115	112,227
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)(a)	380	352,902
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)(a)	221	170,864
4.00%, 10/01/53 (Call 04/01/53)	290	264,366
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	794	633,183
Series C, 2.55%, 04/01/50 (Call 10/01/49)	265	192,515
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45(a)	338	296,983
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	734	640,502
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	445	329,566
3.03%, 10/01/39	496	421,786
5.25%, 10/01/2111(a)	425	440,508
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)(a)	570	523,946
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)(a)	270	204,361
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	25	16,095
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	544	419,803
4.00%, 06/15/25 (Call 03/15/25)(a)	897	886,793
4.13%, 03/15/29 (Call 12/15/28)	988	943,171
5.50%, 06/15/45 (Call 12/15/44)	219	220,610
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)(a)	250	213,362
4.35%, 04/15/2122 (Call 10/15/2121)	200	169,116
Wesleyan University, 4.78%, 07/01/2116(a)	325	288,295
William Marsh Rice University
3.57%, 05/15/45	185	165,017
3.77%, 05/15/55(a)	335	302,624
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	395	366,299
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	285	239,072
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	432	310,145

		94,282,098

Security	Par (000)	Value

Computers — 2.1%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	$785	$651,565
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,135	1,035,822
0.70%, 02/08/26 (Call 01/08/26)	2,163	1,954,392
1.13%, 05/11/25 (Call 04/11/25)	2,136	1,995,963
1.20%, 02/08/28 (Call 12/08/27)	1,330	1,156,027
1.25%, 08/20/30 (Call 05/20/30)	1,107	902,817
1.40%, 08/05/28 (Call 06/05/28)	890	773,674
1.65%, 05/11/30 (Call 02/11/30)	1,930	1,636,934
1.65%, 02/08/31 (Call 11/08/30)	1,768	1,470,755
1.70%, 08/05/31 (Call 05/05/31)	855	721,787
1.80%, 09/11/24 (Call 08/11/24)	947	916,014
2.05%, 09/11/26 (Call 07/11/26)	1,774	1,658,358
2.20%, 09/11/29 (Call 06/11/29)	1,946	1,736,574
2.38%, 02/08/41 (Call 08/08/40)(a)	1,563	1,175,466
2.40%, 08/20/50 (Call 02/20/50)	1,181	817,900
2.45%, 08/04/26 (Call 05/04/26)	1,765	1,678,404
2.50%, 02/09/25(a)	1,299	1,264,858
2.55%, 08/20/60 (Call 02/20/60)	1,331	904,161
2.65%, 05/11/50 (Call 11/11/49)	2,465	1,804,595
2.65%, 02/08/51 (Call 08/08/50)	2,416	1,767,886
2.70%, 08/05/51 (Call 02/05/51)	1,550	1,137,001
2.75%, 01/13/25 (Call 11/13/24)	1,486	1,457,625
2.80%, 02/08/61 (Call 08/08/60)	1,524	1,076,399
2.85%, 05/11/24 (Call 03/11/24)	1,277	1,261,456
2.85%, 08/05/61 (Call 02/05/61)	1,115	791,673
2.90%, 09/12/27 (Call 06/12/27)	2,023	1,935,911
2.95%, 09/11/49 (Call 03/11/49)	1,187	925,554
3.00%, 02/09/24 (Call 12/09/23)(a)	1,058	1,049,142
3.00%, 06/20/27 (Call 03/20/27)	1,335	1,295,722
3.00%, 11/13/27 (Call 08/13/27)	1,488	1,426,536
3.20%, 05/13/25	1,790	1,766,325
3.20%, 05/11/27 (Call 02/11/27)	2,311	2,252,126
3.25%, 02/23/26 (Call 11/23/25)	2,526	2,481,989
3.25%, 08/08/29	1,210	1,156,880
3.35%, 02/09/27 (Call 11/09/26)	2,216	2,179,069
3.35%, 08/08/32(a)	1,210	1,144,141
3.45%, 05/06/24(a)	1,213	1,210,980
3.45%, 02/09/45(a)	1,978	1,716,867
3.75%, 09/12/47 (Call 03/12/47)	1,060	949,732
3.75%, 11/13/47 (Call 05/13/47)	1,127	1,015,871
3.85%, 05/04/43	2,894	2,659,799
3.85%, 08/04/46 (Call 02/04/46)	2,021	1,837,228
3.95%, 08/08/52	1,210	1,116,593
4.10%, 08/08/62	890	817,277
4.25%, 02/09/47 (Call 08/09/46)(a)	869	840,902
4.38%, 05/13/45	1,521	1,489,810
4.45%, 05/06/44(a)	904	892,560
4.50%, 02/23/36 (Call 08/23/35)	1,370	1,412,943
4.65%, 02/23/46 (Call 08/23/45)	3,849	3,935,091
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	960	849,000
2.30%, 09/14/31 (Call 06/14/31)	920	731,543
Dell Inc.
5.40%, 09/10/40(a)	987	914,209
6.50%, 04/15/38	1,189	1,194,588
7.10%, 04/15/28	975	1,061,432
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	325	227,677
3.45%, 12/15/51 (Call 06/15/51)(b)	347	226,806

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.00%, 07/15/24 (Call 06/15/24)(a)	$965	$961,036
4.90%, 10/01/26 (Call 08/01/26)	1,461	1,466,635
5.30%, 10/01/29 (Call 07/01/29)(a)	1,177	1,166,327
5.85%, 07/15/25 (Call 06/15/25)	1,250	1,294,308
6.02%, 06/15/26 (Call 03/15/26)	2,742	2,847,981
6.10%, 07/15/27 (Call 05/15/27)(a)	176	185,066
6.20%, 07/15/30 (Call 04/15/30)(a)	1,147	1,191,872
8.10%, 07/15/36 (Call 01/15/36)	918	1,066,096
8.35%, 07/15/46 (Call 01/15/46)(a)	631	763,502
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	965	851,601
2.38%, 09/15/28 (Call 07/15/28)(a)	605	516,846
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	829	731,528
2.20%, 03/15/31 (Call 12/15/30)	848	672,797
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	378	368,796
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	254	229,932
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	951	913,019
1.75%, 04/01/26 (Call 03/01/26)(a)	662	606,528
4.45%, 10/02/23 (Call 09/02/23)	651	653,342
4.90%, 10/15/25 (Call 07/15/25)	2,455	2,493,981
6.20%, 10/15/35 (Call 04/15/35)(a)	875	922,834
6.35%, 10/15/45 (Call 04/15/45)	1,571	1,583,036
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	1,315	1,174,964
2.20%, 06/17/25 (Call 05/17/25)	1,256	1,184,763
2.65%, 06/17/31 (Call 03/17/31)	850	676,257
3.00%, 06/17/27 (Call 04/17/27)(a)	717	664,112
3.40%, 06/17/30 (Call 03/17/30)	920	799,327
4.00%, 04/15/29 (Call 02/15/29)(a)	895	838,387
4.20%, 04/15/32 (Call 01/15/32)	1,045	922,982
4.75%, 01/15/28 (Call 12/15/27)	1,240	1,219,656
5.50%, 01/15/33 (Call 10/15/32)	845	812,815
6.00%, 09/15/41(a)	925	895,067
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	932	836,983
1.95%, 05/15/30 (Call 02/15/30)	1,375	1,146,697
2.20%, 02/09/27 (Call 01/09/27)	320	294,708
2.72%, 02/09/32 (Call 11/09/31)(a)	720	622,585
2.85%, 05/15/40 (Call 11/15/39)	734	557,877
2.95%, 05/15/50 (Call 11/15/49)	772	544,960
3.00%, 05/15/24	2,236	2,208,463
3.30%, 05/15/26	1,699	1,647,491
3.30%, 01/27/27	880	851,403
3.43%, 02/09/52 (Call 08/09/51)	370	283,592
3.45%, 02/19/26	1,129	1,106,445
3.50%, 05/15/29	2,211	2,086,737
3.63%, 02/12/24	1,409	1,405,455
4.00%, 07/27/25	45	44,921
4.00%, 06/20/42(a)	1,023	881,680
4.15%, 07/27/27 (Call 06/27/27)	725	720,657
4.15%, 05/15/39	1,639	1,480,412
4.25%, 05/15/49	2,478	2,201,534
4.40%, 07/27/32 (Call 04/27/32)(a)	740	727,042
4.70%, 02/19/46	1,015	954,154
4.90%, 07/27/52 (Call 01/27/52)(a)	15	14,508
5.60%, 11/30/39(a)	785	822,831

Security	Par (000)	Value

Computers (continued)
5.88%, 11/29/32	$1,103	$1,199,481
6.22%, 08/01/27	1,132	1,244,142
6.50%, 01/15/28	298	326,840
7.00%, 10/30/25	1,017	1,104,973
7.13%, 12/01/96	350	447,325
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(a)(b)	780	646,856
2.70%, 10/15/28 (Call 08/15/28)(a)(b)	797	616,250
3.15%, 10/15/31 (Call 07/15/31)(b)	815	569,427
4.10%, 10/15/41 (Call 04/15/41)(a)(b)	572	352,325
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	1,042	817,894
3.63%, 05/15/25 (Call 04/15/25)	652	637,017
4.38%, 05/15/30 (Call 02/15/30)	955	881,640
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(a)(b)	350	285,150
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	662	617,759
2.38%, 06/22/27 (Call 04/22/27)(a)	865	799,136
2.70%, 06/22/30 (Call 03/22/30)(a)	818	702,097
3.30%, 09/29/24 (Call 07/29/24)(a)	808	793,290
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	823	676,820
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	885	721,806
3.10%, 02/01/32 (Call 11/01/31)	862	648,741
4.75%, 02/15/26 (Call 11/15/25)	1,760	1,695,232
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(b)	200	179,045

		142,542,183

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.10%, 08/15/25	140	137,647
3.10%, 08/15/27	115	111,993
3.25%, 03/15/24(a)	545	542,172
3.25%, 08/15/32	265	250,586
3.70%, 08/01/47 (Call 02/01/47)(a)	447	398,617
4.00%, 08/15/45	761	696,630
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	610	513,846
2.00%, 12/01/24 (Call 11/01/24)(a)	636	617,976
2.38%, 12/01/29 (Call 09/01/29)(a)	597	529,563
2.60%, 04/15/30 (Call 01/15/30)(a)	645	576,329
3.13%, 12/01/49 (Call 06/01/49)(a)	584	461,353
3.15%, 03/15/27 (Call 12/15/26)	440	428,476
3.70%, 08/15/42(a)	377	316,312
4.15%, 03/15/47 (Call 09/15/46)	545	499,636
4.38%, 06/15/45 (Call 12/15/44)(a)	314	295,859
6.00%, 05/15/37	336	379,546
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)(b)	1,380	1,295,389
3.38%, 03/24/29 (Call 01/24/29)(a)(b)	1,205	1,094,619
3.63%, 03/24/32 (Call 12/24/31)(b)	1,460	1,301,843
4.00%, 03/24/52 (Call 09/24/51)(b)	690	560,911
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(b)	1,660	1,599,729
Procter & Gamble Co. (The)
0.55%, 10/29/25	863	783,642
1.00%, 04/23/26	575	528,321
1.20%, 10/29/30	1,247	1,013,894
1.90%, 02/01/27	105	98,321
1.95%, 04/23/31	1,030	887,319
2.30%, 02/01/32(a)	525	464,820

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.45%, 11/03/26	$1,233	$1,183,356
2.70%, 02/02/26(a)	794	775,215
2.80%, 03/25/27	694	668,321
2.85%, 08/11/27	562	539,619
3.00%, 03/25/30	1,525	1,435,157
3.50%, 10/25/47	350	313,082
3.55%, 03/25/40(a)	610	552,663
3.60%, 03/25/50(a)	425	390,582
5.50%, 02/01/34(a)	175	193,989
5.55%, 03/05/37(a)	352	402,019
5.80%, 08/15/34(a)	15	17,227
Unilever Capital Corp.
0.38%, 09/14/23(a)	125	120,875
0.63%, 08/12/24 (Call 10/03/22)	420	395,819
1.38%, 09/14/30 (Call 06/14/30)	685	552,487
1.75%, 08/12/31 (Call 05/12/31)	800	655,613
2.00%, 07/28/26	655	612,286
2.13%, 09/06/29 (Call 06/06/29)	755	660,862
2.60%, 05/05/24 (Call 03/05/24)(a)	1,024	1,005,436
2.90%, 05/05/27 (Call 02/05/27)	955	915,911
3.10%, 07/30/25	720	706,425
3.25%, 03/07/24 (Call 02/07/24)	576	572,557
3.38%, 03/22/25 (Call 01/22/25)	505	498,111
3.50%, 03/22/28 (Call 12/22/27)	1,415	1,379,198
5.90%, 11/15/32(a)	544	615,154
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	815	581,231

		32,128,544

Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	1,048	902,366
4.50%, 10/24/28 (Call 07/24/28)(b)	838	807,550
4.65%, 04/20/32 (Call 01/20/32)(b)	325	302,215
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(b)	450	400,650
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	668	634,242
3.75%, 05/15/46 (Call 11/15/45)	340	289,441
4.20%, 05/15/47 (Call 11/15/46)	366	332,970
4.60%, 06/15/45 (Call 12/15/44)	788	763,140

		4,432,574

Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	700	669,574
1.65%, 10/29/24 (Call 09/29/24)	2,770	2,563,109
1.75%, 01/30/26 (Call 12/30/25)(a)	905	797,747
2.45%, 10/29/26 (Call 09/29/26)	1,960	1,728,236
2.88%, 08/14/24 (Call 07/14/24)(a)	800	764,197
3.00%, 10/29/28 (Call 08/29/28)	3,280	2,788,389
3.15%, 02/15/24 (Call 01/15/24)	776	752,308
3.30%, 01/30/32 (Call 10/30/31)	3,195	2,578,466
3.40%, 10/29/33 (Call 07/29/33)	1,280	1,002,445
3.50%, 01/15/25 (Call 11/15/24)	745	712,400
3.65%, 07/21/27 (Call 04/21/27)	677	620,555
3.85%, 10/29/41 (Call 04/29/41)	1,450	1,067,547
3.88%, 01/23/28 (Call 10/23/27)	968	879,755
4.45%, 10/01/25 (Call 08/01/25)	805	779,397
4.45%, 04/03/26 (Call 02/03/26)	385	369,947
4.50%, 09/15/23 (Call 08/15/23)	927	922,180
4.63%, 10/15/27 (Call 08/15/27)	703	665,347
4.88%, 01/16/24 (Call 12/16/23)	875	870,799
6.50%, 07/15/25 (Call 06/15/25)	577	590,833

Security	Par (000)	Value

Diversified Financial Services (continued)
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	$270	$249,857
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	440	387,822
3.50%, 08/01/25	210	206,198
4.25%, 02/15/24	280	280,233
AIG Global Funding
0.45%, 12/08/23(a)(b)	527	503,839
0.65%, 06/17/24(a)(b)	589	553,552
0.90%, 09/22/25(b)	897	804,300
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	525	495,678
0.80%, 08/18/24 (Call 07/18/24)	455	419,840
1.88%, 08/15/26 (Call 07/15/26)	528	461,874
2.10%, 09/01/28 (Call 07/01/28)	795	652,429
2.20%, 01/15/27 (Call 12/15/26)	172	151,051
2.30%, 02/01/25 (Call 01/01/25)(a)	747	699,573
2.88%, 01/15/26 (Call 12/15/25)(a)	1,409	1,299,722
2.88%, 01/15/32 (Call 10/15/31)	50	40,077
3.00%, 09/15/23 (Call 07/15/23)	699	689,207
3.00%, 02/01/30 (Call 11/01/29)	1,055	886,612
3.13%, 12/01/30 (Call 09/01/30)	644	541,555
3.25%, 03/01/25 (Call 01/01/25)	678	647,171
3.25%, 10/01/29 (Call 07/01/29)(a)	895	772,361
3.38%, 07/01/25 (Call 06/01/25)	846	803,370
3.63%, 04/01/27 (Call 01/01/27)	568	525,434
3.63%, 12/01/27 (Call 09/01/27)(a)	355	323,612
3.75%, 06/01/26 (Call 04/01/26)(a)	986	933,077
4.25%, 02/01/24 (Call 01/01/24)	601	599,428
4.25%, 09/15/24 (Call 06/15/24)	625	617,792
4.63%, 10/01/28 (Call 07/01/28)	660	620,951
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	232	189,690
4.13%, 05/01/24 (Call 02/01/24)	201	195,968
4.25%, 06/15/26 (Call 04/15/26)	735	679,306
4.40%, 09/25/23 (Call 08/25/23)	573	569,444
5.25%, 08/11/25 (Call 07/11/25)(b)	952	915,647
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	760	736,969
2.20%, 11/02/28 (Call 09/02/28)(a)	655	540,700
3.88%, 05/21/24 (Call 04/21/24)	766	759,490
4.63%, 03/30/25	464	462,611
4.75%, 06/09/27 (Call 05/09/27)	550	536,524
5.13%, 09/30/24	1,014	1,026,793
5.80%, 05/01/25 (Call 04/01/25)(a)	622	636,269
8.00%, 11/01/31 (a)	2,495	2,768,681
American Express Co.
0.75%, 11/03/23	200	193,250
1.65%, 11/04/26 (Call 10/04/26)(a)	660	596,579
2.25%, 03/04/25 (Call 02/01/25)	690	658,645
2.50%, 07/30/24 (Call 06/30/24)	2,244	2,182,500
2.55%, 03/04/27 (Call 02/01/27)	1,454	1,350,211
3.00%, 10/30/24 (Call 09/29/24)	1,619	1,588,755
3.13%, 05/20/26 (Call 04/20/26)	818	788,913
3.30%, 05/03/27 (Call 04/03/27)	1,234	1,180,713
3.38%, 05/03/24	190	187,832
3.40%, 02/22/24 (Call 01/22/24)(a)	1,312	1,300,366
3.63%, 12/05/24 (Call 11/04/24)	509	505,755
3.95%, 08/01/25 (Call 07/01/25)	1,040	1,030,522
4.05%, 05/03/29 (Call 03/03/29)	680	659,353
4.05%, 12/03/42	695	632,689

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.20%, 11/06/25 (Call 10/06/25)	$783	$784,148
4.42%, 08/03/33 (Call 08/03/32)(c)	1,040	1,003,051
4.99%, 05/26/33 (Call 02/26/32)(c)	826	821,092
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	130	125,094
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	411	391,748
3.00%, 04/02/25 (Call 03/02/25)	314	305,766
3.70%, 10/15/24	555	552,194
4.00%, 10/15/23	516	516,398
4.50%, 05/13/32 (Call 02/13/32)(a)	695	692,980
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(a)	950	837,324
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(a)(b)	605	501,443
3.75%, 07/15/27 (Call 06/15/27)(b)	510	426,697
3.95%, 07/15/26 (Call 06/15/26)(b)	640	566,603
6.00%, 08/15/23 (Call 07/15/23)(b)	107	106,112
Apollo Management Holdings LP
4.00%, 05/30/24(b)	279	274,516
4.95%, 01/14/50 (Call 12/17/24)(b)(c)	130	114,585
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(a)(b)	640	554,207
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26)(a)(b)(c)	860	711,231
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(b)	85	58,994
Ares Finance Co. LLC, 4.00%, 10/08/24 (Call 07/08/24)(b)	10	9,723
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	435	375,306
1.95%, 09/20/26 (Call 08/20/26)(b)	870	729,569
3.50%, 11/01/27 (Call 07/01/27)(b)	1,075	919,539
4.13%, 08/01/25 (Call 06/01/25)(b)	695	652,147
4.38%, 01/30/24 (Call 12/30/23)(b)	385	374,915
4.88%, 10/01/25 (Call 07/01/25)(b)	394	375,760
5.50%, 12/15/24 (Call 11/15/24)(b)	520	509,085
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	897	773,143
2.53%, 11/18/27 (Call 10/18/27)(b)	1,518	1,239,754
2.75%, 02/21/28 (Call 12/21/27)(b)	710	578,395
2.88%, 02/15/25 (Call 01/15/25)(b)	750	687,724
3.25%, 02/15/27 (Call 12/15/26)(b)	835	722,678
3.95%, 07/01/24 (Call 06/01/24)(b)	727	694,173
4.25%, 04/15/26 (Call 03/15/26)(b)	1,067	983,403
4.38%, 05/01/26 (Call 03/01/26)(b)	995	919,799
5.13%, 10/01/23 (Call 09/01/23)(a)(b)	95	93,924
5.25%, 05/15/24 (Call 04/15/24)(b)	780	764,724
5.50%, 01/15/26 (Call 12/15/25)(b)	898	865,882
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	412	398,380
4.38%, 12/15/25 (Call 09/15/25)	575	551,610
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	668	520,434
1.63%, 08/05/28 (Call 06/05/28)(b)	310	262,028
2.00%, 01/30/32 (Call 10/30/31)(b)	678	533,065
2.50%, 01/10/30 (Call 10/10/29)(b)	838	711,290
2.55%, 03/30/32 (Call 12/30/31)(b)	335	278,019
2.80%, 09/30/50 (Call 03/30/50)(b)	356	239,737
2.85%, 08/05/51 (Call 02/05/51)(b)	395	264,176
3.15%, 10/02/27 (Call 07/02/27)(b)	772	721,595
3.20%, 01/30/52 (Call 07/30/51)(a)(b)	610	441,041

Security	Par (000)	Value

Diversified Financial Services (continued)
3.50%, 09/10/49 (Call 03/10/49)(b)	$420	$320,073
4.00%, 10/02/47 (Call 04/02/47)(b)	424	351,932
4.45%, 07/15/45(a)(b)	440	394,970
5.00%, 06/15/44(a)(b)	481	460,836
6.25%, 08/15/42(b)	476	518,892
Blackstone Private Credit Fund
1.75%, 09/15/24	455	418,864
2.35%, 11/22/24	280	260,102
2.63%, 12/15/26	955	806,555
2.70%, 01/15/25	770	714,387
3.25%, 03/15/27	843	723,255
4.00%, 01/15/29	1,187	1,023,192
4.70%, 03/24/25(a)	700	677,376
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(a)(b)	788	597,909
4.13%, 10/07/51 (Call 04/07/51)(b)	415	267,867
4.38%, 02/15/32 (Call 11/15/31)(a)(b)	470	392,434
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	680	572,793
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	786	692,250
3.25%, 04/29/25 (Call 03/29/25)(b)	522	504,337
3.50%, 10/10/24 (Call 09/10/24)(b)	1,351	1,319,327
3.50%, 09/18/27 (Call 06/18/27)(a)(b)	925	873,819
3.88%, 04/27/26 (Call 01/27/26)(b)	1,235	1,201,234
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(b)	292	277,134
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	430	345,344
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	515	433,894
3.50%, 03/30/51 (Call 09/30/50)	505	360,238
3.63%, 02/15/52 (Call 08/15/51)	730	532,172
3.90%, 01/25/28 (Call 10/25/27)	854	807,005
4.00%, 04/01/24 (Call 02/01/24)	929	925,492
4.25%, 06/02/26 (Call 03/02/26)	532	525,220
4.35%, 04/15/30 (Call 01/15/30)	1,079	1,023,574
4.70%, 09/20/47 (Call 03/20/47)	748	646,602
4.85%, 03/29/29 (Call 12/29/28)	786	769,432
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	724	512,448
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(b)	535	508,935
4.88%, 05/01/24 (Call 04/01/24)(b)	735	730,476
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(c)	300	283,748
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(c)	923	885,207
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(c)	1,326	1,168,315
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(c)	904	697,290
2.62%, 11/02/32 (Call 11/02/31), (SOFR + 1.265%)(c)	950	757,140
2.64%, 03/03/26 (Call 03/03/25), (SOFR + 1.290%)(c)	1,085	1,028,265
3.20%, 02/05/25 (Call 01/05/25)	875	852,459
3.27%, 03/01/30 (Call 03/01/29), (SOFR + 1.790%)(c)	950	836,070
3.30%, 10/30/24 (Call 09/30/24)	1,584	1,553,294
3.65%, 05/11/27 (Call 04/11/27)	1,022	976,937
3.75%, 04/24/24 (Call 03/24/24)	934	928,460
3.75%, 07/28/26 (Call 06/28/26)	1,315	1,266,793
3.75%, 03/09/27 (Call 02/09/27)(a)	1,267	1,217,739
3.80%, 01/31/28 (Call 12/31/27)	769	726,626
3.90%, 01/29/24 (Call 12/29/23)	938	934,647
4.17%, 05/09/25 (Call 05/09/24)(c)	410	406,258
4.20%, 10/29/25 (Call 09/29/25)(a)	1,347	1,330,089

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 04/30/25 (Call 03/31/25)	$538	$536,750
4.93%, 05/10/28 (Call 05/10/27), (SOFR + 2.057%)(c)	690	682,319
4.99%, 07/24/26 (Call 07/24/25)(a)(c)	520	519,271
5.25%, 07/26/30 (Call 07/26/29)(c)	520	511,548
5.27%, 05/10/33 (Call 05/10/32)(c)	1,325	1,299,566
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	518	417,266
3.00%, 03/16/32 (Call 12/16/31)	600	531,581
3.65%, 01/12/27 (Call 10/12/26)	931	908,889
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	1,150	1,101,421
0.90%, 03/11/26 (Call 02/11/26)	1,002	901,386
1.15%, 05/13/26 (Call 04/13/26)	960	866,097
1.65%, 03/11/31 (Call 12/11/30)	704	566,218
1.95%, 12/01/31 (Call 09/01/31)	557	453,956
2.00%, 03/20/28 (Call 01/20/28)(a)	1,125	1,009,931
2.30%, 05/13/31 (Call 02/13/31)(a)	585	495,368
2.45%, 03/03/27 (Call 02/03/27)(a)	420	391,808
2.75%, 10/01/29 (Call 07/01/29)	952	856,697
2.90%, 03/03/32 (Call 12/03/31)	1,245	1,097,481
3.00%, 03/10/25 (Call 12/10/24)(a)	401	392,099
3.20%, 03/02/27 (Call 12/02/26)	532	514,957
3.20%, 01/25/28 (Call 10/25/27)	330	314,730
3.25%, 05/22/29 (Call 02/22/29)	797	747,988
3.30%, 04/01/27 (Call 01/01/27)(a)	964	935,888
3.45%, 02/13/26 (Call 11/13/25)(a)	985	971,089
3.55%, 02/01/24 (Call 01/01/24)	859	857,488
3.63%, 04/01/25 (Call 01/01/25)	536	530,200
3.75%, 04/01/24 (Call 03/02/24)(a)	90	89,900
3.85%, 05/21/25 (Call 03/21/25)	289	289,441
4.00%, 02/01/29 (Call 11/01/28)(a)	624	614,050
4.20%, 03/24/25 (Call 02/24/25)	850	853,717
4.63%, 03/22/30 (Call 12/22/29)(a)	155	156,974
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	565	569,878
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	1,995	1,939,874
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	1,075	818,463
4.10%, 06/15/51 (Call 12/15/50)(a)	995	651,719
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(b)	640	584,483
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	688	658,663
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 12/07/22)(a)	5	4,709
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	555	487,479
3.00%, 03/15/25 (Call 12/15/24)(a)	953	935,007
3.75%, 06/15/28 (Call 03/15/28)	937	919,813
4.15%, 06/15/48 (Call 12/15/47)(a)	306	290,383
5.30%, 09/15/43 (Call 03/15/43)	771	845,987
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	1,689	1,847,825
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(b)	505	479,750
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	492	480,501
3.95%, 11/06/24 (Call 08/06/24)	620	613,740
4.10%, 02/09/27 (Call 11/09/26)	847	813,112
4.50%, 01/30/26 (Call 11/30/25)(a)	556	544,531
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(b)	668	612,409
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	351	336,679
FMR LLC
5.15%, 02/01/43(b)	55	52,831

Security	Par (000)	Value

Diversified Financial Services (continued)
6.45%, 11/15/39(a)(b)	$820	$908,957
7.57%, 06/15/29(b)	425	486,665
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	422	334,214
2.85%, 03/30/25	492	476,707
2.95%, 08/12/51 (Call 02/12/51)	415	292,490
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	225	219,123
Invesco Finance PLC
3.75%, 01/15/26	523	510,652
4.00%, 01/30/24	476	473,777
5.38%, 11/30/43(a)	385	377,712
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	550	552,498
Jefferies Financial Group Inc., 6.63%, 10/23/43 (Call 07/23/43)(a)	265	258,618
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)	600	460,902
6.25%, 01/15/36	690	694,267
6.45%, 06/08/27	507	528,789
6.50%, 01/20/43(a)	274	278,376
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	557	432,704
4.15%, 01/23/30	696	625,658
4.85%, 01/15/27	848	842,055
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(b)	905	889,067
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	470	443,125
3.75%, 02/13/25(a)	176	173,434
4.38%, 03/11/29 (Call 12/11/28)(a)	677	647,928
4.50%, 09/19/28 (Call 06/19/28)	731	695,874
LeasePlan Corp. NV, 2.88%, 10/24/24(a)(b)	398	379,011
Legg Mason Inc.
3.95%, 07/15/24	456	454,018
4.75%, 03/15/26	780	788,445
5.63%, 01/15/44	361	373,068
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	565	533,510
1.38%, 04/06/26 (Call 03/06/26)(b)	1,422	1,279,971
2.00%, 04/06/28 (Call 02/06/28)(b)	1,068	935,123
2.50%, 04/06/31 (Call 01/06/31)(b)	1,195	1,028,009
3.20%, 04/06/41 (Call 10/06/40)(b)	776	615,340
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)(a)	595	507,552
2.00%, 03/03/25 (Call 02/03/25)	751	720,192
2.00%, 11/18/31 (Call 08/18/31)	980	825,680
2.95%, 11/21/26 (Call 08/21/26)	483	467,168
2.95%, 06/01/29 (Call 03/01/29)	923	860,300
2.95%, 03/15/51 (Call 09/15/50)	496	382,508
3.30%, 03/26/27 (Call 01/26/27)	1,078	1,054,871
3.35%, 03/26/30 (Call 12/26/29)	810	770,580
3.38%, 04/01/24	972	968,794
3.50%, 02/26/28 (Call 11/26/27)	646	636,261
3.65%, 06/01/49 (Call 12/01/48)	827	724,858
3.80%, 11/21/46 (Call 05/21/46)(a)	595	537,870
3.85%, 03/26/50 (Call 09/26/49)(a)	1,314	1,190,166
3.95%, 02/26/48 (Call 08/26/47)	405	371,639
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(a)(b)	400	394,958
3.64%, 04/13/25 (Call 03/13/25)(b)	758	740,756
3.96%, 09/19/23 (Call 08/19/23)(b)	800	795,681

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.97%, 04/13/30 (Call 01/13/30)(b)	$50	$48,332
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	516	497,113
4.50%, 06/20/28 (Call 03/20/28)	740	731,539
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	926	737,447
2.50%, 12/21/40 (Call 06/21/40)	360	250,987
3.25%, 04/28/50 (Call 10/28/49)	610	452,296
3.85%, 06/30/26 (Call 03/30/26)	631	621,871
3.95%, 03/07/52 (Call 09/07/51)(a)	430	357,330
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)	580	566,522
4.88%, 04/15/45 (Call 10/15/44)(a)(b)	400	352,897
Nomura Holdings Inc.
1.65%, 07/14/26	1,310	1,152,712
1.85%, 07/16/25	1,236	1,137,104
2.17%, 07/14/28	869	727,430
2.33%, 01/22/27	930	827,713
2.61%, 07/14/31	680	543,716
2.65%, 01/16/25	1,510	1,437,724
2.68%, 07/16/30	1,219	994,233
2.71%, 01/22/29	890	760,567
3.00%, 01/22/32(a)	905	743,358
3.10%, 01/16/30	910	774,549
5.10%, 07/03/25(a)	520	523,695
5.39%, 07/06/27(a)	530	533,464
5.61%, 07/06/29(a)	520	521,595
Nuveen Finance LLC, 4.13%, 11/01/24(b)	1,010	998,215
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	1,180	1,138,563
ORIX Corp.
2.25%, 03/09/31(a)	575	477,579
3.25%, 12/04/24	1,052	1,029,267
3.70%, 07/18/27(a)	485	463,984
4.00%, 04/13/32	430	406,426
4.05%, 01/16/24(a)	88	87,883
OWL Rock Core Income Corp.
3.13%, 09/23/26	80	69,608
4.70%, 02/08/27(a)	610	555,247
5.50%, 03/21/25	425	408,084
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(b)	821	810,705
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(b)	655	624,792
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	675	653,096
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	881	794,993
6.15%, 12/06/28(a)(b)	465	480,818
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	535	511,257
4.88%, 03/15/27 (Call 09/15/26)	500	465,865
6.63%, 03/15/25 (Call 09/15/24)	515	515,747
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	720	586,986
4.65%, 04/01/30 (Call 01/01/30)(a)	697	684,868
4.95%, 07/15/46	434	423,226
REC Ltd., 5.25%, 11/13/23(b)	610	613,446
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	415	375,468
4.25%, 07/18/24	465	464,186
SURA Asset Management SA, 4.38%, 04/11/27(b)	70	66,515

Security	Par (000)	Value

Diversified Financial Services (continued)
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	$780	$597,172
3.70%, 08/04/26 (Call 05/04/26)(a)	702	660,264
3.95%, 12/01/27 (Call 09/01/27)	821	746,380
4.25%, 08/15/24 (Call 05/15/24)	1,643	1,624,354
4.38%, 03/19/24 (Call 02/19/24)	554	551,670
4.50%, 07/23/25 (Call 04/23/25)	694	679,228
4.88%, 06/13/25 (Call 05/13/25)	485	478,751
5.15%, 03/19/29 (Call 12/19/28)	693	659,098
USAA Capital Corp.
0.50%, 05/01/24(b)	655	620,983
2.13%, 05/01/30 (Call 02/01/30)(b)	670	573,222
3.38%, 05/01/25(b)	1,540	1,514,473
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	559	484,005
1.10%, 02/15/31 (Call 11/15/30)(a)	947	756,876
1.90%, 04/15/27 (Call 02/15/27)(a)	1,630	1,502,377
2.00%, 08/15/50 (Call 02/15/50)	1,797	1,164,616
2.05%, 04/15/30 (Call 01/15/30)	1,481	1,297,824
2.70%, 04/15/40 (Call 10/15/39)	973	777,576
2.75%, 09/15/27 (Call 06/15/27)	670	639,876
3.15%, 12/14/25 (Call 09/14/25)	2,384	2,330,295
3.65%, 09/15/47 (Call 03/15/47)	835	737,555
4.15%, 12/14/35 (Call 06/14/35)	1,494	1,480,190
4.30%, 12/14/45 (Call 06/14/45)	3,288	3,160,222
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	639	565,592
2.75%, 03/15/31 (Call 12/15/30)	296	236,457
2.85%, 01/10/25 (Call 12/10/24)	812	779,112
6.20%, 11/17/36(a)	618	611,566
6.20%, 06/21/40	305	304,368

		242,417,880

Electric — 7.9%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	1,115	1,002,106
3.40%, 04/29/51 (Call 10/29/50)(a)(b)	660	562,650
4.00%, 10/03/49(b)	590	549,762
4.38%, 04/23/25(a)(b)	1,528	1,544,090
4.38%, 06/22/26(b)	440	449,350
4.88%, 04/23/30(b)	467	493,052
6.50%, 10/27/36(a)(b)	794	931,759
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	300	237,909
3.95%, 02/12/30(a)(b)	365	301,467
Adani Transmission Step-One Ltd.
4.00%, 08/03/26(b)	550	516,347
4.25%, 05/21/36(b)	438	364,437
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	360	279,089
3.80%, 10/01/47 (Call 04/01/47)	415	338,921
3.85%, 10/01/25 (Call 07/01/25)(b)	416	407,930
3.95%, 06/01/28 (Call 03/01/28)	514	493,940
4.70%, 05/15/32 (Call 02/15/32)	450	439,660
5.25%, 05/15/52 (Call 11/15/51)(a)	515	517,546
Series E, 6.65%, 02/15/33	379	419,165
Series G, 4.15%, 05/01/49 (Call 11/01/48)	455	383,128
Series H, 3.45%, 01/15/50 (Call 07/15/49)	474	363,419
Series I, 2.10%, 07/01/30 (Call 04/01/30)	557	459,987
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	440	422,661

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.15%, 09/15/49 (Call 03/15/49)	$255	$192,790
3.75%, 12/01/47 (Call 06/01/47)	359	298,301
3.80%, 06/15/49 (Call 12/15/48)	345	291,767
4.00%, 12/01/46 (Call 06/01/46)(a)	550	480,807
4.25%, 09/15/48 (Call 03/15/48)	435	390,146
4.50%, 06/15/52 (Call 12/01/51)(a)	605	576,640
Series M, 3.65%, 04/01/50 (Call 10/01/49)(a)	325	267,515
Series N, 2.75%, 08/15/51 (Call 02/15/51)	252	176,162
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,005	891,640
2.45%, 01/15/31 (Call 10/15/30)	715	589,148
3.30%, 07/15/25 (Call 06/15/25)(b)	992	940,912
3.95%, 07/15/30 (Call 04/15/30)(a)(b)	1,059	967,396
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(b)	680	590,859
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	245	237,699
3.00%, 03/15/52 (Call 09/15/51)	410	302,580
3.05%, 03/15/32 (Call 12/15/31)(a)	230	209,263
3.13%, 07/15/51 (Call 01/15/51)	615	461,887
3.45%, 10/01/49 (Call 04/01/49)	489	386,210
3.75%, 09/01/27	340	333,544
3.75%, 03/01/45 (Call 09/01/44)	221	183,654
3.85%, 12/01/42	400	345,050
3.94%, 09/01/32	340	327,063
4.10%, 01/15/42(a)	320	276,305
4.15%, 08/15/44 (Call 02/15/44)	386	342,509
4.30%, 01/02/46 (Call 07/02/45)	460	418,287
5.50%, 03/15/41	185	189,063
5.70%, 02/15/33(a)	274	295,748
6.00%, 03/01/39	506	553,938
6.13%, 05/15/38	190	209,573
Series 11-C, 5.20%, 06/01/41	346	347,236
Series 13-A, 3.55%, 12/01/23	123	122,524
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)(a)	660	536,114
Series A, 4.30%, 07/15/48 (Call 01/15/48)	561	510,475
Series B, 3.70%, 12/01/47 (Call 06/01/47)	581	482,677
Alexander Funding Trust, 1.84%, 11/15/23(b)	596	566,293
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(b)	982	707,288
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	460	415,431
4.25%, 06/15/28 (Call 03/15/28)(b)	420	404,205
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)(a)	930	797,786
1.95%, 03/15/27 (Call 02/15/27)	830	742,307
2.50%, 09/15/24 (Call 08/15/24)	545	525,453
3.50%, 01/15/31 (Call 10/15/30)(a)	949	867,402
3.65%, 02/15/26 (Call 11/15/25)	542	527,991
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	105	85,570
2.90%, 06/15/51 (Call 12/15/50)	315	228,118
3.25%, 03/01/25 (Call 12/01/24)(a)	235	230,403
3.25%, 03/15/50 (Call 09/15/49)	300	232,016
3.70%, 12/01/47 (Call 06/01/47)	507	430,553
3.80%, 05/15/28 (Call 02/15/28)	230	224,288
3.85%, 09/01/32	340	326,499
4.15%, 03/15/46 (Call 09/15/45)	515	465,338
4.30%, 07/01/44 (Call 01/01/44)	163	149,717
4.50%, 03/15/49 (Call 09/15/48)	524	502,494
4.80%, 12/15/43 (Call 06/15/43)	370	348,758

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc.
2.03%, 03/15/24	$380	$368,056
2.30%, 03/01/30 (Call 12/01/29)	400	336,072
3.20%, 11/13/27 (Call 08/13/27)(a)	513	483,084
3.25%, 03/01/50 (Call 09/01/49)	417	297,349
3.88%, 02/15/62 (Call 11/15/26)(c)	200	170,174
Series J, 4.30%, 12/01/28 (Call 09/01/28)	502	487,522
Series M, 0.75%, 11/01/23 (Call 10/03/22)	213	204,886
Series N, 1.00%, 11/01/25 (Call 10/01/25)	375	335,986
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)(b)	695	584,818
5.00%, 09/01/44 (Call 03/01/44)(b)	353	342,534
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)(a)	430	420,998
4.40%, 05/15/44 (Call 11/15/43)	387	336,631
4.45%, 06/01/45 (Call 12/01/44)	373	324,543
4.50%, 08/01/32 (Call 05/01/32)	270	260,190
7.00%, 04/01/38	233	272,686
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	355	301,903
Series L, 5.80%, 10/01/35	35	36,161
Series P, 6.70%, 08/15/37	360	395,070
Series X, 3.30%, 06/01/27 (Call 03/01/27)	540	513,247
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	282	250,821
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	470	371,606
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	325	260,222
2.55%, 09/15/26 (Call 06/15/26)(a)	355	329,675
2.60%, 08/15/29 (Call 05/15/29)	530	457,868
2.65%, 09/15/50 (Call 03/15/50)	235	147,305
2.95%, 09/15/27 (Call 06/15/27)	420	388,220
3.15%, 05/15/25 (Call 02/15/25)(a)	447	433,099
3.35%, 06/15/24 (Call 03/15/24)	290	284,240
3.35%, 05/15/50 (Call 11/15/49)	355	254,940
3.50%, 12/01/49 (Call 06/01/49)	370	273,613
3.75%, 05/15/46 (Call 11/15/45)	385	297,324
4.20%, 08/15/48 (Call 02/15/48)	380	318,704
4.25%, 03/01/49 (Call 09/01/48)	331	281,451
4.35%, 11/15/45 (Call 05/15/45)	360	307,583
4.50%, 04/01/42 (Call 10/01/41)	785	684,854
4.70%, 01/15/44 (Call 07/15/43)	35	30,566
5.05%, 09/01/41 (Call 03/01/41)	260	245,869
5.50%, 09/01/35	345	338,624
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	440	379,743
4.00%, 10/15/28 (Call 07/15/28)(a)	492	480,247
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	175	167,606
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)(a)	819	795,986
3.20%, 04/15/25 (Call 03/15/25)(a)	803	777,865
3.80%, 06/01/29 (Call 03/01/29)	744	695,170
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)(a)	230	204,176
4.35%, 06/01/48 (Call 12/01/47)	440	404,229
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	890	753,634
2.40%, 08/15/26 (Call 05/15/26)(a)	372	348,507
2.90%, 06/15/50 (Call 12/15/49)	345	252,827
3.20%, 09/15/49 (Call 03/15/49)(a)	399	308,414
3.50%, 08/15/46 (Call 02/15/46)	276	226,755

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.75%, 08/15/47 (Call 02/15/47)	$264	$225,101
4.25%, 09/15/48 (Call 03/15/48)	635	580,368
4.55%, 06/01/52 (Call 12/01/51)	490	467,000
6.35%, 10/01/36	322	362,956
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	215	182,599
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	450	360,332
2.85%, 05/15/51 (Call 11/15/50)	950	677,652
3.25%, 04/15/28 (Call 01/15/28)	339	320,607
3.50%, 02/01/25 (Call 11/01/24)	579	573,744
3.70%, 07/15/30 (Call 04/15/30)	701	668,296
3.75%, 11/15/23 (Call 08/15/23)	395	394,923
3.80%, 07/15/48 (Call 01/15/48)(a)	578	487,914
4.05%, 04/15/25 (Call 03/15/25)	905	906,203
4.25%, 10/15/50 (Call 04/15/50)	698	638,248
4.45%, 01/15/49 (Call 07/15/48)	522	485,780
4.50%, 02/01/45 (Call 08/01/44)	659	613,439
4.60%, 05/01/53 (Call 11/01/52)(b)	795	757,233
5.15%, 11/15/43 (Call 05/15/43)	588	595,959
5.95%, 05/15/37	269	289,579
6.13%, 04/01/36	1,071	1,176,216
8.48%, 09/15/28	165	199,452
Black Hills Corp.
1.04%, 08/23/24 (Call 09/16/22)	400	373,756
2.50%, 06/15/30 (Call 03/15/30)	425	352,242
3.05%, 10/15/29 (Call 07/15/29)	552	481,183
3.15%, 01/15/27 (Call 07/15/26)	150	141,931
3.88%, 10/15/49 (Call 04/15/49)	325	255,541
3.95%, 01/15/26 (Call 07/15/25)(a)	515	505,955
4.20%, 09/15/46 (Call 03/15/46)	335	277,430
4.25%, 11/30/23 (Call 08/30/23)	361	360,772
4.35%, 05/01/33 (Call 02/01/33)	369	338,604
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	413	349,654
3.60%, 03/01/52 (Call 09/01/51)	125	105,521
3.95%, 03/01/48 (Call 09/01/47)	599	534,050
4.50%, 04/01/44 (Call 10/01/43)	757	720,761
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	325	310,401
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	431	402,762
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	626	461,043
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	260	224,561
Series AF, 3.35%, 04/01/51 (Call 10/01/50)(a)	195	157,660
Series AG, 3.00%, 03/01/32 (Call 12/01/31)(a)	245	221,532
Series K2, 6.95%, 03/15/33	665	786,853
Series Z, 2.40%, 09/01/26 (Call 06/01/26)(a)	469	439,942
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)(a)	395	356,253
2.50%, 09/01/24 (Call 08/01/24)	637	617,132
2.65%, 06/01/31 (Call 03/01/31)(a)	580	494,869
2.95%, 03/01/30 (Call 12/01/29)	437	388,834
3.70%, 09/01/49 (Call 03/01/49)(a)	485	385,491
CEZ AS, 5.63%, 04/03/42(b)	200	194,617
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/15/29)	414	366,541
3.74%, 05/01/26 (Call 02/01/26)	787	754,256
4.97%, 05/01/46 (Call 11/01/45)	527	484,489
Cleco Power LLC
6.00%, 12/01/40	370	384,630
6.50%, 12/01/35(a)	522	585,867

Security	Par (000)	Value

Electric (continued)
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	$315	$292,825
4.55%, 11/15/30 (Call 08/15/30)(b)	325	317,587
5.50%, 08/15/24(a)	135	138,275
5.95%, 12/15/36	627	654,633
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	339	314,550
3.00%, 05/15/26 (Call 02/15/26)(a)	465	440,859
3.45%, 08/15/27 (Call 05/15/27)	505	480,111
3.60%, 11/15/25 (Call 08/15/25)	383	371,122
3.75%, 12/01/50 (Call 09/01/30)(a)(c)	486	387,585
3.88%, 03/01/24 (Call 12/01/23)(a)	360	358,527
4.70%, 03/31/43 (Call 09/30/42)	420	372,736
4.75%, 06/01/50 (Call 03/01/30)(c)	359	329,382
4.88%, 03/01/44 (Call 09/01/43)(a)	408	382,474
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	280	241,588
3.95%, 10/11/27 (Call 07/11/27)(a)(b)	572	541,255
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(b)	420	408,290
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(a)(b)	1,205	951,950
3.88%, 07/26/33 (Call 04/26/33)(b)	536	411,380
4.68%, 02/09/51 (Call 08/09/50)(b)	482	325,952
4.69%, 05/15/29 (Call 03/15/29)(b)	1,067	968,302
4.75%, 02/23/27(b)	970	911,800
4.88%, 01/15/24(b)	650	638,794
5.75%, 02/14/42(b)	662	549,460
6.26%, 02/15/52 (Call 08/15/51)(b)	895	723,169
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	622	542,059
2.55%, 06/15/26 (Call 03/15/26)(a)	713	676,989
3.00%, 03/01/50 (Call 09/01/49)	716	539,537
3.10%, 11/01/24 (Call 08/01/24)	50	49,314
3.15%, 03/15/32 (Call 12/15/31)	285	259,548
3.65%, 06/15/46 (Call 12/15/45)	869	736,568
3.70%, 08/15/28 (Call 05/15/28)	479	463,713
3.70%, 03/01/45 (Call 09/01/44)	502	419,873
3.80%, 10/01/42 (Call 04/01/42)(a)	354	305,467
4.00%, 03/01/48 (Call 09/01/47)	435	389,601
4.00%, 03/01/49 (Call 09/01/48)	370	328,583
4.35%, 11/15/45 (Call 05/15/45)	330	304,625
4.60%, 08/15/43 (Call 02/15/43)	299	285,718
4.70%, 01/15/44 (Call 07/15/43)	345	333,966
6.45%, 01/15/38	564	652,627
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	460	435,281
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	661	567,594
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	296	231,156
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	395	302,364
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	335	238,080
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	415	362,161
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	640	579,317
4.30%, 04/15/44 (Call 10/15/43)(a)	500	461,468
Series A, 0.75%, 12/01/25 (Call 11/01/25)	334	299,598
Series A, 2.05%, 07/01/31 (Call 04/01/31)	460	387,437
Series A, 3.20%, 03/15/27 (Call 12/15/26)	752	724,615
Series A, 4.15%, 06/01/45 (Call 12/01/44)	65	60,513
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	522	445,777

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.20%, 12/01/51 (Call 06/01/51)	$460	$345,456
3.30%, 12/01/24 (Call 09/01/24)	75	73,773
3.60%, 06/15/61 (Call 12/15/60)	610	478,965
3.70%, 11/15/59 (Call 05/15/59)	505	395,557
3.80%, 05/15/28 (Call 02/15/28)(a)	355	345,282
3.85%, 06/15/46 (Call 12/15/45)	488	409,476
3.95%, 03/01/43 (Call 09/01/42)	300	257,770
4.45%, 03/15/44 (Call 09/15/43)	762	707,599
4.50%, 12/01/45 (Call 06/01/45)(a)	555	504,791
4.50%, 05/15/58 (Call 11/15/57)	469	423,016
4.63%, 12/01/54 (Call 06/01/54)	740	702,914
5.70%, 06/15/40	355	372,371
Series 05-A, 5.30%, 03/01/35(a)	509	522,624
Series 06-A, 5.85%, 03/15/36	450	483,609
Series 06-B, 6.20%, 06/15/36	215	237,410
Series 06-E, 5.70%, 12/01/36	655	667,418
Series 07-A, 6.30%, 08/15/37	808	903,146
Series 08-B, 6.75%, 04/01/38(a)	844	964,813
Series 09-C, 5.50%, 12/01/39	528	538,152
Series 12-A, 4.20%, 03/15/42	539	478,911
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	439	369,263
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)(a)	926	869,364
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	560	484,345
Series A, 4.13%, 05/15/49 (Call 11/15/48)(a)	570	496,843
Series B, 2.90%, 12/01/26 (Call 09/01/26)	440	414,808
Series B, 3.13%, 11/15/27 (Call 08/15/27)	857	813,799
Series C, 3.00%, 12/01/60 (Call 06/01/60)	510	345,810
Series C, 4.00%, 11/15/57 (Call 05/15/57)	300	247,164
Series C, 4.30%, 12/01/56 (Call 06/01/56)	476	413,405
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	65	63,966
Series E, 4.65%, 12/01/48 (Call 06/01/48)	513	484,275
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 10/03/22)(a)	470	451,739
Consorcio Transmantaro SA
4.70%, 04/16/34(a)(b)	785	731,518
5.20%, 04/11/38 (Call 01/11/38)(b)	260	239,850
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	966	937,474
5.60%, 06/15/42 (Call 12/15/41)	700	700,300
6.25%, 10/01/39	690	727,045
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	485	307,838
2.65%, 08/15/52 (Call 02/15/52)	330	231,117
3.10%, 08/15/50 (Call 02/15/50)	450	347,893
3.13%, 08/31/24 (Call 05/31/24)	345	336,404
3.25%, 08/15/46 (Call 02/15/46)	365	289,996
3.50%, 08/01/51 (Call 02/01/51)	465	384,025
3.60%, 08/15/32	125	118,888
3.75%, 02/15/50 (Call 08/15/49)	383	330,470
3.80%, 11/15/28 (Call 08/15/28)	461	446,632
3.95%, 05/15/43 (Call 11/15/42)	350	309,793
3.95%, 07/15/47 (Call 01/15/47)	550	488,714
4.05%, 05/15/48 (Call 11/15/47)	303	275,268
4.10%, 11/15/45 (Call 05/15/45)	45	37,639
4.20%, 09/01/52	160	148,826
4.35%, 04/15/49 (Call 10/15/48)	466	440,008
4.35%, 08/31/64 (Call 02/28/64)	180	161,198
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	505	433,549

Security	Par (000)	Value

Electric (continued)
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	$253	$252,247
4.00%, 06/01/42 (Call 12/01/41)(a)	175	150,186
4.15%, 05/15/45 (Call 11/15/44)	361	316,700
Dominion Energy Inc.
3.07%, 08/15/24(e)	760	744,876
3.90%, 10/01/25 (Call 07/01/25)	269	265,422
4.25%, 06/01/28 (Call 03/01/28)(a)	383	376,427
4.35%, 08/15/32	340	327,872
4.70%, 12/01/44 (Call 06/01/44)	480	443,374
4.85%, 08/15/52	340	324,217
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(c)	458	440,291
7.00%, 06/15/38(a)	591	669,143
Series A, 1.45%, 04/15/26 (Call 03/15/26)(a)	555	504,889
Series A, 3.30%, 03/15/25 (Call 02/15/25)(a)	538	525,503
Series A, 4.60%, 03/15/49 (Call 09/15/48)	284	263,062
Series B, 3.30%, 04/15/41 (Call 10/15/40)(a)	585	462,425
Series B, 3.60%, 03/15/27 (Call 01/15/27)(a)	120	115,776
Series B, 5.95%, 06/15/35	595	631,181
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	760	629,706
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	1,166	1,060,328
Series C, 4.05%, 09/15/42 (Call 03/15/42)	449	379,898
Series C, 4.90%, 08/01/41 (Call 02/01/41)	416	397,512
Series D, 2.85%, 08/15/26 (Call 05/15/26)	437	412,377
Series E, 6.30%, 03/15/33	245	266,635
Series F, 5.25%, 08/01/33	364	368,164
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)(a)	207	195,342
5.10%, 06/01/65 (Call 12/01/64)(a)	450	459,263
5.30%, 05/15/33(a)	505	533,552
5.45%, 02/01/41 (Call 08/01/40)(a)	235	244,144
6.05%, 01/15/38(a)	601	664,468
6.63%, 02/01/32	532	610,124
Series A, 2.30%, 12/01/31 (Call 09/01/31)	335	284,327
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	324	281,442
2.95%, 03/01/50 (Call 09/01/49)	395	300,296
3.38%, 03/01/25 (Call 12/01/24)(a)	180	177,028
3.65%, 03/15/24 (Call 12/15/23)	165	164,571
3.70%, 03/15/45 (Call 09/15/44)(a)	413	349,471
3.70%, 06/01/46 (Call 12/01/45)	374	320,401
3.75%, 08/15/47 (Call 02/15/47)	542	466,132
3.95%, 06/15/42 (Call 12/15/41)	359	312,014
3.95%, 03/01/49 (Call 09/01/48)(a)	479	430,360
4.30%, 07/01/44 (Call 01/01/44)	390	358,412
5.70%, 10/01/37	106	111,942
Series A, 1.90%, 04/01/28 (Call 02/01/28)	190	168,460
Series A, 3.00%, 03/01/32 (Call 12/01/31)	445	401,812
Series A, 4.00%, 04/01/43 (Call 10/01/42)	328	291,353
Series A, 4.05%, 05/15/48 (Call 11/15/47)(a)	745	675,583
Series A, 6.63%, 06/01/36(a)	105	123,343
Series B, 3.25%, 04/01/51 (Call 10/01/50)	287	228,118
Series B, 3.65%, 03/01/52 (Call 09/01/51)	275	234,404
Series C, 2.63%, 03/01/31 (Call 12/01/30)	648	573,462
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	945	887,445
2.95%, 03/01/30 (Call 12/01/29)	399	351,916
4.22%, 11/01/24(a)	690	686,619
Series C, 2.53%, 10/01/24(e)	749	720,995

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series C, 3.40%, 06/15/29 (Call 03/15/29)	$708	$646,186
Series F, 1.05%, 06/01/25 (Call 05/01/25)	813	743,985
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	481	428,218
2.45%, 02/01/30 (Call 11/01/29)(a)	393	347,825
2.55%, 04/15/31 (Call 01/15/31)	462	404,378
2.85%, 03/15/32 (Call 12/15/31)	455	403,340
2.95%, 12/01/26 (Call 09/01/26)	691	664,667
3.20%, 08/15/49 (Call 02/15/49)	549	427,812
3.45%, 04/15/51 (Call 10/15/50)	390	316,035
3.55%, 03/15/52 (Call 09/15/51)	595	490,187
3.70%, 12/01/47 (Call 06/01/47)	582	487,835
3.75%, 06/01/45 (Call 12/01/44)	609	512,452
3.88%, 03/15/46 (Call 09/15/45)	658	572,062
3.95%, 11/15/28 (Call 08/15/28)	742	728,944
3.95%, 03/15/48 (Call 09/15/47)	454	396,808
4.00%, 09/30/42 (Call 03/30/42)	472	417,266
4.25%, 12/15/41 (Call 06/15/41)	480	440,367
5.30%, 02/15/40	472	488,192
6.00%, 01/15/38	232	256,441
6.05%, 04/15/38	707	784,580
6.10%, 06/01/37	536	573,413
6.45%, 10/15/32	595	664,818
Series A, 6.00%, 12/01/28	406	434,763
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	717	650,877
2.45%, 06/01/30 (Call 03/01/30)(a)	513	433,057
2.55%, 06/15/31 (Call 03/15/31)	1,142	952,943
2.65%, 09/01/26 (Call 06/01/26)	1,212	1,132,903
3.15%, 08/15/27 (Call 05/15/27)	717	675,730
3.25%, 01/15/82 (Call 01/15/27)(c)	339	270,857
3.30%, 06/15/41 (Call 12/15/40)	574	443,304
3.40%, 06/15/29 (Call 03/15/29)	470	433,268
3.50%, 06/15/51 (Call 12/15/50)(a)	639	484,898
3.75%, 04/15/24 (Call 01/15/24)	683	679,748
3.75%, 09/01/46 (Call 03/01/46)	1,030	805,163
3.95%, 10/15/23 (Call 07/15/23)	347	347,018
3.95%, 08/15/47 (Call 02/15/47)	616	506,284
4.20%, 06/15/49 (Call 12/15/48)	568	479,216
4.30%, 03/15/28	625	611,875
4.50%, 08/15/32	690	665,412
4.80%, 12/15/45 (Call 06/15/45)(a)	542	502,982
5.00%, 08/15/52	690	655,145
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	570	472,797
2.40%, 12/15/31 (Call 09/15/31)	607	516,826
2.50%, 12/01/29 (Call 09/01/29)	686	610,135
3.00%, 12/15/51 (Call 06/15/51)	495	365,294
3.20%, 01/15/27 (Call 10/15/26)(a)	587	568,614
3.40%, 10/01/46 (Call 04/01/46)	614	488,295
3.80%, 07/15/28 (Call 04/15/28)(a)	328	320,164
3.85%, 11/15/42 (Call 05/15/42)	497	425,452
4.20%, 07/15/48 (Call 01/15/48)	467	428,343
5.65%, 04/01/40	495	532,842
6.35%, 09/15/37	584	655,736
6.40%, 06/15/38	488	563,060
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	565	394,264
3.75%, 05/15/46 (Call 11/15/45)	454	377,588
6.12%, 10/15/35	304	329,384

Security	Par (000)	Value

Electric (continued)
6.35%, 08/15/38	$512	$589,213
6.45%, 04/01/39	439	494,815
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	125	109,147
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	405	384,205
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	522	400,513
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	239	201,268
3.65%, 02/01/29 (Call 11/01/28)(a)	329	313,476
3.70%, 06/15/46 (Call 12/15/45)	375	307,992
3.80%, 09/01/23 (Call 06/01/23)(a)	75	74,959
4.30%, 02/01/49 (Call 08/01/48)	474	427,797
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	385	319,099
2.50%, 08/15/50 (Call 02/15/50)	467	319,833
2.90%, 08/15/51 (Call 02/15/51)	400	292,737
3.25%, 08/15/25 (Call 05/15/25)	614	605,085
3.38%, 09/01/23 (Call 08/01/23)(a)	300	300,217
3.40%, 04/01/32 (Call 01/01/32)	450	417,259
3.45%, 03/15/29 (Call 12/15/28)	389	370,897
3.60%, 09/15/47 (Call 03/15/47)	536	444,068
3.70%, 09/01/28 (Call 06/01/28)(a)	481	471,885
3.70%, 10/15/46 (Call 04/15/46)	476	396,604
4.00%, 04/01/52 (Call 10/01/51)	390	344,881
4.10%, 05/15/42 (Call 11/15/41)	519	463,269
4.10%, 03/15/43 (Call 09/15/42)	334	297,885
4.15%, 12/01/44 (Call 06/01/44)	522	465,021
4.20%, 08/15/45 (Call 02/15/45)	709	637,617
4.38%, 03/30/44 (Call 09/30/43)	358	330,102
6.30%, 04/01/38	355	407,143
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	510	416,113
2.78%, 01/07/32 (Call 10/07/31)(a)(b)	365	297,628
3.62%, 08/01/27 (Call 05/01/27)(a)(b)	449	413,535
E.ON International Finance BV, 6.65%, 04/30/38(b)	865	917,072
Edison International
3.55%, 11/15/24 (Call 10/15/24)	622	608,029
4.13%, 03/15/28 (Call 12/15/27)	555	523,853
4.70%, 08/15/25	340	336,919
4.95%, 04/15/25 (Call 03/15/25)	504	504,729
5.75%, 06/15/27 (Call 04/15/27)(a)	586	593,757
EDP Finance BV
1.71%, 01/24/28(a)(b)	876	741,345
3.63%, 07/15/24(b)	1,145	1,128,196
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	317	292,416
6.00%, 05/15/35	769	802,896
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(a)(b)	1,242	1,226,786
4.50%, 09/21/28 (Call 06/21/28)(a)(b)	1,453	1,414,310
4.75%, 10/13/35 (Call 04/13/35)(b)	392	362,252
4.88%, 09/21/38 (Call 03/21/38)(b)	535	471,504
4.88%, 01/22/44(b)	811	711,034
4.95%, 10/13/45 (Call 04/13/45)(b)	919	790,404
5.00%, 09/21/48 (Call 03/21/48)(b)	969	844,906
5.25%, 10/13/55 (Call 04/13/55)(b)	260	229,977
5.60%, 01/27/40(a)(b)	863	818,776
6.00%, 01/22/2114(a)(b)	662	629,714
6.95%, 01/26/39(b)	1,144	1,240,714
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	40	44,481

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Emera U.S. Finance LP
0.83%, 06/15/24	$410	$384,014
2.64%, 06/15/31 (Call 03/15/31)(a)	595	491,254
3.55%, 06/15/26 (Call 03/15/26)	675	646,623
4.75%, 06/15/46 (Call 12/15/45)	1,141	993,497
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(a)(b)	330	271,607
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	860	841,725
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	774	758,805
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	1,665	1,450,506
1.88%, 07/12/28 (Call 05/12/28)(a)(b)	615	504,705
2.25%, 07/12/31 (Call 04/12/31)(a)(b)	1,291	974,971
2.65%, 09/10/24(b)	1,508	1,446,660
2.88%, 07/12/41 (Call 01/12/41)(b)	885	560,782
3.50%, 04/06/28(a)(b)	1,615	1,466,473
3.63%, 05/25/27(a)(b)	270	250,783
4.25%, 06/15/25(b)	700	689,004
4.63%, 06/15/27 (Call 05/15/27)(a)(b)	670	652,869
4.75%, 05/25/47(a)(b)	560	456,869
4.88%, 06/14/29(a)(b)	685	662,477
5.00%, 06/15/32 (Call 03/15/32)(a)(b)	615	569,208
5.50%, 06/15/52 (Call 12/15/51)(b)	585	520,313
6.00%, 10/07/39(a)(b)	1,882	1,827,123
6.80%, 09/15/37(b)	900	953,404
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)(a)	422	415,022
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(b)(c)	1,077	1,098,533
Engie Energia Chile SA
3.40%, 01/28/30 (Call 10/28/29)(b)	50	40,909
4.50%, 01/29/25(a)(b)	320	313,037
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	680	463,939
3.35%, 06/15/52 (Call 12/15/51)	487	378,655
3.50%, 04/01/26 (Call 01/01/26)	563	551,159
3.70%, 06/01/24 (Call 03/01/24)	911	910,894
4.00%, 06/01/28 (Call 03/01/28)	335	324,775
4.20%, 04/01/49 (Call 10/01/48)(a)	520	473,362
4.95%, 12/15/44 (Call 12/15/24)	536	516,159
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,142	1,025,287
1.90%, 06/15/28 (Call 04/15/28)	705	608,369
2.40%, 06/15/31 (Call 03/05/31)	663	537,600
2.80%, 06/15/30 (Call 03/15/30)	601	514,422
2.95%, 09/01/26 (Call 06/01/26)	721	679,136
3.75%, 06/15/50 (Call 12/15/49)(a)	598	469,777
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24(a)	61	62,720
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 10/03/22)	49	47,398
0.95%, 10/01/24 (Call 10/03/22)	20	18,799
1.60%, 12/15/30 (Call 09/15/30)	321	256,368
2.35%, 06/15/32 (Call 03/15/32)(a)	474	392,042
2.40%, 10/01/26 (Call 07/01/26)	564	522,492
2.90%, 03/15/51 (Call 09/15/50)	758	543,790
3.05%, 06/01/31 (Call 03/01/31)(a)	320	286,052
3.10%, 06/15/41 (Call 12/15/40)	115	90,628
3.12%, 09/01/27 (Call 06/01/27)(a)	506	477,955
3.25%, 04/01/28 (Call 01/01/28)	514	481,805
4.00%, 03/15/33 (Call 12/15/32)	134	127,116
4.05%, 09/01/23 (Call 06/01/23)	125	125,109

Security	Par (000)	Value

Electric (continued)
4.20%, 09/01/48 (Call 03/01/48)	$571	$511,753
4.20%, 04/01/50 (Call 10/01/49)	515	461,051
4.44%, 01/15/26 (Call 10/15/25)	5	4,985
4.75%, 09/15/52	500	484,339
4.95%, 01/15/45 (Call 01/15/25)	330	317,747
5.40%, 11/01/24	462	472,648
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	480	436,700
3.50%, 06/01/51 (Call 03/01/51)	200	159,944
3.85%, 06/01/49 (Call 12/01/48)	607	508,157
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	498	399,426
3.55%, 09/30/49 (Call 03/30/49)	453	355,242
4.00%, 03/30/29 (Call 12/30/28)(a)	275	266,358
4.50%, 03/30/39 (Call 09/30/38)(a)	501	462,773
5.00%, 09/15/52	200	196,807
5.15%, 06/01/45 (Call 06/01/25)	130	126,766
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	793	764,392
2.90%, 09/15/29 (Call 06/15/29)	579	508,010
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	70	65,839
3.10%, 04/01/27 (Call 01/01/27)	380	365,193
3.25%, 12/01/25 (Call 09/01/25)	742	717,564
3.25%, 09/01/49 (Call 03/01/49)(a)	350	269,422
3.45%, 04/15/50 (Call 10/15/49)	265	211,151
4.10%, 04/01/43 (Call 10/01/42)	317	276,570
4.13%, 03/01/42 (Call 09/01/41)(a)	495	436,706
4.25%, 12/01/45 (Call 06/01/45)	226	200,397
4.63%, 09/01/43 (Call 03/01/43)	271	246,957
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	140	137,948
4.20%, 06/15/47 (Call 12/15/46)	335	298,013
4.20%, 03/15/48 (Call 09/15/47)	422	375,313
5.30%, 10/01/41 (Call 04/01/41)	634	643,957
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	457	399,411
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	386	330,878
Series B, 6.05%, 11/15/35(a)	74	80,196
Evergy Missouri West Inc., 3.75%, 03/15/32 (Call 12/15/31)(b)	145	137,004
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	390	330,525
2.90%, 03/01/27 (Call 02/01/27)	425	398,610
3.35%, 03/15/26 (Call 12/15/25)	385	369,193
3.38%, 03/01/32 (Call 12/01/31)(a)	505	453,720
3.45%, 01/15/50 (Call 07/15/49)(a)	595	466,347
4.20%, 06/27/24	340	339,774
4.60%, 07/01/27 (Call 06/01/27)	565	566,649
Series H, 3.15%, 01/15/25 (Call 10/15/24)	286	278,483
Series L, 2.90%, 10/01/24 (Call 08/01/24)	489	476,238
Series M, 3.30%, 01/15/28 (Call 10/15/27)	370	346,107
Series N, 3.80%, 12/01/23 (Call 11/01/23)	350	348,466
Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	409	398,790
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	811	732,198
Series R, 1.65%, 08/15/30 (Call 05/15/30)	562	449,033
Series U, 1.40%, 08/15/26 (Call 07/15/26)	200	177,891
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(b)	475	443,765
3.35%, 03/15/32 (Call 12/15/31)(b)	525	470,881
3.40%, 04/15/26 (Call 01/15/26)	619	600,533

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.95%, 06/15/25 (Call 03/15/25)	$713	$706,122
4.05%, 04/15/30 (Call 01/15/30)	532	511,629
4.10%, 03/15/52 (Call 09/15/51)(a)(b)	785	678,764
4.45%, 04/15/46 (Call 10/15/45)	589	527,908
4.70%, 04/15/50 (Call 10/15/49)(a)	628	590,618
4.95%, 06/15/35 (Call 12/15/34)	320	313,164
5.10%, 06/15/45 (Call 12/15/44)(a)	541	536,023
5.63%, 06/15/35(a)	475	497,851
7.60%, 04/01/32(a)	325	378,013
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	936	929,951
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(b)	650	491,008
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)	290	267,415
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(a)(b)	600	532,488
4.35%, 01/15/25 (Call 10/15/24)(b)	720	707,005
4.55%, 04/01/49 (Call 10/01/48)(a)(b)	485	422,598
5.45%, 07/15/44 (Call 01/15/44)(b)	450	447,381
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	170	147,572
2.85%, 04/01/25 (Call 03/01/25)	1,033	1,010,935
2.88%, 12/04/51 (Call 06/04/51)	970	722,856
3.13%, 12/01/25 (Call 06/01/25)(a)	771	760,291
3.15%, 10/01/49 (Call 04/01/49)	158	126,132
3.25%, 06/01/24 (Call 12/01/23)	503	499,168
3.70%, 12/01/47 (Call 06/01/47)(a)	714	623,786
3.80%, 12/15/42 (Call 06/15/42)	337	300,853
3.95%, 03/01/48 (Call 09/01/47)	650	591,189
3.99%, 03/01/49 (Call 09/01/48)(a)	525	478,868
4.05%, 06/01/42 (Call 12/01/41)	635	584,015
4.05%, 10/01/44 (Call 04/01/44)	460	419,523
4.13%, 02/01/42 (Call 08/01/41)	875	811,455
4.13%, 06/01/48 (Call 12/01/47)	407	380,199
4.95%, 06/01/35	415	426,880
5.13%, 06/01/41 (Call 12/01/40)(a)	260	262,047
5.25%, 02/01/41 (Call 08/01/40)	525	549,869
5.63%, 04/01/34	82	89,824
5.65%, 02/01/37(a)	720	778,188
5.69%, 03/01/40	820	895,036
5.95%, 10/01/33(a)	590	652,610
5.95%, 02/01/38	510	568,379
5.96%, 04/01/39	545	613,079
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	1,115	1,043,418
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	340	328,243
3.25%, 03/30/27 (Call 12/30/26)	280	264,334
4.30%, 03/15/42	738	655,886
4.30%, 03/15/43	422	372,373
4.70%, 05/15/32 (Call 02/15/32)(a)	520	517,318
5.13%, 05/15/52 (Call 11/15/51)	570	571,086
5.40%, 06/01/40(a)	139	134,606
Series 10-C, 4.75%, 09/01/40	749	695,575
Series A, 2.20%, 09/15/24 (Call 08/15/24)	937	905,693
Series A, 3.25%, 03/15/51 (Call 09/15/50)	700	515,637
Series B, 2.65%, 09/15/29 (Call 06/15/29)(a)	618	539,671
Series B, 3.70%, 01/30/50 (Call 07/30/49)(a)	497	396,611
Great River Energy, 6.25%, 07/01/38(b)	262	282,368
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	75	72,018

Security	Par (000)	Value

Electric (continued)
Iberdrola International BV
5.81%, 03/15/25	$270	$280,422
6.75%, 07/15/36	665	740,110
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	65	51,471
Series K, 4.20%, 03/01/48 (Call 09/01/47)	470	421,146
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	390	292,303
3.85%, 05/15/28 (Call 02/15/28)(a)	255	245,851
4.25%, 08/15/48 (Call 02/15/48)	570	495,541
6.05%, 03/15/37	365	396,226
Series K, 4.55%, 03/15/46 (Call 09/15/45)	580	531,773
Series L, 3.75%, 07/01/47 (Call 01/01/47)	402	327,041
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	170	153,846
4.70%, 09/01/45 (Call 03/01/45)(b)	305	285,984
Infraestructura Energetica Nova SAB de CV
3.75%, 01/14/28(b)	55	50,449
4.75%, 01/15/51 (Call 07/15/50)(b)	450	331,425
4.88%, 01/14/48(a)(b)	487	362,815
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(b)	1,175	969,710
Interconexion Electrica SA ESP, 3.83%, 11/26/33 (Call 08/26/33)(a)(b)	65	55,030
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	204	172,498
3.10%, 11/30/51 (Call 05/30/51)	410	297,301
3.25%, 12/01/24 (Call 09/01/24)	608	596,641
3.40%, 08/15/25 (Call 05/15/25)	310	300,027
3.50%, 09/30/49 (Call 03/30/49)	220	172,983
3.60%, 04/01/29 (Call 01/01/29)	264	249,135
3.70%, 09/15/46 (Call 03/15/46)	290	234,851
4.10%, 09/26/28 (Call 06/26/28)	545	537,810
4.70%, 10/15/43 (Call 04/15/43)	347	314,470
6.25%, 07/15/39	376	411,752
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	575	567,185
4.25%, 05/01/30 (Call 02/01/30)	795	733,232
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	1,470	1,445,139
7.75%, 12/15/27(a)(b)	100	112,686
Series 6, 5.00%, 11/12/24(b)	1,000	1,007,779
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(a)(b)	792	691,979
3.25%, 06/30/26 (Call 03/30/26)	615	586,113
3.35%, 11/15/27 (Call 08/15/27)	632	597,338
3.65%, 06/15/24 (Call 03/15/24)	280	276,065
5.30%, 07/01/43 (Call 01/01/43)	805	790,799
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(a)(b)	340	287,267
4.30%, 01/15/26 (Call 10/15/25)(b)	835	819,189
4.70%, 04/01/24 (Call 01/01/24)(b)	350	348,143
6.15%, 06/01/37	143	147,682
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(b)	660	613,800
4.88%, 05/24/26 (Call 02/24/26)(b)	50	48,447
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)	435	422,253
3.30%, 06/01/50 (Call 12/01/49)(a)	350	272,988
4.38%, 10/01/45 (Call 04/01/45)	347	312,715
5.13%, 11/01/40 (Call 05/01/40)	815	814,300

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	$409	$376,910
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(b)	1,360	1,271,165
3.60%, 05/06/25(a)(b)	135	132,720
Korea Electric Power Corp., 2.50%, 06/24/24(b)	555	539,463
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(b)	520	461,394
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	343	279,977
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	452	434,918
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	362	321,588
4.38%, 10/01/45 (Call 04/01/45)	353	318,122
4.65%, 11/15/43 (Call 05/15/43)	375	338,638
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	151	147,420
Louisville Gas and Electric Co., 5.13%, 11/15/40 (Call 05/15/40)	320	309,124
Majapahit Holding BV, 7.88%, 06/29/37(b)	100	114,115
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(b)	365	284,033
4.00%, 08/15/46 (Call 02/15/46)(b)	530	425,163
5.90%, 11/15/39(b)	705	734,095
Metropolitan Edison Co.
4.00%, 04/15/25(b)	160	152,688
4.30%, 01/15/29 (Call 10/15/28)(b)	405	395,441
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	187	176,603
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	505	358,642
3.10%, 05/01/27 (Call 02/01/27)	328	315,819
3.15%, 04/15/50 (Call 10/15/49)	560	435,143
3.50%, 10/15/24 (Call 07/15/24)	560	557,313
3.65%, 04/15/29 (Call 01/15/29)	477	462,277
3.65%, 08/01/48 (Call 02/01/48)	577	485,138
3.70%, 09/15/23 (Call 06/15/23)	282	281,900
3.95%, 08/01/47 (Call 02/01/47)	940	828,289
4.25%, 05/01/46 (Call 11/01/45)	606	559,448
4.25%, 07/15/49 (Call 01/15/49)	747	692,620
4.40%, 10/15/44 (Call 04/15/44)	533	502,779
4.80%, 09/15/43 (Call 03/15/43)(a)	405	397,681
5.75%, 11/01/35	95	103,681
5.80%, 10/15/36	625	686,187
6.75%, 12/30/31	640	747,084
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	598	577,224
Minejesa Capital BV
4.63%, 08/10/30(a)(b)	889	810,916
5.63%, 08/10/37(b)	415	340,744
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	561	539,763
Series 12-A, 4.25%, 03/15/42	423	371,089
Series B, 3.10%, 07/30/51 (Call 01/30/51)	321	228,261
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(a)(b)	540	509,250
4.10%, 04/15/24 (Call 01/15/24)(b)	457	453,029
5.40%, 12/15/43 (Call 06/15/43)(b)	365	363,977
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	622	579,424
3.92%, 08/01/28 (Call 05/01/28)(b)	215	207,487
4.17%, 12/10/42(b)	320	275,338
5.64%, 03/15/40(b)	436	451,176

Security	Par (000)	Value

Electric (continued)
National Grid USA
5.80%, 04/01/35	$435	$450,534
8.00%, 11/15/30	75	86,579
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	377	359,245
1.00%, 06/15/26 (Call 05/15/26)	640	573,824
1.35%, 03/15/31 (Call 12/15/30)	339	262,376
1.65%, 06/15/31 (Call 03/15/31)(a)	323	257,454
1.88%, 02/07/25	645	614,697
2.40%, 03/15/30 (Call 12/15/29)	405	352,989
2.75%, 04/15/32 (Call 01/15/32)(a)	225	194,225
2.85%, 01/27/25 (Call 10/27/24)	165	160,644
2.95%, 02/07/24 (Call 12/07/23)	461	455,684
3.05%, 04/25/27 (Call 01/25/27)	460	439,363
3.25%, 11/01/25 (Call 08/01/25)(a)	298	290,759
3.40%, 11/15/23 (Call 08/15/23)	162	161,445
3.40%, 02/07/28 (Call 11/07/27)	396	380,245
3.45%, 06/15/25	405	398,297
3.70%, 03/15/29 (Call 12/15/28)	582	554,155
3.90%, 11/01/28 (Call 08/01/28)(a)	374	361,074
4.02%, 11/01/32 (Call 05/01/32)	326	311,845
4.15%, 12/15/32	270	261,090
4.30%, 03/15/49 (Call 09/15/48)	373	336,871
4.40%, 11/01/48 (Call 05/01/48)	385	353,981
5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(c)	248	230,678
Series C, 8.00%, 03/01/32	710	877,999
Series D, 1.00%, 10/18/24	565	531,747
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	537	545,244
5.45%, 05/15/41 (Call 11/15/40)	135	136,364
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	304	291,508
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	606	525,051
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	395	291,276
Series N, 6.65%, 04/01/36	150	172,014
Series R, 6.75%, 07/01/37	185	214,283
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	570	392,984
3.80%, 12/05/47 (Call 06/05/47)(a)(b)	385	317,074
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(a)(b)	400	328,392
3.25%, 12/01/26 (Call 09/01/26)(b)	242	231,286
3.30%, 09/15/49 (Call 03/15/49)(b)	462	350,285
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	2,135	1,915,399
1.90%, 06/15/28 (Call 04/15/28)	427	369,424
2.25%, 06/01/30 (Call 03/01/30)	1,237	1,042,669
2.44%, 01/15/32 (Call 10/15/31)	1,179	982,280
2.75%, 11/01/29 (Call 08/01/29)	1,235	1,100,008
3.00%, 01/15/52 (Call 07/15/51)	450	322,162
3.50%, 04/01/29 (Call 01/01/29)	900	841,728
3.55%, 05/01/27 (Call 02/01/27)	340	327,122
3.80%, 03/15/82 (Call 03/15/27)(a)(c)	355	298,958
4.20%, 06/20/24	580	580,177
4.26%, 09/01/24	300	300,183
4.45%, 06/20/25(a)	605	606,734
4.63%, 07/15/27 (Call 06/15/27)	1,235	1,240,064
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(c)	111	92,317
5.00%, 07/15/32 (Call 04/15/32)	1,055	1,073,999

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(a)(c)	$956	$873,677
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(a)(b)	631	515,680
3.03%, 06/27/50 (Call 12/27/49)(b)	420	277,883
3.51%, 10/01/24 (Call 07/01/24)(a)(b)	665	645,404
4.12%, 11/28/42(b)	280	237,832
4.28%, 12/15/28 (Call 09/15/28)(b)	803	770,144
4.28%, 10/01/34 (Call 04/01/34)(b)	221	205,539
Niagara Mohawk Power Corp., 2.76%, 01/10/32 (Call 10/10/31)(b)	500	422,048
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	180	155,919
2.60%, 06/01/51 (Call 12/01/50)	382	270,124
2.90%, 03/01/50 (Call 09/01/49)	526	394,838
3.20%, 04/01/52 (Call 10/01/51)	327	255,487
3.40%, 08/15/42 (Call 02/15/42)	416	347,529
3.60%, 05/15/46 (Call 11/15/45)	559	473,632
3.60%, 09/15/47 (Call 03/15/47)	571	478,609
4.00%, 08/15/45 (Call 02/15/45)	461	406,198
4.13%, 05/15/44 (Call 11/15/43)	127	115,175
4.50%, 06/01/52 (Call 12/01/51)(a)	505	490,313
4.85%, 08/15/40 (Call 02/15/40)(a)	336	328,303
5.25%, 07/15/35	170	177,226
5.35%, 11/01/39	298	318,958
6.20%, 07/01/37(a)	509	581,367
6.25%, 06/01/36	530	608,857
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	395	345,408
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	781	708,720
2.45%, 12/02/27 (Call 10/02/27)(a)(b)	1,138	974,327
3.75%, 06/15/24 (Call 05/15/24)(b)	693	672,857
4.45%, 06/15/29 (Call 03/15/29)(b)	682	617,561
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)(a)	372	309,186
3.10%, 06/01/51 (Call 12/01/50)	520	393,339
3.20%, 05/15/27 (Call 02/15/27)	576	555,488
3.25%, 11/15/25 (Call 08/15/25)	327	317,206
3.25%, 05/15/29 (Call 02/15/29)	695	654,866
3.95%, 04/01/30 (Call 01/01/30)(a)	330	322,639
4.40%, 03/01/44 (Call 09/01/43)	170	157,935
4.55%, 06/01/52 (Call 12/01/51)(a)	335	327,770
5.50%, 03/15/40(a)	340	360,239
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	275	212,554
4.20%, 12/01/42(a)	365	294,134
4.25%, 04/01/46 (Call 10/01/45)(a)	400	326,817
4.55%, 06/01/44(a)	275	233,638
5.05%, 10/01/48 (Call 04/01/48)	539	497,261
5.25%, 09/01/50	325	304,407
5.38%, 11/01/40	445	433,297
5.95%, 11/01/39	461	472,809
6.19%, 01/01/31(b)	155	161,130
Ohio Edison Co.
6.88%, 07/15/36	555	643,205
8.25%, 10/15/38	300	382,662
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	290	244,416
4.15%, 04/01/48 (Call 10/01/47)	360	312,523
Series D, 6.60%, 03/01/33(a)	545	622,426

Security	Par (000)	Value

Electric (continued)
Series F, 5.85%, 10/01/35	$540	$566,342
Series G, 6.60%, 02/15/33	390	442,104
Series P, 2.60%, 04/01/30 (Call 01/01/30)	505	442,308
Series Q, 1.63%, 01/15/31 (Call 10/15/30)(a)	317	253,845
Series R, 2.90%, 10/01/51 (Call 04/01/51)	280	200,263
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	396	360,985
3.30%, 03/15/30 (Call 09/15/29)	365	335,874
3.80%, 08/15/28 (Call 02/15/28)(a)	486	468,146
3.85%, 08/15/47 (Call 02/15/47)	245	205,981
3.90%, 05/01/43 (Call 11/01/42)	35	28,832
4.00%, 12/15/44 (Call 06/15/44)	225	185,834
4.15%, 04/01/47 (Call 10/01/46)(a)	630	562,835
4.55%, 03/15/44 (Call 09/15/43)(a)	250	227,137
5.25%, 05/15/41 (Call 11/15/40)	60	59,394
5.85%, 06/01/40	420	443,485
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(a)	337	302,876
2.70%, 11/15/51 (Call 05/15/51)(a)	380	271,254
2.75%, 06/01/24 (Call 05/01/24)	528	518,288
2.75%, 05/15/30 (Call 02/15/30)(a)	500	453,668
2.95%, 04/01/25 (Call 01/01/25)	528	514,374
3.10%, 09/15/49 (Call 03/15/49)	418	323,260
3.70%, 11/15/28 (Call 08/15/28)(a)	280	271,017
3.70%, 05/15/50 (Call 11/15/49)	374	320,460
3.75%, 04/01/45 (Call 10/01/44)	360	306,208
3.80%, 09/30/47 (Call 03/30/47)	435	379,408
3.80%, 06/01/49 (Call 12/01/48)	385	336,468
4.10%, 11/15/48 (Call 05/15/48)	383	348,851
4.15%, 06/01/32 (Call 03/01/32)(a)(b)	325	323,993
4.55%, 12/01/41 (Call 06/01/41)	290	279,580
4.60%, 06/01/52 (Call 12/01/51)(b)	790	776,247
5.25%, 09/30/40(a)	210	220,712
5.30%, 06/01/42 (Call 12/01/41)	350	369,008
5.35%, 10/01/52 (Call 04/01/52)	287	309,472
7.00%, 05/01/32	280	335,373
7.25%, 01/15/33	85	104,441
7.50%, 09/01/38	440	557,105
Pacific Gas & Electric Co., 4.50%, 12/15/41 (Call 06/15/41)(a)	25	18,137
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	540	456,684
2.50%, 02/01/31 (Call 11/01/30)	1,467	1,121,712
2.95%, 03/01/26 (Call 12/01/25)	992	901,670
3.00%, 06/15/28 (Call 04/15/28)(a)	475	407,647
3.15%, 01/01/26	910	843,689
3.25%, 06/01/31 (Call 03/01/31)	500	402,890
3.30%, 03/15/27 (Call 12/15/26)	330	294,461
3.30%, 12/01/27 (Call 09/01/27)	1,190	1,046,671
3.30%, 08/01/40 (Call 02/01/40)	891	625,802
3.40%, 08/15/24 (Call 05/15/24)	162	156,219
3.45%, 07/01/25	807	769,250
3.50%, 06/15/25 (Call 03/15/25)	479	456,640
3.50%, 08/01/50 (Call 02/01/50)	1,337	888,009
3.75%, 02/15/24 (Call 11/15/23)	335	330,481
3.75%, 07/01/28	619	544,760
3.75%, 08/15/42 (Call 02/15/42)	424	293,128
3.85%, 11/15/23 (Call 08/15/23)	405	400,884
3.95%, 12/01/47 (Call 06/01/47)	701	478,787
4.00%, 12/01/46 (Call 06/01/46)	538	371,155

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 03/01/29 (Call 01/01/29)	$885	$790,901
4.20%, 06/01/41 (Call 12/01/40)	545	405,147
4.25%, 03/15/46 (Call 09/15/45)	620	454,815
4.30%, 03/15/45 (Call 09/15/44)	650	471,091
4.40%, 03/01/32 (Call 12/01/31)(a)	795	697,760
4.45%, 04/15/42 (Call 10/15/41)	286	216,845
4.50%, 07/01/40 (Call 01/01/40)	1,385	1,078,109
4.55%, 07/01/30 (Call 01/01/30)	2,222	1,976,066
4.60%, 06/15/43 (Call 12/15/42)	695	532,953
4.65%, 08/01/28 (Call 05/01/28)	420	383,412
4.75%, 02/15/44 (Call 08/15/43)	732	564,510
4.95%, 06/08/25(a)	1,345	1,337,989
4.95%, 07/01/50 (Call 01/01/50)	1,856	1,481,242
5.25%, 03/01/52 (Call 09/01/51)	1,420	1,181,424
5.45%, 06/15/27 (Call 05/15/27)	1,115	1,096,098
5.90%, 06/15/32 (Call 03/15/32)	1,075	1,036,677
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)(a)	352	310,399
2.90%, 06/15/52 (Call 12/15/51)	830	598,737
3.30%, 03/15/51 (Call 09/15/50)	547	423,188
3.35%, 07/01/25 (Call 04/01/25)(a)	190	185,763
3.50%, 06/15/29 (Call 03/15/29)	445	421,062
3.60%, 04/01/24 (Call 01/01/24)(a)	392	391,127
4.10%, 02/01/42 (Call 08/01/41)	645	559,750
4.13%, 01/15/49 (Call 07/15/48)(a)	507	449,572
4.15%, 02/15/50 (Call 08/15/49)	307	275,027
5.25%, 06/15/35	195	196,643
5.75%, 04/01/37	682	709,062
6.00%, 01/15/39	571	618,753
6.10%, 08/01/36	519	560,632
6.25%, 10/15/37	493	540,615
6.35%, 07/15/38	464	516,133
7.70%, 11/15/31	142	171,191
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	533	386,430
2.85%, 09/15/51 (Call 03/15/51)	365	265,678
3.00%, 09/15/49 (Call 03/15/49)	335	252,444
3.05%, 03/15/51 (Call 09/15/50)	365	275,026
3.15%, 10/15/25 (Call 07/15/25)(a)	315	307,045
3.70%, 09/15/47 (Call 03/15/47)	585	504,777
3.90%, 03/01/48 (Call 09/01/47)	540	480,086
4.15%, 10/01/44 (Call 04/01/44)	315	285,198
4.38%, 08/15/52	230	218,906
4.60%, 05/15/52 (Call 11/15/51)	310	305,000
4.80%, 10/15/43 (Call 04/15/43)	200	189,923
5.95%, 10/01/36(a)	170	190,303
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	410	379,404
3.60%, 06/01/29 (Call 03/01/29)(b)	420	392,942
6.15%, 10/01/38	415	445,747
Perusahaan Listrik Negara PT
3.88%, 07/17/29(b)	575	529,615
4.00%, 06/30/50 (Call 12/30/49)(b)	890	653,037
4.13%, 05/15/27(a)(b)	1,307	1,265,241
5.45%, 05/21/28(b)	895	917,375
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)(b)	567	478,406
3.38%, 02/05/30(b)	225	197,170
4.38%, 02/05/50(b)	575	441,312

Security	Par (000)	Value

Electric (continued)
4.88%, 07/17/49(b)	$716	$588,910
5.25%, 10/24/42(b)	973	858,672
5.25%, 05/15/47(b)	465	402,225
6.15%, 05/21/48(b)	1,000	952,500
6.25%, 01/25/49(b)	444	424,553
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	512	467,047
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	250	248,555
4.15%, 03/15/43 (Call 09/15/42)(a)	583	525,623
6.50%, 11/15/37	403	464,640
7.90%, 12/15/38	35	44,778
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	903	856,120
4.13%, 04/15/30 (Call 01/15/30)	189	180,312
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	329	246,488
3.95%, 06/01/47 (Call 12/01/46)	337	298,538
4.13%, 06/15/44 (Call 12/15/43)	405	361,094
4.15%, 10/01/45 (Call 04/01/45)(a)	366	323,553
4.15%, 06/15/48 (Call 12/15/47)	499	453,219
4.75%, 07/15/43 (Call 01/15/43)	155	151,418
6.25%, 05/15/39(a)	340	383,156
Progress Energy Inc.
6.00%, 12/01/39	334	348,421
7.00%, 10/30/31	505	560,752
7.75%, 03/01/31	674	780,819
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	265	220,603
2.90%, 05/15/25 (Call 11/15/24)	363	354,125
3.55%, 06/15/46 (Call 12/15/45)	245	201,156
3.60%, 09/15/42 (Call 03/15/42)	358	304,299
3.70%, 06/15/28 (Call 12/15/27)	158	153,210
3.80%, 06/15/47 (Call 12/15/46)	478	412,984
3.95%, 03/15/43 (Call 09/15/42)	280	236,022
4.05%, 09/15/49 (Call 03/15/49)	620	549,577
4.10%, 06/01/32 (Call 03/01/32)	230	225,440
4.10%, 06/15/48 (Call 12/15/47)	345	311,291
4.30%, 03/15/44 (Call 09/15/43)	396	363,324
4.50%, 06/01/52 (Call 12/01/51)	280	271,834
4.75%, 08/15/41 (Call 02/15/41)	145	137,690
6.50%, 08/01/38(a)	15	17,441
Series 17, 6.25%, 09/01/37	264	305,436
Series 34, 3.20%, 03/01/50 (Call 09/01/49)(a)	507	399,538
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	856	718,952
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	480	340,228
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)(a)	275	274,306
3.60%, 07/01/49 (Call 01/01/49)	385	322,218
Series V, 2.20%, 06/15/31 (Call 03/15/31)	350	296,612
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)(a)	200	190,637
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37(a)	180	198,939
Series J, 2.20%, 08/15/31 (Call 05/15/31)	155	128,065
Series K, 3.15%, 08/15/51 (Call 02/15/51)	150	108,809
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	640	575,711
1.90%, 08/15/31 (Call 05/15/31)(a)	400	332,887
2.05%, 08/01/50 (Call 02/01/50)	401	247,605

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.25%, 09/15/26 (Call 06/15/26)	$345	$321,974
2.45%, 01/15/30 (Call 10/15/29)(a)	530	472,961
2.70%, 05/01/50 (Call 11/01/49)	290	207,029
3.00%, 05/15/25 (Call 02/15/25)(a)	347	336,156
3.00%, 05/15/27 (Call 02/15/27)(a)	575	551,580
3.00%, 03/01/51 (Call 09/01/50)	384	288,301
3.05%, 11/15/24 (Call 08/15/24)	100	97,840
3.10%, 03/15/32 (Call 12/15/31)(a)	160	146,434
3.15%, 08/15/24 (Call 05/15/24)	32	31,525
3.15%, 01/01/50 (Call 07/01/49)	325	247,372
3.20%, 05/15/29 (Call 02/15/29)	95	89,775
3.20%, 08/01/49 (Call 02/01/49)(a)	451	352,585
3.25%, 09/01/23 (Call 08/01/23)(a)	90	89,572
3.60%, 12/01/47 (Call 06/01/47)	379	316,932
3.65%, 09/01/28 (Call 06/01/28)	577	557,883
3.65%, 09/01/42 (Call 03/01/42)(a)	180	152,981
3.70%, 05/01/28 (Call 02/01/28)	110	106,974
3.80%, 01/01/43 (Call 07/01/42)	385	330,390
3.80%, 03/01/46 (Call 09/01/45)	525	452,348
3.85%, 05/01/49 (Call 11/01/48)	314	273,135
3.95%, 05/01/42 (Call 11/01/41)	385	346,031
4.05%, 05/01/48 (Call 11/01/47)	240	216,333
4.15%, 11/01/45 (Call 05/01/45)	300	265,408
5.38%, 11/01/39(a)	300	307,771
5.50%, 03/01/40	320	338,168
5.80%, 05/01/37	275	302,447
Series I, 4.00%, 06/01/44 (Call 12/01/43)(a)	360	308,675
Series K, 4.05%, 05/01/45 (Call 11/01/44)(a)	185	161,098
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	468	423,212
0.84%, 11/08/23 (Call 10/03/22)	700	671,748
1.60%, 08/15/30 (Call 05/15/30)(a)	472	375,619
2.45%, 11/15/31 (Call 08/15/31)(a)	180	150,281
2.88%, 06/15/24 (Call 05/15/24)	786	766,619
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	670	582,906
3.65%, 05/15/25 (Call 02/15/25)	682	659,121
4.10%, 06/15/30 (Call 03/15/30)	535	492,833
4.22%, 03/15/32 (Call 12/15/31)	475	437,610
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)(a)	255	181,701
3.25%, 09/15/49 (Call 03/15/49)	325	244,139
4.22%, 06/15/48 (Call 12/15/47)	325	289,829
4.30%, 05/20/45 (Call 11/20/44)	357	316,457
4.43%, 11/15/41 (Call 05/15/41)	404	361,654
5.48%, 06/01/35	200	205,092
5.64%, 04/15/41 (Call 10/15/40)	175	182,419
5.76%, 10/01/39	480	510,825
5.76%, 07/15/40	85	88,659
5.80%, 03/15/40	890	946,377
6.27%, 03/15/37	145	159,806
6.72%, 06/15/36	230	258,901
7.02%, 12/01/27	380	420,414
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	764	721,459
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,050	989,293
3.70%, 03/15/52 (Call 09/15/51)(a)	120	101,786
3.95%, 11/15/41	282	239,023
4.15%, 05/15/48 (Call 11/15/47)	349	313,059

Security	Par (000)	Value

Electric (continued)
4.30%, 04/01/42 (Call 10/01/41)	$361	$323,912
4.50%, 08/15/40	749	700,443
5.35%, 05/15/35	100	103,521
5.35%, 05/15/40	175	177,227
6.00%, 06/01/26	60	63,538
6.00%, 06/01/39	220	241,391
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	315	314,287
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	572	482,490
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	420	371,556
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	462	360,402
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	708	581,558
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	755	558,227
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	585	519,773
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b) .	775	774,309
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(b)	1,222	1,223,527
5.50%, 04/08/44(a)(b)	1,036	1,072,384
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	929	879,024
3.30%, 04/01/25 (Call 03/01/25)	190	184,925
3.40%, 02/01/28 (Call 11/01/27)	1,017	960,627
3.70%, 04/01/29 (Call 02/01/29)	405	379,429
3.80%, 02/01/38 (Call 08/01/37)	638	547,473
4.00%, 02/01/48 (Call 08/01/47)	275	230,264
4.13%, 04/01/52 (Call 01/01/27)(c)	710	596,533
6.00%, 10/15/39	974	1,042,176
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	847	802,179
Series P, 6.75%, 07/01/37	180	196,198
Sociedad de Transmision Austral SA, 4.00%, 01/27/32 (Call 10/27/31)(b)	5	4,364
Solar Star Funding LLC, 5.38%, 06/30/35(a)(b)	98	99,799
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	547	520,472
2.25%, 06/01/30 (Call 03/01/30)	778	652,016
2.75%, 02/01/32 (Call 11/01/31)(a)	615	520,658
2.85%, 08/01/29 (Call 05/01/29)(a)	286	251,973
3.45%, 02/01/52 (Call 08/01/51)	250	191,798
3.65%, 02/01/50 (Call 08/01/49)	1,127	862,502
3.90%, 12/01/41 (Call 06/01/41)	483	388,222
4.00%, 04/01/47 (Call 10/01/46)	1,243	1,006,491
4.05%, 03/15/42 (Call 09/15/41)	290	241,664
4.50%, 09/01/40 (Call 03/01/40)	417	368,191
4.65%, 10/01/43 (Call 04/01/43)	611	552,847
5.50%, 03/15/40	739	731,465
5.63%, 02/01/36	190	190,202
6.00%, 01/15/34	722	765,502
6.05%, 03/15/39	600	627,819
6.65%, 04/01/29	355	377,246
Series 04-G, 5.75%, 04/01/35	320	325,221
Series 05-B, 5.55%, 01/15/36	215	211,321
Series 05-E, 5.35%, 07/15/35	432	429,665
Series 06-E, 5.55%, 01/15/37	595	588,223
Series 08-A, 5.95%, 02/01/38	535	554,059
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	455	369,195
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	516	466,387
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	660	445,095
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	413	399,168
Series B, 3.65%, 03/01/28 (Call 12/01/27)	390	370,554
Series B, 4.88%, 03/01/49 (Call 09/01/48)(a)	637	584,580

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series C, 3.50%, 10/01/23 (Call 07/01/23)	$589	$586,237
Series C, 3.60%, 02/01/45 (Call 08/01/44)	485	368,776
Series C, 4.13%, 03/01/48 (Call 09/01/47)	845	702,643
Series C, 4.20%, 06/01/25	245	244,497
Series D, 4.70%, 06/01/27 (Call 05/01/27)	375	375,957
Series E, 3.70%, 08/01/25 (Call 06/01/25)	641	631,172
Series E, 5.45%, 06/01/52 (Call 12/01/51)	405	403,607
Series G, 2.50%, 06/01/31 (Call 03/01/31)	265	221,313
Series H, 3.65%, 06/01/51 (Call 12/01/50)	500	390,008
Series K, 0.98%, 08/01/24	490	461,444
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	1,057	1,009,645
4.25%, 07/01/36 (Call 01/01/36)	319	292,576
4.40%, 07/01/46 (Call 01/01/46)	1,765	1,555,779
4.48%, 08/01/24(a)(e)	50	50,158
5.11%, 08/01/27	575	575,632
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	586	556,001
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(c)	565	488,725
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	507	433,991
Series A, 3.70%, 04/30/30 (Call 01/30/30)	470	439,659
Series B, 4.00%, 01/15/51 (Call 10/15/25)(c)	885	819,457
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	637	569,682
4.15%, 12/01/25 (Call 09/01/25)	1,119	1,111,120
5.15%, 09/15/41	553	531,959
5.25%, 07/15/43(a)	391	369,610
Series F, 4.95%, 12/15/46 (Call 06/15/46)	808	746,265
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	335	242,620
6.20%, 03/15/40	450	477,175
Series J, 3.90%, 04/01/45 (Call 10/01/44)(a)	469	372,578
Series K, 2.75%, 10/01/26 (Call 07/01/26)	557	519,515
Series L, 3.85%, 02/01/48 (Call 08/01/47)	439	349,558
Series M, 4.10%, 09/15/28 (Call 06/15/28)	508	490,827
Series N, 1.65%, 03/15/26 (Call 02/15/26)	540	489,576
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)(a)	50	49,345
3.40%, 08/15/46 (Call 02/15/46)	585	457,348
3.70%, 08/15/47 (Call 02/15/47)	602	488,874
3.75%, 06/15/49 (Call 12/15/48)	427	357,112
6.00%, 10/01/36	65	69,581
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	388	353,062
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	140	107,169
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	856	826,673
SP PowerAssets Ltd.
3.00%, 09/26/27(b)	135	128,839
3.25%, 11/24/25(b)	751	731,632
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(b)	635	536,575
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(b)	1,272	1,276,817
4.85%, 05/07/44(b)	610	635,968
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/27(b)	3,365	3,295,233
4.00%, 05/04/47(a)(b)	677	616,705
4.25%, 05/02/28(a)(b)	590	592,366
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	511	438,336
3.45%, 03/15/51 (Call 09/15/50)(a)	294	235,905

Security	Par (000)	Value

Electric (continued)
3.63%, 06/15/50 (Call 12/15/49)	$390	$318,197
4.10%, 06/15/42 (Call 12/15/41)	90	79,175
4.20%, 05/15/45 (Call 11/15/44)	395	336,175
4.30%, 06/15/48 (Call 12/15/47)	347	313,046
4.35%, 05/15/44 (Call 11/15/43)	307	277,341
4.45%, 06/15/49 (Call 12/15/48)	368	338,875
5.00%, 07/15/52 (Call 01/15/52)	155	155,473
6.15%, 05/15/37	55	60,282
6.55%, 05/15/36	75	85,220
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	700	645,603
3.15%, 06/02/26(b)	600	583,621
Toledo Edison Co. (The), 6.15%, 05/15/37	247	274,940
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	184	179,861
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(b)	340	336,177
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	164	131,558
4.70%, 11/01/44 (Call 05/01/44)	340	292,867
6.00%, 06/15/40(b)	215	204,733
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)(a)	497	395,562
3.05%, 03/15/25 (Call 12/15/24)(a)	190	184,373
3.25%, 05/15/32 (Call 02/15/32)	300	267,039
3.25%, 05/01/51 (Call 11/01/50)	356	259,940
4.00%, 06/15/50 (Call 12/15/49)	422	353,467
4.85%, 12/01/48 (Call 06/01/48)	341	328,203
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	240	197,079
2.63%, 03/15/51 (Call 09/15/50)	415	286,984
2.95%, 06/15/27 (Call 03/15/27)(a)	271	256,768
2.95%, 03/15/30 (Call 12/15/29)	140	127,217
3.25%, 10/01/49 (Call 04/01/49)(a)	395	306,495
3.50%, 04/15/24 (Call 01/15/24)	198	197,019
3.50%, 03/15/29 (Call 12/15/28)	456	434,481
3.65%, 04/15/45 (Call 10/15/44)(a)	527	434,898
3.90%, 09/15/42 (Call 03/15/42)	360	313,856
3.90%, 04/01/52 (Call 10/01/51)(a)	620	545,320
4.00%, 04/01/48 (Call 10/01/47)	387	338,774
5.30%, 08/01/37	40	40,873
8.45%, 03/15/39	70	92,592
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	480	408,099
2.40%, 03/30/32 (Call 12/30/31)	400	341,774
2.45%, 12/15/50 (Call 06/15/50)	754	506,831
2.95%, 11/15/51 (Call 05/15/51)	520	385,385
3.30%, 12/01/49 (Call 06/01/49)	492	391,148
3.45%, 02/15/24 (Call 11/15/23)	134	133,204
4.00%, 01/15/43 (Call 07/15/42)	485	431,050
4.45%, 02/15/44 (Call 08/15/43)	680	629,218
4.60%, 12/01/48 (Call 06/01/48)	435	413,200
6.35%, 11/30/37	362	407,697
8.88%, 11/15/38	588	824,498
Series A, 2.88%, 07/15/29 (Call 04/15/29)	405	369,951
Series A, 3.10%, 05/15/25 (Call 02/15/25)	294	287,162
Series A, 3.15%, 01/15/26 (Call 10/15/25)	812	788,171
Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	865	842,177
Series A, 3.80%, 04/01/28 (Call 01/01/28)	718	701,714
Series A, 6.00%, 05/15/37	665	728,935
Series B, 2.95%, 11/15/26 (Call 08/15/26)	470	448,619

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series B, 3.75%, 05/15/27 (Call 04/15/27)	$115	$112,986
Series B, 3.80%, 09/15/47 (Call 03/15/47)(a)	647	549,351
Series B, 4.20%, 05/15/45 (Call 11/15/44)	390	347,359
Series B, 6.00%, 01/15/36	639	698,773
Series C, 4.00%, 11/15/46 (Call 05/15/46)	633	555,302
Series C, 4.63%, 05/15/52 (Call 11/15/51)	660	642,846
Series D, 4.65%, 08/15/43 (Call 02/15/43)	520	494,478
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	1,481	1,427,914
3.70%, 01/30/27 (Call 11/30/26)(b)	1,082	982,054
4.30%, 07/15/29 (Call 04/15/29)(b)	974	875,300
5.13%, 05/13/25(b)	125	124,331
WEC Energy Group Inc.
0.55%, 09/15/23(a)	387	373,622
0.80%, 03/15/24 (Call 02/15/24)	160	152,352
1.38%, 10/15/27 (Call 08/15/27)	638	551,063
1.80%, 10/15/30 (Call 07/15/30)	635	513,408
2.20%, 12/15/28 (Call 10/15/28)	360	311,852
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	500	435,885
2.05%, 12/15/24 (Call 11/15/24)	702	674,498
3.10%, 06/01/25 (Call 03/01/25)	25	24,443
3.65%, 12/15/42 (Call 06/15/42)	150	119,436
4.25%, 06/01/44 (Call 12/01/43)	400	344,312
4.30%, 12/15/45 (Call 06/15/45)	120	103,187
4.30%, 10/15/48 (Call 04/15/48)	375	340,465
5.63%, 05/15/33(a)	207	222,221
5.70%, 12/01/36	105	111,796
Wisconsin Power & Light Co., 3.95%, 09/01/32	500	477,723
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	335	273,613
3.00%, 07/01/29 (Call 04/01/29)	362	331,000
3.05%, 10/15/27 (Call 07/15/27)	330	312,381
3.65%, 04/01/50 (Call 10/01/49)	295	242,522
4.10%, 10/15/44 (Call 04/15/44)(a)	375	314,770
6.38%, 08/15/37	505	562,778
7.60%, 10/01/38	75	91,291
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	260	189,282
3.30%, 09/01/49 (Call 03/01/49)	430	334,876
3.67%, 12/01/42	462	386,497
4.75%, 11/01/44 (Call 05/01/44)	274	260,384
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	485	467,283
1.75%, 03/15/27 (Call 02/15/27)	490	439,981
2.35%, 11/15/31 (Call 05/15/31)	380	313,582
2.60%, 12/01/29 (Call 06/01/29)	487	426,376
3.30%, 06/01/25 (Call 12/01/24)	433	422,831
3.35%, 12/01/26 (Call 06/01/26)	722	693,519
3.40%, 06/01/30 (Call 12/01/29)	370	339,194
3.50%, 12/01/49 (Call 06/01/49)(a)	310	241,197
4.00%, 06/15/28 (Call 12/15/27)(a)	334	326,956
4.60%, 06/01/32 (Call 12/01/31)	760	754,332
4.80%, 09/15/41 (Call 03/15/41)	358	331,929
6.50%, 07/01/36	615	692,551

		548,137,709

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	634	502,427

Security	Par (000)	Value

Electrical Components & Equipment (continued)
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	$946	$843,727
1.80%, 10/15/27 (Call 08/15/27)	1,004	900,978
1.95%, 10/15/30 (Call 07/15/30)	815	693,895
2.00%, 12/21/28 (Call 10/21/28)(a)	115	102,647
2.20%, 12/21/31 (Call 09/21/31)	245	208,113
2.75%, 10/15/50 (Call 04/15/50)	1,031	746,611
2.80%, 12/21/51 (Call 06/21/51)	915	664,985
3.15%, 06/01/25 (Call 03/01/25)(a)	285	281,111
6.00%, 08/15/32(a)	635	707,955
6.13%, 04/15/39	110	123,987
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(b)	730	704,836

		6,481,272

Electronics — 0.6%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	568	467,142
2.30%, 03/12/31 (Call 12/12/30)	612	503,510
2.75%, 09/15/29 (Call 06/15/29)	759	665,544
3.05%, 09/22/26 (Call 06/22/26)	567	539,901
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	728	641,515
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)(a)	511	497,610
3.55%, 10/01/27 (Call 07/01/27)	435	402,420
5.41%, 07/01/32 (Call 04/01/32)	304	300,093
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	581	551,270
2.20%, 09/15/31 (Call 06/15/31)	490	404,542
2.80%, 02/15/30 (Call 11/15/29)	1,197	1,045,460
3.20%, 04/01/24 (Call 02/01/24)	349	345,501
4.35%, 06/01/29 (Call 03/01/29)	575	570,198
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	706	573,308
3.25%, 09/08/24 (Call 07/08/24)	626	611,900
3.88%, 01/12/28 (Call 10/12/27)	275	259,369
4.00%, 04/01/25 (Call 01/01/25)(a)	590	577,441
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	635	505,638
4.63%, 04/15/26 (Call 01/15/26)	743	735,216
5.50%, 06/01/32 (Call 03/01/32)	310	297,439
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	724	689,875
4.75%, 06/15/25 (Call 03/15/25)	858	853,926
4.88%, 06/15/29 (Call 03/15/29)	837	795,180
4.88%, 05/12/30 (Call 02/12/30)	914	863,337
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	1,252	1,200,516
4.30%, 06/15/46 (Call 12/15/45)	491	432,667
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	975	871,596
1.35%, 06/01/25 (Call 05/01/25)	1,298	1,217,897
1.75%, 09/01/31 (Call 06/01/31)	1,590	1,315,819
1.95%, 06/01/30 (Call 03/01/30)	915	787,733
2.30%, 08/15/24 (Call 07/15/24)(a)	873	850,611
2.50%, 11/01/26 (Call 08/01/26)	1,421	1,347,805
2.70%, 08/15/29 (Call 05/15/29)(a)	740	679,150
2.80%, 06/01/50 (Call 12/01/49)(a)	399	310,792
3.35%, 12/01/23	25	24,959
3.81%, 11/21/47 (Call 05/21/47)	670	615,636
5.38%, 03/01/41	462	500,991

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
5.70%, 03/15/36	$180	$201,010
5.70%, 03/15/37	330	367,929
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	162	135,287
3.15%, 08/15/27 (Call 05/15/27)(a)	265	248,147
3.35%, 03/01/26 (Call 12/01/25)	145	140,433
3.50%, 02/15/28 (Call 11/15/27)	503	479,994
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	720	642,427
3.00%, 01/15/31 (Call 10/15/30)	690	575,391
3.60%, 01/15/30 (Call 10/15/29)	690	606,513
3.95%, 01/12/28 (Call 10/12/27)	640	602,984
4.25%, 05/15/27 (Call 04/15/27)	555	537,457
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)(a)	835	727,180
4.55%, 10/30/24 (Call 07/30/24)	947	952,427
4.60%, 04/06/27 (Call 01/06/27)	842	844,350
Legrand France SA, 8.50%, 02/15/25	1,091	1,200,630
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 09/12/22)	400	371,533
1.75%, 08/09/26 (Call 07/09/26)	795	696,109
2.38%, 08/09/28 (Call 06/09/28)	830	697,100
2.65%, 08/09/31 (Call 05/09/31)	841	663,462
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)(a)	398	400,876
4.90%, 06/15/28 (Call 03/15/28)(a)	811	805,540
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	505	436,911
3.13%, 08/15/27 (Call 05/15/27)	707	671,792
3.45%, 08/01/24 (Call 05/01/24)	525	521,397
3.70%, 02/15/26 (Call 11/15/25)	495	487,584
7.13%, 10/01/37	400	490,792
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	820	717,156
2.40%, 04/01/28 (Call 02/01/28)	541	437,217
2.95%, 04/01/31 (Call 01/01/31)	722	555,384

		40,068,519

Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	50	42,052

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(a)(b)	665	540,725
5.13%, 08/11/61 (Call 08/11/60)(b)	1,292	1,042,110
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(b)	445	309,204
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	595	546,061
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(b)	559	501,004
4.25%, 10/31/26 (Call 07/31/26)(a)(b)	995	937,051
5.50%, 10/31/46 (Call 04/30/46)(b)	787	588,283
5.50%, 07/31/47 (Call 01/31/47)(b)	1,811	1,362,778
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	206	197,233
3.63%, 04/28/26 (Call 01/28/26)(b)	1,419	1,352,748
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(b)	1,105	1,052,487

		8,429,684

Entertainment — 0.3%
Magallanes Inc.
3.43%, 03/15/24(a)(b)	1,350	1,319,692

Security	Par (000)	Value

Entertainment (continued)
3.53%, 03/15/24 (Call 03/15/23)(b)	$400	$390,680
3.64%, 03/15/25(a)(b)	2,645	2,553,790
3.76%, 03/15/27 (Call 02/15/27)(b)	4,000	3,736,325
3.79%, 03/15/25 (Call 03/15/23)(b)	350	337,393
4.05%, 03/15/29 (Call 01/15/29)(a)(b)	1,490	1,356,784
4.28%, 03/15/32 (Call 12/15/31)(b)	3,535	3,080,165
5.05%, 03/15/42 (Call 09/15/41)(b)	4,118	3,366,512
5.14%, 03/15/52 (Call 09/15/51)(b)	6,335	5,070,514
5.39%, 03/15/62 (Call 09/15/61)(b)	2,735	2,195,393

		23,407,248

Environmental Control — 0.2%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(a)	631	569,730
1.45%, 02/15/31 (Call 11/15/30)(a)	640	504,283
1.75%, 02/15/32 (Call 11/15/31)(a)	324	257,808
2.30%, 03/01/30 (Call 12/01/29)(a)	616	530,024
2.38%, 03/15/33 (Call 12/15/32)(a)	760	620,929
2.50%, 08/15/24 (Call 07/15/24)	1,125	1,092,142
2.90%, 07/01/26 (Call 04/01/26)(a)	539	512,708
3.05%, 03/01/50 (Call 09/01/49)	723	540,709
3.20%, 03/15/25 (Call 12/15/24)	610	595,732
3.38%, 11/15/27 (Call 08/15/27)	808	770,603
3.95%, 05/15/28 (Call 02/15/28)(a)	693	677,483
6.20%, 03/01/40	367	404,585
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	575	472,494
2.60%, 02/01/30 (Call 11/01/29)	569	498,784
2.95%, 01/15/52 (Call 07/15/51)	680	487,352
3.05%, 04/01/50 (Call 10/01/49)	500	368,642
3.20%, 06/01/32 (Call 03/01/32)	690	613,328
3.50%, 05/01/29 (Call 02/01/29)(a)	478	451,291
4.20%, 01/15/33	200	192,364
4.25%, 12/01/28 (Call 09/01/28)	681	668,490
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	665	602,914
1.15%, 03/15/28 (Call 01/15/28)	570	483,196
1.50%, 03/15/31 (Call 12/15/30)	532	421,010
2.00%, 06/01/29 (Call 04/01/29)(a)	630	543,359
2.50%, 11/15/50 (Call 05/15/50)(a)	405	272,450
2.95%, 06/01/41 (Call 12/01/40)	570	442,590
3.13%, 03/01/25 (Call 12/01/24)	200	197,432
3.15%, 11/15/27 (Call 08/15/27)(a)	783	747,330
3.90%, 03/01/35 (Call 09/01/34)	493	449,054
4.10%, 03/01/45 (Call 09/01/44)	175	155,386
4.15%, 04/15/32 (Call 01/15/32)(a)	120	117,170
4.15%, 07/15/49 (Call 01/15/49)(a)	731	667,767
7.00%, 07/15/28(a)	100	112,255

		16,041,394

Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,090	1,189,948
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(a)(b)	817	678,314
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	725	612,403
3.13%, 04/24/50 (Call 10/24/49)	483	341,713
3.30%, 03/19/25 (Call 12/19/24)(a)	575	561,682
3.95%, 03/15/25 (Call 01/15/25)	728	721,476
4.15%, 03/15/28 (Call 12/15/27)(a)	940	923,041
4.80%, 03/15/48 (Call 09/15/47)	675	628,026

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(b)	$825	$795,885
5.15%, 02/12/25 (Call 11/12/24)(b)	200	201,016
6.63%, 02/12/45 (Call 08/12/44)(a)(b)	330	335,586
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	615	537,933
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(b)	1,270	1,097,637
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	580	485,011
4.30%, 05/01/24 (Call 04/01/24)	939	938,587
4.60%, 11/01/25 (Call 09/01/25)	1,260	1,258,662
4.85%, 11/01/28 (Call 08/01/28)	868	858,896
5.30%, 11/01/38 (Call 05/01/38)	1,119	1,063,544
5.40%, 11/01/48 (Call 05/01/48)(a)	915	872,953
7.00%, 10/01/28	798	862,108
7.13%, 10/01/26	50	54,131
8.25%, 09/15/30	607	711,381
Danone SA
2.59%, 11/02/23 (Call 09/02/23)(b)	962	946,275
2.95%, 11/02/26 (Call 08/02/26)(b)	1,980	1,890,849
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)(a)	728	605,823
3.50%, 10/01/26 (Call 07/01/26)	195	185,522
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	430	355,888
2.88%, 04/15/30 (Call 01/15/30)(a)	973	869,240
3.00%, 02/01/51 (Call 08/01/50)	1,039	758,243
3.20%, 02/10/27 (Call 11/10/26)(a)	795	765,796
3.65%, 02/15/24 (Call 11/15/23)	422	420,752
4.00%, 04/17/25 (Call 02/17/25)	1,049	1,045,607
4.15%, 02/15/43 (Call 08/15/42)	50	43,834
4.20%, 04/17/28 (Call 01/17/28)	980	974,656
4.55%, 04/17/38 (Call 10/17/37)	340	320,436
4.70%, 04/17/48 (Call 10/17/47)	240	228,217
5.40%, 06/15/40(a)	475	490,356
Grupo Bimbo SAB de CV
3.88%, 06/27/24(a)(b)	200	197,717
4.00%, 09/06/49(a)(b)	1,015	845,881
4.70%, 11/10/47 (Call 05/10/47)(b)	423	396,338
4.88%, 06/27/44(b)	105	97,744
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	359	333,481
1.70%, 06/01/30 (Call 03/01/30)(a)	480	400,819
2.05%, 11/15/24 (Call 10/15/24)	264	254,882
2.30%, 08/15/26 (Call 05/15/26)	857	809,041
2.45%, 11/15/29 (Call 08/15/29)	385	346,240
2.65%, 06/01/50 (Call 12/01/49)	362	262,479
3.13%, 11/15/49 (Call 05/15/49)	494	388,250
3.20%, 08/21/25 (Call 05/21/25)(a)	265	260,610
3.38%, 08/15/46 (Call 02/15/46)	410	342,610
Hormel Foods Corp.
0.65%, 06/03/24 (Call 10/03/22)	1,087	1,033,149
1.70%, 06/03/28 (Call 04/03/28)	710	633,231
1.80%, 06/11/30 (Call 03/11/30)(a)	266	225,036
3.05%, 06/03/51 (Call 12/03/50)	670	518,386
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	620	540,175
3.20%, 10/01/26 (Call 07/01/26)(a)	773	741,561
3.90%, 06/01/50 (Call 12/01/49)(a)	554	436,777

Security	Par (000)	Value

Food (continued)
6.63%, 04/15/37	$384	$420,749
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27	1,455	1,305,732
3.00%, 02/02/29 (Call 12/02/28)(a)(b)	755	656,174
3.00%, 05/15/32 (Call 02/15/32)(b)	452	373,479
3.63%, 01/15/32(a)	425	367,629
3.75%, 12/01/31 (Call 12/01/26)(a)(b)	865	757,628
4.38%, 02/02/52 (Call 08/02/51)(a)(b)	960	758,668
5.13%, 02/01/28 (Call 01/01/28)(a)(b)	750	749,062
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	405	405,000
5.75%, 04/01/33 (Call 01/01/33)(b)	1,165	1,160,538
6.50%, 04/15/29 (Call 04/15/24)(b)	202	209,011
6.50%, 12/01/52 (Call 06/01/52)(a)(b)	840	883,646
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	285	229,328
2.38%, 03/15/30 (Call 12/15/29)(a)	594	504,956
2.75%, 09/15/41 (Call 03/15/41)	349	244,442
3.38%, 12/15/27 (Call 09/15/27)	677	645,467
3.50%, 03/15/25	1,165	1,149,507
3.55%, 03/15/50 (Call 09/15/49)	580	430,959
4.25%, 03/15/35	837	775,171
4.38%, 03/15/45(a)	323	278,141
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	272	226,388
2.65%, 12/01/23	407	402,153
3.25%, 04/01/26	890	863,586
3.40%, 11/15/27 (Call 08/15/27)	654	622,710
4.30%, 05/15/28 (Call 02/15/28)	380	375,707
4.50%, 04/01/46	678	624,297
Series B, 7.45%, 04/01/31	1,145	1,322,751
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	375	391,766
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(a)	1,815	1,718,222
3.75%, 04/01/30 (Call 01/01/30)(a)	715	662,516
3.88%, 05/15/27 (Call 02/15/27)	1,215	1,174,169
4.25%, 03/01/31 (Call 12/01/30)	375	356,313
4.38%, 06/01/46 (Call 12/01/45)	2,710	2,302,089
4.63%, 01/30/29 (Call 10/30/28)(a)	325	320,010
4.63%, 10/01/39 (Call 04/01/39)	420	374,254
4.88%, 10/01/49 (Call 04/01/49)	1,275	1,156,721
5.00%, 07/15/35 (Call 01/15/35)(a)	970	939,205
5.00%, 06/04/42	1,070	997,044
5.20%, 07/15/45 (Call 01/15/45)(a)	1,925	1,807,937
5.50%, 06/01/50 (Call 12/01/49)	485	482,860
6.50%, 02/09/40	675	722,717
6.75%, 03/15/32	445	492,999
6.88%, 01/26/39	890	976,264
7.13%, 08/01/39(a)(b)	760	846,070
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	405	322,654
2.20%, 05/01/30 (Call 02/01/30)(a)	850	714,263
2.65%, 10/15/26 (Call 07/15/26)	737	695,764
3.50%, 02/01/26 (Call 11/01/25)	710	695,240
3.70%, 08/01/27 (Call 05/01/27)(a)	517	503,907
3.88%, 10/15/46 (Call 04/15/46)	385	320,834
3.95%, 01/15/50 (Call 07/15/49)(a)	627	531,891
4.00%, 02/01/24 (Call 11/01/23)	421	422,058
4.45%, 02/01/47 (Call 08/01/46)	595	540,019
4.50%, 01/15/29 (Call 10/15/28)	299	296,787

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.65%, 01/15/48 (Call 07/15/47)	$460	$427,246
5.00%, 04/15/42 (Call 10/15/41)	320	306,820
5.15%, 08/01/43 (Call 02/01/43)	391	381,864
5.40%, 07/15/40 (Call 01/15/40)(a)	413	414,062
5.40%, 01/15/49 (Call 07/15/48)(a)	646	667,021
6.90%, 04/15/38	602	694,225
7.50%, 04/01/31(a)	75	88,336
8.00%, 09/15/29	309	364,260
Series B, 7.70%, 06/01/29	490	564,246
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	452	400,461
1.63%, 07/16/32 (Call 04/16/32)(a)(b)	967	758,495
2.38%, 07/16/40 (Call 01/16/40)(b)	566	409,268
2.45%, 07/16/50 (Call 01/16/50)(b)	405	275,321
2.70%, 04/01/25 (Call 03/01/25)(a)(b)	474	459,936
3.20%, 04/01/30 (Call 01/01/30)(a)(b)	793	737,326
3.60%, 04/01/34 (Call 01/01/34)(b)	696	635,369
3.88%, 04/01/39 (Call 10/01/38)(b)	880	781,906
3.95%, 04/01/44 (Call 10/01/43)(b)	350	307,355
3.95%, 04/01/49 (Call 10/01/48)(b)	782	693,288
4.13%, 04/01/54 (Call 10/01/53)(b)	473	424,711
4.20%, 04/01/59 (Call 10/01/58)(a)(b)	699	627,928
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)(a)	637	567,849
1.85%, 02/15/31 (Call 11/15/30)(a)	575	459,443
2.50%, 04/15/30 (Call 01/15/30)	561	483,153
3.15%, 08/15/24 (Call 06/15/24)	968	952,807
3.25%, 11/15/25 (Call 08/15/25)	387	373,510
3.40%, 08/15/27 (Call 05/15/27)(a)	937	903,584
3.50%, 09/01/23 (Call 06/01/23)(a)	200	199,149
4.20%, 08/15/47 (Call 02/15/47)(a)	530	461,816
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(a)(b)	732	682,020
1.25%, 09/24/26 (Call 08/24/26)(b)	905	801,629
2.25%, 09/19/24 (Call 08/19/24)(a)(b)	596	572,994
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	798	746,760
1.50%, 02/04/31 (Call 11/04/30)	250	197,036
1.88%, 10/15/32 (Call 07/15/32)	902	707,355
2.63%, 03/17/27 (Call 02/17/27)	445	414,859
2.63%, 09/04/50 (Call 03/04/50)	1,282	860,879
2.75%, 04/13/30 (Call 01/13/30)	577	509,618
3.00%, 03/17/32 (Call 12/17/31)(a)	100	87,625
4.13%, 05/07/28 (Call 02/07/28)(a)	30	29,812
6.50%, 11/01/31	35	39,009
Nestle Holdings Inc.
0.38%, 01/15/24(b)	1,170	1,116,291
0.61%, 09/14/24 (Call 09/14/23)(b)	200	187,992
0.63%, 01/15/26 (Call 12/15/25)(b)	540	484,566
1.00%, 09/15/27 (Call 07/15/27)(b)	1,285	1,114,604
1.15%, 01/14/27 (Call 12/14/26)(b)	985	876,961
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	1,065	864,901
1.50%, 09/14/28 (Call 07/14/28)(b)	240	208,178
1.88%, 09/14/31 (Call 06/14/31)(b)	1,095	918,740
2.50%, 09/14/41 (Call 03/14/41)(a)(b)	637	485,366
2.63%, 09/14/51 (Call 03/14/51)(a)(b)	575	419,494
3.35%, 09/24/23 (Call 08/24/23)(a)(b)	980	977,494
3.50%, 09/24/25 (Call 07/24/25)(b)	650	643,875
3.63%, 09/24/28 (Call 06/24/28)(b)	1,614	1,580,121
3.90%, 09/24/38 (Call 03/24/38)(b)	1,134	1,048,022

Security	Par (000)	Value

Food (continued)
4.00%, 09/24/48 (Call 03/24/48)(b)	$1,619	$1,513,366
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	1,186	1,135,310
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(b)	65	62,868
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	602	465,126
3.00%, 10/15/30 (Call 07/15/30)(b)	660	537,831
4.25%, 02/01/27 (Call 11/01/26)(b)	775	738,982
5.20%, 04/01/29 (Call 01/01/29)(b)	633	614,607
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	650	557,455
2.45%, 12/14/31 (Call 09/14/31)	445	372,459
3.15%, 12/14/51 (Call 06/14/51)	365	261,416
3.25%, 07/15/27 (Call 04/15/27)	736	696,885
3.30%, 07/15/26 (Call 04/15/26)	923	893,224
3.30%, 02/15/50 (Call 08/15/49)	605	445,522
3.75%, 10/01/25 (Call 07/01/25)	1,020	1,008,647
4.45%, 03/15/48 (Call 09/15/47)(a)	285	252,092
4.50%, 04/01/46 (Call 10/01/45)	977	870,060
4.85%, 10/01/45 (Call 04/01/45)	430	400,722
5.38%, 09/21/35	375	387,816
5.95%, 04/01/30 (Call 01/01/30)	992	1,067,014
6.60%, 04/01/40 (Call 10/01/39)	470	539,657
6.60%, 04/01/50 (Call 10/01/49)	951	1,102,481
Tesco PLC, 6.15%, 11/15/37(b)	340	351,431
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	1,072	1,028,935
3.90%, 09/28/23 (Call 08/28/23)(a)	382	381,877
3.95%, 08/15/24 (Call 05/15/24)	1,239	1,235,007
4.00%, 03/01/26 (Call 01/01/26)(a)	1,112	1,099,384
4.35%, 03/01/29 (Call 12/01/28)	961	948,175
4.55%, 06/02/47 (Call 12/02/46)	896	820,473
4.88%, 08/15/34 (Call 02/15/34)	966	964,998
5.10%, 09/28/48 (Call 03/28/48)	1,050	1,038,274
5.15%, 08/15/44 (Call 02/15/44)(a)	669	653,357

		126,045,693

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)(a)	675	622,337
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	360	328,860
4.25%, 04/30/29 (Call 01/30/29)(b)	382	352,271
4.50%, 08/01/24 (Call 05/01/24)	440	440,484
5.15%, 01/29/50 (Call 07/29/49)(b)	320	270,400
5.50%, 11/02/47 (Call 05/02/47)	586	502,495
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	455	389,025
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	275	271,961
5.50%, 01/17/27	692	698,257
Georgia-Pacific LLC
0.63%, 05/15/24(b)	748	703,962
0.95%, 05/15/26 (Call 04/15/26)(b)	1,331	1,181,651
1.75%, 09/30/25 (Call 08/30/25)(b)	460	425,708
2.10%, 04/30/27 (Call 02/28/27)(b)	584	530,243
2.30%, 04/30/30 (Call 01/30/30)(b)	974	841,372
3.60%, 03/01/25 (Call 12/01/24)(b)	748	736,443
7.25%, 06/01/28	528	597,059
7.75%, 11/15/29	960	1,148,415
8.00%, 01/15/24	771	813,756
8.88%, 05/15/31	192	246,519

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	$435	$388,748
4.40%, 08/15/47 (Call 02/15/47)(a)	432	376,740
4.80%, 06/15/44 (Call 12/15/43)	445	403,224
5.00%, 09/15/35 (Call 03/15/35)(a)	130	129,162
5.15%, 05/15/46 (Call 11/15/45)(a)	50	47,887
6.00%, 11/15/41 (Call 05/15/41)	1,116	1,139,077
7.30%, 11/15/39	884	1,033,116
8.70%, 06/15/38	505	633,223
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)(b)	667	557,062
3.85%, 01/13/30 (Call 10/13/29)(b)	525	472,573
4.38%, 04/04/27(b)	245	237,371
4.75%, 09/15/24 (Call 06/15/24)(b)	175	174,454
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	397	433,581
Stora Enso OYJ, 7.25%, 04/15/36(b)	350	396,292
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)(a)	290	245,050
3.13%, 01/15/32 (Call 10/15/31)(a)	845	669,350
3.75%, 01/15/31 (Call 10/15/30)	1,125	950,526
5.00%, 01/15/30 (Call 10/15/29)(a)	1,109	1,039,743
6.00%, 01/15/29 (Call 10/15/28)	1,422	1,424,844
7.00%, 03/16/47 (Call 09/16/46)(b)	1,082	1,086,436
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	465	461,779

		23,401,456

Gas — 0.7%
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	881	864,277
4.25%, 07/15/27 (Call 04/15/27)(a)(b)	1,061	1,024,515
5.00%, 03/23/35 (Call 12/23/34)(b)	390	377,153
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	522	414,931
2.63%, 09/15/29 (Call 06/15/29)	480	428,689
2.85%, 02/15/52 (Call 08/15/51)(a)	490	349,683
3.00%, 06/15/27 (Call 03/15/27)(a)	650	620,689
3.38%, 09/15/49 (Call 03/15/49)	382	301,205
4.13%, 10/15/44 (Call 04/15/44)	629	552,999
4.13%, 03/15/49 (Call 09/15/48)	758	680,856
4.15%, 01/15/43 (Call 07/15/42)	492	436,770
4.30%, 10/01/48 (Call 04/01/48)	412	380,537
5.50%, 06/15/41 (Call 12/15/40)	269	281,744
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	702	616,626
3.15%, 08/01/27 (Call 05/01/27)(b)	779	719,035
3.76%, 03/16/32 (Call 12/16/31)(b)	450	410,491
4.49%, 02/15/42(b)	645	566,426
Brooklyn Union Gas Co.
4.63%, 08/05/27	200	196,002
4.87%, 08/05/32(a)	200	194,812
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	730	693,825
3.87%, 03/04/29 (Call 12/04/28)(b)	405	375,675
4.27%, 03/15/48 (Call 09/15/47)(b)	456	364,440
4.49%, 03/04/49 (Call 09/04/48)(a)(b)	472	390,227
4.50%, 03/10/46 (Call 09/10/45)(b)	400	332,228
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	573	467,027
4.00%, 04/01/28 (Call 01/01/28)	409	395,783
4.10%, 09/01/47 (Call 03/01/47)(a)	245	217,899

Security	Par (000)	Value

Gas (continued)
4.40%, 07/01/32 (Call 04/01/32)(a)	$420	$418,454
5.85%, 01/15/41 (Call 07/15/40)	237	251,600
6.63%, 11/01/37	226	250,510
Centrica PLC
4.00%, 10/16/23 (Call 07/16/23)(b)	50	49,768
5.38%, 10/16/43 (Call 04/16/43)(b)	195	195,056
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	653	596,672
2.00%, 06/15/30 (Call 03/15/30)(b)	627	514,499
3.00%, 06/15/50 (Call 12/15/49)(b)	677	481,048
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	352	350,268
3.60%, 12/15/24 (Call 09/15/24)	517	512,807
Series A, 2.50%, 11/15/24 (Call 10/15/24)	738	710,370
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(a)(b)	765	650,982
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(a)(b)	535	493,067
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	1,330	1,231,543
3.59%, 01/18/52 (Call 07/18/51)(b)	380	273,322
5.82%, 04/01/41(b)	490	492,731
Korea Gas Corp.
2.88%, 07/16/29(a)(b)	865	803,639
6.25%, 01/20/42(a)(b)	60	74,022
Nakilat Inc., 6.07%, 12/31/33(b)	152	161,119
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	720	588,385
3.95%, 09/15/27 (Call 06/15/27)	410	380,265
4.75%, 09/01/28 (Call 06/01/28)	450	432,896
5.20%, 07/15/25 (Call 04/15/25)(a)	370	371,672
5.50%, 01/15/26 (Call 12/15/25)	762	769,741
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	1,021	928,709
1.70%, 02/15/31 (Call 11/15/30)	757	592,216
2.95%, 09/01/29 (Call 06/01/29)	663	589,991
3.49%, 05/15/27 (Call 02/15/27)	710	679,210
3.60%, 05/01/30 (Call 02/01/30)	928	852,267
3.95%, 03/30/48 (Call 09/30/47)	524	432,246
4.38%, 05/15/47 (Call 11/15/46)	545	479,962
4.80%, 02/15/44 (Call 08/15/43)	371	341,612
5.00%, 06/15/52 (Call 12/15/51)	750	726,615
5.25%, 02/15/43 (Call 08/15/42)	441	430,307
5.65%, 02/01/45 (Call 08/01/44)	575	582,571
5.80%, 02/01/42 (Call 08/01/41)	420	418,984
5.95%, 06/15/41 (Call 12/15/40)	494	509,598
ONE Gas Inc.
1.10%, 03/11/24 (Call 09/16/22)	785	755,218
2.00%, 05/15/30 (Call 02/15/30)	358	295,340
3.61%, 02/01/24 (Call 11/01/23)	102	101,081
4.50%, 11/01/48 (Call 05/01/48)	451	394,585
4.66%, 02/01/44 (Call 08/01/43)	567	521,846
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	1,107	1,112,564
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	415	349,692
3.35%, 06/01/50 (Call 12/01/49)	512	379,403
3.50%, 06/01/29 (Call 03/01/29)(a)	864	804,253
3.64%, 11/01/46 (Call 05/01/46)	290	225,092
4.10%, 09/18/34 (Call 03/18/34)	275	248,880
4.65%, 08/01/43 (Call 02/01/43)	374	338,368

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
5.05%, 05/15/52 (Call 11/15/51)	$200	$196,271
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)(b)	285	242,962
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(a)(b)	617	523,026
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	640	609,518
3.15%, 09/15/24 (Call 06/15/24)(a)	85	84,152
3.20%, 06/15/25 (Call 03/15/25)(a)	844	821,130
3.75%, 09/15/42 (Call 03/15/42)	664	554,857
4.45%, 03/15/44 (Call 09/15/43)(a)	267	236,963
5.13%, 11/15/40	51	50,572
Series KK, 5.75%, 11/15/35	125	134,494
Series TT, 2.60%, 06/15/26 (Call 03/15/26)(a)	637	601,229
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	649	559,972
Series VV, 4.30%, 01/15/49 (Call 07/15/48)(a)	355	316,808
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	655	556,959
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	725	646,608
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	586	576,354
3.25%, 06/15/26 (Call 03/15/26)	466	445,173
3.88%, 11/15/25 (Call 08/15/25)	790	778,126
3.95%, 10/01/46 (Call 04/01/46)	452	360,494
4.40%, 06/01/43 (Call 12/01/42)	370	320,540
4.40%, 05/30/47 (Call 11/30/46)	655	565,880
5.88%, 03/15/41 (Call 09/15/40)(a)	535	557,029
6.00%, 10/01/34	160	171,028
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	466	370,096
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	645	449,110
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	624	494,972
3.18%, 08/15/51 (Call 02/15/51)	425	288,064
3.70%, 04/01/28 (Call 01/01/28)(a)	198	184,035
3.80%, 09/29/46 (Call 03/29/46)	100	75,445
4.05%, 03/15/32 (Call 12/15/31)(a)	520	469,622
4.15%, 06/01/49 (Call 12/01/48)	341	272,353
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)(a)	140	125,576
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	450	335,176
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	530	430,199
Series K, 3.80%, 09/15/46 (Call 03/15/46)	371	309,767

		50,514,150

Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	354	282,206
4.63%, 06/15/28 (Call 03/15/28)	200	192,373
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(a)	556	442,615
3.25%, 03/01/27 (Call 12/01/26)(a)	230	224,475
4.10%, 03/01/48 (Call 09/01/47)	278	253,201
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)	80	76,911
2.30%, 03/15/30 (Call 12/15/29)	881	750,823
2.75%, 11/15/50 (Call 05/15/50)(a)	610	413,989
3.00%, 05/15/32 (Call 02/15/32)(a)	615	539,131
3.40%, 03/01/26 (Call 01/01/26)	880	862,158
4.00%, 03/15/60 (Call 03/15/25)(a)(c)	736	672,211
4.25%, 11/15/28 (Call 08/15/28)(a)	689	685,643
4.85%, 11/15/48 (Call 05/15/48)(a)	245	242,082
5.20%, 09/01/40	532	530,930

		6,168,748

Security	Par (000)	Value

Health Care - Products — 0.9%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	$657	$572,833
1.40%, 06/30/30 (Call 03/30/30)	866	716,099
2.95%, 03/15/25 (Call 12/15/24)(a)	712	700,225
3.40%, 11/30/23 (Call 09/30/23)	645	643,259
3.75%, 11/30/26 (Call 08/30/26)	975	978,005
3.88%, 09/15/25 (Call 06/15/25)	1,017	1,022,593
4.75%, 11/30/36 (Call 05/30/36)	961	1,012,158
4.75%, 04/15/43 (Call 10/15/42)(a)	253	255,375
4.90%, 11/30/46 (Call 05/30/46)	2,278	2,392,040
5.30%, 05/27/40	1,076	1,153,490
6.00%, 04/01/39	1,011	1,162,735
6.15%, 11/30/37(a)	410	486,702
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(a)(b)	790	672,214
2.75%, 09/23/26 (Call 07/23/26)(b)	870	803,472
3.00%, 09/23/29 (Call 06/23/29)(b)	1,078	956,279
3.80%, 09/23/49 (Call 03/23/49)(a)(b)	720	564,172
Baxter International Inc.
1.32%, 11/29/24(a)	1,058	998,258
1.73%, 04/01/31 (Call 01/01/31)	1,176	925,597
1.92%, 02/01/27 (Call 01/01/27)(a)	1,746	1,571,482
2.27%, 12/01/28 (Call 10/01/28)	1,260	1,093,897
2.54%, 02/01/32 (Call 11/01/31)(a)	220	181,785
2.60%, 08/15/26 (Call 05/15/26)(a)	699	654,031
3.13%, 12/01/51 (Call 06/01/51)	605	424,799
3.50%, 08/15/46 (Call 02/15/46)	907	697,138
3.95%, 04/01/30 (Call 01/01/30)	636	599,149
4.50%, 06/15/43 (Call 12/15/42)(a)	265	236,552
6.25%, 12/01/37	100	109,114
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	537	506,009
2.65%, 06/01/30 (Call 03/01/30)	1,322	1,153,764
3.45%, 03/01/24 (Call 02/01/24)	355	352,290
4.55%, 03/01/39 (Call 09/01/38)	460	430,124
4.70%, 03/01/49 (Call 09/01/48)(a)	315	301,549
6.75%, 11/15/35	385	437,343
7.38%, 01/15/40	695	837,366
Covidien International Finance SA, 6.55%, 10/15/37	43	51,519
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	590	407,119
2.80%, 12/10/51 (Call 06/10/51)	950	674,210
3.35%, 09/15/25 (Call 06/15/25)(a)	772	758,656
4.38%, 09/15/45 (Call 03/15/45)	647	594,924
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	974	802,056
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	831	799,321
2.60%, 11/15/29 (Call 08/15/29)	920	828,260
3.25%, 11/15/39 (Call 05/15/39)	864	713,454
3.40%, 11/15/49 (Call 05/15/49)(a)	764	617,649
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	482	480,018
Koninklijke Philips NV
5.00%, 03/15/42(a)	531	499,176
6.88%, 03/11/38	1,140	1,297,721
Medtronic Inc.
4.38%, 03/15/35	1,925	1,910,569
4.63%, 03/15/45	2,024	2,032,756
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	215	194,351

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
PerkinElmer Inc.
0.85%, 09/15/24 (Call 10/03/22)(a)	$682	$635,447
1.90%, 09/15/28 (Call 07/15/28)(a)	605	510,416
2.25%, 09/15/31 (Call 06/15/31)(a)	215	170,932
2.55%, 03/15/31 (Call 12/15/30)	750	615,655
3.30%, 09/15/29 (Call 06/15/29)	890	791,956
3.63%, 03/15/51 (Call 09/15/50)(a)	465	354,516
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	1,207	955,619
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	932	779,849
3.75%, 03/15/51 (Call 09/15/50)(a)	679	523,620
Stryker Corp.
0.60%, 12/01/23 (Call 09/12/22)	385	369,739
1.15%, 06/15/25 (Call 05/15/25)	292	269,610
1.95%, 06/15/30 (Call 03/15/30)	998	828,942
2.90%, 06/15/50 (Call 12/15/49)	665	476,171
3.38%, 05/15/24 (Call 02/15/24)	974	966,289
3.38%, 11/01/25 (Call 08/01/25)	738	719,333
3.50%, 03/15/26 (Call 12/15/25)	654	642,403
3.65%, 03/07/28 (Call 12/07/27)(a)	719	702,504
4.10%, 04/01/43 (Call 10/01/42)	681	587,603
4.38%, 05/15/44 (Call 11/15/43)	358	320,074
4.63%, 03/15/46 (Call 09/15/45)	803	759,057
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 10/18/22)	1,345	1,272,344
1.75%, 10/15/28 (Call 08/15/28)(a)	825	728,741
2.00%, 10/15/31 (Call 07/15/31)(a)	764	643,236
2.60%, 10/01/29 (Call 07/01/29)	1,248	1,138,350
2.80%, 10/15/41 (Call 04/15/41)	900	697,748
4.10%, 08/15/47 (Call 02/15/47)	728	678,725
5.30%, 02/01/44 (Call 08/01/43)(a)	754	805,151
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 11/22/22)(a)	982	922,961
2.60%, 11/24/31 (Call 08/24/31)(a)	945	788,637
3.05%, 01/15/26 (Call 12/15/25)	637	609,343
3.55%, 04/01/25 (Call 01/01/25)	536	524,112
3.55%, 03/20/30 (Call 12/20/29)	275	248,523
4.25%, 08/15/35 (Call 02/15/35)	352	315,932
4.45%, 08/15/45 (Call 02/15/45)	545	460,873
5.75%, 11/30/39	240	241,739

		60,319,807

Health Care - Services — 2.6%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	50	34,902
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	530	480,128
3.63%, 03/01/49 (Call 09/01/48)	335	267,388
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	232	184,487
3.83%, 08/15/28 (Call 05/15/28)(a)	170	166,429
4.27%, 08/15/48 (Call 02/15/48)	377	351,768
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	65	55,584
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	625	465,169
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	695	685,983
3.88%, 08/15/47 (Call 02/15/47)(a)	365	297,600
4.13%, 11/15/42 (Call 05/15/42)	411	346,968
4.50%, 05/15/42 (Call 11/15/41)	847	754,711
4.75%, 03/15/44 (Call 09/15/43)	375	342,366
6.63%, 06/15/36	830	916,716

Security	Par (000)	Value

Health Care - Services (continued)
6.75%, 12/15/37	$1,160	$1,301,780
AHS Hospital Corp.
5.02%, 07/01/45	430	444,149
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	705	495,243
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	110	79,379
4.81%, 11/15/45 (Call 05/15/45)(a)	95	94,756
Series 2019, 3.89%, 04/15/49	580	506,592
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	405	389,690
4.55%, 05/15/52 (Call 11/15/51)	745	699,897
Ascension Health
3.95%, 11/15/46(a)	225	204,928
4.85%, 11/15/53	352	370,457
Series B, 2.53%, 11/15/29 (Call 08/15/29)	330	294,702
Series B, 3.11%, 11/15/39 (Call 05/15/39)	1,210	995,122
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	410	335,468
2.34%, 01/01/30 (Call 10/01/29)	380	327,710
2.91%, 01/01/51 (Call 07/01/50)	535	388,121
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)(a)	469	363,916
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41(a)	455	426,851
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	30	19,880
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	409	323,322
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	300	259,873
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	295	264,147
4.19%, 11/15/45 (Call 05/15/45)	602	558,990
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	269	218,790
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	335	239,893
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	90	62,967
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	279	227,983
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	850	814,227
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	260	242,049
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	715	584,863
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	565	431,591
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	310	235,691
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(a)	305	258,419
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	585	383,478
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)(a)	215	197,830
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	45	30,496
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44(a)	517	492,673
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	300	209,599
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	505	350,653
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)(a)	630	625,941

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
City of Hope
Series 2013, 5.62%, 11/15/43	$130	$137,941
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(a)	145	132,519
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	355	340,785
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	472	429,820
2.76%, 10/01/24 (Call 07/01/24)	588	569,619
2.78%, 10/01/30 (Call 04/01/30)	53	44,371
3.35%, 10/01/29 (Call 04/01/29)	788	704,306
3.82%, 10/01/49 (Call 04/01/49)(a)	482	393,620
3.91%, 10/01/50 (Call 04/01/50)	620	488,067
4.19%, 10/01/49 (Call 04/01/49)	858	702,411
4.35%, 11/01/42	640	570,581
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	707	499,633
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)(a)	439	345,041
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	452	397,086
Dignity Health
3.81%, 11/01/24(a)	340	335,853
4.50%, 11/01/42	100	91,010
5.27%, 11/01/64	340	319,578
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	772	687,460
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	781	711,790
2.25%, 05/15/30 (Call 02/15/30)	899	765,721
2.38%, 01/15/25 (Call 12/15/24)	1,086	1,041,664
2.55%, 03/15/31 (Call 12/15/30)	911	780,476
2.88%, 09/15/29 (Call 06/15/29)	977	878,872
3.13%, 05/15/50 (Call 11/15/49)	809	602,535
3.35%, 12/01/24 (Call 10/01/24)	749	737,878
3.50%, 08/15/24 (Call 05/15/24)	835	825,299
3.60%, 03/15/51 (Call 09/15/50)(a)	1,135	916,039
3.65%, 12/01/27 (Call 09/01/27)	1,250	1,210,896
3.70%, 09/15/49 (Call 03/15/49)	923	758,184
4.10%, 03/01/28 (Call 12/01/27)	882	864,257
4.38%, 12/01/47 (Call 06/01/47)	748	687,477
4.55%, 03/01/48 (Call 09/01/47)	945	885,655
4.63%, 05/15/42	882	837,065
4.65%, 01/15/43	985	932,506
4.65%, 08/15/44 (Call 02/15/44)	755	708,458
4.85%, 08/15/54 (Call 02/15/54)	390	365,822
5.10%, 01/15/44	684	676,885
5.85%, 01/15/36	270	289,258
5.95%, 12/15/34	625	673,250
6.38%, 06/15/37	695	798,669
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	142	117,906
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)(a)	250	248,159
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	615	613,219
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(b)	1,055	905,711
2.38%, 02/16/31 (Call 11/16/30)(a)(b)	951	738,687
3.00%, 12/01/31 (Call 09/01/31)(a)(b)	775	622,536
3.75%, 06/15/29 (Call 03/15/29)(b)	589	524,467
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	393	364,892

Security	Par (000)	Value

Health Care - Services (continued)
4.50%, 07/01/57 (Call 01/01/57)	$357	$341,780
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	550	407,918
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	380	274,794
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	205	162,089
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(a)	710	563,273
3.13%, 03/15/27 (Call 02/15/27)(b)	725	667,344
3.38%, 03/15/29 (Call 01/15/29)(b)	595	526,565
3.50%, 09/01/30 (Call 03/01/30)	1,605	1,400,592
3.50%, 07/15/51 (Call 01/15/51)(a)	1,335	916,397
3.63%, 03/15/32 (Call 12/15/31)(b)	1,684	1,454,957
4.13%, 06/15/29 (Call 03/15/29)	1,496	1,377,122
4.38%, 03/15/42 (Call 09/15/41)(b)	500	408,316
4.50%, 02/15/27 (Call 08/15/26)	1,281	1,250,574
4.63%, 03/15/52 (Call 09/15/51)(a)(b)	1,660	1,373,695
5.00%, 03/15/24	617	621,030
5.13%, 06/15/39 (Call 12/15/38)	941	847,828
5.25%, 04/15/25	1,693	1,712,059
5.25%, 06/15/26 (Call 12/15/25)	1,305	1,311,448
5.25%, 06/15/49 (Call 12/15/48)	1,748	1,564,039
5.38%, 02/01/25	1,345	1,357,777
5.38%, 09/01/26 (Call 03/01/26)	1,080	1,082,965
5.50%, 06/15/47 (Call 12/15/46)	1,191	1,099,356
5.63%, 09/01/28 (Call 03/01/28)	1,470	1,477,475
5.88%, 02/15/26 (Call 08/15/25)(a)	1,595	1,628,654
5.88%, 02/01/29 (Call 08/01/28)	1,190	1,212,991
7.50%, 11/06/33(a)	810	921,748
7.69%, 06/15/25	850	902,483
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(b)	985	905,998
2.20%, 06/01/30 (Call 03/01/30)(b)	807	670,159
3.20%, 06/01/50 (Call 12/01/49)(b)	681	505,667
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(b)	863	777,778
2.55%, 05/10/31 (Call 02/10/31)(b)	752	625,834
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	155	132,256
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	944	824,844
2.15%, 02/03/32 (Call 11/03/31)(a)	442	357,845
3.13%, 08/15/29 (Call 05/15/29)(a)	495	451,278
3.70%, 03/23/29 (Call 02/23/29)	725	684,593
3.85%, 10/01/24 (Call 07/01/24)	385	382,976
3.95%, 03/15/27 (Call 12/15/26)	727	707,451
3.95%, 08/15/49 (Call 02/15/49)(a)	368	310,713
4.50%, 04/01/25 (Call 03/01/25)(a)	738	743,772
4.63%, 12/01/42 (Call 06/01/42)	291	268,589
4.80%, 03/15/47 (Call 09/15/46)	516	492,981
4.88%, 04/01/30 (Call 01/01/30)	611	615,638
4.95%, 10/01/44 (Call 04/01/44)	389	373,220
8.15%, 06/15/38	515	649,794
Indiana University Health Inc. Obligated Group 3.97%, 11/01/48 (Call 05/01/48)(a)	386	346,119
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	320	227,869
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	75	68,108
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	505	417,250
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	470	382,459

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	$730	$648,816
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	555	535,529
4.15%, 05/01/47 (Call 11/01/46)	1,172	1,082,385
4.88%, 04/01/42	1,017	1,026,010
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	438	345,195
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	190	145,560
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	1,875	1,392,006
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	640	577,055
2.30%, 12/01/24 (Call 11/01/24)	535	513,706
2.70%, 06/01/31 (Call 03/01/31)	574	490,983
2.95%, 12/01/29 (Call 09/01/29)(a)	745	662,340
3.25%, 09/01/24 (Call 07/01/24)	421	413,349
3.60%, 02/01/25 (Call 11/01/24)	990	976,037
3.60%, 09/01/27 (Call 06/01/27)(a)	650	630,393
4.00%, 11/01/23 (Call 08/01/23)	398	397,442
4.70%, 02/01/45 (Call 08/01/44)(a)	1,057	958,692
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	15	12,793
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	545	418,614
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	920	689,977
Mayo Clinic
3.77%, 11/15/43(a)	355	308,706
Series 2013, 4.00%, 11/15/47	30	27,291
Series 2016, 4.13%, 11/15/52	290	267,034
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	498	370,172
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	573	532,023
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	255	205,262
Memorial Health Services, 3.45%, 11/01/49
(Call 05/01/49)	550	442,037
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	388	356,028
5.00%, 07/01/42	285	290,492
Series 2015, 4.20%, 07/01/55	312	286,468
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	200	147,389
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	85	83,761
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	864	598,651
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	355	266,297
Montefiore Obligated Group
4.29%, 09/01/50(a)	414	299,101
Series 18-C, 5.25%, 11/01/48(a)	486	384,538
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	465	382,616
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	540	467,763
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)(a)	590	473,350
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	420	320,830
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)(a)	665	458,675
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	339	329,522
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	170	120,885
2.61%, 08/01/60 (Call 02/01/60)	238	153,241
3.56%, 08/01/36	110	98,802
4.02%, 08/01/45	610	554,645

Security	Par (000)	Value

Health Care - Services (continued)
4.06%, 08/01/56	$149	$132,267
4.76%, 08/01/2116	255	234,342
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	410	318,547
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)(a)	217	178,014
3.98%, 11/01/46 (Call 11/01/45)	520	440,894
4.26%, 11/01/47 (Call 11/01/46)	966	846,050
6.15%, 11/01/43(a)	390	422,901
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)	15	10,370
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	495	392,260
3.17%, 11/01/51 (Call 05/01/51)	815	624,164
3.32%, 11/01/61 (Call 05/01/61)	488	361,992
4.37%, 11/01/43	170	158,473
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	465	318,664
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)	320	339,196
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)(a)	460	368,507
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	125	104,725
2.83%, 11/15/41 (Call 05/15/41)(a)	755	575,183
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)(a)	48	36,262
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)(a)	360	275,377
4.09%, 10/01/48 (Call 04/01/48)	282	249,329
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	405	391,383
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	701	638,002
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	455	331,950
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)(a)	580	467,770
2.86%, 01/01/52 (Call 07/01/51)(a)	605	413,015
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	335	246,650
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	472	440,680
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	360	369,422
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	310	272,725
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	573	379,523
Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	387	330,189
Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	621	586,402
Series I, 3.74%, 10/01/47(a)	428	363,810
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)(a)	120	121,136
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)(a)	562	479,259
2.95%, 06/30/30 (Call 03/30/30)	803	709,402
3.45%, 06/01/26 (Call 03/01/26)	821	798,772
3.50%, 03/30/25 (Call 12/30/24)(a)	596	585,479
4.20%, 06/30/29 (Call 03/30/29)	535	512,651
4.25%, 04/01/24 (Call 01/01/24)(a)	361	361,551
4.70%, 03/30/45 (Call 09/30/44)	431	384,490
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	80	61,274
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	509	460,905
1.88%, 03/08/24(b)	500	486,779

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
1.93%, 12/13/28 (Call 10/13/28)(b)	$1,490	$1,303,437
2.08%, 12/13/31 (Call 09/13/31)(a)(b)	1,800	1,516,031
2.13%, 03/10/25 (Call 02/10/25)(a)(b)	585	561,998
2.31%, 03/10/27 (Call 02/10/27)(b)	595	553,889
2.38%, 01/28/27 (Call 10/28/26)(b)	440	410,835
2.61%, 12/13/51 (Call 06/13/51)(b)	1,775	1,260,257
2.63%, 05/15/26 (Call 02/15/26)(b)	955	911,057
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	345	337,189
3.35%, 09/30/24 (Call 06/30/24)(b)	390	387,178
3.63%, 09/17/28 (Call 06/17/28)(b)	740	718,224
4.00%, 11/28/44 (Call 05/28/44)(a)(b)	150	136,613
7.00%, 03/01/39(a)(b)	785	989,020
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	535	513,093
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	420	341,214
3.95%, 07/01/46 (Call 07/01/45)	455	402,395
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(a)	210	148,779
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	50	36,637
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	50	33,684
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	175	168,486
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	683	670,285
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	265	198,864
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	777	691,494
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	185	170,638
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	540	414,239
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	302	288,641
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	420	365,733
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	65	59,742
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	335	283,051
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)(a)	333	259,980
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	360	272,909
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	240	152,657
4.33%, 11/15/55(a)	330	308,552
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	394	386,010
Trinity Health Corp.
4.13%, 12/01/45	825	755,818
Series 2019, 3.43%, 12/01/48	260	211,205
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	125	92,871
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	175	174,686
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	425	420,103
0.55%, 05/15/24 (Call 09/12/22)	425	404,198
1.15%, 05/15/26 (Call 04/15/26)	545	496,465
1.25%, 01/15/26	834	764,238
2.00%, 05/15/30	1,316	1,120,991
2.30%, 05/15/31 (Call 02/15/31)	845	721,683
2.38%, 08/15/24	959	937,565
2.75%, 05/15/40 (Call 11/15/39)	720	556,072
2.88%, 08/15/29	950	871,719
2.90%, 05/15/50 (Call 11/15/49)	970	711,448
2.95%, 10/15/27	881	836,621
3.05%, 05/15/41 (Call 11/15/40)	1,020	815,220

Security	Par (000)	Value

Health Care - Services (continued)
3.10%, 03/15/26(a)	$1,005	$981,926
3.13%, 05/15/60 (Call 11/15/59)(a)	780	569,989
3.25%, 05/15/51 (Call 11/15/50)	1,655	1,299,590
3.38%, 04/15/27	880	860,230
3.45%, 01/15/27	902	885,858
3.50%, 02/15/24	694	692,485
3.50%, 08/15/39 (Call 02/15/39)	602	518,518
3.70%, 12/15/25	685	680,719
3.70%, 08/15/49 (Call 02/15/49)	1,087	925,466
3.75%, 07/15/25	921	918,176
3.75%, 10/15/47 (Call 04/15/47)	634	542,294
3.85%, 06/15/28	1,040	1,027,221
3.88%, 12/15/28	771	758,302
3.88%, 08/15/59 (Call 02/15/59)	992	845,427
3.95%, 10/15/42 (Call 04/15/42)	553	493,925
4.00%, 05/15/29 (Call 03/15/29)	1,070	1,052,880
4.20%, 05/15/32 (Call 02/15/32)	1,105	1,092,682
4.20%, 01/15/47 (Call 07/15/46)	535	492,530
4.25%, 03/15/43 (Call 09/15/42)	488	454,664
4.25%, 04/15/47 (Call 10/15/46)	541	501,580
4.25%, 06/15/48 (Call 12/15/47)	1,152	1,061,308
4.38%, 03/15/42 (Call 09/15/41)(a)	1,021	960,687
4.45%, 12/15/48 (Call 06/15/48)	853	810,286
4.63%, 07/15/35	340	338,788
4.63%, 11/15/41 (Call 05/15/41)	791	772,227
4.75%, 07/15/45	1,250	1,231,068
4.75%, 05/15/52 (Call 11/15/51)	1,905	1,885,091
4.95%, 05/15/62 (Call 11/15/61)	1,345	1,346,406
5.70%, 10/15/40 (Call 04/15/40)(a)	700	765,325
5.80%, 03/15/36	1,229	1,356,167
5.95%, 02/15/41 (Call 08/15/40)	1,080	1,204,785
6.50%, 06/15/37	663	777,656
6.63%, 11/15/37	794	939,002
6.88%, 02/15/38	903	1,097,926
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(b)	1,050	906,903
2.65%, 10/15/30 (Call 07/15/30)(b)	845	666,140
2.65%, 01/15/32 (Call 10/15/31)(a)(b)	542	410,912
UPMC, Series D-1, 3.60%, 04/03/25	500	492,995
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	176	125,759
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	517	501,851
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	278	195,412
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	155	101,733

		182,574,509

Holding Companies - Diversified — 0.5%
Alfa SAB de CV
5.25%, 03/25/24 (Call 12/25/23)(b)	30	30,078
6.88%, 03/25/44 (Call 09/25/43)(a)(b)	275	262,625
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,350	1,172,531
2.88%, 06/15/27 (Call 05/15/27)	710	618,474
2.88%, 06/15/28 (Call 04/15/28)	913	758,363
3.20%, 11/15/31 (Call 08/15/31)(a)	800	623,989
3.25%, 07/15/25 (Call 06/15/25)(a)	757	709,785
3.88%, 01/15/26 (Call 12/15/25)	751	706,289
4.20%, 06/10/24 (Call 05/10/24)(a)	847	839,409
4.25%, 03/01/25 (Call 01/01/25)	984	957,510

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	$445	$376,609
2.95%, 03/10/26 (Call 02/10/26)	510	452,093
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)	375	324,656
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	668	553,995
2.75%, 09/16/26 (Call 08/19/26)	855	758,075
2.85%, 09/30/28 (Call 07/30/28)	780	620,676
3.63%, 01/15/26 (Call 12/15/25)(a)	610	572,178
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)	25	23,709
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	260	247,831
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(b)	1,923	1,731,996
3.38%, 09/06/49 (Call 03/06/49)(b)	970	764,770
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(b)	500	493,684
3.63%, 04/11/29 (Call 01/11/29)(a)(b)	264	252,160
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	194	177,156
FS KKR Capital Corp.
1.65%, 10/12/24	850	783,867
2.63%, 01/15/27 (Call 12/15/26)(a)	285	241,239
3.13%, 10/12/28 (Call 08/12/28)	310	252,384
3.25%, 07/15/27 (Call 06/15/27)	1,142	990,407
3.40%, 01/15/26 (Call 12/15/25)	809	736,287
4.13%, 02/01/25 (Call 01/01/25)(a)	566	545,635
4.25%, 02/14/25 (Call 01/14/25)(a)(b)	280	266,085
4.63%, 07/15/24 (Call 06/15/24)	330	328,225
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(b)	700	616,000
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	191	177,131
3.75%, 02/10/25 (Call 01/10/25)(a)	593	581,642
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	870	720,545
2.50%, 08/24/26 (Call 07/24/26)	461	400,626
3.38%, 04/15/24 (Call 03/15/24)(a)	720	700,877
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)(b)	1,650	1,632,930
JAB Holdings BV
2.20%, 11/23/30 (Call 08/23/30)(b)	732	571,050
3.75%, 05/28/51 (Call 11/28/50)(b)	740	488,397
4.50%, 04/08/52 (Call 10/08/51)(b)	550	403,401
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	985	859,792
5.20%, 05/01/24(a)	630	631,997
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)(a)	440	405,223
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)(a)	685	603,824
3.50%, 02/25/25 (Call 01/25/25)(a)	460	441,389
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	575	484,984
2.88%, 06/11/28 (Call 04/11/28)	930	752,782
3.40%, 07/15/26 (Call 06/15/26)	928	829,996
3.75%, 07/22/25 (Call 06/22/25)	541	509,351
4.00%, 03/30/25 (Call 02/28/25)(a)	481	463,211
4.25%, 01/15/26 (Call 12/15/25)	582	549,400
5.25%, 04/15/24 (Call 03/15/24)(a)	430	429,571
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(b)	510	489,185

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(b)	$750	$629,528
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)(a)	447	377,833
3.75%, 06/17/26 (Call 05/17/26)(a)(b)	491	439,069
4.75%, 12/15/25 (Call 11/15/25)(b)	630	586,362
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	440	376,844
3.44%, 10/15/28 (Call 08/15/28)	639	494,906
3.71%, 01/22/26 (Call 12/22/25)(a)	408	367,024
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(b)	785	545,844
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	100	87,169
3.88%, 11/01/24 (Call 10/01/24)(a)	320	309,721

		36,130,374

Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	900	779,049
1.40%, 10/15/27 (Call 08/15/27)(a)	832	696,824
2.50%, 10/15/24 (Call 09/15/24)	509	490,500
2.60%, 10/15/25 (Call 09/15/25)	569	536,108
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	487	487,412
4.75%, 05/30/25 (Call 02/28/25)	359	361,579
4.75%, 11/29/27 (Call 05/29/27)	935	909,922
4.88%, 12/15/23 (Call 09/15/23)	394	396,344
5.00%, 06/15/27 (Call 12/15/26)	524	520,204
5.25%, 06/01/26 (Call 12/01/25)(a)	680	684,938
5.88%, 11/15/24 (Call 05/15/24)	485	496,697
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)(a)	455	324,827
3.85%, 01/15/30 (Call 07/15/29)	280	229,139
3.97%, 08/06/61 (Call 02/06/61)	217	124,131
6.00%, 01/15/43 (Call 10/15/42)(a)	520	425,112
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	1,008	867,723
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	837	839,053
5.50%, 03/01/26 (Call 12/01/25)(a)	249	252,170
6.00%, 02/15/35(a)	484	470,889
6.38%, 05/15/33	405	411,694
7.88%, 06/15/32	378	420,545
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(a)	705	597,498
4.35%, 02/15/28 (Call 11/15/27)	470	430,221
4.88%, 11/15/25 (Call 08/15/25)(a)	245	241,215
4.88%, 03/15/27 (Call 12/15/26)(a)	455	438,570

		12,432,364

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	330	327,457
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	605	564,802
3.50%, 11/15/51 (Call 05/15/51)(a)	630	482,321
3.80%, 11/15/24 (Call 08/15/24)(a)	590	583,909
4.40%, 03/15/29 (Call 12/15/28)	583	564,762
Panasonic Holdings Corp.
2.68%, 07/19/24 (Call 06/19/24)(b)	1,080	1,043,555
3.11%, 07/19/29 (Call 04/19/29)(a)(b)	595	539,148

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	$510	$419,496
3.70%, 05/01/25(a)	525	518,538
4.00%, 03/01/24(a)	319	319,446
4.50%, 06/01/46 (Call 12/01/45)	380	316,985
4.60%, 05/15/50 (Call 11/15/49)(a)	403	337,814
4.70%, 05/14/32 (Call 02/14/32)(a)	205	199,136
4.75%, 02/26/29 (Call 11/26/28)(a)	851	837,719
5.15%, 03/01/43(a)	415	379,556

		7,434,644

Household Products & Wares — 0.3%
Avery Dennison Corp.
0.85%, 08/15/24 (Call 10/03/22)	447	418,403
2.25%, 02/15/32 (Call 11/15/31)	635	497,563
2.65%, 04/30/30 (Call 02/01/30)	532	449,766
4.88%, 12/06/28 (Call 09/06/28)	484	488,581
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	400	336,977
3.15%, 08/01/27 (Call 05/01/27)(a)	537	509,402
3.95%, 08/01/47 (Call 02/01/47)	485	421,024
5.00%, 06/15/52 (Call 12/15/51)	565	575,258
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	631	514,079
3.10%, 10/01/27 (Call 07/01/27)	703	668,110
3.90%, 05/15/28 (Call 02/15/28)	435	427,013
4.60%, 05/01/32 (Call 02/01/32)(a)	680	671,778
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	718	628,510
2.00%, 11/02/31 (Call 08/02/31)(a)	475	399,853
2.65%, 03/01/25	366	356,644
2.75%, 02/15/26	315	303,587
2.88%, 02/07/50 (Call 08/07/49)(a)	361	269,898
3.05%, 08/15/25	703	687,280
3.10%, 03/26/30 (Call 12/26/29)	919	853,994
3.20%, 04/25/29 (Call 01/25/29)(a)	768	726,362
3.20%, 07/30/46 (Call 01/30/46)(a)	315	252,805
3.70%, 06/01/43	510	416,390
3.90%, 05/04/47 (Call 11/04/46)	387	341,291
3.95%, 11/01/28 (Call 08/01/28)	399	396,870
5.30%, 03/01/41(a)	395	412,806
6.63%, 08/01/37(a)	741	895,859
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/31 (Call 04/01/31)(a)(b)	395	330,078
3.25%, 03/12/25(a)(b)	290	276,599
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	2,054	2,005,913
3.00%, 06/26/27 (Call 03/26/27)(b)	2,202	2,074,284
3.63%, 09/21/23 (Call 06/21/23)(a)(b)	370	369,228
SC Johnson & Son Inc.
3.35%, 09/30/24 (Call 06/30/24)(b)	275	271,664
4.00%, 05/15/43 (Call 02/15/43)(b)	50	42,763
4.35%, 09/30/44 (Call 03/30/44)(b)	90	79,865
4.75%, 10/15/46 (Call 04/16/46)(b)	1,440	1,401,149
4.80%, 09/01/40(b)	100	95,721

		19,867,367

Insurance — 4.7%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)(c)	597	567,389
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	145	131,028

Security	Par (000)	Value

Insurance (continued)
2.88%, 10/15/26 (Call 07/15/26)	$427	$410,876
3.25%, 03/17/25	267	262,948
3.60%, 04/01/30 (Call 01/01/30)(a)	1,073	1,020,668
3.63%, 11/15/24	716	713,689
4.00%, 10/15/46 (Call 04/15/46)	395	336,166
4.75%, 01/15/49 (Call 07/15/48)	307	293,925
6.45%, 08/15/40	430	471,418
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(b)	170	166,180
3.20%, 09/16/40 (Call 03/16/40)(b)	1,820	1,445,432
3.38%, 04/07/30 (Call 01/07/30)(a)(b)	1,110	1,029,520
3.60%, 04/09/29 (Call 01/09/29)(b)	890	848,086
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	585	570,647
4.50%, 03/16/46 (Call 09/16/45)(b)	940	881,692
4.88%, 03/11/44(b)	60	59,490
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	941	1,076,210
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	420	317,554
3.63%, 05/15/30 (Call 02/15/30)	680	636,834
4.90%, 09/15/44 (Call 03/15/44)	37	35,739
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	654	636,258
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	425	381,261
1.45%, 12/15/30 (Call 09/15/30)	771	612,720
3.28%, 12/15/26 (Call 09/15/26)	687	669,065
3.85%, 08/10/49 (Call 02/10/49)	432	368,175
4.20%, 12/15/46 (Call 06/15/46)(a)	692	629,640
4.50%, 06/15/43	394	364,513
5.35%, 06/01/33(a)	190	201,606
5.55%, 05/09/35	676	727,211
5.95%, 04/01/36	140	155,893
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(a)(c)	550	558,983
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	822	805,073
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	690	584,293
5.25%, 04/02/30 (Call 01/02/30)	487	489,304
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	1,351	1,287,883
3.40%, 06/30/30 (Call 03/30/30)(a)	105	96,294
3.75%, 07/10/25 (Call 04/10/25)(a)	606	597,853
3.88%, 01/15/35 (Call 07/15/34)(a)	265	240,464
3.90%, 04/01/26 (Call 01/01/26)	1,301	1,279,622
4.13%, 02/15/24	449	450,339
4.38%, 06/30/50 (Call 12/30/49)	948	851,350
4.50%, 07/16/44 (Call 01/16/44)	160	143,881
4.75%, 04/01/48 (Call 10/01/47)	1,208	1,143,614
4.80%, 07/10/45 (Call 01/10/45)	581	542,504
6.25%, 05/01/36	540	601,661
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(c)	795	753,209
Americo Life Inc., 3.45%, 04/15/31(b)	713	575,557
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(b)	825	690,671
3.83%, 03/11/51 (Call 09/11/50)(a)(b)	656	514,713
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	973	849,369
3.75%, 05/02/29 (Call 02/02/29)	483	457,530

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.50%, 12/15/28 (Call 09/15/28)	$592	$586,004
6.25%, 09/30/40	490	536,521
8.21%, 01/01/27	234	250,380
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	375	302,746
2.60%, 12/02/31 (Call 09/02/31)	215	180,798
2.85%, 05/28/27 (Call 04/28/27)	495	462,113
2.90%, 08/23/51 (Call 02/23/51)	310	214,716
3.90%, 02/28/52 (Call 08/28/51)(a)	620	514,264
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	613	606,909
3.88%, 12/15/25 (Call 09/15/25)	742	734,064
4.25%, 12/12/42	215	180,990
4.60%, 06/14/44 (Call 03/14/44)	705	649,305
4.75%, 05/15/45 (Call 11/15/44)	470	436,946
Aon PLC
4.00%, 11/27/23 (Call 08/27/23)(a)	355	355,633
4.45%, 05/24/43 (Call 02/24/43)	201	173,841
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	917	896,680
5.03%, 12/15/46 (Call 06/15/46)	804	749,300
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	592	461,848
7.35%, 05/01/34(a)	90	106,863
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	437	418,872
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)(a)	778	632,197
3.05%, 03/09/52 (Call 09/09/51)	375	258,069
3.50%, 05/20/51 (Call 11/20/50)	820	624,654
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	90	79,176
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	374	374,269
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	290	226,293
3.70%, 02/22/30 (Call 11/22/29)	441	390,770
4.90%, 03/27/28 (Call 12/27/27)	520	510,920
6.75%, 02/15/34(a)	320	342,264
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	705	607,696
3.60%, 09/15/51 (Call 03/15/51)	497	367,310
5.00%, 07/01/24(a)	447	454,500
Athene Global Funding
0.91%, 08/19/24(b)	522	481,785
0.95%, 01/08/24(a)(b)	310	294,967
1.00%, 04/16/24(b)	569	535,207
1.20%, 10/13/23(b)	175	168,241
1.45%, 01/08/26(b)	702	623,146
1.61%, 06/29/26(a)(b)	685	596,103
1.72%, 01/07/25(b)	835	772,899
1.73%, 10/02/26(b)	735	640,486
1.99%, 08/19/28(a)(b)	670	555,686
2.45%, 08/20/27(a)(b)	525	455,330
2.50%, 01/14/25(b)	726	681,983
2.50%, 03/24/28(b)	572	489,964
2.55%, 06/29/25(b)	869	809,343
2.55%, 11/19/30(b)	630	503,000
2.65%, 10/04/31(b)	570	450,888
2.67%, 06/07/31(a)(b)	656	523,062
2.72%, 01/07/29(b)	680	577,021
2.75%, 06/25/24(b)	708	679,526
2.95%, 11/12/26(b)	325	295,092

Security	Par (000)	Value

Insurance (continued)
3.21%, 03/08/27(b)	$465	$422,515
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)(a)	412	280,209
3.50%, 01/15/31 (Call 10/15/30)(a)	440	377,802
3.95%, 05/25/51 (Call 11/25/50)	410	311,730
4.13%, 01/12/28 (Call 10/12/27)	915	857,884
6.15%, 04/03/30 (Call 01/03/30)	455	459,025
AXA SA
6.38%, (Call 12/14/36), (3 mo. LIBOR US + 2.256%)(b)(c)(d)	250	280,310
8.60%, 12/15/30	1,238	1,541,310
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	438	403,982
4.90%, 01/15/40 (Call 01/15/30)(a)(c)	387	330,885
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)(a)	630	606,503
5.15%, 04/01/45	410	372,704
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(b)	863	694,993
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	677	551,261
1.85%, 03/12/30 (Call 12/12/29)	508	434,810
2.30%, 03/15/27 (Call 02/15/27)(a)	975	917,801
2.50%, 01/15/51 (Call 07/15/50)	930	637,517
2.85%, 10/15/50 (Call 04/15/50)	1,720	1,254,552
2.88%, 03/15/32 (Call 12/15/31)(a)	1,109	986,977
3.85%, 03/15/52 (Call 09/15/51)	2,355	2,031,722
4.20%, 08/15/48 (Call 02/15/48)	2,063	1,918,568
4.25%, 01/15/49 (Call 07/15/48)	1,664	1,567,855
4.30%, 05/15/43(a)	430	404,998
4.40%, 05/15/42	616	594,015
5.75%, 01/15/40(a)	595	664,815
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	1,627	1,590,254
4.50%, 02/11/43	897	868,501
Brighthouse Financial Global Funding
1.00%, 04/12/24(b)	505	476,365
1.20%, 12/15/23(a)(b)	400	384,137
1.55%, 05/24/26(b)	595	525,343
1.75%, 01/13/25(b)	880	815,125
2.00%, 06/28/28(a)(b)	638	544,806
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	545	517,228
3.85%, 12/22/51 (Call 06/22/51)	470	323,598
4.70%, 06/22/47 (Call 12/22/46)	769	607,453
5.63%, 05/15/30 (Call 02/15/30)(a)	824	813,753
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(a)	948	750,789
4.20%, 09/15/24 (Call 06/15/24)(a)	811	805,185
4.20%, 03/17/32 (Call 12/17/31)	415	377,872
4.50%, 03/15/29 (Call 12/15/28)(a)	610	594,705
4.95%, 03/17/52 (Call 09/17/51)	645	574,680
Chubb Corp. (The)
6.00%, 05/11/37	400	453,169
Series 1, 6.50%, 05/15/38	460	536,625
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	350	278,998
2.85%, 12/15/51 (Call 06/15/51)	500	365,494
3.05%, 12/15/61 (Call 06/15/61)	975	691,347
3.15%, 03/15/25	800	786,868
3.35%, 05/15/24(a)	601	597,059

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.35%, 05/03/26 (Call 02/03/26)	$870	$851,013
4.15%, 03/13/43	650	585,211
4.35%, 11/03/45 (Call 05/03/45)	892	838,486
6.70%, 05/15/36	180	212,194
Cincinnati Financial Corp.
6.13%, 11/01/34	140	154,024
6.92%, 05/15/28	430	473,321
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	575	461,000
3.45%, 08/15/27 (Call 05/15/27)	603	568,863
3.90%, 05/01/29 (Call 02/01/29)	579	542,120
3.95%, 05/15/24 (Call 02/15/24)	654	651,843
4.50%, 03/01/26 (Call 12/01/25)(a)	882	883,877
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	551	553,597
5.25%, 05/30/29 (Call 02/28/29)(a)	591	571,409
CNO Global Funding
1.65%, 01/06/25(b)	735	685,148
1.75%, 10/07/26(b)	660	587,649
2.65%, 01/06/29(b)	685	591,700
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(b)	1,100	1,059,389
3.65%, 04/05/27 (Call 03/05/27)(b)	820	770,971
3.85%, 04/05/29 (Call 02/05/29)(b)	1,010	929,605
3.90%, 04/05/32 (Call 01/05/32)(b)	1,115	1,001,584
4.35%, 04/05/42 (Call 10/05/41)(b)	890	754,532
4.40%, 04/05/52 (Call 10/05/51)(b)	775	646,506
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26)(b)(c)(d)	440	419,051
5.10%, (Call 10/28/24)(a)(b)(c)(d)	790	788,598
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	140	123,099
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(a)(b)	395	339,234
1.78%, 03/17/31 (Call 12/17/30)(b)	450	358,060
3.08%, 09/17/51 (Call 03/17/51)(b)	605	422,096
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	598	450,188
4.95%, 06/01/29 (Call 03/01/29)	585	551,056
Equitable Financial Life Global Funding
0.50%, 11/17/23(b)	367	351,285
0.80%, 08/12/24(b)	524	488,187
1.00%, 01/09/26(a)(b)	390	346,015
1.10%, 11/12/24(b)	660	615,291
1.30%, 07/12/26(b)	892	791,409
1.40%, 07/07/25(b)	596	545,037
1.40%, 08/27/27(b)	487	417,306
1.70%, 11/12/26(b)	615	547,322
1.75%, 11/15/30(a)(b)	602	480,005
1.80%, 03/08/28(b)	290	250,587
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	1,091	1,073,022
5.00%, 04/20/48 (Call 10/20/47)	1,036	968,354
7.00%, 04/01/28	645	713,433
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	885	617,003
3.50%, 10/15/50 (Call 04/15/50)	880	663,638
4.87%, 06/01/44	230	212,651
F&G Global Funding
0.90%, 09/20/24(b)	801	737,505

Security	Par (000)	Value

Insurance (continued)
1.75%, 06/30/26(b)	$617	$550,406
2.00%, 09/20/28(b)	485	405,213
2.30%, 04/11/27(b)	525	467,055
5.15%, 07/07/25(b)	500	495,850
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)(a)	560	478,525
4.63%, 04/29/30 (Call 01/29/30)	782	742,116
4.85%, 04/17/28 (Call 01/17/28)	389	376,961
Fairfax U.S. Inc., 4.88%, 08/13/24(a)(b)	573	567,937
Farmers Exchange Capital, 7.05%, 07/15/28(b)	425	454,244
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3 mo. LIBOR US + 3.744%)(a)(b)(c)	305	310,265
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3 mo. LIBOR US + 3.454%)(b)(c)	150	145,480
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3 mo. LIBOR US + 1.374%)(b)(c)	715	627,745
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	616	620,413
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	667	528,033
3.20%, 09/17/51 (Call 03/17/51)	600	376,338
3.40%, 06/15/30 (Call 03/15/30)	445	385,170
4.50%, 08/15/28 (Call 05/15/28)	652	638,650
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	580	446,040
4.00%, 05/15/30 (Call 02/15/30)	615	550,620
4.60%, 11/15/24	510	509,569
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(a)(b)	1,315	1,140,115
GA Global Funding Trust
0.80%, 09/13/24(b)	618	568,498
1.00%, 04/08/24(b)	535	502,624
1.63%, 01/15/26(b)	691	618,464
1.95%, 09/15/28(b)	437	367,061
2.25%, 01/06/27(b)	505	453,831
2.90%, 01/06/32(b)	685	558,397
3.85%, 04/11/25(b)	990	958,191
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	695	543,357
4.40%, 10/15/29 (Call 07/15/29)(b)	502	446,551
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	842	680,753
4.55%, 09/15/28 (Call 06/15/28)(a)	790	777,794
4.80%, 06/15/32 (Call 03/15/32)	155	150,601
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(a)(b)	535	515,864
4.58%, 05/17/48 (Call 11/17/47)(a)(b)	661	603,669
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	560	479,644
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	550	494,568
Guardian Life Global Funding
0.88%, 12/10/25(a)(b)	563	501,836
1.10%, 06/23/25(b)	486	443,684
1.25%, 05/13/26(b)	366	327,717
1.25%, 11/19/27(b)	215	183,931
1.40%, 07/06/27(a)(b)	505	438,829
1.63%, 09/16/28(a)(b)	380	319,029
2.90%, 05/06/24(b)	430	422,640
3.25%, 03/29/27(b)	555	531,450

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)(b)	$400	$291,128
4.85%, 01/24/77(a)(b)	471	425,898
4.88%, 06/19/64(b)	375	353,540
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	768	622,215
4.50%, 04/15/26 (Call 01/15/26)(a)	291	288,710
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	604	534,778
2.90%, 09/15/51 (Call 03/15/51)	335	229,648
3.60%, 08/19/49 (Call 02/19/49)	275	218,352
4.30%, 04/15/43	348	303,144
4.40%, 03/15/48 (Call 09/15/47)	351	318,764
5.95%, 10/15/36	558	600,377
6.10%, 10/01/41	482	514,896
6.63%, 03/30/40	727	801,582
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	300	217,816
Horace Mann Educators Corp., 4.50%, 12/01/25 (Call 09/01/25)(a)	110	106,905
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(a)(b)	600	480,690
4.00%, 11/23/51 (Call 05/23/51)(b)	565	388,672
5.17%, 06/08/27 (Call 05/08/27)(a)	330	325,770
5.67%, 06/08/32 (Call 03/08/32)(a)	150	145,614
Jackson National Life Global Funding
1.75%, 01/12/25(b)	550	514,349
2.65%, 06/21/24(b)	526	509,069
3.05%, 04/29/26(b)	695	657,428
3.05%, 06/21/29(b)	372	334,578
3.25%, 01/30/24(b)	689	677,362
3.88%, 06/11/25(b)	622	609,084
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	80	89,377
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	310	323,285
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)(a)	955	768,117
3.80%, 02/23/32 (Call 11/23/31)	120	105,519
4.35%, 02/15/25 (Call 11/15/24)(a)	214	212,103
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)(b)	1,481	1,140,110
3.95%, 05/15/60 (Call 11/15/59)(b)	1,148	817,026
4.57%, 02/01/29(b)	1,221	1,187,800
4.85%, 08/01/44(b)	30	26,778
5.50%, 06/15/52 (Call 12/15/51)(a)(b)	685	668,497
6.50%, 03/15/35(a)(b)	382	410,693
6.50%, 05/01/42(a)(b)	350	364,372
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	25	29,810
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	278	245,750
3.35%, 03/09/25	400	392,588
3.40%, 01/15/31 (Call 10/15/30)(a)	465	414,107
3.40%, 03/01/32 (Call 12/01/31)(a)	270	237,167
3.63%, 12/12/26 (Call 09/15/26)(a)	737	714,651
3.80%, 03/01/28 (Call 12/01/27)	451	430,831
4.00%, 09/01/23	364	364,218
4.35%, 03/01/48 (Call 09/01/47)	372	318,206
4.38%, 06/15/50 (Call 12/15/49)(a)	180	152,409
6.30%, 10/09/37	609	661,253
7.00%, 06/15/40	764	860,560
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	780	699,579

Security	Par (000)	Value

Insurance (continued)
3.75%, 04/01/26 (Call 01/01/26)	$511	$504,243
4.13%, 05/15/43 (Call 11/15/42)	494	416,619
6.00%, 02/01/35	140	150,118
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	385	353,537
3.70%, 03/16/32 (Call 12/16/31)	345	317,012
4.06%, 02/24/32 (Call 02/24/27)(c)	785	724,775
4.15%, 03/04/26(a)	551	545,713
5.38%, 03/04/46	730	763,322
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(b)	570	433,514
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	526	478,217
3.45%, 05/07/52 (Call 11/07/51)	435	321,550
3.50%, 11/01/27 (Call 08/01/27)	562	529,424
4.15%, 09/17/50 (Call 03/17/50)	431	358,105
4.30%, 11/01/47 (Call 05/01/47)	416	353,339
5.00%, 03/30/43	345	321,899
5.00%, 04/05/46	531	496,878
5.00%, 05/20/49 (Call 11/20/48)	575	542,115
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	785	669,780
2.38%, 12/15/31 (Call 09/15/31)(a)	140	118,330
2.90%, 12/15/51 (Call 06/15/51)	185	132,520
3.50%, 06/03/24 (Call 03/03/24)	401	398,526
3.50%, 03/10/25 (Call 12/10/24)	582	572,873
3.75%, 03/14/26 (Call 12/14/25)	726	719,680
3.88%, 03/15/24 (Call 02/15/24)	707	706,308
4.05%, 10/15/23 (Call 07/15/23)	336	335,137
4.20%, 03/01/48 (Call 09/01/47)	581	515,355
4.35%, 01/30/47 (Call 07/30/46)	519	473,400
4.38%, 03/15/29 (Call 12/15/28)	1,112	1,105,228
4.75%, 03/15/39 (Call 09/15/38)	684	665,987
4.90%, 03/15/49 (Call 09/15/48)(a)	1,046	1,041,808
5.88%, 08/01/33	570	617,096
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	210	144,530
3.38%, 04/15/50(b)	273	208,434
3.73%, 10/15/70(b)	820	613,577
4.50%, 04/15/65(b)	25	21,469
4.90%, 04/01/77(b)	563	510,218
5.08%, 02/15/69 (Call 02/15/49), (3 mo. LIBOR US + 3.191%)(b)(c)	595	562,436
5.38%, 12/01/41(a)(b)	607	599,749
MassMutual Global Funding II
0.60%, 04/12/24(b)	646	610,345
0.85%, 06/09/23, (SOFR + 0.55%)(b)	50	48,890
1.20%, 07/16/26(b)	440	393,215
1.55%, 10/09/30(b)	685	550,353
2.15%, 03/09/31(a)(b)	605	505,764
2.35%, 01/14/27(a)(b)	580	536,650
2.75%, 06/22/24(b)	847	824,669
2.95%, 01/11/25(b)	618	600,920
3.40%, 03/08/26(b)	1,150	1,117,772
4.15%, 08/26/25	318	317,151
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28)(b)(c)	465	463,107
5.20%, 10/20/45 (Call 10/20/25)(b)(c)	1,360	1,357,120
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)(a)	860	827,721

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Met Tower Global Funding
0.70%, 04/05/24(b)	$825	$780,554
1.25%, 09/14/26(b)	672	592,315
3.70%, 06/13/25(b)	625	615,012
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)(b)	704	776,294
MetLife Inc.
3.00%, 03/01/25	458	450,092
3.60%, 04/10/24	1,080	1,080,491
3.60%, 11/13/25 (Call 08/13/25)	520	514,088
4.05%, 03/01/45(a)	692	610,176
4.13%, 08/13/42(a)	650	583,815
4.55%, 03/23/30 (Call 12/23/29)(a)	140	141,179
4.60%, 05/13/46 (Call 11/13/45)	630	606,295
4.72%, 12/15/44	782	745,703
4.88%, 11/13/43	374	366,797
5.00%, 07/15/52 (Call 01/15/52)	545	551,449
5.70%, 06/15/35	950	1,031,454
5.88%, 02/06/41	1,006	1,096,645
6.38%, 06/15/34	738	840,940
6.40%, 12/15/66 (Call 12/15/31)	1,669	1,710,323
6.50%, 12/15/32(a)	826	937,829
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	75	89,484
10.75%, 08/01/69 (Call 08/01/34)	433	588,991
Series D, 4.37%, 09/15/23(a)	807	811,193
Metropolitan Life Global Funding, 2.40%, 01/11/32(b)	530	443,223
Metropolitan Life Global Funding I
0.40%, 01/07/24(b)	355	338,545
0.45%, 09/01/23(b)	295	285,469
0.55%, 06/07/24(a)(b)	576	541,308
0.70%, 09/27/24(a)(b)	760	707,596
0.95%, 07/02/25(a)(b)	885	807,822
1.55%, 01/07/31(a)(b)	1,045	824,699
1.88%, 01/11/27(b)	125	112,308
2.80%, 03/21/25(b)	400	385,537
2.95%, 04/09/30(b)	765	680,732
3.00%, 09/19/27(b)	884	823,551
3.05%, 06/17/29(a)(b)	669	606,116
3.30%, 03/21/29(b)	300	276,330
3.45%, 12/18/26(a)(b)	974	933,390
3.60%, 01/11/24(b)	355	353,710
4.40%, 06/30/27(b)	355	357,086
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	370	403,503
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29)(b)(c)(d)	200	198,760
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42 (Call 11/23/31)(b)(c)	600	618,000
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	50	55,905
Mutual of Omaha Insurance Co.
4.30%, 07/15/54 (Call 07/15/24)(b)(c)	435	416,880
6.80%, 06/15/36(b)	45	48,019
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3 mo. LIBOR US + 3.314%)(a)(b)(c)	95	85,743
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	875	694,631
5.30%, 11/18/44(b)	615	571,055
6.75%, 05/15/87	140	137,854
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	1,534	1,275,536
4.95%, 04/22/44(a)(b)	515	465,330
7.88%, 04/01/33(a)(b)	468	546,276

Security	Par (000)	Value

Insurance (continued)
8.25%, 12/01/31(b)	$374	$448,249
9.38%, 08/15/39(a)(b)	240	325,585
New York Life Global Funding
0.40%, 10/21/23(a)(b)	375	360,907
0.55%, 04/26/24(b)	620	585,974
0.60%, 08/27/24(b)	125	116,687
0.85%, 01/15/26(b)	315	282,638
0.90%, 10/29/24(b)	340	317,758
0.95%, 06/24/25(b)	380	347,231
1.15%, 06/09/26(b)	915	820,385
1.20%, 08/07/30(b)	560	440,035
1.45%, 01/14/25(b)	460	432,128
1.85%, 08/01/31(b)	795	642,419
2.00%, 01/22/25(b)	834	793,044
2.35%, 07/14/26(a)(b)	100	93,870
2.88%, 04/10/24(b)	971	952,263
2.90%, 01/17/24(a)(b)	275	271,419
3.00%, 01/10/28(a)(b)	855	807,392
3.15%, 06/06/24(b)	420	413,686
3.25%, 04/07/27(a)(b)	1,065	1,026,206
3.60%, 08/05/25	1,100	1,081,818
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)(b)	951	791,113
4.45%, 05/15/69 (Call 11/15/68)(b)	905	802,653
5.88%, 05/15/33(a)(b)	523	570,290
6.75%, 11/15/39(b)	656	766,410
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(b)(c)	1,655	1,379,272
2.90%, 09/16/51 (Call 09/16/31)(a)(b)(c)	760	633,554
3.40%, 01/23/50 (Call 01/23/30)(b)(c)	1,057	941,924
4.00%, 09/19/47 (Call 09/19/27)(b)(c)	500	470,535
4.70%, 01/20/46 (Call 01/20/26)(b)(c)	465	458,346
5.10%, 10/16/44 (Call 10/16/24)(b)(c)	2,115	2,109,743
Northwestern Mutual Global Funding
0.60%, 03/25/24(a)(b)	225	213,284
0.80%, 01/14/26(b)	716	640,311
1.70%, 06/01/28(a)(b)	330	288,162
1.75%, 01/11/27(b)	1,047	943,927
4.00%, 07/01/25(b)	2,005	1,994,218
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	700	543,745
3.63%, 09/30/59 (Call 03/30/59)(b)	1,159	884,855
3.85%, 09/30/47 (Call 03/30/47)(b)	1,062	889,517
6.06%, 03/30/40(b)	290	312,378
Ohio National Financial Services Inc., 6.05%, 01/24/30 (Call 10/24/29)(a)(b)	190	181,182
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)(b)	375	369,954
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	727	554,494
3.88%, 08/26/26 (Call 07/26/26)	568	550,631
4.88%, 10/01/24 (Call 09/01/24)	715	715,932
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	315	251,555
Pacific Life Global Funding II
0.50%, 09/23/23(b)	700	676,307
1.20%, 06/24/25(b)	384	352,250
1.38%, 04/14/26(b)	1,430	1,286,804
1.45%, 01/20/28(b)	552	465,766
1.60%, 09/21/28(b)	447	370,610
2.45%, 01/11/32(b)	720	593,753

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)

Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(a)(b)(c)	$805	$692,332
9.25%, 06/15/39(b)	35	48,679

Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)(b)	855	646,069
5.13%, 01/30/43(b)	165	158,534
6.60%, 09/15/33(a)(b)	350	401,456

PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	380	355,485
4.50%, 10/01/50 (Call 04/01/30)(c)	670	602,412

Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	421	304,818

Pricoa Global Funding I
0.80%, 09/01/25(a)(b)	682	616,013
1.15%, 12/06/24(b)	935	873,111
1.20%, 09/01/26(a)(b)	992	884,343
2.40%, 09/23/24(b)	787	757,166
3.45%, 09/01/23(a)(b)	270	268,691
4.20%, 08/28/25(a)	210	209,140

Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	339	283,517

Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)(a)	503	416,346
3.10%, 11/15/26 (Call 08/15/26)	650	613,748
3.40%, 05/15/25 (Call 02/15/25)	184	179,942
3.70%, 05/15/29 (Call 02/15/29)(a)	628	590,665
4.30%, 11/15/46 (Call 05/15/46)(a)	325	288,023
4.35%, 05/15/43	380	338,583
4.63%, 09/15/42	240	221,844
6.05%, 10/15/36	760	832,099

Principal Life Global Funding, 1.38%, 01/10/25(b)	330	307,686

Principal Life Global Funding II
0.50%, 01/08/24(a)(b)	442	421,160
0.75%, 04/12/24(a)(b)	340	320,042
0.75%, 08/23/24(a)(b)	425	394,303
0.88%, 01/12/26(b)	616	545,795
1.25%, 06/23/25(b)	371	339,195
1.25%, 08/16/26(b)	563	496,338
1.50%, 11/17/26(b)	292	258,478
1.50%, 08/27/30(b)	645	506,295
1.63%, 11/19/30(b)	200	157,482
2.25%, 11/21/24(a)(b)	408	388,999
2.50%, 09/16/29(b)	647	562,143
3.00%, 04/18/26(b)	835	791,915

Progressive Corp. (The)
2.45%, 01/15/27(a)	690	651,695
2.50%, 03/15/27 (Call 02/15/27)	250	235,068
3.00%, 03/15/32 (Call 12/15/31)(a)	320	288,996
3.20%, 03/26/30 (Call 12/26/29)	865	804,479
3.70%, 01/26/45	322	269,481
3.70%, 03/15/52 (Call 09/15/51)	355	299,945
3.95%, 03/26/50 (Call 09/26/49)	532	469,953
4.00%, 03/01/29 (Call 12/01/28)	596	590,958
4.13%, 04/15/47 (Call 10/15/46)	607	558,490
4.20%, 03/15/48 (Call 09/15/47)	625	574,359
4.35%, 04/25/44	315	288,473
6.25%, 12/01/32	425	483,889
6.63%, 03/01/29(a)	110	124,377

Security	Par (000)	Value

Insurance (continued)

Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	$561	$508,726
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	437	421,868

Protective Life Global Funding
0.47%, 01/12/24(a)(b)	210	199,377
0.63%, 10/13/23(a)(b)	405	390,444
0.78%, 07/05/24(b)	600	561,362
1.17%, 07/15/25(b)	750	684,292
1.30%, 09/20/26(a)(b)	450	398,249
1.62%, 04/15/26(a)(b)	810	733,127
1.65%, 01/13/25(b)	230	214,372
1.74%, 09/21/30(b)	745	592,237
1.90%, 07/06/28(b)	540	461,176
3.10%, 04/15/24(b)	435	425,616
3.22%, 03/28/25(b)	845	816,348
4.71%, 07/06/27(b)	200	199,857

Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	678	620,799
2.10%, 03/10/30 (Call 12/10/29)(a)	435	369,199
3.00%, 03/10/40 (Call 09/10/39)(a)	510	407,901
3.70%, 10/01/50 (Call 07/01/30)(c)	670	581,225
3.70%, 03/13/51 (Call 09/13/50)	1,438	1,189,675
3.88%, 03/27/28 (Call 12/27/27)(a)	470	460,997
3.91%, 12/07/47 (Call 06/07/47)	812	709,114
3.94%, 12/07/49 (Call 06/07/49)	922	792,294
4.35%, 02/25/50 (Call 08/25/49)	889	820,158
4.42%, 03/27/48 (Call 09/27/47)	639	590,116
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(c)	727	683,389
4.60%, 05/15/44(a)	370	353,546
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(c)	468	454,564
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(c)	383	376,383
5.70%, 12/14/36	858	923,310
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(c)	847	831,076
5.75%, 07/15/33	56	60,169
6.63%, 12/01/37(a)	175	202,255
6.63%, 06/21/40	515	587,266

Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	150	163,765

Prudential PLC
3.13%, 04/14/30	949	847,471
3.63%, 03/24/32 (Call 12/24/31)	585	528,583

QBE Insurance Group Ltd., 7.50%, 11/24/43 (Call 11/24/23)(a)(b)(c)	55	56,031

Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	711	623,726
3.90%, 05/15/29 (Call 02/15/29)	595	557,241
3.95%, 09/15/26 (Call 06/15/26)	660	650,294
4.70%, 09/15/23(a)	33	33,164

Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)(b)	830	736,035
2.50%, 10/30/24(b)	775	741,543
2.75%, 05/07/25(a)(b)	557	529,849
2.75%, 01/21/27(b)	410	378,396
3.85%, 09/19/23(a)(b)	50	49,911

RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	544	513,294

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.70%, 04/01/25 (Call 01/01/25)	$96	$93,931

RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)	330	307,291

RGA Global Funding
2.00%, 11/30/26(a)(b)	595	539,552
2.70%, 01/18/29(b)	525	458,948

Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	535	427,906
4.45%, 05/12/27 (Call 02/12/27)(a)(b)	620	586,823
4.75%, 04/08/32 (Call 01/08/32)(b)	745	654,216

SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(a)(b)	795	635,848
5.13%, 11/13/26 (Call 09/13/26)(a)(b)	878	836,699

Securian Financial Group Inc., 4.80%, 04/15/48(b)	560	476,040

Security Benefit Global Funding, 1.25%, 05/17/24(b)	295	277,292

Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	125	116,509

Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	190	175,034

Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	320	358,553

Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	801	660,141

Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31)(b)(c)	878	774,628
4.00%, 09/14/77 (Call 09/14/27), (3 mo. LIBOR US + 2.993%)(a)(b)(c)	645	611,674
6.50%, 09/20/73 (Call 09/20/23)(b)(c)	975	985,084

Swiss Re America Holding Corp., 7.00%, 02/15/26	45	48,667

Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(b)(c)	769	730,550

Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	553	514,986

Symetra Financial Corp., 4.25%, 07/15/24	155	154,818

Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	907	689,950
4.27%, 05/15/47 (Call 11/15/46)(b)	1,811	1,630,994
4.38%, 09/15/54 (Call 09/15/24)(b)(c)	455	442,496
4.90%, 09/15/44(a)(b)	1,284	1,243,021
6.85%, 12/16/39(b)	1,104	1,297,252

Transatlantic Holdings Inc., 8.00%, 11/30/39	595	752,323

Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	250	173,712
3.05%, 06/08/51 (Call 12/08/50)	300	228,617
3.75%, 05/15/46 (Call 11/15/45)	490	422,987
4.00%, 05/30/47 (Call 11/30/46)	846	753,943
4.05%, 03/07/48 (Call 09/07/47)	373	332,765
4.10%, 03/04/49 (Call 09/04/48)	712	639,110
4.30%, 08/25/45 (Call 02/25/45)	373	338,098
4.60%, 08/01/43	490	467,606
5.35%, 11/01/40	649	686,878
6.25%, 06/15/37	570	667,086
6.75%, 06/20/36	715	856,191

Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	559	651,509

Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)(a)	357	353,016
6.13%, 08/15/43	512	519,625

Trustage Financial Group Inc., 4.63%, 04/15/32 (Call 01/15/32)(b)	130	118,231

Unum Group
3.88%, 11/05/25	20	19,531
4.00%, 03/15/24	385	386,760
4.00%, 06/15/29 (Call 03/15/29)	61	56,620

Security	Par (000)	Value

Insurance (continued)
4.13%, 06/15/51 (Call 12/15/50)(a)	$625	$460,288
4.50%, 12/15/49 (Call 06/15/49)	340	263,702
5.75%, 08/15/42(a)	241	222,985

Voya Financial Inc.
3.65%, 06/15/26	620	602,383
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(c)	369	306,439
4.80%, 06/15/46	343	306,720
5.70%, 07/15/43	644	642,562

W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	405	271,674
3.55%, 03/30/52 (Call 09/30/51)	292	223,503
4.00%, 05/12/50 (Call 11/12/49)	470	390,070
4.75%, 08/01/44(a)	325	301,112

Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	275	294,412

Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	355	272,170
5.15%, 01/15/49 (Call 07/15/48)(b)	380	372,196

Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	720	622,424
3.60%, 05/15/24 (Call 03/15/24)	745	735,883
3.88%, 09/15/49 (Call 03/15/49)	556	430,641
4.50%, 09/15/28 (Call 06/15/28)	807	785,442
4.65%, 06/15/27 (Call 05/15/27)	210	206,012
5.05%, 09/15/48 (Call 03/15/48)	195	179,607

WR Berkley Corp., 6.25%, 02/15/37(a)	175	191,997

XLIT Ltd.
5.25%, 12/15/43	400	421,554
5.50%, 03/31/45	450	457,385

		326,428,286

Internet — 1.7%

Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	555	460,221
2.70%, 02/09/41 (Call 08/09/40)	375	254,700
3.15%, 02/09/51 (Call 08/09/50)	785	519,659
3.25%, 02/09/61 (Call 08/09/60)	560	360,314
3.40%, 12/06/27 (Call 09/06/27)(a)	2,347	2,216,223
3.60%, 11/28/24 (Call 08/28/24)(a)	2,163	2,131,066
4.00%, 12/06/37 (Call 06/06/37)(a)	2,467	2,065,370
4.20%, 12/06/47 (Call 06/06/47)(a)	1,125	900,862
4.40%, 12/06/57 (Call 06/06/57)	1,000	799,448
4.50%, 11/28/34 (Call 05/28/34)	885	807,081

Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	976	891,857
0.80%, 08/15/27 (Call 06/15/27)(a)	1,245	1,087,165
1.10%, 08/15/30 (Call 05/15/30)	1,971	1,605,367
1.90%, 08/15/40 (Call 02/15/40)	1,305	920,254
2.00%, 08/15/26 (Call 05/15/26)	1,639	1,543,074
2.05%, 08/15/50 (Call 02/15/50)	1,990	1,311,401
2.25%, 08/15/60 (Call 02/15/60)	1,642	1,046,718
3.38%, 02/25/24	621	619,701

Amazon.com Inc.
0.45%, 05/12/24	1,362	1,291,650
0.80%, 06/03/25 (Call 05/03/25)	1,947	1,798,989
1.00%, 05/12/26 (Call 04/12/26)	1,115	1,009,566
1.20%, 06/03/27 (Call 04/03/27)	1,400	1,243,985
1.50%, 06/03/30 (Call 03/03/30)	1,914	1,592,483
1.65%, 05/12/28 (Call 03/12/28)	2,265	2,011,433
2.10%, 05/12/31 (Call 02/12/31)	2,040	1,755,064

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.50%, 06/03/50 (Call 12/03/49)	$2,535	$1,763,678
2.70%, 06/03/60 (Call 12/03/59)	1,584	1,061,837
2.73%, 04/13/24	150	148,512
2.80%, 08/22/24 (Call 06/22/24)	2,242	2,214,137
2.88%, 05/12/41 (Call 11/12/40)	1,960	1,563,695
3.00%, 04/13/25	510	502,364
3.10%, 05/12/51 (Call 11/12/50)	2,455	1,912,802
3.15%, 08/22/27 (Call 05/22/27)	2,417	2,333,827
3.25%, 05/12/61 (Call 11/12/60)	1,605	1,218,849
3.30%, 04/13/27 (Call 03/13/27)	1,760	1,718,065
3.45%, 04/13/29 (Call 02/13/29)	1,760	1,701,936
3.60%, 04/13/32 (Call 01/13/32)	2,870	2,751,050
3.80%, 12/05/24 (Call 09/05/24)(a)	1,568	1,575,208
3.88%, 08/22/37 (Call 02/22/37)	2,653	2,489,461
3.95%, 04/13/52 (Call 10/13/51)	2,330	2,118,737
4.05%, 08/22/47 (Call 02/22/47)	3,228	2,995,235
4.10%, 04/13/62 (Call 10/13/61)	1,430	1,287,032
4.25%, 08/22/57 (Call 02/22/57)	1,843	1,729,460
4.80%, 12/05/34 (Call 06/05/34)(a)	1,390	1,466,063
4.95%, 12/05/44 (Call 06/05/44)(a)	1,498	1,565,470
5.20%, 12/03/25 (Call 09/03/25)	1,742	1,813,884

Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	235	206,463
2.38%, 08/23/31 (Call 05/23/31)(a)	465	381,708
3.08%, 04/07/25 (Call 03/07/25)(a)	395	379,860
3.43%, 04/07/30 (Call 01/07/30)	390	353,027
3.63%, 07/06/27	560	533,173
3.88%, 09/29/23 (Call 08/29/23)(a)	360	358,654
4.38%, 03/29/28 (Call 12/29/27)(a)	594	577,417
4.88%, 11/14/28 (Call 08/14/28)(a)	455	453,287

Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	671	645,037
3.60%, 06/01/26 (Call 03/01/26)	1,316	1,296,301
3.65%, 03/15/25 (Call 12/15/24)	570	566,999
4.63%, 04/13/30 (Call 01/13/30)	1,326	1,333,735

eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	927	835,819
1.90%, 03/11/25 (Call 02/11/25)	812	766,515
2.60%, 05/10/31 (Call 02/10/31)(a)	856	709,266
2.70%, 03/11/30 (Call 12/11/29)	987	850,978
3.45%, 08/01/24 (Call 05/01/24)	988	977,120
3.60%, 06/05/27 (Call 03/05/27)(a)	797	769,667
3.65%, 05/10/51 (Call 11/10/50)	850	641,283
4.00%, 07/15/42 (Call 01/15/42)	731	606,877

Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	824	689,306
3.25%, 02/15/30 (Call 11/15/29)	1,381	1,194,327
3.80%, 02/15/28 (Call 11/15/27)	992	922,679
4.63%, 08/01/27 (Call 05/01/27)	784	763,204
5.00%, 02/15/26 (Call 11/15/25)(a)	989	991,325
6.25%, 05/01/25 (Call 02/01/25)(b)	976	1,001,587

JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(a)	214	195,524
3.88%, 04/29/26	225	219,599

Meituan
2.13%, 10/28/25 (Call 09/28/25)(b)	265	233,154
3.05%, 10/28/30 (Call 07/28/30)(a)(b)	800	579,230

Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	475	456,024
4.38%, 11/15/26(a)	1,020	989,400

Security	Par (000)	Value

Internet (continued)
4.88%, 04/15/28	$1,220	$1,186,450
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	650	620,834
5.38%, 11/15/29(a)(b)	1,090	1,073,650
5.75%, 03/01/24(a)	110	111,375
5.88%, 02/15/25(a)	853	872,192
5.88%, 11/15/28	2,020	2,042,644
6.38%, 05/15/29	570	590,122

Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)(b)	1,367	1,014,903
3.26%, 01/19/27 (Call 12/19/26)(b)	500	432,670
3.68%, 01/21/30 (Call 10/21/29)(a)(b)	1,176	946,042
3.83%, 02/08/51 (Call 08/08/50)(b)	1,192	743,092
4.03%, 08/03/50 (Call 02/03/50)(b)	1,770	1,114,508
4.19%, 01/19/32 (Call 10/19/31)(a)(b)	200	160,120
4.85%, 07/06/27 (Call 04/06/27)(b)	100	92,250
4.99%, 01/19/52 (Call 07/19/51)(b)	285	204,963

Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(b)	200	183,791
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	1,575	1,309,711
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	945	805,065
3.24%, 06/03/50 (Call 12/03/49)(b)	1,720	1,146,955
3.28%, 04/11/24 (Call 03/11/24)(b)	950	934,257
3.29%, 06/03/60 (Call 12/03/59)(a)(b)	400	253,828
3.58%, 04/11/26 (Call 02/11/26)(b)	593	576,455
3.60%, 01/19/28 (Call 10/19/27)(b)	1,560	1,460,794
3.68%, 04/22/41 (Call 10/22/40)(b)	740	574,632
3.80%, 02/11/25(b)	55	54,430
3.84%, 04/22/51 (Call 10/22/50)(b)	1,740	1,290,916
3.93%, 01/19/38 (Call 07/19/37)(a)(b)	639	530,208
3.94%, 04/22/61 (Call 10/22/60)(b)	975	709,517
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	2,366	2,225,640
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	480	403,250

Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)(a)	60	54,083
2.00%, 09/03/30 (Call 06/03/30)	720	543,371

VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	920	754,981
4.75%, 07/15/27 (Call 10/03/22)(a)	795	782,204
5.25%, 04/01/25 (Call 01/01/25)	555	563,708

Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	435	344,067
3.50%, 07/05/24 (Call 06/05/24)	910	879,629

		115,240,805

Iron & Steel — 0.3%

ArcelorMittal SA
3.60%, 07/16/24	35	34,640
4.25%, 07/16/29(a)	507	480,996
4.55%, 03/11/26	415	406,722
6.75%, 03/01/41(a)	476	472,217
7.00%, 10/15/39(a)	704	710,188

Gerdau Trade Inc., 4.88%, 10/24/27(b)	100	100,325

GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	585	545,767

Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)(a)	575	542,281
2.70%, 06/01/30 (Call 03/01/30)(a)	954	832,142
2.98%, 12/15/55 (Call 06/15/55)	887	592,775
3.13%, 04/01/32 (Call 01/01/32)(a)	385	338,935
3.85%, 04/01/52 (Call 09/01/51)	580	468,889
3.95%, 05/23/25(a)	430	426,887
3.95%, 05/01/28 (Call 02/01/28)(a)	525	509,284

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
4.30%, 05/23/27 (Call 04/23/27)	$470	$467,312
4.40%, 05/01/48 (Call 11/01/47)	290	258,591
5.20%, 08/01/43 (Call 02/01/43)	25	24,550
6.40%, 12/01/37	25	27,855

POSCO Holdings Inc.
2.50%, 01/17/25(b)	300	285,945
2.75%, 07/15/24(b)	490	475,268

Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)(a)	565	517,313
2.15%, 08/15/30 (Call 05/15/30)	934	749,376
6.85%, 11/15/36	445	500,584

Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	252	215,385
2.40%, 06/15/25 (Call 05/15/25)	542	513,690
2.80%, 12/15/24 (Call 11/15/24)	491	476,325
3.25%, 01/15/31 (Call 10/15/30)	530	457,819
3.25%, 10/15/50 (Call 04/15/50)	361	246,144
3.45%, 04/15/30 (Call 01/15/30)	680	604,268
5.00%, 12/15/26 (Call 10/03/22)	560	558,878

Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	1,675	1,456,798
6.25%, 08/10/26(a)	900	944,019
6.88%, 11/21/36	1,287	1,335,906
6.88%, 11/10/39(a)	1,392	1,445,940
8.25%, 01/17/34(a)	185	219,687

Vale SA, 5.63%, 09/11/42(a)	612	572,394

		18,816,095

Leisure Time — 0.0%

Brunswick Corp.
0.85%, 08/18/24 (Call 10/03/22)	624	579,009
2.40%, 08/18/31 (Call 05/18/31)(a)	730	544,776
4.40%, 09/15/32 (Call 06/15/32)(a)	400	343,907
5.10%, 04/01/52 (Call 10/01/51)	385	283,825

Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(a)	124	119,973
4.63%, 07/28/45 (Call 01/28/45)(a)	443	344,779

		2,216,269

Lodging — 0.2%

Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)(a)	488	432,037
3.70%, 01/15/31 (Call 10/15/30)	652	568,835

Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 10/03/22)	210	199,643
4.38%, 09/15/28 (Call 06/15/28)	721	680,865
4.85%, 03/15/26 (Call 12/15/25)	732	736,184
5.63%, 04/23/25 (Call 03/23/25)	737	744,277
6.00%, 04/23/30 (Call 01/23/30)(a)	680	694,557

Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	457	452,503
3.75%, 03/15/25 (Call 12/15/24)	680	670,028
3.75%, 10/01/25 (Call 07/01/25)	504	492,080
4.50%, 10/01/34 (Call 04/01/34)	368	335,915
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	595	583,614
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	754	775,334
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	717	684,786
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,045	894,031
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	1,012	842,552
Series II, 2.75%, 10/15/33 (Call 07/15/33)	480	376,040
Series R, 3.13%, 06/15/26 (Call 03/15/26)	981	932,251
Series X, 4.00%, 04/15/28 (Call 01/15/28)	432	411,149

Security	Par (000)	Value

Lodging (continued)
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	$375	$375,350

Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)	73	62,962
4.88%, 06/18/30 (Call 03/18/30)	240	189,668
5.63%, 08/08/25 (Call 06/08/25)	300	273,180
5.90%, 08/08/28 (Call 05/08/28)	1,795	1,534,725

		13,942,566

Machinery — 0.9%

ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	336	328,598
4.38%, 05/08/42	575	531,164

Caterpillar Financial Services Corp.
0.45%, 09/14/23	965	934,151
0.45%, 05/17/24(a)	380	359,304
0.60%, 09/13/24	325	305,312
0.80%, 11/13/25	665	602,104
0.90%, 03/02/26(a)	603	546,948
0.95%, 01/10/24	300	289,162
1.10%, 09/14/27(a)	805	703,565
1.15%, 09/14/26	275	246,333
1.45%, 05/15/25(a)	482	453,197
1.70%, 01/08/27(a)	720	658,569
2.15%, 11/08/24	1,290	1,246,449
2.40%, 08/09/26	695	658,361
2.85%, 05/17/24	939	924,468
3.25%, 12/01/24	851	840,015
3.30%, 06/09/24	445	442,472
3.40%, 05/13/25	135	133,176
3.60%, 08/12/27(a)	300	294,549
3.65%, 12/07/23	697	697,592
3.65%, 08/12/25	500	496,874
3.75%, 11/24/23	591	592,136

Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	542	459,347
2.60%, 09/19/29 (Call 06/19/29)	355	323,712
2.60%, 04/09/30 (Call 01/09/30)(a)	932	843,860
3.25%, 09/19/49 (Call 03/19/49)	1,129	928,495
3.25%, 04/09/50 (Call 10/09/49)	826	687,567
3.40%, 05/15/24 (Call 02/15/24)	938	935,025
3.80%, 08/15/42	1,322	1,204,918
4.30%, 05/15/44 (Call 11/15/43)(a)	354	341,161
4.75%, 05/15/64 (Call 11/15/63)	365	373,549
5.20%, 05/27/41	981	1,054,811
5.30%, 09/15/35	420	453,018
6.05%, 08/15/36	310	356,385

CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	305	270,131
1.88%, 01/15/26 (Call 12/15/25)	1,042	949,009
3.95%, 05/23/25	330	324,777
4.20%, 01/15/24(a)	233	231,857

CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	517	489,856

Crane Holdings Co.
4.20%, 03/15/48 (Call 09/15/47)	215	170,235
4.45%, 12/15/23 (Call 09/15/23)	20	20,087

Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	719	699,829
2.88%, 09/07/49 (Call 03/07/49)(a)	784	611,361
3.10%, 04/15/30 (Call 01/15/30)(a)	420	392,393
3.75%, 04/15/50 (Call 10/15/49)(a)	839	773,247
3.90%, 06/09/42 (Call 12/09/41)(a)	830	775,100

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
5.38%, 10/16/29(a)	$728	$777,815
7.13%, 03/03/31(a)	207	248,063
8.10%, 05/15/30	45	56,076

Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	608	550,532
3.15%, 11/15/25 (Call 08/15/25)	375	363,412
5.38%, 10/15/35(a)	533	531,549
5.38%, 03/01/41 (Call 12/01/40)	407	399,223
6.60%, 03/15/38	50	54,801

Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	450	350,875
3.50%, 10/01/30 (Call 07/01/30)(a)	600	514,835

IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	515	435,811
3.00%, 05/01/30 (Call 02/01/30)(a)	687	604,813

John Deere Capital Corp.
0.40%, 10/10/23	267	257,769
0.45%, 01/17/24	585	560,083
0.45%, 06/07/24(a)	578	547,310
0.63%, 09/10/24	250	235,529
0.70%, 01/15/26	860	777,153
1.05%, 06/17/26	653	592,125
1.25%, 01/10/25(a)	680	642,287
1.30%, 10/13/26	470	424,436
1.45%, 01/15/31(a)	300	244,799
1.50%, 03/06/28	615	541,016
1.70%, 01/11/27(a)	637	580,286
1.75%, 03/09/27	503	458,592
2.00%, 06/17/31	810	686,814
2.05%, 01/09/25	577	554,599
2.13%, 03/07/25(a)	85	81,577
2.25%, 09/14/26(a)	463	438,274
2.35%, 03/08/27	240	224,832
2.45%, 01/09/30	755	668,200
2.60%, 03/07/24	323	317,863
2.65%, 06/24/24	882	867,812
2.65%, 06/10/26	503	482,613
2.80%, 09/08/27	393	373,177
2.80%, 07/18/29	977	902,986
3.05%, 01/06/28(a)	275	264,147
3.35%, 06/12/24(a)	770	766,245
3.35%, 04/18/29	375	358,374
3.40%, 06/06/25	335	331,677
3.40%, 09/11/25	280	276,388
3.45%, 01/10/24	416	414,854
3.45%, 03/13/25	685	680,458
3.45%, 03/07/29	538	518,384
3.65%, 10/12/23(a)	301	301,099
3.90%, 06/07/32(a)	315	309,900

nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	471	370,219
4.55%, 04/15/28 (Call 01/15/28)	413	390,829

Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	360	305,711
4.60%, 05/15/28 (Call 02/15/28)	365	352,043

Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,177	1,111,371
2.29%, 04/05/27 (Call 02/05/27)(a)	410	373,927
2.57%, 02/15/30 (Call 11/15/29)	1,519	1,307,007
3.11%, 02/15/40 (Call 08/15/39)	751	574,220

Security	Par (000)	Value

Machinery (continued)
3.36%, 02/15/50 (Call 08/15/49)	$597	$444,584

Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)(a)	435	354,112
2.80%, 08/15/61 (Call 02/15/61)	520	339,668
2.88%, 03/01/25 (Call 12/01/24)	455	442,981
3.50%, 03/01/29 (Call 12/01/28)	210	201,658
4.20%, 03/01/49 (Call 09/01/48)	462	428,479
6.25%, 12/01/37	262	295,181
6.70%, 01/15/28	394	435,947

Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	684	654,261
3.45%, 11/15/26 (Call 08/15/26)	1,088	1,012,202
4.40%, 03/15/24 (Call 02/15/24)	412	410,599
4.95%, 09/15/28 (Call 06/15/28)	1,094	1,060,742

Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	663	583,674
2.25%, 01/30/31 (Call 10/30/30)(a)	483	401,720
3.25%, 11/01/26 (Call 08/01/26)	496	474,468
4.38%, 11/01/46 (Call 05/01/46)	385	345,081

		59,194,376

Manufacturing — 0.9%

3M Co.
2.00%, 02/14/25 (Call 01/14/25)	836	796,758
2.25%, 09/19/26 (Call 06/19/26)(a)	618	576,415
2.38%, 08/26/29 (Call 05/26/29)	956	822,373
2.65%, 04/15/25 (Call 03/15/25)(a)	451	437,048
2.88%, 10/15/27 (Call 07/15/27)(a)	920	867,142
3.00%, 08/07/25	662	645,790
3.05%, 04/15/30 (Call 01/15/30)(a)	658	585,456
3.13%, 09/19/46 (Call 03/19/46)	773	567,632
3.25%, 02/14/24 (Call 01/14/24)	456	452,920
3.25%, 08/26/49 (Call 02/26/49)(a)	850	635,492
3.38%, 03/01/29 (Call 12/01/28)	662	613,776
3.63%, 09/14/28 (Call 06/14/28)	479	462,245
3.63%, 10/15/47 (Call 04/15/47)	748	598,441
3.70%, 04/15/50 (Call 10/15/49)(a)	537	436,033
3.88%, 06/15/44	20	17,045
4.00%, 09/14/48 (Call 03/14/48)(a)	965	813,677
5.70%, 03/15/37(a)	555	589,256

Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)(a)	595	468,818
2.75%, 03/01/30 (Call 12/01/29)	890	763,359
3.50%, 12/01/24 (Call 10/01/24)	336	331,336
3.75%, 12/01/27 (Call 09/01/27)	695	659,420

Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	652	619,349
3.92%, 09/15/47 (Call 03/15/47)	207	178,142
4.00%, 11/02/32(a)	740	707,276
4.15%, 03/15/33	170	163,909
4.15%, 11/02/42	873	783,070
4.70%, 08/23/52	105	102,250

GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)	425	411,782
4.55%, 05/15/32 (Call 02/15/32)	360	347,049

GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25(a)	435	424,323
4.42%, 11/15/35	5,676	5,366,855

General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	255	222,769
4.50%, 03/11/44(a)	315	282,086

80	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
5.88%, 01/14/38(a)	$335	$352,342
6.15%, 08/07/37(a)	505	530,902
6.75%, 03/15/32	2,834	3,207,780
6.88%, 01/10/39(a)	1,150	1,316,966

Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	1,211	1,163,413
3.50%, 03/01/24 (Call 12/01/23)	327	326,395
3.90%, 09/01/42 (Call 03/01/42)	895	793,665
4.88%, 09/15/41 (Call 03/15/41)(a)	325	326,062

Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	689	673,590
3.25%, 03/01/27 (Call 12/01/26)	556	533,188
3.25%, 06/14/29 (Call 03/14/29)	1,121	1,025,093
3.30%, 11/21/24 (Call 08/21/24)	394	387,444
3.65%, 06/15/24	690	683,744
4.00%, 06/14/49 (Call 12/14/48)	777	660,606
4.10%, 03/01/47 (Call 09/01/46)	430	376,283
4.20%, 11/21/34 (Call 05/21/34)	684	638,610
4.25%, 09/15/27 (Call 08/15/27)	235	232,563
4.45%, 11/21/44 (Call 05/21/44)	832	750,299
4.50%, 09/15/29 (Call 07/15/29)(a)	574	565,387
6.25%, 05/15/38	125	134,039

Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	650	608,567
5.90%, 07/15/32 (Call 04/15/32)(a)	194	193,089

Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(b)	1,591	1,519,915
1.20%, 03/11/26(b)	2,525	2,271,645
1.70%, 03/11/28(b)	1,385	1,206,952
2.00%, 09/15/23(b)	400	393,329
2.15%, 03/11/31(b)	1,941	1,650,035
2.35%, 10/15/26(b)	1,045	967,984
2.88%, 03/11/41(a)(b)	1,110	861,324
3.13%, 03/16/24(b)	275	271,964
3.25%, 05/27/25(b)	1,280	1,251,007
3.30%, 09/15/46(b)	1,066	863,588
3.40%, 03/16/27(b)	1,415	1,362,036
4.20%, 03/16/47(a)(b)	1,599	1,512,025
4.40%, 05/27/45(a)(b)	1,017	974,786
6.13%, 08/17/26(a)(b)	1,375	1,458,826

Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	687	560,148
3.00%, 06/01/30 (Call 03/01/30)	750	649,606
3.38%, 03/01/28 (Call 12/01/27)	527	484,847
3.65%, 03/15/27 (Call 12/15/26)	555	528,265
3.88%, 03/01/25 (Call 12/01/24)	450	443,963
3.90%, 09/17/29 (Call 06/17/29)	235	218,968
4.00%, 03/15/26 (Call 12/15/25)	470	460,297
4.30%, 03/01/24 (Call 12/01/23)(a)	350	351,211

Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	719	691,407
4.30%, 02/21/48 (Call 08/21/47)	210	177,766
5.75%, 06/15/43(a)	359	362,586

Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	511	491,682
3.55%, 11/01/24 (Call 08/01/24)	460	453,482
3.80%, 03/21/29 (Call 12/21/28)	714	672,757
4.50%, 03/21/49 (Call 09/21/48)	319	275,540
4.65%, 11/01/44 (Call 05/01/44)	385	337,025

		60,954,285

Security	Par (000)	Value

Media — 2.8%

Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	$845	$694,003
2.30%, 02/01/32 (Call 11/01/31)(a)	930	707,456
2.80%, 04/01/31 (Call 01/01/31)	1,205	976,211
3.50%, 06/01/41 (Call 12/01/40)	1,400	970,127
3.50%, 03/01/42 (Call 09/01/41)	1,399	966,360
3.70%, 04/01/51 (Call 10/01/50)	1,884	1,257,092
3.75%, 02/15/28 (Call 11/15/27)	1,062	983,229
3.85%, 04/01/61 (Call 10/01/60)	1,762	1,126,955
3.90%, 06/01/52 (Call 12/01/51)	2,010	1,361,880
3.95%, 06/30/62 (Call 12/30/61)	1,105	728,655
4.20%, 03/15/28 (Call 12/15/27)(a)	1,283	1,209,587
4.40%, 04/01/33 (Call 01/01/33)(a)	1,125	994,514
4.40%, 12/01/61 (Call 06/01/61)	1,154	811,600
4.50%, 02/01/24 (Call 01/01/24)	979	979,018
4.80%, 03/01/50 (Call 09/01/49)	2,324	1,824,156
4.91%, 07/23/25 (Call 04/23/25)	1,911	1,904,450
5.05%, 03/30/29 (Call 12/30/28)	1,314	1,265,070
5.13%, 07/01/49 (Call 01/01/49)	1,165	945,228
5.25%, 04/01/53 (Call 10/01/52)(a)	1,355	1,133,581
5.38%, 04/01/38 (Call 10/01/37)	910	797,963
5.38%, 05/01/47 (Call 11/01/46)	2,091	1,782,134
5.50%, 04/01/63 (Call 10/01/62)	950	794,915
5.75%, 04/01/48 (Call 10/01/47)	2,100	1,868,571
6.38%, 10/23/35 (Call 04/23/35)	1,776	1,757,939
6.48%, 10/23/45 (Call 04/23/45)	3,322	3,170,969
6.83%, 10/23/55 (Call 04/23/55)(a)	475	474,736

Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	1,553	1,247,247
1.95%, 01/15/31 (Call 10/15/30)	1,327	1,101,571
2.35%, 01/15/27 (Call 10/15/26)	936	871,516
2.45%, 08/15/52 (Call 02/15/52)(a)	1,013	656,461
2.65%, 02/01/30 (Call 11/01/29)	1,580	1,396,941
2.65%, 08/15/62 (Call 02/15/62)	1,118	708,655
2.80%, 01/15/51 (Call 07/15/50)	1,440	995,855
2.89%, 11/01/51 (Call 05/01/51)	3,635	2,559,243
2.94%, 11/01/56 (Call 05/01/56)	4,827	3,270,366
2.99%, 11/01/63 (Call 05/01/63)	3,046	2,036,703
3.15%, 03/01/26 (Call 12/01/25)	1,542	1,500,701
3.15%, 02/15/28 (Call 11/15/27)	1,978	1,877,706
3.20%, 07/15/36 (Call 01/15/36)	745	627,485
3.25%, 11/01/39 (Call 05/01/39)	1,303	1,061,203
3.30%, 02/01/27 (Call 11/01/26)	897	865,865
3.30%, 04/01/27 (Call 02/01/27)	525	507,211
3.38%, 02/15/25 (Call 11/15/24)	1,048	1,034,102
3.38%, 08/15/25 (Call 05/15/25)	1,299	1,277,410
3.40%, 04/01/30 (Call 01/01/30)(a)	1,437	1,341,536
3.40%, 07/15/46 (Call 01/15/46)	1,371	1,068,286
3.45%, 02/01/50 (Call 08/01/49)	1,458	1,149,591
3.55%, 05/01/28 (Call 02/01/28)	843	812,777
3.70%, 04/15/24 (Call 03/15/24)	1,803	1,796,951
3.75%, 04/01/40 (Call 10/01/39)	1,522	1,320,873
3.90%, 03/01/38 (Call 09/01/37)(a)	1,357	1,219,907
3.95%, 10/15/25 (Call 08/15/25)	2,478	2,473,904
3.97%, 11/01/47 (Call 05/01/47)	1,616	1,387,918
4.00%, 08/15/47 (Call 02/15/47)	743	643,171
4.00%, 03/01/48 (Call 09/01/47)	969	831,067
4.00%, 11/01/49 (Call 05/01/49)	1,646	1,406,084
4.05%, 11/01/52 (Call 05/01/52)	621	533,312

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.15%, 10/15/28 (Call 07/15/28)	$2,884	$2,858,837
4.20%, 08/15/34 (Call 02/15/34)	561	536,630
4.25%, 10/15/30 (Call 07/15/30)	1,456	1,431,601
4.25%, 01/15/33	1,184	1,148,138
4.40%, 08/15/35 (Call 02/15/35)	631	608,794
4.60%, 10/15/38 (Call 04/15/38)(a)	1,035	995,960
4.60%, 08/15/45 (Call 02/15/45)	757	704,256
4.65%, 07/15/42	1,045	984,036
4.70%, 10/15/48 (Call 04/15/48)	1,727	1,645,245
4.75%, 03/01/44	574	551,025
4.95%, 10/15/58 (Call 04/15/58)	970	950,381
5.65%, 06/15/35(a)	862	922,547
6.40%, 03/01/40	295	340,272
6.45%, 03/15/37	547	631,014
6.50%, 11/15/35	1,124	1,268,144
6.55%, 07/01/39(a)	645	761,445
6.95%, 08/15/37	745	897,389
7.05%, 03/15/33	729	862,303

Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	835	662,376
2.60%, 06/15/31 (Call 03/15/31)(b)	750	624,316
2.95%, 10/01/50 (Call 04/01/50)(b)	425	286,892
3.15%, 08/15/24 (Call 06/15/24)(b)	468	454,400
3.35%, 09/15/26 (Call 06/15/26)(b)	953	909,508
3.50%, 08/15/27 (Call 05/15/27)(b)	891	843,698
3.60%, 06/15/51 (Call 12/15/50)(b)	375	283,114
3.85%, 02/01/25 (Call 11/01/24)(a)(b)	976	957,807
4.50%, 06/30/43 (Call 12/30/42)(b)	770	666,016
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	275	245,207
4.70%, 12/15/42(b)	585	525,989
4.80%, 02/01/35 (Call 08/01/34)(b)	846	791,977
8.38%, 03/01/39(b)	750	968,579

Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	509	492,684
3.63%, 05/15/30 (Call 02/15/30)	913	799,890
3.80%, 03/13/24 (Call 01/13/24)(a)	396	391,597
3.90%, 11/15/24 (Call 08/15/24)	320	313,045
3.95%, 06/15/25 (Call 03/15/25)	453	442,098
3.95%, 03/20/28 (Call 12/20/27)	1,600	1,469,733
4.00%, 09/15/55 (Call 03/15/55)	1,172	776,454
4.13%, 05/15/29 (Call 02/15/29)	893	813,764
4.65%, 05/15/50 (Call 11/15/49)	709	538,623
4.88%, 04/01/43(a)	548	437,271
4.90%, 03/11/26 (Call 12/11/25)(a)	836	834,620
4.95%, 05/15/42	130	105,563
5.00%, 09/20/37 (Call 03/20/37)	490	427,491
5.20%, 09/20/47 (Call 03/20/47)	1,600	1,310,249
5.30%, 05/15/49 (Call 11/15/48)	653	541,298
6.35%, 06/01/40(a)	965	917,945

FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)(a)	259	243,367
3.45%, 03/01/32 (Call 12/01/31)	500	437,040

Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	1,187	1,147,137
3.50%, 04/08/30 (Call 01/08/30)	695	630,428
4.03%, 01/25/24 (Call 12/25/23)	969	966,493
4.71%, 01/25/29 (Call 10/25/28)	1,743	1,724,961
5.48%, 01/25/39 (Call 07/25/38)	1,246	1,224,865
5.58%, 01/25/49 (Call 07/25/48)	1,461	1,412,566

Security	Par (000)	Value

Media (continued)

Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)(a)	$493	$490,766
5.00%, 05/13/45 (Call 11/13/44)	644	606,429
5.25%, 05/24/49 (Call 11/24/48)(a)	580	564,740
6.13%, 01/31/46 (Call 07/31/45)	545	596,467
6.63%, 03/18/25	874	915,436
6.63%, 01/15/40	1,124	1,208,208
8.50%, 03/11/32(a)	130	161,152

Meta Platforms Inc.
3.50%, 08/15/27	2,780	2,693,179
3.85%, 08/15/32	2,300	2,162,990
4.45%, 08/15/52	1,950	1,774,940
4.65%, 08/15/62	1,390	1,253,987

NBCUniversal Media LLC
4.45%, 01/15/43	820	757,250
5.95%, 04/01/41	960	1,072,528
6.40%, 04/30/40	535	621,185

Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	714	663,467
3.38%, 02/15/28 (Call 11/15/27)(a)	558	520,976
3.70%, 06/01/28 (Call 03/01/28)(a)	524	493,221
4.00%, 01/15/26 (Call 10/15/25)	847	833,359
4.20%, 06/01/29 (Call 03/01/29)	327	310,898
4.20%, 05/19/32 (Call 02/19/32)	881	775,195
4.38%, 03/15/43	1,435	1,082,853
4.60%, 01/15/45 (Call 07/15/44)	647	502,083
4.75%, 05/15/25 (Call 04/15/25)	532	536,064
4.85%, 07/01/42 (Call 01/01/42)	731	594,584
4.90%, 08/15/44 (Call 02/15/44)	705	561,095
4.95%, 01/15/31 (Call 10/15/30)	997	943,649
4.95%, 05/19/50 (Call 11/19/49)	733	598,407
5.25%, 04/01/44 (Call 10/01/43)	361	303,355
5.50%, 05/15/33	853	819,735
5.85%, 09/01/43 (Call 03/01/43)	890	807,573
5.90%, 10/15/40 (Call 04/15/40)	263	242,722
6.88%, 04/30/36	949	975,633
7.88%, 07/30/30	495	559,403

Sky Group Finance Ltd., 6.50%, 10/15/35(b)	696	774,837

Sky Ltd., 3.75%, 09/16/24(b)	1,439	1,429,932

TCI Communications Inc.
7.13%, 02/15/28	664	750,237
7.88%, 02/15/26	650	725,497

Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	727	704,366
4.30%, 11/23/23 (Call 08/23/23)	316	317,023
5.50%, 08/15/35(a)	355	357,008
5.65%, 11/23/43 (Call 05/23/43)	360	363,425
5.85%, 04/15/40	695	717,567

Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	963	727,883
5.50%, 09/01/41 (Call 03/01/41)	1,211	1,039,759
5.88%, 11/15/40 (Call 05/15/40)(a)	1,177	1,054,423
6.55%, 05/01/37	1,450	1,424,266
6.75%, 06/15/39	1,207	1,173,552
7.30%, 07/01/38	1,455	1,494,716

Time Warner Entertainment Co. LP, 8.38%, 07/15/33	1,298	1,494,627

TWDC Enterprises 18 Corp.
1.85%, 07/30/26	969	892,961
2.95%, 06/15/27(a)	632	606,889
3.00%, 02/13/26	940	912,464

82	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.00%, 07/30/46	$665	$505,688
3.15%, 09/17/25	793	775,186
3.70%, 12/01/42	608	518,245
4.13%, 06/01/44	915	839,380
4.38%, 08/16/41	629	593,794
Series B, 7.00%, 03/01/32	733	864,780
Series E, 4.13%, 12/01/41	838	758,655

Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,664	1,597,918
1.75%, 01/13/26	1,104	1,028,365
2.00%, 09/01/29 (Call 06/01/29)(a)	1,762	1,522,082
2.20%, 01/13/28(a)	754	685,739
2.65%, 01/13/31(a)	2,290	2,018,701
2.75%, 09/01/49 (Call 03/01/49)	1,740	1,249,156
3.35%, 03/24/25	1,723	1,698,024
3.38%, 11/15/26 (Call 08/15/26)	596	581,430
3.50%, 05/13/40 (Call 11/13/39)	1,605	1,367,547
3.60%, 01/13/51 (Call 07/13/50)(a)	2,040	1,708,377
3.70%, 09/15/24 (Call 06/15/24)	651	648,176
3.70%, 10/15/25 (Call 07/15/25)	446	442,937
3.70%, 03/23/27	488	484,954
3.80%, 03/22/30(a)	1,050	1,014,982
3.80%, 05/13/60 (Call 11/13/59)(a)	729	613,081
4.00%, 10/01/23(a)	213	213,857
4.63%, 03/23/40 (Call 09/23/39)	618	607,968
4.70%, 03/23/50 (Call 09/23/49)(a)	1,250	1,250,070
4.75%, 09/15/44 (Call 03/15/44)	616	608,568
4.75%, 11/15/46 (Call 05/15/46)(a)	672	657,392
4.95%, 10/15/45 (Call 04/15/45)	458	454,496
5.40%, 10/01/43	499	533,980
6.15%, 03/01/37	465	522,448
6.15%, 02/15/41(a)	709	811,081
6.20%, 12/15/34	920	1,041,962
6.40%, 12/15/35	799	919,627
6.55%, 03/15/33(a)	405	465,765
6.65%, 11/15/37(a)	1,198	1,421,239
7.75%, 12/01/45	114	151,250

		190,926,956

Metal Fabricate & Hardware — 0.1%

Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	1,068	1,055,593
3.90%, 01/15/43 (Call 07/15/42)	190	164,678
4.20%, 06/15/35 (Call 12/15/34)	450	435,839
4.38%, 06/15/45 (Call 12/15/44)	526	484,934

Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	29	28,719
4.13%, 04/01/32 (Call 01/01/32)	310	282,216
4.50%, 12/15/28 (Call 09/15/28)	500	480,224

Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	429	392,989
5.25%, 10/01/54 (Call 04/01/54)	280	265,746

Worthington Industries Inc., 4.55%, 04/15/26(a)	289	287,232

		3,878,170

Mining — 1.1%

Alcoa Nederland Holding BV
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	700	670,964
6.13%, 05/15/28 (Call 05/15/23)(b)	35	34,016

Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	430	365,384
2.63%, 09/10/30 (Call 06/10/30)(b)	875	713,013

Security	Par (000)	Value

Mining (continued)
2.88%, 03/17/31 (Call 12/17/30)(b)	$753	$620,625
3.63%, 09/11/24(b)	691	677,425
3.88%, 03/16/29 (Call 01/16/29)(b)	705	638,411
3.95%, 09/10/50 (Call 03/10/50)(b)	470	353,276
4.00%, 09/11/27(b)	584	551,598
4.50%, 03/15/28 (Call 12/15/27)(b)	605	577,340
4.75%, 04/10/27(a)(b)	960	940,345
4.75%, 03/16/52 (Call 09/16/51)(b)	510	430,093
4.88%, 05/14/25(b)	563	558,556
5.63%, 04/01/30 (Call 01/01/30)(b)	715	711,823

AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	700	613,826
3.75%, 10/01/30 (Call 07/01/30)(a)	262	222,486

Antofagasta PLC, 5.63%, 05/13/32 (Call 02/13/32)(b)	25	24,750

Barrick Gold Corp.
5.25%, 04/01/42	714	696,193
6.45%, 10/15/35	590	644,755

Barrick International Barbados Corp., 6.35%, 10/15/36(b)	750	799,637

Barrick North America Finance LLC
5.70%, 05/30/41	606	620,895
5.75%, 05/01/43	813	837,297
7.50%, 09/15/38	262	308,757

Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	975	1,021,708

BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	308	308,316
4.13%, 02/24/42	1,454	1,338,586
5.00%, 09/30/43	2,021	2,046,587
6.42%, 03/01/26	354	377,578

Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	884	779,358
3.15%, 01/14/30 (Call 10/14/29)(b)	1,121	989,410
3.15%, 01/15/51 (Call 07/15/50)(b)	665	448,882
3.63%, 08/01/27 (Call 05/01/27)(a)(b)	1,740	1,647,015
3.70%, 01/30/50 (Call 07/30/49)(b)	2,066	1,502,333
3.75%, 01/15/31 (Call 10/15/30)(b)	625	567,306
4.25%, 07/17/42(b)	670	540,969
4.38%, 02/05/49 (Call 08/05/48)(b)	1,383	1,137,507
4.50%, 09/16/25(b)	862	854,993
4.50%, 08/01/47 (Call 02/01/47)(b)	1,345	1,132,799
4.88%, 11/04/44(a)(b)	1,397	1,223,274
5.63%, 09/21/35(a)(b)	279	275,488
5.63%, 10/18/43(b)	260	248,932

Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(b)	195	189,345
5.32%, 04/14/32 (Call 01/01/32)(b)	1,000	924,759
6.20%, 04/14/52 (Call 10/14/51)(b)	425	377,187

Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)(a)	680	636,813
4.25%, 03/01/30 (Call 03/01/25)	625	566,027
4.38%, 08/01/28 (Call 08/01/23)(a)	445	418,872
4.55%, 11/14/24 (Call 08/14/24)(a)	622	623,906
4.63%, 08/01/30 (Call 08/01/25)(a)	976	903,515
5.00%, 09/01/27 (Call 10/03/22)(a)	580	572,115
5.25%, 09/01/29 (Call 09/01/24)(a)	525	505,803
5.40%, 11/14/34 (Call 05/14/34)(a)	720	682,754
5.45%, 03/15/43 (Call 09/15/42)	1,785	1,606,900

Fresnillo PLC
4.25%, 10/02/50 (Call 04/02/50)(b)	684	528,390
5.50%, 11/13/23(b)	179	180,658

Glencore Canada Corp., 6.20%, 06/15/35	500	494,341

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)

Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)(b)	$311	$286,408
6.00%, 11/15/41(a)(b)	545	522,478
6.90%, 11/15/37(b)	657	704,892

Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	830	756,748
1.63%, 04/27/26 (Call 03/27/26)(b)	800	709,111
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	1,017	826,915
2.63%, 09/23/31 (Call 06/23/31)(b)	540	429,446
2.85%, 04/27/31 (Call 01/27/31)(b)	675	556,836
3.38%, 09/23/51 (Call 03/23/51)(a)(b)	385	257,631
3.88%, 10/27/27 (Call 07/27/27)(a)(b)	610	575,954
3.88%, 04/27/51 (Call 10/27/50)(a)(b)	392	289,544
4.00%, 04/16/25(a)(b)	895	874,238
4.00%, 03/27/27 (Call 12/27/26)(b)	672	645,362
4.13%, 03/12/24 (Call 02/12/24)(a)(b)	710	704,981
4.63%, 04/29/24(b)	959	960,457
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	854	822,790

Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	1,573	1,576,932
5.45%, 05/15/30 (Call 02/15/30)(b)	1,200	1,177,008
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	395	337,243
6.53%, 11/15/28(b)	200	208,342
6.76%, 11/15/48(b)	445	420,875

Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(a)(b)	475	438,544
4.75%, 08/06/50 (Call 02/06/50)(b)	426	341,013
5.65%, 09/12/49 (Call 03/12/49)(a)(b)	590	534,841

Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	610	591,697
5.95%, 03/15/24 (Call 12/15/23)	342	348,073
6.88%, 09/01/41 (Call 03/01/41)(a)	260	262,522

Minera Mexico SA de CV, 4.50%, 01/26/50
(Call 07/26/49)(b)	795	623,081

Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(b)	255	218,820
4.70%, 05/12/31 (Call 02/12/31)(b)	855	652,813

Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	786	695,181
4.20%, 05/13/50 (Call 11/13/49)(a)(b)	355	279,446
5.75%, 11/15/41(a)(b)	820	790,362

Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	1,082	888,493
2.60%, 07/15/32 (Call 04/15/32)	965	789,740
2.80%, 10/01/29 (Call 07/01/29)	711	620,711
4.88%, 03/15/42 (Call 09/15/41)(a)	787	740,854
5.45%, 06/09/44 (Call 12/09/43)(a)	329	324,967
5.88%, 04/01/35	537	556,986
6.25%, 10/01/39	1,200	1,290,013

Rio Tinto Alcan Inc.
5.75%, 06/01/35	480	521,244
6.13%, 12/15/33(a)	1,109	1,252,334
7.25%, 03/15/31	195	231,543

Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	1,120	808,419
5.20%, 11/02/40	966	1,008,639
7.13%, 07/15/28	850	958,620

Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	811	743,671
4.75%, 03/22/42 (Call 09/22/41)	559	552,251

Security	Par (000)	Value

Mining (continued)

South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(b)	$590	$536,546

Southern Copper Corp.
3.88%, 04/23/25	586	574,280
5.25%, 11/08/42(a)	792	763,290
5.88%, 04/23/45(a)	1,068	1,113,548
6.75%, 04/16/40(a)	1,375	1,553,750
7.50%, 07/27/35(a)	829	973,039

Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	119	103,345
5.40%, 02/01/43 (Call 08/01/42)	359	318,530
6.00%, 08/15/40 (Call 02/15/40)(a)	427	410,175
6.13%, 10/01/35(a)	495	504,355
6.25%, 07/15/41 (Call 01/15/41)(a)	647	646,631

Vale Canada Ltd., 7.20%, 09/15/32(a)	50	55,125

Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)	975	765,199
4.63%, 12/15/27 (Call 09/15/27)(a)	381	359,581

		77,650,354

Office & Business Equipment — 0.1%

CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	1,070	962,867
3.25%, 02/15/29 (Call 08/15/23)	475	412,162
3.28%, 12/01/28 (Call 10/01/28)(a)	690	607,610
3.57%, 12/01/31 (Call 09/01/31)	795	667,750
4.13%, 05/01/25 (Call 10/03/22)(a)	750	736,884
4.25%, 04/01/28 (Call 10/03/22)(a)	750	694,267
5.50%, 12/01/24 (Call 06/01/24)	400	409,200

		4,490,740

Oil & Gas — 4.5%

Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(a)(b)	210	195,892
3.00%, 01/15/25 (Call 12/15/24)(b)	867	825,642
3.75%, 01/15/30 (Call 10/15/29)(a)(b)	949	852,952
4.00%, 01/15/31 (Call 10/15/30)(a)(b)	855	771,792

BG Energy Capital PLC, 5.13%, 10/15/41(b)	940	939,232

BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	752	621,245
2.72%, 01/12/32 (Call 10/12/31)	1,715	1,495,466
2.77%, 11/10/50 (Call 05/10/50)	1,385	971,481
2.94%, 06/04/51 (Call 12/04/50)(a)	2,055	1,472,699
3.00%, 02/24/50 (Call 08/24/49)	1,811	1,322,202
3.00%, 03/17/52 (Call 09/17/51)	1,120	813,467
3.02%, 01/16/27 (Call 10/16/26)	884	845,556
3.06%, 06/17/41 (Call 12/17/40)	1,600	1,255,734
3.12%, 05/04/26 (Call 02/04/26)	776	751,216
3.38%, 02/08/61 (Call 08/08/60)	1,958	1,469,520
3.41%, 02/11/26 (Call 12/11/25)	962	944,153
3.54%, 04/06/27 (Call 02/06/27)	632	615,287
3.59%, 04/14/27 (Call 01/14/27)	674	655,833
3.63%, 04/06/30 (Call 01/06/30)	1,332	1,260,907
3.80%, 09/21/25 (Call 07/21/25)	660	657,291
3.94%, 09/21/28 (Call 06/21/28)	1,331	1,299,203
4.23%, 11/06/28 (Call 08/06/28)	1,730	1,715,485

BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	1,159	1,109,800
3.72%, 11/28/28 (Call 08/28/28)	891	862,615
4.38%, (Call 06/22/25)(c)(d)	100	95,725
4.88%, (Call 03/22/30)(a)(c)(d)	1,470	1,344,683

Burlington Resources LLC, 5.95%, 10/15/36	145	156,177

84	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)

Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	$657	$611,674
2.95%, 07/15/30 (Call 04/15/30)	704	613,220
3.80%, 04/15/24 (Call 01/15/24)	704	697,503
3.85%, 06/01/27 (Call 03/01/27)	978	933,588
3.90%, 02/01/25 (Call 11/01/24)	525	516,460
4.95%, 06/01/47 (Call 12/01/46)(a)	547	517,319
5.85%, 02/01/35	547	544,757
6.25%, 03/15/38(a)	1,012	1,057,314
6.45%, 06/30/33	605	638,605
6.50%, 02/15/37	500	523,355
6.75%, 02/01/39	513	555,321
7.20%, 01/15/32(a)	175	195,836

Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	615	504,767
3.75%, 02/15/52 (Call 08/15/51)	582	449,505
4.25%, 04/15/27 (Call 01/15/27)	1,010	994,865
4.40%, 04/15/29 (Call 01/15/29)	904	878,230
5.25%, 06/15/37 (Call 12/15/36)	400	383,860
5.38%, 07/15/25 (Call 04/15/25)	943	967,600
5.40%, 06/15/47 (Call 12/15/46)(a)	600	581,417
6.75%, 11/15/39(a)	995	1,087,685
6.80%, 09/15/37	925	1,005,768

Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	1,948	1,838,134
2.00%, 05/11/27 (Call 03/11/27)	1,071	990,075
2.24%, 05/11/30 (Call 02/11/30)	1,608	1,408,898
2.90%, 03/03/24 (Call 01/03/24)	493	487,793
2.95%, 05/16/26 (Call 02/16/26)	1,088	1,053,820
2.98%, 05/11/40 (Call 11/11/39)	445	351,373
3.08%, 05/11/50 (Call 11/11/49)	966	768,795
3.33%, 11/17/25 (Call 08/17/25)	1,596	1,571,774

Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	551	503,353
1.02%, 08/12/27 (Call 06/12/27)	1,253	1,092,465
2.34%, 08/12/50 (Call 02/12/50)	1,119	771,618
3.25%, 10/15/29 (Call 07/15/29)	364	340,444
3.85%, 01/15/28 (Call 10/15/27)	532	525,544
3.90%, 11/15/24 (Call 08/15/24)	667	672,701
5.25%, 11/15/43 (Call 05/15/43)	220	232,023
6.00%, 03/01/41 (Call 09/01/40)	80	91,953

CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/03/23(b)	410	412,223

CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	325	328,075

CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(a)	485	446,314
3.30%, 09/30/49 (Call 03/30/49)	500	350,720
4.25%, 05/09/43	200	171,246

CNOOC Finance 2014 ULC
4.25%, 04/30/24	619	620,635
4.88%, 04/30/44	385	358,736

CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	330	278,052

CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	350	344,587
4.38%, 05/02/28	655	659,201

CNOOC Petroleum North America ULC
5.88%, 03/10/35	649	667,010
6.40%, 05/15/37	624	668,049
7.50%, 07/30/39	675	817,024

Security	Par (000)	Value

Oil & Gas (continued)
7.88%, 03/15/32	$489	$596,006

Conoco Funding Co., 7.25%, 10/15/31	175	205,471

ConocoPhillips
4.88%, 10/01/47 (Call 04/01/47)	50	49,358
5.90%, 10/15/32(a)	729	809,039
6.50%, 02/01/39	320	375,854

ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)(a)	475	459,524
3.35%, 11/15/24 (Call 08/15/24)(a)	265	262,921
3.76%, 03/15/42 (Call 09/15/41)(b)	2,124	1,862,420
3.80%, 03/15/52 (Call 09/15/51)	1,070	921,283
4.03%, 03/15/62 (Call 09/15/61)(b)	3,020	2,571,064
4.30%, 11/15/44 (Call 05/15/44)(a)	132	121,411
5.95%, 03/15/46 (Call 09/15/45)	75	85,321
6.95%, 04/15/29	80	91,254

Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(b)	753	663,837
2.88%, 04/01/32 (Call 01/01/32)(b)	845	659,002
3.80%, 06/01/24 (Call 03/01/24)	1,210	1,193,520
4.38%, 01/15/28 (Call 10/15/27)	963	907,050
4.90%, 06/01/44 (Call 12/01/43)(a)	811	636,497
5.75%, 01/15/31 (Call 07/15/30)(b)	1,220	1,167,739

Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(b)	760	725,277
4.38%, 06/01/24 (Call 03/01/24)(b)	779	774,214
4.38%, 03/15/29 (Call 12/15/28)(b)	672	645,192

Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	765	725,344
4.75%, 05/15/42 (Call 11/15/41)	1,162	1,045,087
5.00%, 06/15/45 (Call 12/15/44)(a)	355	326,974
5.25%, 09/15/24 (Call 06/15/24)	568	576,611
5.25%, 10/15/27 (Call 10/15/22)(a)	303	307,171
5.60%, 07/15/41 (Call 01/15/41)	1,110	1,096,992
5.85%, 12/15/25 (Call 09/15/25)	704	726,518
5.88%, 06/15/28 (Call 06/15/23)	590	607,444
7.88%, 09/30/31	159	183,432
7.95%, 04/15/32	725	839,239

Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	956	824,291
3.25%, 12/01/26 (Call 10/01/26)(a)	912	874,797
3.50%, 12/01/29 (Call 09/01/29)(a)	902	818,274
4.25%, 03/15/52 (Call 09/15/51)	440	362,966
4.40%, 03/24/51 (Call 09/24/50)(a)	935	794,977

Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29	804	734,491
3.90%, 11/15/49	376	299,856
4.60%, 12/15/44	454	413,967
4.80%, 11/01/43	272	250,566

Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(b)	1,445	1,340,548
4.38%, 10/30/24(b)	575	571,406
4.50%, 09/14/47 (Call 03/14/47)(b)	686	507,318
5.25%, 11/06/29 (Call 08/06/29)(b)	285	274,313

Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	765	726,205
5.70%, 10/01/40(b)	440	436,821
Series X-R, 4.00%, 09/12/23(b)	747	744,412
Series X-R, 4.75%, 09/12/28(b)	1,410	1,391,153

Eni USA Inc., 7.30%, 11/15/27	240	264,775

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)

EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	$792	$778,851
3.90%, 04/01/35 (Call 10/01/34)	776	714,199
4.15%, 01/15/26 (Call 10/15/25)	981	981,886
4.38%, 04/15/30 (Call 01/15/30)(a)	408	407,414
4.95%, 04/15/50 (Call 10/15/49)(a)	720	746,510
5.10%, 01/15/36 (Call 07/15/35)	105	104,750

EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)(b)	875	823,413
3.63%, 05/15/31 (Call 05/15/30)(b)	585	516,412
3.90%, 10/01/27 (Call 07/01/27)	1,160	1,098,079
5.00%, 01/15/29 (Call 07/15/28)	465	454,514
6.13%, 02/01/25 (Call 01/01/25)	865	888,978
7.00%, 02/01/30 (Call 11/01/29)	680	727,658

Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	736	682,987
2.38%, 05/22/30 (Call 02/22/30)	517	453,668
2.65%, 01/15/24	597	588,991
2.88%, 04/06/25 (Call 03/06/25)(a)	776	754,910
3.00%, 04/06/27 (Call 02/06/27)	597	571,010
3.13%, 04/06/30 (Call 01/06/30)(a)	1,753	1,621,549
3.25%, 11/10/24	841	832,311
3.25%, 11/18/49 (Call 05/18/49)	852	680,670
3.63%, 09/10/28 (Call 06/10/28)	859	838,093
3.63%, 04/06/40 (Call 10/06/39)	839	736,768
3.70%, 03/01/24(a)	789	788,663
3.70%, 04/06/50 (Call 10/06/49)	847	735,266
3.95%, 05/15/43(a)	872	787,371
4.25%, 11/23/41	624	590,614
4.80%, 11/08/43	738	740,839
5.10%, 08/17/40	793	824,276
6.50%, 12/01/28(b)	580	638,748
6.80%, 01/15/28	275	307,160
7.15%, 11/15/25	453	492,634
7.25%, 09/23/27	734	830,061

Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	993	962,896
2.28%, 08/16/26 (Call 06/16/26)	1,107	1,045,831
2.44%, 08/16/29 (Call 05/16/29)(a)	1,220	1,100,124
2.61%, 10/15/30 (Call 07/15/30)(a)	1,503	1,342,105
2.71%, 03/06/25 (Call 12/06/24)	1,470	1,430,402
2.99%, 03/19/25 (Call 02/19/25)	2,104	2,058,336
3.00%, 08/16/39 (Call 02/16/39)	702	574,785
3.04%, 03/01/26 (Call 12/01/25)	2,136	2,080,107
3.10%, 08/16/49 (Call 02/16/49)	1,334	1,045,064
3.18%, 03/15/24 (Call 12/15/23)(a)	1,050	1,045,561
3.29%, 03/19/27 (Call 01/19/27)(a)	982	963,081
3.45%, 04/15/51 (Call 10/15/50)(a)	2,181	1,799,800
3.48%, 03/19/30 (Call 12/19/29)	1,683	1,610,708
3.57%, 03/06/45 (Call 09/06/44)	895	757,446
4.11%, 03/01/46 (Call 09/01/45)	2,362	2,174,007
4.23%, 03/19/40 (Call 09/19/39)	2,026	1,925,351
4.33%, 03/19/50 (Call 09/19/49)	2,391	2,275,205

GS Caltex Corp., 3.00%, 06/04/24(b)	485	470,590

Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(a)	570	481,905

Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	328	323,071
4.30%, 04/01/27 (Call 01/01/27)	900	878,688
5.60%, 02/15/41(a)	1,166	1,124,955

Security	Par (000)	Value

Oil & Gas (continued)
5.80%, 04/01/47 (Call 10/01/46)(a)	$330	$327,492
6.00%, 01/15/40(a)	839	854,329
7.13%, 03/15/33	709	785,615
7.30%, 08/15/31	907	1,013,337
7.88%, 10/01/29(a)	391	446,051

HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)(b)	305	275,744
5.88%, 04/01/26 (Call 01/01/26)(a)(b)	931	939,095

KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(b)	300	235,562
4.75%, 04/24/25(b)	410	399,542
4.75%, 04/19/27(b)	195	180,204
5.38%, 04/24/30(b)	1,145	1,067,487
5.75%, 04/19/47(b)	100	82,168
6.38%, 10/24/48(b)	1,380	1,161,745

Lundin Energy Finance BV
2.00%, 07/15/26 (Call 06/15/26)(a)(b)	1,130	1,007,997
3.10%, 07/15/31 (Call 04/15/31)(b)	955	803,309

Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	969	940,917
5.20%, 06/01/45 (Call 12/01/44)	369	335,439
6.60%, 10/01/37	995	1,044,802
6.80%, 03/15/32	853	911,035

Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	675	668,588
3.80%, 04/01/28 (Call 01/01/28)	824	777,538
4.50%, 04/01/48 (Call 10/01/47)	759	635,805
4.70%, 05/01/25 (Call 04/01/25)	1,142	1,149,314
4.75%, 09/15/44 (Call 03/15/44)	648	570,033
5.00%, 09/15/54 (Call 03/15/54)	313	280,425
5.13%, 12/15/26 (Call 09/15/26)	769	790,381
5.85%, 12/15/45 (Call 06/15/45)	320	301,917
6.50%, 03/01/41 (Call 09/01/40)	970	1,046,275

Motiva Enterprises LLC, 6.85%, 01/15/40(b)	1,190	1,167,345

Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	849	863,517

Ovintiv Inc.
6.50%, 08/15/34(a)	620	639,689
6.50%, 02/01/38	535	548,121
6.63%, 08/15/37(a)	610	626,257
7.20%, 11/01/31(a)	485	521,174
7.38%, 11/01/31	555	604,988
8.13%, 09/15/30	433	481,260

Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(b)	987	885,930
2.30%, 02/09/31 (Call 11/09/30)(b)	1,600	1,322,896
3.10%, 01/21/30 (Call 10/21/29)(a)(b)	290	259,200
3.10%, 08/27/30 (Call 05/25/30)(b)	535	476,045
3.65%, 07/30/29(b)	165	155,491
4.15%, 02/25/60 (Call 08/25/59)(b)	710	539,210
4.18%, 01/21/50 (Call 07/21/49)(a)(b)	1,020	824,454
4.70%, 07/30/49(a)(b)	840	731,068
5.63%, 05/20/43(b)	1,180	1,138,137
6.00%, 05/03/42(b)	1,280	1,281,011
6.45%, 05/30/44(b)	1,532	1,598,566
6.50%, 05/27/41(b)	175	182,380
6.50%, 11/07/48(a)(b)	635	659,220

Petroliam Nasional Bhd, 7.63%, 10/15/26(b)	590	669,137

Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(b)	1,145	995,838
3.40%, 04/28/61 (Call 10/28/60)(a)(b)	1,615	1,250,814

86	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.50%, 03/18/25(b)	$428	$422,307
3.50%, 04/21/30 (Call 01/21/30)(b)	1,713	1,642,694
4.50%, 03/18/45(b)	1,225	1,216,244
4.55%, 04/21/50 (Call 10/21/49)(b)	2,188	2,136,978
4.80%, 04/21/60 (Call 10/21/59)(b)	1,215	1,233,427

Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(a)(b)	500	450,357

Phillips 66
0.90%, 02/15/24 (Call 10/03/22)	955	912,779
1.30%, 02/15/26 (Call 01/15/26)	381	344,772
2.15%, 12/15/30 (Call 09/15/30)(a)	576	472,241
3.30%, 03/15/52 (Call 09/15/51)	825	613,794
3.85%, 04/09/25 (Call 03/09/25)	825	818,128
3.90%, 03/15/28 (Call 12/15/27)	1,318	1,263,090
4.65%, 11/15/34 (Call 05/15/34)	641	619,529
4.88%, 11/15/44 (Call 05/15/44)(a)	1,456	1,393,243
5.88%, 05/01/42	1,375	1,471,590

Phillips 66 Co.
2.45%, 12/15/24 (Call 11/15/24)(a)(b)	725	689,104
3.15%, 12/15/29 (Call 09/15/29)(b)	658	583,823
3.55%, 10/01/26 (Call 07/01/26)(b)	784	753,203
3.61%, 02/15/25 (Call 11/15/24)(b)	90	88,081
3.75%, 03/01/28 (Call 12/01/27)(b)	33	31,025
4.68%, 02/15/45 (Call 08/15/44)(b)	620	564,779
4.90%, 10/01/46 (Call 04/01/46)(b)	634	598,659

Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	354	316,261
1.90%, 08/15/30 (Call 05/15/30)	1,036	844,078
2.15%, 01/15/31 (Call 10/15/30)(a)	363	298,746

PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(b)	425	386,283
2.99%, 01/15/30 (Call 07/15/29)(a)(b)	50	44,484
3.90%, 12/06/59(b)	435	330,220

Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(b)	1,907	1,727,742
2.25%, 07/12/31 (Call 04/12/31)(b)	3,306	2,882,402
3.13%, 07/12/41 (Call 01/12/41)(b)	3,450	2,803,125
3.30%, 07/12/51 (Call 01/12/51)(b)	3,535	2,814,744

Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	345	343,920

Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	686	711,660
6.33%, 09/30/27(a)(b)	665	691,958

Reliance Industries Ltd.
2.88%, 01/12/32(a)(b)	1,560	1,321,993
3.63%, 01/12/52(a)(b)	1,650	1,245,074
3.67%, 11/30/27(a)(b)	100	95,304
3.75%, 01/12/62(b)	995	743,926
4.13%, 01/28/25(b)	577	571,969
4.88%, 02/10/45(b)	100	95,183

SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(b)	736	695,900
1.60%, 06/17/26 (Call 05/17/26)(b)	315	289,159
2.69%, 06/17/31 (Call 03/17/31)(b)	2,902	2,637,814

Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(b)	911	765,098

Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(b)	1,817	1,683,814
2.25%, 11/24/30 (Call 08/24/30)(a)(b)	1,987	1,728,769
2.88%, 04/16/24(a)(b)	1,437	1,408,404
3.25%, 11/24/50 (Call 05/24/50)(b)	1,876	1,404,085
3.50%, 04/16/29(b)	2,461	2,369,096

Security	Par (000)	Value

Oil & Gas (continued)
3.50%, 11/24/70 (Call 05/24/70)(b)	$1,775	$1,283,982
4.25%, 04/16/39(b)	4,022	3,780,197
4.38%, 04/16/49(b)	1,631	1,494,697

Shell International Finance BV
0.38%, 09/15/23(a)	705	680,806
2.00%, 11/07/24 (Call 10/07/24)(a)	1,313	1,269,498
2.38%, 11/07/29 (Call 08/07/29)	1,383	1,219,460
2.50%, 09/12/26	1,026	971,856
2.75%, 04/06/30 (Call 01/06/30)	1,306	1,172,353
2.88%, 05/10/26	1,386	1,336,588
2.88%, 11/26/41 (Call 05/26/41)	685	530,282
3.00%, 11/26/51 (Call 05/26/51)	1,075	807,312
3.13%, 11/07/49 (Call 05/07/49)	1,047	814,000
3.25%, 05/11/25	2,773	2,726,854
3.25%, 04/06/50 (Call 10/06/49)(a)	1,532	1,214,747
3.50%, 11/13/23 (Call 10/13/23)	623	621,740
3.63%, 08/21/42	871	742,717
3.75%, 09/12/46	1,014	869,039
3.88%, 11/13/28 (Call 08/13/28)	1,563	1,532,766
4.00%, 05/10/46	1,720	1,532,186
4.13%, 05/11/35	1,244	1,181,095
4.38%, 05/11/45	2,251	2,102,464
4.55%, 08/12/43	1,266	1,211,840
5.50%, 03/25/40	1,200	1,290,587
6.38%, 12/15/38	2,673	3,108,982

Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	230	205,938

Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	1,110	1,084,182

Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	567	570,336

Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(a)(b)	1,610	1,620,001

Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25(b)	1,920	1,879,814
4.10%, 04/28/45(a)(b)	225	196,003

Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(a)(b)	1,253	1,194,929
3.50%, 05/03/26(b)	435	428,454

Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(b)	775	747,582
3.63%, 04/12/27(a)(b)	1,200	1,180,593
4.00%, 09/13/47(b)	685	578,066
4.25%, 04/12/47(b)	300	265,934

Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(b)	200	184,215
2.15%, 05/13/25 (Call 04/13/25)(b)	1,360	1,293,895
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	889	775,508
2.50%, 08/08/24 (Call 07/08/24)(b)	680	661,480
2.50%, 11/12/24 (Call 10/12/24)(a)(b)	730	707,533
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	980	886,379
2.95%, 08/08/29 (Call 05/08/29)(b)	879	814,792
2.95%, 11/12/29 (Call 08/12/29)(a)(b)	619	573,604
3.10%, 01/08/51 (Call 07/08/50)(b)	175	124,537
3.35%, 05/13/50 (Call 11/13/49)(b)	780	577,613
3.44%, 11/12/49 (Call 05/12/49)(b)	435	326,153
3.68%, 08/08/49 (Call 02/08/49)(b)	887	713,282
3.75%, 09/12/23(a)(b)	300	299,745
4.13%, 09/12/25(b)	510	509,239
4.25%, 09/12/28(a)(b)	640	641,865
4.60%, 09/12/48(b)	738	683,912

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)

Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	$390	$311,768
4.00%, 11/15/47 (Call 05/15/47)	395	329,783
5.35%, 07/15/33	250	247,602
5.95%, 12/01/34(a)	459	474,892
5.95%, 05/15/35	935	955,545
6.50%, 06/15/38	956	1,041,281
6.80%, 05/15/38	985	1,085,674
6.85%, 06/01/39	1,101	1,224,934
7.00%, 11/15/28(a)	110	120,966
7.15%, 02/01/32	595	669,398
7.88%, 06/15/26	140	154,388

Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(b)	522	452,156
3.25%, 08/15/30 (Call 02/15/30)(b)	460	347,300
4.00%, 08/15/26(b)	685	589,100

Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(b)	540	442,406
3.50%, 10/17/49(b)	770	493,031
3.75%, 06/18/50(b)	405	271,192
4.63%, 11/20/28(b)	200	191,423
5.38%, 11/20/48(a)(b)	210	180,215

Tosco Corp., 8.13%, 02/15/30	215	259,406

TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	1,174	1,135,281
2.83%, 01/10/30 (Call 10/10/29)	1,000	902,361
2.99%, 06/29/41 (Call 12/29/40)	817	648,401
3.13%, 05/29/50 (Call 11/29/49)	1,895	1,460,977
3.39%, 06/29/60 (Call 12/29/59)	616	474,145
3.46%, 02/19/29 (Call 11/19/28)(a)	1,227	1,173,659
3.46%, 07/12/49 (Call 01/12/49)	1,115	914,501
3.70%, 01/15/24	617	617,859
3.75%, 04/10/24	1,044	1,045,087

TotalEnergies Capital SA, 3.88%, 10/11/28	619	604,602

Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	727	650,468
2.80%, 12/01/31 (Call 09/01/31)(a)	805	676,304
2.85%, 04/15/25 (Call 03/15/25)	301	291,415
3.40%, 09/15/26 (Call 06/15/26)(a)	355	346,214
3.65%, 03/15/25(a)	335	331,903
3.65%, 12/01/51 (Call 06/01/51)	955	727,878
4.00%, 04/01/29 (Call 01/01/29)	969	921,634
4.00%, 06/01/52 (Call 12/01/51)(a)	705	568,721
4.35%, 06/01/28 (Call 03/01/28)(a)	765	750,166
4.90%, 03/15/45(a)	388	356,398
6.63%, 06/15/37	1,571	1,704,567
7.50%, 04/15/32	600	693,612

Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	1,255	1,221,638
3.70%, 09/15/26 (Call 06/15/26)(a)(b)	920	878,586
3.70%, 03/15/28 (Call 12/15/27)(b)	460	425,712
4.50%, 03/04/29 (Call 12/04/28)(b)	1,076	1,031,639

XTO Energy Inc., 6.75%, 08/01/37	482	564,005

		313,667,789

Oil & Gas Services — 0.3%

Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	1,180	1,140,687

Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
1.23%, 12/15/23	400	387,527
2.06%, 12/15/26 (Call 11/15/26)(a)	835	759,779

Security	Par (000)	Value

Oil & Gas Services (continued)
3.14%, 11/07/29 (Call 08/07/29)	$565	$506,813
3.34%, 12/15/27 (Call 09/15/27)	1,648	1,541,479
4.08%, 12/15/47 (Call 06/15/47)(a)	1,068	887,998
4.49%, 05/01/30 (Call 02/01/30)	387	376,963

Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	1,056	933,246
3.80%, 11/15/25 (Call 08/15/25)(a)	612	605,489
4.50%, 11/15/41 (Call 05/15/41)	700	603,578
4.75%, 08/01/43 (Call 02/01/43)	428	379,767
4.85%, 11/15/35 (Call 05/15/35)	819	778,230
5.00%, 11/15/45 (Call 05/15/45)(a)	1,468	1,337,244
6.70%, 09/15/38	1,147	1,246,161
7.45%, 09/15/39	998	1,155,367

NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	588	519,621
3.95%, 12/01/42 (Call 06/01/42)	1,094	794,083

Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	575	537,794

Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	1,040	1,032,546
3.90%, 05/17/28 (Call 02/17/28)(b)	1,722	1,642,829
4.00%, 12/21/25 (Call 09/21/25)(b)	969	954,432
4.30%, 05/01/29 (Call 02/01/29)(b)	994	960,095

Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	1,244	1,096,293
3.65%, 12/01/23 (Call 09/01/23)	936	935,309

		21,113,330

Packaging & Containers — 0.3%

Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	680	647,524
4.50%, 05/15/28 (Call 02/15/28)	660	636,811

Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	553	459,557
2.69%, 05/25/31 (Call 02/25/31)	733	601,340
3.10%, 09/15/26 (Call 06/15/26)	430	407,806
4.00%, 05/17/25 (Call 04/17/25)(a)	455	449,350

AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	95	82,867

Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	425	402,414
1.57%, 01/15/26 (Call 12/15/25)	940	839,857
1.65%, 01/15/27 (Call 12/15/26)	605	519,995
4.88%, 07/15/26 (Call 10/03/22)(b)	1,485	1,445,694

Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	45	44,110

CCL Industries Inc.
3.05%, 06/01/30 (Call 03/01/30)(b)	745	630,814
3.25%, 10/01/26 (Call 07/01/26)(a)(b)	395	371,457
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	540	507,591
1.51%, 04/15/26 (Call 03/15/26)(b)	647	578,350

Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	500	445,473
3.05%, 10/01/51 (Call 04/01/51)	580	409,509
3.40%, 12/15/27 (Call 09/15/27)	761	717,887
3.65%, 09/15/24 (Call 06/15/24)	793	786,462
4.05%, 12/15/49 (Call 06/15/49)	589	495,579

Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(b)	293	256,916

Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(b)	630	550,675

Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	730	687,502
2.25%, 02/01/27 (Call 01/01/27)(a)	630	572,322

88	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
2.85%, 02/01/32 (Call 11/01/31)	$480	$401,422
3.13%, 05/01/30 (Call 02/01/30)	730	632,129

WestRock MWV LLC
7.95%, 02/15/31(a)	495	579,733
8.20%, 01/15/30(a)	315	367,912

WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	510	496,256
3.00%, 06/15/33 (Call 03/15/33)(a)	597	499,040
3.38%, 09/15/27 (Call 06/15/27)	274	258,053
3.75%, 03/15/25 (Call 01/15/25)	759	745,882
3.90%, 06/01/28 (Call 03/01/28)(a)	510	489,673
4.00%, 03/15/28 (Call 12/15/27)	518	498,595
4.20%, 06/01/32 (Call 03/01/32)(a)	536	504,992
4.65%, 03/15/26 (Call 01/15/26)	779	781,931
4.90%, 03/15/29 (Call 12/15/28)	749	747,231

		20,550,711

Pharmaceuticals — 4.3%

AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	2,866	2,769,757
2.95%, 11/21/26 (Call 09/21/26)	2,815	2,655,398
3.20%, 05/14/26 (Call 02/14/26)	2,206	2,113,847
3.20%, 11/21/29 (Call 08/21/29)	2,165	1,977,436
3.60%, 05/14/25 (Call 02/14/25)	2,329	2,286,302
3.75%, 11/14/23 (Call 10/14/23)(a)	868	865,988
3.80%, 03/15/25 (Call 12/15/24)	2,491	2,462,028
3.85%, 06/15/24 (Call 03/15/24)	1,329	1,322,399
4.05%, 11/21/39 (Call 05/21/39)	3,410	3,005,864
4.25%, 11/14/28 (Call 08/14/28)	1,412	1,386,945
4.25%, 11/21/49 (Call 05/21/49)	5,124	4,505,920
4.30%, 05/14/36 (Call 11/14/35)	938	873,108
4.40%, 11/06/42	2,404	2,174,811
4.45%, 05/14/46 (Call 11/14/45)	1,976	1,777,190
4.50%, 05/14/35 (Call 11/14/34)	2,554	2,429,098
4.55%, 03/15/35 (Call 09/15/34)	1,713	1,643,818
4.63%, 10/01/42 (Call 04/01/42)	385	353,443
4.70%, 05/14/45 (Call 11/14/44)(a)	2,487	2,316,293
4.75%, 03/15/45 (Call 09/15/44)	783	730,958
4.85%, 06/15/44 (Call 12/15/43)	887	841,952
4.88%, 11/14/48 (Call 05/14/48)	1,675	1,624,057

AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	495	421,397
2.80%, 05/15/30 (Call 02/15/30)	995	866,075
3.25%, 03/01/25 (Call 12/01/24)	304	297,260
3.40%, 05/15/24 (Call 02/15/24)	575	567,728
3.45%, 12/15/27 (Call 09/15/27)	563	536,941
4.25%, 03/01/45 (Call 09/01/44)(a)	670	581,877
4.30%, 12/15/47 (Call 06/15/47)(a)	517	461,216

Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 10/03/22)	1,304	1,234,393
1.20%, 05/28/26 (Call 04/28/26)	1,385	1,250,526
1.75%, 05/28/28 (Call 03/28/28)	980	865,151
2.25%, 05/28/31 (Call 02/28/31)	715	618,812

AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	1,287	1,145,630
1.38%, 08/06/30 (Call 05/06/30)	1,412	1,157,609
2.13%, 08/06/50 (Call 02/06/50)(a)	900	586,717
3.00%, 05/28/51 (Call 11/28/50)	680	532,257
3.13%, 06/12/27 (Call 03/12/27)(a)	450	433,714
3.38%, 11/16/25	1,785	1,752,234
4.00%, 01/17/29 (Call 10/17/28)	1,147	1,145,304

Security	Par (000)	Value

Pharmaceuticals (continued)
4.00%, 09/18/42	$1,150	$1,053,141
4.38%, 11/16/45	1,154	1,108,422
4.38%, 08/17/48 (Call 02/17/48)	926	897,458
6.45%, 09/15/37	1,580	1,858,126

Bayer Corp., 6.65%, 02/15/28(a)(b)	164	172,729

Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(a)(b)	837	818,472
3.88%, 12/15/23 (Call 11/15/23)(b)	1,406	1,394,929
3.95%, 04/15/45 (Call 10/15/44)(b)	723	550,252
4.20%, 07/15/34 (Call 01/15/34)(b)	944	844,476
4.25%, 12/15/25 (Call 10/15/25)(b)	2,287	2,249,586
4.38%, 12/15/28 (Call 09/15/28)(b)	2,867	2,756,098
4.40%, 07/15/44 (Call 01/15/44)(b)	672	547,063
4.63%, 06/25/38 (Call 12/25/37)(b)	982	873,422
4.65%, 11/15/43 (Call 05/15/43)(a)(b)	160	131,710
4.70%, 07/15/64 (Call 01/15/64)(a)(b)	745	608,588
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	1,790	1,621,292
5.50%, 08/15/25(b)	398	397,684
5.50%, 07/30/35(b)	245	237,556

Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	1,763	1,727,231

Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)(a)	1,097	893,300
2.82%, 05/20/30 (Call 02/20/30)(a)	766	675,546
3.36%, 06/06/24 (Call 04/06/24)	625	617,554
3.70%, 06/06/27 (Call 03/06/27)	1,523	1,479,160
3.73%, 12/15/24 (Call 09/15/24)(a)	1,068	1,058,467
3.79%, 05/20/50 (Call 11/20/49)	240	198,335
4.30%, 08/22/32	380	369,031
4.67%, 06/06/47 (Call 12/06/46)	1,272	1,211,991
4.69%, 12/15/44 (Call 06/15/44)(a)	1,006	953,605

Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 10/03/22)	785	758,796
0.75%, 11/13/25 (Call 10/13/25)	1,059	963,504
1.13%, 11/13/27 (Call 09/13/27)(a)	1,273	1,121,577
1.45%, 11/13/30 (Call 08/13/30)(a)	1,516	1,237,128
2.35%, 11/13/40 (Call 05/13/40)	963	704,015
2.55%, 11/13/50 (Call 05/13/50)	1,655	1,139,289
2.90%, 07/26/24 (Call 06/26/24)(a)	2,660	2,625,730
2.95%, 03/15/32 (Call 12/15/31)(a)	1,435	1,300,302
3.20%, 06/15/26 (Call 04/15/26)	1,481	1,451,314
3.25%, 11/01/23(a)	123	122,478
3.25%, 08/01/42	745	606,642
3.40%, 07/26/29 (Call 04/26/29)	1,136	1,083,939
3.55%, 03/15/42 (Call 09/15/41)	1,250	1,071,559
3.63%, 05/15/24 (Call 02/15/24)	429	428,369
3.70%, 03/15/52 (Call 09/15/51)	2,190	1,855,532
3.90%, 02/20/28 (Call 11/20/27)	1,228	1,218,558
3.90%, 03/15/62 (Call 09/15/61)	900	755,285
4.13%, 06/15/39 (Call 12/15/38)	1,855	1,737,590
4.25%, 10/26/49 (Call 04/26/49)	2,102	1,946,863
4.35%, 11/15/47 (Call 05/15/47)	1,224	1,154,764
4.50%, 03/01/44 (Call 09/01/43)(a)	200	190,516
4.55%, 02/20/48 (Call 08/20/47)	1,352	1,308,884
4.63%, 05/15/44 (Call 11/15/43)(a)	880	859,639
5.00%, 08/15/45 (Call 02/15/45)	530	541,135
5.88%, 11/15/36	164	176,243
6.80%, 11/15/26(a)	130	144,740

Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	859	842,263
3.41%, 06/15/27 (Call 03/15/27)	1,106	1,064,112

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.50%, 11/15/24 (Call 08/15/24)	$564	$559,815
3.75%, 09/15/25 (Call 06/15/25)	657	649,291
4.37%, 06/15/47 (Call 12/15/46)	412	350,620
4.50%, 11/15/44 (Call 05/15/44)	347	293,197
4.60%, 03/15/43	413	360,709
4.90%, 09/15/45 (Call 03/15/45)	464	413,546

Cigna Corp.
0.61%, 03/15/24 (Call 10/03/22)	473	450,808
1.25%, 03/15/26 (Call 02/15/26)	380	342,381
2.38%, 03/15/31 (Call 12/15/30)	1,325	1,113,307
2.40%, 03/15/30 (Call 12/15/29)	1,635	1,398,399
3.05%, 10/15/27 (Call 07/15/27)	1,354	1,263,315
3.20%, 03/15/40 (Call 09/15/39)	1,044	820,367
3.25%, 04/15/25 (Call 01/15/25)(a)	508	496,367
3.40%, 03/01/27 (Call 12/01/26)	1,410	1,344,155
3.40%, 03/15/50 (Call 09/15/49)	1,060	796,821
3.40%, 03/15/51 (Call 09/15/50)	1,015	772,563
3.50%, 06/15/24 (Call 03/17/24)(a)	548	543,834
3.88%, 10/15/47 (Call 04/15/47)	927	747,093
4.13%, 11/15/25 (Call 09/15/25)	2,171	2,156,493
4.38%, 10/15/28 (Call 07/15/28)	2,447	2,409,766
4.50%, 02/25/26 (Call 11/27/25)	1,217	1,219,542
4.80%, 08/15/38 (Call 02/15/38)	2,323	2,239,086
4.80%, 07/15/46 (Call 01/16/46)	1,504	1,405,364
4.90%, 12/15/48 (Call 06/15/48)	2,488	2,361,979
5.38%, 02/15/42 (Call 08/15/41)	70	70,103
6.13%, 11/15/41	369	397,390

CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	1,679	1,453,665
1.75%, 08/21/30 (Call 05/21/30)	1,136	918,038
1.88%, 02/28/31 (Call 11/28/30)	1,245	1,001,513
2.13%, 09/15/31 (Call 06/15/31)(a)	935	761,603
2.63%, 08/15/24 (Call 07/15/24)	1,094	1,068,301
2.70%, 08/21/40 (Call 02/21/40)	1,288	930,798
2.88%, 06/01/26 (Call 03/01/26)	1,194	1,139,555
3.00%, 08/15/26 (Call 06/15/26)(a)	1,091	1,049,193
3.25%, 08/15/29 (Call 05/15/29)(a)	1,542	1,409,106
3.38%, 08/12/24 (Call 05/12/24)	535	529,292
3.63%, 04/01/27 (Call 02/01/27)	889	864,590
3.75%, 04/01/30 (Call 01/01/30)	1,589	1,492,279
3.88%, 07/20/25 (Call 04/20/25)	1,411	1,401,101
4.00%, 12/05/23 (Call 09/05/23)(a)	120	120,364
4.10%, 03/25/25 (Call 01/25/25)	982	984,025
4.13%, 04/01/40 (Call 10/01/39)	881	769,629
4.25%, 04/01/50 (Call 10/01/49)	730	626,861
4.30%, 03/25/28 (Call 12/25/27)	2,206	2,180,810
4.78%, 03/25/38 (Call 09/25/37)	4,516	4,292,714
4.88%, 07/20/35 (Call 01/20/35)	1,023	998,673
5.00%, 12/01/24 (Call 09/01/24)	553	560,178
5.05%, 03/25/48 (Call 09/25/47)(a)	6,849	6,594,303
5.13%, 07/20/45 (Call 01/20/45)	3,163	3,033,658
5.30%, 12/05/43 (Call 06/05/43)	720	714,719
6.13%, 09/15/39	858	919,002
6.25%, 06/01/27(a)	454	491,570

Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	2,518	1,741,216
2.50%, 09/15/60 (Call 03/15/60)	952	642,963
2.75%, 06/01/25 (Call 03/01/25)(a)	777	762,109
3.10%, 05/15/27 (Call 02/15/27)	310	301,978
3.38%, 03/15/29 (Call 12/15/28)(a)	1,010	977,969

Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 03/01/45 (Call 09/01/44)	$415	$371,690
3.95%, 05/15/47 (Call 11/15/46)	76	71,794
3.95%, 03/15/49 (Call 09/15/48)(a)	75	72,090
4.15%, 03/15/59 (Call 09/15/58)	370	350,929
5.50%, 03/15/27	55	58,842
5.55%, 03/15/37	110	125,034
5.95%, 11/15/37	185	211,725

EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	397	386,079

Evernorth Health Inc.
3.50%, 06/15/24 (Call 03/17/24)(a)	350	342,755
4.50%, 02/25/26 (Call 11/27/25)	599	600,521

GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	948	942,880
3.88%, 05/15/28	1,329	1,306,486
4.20%, 03/18/43	800	733,690
5.38%, 04/15/34	970	1,038,181
6.38%, 05/15/38	2,263	2,651,183

GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/03/22)	640	619,628
3.00%, 06/01/24 (Call 05/01/24)	966	955,873
3.38%, 06/01/29 (Call 03/01/29)(a)	679	645,948

Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	1,157	1,060,371
0.95%, 09/01/27 (Call 07/01/27)	1,351	1,187,770
1.30%, 09/01/30 (Call 06/01/30)(a)	1,741	1,458,869
2.10%, 09/01/40 (Call 03/01/40)	823	598,516
2.25%, 09/01/50 (Call 03/01/50)	850	587,026
2.45%, 03/01/26 (Call 12/01/25)	1,758	1,688,979
2.45%, 09/01/60 (Call 03/01/60)	1,123	748,000
2.63%, 01/15/25 (Call 11/15/24)	743	727,879
2.90%, 01/15/28 (Call 10/15/27)	990	951,264
2.95%, 03/03/27 (Call 12/03/26)	958	930,377
3.38%, 12/05/23	357	360,187
3.40%, 01/15/38 (Call 07/15/37)	781	699,208
3.50%, 01/15/48 (Call 07/15/47)	593	518,417
3.55%, 03/01/36 (Call 09/01/35)	971	901,203
3.63%, 03/03/37 (Call 09/03/36)	652	605,016
3.70%, 03/01/46 (Call 09/01/45)	1,696	1,512,278
3.75%, 03/03/47 (Call 09/03/46)(a)	743	669,443
4.38%, 12/05/33 (Call 06/05/33)	1,082	1,104,623
4.50%, 09/01/40	505	503,675
4.50%, 12/05/43 (Call 06/05/43)(a)	415	410,785
4.85%, 05/15/41	270	279,753
4.95%, 05/15/33(a)	536	580,942
5.85%, 07/15/38	856	989,124
5.95%, 08/15/37(a)	787	919,356
6.73%, 11/15/23(a)	315	329,423
6.95%, 09/01/29	345	415,076

McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	696	626,052
1.30%, 08/15/26 (Call 07/15/26)	600	534,800
3.80%, 03/15/24 (Call 12/15/23)(a)	672	671,099
3.95%, 02/16/28 (Call 11/16/27)	417	405,824
4.88%, 03/15/44 (Call 09/15/43)	462	457,048

Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	788	790,351
4.60%, 06/01/44 (Call 12/01/43)	530	515,713
5.90%, 11/01/39	225	245,542

Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	1,293	1,168,848

90	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
1.45%, 06/24/30 (Call 03/24/30)	$1,145	$946,212
1.70%, 06/10/27 (Call 05/10/27)	997	904,572
1.90%, 12/10/28 (Call 10/10/28)	895	789,597
2.15%, 12/10/31 (Call 09/10/31)	1,370	1,165,816
2.35%, 06/24/40 (Call 12/24/39)	988	726,169
2.45%, 06/24/50 (Call 12/24/49)	1,166	805,665
2.75%, 02/10/25 (Call 11/10/24)	2,768	2,705,997
2.75%, 12/10/51 (Call 06/10/51)	1,515	1,095,726
2.90%, 03/07/24 (Call 02/07/24)	936	926,989
2.90%, 12/10/61 (Call 06/10/61)	1,465	1,013,422
3.40%, 03/07/29 (Call 12/07/28)	1,383	1,327,399
3.60%, 09/15/42 (Call 03/15/42)	727	628,515
3.70%, 02/10/45 (Call 08/10/44)	1,736	1,502,859
3.90%, 03/07/39 (Call 09/07/38)	1,241	1,144,714
4.00%, 03/07/49 (Call 09/07/48)	1,394	1,265,173
4.15%, 05/18/43	1,094	1,019,970
6.50%, 12/01/33	870	1,032,492
6.55%, 09/15/37	180	214,727

Merck Sharp & Dohme Corp.
5.75%, 11/15/36(a)	143	160,651
5.95%, 12/01/28	645	704,528
6.40%, 03/01/28	205	225,312

Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	377	376,713
4.55%, 04/15/28 (Call 01/15/28)	784	735,999
5.20%, 04/15/48 (Call 10/15/47)	543	419,803
5.40%, 11/29/43 (Call 05/29/43)	526	431,244

Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(a)	1,089	1,042,105
2.00%, 02/14/27 (Call 12/14/26)	1,122	1,041,745
2.20%, 08/14/30 (Call 05/14/30)	1,509	1,326,016
2.75%, 08/14/50 (Call 02/14/50)(a)	1,491	1,132,940
3.00%, 11/20/25 (Call 08/20/25)(a)	1,656	1,620,670
3.10%, 05/17/27 (Call 02/17/27)	990	960,444
3.40%, 05/06/24	1,332	1,323,996
3.70%, 09/21/42	808	720,789
4.00%, 11/20/45 (Call 05/20/45)	298	274,878
4.40%, 05/06/44	1,192	1,176,506

Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	1,179	1,091,382
1.70%, 05/28/30 (Call 02/28/30)	730	617,084
1.75%, 08/18/31 (Call 05/18/31)(a)	820	679,676
2.55%, 05/28/40 (Call 11/28/39)	1,096	841,854
2.63%, 04/01/30 (Call 01/01/30)	1,141	1,026,181
2.70%, 05/28/50 (Call 11/28/49)(a)	1,180	879,714
2.75%, 06/03/26(a)	575	557,894
2.95%, 03/15/24 (Call 02/15/24)	547	541,600
3.00%, 12/15/26	1,592	1,548,864
3.20%, 09/15/23 (Call 08/15/23)(a)	745	741,930
3.40%, 05/15/24	1,067	1,063,111
3.45%, 03/15/29 (Call 12/15/28)	1,253	1,210,267
3.60%, 09/15/28 (Call 06/15/28)	1,118	1,108,827
3.90%, 03/15/39 (Call 09/15/38)	825	766,957
4.00%, 12/15/36	394	375,500
4.00%, 03/15/49 (Call 09/15/48)(a)	1,024	961,755
4.10%, 09/15/38 (Call 03/15/38)	758	726,343
4.13%, 12/15/46	1,139	1,082,988
4.20%, 09/15/48 (Call 03/15/48)	903	872,333
4.30%, 06/15/43	896	859,342
4.40%, 05/15/44	798	774,258

Security	Par (000)	Value

Pharmaceuticals (continued)
5.60%, 09/15/40	$712	$784,929
7.20%, 03/15/39	1,357	1,740,087

Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	1,031	1,000,877

Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	688	678,794
3.20%, 09/23/26 (Call 06/23/26)	2,786	2,662,979

Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	2,455	2,052,436
3.03%, 07/09/40 (Call 01/09/40)	1,280	991,710
3.18%, 07/09/50 (Call 01/09/50)	1,615	1,185,113
3.38%, 07/09/60 (Call 01/09/60)	856	616,933
4.40%, 11/26/23 (Call 10/26/23)	335	335,532
5.00%, 11/26/28 (Call 08/26/28)	663	671,929

Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)(a)	2,091	1,965,004
5.25%, 06/15/46 (Call 12/15/45)(a)	1,046	830,708

Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	965	879,605
2.30%, 06/22/27 (Call 04/22/27)	790	680,169
2.70%, 06/22/30 (Call 03/22/30)	1,513	1,191,724
3.85%, 06/22/40 (Call 12/22/39)	1,426	990,662
4.00%, 06/22/50 (Call 12/22/49)	1,813	1,171,443

Wyeth LLC
5.95%, 04/01/37	1,966	2,230,422
6.00%, 02/15/36	890	1,002,677
6.45%, 02/01/24	559	579,739
6.50%, 02/01/34(a)	1,025	1,201,418

Zeneca Wilmington Inc., 7.00%, 11/15/23	256	265,203

Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	474	398,223
3.00%, 09/12/27 (Call 06/12/27)	706	668,979
3.00%, 05/15/50 (Call 11/15/49)	546	401,357
3.90%, 08/20/28 (Call 05/20/28)	585	571,518
3.95%, 09/12/47 (Call 03/12/47)	622	537,481
4.45%, 08/20/48 (Call 02/20/48)	484	450,707
4.50%, 11/13/25 (Call 08/13/25)	920	931,258
4.70%, 02/01/43 (Call 08/01/42)	931	890,878

		295,412,401

Pipelines — 3.2%

Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	310	305,105
4.60%, 11/02/47(a)(b)	2,030	1,990,415

Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	350	296,485
3.60%, 09/01/32 (Call 06/01/32)	625	526,726
4.45%, 07/15/27 (Call 04/15/27)	328	314,633
4.80%, 05/03/29 (Call 02/03/29)(a)	725	694,633
4.95%, 12/15/24 (Call 09/15/24)	1,015	1,020,758
5.95%, 06/01/26 (Call 03/01/26)	686	708,443

Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(b)	465	408,281
3.30%, 01/15/35 (Call 09/15/34)(a)(b)	750	636,625
3.40%, 01/15/38 (Call 07/15/37)(b)	665	563,854
3.70%, 01/15/39 (Call 07/15/38)(b)	985	831,110

Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(a)	525	409,354
3.70%, 11/15/29 (Call 05/18/29)	1,466	1,347,227
5.13%, 06/30/27 (Call 01/01/27)	1,544	1,540,957
5.88%, 03/31/25 (Call 10/02/24)	1,551	1,582,541
7.00%, 06/30/24 (Call 01/01/24)	1,170	1,202,693

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)

Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	$882	$802,833

Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(b)	235	230,156
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	640	548,882
7.63%, 04/15/32(b)	130	153,715

Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	376	367,297

Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	1,052	1,047,725
5.80%, 06/01/45 (Call 12/01/44)	490	507,695

DT Midstream Inc., 4.30%, 04/15/32 (Call 01/15/32)(a)(b)	945	858,977

EIG Pearl Holdings Sarl, 3.55%, 08/31/36(b)	200	174,874

El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(b)	395	345,941
8.38%, 06/15/32	490	581,420

Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	729	722,785
5.88%, 10/15/25 (Call 07/15/25)	514	531,592
7.38%, 10/15/45 (Call 04/15/45)	697	828,299
Series B, 7.50%, 04/15/38	495	571,298

Enbridge Inc.
0.55%, 10/04/23	100	96,263
1.60%, 10/04/26 (Call 09/04/26)	442	392,995
2.15%, 02/16/24	155	150,273
2.50%, 01/15/25 (Call 12/15/24)	419	401,487
2.50%, 02/14/25	418	400,941
2.50%, 08/01/33 (Call 05/01/33)(a)	1,010	816,848
3.13%, 11/15/29 (Call 08/15/29)	1,070	967,023
3.40%, 08/01/51 (Call 02/01/51)(a)	465	346,887
3.50%, 06/10/24 (Call 03/10/24)	783	773,896
3.70%, 07/15/27 (Call 04/15/27)(a)	860	823,647
4.00%, 10/01/23 (Call 07/01/23)	966	963,197
4.00%, 11/15/49 (Call 05/15/49)	385	318,958
4.25%, 12/01/26 (Call 09/01/26)	589	579,766
4.50%, 06/10/44 (Call 12/10/43)	449	394,089
5.50%, 12/01/46 (Call 06/01/46)	397	406,710
5.50%, 07/15/77 (Call 07/15/27), (3 mo. LIBOR US + 3.418%)(c)	870	796,028
6.25%, 03/01/78 (Call 03/01/28), (3 mo. LIBOR US + 3.641%)(a)(c)	782	739,431
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(a)(c)	687	654,553
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30)(c)	523	491,186

Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	1,524	1,443,653
3.75%, 05/15/30 (Call 02/15/30)(a)	986	886,125
3.90%, 05/15/24 (Call 02/15/24)	553	545,345
3.90%, 07/15/26 (Call 04/15/26)	559	534,662
4.00%, 10/01/27 (Call 07/01/27)	679	644,704
4.05%, 03/15/25 (Call 12/15/24)	733	719,513
4.15%, 09/15/29 (Call 06/15/29)	718	660,927
4.20%, 04/15/27 (Call 01/15/27)	307	294,331
4.25%, 04/01/24 (Call 01/01/24)	892	890,178
4.40%, 03/15/27 (Call 12/15/26)	742	718,924
4.50%, 04/15/24 (Call 03/15/24)(a)	708	705,447
4.75%, 01/15/26 (Call 10/15/25)	769	762,348
4.90%, 02/01/24 (Call 11/01/23)	241	241,911
4.90%, 03/15/35 (Call 09/15/34)(a)	453	412,538
4.95%, 05/15/28 (Call 02/15/28)(a)	522	510,322
4.95%, 06/15/28 (Call 03/15/28)(a)	690	678,173

Security	Par (000)	Value

Pipelines (continued)
4.95%, 01/15/43 (Call 07/15/42)	$552	$461,515
5.00%, 05/15/44 (Call 11/15/43)(a)	435	370,521
5.00%, 05/15/50 (Call 11/15/49)	1,650	1,416,014
5.15%, 02/01/43 (Call 08/01/42)	686	589,772
5.15%, 03/15/45 (Call 09/15/44)	572	493,204
5.25%, 04/15/29 (Call 01/15/29)	1,234	1,203,098
5.30%, 04/01/44 (Call 10/01/43)(a)	668	585,738
5.30%, 04/15/47 (Call 10/15/46)	605	530,153
5.35%, 05/15/45 (Call 11/15/44)	761	670,642
5.40%, 10/01/47 (Call 04/01/47)(a)	1,341	1,194,685
5.50%, 06/01/27 (Call 03/01/27)	1,003	1,013,105
5.88%, 01/15/24 (Call 10/15/23)	1,034	1,047,744
5.95%, 12/01/25 (Call 09/01/25)	741	759,253
5.95%, 10/01/43 (Call 04/01/43)	487	458,173
6.00%, 06/15/48 (Call 12/15/47)	820	779,341
6.05%, 06/01/41 (Call 12/01/40)(a)	567	550,784
6.10%, 02/15/42	637	610,192
6.13%, 12/15/45 (Call 06/15/45)	842	811,013
6.25%, 04/15/49 (Call 10/15/48)	1,622	1,589,343
6.50%, 02/01/42 (Call 08/01/41)	775	782,760
6.63%, 10/15/36	555	561,117
6.85%, 02/15/40	420	412,470
7.50%, 07/01/38	715	773,569
7.60%, 02/01/24 (Call 11/01/23)	125	129,209
8.25%, 11/15/29 (Call 08/15/29)	359	414,804
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	405	379,255
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	493	491,967

Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	560	559,763

Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	983	865,138
3.13%, 07/31/29 (Call 04/30/29)	954	861,534
3.20%, 02/15/52 (Call 08/15/51)	954	688,763
3.30%, 02/15/53 (Call 08/15/52)	867	643,108
3.70%, 02/15/26 (Call 11/15/25)	780	770,258
3.70%, 01/31/51 (Call 07/31/50)	791	620,234
3.75%, 02/15/25 (Call 11/15/24)	992	984,950
3.90%, 02/15/24 (Call 11/15/23)	977	974,022
3.95%, 02/15/27 (Call 11/15/26)(a)	665	657,684
3.95%, 01/31/60 (Call 07/31/59)	716	558,003
4.15%, 10/16/28 (Call 07/16/28)	717	702,784
4.20%, 01/31/50 (Call 07/31/49)	1,049	889,529
4.25%, 02/15/48 (Call 08/15/47)	867	739,730
4.45%, 02/15/43 (Call 08/15/42)	779	688,459
4.80%, 02/01/49 (Call 08/01/48)	1,065	979,400
4.85%, 08/15/42 (Call 02/15/42)	555	521,724
4.85%, 03/15/44 (Call 09/15/43)	1,146	1,057,923
4.90%, 05/15/46 (Call 11/15/45)	985	918,498
4.95%, 10/15/54 (Call 04/15/54)	397	361,876
5.10%, 02/15/45 (Call 08/15/44)	1,056	1,007,455
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(c)	563	463,164
5.70%, 02/15/42(a)	697	709,176
5.95%, 02/01/41	640	667,337
6.13%, 10/15/39(a)	607	644,167
6.45%, 09/01/40	655	715,874
7.55%, 04/15/38	740	870,940
Series D, 6.88%, 03/01/33(a)	662	749,245
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)(c)	806	697,405

92	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Series H, 6.65%, 10/15/34	$700	$779,837
Series J, 5.75%, 03/01/35	246	247,882

Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(b)	595	491,297
4.32%, 12/30/39 (Call 06/30/39)(b)	275	215,175

FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	434	400,326

Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(a)(b)	595	476,765
2.55%, 07/01/30 (Call 04/01/30)(b)	775	655,581
4.35%, 07/15/25 (Call 04/15/25)(b)	795	786,555

Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	178	167,239
2.16%, 03/31/34(b)	1,605	1,400,237
2.94%, 09/30/40(b)	59	49,232
3.25%, 09/30/40(b)	165	135,146

GNL Quintero SA, 4.63%, 07/31/29(b)	498	486,743

Gray Oak Pipeline LLC
2.00%, 09/15/23(b)	128	124,707
2.60%, 10/15/25 (Call 09/15/25)(b)	527	484,901
3.45%, 10/15/27 (Call 08/15/27)(a)(b)	690	631,742

Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	395	389,118
5.95%, 10/15/45 (Call 04/15/45)(b)	150	145,606
6.19%, 11/01/25(b)	325	334,856

KazTransGas JSC, 4.38%, 09/26/27(b)	220	199,650

Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	352	350,279
4.15%, 02/01/24 (Call 11/01/23)(a)	717	716,615
4.25%, 09/01/24 (Call 06/01/24)	824	823,106
4.30%, 05/01/24 (Call 02/01/24)	745	747,819
4.70%, 11/01/42 (Call 05/01/42)(a)	727	624,777
5.00%, 08/15/42 (Call 02/15/42)	563	500,228
5.00%, 03/01/43 (Call 09/01/42)(a)	800	724,165
5.40%, 09/01/44 (Call 03/01/44)	665	615,371
5.50%, 03/01/44 (Call 09/01/43)	538	502,283
5.63%, 09/01/41	449	423,712
5.80%, 03/15/35	590	595,133
6.38%, 03/01/41	585	592,956
6.50%, 02/01/37(a)	718	759,604
6.50%, 09/01/39	615	633,809
6.55%, 09/15/40	457	473,413
6.95%, 01/15/38	955	1,034,394
7.30%, 08/15/33	575	637,268
7.40%, 03/15/31	334	369,033
7.50%, 11/15/40(a)	546	610,891
7.75%, 03/15/32	372	422,290

Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	755	674,535
2.00%, 02/15/31 (Call 11/15/30)	402	319,210
3.25%, 08/01/50 (Call 02/01/50)	515	358,674
3.60%, 02/15/51 (Call 08/15/50)	671	499,127
4.30%, 06/01/25 (Call 03/01/25)(a)	1,015	1,011,380
4.30%, 03/01/28 (Call 12/01/27)	852	832,279
4.80%, 02/01/33 (Call 11/01/32)	520	500,716
5.05%, 02/15/46 (Call 08/15/45)	686	625,500
5.20%, 03/01/48 (Call 09/01/47)(a)	541	502,929
5.30%, 12/01/34 (Call 06/01/34)	272	266,205
5.45%, 08/01/52 (Call 02/01/52)(a)	520	505,256
5.55%, 06/01/45 (Call 12/01/44)	1,203	1,170,117
5.63%, 11/15/23 (Call 08/15/23)(b)	664	670,279

Security	Par (000)	Value

Pipelines (continued)
7.75%, 01/15/32	$811	$943,008
7.80%, 08/01/31	608	702,006

Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	435	418,889
3.25%, 06/01/30 (Call 03/01/30)(a)	635	562,888
3.95%, 03/01/50 (Call 09/01/49)	565	443,931
4.20%, 12/01/42 (Call 06/01/42)	136	106,371
4.20%, 03/15/45 (Call 09/15/44)	330	254,448
4.20%, 10/03/47 (Call 04/03/47)	492	401,429
4.25%, 09/15/46 (Call 03/15/46)	455	375,006
4.85%, 02/01/49 (Call 08/01/48)	465	414,724
5.00%, 03/01/26 (Call 12/01/25)	703	712,341
5.15%, 10/15/43 (Call 04/15/43)	711	654,889
6.40%, 05/01/37	350	363,991

Midwest Connector Capital Co. LLC
3.90%, 04/01/24 (Call 03/01/24)(b)	696	678,081
4.63%, 04/01/29 (Call 01/01/29)(b)	710	663,468

MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,613	1,459,769
2.65%, 08/15/30 (Call 05/15/30)	1,100	916,955
4.00%, 02/15/25 (Call 11/15/24)	620	611,822
4.00%, 03/15/28 (Call 12/15/27)	1,057	1,011,178
4.13%, 03/01/27 (Call 12/01/26)	1,177	1,141,046
4.25%, 12/01/27 (Call 09/01/27)	612	591,336
4.50%, 04/15/38 (Call 10/15/37)	1,337	1,181,827
4.70%, 04/15/48 (Call 10/15/47)	1,230	1,049,475
4.80%, 02/15/29 (Call 11/15/28)	876	855,142
4.88%, 12/01/24 (Call 09/01/24)	1,021	1,030,223
4.88%, 06/01/25 (Call 03/01/25)	1,015	1,019,368
4.90%, 04/15/58 (Call 10/15/57)	713	597,029
4.95%, 09/01/32	690	668,525
4.95%, 03/14/52 (Call 09/14/51)	1,435	1,265,627
5.20%, 03/01/47 (Call 09/01/46)	811	738,870
5.20%, 12/01/47 (Call 06/01/47)	681	617,614
5.50%, 02/15/49 (Call 08/15/48)	1,360	1,294,840

NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(a)(b)	230	192,043
4.88%, 08/15/27 (Call 02/15/27)(a)(b)	1,077	1,043,660
7.77%, 12/15/37(b)	595	641,182

Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	290	215,383
4.10%, 09/15/42 (Call 03/15/42)(b)	355	290,305
4.30%, 01/15/49 (Call 07/15/48)(b)	650	544,286

Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	510	491,278

ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	445	412,325
2.75%, 09/01/24 (Call 08/01/24)	808	783,557
3.10%, 03/15/30 (Call 12/15/29)	625	538,819
3.40%, 09/01/29 (Call 06/01/29)	591	523,585
4.00%, 07/13/27 (Call 04/13/27)	530	506,369
4.35%, 03/15/29 (Call 12/15/28)	329	310,257
4.45%, 09/01/49 (Call 03/01/49)	445	356,127
4.50%, 03/15/50 (Call 09/15/49)(a)	325	259,650
4.55%, 07/15/28 (Call 04/15/28)	804	779,179
4.95%, 07/13/47 (Call 01/06/47)	474	408,037
5.20%, 07/15/48 (Call 01/15/48)(a)	619	552,766
5.85%, 01/15/26 (Call 12/15/25)(a)	485	497,313
6.00%, 06/15/35	605	596,302
6.35%, 01/15/31 (Call 10/15/30)	221	230,696
7.15%, 01/15/51 (Call 07/15/50)	399	424,025

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
7.50%, 09/01/23 (Call 06/01/23)(a)	$115	$117,911

ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	492	491,691
5.00%, 09/15/23 (Call 06/15/23)	656	659,354
6.13%, 02/01/41 (Call 08/01/40)	814	784,531
6.20%, 09/15/43 (Call 03/15/43)	320	304,764
6.65%, 10/01/36	479	491,434
6.85%, 10/15/37	990	1,030,442

Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	351	385,480

Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	897	785,091
3.60%, 11/01/24 (Call 08/01/24)	875	854,139
3.80%, 09/15/30 (Call 06/15/30)(a)	700	620,921
3.85%, 10/15/23 (Call 07/15/23)	803	799,702
4.30%, 01/31/43 (Call 07/31/42)	374	281,952
4.50%, 12/15/26 (Call 09/15/26)	640	624,577
4.65%, 10/15/25 (Call 07/15/25)(a)	1,042	1,030,440
4.70%, 06/15/44 (Call 12/15/43)	665	525,785
4.90%, 02/15/45 (Call 08/15/44)	379	306,609
5.15%, 06/01/42 (Call 12/01/41)	707	594,434
6.65%, 01/15/37	665	666,689

Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(b)	620	598,348
4.68%, 05/01/38 (Call 11/01/37)(a)(b)	517	473,395
4.83%, 05/01/48 (Call 11/01/47)(b)	479	426,135

Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,476	1,391,556
4.50%, 05/15/30 (Call 11/15/29)(a)	1,571	1,503,968
5.00%, 03/15/27 (Call 09/15/26)(a)	918	914,813
5.63%, 03/01/25 (Call 12/01/24)	1,869	1,903,707
5.75%, 05/15/24 (Call 02/15/24)	2,122	2,152,357
5.88%, 06/30/26 (Call 12/31/25)	1,783	1,832,558

Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(b)	558	497,071
8.00%, 03/01/32	397	458,265

Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	645	614,496
3.50%, 03/15/25 (Call 12/15/24)(a)	870	850,938
4.50%, 03/15/45 (Call 09/15/44)	704	614,091
4.75%, 03/15/24 (Call 12/15/23)	471	473,441
5.95%, 09/25/43 (Call 03/25/43)	543	562,892

Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)(a)	705	632,998
4.95%, 04/15/52 (Call 10/15/51)	700	603,591
5.20%, 07/01/27 (Call 06/01/27)	715	713,200
6.25%, 07/01/52 (Call 01/01/52)	673	693,023

Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	822	719,838
4.88%, 02/01/31 (Call 02/01/26)	1,356	1,256,983
5.00%, 01/15/28 (Call 01/15/23)	443	431,929
5.50%, 03/01/30 (Call 03/01/25)	204	199,260
6.50%, 07/15/27 (Call 10/03/22)	443	455,736
6.88%, 01/15/29 (Call 01/15/24)	615	628,476

TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)(a)	766	744,051
4.38%, 03/13/25 (Call 12/13/24)	993	989,850

Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	716	615,295
7.00%, 03/15/27	230	245,673

Security	Par (000)	Value

Pipelines (continued)
7.00%, 10/15/28	$523	$562,977
7.63%, 04/01/37	280	313,459

Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(a)(b)	770	718,793
4.15%, 01/15/48 (Call 07/15/47)(a)(b)	435	356,338
7.00%, 07/15/32	634	708,497

TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	380	354,232
2.50%, 10/12/31 (Call 07/12/31)	1,005	824,541
3.75%, 10/16/23 (Call 07/16/23)	741	738,618
4.10%, 04/15/30 (Call 01/15/30)	1,006	956,178
4.25%, 05/15/28 (Call 02/15/28)	1,010	985,040
4.63%, 03/01/34 (Call 12/01/33)	536	510,942
4.75%, 05/15/38 (Call 11/15/37)	365	345,276
4.88%, 01/15/26 (Call 10/15/25)	1,248	1,258,682
4.88%, 05/15/48 (Call 11/15/47)	632	601,760
5.00%, 10/16/43 (Call 04/16/43)(a)	483	457,251
5.10%, 03/15/49 (Call 09/15/48)	844	835,958
5.60%, 03/31/34(a)	530	535,857
5.85%, 03/15/36(a)	784	813,182
6.10%, 06/01/40	1,030	1,098,714
6.20%, 10/15/37	915	982,279
7.25%, 08/15/38(a)	1,025	1,208,819
7.63%, 01/15/39	925	1,128,838

Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27), (3 mo. LIBOR US + 3.208%)(c)	1,377	1,270,296
5.50%, 09/15/79 (Call 09/15/29), (SOFR + 4.416%)(c)	1,059	974,103
5.60%, 03/07/82 (Call 12/07/31)(c)	335	310,382
5.63%, 05/20/75 (Call 05/20/25)(a)(c)	415	400,973
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(a)(c)	526	516,138

Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	731	653,403
3.95%, 05/15/50 (Call 11/15/49)	400	331,502
4.00%, 03/15/28 (Call 12/15/27)	698	669,661
4.45%, 08/01/42 (Call 02/01/42)	451	402,723
4.60%, 03/15/48 (Call 09/15/47)	491	445,175
5.40%, 08/15/41 (Call 02/15/41)	440	439,476
7.85%, 02/01/26 (Call 11/01/25)	855	933,934

Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(b)	190	182,162

Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)(a)	529	521,805

Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	810	676,664
3.50%, 11/15/30 (Call 08/15/30)(a)	952	856,379
3.50%, 10/15/51 (Call 04/15/51)	340	253,747
3.75%, 06/15/27 (Call 03/15/27)(a)	982	947,504
3.90%, 01/15/25 (Call 10/15/24)	966	953,926
4.00%, 09/15/25 (Call 06/15/25)(a)	962	951,431
4.30%, 03/04/24 (Call 12/04/23)	945	945,272
4.50%, 11/15/23 (Call 08/15/23)	662	663,800
4.55%, 06/24/24 (Call 03/24/24)	667	668,454
4.85%, 03/01/48 (Call 09/01/47)(a)	726	654,469
4.90%, 01/15/45 (Call 07/15/44)	707	635,181
5.10%, 09/15/45 (Call 03/15/45)	1,009	939,269
5.40%, 03/04/44 (Call 09/04/43)	598	571,247
5.75%, 06/24/44 (Call 12/24/43)(a)	685	691,481
5.80%, 11/15/43 (Call 05/15/43)	505	507,864
6.30%, 04/15/40	707	753,651

94	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
7.75%, 06/15/31	$197	$226,594
8.75%, 03/15/32(a)	608	751,281
Series A, 7.50%, 01/15/31	427	483,816

Williams Cos. Inc.
4.65%, 08/15/32	520	501,305
5.30%, 08/15/52	140	134,800

		221,173,379

Private Equity — 0.1%

Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	909	762,094
4.40%, 05/27/26 (Call 02/27/26)(a)(b)	745	725,656
4.87%, 02/15/29 (Call 11/15/28)(b)	950	924,321
5.00%, 03/15/48 (Call 09/15/47)(a)(b)	590	562,148

Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	140	133,969

Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	814	727,118

Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	703	659,620

KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)(b)	748	705,814

KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	1,273	1,181,144

KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	728	559,974

KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	950	718,087

KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(a)(b)	90	64,868

		7,724,813

Real Estate — 0.1%

Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	799	791,353
7.38%, 03/01/33(a)	200	225,748

CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	902	724,045
4.88%, 03/01/26 (Call 12/01/25)	706	710,676

Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(a)(b)	230	183,138

Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	477	366,419

GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	999	949,738

Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(a)(b)	75	65,735

Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(a)(b)	600	504,162
3.88%, 03/20/27 (Call 12/20/26)(b)	815	783,552
4.13%, 02/01/29 (Call 11/01/28)(b)	1,145	1,111,596

Vonovia Finance BV, 5.00%, 10/02/23(b)	25	25,041

		6,441,203

Real Estate Investment Trusts — 3.4%

Agree LP
2.00%, 06/15/28 (Call 04/15/28)	705	593,573
2.60%, 06/15/33 (Call 03/15/33)(a)	410	320,316
2.90%, 10/01/30 (Call 07/01/30)	160	135,237

Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	1,016	764,683
2.00%, 05/18/32 (Call 02/18/32)	675	533,401
2.75%, 12/15/29 (Call 09/15/29)	400	348,587
2.95%, 03/15/34 (Call 12/15/33)(a)	900	758,989
3.00%, 05/18/51 (Call 11/18/50)	817	554,782
3.38%, 08/15/31 (Call 05/15/31)	977	870,550
3.45%, 04/30/25 (Call 02/28/25)(a)	411	404,510

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.55%, 03/15/52 (Call 09/15/51)	$900	$681,956
3.80%, 04/15/26 (Call 02/15/26)	486	473,923
3.95%, 01/15/27 (Call 10/15/26)	295	287,922
3.95%, 01/15/28 (Call 10/15/27)	220	211,598
4.00%, 02/01/50 (Call 08/01/49)	733	602,407
4.30%, 01/15/26 (Call 10/15/25)	445	441,881
4.50%, 07/30/29 (Call 04/30/29)	297	288,662
4.70%, 07/01/30 (Call 04/01/30)	561	551,877
4.85%, 04/15/49 (Call 10/15/48)	174	160,918
4.90%, 12/15/30 (Call 09/15/30)	407	404,659

American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	714	601,410

American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)(a)	371	297,733
3.38%, 07/15/51 (Call 01/15/51)	410	279,753
3.63%, 04/15/32 (Call 01/15/32)	855	746,236
4.25%, 02/15/28 (Call 11/15/27)(a)	420	401,269
4.30%, 04/15/52 (Call 10/15/51)	40	32,240
4.90%, 02/15/29 (Call 11/15/28)	562	550,214

American Tower Corp.
0.60%, 01/15/24	423	402,392
1.30%, 09/15/25 (Call 08/15/25)	514	466,203
1.45%, 09/15/26 (Call 08/15/26)	740	650,013
1.50%, 01/31/28 (Call 11/30/27)(a)	275	231,285
1.60%, 04/15/26 (Call 03/15/26)	690	618,695
1.88%, 10/15/30 (Call 07/15/30)	524	413,207
2.10%, 06/15/30 (Call 03/15/30)(a)	773	623,943
2.30%, 09/15/31 (Call 06/15/31)	610	484,470
2.40%, 03/15/25 (Call 02/15/25)(a)	556	526,837
2.70%, 04/15/31 (Call 01/15/31)	779	644,552
2.75%, 01/15/27 (Call 11/15/26)	725	663,782
2.90%, 01/15/30 (Call 10/15/29)	772	666,830
2.95%, 01/15/25 (Call 12/15/24)	766	737,822
2.95%, 01/15/51 (Call 07/15/50)	781	525,756
3.10%, 06/15/50 (Call 12/15/49)	920	641,333
3.13%, 01/15/27 (Call 10/15/26)(a)	523	487,060
3.38%, 05/15/24 (Call 04/15/24)	674	665,557
3.38%, 10/15/26 (Call 07/15/26)	913	861,156
3.55%, 07/15/27 (Call 04/15/27)	702	662,464
3.60%, 01/15/28 (Call 10/15/27)	997	925,913
3.65%, 03/15/27 (Call 02/15/27)	270	256,865
3.70%, 10/15/49 (Call 04/15/49)	973	737,314
3.80%, 08/15/29 (Call 05/15/29)	1,536	1,421,949
3.95%, 03/15/29 (Call 12/15/28)	393	368,226
4.00%, 06/01/25 (Call 03/01/25)	820	805,596
4.05%, 03/15/32 (Call 12/15/31)(a)	330	302,953
4.40%, 02/15/26 (Call 11/15/25)	557	553,182
5.00%, 02/15/24	569	574,567

AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	345	297,874
2.05%, 01/15/32 (Call 10/15/31)(a)	680	557,026
2.30%, 03/01/30 (Call 12/01/29)(a)	755	658,589
2.45%, 01/15/31 (Call 10/17/30)	425	368,101
2.90%, 10/15/26 (Call 07/15/26)(a)	605	570,402
2.95%, 05/11/26 (Call 02/11/26)	368	350,451
3.20%, 01/15/28 (Call 10/15/27)	126	117,824
3.30%, 06/01/29 (Call 03/01/29)	473	439,230
3.35%, 05/15/27 (Call 02/15/27)	252	239,883
3.45%, 06/01/25 (Call 03/03/25)(a)	510	500,543
3.50%, 11/15/24 (Call 08/15/24)(a)	429	424,620

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 11/15/25 (Call 08/15/25)	$140	$136,238
3.90%, 10/15/46 (Call 04/15/46)	657	561,892
4.15%, 07/01/47 (Call 01/01/47)	284	253,375
4.20%, 12/15/23 (Call 09/16/23)	376	377,223
4.35%, 04/15/48 (Call 10/18/47)	242	220,388

Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	762	576,898
2.55%, 04/01/32 (Call 01/01/32)(a)	901	717,302
2.75%, 10/01/26 (Call 07/01/26)	571	531,613
2.90%, 03/15/30 (Call 12/15/29)	665	567,477
3.13%, 09/01/23 (Call 06/01/23)	237	234,647
3.20%, 01/15/25 (Call 10/15/24)	390	380,575
3.25%, 01/30/31 (Call 10/30/30)	1,177	1,013,803
3.40%, 06/21/29 (Call 03/21/29)	420	376,192
3.65%, 02/01/26 (Call 11/03/25)	1,129	1,097,128
3.80%, 02/01/24 (Call 11/01/23)	555	551,018
4.50%, 12/01/28 (Call 09/01/28)	809	787,347

Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	515	474,689
4.10%, 10/01/24 (Call 07/01/24)(a)	598	586,694
4.55%, 10/01/29 (Call 07/01/29)	649	610,840

Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	285	240,757
2.50%, 08/16/31 (Call 05/16/31)	270	208,947
3.65%, 06/15/24 (Call 04/15/24)	580	566,183
3.85%, 02/01/25 (Call 11/01/24)	444	432,945
3.90%, 03/15/27 (Call 12/15/26)(a)	617	584,771
4.05%, 07/01/30 (Call 04/01/30)	1,193	1,060,442
4.13%, 06/15/26 (Call 03/15/26)	390	377,025
4.13%, 05/15/29 (Call 02/15/29)	280	257,732

Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	730	574,613

Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	1,007	891,979
3.15%, 07/01/29 (Call 04/01/29)	414	379,252
3.35%, 11/01/49 (Call 05/01/49)	382	295,414
3.50%, 09/15/24 (Call 06/15/24)	445	435,207
4.10%, 10/15/28 (Call 07/15/28)	330	321,594
4.25%, 01/15/24 (Call 10/15/23)	273	271,482

Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	640	505,529
2.25%, 03/15/26 (Call 02/15/26)	445	398,858
2.75%, 04/15/31 (Call 01/15/31)	560	439,785
2.90%, 12/01/33 (Call 09/01/33)	560	421,230

Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)(a)	946	828,554
2.10%, 04/01/31 (Call 01/01/31)(a)	937	746,011
2.25%, 01/15/31 (Call 10/15/30)(a)	996	808,881
2.90%, 04/01/41 (Call 10/01/40)	860	619,057
3.20%, 09/01/24 (Call 07/01/24)	937	922,012
3.25%, 01/15/51 (Call 07/15/50)	882	626,220
3.30%, 07/01/30 (Call 04/01/30)	774	686,107
3.65%, 09/01/27 (Call 06/01/27)(a)	751	714,641
3.70%, 06/15/26 (Call 03/15/26)	858	831,191
3.80%, 02/15/28 (Call 11/15/27)	900	848,567
4.00%, 03/01/27 (Call 12/01/26)	592	574,632
4.45%, 02/15/26 (Call 11/15/25)	997	991,994
4.75%, 05/15/47 (Call 11/15/46)	456	409,550

Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	409	374,786

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.50%, 07/15/31 (Call 04/15/31)	$585	$479,971
2.90%, 03/15/27 (Call 02/15/27)	390	361,319
3.10%, 11/15/29 (Call 08/15/29)	508	448,442
4.00%, 11/15/49 (Call 05/15/49)	592	471,265
4.15%, 07/01/50 (Call 01/01/50)	671	557,734
4.30%, 02/15/29 (Call 11/15/28)(a)	627	602,238
5.20%, 02/15/49 (Call 08/15/48)(a)	298	282,170

CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)(a)	420	332,263
2.25%, 12/15/28 (Call 10/15/28)	337	284,785
2.50%, 02/15/32 (Call 11/15/31)	615	496,439
3.00%, 02/15/30 (Call 11/15/29)	471	410,539
3.13%, 09/01/26 (Call 06/01/26)	387	364,177
4.00%, 11/15/25 (Call 08/15/25)	531	516,903
4.38%, 02/15/29 (Call 11/15/28)(a)	445	428,836

Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	917	844,459
3.70%, 08/15/27 (Call 05/15/27)(a)	1,147	1,094,891
4.45%, 07/15/28 (Call 04/15/28)(a)	535	521,179

Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	466	382,854
1.75%, 02/01/31 (Call 11/01/30)(a)	320	258,904
2.25%, 01/15/32 (Call 10/15/31)	555	460,355
2.88%, 11/15/29 (Call 08/15/29)	323	289,310
3.05%, 03/01/50 (Call 09/01/49)	487	364,527
3.25%, 06/30/26 (Call 03/30/26)	445	424,872
3.38%, 12/15/27 (Call 09/15/27)	314	296,339
4.00%, 09/15/28 (Call 06/15/28)(a)	434	420,953

EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	50	39,237
3.75%, 08/15/29 (Call 05/15/29)	400	336,523
4.50%, 04/01/25 (Call 01/01/25)	200	193,010
4.50%, 06/01/27 (Call 03/01/27)(a)	300	272,333
4.75%, 12/15/26 (Call 09/15/26)	300	282,567
4.95%, 04/15/28 (Call 01/15/28)	300	275,348

Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,039	937,296
1.25%, 07/15/25 (Call 06/15/25)	472	431,684
1.45%, 05/15/26 (Call 04/15/26)(a)	385	344,373
1.55%, 03/15/28 (Call 01/15/28)	641	543,562
1.80%, 07/15/27 (Call 05/15/27)	660	577,525
2.00%, 05/15/28 (Call 03/15/28)	410	352,218
2.15%, 07/15/30 (Call 04/15/30)(a)	1,075	877,876
2.50%, 05/15/31 (Call 02/15/31)	996	817,062
2.63%, 11/18/24 (Call 10/18/24)	979	942,434
2.90%, 11/18/26 (Call 09/18/26)	532	496,340
2.95%, 09/15/51 (Call 03/15/51)	367	246,628
3.00%, 07/15/50 (Call 01/15/50)	601	408,631
3.20%, 11/18/29 (Call 08/18/29)(a)	1,229	1,100,616
3.40%, 02/15/52 (Call 08/15/51)	412	300,964
3.90%, 04/15/32 (Call 01/15/32)	45	40,848

ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(a)	735	596,172
2.50%, 02/15/30 (Call 11/15/29)	505	439,472
2.85%, 11/01/26 (Call 08/01/26)	590	561,405
3.00%, 07/01/29 (Call 04/01/29)	690	625,723
3.25%, 08/01/27 (Call 05/01/27)	240	225,997
3.38%, 06/01/25 (Call 03/01/25)(a)	100	97,469
3.50%, 03/01/28 (Call 12/01/27)(a)	412	388,830
4.00%, 08/01/47 (Call 02/01/47)(a)	120	103,616

96	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.15%, 12/01/28 (Call 09/01/28)	$598	$579,528
4.50%, 07/01/44 (Call 01/01/44)(a)	694	648,353
4.50%, 06/01/45 (Call 12/01/44)	195	179,642

Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	510	396,309
1.70%, 03/01/28 (Call 01/01/28)	220	187,122
2.55%, 06/15/31 (Call 03/15/31)(a)	155	128,858
2.65%, 03/15/32 (Call 12/15/31)	468	383,722
2.65%, 09/01/50 (Call 03/01/50)(a)	255	158,249
3.00%, 01/15/30 (Call 10/15/29)	512	448,056
3.38%, 04/15/26 (Call 01/15/26)	353	338,252
3.50%, 04/01/25 (Call 01/01/25)	675	661,014
3.63%, 05/01/27 (Call 02/01/27)(a)	426	407,411
3.88%, 05/01/24 (Call 02/01/24)	305	302,833
4.00%, 03/01/29 (Call 12/01/28)	731	693,052
4.50%, 03/15/48 (Call 09/15/47)	430	380,558

Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)(a)	595	467,222
2.55%, 06/01/31 (Call 03/01/31)	720	587,048
3.90%, 04/01/29 (Call 02/01/29)	85	78,899

Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	657	590,990
3.20%, 06/15/29 (Call 03/15/29)	310	277,228
3.50%, 06/01/30 (Call 03/01/30)(a)	559	500,225
3.95%, 01/15/24 (Call 10/15/23)	305	303,503

Federal Realty OP LP
3.25%, 07/15/27 (Call 04/15/27)(a)	555	524,230
3.63%, 08/01/46 (Call 02/01/46)(a)	284	218,703
4.50%, 12/01/44 (Call 06/01/44)	547	477,126

GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)(a)	640	518,122
3.35%, 09/01/24 (Call 08/01/24)	620	591,488
4.00%, 01/15/30 (Call 10/15/29)	1,082	948,254
4.00%, 01/15/31 (Call 10/15/30)	568	494,819
5.25%, 06/01/25 (Call 03/01/25)	901	889,963
5.30%, 01/15/29 (Call 10/15/28)	730	704,750
5.38%, 11/01/23 (Call 08/01/23)(a)	391	386,019
5.38%, 04/15/26 (Call 01/15/26)	749	736,029
5.75%, 06/01/28 (Call 03/03/28)	760	753,933

Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(b)	110	99,278

Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	350	331,056

Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	617	479,960
2.05%, 03/15/31 (Call 12/15/30)(a)	208	160,265
2.40%, 03/15/30 (Call 12/15/29)	475	377,189
3.50%, 08/01/26 (Call 05/01/26)(a)	612	583,739
3.63%, 01/15/28 (Call 10/15/27)	416	381,608
3.75%, 07/01/27 (Call 04/01/27)	766	732,944
3.88%, 05/01/25 (Call 02/01/25)	352	341,713

Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	639	550,632

Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	423	370,917
2.13%, 12/01/28 (Call 10/01/28)	722	620,690
2.88%, 01/15/31 (Call 10/15/30)(a)	493	425,353
3.00%, 01/15/30 (Call 10/15/29)	546	483,556
3.25%, 07/15/26 (Call 05/15/26)	490	470,705
3.40%, 02/01/25 (Call 11/01/24)(a)	303	295,954
3.50%, 07/15/29 (Call 04/15/29)	545	501,326

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 06/01/25 (Call 03/01/25)	$462	$456,768
6.75%, 02/01/41 (Call 08/01/40)	487	540,574

Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	400	319,123
3.05%, 02/15/30 (Call 11/15/29)	473	403,039
3.88%, 03/01/27 (Call 12/01/26)	15	14,271
4.13%, 03/15/28 (Call 12/15/27)(a)	687	648,549
4.20%, 04/15/29 (Call 01/15/29)	484	447,318

Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	448	442,513
Series E, 4.00%, 06/15/25 (Call 03/15/25)	645	622,998
Series F, 4.50%, 02/01/26 (Call 11/01/25)	600	585,429
Series H, 3.38%, 12/15/29 (Call 09/15/29)	1,006	860,899
Series I, 3.50%, 09/15/30 (Call 06/15/30)(a)	146	123,724
Series J, 2.90%, 12/15/31 (Call 09/15/31)	315	246,048

Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	509	429,038
3.95%, 11/01/27 (Call 08/01/27)	490	459,075
4.65%, 04/01/29 (Call 01/01/29)	674	632,747

Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	731	555,148
2.30%, 11/15/28 (Call 09/15/28)	400	333,819
2.70%, 01/15/34 (Call 10/15/33)	395	300,651
4.15%, 04/15/32 (Call 01/15/32)	400	359,583

Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)(a)	458	354,390
2.65%, 11/15/33 (Call 08/15/33)	620	470,933
3.05%, 02/15/30 (Call 11/15/29)(a)	437	369,692
3.45%, 12/15/24 (Call 09/15/24)	435	425,189
4.25%, 08/15/29 (Call 05/15/29)	440	409,114
4.38%, 10/01/25 (Call 07/01/25)	460	453,906
4.75%, 12/15/28 (Call 09/15/28)	375	360,418

Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	343	293,798
2.25%, 12/01/31 (Call 09/01/31)	385	308,400
2.70%, 03/01/24 (Call 01/01/24)(a)	365	357,380
2.70%, 10/01/30 (Call 07/01/30)	748	635,495
2.80%, 10/01/26 (Call 07/01/26)	566	530,413
3.20%, 04/01/32 (Call 01/01/32)(a)	220	190,394
3.25%, 08/15/26 (Call 05/15/26)	540	511,194
3.30%, 02/01/25 (Call 12/01/24)	684	668,069
3.70%, 10/01/49 (Call 04/01/49)(a)	331	253,829
3.80%, 04/01/27 (Call 01/01/27)(a)	405	387,344
4.13%, 12/01/46 (Call 06/01/46)	473	389,362
4.25%, 04/01/45 (Call 10/01/44)	209	173,228
4.45%, 09/01/47 (Call 03/01/47)	680	589,384
4.60%, 02/01/33	150	145,062

Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	252	238,950

Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)(a)	225	219,230
4.75%, 09/15/30 (Call 06/15/30)	510	463,065

Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	344	276,199
2.40%, 10/15/31 (Call 07/15/31)	540	430,970
3.88%, 12/15/27 (Call 09/15/27)	653	616,644
4.00%, 06/15/29 (Call 03/15/29)	432	401,677

LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	840	808,779

LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	433	330,301
2.70%, 09/15/30 (Call 06/15/30)(a)	625	504,238

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)

Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	$330	$288,370
1.70%, 02/15/31 (Call 11/15/30)(a)	427	339,208
2.75%, 03/15/30 (Call 12/15/29)	555	485,069
2.88%, 09/15/51 (Call 03/15/51)	434	301,751
3.60%, 06/01/27 (Call 03/01/27)	275	263,913
3.75%, 06/15/24 (Call 03/15/24)	171	169,589
3.95%, 03/15/29 (Call 12/15/28)(a)	516	492,449
4.00%, 11/15/25 (Call 08/15/25)	85	83,263
4.20%, 06/15/28 (Call 03/15/28)(a)	605	585,528
4.30%, 10/15/23 (Call 07/15/23)	385	384,995

National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	544	412,587

National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	599	506,204
3.00%, 04/15/52 (Call 10/15/51)	140	94,013
3.10%, 04/15/50 (Call 10/15/49)	268	182,815
3.50%, 10/15/27 (Call 07/15/27)	260	241,259
3.50%, 04/15/51 (Call 10/15/50)	415	309,316
3.60%, 12/15/26 (Call 09/15/26)(a)	191	181,863
3.90%, 06/15/24 (Call 03/15/24)(a)	264	261,473
4.00%, 11/15/25 (Call 08/15/25)	362	355,249
4.30%, 10/15/28 (Call 07/15/28)	562	537,220
4.80%, 10/15/48 (Call 04/15/48)	532	484,877

Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	380	287,352
2.65%, 06/15/26 (Call 05/15/26)	470	378,404
3.45%, 10/15/31 (Call 07/15/31)	540	359,970
4.25%, 05/15/24 (Call 02/15/24)	399	379,816
4.50%, 02/01/25 (Call 11/01/24)	369	345,197

Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	730	554,371
3.38%, 02/01/31 (Call 11/01/30)	573	466,738
3.63%, 10/01/29 (Call 07/01/29)	593	506,873
4.50%, 01/15/25 (Call 10/15/24)(a)	662	656,078
4.50%, 04/01/27 (Call 01/01/27)	285	272,942
4.75%, 01/15/28 (Call 10/15/27)(a)	565	540,356
4.95%, 04/01/24 (Call 01/01/24)(a)	415	416,079
5.25%, 01/15/26 (Call 10/15/25)(a)	998	989,465

Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	615	472,164

Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	460	368,635
3.95%, 01/15/28 (Call 10/15/27)	580	546,688
4.30%, 03/15/27 (Call 12/15/26)	748	725,304

Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	352	268,082
3.15%, 08/15/30 (Call 05/15/30)(a)	231	189,949

Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	523	417,779
1.63%, 03/15/31 (Call 12/15/30)	357	289,584
2.13%, 04/15/27 (Call 02/15/27)(a)	571	526,540
2.13%, 10/15/50 (Call 04/15/50)(a)	426	270,135
2.25%, 04/15/30 (Call 01/15/30)(a)	1,076	935,352
3.00%, 04/15/50 (Call 10/15/49)(a)	391	297,540
3.25%, 10/01/26 (Call 07/01/26)(a)	638	615,252
3.88%, 09/15/28 (Call 06/15/28)(a)	265	256,544
4.38%, 02/01/29 (Call 11/01/28)	449	443,166
4.38%, 09/15/48 (Call 03/15/48)	370	346,893

Security	Par (000)	Value

Real Estate Investment Trusts (continued)

Public Storage
0.88%, 02/15/26 (Call 01/15/26)	$626	$563,532
1.50%, 11/09/26 (Call 10/09/26)(a)	470	426,833
1.85%, 05/01/28 (Call 03/01/28)	572	507,805
1.95%, 11/09/28 (Call 09/09/28)	560	491,593
2.25%, 11/09/31 (Call 08/09/31)	415	347,771
2.30%, 05/01/31 (Call 02/01/31)	705	600,546
3.09%, 09/15/27 (Call 06/15/27)(a)	636	607,665
3.39%, 05/01/29 (Call 02/01/29)	565	532,141

Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	352	289,479

Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	400	351,549
1.80%, 03/15/33 (Call 12/15/32)	405	308,111
2.20%, 06/15/28 (Call 04/15/28)	592	519,574
2.85%, 12/15/32 (Call 09/15/32)(a)	752	644,784
3.00%, 01/15/27 (Call 10/15/26)	701	659,252
3.10%, 12/15/29 (Call 09/15/29)	445	404,865
3.25%, 06/15/29 (Call 03/15/29)	491	453,179
3.25%, 01/15/31 (Call 10/15/30)	725	649,903
3.40%, 01/15/28 (Call 11/15/27)	713	668,867
3.65%, 01/15/28 (Call 10/15/27)	437	418,826
3.88%, 07/15/24 (Call 04/15/24)	388	387,410
3.88%, 04/15/25 (Call 02/15/25)	363	359,989
3.95%, 08/15/27 (Call 05/15/27)	698	682,181
4.13%, 10/15/26 (Call 07/15/26)	594	588,247
4.60%, 02/06/24 (Call 11/06/23)	310	312,276
4.63%, 11/01/25 (Call 09/01/25)	546	552,619
4.65%, 03/15/47 (Call 09/15/46)(a)	416	397,333
4.88%, 06/01/26 (Call 03/01/26)(a)	520	529,572
5.88%, 03/15/35	175	187,507

Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)(a)	781	681,836
3.60%, 02/01/27 (Call 11/01/26)	513	491,479
3.70%, 06/15/30 (Call 03/15/30)	513	465,958
3.90%, 11/01/25 (Call 08/01/25)	520	503,833
4.13%, 03/15/28 (Call 12/15/27)	282	270,869
4.40%, 02/01/47 (Call 08/01/46)	353	304,181
4.65%, 03/15/49 (Call 09/15/48)	190	167,945

Retail Opportunity Investments Partnership LP
4.00%, 12/15/24 (Call 09/15/24)(a)	155	150,862
5.00%, 12/15/23 (Call 09/15/23)	150	150,274

Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	565	455,526
2.15%, 09/01/31 (Call 06/01/31)	490	390,844

Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	475	377,696
3.90%, 10/15/29 (Call 07/15/29)(a)	907	790,830
5.13%, 08/15/26 (Call 05/15/26)	811	783,380

Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)	455	365,688
2.85%, 01/15/32 (Call 08/15/31)	205	162,369

Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	810	770,105
3.50%, 02/12/25 (Call 11/14/24)(a)(b)	887	858,649
3.63%, 01/28/26 (Call 12/28/25)(b)	1,026	981,307
4.38%, 05/28/30 (Call 02/28/30)(a)(b)	1,190	1,125,675

Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(b)(c)	1,311	1,211,036
5.13%, 09/24/80 (Call 06/24/30)(b)(c)	269	231,004

98	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)

Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	$655	$578,580
1.75%, 02/01/28 (Call 11/01/27)	430	372,489
2.00%, 09/13/24 (Call 06/13/24)(a)	1,143	1,101,921
2.20%, 02/01/31 (Call 11/01/30)(a)	630	516,399
2.25%, 01/15/32 (Call 10/15/31)	735	591,557
2.45%, 09/13/29 (Call 06/13/29)	1,214	1,047,830
2.65%, 07/15/30 (Call 04/15/30)	684	587,805
2.65%, 02/01/32 (Call 12/01/31)	741	615,806
3.25%, 11/30/26 (Call 08/30/26)	714	685,145
3.25%, 09/13/49 (Call 03/13/49)	787	570,778
3.30%, 01/15/26 (Call 10/15/25)	465	450,989
3.38%, 10/01/24 (Call 07/01/24)(a)	994	982,716
3.38%, 06/15/27 (Call 03/15/27)	854	818,478
3.38%, 12/01/27 (Call 09/01/27)(a)	722	681,608
3.50%, 09/01/25 (Call 06/01/25)	1,265	1,247,166
3.75%, 02/01/24 (Call 11/01/23)	342	340,865
3.80%, 07/15/50 (Call 01/15/50)	557	452,279
4.25%, 10/01/44 (Call 04/01/44)	366	312,606
4.25%, 11/30/46 (Call 05/30/46)	385	336,944
4.75%, 03/15/42 (Call 09/15/41)	318	293,625
6.75%, 02/01/40 (Call 11/01/39)	1,034	1,163,969

SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	688	662,146
4.25%, 02/01/26 (Call 11/01/25)	238	231,761
4.70%, 06/01/27 (Call 03/01/27)	537	518,178

Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	335	279,395
2.70%, 02/15/32 (Call 11/15/31)	421	327,458
3.20%, 01/15/27 (Call 11/15/26)	390	357,347
3.20%, 02/15/31 (Call 11/15/30)	435	360,408
3.40%, 01/15/30 (Call 10/15/29)	406	349,231
4.00%, 07/15/29 (Call 04/15/29)	571	518,376
4.45%, 09/15/26 (Call 06/15/26)	452	442,614

STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	405	321,614
2.75%, 11/18/30 (Call 08/18/30)	190	154,222
4.50%, 03/15/28 (Call 12/15/27)(a)	310	297,579
4.63%, 03/15/29 (Call 12/15/28)(a)	466	450,436

Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)(a)	350	295,515
2.70%, 07/15/31 (Call 04/15/31)	833	670,587
4.20%, 04/15/32 (Call 01/15/32)	645	577,684

Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	530	403,064
3.13%, 09/01/26 (Call 06/01/26)	161	149,504
3.88%, 07/15/27 (Call 04/15/27)(a)	250	233,517

Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(a)(b)	320	276,800
6.39%, 01/15/50 (Call 07/15/49)(b)	600	487,500
6.95%, 01/30/44 (Call 07/30/43)(b)	555	477,411

UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)(a)	273	204,051
2.10%, 08/01/32 (Call 05/01/32)	425	327,448
2.10%, 06/15/33 (Call 03/15/33)(a)	330	248,135
2.95%, 09/01/26 (Call 06/01/26)	247	230,304
3.00%, 08/15/31 (Call 05/15/31)(a)	703	599,062
3.10%, 11/01/34 (Call 08/01/34)	433	354,241
3.20%, 01/15/30 (Call 10/15/29)	482	427,532
3.50%, 07/01/27 (Call 04/01/27)	255	241,842

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 01/15/28 (Call 10/15/27)	$568	$527,573
4.40%, 01/26/29 (Call 10/26/28)	348	335,998

Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	420	342,707
2.65%, 01/15/25 (Call 12/15/24)	705	675,318
3.00%, 01/15/30 (Call 10/15/29)	599	521,366
3.25%, 10/15/26 (Call 07/15/26)	471	445,123
3.50%, 04/15/24 (Call 03/15/24)	383	377,853
3.50%, 02/01/25 (Call 11/01/24)	408	398,209
3.75%, 05/01/24 (Call 02/01/24)(a)	361	357,021
3.85%, 04/01/27 (Call 01/01/27)	530	508,523
4.00%, 03/01/28 (Call 12/01/27)	445	423,585
4.13%, 01/15/26 (Call 10/15/25)	668	655,224
4.38%, 02/01/45 (Call 08/01/44)	280	237,389
4.40%, 01/15/29 (Call 10/15/28)	818	786,897
4.75%, 11/15/30 (Call 08/15/30)(a)	466	451,846
4.88%, 04/15/49 (Call 10/15/48)	306	282,493
5.70%, 09/30/43 (Call 03/30/43)	326	326,768

VICI Properties LP
4.38%, 05/15/25	160	156,235
4.75%, 02/15/28 (Call 01/15/28)	830	796,474
4.95%, 02/15/30 (Call 12/15/29)(a)	990	950,520
5.13%, 05/15/32 (Call 02/15/32)	1,245	1,186,448
5.63%, 05/15/52 (Call 11/15/51)	665	614,887

VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 10/03/22)(a)(b)	1,145	1,078,438
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	760	687,199
3.88%, 02/15/29 (Call 11/15/28)(b)	297	264,136
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	1,220	1,072,690
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	1,215	1,138,054
4.50%, 09/01/26 (Call 06/01/26)(b)	70	65,960
4.50%, 01/15/28 (Call 10/15/27)(b)	85	78,815
4.63%, 06/15/25 (Call 03/15/25)(b)	225	217,791
4.63%, 12/01/29 (Call 12/01/24)(b)	1,100	1,016,125
5.75%, 02/01/27 (Call 11/01/26)(b)	445	438,116

Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)(a)	88	77,452
3.40%, 06/01/31 (Call 03/01/31)	120	97,685
3.50%, 01/15/25 (Call 11/15/24)	508	486,060

WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	1,070	946,255
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	915	802,659
4.13%, 09/20/28 (Call 06/20/28)(b)	281	254,293
4.63%, 09/20/48 (Call 03/20/48)(b)	407	319,074

WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	984	943,460
4.75%, 09/17/44 (Call 03/17/44)(a)(b)	510	391,578

Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	785	662,296
2.70%, 02/15/27 (Call 12/15/26)	688	638,742
2.75%, 01/15/31 (Call 10/15/30)	693	582,171
2.75%, 01/15/32 (Call 10/15/31)	535	443,263
2.80%, 06/01/31 (Call 03/01/31)	515	434,077
3.10%, 01/15/30 (Call 10/15/29)	754	664,841
3.63%, 03/15/24 (Call 02/15/24)	570	565,321
3.85%, 06/15/32 (Call 03/15/32)(a)	420	382,176
4.00%, 06/01/25 (Call 03/01/25)	1,118	1,103,844
4.13%, 03/15/29 (Call 12/15/28)	611	580,149
4.25%, 04/01/26 (Call 01/01/26)	750	744,116
4.25%, 04/15/28 (Call 01/15/28)	687	668,766

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 01/15/24 (Call 10/15/23)	$353	$354,094
4.95%, 09/01/48 (Call 03/01/48)(a)	355	333,956
5.13%, 03/15/43 (Call 09/15/42)(a)	270	252,069
6.50%, 03/15/41 (Call 09/15/40)(a)	675	742,331

Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	285	249,728
4.00%, 11/15/29 (Call 08/15/29)	772	729,013
4.00%, 04/15/30 (Call 01/15/30)	702	660,889
4.00%, 03/09/52 (Call 09/09/51)(a)	245	200,068
6.88%, 12/15/33	445	500,118
6.95%, 10/01/27(a)	95	104,745
7.38%, 03/15/32	784	907,724

WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)(a)	519	394,653
2.40%, 02/01/31 (Call 11/01/30)	359	291,820
2.45%, 02/01/32 (Call 11/01/31)	190	151,282
3.85%, 07/15/29 (Call 04/15/29)	650	602,794
4.00%, 02/01/25 (Call 11/01/24)	530	524,804
4.25%, 10/01/26 (Call 07/01/26)	411	400,051
4.60%, 04/01/24 (Call 01/01/24)	190	190,536

		238,431,542

Retail — 2.3%

7-Eleven Inc.
0.80%, 02/10/24 (Call 10/03/22)(b)	1,579	1,501,678
0.95%, 02/10/26 (Call 01/10/26)(a)(b)	1,520	1,349,360
1.30%, 02/10/28 (Call 12/10/27)(b)	1,215	1,014,148
1.80%, 02/10/31 (Call 11/10/30)(a)(b)	1,590	1,247,933
2.50%, 02/10/41 (Call 08/10/40)(b)	692	471,292
2.80%, 02/10/51 (Call 08/02/50)(b)	1,006	657,481

Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(a)	605	518,279
3.50%, 03/15/32 (Call 12/15/31)	565	479,582
3.90%, 04/15/30 (Call 01/15/30)(a)	353	317,393

Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(b)	989	855,815
3.44%, 05/13/41 (Call 11/13/40)(b)	395	293,433
3.55%, 07/26/27 (Call 04/26/27)(b)	1,228	1,151,830
3.63%, 05/13/51 (Call 11/13/50)(b)	465	333,328
3.80%, 01/25/50 (Call 07/25/49)(b)	543	406,201
4.50%, 07/26/47 (Call 01/26/47)(b)	580	479,722

AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	270	221,945
2.40%, 08/01/31 (Call 05/01/31)	754	578,524
3.50%, 11/15/24 (Call 09/15/24)	725	710,862
3.80%, 11/15/27 (Call 08/15/27)	785	722,488
3.85%, 03/01/32 (Call 12/01/31)(a)	380	325,597
4.50%, 10/01/25 (Call 07/01/25)(a)	600	596,975
4.75%, 06/01/30 (Call 03/01/30)	595	556,947

AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	751	591,594
3.13%, 04/18/24 (Call 03/18/24)	348	342,400
3.13%, 04/21/26 (Call 01/21/26)	460	441,630
3.25%, 04/15/25 (Call 01/15/25)	671	651,570
3.63%, 04/15/25 (Call 03/15/25)	629	619,332
3.75%, 06/01/27 (Call 03/01/27)	843	823,050
3.75%, 04/18/29 (Call 01/18/29)	753	708,068
4.00%, 04/15/30 (Call 01/15/30)	240	227,819
4.75%, 08/01/32 (Call 05/01/32)	430	426,024

Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	917	732,282

Security	Par (000)	Value

Retail (continued)
4.45%, 10/01/28 (Call 07/01/28)(a)	$825	$809,076

CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	350	278,715

CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	150	121,048

Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,346	1,207,219
1.60%, 04/20/30 (Call 01/20/30)	1,364	1,148,516
1.75%, 04/20/32 (Call 01/20/32)	627	515,701
2.75%, 05/18/24 (Call 03/18/24)	1,063	1,053,647
3.00%, 05/18/27 (Call 02/18/27)	1,201	1,169,521

Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	985	951,189
4.55%, 02/15/48 (Call 08/15/47)	496	399,930

Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	845	669,484
4.10%, 01/15/52 (Call 07/15/51)	725	484,338

Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)(a)	990	913,336
3.88%, 04/15/27 (Call 01/15/27)(a)	737	723,441
4.13%, 05/01/28 (Call 02/01/28)(a)	571	562,627
4.13%, 04/03/50 (Call 10/03/49)(a)	475	399,804
4.15%, 11/01/25 (Call 08/01/25)	782	778,213

Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	985	821,006
3.38%, 12/01/51 (Call 06/01/51)	335	237,270
4.00%, 05/15/25 (Call 03/15/25)(a)	1,515	1,500,530
4.20%, 05/15/28 (Call 02/15/28)	1,256	1,223,577

Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(b)	350	290,500

Genuine Parts Co.
1.75%, 02/01/25 (Call 02/01/23)	50	47,000
1.88%, 11/01/30 (Call 08/01/30)	863	681,579
2.75%, 02/01/32 (Call 11/01/31)	235	194,994

Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	610	518,992
1.38%, 03/15/31 (Call 12/15/30)	1,405	1,127,259
1.50%, 09/15/28 (Call 07/15/28)	505	438,355
1.88%, 09/15/31 (Call 06/15/31)(a)	1,230	1,018,645
2.13%, 09/15/26 (Call 06/15/26)	1,053	988,554
2.38%, 03/15/51 (Call 09/15/50)	1,080	709,226
2.50%, 04/15/27 (Call 02/15/27)(a)	775	731,946
2.70%, 04/15/25 (Call 03/15/25)	185	180,794
2.70%, 04/15/30 (Call 01/15/30)	853	767,791
2.75%, 09/15/51 (Call 03/15/51)	560	400,668
2.80%, 09/14/27 (Call 06/14/27)	995	945,003
2.88%, 04/15/27 (Call 03/15/27)	477	458,839
2.95%, 06/15/29 (Call 03/15/29)	1,807	1,686,988
3.00%, 04/01/26 (Call 01/01/26)	1,370	1,329,913
3.13%, 12/15/49 (Call 06/15/49)	898	688,933
3.25%, 04/15/32 (Call 01/15/32)(a)	1,445	1,333,156
3.30%, 04/15/40 (Call 10/15/39)	861	720,496
3.35%, 09/15/25 (Call 06/15/25)	1,064	1,054,983
3.35%, 04/15/50 (Call 10/15/49)	1,102	878,191
3.50%, 09/15/56 (Call 03/15/56)	680	540,052
3.63%, 04/15/52 (Call 10/15/51)	1,315	1,103,790
3.75%, 02/15/24 (Call 11/15/23)	678	679,609
3.90%, 12/06/28 (Call 09/06/28)	1,115	1,105,271
3.90%, 06/15/47 (Call 12/15/46)	1,074	944,262
4.20%, 04/01/43 (Call 10/01/42)	718	658,568
4.25%, 04/01/46 (Call 10/01/45)	1,399	1,296,681

100	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.40%, 03/15/45 (Call 09/15/44)(a)	$785	$741,671
4.50%, 12/06/48 (Call 06/06/48)	1,245	1,212,021
4.88%, 02/15/44 (Call 08/15/43)	804	806,863
5.40%, 09/15/40 (Call 03/15/40)	1,270	1,347,808
5.88%, 12/16/36	2,673	3,001,390
5.95%, 04/01/41 (Call 10/01/40)	1,696	1,900,325

Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	323	222,942

Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	1,045	886,620
1.70%, 09/15/28 (Call 07/15/28)	425	364,275
1.70%, 10/15/30 (Call 07/15/30)(a)	1,294	1,037,169
2.50%, 04/15/26 (Call 01/15/26)(a)	799	759,875
2.63%, 04/01/31 (Call 01/01/31)	1,250	1,070,920
2.80%, 09/15/41 (Call 03/15/41)	880	626,643
3.00%, 10/15/50 (Call 04/15/50)	1,267	868,543
3.10%, 05/03/27 (Call 02/03/27)	1,255	1,191,264
3.13%, 09/15/24 (Call 06/15/24)	719	704,357
3.35%, 04/01/27 (Call 03/01/27)(a)	1,005	968,726
3.38%, 09/15/25 (Call 06/15/25)	978	957,731
3.50%, 04/01/51 (Call 10/01/50)	670	506,310
3.65%, 04/05/29 (Call 01/05/29)	1,207	1,140,076
3.70%, 04/15/46 (Call 10/15/45)	1,192	946,995
3.75%, 04/01/32 (Call 01/01/32)(a)	1,365	1,257,058
3.88%, 09/15/23 (Call 06/15/23)	358	358,128
4.00%, 04/15/25 (Call 03/15/25)	834	833,526
4.05%, 05/03/47 (Call 11/03/46)(a)	1,296	1,080,802
4.25%, 04/01/52 (Call 10/01/51)(a)	1,155	983,699
4.38%, 09/15/45 (Call 03/15/45)	527	452,941
4.45%, 04/01/62 (Call 10/01/61)	995	840,285
4.50%, 04/15/30 (Call 01/15/30)	1,127	1,110,594
4.55%, 04/05/49 (Call 10/05/48)	660	589,882
4.65%, 04/15/42 (Call 10/15/41)(a)	339	315,141
5.00%, 04/15/40 (Call 10/15/39)	425	411,343
5.00%, 09/15/43 (Call 03/15/43)(a)	271	251,853
5.13%, 04/15/50 (Call 10/15/49)(a)	625	606,536
5.50%, 10/15/35	690	703,719
5.80%, 10/15/36	180	185,250
6.50%, 03/15/29(a)	470	515,858
6.88%, 02/15/28(a)	270	297,026

McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	530	492,923
2.13%, 03/01/30 (Call 12/01/29)	772	662,255
2.63%, 09/01/29 (Call 06/01/29)	831	746,198
3.25%, 06/10/24(a)	429	425,153
3.30%, 07/01/25 (Call 06/01/25)	908	892,559
3.38%, 05/26/25 (Call 02/26/25)	983	965,780
3.50%, 03/01/27 (Call 12/01/26)	929	914,037
3.50%, 07/01/27 (Call 05/01/27)	700	679,528
3.60%, 07/01/30 (Call 04/01/30)	704	667,481
3.63%, 05/01/43	560	456,986
3.63%, 09/01/49 (Call 03/01/49)	1,341	1,085,781
3.70%, 01/30/26 (Call 10/30/25)	1,483	1,468,549
3.70%, 02/15/42	600	501,878
3.80%, 04/01/28 (Call 01/01/28)	833	817,564
4.20%, 04/01/50 (Call 10/01/49)	864	764,827
4.45%, 03/01/47 (Call 09/01/46)	660	612,429
4.45%, 09/01/48 (Call 03/01/48)	593	545,729
4.60%, 05/26/45 (Call 11/26/44)	275	258,492
4.70%, 12/09/35 (Call 06/09/35)	967	959,641
4.88%, 07/15/40	840	815,874

Security	Par (000)	Value

Retail (continued)
4.88%, 12/09/45 (Call 06/09/45)	$695	$680,530
5.70%, 02/01/39(a)	826	883,008
6.30%, 10/15/37	802	907,659
6.30%, 03/01/38	955	1,083,744

O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	345	273,800
3.55%, 03/15/26 (Call 12/15/25)	799	779,000
3.60%, 09/01/27 (Call 06/01/27)	830	800,173
3.90%, 06/01/29 (Call 03/01/29)	571	540,508
4.20%, 04/01/30 (Call 01/01/30)(a)	487	468,228
4.35%, 06/01/28 (Call 03/01/28)	482	477,289
4.70%, 06/15/32 (Call 03/15/32)	675	668,578

Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	645	571,236
1.88%, 04/15/31 (Call 01/15/31)(a)	588	466,434
3.38%, 09/15/24 (Call 06/15/24)	567	557,335
4.60%, 04/15/25 (Call 03/15/25)	978	986,198

Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	313	285,232
2.25%, 03/12/30 (Call 12/12/29)	770	653,229
2.45%, 06/15/26 (Call 03/15/26)(a)	651	617,031
2.55%, 11/15/30 (Call 08/15/30)	879	752,283
3.00%, 02/14/32 (Call 11/14/31)(a)	815	712,177
3.35%, 03/12/50 (Call 09/12/49)	502	376,147
3.50%, 03/01/28 (Call 12/01/27)(a)	619	596,097
3.50%, 11/15/50 (Call 05/15/50)	1,087	836,559
3.55%, 08/15/29 (Call 05/15/29)	983	921,937
3.75%, 12/01/47 (Call 06/01/47)	485	393,597
3.80%, 08/15/25 (Call 06/15/25)	1,167	1,162,025
3.85%, 10/01/23 (Call 07/01/23)	322	322,350
4.00%, 11/15/28 (Call 08/15/28)(a)	875	855,105
4.30%, 06/15/45 (Call 12/15/44)	420	370,558
4.45%, 08/15/49 (Call 02/15/49)(a)	927	829,024
4.50%, 11/15/48 (Call 05/15/48)	959	869,532

Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	855	795,732
2.25%, 04/15/25 (Call 03/15/25)	1,451	1,394,025
2.35%, 02/15/30 (Call 11/15/29)	470	413,334
2.50%, 04/15/26	1,213	1,163,111
2.65%, 09/15/30 (Call 06/15/30)(a)	455	405,587
2.95%, 01/15/52 (Call 07/15/51)(a)	1,045	785,802
3.38%, 04/15/29 (Call 01/15/29)(a)	729	699,187
3.50%, 07/01/24	946	943,246
3.63%, 04/15/46	380	322,782
3.90%, 11/15/47 (Call 05/15/47)	572	508,538
4.00%, 07/01/42(a)	817	749,884
6.35%, 11/01/32(a)	249	284,596
6.50%, 10/15/37	1,005	1,187,327
7.00%, 01/15/38	195	239,052

Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	460	437,919

TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	460	391,762
1.60%, 05/15/31 (Call 02/15/31)	555	446,576
2.25%, 09/15/26 (Call 06/15/26)	1,130	1,067,772
3.88%, 04/15/30 (Call 01/15/30)	392	380,459
4.50%, 04/15/50 (Call 10/15/49)(a)	511	503,809

Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	920	726,915

Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 10/03/22)	300	289,461
3.20%, 04/15/30 (Call 01/15/30)(a)	620	552,455

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.45%, 06/01/26 (Call 03/01/26)	$405	$392,716
4.10%, 04/15/50 (Call 10/15/49)	691	547,391
4.65%, 06/01/46 (Call 12/01/45)	300	256,776
4.80%, 11/18/44 (Call 05/18/44)(a)	300	262,636

Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	349	313,802
2.50%, 09/22/41 (Call 03/22/41)	2,500	1,931,670
2.65%, 12/15/24 (Call 10/15/24)(a)	305	299,148
2.65%, 09/22/51 (Call 03/22/51)	3,710	2,781,799
2.85%, 07/08/24 (Call 06/08/24)(a)	540	532,862
2.95%, 09/24/49 (Call 03/24/49)(a)	243	192,769
3.05%, 07/08/26 (Call 05/08/26)	325	321,683
3.25%, 07/08/29 (Call 04/08/29)(a)	355	340,379
3.30%, 04/22/24 (Call 01/22/24)	1,460	1,453,337
3.55%, 06/26/25 (Call 04/26/25)(a)	600	600,450
3.63%, 12/15/47 (Call 06/15/47)	90	80,250
3.70%, 06/26/28 (Call 03/26/28)	285	281,791
3.95%, 06/28/38 (Call 12/28/37)	810	769,449
4.05%, 06/29/48 (Call 12/29/47)	1,115	1,069,256
4.30%, 04/22/44 (Call 10/22/43)(a)	70	66,886
4.88%, 07/08/40	55	57,326
5.00%, 10/25/40(a)	630	664,267
5.25%, 09/01/35	1,125	1,233,190
5.63%, 04/01/40(a)	460	523,488
6.20%, 04/15/38(a)	115	139,165
6.50%, 08/15/37	120	148,888
7.55%, 02/15/30	640	785,151

		158,066,096

Savings & Loans — 0.1%

Nationwide Building Society
0.55%, 01/22/24(b)(c)	1,140	1,080,880
1.50%, 10/13/26(b)	1,401	1,237,357
2.97%, 02/16/28 (Call 02/16/27)(b)(c)	155	139,583
3.90%, 07/21/25(b)	957	937,652
3.96%, 07/18/30 (Call 07/18/29), (3 mo. LIBOR US + 1.855%)(b)(c)	965	884,939
4.00%, 09/14/26(b)	790	746,647
4.13%, 10/18/32 (Call 10/18/27)(b)(c)	947	881,987
4.30%, 03/08/29 (Call 03/08/28), (3 mo. LIBOR US + 1.452%)(b)(c)	1,425	1,338,137
4.85%, 07/27/27(b)	10	9,930

		7,257,112

Semiconductors — 2.0%

Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	1,080	1,044,111
4.39%, 06/01/52 (Call 12/01/51)	705	666,604
Altera Corp., 4.10%, 11/15/23	165	165,780

Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	355	310,676
2.10%, 10/01/31 (Call 07/01/31)	480	406,463
2.80%, 10/01/41 (Call 04/01/41)(a)	672	523,909
2.95%, 04/01/25 (Call 03/01/25)	538	526,571
2.95%, 10/01/51 (Call 04/01/51)	905	684,757
3.50%, 12/05/26 (Call 09/05/26)	859	844,397
5.30%, 12/15/45 (Call 06/15/45)	85	89,355

Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	525	440,325
2.75%, 06/01/50 (Call 12/01/49)	352	262,011
3.30%, 04/01/27 (Call 01/01/27)(a)	1,109	1,085,212
3.90%, 10/01/25 (Call 07/01/25)(a)	830	830,443

Security	Par (000)	Value

Semiconductors (continued)
4.35%, 04/01/47 (Call 10/01/46)(a)	$654	$633,555
5.10%, 10/01/35 (Call 04/01/35)	598	629,421
5.85%, 06/15/41	980	1,115,035

Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)(a)	305	297,772
3.50%, 01/15/28 (Call 10/15/27)(a)	784	727,765
3.63%, 01/15/24 (Call 11/15/23)	415	411,564
3.88%, 01/15/27 (Call 10/15/26)	2,427	2,332,868

Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	1,050	900,607
2.45%, 02/15/31 (Call 11/15/30)(b)	1,950	1,554,838
2.60%, 02/15/33 (Call 11/15/32)(b)	2,020	1,553,264
3.14%, 11/15/35 (Call 08/15/35)(b)	1,138	862,246
3.15%, 11/15/25 (Call 10/15/25)(a)	801	774,398
3.19%, 11/15/36 (Call 08/15/36)(b)	1,205	895,539
3.42%, 04/15/33 (Call 01/15/33)(b)	2,460	2,029,063
3.46%, 09/15/26 (Call 07/15/26)	655	628,224
3.47%, 04/15/34 (Call 01/15/34)(b)	3,610	2,923,175
3.50%, 02/15/41 (Call 08/15/40)(b)	2,329	1,747,114
3.63%, 10/15/24 (Call 09/15/24)(a)	662	654,069
3.75%, 02/15/51 (Call 08/15/50)(b)	1,722	1,262,385
4.00%, 04/15/29 (Call 02/15/29)(b)	960	889,231
4.11%, 09/15/28 (Call 06/15/28)(a)	40	38,071
4.15%, 11/15/30 (Call 08/15/30)(a)	1,002	913,927
4.15%, 04/15/32 (Call 01/15/32)(a)(b)	920	822,316
4.30%, 11/15/32 (Call 08/15/32)(a)	1,819	1,637,637
4.75%, 04/15/29 (Call 01/15/29)	25	24,563
4.93%, 05/15/37 (Call 02/15/37)(b)	5,681	5,060,855
5.00%, 04/15/30 (Call 01/15/30)(a)	285	277,599

Entegris Escrow Corp., 4.75%, 04/15/29 (Call 01/15/29)(a)(b)	300	275,892

Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	400	346,948
2.00%, 08/12/31 (Call 05/12/31)	515	425,159
2.45%, 11/15/29 (Call 08/15/29)	1,717	1,507,029
2.60%, 05/19/26 (Call 02/19/26)	1,031	986,205
2.70%, 06/17/24 (Call 04/17/24)(a)	60	58,808
2.80%, 08/12/41 (Call 02/12/41)	751	557,261
2.88%, 05/11/24 (Call 03/11/24)	1,068	1,053,905
3.05%, 08/12/51 (Call 02/12/51)	1,000	717,964
3.10%, 02/15/60 (Call 08/15/59)	1,058	723,869
3.15%, 05/11/27 (Call 02/11/27)	739	712,601
3.20%, 08/12/61 (Call 02/12/61)	870	610,549
3.25%, 11/15/49 (Call 05/15/49)	1,824	1,357,984
3.40%, 03/25/25 (Call 02/25/25)(a)	1,901	1,877,897
3.70%, 07/29/25 (Call 04/29/25)	1,851	1,842,441
3.73%, 12/08/47 (Call 06/08/47)	1,986	1,617,475
3.75%, 03/25/27 (Call 01/25/27)	965	952,802
3.75%, 08/05/27	520	510,692
3.90%, 03/25/30 (Call 12/25/29)	1,251	1,203,576
4.00%, 08/05/29	520	505,465
4.00%, 12/15/32	693	667,411
4.10%, 05/19/46 (Call 11/19/45)	1,136	1,005,166
4.10%, 05/11/47 (Call 11/11/46)	982	860,145
4.15%, 08/05/32	520	503,043
4.25%, 12/15/42(a)	323	290,006
4.60%, 03/25/40 (Call 09/25/39)	563	538,539
4.75%, 03/25/50 (Call 09/25/49)	1,845	1,757,386
4.80%, 10/01/41	825	795,926
4.90%, 07/29/45 (Call 01/29/45)(a)	356	348,655

102	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.90%, 08/05/52	$520	$507,440
4.95%, 03/25/60 (Call 09/25/59)(a)	726	698,066
5.05%, 08/05/62	520	501,656

KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	345	269,622
4.10%, 03/15/29 (Call 12/15/28)(a)	968	961,804
4.65%, 11/01/24 (Call 08/01/24)	375	381,015
4.65%, 07/15/32 (Call 04/15/32)	1,075	1,092,435
4.95%, 07/15/52 (Call 01/15/52)	1,885	1,893,933
5.00%, 03/15/49 (Call 09/15/48)	377	378,927
5.25%, 07/15/62 (Call 01/15/62)	1,605	1,639,174
5.65%, 11/01/34 (Call 07/01/34)(a)	393	416,606

Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	948	794,780
2.88%, 06/15/50 (Call 12/15/49)	708	523,059
3.13%, 06/15/60 (Call 12/15/59)	536	391,347
3.75%, 03/15/26 (Call 01/15/26)	1,004	999,943
3.80%, 03/15/25 (Call 12/15/24)(a)	418	416,171
4.00%, 03/15/29 (Call 12/15/28)	1,180	1,157,350
4.88%, 03/15/49 (Call 09/15/48)(a)	370	378,383

Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(a)	765	688,146
2.45%, 04/15/28 (Call 02/15/28)	770	668,851
2.95%, 04/15/31 (Call 01/15/31)	760	623,097
4.88%, 06/22/28 (Call 03/22/28)	588	576,450

Maxim Integrated Products Inc., 3.45%, 06/15/27
(Call 03/15/27)	374	359,142

Microchip Technology Inc.
0.97%, 02/15/24(a)	1,114	1,060,514
0.98%, 09/01/24	651	608,135
2.67%, 09/01/23(a)	682	671,999
4.25%, 09/01/25 (Call 10/03/22)	1,315	1,300,994

Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	1,058	822,339
3.37%, 11/01/41 (Call 05/01/41)	739	524,241
3.48%, 11/01/51 (Call 05/01/51)	415	277,401
4.19%, 02/15/27 (Call 12/15/26)	922	897,400
4.66%, 02/15/30 (Call 11/15/29)	778	728,661
4.98%, 02/06/26 (Call 12/06/25)	551	552,890
5.33%, 02/06/29 (Call 11/06/28)	802	790,588

NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	1,011	958,402
1.55%, 06/15/28 (Call 04/15/28)	1,145	996,731
2.00%, 06/15/31 (Call 03/15/31)(a)	1,530	1,290,528
2.85%, 04/01/30 (Call 01/01/30)	1,148	1,035,775
3.20%, 09/16/26 (Call 06/16/26)(a)	931	916,112
3.50%, 04/01/40 (Call 10/01/39)(a)	1,067	916,296
3.50%, 04/01/50 (Call 10/01/49)	1,584	1,311,714
3.70%, 04/01/60 (Call 10/01/59)	559	455,626

NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	661	663,687
5.35%, 03/01/26 (Call 01/01/26)	724	736,204
5.55%, 12/01/28 (Call 09/01/28)	706	718,158

NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	1,318	1,058,686
2.65%, 02/15/32 (Call 11/15/31)	698	561,213
2.70%, 05/01/25 (Call 04/01/25)	307	290,783
3.13%, 02/15/42 (Call 08/15/41)	615	439,838
3.15%, 05/01/27 (Call 03/01/27)	317	295,515
3.25%, 05/11/41 (Call 11/11/40)	750	544,972

Security	Par (000)	Value

Semiconductors (continued)
3.25%, 11/30/51 (Call 05/30/51)	$425	$288,875
3.40%, 05/01/30 (Call 02/01/30)	898	795,026
3.88%, 06/18/26 (Call 04/18/26)	651	629,670
4.30%, 06/18/29 (Call 03/18/29)	1,169	1,110,226
4.40%, 06/01/27 (Call 05/01/27)	315	306,965
5.00%, 01/15/33 (Call 10/15/32)	1,114	1,071,649

Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(b)	535	499,406
3.38%, 04/01/31 (Call 04/01/26)(a)(b)	847	678,108
4.38%, 10/15/29 (Call 10/15/24)	905	798,663

QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	937	809,143
1.65%, 05/20/32 (Call 02/20/32)	1,386	1,111,765
2.15%, 05/20/30 (Call 02/20/30)	495	432,356
2.90%, 05/20/24 (Call 03/20/24)	660	650,936
3.25%, 05/20/27 (Call 02/20/27)(a)	1,399	1,365,119
3.25%, 05/20/50 (Call 11/20/49)(a)	879	709,383
3.45%, 05/20/25 (Call 02/20/25)(a)	831	821,477
4.25%, 05/20/32 (Call 02/20/32)	185	186,437
4.30%, 05/20/47 (Call 11/20/46)(a)	1,191	1,119,376
4.50%, 05/20/52 (Call 11/20/51)	1,195	1,156,882
4.65%, 05/20/35 (Call 11/20/34)(a)	1,102	1,112,818
4.80%, 05/20/45 (Call 11/20/44)	1,335	1,338,459

Renesas Electronics Corp.
1.54%, 11/26/24 (Call 10/26/24)(a)(b)	715	663,388
2.17%, 11/25/26 (Call 10/25/26)(b)	1,035	917,639

SK Hynix Inc.
1.50%, 01/19/26(a)(b)	250	221,742
2.38%, 01/19/31(b)	185	145,665

Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	787	700,328
3.00%, 06/01/31 (Call 03/01/31)	687	556,984

Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	560	507,379
1.38%, 03/12/25 (Call 02/12/25)	597	562,531
1.75%, 05/04/30 (Call 02/04/30)	505	429,847
1.90%, 09/15/31 (Call 06/15/31)	500	421,738
2.25%, 09/04/29 (Call 06/04/29)	1,016	907,979
2.63%, 05/15/24 (Call 03/15/24)	350	344,961
2.70%, 09/15/51 (Call 03/15/51)(a)	480	358,139
2.90%, 11/03/27 (Call 08/03/27)	615	586,434
3.65%, 08/16/32	340	328,484
3.88%, 03/15/39 (Call 09/15/38)	527	490,969
4.10%, 08/16/52	165	157,625
4.15%, 05/15/48 (Call 11/15/47)	1,289	1,227,949

TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	413	374,640
2.50%, 10/25/31 (Call 07/25/31)	845	715,017
3.13%, 10/25/41 (Call 04/25/41)(a)	725	592,915
3.25%, 10/25/51 (Call 04/25/51)(a)	970	773,247
3.88%, 04/22/27 (Call 03/22/27)	1,125	1,105,403
4.13%, 04/22/29 (Call 02/22/29)	95	93,432
4.25%, 04/22/32 (Call 01/22/32)	405	398,574
4.50%, 04/22/52 (Call 10/22/51)	1,045	1,020,728

TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)(b)	960	863,101
1.00%, 09/28/27 (Call 07/28/27)(b)	300	254,408
1.25%, 04/23/26 (Call 03/23/26)(b)	645	580,399
1.38%, 09/28/30 (Call 06/28/30)(a)(b)	242	190,063
1.75%, 04/23/28 (Call 02/23/28)(b)	1,295	1,119,388

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.25%, 04/23/31 (Call 01/23/31)(b)	$1,100	$916,343

Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	328	285,956
2.95%, 06/01/24 (Call 04/01/24)(a)	714	706,743

		138,344,190

Shipbuilding — 0.0%

Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	505	427,857
3.48%, 12/01/27 (Call 09/01/27)	586	544,631
3.84%, 05/01/25 (Call 04/01/25)	680	665,369
4.20%, 05/01/30 (Call 02/01/30)	567	527,730

		2,165,587

Software — 2.1%

Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	569	449,455
2.50%, 09/15/50 (Call 03/15/50)	1,343	908,520
3.40%, 09/15/26 (Call 06/15/26)	1,048	1,022,862
3.40%, 06/15/27 (Call 03/15/27)	373	359,368
4.50%, 06/15/47 (Call 12/15/46)	577	547,506

Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	481	460,671
2.15%, 02/01/27 (Call 12/01/26)	732	685,953
2.30%, 02/01/30 (Call 11/01/29)	1,453	1,291,870
3.25%, 02/01/25 (Call 11/01/24)	1,355	1,341,007

Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)(a)	910	752,826
2.85%, 01/15/30 (Call 10/15/29)	603	535,028
3.50%, 06/15/27 (Call 03/15/27)	707	681,088
4.38%, 06/15/25 (Call 03/15/25)	625	628,574

Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	1,095	916,067
2.90%, 12/01/29 (Call 09/01/29)	871	765,797
3.40%, 06/27/26 (Call 03/27/26)	728	705,606

Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	360	362,317

Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)(a)	765	747,484
3.30%, 03/01/30 (Call 12/01/29)	968	955,380
4.50%, 12/01/27 (Call 09/01/27)(a)	747	742,099

Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	961	787,727
2.95%, 02/15/51 (Call 08/15/50)	817	594,069
4.80%, 03/01/26 (Call 12/01/25)	688	698,742

Fidelity National Information Services Inc.
0.60%, 03/01/24	481	456,435
1.15%, 03/01/26 (Call 02/01/26)	1,242	1,101,636
1.65%, 03/01/28 (Call 01/01/28)(a)	447	381,132
2.25%, 03/01/31 (Call 12/01/30)(a)	1,070	871,947
3.10%, 03/01/41 (Call 09/01/40)	475	344,184
3.75%, 05/21/29 (Call 02/21/29)(a)	125	117,246
4.50%, 07/15/25	368	368,510
4.50%, 08/15/46 (Call 02/15/46)(a)	435	373,063
4.70%, 07/15/27 (Call 06/15/27)(a)	585	583,618
5.10%, 07/15/32 (Call 04/15/32)(a)	350	348,579
5.63%, 07/15/52 (Call 01/15/52)(a)	430	425,804
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	212	190,523

Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	1,063	957,281
2.65%, 06/01/30 (Call 03/01/30)(a)	888	756,001
2.75%, 07/01/24 (Call 06/01/24)	1,869	1,823,147

Security	Par (000)	Value

Software (continued)
3.20%, 07/01/26 (Call 05/01/26)	$1,876	$1,785,068
3.50%, 07/01/29 (Call 04/01/29)	2,525	2,312,099
3.80%, 10/01/23 (Call 09/01/23)	365	364,159
3.85%, 06/01/25 (Call 03/01/25)	974	957,989
4.20%, 10/01/28 (Call 07/01/28)	839	813,505
4.40%, 07/01/49 (Call 01/01/49)	1,695	1,471,281

Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	927	852,469

Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)(a)	311	286,071
1.35%, 07/15/27 (Call 05/15/27)	496	436,624
1.65%, 07/15/30 (Call 04/15/30)	925	761,973

Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	3,651	3,484,839
2.53%, 06/01/50 (Call 12/01/49)	5,455	3,970,313
2.68%, 06/01/60 (Call 12/01/59)	3,917	2,781,650
2.70%, 02/12/25 (Call 11/12/24)	2,342	2,303,041
2.88%, 02/06/24 (Call 12/06/23)	1,668	1,650,726
2.92%, 03/17/52 (Call 09/17/51)	6,594	5,187,147
3.04%, 03/17/62 (Call 09/17/61)(a)	2,116	1,614,079
3.13%, 11/03/25 (Call 08/03/25)	2,727	2,682,910
3.30%, 02/06/27 (Call 11/06/26)	3,488	3,427,951
3.45%, 08/08/36 (Call 02/08/36)	1,716	1,614,777
3.50%, 02/12/35 (Call 08/12/34)(a)	1,537	1,469,153
3.50%, 11/15/42	950	848,575
3.63%, 12/15/23 (Call 09/15/23)	1,072	1,074,463
3.70%, 08/08/46 (Call 02/08/46)	1,662	1,530,329
3.75%, 02/12/45 (Call 08/12/44)(a)	340	309,781
3.95%, 08/08/56 (Call 02/08/56)(a)	540	506,916
4.00%, 02/12/55 (Call 08/12/54)(a)	380	356,835
4.10%, 02/06/37 (Call 08/06/36)	848	851,335
4.20%, 11/03/35 (Call 05/03/35)	954	968,483
4.25%, 02/06/47 (Call 08/06/46)(a)	235	234,274
4.45%, 11/03/45 (Call 05/03/45)(a)	101	103,609
4.50%, 10/01/40(a)	576	589,723
4.50%, 02/06/57 (Call 08/06/56)	320	334,256
4.75%, 11/03/55 (Call 05/03/55)	100	106,422
5.20%, 06/01/39	25	27,883
5.30%, 02/08/41	247	279,052

Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	2,695	2,430,272
2.30%, 03/25/28 (Call 01/25/28)(a)	1,655	1,438,466
2.40%, 09/15/23 (Call 07/15/23)	891	875,318
2.50%, 04/01/25 (Call 03/01/25)	2,335	2,216,590
2.65%, 07/15/26 (Call 04/15/26)	2,482	2,288,674
2.80%, 04/01/27 (Call 02/01/27)	1,498	1,371,282
2.88%, 03/25/31 (Call 12/25/30)	2,272	1,883,419
2.95%, 11/15/24 (Call 09/15/24)	1,732	1,682,889
2.95%, 05/15/25 (Call 02/15/25)(a)	2,380	2,281,318
2.95%, 04/01/30 (Call 01/01/30)	2,159	1,842,642
3.25%, 11/15/27 (Call 08/15/27)(a)	1,695	1,564,571
3.25%, 05/15/30 (Call 02/15/30)(a)	1,435	1,247,274
3.40%, 07/08/24 (Call 04/08/24)(a)	1,834	1,807,323
3.60%, 04/01/40 (Call 10/01/39)	2,950	2,145,371
3.60%, 04/01/50 (Call 10/01/49)	3,461	2,356,690
3.65%, 03/25/41 (Call 09/25/40)	2,169	1,591,197
3.80%, 11/15/37 (Call 05/15/37)	1,711	1,328,577
3.85%, 07/15/36 (Call 01/15/36)	1,198	957,288
3.85%, 04/01/60 (Call 10/01/59)	2,745	1,820,066
3.90%, 05/15/35 (Call 11/15/34)	1,514	1,238,211
3.95%, 03/25/51 (Call 09/25/50)	2,461	1,767,627

104	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.00%, 07/15/46 (Call 01/15/46)	$2,892	$2,117,055
4.00%, 11/15/47 (Call 05/15/47)	2,177	1,579,771
4.10%, 03/25/61 (Call 09/25/60)	1,706	1,190,050
4.13%, 05/15/45 (Call 11/15/44)	1,861	1,390,112
4.30%, 07/08/34 (Call 01/08/34)	1,659	1,445,470
4.38%, 05/15/55 (Call 11/15/54)	1,224	921,902
4.50%, 07/08/44 (Call 01/08/44)	1,111	884,691
5.38%, 07/15/40	2,232	2,008,550
6.13%, 07/08/39	1,194	1,175,554
6.50%, 04/15/38	1,145	1,160,747

Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	600	544,112
1.40%, 09/15/27 (Call 07/15/27)	777	665,421
1.75%, 02/15/31 (Call 11/15/30)	1,092	855,815
2.00%, 06/30/30 (Call 03/30/30)(a)	807	657,158
2.35%, 09/15/24 (Call 08/15/24)	509	491,567
2.95%, 09/15/29 (Call 06/15/29)	500	440,449
3.65%, 09/15/23 (Call 08/15/23)(a)	339	337,610
3.80%, 12/15/26 (Call 09/15/26)(a)	605	592,243
3.85%, 12/15/25 (Call 09/15/25)	513	504,210
4.20%, 09/15/28 (Call 06/15/28)	770	750,777

salesforce.com Inc.
0.63%, 07/15/24 (Call 10/03/22)	370	350,378
1.50%, 07/15/28 (Call 05/15/28)(a)	935	818,227
1.95%, 07/15/31 (Call 04/15/31)(a)	1,090	917,309
2.70%, 07/15/41 (Call 01/15/41)	1,143	871,653
2.90%, 07/15/51 (Call 01/15/51)	1,725	1,273,210
3.05%, 07/15/61 (Call 01/15/61)	1,085	783,266
3.70%, 04/11/28 (Call 01/11/28)(a)	1,172	1,161,049

ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	1,528	1,197,686

Take-Two Interactive Software Inc.
3.30%, 03/28/24	520	512,681
3.55%, 04/14/25	585	571,389
3.70%, 04/14/27 (Call 03/14/27)	415	399,361
4.00%, 04/14/32 (Call 01/14/32)	625	576,397

VMware Inc.
1.00%, 08/15/24 (Call 10/03/22)	1,270	1,190,024
1.40%, 08/15/26 (Call 07/15/26)	365	321,807
1.80%, 08/15/28 (Call 06/15/28)	473	393,288
2.20%, 08/15/31 (Call 05/15/31)	895	697,762
3.90%, 08/21/27 (Call 05/21/27)	1,376	1,312,499
4.50%, 05/15/25 (Call 04/15/25)	1,049	1,047,969
4.65%, 05/15/27 (Call 03/15/27)(a)	653	646,712
4.70%, 05/15/30 (Call 02/15/30)	795	753,250

Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	420	400,659
3.70%, 04/01/29 (Call 02/01/29)	340	318,680
3.80%, 04/01/32 (Call 01/01/32)(a)	775	709,116

		147,461,583

Telecommunications — 4.1%

America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)(a)	990	876,871
3.63%, 04/22/29 (Call 01/22/29)	450	425,087
4.38%, 07/16/42	810	725,238
4.38%, 04/22/49 (Call 10/22/48)(a)	1,022	942,795
5.38%, 04/04/32 (Call 01/04/32)(a)(b)	240	219,314
6.13%, 11/15/37	1,000	1,074,229
6.13%, 03/30/40	1,785	1,953,238
6.38%, 03/01/35	330	372,365

Security	Par (000)	Value

Telecommunications (continued)

AT&T Inc.
0.90%, 03/25/24 (Call 09/12/22)	$790	$754,357
1.65%, 02/01/28 (Call 12/01/27)	2,008	1,724,966
1.70%, 03/25/26 (Call 03/25/23)	2,342	2,137,852
2.25%, 02/01/32 (Call 11/01/31)	1,850	1,492,925
2.30%, 06/01/27 (Call 04/01/27)	1,762	1,603,461
2.55%, 12/01/33 (Call 09/01/33)	3,244	2,584,711
2.75%, 06/01/31 (Call 03/01/31)	2,257	1,933,732
2.95%, 07/15/26 (Call 04/15/26)	539	512,828
3.30%, 02/01/52 (Call 08/01/51)	750	538,789
3.50%, 06/01/41 (Call 12/01/40)(a)	2,414	1,902,781
3.50%, 09/15/53 (Call 03/15/53)	6,854	5,052,873
3.50%, 02/01/61 (Call 08/01/60)	650	463,896
3.55%, 09/15/55 (Call 03/15/55)	7,006	5,129,733
3.65%, 06/01/51 (Call 12/01/50)(a)	2,654	2,030,806
3.65%, 09/15/59 (Call 03/15/59)	5,859	4,247,023
3.80%, 02/15/27 (Call 11/15/26)(a)	924	906,368
3.80%, 12/01/57 (Call 06/01/57)	5,525	4,182,255
3.85%, 06/01/60 (Call 12/01/59)	1,360	1,031,616
3.88%, 01/15/26 (Call 10/15/25)(a)	682	675,079
4.10%, 02/15/28 (Call 11/15/27)	1,010	985,666
4.25%, 03/01/27 (Call 12/01/26)(a)	1,527	1,512,466
4.30%, 02/15/30 (Call 11/15/29)	2,752	2,639,687
4.30%, 12/15/42 (Call 06/15/42)	993	860,603
4.35%, 03/01/29 (Call 12/01/28)	2,598	2,534,522
4.35%, 06/15/45 (Call 12/15/44)(a)	1,028	886,371
4.50%, 05/15/35 (Call 11/15/34)	2,853	2,679,441
4.50%, 03/09/48 (Call 09/09/47)	1,655	1,451,234
4.55%, 03/09/49 (Call 09/09/48)	1,155	1,021,853
4.65%, 06/01/44 (Call 12/01/43)	700	627,899
4.75%, 05/15/46 (Call 11/15/45)	1,555	1,442,063
4.80%, 06/15/44 (Call 12/15/43)	352	320,034
4.85%, 03/01/39 (Call 09/01/38)	1,149	1,074,651
4.85%, 07/15/45 (Call 01/15/45)	325	299,605
4.90%, 08/15/37 (Call 02/14/37)	710	689,766
5.15%, 03/15/42(a)	287	278,941
5.15%, 11/15/46 (Call 05/15/46)(a)	1,305	1,260,625
5.15%, 02/15/50 (Call 08/14/49)	633	610,623
5.25%, 03/01/37 (Call 09/01/36)(a)	880	880,036
5.35%, 09/01/40	508	497,618
5.45%, 03/01/47 (Call 09/01/46)	433	439,433
5.55%, 08/15/41	293	295,736
5.65%, 02/15/47 (Call 08/15/46)	335	350,383
5.70%, 03/01/57 (Call 09/01/56)	370	384,048
6.00%, 08/15/40 (Call 05/15/40)	726	767,132
6.30%, 01/15/38(a)	400	440,755
6.38%, 03/01/41	311	341,670
6.55%, 02/15/39	505	564,426

Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)(a)	495	359,286

Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	385	304,871
4.30%, 07/29/49 (Call 01/29/49)	692	610,590
4.46%, 04/01/48 (Call 10/01/47)	798	732,226
Series US-3, 0.75%, 03/17/24	528	502,306
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	551	434,882
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	685	558,263

Bharti Airtel International Netherlands BV, 5.35%,
05/20/24(b)	594	600,817

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)

Bharti Airtel Ltd.
3.25%, 06/03/31 (Call 03/05/31)(b)	$50	$42,843
4.38%, 06/10/25(a)(b)	775	764,146

British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	1,012	874,413
4.25%, 11/08/49 (Call 05/08/49)(b)	615	481,774
4.50%, 12/04/23 (Call 11/04/23)	437	438,048
5.13%, 12/04/28 (Call 09/04/28)	780	766,568
9.63%, 12/15/30	2,508	3,090,841

Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	328	323,589
2.50%, 09/20/26 (Call 06/20/26)	947	908,934
2.95%, 02/28/26(a)	1,008	986,448
3.50%, 06/15/25	252	251,461
3.63%, 03/04/24	626	627,431
5.50%, 01/15/40	2,115	2,305,134
5.90%, 02/15/39	1,971	2,234,488

Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	376	294,739
4.38%, 11/15/57 (Call 05/15/57)(a)	565	471,336
4.70%, 03/15/37	665	623,244
4.75%, 03/15/42(a)	340	313,477
5.35%, 11/15/48 (Call 05/15/48)(a)	391	386,733
5.45%, 11/15/79 (Call 05/19/79)	981	908,672
5.75%, 08/15/40(a)	641	662,433
5.85%, 11/15/68 (Call 05/15/68)	383	368,429
7.25%, 08/15/36 (Call 08/15/26)	587	641,954

Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)(b)	982	767,571

Deutsche Telekom International Finance BV
2.49%, 09/19/23 (Call 07/19/23)(a)(b)	590	579,966
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	1,289	1,252,747
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	1,036	1,028,396
4.75%, 06/21/38 (Call 12/21/37)(b)	733	691,252
4.88%, 03/06/42(a)(b)	993	929,750
8.75%, 06/15/30	2,792	3,428,307
9.25%, 06/01/32	976	1,286,695

Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(b)	305	254,675
4.75%, 08/01/26 (Call 05/03/26)(a)(b)	903	889,603

Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	651	583,888
2.00%, 12/10/30 (Call 09/10/30)	563	440,031
3.75%, 08/15/29 (Call 05/15/29)(a)	699	630,821
5.95%, 03/15/41	561	538,826

Koninklijke KPN NV, 8.38%, 10/01/30	753	875,798

KT Corp., 2.50%, 07/18/26(a)(b)	200	186,863

Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	947	839,952
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	927	786,481

Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	564	447,456
2.75%, 05/24/31 (Call 02/24/31)	645	525,922
4.00%, 09/01/24	39	38,690
4.60%, 02/23/28 (Call 11/23/27)	587	577,735
4.60%, 05/23/29 (Call 02/23/29)	1,039	1,000,489
5.50%, 09/01/44(a)	399	374,259
5.60%, 06/01/32 (Call 03/01/32)(a)	1,035	1,039,062
7.50%, 05/15/25	45	47,242

Security	Par (000)	Value

Telecommunications (continued)

NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(a)(b)	$930	$863,311
1.45%, 05/05/26 (Call 04/05/26)(b)	1,263	1,131,529
1.63%, 01/08/27 (Call 12/08/26)(b)	515	454,898
2.50%, 01/08/32 (Call 10/08/31)(b)	500	413,559
2.63%, 05/05/31 (Call 02/05/31)(b)	1,489	1,257,247

NTT Finance Corp.
0.58%, 03/01/24(b)	905	859,665
1.16%, 04/03/26 (Call 03/03/26)(b)	2,814	2,524,596
1.59%, 04/03/28 (Call 02/03/28)(b)	1,495	1,292,905
2.07%, 04/03/31 (Call 01/03/31)(a)(b)	1,107	927,560
4.14%, 07/26/24(b)	200	200,291
4.24%, 07/25/25(a)(b)	360	359,409
4.37%, 07/27/27 (Call 06/27/27)(b)	230	230,609

Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	760	680,072
3.75%, 06/22/26(b)	1,713	1,699,741
3.88%, 01/31/28(a)(b)	463	460,027
4.50%, 01/31/43(a)(b)	515	517,575

Orange SA
5.38%, 01/13/42	1,086	1,121,160
5.50%, 02/06/44 (Call 08/06/43)	705	738,325
9.00%, 03/01/31	2,453	3,125,889

Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	452	425,796
2.95%, 03/15/25 (Call 03/15/23)(b)	1,280	1,237,593
3.20%, 03/15/27 (Call 02/15/27)(b)	1,166	1,109,371
3.63%, 12/15/25 (Call 09/15/25)	1,129	1,096,373
3.70%, 11/15/49 (Call 05/15/49)	843	638,735
3.80%, 03/15/32 (Call 12/15/31)(b)	2,040	1,861,920
4.10%, 10/01/23 (Call 07/01/23)	592	592,005
4.30%, 02/15/48 (Call 08/15/47)	677	561,353
4.35%, 05/01/49 (Call 11/01/48)(a)	948	792,389
4.50%, 03/15/42 (Call 09/15/41)(b)	848	749,157
4.50%, 03/15/43 (Call 09/15/42)	663	571,324
4.55%, 03/15/52 (Call 09/15/51)(a)(b)	2,010	1,764,337
5.00%, 03/15/44 (Call 09/15/43)	733	668,535
5.25%, 03/15/82 (Call 03/15/27)(b)(c)	630	574,736
5.45%, 10/01/43 (Call 04/01/43)(a)	701	675,202
7.50%, 08/15/38	560	664,468

Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	1,027	1,029,773

SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	634	539,388

SES SA, 5.30%, 04/04/43(b)	633	524,842

Telefonica Emisiones SA
4.10%, 03/08/27	1,897	1,840,120
4.67%, 03/06/38	946	819,788
4.90%, 03/06/48	1,076	890,956
5.21%, 03/08/47	2,090	1,808,010
5.52%, 03/01/49 (Call 09/01/48)(a)	1,243	1,115,974
7.05%, 06/20/36	1,987	2,172,094

Telefonica Europe BV, 8.25%, 09/15/30	1,218	1,418,515

Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(b)	245	206,413

Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	1,168	1,138,604

TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	1,202	1,130,033
3.40%, 05/13/32 (Call 02/13/32)	975	864,595
3.70%, 09/15/27 (Call 06/15/27)(a)	741	722,136
4.30%, 06/15/49 (Call 12/15/48)	419	370,463
4.60%, 11/16/48 (Call 05/16/48)	971	903,783

106	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)

T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	$1,107	$996,642
2.05%, 02/15/28 (Call 12/15/27)	1,464	1,270,574
2.25%, 02/15/26 (Call 02/15/23)	1,650	1,515,969
2.25%, 11/15/31 (Call 08/15/31)	932	747,696
2.40%, 03/15/29 (Call 01/15/29)	545	468,638
2.55%, 02/15/31 (Call 11/15/30)	2,057	1,712,021
2.63%, 04/15/26 (Call 04/15/23)	1,160	1,073,435
2.63%, 02/15/29 (Call 02/15/24)	925	797,561
2.70%, 03/15/32 (Call 12/15/31)	855	712,244
2.88%, 02/15/31 (Call 02/15/26)	930	786,036
3.00%, 02/15/41 (Call 08/15/40)(a)	2,446	1,790,211
3.30%, 02/15/51 (Call 08/15/50)	2,880	2,062,417
3.38%, 04/15/29 (Call 04/15/24)	2,465	2,220,472
3.40%, 10/15/52 (Call 04/15/52)	2,560	1,848,760
3.50%, 04/15/25 (Call 03/15/25)	2,729	2,664,840
3.50%, 04/15/31 (Call 04/15/26)	2,550	2,258,006
3.60%, 11/15/60 (Call 05/15/60)	1,128	811,838
3.75%, 04/15/27 (Call 02/15/27)	3,174	3,043,551
3.88%, 04/15/30 (Call 01/15/30)	6,117	5,653,496
4.38%, 04/15/40 (Call 10/15/39)	1,744	1,538,310
4.50%, 04/15/50 (Call 10/15/49)	3,019	2,634,409
4.75%, 02/01/28 (Call 02/01/23)	1,380	1,349,778
5.38%, 04/15/27 (Call 09/12/22)	500	500,210

Verizon Communications Inc.
0.75%, 03/22/24	838	799,342
0.85%, 11/20/25 (Call 10/20/25)	1,217	1,095,043
1.45%, 03/20/26 (Call 02/20/26)	1,002	914,075
1.50%, 09/18/30 (Call 06/18/30)	1,300	1,035,335
1.68%, 10/30/30 (Call 07/30/30)	1,138	904,827
1.75%, 01/20/31 (Call 10/20/30)(a)	1,992	1,579,577
2.10%, 03/22/28 (Call 01/22/28)	1,315	1,162,159
2.36%, 03/15/32 (Call 12/15/31)	3,955	3,244,712
2.55%, 03/21/31 (Call 12/21/30)	1,901	1,606,732
2.63%, 08/15/26	1,492	1,406,051
2.65%, 11/20/40 (Call 05/20/40)	3,162	2,282,329
2.85%, 09/03/41 (Call 03/03/41)	1,460	1,082,504
2.88%, 11/20/50 (Call 05/20/50)	2,823	1,944,000
2.99%, 10/30/56 (Call 04/30/56)	3,076	2,067,678
3.00%, 03/22/27 (Call 01/22/27)	1,066	1,008,332
3.00%, 11/20/60 (Call 05/20/60)	1,875	1,250,104
3.15%, 03/22/30 (Call 12/22/29)	2,295	2,055,488
3.38%, 02/15/25	1,064	1,049,635
3.40%, 03/22/41 (Call 09/22/40)	3,433	2,765,566
3.50%, 11/01/24 (Call 08/01/24)(a)	1,088	1,077,444
3.55%, 03/22/51 (Call 09/22/50)	3,415	2,683,819
3.70%, 03/22/61 (Call 09/22/60)	3,032	2,337,483
3.85%, 11/01/42 (Call 05/01/42)(a)	1,214	1,030,267
3.88%, 02/08/29 (Call 11/08/28)	1,438	1,384,037
3.88%, 03/01/52 (Call 09/01/51)(a)	2,295	1,905,152
4.00%, 03/22/50 (Call 09/22/49)	1,199	1,020,244
4.02%, 12/03/29 (Call 09/03/29)	2,405	2,307,448
4.13%, 03/16/27	2,260	2,244,966
4.13%, 08/15/46	1,022	886,231
4.27%, 01/15/36	1,956	1,802,983
4.33%, 09/21/28	2,857	2,819,497
4.40%, 11/01/34 (Call 05/01/34)(a)	2,064	1,952,280
4.50%, 08/10/33	2,072	1,995,430
4.52%, 09/15/48	375	349,847
4.67%, 03/15/55	275	255,483

Security	Par (000)	Value

Telecommunications (continued)
4.75%, 11/01/41	$1,030	$974,731
4.81%, 03/15/39(a)	1,105	1,073,180
4.86%, 08/21/46	2,570	2,498,886
5.01%, 04/15/49	370	367,296
5.01%, 08/21/54(a)	275	275,781
5.25%, 03/16/37	1,353	1,375,372
5.50%, 03/16/47	525	548,032
5.85%, 09/15/35	145	155,175
6.40%, 09/15/33(a)	200	221,621
6.55%, 09/15/43	350	412,743
7.75%, 12/01/30	310	369,289

Vodafone Group PLC
3.75%, 01/16/24	265	264,600
4.13%, 05/30/25	2,072	2,064,554
4.25%, 09/17/50(a)	1,402	1,146,332
4.38%, 05/30/28	2,369	2,341,389
4.38%, 02/19/43	1,104	949,559
4.88%, 06/19/49	1,735	1,543,806
5.00%, 05/30/38	1,077	1,021,176
5.13%, 06/19/59	304	281,094
5.25%, 05/30/48	2,620	2,418,393
6.15%, 02/27/37	1,447	1,516,482
6.25%, 11/30/32	1,171	1,259,773
7.88%, 02/15/30(a)	855	990,134
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	525	388,491
3.38%, 04/29/30 (Call 01/29/30)(b)	115	91,589
4.10%, 07/14/51 (Call 01/14/51)(b)	275	173,907

		283,369,076
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	560	545,937
3.50%, 09/15/27 (Call 06/15/27)	557	527,440
3.55%, 11/19/26 (Call 09/19/26)	872	830,809
3.90%, 11/19/29 (Call 08/19/29)	984	901,253
5.10%, 05/15/44 (Call 11/15/43)	357	317,905
6.35%, 03/15/40(a)	504	522,883

		3,646,227
Transportation — 1.9%

AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	250	247,614
4.50%, 06/20/29 (Call 03/20/29)(a)(b)	875	841,140

Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	170	125,388
3.00%, 04/01/25 (Call 01/01/25)(a)	699	686,811
3.05%, 02/15/51 (Call 08/15/50)	501	386,519
3.25%, 06/15/27 (Call 03/15/27)	463	451,653
3.30%, 09/15/51 (Call 03/15/51)	637	511,692
3.40%, 09/01/24 (Call 06/01/24)	644	641,566
3.55%, 02/15/50 (Call 08/15/49)	699	583,854
3.65%, 09/01/25 (Call 06/01/25)	413	410,997
3.75%, 04/01/24 (Call 01/01/24)	370	370,582
3.85%, 09/01/23 (Call 06/01/23)	282	282,301
3.90%, 08/01/46 (Call 02/01/46)	684	603,603
4.05%, 06/15/48 (Call 12/15/47)	726	660,078
4.13%, 06/15/47 (Call 12/15/46)	680	625,605
4.15%, 04/01/45 (Call 10/01/44)	772	705,414
4.15%, 12/15/48 (Call 06/15/48)	599	552,282
4.38%, 09/01/42 (Call 03/01/42)	512	483,350
4.40%, 03/15/42 (Call 09/15/41)	980	929,231

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.45%, 03/15/43 (Call 09/15/42)(a)	$637	$608,374
4.45%, 01/15/53 (Call 07/15/52)	735	709,811
4.55%, 09/01/44 (Call 03/01/44)	670	646,756
4.70%, 09/01/45 (Call 03/01/45)	617	602,461
4.90%, 04/01/44 (Call 10/01/43)	837	837,178
4.95%, 09/15/41 (Call 03/15/41)(a)	675	682,536
5.05%, 03/01/41 (Call 09/01/40)	340	347,513
5.15%, 09/01/43 (Call 03/01/43)	675	700,068
5.40%, 06/01/41 (Call 12/01/40)	1,189	1,262,783
5.75%, 05/01/40 (Call 11/01/39)	740	813,869
6.15%, 05/01/37	602	692,161
6.20%, 08/15/36	260	297,636
7.00%, 12/15/25	509	555,121
7.95%, 08/15/30(a)	160	194,037

Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	522	354,093
2.75%, 03/01/26 (Call 12/01/25)	615	588,850
2.95%, 11/21/24 (Call 08/21/24)	606	594,165
3.20%, 08/02/46 (Call 02/02/46)(a)	675	534,562
3.50%, 11/15/42 (Call 05/15/42)	75	60,831
3.65%, 02/03/48 (Call 08/03/47)	349	296,455
3.85%, 08/05/32	340	329,131
4.40%, 08/05/52	260	248,796
4.45%, 01/20/49 (Call 07/20/48)	566	542,833
4.50%, 11/07/43 (Call 05/07/43)	275	250,434
6.20%, 06/01/36(a)	215	245,518
6.25%, 08/01/34	856	971,210
6.38%, 11/15/37	535	610,685
6.90%, 07/15/28	405	455,531

Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)(a)	55	51,658
1.75%, 12/02/26 (Call 11/02/26)	625	566,870
2.05%, 03/05/30 (Call 12/05/29)	627	531,491
2.45%, 12/02/31 (Call 09/02/31)	980	837,214
2.90%, 02/01/25 (Call 11/01/24)	683	663,806
3.00%, 12/02/41 (Call 06/02/41)	915	720,690
3.10%, 12/02/51 (Call 06/02/51)	1,515	1,118,660
3.70%, 02/01/26 (Call 11/01/25)	761	745,629
4.00%, 06/01/28 (Call 03/01/28)	570	558,316
4.80%, 09/15/35 (Call 03/15/35)(a)	525	518,549
4.80%, 08/01/45 (Call 02/01/45)	88	85,830
5.75%, 03/15/33(a)	905	996,937
5.75%, 01/15/42	550	576,201
5.95%, 05/15/37	737	806,666
6.13%, 09/15/2115 (Call 03/15/2115)	431	460,896
7.13%, 10/15/31(a)	480	554,287

CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	808	780,310

CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	431	375,792
2.50%, 05/15/51 (Call 11/15/50)	359	237,347
2.60%, 11/01/26 (Call 08/01/26)(a)	895	847,440
3.25%, 06/01/27 (Call 03/01/27)	802	772,504
3.35%, 11/01/25 (Call 08/01/25)	730	714,340
3.35%, 09/15/49 (Call 03/15/49)	630	493,605
3.40%, 08/01/24 (Call 05/01/24)	451	447,210
3.80%, 03/01/28 (Call 12/01/27)	520	509,376
3.80%, 11/01/46 (Call 05/01/46)	686	584,484
3.80%, 04/15/50 (Call 10/15/49)	626	529,559
3.95%, 05/01/50 (Call 11/01/49)(a)	433	374,047

Security	Par (000)	Value

Transportation (continued)
4.10%, 11/15/32 (Call 08/15/32)	$375	$362,274
4.10%, 03/15/44 (Call 09/15/43)	518	457,129
4.25%, 03/15/29 (Call 12/15/28)	872	862,231
4.25%, 11/01/66 (Call 05/01/66)	295	251,861
4.30%, 03/01/48 (Call 09/01/47)	1,033	937,253
4.40%, 03/01/43 (Call 09/01/42)	485	445,075
4.50%, 03/15/49 (Call 09/15/48)	700	655,349
4.50%, 11/15/52 (Call 05/15/52)	420	391,143
4.50%, 08/01/54 (Call 02/01/54)	395	363,805
4.65%, 03/01/68 (Call 09/01/67)	715	657,667
4.75%, 05/30/42 (Call 11/30/41)	675	649,320
4.75%, 11/15/48 (Call 05/15/48)(a)	428	416,876
5.50%, 04/15/41 (Call 10/15/40)	560	586,701
6.00%, 10/01/36	780	854,850
6.15%, 05/01/37	571	638,208
6.22%, 04/30/40	473	534,132

Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(b)	325	198,039
3.83%, 09/14/61 (Call 03/14/61)(b)	700	497,658

Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(a)(b)	693	641,505
3.69%, 09/13/61 (Call 03/13/61)(b)	605	406,872
4.70%, 05/07/50 (Call 11/07/49)(a)(b)	884	748,748
5.00%, 01/25/47 (Call 07/25/46)(a)(b)	785	669,142

ENA Master Trust, 4.00%, 05/19/48 (Call 02/19/48)(b)	25	19,000

FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	805	677,546
3.10%, 08/05/29 (Call 05/05/29)	905	829,602
3.25%, 04/01/26 (Call 01/01/26)	1,185	1,156,329
3.25%, 05/15/41 (Call 11/15/40)(a)	755	588,840
3.40%, 02/15/28 (Call 11/15/27)(a)	449	429,690
3.88%, 08/01/42	858	712,825
3.90%, 02/01/35	888	797,840
4.05%, 02/15/48 (Call 08/15/47)	838	707,670
4.10%, 04/15/43	404	343,945
4.10%, 02/01/45	838	707,111
4.20%, 10/17/28 (Call 07/17/28)	505	496,500
4.25%, 05/15/30 (Call 02/15/30)	480	468,688
4.40%, 01/15/47 (Call 07/15/46)	944	834,725
4.50%, 02/01/65(a)	88	74,469
4.55%, 04/01/46 (Call 10/01/45)	872	781,210
4.75%, 11/15/45 (Call 05/15/45)	1,092	1,009,820
4.90%, 01/15/34(a)	600	599,221
4.95%, 10/17/48 (Call 04/17/48)	693	659,981
5.10%, 01/15/44	554	533,247
5.25%, 05/15/50 (Call 11/15/49)(a)	1,217	1,203,915

JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)	65	64,837
3.88%, 03/01/26 (Call 01/01/26)	472	464,570

Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	587	524,694
3.13%, 06/01/26 (Call 03/01/26)	769	737,126
3.50%, 05/01/50 (Call 11/01/49)	429	337,019
4.20%, 11/15/69 (Call 05/15/69)	166	135,551
4.30%, 05/15/43 (Call 11/15/42)	542	476,365
4.70%, 05/01/48 (Call 11/01/47)	636	599,920
4.95%, 08/15/45 (Call 02/15/45)	634	609,623

Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	899	833,429

108	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)

Misc Capital Two Labuan Ltd.
3.63%, 04/06/25(b)	$145	$140,933
3.75%, 04/06/27 (Call 03/06/27)(b)	1,000	939,963

Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)(a)	525	449,929
2.55%, 11/01/29 (Call 08/01/29)	486	432,126
2.90%, 06/15/26 (Call 03/15/26)	387	369,699
2.90%, 08/25/51 (Call 02/25/51)	670	476,098
3.00%, 03/15/32 (Call 12/15/31)(a)	675	603,901
3.05%, 05/15/50 (Call 11/15/49)	722	531,513
3.15%, 06/01/27 (Call 03/01/27)(a)	388	367,519
3.16%, 05/15/55 (Call 11/15/54)	529	383,353
3.40%, 11/01/49 (Call 05/01/49)	454	356,729
3.65%, 08/01/25 (Call 06/01/25)	290	285,733
3.70%, 03/15/53 (Call 09/15/52)	960	785,940
3.80%, 08/01/28 (Call 05/01/28)	470	457,867
3.85%, 01/15/24 (Call 10/15/23)	295	294,674
3.94%, 11/01/47 (Call 05/01/47)	843	729,226
3.95%, 10/01/42 (Call 04/01/42)	391	338,188
4.05%, 08/15/52 (Call 02/15/52)(a)	520	452,199
4.10%, 05/15/49 (Call 11/15/48)	569	499,344
4.10%, 05/15/2121 (Call 11/15/2120)	415	311,251
4.15%, 02/28/48 (Call 08/28/47)	672	599,742
4.45%, 06/15/45 (Call 12/15/44)(a)	552	509,028
4.55%, 06/01/53 (Call 12/01/52)	700	659,820
4.65%, 01/15/46 (Call 07/15/45)	670	640,211
4.84%, 10/01/41	564	551,462
5.10%, 08/01/2118 (Call 02/01/2118)(a)	25	22,404
5.59%, 05/17/25	465	476,087
7.25%, 02/15/31(a)	210	246,549
7.80%, 05/15/27(a)	80	90,885

Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(a)(b)	1,358	1,342,383
4.88%, 10/01/24(b)	623	626,233
5.38%, 05/05/45(b)	492	474,047

Polar Tankers Inc., 5.95%, 05/10/37(b)	580	607,111

Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	725	652,334
2.50%, 09/01/24 (Call 08/01/24)	719	695,334
2.85%, 03/01/27 (Call 02/01/27)	424	391,210
2.90%, 12/01/26 (Call 10/01/26)	569	529,599
3.35%, 09/01/25 (Call 08/01/25)	639	615,817
3.65%, 03/18/24 (Call 02/18/24)	310	306,996
3.88%, 12/01/23 (Call 11/01/23)	384	382,828
4.30%, 06/15/27 (Call 05/15/27)	270	263,472
4.63%, 06/01/25 (Call 05/01/25)	200	199,723

TTX Co.
3.60%, 01/15/25(a)(b)	732	712,251
3.90%, 02/01/45 (Call 08/01/44)(b)	50	41,776
4.20%, 07/01/46 (Call 01/01/46)(a)(b)	1,065	959,217
4.60%, 02/01/49 (Call 08/01/48)(a)(b)	344	325,795

Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	405	376,008
2.38%, 05/20/31 (Call 02/20/31)	890	771,983
2.40%, 02/05/30 (Call 11/05/29)	633	557,366
2.75%, 03/01/26 (Call 12/01/25)	704	675,652
2.80%, 02/14/32 (Call 12/15/31)(a)	255	226,695
2.89%, 04/06/36 (Call 01/06/36)(a)	570	474,361
2.95%, 03/10/52 (Call 09/10/51)	325	238,441
2.97%, 09/16/62 (Call 03/16/62)	792	545,246

Security	Par (000)	Value

Transportation (continued)
3.00%, 04/15/27 (Call 01/15/27)(a)	$748	$718,023
3.15%, 03/01/24 (Call 02/01/24)	392	388,413
3.20%, 05/20/41 (Call 11/20/40)(a)	1,075	885,233
3.25%, 01/15/25 (Call 10/15/24)(a)	315	310,686
3.25%, 08/15/25 (Call 05/15/25)	540	531,494
3.25%, 02/05/50 (Call 08/05/49)	1,547	1,217,785
3.35%, 08/15/46 (Call 02/15/46)	80	64,448
3.38%, 02/01/35 (Call 08/01/34)	1,181	1,047,708
3.38%, 02/14/42 (Call 08/14/41)(a)	525	441,274
3.50%, 02/14/53 (Call 08/14/52)	860	698,889
3.55%, 08/15/39 (Call 02/15/39)(a)	794	687,390
3.55%, 05/20/61 (Call 11/20/60)(a)	592	467,480
3.60%, 09/15/37 (Call 03/15/37)	667	593,449
3.65%, 02/15/24 (Call 11/15/23)	220	219,745
3.70%, 03/01/29 (Call 12/01/28)	766	744,861
3.75%, 03/15/24 (Call 12/15/23)	215	215,658
3.75%, 07/15/25 (Call 05/15/25)	577	574,576
3.75%, 02/05/70 (Call 08/05/69)	580	463,595
3.80%, 10/01/51 (Call 04/01/51)	320	276,166
3.80%, 04/06/71 (Call 10/06/70)(a)	560	449,717
3.84%, 03/20/60 (Call 09/20/59)	1,522	1,277,440
3.85%, 02/14/72 (Call 08/14/71)(a)	785	638,845
3.88%, 02/01/55 (Call 08/01/54)(a)	550	470,584
3.95%, 09/10/28 (Call 06/10/28)	990	974,482
3.95%, 08/15/59 (Call 02/15/59)	610	519,610
4.00%, 04/15/47 (Call 10/15/46)	655	581,483
4.05%, 11/15/45 (Call 05/15/45)	565	496,179
4.05%, 03/01/46 (Call 09/01/45)(a)	568	511,316
4.10%, 09/15/67 (Call 03/15/67)	507	433,585
4.30%, 03/01/49 (Call 09/01/48)	693	643,176
4.50%, 09/10/48 (Call 03/10/48)	555	523,674
6.63%, 02/01/29(a)	27	30,367

United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	527	511,693
2.40%, 11/15/26 (Call 08/15/26)	1,098	1,040,832
2.50%, 09/01/29 (Call 06/01/29)	597	540,890
2.80%, 11/15/24 (Call 09/15/24)	437	431,007
3.05%, 11/15/27 (Call 08/15/27)	996	969,230
3.40%, 03/15/29 (Call 12/15/28)(a)	667	644,133
3.40%, 11/15/46 (Call 05/15/46)	820	686,767
3.40%, 09/01/49 (Call 03/01/49)(a)	668	563,482
3.63%, 10/01/42(a)	861	757,840
3.75%, 11/15/47 (Call 05/15/47)	470	417,310
3.90%, 04/01/25 (Call 03/01/25)	1,172	1,173,605
4.25%, 03/15/49 (Call 09/15/48)(a)	569	546,260
4.45%, 04/01/30 (Call 01/01/30)(a)	883	905,339
4.88%, 11/15/40 (Call 05/15/40)(a)	720	738,149
5.20%, 04/01/40 (Call 10/01/39)	367	388,347
5.30%, 04/01/50 (Call 10/01/49)(a)	1,230	1,369,993
6.20%, 01/15/38	1,019	1,197,940

United Parcel Service of America Inc., 7.62%, 04/01/30(e)	160	191,905

Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	580	525,034
1.50%, 09/22/28 (Call 07/22/28)	770	673,331
1.80%, 09/22/31 (Call 06/22/31)(a)	1,775	1,492,404

		132,091,011

Trucking & Leasing — 0.2%

DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(b)	495	462,814
2.63%, 03/20/25 (Call 02/20/25)(b)	1,410	1,319,492

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
3.38%, 03/20/28 (Call 01/20/28)(b)	$630	$560,689

GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	685	524,245
3.10%, 06/01/51 (Call 12/01/50)(a)	390	253,052
3.25%, 03/30/25 (Call 12/30/24)	210	203,291
3.25%, 09/15/26 (Call 06/15/26)	343	323,249
3.50%, 03/15/28 (Call 12/15/27)	288	265,710
3.50%, 06/01/32 (Call 03/01/32)(a)	116	99,797
3.85%, 03/30/27 (Call 12/30/26)	566	533,656
4.00%, 06/30/30 (Call 03/30/30)	805	735,930
4.35%, 02/15/24 (Call 01/15/24)	407	407,815
4.50%, 03/30/45 (Call 09/30/44)	150	123,958
4.55%, 11/07/28 (Call 08/07/28)	545	527,368
4.70%, 04/01/29 (Call 01/01/29)	650	629,663
4.90%, 03/15/33	355	340,262
5.20%, 03/15/44 (Call 09/15/43)	290	265,538

Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(a)(b)	907	803,929
1.70%, 06/15/26 (Call 05/15/26)(b)	1,125	998,686
2.70%, 11/01/24 (Call 10/01/24)(b)	798	764,604
3.35%, 11/01/29 (Call 08/01/29)(a)(b)	533	477,409
3.40%, 11/15/26 (Call 08/15/26)(a)(b)	770	722,475
3.45%, 07/01/24 (Call 06/01/24)(b)	695	678,168
3.90%, 02/01/24 (Call 01/01/24)(b)	263	260,084
3.95%, 03/10/25 (Call 01/10/25)(b)	581	568,900
4.00%, 07/15/25 (Call 06/15/25)(b)	444	434,370
4.20%, 04/01/27 (Call 01/01/27)(a)(b)	662	636,730
4.40%, 07/01/27 (Call 06/01/27)(b)	240	233,346
4.45%, 01/29/26 (Call 11/29/25)(b)	529	520,508

SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	1,005	861,874
2.30%, 06/15/28 (Call 04/15/28)(b)	330	270,203
3.55%, 04/15/24 (Call 03/15/24)(a)(b)	195	189,387

		15,997,202

Venture Capital — 0.0%

Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	430	361,824
3.38%, 01/20/27 (Call 12/20/26)(a)	617	530,876

		892,700

Water — 0.2%

American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)(a)	455	385,045
2.80%, 05/01/30 (Call 02/01/30)	775	692,553
2.95%, 09/01/27 (Call 06/01/27)	692	650,838
3.00%, 12/01/26 (Call 09/01/26)	475	448,221
3.25%, 06/01/51 (Call 12/01/50)(a)	445	348,139
3.40%, 03/01/25 (Call 12/01/24)	486	479,891
3.45%, 06/01/29 (Call 03/01/29)(a)	631	591,714
3.45%, 05/01/50 (Call 11/01/49)	544	425,682
3.75%, 09/01/28 (Call 06/01/28)	607	587,046
3.75%, 09/01/47 (Call 03/01/47)	536	450,318
3.85%, 03/01/24 (Call 12/01/23)	490	488,413
4.00%, 12/01/46 (Call 06/01/46)	496	424,178
4.15%, 06/01/49 (Call 12/01/48)	404	358,899
4.20%, 09/01/48 (Call 03/01/48)	442	395,581
4.30%, 12/01/42 (Call 06/01/42)(a)	456	415,439
4.30%, 09/01/45 (Call 03/01/45)	329	291,489
4.45%, 06/01/32 (Call 03/01/32)(a)	570	565,502
6.59%, 10/15/37	709	811,058

Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(a)(b)	124	122,375

Security	Par/ Shares (000)	Value

Water (continued)

Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	$990	$822,547
2.70%, 04/15/30 (Call 01/15/30)	649	560,785
3.35%, 04/15/50 (Call 10/15/49)	397	294,094
3.57%, 05/01/29 (Call 02/01/29)	565	525,108
4.28%, 05/01/49 (Call 11/01/48)	571	492,337
5.30%, 05/01/52 (Call 11/01/51)	365	365,441

United Utilities PLC, 6.88%, 08/15/28	155	168,012

		12,160,705

Total Corporate Bonds & Notes — 97.8% (Cost: $7,786,208,687)		6,757,857,792

Foreign Government Obligations(f)

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(b)	755	699,966

South Korea — 0.1%
Korea Electric Power Corp.
1.13%, 06/15/25(b)	632	578,701
4.00%, 06/14/27(b)	135	133,093
5.13%, 04/23/34(a)(b)	385	407,740
Korea Gas Corp.
1.13%, 07/13/26(b)	650	577,579
2.00%, 07/13/31(a)(b)	295	246,984
2.25%, 07/18/26(b)	125	116,034
3.13%, 07/20/27(b)	1,776	1,678,080
3.50%, 07/02/26(b)	150	145,959
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)(b)	480	430,943
3.13%, 07/25/27(b)	1,170	1,098,906
Korea National Oil Corp.
0.88%, 10/05/25(a)(b)	647	581,420
1.25%, 04/07/26(b)	1,000	893,937
2.50%, 10/24/26(b)	143	132,464
3.25%, 10/01/25(b)	450	435,001
3.38%, 03/27/27(b)	500	477,081
4.00%, 01/23/24(b)	395	394,085

		8,328,007

Total Foreign Government Obligations — 0.1% (Cost: $9,802,525)		9,027,973

Total Long-Term Investments — 97.9% (Cost: $7,796,011,212)		6,766,885,765

Short-Term Securities

Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.42%(g)(h)(i)	623,927	624,114,670

110	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(g)(h)	50,369	$50,369,000

Total Short-Term Securities — 9.8% (Cost: $674,264,992)		674,483,670

Total Investments in Securities — 107.7% (Cost: $8,470,276,204)		7,441,369,435

Liabilities in Excess of Other Assets — (7.7)%		(529,590,325)

Net Assets — 100.0%		$6,911,779,110

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$622,224,764	$1,837,517	(a)	$—		$(160,034)	$212,423	$624,114,670	623,927	$803,502	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	102,249,000	—		(51,880,000	)(a)	—	—	50,369,000	50,369	321,548		—

						$(160,034)	$212,423	$674,483,670		$1,125,050		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$6,757,857,792	$—	$6,757,857,792
Foreign Government Obligations	—	9,027,973	—	9,027,973
Money Market Funds	674,483,670	—	—	674,483,670

	$674,483,670	$6,766,885,765	$—	$7,441,369,435

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (unaudited) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 4.20%, 04/15/24(a)	$4,967	$4,933,448
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(a)	10,804	10,554,966
3.65%, 11/01/24 (Call 08/01/24)	8,369	8,286,034
WPP Finance 2010, 3.75%, 09/19/24	8,579	8,449,616

		32,224,064

Aerospace & Defense — 1.3%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	5,405	5,148,475
BAE Systems Holdings Inc.
3.80%, 10/07/24(a)(b)	2,442	2,409,572
3.85%, 12/15/25 (Call 09/15/25)(b)	6,703	6,492,312
Boeing Co. (The)
1.43%, 02/04/24 (Call 09/12/22)	19,609	18,798,324
1.95%, 02/01/24(a)	2,615	2,530,172
2.20%, 02/04/26 (Call 02/04/23)	41,481	37,958,321
2.25%, 06/15/26 (Call 03/15/26)(a)	4,937	4,493,056
2.50%, 03/01/25 (Call 12/01/24)(a)	3,483	3,300,654
2.60%, 10/30/25 (Call 07/30/25)(a)	3,040	2,860,302
2.70%, 02/01/27 (Call 12/01/26)	10,608	9,613,213
2.75%, 02/01/26 (Call 01/01/26)(a)	4,303	4,025,845
2.80%, 03/01/24 (Call 02/01/24)(a)	8,774	8,574,232
2.80%, 03/01/27 (Call 12/01/26)(a)	350	318,467
2.85%, 10/30/24 (Call 07/30/24)	4,396	4,265,784
3.10%, 05/01/26 (Call 03/01/26)(a)	5,084	4,800,194
4.88%, 05/01/25 (Call 04/01/25)	26,688	26,762,561
5.04%, 05/01/27 (Call 03/01/27)	12,386	12,348,746
7.95%, 08/15/24(a)	1,907	2,000,785
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	4,255	3,835,146
2.13%, 08/15/26 (Call 05/15/26)(a)	4,302	4,052,360
2.38%, 11/15/24 (Call 09/15/24)(a)	4,036	3,914,136
3.25%, 04/01/25 (Call 03/01/25)	6,330	6,234,644
3.50%, 05/15/25 (Call 03/15/25)(a)	6,075	6,041,771
3.50%, 04/01/27 (Call 02/01/27)	3,447	3,370,068
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)(a)	5,725	5,638,783
3.85%, 12/15/26 (Call 09/15/26)	1,620	1,576,844
3.95%, 05/28/24 (Call 02/28/24)(a)	3,401	3,403,373
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)(a)	5,894	5,844,224
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)(a)	12,858	12,527,862
3.20%, 02/01/27 (Call 11/01/26)(a)	4,322	4,173,097
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)(a)	1,326	1,252,423
3.13%, 05/04/27 (Call 02/04/27)	5,830	5,566,189
3.20%, 03/15/24 (Call 01/15/24)	7,746	7,668,785
3.50%, 03/15/27 (Call 12/15/26)(a)	6,249	6,051,845
3.70%, 12/15/23 (Call 09/15/23)	3,472	3,467,270
3.95%, 08/16/25 (Call 06/16/25)(a)	12,004	12,003,588
7.20%, 08/15/27	2,000	2,259,115
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 10/03/22)(a)	4,967	4,695,638
1.60%, 04/01/26 (Call 03/01/26)(a)	4,571	4,110,412

		264,388,588

Security	Par (000)	Value

Agriculture — 1.1%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)(a)	$7,033	$6,689,536
2.63%, 09/16/26 (Call 06/16/26)(a)	3,222	3,011,300
3.80%, 02/14/24 (Call 01/14/24)	1,263	1,259,833
4.00%, 01/31/24(a)	7,687	7,677,545
4.40%, 02/14/26 (Call 12/14/25)(a)	8,321	8,276,663
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	4,853	4,615,170
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	8,749	8,477,197
3.22%, 08/15/24 (Call 06/15/24)(a)	21,375	20,879,023
3.22%, 09/06/26 (Call 07/06/26)(a)	6,977	6,517,757
3.56%, 08/15/27 (Call 05/15/27)	15,833	14,545,039
4.70%, 04/02/27 (Call 02/02/27)(a)	7,440	7,239,417
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	10,881	9,688,355
3.95%, 06/15/25(a)(b)	11,782	11,514,925
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)(a)	5,522	5,126,527
3.25%, 08/15/26 (Call 05/15/26)(a)	3,574	3,425,948
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(a)(b)	5,285	5,037,706
0.75%, 02/02/26 (Call 01/02/26)(a)(b)	2,508	2,250,737
3.50%, 04/22/25 (Call 04/22/23)(a)(b)	1,270	1,250,651
3.63%, 04/22/27 (Call 03/22/27)(a)(b)	4,615	4,513,300
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	8,432	8,113,180
3.50%, 07/26/26 (Call 05/26/26)(b)	4,970	4,600,443
4.25%, 07/21/25 (Call 04/21/25)(a)(b)	11,951	11,694,653
6.13%, 07/27/27 (Call 06/27/27)(a)(b)	3,460	3,512,274
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	4,518	4,014,930
1.50%, 05/01/25 (Call 04/01/25)	7,324	6,877,339
2.75%, 02/25/26 (Call 11/25/25)(a)	4,307	4,086,535
2.88%, 05/01/24 (Call 04/01/24)	8,858	8,735,402
3.25%, 11/10/24(a)	7,248	7,152,645
3.38%, 08/11/25 (Call 05/11/25)	6,153	6,055,161
3.60%, 11/15/23(a)	4,127	4,117,345
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	19,064	18,883,805
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	5,540	4,843,629
4.90%, 04/21/27 (Call 03/21/27)(b)	3,500	3,359,852

		228,043,822

Airlines — 0.4%
Delta Air Lines Inc., 7.00%, 05/01/25(b)	19,530	20,218,721
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(a)(b)	18,430	18,052,139
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(b)	11,230	11,258,075
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)	2,315	2,186,225
5.13%, 06/15/27 (Call 04/15/27)	12,176	12,417,879
5.25%, 05/04/25 (Call 04/04/25)(a)	11,905	12,225,118

		76,358,157

Apparel — 0.2%
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(a)(b)	3,295	3,229,100
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	4,870	4,623,684

112	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
2.40%, 03/27/25 (Call 02/27/25)(a)	$9,836	$9,517,904
2.75%, 03/27/27 (Call 01/27/27)(a)	4,815	4,601,686
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	5,494	5,468,545
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	4,066	4,021,069
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)(a)	115	109,896
4.25%, 04/01/25 (Call 01/01/25)(a)	238	234,920
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)(a)	7,818	7,466,944
2.80%, 04/23/27 (Call 02/23/27)(a)	1,946	1,820,742

		41,094,490

Auto Manufacturers — 3.6%
American Honda Finance Corp.
0.55%, 07/12/24(a)	5,095	4,798,745
0.75%, 08/09/24(a)	1,915	1,805,107
1.00%, 09/10/25(a)	4,105	3,740,653
1.20%, 07/08/25(a)	6,051	5,604,595
1.30%, 09/09/26(a)	8,755	7,874,500
1.50%, 01/13/25(a)	9,285	8,784,475
2.15%, 09/10/24	8,875	8,580,095
2.30%, 09/09/26(a)	1,882	1,755,492
2.35%, 01/08/27(a)	2,199	2,037,569
2.40%, 06/27/24(a)	6,649	6,483,713
2.90%, 02/16/24(a)	5,209	5,137,622
3.55%, 01/12/24(a)	6,651	6,628,411
3.63%, 10/10/23(a)	6,945	6,933,128
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(a)(b)	5,489	5,310,114
BMW U.S. Capital LLC
0.75%, 08/12/24(a)(b)	3,480	3,275,138
0.80%, 04/01/24(a)(b)	7,590	7,228,759
1.25%, 08/12/26 (Call 07/12/26)(a)(b)	4,956	4,405,299
2.80%, 04/11/26 (Call 01/11/26)(b)	6,993	6,641,047
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	9,886	9,765,761
3.25%, 04/01/25(b)	835	816,325
3.30%, 04/06/27 (Call 01/06/27)(b)	840	803,734
3.45%, 04/01/27 (Call 03/01/27)(a)(b)	6,365	6,130,031
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	13,943	13,836,518
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)(a)	5,614	5,136,472
Daimler Finance North America LLC
0.75%, 03/01/24(b)	3,783	3,596,293
1.45%, 03/02/26(a)(b)	9,539	8,652,468
2.13%, 03/10/25(b)	4,617	4,369,455
2.70%, 06/14/24(b)	7,694	7,492,025
3.30%, 05/19/25(a)(b)	5,947	5,789,137
Daimler Trucks Finance North America LLC
1.13%, 12/14/23(b)	2,355	2,258,647
1.63%, 12/13/24(a)(b)	1,063	995,511
2.00%, 12/14/26(a)(b)	9,458	8,416,265
3.50%, 04/07/25(a)(b)	4,590	4,458,675
3.65%, 04/07/27(a)(b)	5,005	4,750,660
General Motors Co.
4.00%, 04/01/25(a)	4,041	3,980,310
6.13%, 10/01/25 (Call 09/01/25)(a)	12,052	12,404,738
General Motors Financial Co. Inc.
1.05%, 03/08/24	7,823	7,423,819
1.20%, 10/15/24	7,420	6,937,196
1.25%, 01/08/26 (Call 12/08/25)(a)	12,488	11,002,057
1.50%, 06/10/26 (Call 05/10/26)	12,053	10,592,447
2.35%, 02/26/27 (Call 01/26/27)(a)	5,435	4,819,860
2.70%, 08/20/27 (Call 06/20/27)	4,443	3,949,778

Security	Par (000)	Value

Auto Manufacturers (continued)
2.75%, 06/20/25 (Call 05/20/25)(a)	$11,231	$10,624,485
2.90%, 02/26/25 (Call 01/26/25)(a)	10,213	9,747,302
3.50%, 11/07/24 (Call 09/07/24)(a)	6,761	6,623,724
3.80%, 04/07/25(a)	1,120	1,092,016
3.95%, 04/13/24 (Call 02/13/24)(a)	10,603	10,519,927
4.00%, 01/15/25 (Call 10/15/24)	6,827	6,741,409
4.00%, 10/06/26 (Call 07/06/26)(a)	5,847	5,614,222
4.30%, 07/13/25 (Call 04/13/25)(a)	8,051	7,951,087
4.35%, 04/09/25 (Call 02/09/25)	7,600	7,491,256
4.35%, 01/17/27 (Call 10/17/26)	8,975	8,665,974
5.00%, 04/09/27 (Call 03/09/27)	7,598	7,495,378
5.10%, 01/17/24 (Call 12/17/23)	12,772	12,881,050
5.25%, 03/01/26 (Call 12/01/25)(a)	11,010	11,083,081
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(a)(b)	3,185	2,844,354
3.35%, 06/08/25 (Call 05/08/25)(b)	7,735	7,415,445
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)(a)	2,945	2,832,194
2.53%, 03/10/27 (Call 02/10/27)(a)	9,335	8,720,727
Hyundai Capital America
0.80%, 01/08/24(b)	10,195	9,686,777
0.88%, 06/14/24(a)(b)	8,150	7,626,188
1.00%, 09/17/24(b)	9,538	8,836,763
1.30%, 01/08/26 (Call 12/08/25)(b)	7,302	6,462,717
1.50%, 06/15/26 (Call 05/15/26)(b)	8,353	7,309,602
1.65%, 09/17/26 (Call 08/17/26)(a)(b)	9,288	8,085,577
1.80%, 10/15/25 (Call 09/15/25)(b)	7,114	6,454,609
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	4,143	3,927,737
2.75%, 09/27/26(a)(b)	2,594	2,366,238
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	2,914	2,660,760
3.40%, 06/20/24(a)(b)	3,402	3,318,123
3.50%, 11/02/26 (Call 09/02/26)(b)	5,131	4,815,304
4.30%, 02/01/24(a)(b)	3,976	3,950,625
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	4,797	4,881,544
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	1,986	1,767,678
2.13%, 04/24/25(b)	200	186,744
2.50%, 01/24/27(a)(b)	580	526,236
3.63%, 08/29/27(b)	2,000	1,889,688
Kia Corp.
1.00%, 04/16/24(b)	5,220	4,943,389
1.75%, 10/16/26(a)(b)	495	439,744
2.38%, 02/14/25(b)	330	312,570
2.75%, 02/14/27(b)	4,030	3,698,233
3.25%, 04/21/26(b)	855	814,305
Mercedes-Benz Finance North America LLC
3.25%, 08/01/24(b)	3,010	2,957,087
3.45%, 01/06/27(a)(b)	555	534,543
3.50%, 08/03/25(a)(b)	3,713	3,624,274
3.65%, 02/22/24(a)(b)	7,294	7,233,723
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(a)(b)	5,095	4,710,066
1.85%, 09/16/26 (Call 08/16/26)(a)(b)	8,658	7,340,425
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(a)(b)	2,494	2,345,636
2.00%, 03/09/26 (Call 02/09/26)(b)	6,563	5,734,315
Nissan Motor Co. Ltd., 3.52%, 09/17/25
(Call 08/17/25)(b)	11,462	10,884,762
PACCAR Financial Corp.
0.35%, 02/02/24(a)	1,852	1,764,905

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
0.50%, 08/09/24	$3,009	$2,824,528
0.90%, 11/08/24	3,560	3,344,709
1.10%, 05/11/26(a)	2,580	2,339,603
1.80%, 02/06/25	2,349	2,241,257
2.00%, 02/04/27(a)	2,830	2,614,088
2.15%, 08/15/24(a)	3,803	3,686,000
2.85%, 04/07/25	170	165,776
3.15%, 06/13/24(a)	1,185	1,166,639
3.55%, 08/11/25	2,000	1,981,874
Stellantis Finance U.S. Inc., 1.71%, 01/29/27
(Call 12/29/26)(a)(b)	4,725	4,087,267
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	11,902	11,354,439
1.34%, 03/25/26 (Call 02/25/26)(a)	5,317	4,864,382
2.36%, 07/02/24(a)	3,316	3,236,496
Toyota Motor Credit Corp.
0.45%, 01/11/24(a)	3,303	3,162,789
0.50%, 06/18/24(a)	8,166	7,718,042
0.63%, 09/13/24(a)	4,430	4,158,861
0.80%, 10/16/25(a)	8,294	7,529,762
0.80%, 01/09/26(a)	6,027	5,440,817
1.13%, 06/18/26(a)	10,580	9,553,813
1.45%, 01/13/25	9,791	9,257,605
1.80%, 02/13/25(a)	11,378	10,811,970
1.90%, 01/13/27(a)	9,765	8,977,344
2.00%, 10/07/24	5,206	5,006,622
2.25%, 10/18/23(a)	5,016	4,963,926
2.50%, 03/22/24	826	810,935
2.90%, 04/17/24(a)	6,587	6,502,119
3.00%, 04/01/25	9,698	9,475,685
3.05%, 03/22/27(a)	8,510	8,170,920
3.20%, 01/11/27(a)	405	391,960
3.35%, 01/08/24(a)	5,461	5,436,980
3.40%, 04/14/25(a)	4,411	4,352,911
3.65%, 08/18/25	8,005	7,928,781
3.95%, 06/30/25(a)	14,195	14,177,494
Volkswagen Group Amer Fin LLC, 4.35%, 06/08/27 (Call 05/08/27)(b)	7,175	6,984,570
Volkswagen Group of America Finance LLC
0.88%, 11/22/23(b)	9,274	8,902,452
1.25%, 11/24/25 (Call 10/24/25)(b)	10,080	9,086,988
2.85%, 09/26/24(a)(b)	6,390	6,206,375
3.20%, 09/26/26(b)	1,876	1,780,886
3.35%, 05/13/25(a)(b)	9,285	8,994,272
3.95%, 06/06/25(a)(b)	4,375	4,305,133
4.25%, 11/13/23(b)	9,405	9,395,408
4.63%, 11/13/25(b)	6,204	6,196,683

		755,426,323

Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25
(Call 02/18/23)(a)	1,285	1,222,423
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	4,293	3,906,326
3.38%, 03/15/25 (Call 12/15/24)	4,475	4,396,182
5.00%, 10/01/25(a)(b)	7,559	7,601,562
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(a)(b)	4,572	4,054,974
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)(a)	6,253	6,199,652
4.15%, 10/01/25 (Call 07/01/25)	1,545	1,534,525

		28,915,644

Security	Par (000)	Value

Banks — 34.5%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(b)(c)	$5,422	$4,729,208
4.75%, 07/28/25(a)(b)	10,739	10,591,403
4.80%, 04/18/26(b)	5,968	5,854,693
AIB Group PLC, 4.26%, 04/10/25 (Call 04/10/24)(a)(b)(c)	7,102	6,915,761
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32	4,000	4,008,595
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(a)(b)	5,811	5,155,696
2.17%, 02/18/25(b)	2,525	2,395,773
3.40%, 03/19/24(b)	6,777	6,711,987
3.45%, 07/17/27(b)	2,504	2,385,143
ASB Bank Ltd.
1.63%, 10/22/26(b)	4,868	4,328,259
3.13%, 05/23/24(a)(b)	4,830	4,730,158
Associated Banc-Corp, 4.25%, 01/15/25
(Call 10/15/24)(a)	1,625	1,606,385
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(b)(c)	8,688	8,084,425
4.40%, 05/19/26(a)(b)	9,879	9,713,499
4.50%, 03/19/24(a)(b)	3,168	3,166,722
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	4,878	4,835,768
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25(a)	6,288	5,689,324
Banco de Credito del Peru S.A.
2.70%, 01/11/25 (Call 12/11/24)(a)(b)	4,719	4,482,248
3.15%, 07/01/30 (Call 07/01/25)(b)(c)	6,178	5,683,760
3.25%, 09/30/31 (Call 09/30/26)(b)(c)	3,735	3,321,834
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(a)(b)	4,700	4,647,125
4.38%, 04/11/27 (Call 01/11/27)(b)	1,710	1,645,875
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(b)	245	226,879
Banco Santander Chile, 2.70%, 01/10/25
(Call 12/10/24)(b)	5,424	5,193,480
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25(b)	14,714	14,750,785
5.95%, 10/01/28 (Call 10/01/23)(b)(c)	930	923,025
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(c)	12,195	10,497,858
1.85%, 03/25/26	10,718	9,535,868
2.71%, 06/27/24	18,584	18,058,320
2.75%, 05/28/25(a)	13,351	12,554,681
3.50%, 03/24/25(a)	6,117	5,974,653
3.89%, 05/24/24	9,000	8,908,163
4.18%, 03/24/28 (Call 03/24/27)(a)(c)	10,595	9,942,196
4.25%, 04/11/27(a)	4,702	4,516,832
5.18%, 11/19/25	11,367	11,257,861
5.29%, 08/18/27	5,000	4,893,473
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	1,075	1,008,077
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(a)(b)	4,765	4,753,207
Bank Hapoalim BM, 3.26%, 01/21/32
(Call 01/21/27)(b)(c)	4,000	3,479,176
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23),
(SOFR + 0.740%)(a)(c)	17,090	16,394,023
0.98%, 04/22/25 (Call 04/22/24),
(SOFR + 0.690%)(c)	13,496	12,724,685

114	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)(c)	$6,673	$6,195,999
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(c)	23,929	21,394,063
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(c)	24,784	22,547,524
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(c)	6,615	6,172,845
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(c)	53,344	47,334,910
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(c)	14,015	13,470,952
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)(c)	14,379	13,483,211
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(c)	25,331	24,171,200
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(c)	27,395	24,836,335
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)(c)	16,810	16,277,305
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(c)	17,996	17,400,098
3.38%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(a)(c)	11,900	11,483,129
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(a)(c)	18,491	18,187,342
3.50%, 04/19/26(a)	10,508	10,225,224
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)(c)	18,616	17,770,859
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(c)	8,790	8,274,364
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(c)	9,863	9,368,954
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(c)	1,115	1,067,313
3.84%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(c)	15,405	15,221,167
3.88%, 08/01/25	13,438	13,352,034
4.00%, 04/01/24(a)	19,218	19,244,448
4.00%, 01/22/25	20,120	19,954,696
4.13%, 01/22/24(a)	17,589	17,643,660
4.20%, 08/26/24	24,384	24,344,392
4.25%, 10/22/26	12,433	12,245,472
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(c)	27,170	26,482,795
4.45%, 03/03/26	15,712	15,648,108
4.83%, 07/22/26 (Call 07/22/25)(c)	30,225	30,278,627
4.95%, 07/22/28 (Call 07/22/27)(c)	23,980	23,958,085
6.22%, 09/15/26(a)	919	967,391
Series L, 3.95%, 04/21/25(a)	20,030	19,829,861
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(c)	16,116	14,442,488
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(b)(c)(d)	23,486	23,885,262
Bank of China Ltd., 5.00%, 11/13/24(a)(b)	26,400	26,820,138
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26)(b)(c)	5,825	5,008,886
4.50%, 11/25/23(b)	4,271	4,238,107
Bank of Montreal
0.45%, 12/08/23(a)	6,413	6,147,223

Security	Par (000)	Value

Banks (continued)
0.63%, 07/09/24	$17,555	$16,529,988
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)(c)	4,523	4,025,013
1.25%, 09/15/26	18,220	16,252,736
1.50%, 01/10/25(a)	15,750	14,820,387
1.85%, 05/01/25(a)	8,981	8,465,361
2.15%, 03/08/24(a)	9,640	9,393,503
2.50%, 06/28/24(a)	12,049	11,769,130
2.65%, 03/08/27(a)	14,335	13,338,645
3.70%, 06/07/25(a)	12,095	11,923,303
4.34%, 10/05/28 (Call 10/05/23)(c)	5,655	5,630,081
4.80%, (Call 08/25/24)(a)(c)(d)	2,804	2,529,144
Series E, 3.30%, 02/05/24(a)	13,628	13,497,820
Bank of New York Mellon Corp.
3.43%, 06/13/25 (Call 06/13/24)(a)(c)	8,085	7,987,157
3.99%, 06/13/28 (Call 06/13/27)(a)(c)	8,740	8,535,831
4.41%, 07/24/26 (Call 07/24/25)(a)(c)	4,905	4,926,797
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)(a)	4,999	4,819,134
0.50%, 04/26/24 (Call 03/26/24)(a)	5,916	5,623,340
0.75%, 01/28/26 (Call 12/28/25)(a)	738	663,385
1.05%, 10/15/26 (Call 09/15/26)(a)	7,046	6,279,109
1.60%, 04/24/25 (Call 03/24/25)(a)	10,877	10,240,234
2.05%, 01/26/27 (Call 12/26/26)(a)	5,665	5,217,371
2.10%, 10/24/24(a)	7,440	7,206,915
2.45%, 08/17/26 (Call 05/17/26)	4,742	4,464,577
2.80%, 05/04/26 (Call 02/04/26)(a)	4,770	4,610,239
3.25%, 09/11/24 (Call 08/11/24)(a)	4,961	4,925,084
3.25%, 05/16/27 (Call 02/16/27)	3,088	2,985,057
3.35%, 04/25/25 (Call 03/25/25)(a)	10,125	9,984,998
3.40%, 05/15/24 (Call 04/15/24)(a)	4,382	4,358,273
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(c)	1,380	1,324,413
3.95%, 11/18/25 (Call 10/18/25)(a)	3,825	3,821,443
Series 12, 3.65%, 02/04/24 (Call 01/05/24)(a)	8,857	8,849,836
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	6,860	6,728,705
Series J, 0.85%, 10/25/24 (Call 09/25/24)	6,350	5,958,890
Bank of New Zealand
1.00%, 03/03/26(a)(b)	2,714	2,409,370
2.00%, 02/21/25(a)(b)	5,558	5,251,654
2.29%, 01/27/27(a)(b)	3,085	2,804,050
3.50%, 02/20/24(a)(b)	6,182	6,119,494
Bank of Nova Scotia (The)
0.65%, 07/31/24	9,650	9,037,633
0.70%, 04/15/24	10,878	10,310,303
1.05%, 03/02/26(a)	8,330	7,487,755
1.30%, 06/11/25(a)	6,669	6,167,562
1.30%, 09/15/26	10,606	9,420,123
1.35%, 06/24/26(a)	10,413	9,337,945
1.45%, 01/10/25(a)	6,185	5,808,165
1.95%, 02/02/27	5,900	5,307,961
2.20%, 02/03/25	9,263	8,829,853
2.44%, 03/11/24(a)	6,570	6,424,460
2.70%, 08/03/26	6,056	5,702,068
2.95%, 03/11/27	5,501	5,161,488
3.40%, 02/11/24(a)	10,773	10,678,870
3.45%, 04/11/25	12,370	12,093,760
4.50%, 12/16/25(a)	6,447	6,429,943
4.90%, (Call 06/04/25)(a)(c)(d)	10,065	9,537,447
Series 2, 3.63%, 10/27/81 (Call 10/27/26)(c)	4,280	3,290,546

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank One Michigan, 8.25%, 11/01/24	$410	$440,217
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(c)	140	125,091
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	1,465	1,464,065
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(a)(b)	7,972	7,566,283
1.00%, 02/04/25(b)	9,578	8,787,011
1.60%, 10/04/26(b)	10,240	9,055,947
2.38%, 11/21/24(a)(b)	7,194	6,870,972
4.52%, 07/13/25(a)(b)	4,115	4,095,274
4.75%, 07/13/27(b)	4,900	4,863,210
Barclays Bank PLC, 3.75%, 05/15/24(a)	4,346	4,310,821
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(c)	11,643	11,034,189
2.28%, 11/24/27 (Call 11/24/26)(c)	16,640	14,614,003
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)(c)	13,099	12,263,581
3.65%, 03/16/25	12,520	12,166,560
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(c)	15,732	15,378,659
4.38%, 09/11/24	9,368	9,248,308
4.38%, 01/12/26	17,919	17,563,643
5.20%, 05/12/26	14,065	13,957,452
5.30%, 08/09/26	4,005	3,975,660
5.50%, 08/09/28	10,000	9,833,724
BBVA Bancomer SA/Texas
1.88%, 09/18/25(a)(b)	4,285	3,935,773
4.38%, 04/10/24(b)	270	268,923
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)(c)	14,063	12,335,950
1.68%, 06/30/27 (Call 06/30/26)(a)(b)(c)	13,318	11,684,990
2.22%, 06/09/26 (Call 06/09/25)(a)(b)(c)	17,664	16,282,339
2.59%, 01/20/28 (Call 01/20/27)(a)(b)(c)	11,310	10,040,701
2.82%, 11/19/25 (Call 11/19/24)(b)(c)	16,554	15,721,447
3.38%, 01/09/25(a)(b)	17,537	17,009,887
3.80%, 01/10/24(a)(b)	8,347	8,287,862
4.25%, 10/15/24(a)	11,238	11,203,628
4.38%, 09/28/25(a)(b)	9,007	8,826,907
4.38%, 05/12/26(a)(b)	7,055	6,922,076
4.63%, 03/13/27(a)(b)	6,171	6,011,357
4.71%, 01/10/25 (Call 01/10/24)(a)(b)(c)	15,834	15,794,386
BPCE SA
1.00%, 01/20/26(b)	11,613	10,237,660
1.63%, 01/14/25(a)(b)	13,715	12,799,957
1.65%, 10/06/26 (Call 10/06/25)(b)(c)	9,267	8,241,505
2.05%, 10/19/27 (Call 10/19/26)(b)(c)	9,715	8,466,341
2.38%, 01/14/25(a)(b)	12,321	11,599,359
3.38%, 12/02/26(a)	2,865	2,736,783
4.00%, 04/15/24	15,770	15,692,373
4.50%, 03/15/25(b)	9,897	9,600,586
4.63%, 07/11/24(b)	9,387	9,264,768
4.75%, 07/19/27(a)(b)	8,565	8,478,488
4.88%, 04/01/26(b)	4,833	4,709,384
5.15%, 07/21/24(b)	14,102	14,025,574
5.70%, 10/22/23(b)	7,422	7,466,664
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)(c)	1,334	1,295,183
Canadian Imperial Bank of Commerce
0.50%, 12/14/23(a)	5,167	4,950,809
0.95%, 10/23/25(a)	9,453	8,539,272

Security	Par (000)	Value

Banks (continued)
1.00%, 10/18/24(a)	$8,524	$7,971,333
1.25%, 06/22/26	3,212	2,869,843
2.25%, 01/28/25	7,181	6,846,765
3.10%, 04/02/24(a)	7,981	7,865,738
3.30%, 04/07/25	4,435	4,320,323
3.45%, 04/07/27(a)	7,158	6,861,664
3.95%, 08/04/25	5,000	4,936,521
CIMB Bank Bhd, 2.13%, 07/20/27(b)	3,245	2,910,992
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)(a)	17,422	17,393,246
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(a)(c)	20,154	19,328,040
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(c)	9,036	8,504,742
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(c)	22,211	19,604,926
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(c)	1,585	1,473,741
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(c)	25,171	22,205,339
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(c)	9,840	9,245,780
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(c)	13,165	12,172,411
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)(c)	32,540	31,255,539
3.20%, 10/21/26 (Call 07/21/26)(a)	25,272	24,139,792
3.29%, 03/17/26 (Call 03/17/25), (SOFR + 1.528%)(a)(c)	11,405	11,008,610
3.30%, 04/27/25(a)	11,558	11,273,631
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(c)	26,780	26,245,612
3.40%, 05/01/26(a)	9,129	8,806,836
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)(c)	11,275	10,618,840
3.70%, 01/12/26(a)	12,573	12,266,437
3.75%, 06/16/24(a)	6,044	6,038,418
3.88%, 10/25/23	7,045	7,058,688
3.88%, 03/26/25(a)	12,117	11,986,773
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)(c)	16,160	15,472,141
4.00%, 08/05/24(a)	5,553	5,532,046
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(a)(c)	4,395	4,365,252
4.30%, 11/20/26(a)	6,646	6,552,380
4.40%, 06/10/25	26,283	26,168,224
4.60%, 03/09/26	10,167	10,142,957
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(a)(c)	12,095	11,924,968
5.50%, 09/13/25	6,917	7,096,091
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	5,161	4,890,085
3.75%, 02/18/26 (Call 11/18/25)	3,681	3,605,105
Citizens Bank NA
4.12%, 05/23/25 (Call 05/23/24)(a)(c)	7,760	7,691,658
4.58%, 08/09/28	2,000	1,977,584
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/27/26)	2,430	2,300,987
4.30%, 12/03/25 (Call 11/03/25)(a)	2,185	2,157,873

116	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Comerica Bank
2.50%, 07/23/24(a)	$3,704	$3,588,984
4.00%, 07/27/25(a)	1,038	1,025,045
Comerica Inc., 3.80%, 07/22/26(a)	1,025	998,626
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	16,045	14,277,295
2.30%, 03/14/25(a)(b)	3,550	3,401,776
2.55%, 03/14/27(a)(b)	6,115	5,681,292
2.63%, 09/06/26(a)(b)	4,292	4,042,621
2.85%, 05/18/26(a)(b)	2,550	2,437,675
3.35%, 06/04/24(a)(b)	3,214	3,175,854
4.50%, 12/09/25(a)(b)	1,197	1,182,722
Cooperatieve Rabobank U.A.
1.00%, 09/24/26 (Call 09/24/25)(a)(b)(c)	14,279	12,689,288
1.11%, 02/24/27 (Call 02/24/26)(b)(c)	10,760	9,447,885
1.34%, 06/24/26 (Call 06/24/25)(a)(b)(c)	5,434	4,921,901
1.98%, 12/15/27 (Call 12/15/26)(a)(b)(c)	15,135	13,376,593
2.63%, 07/22/24(a)(b)	9,089	8,821,051
3.75%, 07/21/26	9,191	8,765,149
4.38%, 08/04/25	10,748	10,568,201
4.63%, 12/01/23(a)	50	50,137
Cooperatieve Rabobank U.A./NY
0.38%, 01/12/24(a)	3,975	3,786,699
1.38%, 01/10/25(a)	8,325	7,817,441
3.38%, 05/21/25(a)	5,758	5,634,041
Cooperatieve Rabobank UA
3.65%, 04/06/28 (Call 04/06/27)(a)(b)(c)	1,335	1,255,016
4.66%, 08/22/28	5,000	4,939,168
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	6,853	6,454,146
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(b)(c)	11,318	9,944,962
2.02%, 01/11/27(a)(b)	9,165	8,216,362
4.38%, 03/17/25(a)(b)	7,653	7,503,124
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(b)(c)	12,577	11,542,824
2.38%, 01/22/25(a)(b)	1,354	1,283,469
3.25%, 10/04/24(b)	15,600	15,186,166
3.88%, 04/15/24(a)(b)	7,391	7,341,610
4.13%, 01/10/27(a)(b)	3,915	3,795,269
Credit Suisse AG
4.75%, 08/09/24	7,450	7,408,489
5.00%, 07/09/27	6,000	5,844,612
Credit Suisse AG/New York NY
0.50%, 02/02/24	9,425	8,879,395
1.25%, 08/07/26(a)	16,137	13,901,113
2.95%, 04/09/25(a)	15,146	14,360,825
3.63%, 09/09/24	19,349	18,883,594
3.70%, 02/21/25(a)	11,700	11,315,261
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(b)(c)	16,182	13,616,463
2.19%, 06/05/26 (Call 06/05/25)(b)(c)	14,692	13,126,715
2.59%, 09/11/25 (Call 09/11/24)(b)(c)	9,363	8,662,909
3.75%, 03/26/25	18,874	18,034,794
4.55%, 04/17/26	13,781	13,209,835
6.37%, 07/15/26	4,000	3,981,232
6.44%, 08/11/28	7,000	6,862,437
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24)(b)(c)	8,690	7,979,458
1.23%, 06/22/24 (Call 06/22/23)(b)	13,407	12,586,677
1.55%, 09/10/27 (Call 09/10/26)(b)(c)	3,302	2,853,386

Security	Par (000)	Value

Banks (continued)
1.62%, 09/11/26 (Call 09/11/25)(b)(c)	$5,572	$4,932,565
3.24%, 12/20/25 (Call 12/20/24)(b)(c)	5,877	5,605,665
5.38%, 01/12/24(b)	11,795	11,882,555
Danske Bank AS
3.77%, 03/28/25 (Call 03/28/24)(b)(c)	6,565	6,401,254
4.30%, 04/01/28 (Call 04/01/27)(b)(c)	8,975	8,374,791
DBS Group Holdings Ltd.
1.17%, 11/22/24(a)(b)	1,535	1,440,851
1.19%, 03/15/27(a)(b)	2,140	1,901,617
4.52%, 12/11/28 (Call 12/11/23)(a)(b)(c)	1,682	1,681,609
Deutsche Bank AG
4.10%, 01/13/26(a)	1,133	1,105,692
6.12%, 07/14/26 (Call 07/14/25)(c)	8,705	8,702,586
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	6,687	6,608,775
Deutsche Bank AG/New York NY
0.90%, 05/28/24	9,238	8,683,759
1.45%, 04/01/25 (Call 04/01/24),
(SOFR + 1.131%)(c)	6,600	6,159,459
1.69%, 03/19/26(a)	8,057	7,236,100
2.13%, 11/24/26 (Call 11/24/25),
(SOFR + 1.870%)(c)	14,255	12,566,152
2.22%, 09/18/24 (Call 09/18/23),
(SOFR + 2.159%)(c)	14,067	13,566,714
2.31%, 11/16/27 (Call 11/16/26),
(SOFR + 1.219%)(c)	13,580	11,536,614
2.55%, 01/07/28 (Call 01/07/27),
(SOFR + 1.318%)(c)	12,435	10,600,826
3.70%, 05/30/24	6,807	6,689,523
3.96%, 11/26/25 (Call 11/26/24),
(SOFR + 2.581%)(c)	14,284	13,693,580
4.10%, 01/13/26(a)	480	468,455
4.16%, 05/13/25(a)	430	425,964
Series E, 0.96%, 11/08/23	5,158	4,953,400
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	6,792	6,522,588
3.45%, 07/27/26 (Call 04/27/26)	6,436	6,094,744
4.25%, 03/13/26	3,323	3,250,942
4.68%, 08/09/28 (Call 08/09/23)(c)	3,111	3,009,794
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24)(a)(b)(c)	7,170	6,632,978
1.13%, 09/16/26 (Call 09/16/25)(b)(c)	4,213	3,759,909
1.54%, 05/25/27 (Call 05/25/26)(a)(b)(c)	8,118	7,185,941
1.61%, 03/30/28 (Call 03/30/27)(b)(c)	3,875	3,352,532
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	5,547	5,211,072
2.05%, 02/10/25(b)	8,209	7,704,200
4.40%, 08/23/25	5,000	4,958,137
4.55%, 08/23/27	5,000	4,904,314
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(SOFR + 0.685%)(a)(c)	5,645	5,058,891
2.38%, 01/28/25 (Call 12/28/24)	5,465	5,231,207
2.55%, 05/05/27 (Call 04/05/27)	2,976	2,741,571
3.65%, 01/25/24 (Call 12/25/23)	11,326	11,253,376
4.06%, 04/25/28 (Call 04/25/27)(a)(c)	8,060	7,855,415
4.30%, 01/16/24 (Call 12/16/23)(a)	6,170	6,179,311
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)(a)	820	754,708
3.85%, 03/15/26 (Call 02/15/26)(a)	3,990	3,879,232
3.95%, 07/28/25 (Call 06/28/25)(a)	5,327	5,314,014

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(a)	$984	$966,335
First-Citizens Bank & Trust Co., 2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(a)(c)	2,227	2,126,579
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23),
(SOFR + 0.505%)(c)	14,904	14,293,449
0.86%, 02/12/26 (Call 02/12/25),
(SOFR + 0.609%)(c)	10,007	9,109,518
0.93%, 10/21/24 (Call 10/21/23),
(SOFR + 0.486%)(c)	16,988	16,259,646
1.09%, 12/09/26 (Call 12/09/25),
(SOFR + 0.789%)(c)	14,187	12,630,453
1.22%, 12/06/23 (Call 12/06/22)	3,280	3,166,787
1.43%, 03/09/27 (Call 03/09/26),
(SOFR + 0.798%)(c)	24,174	21,507,001
1.54%, 09/10/27 (Call 09/10/26),
(SOFR + 0.818%)(a)(c)	28,815	25,335,227
1.76%, 01/24/25 (Call 01/24/24),
(SOFR + 0.730%)(c)	16,190	15,557,975
1.95%, 10/21/27 (Call 10/21/26),
(SOFR + 0.913%)(a)(c)	25,825	22,937,417
2.64%, 02/24/28 (Call 02/24/27),
(SOFR + 1.114%)(c)	19,345	17,542,801
3.00%, 03/15/24(a)	17,910	17,616,506
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(c)	22,406	21,823,095
3.50%, 01/23/25 (Call 10/23/24)(a)	21,017	20,601,314
3.50%, 04/01/25 (Call 03/01/25)	30,112	29,442,967
3.50%, 11/16/26 (Call 11/16/25)(a)	14,488	13,917,377
3.62%, 03/15/28 (Call 03/15/27),
(SOFR + 1.846%)(c)	20,335	19,244,058
3.63%, 02/20/24 (Call 01/20/24)	14,499	14,393,346
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(c)	16,784	15,865,197
3.75%, 05/22/25 (Call 02/22/25)(a)	21,602	21,219,015
3.75%, 02/25/26 (Call 11/25/25)	10,872	10,657,912
3.85%, 07/08/24 (Call 04/08/24)(a)	19,118	19,031,877
3.85%, 01/26/27 (Call 01/26/26)	16,075	15,574,027
4.00%, 03/03/24	22,356	22,348,623
4.25%, 10/21/25(a)	17,725	17,483,548
4.39%, 06/15/27 (Call 06/15/26)(c)	7,420	7,282,234
4.48%, 08/23/28	20,000	19,522,950
5.95%, 01/15/27(a)	1,656	1,734,311
Hana Bank
1.25%, 12/16/26(b)	80	70,845
3.25%, 03/30/27(b)	5,000	4,775,390
3.50%, (Call 10/19/26)(a)(b)(c)(d)	3,585	3,200,406
3.50%, 01/30/24(b)	3,029	3,002,865
4.38%, 09/30/24(b)	500	496,563
HSBC Bank PLC, 7.65%, 05/01/25	1,624	1,723,975
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24),
(SOFR + 0.708%)(c)	17,985	16,764,616
1.16%, 11/22/24 (Call 11/22/23),
(SOFR + 0.580%)(c)	4,973	4,747,267
1.59%, 05/24/27 (Call 05/24/26),
(SOFR + 1.290%)(c)	15,710	13,684,072
1.65%, 04/18/26 (Call 04/18/25),
(SOFR + 1.538%)(c)	18,653	16,985,081

Security	Par (000)	Value

Banks (continued)
2.10%, 06/04/26 (Call 06/04/25),
(SOFR + 1.929%)(a)(c)	$18,583	$17,124,793
2.25%, 11/22/27 (Call 11/22/26),
(SOFR + 1.100%)(a)(c)	17,105	15,079,710
2.63%, 11/07/25 (Call 11/07/24),
(SOFR + 1.401%)(c)	18,147	17,192,049
3.00%, 03/10/26 (Call 03/10/25),
(SOFR + 1.430%)(a)(c)	10,075	9,545,524
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(c)	20,455	20,063,892
3.90%, 05/25/26(a)	21,363	20,789,841
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(c)	5,155	4,849,644
4.18%, 12/09/25 (Call 12/09/24)(c)	10,495	10,284,495
4.25%, 03/14/24	18,256	18,201,530
4.25%, 08/18/25(a)	11,476	11,301,947
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(c)	21,124	20,519,782
4.30%, 03/08/26	17,943	17,731,310
4.38%, 11/23/26(a)	12,619	12,345,797
4.76%, 06/09/28 (Call 06/09/27)(c)	20,145	19,427,679
5.21%, 08/11/28	5,000	4,880,264
HSBC USA Inc.
3.50%, 06/23/24(a)	6,388	6,323,331
3.75%, 05/24/24(a)	14,710	14,616,018
Huntington Bancshares Inc., 4.44%, 08/04/28
(Call 08/04/27)(c)	5,005	4,891,531
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	6,175	5,992,333
4.00%, 05/15/25 (Call 04/15/25)	2,692	2,668,768
Huntington National Bank (The), 4.55%, 05/17/28
(Call 05/17/27)(a)(c)	6,135	6,093,567
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	4,507	4,391,664
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	17,373	17,588,816
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)(c)	14,407	13,023,603
1.73%, 04/01/27 (Call 04/01/26),
(SOFR + 1.005%)(a)(c)	6,096	5,397,904
3.55%, 04/09/24	8,201	8,105,481
3.87%, 03/28/26 (Call 03/28/25),
(SOFR + 1.640%)(a)(c)	3,700	3,606,309
3.95%, 03/29/27(a)	7,942	7,635,508
4.02%, 03/28/28 (Call 03/28/27),
(SOFR + 1.830%)(c)	8,825	8,366,545
4.63%, 01/06/26(b)	15,266	15,166,948
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	1,030	940,271
5.25%, 01/12/24(a)	2,602	2,602,110
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24),
(SOFR + 0.420%)(c)	7,231	6,835,368
0.65%, 09/16/24 (Call 09/16/23),
(SOFR + 0.600%)(a)(c)	8,815	8,477,213
0.77%, 08/09/25 (Call 08/09/24),
(SOFR + 0.490%)(c)	15,010	13,986,535
0.82%, 06/01/25 (Call 06/01/24),
(SOFR + 0.540%)(c)	21,560	20,170,159
0.97%, 06/23/25 (Call 06/23/24),
(SOFR + 0.580%)(c)	24,055	22,539,475

118	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.04%, 02/04/27 (Call 02/04/26),
(SOFR + 0.695%)(c)	$19,932	$17,550,233
1.05%, 11/19/26 (Call 11/19/25),
(SOFR + 0.800%)(a)(c)	21,938	19,491,002
1.05%, 06/23/27 (Call 12/23/25)	10	8,593
1.47%, 09/22/27 (Call 09/22/26),
(SOFR + 0.765%)(c)	26,520	23,224,153
1.56%, 12/10/25 (Call 12/10/24),
(SOFR + 0.605%)(c)	25,950	24,231,603
1.58%, 04/22/27 (Call 04/22/26),
(SOFR + 0.885%)(c)	28,971	25,849,305
2.01%, 03/13/26 (Call 03/13/25),
(SOFR + 1.585%)(c)	23,663	22,190,770
2.08%, 04/22/26 (Call 04/22/25),
(SOFR + 1.850%)(a)(c)	31,601	29,552,304
2.18%, 06/01/28 (Call 06/01/27),
(SOFR + 1.890%)(c)	5,506	4,892,305
2.30%, 10/15/25 (Call 10/15/24),
(SOFR + 1.160%)(c)	16,206	15,469,961
2.60%, 02/24/26 (Call 02/24/25),
(SOFR + 0.915%)(a)(c)	5,475	5,193,435
2.95%, 10/01/26 (Call 07/01/26)(a)	13,458	12,801,210
2.95%, 02/24/28 (Call 02/24/27),
(SOFR + 1.170%)(c)	12,445	11,550,435
3.13%, 01/23/25 (Call 10/23/24)(a)	22,208	21,850,121
3.20%, 06/15/26 (Call 03/15/26)(a)	7,413	7,137,264
3.22%, 03/01/25 (Call 03/01/24),
(3 mo. LIBOR US + 1.155%)(c)	18,454	18,097,624
3.30%, 04/01/26 (Call 01/01/26)	14,232	13,787,461
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(a)(c)	11,885	11,195,185
3.63%, 05/13/24(a)	15,118	15,081,266
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(a)(c)	10,486	10,053,557
3.85%, 06/14/25 (Call 06/14/24)(c)	24,855	24,590,968
3.88%, 02/01/24	14,555	14,611,116
3.88%, 09/10/24	25,353	25,242,271
3.90%, 07/15/25 (Call 04/15/25)(a)	15,173	15,057,976
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(a)(c)	14,361	13,971,051
4.02%, 12/05/24 (Call 12/05/23),
(3 mo. LIBOR US + 1.000%)(a)(c)	22,563	22,460,673
4.08%, 04/26/26 (Call 04/26/25),
(SOFR + 1.320%)(c)	13,675	13,478,785
4.13%, 12/15/26	11,674	11,527,058
4.32%, 04/26/28 (Call 04/26/27),
(SOFR + 1.560%)(c)	25,390	24,802,625
4.85%, 07/25/28 (Call 07/25/27)(c)	15,000	14,969,978
7.63%, 10/15/26	4,608	5,180,248
7.75%, 07/15/25(a)	477	520,697
8.00%, 04/29/27(a)	1,762	2,026,834
KeyBank N.A./Cleveland OH
3.30%, 06/01/25	5,988	5,837,150
3.40%, 05/20/26(a)	3,213	3,069,967
4.15%, 08/08/25(a)	995	987,246
KeyCorp
2.25%, 04/06/27(a)	7,369	6,622,585
3.88%, 05/23/25 (Call 05/23/24)(c)	4,120	4,084,174
4.15%, 10/29/25(a)	3,259	3,224,453

Security	Par (000)	Value

Banks (continued)
Kookmin Bank 1.75%, 05/04/25(b)	$2,750	$2,574,568
4.35%, (Call 07/02/24)(b)(c)(d)	4,205	4,105,131
Lloyds Bank PLC, 3.50%, 05/14/25(a)	400	390,990
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(a)(c)	7,709	6,809,145
2.44%, 02/05/26 (Call 02/05/25)(c)	11,015	10,350,297
3.51%, 03/18/26 (Call 03/18/25)(a)(c)	9,480	9,131,406
3.75%, 01/11/27	5,600	5,338,638
3.75%, 03/18/28 (Call 03/18/27)(c)	10,535	9,948,490
3.87%, 07/09/25 (Call 07/09/24)(a)(c)	13,700	13,421,260
3.90%, 03/12/24	10,241	10,192,214
4.45%, 05/08/25	13,996	13,859,879
4.50%, 11/04/24(a)	9,555	9,503,388
4.58%, 12/10/25	12,290	11,979,842
4.65%, 03/24/26(a)	13,312	12,988,484
M&T Bank Corp.
4.00%, 07/15/24 (Call 04/16/24)(a)	714	710,828
4.55%, 08/16/28	4,000	3,996,040
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	12,273	11,695,208
3.23%, 03/21/25(a)(b)	3,330	3,253,367
3.90%, 01/15/26(b)	2,069	2,033,194
4.00%, 07/29/25(b)	3,321	3,282,162
4.88%, 06/10/25(a)(b)	2,657	2,643,003
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24)(a)(b)(c)	7,780	7,184,357
1.34%, 01/12/27 (Call 01/12/26)(b)(c)	9,515	8,325,651
1.63%, 09/23/27 (Call 09/23/26)(b)(c)	9,335	8,029,272
1.94%, 04/14/28 (Call 04/14/27),
(SOFR + 0.995%)(a)(b)(c)	4,228	3,627,261
4.10%, 06/21/28 (Call 06/21/27)(b)(c)	4,550	4,328,838
5.11%, 08/09/26	1,000	1,000,558
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	4,742	4,592,247
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(c)	7,204	6,945,606
0.95%, 07/19/25 (Call 07/19/24)(a)(c)	16,732	15,616,651
0.96%, 10/11/25 (Call 10/11/24)(c)	8,495	7,856,891
1.41%, 07/17/25(a)	14,429	13,244,261
1.54%, 07/20/27 (Call 07/20/26)(c)	17,864	15,737,626
1.64%, 10/13/27 (Call 10/13/26)(c)	11,025	9,674,434
2.19%, 02/25/25(a)	23,191	21,979,032
2.34%, 01/19/28 (Call 01/19/27)(c)	10,905	9,785,464
2.76%, 09/13/26(a)	6,821	6,355,179
2.80%, 07/18/24(a)	16,395	15,955,191
3.29%, 07/25/27(a)	4,445	4,177,322
3.41%, 03/07/24(a)	15,699	15,532,005
3.68%, 02/22/27(a)	1,203	1,155,534
3.78%, 03/02/25	2,766	2,735,386
3.84%, 04/17/26 (Call 04/17/25)(c)	3,985	3,893,326
3.85%, 03/01/26	13,547	13,245,806
4.08%, 04/19/28 (Call 04/19/27)(c)	9,295	8,997,625
4.79%, 07/18/25 (Call 07/18/24)(c)	5,830	5,849,205
5.02%, 07/20/28 (Call 07/20/27)(c)	6,245	6,276,579
Mizuho Bank Ltd.
3.20%, 03/26/25(a)(b)	225	218,584
3.60%, 09/25/24(a)(b)	613	603,584
3.75%, 04/16/24(a)(b)	1,652	1,637,058

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(b)	$13,650	$13,592,376
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23),
(SOFR + 0.872%)(c)	8,490	8,167,179
1.23%, 05/22/27 (Call 05/22/26)(c)	10,084	8,776,624
1.55%, 07/09/27 (Call 07/09/26)(a)(c)	11,725	10,306,585
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(c)	5,769	5,353,136
2.56%, 09/13/25 (Call 09/13/24),
(SOFR + 1.362%)(c)	6,693	6,380,106
2.65%, 05/22/26 (Call 05/22/25)(a)(c)	12,969	12,170,897
2.84%, 07/16/25 (Call 07/16/24),
(SOFR + 1.242%)(a)(c)	5,171	4,977,869
2.84%, 09/13/26	1,921	1,783,342
3.48%, 04/12/26(a)(b)	12,135	11,573,632
3.66%, 02/28/27(a)	1,055	1,005,434
3.92%, 09/11/24 (Call 09/11/23),
(3 mo. LIBOR US + 1.000%)(c)	9,984	9,909,596
4.35%, 10/20/25(a)(b)	3,885	3,794,529
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24),
(SOFR + 0.509%)(c)	17,378	16,482,729
0.79%, 05/30/25 (Call 05/30/24),
(SOFR + 0.525%)(c)	24,623	23,016,451
0.99%, 12/10/26 (Call 12/10/25),
(SOFR + 0.720%)(c)	23,123	20,476,120
1.16%, 10/21/25 (Call 10/21/24),
(SOFR + 0.560%)(c)	20,685	19,205,730
1.51%, 07/20/27 (Call 07/20/26),
(SOFR + 0.858%)(c)	24,078	21,321,108
1.59%, 05/04/27 (Call 05/04/26),
(SOFR + 0.879%)(c)	27,297	24,330,669
2.19%, 04/28/26 (Call 04/28/25),
(SOFR + 1.990%)(a)(c)	24,906	23,394,418
2.48%, 01/21/28 (Call 01/21/27),
(SOFR + 1.000%)(c)	16,985	15,428,348
2.63%, 02/18/26 (Call 02/18/25),
(SOFR + 0.940%)(c)	17,684	16,810,082
2.72%, 07/22/25 (Call 07/22/24),
(SOFR + 1.152%)(c)	17,391	16,800,778
3.13%, 07/27/26	17,735	16,896,429
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(c)	14,056	13,269,088
3.62%, 04/17/25 (Call 04/17/24),
(SOFR + 1.160%)(a)(c)	8,810	8,680,304
3.63%, 01/20/27	7,580	7,364,399
3.70%, 10/23/24	22,289	22,130,622
3.88%, 01/27/26	23,060	22,800,410
3.95%, 04/23/27(a)	9,902	9,596,120
4.00%, 07/23/25(a)	23,410	23,265,226
4.21%, 04/20/28 (Call 04/20/27),
(SOFR + 1.610%)(c)	16,630	16,204,526
4.35%, 09/08/26	18,541	18,323,102
4.68%, 07/17/26 (Call 07/17/25)(c)	12,015	12,027,940
5.00%, 11/24/25(a)	15,960	16,208,571
6.25%, 08/09/26	5,606	5,963,500
Series F, 3.88%, 04/29/24	25,184	25,119,778
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(SOFR + 0.745%)(c)	10,234	9,452,198

Security	Par (000)	Value

Banks (continued)
MUFG Bank Ltd.
3.25%, 09/08/24(a)(b)	$683	$668,570
3.75%, 03/10/24(b)	1,047	1,039,925
National Australia Bank Ltd.
1.39%, 01/12/25(b)	9,580	9,003,574
1.89%, 01/12/27(a)(b)	10,585	9,578,666
3.50%, 01/10/27(b)	6,095	5,899,796
3.91%, 06/09/27(a)	890	875,816
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	8,284	7,778,807
3.38%, 01/14/26	4,789	4,653,841
3.50%, 06/09/25	130	128,008
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(c)	5,472	5,217,512
0.75%, 08/06/24	4,147	3,870,913
3.75%, 06/09/25 (Call 06/09/24)(c)	8,345	8,229,884
National Securities Clearing Corp.
0.40%, 12/07/23 (Call 11/07/23)(a)(b)	4,639	4,443,189
0.75%, 12/07/25 (Call 11/07/25)(b)	3,358	3,021,911
1.50%, 04/23/25 (Call 03/23/25)(b)	8,676	8,130,874
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)(c)	9,189	8,044,516
3.07%, 05/22/28 (Call 05/22/27)(a)(c)	3,443	3,110,366
3.75%, 11/01/29 (Call 11/01/24)(c)	7,279	6,901,098
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(c)	15,416	15,239,110
4.80%, 04/05/26	9,270	9,218,304
5.52%, 09/30/28 (Call 09/30/27)(c)	5,520	5,522,893
NatWest Markets PLC
0.80%, 08/12/24(b)	8,463	7,875,544
1.60%, 09/29/26(b)	9,220	8,126,964
3.48%, 03/22/25(a)(b)	1,550	1,505,654
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26)(b)(c)	585	522,760
NBK Tier 1 Financing 2 Ltd., 4.50%,
(Call 08/27/25)(a)(b)(c)(d)	4,186	3,875,298
NongHyup Bank
0.88%, 07/28/24(a)(b)	725	682,140
1.25%, 07/20/25(a)(b)	6,150	5,626,936
1.25%, 07/28/26(b)	925	824,755
4.25%, 07/06/27	3,000	2,987,874
Nordea Bank Abp
0.63%, 05/24/24(b)	7,629	7,166,490
0.75%, 08/28/25(a)(b)	5,413	4,882,813
1.50%, 09/30/26(a)(b)	8,705	7,705,166
3.60%, 06/06/25(b)	1,690	1,656,536
Norinchukin Bank (The), 1.28%, 09/22/26(a)(b)	11,800	10,429,028
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(c)	4,850	4,509,373
3.95%, 10/30/25(a)	3,345	3,332,250
4.00%, 05/10/27 (Call 04/10/27)	3,635	3,621,601
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(b)(c)	8,187	7,496,754
4.25%, 06/19/24(b)	6,306	6,293,564
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26), (SOFR + 2.520%)(a)(c)	2,345	2,098,835
PNC Bank NA
2.95%, 02/23/25 (Call 01/24/25)(a)	6,265	6,096,618
3.25%, 06/01/25 (Call 05/02/25)	3,257	3,194,774
3.30%, 10/30/24 (Call 09/30/24)(a)	4,504	4,427,784

120	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.88%, 04/10/25 (Call 03/10/25)(a)	$5,742	$5,678,681
4.20%, 11/01/25 (Call 10/02/25)	4,131	4,103,694
2.50%, 08/27/24 (Call 07/27/24)(a)	5,342	5,200,248
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	5,847	5,244,429
2.20%, 11/01/24 (Call 10/02/24)(a)	10,541	10,191,620
2.60%, 07/23/26 (Call 05/23/26)(a)	7,311	6,903,003
3.15%, 05/19/27 (Call 04/19/27)(a)	3,689	3,530,557
3.50%, 01/23/24 (Call 12/23/23)(a)	8,514	8,487,313
3.90%, 04/29/24 (Call 03/29/24)	6,220	6,214,258
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	4,008	3,822,687
Royal Bank of Canada
0.43%, 01/19/24(a)	6,210	5,926,108
0.50%, 10/26/23(a)	10,585	10,207,363
0.65%, 07/29/24	9,790	9,187,020
0.75%, 10/07/24(a)	10,700	9,979,485
0.88%, 01/20/26	10,205	9,160,593
1.15%, 06/10/25	10,021	9,231,135
1.15%, 07/14/26(a)	17,800	15,874,664
1.20%, 04/27/26	13,905	12,494,437
1.40%, 11/02/26(a)	8,568	7,625,872
1.60%, 01/21/25(a)	1,790	1,688,568
2.05%, 01/21/27(a)	5,370	4,882,066
2.25%, 11/01/24	13,165	12,655,761
2.55%, 07/16/24(a)	12,603	12,265,386
3.38%, 04/14/25	2,625	2,576,719
3.63%, 05/04/27(a)	8,020	7,738,662
3.97%, 07/26/24	9,480	9,450,784
4.24%, 08/03/27	10,000	9,868,715
4.65%, 01/27/26	11,370	11,455,830
Santander Holdings USA Inc. 2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(c)	5,910	5,139,288
3.24%, 10/05/26 (Call 08/05/26)(a)	5,826	5,417,481
3.45%, 06/02/25 (Call 05/02/25)	10,792	10,317,763
3.50%, 06/07/24 (Call 05/07/24)	7,650	7,518,101
4.26%, 06/09/25 (Call 06/09/24)(c)	5,755	5,643,793
4.40%, 07/13/27 (Call 04/14/27)(a)	3,084	2,969,134
4.50%, 07/17/25 (Call 04/17/25)(a)	9,027	8,983,634
Santander UK Group Holdings PLC 1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(a)(c)	4,545	4,252,108
1.53%, 08/21/26 (Call 08/21/25)(a)(c)	9,646	8,625,204
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(c)	10,602	9,170,029
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(c)	7,880	6,908,496
4.75%, 09/15/25(a)(b)	2,793	2,710,947
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(c)	12,087	12,041,755
Santander UK PLC
2.88%, 06/18/24(a)	650	634,738
4.00%, 03/13/24(a)	11,977	11,966,197
5.00%, 11/07/23(a)(b)	1,057	1,054,992
Shinhan Bank Co. Ltd., 1.38%, 10/21/26(a)(b)	3,490	3,119,980
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	248	225,045
2.88%, (Call 05/12/26)(a)(b)(c)(d)	3,185	2,810,062
3.34%, 02/05/30 (Call 02/05/25)(b)(c)	230	219,030

Security	Par (000)	Value

Banks (continued)
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)(c)	$1,053	$999,552
Skandinaviska Enskilda Banken AB
0.65%, 09/09/24(b)	1,470	1,365,597
0.85%, 09/02/25(a)(b)	6,343	5,701,850
1.20%, 09/09/26(a)(b)	3,390	3,006,234
1.40%, 11/19/25(a)(b)	200	182,006
3.70%, 06/09/25(b)	5,270	5,181,610
Societe Generale SA
1.04%, 06/18/25 (Call 06/18/24)(a)(b)(c)	650	606,248
1.38%, 07/08/25(b)	5,821	5,311,163
1.49%, 12/14/26 (Call 12/14/25)(b)(c)	17,791	15,504,238
1.79%, 06/09/27 (Call 06/09/26)(a)(b)(c)	9,876	8,547,902
2.23%, 01/21/26 (Call 01/21/25)(b)(c)	8,320	7,695,321
2.63%, 10/16/24(a)(b)	11,010	10,539,981
2.63%, 01/22/25(a)(b)	17,671	16,650,664
2.80%, 01/19/28 (Call 01/19/27)(b)(c)	9,175	8,084,072
3.88%, 03/28/24(b)	14,675	14,457,138
4.00%, 01/12/27(a)(b)	265	252,729
4.25%, 04/14/25(a)(b)	22,245	21,781,519
4.25%, 08/19/26(a)(b)	5,271	5,023,925
4.68%, 06/15/27(a)(b)	425	420,910
4.75%, 11/24/25(a)(b)	6,614	6,461,762
5.00%, 01/17/24(b)	7,539	7,541,540
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(b)(c)	7,376	6,971,053
1.21%, 03/23/25 (Call 03/23/24)(b)(c)	6,545	6,159,455
1.46%, 01/14/27 (Call 01/14/26)(b)(c)	9,860	8,647,881
1.82%, 11/23/25 (Call 11/23/24)(b)(c)	13,448	12,427,003
2.61%, 01/12/28 (Call 01/12/27)(b)(c)	11,315	10,022,703
2.89%, 01/30/26 (Call 01/30/25)(a)(b)(c)	17,876	16,806,914
3.20%, 04/17/25(a)(b)	1,215	1,174,218
3.79%, 05/21/25 (Call 05/21/24)(b)(c)	11,401	11,126,953
3.97%, 03/30/26 (Call 03/30/25)(b)(c)	10,650	10,292,357
4.05%, 04/12/26(a)(b)	8,310	8,110,061
4.30%, 02/19/27(a)(b)	3,900	3,767,755
5.20%, 01/26/24(a)(b)	6,746	6,758,853
State Bank of India/London
4.38%, 01/24/24(b)	11,365	11,341,601
4.88%, 04/17/24(b)	240	241,435
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(c)	1,710	1,543,602
1.75%, 02/06/26 (Call 02/06/25), (SOFR + 0.441%)(a)(c)	1,797	1,691,746
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(a)(c)	6,595	6,031,792
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(c)	7,440	7,185,715
2.65%, 05/19/26	1,459	1,404,383
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)(c)	3,878	3,728,080
3.30%, 12/16/24(a)	7,693	7,627,564
3.55%, 08/18/25	9,852	9,760,457
3.70%, 11/20/23	2,796	2,798,416
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(c)	3,678	3,669,150
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24(a)	2,557	2,514,178
3.95%, 01/10/24(a)	1,980	1,976,165

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24(a)	$2,075	$1,977,459
0.95%, 01/12/26(a)	13,068	11,630,741
1.40%, 09/17/26(a)	25,884	22,801,896
1.47%, 07/08/25(a)	22,542	20,716,720
2.17%, 01/14/27(a)	6,530	5,884,666
2.35%, 01/15/25	13,012	12,395,358
2.45%, 09/27/24(a)	12,661	12,175,472
2.63%, 07/14/26(a)	8,538	7,953,658
2.70%, 07/16/24	18,546	17,984,812
3.01%, 10/19/26(a)	5,103	4,801,615
3.36%, 07/12/27	5,401	5,110,974
3.45%, 01/11/27(a)	6,150	5,858,679
3.78%, 03/09/26(a)	7,121	6,951,694
3.94%, 10/16/23(a)	13,916	13,899,198
4.44%, 04/02/24(b)	4,275	4,251,978
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(a)(b)	9,010	8,367,863
0.85%, 03/25/24(b)	8,221	7,783,939
1.05%, 09/12/25(b)	5,747	5,183,525
1.35%, 09/16/26(b)	8,012	7,078,598
1.55%, 03/25/26(b)	8,462	7,634,920
2.55%, 03/10/25(b)	3,760	3,586,958
2.80%, 03/10/27(a)(b)	8,950	8,321,472
Suncorp-Metway Ltd., 3.30%, 04/15/24(a)(b)	3,840	3,775,432
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)(a)	2,305	2,046,063
3.50%, 01/29/25(a)	2,634	2,571,607
4.35%, 04/29/28 (Call 04/29/27)(c)	2,820	2,716,786
Svenska Handelsbanken AB
0.55%, 06/11/24(a)(b)	9,022	8,483,442
1.42%, 06/11/27 (Call 06/11/26)(a)(b)(c)	6,547	5,814,200
3.65%, 06/10/25(b)	5,455	5,345,957
3.90%, 11/20/23(a)	8,526	8,532,023
3.95%, 06/10/27(a)(b)	6,210	6,071,423
Swedbank AB
0.85%, 03/18/24(b)	6,004	5,694,539
1.54%, 11/16/26(a)(b)	11,441	10,256,755
3.36%, 04/04/25(b)	6,240	6,087,925
Synchrony Bank
5.40%, 08/22/25	6,000	5,990,871
5.63%, 08/23/27	7,000	6,944,039
Synovus Financial Corp., 5.20%, 08/11/25	1,000	997,477
Toronto-Dominion Bank (The)
0.55%, 03/04/24(a)	7,373	7,012,029
0.70%, 09/10/24	7,655	7,158,100
0.75%, 09/11/25(a)	6,700	6,052,058
0.75%, 01/06/26(a)	8,261	7,378,657
1.15%, 06/12/25	6,811	6,269,670
1.20%, 06/03/26	8,635	7,731,020
1.25%, 12/13/24	6,555	6,169,201
1.25%, 09/10/26	16,984	15,080,963
1.45%, 01/10/25(a)	8,235	7,764,370
1.95%, 01/12/27	11,452	10,375,393
2.35%, 03/08/24	11,650	11,375,880
2.65%, 06/12/24	13,277	12,966,986
2.80%, 03/10/27(a)	13,870	12,998,209
3.25%, 03/11/24	11,036	10,904,345
3.63%, 09/15/31 (Call 09/15/26)(a)(c)	5,476	5,215,807
3.77%, 06/06/25	6,835	6,757,737

Security	Par (000)	Value

Banks (continued)
4.11%, 06/08/27(a)	$6,070	$6,004,938
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)(a)	10,725	10,052,794
2.15%, 12/06/24 (Call 11/05/24)	10,945	10,491,553
2.64%, 09/17/29 (Call 09/17/24)(a)(c)	5,191	4,923,930
3.20%, 04/01/24 (Call 03/01/24)	12,114	12,016,348
3.30%, 05/15/26 (Call 04/15/26)	5,286	5,074,703
3.63%, 09/16/25 (Call 08/16/25)	8,808	8,627,244
3.80%, 10/30/26 (Call 09/30/26)(a)	5,943	5,803,651
4.05%, 11/03/25 (Call 09/03/25)	2,717	2,714,860
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	3,480	2,992,262
1.20%, 08/05/25 (Call 07/03/25)	5,124	4,712,227
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)(c)	8,698	7,806,494
2.50%, 08/01/24 (Call 07/01/24)(a)	10,294	10,023,187
2.85%, 10/26/24 (Call 09/26/24)(a)	10,607	10,402,870
3.70%, 06/05/25 (Call 05/05/25)	8,112	8,024,204
3.75%, 12/06/23 (Call 11/06/23)	9,791	9,805,932
4.00%, 05/01/25 (Call 03/01/25)(a)	7,251	7,231,112
4.12%, 06/06/28 (Call 06/06/27)(a)(c)	3,695	3,622,299
4.26%, 07/28/26 (Call 07/28/25)(a)(c)	10,000	9,977,462
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)(a)	9,277	8,689,638
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(c)	7,535	6,884,722
2.40%, 07/30/24 (Call 06/28/24)	12,350	12,051,214
3.10%, 04/27/26 (Call 03/27/26)	7,018	6,754,785
3.38%, 02/05/24 (Call 01/05/24)	13,754	13,686,991
3.60%, 09/11/24 (Call 08/11/24)(a)	9,710	9,682,660
3.70%, 01/30/24 (Call 12/29/23)(a)	7,386	7,395,484
3.95%, 11/17/25 (Call 10/17/25)(a)	6,306	6,307,357
4.55%, 07/22/28 (Call 07/22/27)(a)(c)	11,080	11,120,104
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	6,983	6,586,083
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	5,511	5,309,222
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(a)	9,496	9,103,538
2.80%, 01/27/25 (Call 12/27/24)(a)	9,761	9,514,185
UBS AG/London
0.45%, 02/09/24(a)(b)	7,690	7,293,839
0.70%, 08/09/24(b)	9,384	8,765,884
1.25%, 06/01/26(a)(b)	15,529	13,831,408
1.38%, 01/13/25 (Call 12/13/24), (SOFR + 0.300%)(b)	9,455	8,844,769
UBS AG/Stamford CT, 7.50%, 07/15/25	510	541,861
UBS Group AG
1.36%, 01/30/27 (Call 01/30/26)(b)(c)	15,369	13,546,445
1.49%, 08/10/27 (Call 08/10/26)(b)(c)	14,820	12,871,408
4.13%, 09/24/25(b)	17,880	17,685,085
4.13%, 04/15/26(b)	7,591	7,439,569
4.49%, 08/05/25(a)	4,510	4,494,745
4.49%, 05/12/26 (Call 05/12/25)(b)(c)	7,260	7,184,347
4.70%, 08/05/27(a)	11,355	11,145,464
4.75%, 05/12/28 (Call 05/12/27)(b)(c)	6,110	5,992,428
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(a)(b)(c)	9,774	8,270,098
2.57%, 09/22/26 (Call 09/22/25)(b)(c)	9,334	8,159,772
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	505	458,498
2.00%, 10/14/31 (Call 10/14/26)(b)(c)	2,200	1,964,986

122	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 04/15/29 (Call 04/15/24)(a)(b)(c)	$4,841	$4,776,223
Wachovia Corp.
6.61%, 10/01/25(a)	460	488,145
7.57%, 08/01/26(a)(e)	2,165	2,361,759
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(a)(c)	9,466	8,879,630
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(c)	30,629	28,818,178
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(c)	26,396	24,707,423
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(c)	20,162	18,060,119
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(a)(c)	28,383	27,120,549
3.00%, 02/19/25(a)	15,288	14,852,848
3.00%, 04/22/26	26,364	25,082,343
3.00%, 10/23/26(a)	23,456	22,161,970
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(a)(c)	16,640	15,674,565
3.30%, 09/09/24(a)	18,183	17,957,893
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(c)	27,880	26,337,549
3.55%, 09/29/25	23,724	23,314,781
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)(c)	14,826	13,989,483
3.75%, 01/24/24 (Call 12/22/23)	26,638	26,558,003
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(a)(c)	27,695	27,135,936
4.10%, 06/03/26	16,617	16,312,836
4.30%, 07/22/27	10,781	10,607,264
4.48%, 01/16/24(a)	4,534	4,563,377
4.54%, 08/15/26	13,475	13,383,600
4.81%, 07/25/28 (Call 07/25/27)(c)	19,115	18,974,679
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(c)	4,355	3,860,813
Westpac Banking Corp.
1.02%, 11/18/24	6,000	5,666,343
1.15%, 06/03/26	11,390	10,221,383
2.35%, 02/19/25(a)	10,670	10,307,490
2.70%, 08/19/26	5,929	5,597,559
2.85%, 05/13/26	9,403	9,000,572
2.89%, 02/04/30 (Call 02/04/25)(c)	12,290	11,540,832
3.30%, 02/26/24(a)	9,769	9,727,672
3.35%, 03/08/27	4,370	4,214,753
3.74%, 08/26/25(a)	600	594,338
4.04%, 08/26/27	3,000	2,973,283
4.32%, 11/23/31 (Call 11/23/26)(c)	13,006	12,378,878
Woori Bank, 4.75%, 04/30/24(b)	614	614,414

		7,308,395,471

Beverages — 1.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26
(Call 11/01/25)(a)	25,108	24,678,604
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(a)(b)	380	348,990
4.45%, 05/15/25 (Call 03/15/25)(b)	6,933	6,812,961
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	1,173	1,162,652
Coca-Cola Co. (The) 1.45%, 06/01/27	5,300	4,786,989

Security	Par (000)	Value

Beverages (continued)
1.75%, 09/06/24(a)	$10,365	$10,048,308
2.90%, 05/25/27(a)	2,834	2,734,674
3.38%, 03/25/27(a)	6,733	6,653,112
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)(a)	2,507	2,460,975
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(b)	6,858	6,476,380
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(a)(b)	1,523	1,342,774
Constellation Brands Inc. 3.50%, 05/09/27 (Call 02/09/27)(a)	2,142	2,046,524
3.60%, 05/09/24	1,695	1,679,836
3.70%, 12/06/26 (Call 09/06/26)	2,538	2,457,222
4.35%, 05/09/27 (Call 04/09/27)(a)	8,245	8,214,333
4.40%, 11/15/25 (Call 09/15/25)(a)	4,512	4,515,420
4.75%, 11/15/24(a)	5,760	5,833,319
4.75%, 12/01/25(a)	1,544	1,567,581
Diageo Capital PLC 1.38%, 09/29/25 (Call 08/29/25)	5,015	4,644,533
2.13%, 10/24/24 (Call 09/24/24)	7,309	7,070,042
JDE Peet’s NV 0.80%, 09/24/24 (Call 10/03/22)(b)	5,749	5,302,133
1.38%, 01/15/27 (Call 12/15/26)(b)	6,180	5,301,315
Keurig Dr Pepper Inc. 0.75%, 03/15/24 (Call 10/03/22)(a)	9,761	9,276,569
2.55%, 09/15/26 (Call 06/15/26)(a)	1,583	1,473,799
3.13%, 12/15/23 (Call 10/15/23)(a)	4,992	4,949,265
3.40%, 11/15/25 (Call 08/15/25)(a)	4,893	4,788,933
3.43%, 06/15/27 (Call 03/15/27)	2,123	2,030,485
4.42%, 05/25/25 (Call 03/25/25)(a)	2,837	2,856,471
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	14,282	13,380,027
PepsiCo Inc. 0.40%, 10/07/23	2,858	2,765,716
2.25%, 03/19/25 (Call 02/19/25)	12,002	11,569,280
2.38%, 10/06/26 (Call 07/06/26)	6,350	6,021,866
2.63%, 03/19/27 (Call 01/19/27)	2,654	2,520,926
2.75%, 04/30/25 (Call 01/30/25)(a)	8,231	8,046,461
2.85%, 02/24/26 (Call 11/24/25)(a)	2,745	2,676,744
3.50%, 07/17/25 (Call 04/17/25)(a)	5,914	5,884,501
3.60%, 03/01/24 (Call 12/01/23)(a)	10,364	10,373,500
3.60%, 02/18/28 (Call 01/18/28)	7,125	6,993,695
Pernod Ricard SA, 3.25%, 06/08/26 (Call 03/08/26)(a)(b)	2,454	2,375,994
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	5,717	5,410,896

		219,533,805

Biotechnology — 0.7%
Amgen Inc. 1.90%, 02/21/25 (Call 01/21/25)	5,209	4,956,260
2.20%, 02/21/27 (Call 12/21/26)	13,922	12,794,264
2.60%, 08/19/26 (Call 05/19/26)(a)	7,086	6,705,355
3.13%, 05/01/25 (Call 02/01/25)(a)	8,237	8,072,425
3.63%, 05/22/24 (Call 02/22/24)(a)	12,845	12,783,159
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)(a)	8,113	8,064,377
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)(a)	13,444	13,381,424
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)(a)	1,983	1,875,920
CSL Finance PLC, 3.85%, 04/27/27 (Call 03/27/27)(a)(b)	3,160	3,114,878

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences Inc. 2.95%, 03/01/27 (Call 12/01/26)	$8,922	$8,451,160
3.50%, 02/01/25 (Call 11/01/24)(a)	15,380	15,171,910
3.65%, 03/01/26 (Call 12/01/25)	20,788	20,410,616
3.70%, 04/01/24 (Call 01/01/24)	15,600	15,565,375
Royalty Pharma PLC, 1.20%, 09/02/25 (Call 08/02/25)(a)	8,445	7,676,951

		139,024,074

Building Materials — 0.2%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)(a)	2,400	2,281,041
2.49%, 02/15/27 (Call 12/15/26)(a)	1,986	1,827,338
CRH America Finance Inc., 3.40%, 05/09/27 (Call 02/09/27)(b)	250	237,453
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(b)	10,743	10,567,497
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	3,914	3,872,688
Holcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(b)	1,316	1,268,672
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(a)(e)	752	744,913
3.90%, 02/14/26 (Call 11/14/25)(a)	4,819	4,763,959
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	3,951	3,595,180
1.70%, 08/01/27 (Call 06/01/27)	1,356	1,179,574
3.00%, 11/15/23 (Call 09/15/23)	3,945	3,886,679
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)(a)	1,537	1,539,183
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	3,643	3,474,377
4.20%, 12/01/24 (Call 09/01/24)(a)	4,114	4,111,325
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	240	242,054
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)(a)	2,084	2,040,376
4.50%, 04/01/25 (Call 01/01/25)(a)	2,735	2,741,639

		48,373,948

Chemicals — 1.3%
Air Liquide Finance SA, 2.50%, 09/27/26 (Call 06/27/26)(b)	7,864	7,402,241
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)(a)	5,669	5,284,141
1.85%, 05/15/27 (Call 03/15/27)(a)	3,045	2,767,548
3.35%, 07/31/24 (Call 04/30/24)(a)	2,741	2,719,001
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)(a)	6,420	6,373,400
Bayport Polymers LLC, 4.74%, 04/14/27 (Call 03/14/27)(b)	155	150,187
Braskem Finance Ltd., 6.45%, 02/03/24	377	383,519
Cabot Corp., 3.40%, 09/15/26 (Call 06/15/26)(a)	2,670	2,539,822
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)(a)	4,533	3,804,295
3.50%, 05/08/24 (Call 04/08/24)(a)	6,867	6,694,509
5.90%, 07/05/24	9,090	9,158,865
6.05%, 03/15/25	10,400	10,426,444
6.17%, 07/15/27 (Call 06/15/27)	15,165	15,180,743
CF Industries Inc., 4.50%, 12/01/26(a)(b)	4,146	4,102,491
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	1,830	1,760,329
5.13%, 04/01/25 (Call 03/01/25)(a)(b)	6,463	6,610,332

Security	Par (000)	Value

Chemicals (continued)
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	$18,716	$18,761,490
4.49%, 11/15/25 (Call 09/15/25)(a)	15,240	15,350,063
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	7,180	7,070,778
Ecolab Inc.
0.90%, 12/15/23 (Call 12/15/22)(a)	260	251,362
1.65%, 02/01/27 (Call 01/01/27)(a)	3,636	3,311,298
2.70%, 11/01/26 (Call 08/01/26)	389	374,840
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	5,655	5,327,567
Equate Petrochemical BV, 4.25%, 11/03/26(b)	5,221	5,124,620
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)(a)	3,903	3,696,837
4.10%, 02/01/24 (Call 11/01/23)	685	681,992
International Flavors & Fragrances Inc., 1.23%, 10/01/25 (Call 09/01/25)(a)(b)	8,560	7,700,585
LG Chem Ltd.
1.38%, 07/07/26(a)(b)	4,640	4,115,049
3.25%, 10/15/24(b)	5,815	5,685,207
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	3,261	3,168,499
3.20%, 01/30/26 (Call 10/30/25)(a)	2,662	2,609,754
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	350	391,884
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	3,285	3,116,268
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)(a)	5,336	4,813,142
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)(a)	7,419	7,582,154
MEGlobal Canada ULC, 5.00%, 05/18/25(a)(b)	10,235	10,286,175
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	3,512	3,515,349
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)(a)	3,388	3,286,127
4.00%, 12/15/26 (Call 09/15/26)(a)	2,649	2,606,004
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(b)	300	289,515
Orbia Advance Corp. SAB de CV, 1.88%, 05/11/26 (Call 04/11/26)(b)	6,989	6,248,446
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	6,766	6,081,264
2.40%, 08/15/24 (Call 07/15/24)(a)	4,449	4,324,712
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)(a)	2,364	2,247,217
SABIC Capital II BV, 4.00%, 10/10/23(a)(b)	7,033	7,016,121
Sherwin-Williams Co.
4.05%, 08/08/24	2,015	2,012,563
4.25%, 08/08/25	1,710	1,708,961
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)(a)	6,095	6,009,861
3.45%, 08/01/25 (Call 05/01/25)(a)	4,415	4,326,523
3.45%, 06/01/27 (Call 03/01/27)(a)	7,447	7,123,830
3.95%, 01/15/26 (Call 10/15/25)(a)	930	918,270
Sociedad Quimica y Minera de Chile SA, 4.38%, 01/28/25 (Call 10/28/24)(b)	200	198,701
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	5,197	5,109,627
Syngenta Finance NV, 4.89%, 04/24/25 (Call 02/24/25)(b)	4,857	4,804,344
Westlake Corp.
0.88%, 08/15/24 (Call 10/03/22)(a)	4,580	4,326,720
3.60%, 08/15/26 (Call 05/15/26)(a)	5,091	4,928,439

124	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Yara International ASA, 3.80%, 06/06/26 (Call 03/06/26)(a)(b)	$104	$98,582

		271,958,607

Commercial Services — 0.9%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24(a)(b)	5,065	4,895,386
Ashtead Capital Inc., 1.50%, 08/12/26 (Call 07/12/26)(b)	4,963	4,286,218
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(a)	8,208	8,122,116
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(a)	1,951	1,973,600
Cintas Corp. No.
2 3.45%, 05/01/25 (Call 04/01/25)	6,425	6,321,712
3.70%, 04/01/27 (Call 01/01/27)(a)	2,711	2,671,436
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)	1,583	1,500,901
3.85%, 06/15/25 (Call 05/15/25)(a)(b)	3,297	3,179,017
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)(a)	8,281	8,003,533
2.60%, 12/15/25 (Call 11/15/25)(a)	4,363	4,103,348
3.25%, 06/01/26 (Call 03/01/26)(a)	1,460	1,372,749
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(a)(b)	6,098	5,987,556
3.30%, 12/01/26 (Call 09/01/26)(a)(b)	1,460	1,380,986
3.80%, 11/01/25 (Call 08/01/25)(a)(b)	6,223	6,042,492
3.85%, 11/15/24 (Call 08/15/24)(a)(b)	7,145	7,024,892
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	5,826	5,141,123
1.50%, 11/15/24 (Call 10/15/24)	1,480	1,384,048
2.15%, 01/15/27 (Call 12/15/26)	5,428	4,821,821
2.65%, 02/15/25 (Call 01/15/25)	10,693	10,180,621
4.80%, 04/01/26 (Call 01/01/26)(a)	5,828	5,781,365
4.95%, 08/15/27	1,620	1,604,602
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	13,277	11,090,410
J Paul Getty Trust (The), Series 2021, 0.39%, 01/01/24 (Call 10/01/23)	150	143,739
Moody’s Corp.
3.75%, 03/24/25 (Call 02/24/25)(a)	5,009	4,960,770
4.88%, 02/15/24 (Call 11/15/23)(a)	5,374	5,434,613
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)(a)	8,991	8,457,056
2.40%, 10/01/24 (Call 09/01/24)(a)	10,370	10,093,847
2.65%, 10/01/26 (Call 08/01/26)	8,030	7,618,403
3.90%, 06/01/27 (Call 05/01/27)(a)	2,565	2,532,129
Quanta Services Inc., 0.95%, 10/01/24 (Call 10/03/22)(a)	4,715	4,410,680
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)(b)	8,640	8,058,920
2.95%, 01/22/27 (Call 10/22/26)(a)	1,912	1,834,240
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(a)(b)	3,271	2,939,782
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	2,304	2,165,159
4.13%, 02/02/26 (Call 11/02/25)(a)(b)	2,490	2,432,254
Triton Container International Ltd.
1.15%, 06/07/24 (Call 05/07/24)(b)	6,593	6,148,133
2.05%, 04/15/26 (Call 03/15/26)(a)(b)	6,429	5,577,472
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	7,639	7,552,076

Security	Par (000)	Value
Commercial Services (continued)
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	$800	$741,872

		187,971,077

Computers — 2.5%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	14,850	13,552,379
0.70%, 02/08/26 (Call 01/08/26)	16,529	14,934,880
1.13%, 05/11/25 (Call 04/11/25)	18,551	17,334,790
1.80%, 09/11/24 (Call 08/11/24)	4,676	4,523,002
2.05%, 09/11/26 (Call 07/11/26)	17,945	16,775,212
2.45%, 08/04/26 (Call 05/04/26)(a)	15,462	14,703,389
2.50%, 02/09/25(a)	13,167	12,820,929
2.75%, 01/13/25 (Call 11/13/24)	12,996	12,747,841
2.85%, 05/11/24 (Call 03/11/24)	16,570	16,368,299
3.00%, 02/09/24 (Call 12/09/23)(a)	18,440	18,285,614
3.00%, 06/20/27 (Call 03/20/27)	7,169	6,958,077
3.20%, 05/13/25(a)	12,235	12,073,177
3.20%, 05/11/27 (Call 02/11/27)(a)	9,455	9,214,127
3.25%, 02/23/26 (Call 11/23/25)(a)	18,924	18,594,283
3.35%, 02/09/27 (Call 11/09/26)	16,891	16,609,499
3.45%, 05/06/24(a)	20,722	20,687,498
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)	5,969	5,278,837
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	9,572	9,532,683
4.90%, 10/01/26 (Call 08/01/26)(a)	12,982	13,032,070
5.85%, 07/15/25 (Call 06/15/25)(a)	12,865	13,321,016
6.02%, 06/15/26 (Call 03/15/26)(a)	27,411	28,470,458
6.10%, 07/15/27 (Call 05/15/27)(a)	1,722	1,810,701
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)(a)	4,890	4,315,369
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	3,573	3,152,895
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	4,907	4,787,518
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	2,690	2,435,104
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(b)	1,581	1,420,809
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)(a)	9,703	9,315,486
1.75%, 04/01/26 (Call 03/01/26)(a)	5,657	5,182,976
4.90%, 10/15/25 (Call 07/15/25)(a)	19,480	19,789,310
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	7,240	6,469,000
2.20%, 06/17/25 (Call 05/17/25)	10,480	9,885,604
3.00%, 06/17/27 (Call 04/17/27)(a)	4,545	4,209,749
4.75%, 01/15/28 (Call 12/15/27)(a)	5,000	4,917,967
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	9,042	8,120,169
2.20%, 02/09/27 (Call 01/09/27)	4,580	4,218,011
3.00%, 05/15/24	24,468	24,166,672
3.30%, 05/15/26	21,594	20,939,331
3.30%, 01/27/27(a)	3,011	2,913,154
3.45%, 02/19/26(a)	10,875	10,657,737
3.63%, 02/12/24	18,671	18,624,020
4.00%, 07/27/25(a)	280	279,506
4.15%, 07/27/27 (Call 06/27/27)(a)	17,720	17,613,854
7.00%, 10/30/25	4,387	4,766,488
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)(a)(b)	5,110	4,237,735
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)(a)	5,328	5,205,558
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	6,998	6,530,324

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.38%, 06/22/27 (Call 04/22/27)(a)	$2,910	$2,688,421
3.30%, 09/29/24 (Call 07/29/24)	4,883	4,794,101
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	16,684	16,070,029
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(b)	1,090	975,794

		526,311,452

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.10%, 08/15/25	1,230	1,209,324
3.10%, 08/15/27	2,925	2,848,524
3.25%, 03/15/24(a)	3,049	3,033,180
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)(a)	6,896	6,700,572
3.15%, 03/15/27 (Call 12/15/26)(a)	325	316,488
GSK Consumer Healthcare Capital U.S. LLC
3.02%, 03/24/24 (Call 03/24/23)(b)	1,925	1,882,451
3.38%, 03/24/27 (Call 02/24/27)(b)	15,140	14,211,727
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(b)	11,785	11,357,113
Procter & Gamble Co. (The)
0.55%, 10/29/25	9,780	8,880,675
1.00%, 04/23/26(a)	3,870	3,555,828
1.90%, 02/01/27(a)	8,535	7,992,115
2.45%, 11/03/26(a)	4,689	4,500,206
2.70%, 02/02/26(a)	3,172	3,096,953
2.80%, 03/25/27(a)	5,065	4,877,590
Unilever Capital Corp.
0.63%, 08/12/24 (Call 10/03/22)	5,395	5,084,383
2.00%, 07/28/26(a)	2,792	2,609,928
2.60%, 05/05/24 (Call 03/05/24)(a)	9,063	8,898,702
2.90%, 05/05/27 (Call 02/05/27)(a)	5,490	5,265,288
3.10%, 07/30/25(a)	4,863	4,771,311
3.25%, 03/07/24 (Call 02/07/24)(a)	5,884	5,848,832
3.38%, 03/22/25 (Call 01/22/25)(a)	393	387,639

		107,328,829

Distribution & Wholesale — 0.1%
Ferguson Finance PLC, 4.25%, 04/20/27 (Call 03/20/27)(b)	25	24,280
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(b)	22,745	20,250,618
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	5,708	5,419,540

		25,694,438

Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.15%, 10/29/23	5,580	5,337,465
1.65%, 10/29/24 (Call 09/29/24)(a)	20,010	18,515,453
1.75%, 01/30/26 (Call 12/30/25)	8,230	7,254,650
2.45%, 10/29/26 (Call 09/29/26)	27,635	24,367,251
2.88%, 08/14/24 (Call 07/14/24)(a)	7,350	7,021,062
3.15%, 02/15/24 (Call 01/15/24)(a)	6,488	6,289,919
3.50%, 01/15/25 (Call 11/15/24)	6,840	6,540,693
3.65%, 07/21/27 (Call 04/21/27)	4,462	4,089,978
4.45%, 10/01/25 (Call 08/01/25)(a)	3,551	3,438,062
4.45%, 04/03/26 (Call 02/03/26)	6,816	6,549,509
4.88%, 01/16/24 (Call 12/16/23)	5,656	5,628,848
6.50%, 07/15/25 (Call 06/15/25)(a)	8,081	8,274,732
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	13,445	12,441,977

Security	Par (000)	Value

Diversified Financial Services (continued)
Affiliated Managers Group Inc. 3.50%, 08/01/25(a)	$493	$484,074
4.25%, 02/15/24	682	682,568
AIG Global Funding
0.45%, 12/08/23(a)(b)	5,916	5,655,998
0.65%, 06/17/24(a)(b)	6,520	6,127,603
0.90%, 09/22/25(a)(b)	6,673	5,983,383
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)(a)	3,348	3,161,007
0.80%, 08/18/24 (Call 07/18/24)(a)	5,404	4,986,412
1.88%, 08/15/26 (Call 07/15/26)	7,608	6,655,190
2.20%, 01/15/27 (Call 12/15/26)(a)	790	693,782
2.30%, 02/01/25 (Call 01/01/25)(a)	6,269	5,870,979
2.88%, 01/15/26 (Call 12/15/25)(a)	12,227	11,278,709
3.25%, 03/01/25 (Call 01/01/25)	5,985	5,712,861
3.38%, 07/01/25 (Call 06/01/25)	7,177	6,815,347
3.63%, 04/01/27 (Call 01/01/27)	2,369	2,191,467
3.75%, 06/01/26 (Call 04/01/26)	7,167	6,782,313
4.25%, 02/01/24 (Call 01/01/24)	6,868	6,850,040
4.25%, 09/15/24 (Call 06/15/24)	4,393	4,342,334
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	3,964	3,864,753
4.25%, 06/15/26 (Call 04/15/26)(a)	3,069	2,836,450
5.25%, 08/11/25 (Call 07/11/25)(a)(b)	7,637	7,345,378
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	9,082	8,806,774
3.88%, 05/21/24 (Call 04/21/24)	5,783	5,733,851
4.63%, 03/30/25	3,500	3,489,522
4.75%, 06/09/27 (Call 05/09/27)(a)	4,890	4,770,182
5.13%, 09/30/24	5,124	5,188,645
5.80%, 05/01/25 (Call 04/01/25)(a)	5,153	5,271,211
American Express Co.
0.75%, 11/03/23(a)	6,480	6,261,284
1.65%, 11/04/26 (Call 10/04/26)(a)	8,985	8,121,612
2.25%, 03/04/25 (Call 02/01/25)(a)	4,385	4,185,738
2.50%, 07/30/24 (Call 06/30/24)	13,574	13,201,984
2.55%, 03/04/27 (Call 02/01/27)	15,365	14,268,219
3.00%, 10/30/24 (Call 09/29/24)	14,098	13,834,635
3.13%, 05/20/26 (Call 04/20/26)	3,708	3,576,148
3.30%, 05/03/27 (Call 04/03/27)	10,397	9,948,031
3.38%, 05/03/24(a)	5,695	5,630,021
3.40%, 02/22/24 (Call 01/22/24)	11,788	11,683,474
3.63%, 12/05/24 (Call 11/04/24)	5,057	5,024,758
3.95%, 08/01/25 (Call 07/01/25)	15,000	14,863,291
4.20%, 11/06/25 (Call 10/06/25)(a)	4,354	4,360,386
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	210	202,076
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	3,582	3,414,212
3.00%, 04/02/25 (Call 03/02/25)(a)	4,783	4,657,578
3.70%, 10/15/24	4,636	4,612,563
4.00%, 10/15/23(a)	5,821	5,825,488
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(a)(b)	800	663,065
3.95%, 07/15/26 (Call 06/15/26)(b)	2,830	2,505,446
Apollo Management Holdings LP
4.00%, 05/30/24(a)(b)	2,555	2,513,934
4.95%, 01/14/50 (Call 12/17/24)(a)(b)(c)	2,627	2,315,494
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26)(b)(c)	2,360	1,951,750

126	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ares Finance Co. LLC, 4.00%, 10/08/24 (Call 07/08/24)(b)	$1,227	$1,192,959
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	6,186	5,337,111
1.95%, 09/20/26 (Call 08/20/26)(b)	7,165	6,008,459
4.13%, 08/01/25 (Call 06/01/25)(a)(b)	2,814	2,640,491
4.38%, 01/30/24 (Call 12/30/23)(b)	2,278	2,218,328
4.88%, 10/01/25 (Call 07/01/25)(a)(b)	902	860,243
5.50%, 12/15/24 (Call 11/15/24)(b)	10,040	9,829,252
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	6,325	5,451,649
2.53%, 11/18/27 (Call 10/18/27)(a)(b)	9,800	8,003,685
2.88%, 02/15/25 (Call 01/15/25)(b)	8,576	7,863,891
3.25%, 02/15/27 (Call 12/15/26)(b)	1,180	1,021,270
3.95%, 07/01/24 (Call 06/01/24)(b)	8,700	8,307,158
4.25%, 04/15/26 (Call 03/15/26)(b)	5,489	5,058,952
4.38%, 05/01/26 (Call 03/01/26)(b)	6,309	5,832,170
5.25%, 05/15/24 (Call 04/15/24)(b)	5,695	5,583,468
5.50%, 01/15/26 (Call 12/15/25)(b)	5,523	5,325,464
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)(a)	2,720	2,630,079
4.38%, 12/15/25 (Call 09/15/25)(a)	3,575	3,429,578
Blackstone Private Credit Fund
1.75%, 09/15/24	4,745	4,368,149
2.35%, 11/22/24	1,815	1,686,021
2.63%, 12/15/26	9,525	8,044,441
2.70%, 01/15/25	4,105	3,808,516
3.25%, 03/15/27	7,915	6,790,702
4.70%, 03/24/25(a)	6,070	5,873,821
BOC Aviation Ltd.
3.25%, 04/29/25 (Call 03/29/25)(a)(b)	10,913	10,543,740
3.50%, 10/10/24 (Call 09/10/24)(b)	9,358	9,138,607
3.88%, 04/27/26 (Call 01/27/26)(a)(b)	6,058	5,892,370
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(b)	4,160	3,948,213
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	6,550	6,189,559
4.00%, 04/01/24 (Call 02/01/24)	5,784	5,762,160
4.25%, 06/02/26 (Call 03/02/26)(a)	1,876	1,852,092
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(b)	5,090	4,842,015
4.88%, 05/01/24 (Call 04/01/24)(a)(b)	4,972	4,941,399
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(c)	3,526	3,334,989
Capital One Financial Corp. 1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(a)(c)	10,085	9,672,061
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(c)	9,721	8,565,000
2.64%, 03/03/26 (Call 03/03/25), (SOFR + 1.290%)(c)	7,525	7,131,518
3.20%, 02/05/25 (Call 01/05/25)(a)	7,614	7,417,858
3.30%, 10/30/24 (Call 09/30/24)	11,044	10,829,910
3.65%, 05/11/27 (Call 04/11/27)(a)	3,771	3,604,727
3.75%, 04/24/24 (Call 03/24/24)(a)	5,913	5,877,925
3.75%, 07/28/26 (Call 06/28/26)(a)	9,730	9,373,305
3.75%, 03/09/27 (Call 02/09/27)(a)	8,821	8,478,040
3.90%, 01/29/24 (Call 12/29/23)	9,625	9,590,595
4.17%, 05/09/25 (Call 05/09/24)(a)(c)	7,545	7,476,141
4.20%, 10/29/25 (Call 09/29/25)(a)	9,525	9,405,415
4.25%, 04/30/25 (Call 03/31/25)(a)	5,685	5,671,795

Security	Par (000)	Value

Diversified Financial Services (continued)
4.93%, 05/10/28 (Call 05/10/27), (SOFR + 2.057%)(c)	$11,440	$11,312,655
4.99%, 07/24/26 (Call 07/24/25)(a)(c)	13,160	13,141,557
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	4,847	4,731,885
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)(a)	8,880	8,504,887
0.90%, 03/11/26 (Call 02/11/26)(a)	10,499	9,444,760
1.15%, 05/13/26 (Call 04/13/26)	8,839	7,974,405
2.45%, 03/03/27 (Call 02/03/27)(a)	8,505	7,934,109
3.00%, 03/10/25 (Call 12/10/24)(a)	3,185	3,114,299
3.20%, 03/02/27 (Call 12/02/26)(a)	4,657	4,507,813
3.30%, 04/01/27 (Call 01/01/27)(a)	4,593	4,459,061
3.45%, 02/13/26 (Call 11/13/25)(a)	2,648	2,610,603
3.55%, 02/01/24 (Call 01/01/24)	4,792	4,783,564
3.63%, 04/01/25 (Call 01/01/25)(a)	2,160	2,136,628
3.75%, 04/01/24 (Call 03/02/24)	3,544	3,540,066
3.85%, 05/21/25 (Call 03/21/25)	6,276	6,285,581
4.20%, 03/24/25 (Call 02/24/25)(a)	5,285	5,308,109
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(a)(b)	5,172	5,216,652
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)(b)	15,745	15,309,932
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(b)	8,072	7,371,796
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	335	320,715
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 12/07/22)(a)	1,570	1,478,702
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)(a)	7,058	6,924,742
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(b)	4,035	3,833,250
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	2,190	2,138,814
3.95%, 11/06/24 (Call 08/06/24)(a)	4,539	4,493,172
4.10%, 02/09/27 (Call 11/09/26)(a)	6,212	5,963,458
4.50%, 01/30/26 (Call 11/30/25)(a)	4,384	4,293,567
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(b)	1,427	1,308,245
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	155	148,676
Franklin Resources Inc., 2.85%, 03/30/25	949	919,502
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	690	671,978
Invesco Finance PLC
3.75%, 01/15/26(a)	2,860	2,792,476
4.00%, 01/30/24	1,890	1,881,172
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	834	837,788
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	270	271,298
Jefferies Group LLC, 6.45%, 06/08/27(a)	2,212	2,307,062
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	3,672	3,646,259
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)(a)	1,488	1,402,916
3.75%, 02/13/25(a)	3,806	3,750,501
LeasePlan Corp. NV, 2.88%, 10/24/24(a)(b)	4,276	4,071,987
Legg Mason Inc.
3.95%, 07/15/24	1,834	1,826,030
4.75%, 03/15/26(a)	4,550	4,599,264
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	4,255	4,017,847
1.38%, 04/06/26 (Call 03/06/26)(b)	10,971	9,875,222
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	7,595	7,283,428

S C H E D U L E O F I N V E S T M E N T S	127

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.95%, 11/21/26 (Call 08/21/26)	$4,909	$4,748,088
3.30%, 03/26/27 (Call 01/26/27)(a)	5,000	4,892,722
3.38%, 04/01/24(a)	8,975	8,945,394
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(b)	270	266,597
3.64%, 04/13/25 (Call 03/13/25)(b)	3,590	3,508,329
Morgan Stanley Domestic Holdings Inc., 3.80%, 08/24/27 (Call 05/24/27)	2,134	2,055,890
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)(a)	4,932	4,860,645
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(b)	3,344	3,266,291
Nomura Holdings Inc.
1.65%, 07/14/26	12,915	11,364,334
1.85%, 07/16/25(a)	12,043	11,079,409
2.33%, 01/22/27(a)	12,774	11,369,040
2.65%, 01/16/25(a)	11,704	11,143,787
5.39%, 07/06/27	9,000	9,058,816
Nuveen Finance LLC, 4.13%, 11/01/24(b)	7,880	7,788,050
ORIX Corp.
3.25%, 12/04/24(a)	4,705	4,603,328
4.05%, 01/16/24(a)	5,715	5,707,427
OWL Rock Core Income Corp.
3.13%, 09/23/26	3,755	3,267,244
4.70%, 02/08/27(a)	2,750	2,503,163
5.50%, 03/21/25(a)	2,845	2,731,761
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(b)	5,408	5,340,188
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)(a)	3,505	3,349,448
4.88%, 03/15/27 (Call 09/15/26)	3,625	3,377,521
6.63%, 03/15/25 (Call 09/15/24)(a)	3,925	3,930,691
REC Ltd., 5.25%, 11/13/23(a)(b)	6,828	6,866,574
Stifel Financial Corp., 4.25%, 07/18/24(a)	3,852	3,845,261
SURA Asset Management SA, 4.88%, 04/17/24(a)(b)	410	406,343
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	1,781	1,675,115
4.25%, 08/15/24 (Call 05/15/24)(a)	8,568	8,470,765
4.38%, 03/19/24 (Call 02/19/24)	5,053	5,031,746
4.50%, 07/23/25 (Call 04/23/25)	6,337	6,202,118
4.88%, 06/13/25 (Call 05/13/25)(a)	6,590	6,505,087
USAA Capital Corp.
0.50%, 05/01/24(b)	5,625	5,332,868
3.38%, 05/01/25(b)	4,440	4,366,404
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	2,092	1,811,338
1.90%, 04/15/27 (Call 02/15/27)(a)	7,133	6,574,511
3.15%, 12/14/25 (Call 09/14/25)(a)	18,851	18,426,339
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	4,363	3,861,782
2.85%, 01/10/25 (Call 12/10/24)	5,873	5,635,132

		1,090,572,889

Electric — 5.2%
Abu Dhabi National Energy Co. PJSC
4.38%, 04/23/25(b)	9,488	9,587,909
4.38%, 06/22/26(b)	5,425	5,540,281
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(b)	3,675	3,450,137
AEP Texas Inc., 3.85%, 10/01/25 (Call 07/01/25)(b)	1,510	1,480,706
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)(a)	4,121	3,958,608

Security	Par (000)	Value

Electric (continued)
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	$8,729	$7,744,405
3.30%, 07/15/25 (Call 06/15/25)(b)	5,941	5,635,039
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)(a)	1,202	1,166,181
3.75%, 09/01/27	5,000	4,905,056
Series 13-A, 3.55%, 12/01/23(a)	2,546	2,536,144
Alexander Funding Trust, 1.84%, 11/15/23(b)	3,317	3,151,668
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)	5,251	4,696,207
2.50%, 09/15/24 (Call 08/15/24)	8,787	8,471,848
3.65%, 02/15/26 (Call 11/15/25)(a)	2,258	2,199,639
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)(a)	34	33,335
American Electric Power Co. Inc.
2.03%, 03/15/24(a)	3,285	3,181,748
3.88%, 02/15/62 (Call 11/15/26)(c)	5,435	4,624,474
Series M, 0.75%, 11/01/23 (Call 10/03/22)(a)	1,448	1,392,841
Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	4,201	3,763,939
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)(a)	1,550	1,517,552
Series X, 3.30%, 06/01/27 (Call 03/01/27)(a)	1,825	1,734,586
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)(a)	778	722,498
3.15%, 05/15/25 (Call 02/15/25)(a)	2,156	2,088,952
3.35%, 06/15/24 (Call 03/15/24)(a)	1,285	1,259,477
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)(a)	8,645	8,402,072
3.20%, 04/15/25 (Call 03/15/25)(a)	9,870	9,561,052
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)(a)	2,886	2,703,741
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	3,945	3,909,190
3.75%, 11/15/23 (Call 08/15/23)	5,571	5,569,920
4.05%, 04/15/25 (Call 03/15/25)	10,290	10,303,684
Black Hills Corp.
1.04%, 08/23/24 (Call 09/16/22)(a)	558	521,390
3.15%, 01/15/27 (Call 07/15/26)(a)	3,017	2,854,713
3.95%, 01/15/26 (Call 07/15/25)(a)	3,723	3,657,614
4.25%, 11/30/23 (Call 08/30/23)(a)	1,561	1,560,016
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,475	1,408,744
Series Z, 2.40%, 09/01/26 (Call 06/01/26)(a)	2,031	1,905,166
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)(a)	4,786	4,316,518
2.50%, 09/01/24 (Call 08/01/24)	6,742	6,531,719
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)(a)	4,391	4,208,305
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24(a)	990	1,014,013
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	170	157,739
3.00%, 05/15/26 (Call 02/15/26)(a)	2,838	2,690,664
3.45%, 08/15/27 (Call 05/15/27)	1,457	1,385,191
3.60%, 11/15/25 (Call 08/15/25)	2,296	2,224,791
3.88%, 03/01/24 (Call 12/01/23)(a)	3,109	3,096,278
Comision Federal de Electricidad
4.75%, 02/23/27(a)(b)	3,945	3,708,300
4.88%, 01/15/24(a)(b)	8,000	7,862,080
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)(a)	2,454	2,330,057
3.10%, 11/01/24 (Call 08/01/24)(a)	305	300,813

128	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	$1,588	$1,502,664
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)	1,729	1,550,915
Series A, 3.20%, 03/15/27 (Call 12/15/26)(a)	2,212	2,131,448
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)(a)	473	465,263
Series B, 2.90%, 12/01/26 (Call 09/01/26)	2,745	2,587,836
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 10/03/22)(a)	3,721	3,576,424
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)(a)	8,445	8,195,616
Consumers Energy Co., 3.13%, 08/31/24 (Call 05/31/24)(a)	1,465	1,428,496
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	2,144	2,137,623
Dominion Energy Inc.
3.07%, 08/15/24(e)	6,805	6,669,577
3.90%, 10/01/25 (Call 07/01/25)(a)	1,885	1,859,930
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(a)(c)	3,015	2,898,424
Series A, 1.45%, 04/15/26 (Call 03/15/26)(a)	4,951	4,503,978
Series A, 3.30%, 03/15/25 (Call 02/15/25)	4,113	4,017,458
Series B, 3.60%, 03/15/27 (Call 01/15/27)(a)	2,008	1,937,312
Series D, 2.85%, 08/15/26 (Call 05/15/26)	2,989	2,820,583
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)(a)	1,879	1,847,977
3.65%, 03/15/24 (Call 12/15/23)	1,029	1,026,326
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	3,234	3,037,035
4.22%, 11/01/24(a)	7,000	6,965,700
Series C, 2.53%, 10/01/24(e)	7,362	7,086,732
Series F, 1.05%, 06/01/25 (Call 05/01/25)(a)	7,733	7,076,552
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)(a)	3,634	3,495,513
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	5,716	5,188,863
2.65%, 09/01/26 (Call 06/01/26)	7,094	6,631,036
3.25%, 01/15/82 (Call 01/15/27)(c)	5,538	4,424,797
3.75%, 04/15/24 (Call 01/15/24)(a)	8,355	8,315,221
3.95%, 10/15/23 (Call 07/15/23)(a)	3,905	3,905,202
4.30%, 03/15/28	8,860	8,673,937
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)(a)	495	479,495
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)(a)	4,504	4,438,603
Duquesne Light Holdings Inc., 3.62%, 08/01/27 (Call 05/01/27)(b)	1,665	1,533,489
Edison International
3.55%, 11/15/24 (Call 10/15/24)(a)	4,161	4,067,539
4.70%, 08/15/25	8,770	8,690,520
4.95%, 04/15/25 (Call 03/15/25)(a)	3,600	3,605,211
5.75%, 06/15/27 (Call 04/15/27)	2,338	2,368,950
EDP Finance BV, 3.63%, 07/15/24(a)(b)	10,166	10,016,807
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(a)(b)	12,404	12,252,051
Emera U.S. Finance LP
0.83%, 06/15/24(a)	995	931,938
3.55%, 06/15/26 (Call 03/15/26)	5,513	5,281,233
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	2,396	2,345,085
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(a)(b)	10,281	8,956,546
2.65%, 09/10/24(b)	14,089	13,515,909

Security	Par (000)	Value

Electric (continued)
3.63%, 05/25/27(b)	$3,000	$2,786,481
4.25%, 06/15/25(a)(b)	5,200	5,118,315
4.63%, 06/15/27 (Call 05/15/27)(a)(b)	5,365	5,227,821
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)(a)	1,355	1,332,595
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(a)(b)(c)	9,250	9,434,944
Engie Energia Chile SA, 4.50%, 01/29/25(a)(b)	992	970,414
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)(a)	2,558	2,504,199
3.70%, 06/01/24 (Call 03/01/24)	3,022	3,021,647
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	10,882	9,769,851
2.95%, 09/01/26 (Call 06/01/26)(a)	5,511	5,191,011
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24(a)	150	154,229
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 10/03/22)(a)	2,044	1,977,178
0.95%, 10/01/24 (Call 10/03/22)	5,110	4,803,096
2.40%, 10/01/26 (Call 07/01/26)(a)	2,793	2,587,448
4.44%, 01/15/26 (Call 10/15/25)(a)	135	134,591
5.40%, 11/01/24	571	584,160
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)(a)	9,229	8,896,056
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	3,390	3,188,492
3.10%, 04/01/27 (Call 01/01/27)(a)	1,425	1,369,472
3.25%, 12/01/25 (Call 09/01/25)	698	675,013
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)(a)	1,163	1,145,955
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	8,625	8,089,429
3.35%, 03/15/26 (Call 12/15/25)	1,208	1,158,401
4.20%, 06/27/24	8,655	8,649,245
4.60%, 07/01/27 (Call 06/01/27)(a)	7,095	7,115,713
Series H, 3.15%, 01/15/25 (Call 10/15/24)	2,026	1,972,751
Series L, 2.90%, 10/01/24 (Call 08/01/24)(a)	6,563	6,391,724
Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	3,905	3,887,882
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	7,328	6,615,963
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,677	1,491,615
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(a)(b)	5,360	5,007,541
3.40%, 04/15/26 (Call 01/15/26)(a)	4,133	4,009,695
3.95%, 06/15/25 (Call 03/15/25)(a)	9,126	9,037,964
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(a)(b)	3,645	3,361,125
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(b)	4,525	4,443,333
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)(a)	9,919	9,707,132
3.13%, 12/01/25 (Call 06/01/25)(a)	5,171	5,099,178
3.25%, 06/01/24 (Call 12/01/23)(a)	4,929	4,891,452
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	6,726	6,294,197
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)(a)	1,374	1,326,488
3.25%, 03/30/27 (Call 12/30/26)(a)	1,870	1,765,376
Series A, 2.20%, 09/15/24 (Call 08/15/24)	7,009	6,774,814
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	1,388	1,332,805
Iberdrola International BV, 5.81%, 03/15/25(a)	285	296,001
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)(a)	6,700	6,574,828
3.40%, 08/15/25 (Call 05/15/25)	124	120,011
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)(a)	3,561	3,512,604

S C H E D U L E O F I N V E S T M E N T S	129

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(b)	$13,375	$13,479,048
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)(a)	2,882	2,746,633
3.65%, 06/15/24 (Call 03/15/24)	2,271	2,239,085
Jersey Central Power & Light Co.
4.30%, 01/15/26 (Call 10/15/25)(b)	6,230	6,112,036
4.70%, 04/01/24 (Call 01/01/24)(b)	1,268	1,261,273
Kallpa Generacion SA, 4.88%, 05/24/26 (Call 02/24/26)(b)	250	242,237
Kentucky Utilities Co., 3.30%, 10/01/25 (Call 07/01/25)	1,057	1,026,025
Korea East-West Power Co. Ltd., 1.75%, 05/06/25(a)(b)	6,319	5,906,243
Korea Electric Power Corp., 2.50%, 06/24/24(a)(b)	2,395	2,327,953
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(b)	1,430	1,268,833
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	360	351,465
Metropolitan Edison Co., 4.00%, 04/15/25(b)	506	482,877
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)(a)	2,453	2,361,903
3.50%, 10/15/24 (Call 07/15/24)(a)	4,864	4,840,662
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(a)(b)	1,997	1,883,281
4.10%, 04/15/24 (Call 01/15/24)(b)	3,437	3,407,134
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	2,854	2,719,593
1.00%, 06/15/26 (Call 05/15/26)	6,261	5,613,610
1.88%, 02/07/25	7,125	6,790,255
2.85%, 01/27/25 (Call 10/27/24)	4,069	3,961,572
2.95%, 02/07/24 (Call 12/07/23)	5,370	5,308,075
3.05%, 04/25/27 (Call 01/25/27)(a)	4,740	4,527,349
3.25%, 11/01/25 (Call 08/01/25)(a)	4,062	3,963,300
3.40%, 11/15/23 (Call 08/15/23)(a)	3,334	3,322,576
3.45%, 06/15/25(a)	5,001	4,918,235
Series D, 1.00%, 10/18/24(a)	3,035	2,856,376
New York State Electric & Gas Corp., 3.25%, 12/01/26 (Call 09/01/26)(b)	305	291,497
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)(a)	13,928	12,495,398
2.94%, 03/21/24 (Call 10/03/22)(a)	2,530	2,485,904
3.55%, 05/01/27 (Call 02/01/27)(a)	7,537	7,251,533
3.80%, 03/15/82 (Call 03/15/27)(a)(c)	2,000	1,684,268
4.20%, 06/20/24	10,130	10,133,090
4.26%, 09/01/24(a)	10,000	10,006,116
4.45%, 06/20/25	9,980	10,008,601
4.63%, 07/15/27 (Call 06/15/27)	15,025	15,086,609
Niagara Mohawk Power Corp., 3.51%, 10/01/24 (Call 07/01/24)(a)(b)	4,099	3,978,210
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	4,398	3,990,973
3.75%, 06/15/24 (Call 05/15/24)(b)	7,462	7,245,102
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)(a)	203	188,728
3.20%, 05/15/27 (Call 02/15/27)(a)	2,841	2,739,828
3.25%, 11/15/25 (Call 08/15/25)	50	48,502
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(a)	4,960	4,457,753
2.75%, 06/01/24 (Call 05/01/24)	6,673	6,550,263
2.95%, 04/01/25 (Call 01/01/25)	1,322	1,287,885
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 11/15/22)(a)	480	463,665
2.10%, 08/01/27 (Call 06/01/27)	3,000	2,537,131
2.95%, 03/01/26 (Call 12/01/25)	4,754	4,321,110

Security	Par (000)	Value

Electric (continued)
3.15%, 01/01/26	$14,115	$13,086,449
3.25%, 02/16/24 (Call 02/16/23)(a)	710	694,479
3.30%, 03/15/27 (Call 12/15/26)	960	856,614
3.40%, 08/15/24 (Call 05/15/24)(a)	2,146	2,069,422
3.45%, 07/01/25(a)	6,814	6,495,253
3.50%, 06/15/25 (Call 03/15/25)(a)	4,679	4,460,585
3.75%, 02/15/24 (Call 11/15/23)(a)	1,910	1,884,238
3.85%, 11/15/23 (Call 08/15/23)(a)	2,215	2,192,487
4.95%, 06/08/25(a)	6,610	6,575,542
5.45%, 06/15/27 (Call 05/15/27)(a)	7,335	7,210,652
PacifiCorp
3.35%, 07/01/25 (Call 04/01/25)(a)	1,010	987,476
3.60%, 04/01/24 (Call 01/01/24)(a)	1,961	1,956,634
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)(a)	1,891	1,843,243
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(a)(b)	6,272	6,071,610
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	5,589	5,098,292
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)(a)	5,497	5,465,236
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)(a)	5,163	4,894,958
Public Service Co. of Colorado, 2.90%, 05/15/25 (Call 11/15/24)(a)	2,360	2,302,298
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)(a)	1,981	1,976,002
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)(a)	130	123,914
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	2,767	2,489,049
2.25%, 09/15/26 (Call 06/15/26)	2,693	2,513,261
3.00%, 05/15/25 (Call 02/15/25)(a)	1,158	1,121,813
3.00%, 05/15/27 (Call 02/15/27)(a)	2,059	1,975,137
3.05%, 11/15/24 (Call 08/15/24)(a)	494	483,328
3.15%, 08/15/24 (Call 05/15/24)(a)	225	221,657
Series I, 3.75%, 03/15/24 (Call 12/15/23)(a)	587	585,497
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)(a)	6,239	5,641,919
0.84%, 11/08/23 (Call 10/03/22)	3,518	3,376,013
2.88%, 06/15/24 (Call 05/15/24)(a)	10,568	10,307,414
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	4,247	4,104,528
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	365	344,676
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)(a)	2,928	2,758,715
6.00%, 06/01/26(a)	1,125	1,191,342
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(a)(b)	10,290	10,302,863
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	3,223	3,049,618
3.30%, 04/01/25 (Call 03/01/25)(a)	870	846,762
4.13%, 04/01/52 (Call 01/01/27)(c)	5,405	4,541,214
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	1,998	1,892,272
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)(a)	5,910	5,623,377
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	2,218	2,004,740
Series C, 3.50%, 10/01/23 (Call 07/01/23)	3,378	3,362,152
Series C, 4.20%, 06/01/25	3,455	3,447,901
Series D, 4.70%, 06/01/27 (Call 05/01/27)(a)	7,525	7,544,209
Series E, 3.70%, 08/01/25 (Call 06/01/25)	7,499	7,384,024
Series K, 0.98%, 08/01/24(a)	4,355	4,101,200

130	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	$13,292	$12,696,502
5.11%, 08/01/27	4,900	4,905,389
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	4,982	4,726,953
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(c)	6,215	5,375,975
Series B, 4.00%, 01/15/51 (Call 10/15/25)(c)	9,180	8,500,129
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)(a)	4,352	3,892,084
4.15%, 12/01/25 (Call 09/01/25)(a)	4,688	4,654,987
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	3,628	3,383,844
Series N, 1.65%, 03/15/26 (Call 02/15/26)	4,453	4,037,191
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)(a)	230	226,987
SP PowerAssets Ltd., 3.25%, 11/24/25(a)(b)	1,353	1,318,106
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(b)	14,932	14,988,546
State Grid Overseas Investment BVI Ltd, 3.50%, 05/04/27(b)	10,648	10,427,234
State Grid Overseas Investment BVI Ltd., 2.88%, 05/18/26(b)	60	57,786
Tampa Electric Co., 3.88%, 07/12/24(a)	6,210	6,182,487
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	8,615	7,945,528
3.15%, 06/02/26(b)	4,818	4,686,476
3.70%, 06/10/25(b)	1,414	1,401,976
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	952	930,585
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(b)	300	296,627
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)(a)	970	941,271
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)(a)	1,681	1,592,717
3.50%, 04/15/24 (Call 01/15/24)	1,532	1,524,409
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)(a)	3,405	3,384,767
Series A, 3.10%, 05/15/25 (Call 02/15/25)(a)	3,567	3,484,034
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	6,014	5,837,515
Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	4,618	4,496,153
Series B, 2.95%, 11/15/26 (Call 08/15/26)(a)	3,194	3,048,703
Series B, 3.75%, 05/15/27 (Call 04/15/27)	6,915	6,793,897
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	13,088	12,618,861
3.70%, 01/30/27 (Call 11/30/26)(a)(b)	7,542	6,845,331
4.88%, 05/13/24 (Call 05/13/23)(a)(b)	265	261,551
WEC Energy Group Inc., 0.80%, 03/15/24 (Call 02/15/24)(a)	3,835	3,651,690
Wisconsin Electric Power Co.
2.05%, 12/15/24 (Call 11/15/24)(a)	5,353	5,143,289
3.10%, 06/01/25 (Call 03/01/25)(a)	650	635,517
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)(a)	5,802	5,590,052
1.75%, 03/15/27 (Call 02/15/27)	5,055	4,538,990
3.30%, 06/01/25 (Call 12/01/24)	3,766	3,677,553
3.35%, 12/01/26 (Call 06/01/26)	2,475	2,377,366

		1,106,977,967

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	3,458	3,084,151
3.15%, 06/01/25 (Call 03/01/25)(a)	1,484	1,463,747

Security	Par (000)	Value

Electrical Components & Equipment (continued)
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(b)	$800	$772,423

		5,320,321

Electronics — 0.7%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)(a)	1,241	1,181,689
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)(a)	3,221	3,136,599
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)(a)	2,123	2,014,366
3.20%, 04/01/24 (Call 02/01/24)	4,211	4,168,777
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	7,720	7,546,110
4.00%, 04/01/25 (Call 01/01/25)(a)	1,091	1,067,777
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)(a)	4,160	4,116,418
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	6,225	5,931,592
4.75%, 06/15/25 (Call 03/15/25)(a)	5,850	5,822,223
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	6,173	5,919,158
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	32,805	29,325,860
1.35%, 06/01/25 (Call 05/01/25)(a)	9,917	9,304,999
2.30%, 08/15/24 (Call 07/15/24)(a)	6,422	6,257,300
2.50%, 11/01/26 (Call 08/01/26)(a)	4,182	3,966,587
3.35%, 12/01/23(a)	458	457,241
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)(a)	1,893	1,833,373
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)(a)	4,868	4,343,518
4.25%, 05/15/27 (Call 04/15/27)(a)	5,950	5,761,925
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)(a)	4,280	4,304,528
4.60%, 04/06/27 (Call 01/06/27)	3,493	3,502,748
Legrand France SA, 8.50%, 02/15/25(a)	3,629	3,993,663
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 09/12/22)(a)	7,394	6,867,782
1.75%, 08/09/26 (Call 07/09/26)	5,064	4,434,085
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	4,744	4,778,287
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	1,674	1,590,635
3.45%, 08/01/24 (Call 05/01/24)(a)	632	627,663
3.70%, 02/15/26 (Call 11/15/25)	3,895	3,836,647
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)(a)	4,572	3,998,580

		140,090,130

Engineering & Construction — 0.1%
Mexico City Airport Trust, 4.25%, 10/31/26 (Call 07/31/26)(a)(b)	5,399	5,084,562
St Engineering Urban Solutions USA Inc., 3.38%, 05/05/27 (Call 02/05/27)(b)	5,115	4,966,505
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	704	674,040
3.63%, 04/28/26 (Call 01/28/26)(b)	7,566	7,212,751

		17,937,858

Entertainment — 0.2%
Magallanes Inc.
3.43%, 03/15/24(a)(b)	9,365	9,154,751
3.53%, 03/15/24 (Call 03/15/23)(a)(b)	715	698,340
3.64%, 03/15/25(a)(b)	13,935	13,454,467
3.76%, 03/15/27 (Call 02/15/27)(a)(b)	27,740	25,911,413
3.79%, 03/15/25 (Call 03/15/23)(a)(b)	890	857,942

		50,076,913

S C H E D U L E O F I N V E S T M E N T S	131

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(a)	$4,066	$3,671,195
2.50%, 08/15/24 (Call 07/15/24)	7,640	7,416,856
2.90%, 07/01/26 (Call 04/01/26)(a)	1,489	1,416,369
3.20%, 03/15/25 (Call 12/15/24)(a)	4,447	4,342,985
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	5,065	4,592,121
3.13%, 03/01/25 (Call 12/01/24)(a)	830	819,341

		22,258,867

Food — 1.3%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(a)	2,522	2,463,587
3.95%, 03/15/25 (Call 01/15/25)	8,365	8,290,038
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)(b)	4,155	4,008,366
5.15%, 02/12/25 (Call 11/12/24)(a)(b)	300	301,524
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)(a)	9,541	9,536,800
4.60%, 11/01/25 (Call 09/01/25)	8,150	8,141,342
7.13%, 10/01/26(a)	160	173,220
Danone SA
2.59%, 11/02/23 (Call 09/02/23)(b)	12,806	12,596,671
2.95%, 11/02/26 (Call 08/02/26)(a)(b)	10,164	9,706,359
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)(a)	705	670,732
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(a)	3,779	3,640,178
3.65%, 02/15/24 (Call 11/15/23)(a)	5,021	5,006,151
4.00%, 04/17/25 (Call 02/17/25)	8,190	8,163,507
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(a)(b)	4,635	4,582,091
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(a)	3,783	3,514,091
2.05%, 11/15/24 (Call 10/15/24)(a)	3,773	3,642,696
2.30%, 08/15/26 (Call 05/15/26)(a)	2,530	2,388,419
3.20%, 08/21/25 (Call 05/21/25)(a)	1,600	1,573,496
Hormel Foods Corp., 0.65%, 06/03/24 (Call 10/03/22)(a)	1,580	1,501,725
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(a)	1,457	1,397,741
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc. 2.50%, 01/15/27	5,685	5,101,776
5.13%, 02/01/28 (Call 01/01/28)(a)(b)	2,000	1,997,500
JM Smucker Co. (The), 3.50%, 03/15/25	3,513	3,466,281
Kellogg Co.
2.65%, 12/01/23(a)	6,440	6,363,312
3.25%, 04/01/26(a)	4,546	4,411,079
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(a)	14,403	13,635,014
3.88%, 05/15/27 (Call 02/15/27)(a)	10,015	9,678,437
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	4,971	4,692,866
3.50%, 02/01/26 (Call 11/01/25)	3,262	3,194,186
4.00%, 02/01/24 (Call 11/01/23)(a)	5,027	5,039,632
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)(b)	2,423	2,146,720
2.70%, 04/01/25 (Call 03/01/25)(a)(b)	5,957	5,780,249
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)(a)	2,250	2,005,746
3.15%, 08/15/24 (Call 06/15/24)(a)	7,959	7,834,078
3.25%, 11/15/25 (Call 08/15/25)	2,196	2,119,453
3.40%, 08/15/27 (Call 05/15/27)(a)	3,153	3,040,556

Security	Par (000)	Value

Food (continued)
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(a)(b)	$9,270	$8,637,058
1.25%, 09/24/26 (Call 08/24/26)(a)(b)	6,210	5,500,680
2.25%, 09/19/24 (Call 08/19/24)(b)	8,339	8,017,113
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	7,004	6,554,270
2.13%, 03/17/24	2,415	2,349,831
2.63%, 03/17/27 (Call 02/17/27)(a)	955	890,314
Nestle Holdings Inc.
0.38%, 01/15/24(a)(b)	6,677	6,370,490
0.61%, 09/14/24 (Call 09/14/23)(a)(b)	5,438	5,111,512
0.63%, 01/15/26 (Call 12/15/25)(b)	4,127	3,703,344
1.15%, 01/14/27 (Call 12/14/26)(b)	4,178	3,719,739
3.50%, 09/24/25 (Call 07/24/25)(b)	6,795	6,730,965
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	8,105	7,758,592
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(b)	5,235	4,991,702
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(a)	3,250	3,077,277
3.30%, 07/15/26 (Call 04/15/26)(a)	5,572	5,392,246
3.75%, 10/01/25 (Call 07/01/25)	6,439	6,367,332
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	6,749	6,477,874
3.95%, 08/15/24 (Call 05/15/24)	11,677	11,639,372
4.00%, 03/01/26 (Call 01/01/26)	6,178	6,107,909

		281,203,239

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	1,138	1,139,252
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	4,023	3,978,546
5.50%, 01/17/27(a)	1,005	1,014,087
Georgia-Pacific LLC
0.63%, 05/15/24(a)(b)	6,247	5,879,210
0.95%, 05/15/26 (Call 04/15/26)(a)(b)	6,985	6,201,226
1.75%, 09/30/25 (Call 08/30/25)(a)(b)	7,633	7,063,981
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	2,625	2,383,367
3.60%, 03/01/25 (Call 12/01/24)(b)	2,454	2,416,086
8.00%, 01/15/24	6,019	6,352,781
Inversiones CMPC SA, 4.38%, 04/04/27(a)(b)	1,773	1,717,794
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(a)	4,910	5,362,430
Suzano Austria GmbH, 5.75%, 07/14/26(b)	90	91,525
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	2,757	2,737,902

		46,338,187

Gas — 0.5%
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	6,982	6,849,468
4.25%, 07/15/27 (Call 04/15/27)(b)	3,915	3,780,375
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	1,628	1,554,587
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(b)	3,000	2,769,068
Brooklyn Union Gas Co., 4.63%, 08/05/27	1,000	980,012
Brooklyn Union Gas Co. (The), 3.41%, 03/10/26 (Call 12/10/25)(a)(b)	1,536	1,459,884
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	8,504	7,770,446
Eastern Energy Gas Holdings LLC 3.55%, 11/01/23 (Call 08/01/23)(a)	3,929	3,909,670

132	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
3.60%, 12/15/24 (Call 09/15/24)(a)	$3,470	$3,441,854
Series A, 2.50%, 11/15/24 (Call 10/15/24)	7,799	7,507,014
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(b)	4,628	4,285,400
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)(a)	299	300,351
5.50%, 01/15/26 (Call 12/15/25)(a)	4,865	4,914,422
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)(a)	13,503	12,282,427
3.49%, 05/15/27 (Call 02/15/27)	3,868	3,700,259
ONE Gas Inc.
1.10%, 03/11/24 (Call 09/16/22)	2,118	2,037,645
3.61%, 02/01/24 (Call 11/01/23)(a)	790	782,879
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	11,787	11,846,241
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)(a)	5,060	4,819,003
3.15%, 09/15/24 (Call 06/15/24)(a)	2,668	2,641,376
3.20%, 06/15/25 (Call 03/15/25)(a)	2,311	2,248,378
Series TT, 2.60%, 06/15/26 (Call 03/15/26)(a)	4,925	4,648,433
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	6,200	5,922,899
3.88%, 11/15/25 (Call 08/15/25)	410	403,837

		100,855,928

Hand & Machine Tools — 0.1%
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	193	188,364
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)(a)	380	365,326
3.40%, 03/01/26 (Call 01/01/26)(a)	4,404	4,314,711
4.00%, 03/15/60 (Call 03/15/25)(c)	5,972	5,454,407

		10,322,808

Health Care - Products — 0.6%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	7,620	7,493,978
3.40%, 11/30/23 (Call 09/30/23)	8,408	8,385,310
3.75%, 11/30/26 (Call 08/30/26)(a)	10,160	10,191,309
3.88%, 09/15/25 (Call 06/15/25)	4,775	4,801,260
Alcon Finance Corp., 2.75%, 09/23/26 (Call 07/23/26)(b)	3,934	3,633,172
Baxter International Inc.
1.32%, 11/29/24(a)	825	778,415
1.92%, 02/01/27 (Call 01/01/27)(a)	14,636	13,173,086
2.27%, 12/01/28 (Call 10/01/28)	3,335	2,895,355
2.60%, 08/15/26 (Call 05/15/26)(a)	2,975	2,783,608
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)(a)	5,741	5,409,681
3.45%, 03/01/24 (Call 02/01/24)(a)	4,615	4,579,773
3.75%, 03/01/26 (Call 01/01/26)(a)	137	134,642
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	4,835	4,751,424
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)(a)	8,056	7,748,896
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	1,480	1,337,859
PerkinElmer Inc., 0.85%, 09/15/24 (Call 10/03/22)(a)	7,307	6,808,229
Stryker Corp.
0.60%, 12/01/23 (Call 09/12/22)	2,740	2,631,387
1.15%, 06/15/25 (Call 05/15/25)	5,993	5,533,463
3.38%, 05/15/24 (Call 02/15/24)	8,291	8,225,362
3.38%, 11/01/25 (Call 08/01/25)(a)	6,599	6,432,087
3.50%, 03/15/26 (Call 12/15/25)(a)	6,856	6,734,422

Security	Par (000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)	$1,305	$1,263,314
1.22%, 10/18/24 (Call 10/18/22)(a)	12,010	11,361,227
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 11/22/22)(a)	1,870	1,757,574
3.05%, 01/15/26 (Call 12/15/25)(a)	3,700	3,539,353
3.55%, 04/01/25 (Call 01/01/25)(a)	4,054	3,964,087

		136,348,273

Health Care - Services — 1.6%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	9,464	9,341,210
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	1,327	1,271,152
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	4,447	4,049,593
2.76%, 10/01/24 (Call 07/01/24)(a)	4,001	3,875,926
Dignity Health, 3.81%, 11/01/24	219	216,329
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	6,723	6,127,231
2.38%, 01/15/25 (Call 12/15/24)(a)	12,204	11,705,772
3.35%, 12/01/24 (Call 10/01/24)(a)	9,398	9,258,446
3.50%, 08/15/24 (Call 05/15/24)(a)	8,705	8,603,866
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	1,588	1,583,402
Fresenius Medical Care U.S. Finance III Inc., 1.88%, 12/01/26 (Call 11/01/26)(b)	6,830	5,863,516
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(a)(b)	7,650	7,041,631
4.50%, 02/15/27 (Call 08/15/26)(a)	9,125	8,908,264
5.00%, 03/15/24(a)	15,893	15,996,798
5.25%, 04/15/25	12,762	12,905,671
5.25%, 06/15/26 (Call 12/15/25)	11,841	11,899,503
5.38%, 02/01/25(a)	10,475	10,574,513
5.38%, 09/01/26 (Call 03/01/26)	11,235	11,265,840
5.88%, 02/15/26 (Call 08/15/25)(a)	12,930	13,202,823
7.69%, 06/15/25(a)	610	647,664
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(b)	5,906	5,432,307
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(a)(b)	7,704	6,943,224
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	10,962	9,578,326
3.85%, 10/01/24 (Call 07/01/24)	6,668	6,632,941
3.95%, 03/15/27 (Call 12/15/26)	2,114	2,057,154
4.50%, 04/01/25 (Call 03/01/25)(a)	6,492	6,542,771
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)(a)	300	289,475
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	3,278	2,955,602
2.30%, 12/01/24 (Call 11/01/24)(a)	4,122	3,957,935
3.25%, 09/01/24 (Call 07/01/24)	5,730	5,625,865
3.60%, 02/01/25 (Call 11/01/24)	8,617	8,495,463
4.00%, 11/01/23 (Call 08/01/23)	3,860	3,854,584
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	956	870,085
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)(a)	402	375,325
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	850	802,644
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	3,266	3,177,574
3.50%, 03/30/25 (Call 12/30/24)(a)	7,284	7,155,414
4.25%, 04/01/24 (Call 01/01/24)(a)	3,519	3,524,376

S C H E D U L E O F I N V E S T M E N T S	133

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Roche Holdings Inc.
0.45%, 03/05/24 (Call 02/05/24)(a)(b)	$2,950	$2,803,300
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	5,927	5,366,965
1.88%, 03/08/24(b)	3,545	3,451,263
2.13%, 03/10/25 (Call 02/10/25)(a)(b)	4,250	4,082,890
2.31%, 03/10/27 (Call 02/10/27)(a)(b)	9,625	8,959,968
2.38%, 01/28/27 (Call 10/28/26)(b)	6,083	5,679,799
2.63%, 05/15/26 (Call 02/15/26)(b)	7,710	7,355,234
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	982	959,768
3.35%, 09/30/24 (Call 06/30/24)(a)(b)	879	872,640
Sutter Health, Series 20A, 1.32%, 08/15/25
(Call 05/15/25)	653	600,174
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	2,230	2,204,305
0.55%, 05/15/24 (Call 09/12/22)(a)	2,995	2,848,404
1.15%, 05/15/26 (Call 04/15/26)	8,662	7,890,609
1.25%, 01/15/26	5,409	4,956,553
2.38%, 08/15/24	9,998	9,774,528
3.10%, 03/15/26(a)	6,630	6,477,780
3.38%, 04/15/27(a)	3,079	3,009,829
3.45%, 01/15/27(a)	1,235	1,212,898
3.50%, 02/15/24	8,056	8,038,416
3.70%, 12/15/25(a)	3,778	3,754,390
3.75%, 07/15/25	9,573	9,543,644
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)(a)(b)	10,850	9,371,327
UPMC, Series D-1, 3.60%, 04/03/25(a)	2,430	2,395,958

		344,220,857

Holding Companies - Diversified — 0.9%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(a)(b)	245	245,637
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	6,363	5,526,527
2.88%, 06/15/27 (Call 05/15/27)	5,035	4,385,938
3.25%, 07/15/25 (Call 06/15/25)(a)	6,646	6,231,481
3.88%, 01/15/26 (Call 12/15/25)	9,261	8,709,643
4.20%, 06/10/24 (Call 05/10/24)(a)	8,550	8,473,370
4.25%, 03/01/25 (Call 01/01/25)(a)	5,678	5,525,144
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	3,320	2,809,753
2.95%, 03/10/26 (Call 02/10/26)(a)	3,439	3,048,523
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(a)(b)	2,220	1,921,961
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(a)	4,890	4,055,445
2.75%, 09/16/26 (Call 08/19/26)(a)	5,893	5,224,956
3.63%, 01/15/26 (Call 12/15/25)(a)	8,240	7,729,097
Business Development Corp. of America, 3.25%, 03/30/26 (Call 02/28/26)	4,175	3,733,424
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)	4,305	4,082,767
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(b)	1,944	1,885,380
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(a)(b)	1,507	1,487,965
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	5,200	4,748,514
FS KKR Capital Corp.
1.65%, 10/12/24(a)	4,930	4,546,427
2.63%, 01/15/27 (Call 12/15/26)(a)	305	258,168
3.25%, 07/15/27 (Call 06/15/27)	4,010	3,477,699
3.40%, 01/15/26 (Call 12/15/25)	9,528	8,671,621
4.13%, 02/01/25 (Call 01/01/25)(a)	5,698	5,492,979
4.25%, 02/14/25 (Call 01/14/25)(a)(b)	1,163	1,105,204
4.63%, 07/15/24 (Call 06/15/24)(a)	5,017	4,990,009

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	$6,225	$5,772,983
3.75%, 02/10/25 (Call 01/10/25)(a)	4,530	4,443,236
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	6,422	5,318,784
2.50%, 08/24/26 (Call 07/24/26)(a)	1,295	1,125,402
3.38%, 04/15/24 (Call 03/15/24)(a)	5,625	5,475,603
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)(b)	914	904,545
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	5,315	4,639,385
5.20%, 05/01/24(a)	6,112	6,131,375
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)(a)	704	648,357
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)(a)	1,023	901,769
3.50%, 02/25/25 (Call 01/25/25)(a)	5,471	5,249,652
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	2,147	1,810,887
3.40%, 07/15/26 (Call 06/15/26)	8,347	7,465,491
3.75%, 07/22/25 (Call 06/22/25)	5,050	4,754,575
4.00%, 03/30/25 (Call 02/28/25)(a)	3,465	3,336,850
4.25%, 01/15/26 (Call 12/15/25)(a)	5,244	4,950,260
5.25%, 04/15/24 (Call 03/15/24)(a)	1,932	1,930,073
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(b)	1,793	1,719,823
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(b)	1,430	1,200,301
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)(a)	3,360	2,840,087
3.75%, 06/17/26 (Call 05/17/26)(a)(b)	3,226	2,884,798
4.75%, 12/15/25 (Call 11/15/25)(a)(b)	5,021	4,673,216
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)(a)	3,850	3,297,384
3.71%, 01/22/26 (Call 12/22/25)(a)	5,556	4,998,001
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	1,155	1,006,804
3.88%, 11/01/24 (Call 10/01/24)(a)	4,418	4,276,080

		200,123,353

Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	11,012	9,532,094
2.50%, 10/15/24 (Call 09/15/24)(a)	5,951	5,734,707
2.60%, 10/15/25 (Call 09/15/25)(a)	5,669	5,341,297
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	5,088	5,092,304
4.75%, 05/30/25 (Call 02/28/25)	5,130	5,166,846
4.88%, 12/15/23 (Call 09/15/23)(a)	3,214	3,233,122
5.00%, 06/15/27 (Call 12/15/26)(a)	1,310	1,300,511
5.25%, 06/01/26 (Call 12/01/25)(a)	3,535	3,560,673
5.88%, 11/15/24 (Call 05/15/24)(a)	3,266	3,344,765
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	2,415	2,420,924
5.50%, 03/01/26 (Call 12/01/25)	3,178	3,218,459
Toll Brothers Finance Corp.
4.88%, 11/15/25 (Call 08/15/25)(a)	1,114	1,096,790
4.88%, 03/15/27 (Call 12/15/26)(a)	2,995	2,886,850

		51,929,342

134	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	$1,671	$1,658,124
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)(a)	390	385,974
Panasonic Holdings Corp., 2.68%, 07/19/24 (Call 06/19/24)(b)	9,367	9,050,904
Whirlpool Corp.
3.70%, 05/01/25(a)	779	769,411
4.00%, 03/01/24(a)	4,106	4,111,741

		15,976,154

Household Products & Wares — 0.2%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 10/03/22)(a)	1,295	1,212,151
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	1,780	1,688,520
Kimberly-Clark Corp. 2.65%, 03/01/25	245	238,737
2.75%, 02/15/26(a)	2,601	2,506,760
3.05%, 08/15/25(a)	3,630	3,548,827
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	17,233	16,829,551
3.00%, 06/26/27 (Call 03/26/27)(a)(b)	13,161	12,397,659
SC Johnson & Son Inc., 3.35%, 09/30/24 (Call 06/30/24)(b)	380	375,390

		38,797,595

Insurance — 4.1%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)(a)	2,735	2,471,464
2.88%, 10/15/26 (Call 07/15/26)(a)	3,459	3,328,381
3.25%, 03/17/25	3,965	3,904,827
3.63%, 11/15/24(a)	8,832	8,803,498
AIA Group Ltd., 3.20%, 03/11/25 (Call 12/11/24)(a)(b)	1,231	1,203,339
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(a)	819	796,782
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	3,208	2,877,846
3.28%, 12/15/26 (Call 09/15/26)(a)	3,255	3,170,025
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	4,874	4,773,632
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)(a)	11,983	11,423,168
3.75%, 07/10/25 (Call 04/10/25)	6,272	6,187,676
3.90%, 04/01/26 (Call 01/01/26)	6,103	6,002,716
4.13%, 02/15/24(a)	4,959	4,973,784
Aon Corp., 8.21%, 01/01/27	25	26,750
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)(a)	8,047	7,512,370
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	6,129	6,068,100
3.88%, 12/15/25 (Call 09/15/25)	6,611	6,540,295
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	3,885	3,891,922
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	2,834	2,771,202
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	2,295	2,296,650
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	3,104	3,156,082
Athene Global Funding
0.91%, 08/19/24(b)	6,879	6,349,042
0.95%, 01/08/24(a)(b)	3,573	3,399,737
1.00%, 04/16/24(a)(b)	6,957	6,543,822
1.20%, 10/13/23(b)	3,688	3,545,565
1.45%, 01/08/26(b)	2,784	2,471,280

Security	Par (000)	Value

Insurance (continued)
1.61%, 06/29/26(a)(b)	$7,855	$6,835,602
1.72%, 01/07/25(b)	2,833	2,622,301
1.73%, 10/02/26(a)(b)	8,796	7,664,917
2.50%, 01/14/25(b)	7,179	6,743,738
2.51%, 03/08/24(b)	1,437	1,389,078
2.55%, 06/29/25(a)(b)	4,652	4,332,640
2.75%, 06/25/24(b)	6,748	6,476,611
2.95%, 11/12/26(a)(b)	2,772	2,516,905
3.21%, 03/08/27(a)(b)	735	667,845
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)(a)	16,310	15,353,169
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)(a)	17,004	16,619,963
Brighthouse Financial Global Funding
1.00%, 04/12/24(a)(b)	1,725	1,627,187
1.20%, 12/15/23(a)(b)	2,862	2,748,503
1.55%, 05/24/26(a)(b)	3,131	2,764,454
1.75%, 01/13/25(a)(b)	3,034	2,810,330
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	7,741	7,685,492
Chubb INA Holdings Inc.
3.15%, 03/15/25	570	560,644
3.35%, 05/15/24(a)	250	248,361
3.35%, 05/03/26 (Call 02/03/26)(a)	8,691	8,501,330
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/15/27)	2,611	2,463,187
3.95%, 05/15/24 (Call 02/15/24)(a)	5,639	5,620,401
4.50%, 03/01/26 (Call 12/01/25)(a)	4,035	4,043,586
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	2,611	2,623,306
CNO Global Funding
1.65%, 01/06/25(b)	2,685	2,502,886
1.75%, 10/07/26(a)(b)	6,448	5,741,151
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(a)(b)	5,390	5,191,008
3.65%, 04/05/27 (Call 03/05/27)(b)	13,920	13,087,707
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26)(a)(b)(c)(d)	5,370	5,114,328
5.10%, (Call 10/28/24)(a)(b)(c)(d)	2,750	2,745,120
Equitable Financial Life Global Funding
0.50%, 11/17/23(b)	2,178	2,084,736
0.80%, 08/12/24(b)	6,757	6,295,186
1.00%, 01/09/26(b)	1,362	1,208,392
1.10%, 11/12/24(a)(b)	6,009	5,601,947
1.30%, 07/12/26(a)(b)	8,113	7,198,095
1.40%, 07/07/25(a)(b)	7,133	6,523,063
1.40%, 08/27/27(b)	3,709	3,178,208
1.70%, 11/12/26(a)(b)	5,330	4,743,454
F&G Global Funding
0.90%, 09/20/24(b)	10,151	9,346,339
1.75%, 06/30/26(a)(b)	6,751	6,022,350
2.30%, 04/11/27(a)(b)	4,905	4,363,630
5.15%, 07/07/25(b)	4,000	3,966,798
Fairfax U.S. Inc., 4.88%, 08/13/24(a)(b)	1,377	1,364,834
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	6,752	6,800,376
First American Financial Corp., 4.60%, 11/15/24(a)	715	714,395
GA Global Funding Trust
0.80%, 09/13/24(a)(b)	995	915,300
1.00%, 04/08/24(b)	5,114	4,804,522
1.25%, 12/08/23(b)	4,605	4,413,324
1.63%, 01/15/26(a)(b)	4,556	4,077,748

S C H E D U L E O F I N V E S T M E N T S	135

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.25%, 01/06/27(b)	$5,050	$4,538,310
3.85%, 04/11/25(b)	725	701,706
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(a)(b)	3,777	3,396,332
Guardian Life Global Funding
0.88%, 12/10/25(a)(b)	4,414	3,934,463
1.10%, 06/23/25(b)	4,112	3,753,968
1.25%, 05/13/26(a)(b)	1,850	1,656,495
2.90%, 05/06/24(b)	5,780	5,681,072
3.25%, 03/29/27(b)	2,065	1,977,376
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)(a)	1,815	1,800,718
Horace Mann Educators Corp., 4.50%, 12/01/25 (Call 09/01/25)(a)	274	266,290
Jackson Financial Inc.
1.13%, 11/22/23(a)(b)	1,855	1,783,644
5.17%, 06/08/27 (Call 05/08/27)(a)	250	246,795
Jackson National Life Global Funding
1.75%, 01/12/25(b)	360	336,665
2.65%, 06/21/24(a)(b)	8,650	8,371,568
3.05%, 04/29/26(a)(b)	3,863	3,654,165
3.25%, 01/30/24(a)(b)	2,276	2,237,557
3.88%, 06/11/25(b)	4,368	4,277,299
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	5,050	5,641,926
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	1,386	1,445,399
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)(a)	720	713,618
Lincoln National Corp.
3.35%, 03/09/25(a)	1,242	1,218,987
3.63%, 12/12/26 (Call 09/15/26)(a)	2,910	2,821,757
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)(a)	3,983	3,930,336
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)(a)	3,581	3,288,355
4.06%, 02/24/32 (Call 02/24/27)(c)	4,055	3,743,900
4.15%, 03/04/26(a)	7,907	7,831,130
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)(a)	6,138	6,100,128
3.50%, 03/10/25 (Call 12/10/24)(a)	3,847	3,786,671
3.75%, 03/14/26 (Call 12/14/25)(a)	862	854,496
3.88%, 03/15/24 (Call 02/15/24)(a)	8,952	8,943,239
4.05%, 10/15/23 (Call 07/15/23)(a)	3,237	3,228,688
MassMutual Global Funding II
0.60%, 04/12/24(b)	6,758	6,385,007
1.20%, 07/16/26(a)(b)	815	728,342
2.35%, 01/14/27(a)(b)	3,206	2,966,378
2.75%, 06/22/24(b)	8,833	8,600,121
2.95%, 01/11/25(b)	543	527,993
3.40%, 03/08/26(a)(b)	3,758	3,652,683
3.60%, 04/09/24(b)	740	735,426
4.15%, 08/26/25	894	891,614
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (Call 10/20/25)(a)(b)(c)	15,120	15,087,976
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)(a)	635	611,166
Met Tower Global Funding
0.70%, 04/05/24(b)	689	651,881
1.25%, 09/14/26(b)	10,789	9,509,658
3.70%, 06/13/25(b)	4,450	4,378,888
MetLife Inc.
3.00%, 03/01/25(a)	4,428	4,351,548
3.60%, 04/10/24(a)	9,923	9,927,510

Security	Par (000)	Value

Insurance (continued)
3.60%, 11/13/25 (Call 08/13/25)(a)	$2,875	$2,842,311
Metropolitan Life Global Funding I
0.40%, 01/07/24(a)(b)	4,063	3,874,666
0.55%, 06/07/24(a)(b)	840	789,408
0.70%, 09/27/24(a)(b)	6,066	5,647,737
0.95%, 07/02/25(a)(b)	8,964	8,182,279
1.88%, 01/11/27(b)	425	381,846
2.80%, 03/21/25(b)	3,060	2,949,356
3.45%, 12/18/26(a)(b)	5,884	5,638,670
3.60%, 01/11/24(a)(b)	6,034	6,012,074
4.40%, 06/30/27(a)(b)	7,010	7,051,190
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	825	899,703
New York Life Global Funding
0.40%, 10/21/23(a)(b)	4,169	4,012,321
0.55%, 04/26/24(a)(b)	2,814	2,659,564
0.60%, 08/27/24(a)(b)	4,550	4,247,389
0.85%, 01/15/26(a)(b)	1,970	1,767,608
0.90%, 10/29/24(b)	655	612,152
0.95%, 06/24/25(a)(b)	6,063	5,540,170
1.15%, 06/09/26(a)(b)	10,255	9,194,583
1.45%, 01/14/25(a)(b)	4,145	3,893,846
2.00%, 01/22/25(b)	6,961	6,619,162
2.35%, 07/14/26(a)(b)	350	328,544
2.88%, 04/10/24(b)	8,021	7,866,219
2.90%, 01/17/24(a)(b)	5,677	5,603,083
3.15%, 06/06/24(b)	2,855	2,812,078
3.25%, 04/07/27(a)(b)	5,045	4,861,231
3.60%, 08/05/25(a)	3,500	3,442,147
Nippon Life Insurance Co.
4.70%, 01/20/46 (Call 01/20/26)(a)(b)(c)	8,164	8,047,182
5.10%, 10/16/44 (Call 10/16/24)(b)(c)	19,363	19,314,868
Northwestern Mutual Global Funding
0.60%, 03/25/24(a)(b)	1,660	1,573,564
0.80%, 01/14/26(a)(b)	3,018	2,698,965
1.75%, 01/11/27(b)	5,688	5,128,037
4.00%, 07/01/25(b)	5,200	5,172,036
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)(a)	4,468	4,331,368
4.88%, 10/01/24 (Call 09/01/24)(a)	4,102	4,107,345
Pacific Life Global Funding II
1.20%, 06/24/25(b)	4,446	4,078,392
1.38%, 04/14/26(a)(b)	7,840	7,054,928
Pricoa Global Funding I
0.80%, 09/01/25(a)(b)	2,183	1,971,785
1.15%, 12/06/24(a)(b)	1,880	1,755,559
1.20%, 09/01/26(a)(b)	14,963	13,339,136
2.40%, 09/23/24(b)	5,824	5,603,220
4.20%, 08/28/25(a)	680	677,217
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	2,595	2,450,272
3.40%, 05/15/25 (Call 02/15/25)	3,945	3,857,993
Principal Life Global Funding, 1.38%, 01/10/25(a)(b)	3,470	3,235,364
Principal Life Global Funding II
0.50%, 01/08/24(a)(b)	4,997	4,761,390
0.75%, 04/12/24(b)	3,643	3,429,155
0.75%, 08/23/24(b)	3,740	3,469,864
0.88%, 01/12/26(b)	4,735	4,195,353
1.25%, 06/23/25(b)	4,050	3,702,799
1.25%, 08/16/26(a)(b)	7,730	6,814,733
1.50%, 11/17/26(a)(b)	5,665	5,014,657

136	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.25%, 11/21/24(a)(b)	$5,457	$5,202,864
3.00%, 04/18/26(b)	5,196	4,927,895
Progressive Corp. (The)
2.45%, 01/15/27(a)	159	150,173
2.50%, 03/15/27 (Call 02/15/27)(a)	1,940	1,824,131
Protective Life Global Funding
0.47%, 01/12/24(a)(b)	1,867	1,772,554
0.63%, 10/13/23(a)(b)	4,621	4,454,914
0.78%, 07/05/24(a)(b)	7,166	6,704,533
1.17%, 07/15/25(b)	4,542	4,144,071
1.30%, 09/20/26(a)(b)	6,875	6,084,352
1.62%, 04/15/26(a)(b)	3,754	3,397,726
1.65%, 01/13/25(b)	1,113	1,037,373
3.10%, 04/15/24(a)(b)	3,334	3,262,080
3.22%, 03/28/25(a)(b)	4,010	3,874,030
4.71%, 07/06/27(b)	5,000	4,996,436
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	4,536	4,153,307
5.20%, 03/15/44 (Call 03/15/24),
(3 mo. LIBOR US + 3.040%)(c)	3,050	2,962,435
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(c)	8,351	8,206,712
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(a)(b)	1,025	1,119,060
QBE Insurance Group Ltd., 7.50%, 11/24/43 (Call 11/24/23)(a)(b)(c)	445	453,344
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)(a)	2,784	2,743,057
Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)(b)	12,113	10,741,672
2.50%, 10/30/24(b)	3,030	2,899,193
2.75%, 05/07/25(b)	1,178	1,120,578
2.75%, 01/21/27(b)	1,130	1,042,896
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)(a)	165	155,687
3.70%, 04/01/25 (Call 01/01/25)	1,103	1,079,233
RGA Global Funding, 2.00%, 11/30/26(a)(b)	765	693,710
Sammons Financial Group Inc., 4.45%, 05/12/27 (Call 02/12/27)(b)	150	141,973
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(b)	3,251	3,098,072
Security Benefit Global Funding, 1.25%, 05/17/24(b)	1,259	1,183,424
Sumitomo Life Insurance Co., 6.50%, 09/20/73 (Call 09/20/23)(a)(b)(c)	2,235	2,258,115
Swiss Re America Holding Corp., 7.00%, 02/15/26	46	49,749
Symetra Financial Corp., 4.25%, 07/15/24	625	624,265
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(b)(c)	2,290	2,227,065
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	2,801	2,769,743
Unum Group, 4.00%, 03/15/24(a)	2,799	2,811,795
Voya Financial Inc., 3.65%, 06/15/26	3,800	3,692,025
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)(a)	8,244	8,143,110
4.65%, 06/15/27 (Call 05/15/27)	8,170	8,014,864

		874,316,381

Internet — 1.3%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)(a)	18,553	18,279,088
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	4,184	3,823,287
0.80%, 08/15/27 (Call 06/15/27)	5,000	4,366,125

Security	Par (000)	Value

Internet (continued)
2.00%, 08/15/26 (Call 05/15/26)	$5,615	$5,286,369
3.38%, 02/25/24(a)	4,880	4,869,794
Amazon.com Inc.
0.45%, 05/12/24	8,519	8,078,975
0.80%, 06/03/25 (Call 05/03/25)	9,003	8,318,591
1.00%, 05/12/26 (Call 04/12/26)	18,832	17,051,258
1.20%, 06/03/27 (Call 04/03/27)	6,006	5,336,697
2.73%, 04/13/24(a)	6,078	6,017,725
2.80%, 08/22/24 (Call 06/22/24)	20,329	20,076,352
3.00%, 04/13/25	10,515	10,357,568
3.15%, 08/22/27 (Call 05/22/27)(a)	12,770	12,330,561
3.30%, 04/13/27 (Call 03/13/27)	18,535	18,093,377
3.80%, 12/05/24 (Call 09/05/24)(a)	11,769	11,823,103
5.20%, 12/03/25 (Call 09/03/25)(a)	5,327	5,546,820
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	2,925	2,569,810
1.72%, 04/09/26 (Call 03/09/26)(a)	3,115	2,823,924
3.08%, 04/07/25 (Call 03/07/25)(a)	5,728	5,508,444
3.63%, 07/06/27	2,367	2,253,609
4.13%, 06/30/25(a)	2,005	1,978,233
4.38%, 05/14/24 (Call 04/14/24)(a)	2,368	2,365,640
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	5,813	5,725,988
3.65%, 03/15/25 (Call 12/15/24)(a)	5,370	5,341,724
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	6,249	5,634,341
1.90%, 03/11/25 (Call 02/11/25)	7,742	7,308,324
3.45%, 08/01/24 (Call 05/01/24)	6,278	6,208,863
3.60%, 06/05/27 (Call 03/05/27)(a)	4,041	3,902,413
Expedia Group Inc.
5.00%, 02/15/26 (Call 11/15/25)(a)	7,495	7,512,618
6.25%, 05/01/25 (Call 02/01/25)(b)	8,922	9,155,898
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(a)(b)	5,575	4,905,033
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	2,465	2,366,523
4.38%, 11/15/26	6,202	6,015,940
5.75%, 03/01/24(a)	2,075	2,100,938
5.88%, 02/15/25(a)	3,775	3,859,938
Prosus NV, 3.26%, 01/19/27 (Call 12/19/26)(b)	1,000	865,340
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(b)	3,619	3,325,690
3.28%, 04/11/24 (Call 03/11/24)(a)(b)	3,545	3,486,255
3.58%, 04/11/26 (Call 02/11/26)(b)	3,700	3,596,768
3.80%, 02/11/25(b)	755	747,180
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)	844	760,763
VeriSign Inc.
4.75%, 07/15/27 (Call 10/03/22)(a)	2,320	2,282,659
5.25%, 04/01/25 (Call 01/01/25)	5,911	6,003,741
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	6,695	6,471,556

		274,733,843

Iron & Steel — 0.2%
ArcelorMittal SA
3.60%, 07/16/24(a)	195	192,993
4.55%, 03/11/26	4,120	4,037,821
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)(a)	4,980	4,696,623
3.95%, 05/23/25(a)	2,810	2,789,660
4.30%, 05/23/27 (Call 04/23/27)	4,790	4,762,606

S C H E D U L E O F I N V E S T M E N T S	137

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
POSCO Holdings Inc.
2.50%, 01/17/25(b)	$5,120	$4,880,128
2.75%, 07/15/24(a)(b)	736	713,872
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	4,134	3,785,084
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	4,113	3,898,168
2.80%, 12/15/24 (Call 11/15/24)	4,521	4,385,880
5.00%, 12/15/26 (Call 10/03/22)(a)	50	49,900
Vale Overseas Ltd., 6.25%, 08/10/26	6,852	7,187,131

		41,379,866

Leisure Time — 0.0%
Brunswick Corp., 0.85%, 08/18/24 (Call 10/03/22)(a)	6,042	5,606,364
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	2,897	2,802,910

		8,409,274

Lodging — 0.2%
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 10/03/22)(a)	690	655,969
4.85%, 03/15/26 (Call 12/15/25)(a)	3,253	3,271,593
5.63%, 04/23/25 (Call 03/23/25)	3,892	3,930,429
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)(a)	4,445	4,401,262
3.75%, 03/15/25 (Call 12/15/24)	3,694	3,639,829
3.75%, 10/01/25 (Call 07/01/25)(a)	2,767	2,701,560
Series EE, 5.75%, 05/01/25 (Call 04/01/25)(a)	5,657	5,817,065
Series R, 3.13%, 06/15/26 (Call 03/15/26)	5,378	5,110,751
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	2,993	2,995,796
Sands China Ltd.
2.55%, 03/08/27	4,450	3,560,000
4.30%, 01/08/26 (Call 12/08/25)(a)	4,955	4,273,688
5.63%, 08/08/25 (Call 06/08/25)(a)	11,502	10,473,721

		50,831,663

Machinery — 1.2%
Caterpillar Financial Services Corp.
0.45%, 05/17/24	7,473	7,065,995
0.60%, 09/13/24	1,220	1,146,095
0.80%, 11/13/25	8,878	8,038,313
0.90%, 03/02/26(a)	2,388	2,166,022
0.95%, 01/10/24(a)	8,910	8,588,100
1.15%, 09/14/26	3,201	2,867,319
1.45%, 05/15/25(a)	5,704	5,363,140
1.70%, 01/08/27(a)	3,731	3,412,670
2.15%, 11/08/24(a)	9,230	8,918,391
2.40%, 08/09/26	2,350	2,226,112
2.85%, 05/17/24(a)	5,469	5,384,364
3.25%, 12/01/24(a)	6,269	6,188,074
3.30%, 06/09/24(a)	4,879	4,851,284
3.40%, 05/13/25(a)	840	828,652
3.60%, 08/12/27	5,800	5,694,617
3.65%, 12/07/23	5,617	5,621,769
3.65%, 08/12/25	5,500	5,465,609
3.75%, 11/24/23(a)	4,514	4,522,679
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	9,202	9,172,815
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	5,155	4,565,649
1.88%, 01/15/26 (Call 12/15/25)(a)	4,141	3,771,444
3.95%, 05/23/25	6,360	6,259,330
4.20%, 01/15/24(a)	4,383	4,361,493
Crane Holdings Co., 4.45%, 12/15/23 (Call 09/15/23)(a)	215	215,936

Security	Par (000)	Value

Machinery (continued)
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	$6,178	$6,013,273
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)(a)	2,330	2,258,002
John Deere Capital Corp.
0.40%, 10/10/23(a)	3,827	3,694,696
0.45%, 01/17/24	6,537	6,258,568
0.45%, 06/07/24	5,083	4,813,109
0.63%, 09/10/24(a)	2,115	1,992,575
0.70%, 01/15/26	7,800	7,048,596
0.90%, 01/10/24(a)	4,253	4,097,494
1.05%, 06/17/26(a)	6,420	5,821,505
1.25%, 01/10/25(a)	6,909	6,525,827
1.30%, 10/13/26	4,640	4,190,175
1.70%, 01/11/27(a)	1,173	1,068,565
1.75%, 03/09/27(a)	2,220	2,024,004
2.05%, 01/09/25	4,848	4,659,786
2.13%, 03/07/25(a)	2,845	2,730,423
2.25%, 09/14/26(a)	3,076	2,911,727
2.35%, 03/08/27(a)	6,205	5,812,839
2.60%, 03/07/24(a)	5,068	4,987,403
2.65%, 06/24/24(a)	5,086	5,004,188
2.65%, 06/10/26(a)	3,415	3,276,589
3.35%, 06/12/24(a)	4,210	4,189,467
3.40%, 06/06/25(a)	5,835	5,777,127
3.40%, 09/11/25(a)	1,695	1,673,134
3.45%, 01/10/24(a)	3,544	3,534,240
3.45%, 03/13/25(a)	4,939	4,906,252
3.65%, 10/12/23(a)	4,372	4,373,435
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(a)	9,085	8,578,427
2.29%, 04/05/27 (Call 02/05/27)(a)	2,366	2,157,831
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)(a)	1,988	1,935,485
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/25 (Call 05/15/25)	5,084	4,862,956
3.45%, 11/15/26 (Call 08/15/26)(a)	2,994	2,785,417
4.40%, 03/15/24 (Call 02/15/24)	6,769	6,745,989
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	2,284	2,184,851

		255,589,827

Manufacturing — 0.7%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	6,659	6,346,426
2.25%, 09/19/26 (Call 06/19/26)(a)	4,518	4,213,983
2.65%, 04/15/25 (Call 03/15/25)(a)	4,628	4,484,826
3.00%, 08/07/25(a)	3,563	3,475,754
3.25%, 02/14/24 (Call 01/14/24)(a)	8,135	8,080,052
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	3,180	3,135,858
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)	546	529,019
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	1,200	1,170,546
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	6,210	5,965,974
3.50%, 03/01/24 (Call 12/01/23)(a)	6,758	6,745,497
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	6,071	5,935,214
3.25%, 03/01/27 (Call 12/01/26)(a)	3,162	3,032,266
3.30%, 11/21/24 (Call 08/21/24)	4,492	4,417,257
3.65%, 06/15/24	6,435	6,376,654
4.25%, 09/15/27 (Call 08/15/27)	2,320	2,295,936

138	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(a)(b)	$7,985	$7,628,232
1.20%, 03/11/26(a)(b)	22,507	20,248,683
2.35%, 10/15/26(a)(b)	7,174	6,645,282
3.13%, 03/16/24(a)(b)	8,468	8,374,513
3.25%, 05/27/25(a)(b)	10,649	10,407,796
3.40%, 03/16/27(a)(b)	6,506	6,262,480
6.13%, 08/17/26(a)(b)	8,193	8,692,479
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	1,109	1,055,578
3.88%, 03/01/25 (Call 12/01/24)(a)	1,865	1,839,978
4.00%, 03/15/26 (Call 12/15/25)(a)	3,853	3,773,458
4.30%, 03/01/24 (Call 12/01/23)(a)	1,769	1,775,121
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	4,247	4,086,445
3.55%, 11/01/24 (Call 08/01/24)	5,632	5,552,202

		152,547,509

Media — 1.7%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	11,549	11,549,215
4.91%, 07/23/25 (Call 04/23/25)(a)	35,406	35,284,639
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	3,978	3,703,944
3.15%, 03/01/26 (Call 12/01/25)(a)	16,336	15,898,478
3.30%, 02/01/27 (Call 11/01/26)	12,519	12,084,462
3.30%, 04/01/27 (Call 02/01/27)	4,685	4,526,253
3.38%, 02/15/25 (Call 11/15/24)	8,838	8,720,796
3.38%, 08/15/25 (Call 05/15/25)	12,340	12,134,900
3.70%, 04/15/24 (Call 03/15/24)(a)	21,435	21,363,085
3.95%, 10/15/25 (Call 08/15/25)	22,627	22,589,595
Cox Communications Inc.
3.15%, 08/15/24 (Call 06/15/24)(b)	8,524	8,276,288
3.35%, 09/15/26 (Call 06/15/26)(a)(b)	5,295	5,053,352
3.50%, 08/15/27 (Call 05/15/27)(b)	3,084	2,920,276
3.85%, 02/01/25 (Call 11/01/24)(a)(b)	2,993	2,937,208
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)(a)	1,477	1,429,656
3.80%, 03/13/24 (Call 01/13/24)(a)	2,169	2,144,883
3.90%, 11/15/24 (Call 08/15/24)(a)	6,058	5,926,330
3.95%, 06/15/25 (Call 03/15/25)	5,934	5,791,195
4.90%, 03/11/26 (Call 12/11/25)(a)	4,753	4,745,153
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)(a)	3,410	3,204,178
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	6,548	6,328,096
4.03%, 01/25/24 (Call 12/25/23)	12,675	12,642,204
Grupo Televisa SAB, 6.63%, 03/18/25	4,006	4,195,924
Meta Platforms Inc., 3.50%, 08/15/27	40,000	38,750,779
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(a)	3,915	3,637,918
4.00%, 01/15/26 (Call 10/15/25)(a)	7,372	7,253,272
4.75%, 05/15/25 (Call 04/15/25)	4,663	4,698,622
Sky Ltd., 3.75%, 09/16/24(a)(b)	10,342	10,276,830
TCI Communications Inc., 7.88%, 02/15/26	2,826	3,154,236
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)(a)	4,570	4,427,721
4.30%, 11/23/23 (Call 08/23/23)	6,033	6,052,527
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	5,145	4,741,262

Security	Par (000)	Value

Media (continued)
2.95%, 06/15/27(a)	$4,323	$4,151,235
3.00%, 02/13/26(a)	5,222	5,069,027
3.15%, 09/17/25	7,229	7,066,609
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	12,245	11,758,720
1.75%, 01/13/26(a)	13,108	12,209,966
3.35%, 03/24/25	13,880	13,678,801
3.38%, 11/15/26 (Call 08/15/26)(a)	4,039	3,940,261
3.70%, 09/15/24 (Call 06/15/24)	5,553	5,528,910
3.70%, 10/15/25 (Call 07/15/25)(a)	5,501	5,463,226
3.70%, 03/23/27	2,533	2,517,191

		367,827,223

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)(a)	8,047	7,953,517
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)(a)	402	398,102
Worthington Industries Inc., 4.55%, 04/15/26	1,431	1,422,244

		9,773,863

Mining — 0.4%
Anglo American Capital PLC
3.63%, 09/11/24(a)(b)	5,745	5,632,136
4.75%, 04/10/27(a)(b)	2,997	2,935,639
4.88%, 05/14/25(a)(b)	3,096	3,071,561
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26(a)	796	849,016
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(b)	2,000	1,893,121
4.50%, 09/16/25(b)	300	297,561
Freeport Indonesia PT, 4.76%, 04/14/27 (Call 03/14/27)(a)(b)	5,010	4,864,710
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)(a)	5,560	5,577,038
Fresnillo PLC, 5.50%, 11/13/23(b)	3,636	3,669,669
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	9,243	8,427,260
1.63%, 04/27/26 (Call 03/27/26)(a)(b)	6,730	5,965,399
4.00%, 04/16/25(b)	1,951	1,905,741
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	2,485	2,386,497
4.13%, 03/12/24 (Call 02/12/24)(b)	7,440	7,387,404
4.63%, 04/29/24(a)(b)	8,229	8,241,503
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	11,188	11,215,970
5.71%, 11/15/23(b)	1,568	1,592,304
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(a)	2,653	2,573,397
5.95%, 03/15/24 (Call 12/15/23)	5,263	5,356,458
Southern Copper Corp., 3.88%, 04/23/25	4,154	4,070,920

		87,913,304

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	7,165	6,447,610
4.13%, 05/01/25 (Call 10/03/22)	4,100	4,028,298
5.50%, 12/01/24 (Call 06/01/24)	4,665	4,772,295

		15,248,203

Oil & Gas — 3.6%
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(a)(b)	1,412	1,317,138
3.00%, 01/15/25 (Call 12/15/24)(b)	7,771	7,400,300
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	5,912	5,654,896
3.12%, 05/04/26 (Call 02/04/26)(a)	4,477	4,334,013

S C H E D U L E O F I N V E S T M E N T S	139

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.41%, 02/11/26 (Call 12/11/25)(a)	$5,918	$5,808,208
3.54%, 04/06/27 (Call 02/06/27)(a)	5,458	5,313,664
3.59%, 04/14/27 (Call 01/14/27)	5,411	5,265,151
3.80%, 09/21/25 (Call 07/21/25)(a)	8,806	8,769,859
BP Capital Markets PLC, 4.38%, (Call 06/22/25)(a)(c)(d)	19,717	18,874,098
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)(a)	6,259	5,827,194
3.80%, 04/15/24 (Call 01/15/24)(a)	7,629	7,558,595
3.85%, 06/01/27 (Call 03/01/27)	6,355	6,066,415
3.90%, 02/01/25 (Call 11/01/24)(a)	7,030	6,915,643
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)	5,177	5,099,424
5.38%, 07/15/25 (Call 04/15/25)(a)	8,421	8,640,682
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)(a)	15,044	14,195,531
2.00%, 05/11/27 (Call 03/11/27)(a)	8,159	7,542,504
2.90%, 03/03/24 (Call 01/03/24)	11,469	11,347,871
2.95%, 05/16/26 (Call 02/16/26)(a)	6,208	6,012,973
3.33%, 11/17/25 (Call 08/17/25)(a)	8,580	8,449,764
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	10,988	10,037,833
1.02%, 08/12/27 (Call 06/12/27)	4,150	3,618,301
3.90%, 11/15/24 (Call 08/15/24)	8,244	8,314,457
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/03/23(b)	5,035	5,062,301
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	17,048	17,093,039
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	16,475	16,220,206
ConocoPhillips Co.
2.13%, 03/08/24 (Call 10/03/22)(a)	945	922,926
2.40%, 03/07/25 (Call 03/07/23)(a)	3,115	3,013,510
3.35%, 11/15/24 (Call 08/15/24)(a)	1,291	1,280,871
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(b)	3,794	3,344,752
3.80%, 06/01/24 (Call 03/01/24)(a)	9,466	9,337,073
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(a)(b)	3,163	3,018,488
4.38%, 06/01/24 (Call 03/01/24)(b)	8,176	8,125,766
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)(a)	6,799	6,902,072
5.85%, 12/15/25 (Call 09/15/25)(a)	3,261	3,365,304
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)(a)	3,854	3,696,785
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(b)	2,512	2,330,419
4.38%, 10/30/24(a)(b)	800	795,000
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	2,939	2,890,206
4.15%, 01/15/26 (Call 10/15/25)(a)	5,977	5,982,399
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)(b)	2,356	2,217,098
6.13%, 02/01/25 (Call 01/01/25)(a)	8,185	8,411,888
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	9,798	9,092,263
2.65%, 01/15/24	6,850	6,758,103
2.88%, 04/06/25 (Call 03/06/25)(a)	12,436	12,098,015
3.00%, 04/06/27 (Call 02/06/27)(a)	3,114	2,978,434
3.25%, 11/10/24	6,678	6,609,008
3.70%, 03/01/24(a)	8,114	8,110,533
7.15%, 11/15/25	1,704	1,853,086

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)(a)	$10,373	$10,058,533
2.28%, 08/16/26 (Call 06/16/26)(a)	5,108	4,825,749
2.71%, 03/06/25 (Call 12/06/24)	15,272	14,860,615
2.99%, 03/19/25 (Call 02/19/25)	22,154	21,673,187
3.04%, 03/01/26 (Call 12/01/25)(a)	12,183	11,864,205
3.18%, 03/15/24 (Call 12/15/23)(a)	8,774	8,736,906
3.29%, 03/19/27 (Call 01/19/27)(a)	5,091	4,992,920
GS Caltex Corp.
3.00%, 06/04/24(b)	565	548,213
4.50%, 01/05/26(b)	2,000	1,980,000
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	4,761	4,689,461
4.30%, 04/01/27 (Call 01/01/27)(a)	5,703	5,567,954
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)(a)(b)	6,565	6,622,085
KazMunayGas National Co. JSC
4.75%, 04/24/25(b)	1,077	1,049,527
4.75%, 04/19/27(a)(b)	250	231,030
Lundin Energy Finance BV, 2.00%, 07/15/26 (Call 06/15/26)(b)	5,324	4,749,181
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	6,288	6,105,763
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)(a)	7,598	7,525,821
4.70%, 05/01/25 (Call 04/01/25)	11,190	11,261,664
5.13%, 12/15/26 (Call 09/15/26)(a)	3,723	3,826,512
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)(a)	6,100	6,204,304
Pertamina Persero PT, 1.40%, 02/09/26 (Call 01/09/26)(b)	6,784	6,089,308
Petroliam Nasional Bhd, 7.63%, 10/15/26(b)	620	703,161
Petronas Capital Ltd., 3.50%, 03/18/25(a)(b)	12,512	12,345,568
Phillips 66
0.90%, 02/15/24 (Call 10/03/22)	3,556	3,398,786
1.30%, 02/15/26 (Call 01/15/26)(a)	2,497	2,259,571
3.85%, 04/09/25 (Call 03/09/25)(a)	8,820	8,746,533
Phillips 66 Co.
2.45%, 12/15/24 (Call 11/15/24)(b)	7,677	7,296,901
3.55%, 10/01/26 (Call 07/01/26)(b)	1,829	1,757,154
3.61%, 02/15/25 (Call 11/15/24)(b)	1,888	1,847,750
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)(a)	3,278	2,928,543
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(b)	13,693	12,405,858
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	65	64,797
Reliance Industries Ltd., 4.13%, 01/28/25(b)	5,692	5,642,366
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(b)	7,045	6,661,160
1.60%, 06/17/26 (Call 05/17/26)(b)	12,585	11,552,577
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(b)	1,425	1,376,806
1.63%, 11/24/25 (Call 10/24/25)(b)	11,441	10,602,375
2.88%, 04/16/24(b)	17,474	17,126,267
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)(a)	13,608	13,157,139
2.50%, 09/12/26(a)	4,009	3,797,437
2.88%, 05/10/26(a)	11,773	11,353,284
3.25%, 05/11/25(a)	19,197	18,877,543
3.50%, 11/13/23 (Call 10/13/23)	7,708	7,692,409
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	6,203	6,239,493
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	10,975	11,043,175

140	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	$11,031	$10,800,121
Sinopec Group Overseas Development 2016 Ltd. 2.75%, 09/29/26(a)(b)	5,342	5,094,421
3.50%, 05/03/26(b)	2,472	2,434,801
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)(b)	4,464	4,391,806
Sinopec Group Overseas Development 2018 Ltd. 1.45%, 01/08/26 (Call 12/08/25)(a)(b)	9,082	8,365,223
2.15%, 05/13/25 (Call 04/13/25)(b)	10,949	10,416,804
2.50%, 08/08/24 (Call 07/08/24)(a)(b)	7,877	7,662,468
2.50%, 11/12/24 (Call 10/12/24)(b)	6,880	6,668,257
4.13%, 09/12/25(b)	3,491	3,485,792
Suncor Energy Inc., 7.88%, 06/15/26(a)	730	805,021
Tengizchevroil Finance Co. International Ltd. 2.63%, 08/15/25 (Call 05/15/25)(b)	5,027	4,354,387
4.00%, 08/15/26(a)(b)	5,175	4,450,500
TotalEnergies Capital International SA 2.43%, 01/10/25 (Call 10/10/24)(a)	11,935	11,541,379
3.70%, 01/15/24(a)	9,243	9,255,868
3.75%, 04/10/24(a)	7,896	7,904,225
Valero Energy Corp. 2.85%, 04/15/25 (Call 03/15/25)(a)	3,804	3,682,872
3.40%, 09/15/26 (Call 06/15/26)(a)	1,088	1,061,072
3.65%, 03/15/25(a)	495	490,424
Var Energi ASA, 5.00%, 05/18/27 (Call 04/18/27)(a)(b)	125	122,851
Woodside Finance Ltd. 3.65%, 03/05/25 (Call 12/05/24)(b)	11,625	11,315,974
3.70%, 09/15/26 (Call 06/15/26)(a)(b)	4,324	4,129,353

		764,647,269

Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc. 1.23%, 12/15/23(a)	4,210	4,078,719
2.06%, 12/15/26 (Call 11/15/26)	2,745	2,497,716
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)(a)	4,395	4,348,243
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	4,330	4,049,823
Schlumberger Holdings Corp. 3.75%, 05/01/24 (Call 04/01/24)(b)	8,180	8,121,374
4.00%, 12/21/25 (Call 09/21/25)(b)	7,026	6,920,371
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	13,197	13,187,251

		43,203,497

Packaging & Containers — 0.5%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	5,011	4,771,682
Amcor Flexibles North America Inc. 3.10%, 09/15/26 (Call 06/15/26)	1,698	1,610,361
4.00%, 05/17/25 (Call 04/17/25)(a)	9,095	8,982,067
Berry Global Inc. 0.95%, 02/15/24 (Call 01/15/24)	6,985	6,613,784
1.57%, 01/15/26 (Call 12/15/25)(a)	12,294	10,984,252
1.65%, 01/15/27 (Call 12/15/26)	3,855	3,313,356
4.88%, 07/15/26 (Call 10/03/22)(b)	8,386	8,164,032
Brambles USA Inc., 4.13%, 10/23/25
(Call 07/25/25)(a)(b)	1,369	1,341,922
CCL Industries Inc., 3.25%, 10/01/26
(Call 07/01/26)(a)(b)	1,410	1,325,961
Graphic Packaging International LLC 0.82%, 04/15/24 (Call 03/15/24)(b)	9,603	9,026,660

Security	Par (000)	Value

Packaging & Containers (continued)
1.51%, 04/15/26 (Call 03/15/26)(a)(b)	$6,860	$6,132,124
Packaging Corp. of America, 3.65%, 09/15/24
(Call 06/15/24)(a)	2,924	2,899,892
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(a)(b)	5,314	4,659,560
Silgan Holdings Inc., 1.40%, 04/01/26
(Call 03/01/26)(b)	3,905	3,413,311
Sonoco Products Co. 1.80%, 02/01/25 (Call 02/01/23)(a)	13,220	12,450,370
2.25%, 02/01/27 (Call 01/01/27)(a)	7,640	6,940,544
WRKCo Inc. 3.00%, 09/15/24 (Call 07/15/24)(a)	4,875	4,743,625
3.75%, 03/15/25 (Call 01/15/25)(a)	5,218	5,127,813
4.65%, 03/15/26 (Call 01/15/26)(a)	6,669	6,694,095

		109,195,411

Pharmaceuticals — 3.7%
AbbVie Inc. 2.60%, 11/21/24 (Call 10/21/24)	29,993	28,985,806
2.95%, 11/21/26 (Call 09/21/26)	25,626	24,173,084
3.20%, 05/14/26 (Call 02/14/26)	15,490	14,842,924
3.60%, 05/14/25 (Call 02/14/25)(a)	29,134	28,599,882
3.75%, 11/14/23 (Call 10/14/23)(a)	10,418	10,393,855
3.80%, 03/15/25 (Call 12/15/24)	23,274	23,003,306
3.85%, 06/15/24 (Call 03/15/24)(a)	8,065	8,024,942
AmerisourceBergen Corp. 3.25%, 03/01/25 (Call 12/01/24)(a)	1,505	1,471,634
3.40%, 05/15/24 (Call 02/15/24)	6,169	6,090,985
Astrazeneca Finance LLC 0.70%, 05/28/24 (Call 10/03/22)	13,309	12,598,566
1.20%, 05/28/26 (Call 04/28/26)(a)	8,205	7,408,350
AstraZeneca PLC 0.70%, 04/08/26 (Call 03/08/26)	9,670	8,607,805
3.13%, 06/12/27 (Call 03/12/27)(a)	2,717	2,618,667
3.38%, 11/16/25	14,761	14,490,044
Bayer U.S. Finance II LLC 3.38%, 07/15/24 (Call 04/15/24)(a)(b)	6,115	5,979,639
3.88%, 12/15/23 (Call 11/15/23)(b)	18,676	18,528,944
4.25%, 12/15/25 (Call 10/15/25)(a)(b)	21,128	20,782,361
5.50%, 08/15/25(b)	1,081	1,080,143
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	13,663	13,385,798
Becton Dickinson and Co. 3.36%, 06/06/24 (Call 04/06/24)	9,989	9,869,997
3.70%, 06/06/27 (Call 03/06/27)	11,051	10,732,892
3.73%, 12/15/24 (Call 09/15/24)(a)	7,361	7,295,293
Bristol-Myers Squibb Co. 0.54%, 11/13/23 (Call 10/03/22)(a)	3,475	3,359,002
0.75%, 11/13/25 (Call 10/13/25)	6,378	5,802,858
2.90%, 07/26/24 (Call 06/26/24)(a)	21,052	20,780,774
3.20%, 06/15/26 (Call 04/15/26)(a)	12,989	12,728,644
3.25%, 11/01/23(a)	1,334	1,328,343
3.25%, 02/27/27(a)	3,000	2,938,782
3.63%, 05/15/24 (Call 02/15/24)	2,445	2,441,402
6.80%, 11/15/26(a)	80	89,071
Cardinal Health Inc. 3.08%, 06/15/24 (Call 04/15/24)	7,720	7,569,580
3.41%, 06/15/27 (Call 03/15/27)(a)	5,378	5,174,319
3.50%, 11/15/24 (Call 08/15/24)(a)	3,650	3,622,913
3.75%, 09/15/25 (Call 06/15/25)	4,869	4,811,866
Cigna Corp. 0.61%, 03/15/24 (Call 10/03/22)(a)	5,694	5,426,857
1.25%, 03/15/26 (Call 02/15/26)(a)	4,463	4,021,177

S C H E D U L E O F I N V E S T M E N T S	141

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.25%, 04/15/25 (Call 01/15/25)	$8,440	$8,246,724
3.40%, 03/01/27 (Call 12/01/26)	7,266	6,926,686
3.50%, 06/15/24 (Call 03/17/24)	6,912	6,859,459
4.13%, 11/15/25 (Call 09/15/25)(a)	18,795	18,669,411
4.50%, 02/25/26 (Call 11/27/25)	11,510	11,534,037
CVS Health Corp. 1.30%, 08/21/27 (Call 06/21/27)	11,391	9,862,241
2.63%, 08/15/24 (Call 07/15/24)	8,112	7,921,442
2.88%, 06/01/26 (Call 03/01/26)(a)	9,124	8,707,959
3.00%, 08/15/26 (Call 06/15/26)(a)	6,885	6,621,165
3.38%, 08/12/24 (Call 05/12/24)(a)	5,594	5,534,315
3.63%, 04/01/27 (Call 02/01/27)(a)	7,532	7,325,185
3.88%, 07/20/25 (Call 04/20/25)	21,150	21,001,622
4.00%, 12/05/23 (Call 09/05/23)(a)	1,452	1,456,401
4.10%, 03/25/25 (Call 01/25/25)(a)	7,780	7,796,044
5.00%, 12/01/24 (Call 09/01/24)	2,857	2,894,082
6.25%, 06/01/27(a)	345	373,550
Eli Lilly & Co. 2.75%, 06/01/25 (Call 03/01/25)(a)	5,632	5,524,061
3.10%, 05/15/27 (Call 02/15/27)(a)	1,909	1,859,602
5.50%, 03/15/27(a)	3,200	3,423,525
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	14,283	13,890,085
Evernorth Health Inc. 3.50%, 06/15/24 (Call 03/17/24)	1,207	1,182,017
4.50%, 02/25/26 (Call 11/27/25)	895	897,272
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	7,286	7,246,653
GlaxoSmithKline Capital PLC 0.53%, 10/01/23 (Call 10/03/22)	8,066	7,809,249
3.00%, 06/01/24 (Call 05/01/24)(a)	10,036	9,930,791
Johnson & Johnson 0.55%, 09/01/25 (Call 08/01/25)	7,461	6,837,882
2.45%, 03/01/26 (Call 12/01/25)(a)	14,884	14,299,642
2.63%, 01/15/25 (Call 11/15/24)(a)	8,309	8,139,903
2.95%, 03/03/27 (Call 12/03/26)(a)	5,317	5,163,689
3.38%, 12/05/23(a)	4,212	4,249,598
6.73%, 11/15/23(a)	208	217,524
McKesson Corp. 0.90%, 12/03/25 (Call 11/03/25)(a)	2,398	2,157,002
1.30%, 08/15/26 (Call 07/15/26)	4,871	4,341,682
3.80%, 03/15/24 (Call 12/15/23)(a)	8,600	8,588,475
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)(a)	6,568	6,587,594
Merck & Co. Inc. 0.75%, 02/24/26 (Call 01/24/26)(a)	5,016	4,534,373
1.70%, 06/10/27 (Call 05/10/27)(a)	11,720	10,633,480
2.75%, 02/10/25 (Call 11/10/24)(a)	14,299	13,978,705
2.90%, 03/07/24 (Call 02/07/24)	6,816	6,750,385
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)(a)	5,550	5,545,770
Novartis Capital Corp. 1.75%, 02/14/25 (Call 01/14/25)	8,238	7,883,255
2.00%, 02/14/27 (Call 12/14/26)	6,727	6,245,825
3.00%, 11/20/25 (Call 08/20/25)(a)	8,351	8,172,835
3.10%, 05/17/27 (Call 02/17/27)	7,487	7,263,480
3.40%, 05/06/24(a)	8,251	8,201,421
Pfizer Inc. 0.80%, 05/28/25 (Call 04/28/25)	7,315	6,771,382
2.75%, 06/03/26(a)	8,844	8,580,887
2.95%, 03/15/24 (Call 02/15/24)(a)	7,653	7,577,450
3.00%, 12/15/26(a)	7,008	6,818,113
3.40%, 05/15/24(a)	4,938	4,920,002

Security	Par (000)	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)(a)	$20,786	$19,868,155
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23
(Call 10/26/23)	12,324	12,343,570
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)	17,468	16,415,439
Viatris Inc. 1.65%, 06/22/25 (Call 05/22/25)(a)	6,862	6,254,768
2.30%, 06/22/27 (Call 04/22/27)	6,266	5,394,861
Wyeth LLC, 6.45%, 02/01/24(a)	6,521	6,762,929
Zeneca Wilmington Inc., 7.00%, 11/15/23(a)	710	735,525
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)(a)	6,533	6,612,944

		791,402,628

Pipelines — 2.6%
Boardwalk Pipelines LP 4.45%, 07/15/27 (Call 04/15/27)(a)	5,255	5,040,836
4.95%, 12/15/24 (Call 09/15/24)(a)	7,585	7,628,026
5.95%, 06/01/26 (Call 03/01/26)(a)	2,627	2,712,943
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/27 (Call 01/01/27)	8,295	8,278,653
5.88%, 03/31/25 (Call 10/02/24)(a)	14,431	14,724,472
7.00%, 06/30/24 (Call 01/01/24)	12,357	12,702,284
Colonial Pipeline Co., 3.75%, 10/01/25
(Call 07/01/25)(a)(b)	1,345	1,317,273
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	2,369	2,314,165
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	10,387	10,344,795
DCP Midstream Operating LP, 5.63%, 07/15/27
(Call 04/15/27)	3,000	3,037,500
Enbridge Energy Partners LP, 5.88%, 10/15/25
(Call 07/15/25)(a)	5,328	5,510,353
Enbridge Inc. 1.60%, 10/04/26 (Call 09/04/26)	7,060	6,277,248
2.15%, 02/16/24	2,885	2,797,011
2.50%, 01/15/25 (Call 12/15/24)	5,646	5,410,018
2.50%, 02/14/25(a)	3,700	3,548,998
3.50%, 06/10/24 (Call 03/10/24)	5,260	5,198,841
3.70%, 07/15/27 (Call 04/15/27)(a)	3,724	3,566,582
4.25%, 12/01/26 (Call 09/01/26)	4,150	4,084,940
5.50%, 07/15/77 (Call 07/15/27),
(3 mo. LIBOR US + 3.418%)(c)	5,703	5,218,101
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(a)(c)	3,105	2,958,349
Energy Transfer LP 2.90%, 05/15/25 (Call 04/15/25)	8,759	8,297,213
3.90%, 05/15/24 (Call 02/15/24)(a)	5,439	5,363,711
3.90%, 07/15/26 (Call 04/15/26)(a)	3,661	3,501,605
4.05%, 03/15/25 (Call 12/15/24)	9,403	9,229,993
4.20%, 04/15/27 (Call 01/15/27)	3,687	3,534,843
4.25%, 04/01/24 (Call 01/01/24)(a)	4,820	4,810,153
4.40%, 03/15/27 (Call 12/15/26)(a)	890	862,321
4.50%, 04/15/24 (Call 03/15/24)(a)	6,502	6,478,558
4.75%, 01/15/26 (Call 10/15/25)	7,782	7,714,686
4.90%, 02/01/24 (Call 11/01/23)(a)	3,890	3,904,704
5.50%, 06/01/27 (Call 03/01/27)(a)	6,908	6,977,598
5.88%, 01/15/24 (Call 10/15/23)	9,614	9,741,791
5.95%, 12/01/25 (Call 09/01/25)	3,652	3,741,960
7.60%, 02/01/24 (Call 11/01/23)	1,881	1,944,332
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	5,871	5,868,513

142	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC 3.70%, 02/15/26 (Call 11/15/25)(a)	$2,816	$2,780,829
3.75%, 02/15/25 (Call 11/15/24)	11,936	11,851,176
3.90%, 02/15/24 (Call 11/15/23)(a)	10,716	10,683,338
3.95%, 02/15/27 (Call 11/15/26)(a)	2,458	2,430,957
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(a)(b)	806	797,438
Gray Oak Pipeline LLC, 2.60%, 10/15/25
(Call 09/15/25)(b)	4,503	4,143,281
Gulfstream Natural Gas System LLC 4.60%, 09/15/25 (Call 06/15/25)(b)	681	670,859
6.19%, 11/01/25(b)	393	404,918
Kinder Morgan Energy Partners LP 4.15%, 02/01/24 (Call 11/01/23)(a)	6,228	6,224,660
4.25%, 09/01/24 (Call 06/01/24)	6,540	6,532,904
4.30%, 05/01/24 (Call 02/01/24)	5,951	5,973,518
Kinder Morgan Inc. 1.75%, 11/15/26 (Call 10/15/26)	1,243	1,110,526
4.30%, 06/01/25 (Call 03/01/25)(a)	13,107	13,060,257
5.63%, 11/15/23 (Call 08/15/23)(b)	6,238	6,296,984
Magellan Midstream Partners LP 3.20%, 03/15/25 (Call 12/15/24)(a)	735	707,778
5.00%, 03/01/26 (Call 12/01/25)(a)	4,120	4,174,743
Midwest Connector Capital Co. LLC, 3.90%, 04/01/24 (Call 03/01/24)(b)	5,091	4,959,926
MPLX LP 1.75%, 03/01/26 (Call 02/01/26)	10,373	9,387,591
4.00%, 02/15/25 (Call 11/15/24)(a)	5,473	5,400,808
4.13%, 03/01/27 (Call 12/01/26)	6,096	5,909,784
4.88%, 12/01/24 (Call 09/01/24)	10,578	10,673,554
4.88%, 06/01/25 (Call 03/01/25)(a)	10,045	10,088,223
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	5,440	5,271,599
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)	2,087	2,010,389
ONEOK Inc. 2.20%, 09/15/25 (Call 08/15/25)	4,001	3,707,223
2.75%, 09/01/24 (Call 08/01/24)	6,501	6,304,338
4.00%, 07/13/27 (Call 04/13/27)	2,575	2,460,190
5.85%, 01/15/26 (Call 12/15/25)	2,622	2,688,564
ONEOK Partners LP, 4.90%, 03/15/25
(Call 12/15/24)(a)	5,089	5,085,800
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24 (Call 08/01/24)(a)	10,022	9,783,065
4.50%, 12/15/26 (Call 09/15/26)(a)	4,059	3,961,181
4.65%, 10/15/25 (Call 07/15/25)	8,517	8,422,511
Sabine Pass Liquefaction LLC 5.00%, 03/15/27 (Call 09/15/26)	8,859	8,828,240
5.63%, 03/01/25 (Call 12/01/24)	18,160	18,497,229
5.75%, 05/15/24 (Call 02/15/24)	17,226	17,472,437
5.88%, 06/30/26 (Call 12/31/25)	8,833	9,078,512
Spectra Energy Partners LP 3.38%, 10/15/26 (Call 07/15/26)(a)	5,386	5,131,280
3.50%, 03/15/25 (Call 12/15/24)(a)	4,998	4,888,494
4.75%, 03/15/24 (Call 12/15/23)(a)	8,801	8,846,619
Targa Resources Corp., 5.20%, 07/01/27
(Call 06/01/27)(a)	5,100	5,087,162
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27
(Call 10/03/22)(a)	3,345	3,441,169
TC PipeLines LP 3.90%, 05/25/27 (Call 02/25/27)(a)	2,192	2,129,190

Security	Par (000)	Value

Pipelines (continued)
4.38%, 03/13/25 (Call 12/13/24)	$4,809	$4,793,747
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	2,057	2,197,170
TransCanada PipeLines Ltd. 1.00%, 10/12/24 (Call 09/12/24)(a)	11,935	11,125,696
4.88%, 01/15/26 (Call 10/15/25)	7,100	7,160,772
Transcanada Trust 5.30%, 03/15/77 (Call 03/15/27),
(3 mo. LIBOR US + 3.208%)(c)	8,645	7,975,099
5.63%, 05/20/75 (Call 05/20/25)(a)(c)	4,962	4,794,284
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(a)(c)	8,842	8,676,213
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	7,304	7,978,313
Williams Companies Inc. (The) 3.75%, 06/15/27 (Call 03/15/27)(a)	8,700	8,394,386
3.90%, 01/15/25 (Call 10/15/24)	8,380	8,275,258
4.00%, 09/15/25 (Call 06/15/25)(a)	6,147	6,079,464
4.30%, 03/04/24 (Call 12/04/23)	9,089	9,091,614
4.50%, 11/15/23 (Call 08/15/23)(a)	5,662	5,677,395
4.55%, 06/24/24 (Call 03/24/24)	10,569	10,592,038

		554,814,062

Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26
(Call 02/27/26)(a)(b)	2,659	2,589,957

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)(a)	4,873	4,826,359
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	5,307	5,342,147
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26
(Call 06/30/26)(a)(b)	355	337,495
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.88%, 03/20/27 (Call 12/20/26)(b)	4,251	4,086,970
Vonovia Finance BV, 5.00%, 10/02/23(b)	2,390	2,393,927

		16,986,898

Real Estate Investment Trusts — 3.0%
Alexandria Real Estate Equities Inc. 3.45%, 04/30/25 (Call 02/28/25)(a)	5,311	5,227,134
3.80%, 04/15/26 (Call 02/15/26)	3,496	3,409,126
3.95%, 01/15/27 (Call 10/15/26)	290	283,042
4.30%, 01/15/26 (Call 10/15/25)	1,446	1,435,864
American Tower Corp. 0.60%, 01/15/24	5,584	5,311,956
1.30%, 09/15/25 (Call 08/15/25)(a)	4,341	3,937,332
1.45%, 09/15/26 (Call 08/15/26)(a)	5,535	4,861,922
1.60%, 04/15/26 (Call 03/15/26)(a)	5,789	5,190,759
2.40%, 03/15/25 (Call 02/15/25)	6,329	5,997,037
2.75%, 01/15/27 (Call 11/15/26)	4,985	4,564,075
2.95%, 01/15/25 (Call 12/15/24)	6,110	5,885,240
3.13%, 01/15/27 (Call 10/15/26)(a)	1,990	1,853,248
3.38%, 05/15/24 (Call 04/15/24)	6,043	5,967,304
3.38%, 10/15/26 (Call 07/15/26)(a)	6,771	6,386,517
3.55%, 07/15/27 (Call 04/15/27)(a)	3,891	3,671,863
3.65%, 03/15/27 (Call 02/15/27)(a)	3,660	3,481,954
4.00%, 06/01/25 (Call 03/01/25)(a)	6,563	6,447,717
4.40%, 02/15/26 (Call 11/15/25)(a)	4,282	4,252,651
5.00%, 02/15/24(a)	9,215	9,305,164
AvalonBay Communities Inc. 2.90%, 10/15/26 (Call 07/15/26)(a)	2,066	1,947,852
2.95%, 05/11/26 (Call 02/11/26)	2,135	2,033,189
3.35%, 05/15/27 (Call 02/15/27)(a)	1,597	1,520,210
3.45%, 06/01/25 (Call 03/03/25)(a)	4,536	4,451,889

S C H E D U L E O F I N V E S T M E N T S	143

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 11/15/24 (Call 08/15/24)(a)	$2,358	$2,333,924
3.50%, 11/15/25 (Call 08/15/25)(a)	1,480	1,440,233
4.20%, 12/15/23 (Call 09/16/23)(a)	3,103	3,113,090
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	6,730	6,265,768
3.20%, 01/15/25 (Call 10/15/24)(a)	5,866	5,724,236
3.65%, 02/01/26 (Call 11/03/25)	7,441	7,230,936
3.80%, 02/01/24 (Call 11/01/23)(a)	6,158	6,113,820
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)(a)	1,326	1,300,930
Brixmor Operating Partnership LP 3.65%, 06/15/24 (Call 04/15/24)	3,442	3,360,002
3.85%, 02/01/25 (Call 11/01/24)(a)	5,966	5,817,450
3.90%, 03/15/27 (Call 12/15/26)(a)	2,444	2,316,337
4.13%, 06/15/26 (Call 03/15/26)(a)	4,295	4,152,108
Camden Property Trust 3.50%, 09/15/24 (Call 06/15/24)(a)	684	668,947
4.25%, 01/15/24 (Call 10/15/23)(a)	626	622,520
Corporate Office Properties LP, 2.25%, 03/15/26
(Call 02/15/26)(a)	2,018	1,808,754
Crown Castle Inc. 1.05%, 07/15/26 (Call 06/15/26)(a)	8,008	7,013,808
3.20%, 09/01/24 (Call 07/01/24)(a)	7,740	7,616,190
3.70%, 06/15/26 (Call 03/15/26)	5,981	5,794,120
4.00%, 03/01/27 (Call 12/01/26)	1,877	1,821,934
4.45%, 02/15/26 (Call 11/15/25)(a)	7,007	6,971,819
Crown Castle International Corp. 1.35%, 07/15/25 (Call 06/15/25)	5,523	5,060,985
2.90%, 03/15/27 (Call 02/15/27)	5,670	5,253,016
CubeSmart LP 3.13%, 09/01/26 (Call 06/01/26)(a)	1,085	1,021,014
4.00%, 11/15/25 (Call 08/15/25)	841	818,672
Digital Realty Trust LP, 3.70%, 08/15/27
(Call 05/15/27)(a)	6,531	6,234,293
Duke Realty LP, 3.25%, 06/30/26 (Call 03/30/26)	1,031	984,367
EPR Properties 4.50%, 04/01/25 (Call 01/01/25)(a)	2,000	1,930,096
4.50%, 06/01/27 (Call 03/01/27)	4,100	3,721,891
4.75%, 12/15/26 (Call 09/15/26)(a)	2,995	2,820,956
Equinix Inc. 1.00%, 09/15/25 (Call 08/15/25)	16,486	14,872,248
1.25%, 07/15/25 (Call 06/15/25)(a)	3,131	2,863,565
1.45%, 05/15/26 (Call 04/15/26)	4,000	3,577,898
1.80%, 07/15/27 (Call 05/15/27)	1,760	1,540,068
2.63%, 11/18/24 (Call 10/18/24)(a)	6,718	6,467,077
2.90%, 11/18/26 (Call 09/18/26)(a)	4,495	4,193,699
ERP Operating LP 2.85%, 11/01/26 (Call 08/01/26)	2,282	2,171,399
3.25%, 08/01/27 (Call 05/01/27)	3,000	2,824,958
3.38%, 06/01/25 (Call 03/01/25)(a)	1,781	1,735,916
Essex Portfolio LP 3.38%, 04/15/26 (Call 01/15/26)(a)	1,875	1,796,666
3.50%, 04/01/25 (Call 01/01/25)(a)	2,960	2,898,668
3.63%, 05/01/27 (Call 02/01/27)	3,562	3,406,571
3.88%, 05/01/24 (Call 02/01/24)(a)	3,688	3,661,794
Federal Realty Investment Trust 1.25%, 02/15/26 (Call 01/15/26)(a)	2,665	2,397,244
3.95%, 01/15/24 (Call 10/15/23)(a)	2,543	2,530,515
Federal Realty OP LP, 3.25%, 07/15/27
(Call 04/15/27)(a)	1,942	1,834,332

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc. 3.35%, 09/01/24 (Call 08/01/24)	$2,791	$2,662,649
5.25%, 06/01/25 (Call 03/01/25)(a)	7,147	7,059,449
5.38%, 11/01/23 (Call 08/01/23)	3,994	3,943,116
5.38%, 04/15/26 (Call 01/15/26)	8,630	8,480,550
Healthcare Realty Holdings LP 3.50%, 08/01/26 (Call 05/01/26)(a)	3,991	3,806,706
3.75%, 07/01/27 (Call 04/01/27)(a)	2,121	2,029,471
3.88%, 05/01/25 (Call 02/01/25)(a)	805	781,474
Healthpeak Properties Inc. 1.35%, 02/01/27 (Call 01/01/27)(a)	2,950	2,586,771
3.25%, 07/15/26 (Call 05/15/26)(a)	4,215	4,049,021
3.40%, 02/01/25 (Call 11/01/24)(a)	1,066	1,041,212
4.00%, 06/01/25 (Call 03/01/25)(a)	3,175	3,139,046
Highwoods Realty LP, 3.88%, 03/01/27
(Call 12/01/26)(a)	192	182,675
Host Hotels & Resorts LP 3.88%, 04/01/24 (Call 02/01/24)	3,326	3,285,264
Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	4,427	4,275,987
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	675	658,608
Kilroy Realty LP 3.45%, 12/15/24 (Call 09/15/24)(a)	3,264	3,190,387
4.38%, 10/01/25 (Call 07/01/25)	993	979,844
Kimco Realty Corp. 2.70%, 03/01/24 (Call 01/01/24)	3,119	3,053,883
2.80%, 10/01/26 (Call 07/01/26)	4,442	4,162,715
3.25%, 08/15/26 (Call 05/15/26)(a)	1,495	1,415,251
3.30%, 02/01/25 (Call 12/01/24)(a)	4,617	4,509,465
3.80%, 04/01/27 (Call 01/01/27)(a)	100	95,641
Kite Realty Group LP, 4.00%, 10/01/26
(Call 07/01/26)(a)	1,041	987,089
Kite Realty Group Trust, 4.00%, 03/15/25
(Call 12/15/24)(a)	675	657,691
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(a)	4,047	3,896,584
Mid-America Apartments LP 1.10%, 09/15/26 (Call 08/15/26)	2,673	2,335,795
3.60%, 06/01/27 (Call 03/01/27)	100	95,968
3.75%, 06/15/24 (Call 03/15/24)(a)	1,488	1,475,721
4.00%, 11/15/25 (Call 08/15/25)(a)	2,982	2,921,062
4.30%, 10/15/23 (Call 07/15/23)(a)	938	937,988
National Retail Properties Inc. 3.60%, 12/15/26 (Call 09/15/26)(a)	983	935,978
3.90%, 06/15/24 (Call 03/15/24)(a)	3,478	3,444,706
4.00%, 11/15/25 (Call 08/15/25)(a)	3,101	3,043,170
Office Properties Income Trust 2.40%, 02/01/27 (Call 01/01/27)	2,364	1,787,635
2.65%, 06/15/26 (Call 05/15/26)	2,520	2,028,888
4.25%, 05/15/24 (Call 02/15/24)(a)	2,700	2,570,184
4.50%, 02/01/25 (Call 11/01/24)(a)	5,138	4,806,569
Omega Healthcare Investors Inc. 4.50%, 01/15/25 (Call 10/15/24)(a)	3,605	3,572,753
4.50%, 04/01/27 (Call 01/01/27)(a)	2,486	2,380,818
4.95%, 04/01/24 (Call 01/01/24)(a)	1,999	2,004,196
5.25%, 01/15/26 (Call 10/15/25)(a)	4,134	4,098,645
Physicians Realty LP, 4.30%, 03/15/27
(Call 12/15/26)(a)	2,776	2,691,770
Piedmont Operating Partnership LP, 4.45%, 03/15/24
(Call 12/15/23)	380	379,904
Prologis LP 2.13%, 04/15/27 (Call 02/15/27)(a)	2,184	2,013,946
3.25%, 10/01/26 (Call 07/01/26)	1,804	1,739,679

144	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Public Storage 0.88%, 02/15/26 (Call 01/15/26)(a)	$3,790	$3,411,800
1.50%, 11/09/26 (Call 10/09/26)(a)	4,265	3,873,278
Realty Income Corp. 0.75%, 03/15/26 (Call 02/15/26)	1,446	1,270,851
3.00%, 01/15/27 (Call 10/15/26)(a)	3,361	3,160,837
3.88%, 07/15/24 (Call 04/15/24)(a)	2,938	2,933,532
3.88%, 04/15/25 (Call 02/15/25)(a)	4,019	3,985,662
3.95%, 08/15/27 (Call 05/15/27)	4,735	4,627,688
4.13%, 10/15/26 (Call 07/15/26)(a)	5,422	5,369,486
4.60%, 02/06/24 (Call 11/06/23)(a)	3,789	3,816,813
4.63%, 11/01/25 (Call 09/01/25)(a)	5,286	5,350,084
4.88%, 06/01/26 (Call 03/01/26)(a)	2,169	2,208,928
Regency Centers LP 3.60%, 02/01/27 (Call 11/01/26)(a)	3,565	3,415,442
3.75%, 06/15/24 (Call 03/15/24)	440	432,540
3.90%, 11/01/25 (Call 08/01/25)(a)	1,245	1,206,293
Retail Opportunity Investments Partnership LP 4.00%, 12/15/24 (Call 09/15/24)(a)	335	326,057
5.00%, 12/15/23 (Call 09/15/23)(a)	2,201	2,205,020
Sabra Health Care LP, 5.13%, 08/15/26
(Call 05/15/26)(a)	3,380	3,264,890
Scentre Group Trust 1/Scentre Group Trust 2 3.25%, 10/28/25 (Call 07/30/25)(b)	3,738	3,553,894
3.50%, 02/12/25 (Call 11/14/24)(a)(b)	5,245	5,077,352
3.63%, 01/28/26 (Call 12/28/25)(b)	7,412	7,089,129
3.75%, 03/23/27 (Call 12/23/26)(a)(b)	4,970	4,699,892
Scentre Group Trust 2, 4.75%, 09/24/80
(Call 06/24/26)(a)(b)(c)	8,050	7,436,187
Simon Property Group LP 1.38%, 01/15/27 (Call 10/15/26)(a)	9,734	8,598,311
2.00%, 09/13/24 (Call 06/13/24)(a)	7,918	7,633,433
3.25%, 11/30/26 (Call 08/30/26)(a)	641	615,096
3.30%, 01/15/26 (Call 10/15/25)	5,921	5,742,594
3.38%, 10/01/24 (Call 07/01/24)(a)	6,592	6,517,169
3.38%, 06/15/27 (Call 03/15/27)	3,515	3,368,794
3.50%, 09/01/25 (Call 06/01/25)	7,978	7,865,528
3.75%, 02/01/24 (Call 11/01/23)	4,941	4,924,596
SITE Centers Corp. 3.63%, 02/01/25 (Call 11/01/24)(a)	3,812	3,668,751
4.25%, 02/01/26 (Call 11/01/25)(a)	1,781	1,734,313
4.70%, 06/01/27 (Call 03/01/27)	3,058	2,950,815
Spirit Realty LP 3.20%, 01/15/27 (Call 11/15/26)(a)	1,103	1,010,649
4.45%, 09/15/26 (Call 06/15/26)(a)	2,990	2,927,912
Tanger Properties LP 3.13%, 09/01/26 (Call 06/01/26)	3,290	3,055,091
3.88%, 07/15/27 (Call 04/15/27)(a)	1,605	1,499,180
Trust Fibra Uno, 5.25%, 01/30/26 (Call 10/30/25)(a)(b)	1,907	1,806,882
UDR Inc. 2.95%, 09/01/26 (Call 06/01/26)(a)	986	919,352
3.50%, 07/01/27 (Call 04/01/27)(a)	2,055	1,948,960
Ventas Realty LP 2.65%, 01/15/25 (Call 12/15/24)(a)	4,075	3,903,433
3.25%, 10/15/26 (Call 07/15/26)	3,780	3,572,324
3.50%, 04/15/24 (Call 03/15/24)	3,749	3,698,614
3.50%, 02/01/25 (Call 11/01/24)(a)	4,332	4,228,042
3.75%, 05/01/24 (Call 02/01/24)(a)	2,809	2,778,037
3.85%, 04/01/27 (Call 01/01/27)(a)	2,041	1,958,295
4.13%, 01/15/26 (Call 10/15/25)	2,794	2,740,562

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP 4.38%, 05/15/25	$1,890	$1,845,528
4.75%, 02/15/28 (Call 01/15/28)(a)	11,130	10,680,433
VICI Properties LP/VICI Note Co. Inc. 3.50%, 02/15/25 (Call 10/03/22)(a)(b)	6,455	6,079,751
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	6,365	5,755,296
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	9,630	9,020,132
4.50%, 09/01/26 (Call 06/01/26)(a)(b)	3,100	2,921,083
4.63%, 06/15/25 (Call 03/15/25)(a)(b)	1,040	1,006,677
5.63%, 05/01/24 (Call 02/01/24)(a)(b)	25	25,037
5.75%, 02/01/27 (Call 11/01/26)(b)	3,625	3,568,921
Vornado Realty LP 2.15%, 06/01/26 (Call 05/01/26)(a)	2,055	1,808,687
3.50%, 01/15/25 (Call 11/15/24)(a)	4,109	3,931,535
WEA Finance LLC, 2.88%, 01/15/27
(Call 11/15/26)(a)(b)	4,919	4,350,119
WEA Finance LLC/Westfield UK & Europe Finance
PLC, 3.75%, 09/17/24 (Call 06/17/24)(b)	7,977	7,648,353
Welltower Inc. 2.70%, 02/15/27 (Call 12/15/26)(a)	2,135	1,982,144
3.63%, 03/15/24 (Call 02/15/24)(a)	7,452	7,390,824
4.00%, 06/01/25 (Call 03/01/25)	9,922	9,796,371
4.25%, 04/01/26 (Call 01/01/26)(a)	4,975	4,935,972
4.50%, 01/15/24 (Call 10/15/23)	3,142	3,151,735
WP Carey Inc. 4.00%, 02/01/25 (Call 11/01/24)	2,150	2,128,922
4.25%, 10/01/26 (Call 07/01/26)	1,488	1,448,360
4.60%, 04/01/24 (Call 01/01/24)(a)	4,431	4,443,504

		644,025,575

Retail — 1.5%
7-Eleven Inc. 0.80%, 02/10/24 (Call 10/03/22)(b)	16,813	15,989,688
0.95%, 02/10/26 (Call 01/10/26)(a)(b)	11,269	10,003,904
Alimentation Couche-Tard Inc., 3.55%, 07/26/27
(Call 04/26/27)(b)	4,179	3,919,787
AutoNation Inc. 3.50%, 11/15/24 (Call 09/15/24)(a)	5,463	5,356,468
4.50%, 10/01/25 (Call 07/01/25)(a)	1,311	1,304,391
AutoZone Inc. 3.13%, 04/18/24 (Call 03/18/24)(a)	3,187	3,135,715
3.13%, 04/21/26 (Call 01/21/26)(a)	2,475	2,376,159
3.25%, 04/15/25 (Call 01/15/25)	2,387	2,317,879
3.63%, 04/15/25 (Call 03/15/25)	6,919	6,812,647
3.75%, 06/01/27 (Call 03/01/27)(a)	1,953	1,906,782
Costco Wholesale Corp. 1.38%, 06/20/27 (Call 04/20/27)	5,511	4,942,783
2.75%, 05/18/24 (Call 03/18/24)	9,012	8,932,702
3.00%, 05/18/27 (Call 02/18/27)(a)	2,390	2,327,356
Darden Restaurants Inc., 3.85%, 05/01/27
(Call 02/01/27)	2,563	2,475,021
Dollar General Corp. 3.88%, 04/15/27 (Call 01/15/27)(a)	3,636	3,569,106
4.15%, 11/01/25 (Call 08/01/25)	3,993	3,973,661
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)(a)	9,997	9,901,514
El Puerto de Liverpool SAB de CV 3.88%, 10/06/26(b)	250	243,750
3.95%, 10/02/24(b)	200	196,702
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)	405	380,697
Home Depot Inc. (The) 2.13%, 09/15/26 (Call 06/15/26)(a)	4,958	4,654,561
2.50%, 04/15/27 (Call 02/15/27)(a)	3,764	3,554,896

S C H E D U L E O F I N V E S T M E N T S	145

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.70%, 04/15/25 (Call 03/15/25)(a)	$3,045	$2,975,777
2.88%, 04/15/27 (Call 03/15/27)(a)	5,610	5,396,414
3.00%, 04/01/26 (Call 01/01/26)(a)	7,681	7,456,249
3.35%, 09/15/25 (Call 06/15/25)(a)	10,487	10,398,131
3.75%, 02/15/24 (Call 11/15/23)(a)	9,274	9,296,005
Lowe’s Companies Inc. 2.50%, 04/15/26 (Call 01/15/26)(a)	8,026	7,632,985
3.10%, 05/03/27 (Call 02/03/27)(a)	11,735	11,139,033
3.13%, 09/15/24 (Call 06/15/24)(a)	4,290	4,202,630
3.35%, 04/01/27 (Call 03/01/27)	4,865	4,689,405
3.38%, 09/15/25 (Call 06/15/25)(a)	5,758	5,638,666
4.00%, 04/15/25 (Call 03/15/25)	7,925	7,920,497
McDonald’s Corp. 1.45%, 09/01/25 (Call 08/01/25)(a)	3,086	2,870,112
3.25%, 06/10/24(a)	2,922	2,895,795
3.30%, 07/01/25 (Call 06/01/25)(a)	8,688	8,540,253
3.38%, 05/26/25 (Call 02/26/25)(a)	8,177	8,033,755
3.50%, 03/01/27 (Call 12/01/26)(a)	5,031	4,949,965
3.50%, 07/01/27 (Call 05/01/27)(a)	2,845	2,761,798
3.70%, 01/30/26 (Call 10/30/25)(a)	12,187	12,068,244
O’Reilly Automotive Inc., 3.55%, 03/15/26
(Call 12/15/25)	3,471	3,384,114
Ross Stores Inc. 0.88%, 04/15/26 (Call 03/15/26)(a)	4,910	4,348,480
3.38%, 09/15/24 (Call 06/15/24)(a)	2,526	2,482,943
4.60%, 04/15/25 (Call 03/15/25)	7,020	7,078,843
Starbucks Corp. 2.00%, 03/12/27 (Call 01/12/27)	2,032	1,851,729
2.45%, 06/15/26 (Call 03/15/26)(a)	1,837	1,741,146
3.80%, 08/15/25 (Call 06/15/25)(a)	10,786	10,740,017
Target Corp. 1.95%, 01/15/27 (Call 12/15/26)(a)	5,605	5,216,463
2.25%, 04/15/25 (Call 03/15/25)	12,712	12,212,853
2.50%, 04/15/26(a)	2,219	2,127,735
3.50%, 07/01/24(a)	9,674	9,645,841
TJX Companies Inc. (The), 2.25%, 09/15/26
(Call 06/15/26)(a)	2,697	2,548,479
Walgreens Boots Alliance Inc. 0.95%, 11/17/23 (Call 10/03/22)	3,600	3,473,532
3.45%, 06/01/26 (Call 03/01/26)(a)	9,789	9,492,099
3.80%, 11/18/24 (Call 08/18/24)(a)	5,000	4,970,155
Walmart Inc. 2.65%, 12/15/24 (Call 10/15/24)(a)	620	608,105
2.85%, 07/08/24 (Call 06/08/24)(a)	490	483,523
3.05%, 07/08/26 (Call 05/08/26)(a)	8,060	7,977,749
3.30%, 04/22/24 (Call 01/22/24)(a)	14,471	14,404,962
3.55%, 06/26/25 (Call 04/26/25)(a)	521	521,391

		322,452,042

Savings & Loans — 0.2%
Nationwide Building Society 0.55%, 01/22/24(a)(b)	5,244	4,972,047
1.50%, 10/13/26(b)	8,904	7,863,972
2.97%, 02/16/28 (Call 02/16/27)(b)(c)	5,300	4,772,843
3.90%, 07/21/25(b)	7,271	7,124,001
4.00%, 09/14/26(a)(b)	6,106	5,770,921
4.85%, 07/27/27(b)	3,975	3,947,142

		34,450,926

Semiconductors — 1.6%
Altera Corp., 4.10%, 11/15/23	4,161	4,180,658

Security	Par (000)	Value

Semiconductors (continued)
Analog Devices Inc. 2.95%, 04/01/25 (Call 03/01/25)(a)	$5,031	$4,924,124
3.50%, 12/05/26 (Call 09/05/26)(a)	5,763	5,665,029
Applied Materials Inc. 3.30%, 04/01/27 (Call 01/01/27)(a)	5,857	5,731,368
3.90%, 10/01/25 (Call 07/01/25)	6,107	6,110,260
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.13%, 01/15/25 (Call 11/15/24)(a)	5,802	5,664,502
3.63%, 01/15/24 (Call 11/15/23)	7,487	7,425,018
3.88%, 01/15/27 (Call 10/15/26)(a)	13,835	13,298,406
Broadcom Inc. 3.15%, 11/15/25 (Call 10/15/25)(a)	7,453	7,205,478
3.46%, 09/15/26 (Call 07/15/26)(a)	8,544	8,194,730
3.63%, 10/15/24 (Call 09/15/24)	6,518	6,439,912
Intel Corp. 2.60%, 05/19/26 (Call 02/19/26)(a)	7,909	7,565,371
2.70%, 06/17/24 (Call 04/17/24)(a)	410	401,858
2.88%, 05/11/24 (Call 03/11/24)(a)	4,992	4,926,115
3.15%, 05/11/27 (Call 02/11/27)	4,906	4,730,742
3.40%, 03/25/25 (Call 02/25/25)(a)	13,992	13,821,955
3.70%, 07/29/25 (Call 04/29/25)(a)	18,188	18,103,902
3.75%, 03/25/27 (Call 01/25/27)(a)	5,665	5,593,391
3.75%, 08/05/27(a)	5,000	4,910,497
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)(a)	3,451	3,506,351
Lam Research Corp. 3.75%, 03/15/26 (Call 01/15/26)	6,327	6,301,437
3.80%, 03/15/25 (Call 12/15/24)(a)	5,796	5,770,645
Marvell Technology Inc., 1.65%, 04/15/26
(Call 03/15/26)(a)	8,284	7,451,771
Maxim Integrated Products Inc., 3.45%, 06/15/27
(Call 03/15/27)(a)	1,015	974,676
Microchip Technology Inc. 0.97%, 02/15/24(a)	5,512	5,247,355
0.98%, 09/01/24	10,932	10,212,184
4.25%, 09/01/25 (Call 10/03/22)(a)	12,025	11,896,919
Micron Technology Inc. 4.19%, 02/15/27 (Call 12/15/26)(a)	6,138	5,974,233
4.98%, 02/06/26 (Call 12/06/25)	4,767	4,783,348
NVIDIA Corp. 0.58%, 06/14/24 (Call 06/14/23)	10,080	9,555,578
3.20%, 09/16/26 (Call 06/16/26)(a)	7,022	6,909,706
NXP BV/NXP Funding LLC 4.88%, 03/01/24 (Call 02/01/24)(a)	9,086	9,122,938
5.35%, 03/01/26 (Call 01/01/26)(a)	4,083	4,151,823
NXP BV/NXP Funding LLC/NXP USA Inc. 2.70%, 05/01/25 (Call 04/01/25)(a)	4,287	4,060,536
3.15%, 05/01/27 (Call 03/01/27)(a)	3,073	2,864,721
3.88%, 06/18/26 (Call 04/18/26)	5,509	5,328,494
4.40%, 06/01/27 (Call 05/01/27)	1,285	1,252,221
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(b)	1,338	1,248,983
QUALCOMM Inc. 2.90%, 05/20/24 (Call 03/20/24)(a)	8,492	8,375,374
3.25%, 05/20/27 (Call 02/20/27)(a)	8,948	8,731,298
3.45%, 05/20/25 (Call 02/20/25)(a)	7,988	7,896,457
Renesas Electronics Corp. 1.54%, 11/26/24 (Call 10/26/24)(a)(b)	2,435	2,259,232
2.17%, 11/25/26 (Call 10/25/26)(b)	5,916	5,245,168
SK Hynix Inc. 1.00%, 01/19/24(a)(b)	825	783,926
1.50%, 01/19/26(a)(b)	5,815	5,157,709

146	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Skyworks Solutions Inc., 1.80%, 06/01/26
(Call 05/01/26)	$4,090	$3,639,571
Texas Instruments Inc. 1.13%, 09/15/26 (Call 08/15/26)	3,605	3,266,253
1.38%, 03/12/25 (Call 02/12/25)	7,456	7,025,516
2.63%, 05/15/24 (Call 03/15/24)	4,126	4,066,599
TSMC Arizona Corp. 1.75%, 10/25/26 (Call 09/25/26)(a)	7,766	7,044,679
3.88%, 04/22/27 (Call 03/22/27)(a)	3,145	3,090,216
TSMC Global Ltd. 0.75%, 09/28/25 (Call 08/28/25)(a)(b)	8,472	7,616,863
1.25%, 04/23/26 (Call 03/23/26)(a)(b)	10,366	9,327,783
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(a)	7,979	7,897,905

		332,931,784

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25
(Call 04/01/25)(a)	4,017	3,930,573

Software — 2.1%
Activision Blizzard Inc. 3.40%, 09/15/26 (Call 06/15/26)(a)	4,102	4,003,606
3.40%, 06/15/27 (Call 03/15/27)	260	250,498
Adobe Inc. 1.90%, 02/01/25 (Call 01/01/25)	4,981	4,770,484
2.15%, 02/01/27 (Call 12/01/26)	4,407	4,129,775
3.25%, 02/01/25 (Call 11/01/24)(a)	8,525	8,436,961
Autodesk Inc. 3.50%, 06/15/27 (Call 03/15/27)(a)	2,391	2,303,368
4.38%, 06/15/25 (Call 03/15/25)(a)	1,876	1,886,726
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	4,215	4,085,341
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)(a)	2,278	2,292,663
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)(a)	6,686	6,532,909
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	1,619	1,644,278
Fidelity National Information Services Inc. 0.60%, 03/01/24	7,088	6,726,011
1.15%, 03/01/26 (Call 02/01/26)	9,892	8,774,062
4.50%, 07/15/25	4,125	4,130,719
4.70%, 07/15/27 (Call 06/15/27)(a)	11,440	11,412,974
Fiserv Inc. 2.25%, 06/01/27 (Call 04/01/27)(a)	4,774	4,299,210
2.75%, 07/01/24 (Call 06/01/24)	15,484	15,104,121
3.20%, 07/01/26 (Call 05/01/26)(a)	14,567	13,860,919
3.85%, 06/01/25 (Call 03/01/25)(a)	7,916	7,785,873
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	6,438	5,920,385
Intuit Inc. 0.95%, 07/15/25 (Call 06/15/25)(a)	5,441	5,004,860
1.35%, 07/15/27 (Call 05/15/27)	2,175	1,914,630
Microsoft Corp. 2.40%, 08/08/26 (Call 05/08/26)	22,194	21,183,925
2.70%, 02/12/25 (Call 11/12/24)(a)	16,906	16,624,768
2.88%, 02/06/24 (Call 12/06/23)(a)	18,556	18,363,828
3.13%, 11/03/25 (Call 08/03/25)	10,989	10,811,332
3.30%, 02/06/27 (Call 11/06/26)(a)	30,514	29,988,672
3.63%, 12/15/23 (Call 09/15/23)	11,398	11,424,186
Oracle Corp. 1.65%, 03/25/26 (Call 02/25/26)	22,485	20,276,316
2.50%, 04/01/25 (Call 03/01/25)(a)	27,334	25,947,868
2.65%, 07/15/26 (Call 04/15/26)(a)	18,964	17,486,871
2.80%, 04/01/27 (Call 02/01/27)(a)	12,090	11,067,286

Security	Par (000)	Value

Software (continued)
2.95%, 11/15/24 (Call 09/15/24)(a)	$16,843	$16,365,413
2.95%, 05/15/25 (Call 02/15/25)(a)	20,238	19,398,868
3.40%, 07/08/24 (Call 04/08/24)(a)	17,724	17,466,193
Roper Technologies Inc. 1.00%, 09/15/25 (Call 08/15/25)(a)	5,702	5,170,878
2.35%, 09/15/24 (Call 08/15/24)	5,554	5,363,783
3.80%, 12/15/26 (Call 09/15/26)(a)	1,539	1,506,550
3.85%, 12/15/25 (Call 09/15/25)	2,629	2,583,951
salesforce.com Inc., 0.63%, 07/15/24 (Call 10/03/22)(a)	915	866,474
Take-Two Interactive Software Inc. 3.30%, 03/28/24(a)	4,170	4,111,309
3.55%, 04/14/25	10,995	10,739,183
3.70%, 04/14/27 (Call 03/14/27)	10,965	10,551,786
VMware Inc. 1.00%, 08/15/24 (Call 10/03/22)	7,090	6,643,522
1.40%, 08/15/26 (Call 07/15/26)	10,710	9,442,600
3.90%, 08/21/27 (Call 05/21/27)	6,501	6,200,986
4.50%, 05/15/25 (Call 04/15/25)(a)	7,168	7,160,957
4.65%, 05/15/27 (Call 03/15/27)(a)	3,764	3,727,756
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)(a)	6,990	6,668,119

		442,413,753

Telecommunications — 2.2%
AT&T Inc. 0.90%, 03/25/24 (Call 09/12/22)	12,604	12,035,338
1.70%, 03/25/26 (Call 03/25/23)	24,166	22,059,495
2.30%, 06/01/27 (Call 04/01/27)(a)	13,518	12,301,696
2.95%, 07/15/26 (Call 04/15/26)	4,021	3,826,843
3.80%, 02/15/27 (Call 11/15/26)(a)	4,770	4,678,978
3.88%, 01/15/26 (Call 10/15/25)(a)	4,491	4,445,428
4.25%, 03/01/27 (Call 12/01/26)(a)	13,449	13,320,996
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24	5,124	4,874,647
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(a)(b)	4,443	4,493,989
Bharti Airtel Ltd., 4.38%, 06/10/25(b)	7,453	7,348,615
British Telecommunications PLC, 4.50%, 12/04/23
(Call 11/04/23)	8,545	8,565,485
Cisco Systems Inc. 2.50%, 09/20/26 (Call 06/20/26)(a)	8,337	8,001,881
2.95%, 02/28/26(a)	5,145	5,034,993
3.50%, 06/15/25(a)	5,395	5,383,464
3.63%, 03/04/24	9,925	9,947,684
Deutsche Telekom International Finance BV, 3.60%, 01/19/27 (Call 10/19/26)(a)(b)	13,425	13,047,428
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(a)(b)	2,862	2,819,538
Juniper Networks Inc., 1.20%, 12/10/25
(Call 11/10/25)(a)	2,909	2,609,109
KT Corp., 2.50%, 07/18/26(a)(b)	200	186,863
Level 3 Financing Inc., 3.40%, 03/01/27
(Call 01/01/27)(b)	3,847	3,412,140
Motorola Solutions Inc. 4.00%, 09/01/24(a)	773	766,848
7.50%, 05/15/25	118	123,879
NBN Co. Ltd. 0.88%, 10/08/24 (Call 09/08/24)(b)	7,677	7,126,492
1.45%, 05/05/26 (Call 04/05/26)(b)	7,856	7,038,237
1.63%, 01/08/27 (Call 12/08/26)(a)(b)	5,880	5,193,786
NTT Finance Corp. 0.58%, 03/01/24(b)	5,593	5,312,822
1.16%, 04/03/26 (Call 03/03/26)(b)	22,779	20,436,311

S C H E D U L E O F I N V E S T M E N T S	147

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.14%, 07/26/24(b)	$1,165	$1,166,695
4.24%, 07/25/25(a)(b)	2,575	2,570,774
4.37%, 07/27/27 (Call 06/27/27)(b)	1,555	1,559,120
Ooredoo International Finance Ltd. 3.75%, 06/22/26(a)(b)	1,487	1,475,491
5.00%, 10/19/25(b)	9,600	9,851,539
Rogers Communications Inc. 2.90%, 11/15/26 (Call 08/15/26)	2,842	2,677,241
2.95%, 03/15/25 (Call 03/15/23)(b)	10,810	10,451,861
3.20%, 03/15/27 (Call 02/15/27)(a)(b)	9,690	9,219,389
3.63%, 12/15/25 (Call 09/15/25)	7,370	7,157,012
5.25%, 03/15/82 (Call 03/15/27)(a)(b)(c)	4,000	3,649,120
Telefonica Emisiones SA, 4.10%, 03/08/27	8,386	8,134,553
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(a)(b)	3,414	3,328,077
TELUS Corp., 2.80%, 02/16/27 (Call 11/16/26)	2,257	2,121,868
T-Mobile USA Inc. 1.50%, 02/15/26 (Call 01/15/26)	7,679	6,913,474
2.25%, 02/15/26 (Call 02/15/23)	5,325	4,892,445
2.63%, 04/15/26 (Call 04/15/23)	9,150	8,467,181
3.50%, 04/15/25 (Call 03/15/25)	24,057	23,491,411
3.75%, 04/15/27 (Call 02/15/27)	26,842	25,738,812
5.38%, 04/15/27 (Call 09/12/22)	6,155	6,157,582
Verizon Communications Inc. 0.75%, 03/22/24	11,030	10,521,169
0.85%, 11/20/25 (Call 10/20/25)	22,663	20,391,906
1.45%, 03/20/26 (Call 02/20/26)(a)	18,415	16,799,091
2.63%, 08/15/26(a)	11,641	10,970,405
3.00%, 03/22/27 (Call 01/22/27)(a)	4,215	3,986,980
3.38%, 02/15/25	17,365	17,130,558
3.50%, 11/01/24 (Call 08/01/24)(a)	11,312	11,202,250
4.13%, 03/16/27	16,315	16,206,470
Vodafone Group PLC 3.75%, 01/16/24(a)	1,373	1,370,926
4.13%, 05/30/25(a)	13,572	13,523,227

		455,519,612

Toys, Games & Hobbies — 0.1%
Hasbro Inc. 3.00%, 11/19/24 (Call 10/19/24)	6,348	6,188,589
3.55%, 11/19/26 (Call 09/19/26)(a)	4,529	4,315,064

		10,503,653

Transportation — 1.0%
AP Moller - Maersk A/S, 3.88%, 09/28/25
(Call 06/28/25)(b)	3,642	3,607,248
Burlington Northern Santa Fe LLC 3.00%, 04/01/25 (Call 01/01/25)(a)	4,506	4,427,428
3.25%, 06/15/27 (Call 03/15/27)	2,175	2,121,694
3.40%, 09/01/24 (Call 06/01/24)	3,394	3,381,170
3.65%, 09/01/25 (Call 06/01/25)	3,203	3,187,468
3.75%, 04/01/24 (Call 01/01/24)(a)	5,855	5,864,214
7.00%, 12/15/25(a)	1,758	1,917,294
Canadian National Railway Co. 2.75%, 03/01/26 (Call 12/01/25)	3,110	2,977,762
2.95%, 11/21/24 (Call 08/21/24)(a)	1,252	1,227,549
Canadian Pacific Railway Co. 1.35%, 12/02/24 (Call 12/02/22)(a)	6,940	6,518,352
1.75%, 12/02/26 (Call 11/02/26)	4,585	4,158,558
2.90%, 02/01/25 (Call 11/01/24)	6,359	6,180,295
3.70%, 02/01/26 (Call 11/01/25)	1,060	1,038,590
CSX Corp. 2.60%, 11/01/26 (Call 08/01/26)(a)	4,837	4,579,964

Security	Par (000)	Value

Transportation (continued)
3.25%, 06/01/27 (Call 03/01/27)(a)	$3,770	$3,631,345
3.35%, 11/01/25 (Call 08/01/25)	4,168	4,078,589
3.40%, 08/01/24 (Call 05/01/24)	5,845	5,795,886
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)(a)	4,582	4,471,139
JB Hunt Transport Services Inc. 3.85%, 03/15/24 (Call 12/15/23)(a)	400	398,999
3.88%, 03/01/26 (Call 01/01/26)(a)	3,802	3,742,149
Kansas City Southern, 3.13%, 06/01/26
(Call 03/01/26)(a)	1,763	1,689,926
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27
(Call 03/06/27)(b)	4,855	4,563,521
Norfolk Southern Corp. 2.90%, 06/15/26 (Call 03/15/26)(a)	3,962	3,784,874
3.65%, 08/01/25 (Call 06/01/25)	1,660	1,635,573
3.85%, 01/15/24 (Call 10/15/23)(a)	2,598	2,595,125
5.59%, 05/17/25(a)	1,496	1,531,669
Pelabuhan Indonesia Persero PT 4.25%, 05/05/25(b)	12,140	12,000,390
4.88%, 10/01/24(a)(b)	6,527	6,560,875
Ryder System Inc. 1.75%, 09/01/26 (Call 08/01/26)	2,729	2,455,475
2.50%, 09/01/24 (Call 08/01/24)(a)	5,588	5,404,068
2.85%, 03/01/27 (Call 02/01/27)	3,855	3,556,871
2.90%, 12/01/26 (Call 10/01/26)(a)	291	270,849
3.35%, 09/01/25 (Call 08/01/25)(a)	3,355	3,233,279
3.65%, 03/18/24 (Call 02/18/24)	6,341	6,279,559
3.88%, 12/01/23 (Call 11/01/23)(a)	4,070	4,057,576
4.30%, 06/15/27 (Call 05/15/27)	4,285	4,181,392
4.63%, 06/01/25 (Call 05/01/25)(a)	2,918	2,913,963
TTX Co., 3.60%, 01/15/25(a)(b)	1,742	1,695,002
Union Pacific Corp. 2.15%, 02/05/27 (Call 12/05/26)(a)	390	362,082
2.75%, 03/01/26 (Call 12/01/25)	4,533	4,350,471
3.00%, 04/15/27 (Call 01/15/27)(a)	4,970	4,770,824
3.15%, 03/01/24 (Call 02/01/24)(a)	6,280	6,222,533
3.25%, 01/15/25 (Call 10/15/24)(a)	3,175	3,131,514
3.25%, 08/15/25 (Call 05/15/25)	4,031	3,967,502
3.65%, 02/15/24 (Call 11/15/23)	3,643	3,638,778
3.75%, 03/15/24 (Call 12/15/23)(a)	3,649	3,660,169
3.75%, 07/15/25 (Call 05/15/25)(a)	3,972	3,955,315
United Parcel Service Inc. 2.20%, 09/01/24 (Call 08/01/24)(a)	3,603	3,498,347
2.40%, 11/15/26 (Call 08/15/26)(a)	1,811	1,716,710
2.80%, 11/15/24 (Call 09/15/24)(a)	4,304	4,244,978
3.90%, 04/01/25 (Call 03/01/25)(a)	7,922	7,932,850
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)(a)	10,725	9,708,600

		202,876,353

Trucking & Leasing — 0.4%
DAE Funding LLC 1.55%, 08/01/24 (Call 07/01/24)(a)(b)	8,319	7,778,072
2.63%, 03/20/25 (Call 02/20/25)(b)	9,334	8,734,851
GATX Corp. 3.25%, 03/30/25 (Call 12/30/24)(a)	1,770	1,713,452
3.25%, 09/15/26 (Call 06/15/26)(a)	1,079	1,016,869
3.85%, 03/30/27 (Call 12/30/26)(a)	1,515	1,428,425
4.35%, 02/15/24 (Call 01/15/24)(a)	2,415	2,419,834
Penske Truck Leasing Co. LP/PTL Finance Corp. 1.20%, 11/15/25 (Call 10/15/25)(b)	5,838	5,174,569
1.70%, 06/15/26 (Call 05/15/26)(a)(b)	9,345	8,295,749
2.70%, 11/01/24 (Call 10/01/24)(a)(b)	4,192	4,016,566

148	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
3.40%, 11/15/26 (Call 08/15/26)(a)(b)	$3,992	$3,745,610
3.45%, 07/01/24 (Call 06/01/24)(a)(b)	5,887	5,744,426
3.90%, 02/01/24 (Call 01/01/24)(b)	5,780	5,715,925
3.95%, 03/10/25 (Call 01/10/25)(b)	5,829	5,707,600
4.00%, 07/15/25 (Call 06/15/25)(a)(b)	3,039	2,973,087
4.20%, 04/01/27 (Call 01/01/27)(b)	2,252	2,166,037
4.40%, 07/01/27 (Call 06/01/27)(b)	2,395	2,328,599
4.45%, 01/29/26 (Call 11/29/25)(b)	3,356	3,302,127
SMBC Aviation Capital Finance DAC 1.90%, 10/15/26 (Call 09/15/26)(a)(b)	5,196	4,456,018
3.55%, 04/15/24 (Call 03/15/24)(a)(b)	5,447	5,290,220

		82,008,036

Venture Capital — 0.0%
Hercules Capital Inc. 2.63%, 09/16/26 (Call 08/16/26)(a)	4,030	3,391,044
3.38%, 01/20/27 (Call 12/20/26)(a)	2,450	2,108,017

		5,499,061

Water — 0.0%
American Water Capital Corp. 3.00%, 12/01/26 (Call 09/01/26)	75	70,772
3.40%, 03/01/25 (Call 12/01/24)	3,755	3,707,797
3.85%, 03/01/24 (Call 12/01/23)(a)	1,622	1,616,748
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(a)(b)	815	804,317

		6,199,634

Total Corporate Bonds & Notes — 98.5% (Cost: $22,284,342,842)		20,884,615,150

Foreign Government Obligations(f)

Japan — 0.0%
Development Bank of Japan Inc. 0.50%, 03/04/24(b)	1,415	1,346,563
1.75%, 02/18/25(b)	645	613,556

		1,960,119

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(b)	9,520	8,826,064

South Korea — 0.3%
Korea Electric Power Corp. 1.13%, 06/15/25(b)	2,019	1,848,730
4.00%, 06/14/27(b)	3,050	3,006,914
7.00%, 02/01/27	14	15,609
Korea Gas Corp. 1.13%, 07/13/26(a)(b)	4,931	4,381,605
2.25%, 07/18/26(a)(b)	2,615	2,427,431
3.13%, 07/20/27(b)	50	47,243
3.50%, 07/02/26(b)	4,650	4,524,732
3.88%, 02/12/24(a)(b)	784	781,947
3.88%, 07/13/27(b)	3,000	2,951,339

Security	Par (000)	Value

South Korea (continued)
Korea Hydro & Nuclear Power Co. Ltd. 1.25%, 04/27/26(b)	$3,680	$3,303,893
3.13%, 07/25/27(b)	2,200	2,066,319
4.25%, 07/27/27(b)	3,000	2,974,713
Korea National Oil Corp. 1.25%, 04/07/26(b)	3,000	2,681,812
1.75%, 04/18/25(a)(b)	5,000	4,673,990
2.13%, 04/18/27(a)(b)	5,000	4,496,561
2.50%, 10/24/26(b)	4,609	4,269,402
2.63%, 04/14/26(b)	1,966	1,849,247
3.25%, 07/10/24(b)	424	416,462
3.25%, 10/01/25(b)	1,734	1,676,206
3.38%, 03/27/27(b)	3,000	2,862,485

		51,256,640

Total Foreign Government Obligations — 0.3% (Cost: $66,234,862)		62,042,823

Total Long-Term Investments — 98.8% (Cost: $22,350,577,704)		20,946,657,973

Short-Term Securities

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.42%(g)(h)(i)	1,528,101	1,528,559,006
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(g)(h)	28,830	28,830,000

Total Short-Term Securities — 7.3% (Cost: $1,556,788,559)		1,557,389,006

Total Investments in Securities — 106.1% (Cost: $23,907,366,263)		22,504,046,979

Liabilities in Excess of Other Assets — (6.1)%		(1,302,660,183)

Net Assets — 100.0%		$21,201,386,796

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	149

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In- stitutional, SL Agency Shares	$1,304,813,663	$223,556,895	(a)	$—		$(331,720)	$520,168	$1,528,559,006	1,528,101	$1,723,685	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	268,646,000	—		(239,816,000	)(a)	—	—	28,830,000	28,830	249,732		—

						$(331,720)	$520,168	$1,557,389,006		$1,973,417		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$20,884,615,150	$—	$20,884,615,150
Foreign Government Obligations	—	62,042,823	—	62,042,823
Money Market Funds	1,557,389,006	—	—	1,557,389,006

	$1,557,389,006	$20,946,657,973	$—	$22,504,046,979

See notes to financial statements.

150	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$1,522	$1,221,831
4.65%, 10/01/28 (Call 07/01/28)	1,674	1,624,948
4.75%, 03/30/30 (Call 12/30/29)	2,507	2,415,601
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)(a)	2,538	2,136,997
2.60%, 08/01/31 (Call 05/01/31)(a)	3,364	2,805,329
4.20%, 06/01/30 (Call 03/01/30)(a)	2,451	2,330,495

		12,535,201

Aerospace & Defense — 1.3%
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	4,476	3,590,397
3.40%, 04/15/30 (Call 01/15/30)(b)	5,760	5,243,813
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)(a)	4,327	3,718,152
3.20%, 03/01/29 (Call 12/01/28)(a)	4,932	4,357,508
3.25%, 02/01/28 (Call 12/01/27)	2,775	2,520,252
3.25%, 03/01/28 (Call 12/01/27)(a)	2,429	2,211,790
3.45%, 11/01/28 (Call 08/01/28)(a)	2,549	2,322,755
3.63%, 02/01/31 (Call 11/01/30)(a)	6,251	5,532,109
5.15%, 05/01/30 (Call 02/01/30)(a)	19,616	19,306,272
General Dynamics Corp.
2.25%, 06/01/31 (Call 03/01/31)(a)	2,115	1,833,647
2.63%, 11/15/27 (Call 08/15/27)	3,101	2,882,659
3.63%, 04/01/30 (Call 01/01/30)	4,583	4,414,657
3.75%, 05/15/28 (Call 02/15/28)(a)	3,741	3,684,401
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	2,899	2,308,478
2.90%, 12/15/29 (Call 09/15/29)(a)	1,895	1,670,736
4.40%, 06/15/28 (Call 03/15/28)	7,906	7,771,433
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)(a)	1,722	1,482,777
3.90%, 06/15/32 (Call 03/15/32)(a)	2,695	2,641,429
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	9,108	8,642,701
4.40%, 05/01/30 (Call 02/01/30)(a)	3,978	3,964,969
Northrop Grumman Systems Corp., 7.75%, 02/15/31	255	305,219
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	4,498	3,629,851
2.25%, 07/01/30 (Call 04/01/30)	4,609	3,936,819
2.38%, 03/15/32 (Call 12/15/31)	4,545	3,816,609
4.13%, 11/16/28 (Call 08/16/28)	15,681	15,355,780
6.70%, 08/01/28	100	109,541
7.50%, 09/15/29	250	291,324
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)(a)	3,257	2,823,795
2.75%, 04/01/31 (Call 01/01/31)(a)	4,690	3,906,701

		124,276,574

Agriculture — 0.9%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	8,030	6,069,118
3.40%, 05/06/30 (Call 02/06/30)	3,403	2,950,665
4.80%, 02/14/29 (Call 11/14/28)(a)	8,376	8,110,861
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)(a)	3,551	3,205,644
3.25%, 03/27/30 (Call 12/27/29)(a)	4,571	4,300,939
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	7,868	6,640,138

Security	Par (000)	Value

Agriculture (continued)
2.73%, 03/25/31 (Call 12/25/30)	$5,576	$4,462,263
3.46%, 09/06/29 (Call 06/06/29)(a)	2,283	1,970,978
4.74%, 03/16/32 (Call 12/16/31)	4,115	3,696,787
4.91%, 04/02/30 (Call 01/02/30)	4,656	4,384,808
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)	4,620	4,376,477
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (Call 02/14/31)(a)	4,749	3,985,794
3.75%, 09/25/27 (Call 06/25/27)(a)	2,565	2,484,204
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(b)	2,305	1,867,683
2.13%, 04/23/30 (Call 01/23/30)(b)	3,464	2,959,499
2.13%, 11/10/31 (Call 08/10/31)(a)(b)	4,571	3,789,889
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	2,768	2,592,068
4.00%, 06/22/32 (Call 03/22/32)(b)	3,035	2,938,310
Imperial Brands Finance PLC, 3.88%, 07/26/29 (Call 04/26/29)(b)	4,406	3,858,784
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)(a)	3,205	2,476,818
2.10%, 05/01/30 (Call 02/01/30)(a)	3,811	3,067,020
3.13%, 03/02/28 (Call 12/02/27)(a)	2,467	2,264,799
3.38%, 08/15/29 (Call 05/15/29)(a)	3,182	2,860,827
Viterra Finance BV
3.20%, 04/21/31 (Call 01/21/31)(b)	3,200	2,509,842
5.25%, 04/21/32 (Call 01/21/32)(a)(b)	1,160	1,056,835

		88,881,050

Airlines — 0.2%
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)(b)	16,292	15,564,329
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	2,583	2,171,137
3.45%, 11/16/27 (Call 08/16/27)(a)	1,225	1,154,892

		18,890,358

Apparel — 0.2%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	7,228	6,641,344
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a)	3,860	3,435,437
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)(a)	3,100	2,468,896
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	3,855	3,358,646

		15,904,323

Auto Manufacturers — 2.1%
American Honda Finance Corp.
1.80%, 01/13/31(a)	948	778,149
2.00%, 03/24/28(a)	3,222	2,860,224
2.25%, 01/12/29	2,840	2,494,156
3.50%, 02/15/28(a)	2,208	2,124,114
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)(b)	2,405	2,159,630
BMW U.S. Capital LLC
1.95%, 08/12/31 (Call 05/12/31)(a)(b)	2,302	1,875,160
2.55%, 04/01/31 (Call 01/01/31)(a)(b)	2,445	2,095,993
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	2,990	2,832,001
3.70%, 04/01/32 (Call 01/01/32)(a)(b)	2,390	2,228,871
3.75%, 04/12/28 (Call 01/12/28)(b)	2,805	2,693,167
3.95%, 08/14/28 (Call 05/14/28)(b)	2,389	2,301,845
4.15%, 04/09/30 (Call 01/09/30)(a)(b)	4,471	4,361,048
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)(a)	4,303	3,504,483
7.13%, 03/01/28(a)	110	123,286
Daimler Finance North America LLC
2.45%, 03/02/31(a)(b)	2,087	1,760,169
2.63%, 03/10/30(b)	1,820	1,580,115

S C H E D U L E O F I N V E S T M E N T S	151

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.10%, 08/15/29(a)(b)	$2,270	$2,054,800
4.30%, 02/22/29(a)(b)	2,035	1,990,510
Daimler Trucks Finance North America LLC
2.38%, 12/14/28(b)	3,175	2,704,560
2.50%, 12/14/31(b)	3,935	3,174,856
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	3,993	3,834,903
5.00%, 10/01/28 (Call 07/01/28)	4,007	3,894,883
5.40%, 10/15/29 (Call 08/15/29)(a)	1,550	1,512,240
5.60%, 10/15/32 (Call 07/15/32)(a)	2,500	2,393,293
6.80%, 10/01/27 (Call 08/01/27)(a)	4,913	5,235,556
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)(a)	4,479	3,468,248
2.40%, 04/10/28 (Call 02/10/28)	5,247	4,439,906
2.40%, 10/15/28 (Call 08/15/28)	4,305	3,579,683
2.70%, 06/10/31 (Call 03/10/31)	4,587	3,599,748
3.10%, 01/12/32 (Call 10/12/31)(a)	5,640	4,551,687
3.60%, 06/21/30 (Call 03/21/30)(a)	4,990	4,318,041
3.85%, 01/05/28 (Call 10/05/27)(a)	2,578	2,367,188
4.30%, 04/06/29 (Call 02/06/29)	580	535,293
5.65%, 01/17/29 (Call 10/17/28)(a)	2,931	2,925,435
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)(a)	5,405	4,847,529
Hyundai Capital America
1.80%, 01/10/28 (Call 11/08/27)(b)	2,803	2,329,549
2.00%, 06/15/28 (Call 04/15/28)(a)(b)	4,078	3,383,803
2.10%, 09/15/28 (Call 07/17/28)(b)	3,525	2,921,338
2.38%, 10/15/27 (Call 08/15/27)(b)	2,812	2,451,184
6.38%, 04/08/30 (Call 01/08/30)(b)	3,083	3,243,836
Kia Corp., 3.50%, 10/25/27(a)(b)	1,095	1,032,240
Mercedes-Benz Finance North America LLC
3.75%, 02/22/28(a)(b)	4,162	3,982,467
8.50%, 01/18/31	7,248	9,156,916
Nissan Motor Acceptance Co. LLC, 2.45%, 09/15/28 (Call 07/15/28)(b)	2,346	1,872,348
Nissan Motor Acceptance Corp., 2.75%, 03/09/28 (Call 01/09/28)(b)	3,630	3,012,678
Nissan Motor Co. Ltd.
4.35%, 09/17/27 (Call 07/17/27)(a)(b)	11,814	10,937,967
4.81%, 09/17/30 (Call 06/17/30)(b)	11,504	10,299,029
Stellantis Finance U.S. Inc., 2.69%, 09/15/31 (Call 06/15/31)(a)(b)	4,877	3,865,317
Toyota Motor Corp.
2.36%, 03/25/31 (Call 12/25/30)(a)	2,808	2,457,464
2.76%, 07/02/29(a)	2,087	1,913,651
3.67%, 07/20/28(a)	2,153	2,110,420
Toyota Motor Credit Corp.
1.65%, 01/10/31	2,388	1,949,324
1.90%, 04/06/28(a)	3,233	2,877,405
1.90%, 09/12/31(a)	3,742	3,091,939
2.15%, 02/13/30	3,704	3,206,521
2.40%, 01/13/32(a)	380	324,947
3.05%, 01/11/28	2,073	1,976,584
3.38%, 04/01/30(a)	4,187	3,951,188
3.65%, 01/08/29(a)	2,161	2,089,577
4.45%, 06/29/29(a)	5,000	5,036,620
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (Call 09/24/27)(a)(b)	3,030	2,569,586
3.75%, 05/13/30(b)	2,651	2,404,161
4.60%, 06/08/29 (Call 04/08/29)(a)(b)	1,015	977,654

Security	Par (000)	Value

Auto Manufacturers (continued)
4.75%, 11/13/28(a)(b)	$5,030	$4,926,931

		197,553,414

Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	994	930,573
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)(a)	3,185	2,676,877
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	2,050	1,580,558
3.50%, 05/30/30 (Call 02/28/30)(a)	1,479	1,287,112
3.80%, 09/15/27 (Call 06/15/27)(a)	2,044	1,930,649
4.25%, 05/15/29 (Call 02/15/29)(a)	1,904	1,755,293
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)(a)	3,865	3,307,956
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(b)	200	192,781

		13,661,799

Banks — 21.6%
ABN AMRO Bank NV
2.47%, 12/13/29 (Call 12/13/28)(a)(b)(c)	4,435	3,707,181
3.32%, 03/13/37 (Call 12/13/31)(a)(b)(c)	4,275	3,323,857
ANZ New Zealand Int’l Ltd./London
2.55%, 02/13/30(a)(b)	2,238	1,924,619
3.45%, 01/21/28(a)(b)	1,735	1,634,721
ASB Bank Ltd., 2.38%, 10/22/31(b)	2,006	1,647,589
Australia & New Zealand Banking Group Ltd., 2.57%, 11/25/35 (Call 11/25/30)(a)(b)(c)	6,073	4,783,409
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(b)	915	770,604
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(a)(b)	1,915	1,594,238
3.50%, 10/12/27(b)	890	838,825
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(b)	4,735	3,829,621
Banco Santander Chile, 3.18%, 10/26/31 (Call 07/28/31)(b)	1,245	1,064,475
Banco Santander SA
2.75%, 12/03/30(a)	6,935	5,384,880
2.96%, 03/25/31	3,655	2,985,057
3.23%, 11/22/32 (Call 11/22/31)(c)	4,759	3,637,902
3.31%, 06/27/29(a)	4,902	4,414,818
3.49%, 05/28/30(a)	4,817	4,122,956
3.80%, 02/23/28	4,957	4,527,141
4.38%, 04/12/28	5,946	5,597,481
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31)(a)(b)(c)	5,670	4,749,561
4.45%, 09/19/28(b)	2,588	2,565,564
9.03%, 03/15/29(b)	1,150	1,390,380
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(c)	13,105	10,321,597
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(c)	12,269	9,706,059
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(c)	14,585	12,399,747
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(c)	14,770	11,790,170
2.48%, 09/21/36 (Call 09/21/31)(c)	9,600	7,442,011
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(c)	12,952	10,866,615
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(c)	15,768	12,888,221

152	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(c)	$14,364	$12,118,888
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(c)	20,905	17,330,180
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(c)	9,820	8,524,913
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(c)	19,292	16,208,978
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(c)	12,103	10,773,101
3.25%, 10/21/27 (Call 10/21/26)(a)	10,389	9,802,519
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(c)	27,477	25,450,870
3.85%, 03/08/37 (Call 03/08/32)(a)(c)	9,335	8,028,439
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(c)	12,156	11,506,061
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(c)	14,366	13,479,329
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(c)	11,797	11,283,129
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(c)	14,780	14,111,449
5.02%, 07/22/33 (Call 07/22/32)(c)	21,875	21,670,823
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	9,978	9,728,400
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(c)	9,860	8,174,752
Bank of Montreal
3.09%, 01/10/37 (Call 01/10/32)(c)	4,875	3,910,581
3.80%, 12/15/32 (Call 12/15/27)(c)	5,637	5,134,232
Bank of New York Mellon Corp.
4.29%, 06/13/33 (Call 06/13/32)(a)(c)	3,030	2,956,734
4.60%, 07/26/30 (Call 07/26/29)(c)	1,590	1,588,806
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)(a)	2,576	2,229,425
1.65%, 01/28/31 (Call 10/28/30)(a)	1,443	1,165,502
1.80%, 07/28/31 (Call 04/28/31)(a)	2,061	1,664,924
2.50%, 01/26/32 (Call 10/26/31)(a)	1,822	1,537,491
3.00%, 10/30/28 (Call 07/30/28)(a)	2,765	2,532,454
3.30%, 08/23/29 (Call 05/23/29)(a)	3,982	3,720,108
3.40%, 01/29/28 (Call 10/29/27)(a)	3,855	3,688,519
3.85%, 04/28/28(a)	4,518	4,409,728
3.85%, 04/26/29 (Call 02/26/29)	2,205	2,123,471
Series J, 1.90%, 01/25/29 (Call 11/25/28)	2,330	1,999,220
Bank of New Zealand, 2.87%, 01/27/32(b)	1,120	971,681
Bank of Nova Scotia (The)
2.15%, 08/01/31	2,870	2,341,857
2.45%, 02/02/32	3,760	3,117,414
4.59%, 05/04/37 (Call 02/04/32)(c)	5,555	5,021,369
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)(a)	974	949,570
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30), (SOFR + 1.900%)(c)	4,442	3,524,258
2.67%, 03/10/32 (Call 03/10/31)(c)	4,423	3,460,006
2.89%, 11/24/32 (Call 11/24/31)(c)	3,790	2,972,557
3.56%, 09/23/35 (Call 09/23/30)(c)	4,523	3,626,361
4.34%, 01/10/28 (Call 01/10/27)(a)	6,688	6,323,919
4.84%, 05/09/28 (Call 05/07/27)(a)	9,801	9,245,447
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(c)	8,917	8,508,575

Security	Par (000)	Value

Banks (continued)
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(c)	$7,520	$7,020,083
5.75%, 08/09/33(a)	3,775	3,698,869
BNP Paribas SA
1.90%, 09/30/28 (Call 09/30/27), (SOFR + 1.609%)(a)(b)(c)	6,443	5,423,605
2.16%, 09/15/29 (Call 09/15/28), (SOFR + 1.218%)(b)(c)	7,435	6,118,596
2.59%, 08/12/35 (Call 08/12/30)(a)(b)(c)	6,602	5,108,532
2.87%, 04/19/32 (Call 04/19/31), (SOFR + 1.387%)(a)(b)(c)	9,662	7,829,728
3.13%, 01/20/33 (Call 01/20/32), (SOFR + 1.561%)(b)(c)	5,190	4,225,836
3.50%, 11/16/27(a)(b)	7,496	6,942,564
4.38%, 03/01/33 (Call 03/01/28)(b)(c)	5,366	4,880,252
4.40%, 08/14/28(a)(b)	9,722	9,248,326
5.20%, 01/10/30 (Call 01/10/29), (3 mo. LIBOR US + 2.567%)(a)(b)(c)	3,661	3,572,843
7.75%,	3,000	2,997,000
BPCE SA
2.28%, 01/20/32 (Call 01/20/31), (SOFR + 1.312%)(b)(c)	5,837	4,520,348
2.70%, 10/01/29(a)(b)	3,772	3,278,222
3.12%, 10/19/32 (Call 10/19/31), (SOFR + 1.730%)(b)(c)	4,252	3,327,757
3.25%, 01/11/28(a)(b)	3,448	3,147,797
3.50%, 10/23/27(a)(b)	5,271	4,834,350
4.63%, 09/12/28(a)(b)	3,545	3,385,469
5.75%, 07/19/33 (Call 07/19/32)(b)(c)	6,000	5,913,019
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32 (Call 03/07/32)	3,350	3,059,823
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(c)	8,605	6,954,664
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(c)	14,388	11,767,847
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(c)	16,825	14,057,641
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(c)	11,054	9,319,636
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)(c)	11,279	9,829,514
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(c)	12,485	10,564,481
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(c)	10,999	10,207,794
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(c)	12,310	11,065,141
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(c)	12,205	11,415,910
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)(c)	9,787	9,309,049
4.13%, 07/25/28(a)	10,324	9,843,307
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(c)	18,786	17,926,552
4.45%, 09/29/27	18,171	17,716,273
4.91%, 05/24/33 (Call 05/24/32)(a)(c)	9,655	9,444,737
6.63%, 01/15/28(a)	1,429	1,553,784
6.63%, 06/15/32	2,565	2,784,871

S C H E D U L E O F I N V E S T M E N T S	153

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	$944	$794,057
3.25%, 04/30/30 (Call 01/30/30)(a)	2,616	2,307,271
5.64%, 05/21/37 (Call 05/21/32)(a)(c)	2,725	2,657,961
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	1,342	1,293,781
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	4,248	3,462,690
2.69%, 03/11/31(a)(b)	7,052	5,652,327
3.15%, 09/19/27(b)	2,155	2,041,996
3.61%, 09/12/34 (Call 09/12/29)(b)(c)	5,910	5,158,338
3.78%, 03/14/32(b)	5,745	4,936,716
3.90%, 03/16/28(a)(b)	4,288	4,174,250
Cooperatieve Rabobank UA, 3.76%, 04/06/33 (Call 04/06/32)(a)(b)(c)	4,105	3,643,774
Credit Agricole SA
3.25%, 01/14/30(b)	5,047	4,259,705
4.00%, 01/10/33 (Call 01/10/28)(a)(b)(c)	6,237	5,626,153
Credit Suisse Group AG
3.09%, 05/14/32 (Call 05/14/31), (SOFR + 1.730%)(a)(b)(c)	15,756	11,908,434
3.87%, 01/12/29 (Call 01/12/28), (3 mo. LIBOR US + 1.410%)(b)(c)	8,977	7,776,321
4.19%, 04/01/31 (Call 04/01/30), (SOFR + 3.730%)(b)(c)	13,226	11,112,785
4.28%, 01/09/28 (Call 01/09/27)(b)	10,023	8,997,707
6.54%, 08/12/33	6,000	5,729,384
Danske Bank A/S, 4.38%, 06/12/28(a)(b)	1,105	1,031,669
Deutsche Bank AG/New York NY
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(a)(c)	3,015	2,334,323
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)(c)	6,673	5,455,217
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)(a)	1,466	1,218,431
4.65%, 09/13/28 (Call 06/13/28)	4,056	3,893,750
Fifth Third Bancorp.
3.95%, 03/14/28 (Call 02/14/28)(a)	1,695	1,644,518
4.34%, 04/25/33 (Call 04/25/32)(c)	3,310	3,148,153
4.77%, 07/28/30 (Call 07/28/29)(c)	3,000	2,974,356
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	901	914,876
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	994	1,025,189
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(a)(c)	12,121	9,584,699
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(c)	18,411	14,903,325
2.60%, 02/07/30 (Call 11/07/29)	10,080	8,635,114
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(c)	17,689	14,616,096
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(c)	11,422	9,378,510
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(a)(c)	18,005	15,317,574
3.80%, 03/15/30 (Call 12/15/29)	12,397	11,431,487
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(c)	12,274	11,485,486
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(c)	16,704	15,971,794
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30), (3 mo. LIBOR US + 4.980%)(b)(c)(d)	3,000	4,006,844

Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(c)	$7,781	$6,578,509
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(c)	9,525	7,882,867
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(a)(c)	7,561	5,974,270
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(c)	14,193	11,260,090
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(c)	7,568	6,249,915
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(c)	7,264	5,772,337
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)(c)	14,147	12,772,459
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)(c)	14,123	13,285,828
4.76%, 03/29/33 (Call 03/29/32), (SOFR + 2.530%)(a)(c)	8,590	7,638,770
4.95%, 03/31/30(a)	11,849	11,495,767
5.40%, 08/11/33	5,000	4,757,371
7.63%, 05/17/32	3,800	4,325,597
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31)(c)	2,566	1,938,625
5.02%, 05/17/33 (Call 05/17/32)(c)	1,635	1,610,991
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	2,142	1,831,042
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(b)	1,115	1,057,721
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	1,874	1,829,080
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(c)	2,172	1,786,556
4.05%, 04/09/29	4,975	4,649,884
4.25%, 03/28/33 (Call 03/28/32), (SOFR + 2.070%)(c)	4,050	3,739,471
4.55%, 10/02/28	6,230	6,030,499
Intesa Sanpaolo SpA, 3.88%, 01/12/28(a)(b)	831	752,521
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)(c)	7,011	5,516,449
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(c)	13,285	10,531,709
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(c)	9,888	8,449,464
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(c)	13,341	11,284,806
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(c)	13,953	11,472,558
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(c)	16,732	13,822,482
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)(c)	16,422	14,221,650
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)(c)	14,422	12,361,060
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(c)	16,270	13,817,727
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(c)	10,941	10,123,983
3.63%, 12/01/27 (Call 12/01/26)	6,079	5,807,615

154	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(c)	$11,939	$10,978,022
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(c)	11,007	10,413,272
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(c)	11,903	11,411,788
4.25%, 10/01/27	6,078	6,013,728
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(c)	11,953	11,514,981
4.49%, 03/24/31 (Call 03/24/30),
(SOFR + 3.790%)(c)	14,269	13,864,562
4.57%, 06/14/30 (Call 06/14/29)(a)(c)	4,300	4,171,142
4.59%, 04/26/33 (Call 04/26/32),
(SOFR + 1.800%)(c)	9,795	9,431,605
4.91%, 07/25/33 (Call 07/25/32)(c)	17,515	17,320,615
8.75%, 09/01/30(a)	1,065	1,285,803
KeyBank N.A./Cleveland OH
3.90%, 04/13/29	1,457	1,330,274
4.90%, 08/08/32	4,000	3,818,071
6.95%, 02/01/28	1,590	1,708,014
KeyCorp
2.55%, 10/01/29(a)	3,196	2,733,950
4.10%, 04/30/28(a)	3,167	3,072,287
4.79%, 06/01/33 (Call 06/01/32)(c)	2,990	2,912,248
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(a)(b)	3,380	3,297,082
Kookmin Bank, 2.50%, 11/04/30(a)(b)	980	813,291
Lloyds Banking Group PLC
1.00%, 08/11/33	5,000	4,749,487
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(c)	8,103	7,488,448
4.38%, 03/22/28	7,081	6,840,607
4.55%, 08/16/28(a)	5,927	5,746,651
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31)(b)(c)	3,270	2,547,642
3.62%, 06/03/30(b)	3,603	3,107,969
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31), (SOFR + 1.440%)(b)(c)	3,300	2,643,317
2.87%, 01/14/33 (Call 01/14/32), (SOFR + 1.532%)(b)(c)	5,783	4,635,668
3.76%, 11/28/28 (Call 11/28/27), (3 mo. LIBOR US + 1.372%)(a)(b)(c)	3,482	3,270,511
4.44%, 06/21/33 (Call 06/21/32)(a)(b)(c)	4,965	4,506,294
4.65%, 03/27/29 (Call 03/27/28), (3 mo. LIBOR US + 1.727%)(a)(b)(c)	1,550	1,487,819
5.03%, 01/15/30 (Call 01/15/29), (3 mo. LIBOR US + 1.750%)(b)(c)	3,696	3,624,657
5.49%, 11/09/33	1,000	974,875
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	6,206	5,039,741
2.31%, 07/20/32 (Call 07/20/31)(c)	10,626	8,548,599
2.49%, 10/13/32 (Call 10/13/31)(c)	2,767	2,250,994
2.56%, 02/25/30(a)	5,549	4,739,989
2.85%, 01/19/33 (Call 01/19/32)(c)	1,690	1,413,031
3.20%, 07/18/29(a)	8,599	7,792,734
3.74%, 03/07/29	7,669	7,258,612
3.96%, 03/02/28(a)	6,885	6,637,728
4.05%, 09/11/28(a)	4,757	4,580,958
4.32%, 04/19/33 (Call 04/19/32)(c)	2,100	1,987,078

Security	Par (000)	Value

Banks (continued)
5.13%, 07/20/33 (Call 07/20/32)(c)	$6,000	$6,021,809
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(a)(c)	4,060	3,209,714
2.17%, 05/22/32 (Call 05/22/31)(c)	1,878	1,476,570
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(c)	5,071	4,069,109
2.26%, 07/09/32 (Call 07/09/31)(a)(c)	1,410	1,113,259
2.56%, 09/13/31(a)	4,955	3,893,564
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(c)	2,808	2,328,208
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(c)	2,759	2,373,889
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(c)	3,928	3,460,251
3.17%, 09/11/27(a)	4,469	4,127,211
3.26%, 05/22/30 (Call 05/22/29)(c)	4,170	3,700,845
4.02%, 03/05/28(a)	5,199	4,951,579
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(c)	4,206	3,983,905
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(c)	13,066	10,254,341
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(c)	12,060	9,552,185
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)(c)	16,205	13,053,238
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(c)	13,932	10,724,638
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(c)	11,599	9,498,301
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(c)	16,554	14,322,653
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(a)(c)	11,755	10,001,407
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)(c)	14,476	13,264,269
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(c)	13,561	12,799,704
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(c)	14,211	13,843,493
4.89%, 07/20/33 (Call 07/20/32)(a)(c)	7,680	7,645,127
5.30%, 04/20/37 (Call 04/20/32)(c)	7,310	6,988,627
7.25%, 04/01/32(a)	4,400	5,172,265
National Australia Bank Ltd.
2.33%, 08/21/30(b)	7,019	5,572,667
2.99%, 05/21/31(b)	5,965	4,886,830
3.35%, 01/12/37 (Call 01/12/32)(a)(b)(c)	5,405	4,474,494
3.93%, 08/02/34 (Call 08/02/29)(a)(b)(c)	6,343	5,659,084
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(a)(c)	3,557	2,789,335
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(c)	7,641	7,351,575
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(c)	8,044	7,815,844
NatWest Group PLC
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)(c)	5,177	4,812,196
5.52%, 09/30/28 (Call 09/30/27)(c)	5,760	5,763,019
Nordea Bank Abp, 4.63%, 09/13/33 (Call 09/13/28)(b)(c)	906	855,597

S C H E D U L E O F I N V E S T M E N T S	155

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Norinchukin Bank (The), 2.08%, 09/22/31(b)	$7,000	$5,741,050
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	2,690	2,270,786
3.15%, 05/03/29 (Call 02/03/29)	1,645	1,537,394
3.65%, 08/03/28 (Call 05/03/28)(a)	1,645	1,598,937
PNC Bank NA
2.70%, 10/22/29	3,963	3,444,268
3.10%, 10/25/27 (Call 09/25/27)	5,196	4,941,843
3.25%, 01/22/28 (Call 12/23/27)	4,214	3,992,164
4.05%, 07/26/28	6,313	6,095,143
PNC Financial Services Group Inc., 4.63%, 06/06/33 (Call 06/06/32)(a)(c)	2,975	2,816,707
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)(c)	2,860	2,395,653
2.55%, 01/22/30 (Call 10/24/29)	9,492	8,324,018
3.45%, 04/23/29 (Call 01/23/29)(a)	7,718	7,306,302
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	1,564	1,346,136
Rheinland-Pfalz Bank, 6.88%, 02/23/28(b)(e)	30	34,140
Royal Bank of Canada
2.30%, 11/03/31	6,246	5,188,061
3.88%, 05/04/32	4,150	3,920,352
Santander UK Group Holdings PLC
2.90%, 03/15/32 (Call 03/15/31), (SOFR + 1.475%)(c)	3,755	3,017,544
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(c)	3,183	2,901,986
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	160	151,171
4.00%, 04/23/29(b)	1,860	1,762,133
4.38%, 04/13/32(a)(b)	500	480,983
Societe Generale SA
2.89%, 06/09/32 (Call 06/09/31)(a)(b)(c)	5,443	4,265,240
3.00%, 01/22/30(a)(b)	5,252	4,405,504
3.34%, 01/21/33 (Call 01/21/32)(b)(c)	4,195	3,374,041
3.65%, 07/08/35 (Call 07/08/30)(a)(b)(c)	1,550	1,239,872
4.75%, 09/14/28(a)(b)	3,061	2,956,608
6.22%, 06/15/33 (Call 06/15/32)(a)(b)(c)	6,280	5,973,029
Standard Chartered PLC
2.68%, 06/29/32 (Call 06/29/31)(b)(c)	5,680	4,493,690
3.27%, 02/18/36 (Call 11/18/30)(b)(c)	5,495	4,312,627
3.60%, 01/12/33 (Call 01/12/32)(a)(b)(c)	3,505	2,833,744
4.31%, 05/21/30 (Call 05/21/29), (3 mo. LIBOR US + 1.910%)(a)(b)(c)	5,401	4,999,084
4.64%, 04/01/31 (Call 04/01/30)(a)(b)(c)	9,353	8,814,004
4.87%, 03/15/33 (Call 03/15/28)(b)(c)	2,910	2,695,197
State Street Corp.
2.20%, 03/03/31	3,339	2,772,399
2.40%, 01/24/30(a)	3,011	2,653,603
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(c)	1,110	945,864
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)(c)	1,875	1,634,108
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(a)(c)	1,877	1,703,647
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(c)	1,718	1,674,683
4.16%, 08/04/33	1,205	1,163,377
4.42%, 05/13/33 (Call 05/13/32)(a)(c)	4,745	4,671,016

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31(a)	$2,749	$2,127,744
1.90%, 09/17/28(a)	9,485	7,932,640
2.13%, 07/08/30(a)	6,378	5,223,769
2.14%, 09/23/30(a)	4,293	3,410,827
2.22%, 09/17/31(a)	4,850	3,895,328
2.47%, 01/14/29	3,225	2,776,766
2.72%, 09/27/29	2,782	2,409,234
2.75%, 01/15/30	5,986	5,159,197
3.04%, 07/16/29	10,006	8,849,635
3.20%, 09/17/29	2,699	2,379,796
3.35%, 10/18/27(a)	3,100	2,910,213
3.54%, 01/17/28(a)	4,057	3,843,477
3.94%, 07/19/28(a)	4,012	3,813,181
4.31%, 10/16/28(a)	3,477	3,376,527
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	2,970	2,234,987
2.10%, 05/15/28 (Call 03/15/28)	975	825,667
3.13%, 06/05/30 (Call 03/05/30)	3,022	2,588,337
4.57%, 04/29/33 (Call 04/29/32)(c)	3,020	2,807,401
Toronto-Dominion Bank (The)
2.00%, 09/10/31	4,921	3,981,720
2.45%, 01/12/32	3,464	2,886,707
3.20%, 03/10/32	6,850	6,092,235
4.46%, 06/08/32	8,060	7,900,542
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	4,811	4,005,980
Truist Financial Corp.
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(a)(c)	4,800	4,104,202
1.95%, 06/05/30 (Call 03/05/30)	2,688	2,225,917
3.88%, 03/19/29 (Call 02/16/29)(a)	3,263	3,093,281
4.92%, 07/28/33 (Call 07/28/32)(c)	6,000	5,742,592
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	5,008	4,001,528
2.49%, 11/03/36 (Call 11/03/31)(c)	5,420	4,373,255
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(a)(c)	3,875	3,323,551
3.00%, 07/30/29 (Call 04/30/29)	5,256	4,742,006
3.90%, 04/26/28 (Call 03/24/28)(a)	4,422	4,341,477
4.97%, 07/22/33 (Call 07/22/32)(c)	4,350	4,286,988
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31)(a)(b)(c)	8,464	6,618,492
2.75%, 02/11/33 (Call 02/11/32)(b)(c)	7,190	5,760,630
3.13%, 08/13/30 (Call 08/13/29), (3 mo. LIBOR US + 1.468%)(b)(c)	6,314	5,516,880
4.25%, 03/23/28 (Call 03/23/27)(b)	7,925	7,606,137
4.99%, 08/05/33(a)	8,010	7,720,131
UniCredit SpA, 3.13%, 06/03/32 (Call 06/03/31)(a)(b)(c)	4,296	3,231,572
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	648	604,454
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(a)(c)	15,304	12,962,192
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(a)(c)	17,655	15,485,873
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(c)	17,865	15,595,150
4.15%, 01/24/29 (Call 10/24/28)(a)	12,213	11,840,799
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(c)	13,042	12,542,618

156	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.90%, 07/25/33 (Call 07/25/32)(c)	$13,840	$13,618,037
Series B, 7.95%, 11/15/29	315	365,179
Westpac Banking Corp.
1.95%, 11/20/28	4,970	4,324,453
2.15%, 06/03/31(a)	5,148	4,321,166
2.65%, 01/16/30(a)	4,057	3,609,737
2.67%, 11/15/35 (Call 11/15/30)(c)	6,999	5,510,066
3.02%, 11/18/36 (Call 11/18/31)(c)	7,090	5,593,695
3.40%, 01/25/28(a)	5,031	4,807,450
4.11%, 07/24/34 (Call 07/24/29)(a)(c)	5,881	5,289,898
5.41%, 08/10/33	3,000	2,883,583
Wintrust Financial Corp., 4.85%, 06/06/29	573	547,259
Woori Bank, 5.13%, 08/06/28(b)	467	468,250
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	1,219	1,035,094

		2,036,402,849

Beverages — 2.0%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	7,877	7,404,426
4.00%, 04/13/28 (Call 01/13/28)	11,373	11,240,536
4.75%, 01/23/29 (Call 10/23/28)	19,070	19,461,182
4.90%, 01/23/31 (Call 10/23/30)(a)	3,487	3,582,381
Bacardi Ltd., 4.70%, 05/15/28 (Call 02/15/28)(a)(b)	3,490	3,392,950
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(b)	3,885	3,189,585
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32 (Call 10/19/31)(b)	1,000	870,000
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	5,907	5,092,083
1.38%, 03/15/31	6,223	5,060,726
1.50%, 03/05/28	3,417	3,057,331
1.65%, 06/01/30(a)	7,037	5,939,902
2.00%, 03/05/31	3,672	3,139,690
2.13%, 09/06/29	4,546	4,049,723
2.25%, 01/05/32(a)	9,825	8,544,629
3.45%, 03/25/30(a)	4,223	4,064,899
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)(a)	5,804	5,237,123
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(b)	500	421,049
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	4,315	3,514,121
2.88%, 05/01/30 (Call 02/01/30)	2,712	2,362,741
3.15%, 08/01/29 (Call 05/01/29)(a)	3,597	3,233,378
3.60%, 02/15/28 (Call 11/15/27)(a)	3,054	2,900,323
4.65%, 11/15/28 (Call 08/15/28)(a)	2,216	2,198,118
4.75%, 05/09/32 (Call 02/09/32)(a)	4,385	4,322,116
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	5,909	5,051,248
2.13%, 04/29/32 (Call 01/29/32)(a)	2,000	1,661,053
2.38%, 10/24/29 (Call 07/24/29)	4,434	3,932,172
3.88%, 05/18/28 (Call 02/18/28)	2,184	2,165,334
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)(b)	4,761	4,580,870
JDE Peet’s NV, 2.25%, 09/24/31 (Call 06/24/31)(b)	2,634	2,025,420
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	2,284	1,878,330
3.20%, 05/01/30 (Call 02/01/30)	3,481	3,120,200
3.95%, 04/15/29 (Call 02/15/29)(a)	4,065	3,868,643
4.05%, 04/15/32 (Call 01/15/32)(a)	3,905	3,643,054
4.60%, 05/25/28 (Call 02/25/28)	5,030	5,045,936
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)(a)	3,589	2,930,044

Security	Par (000)	Value

Beverages (continued)
1.63%, 05/01/30 (Call 02/01/30)	$4,406	$3,717,287
1.95%, 10/21/31 (Call 07/21/31)	5,697	4,823,763
2.63%, 07/29/29 (Call 04/29/29)	5,722	5,244,079
2.75%, 03/19/30 (Call 12/19/29)	6,741	6,162,751
3.00%, 10/15/27 (Call 07/15/27)(a)	6,315	6,105,081
3.60%, 02/18/28 (Call 01/18/28)	220	215,946
3.90%, 07/18/32 (Call 04/18/32)	5,540	5,428,898
7.00%, 03/01/29	1,257	1,465,591
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(a)(b)	2,475	2,105,180
1.63%, 04/01/31 (Call 01/01/30)(a)(b)	4,365	3,442,604

		190,892,496

Biotechnology — 0.9%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	6,727	5,802,055
2.00%, 01/15/32 (Call 10/15/31)	6,416	5,224,438
2.30%, 02/25/31 (Call 11/25/30)(a)	4,680	3,957,382
2.45%, 02/21/30 (Call 11/21/29)	6,224	5,446,143
3.00%, 02/22/29 (Call 12/22/28)	1,060	973,715
3.20%, 11/02/27 (Call 08/02/27)(a)	5,493	5,251,847
3.35%, 02/22/32 (Call 11/22/31)(a)	4,315	3,901,391
4.05%, 08/18/29	5,920	5,758,435
4.20%, 03/01/33(a)	8,920	8,598,213
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)(a)	7,026	5,739,399
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)(a)	3,305	2,954,524
CSL Finance PLC
4.05%, 04/27/29 (Call 02/27/29)(b)	1,400	1,358,742
4.25%, 04/27/32 (Call 01/27/32)(a)(b)	4,325	4,196,779
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	3,211	2,771,090
1.65%, 10/01/30 (Call 07/01/30)	4,850	3,941,267
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	2,429	1,993,152
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)(a)	5,955	4,709,215
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)(a)	4,322	3,755,353
2.15%, 09/02/31 (Call 06/02/31)	2,835	2,236,307
2.20%, 09/02/30 (Call 06/02/30)(a)	4,660	3,778,154

		82,347,601

Building Materials — 0.6%
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(a)(b)	537	494,164
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)(a)	3,384	2,873,231
2.72%, 02/15/30 (Call 11/15/29)	8,867	7,659,283
CRH America Finance Inc., 3.95%, 04/04/28 (Call 01/04/28)(b)	4,868	4,702,613
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	3,383	2,646,849
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)(a)	3,271	2,866,059
4.00%, 03/25/32 (Call 12/25/31)(a)	1,525	1,351,966
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(a)	4,624	3,780,336
2.00%, 09/16/31 (Call 06/16/31)(a)	972	784,096
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	2,132	1,756,015
3.50%, 12/15/27 (Call 09/15/27)(a)	2,567	2,451,024
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	3,892	3,287,137

S C H E D U L E O F I N V E S T M E N T S	157

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	$2,715	$2,285,936
2.00%, 10/01/30 (Call 07/01/30)	1,325	1,053,450
2.00%, 02/15/31 (Call 11/15/30)(a)	2,690	2,144,961
3.50%, 11/15/27 (Call 08/15/27)	1,499	1,397,395
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	2,257	2,011,719
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)	1,319	1,209,564
3.95%, 08/15/29 (Call 05/15/29)(a)	4,654	4,365,711
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(b)	1,885	1,568,939
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	3,368	3,033,050

		53,723,498

Chemicals — 1.6%
Air Liquide Finance SA, 2.25%, 09/10/29 (Call 06/10/29)(b)	2,663	2,350,524
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	5,386	4,649,010
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)	2,995	2,917,076
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(a)(b)	3,015	2,552,228
4.25%, 09/18/29 (Call 06/18/29)(b)	150	136,687
Bayport Polymers LLC, 5.14%, 04/14/32 (Call 01/14/32)(a)(b)	1,000	951,811
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(b)	100	93,070
4.50%, 01/31/30(a)(b)	3,090	2,742,375
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	1,691	1,554,898
5.00%, 06/30/32 (Call 03/30/32)(a)	2,085	1,997,814
Celanese U.S. Holdings LLC
6.33%, 07/15/29 (Call 05/15/29)(a)	4,120	4,106,771
6.38%, 07/15/32 (Call 04/15/32)(a)	3,435	3,409,954
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.70%, 06/01/28 (Call 03/01/28)(a)(b)	2,848	2,720,010
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	2,816	2,297,634
4.80%, 11/30/28 (Call 08/30/28)(a)	2,317	2,332,404
7.38%, 11/01/29	5,251	6,028,058
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)(a)	10,301	10,384,965
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)(a)	2,630	2,567,393
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	2,855	2,275,256
2.13%, 02/01/32 (Call 11/01/31)(a)	3,110	2,621,470
3.25%, 12/01/27 (Call 09/01/27)(a)	2,551	2,487,459
4.80%, 03/24/30 (Call 12/24/29)(a)	3,153	3,241,399
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)(a)	2,594	2,238,554
Equate Petrochemical BV, 2.63%, 04/28/28 (Call 01/28/28)(b)	3,395	3,038,525
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	2,660	2,387,339
GC Treasury Center Co. Ltd., 2.98%, 03/18/31 (Call 12/18/30)(a)(b)	4,040	3,368,577
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)(a)	2,171	1,732,154
4.50%, 05/01/29 (Call 02/01/29)	3,635	3,348,289
International Flavors & Fragrances Inc.
1.83%, 10/15/27 (Call 08/15/27)(a)(b)	5,600	4,797,655

Security	Par (000)	Value

Chemicals (continued)
2.30%, 11/01/30 (Call 08/01/30)(a)(b)	$6,993	$5,729,190
4.45%, 09/26/28 (Call 06/26/28)	1,958	1,903,497
LG Chem Ltd.
2.38%, 07/07/31(b)	2,635	2,197,847
3.63%, 04/15/29(b)	1,085	1,019,150
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)(a)	3,510	2,816,028
LYB International Finance III LLC, 2.25%, 10/01/30 (Call 07/01/30)(a)	2,612	2,140,290
MEGlobal Canada ULC, 5.88%, 05/18/30(a)(b)	3,180	3,327,075
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	2,916	2,828,903
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	2,173	1,748,511
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	2,616	2,317,567
4.20%, 04/01/29 (Call 01/01/29)(a)	3,727	3,612,428
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31 (Call 02/11/31)(b)	2,705	2,235,006
PPG Industries Inc.
2.55%, 06/15/30 (Call 03/15/30)(a)	1,074	936,343
2.80%, 08/15/29 (Call 05/15/29)(a)	1,882	1,692,611
3.75%, 03/15/28 (Call 12/15/27)	3,543	3,436,677
Rohm & Haas Co., 7.85%, 07/15/29(a)	2,478	2,884,309
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)(a)	1,715	1,398,027
4.55%, 03/01/29 (Call 12/01/28)(a)	1,925	1,840,511
SABIC Capital II BV, 4.50%, 10/10/28(b)	4,261	4,331,306
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)(a)	2,365	1,918,420
2.30%, 05/15/30 (Call 02/15/30)(a)	2,424	2,043,739
2.95%, 08/15/29 (Call 05/15/29)(a)	3,983	3,573,599
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (Call 02/07/29)(a)(b)	2,390	2,327,262
Westlake Corp., 3.38%, 06/15/30 (Call 03/15/30)	1,716	1,537,942
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	3,752	3,161,389
4.75%, 06/01/28 (Call 03/01/28)(b)	4,710	4,498,940

		152,785,926

Closed-end Funds — 0.0%
Pershing Square Holdings Ltd., 3.25%, 11/15/30 (Call 08/15/30)(b)	1,000	807,940

Commercial Services — 1.5%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(b)	1,415	1,141,297
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)(b)	2,035	1,597,933
4.38%, 07/03/29(b)	3,195	2,855,319
Ashtead Capital Inc.
2.45%, 08/12/31 (Call 05/12/31)(b)	3,305	2,596,048
4.00%, 05/01/28 (Call 05/01/23)(b)	1,968	1,798,488
4.25%, 11/01/29 (Call 11/01/24)(b)	3,147	2,887,322
5.50%, 08/11/32	500	490,587
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	4,513	3,700,117
1.70%, 05/15/28 (Call 03/15/28)	4,339	3,886,046
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	1,904	1,652,511
3.88%, 08/15/30 (Call 05/15/30)	3,395	3,086,802
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)(a)	2,695	2,638,572
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	4,526	3,689,567
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(b)	2,235	2,135,885

158	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.85%, 09/26/28(b)	$4,338	$4,404,458
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(a)	710	615,288
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)(a)	4,475	3,606,745
3.10%, 05/15/30 (Call 02/15/30)(a)	2,670	2,339,676
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	3,326	2,901,806
4.25%, 02/01/29 (Call 11/01/28)(b)	2,145	2,055,297
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)(a)	4,851	4,082,235
2.90%, 11/15/31 (Call 08/15/31)	2,983	2,416,591
3.20%, 08/15/29 (Call 05/15/29)	5,649	4,933,385
4.45%, 06/01/28 (Call 03/01/28)	1,998	1,924,760
5.30%, 08/15/29	2,055	2,032,905
5.40%, 08/15/32	2,980	2,920,168
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	2,408	1,827,781
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	2,668	2,153,105
3.25%, 01/15/28 (Call 10/15/27)	2,575	2,425,466
4.25%, 02/01/29 (Call 11/01/28)	1,062	1,046,125
4.25%, 08/08/32	2,000	1,934,230
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(a)	2,978	2,558,238
2.85%, 10/01/29 (Call 07/01/29)	6,543	5,920,021
4.40%, 06/01/32 (Call 03/01/32)(a)	4,660	4,589,458
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(b)	505	442,668
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)(a)	1,635	1,291,849
2.90%, 10/01/30 (Call 07/01/30)	3,436	2,934,789
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	2,839	2,548,787
4.00%, 03/18/29 (Call 12/18/28)	4,090	3,951,186
4.75%, 05/20/32 (Call 02/20/32)	3,435	3,456,558
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(a)	3,070	2,446,702
2.50%, 12/01/29 (Call 09/01/29)	2,930	2,585,248
2.70%, 03/01/29 (Call 01/01/29)(b)	4,815	4,381,299
2.90%, 03/01/32 (Call 12/01/31)(a)(b)	2,570	2,279,344
4.25%, 05/01/29 (Call 02/01/29)(b)	6,525	6,437,456
4.75%, 08/01/28 (Call 05/01/28)(a)(b)	5,890	6,033,712
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(a)(b)	2,643	2,210,689
Transurban Finance Co. Pty Ltd., 2.45%, 03/16/31 (Call 12/16/30)(a)(b)	4,253	3,457,731
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(a)(b)	4,803	3,756,944
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)(a)	335	263,927
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)(a)	1,140	1,058,707
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	2,625	2,505,895
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	1,006	843,883

		143,731,606

Computers — 1.9%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	2,972	2,466,818
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	11,475	9,973,994
1.25%, 08/20/30 (Call 05/20/30)	5,186	4,229,457
1.40%, 08/05/28 (Call 06/05/28)	10,754	9,348,421

Security	Par (000)	Value

Computers (continued)
1.65%, 05/11/30 (Call 02/11/30)	$9,092	$7,711,402
1.65%, 02/08/31 (Call 11/08/30)	12,047	10,021,598
1.70%, 08/05/31 (Call 05/05/31)(a)	3,464	2,924,292
2.20%, 09/11/29 (Call 06/11/29)	8,179	7,298,787
2.90%, 09/12/27 (Call 06/12/27)	9,807	9,384,812
3.00%, 11/13/27 (Call 08/13/27)	7,478	7,169,111
3.25%, 08/08/29	10,340	9,886,065
3.35%, 08/08/32(a)	8,570	8,103,546
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)	3,742	2,975,470
Dell Inc., 7.10%, 04/15/28(a)	2,195	2,389,582
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)(a)	6,998	6,934,545
6.20%, 07/15/30 (Call 04/15/30)(a)	3,310	3,439,491
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)(a)	2,840	2,426,187
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	2,220	1,761,331
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)(a)	4,430	3,524,492
3.40%, 06/17/30 (Call 03/17/30)	3,779	3,283,324
4.00%, 04/15/29 (Call 02/15/29)	3,695	3,461,273
4.20%, 04/15/32 (Call 01/15/32)	4,510	3,983,397
4.75%, 01/15/28 (Call 12/15/27)(a)	15	14,754
5.50%, 01/15/33 (Call 10/15/32)(a)	2,695	2,592,351
International Business Machines Corp.
1.95%, 05/15/30 (Call 02/15/30)(a)	5,949	4,961,238
2.72%, 02/09/32 (Call 11/09/31)(a)	2,275	1,967,194
3.50%, 05/15/29	13,126	12,388,291
4.40%, 07/27/32 (Call 04/27/32)(a)	4,100	4,028,207
6.50%, 01/15/28(a)	3,680	4,036,139
Kyndryl Holdings Inc.
2.70%, 10/15/28 (Call 08/15/28)(a)(b)	2,164	1,673,231
3.15%, 10/15/31 (Call 07/15/31)(a)(b)	2,961	2,068,801
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(a)	4,575	3,591,043
4.38%, 05/15/30 (Call 02/15/30)	3,282	3,029,889
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)(b)	4,285	3,491,051
5.83%, 01/27/28 (Call 12/27/27)(b)	2,000	1,979,586
6.54%, 07/27/32 (Call 04/27/32)(b)	3,000	2,972,150
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	3,158	2,710,542
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	2,130	1,751,672
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)(a)	2,099	1,711,944
3.10%, 02/01/32 (Call 11/01/31)(a)	2,155	1,621,853

		179,287,331

Cosmetics & Personal Care — 0.6%
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	2,918	2,458,037
2.38%, 12/01/29 (Call 09/01/29)(a)	2,870	2,545,805
2.60%, 04/15/30 (Call 01/15/30)(a)	3,207	2,865,561
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/29 (Call 01/24/29)(a)(b)	4,740	4,305,804
3.63%, 03/24/32 (Call 12/24/31)(b)	9,175	8,181,102
Procter & Gamble Co. (The)
1.20%, 10/29/30	5,955	4,841,813
1.95%, 04/23/31(a)	4,773	4,111,820
2.30%, 02/01/32(a)	3,240	2,868,602
3.00%, 03/25/30	6,916	6,508,556
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)(a)	2,375	1,915,557

S C H E D U L E O F I N V E S T M E N T S	159

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
1.75%, 08/12/31 (Call 05/12/31)	$3,950	$3,237,087
2.13%, 09/06/29 (Call 06/06/29)(a)	4,232	3,704,326
3.50%, 03/22/28 (Call 12/22/27)	6,106	5,951,508

		53,495,578

Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(a)(b)	2,038	1,754,793
4.50%, 10/24/28 (Call 07/24/28)(b)	3,496	3,368,967
4.65%, 04/20/32 (Call 01/20/32)(b)	3,775	3,510,339

		8,634,099

Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	17,164	14,591,438
3.30%, 01/30/32 (Call 10/30/31)	17,220	13,897,082
3.88%, 01/23/28 (Call 10/23/27)	2,611	2,372,977
4.63%, 10/15/27 (Call 08/15/27)	2,842	2,689,779
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	1,534	1,352,090
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	2,383	1,955,646
2.88%, 01/15/32 (Call 10/15/31)(a)	3,775	3,025,784
3.00%, 02/01/30 (Call 11/01/29)(a)	3,126	2,627,061
3.13%, 12/01/30 (Call 09/01/30)	1,895	1,593,551
3.25%, 10/01/29 (Call 07/01/29)(a)	2,286	1,972,757
3.63%, 12/01/27 (Call 09/01/27)	2,428	2,213,323
4.63%, 10/01/28 (Call 07/01/28)	2,321	2,183,677
Aircastle Ltd., 2.85%, 01/26/28 (Call 11/26/27)(b)	3,790	3,098,821
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	2,201	1,816,916
8.00%, 11/01/31	13,035	14,499,200
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)	5,360	5,197,250
4.42%, 08/03/33 (Call 08/03/32)(a)(c)	6,000	5,786,833
4.99%, 05/26/33 (Call 02/26/32)(c)	2,650	2,634,253
Ameriprise Financial Inc., 4.50%, 05/13/32 (Call 02/13/32)(a)	2,080	2,073,956
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(a)(b)	2,460	2,130,234
Aviation Capital Group LLC, 3.50%, 11/01/27 (Call 07/01/27)(a)(b)	4,110	3,515,634
Avolon Holdings Funding Ltd.
2.53%, 11/18/27 (Call 10/18/27)(a)(b)	9,373	7,654,953
2.75%, 02/21/28 (Call 12/21/27)(b)	3,866	3,149,403
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	2,565	1,998,374
1.63%, 08/05/28 (Call 06/05/28)(a)(b)	3,590	3,034,456
2.00%, 01/30/32 (Call 10/30/31)(a)(b)	3,765	2,960,165
2.50%, 01/10/30 (Call 10/10/29)(b)	2,991	2,538,745
2.55%, 03/30/32 (Call 12/30/31)(a)(b)	990	821,607
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	1,225	1,145,018
Blackstone Private Credit Fund, 4.00%, 01/15/29(a)	5,030	4,335,851
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(a)(b)	3,729	2,829,445
4.38%, 02/15/32 (Call 11/15/31)(a)(b)	1,235	1,031,184
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	3,585	3,019,799
3.00%, 09/11/29 (Call 06/11/29)(b)	3,194	2,813,036
3.50%, 09/18/27 (Call 06/18/27)(a)(b)	850	802,969
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)(a)	4,030	3,236,596

Security	Par (000)	Value

Diversified Financial Services (continued)
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	$3,415	$2,877,180
3.90%, 01/25/28 (Call 10/25/27)	4,521	4,272,213
4.35%, 04/15/30 (Call 01/15/30)	961	911,636
4.85%, 03/29/29 (Call 12/29/28)	5,114	5,006,202
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(c)	3,231	2,492,193
2.62%, 11/02/32 (Call 11/02/31), (SOFR + 1.265%)(c)	2,087	1,663,316
3.27%, 03/01/30 (Call 03/01/29), (SOFR + 1.790%)(c)	6,025	5,302,444
3.80%, 01/31/28 (Call 12/31/27)	5,090	4,809,528
5.25%, 07/26/30 (Call 07/26/29)(c)	6,570	6,463,206
5.27%, 05/10/33 (Call 05/10/32)(a)(c)	5,245	5,144,320
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	3,754	3,023,972
3.00%, 03/16/32 (Call 12/16/31)	745	660,046
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)(a)	4,180	3,361,917
1.95%, 12/01/31 (Call 09/01/31)	4,455	3,630,831
2.00%, 03/20/28 (Call 01/20/28)(a)	5,073	4,554,117
2.30%, 05/13/31 (Call 02/13/31)	4,105	3,476,041
2.75%, 10/01/29 (Call 07/01/29)	2,776	2,498,100
2.90%, 03/03/32 (Call 12/03/31)	3,345	2,948,655
3.20%, 01/25/28 (Call 10/25/27)	3,918	3,736,703
3.25%, 05/22/29 (Call 02/22/29)(a)	2,596	2,436,357
4.00%, 02/01/29 (Call 11/01/28)(a)	3,357	3,303,469
4.63%, 03/22/30 (Call 12/22/29)(a)	421	426,361
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)(a)	4,925	3,749,704
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	3,370	2,960,005
3.75%, 06/15/28 (Call 03/15/28)	2,888	2,835,027
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	3,000	3,282,104
FMR LLC, 7.57%, 06/15/29(b)	585	669,880
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	4,539	3,594,781
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(b)	1,000	825,353
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	4,441	3,449,982
4.15%, 01/23/30(a)	5,412	4,865,029
Lazard Group LLC
4.38%, 03/11/29 (Call 12/11/28)(a)	2,547	2,437,626
4.50%, 09/19/28 (Call 06/19/28)	2,581	2,456,977
LSEGA Financing PLC
2.00%, 04/06/28 (Call 02/06/28)(b)	5,276	4,619,579
2.50%, 04/06/31 (Call 01/06/31)(b)	5,500	4,731,421
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)(a)	2,610	2,226,407
2.00%, 11/18/31 (Call 08/18/31)	3,405	2,868,818
2.95%, 06/01/29 (Call 03/01/29)	4,433	4,131,864
3.35%, 03/26/30 (Call 12/26/29)(a)	6,751	6,422,449
3.50%, 02/26/28 (Call 11/26/27)	2,179	2,146,148
Mitsubishi HC Capital Inc., 3.97%, 04/13/30 (Call 01/13/30)(a)(b)	315	304,492
Morgan Stanley Domestic Holdings Inc., 4.50%, 06/20/28 (Call 03/20/28)(a)	2,199	2,173,856
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)	3,763	2,996,775
Nomura Holdings Inc.
2.17%, 07/14/28	3,648	3,053,699

160	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.61%, 07/14/31	$4,475	$3,578,128
2.68%, 07/16/30	4,484	3,657,213
2.71%, 01/22/29	3,320	2,837,170
3.00%, 01/22/32(a)	3,370	2,768,083
3.10%, 01/16/30	6,372	5,423,543
5.61%, 07/06/29(a)	3,570	3,580,951
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	4,990	4,814,771
ORIX Corp.
2.25%, 03/09/31(a)	3,605	2,994,216
4.00%, 04/13/32	3,185	3,010,388
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(b)	2,453	2,339,870
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	4,101	3,700,642
6.15%, 12/06/28(a)(b)	1,777	1,837,449
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	2,224	2,185,288
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)(a)	2,708	2,450,041
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	2,861	2,190,397
3.95%, 12/01/27 (Call 09/01/27)	4,039	3,671,899
5.15%, 03/19/29 (Call 12/19/28)(a)	2,735	2,601,202
USAA Capital Corp., 2.13%, 05/01/30 (Call 02/01/30)(b)	866	740,911
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	4,365	3,488,661
2.05%, 04/15/30 (Call 01/15/30)(a)	6,753	5,917,761
2.75%, 09/15/27 (Call 06/15/27)	3,207	3,062,808
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)(a)	1,330	1,062,457

		340,314,495

Electric — 7.0%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	1,345	1,208,819
4.88%, 04/23/30(a)(b)	5,659	5,974,693
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	1,035	820,786
3.95%, 02/12/30(b)	4,674	3,860,426
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)(a)	2,318	2,227,533
4.70%, 05/15/32 (Call 02/15/32)	2,550	2,491,405
Series I, 2.10%, 07/01/30 (Call 04/01/30)	2,590	2,138,897
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)	6,445	5,310,572
3.95%, 07/15/30 (Call 04/15/30)(a)(b)	2,235	2,041,672
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)(b)	5,905	5,130,914
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)(a)	3,200	2,911,479
3.94%, 09/01/32	4,380	4,213,340
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)(a)	2,856	2,319,913
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(a)(b)	1,005	907,627
4.25%, 06/15/28 (Call 03/15/28)(a)(b)	1,172	1,127,924
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	2,228	1,911,254
3.50%, 01/15/31 (Call 10/15/30)(a)	3,001	2,742,965
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)(a)	2,834	2,309,584
3.80%, 05/15/28 (Call 02/15/28)	2,005	1,955,206
3.85%, 09/01/32	2,000	1,920,581

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)(a)	$1,593	$1,338,407
3.20%, 11/13/27 (Call 08/13/27)(a)	2,242	2,111,257
Series J, 4.30%, 12/01/28 (Call 09/01/28)(a)	2,718	2,639,612
American Transmission Systems Inc., 2.65%, 01/15/32 (Call 10/15/31)(a)(b)	3,055	2,570,674
Appalachian Power Co.
4.50%, 08/01/32 (Call 05/01/32)	1,300	1,252,767
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	2,050	1,743,386
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	1,595	1,277,089
2.60%, 08/15/29 (Call 05/15/29)	2,556	2,208,134
2.95%, 09/15/27 (Call 06/15/27)	670	619,303
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)(a)	1,908	1,646,705
4.00%, 10/15/28 (Call 07/15/28)(a)	1,969	1,921,965
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	1,230	1,178,031
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	4,390	4,101,880
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	2,838	2,403,160
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	2,960	2,370,184
3.25%, 04/15/28 (Call 01/15/28)	2,279	2,155,349
3.70%, 07/15/30 (Call 04/15/30)	5,187	4,945,008
8.48%, 09/15/28(a)	140	169,232
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	1,609	1,333,549
3.05%, 10/15/29 (Call 07/15/29)	2,117	1,845,405
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31 (Call 01/01/31)(a)	575	496,626
Series AG, 3.00%, 03/01/32 (Call 12/01/31)(a)	900	813,792
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)(a)	1,792	1,528,975
2.95%, 03/01/30 (Call 12/01/29)(a)	3,693	3,285,957
Cleco Corporate Holdings LLC, 3.38%, 09/15/29 (Call 06/15/29)	1,505	1,332,474
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	1,690	1,571,029
4.55%, 11/15/30 (Call 08/15/30)(a)(b)	1,743	1,703,244
CMS Energy Corp.
3.75%, 12/01/50 (Call 09/01/30)(c)	1,879	1,498,502
4.75%, 06/01/50 (Call 03/01/30)(a)(c)	1,983	1,819,402
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	2,465	2,126,839
3.95%, 10/11/27 (Call 07/11/27)(a)(b)	2,432	2,301,280
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(a)(b)	5,624	4,442,960
4.69%, 05/15/29 (Call 03/15/29)(a)(b)	4,670	4,238,025
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	1,732	1,509,399
3.15%, 03/15/32 (Call 12/15/31)(a)	2,750	2,504,413
3.70%, 08/15/28 (Call 05/15/28)(a)	2,320	2,245,961
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)(a)	2,190	1,844,537
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	1,836	1,567,907
3.80%, 05/15/28 (Call 02/15/28)(a)	2,020	1,964,701
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)(a)	4,492	4,217,259
Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	2,591	2,460,388
Series D, 4.00%, 12/01/28 (Call 09/01/28)	855	841,397

S C H E D U L E O F I N V E S T M E N T S	161

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Consumers Energy Co.
3.60%, 08/15/32	$1,065	$1,012,928
3.80%, 11/15/28 (Call 08/15/28)(a)	1,628	1,577,260
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)(a)	2,425	2,383,382
4.35%, 08/15/32	1,300	1,253,627
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	6,945	5,754,350
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	6,193	5,631,741
Dominion Energy South Carolina Inc.
6.63%, 02/01/32	370	424,335
Series A, 2.30%, 12/01/31 (Call 09/01/31)	1,715	1,455,582
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	3,534	3,069,801
Series A, 1.90%, 04/01/28 (Call 02/01/28)	4,986	4,420,738
Series A, 3.00%, 03/01/32 (Call 12/01/31)	2,195	1,981,970
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	940	831,874
DTE Energy Co.
2.95%, 03/01/30 (Call 12/01/29)	2,167	1,911,283
Series C, 3.40%, 06/15/29 (Call 03/15/29)	957	873,447
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,168	1,930,097
2.45%, 02/01/30 (Call 11/01/29)	2,420	2,141,823
2.55%, 04/15/31 (Call 01/15/31)	2,709	2,371,127
2.85%, 03/15/32 (Call 12/15/31)(a)	2,470	2,189,560
3.95%, 11/15/28 (Call 08/15/28)(a)	3,625	3,561,216
Series A, 6.00%, 12/01/28(a)	1,126	1,205,771
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(a)	3,943	3,328,544
2.55%, 06/15/31 (Call 03/15/31)	4,539	3,787,572
3.40%, 06/15/29 (Call 03/15/29)(a)	2,777	2,559,969
4.50%, 08/15/32	5,200	5,014,702
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,461	2,041,323
2.40%, 12/15/31 (Call 09/15/31)	2,985	2,541,556
2.50%, 12/01/29 (Call 09/01/29)(a)	2,608	2,319,580
3.80%, 07/15/28 (Call 04/15/28)(a)	2,670	2,606,214
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	1,980	1,667,405
3.65%, 02/01/29 (Call 11/01/28)(a)	1,896	1,806,534
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)(a)	3,170	2,627,384
3.40%, 04/01/32 (Call 01/01/32)(a)	2,430	2,253,200
3.45%, 03/15/29 (Call 12/15/28)(a)	3,007	2,867,060
3.70%, 09/01/28 (Call 06/01/28)(a)	2,243	2,200,497
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	1,820	1,484,951
2.78%, 01/07/32 (Call 10/07/31)(a)(b)	1,436	1,170,944
Edison International, 4.13%, 03/15/28 (Call 12/15/27)(a)	2,239	2,113,345
EDP Finance BV, 1.71%, 01/24/28(a)(b)	7,613	6,442,762
Electricite de France SA, 4.50%, 09/21/28 (Call 06/21/28)(a)(b)	8,706	8,474,181
Emera U.S. Finance LP, 2.64%, 06/15/31 (Call 03/15/31)(a)	1,915	1,581,095
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)(a)	4,811	4,716,551
Enel Finance International NV
1.88%, 07/12/28 (Call 05/12/28)(a)(b)	7,260	5,957,980
2.25%, 07/12/31 (Call 04/12/31)(a)(b)	4,039	3,050,279
3.50%, 04/06/28(a)(b)	6,661	6,048,407
4.88%, 06/14/29(a)(b)	450	435,204
5.00%, 06/15/32 (Call 03/15/32)(a)(b)	4,980	4,609,198

Security	Par (000)	Value

Electric (continued)
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(b)	$2,256	$1,845,837
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)	1,670	1,619,028
Entergy Corp.
1.90%, 06/15/28 (Call 04/15/28)(a)	2,938	2,535,302
2.40%, 06/15/31 (Call 03/05/31)	3,213	2,605,292
2.80%, 06/15/30 (Call 03/15/30)	2,987	2,556,702
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	1,698	1,356,114
2.35%, 06/15/32 (Call 03/15/32)(a)	2,590	2,142,171
3.05%, 06/01/31 (Call 03/01/31)(a)	465	415,670
3.12%, 09/01/27 (Call 06/01/27)(a)	2,068	1,953,383
3.25%, 04/01/28 (Call 01/01/28)	1,871	1,753,806
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	1,713	1,558,472
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	3,043	2,440,669
4.00%, 03/30/29 (Call 12/30/28)(a)	1,413	1,368,596
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	3,881	3,405,160
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)(a)	1,776	1,522,382
Evergy Missouri West Inc., 3.75%, 03/15/32 (Call 12/15/31)(b)	450	425,186
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	1,725	1,461,939
3.38%, 03/01/32 (Call 12/01/31)	3,100	2,785,214
Series M, 3.30%, 01/15/28 (Call 10/15/27)(a)	1,409	1,318,013
Series O, 4.25%, 04/01/29 (Call 01/01/29)	1,685	1,642,938
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,878	2,299,498
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)(a)(b)	3,065	2,749,047
4.05%, 04/15/30 (Call 01/15/30)	5,875	5,650,034
7.60%, 04/01/32(a)	90	104,680
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(b)	1,045	927,417
Florida Power & Light Co., 2.45%, 02/03/32 (Call 11/03/31)	4,688	4,069,526
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)(a)	3,270	3,253,134
Series B, 2.65%, 09/15/29 (Call 06/15/29)(a)	3,193	2,788,300
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	1,628	1,569,591
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	951	804,144
3.60%, 04/01/29 (Call 01/01/29)(a)	1,680	1,585,404
4.10%, 09/26/28 (Call 06/26/28)	3,162	3,120,287
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	1,093	1,008,079
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	5,535	5,441,392
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	2,980	2,603,657
3.35%, 11/15/27 (Call 08/15/27)(a)	2,522	2,383,682
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(a)(b)	1,240	1,047,680
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(a)(b)	4,358	3,557,262
Massachusetts Electric Co., 1.73%, 11/24/30 (Call 08/24/30)(b)	1,025	797,626
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(a)(b)	2,555	2,494,697

162	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)(a)	$6,779	$6,569,754
6.75%, 12/30/31(a)	545	636,189
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	2,940	2,837,856
Minejesa Capital BV, 4.63%, 08/10/30(a)(b)	5,340	4,870,971
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)(a)	1,532	1,474,006
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	1,944	1,810,932
3.92%, 08/01/28 (Call 05/01/28)(a)(b)	993	958,301
National Grid USA, 8.00%, 11/15/30	15	17,316
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	3,020	2,337,387
1.65%, 06/15/31 (Call 03/15/31)(a)	1,695	1,351,038
2.40%, 03/15/30 (Call 12/15/29)	2,915	2,540,647
2.75%, 04/15/32 (Call 01/15/32)(a)	2,900	2,503,341
3.40%, 02/07/28 (Call 11/07/27)	3,020	2,899,846
3.70%, 03/15/29 (Call 12/15/28)(a)	2,233	2,126,165
3.90%, 11/01/28 (Call 08/01/28)	1,632	1,575,595
4.15%, 12/15/32	1,300	1,257,099
Series C, 8.00%, 03/01/32	155	191,676
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	1,976	1,894,801
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	3,086	2,673,777
New York State Electric & Gas Corp., 2.15%, 10/01/31 (Call 07/01/31)(b)	3,135	2,573,774
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	5,265	4,555,070
2.25%, 06/01/30 (Call 03/01/30)	9,434	7,951,929
2.44%, 01/15/32 (Call 10/15/31)(a)	5,565	4,636,463
2.75%, 11/01/29 (Call 08/01/29)	5,566	4,957,606
3.50%, 04/01/29 (Call 01/01/29)	4,343	4,061,803
4.80%, 12/01/77 (Call 12/01/27),
(3 mo. LIBOR US + 2.409%)(c)	440	365,939
5.00%, 07/15/32 (Call 04/15/32)	6,820	6,942,817
5.65%, 05/01/79 (Call 05/01/29),
(3 mo. LIBOR US + 3.156%)(c)	2,436	2,226,231
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(a)(b)	5,230	4,274,177
4.28%, 12/15/28 (Call 09/15/28)(b)	2,595	2,488,823
Niagara Mohawk Power Corp., 2.76%, 01/10/32 (Call 10/10/31)(b)	985	831,435
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 10/01/30)(a)	2,880	2,494,705
NRG Energy Inc.
2.45%, 12/02/27 (Call 10/02/27)(a)(b)	4,292	3,674,703
4.45%, 06/15/29 (Call 03/15/29)(b)	2,292	2,075,439
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)(a)	1,534	1,274,976
3.25%, 05/15/29 (Call 02/15/29)(a)	3,277	3,087,764
3.95%, 04/01/30 (Call 01/01/30)	1,188	1,161,499
Oglethorpe Power Corp., 6.19%, 01/01/31(a)(b)	145	150,734
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)	1,335	1,169,271
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	1,835	1,469,416
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)(a)	1,190	1,084,777
3.30%, 03/15/30 (Call 09/15/29)	1,349	1,241,352
3.80%, 08/15/28 (Call 02/15/28)(a)	2,018	1,943,868

Security	Par (000)	Value

Electric (continued)
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)(a)	$1,789	$1,623,225
3.70%, 11/15/28 (Call 08/15/28)	1,080	1,045,351
4.15%, 06/01/32 (Call 03/01/32)(a)(b)	3,005	2,995,693
7.00%, 05/01/32	2,095	2,509,310
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	8,495	6,495,533
3.00%, 06/15/28 (Call 04/15/28)(a)	4,065	3,488,600
3.25%, 06/01/31 (Call 03/01/31)	4,516	3,638,903
3.30%, 12/01/27 (Call 09/01/27)	5,464	4,805,891
3.75%, 07/01/28	4,328	3,808,919
4.20%, 03/01/29 (Call 01/01/29)	2,140	1,912,462
4.40%, 03/01/32 (Call 12/01/31)	2,000	1,755,371
4.55%, 07/01/30 (Call 01/01/30)	13,717	12,198,785
4.65%, 08/01/28 (Call 05/01/28)	1,710	1,561,036
5.90%, 06/15/32 (Call 03/15/32)	3,790	3,654,891
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	814	717,797
3.50%, 06/15/29 (Call 03/15/29)	1,563	1,478,921
7.70%, 11/15/31(a)	465	560,590
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	1,708	1,580,542
3.60%, 06/01/29 (Call 03/01/29)(b)	1,660	1,553,055
Perusahaan Listrik Negara PT
3.88%, 07/17/29(a)(b)	3,872	3,566,383
5.45%, 05/21/28(b)	5,577	5,716,425
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)(b)	3,263	2,753,156
3.38%, 02/05/30(b)	975	854,402
5.38%, 01/25/29(b)	2,895	2,915,728
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	680	648,741
Progress Energy Inc.
7.00%, 10/30/31(a)	1,250	1,387,999
7.75%, 03/01/31	2,722	3,153,398
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	1,010	840,789
3.70%, 06/15/28 (Call 12/15/27)	2,027	1,965,550
4.10%, 06/01/32 (Call 03/01/32)(a)	2,835	2,778,795
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,044	1,716,749
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	975	826,277
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)(a)	2,440	2,015,986
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)(a)	3,733	3,106,664
2.45%, 01/15/30 (Call 10/15/29)(a)	1,783	1,591,114
3.10%, 03/15/32 (Call 12/15/31)(a)	450	411,844
3.20%, 05/15/29 (Call 02/15/29)	2,078	1,963,715
3.65%, 09/01/28 (Call 06/01/28)(a)	1,869	1,807,076
3.70%, 05/01/28 (Call 02/01/28)(a)	1,227	1,193,246
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)(a)	4,300	3,421,955
2.45%, 11/15/31 (Call 08/15/31)(a)	800	667,917
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)(a)	2,834	2,465,606
4.10%, 06/15/30 (Call 03/15/30)	1,177	1,084,232
4.22%, 03/15/32 (Call 12/15/31)(a)	3,135	2,888,223
Puget Sound Energy Inc., 7.02%, 12/01/27(a)	1,001	1,107,458

S C H E D U L E O F I N V E S T M E N T S	163

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	$3,098	$2,544,726
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)(a)	2,525	2,243,466
Sempra Energy
3.40%, 02/01/28 (Call 11/01/27)	5,295	5,001,496
3.70%, 04/01/29 (Call 02/01/29)(a)	1,310	1,227,290
Sociedad de Transmision Austral SA, 4.00%, 01/27/32 (Call 10/27/31)(a)(b)	1,520	1,326,604
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	1,876	1,572,214
2.75%, 02/01/32 (Call 11/01/31)(a)	1,905	1,612,771
2.85%, 08/01/29 (Call 05/01/29)(a)	2,086	1,837,818
6.65%, 04/01/29	2,082	2,212,466
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	2,171	2,098,289
Series B, 3.65%, 03/01/28 (Call 12/01/27)	1,559	1,481,265
Series G, 2.50%, 06/01/31 (Call 03/01/31)(a)	2,808	2,345,087
Southern Co. (The)
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	2,000	1,711,995
Series A, 3.70%, 04/30/30 (Call 01/30/30)	4,724	4,419,041
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)(a)	2,624	2,535,294
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	4,150	4,007,821
SP PowerAssets Ltd., 3.00%, 09/26/27(a)(b)	715	682,368
State Grid Overseas Investment BVI Ltd, 4.25%, 05/02/28(a)(b)	4,046	4,062,223
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	1,701	1,459,120
Transelec SA, 3.88%, 01/12/29 (Call 10/16/28)(a)(b)	1,250	1,151,562
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)(a)	2,749	2,187,925
3.25%, 05/15/32 (Call 02/15/32)	970	863,425
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)(a)	3,490	2,865,860
2.95%, 03/15/30 (Call 12/15/29)	377	342,577
3.50%, 03/15/29 (Call 12/15/28)(a)	2,068	1,970,411
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)(a)	1,845	1,568,629
2.40%, 03/30/32 (Call 12/30/31)	2,560	2,187,352
Series A, 2.88%, 07/15/29 (Call 04/15/29)(a)	2,083	1,902,735
Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	3,360	3,283,785
Vistra Operations Co. LLC, 4.30%, 07/15/29 (Call 04/15/29)(a)(b)	3,752	3,371,792
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)(a)	1,961	1,693,786
1.80%, 10/15/30 (Call 07/15/30)(a)	1,699	1,373,669
2.20%, 12/15/28 (Call 10/15/28)	3,150	2,728,706
Wisconsin Electric Power Co., 1.70%, 06/15/28 (Call 04/15/28)	940	819,464
Wisconsin Power & Light Co., 3.95%, 09/01/32	2,200	2,101,980
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)(a)	2,670	2,180,738
3.00%, 07/01/29 (Call 04/01/29)	913	834,816
3.05%, 10/15/27 (Call 07/15/27)	1,071	1,013,819
Xcel Energy Inc.
2.35%, 11/15/31 (Call 05/15/31)	1,572	1,297,239
2.60%, 12/01/29 (Call 06/01/29)	2,135	1,869,223
3.40%, 06/01/30 (Call 12/01/29)	2,946	2,700,721
4.00%, 06/15/28 (Call 12/15/27)(a)	2,719	2,661,656
4.60%, 06/01/32 (Call 12/01/31)(a)	2,000	1,985,084

		661,120,993

Security	Par (000)	Value

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	$2,229	$1,766,420
Emerson Electric Co.
1.80%, 10/15/27 (Call 08/15/27)	3,387	3,039,453
1.95%, 10/15/30 (Call 07/15/30)(a)	2,995	2,549,959
2.00%, 12/21/28 (Call 10/21/28)(a)	3,503	3,126,722
2.20%, 12/21/31 (Call 09/21/31)(a)	3,190	2,709,714

		13,192,268

Electronics — 0.7%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	2,376	1,954,101
2.30%, 03/12/31 (Call 12/12/30)	3,983	3,276,927
2.75%, 09/15/29 (Call 06/15/29)(a)	2,111	1,851,071
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,529	2,228,559
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)(a)	980	906,601
5.41%, 07/01/32 (Call 04/01/32)	2,980	2,941,701
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)(a)	3,332	2,750,884
2.80%, 02/15/30 (Call 11/15/29)	4,061	3,546,879
4.35%, 06/01/29 (Call 03/01/29)	2,359	2,339,298
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	1,880	1,526,655
3.88%, 01/12/28 (Call 10/12/27)	2,110	1,990,072
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	967	770,003
5.50%, 06/01/32 (Call 03/01/32)	2,470	2,369,920
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	2,851	2,708,551
4.88%, 05/12/30 (Call 02/12/30)(a)	2,800	2,644,795
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)(a)	5,632	4,660,814
1.95%, 06/01/30 (Call 03/01/30)(a)	5,477	4,715,207
2.70%, 08/15/29 (Call 05/15/29)(a)	1,841	1,689,614
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	1,312	1,095,659
3.50%, 02/15/28 (Call 11/15/27)	2,773	2,646,169
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	2,765	2,305,734
3.60%, 01/15/30 (Call 10/15/29)(a)	2,112	1,856,458
3.95%, 01/12/28 (Call 10/12/27)(a)	2,119	1,996,441
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)(a)	2,169	1,888,926
TD SYNNEX Corp.
2.38%, 08/09/28 (Call 06/09/28)	2,545	2,137,493
2.65%, 08/09/31 (Call 05/09/31)	2,307	1,819,984
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	2,616	2,598,389
Tyco Electronics Group SA, 2.50%, 02/04/32 (Call 12/04/31)(a)	1,685	1,457,814
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	2,443	1,974,347
2.95%, 04/01/31 (Call 01/01/31)(a)	2,670	2,053,844

		68,702,910

Engineering & Construction — 0.1%
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	1,350	1,238,962
Mexico City Airport Trust, 3.88%, 04/30/28 (Call 01/30/28)(b)	2,807	2,515,774
St Engineering Urban Solutions USA Inc., 3.75%, 05/05/32 (Call 11/05/31)(b)	2,580	2,481,108
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31 (Call 08/12/30)(b)	1,056	821,219

164	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(b)	$4,864	$4,632,846

		11,689,909

Entertainment — 0.3%
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(a)(b)	305	238,444
Magallanes Inc.
4.05%, 03/15/29 (Call 01/15/29)(b)	6,605	6,014,469
4.28%, 03/15/32 (Call 12/15/31)(b)	22,260	19,395,892

		25,648,805

Environmental Control — 0.5%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)(a)	3,237	2,550,569
1.75%, 02/15/32 (Call 11/15/31)(a)	569	452,756
2.30%, 03/01/30 (Call 12/01/29)(a)	3,584	3,083,779
2.38%, 03/15/33 (Call 12/15/32)(a)	4,235	3,460,048
3.38%, 11/15/27 (Call 08/15/27)	3,005	2,865,917
3.95%, 05/15/28 (Call 02/15/28)(a)	3,637	3,555,562
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)(a)	3,157	2,594,197
2.60%, 02/01/30 (Call 11/01/29)	2,930	2,568,429
3.20%, 06/01/32 (Call 03/01/32)(a)	965	857,770
3.50%, 05/01/29 (Call 02/01/29)(a)	2,314	2,184,700
4.20%, 01/15/33	1,000	961,821
4.25%, 12/01/28 (Call 09/01/28)	2,419	2,374,564
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)	2,706	2,293,912
1.50%, 03/15/31 (Call 12/15/30)	3,724	2,947,071
2.00%, 06/01/29 (Call 04/01/29)(a)	2,600	2,242,436
3.15%, 11/15/27 (Call 08/15/27)(a)	3,743	3,572,483
4.15%, 04/15/32 (Call 01/15/32)(a)	5,655	5,521,617
7.00%, 07/15/28(a)	220	246,961

		44,334,592

Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,585	5,005,422
Bestfoods, Series F, 6.63%, 04/15/28	365	402,188
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	2,470	2,086,394
4.15%, 03/15/28 (Call 12/15/27)	4,399	4,319,636
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	750	656,016
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(a)(b)	3,375	2,916,948
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	4,246	3,550,617
4.85%, 11/01/28 (Call 08/01/28)	5,555	5,496,736
7.00%, 10/01/28	3,497	3,777,935
8.25%, 09/15/30	2,886	3,382,284
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)(a)	2,525	2,101,241
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	2,540	2,102,224
2.88%, 04/15/30 (Call 01/15/30)(a)	3,330	2,974,890
4.20%, 04/17/28 (Call 01/17/28)(a)	6,174	6,140,335
Hershey Co. (The)
1.70%, 06/01/30 (Call 03/01/30)(a)	1,793	1,497,227
2.45%, 11/15/29 (Call 08/15/29)	1,227	1,103,470
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)(a)	3,156	2,814,756
1.80%, 06/11/30 (Call 03/11/30)	4,813	4,071,789
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)(a)	2,916	2,540,565

Security	Par (000)	Value

Food (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(a)(b)	$3,895	$3,385,163
3.00%, 05/15/32 (Call 02/15/32)(a)(b)	3,000	2,478,840
3.63%, 01/15/32(a)	3,535	3,057,810
3.75%, 12/01/31 (Call 12/01/26)(a)(b)	3,235	2,833,439
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	6,185	6,185,000
5.75%, 04/01/33 (Call 01/01/33)(b)	2,500	2,490,425
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	1,130	1,169,222
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	2,420	1,947,274
2.38%, 03/15/30 (Call 12/15/29)(a)	2,324	1,975,620
3.38%, 12/15/27 (Call 09/15/27)(a)	2,040	1,944,981
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)(a)	934	777,377
3.40%, 11/15/27 (Call 08/15/27)(a)	2,762	2,629,857
4.30%, 05/15/28 (Call 02/15/28)(a)	2,537	2,508,338
Series B, 7.45%, 04/01/31(a)	3,908	4,514,683
Kraft Heinz Foods Co.
3.75%, 04/01/30 (Call 01/01/30)(a)	3,330	3,085,564
4.25%, 03/01/31 (Call 12/01/30)	1,690	1,605,786
4.63%, 01/30/29 (Call 10/30/28)(a)	1,560	1,536,049
6.75%, 03/15/32	1,610	1,783,658
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	3,727	2,969,215
2.20%, 05/01/30 (Call 02/01/30)(a)	3,602	3,026,794
4.50%, 01/15/29 (Call 10/15/28)	2,380	2,362,381
7.50%, 04/01/31(a)	200	235,562
8.00%, 09/15/29	1,348	1,589,070
Series B, 7.70%, 06/01/29	1,345	1,548,797
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(a)(b)	75	58,829
3.20%, 04/01/30 (Call 01/01/30)(a)(b)	3,427	3,186,403
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)(a)	2,604	2,080,676
2.50%, 04/15/30 (Call 01/15/30)(a)	2,199	1,893,855
Mondelez International Inc.
1.50%, 02/04/31 (Call 11/04/30)	2,954	2,328,179
2.75%, 04/13/30 (Call 01/13/30)	3,336	2,946,422
3.00%, 03/17/32 (Call 12/17/31)	3,430	3,005,546
4.13%, 05/07/28 (Call 02/07/28)(a)	225	223,592
6.50%, 11/01/31	1,000	1,114,529
Nestle Holdings Inc.
1.00%, 09/15/27 (Call 07/15/27)(b)	4,860	4,215,545
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	4,553	3,697,554
1.50%, 09/14/28 (Call 07/14/28)(a)(b)	4,390	3,807,919
1.88%, 09/14/31 (Call 06/14/31)(a)(b)	4,630	3,884,719
3.63%, 09/24/28 (Call 06/24/28)(a)(b)	5,541	5,424,691
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(a)(b)	2,100	2,031,133
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(a)(b)	2,293	1,771,649
3.00%, 10/15/30 (Call 07/15/30)(b)	2,479	2,020,128
5.20%, 04/01/29 (Call 01/01/29)(b)	1,588	1,541,857
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	2,859	2,451,943
2.45%, 12/14/31 (Call 09/14/31)(a)	1,565	1,309,884
5.95%, 04/01/30 (Call 01/01/30)	4,361	4,690,776
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)(a)	4,360	4,301,814

		172,569,221

S C H E D U L E O F I N V E S T M E N T S	165

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)(a)	$2,265	$2,088,285
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	1,577	1,440,589
4.25%, 04/30/29 (Call 01/30/29)(b)	2,582	2,381,056
Georgia-Pacific LLC
2.30%, 04/30/30 (Call 01/30/30)(b)	7,848	6,779,349
7.25%, 06/01/28	2,350	2,657,365
7.75%, 11/15/29(a)	1,141	1,364,939
8.88%, 05/15/31	476	611,160
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)(b)	2,495	2,083,763
3.85%, 01/13/30 (Call 10/13/29)(b)	1,550	1,395,217
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)(a)	3,604	3,045,380
3.13%, 01/15/32 (Call 10/15/31)(a)	3,885	3,077,425
3.75%, 01/15/31 (Call 10/15/30)(a)	6,169	5,212,262
5.00%, 01/15/30 (Call 10/15/29)	5,415	5,076,833
6.00%, 01/15/29 (Call 10/15/28)(a)	6,809	6,822,618
UPM-Kymmene OYJ, 7.45%, 11/26/27(a)(b)	1,315	1,459,974

		45,496,215

Gas — 0.6%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	2,226	1,769,418
2.63%, 09/15/29 (Call 06/15/29)	1,471	1,313,753
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)(b)	2,188	1,921,904
3.76%, 03/16/32 (Call 12/16/31)(b)	3,130	2,855,194
Brooklyn Union Gas Co., 4.87%, 08/05/32(a)	1,000	974,060
Brooklyn Union Gas Co. (The), 3.87%, 03/04/29 (Call 12/04/28)(b)	2,361	2,190,047
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	1,292	1,053,051
4.00%, 04/01/28 (Call 01/01/28)	1,183	1,144,770
4.40%, 07/01/32 (Call 04/01/32)(a)	2,175	2,166,996
East Ohio Gas Co. (The), 2.00%, 06/15/30 (Call 03/15/30)(b)	1,891	1,551,704
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(a)(b)	3,089	2,628,608
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(a)(b)	2,115	1,949,229
Korea Gas Corp., 2.88%, 07/16/29(a)(b)	2,510	2,331,948
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	1,965	1,605,800
3.95%, 09/15/27 (Call 06/15/27)(a)	1,297	1,202,937
4.75%, 09/01/28 (Call 06/01/28)(a)	1,678	1,614,220
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	3,274	2,561,314
2.95%, 09/01/29 (Call 06/01/29)	3,225	2,869,865
3.60%, 05/01/30 (Call 02/01/30)	4,218	3,873,776
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)	1,070	882,720
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	1,110	935,321
3.50%, 06/01/29 (Call 03/01/29)(a)	2,484	2,312,227
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)(b)	2,240	1,909,600
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(a)(b)	1,627	1,379,195
Southern California Gas Co., Series XX, 2.55%, 02/01/30 (Call 11/01/29)(a)	2,733	2,437,489
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	1,901	1,509,769

Security	Par (000)	Value

Gas (continued)
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	$959	$760,701
3.70%, 04/01/28 (Call 01/01/28)(a)	1,075	999,180
4.05%, 03/15/32 (Call 12/15/31)(a)	3,300	2,980,293

		53,685,089

Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,312	1,045,915
4.63%, 06/15/28 (Call 03/15/28)	1,529	1,470,690
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	3,273	2,789,382
3.00%, 05/15/32 (Call 02/15/32)(a)	2,240	1,963,664
4.25%, 11/15/28 (Call 08/15/28)(a)	2,312	2,300,735

		9,570,386

Health Care - Products — 0.8%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	2,794	2,436,064
1.40%, 06/30/30 (Call 03/30/30)	3,140	2,596,479
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(a)(b)	3,609	3,070,911
3.00%, 09/23/29 (Call 06/23/29)(a)(b)	4,448	3,945,760
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)(a)	2,729	2,147,921
2.27%, 12/01/28 (Call 10/01/28)	5,640	4,896,493
2.54%, 02/01/32 (Call 11/01/31)(a)	7,410	6,122,851
3.95%, 04/01/30 (Call 01/01/30)(a)	2,156	2,031,078
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)(a)	5,674	4,951,933
4.00%, 03/01/29 (Call 12/01/28)(a)	155	149,269
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)(a)	3,500	2,882,131
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)(a)	3,460	3,114,977
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)(a)	2,555	2,544,492
PerkinElmer Inc.
1.90%, 09/15/28 (Call 07/15/28)	2,189	1,846,778
2.25%, 09/15/31 (Call 06/15/31)(a)	2,387	1,897,746
2.55%, 03/15/31 (Call 12/15/30)	1,945	1,596,598
3.30%, 09/15/29 (Call 06/15/29)	3,762	3,347,571
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	4,810	3,808,226
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)(a)	3,297	2,758,759
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)(a)	4,750	3,945,367
3.65%, 03/07/28 (Call 12/07/27)(a)	2,576	2,516,900
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)(a)	3,083	2,723,284
2.00%, 10/15/31 (Call 07/15/31)(a)	5,441	4,580,949
2.60%, 10/01/29 (Call 07/01/29)(a)	3,939	3,592,919
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)(a)	3,883	3,240,505
3.55%, 03/20/30 (Call 12/20/29)	715	646,160

		77,392,121

Health Care - Services — 2.1%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	1,005	910,432
Advocate Health & Hospitals Corp. 3.83%, 08/15/28 (Call 05/15/28)(a)	753	737,182

166	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	$295	$252,268
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	3,480	3,348,445
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)(a)	1,875	1,674,444
Banner Health
1.90%, 01/01/31 (Call 07/01/30)(a)	596	487,657
2.34%, 01/01/30 (Call 10/01/29)	1,295	1,116,801
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,635	1,329,820
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	1,800	1,675,723
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)(a)	840	687,111
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(a)	660	559,201
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	1,340	1,331,366
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)	890	745,105
3.35%, 10/01/29 (Call 04/01/29)(a)	3,963	3,542,087
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	4,850	4,130,973
2.55%, 03/15/31 (Call 12/15/30)	4,279	3,665,922
2.88%, 09/15/29 (Call 06/15/29)	4,070	3,661,217
3.65%, 12/01/27 (Call 09/01/27)(a)	7,187	6,962,167
4.10%, 03/01/28 (Call 12/01/27)	5,946	5,826,384
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31 (Call 11/16/30)(a)(b)	6,125	4,757,576
3.00%, 12/01/31 (Call 09/01/31)(a)(b)	1,665	1,337,448
3.75%, 06/15/29 (Call 03/15/29)(b)	2,090	1,861,012
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(a)	4,269	3,386,781
3.38%, 03/15/29 (Call 01/15/29)(a)(b)	3,095	2,739,021
3.50%, 09/01/30 (Call 03/01/30)	10,090	8,804,965
3.63%, 03/15/32 (Call 12/15/31)(a)(b)	10,305	8,903,402
4.13%, 06/15/29 (Call 03/15/29)	9,228	8,494,707
5.63%, 09/01/28 (Call 03/01/28)	6,280	6,311,934
5.88%, 02/01/29 (Call 08/01/28)(a)	3,865	3,939,672
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30 (Call 03/01/30)(b)	3,371	2,799,388
Highmark Inc., 2.55%, 05/10/31 (Call 02/10/31)(b)	1,768	1,471,376
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)(a)	2,405	1,947,100
3.13%, 08/15/29 (Call 05/15/29)(a)	2,442	2,226,304
3.70%, 03/23/29 (Call 02/23/29)(a)	4,060	3,833,720
4.88%, 04/01/30 (Call 01/01/30)	2,843	2,864,580
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)(a)	1,475	1,261,672
2.95%, 12/01/29 (Call 09/01/29)	3,450	3,067,213
3.60%, 09/01/27 (Call 06/01/27)(a)	2,187	2,121,029
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	880	867,169
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)(a)	580	464,639
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	655	548,757
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	445	358,893
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	2,731	2,402,619
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)(a)	1,060	903,940
2.95%, 06/30/30 (Call 03/30/30)(a)	5,212	4,604,489
4.20%, 06/30/29 (Call 03/30/29)(a)	2,117	2,028,564

Security	Par (000)	Value

Health Care - Services (continued)
Roche Holdings Inc.
1.93%, 12/13/28 (Call 10/13/28)(b)	$8,895	$7,781,258
2.08%, 12/13/31 (Call 09/13/31)(a)(b)	9,110	7,672,802
3.63%, 09/17/28 (Call 06/17/28)(b)	2,866	2,781,663
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	1,107	1,061,671
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	205	189,085
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	1,406	1,343,808
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	3,385	2,860,081
UnitedHealth Group Inc.
2.00%, 05/15/30(a)	5,103	4,346,823
2.30%, 05/15/31 (Call 02/15/31)	6,416	5,479,670
2.88%, 08/15/29	4,669	4,284,268
2.95%, 10/15/27	4,490	4,263,825
3.85%, 06/15/28(a)	5,365	5,299,076
3.88%, 12/15/28	4,042	3,975,433
4.00%, 05/15/29 (Call 03/15/29)(a)	4,115	4,049,162
4.20%, 05/15/32 (Call 02/15/32)(a)	7,365	7,282,901
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)(a)(b)	3,614	2,849,032
2.65%, 01/15/32 (Call 10/15/31)(a)(b)	2,390	1,811,957

		194,284,790

Holding Companies - Diversified — 0.3%
Ares Capital Corp.
2.88%, 06/15/28 (Call 04/15/28)	4,672	3,880,693
3.20%, 11/15/31 (Call 08/15/31)(a)	2,890	2,254,161
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	3,770	2,999,933
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	930	886,471
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(a)(b)	4,272	3,847,680
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(a)(b)	2,813	2,686,843
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)	3,845	3,130,374
JAB Holdings BV, 2.20%, 11/23/30 (Call 08/23/30)(b)	2,490	1,942,506
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	4,361	3,529,981
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	2,450	1,897,526

		27,056,168

Home Builders — 0.2%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)(a)	2,043	1,711,071
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	3,832	3,729,220
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)(a)	1,835	1,310,017
3.85%, 01/15/30 (Call 07/15/29)	1,337	1,094,137
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	4,529	3,898,729
PulteGroup Inc., 7.88%, 06/15/32	2,105	2,341,923
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(a)	2,310	1,957,761
4.35%, 02/15/28 (Call 11/15/27)(a)	1,875	1,716,307

		17,759,165

Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	2,320	2,165,851
4.40%, 03/15/29 (Call 12/15/28)(a)	2,294	2,222,238
Panasonic Holdings Corp., 3.11%, 07/19/29 (Call 04/19/29)(a)(b)	2,105	1,907,406

S C H E D U L E O F I N V E S T M E N T S	167

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	$937	$770,722
4.70%, 05/14/32 (Call 02/14/32)(a)	2,390	2,321,638
4.75%, 02/26/29 (Call 11/26/28)(a)	2,774	2,730,709

		12,118,564

Household Products & Wares — 0.4%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)(a)	2,160	1,692,497
2.65%, 04/30/30 (Call 02/01/30)(a)	2,315	1,957,159
4.88%, 12/06/28 (Call 09/06/28)(a)	2,372	2,394,449
Church & Dwight Co. Inc., 2.30%, 12/15/31 (Call 09/15/31)(a)	1,695	1,427,938
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)(a)	1,749	1,424,920
3.10%, 10/01/27 (Call 07/01/27)	2,019	1,918,797
3.90%, 05/15/28 (Call 02/15/28)(a)	1,860	1,825,850
4.40%, 05/01/29 (Call 03/01/29)(a)	1,210	1,192,895
4.60%, 05/01/32 (Call 02/01/32)(a)	5,415	5,349,523
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	5,122	4,483,603
2.00%, 11/02/31 (Call 08/02/31)(a)	2,827	2,379,759
3.10%, 03/26/30 (Call 12/26/29)	3,487	3,240,345
3.20%, 04/25/29 (Call 01/25/29)(a)	2,017	1,907,647
3.95%, 11/01/28 (Call 08/01/28)(a)	1,097	1,091,144
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(a)(b)	1,020	852,353

		33,138,879

Insurance — 4.5%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)(c)	3,925	3,730,319
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	4,471	4,252,940
AIA Group Ltd.
3.38%, 04/07/30 (Call 01/07/30)(a)(b)	4,447	4,124,572
3.60%, 04/09/29 (Call 01/09/29)(b)	4,899	4,668,284
3.90%, 04/06/28 (Call 01/06/28)(b)	2,637	2,572,301
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	2,700	3,087,956
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	2,207	2,066,900
Allstate Corp. (The), 1.45%, 12/15/30 (Call 09/15/30)(a)	2,713	2,156,042
American Financial Group Inc./OH, 5.25%, 04/02/30 (Call 01/02/30)	1,323	1,329,258
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	580	531,910
4.20%, 04/01/28 (Call 01/01/28)	505	494,742
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(c)	3,753	3,555,716
Americo Life Inc., 3.45%, 04/15/31(b)	1,784	1,440,102
AmFam Holdings Inc., 2.81%, 03/11/31 (Call 12/11/30)(b)	2,200	1,841,790
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	3,482	3,039,572
3.75%, 05/02/29 (Call 02/02/29)	3,776	3,576,877
4.50%, 12/15/28 (Call 09/15/28)	2,047	2,026,269
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)(a)	3,550	2,865,992
2.60%, 12/02/31 (Call 09/02/31)(a)	1,440	1,210,924
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)(a)	1,819	1,478,106
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	100	87,974
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)	551	429,957

Security	Par (000)	Value

Insurance (continued)
3.70%, 02/22/30 (Call 11/22/29)	$1,942	$1,720,804
4.90%, 03/27/28 (Call 12/27/27)	2,123	2,085,930
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)(a)	2,252	1,941,178
Athene Global Funding
1.99%, 08/19/28(a)(b)	2,908	2,411,843
2.50%, 03/24/28(b)	2,780	2,381,292
2.55%, 11/19/30(a)(b)	3,263	2,605,221
2.65%, 10/04/31(b)	1,260	996,701
2.67%, 06/07/31(a)(b)	2,961	2,360,955
2.72%, 01/07/29(b)	2,225	1,888,046
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	2,429	2,085,641
4.13%, 01/12/28 (Call 10/12/27)(a)	4,780	4,481,622
6.15%, 04/03/30 (Call 01/03/30)(a)	2,391	2,412,149
AXA SA, 8.60%, 12/15/30(a)	6,619	8,240,655
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	1,866	1,721,075
4.90%, 01/15/40 (Call 01/15/30)(a)(c)	1,634	1,397,070
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)(a)	2,030	1,954,288
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(b)	2,814	2,266,175
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	3,690	3,004,658
1.85%, 03/12/30 (Call 12/12/29)	2,301	1,969,485
2.88%, 03/15/32 (Call 12/15/31)	4,015	3,573,232
Brighthouse Financial Global Funding, 2.00%, 06/28/28(a)(b)	1,647	1,406,419
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)(a)	2,778	2,743,454
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(a)	2,825	2,237,320
4.20%, 03/17/32 (Call 12/17/31)(a)	2,945	2,681,526
4.50%, 03/15/29 (Call 12/15/28)(a)	2,462	2,400,268
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)	1,843	1,469,125
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	570	627,425
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)(a)	2,177	1,745,387
3.90%, 05/01/29 (Call 02/01/29)	2,823	2,643,187
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)(a)	2,245	2,170,582
CNO Global Funding, 2.65%, 01/06/29(b)	3,105	2,682,084
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(a)(b)	4,125	3,796,654
3.90%, 04/05/32 (Call 01/05/32)(a)(b)	6,680	6,000,523
6.88%, 12/15/52	3,000	2,897,316
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	755	663,856
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(a)(b)	3,325	2,855,575
1.78%, 03/17/31 (Call 12/17/30)(a)(b)	1,099	874,463
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	2,200	1,656,208
4.95%, 06/01/29 (Call 03/01/29)(a)	2,824	2,660,142
Equitable Financial Life Global Funding
1.75%, 11/15/30(a)(b)	1,312	1,046,124
1.80%, 03/08/28(a)(b)	2,720	2,350,332
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	8,019	7,886,861

168	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
7.00%, 04/01/28(a)	$725	$801,921
F&G Global Funding, 2.00%, 09/20/28(a)(b)	3,445	2,878,265
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)(a)	3,305	2,824,151
4.63%, 04/29/30 (Call 01/29/30)(a)	2,288	2,171,306
4.85%, 04/17/28 (Call 01/17/28)	3,541	3,431,411
5.63%, 08/16/32	3,000	2,939,150
Farmers Exchange Capital, 7.05%, 07/15/28(b)	385	411,491
Fidelis Insurance Holdings Ltd., 4.88%, 06/30/30 (Call 03/31/30)(b)	180	156,528
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,113	1,672,763
3.40%, 06/15/30 (Call 03/15/30)	3,408	2,949,798
4.50%, 08/15/28 (Call 05/15/28)(a)	1,357	1,329,214
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)(a)	2,753	2,117,152
4.00%, 05/15/30 (Call 02/15/30)	2,154	1,928,512
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	4,468	3,873,791
GA Global Funding Trust
1.95%, 09/15/28(a)(b)	2,830	2,377,079
2.90%, 01/06/32(a)(b)	2,435	1,984,959
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	2,867	2,241,444
4.40%, 10/15/29 (Call 07/15/29)(b)	2,503	2,226,526
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	1,421	1,148,871
4.55%, 09/15/28 (Call 06/15/28)(a)	3,345	3,293,318
4.80%, 06/15/32 (Call 03/15/32)(a)	2,040	1,982,105
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(a)(b)	930	896,736
Guardian Life Global Funding
1.25%, 11/19/27(a)(b)	1,674	1,432,092
1.63%, 09/16/28(a)(b)	2,955	2,480,874
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	1,391	1,126,954
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	3,698	3,274,189
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(a)(b)	1,860	1,490,139
5.67%, 06/08/32 (Call 03/08/32)(a)	2,890	2,805,491
Jackson National Life Global Funding, 3.05%, 06/21/29(b)	2,010	1,807,803
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)(a)	2,097	1,686,641
3.80%, 02/23/32 (Call 11/23/31)	1,415	1,244,246
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)(b)	5,357	5,211,339
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	2,591	2,290,421
3.40%, 01/15/31 (Call 10/15/30)(a)	2,418	2,153,359
3.40%, 03/01/32 (Call 12/01/31)(a)	235	206,423
3.80%, 03/01/28 (Call 12/01/27)	2,858	2,730,191
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	2,252	2,019,811
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(a)	3,910	3,592,804
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	2,011	1,828,317
3.50%, 11/01/27 (Call 08/01/27)	1,564	1,473,344
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	3,790	3,233,714
2.38%, 12/15/31 (Call 09/15/31)(a)	1,339	1,131,740

Security	Par (000)	Value

Insurance (continued)
4.38%, 03/15/29 (Call 12/15/28)	$7,597	$7,550,737
MassMutual Global Funding II
1.55%, 10/09/30(b)	2,071	1,663,915
2.15%, 03/09/31(a)(b)	2,825	2,361,625
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48 (Call 04/26/28)(b)(c)	4,600	4,581,270
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)(a)	4,898	4,939,243
Metropolitan Life Global Funding, 2.40%, 01/11/32(a)(b)	3,700	3,094,199
Metropolitan Life Global Funding I
1.55%, 01/07/31(a)(b)	2,213	1,746,468
2.95%, 04/09/30(b)	4,895	4,355,796
3.00%, 09/19/27(a)(b)	3,466	3,228,992
3.05%, 06/17/29(a)(b)	2,945	2,668,178
3.30%, 03/21/29(a)(b)	3,105	2,860,012
4.30%, 08/25/29	2,000	1,946,153
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29)(b)(c)(d)	4,000	3,975,194
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42 (Call 11/23/31)(b)(c)	2,400	2,472,000
Nationwide Mutual Insurance Co., 8.25%, 12/01/31(b)	1,230	1,474,187
New York Life Global Funding
1.20%, 08/07/30(b)	2,112	1,659,560
1.85%, 08/01/31(a)(b)	2,800	2,262,606
3.00%, 01/10/28(a)(b)	5,268	4,974,667
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(b)(c)	7,123	5,936,286
2.90%, 09/16/51 (Call 09/16/31)(a)(b)(c)	4,580	3,817,997
3.40%, 01/23/50 (Call 01/23/30)(a)(b)(c)	4,489	4,000,283
Northwestern Mutual Global Funding, 1.70%, 06/01/28(a)(b)	1,748	1,526,385
Pacific Life Global Funding II
1.45%, 01/20/28(b)	2,358	1,989,630
1.60%, 09/21/28(a)(b)	2,390	1,981,564
2.45%, 01/11/32(b)	1,765	1,455,520
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)(a)	2,640	2,469,683
4.50%, 10/01/50 (Call 04/01/30)(c)	2,250	2,023,026
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	2,735	2,287,370
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)(a)	3,101	2,566,778
3.70%, 05/15/29 (Call 02/15/29)(a)	2,942	2,767,098
Principal Life Global Funding II
1.50%, 08/27/30(a)(b)	2,152	1,689,219
1.63%, 11/19/30(a)(b)	1,210	952,764
2.50%, 09/16/29(a)(b)	2,515	2,185,147
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)(a)	3,290	2,971,240
3.20%, 03/26/30 (Call 12/26/29)	992	922,593
4.00%, 03/01/29 (Call 12/01/28)(a)	2,582	2,560,158
6.63%, 03/01/29(a)	55	62,188
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(a)(b)	1,604	1,454,540
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	1,142	1,102,456
Protective Life Global Funding
1.74%, 09/21/30(b)	2,617	2,080,381
1.90%, 07/06/28(b)	3,724	3,180,404
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)(a)	3,470	2,945,105
3.70%, 10/01/50 (Call 07/01/30)(c)	4,014	3,482,145
3.88%, 03/27/28 (Call 12/27/27)(a)	2,351	2,305,967

S C H E D U L E O F I N V E S T M E N T S	169

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(c)	$2,542	$2,389,513
5.13%, 03/01/52 (Call 11/28/31)(c)	4,810	4,467,627
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(c)	4,167	4,088,660
Prudential PLC
3.13%, 04/14/30	4,568	4,079,291
3.63%, 03/24/32 (Call 12/24/31)(a)	1,475	1,332,751
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	2,664	2,336,998
3.90%, 05/15/29 (Call 02/15/29)	3,032	2,839,586
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	2,752	2,562,624
RGA Global Funding, 2.70%, 01/18/29(b)	2,400	2,098,050
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(a)(b)	4,067	3,252,884
4.75%, 04/08/32 (Call 01/08/32)(b)	1,940	1,703,595
SBL Holdings Inc., 5.00%, 02/18/31 (Call 11/18/30)(a)(b)	2,710	2,167,482
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)(a)	2,040	1,681,257
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31)(b)(c)	4,550	4,014,304
4.00%, 09/14/77 (Call 09/14/27), (3 mo. LIBOR US + 2.993%)(a)(b)(c)	4,205	3,987,733
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(b)(c)	4,940	4,693,000
Trustage Financial Group Inc., 4.63%, 04/15/32 (Call 01/15/32)(a)(b)	200	181,894
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)(a)	1,871	1,736,667
Voya Financial Inc., 4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(c)	2,706	2,247,218
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	3,681	3,182,144
4.50%, 09/15/28 (Call 06/15/28)(a)	3,191	3,105,757

		423,097,501

Internet — 2.0%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	6,605	5,477,044
3.40%, 12/06/27 (Call 09/06/27)(a)	11,159	10,537,210
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)(a)	10,003	8,147,379
Amazon.com Inc.
1.50%, 06/03/30 (Call 03/03/30)	8,886	7,393,313
1.65%, 05/12/28 (Call 03/12/28)	10,401	9,236,607
2.10%, 05/12/31 (Call 02/12/31)	13,757	11,835,498
3.45%, 04/13/29 (Call 02/13/29)	6,785	6,561,155
3.60%, 04/13/32 (Call 01/13/32)(a)	11,210	10,745,391
Baidu Inc.
2.38%, 10/09/30 (Call 07/09/30)	200	167,181
2.38%, 08/23/31 (Call 05/23/31)(a)	2,355	1,933,169
3.43%, 04/07/30 (Call 01/07/30)	2,340	2,118,165
4.38%, 03/29/28 (Call 12/29/27)	2,211	2,149,275
4.88%, 11/14/28 (Call 08/14/28)(a)	1,729	1,722,490
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(a)	2,063	1,983,176
4.63%, 04/13/30 (Call 01/13/30)	6,770	6,809,489
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)(a)	3,457	2,864,408
2.70%, 03/11/30 (Call 12/11/29)	4,688	4,041,928
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	4,604	3,851,413
3.25%, 02/15/30 (Call 11/15/29)(a)	5,939	5,136,213

Security	Par (000)	Value

Internet (continued)
3.80%, 02/15/28 (Call 11/15/27)(a)	$5,071	$4,716,638
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)(a)	3,462	3,163,103
Meituan, 3.05%, 10/28/30 (Call 07/28/30)(a)(b)	5,430	3,931,521
Netflix Inc.
4.88%, 04/15/28(a)	7,060	6,865,850
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	4,148	3,961,879
5.38%, 11/15/29(a)(b)	3,563	3,509,555
5.88%, 11/15/28(a)	8,438	8,532,590
6.38%, 05/15/29(a)	3,603	3,730,191
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)(b)	8,380	6,221,568
3.68%, 01/21/30 (Call 10/21/29)(a)(b)	5,129	4,126,063
4.19%, 01/19/32 (Call 10/19/31)(a)(b)	3,200	2,561,918
Tencent Holdings Ltd.
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	10,090	8,390,466
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	2,165	1,844,409
3.60%, 01/19/28 (Call 10/19/27)(b)	10,855	10,164,690
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	12,213	11,488,478
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	2,525	1,905,572
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)(a)	3,295	2,703,980
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	2,814	2,225,755

		192,754,730

Iron & Steel — 0.3%
ArcelorMittal SA, 4.25%, 07/16/29(a)	2,649	2,513,135
Gerdau Trade Inc., 4.88%, 10/24/27(b)	1,825	1,830,931
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	2,560	2,388,314
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)(a)	2,642	2,304,526
3.13%, 04/01/32 (Call 01/01/32)(a)	2,400	2,112,843
3.95%, 05/01/28 (Call 02/01/28)(a)	2,648	2,568,731
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)(a)	1,885	1,512,391
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)(a)	1,986	1,697,441
3.25%, 01/15/31 (Call 10/15/30)	2,453	2,118,923
3.45%, 04/15/30 (Call 01/15/30)	2,735	2,430,402
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)(a)	6,977	6,068,106

		27,545,743

Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	2,500	1,865,673
4.40%, 09/15/32 (Call 06/15/32)(a)	1,400	1,203,675

		3,069,348

Lodging — 0.3%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)(a)	1,507	1,334,179
3.70%, 01/15/31 (Call 10/15/30)	2,449	2,136,621
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)(a)	1,582	1,493,937
6.00%, 04/23/30 (Call 01/23/30)(a)	2,247	2,295,103
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	881	864,141
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	4,681	4,470,690
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	5,203	4,331,815
Series X, 4.00%, 04/15/28 (Call 01/15/28)	2,377	2,262,269
Sands China Ltd.
3.10%, 03/08/29	1,700	1,283,500
3.75%, 08/08/31(a)	4,000	2,920,760
4.88%, 06/18/30 (Call 03/18/30)	2,439	1,927,500

170	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
5.90%, 08/08/28 (Call 05/08/28)	$8,422	$7,200,810

		32,521,325

Machinery — 0.9%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)(a)	1,115	1,090,438
Caterpillar Financial Services Corp., 1.10%, 09/14/27(a)	3,449	3,014,407
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	2,738	2,320,465
2.60%, 09/19/29 (Call 06/19/29)(a)	2,297	2,094,551
2.60%, 04/09/30 (Call 01/09/30)(a)	3,114	2,819,507
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	2,414	2,287,256
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)(a)	3,064	2,862,598
5.38%, 10/16/29(a)	1,871	1,999,028
7.13%, 03/03/31(a)	215	257,650
8.10%, 05/15/30(a)	385	479,760
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)	1,180	1,068,467
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)(a)	2,119	1,652,230
3.50%, 10/01/30 (Call 07/01/30)(a)	2,284	1,959,805
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)(a)	1,023	865,698
3.00%, 05/01/30 (Call 02/01/30)(a)	3,401	2,994,134
John Deere Capital Corp.
1.45%, 01/15/31(a)	3,743	3,054,272
1.50%, 03/06/28(a)	2,318	2,039,145
2.00%, 06/17/31	3,575	3,031,311
2.45%, 01/09/30	3,334	2,950,699
2.80%, 09/08/27	2,222	2,109,924
2.80%, 07/18/29	2,687	2,483,441
3.05%, 01/06/28(a)	1,734	1,665,567
3.35%, 04/18/29(a)	3,710	3,545,514
3.45%, 03/07/29(a)	2,767	2,666,115
3.90%, 06/07/32(a)	3,010	2,961,263
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)(a)	1,185	931,444
4.55%, 04/15/28 (Call 01/15/28)	1,866	1,765,827
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	1,335	1,133,680
4.60%, 05/15/28 (Call 02/15/28)	1,417	1,366,698
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	6,691	5,757,200
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)(a)	1,995	1,624,030
3.50%, 03/01/29 (Call 12/01/28)(a)	2,996	2,876,989
6.70%, 01/15/28	305	337,472
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	5,758	5,582,955
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	3,650	3,213,289
2.25%, 01/30/31 (Call 10/30/30)(a)	3,647	3,033,275

		81,896,104

Manufacturing — 0.9%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	3,552	3,055,510
2.88%, 10/15/27 (Call 07/15/27)(a)	4,203	3,961,519
3.05%, 04/15/30 (Call 01/15/30)(a)	2,663	2,369,404
3.38%, 03/01/29 (Call 12/01/28)	3,955	3,666,433
3.63%, 09/14/28 (Call 06/14/28)	2,897	2,795,668

Security	Par (000)	Value

Manufacturing (continued)
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)(a)	$2,405	$1,894,971
2.75%, 03/01/30 (Call 12/01/29)(a)	3,427	2,939,362
3.75%, 12/01/27 (Call 09/01/27)	1,639	1,555,094
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)(a)	3,212	3,051,148
4.15%, 03/15/33	2,190	2,111,534
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)(a)	2,160	2,082,294
General Electric Co., 6.75%, 03/15/32	10,650	12,054,643
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	4,971	4,545,709
4.25%, 09/15/27 (Call 08/15/27)	2,300	2,276,144
4.50%, 09/15/29 (Call 07/15/29)	4,080	4,018,779
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	1,906	1,784,507
5.90%, 07/15/32 (Call 04/15/32)(a)	3,000	2,985,908
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	5,802	5,056,128
2.15%, 03/11/31(a)(b)	7,737	6,577,187
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	2,263	1,845,145
3.00%, 06/01/30 (Call 03/01/30)	2,888	2,501,417
3.38%, 03/01/28 (Call 12/01/27)	1,621	1,491,342
3.90%, 09/17/29 (Call 06/17/29)	1,270	1,183,360
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)(a)	2,494	2,398,290
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	3,421	3,223,391

		81,424,887

Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	5,445	4,472,009
2.30%, 02/01/32 (Call 11/01/31)	3,457	2,629,758
2.80%, 04/01/31 (Call 01/01/31)	6,157	4,987,990
3.75%, 02/15/28 (Call 11/15/27)	4,266	3,949,580
4.20%, 03/15/28 (Call 12/15/27)(a)	5,501	5,186,234
4.40%, 04/01/33 (Call 01/01/33)(a)	4,975	4,397,963
5.05%, 03/30/29 (Call 12/30/28)	5,427	5,224,913
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	7,785	6,252,300
1.95%, 01/15/31 (Call 10/15/30)	6,702	5,563,475
2.65%, 02/01/30 (Call 11/01/29)	7,387	6,531,142
3.15%, 02/15/28 (Call 11/15/27)(a)	7,676	7,286,790
3.40%, 04/01/30 (Call 01/01/30)(a)	7,198	6,719,818
3.55%, 05/01/28 (Call 02/01/28)	5,090	4,907,513
4.15%, 10/15/28 (Call 07/15/28)	18,299	18,139,343
4.25%, 10/15/30 (Call 07/15/30)(a)	6,748	6,634,920
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	2,789	2,212,416
2.60%, 06/15/31 (Call 03/15/31)(a)(b)	3,097	2,578,009
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	4,142	3,628,856
3.95%, 03/20/28 (Call 12/20/27)(a)	7,574	6,957,349
4.13%, 05/15/29 (Call 02/15/29)(a)	3,286	2,994,433
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	2,205	1,927,346
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	1,472	1,335,237
4.71%, 01/25/29 (Call 10/25/28)(a)	8,320	8,233,893

S C H E D U L E O F I N V E S T M E N T S	171

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Grupo Televisa SAB, 8.50%, 03/11/32	$150	$185,944
Meta Platforms Inc., 3.85%, 08/15/32	16,490	15,507,700
Paramount Global
3.38%, 02/15/28 (Call 11/15/27)(a)	2,369	2,211,812
3.70%, 06/01/28 (Call 03/01/28)	2,349	2,211,023
4.20%, 06/01/29 (Call 03/01/29)(a)	2,385	2,267,559
4.20%, 05/19/32 (Call 02/19/32)(a)	5,225	4,597,497
4.95%, 01/15/31 (Call 10/15/30)(a)	3,430	3,246,454
7.88%, 07/30/30	5,125	5,791,794
TCI Communications Inc., 7.13%, 02/15/28(a)	1,444	1,631,538
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	470	554,498
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	9,229	7,972,357
2.20%, 01/13/28(a)	5,047	4,590,087
2.65%, 01/13/31	11,624	10,246,889
3.80%, 03/22/30(a)	6,016	5,815,361

		189,581,800

Metal Fabricate & Hardware — 0.0%
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	1,055	960,444
4.50%, 12/15/28 (Call 09/15/28)	1,860	1,786,435

		2,746,879

Mining — 1.2%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(b)	250	220,452
5.50%, 12/15/27 (Call 06/15/23)(b)	1,000	958,520
6.13%, 05/15/28 (Call 05/15/23)(b)	1,000	971,880
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	2,486	2,112,427
2.63%, 09/10/30 (Call 06/10/30)(b)	4,679	3,812,785
2.88%, 03/17/31 (Call 12/17/30)(b)	2,314	1,907,207
3.88%, 03/16/29 (Call 01/16/29)(b)	1,760	1,593,764
4.00%, 09/11/27(b)	3,097	2,925,171
4.50%, 03/15/28 (Call 12/15/27)(b)	3,127	2,984,039
5.63%, 04/01/30 (Call 01/01/30)(a)(b)	3,487	3,471,506
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)(a)	1,220	1,069,811
3.75%, 10/01/30 (Call 07/01/30)(a)	3,360	2,853,262
Antofagasta PLC, 2.38%, 10/14/30 (Call 07/14/30)(a)(b)	2,195	1,734,050
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(a)(b)	5,020	4,425,767
3.15%, 01/14/30 (Call 10/14/29)(a)(b)	4,138	3,652,255
3.75%, 01/15/31 (Call 10/15/30)(a)(b)	4,745	4,306,990
Freeport Indonesia PT, 5.32%, 04/14/32 (Call 01/01/32)(b)	6,400	5,918,457
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	2,970	2,781,375
4.25%, 03/01/30 (Call 03/01/25)(a)	2,750	2,490,518
4.38%, 08/01/28 (Call 08/01/23)(a)	2,665	2,508,524
4.63%, 08/01/30 (Call 08/01/25)(a)	3,317	3,070,654
5.00%, 09/01/27 (Call 10/03/22)(a)	2,515	2,480,810
5.25%, 09/01/29 (Call 09/01/24)(a)	2,645	2,548,286
Glencore Funding LLC
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	4,597	3,737,788
2.63%, 09/23/31 (Call 06/23/31)(a)(b)	3,420	2,719,822
2.85%, 04/27/31 (Call 01/27/31)(a)(b)	2,759	2,276,016
3.88%, 10/27/27 (Call 07/27/27)(b)	1,590	1,501,256
4.88%, 03/12/29 (Call 12/12/28)(b)	4,150	3,998,337

Security	Par (000)	Value

Mining (continued)
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/30 (Call 02/15/30)(a)(b)	$5,071	$4,973,840
6.53%, 11/15/28(a)(b)	2,349	2,446,977
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(a)(b)	3,240	2,991,330
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(b)	2,449	2,101,526
4.70%, 05/12/31 (Call 02/12/31)(b)	2,210	1,687,388
Newcrest Finance Pty Ltd., 3.25%, 05/13/30 (Call 02/13/30)(b)	3,315	2,931,967
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	4,989	4,096,757
2.60%, 07/15/32 (Call 04/15/32)(a)	3,910	3,199,878
2.80%, 10/01/29 (Call 07/01/29)(a)	3,518	3,071,255
Rio Tinto Alcan Inc., 7.25%, 03/15/31(a)	3,187	3,784,242
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	2,384	2,688,648
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(b)	3,125	2,841,875
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)	2,667	2,408,483
Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)(a)	2,615	2,052,302
4.63%, 12/15/27 (Call 09/15/27)	1,229	1,159,909

		117,468,106

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)(a)	3,685	3,197,511
3.28%, 12/01/28 (Call 10/01/28)	1,395	1,228,429
3.57%, 12/01/31 (Call 09/01/31)(a)	4,485	3,767,117
4.25%, 04/01/28 (Call 10/03/22)(a)	2,695	2,494,735

		10,687,792

Oil & Gas — 4.8%
Aker BP ASA
3.75%, 01/15/30 (Call 10/15/29)(a)(b)	4,525	4,067,025
4.00%, 01/15/31 (Call 10/15/30)(a)(b)	3,195	2,884,063
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	4,417	3,648,988
2.72%, 01/12/32 (Call 10/12/31)(a)	9,075	7,913,328
3.63%, 04/06/30 (Call 01/06/30)(a)	5,584	5,285,966
3.94%, 09/21/28 (Call 06/21/28)	5,688	5,552,117
4.23%, 11/06/28 (Call 08/06/28)	9,094	9,017,699
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	4,362	4,176,831
3.72%, 11/28/28 (Call 08/28/28)	4,878	4,722,597
4.88%, (Call 03/22/30)(c)(d)	11,051	10,108,902
Burlington Resources LLC, 7.20%, 08/15/31	3,260	3,819,083
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (Call 04/15/30)(a)	3,647	3,176,726
7.20%, 01/15/32(a)	580	649,057
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)	2,015	1,653,831
4.40%, 04/15/29 (Call 01/15/29)	3,658	3,553,722
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	6,507	5,701,305
Chevron USA Inc.
3.25%, 10/15/29 (Call 07/15/29)	2,563	2,397,134
3.85%, 01/15/28 (Call 10/15/27)	3,106	3,068,306
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)(a)	3,420	3,147,204
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28(a)	3,335	3,356,392
Conoco Funding Co., 7.25%, 10/15/31(a)	2,370	2,782,670
ConocoPhillips Co., 6.95%, 04/15/29	8,618	9,830,295

172	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Continental Resources Inc./OK
2.88%, 04/01/32 (Call 01/01/32)(b)	$2,455	$1,914,616
4.38%, 01/15/28 (Call 10/15/27)(a)	4,785	4,506,991
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	7,440	7,121,296
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)(a)(b)	2,512	2,411,789
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	3,453	3,274,006
5.25%, 10/15/27 (Call 10/15/22)(a)	1,200	1,216,520
5.88%, 06/15/28 (Call 06/15/23)(a)	1,045	1,075,896
7.88%, 09/30/31(a)	910	1,049,829
7.95%, 04/15/32(a)	1,814	2,099,834
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	3,391	2,923,818
3.50%, 12/01/29 (Call 09/01/29)(a)	4,938	4,479,642
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	2,257	2,061,875
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(b)	1,285	1,079,400
5.25%, 11/06/29 (Call 08/06/29)(b)	2,840	2,733,500
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	5,325	5,054,956
Series X-R, 4.75%, 09/12/28(a)(b)	5,335	5,263,690
Eni USA Inc., 7.30%, 11/15/27	575	634,357
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)(a)	3,415	3,410,093
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(b)	2,005	1,769,924
3.90%, 10/01/27 (Call 07/01/27)(a)	6,050	5,727,051
5.00%, 01/15/29 (Call 07/15/28)	1,046	1,022,413
7.00%, 02/01/30 (Call 11/01/29)(a)	3,620	3,873,708
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	4,766	4,182,174
3.13%, 04/06/30 (Call 01/06/30)(a)	7,178	6,639,750
3.63%, 09/10/28 (Call 06/10/28)(a)	6,278	6,125,199
6.50%, 12/01/28(b)	3,140	3,458,051
6.80%, 01/15/28(a)	910	1,016,421
7.15%, 01/15/29	1,198	1,381,575
7.25%, 09/23/27(a)	1,404	1,587,746
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)(a)	5,989	5,400,527
2.61%, 10/15/30 (Call 07/15/30)	7,715	6,889,113
3.48%, 03/19/30 (Call 12/19/29)(a)	9,892	9,467,094
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	2,280	1,927,619
Hess Corp.
7.30%, 08/15/31	3,850	4,301,377
7.88%, 10/01/29(a)	2,195	2,504,046
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)(b)	1,566	1,415,789
KazMunayGas National Co. JSC, 5.38%, 04/24/30(b)	3,285	3,062,616
Lundin Energy Finance BV, 3.10%, 07/15/31 (Call 04/15/31)(a)(b)	4,284	3,603,533
Marathon Oil Corp., 6.80%, 03/15/32(a)	3,450	3,684,723
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)(a)	2,427	2,290,151
Ovintiv Inc.
7.20%, 11/01/31	2,212	2,376,981
7.38%, 11/01/31	2,925	3,188,448
8.13%, 09/15/30(a)	2,175	2,417,413
Pertamina Persero PT 2.30%, 02/09/31 (Call 11/09/30)(b)	4,270	3,530,478

Security	Par (000)	Value

Oil & Gas (continued)
3.10%, 01/21/30 (Call 10/21/29)(a)(b)	$2,580	$2,305,986
3.10%, 08/27/30 (Call 05/25/30)(b)	2,970	2,642,719
3.65%, 07/30/29(a)(b)	3,900	3,675,239
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)(b)	420	365,286
3.50%, 04/21/30 (Call 01/21/30)(b)	10,709	10,269,477
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(a)(b)	3,235	2,913,808
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	3,611	2,960,525
3.90%, 03/15/28 (Call 12/15/27)	3,710	3,555,435
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)(b)	2,618	2,322,872
3.75%, 03/01/28 (Call 12/01/27)(a)(b)	2,058	1,934,844
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	5,594	4,557,696
2.15%, 01/15/31 (Call 10/15/30)(a)	3,534	2,908,456
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30 (Call 07/15/29)(b)	1,705	1,516,911
Qatar Energy, 2.25%, 07/12/31 (Call 04/12/31)(b)	16,900	14,734,603
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	2,791	2,896,187
6.33%, 09/30/27(a)(b)	3,026	3,146,986
Reliance Industries Ltd.
2.88%, 01/12/32(b)	7,745	6,563,355
3.67%, 11/30/27(a)(b)	2,610	2,487,427
SA Global Sukuk Ltd., 2.69%, 06/17/31 (Call 03/17/31)(b)	14,735	13,393,585
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(a)(b)	4,354	3,656,682
Saudi Arabian Oil Co.
2.25%, 11/24/30 (Call 08/24/30)(a)(b)	10,370	9,022,315
3.50%, 04/16/29(b)	14,980	14,420,587
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)(a)	6,889	6,074,376
2.75%, 04/06/30 (Call 01/06/30)	7,559	6,785,463
3.88%, 11/13/28 (Call 08/13/28)(a)	6,845	6,712,594
Sinopec Group Overseas Development 2017 Ltd., 3.25%, 09/13/27(b)	2,160	2,083,582
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	5,285	4,610,305
2.70%, 05/13/30 (Call 02/13/30)(b)	7,390	6,684,021
2.95%, 08/08/29 (Call 05/08/29)(b)	4,277	3,964,580
2.95%, 11/12/29 (Call 08/12/29)(a)(b)	5,427	5,028,994
4.25%, 09/12/28(a)(b)	3,540	3,550,316
Suncor Energy Inc.
7.00%, 11/15/28(a)	800	879,755
7.15%, 02/01/32	1,110	1,248,793
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30 (Call 02/15/30)(b)	3,148	2,376,740
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(b)	1,625	1,331,314
Tosco Corp., 8.13%, 02/15/30	341	411,430
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	5,598	5,051,415
3.46%, 02/19/29 (Call 11/19/28)	5,750	5,500,031
TotalEnergies Capital SA, 3.88%, 10/11/28	4,587	4,480,309
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	2,961	2,649,294
2.80%, 12/01/31 (Call 09/01/31)(a)	3,320	2,789,227
4.00%, 04/01/29 (Call 01/01/29)	5,112	4,862,117
4.35%, 06/01/28 (Call 03/01/28)(a)	4,028	3,949,892

S C H E D U L E O F I N V E S T M E N T S	173

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.50%, 04/15/32(a)	$2,190	$2,531,685
Woodside Finance Ltd.
3.70%, 03/15/28 (Call 12/15/27)(a)(b)	3,724	3,446,413
4.50%, 03/04/29 (Call 12/04/28)(a)(b)	6,885	6,601,148

		451,524,044

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	2,533	2,272,137
3.34%, 12/15/27 (Call 09/15/27)(a)	6,225	5,822,637
4.49%, 05/01/30 (Call 02/01/30)(a)	2,036	1,983,198
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	4,320	3,817,823
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	2,461	2,174,807
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	6,868	6,552,237
4.30%, 05/01/29 (Call 02/01/29)(b)	3,967	3,831,686
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	5,375	4,736,798

		31,191,323

Packaging & Containers — 0.4%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)	2,354	2,271,292
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)(a)	2,429	2,018,558
2.69%, 05/25/31 (Call 02/25/31)	3,398	2,787,659
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	640	558,262
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(b)	2,657	2,249,763
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	2,468	2,198,857
3.40%, 12/15/27 (Call 09/15/27)(a)	2,403	2,266,863
Sonoco Products Co.
2.85%, 02/01/32 (Call 11/01/31)	3,265	2,730,507
3.13%, 05/01/30 (Call 02/01/30)(a)	1,536	1,330,069
WestRock MWV LLC
7.95%, 02/15/31(a)	440	515,318
8.20%, 01/15/30(a)	1,460	1,705,241
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	1,330	1,252,592
3.90%, 06/01/28 (Call 03/01/28)(a)	2,805	2,693,200
4.00%, 03/15/28 (Call 12/15/27)	3,097	2,980,983
4.20%, 06/01/32 (Call 03/01/32)(a)	3,000	2,826,448
4.90%, 03/15/29 (Call 12/15/28)(a)	3,764	3,755,112

		34,140,724

Pharmaceuticals — 3.4%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	24,522	22,397,548
4.25%, 11/14/28 (Call 08/14/28)	8,076	7,932,697
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	4,649	3,957,727
2.80%, 05/15/30 (Call 02/15/30)	2,380	2,071,617
3.45%, 12/15/27 (Call 09/15/27)(a)	3,244	3,093,846
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	5,536	4,887,219
2.25%, 05/28/31 (Call 02/28/31)(a)	2,235	1,934,329
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	7,294	5,979,885
4.00%, 01/17/29 (Call 10/17/28)(a)	4,440	4,433,433
Bayer Corp., 6.65%, 02/15/28(a)(b)	225	236,976
Bayer U.S. Finance II LLC, 4.38%, 12/15/28 (Call 09/15/28)(b)	17,128	16,465,452

Security	Par (000)	Value

Pharmaceuticals (continued)
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)(a)	$4,669	$3,802,021
2.82%, 05/20/30 (Call 02/20/30)(a)	3,485	3,073,469
4.30%, 08/22/32(a)	1,130	1,097,383
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	5,906	5,203,484
1.45%, 11/13/30 (Call 08/13/30)(a)	4,969	4,054,941
2.95%, 03/15/32 (Call 12/15/31)(a)	8,595	7,788,222
3.40%, 07/26/29 (Call 04/26/29)	6,675	6,369,097
3.45%, 11/15/27 (Call 08/15/27)	520	510,547
3.90%, 02/20/28 (Call 11/20/27)	7,628	7,569,347
Cigna Corp.
2.38%, 03/15/31 (Call 12/15/30)	6,859	5,763,151
2.40%, 03/15/30 (Call 12/15/29)	6,753	5,775,771
3.05%, 10/15/27 (Call 07/15/27)	2,266	2,114,233
4.38%, 10/15/28 (Call 07/15/28)	16,904	16,646,783
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)	5,681	4,590,997
1.88%, 02/28/31 (Call 11/28/30)	5,770	4,641,551
2.13%, 09/15/31 (Call 06/15/31)(a)	4,505	3,669,544
3.25%, 08/15/29 (Call 05/15/29)	8,861	8,097,335
3.75%, 04/01/30 (Call 01/01/30)	6,807	6,392,662
4.30%, 03/25/28 (Call 12/25/27)	20,769	20,531,842
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)(a)	4,102	3,971,911
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	7,788	7,656,068
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	4,385	4,171,546
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	6,756	5,939,728
1.30%, 09/01/30 (Call 06/01/30)(a)	6,984	5,852,236
2.90%, 01/15/28 (Call 10/15/27)	7,303	7,017,251
6.95%, 09/01/29(a)	460	553,434
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)(a)	1,401	1,363,452
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	5,672	4,687,263
1.90%, 12/10/28 (Call 10/10/28)(a)	5,190	4,578,782
2.15%, 12/10/31 (Call 09/10/31)	9,074	7,721,614
3.40%, 03/07/29 (Call 12/07/28)	8,448	8,108,363
Merck Sharp & Dohme Corp., 5.95%, 12/01/28(a)	1,281	1,399,225
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	3,230	3,032,239
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	6,987	6,139,745
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	4,537	3,835,221
1.75%, 08/18/31 (Call 05/18/31)(a)	4,520	3,746,506
2.63%, 04/01/30 (Call 01/01/30)(a)	5,744	5,165,979
3.45%, 03/15/29 (Call 12/15/28)	7,700	7,437,393
3.60%, 09/15/28 (Call 06/15/28)(a)	4,420	4,383,735
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	4,353	4,225,815
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	11,389	9,521,465
5.00%, 11/26/28 (Call 08/26/28)(a)	7,640	7,742,891
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	6,739	5,308,015
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	3,640	3,058,084
3.00%, 09/12/27 (Call 06/12/27)	3,340	3,164,859
3.90%, 08/20/28 (Call 05/20/28)	2,173	2,122,921

		322,988,850

Pipelines — 2.9%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(b)	2,090	2,056,999

174	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	$2,052	$1,738,252
4.80%, 05/03/29 (Call 02/03/29)(a)	2,195	2,103,062
Cameron LNG LLC, 2.90%, 07/15/31 (Call 04/15/31)(b)	3,400	2,985,283
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	7,063	6,490,769
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	3,488	3,174,921
Colonial Pipeline Co., 7.63%, 04/15/32(a)(b)	595	703,544
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	2,000	1,680,000
5.13%, 05/15/29 (Call 02/15/29)	2,000	1,949,400
8.13%, 08/16/30	2,000	2,253,000
DT Midstream Inc., 4.30%, 04/15/32 (Call 01/15/32)(a)(b)	1,320	1,199,840
El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(a)(b)	1,110	972,137
8.38%, 06/15/32	5	5,933
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)(a)	5,020	4,536,873
6.25%, 03/01/78 (Call 03/01/28), (3 mo. LIBOR US + 3.641%)(a)(c)	2,037	1,926,114
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30)(a)(c)	4,336	4,072,242
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)(a)	6,432	5,780,483
4.00%, 10/01/27 (Call 07/01/27)	3,904	3,706,813
4.15%, 09/15/29 (Call 06/15/29)(a)	2,768	2,547,974
4.95%, 05/15/28 (Call 02/15/28)	4,001	3,911,494
4.95%, 06/15/28 (Call 03/15/28)(a)	4,860	4,776,695
5.25%, 04/15/29 (Call 01/15/29)	7,053	6,876,378
8.25%, 11/15/29 (Call 08/15/29)	1,450	1,675,394
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	5,436	4,784,220
3.13%, 07/31/29 (Call 04/30/29)(a)	5,580	5,039,162
4.15%, 10/16/28 (Call 07/16/28)	4,636	4,544,079
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(c)	3,287	2,704,120
Flex Intermediate Holdco LLC, 3.36%, 06/30/31 (Call 12/30/30)(a)(b)	3,405	2,811,539
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(a)(b)	2,457	1,968,757
2.55%, 07/01/30 (Call 04/01/30)(b)	2,283	1,931,214
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(b)	1,187	1,112,976
GNL Quintero SA, 4.63%, 07/31/29(a)(b)	3,068	2,996,886
Gray Oak Pipeline LLC, 3.45%, 10/15/27 (Call 08/15/27)(a)(b)	2,031	1,859,518
KazTransGas JSC, 4.38%, 09/26/27(b)	1,325	1,202,438
Kinder Morgan Energy Partners LP
7.40%, 03/15/31(a)	434	479,522
7.75%, 03/15/32	3,125	3,547,460
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	6,056	4,808,793
4.30%, 03/01/28 (Call 12/01/27)(a)	5,393	5,268,171
4.80%, 02/01/33 (Call 11/01/32)	4,000	3,851,659
7.75%, 01/15/32(a)	3,520	4,092,957
7.80%, 08/01/31	875	1,010,289
Magellan Midstream Partners LP, 3.25%, 06/01/30 (Call 03/01/30)(a)	2,068	1,833,153
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	3,713	3,469,660

Security	Par (000)	Value

Pipelines (continued)
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)(a)	$6,501	$5,419,201
4.00%, 03/15/28 (Call 12/15/27)	5,672	5,426,116
4.25%, 12/01/27 (Call 09/01/27)	3,426	3,310,323
4.80%, 02/15/29 (Call 11/15/28)(a)	3,485	3,402,020
4.95%, 09/01/32	5,000	4,844,382
NGPL PipeCo LLC, 3.25%, 07/15/31 (Call 04/15/31)(a)(b)	3,075	2,567,538
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	4,739	4,085,544
3.40%, 09/01/29 (Call 06/01/29)(a)	3,546	3,141,508
4.35%, 03/15/29 (Call 12/15/28)	3,537	3,335,497
4.55%, 07/15/28 (Call 04/15/28)	4,117	3,989,899
6.35%, 01/15/31 (Call 10/15/30)	1,490	1,555,371
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	338	371,203
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	4,703	4,116,255
3.80%, 09/15/30 (Call 06/15/30)(a)	3,192	2,831,402
Sabal Trail Transmission LLC, 4.25%, 05/01/28 (Call 02/01/28)(b)	2,582	2,491,828
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	6,376	6,011,221
4.50%, 05/15/30 (Call 11/15/29)(a)	8,728	8,355,589
Southern Natural Gas Co. LLC, 8.00%, 03/01/32	140	161,605
Targa Resources Corp., 4.20%, 02/01/33 (Call 11/01/32)	3,070	2,756,462
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	5,630	4,930,277
4.88%, 02/01/31 (Call 02/01/26)	5,165	4,787,846
5.00%, 01/15/28 (Call 01/15/23)(a)	1,710	1,667,267
5.50%, 03/01/30 (Call 03/01/25)(a)	1,310	1,279,562
6.88%, 01/15/29 (Call 01/15/24)(a)	200	204,382
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(a)(b)	7,082	6,085,918
7.00%, 10/15/28(a)	2,978	3,205,631
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	2,055	1,918,337
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	5,290	4,340,119
4.10%, 04/15/30 (Call 01/15/30)	6,180	5,873,934
4.25%, 05/15/28 (Call 02/15/28)(a)	6,540	6,378,379
Transcanada Trust
5.50%, 09/15/79 (Call 09/15/29), (SOFR + 4.416%)(a)(c)	5,077	4,669,990
5.60%, 03/07/82 (Call 12/07/31)(c)	2,005	1,857,661
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	4,171	3,728,243
4.00%, 03/15/28 (Call 12/15/27)	2,001	1,919,760
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	2,210	2,133,489
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)(b)	4,048	3,881,020
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)(a)	2,964	2,923,686
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	7,834	6,544,425
3.50%, 11/15/30 (Call 08/15/30)	5,470	4,920,578
7.75%, 06/15/31	629	723,492
8.75%, 03/15/32	40	49,426
Series A, 7.50%, 01/15/31	1,862	2,109,753

S C H E D U L E O F I N V E S T M E N T S	175

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Cos. Inc., 4.65%, 08/15/32	$3,000	$2,892,143

		273,638,455

Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	2,365	1,982,785
4.87%, 02/15/29 (Call 11/15/28)(b)	3,603	3,505,609
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	2,604	2,326,062
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	4,017	3,727,144

		11,541,600

Real Estate — 0.2%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	2,678	2,149,661
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(a)(b)	2,325	1,851,281
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	1,746	1,341,233
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(a)(b)	225	197,203
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	4,635	3,894,655
4.13%, 02/01/29 (Call 11/01/28)(b)	4,793	4,653,171

		14,087,204

Real Estate Investment Trusts — 5.8%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	1,825	1,536,555
2.90%, 10/01/30 (Call 07/01/30)(a)	1,465	1,238,261
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)(a)	5,000	3,951,116
2.75%, 12/15/29 (Call 09/15/29)	2,041	1,778,666
3.38%, 08/15/31 (Call 05/15/31)	2,775	2,472,648
3.95%, 01/15/28 (Call 10/15/27)(a)	2,209	2,124,639
4.50%, 07/30/29 (Call 04/30/29)	1,243	1,208,105
4.70%, 07/01/30 (Call 04/01/30)	2,985	2,936,459
4.90%, 12/15/30 (Call 09/15/30)(a)	1,795	1,784,675
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	2,160	1,819,391
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)(a)	2,350	1,885,909
3.63%, 04/15/32 (Call 01/15/32)	2,315	2,020,511
4.25%, 02/15/28 (Call 11/15/27)	2,402	2,294,877
4.90%, 02/15/29 (Call 11/15/28)	1,952	1,911,062
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	3,563	2,996,616
1.88%, 10/15/30 (Call 07/15/30)	3,590	2,830,942
2.10%, 06/15/30 (Call 03/15/30)	3,349	2,703,214
2.30%, 09/15/31 (Call 06/15/31)(a)	3,160	2,509,716
2.70%, 04/15/31 (Call 01/15/31)	3,105	2,569,106
2.90%, 01/15/30 (Call 10/15/29)	3,530	3,049,107
3.60%, 01/15/28 (Call 10/15/27)	3,761	3,492,838
3.80%, 08/15/29 (Call 05/15/29)	7,725	7,151,406
3.95%, 03/15/29 (Call 12/15/28)	3,150	2,951,428
4.05%, 03/15/32 (Call 12/15/31)(a)	1,510	1,386,237
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(a)	2,765	2,387,309
2.05%, 01/15/32 (Call 10/15/31)(a)	170	139,256
2.30%, 03/01/30 (Call 12/01/29)(a)	4,028	3,513,636
2.45%, 01/15/31 (Call 10/17/30)	3,356	2,906,703
3.20%, 01/15/28 (Call 10/15/27)	1,732	1,619,606
3.30%, 06/01/29 (Call 03/01/29)(a)	1,735	1,611,131

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)(a)	$3,000	$2,388,354
2.90%, 03/15/30 (Call 12/15/29)	3,418	2,916,746
3.25%, 01/30/31 (Call 10/30/30)	5,847	5,036,283
3.40%, 06/21/29 (Call 03/21/29)(a)	6,044	5,413,579
4.50%, 12/01/28 (Call 09/01/28)	3,180	3,094,887
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	2,675	2,465,620
4.55%, 10/01/29 (Call 07/01/29)	363	341,656
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)(a)	2,947	2,489,509
2.50%, 08/16/31 (Call 05/16/31)	2,200	1,702,531
4.05%, 07/01/30 (Call 04/01/30)(a)	3,544	3,150,215
4.13%, 05/15/29 (Call 02/15/29)	2,343	2,156,662
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	1,567	1,233,449
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	3,306	2,928,382
3.15%, 07/01/29 (Call 04/01/29)(a)	2,828	2,590,638
4.10%, 10/15/28 (Call 07/15/28)	1,980	1,929,561
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(b)	2,300	2,017,698
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	2,108	1,665,087
2.75%, 04/15/31 (Call 01/15/31)	2,641	2,074,059
Crown Castle Inc.
2.10%, 04/01/31 (Call 01/01/31)(a)	4,745	3,777,827
2.25%, 01/15/31 (Call 10/15/30)(a)	5,289	4,295,354
3.30%, 07/01/30 (Call 04/01/30)(a)	3,662	3,246,155
3.65%, 09/01/27 (Call 06/01/27)(a)	4,578	4,356,359
3.80%, 02/15/28 (Call 11/15/27)(a)	4,585	4,322,977
Crown Castle International Corp.
2.50%, 07/15/31 (Call 04/15/31)	2,735	2,243,969
3.10%, 11/15/29 (Call 08/15/29)(a)	2,518	2,222,789
4.30%, 02/15/29 (Call 11/15/28)(a)	2,725	2,617,384
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	830	656,615
2.25%, 12/15/28 (Call 10/15/28)	2,793	2,360,250
2.50%, 02/15/32 (Call 11/15/31)	2,700	2,179,486
3.00%, 02/15/30 (Call 11/15/29)	2,063	1,798,177
4.38%, 02/15/29 (Call 11/15/28)(a)	1,645	1,585,249
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	4,113	3,787,635
4.45%, 07/15/28 (Call 04/15/28)(a)	3,074	2,994,588
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	951	781,319
1.75%, 02/01/31 (Call 11/01/30)	2,810	2,273,497
2.25%, 01/15/32 (Call 10/15/31)(a)	2,488	2,063,716
2.88%, 11/15/29 (Call 08/15/29)	2,262	2,026,069
3.38%, 12/15/27 (Call 09/15/27)	2,176	2,053,609
4.00%, 09/15/28 (Call 06/15/28)	1,861	1,805,056
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	2,520	1,977,548
3.75%, 08/15/29 (Call 05/15/29)(a)	2,000	1,682,615
4.95%, 04/15/28 (Call 01/15/28)	2,000	1,835,650
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	4,085	3,464,043
2.00%, 05/15/28 (Call 03/15/28)	1,249	1,072,976
2.15%, 07/15/30 (Call 04/15/30)(a)	4,184	3,416,776
2.50%, 05/15/31 (Call 02/15/31)	5,311	4,356,842

176	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.20%, 11/18/29 (Call 08/18/29)(a)	$4,873	$4,363,954
3.90%, 04/15/32 (Call 01/15/32)(a)	5,400	4,901,724
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(a)	4,132	3,351,540
2.50%, 02/15/30 (Call 11/15/29)	1,077	937,251
3.00%, 07/01/29 (Call 04/01/29)(a)	2,446	2,218,142
3.50%, 03/01/28 (Call 12/01/27)(a)	1,915	1,807,303
4.15%, 12/01/28 (Call 09/01/28)	3,239	3,138,949
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,073	833,802
1.70%, 03/01/28 (Call 01/01/28)(a)	1,168	993,447
2.55%, 06/15/31 (Call 03/15/31)(a)	1,082	899,513
2.65%, 03/15/32 (Call 12/15/31)	2,080	1,705,431
3.00%, 01/15/30 (Call 10/15/29)	3,441	3,011,250
4.00%, 03/01/29 (Call 12/01/28)(a)	3,273	3,103,089
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	2,675	2,100,534
2.55%, 06/01/31 (Call 03/01/31)	1,981	1,615,199
3.90%, 04/01/29 (Call 02/01/29)(a)	655	607,983
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)(a)	2,025	1,810,922
3.50%, 06/01/30 (Call 03/01/30)(a)	1,719	1,538,258
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	3,700	2,995,392
4.00%, 01/15/30 (Call 10/15/29)	3,216	2,818,470
4.00%, 01/15/31 (Call 10/15/30)(a)	3,339	2,908,803
5.30%, 01/15/29 (Call 10/15/28)(a)	3,317	3,202,270
5.75%, 06/01/28 (Call 03/03/28)(a)	2,053	2,036,612
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32 (Call 02/04/32)(b)	70	68,049
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	1,040	983,711
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)(a)	3,393	2,639,392
2.05%, 03/15/31 (Call 12/15/30)(a)	1,985	1,529,449
2.40%, 03/15/30 (Call 12/15/29)	777	617,002
3.63%, 01/15/28 (Call 10/15/27)	1,560	1,431,031
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	2,863	2,467,073
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	1,865	1,603,307
2.88%, 01/15/31 (Call 10/15/30)(a)	2,348	2,025,821
3.00%, 01/15/30 (Call 10/15/29)(a)	3,601	3,189,167
3.50%, 07/15/29 (Call 04/15/29)	3,297	3,032,795
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	1,160	925,456
3.05%, 02/15/30 (Call 11/15/29)	2,418	2,060,357
4.13%, 03/15/28 (Call 12/15/27)(a)	1,734	1,636,948
4.20%, 04/15/29 (Call 01/15/29)	1,701	1,572,083
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)(a)	2,433	2,082,076
Series I, 3.50%, 09/15/30 (Call 06/15/30)(a)	4,290	3,635,453
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,145	894,365
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(a)	1,810	1,525,655
3.95%, 11/01/27 (Call 08/01/27)(a)	1,925	1,803,508
4.65%, 04/01/29 (Call 01/01/29)	2,402	2,254,983
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)(a)	3,354	2,547,149
2.30%, 11/15/28 (Call 09/15/28)	2,982	2,488,620
4.15%, 04/15/32 (Call 01/15/32)(a)	2,140	1,923,768

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)(a)	$2,121	$1,794,319
4.25%, 08/15/29 (Call 05/15/29)	696	647,144
4.75%, 12/15/28 (Call 09/15/28)	3,380	3,248,565
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	1,999	1,712,252
2.25%, 12/01/31 (Call 09/01/31)	1,889	1,513,165
2.70%, 10/01/30 (Call 07/01/30)	2,845	2,417,088
3.20%, 04/01/32 (Call 01/01/32)(a)	2,325	2,012,116
4.60%, 02/01/33	1,285	1,242,694
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	1,695	1,539,009
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,526	1,225,232
2.40%, 10/15/31 (Call 07/15/31)(a)	2,864	2,285,735
3.88%, 12/15/27 (Call 09/15/27)	1,941	1,832,935
4.00%, 06/15/29 (Call 03/15/29)(a)	1,939	1,802,897
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	1,461	1,114,480
2.70%, 09/15/30 (Call 06/15/30)(a)	2,051	1,654,707
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)(a)	1,482	1,177,297
2.75%, 03/15/30 (Call 12/15/29)	1,723	1,505,899
3.95%, 03/15/29 (Call 12/15/28)	3,678	3,510,134
4.20%, 06/15/28 (Call 03/15/28)(a)	913	883,615
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)(a)	2,123	1,610,153
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)(a)	1,680	1,419,739
3.50%, 10/15/27 (Call 07/15/27)	1,854	1,720,366
4.30%, 10/15/28 (Call 07/15/28)(a)	2,007	1,918,506
Office Properties Income Trust, 3.45%, 10/15/31 (Call 07/15/31)	1,746	1,163,904
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)(a)	3,115	2,537,327
3.63%, 10/01/29 (Call 07/01/29)(a)	2,400	2,051,425
4.75%, 01/15/28 (Call 10/15/27)(a)	2,620	2,505,720
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	1,490	1,143,941
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	2,060	1,650,843
3.95%, 01/15/28 (Call 10/15/27)	1,832	1,726,782
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	170	129,471
3.15%, 08/15/30 (Call 05/15/30)(a)	1,729	1,421,740
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	4,732	3,779,984
1.63%, 03/15/31 (Call 12/15/30)	865	701,654
2.25%, 04/15/30 (Call 01/15/30)	3,902	3,391,955
3.88%, 09/15/28 (Call 06/15/28)(a)	1,585	1,534,426
4.38%, 02/01/29 (Call 11/01/28)(a)	1,842	1,818,065
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	3,115	2,765,407
1.95%, 11/09/28 (Call 09/09/28)	2,373	2,083,126
2.25%, 11/09/31 (Call 08/09/31)(a)	2,590	2,170,425
2.30%, 05/01/31 (Call 02/01/31)	2,738	2,332,333
3.09%, 09/15/27 (Call 06/15/27)	2,344	2,239,571
3.39%, 05/01/29 (Call 02/01/29)	2,340	2,203,912
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)(a)	2,390	1,965,495
Realty Income Corp.
2.20%, 06/15/28 (Call 04/15/28)	2,202	1,932,606

S C H E D U L E O F I N V E S T M E N T S	177

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.10%, 12/15/29 (Call 09/15/29)	$2,745	$2,497,425
3.25%, 06/15/29 (Call 03/15/29)	2,304	2,126,528
3.25%, 01/15/31 (Call 10/15/30)	3,772	3,381,289
3.40%, 01/15/28 (Call 11/15/27)	2,740	2,570,400
3.65%, 01/15/28 (Call 10/15/27)(a)	2,502	2,397,945
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	2,198	1,918,918
3.70%, 06/15/30 (Call 03/15/30)(a)	2,538	2,305,268
4.13%, 03/15/28 (Call 12/15/27)(a)	1,373	1,318,805
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)(a)	923	744,161
2.15%, 09/01/31 (Call 06/01/31)(a)	4,220	3,366,043
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)(a)	2,923	2,324,219
3.90%, 10/15/29 (Call 07/15/29)	1,854	1,616,538
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)	2,962	2,380,587
2.85%, 01/15/32 (Call 08/15/31)(a)	320	253,454
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30 (Call 02/28/30)(a)(b)	3,319	3,139,593
Scentre Group Trust 2, 5.13%, 09/24/80 (Call 06/24/30)(a)(b)(c)	6,350	5,453,057
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)(a)	3,685	3,192,145
2.20%, 02/01/31 (Call 11/01/30)(a)	3,055	2,504,124
2.25%, 01/15/32 (Call 10/15/31)	3,100	2,495,004
2.45%, 09/13/29 (Call 06/13/29)(a)	5,803	5,008,694
2.65%, 07/15/30 (Call 04/15/30)	3,372	2,897,777
2.65%, 02/01/32 (Call 12/01/31)(a)	3,015	2,505,608
3.38%, 12/01/27 (Call 09/01/27)(a)	3,369	3,180,524
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	2,107	1,757,269
2.70%, 02/15/32 (Call 11/15/31)(a)	2,045	1,590,620
3.20%, 02/15/31 (Call 11/15/30)	1,221	1,011,628
3.40%, 01/15/30 (Call 10/15/29)(a)	2,397	2,061,837
4.00%, 07/15/29 (Call 04/15/29)	1,912	1,735,787
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	1,468	1,165,751
2.75%, 11/18/30 (Call 08/18/30)(a)	1,721	1,396,931
4.50%, 03/15/28 (Call 12/15/27)(a)	1,314	1,261,350
4.63%, 03/15/29 (Call 12/15/28)(a)	2,085	2,015,364
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	2,300	1,941,954
2.70%, 07/15/31 (Call 04/15/31)(a)	3,262	2,625,996
4.20%, 04/15/32 (Call 01/15/32)	2,700	2,418,211
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)(a)	1,712	1,301,974
Trust Fibra Uno, 4.87%, 01/15/30 (Call 10/30/29)(b)	3,140	2,716,100
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)(a)	749	638,261
3.20%, 01/15/30 (Call 10/15/29)	4,223	3,745,788
3.50%, 01/15/28 (Call 10/15/27)	1,373	1,275,277
4.40%, 01/26/29 (Call 10/26/28)	1,710	1,651,027
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	2,105	1,717,616
3.00%, 01/15/30 (Call 10/15/29)	3,006	2,616,407
4.00%, 03/01/28 (Call 12/01/27)	2,869	2,730,931
4.40%, 01/15/29 (Call 10/15/28)(a)	3,558	3,422,712
4.75%, 11/15/30 (Call 08/15/30)(a)	2,302	2,232,080
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	5,175	4,965,970

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.95%, 02/15/30 (Call 12/15/29)(a)	$4,750	$4,560,574
5.13%, 05/15/32 (Call 02/15/32)(a)	8,100	7,719,057
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)(b)	3,040	2,703,617
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	4,265	3,750,018
4.50%, 01/15/28 (Call 10/15/27)(b)	95	88,087
4.63%, 12/01/29 (Call 12/01/24)(b)	5,330	4,923,587
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)	2,210	1,799,036
WEA Finance LLC
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	3,358	2,945,714
4.13%, 09/20/28 (Call 06/20/28)(b)	2,544	2,302,211
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	2,320	1,957,358
2.75%, 01/15/31 (Call 10/15/30)	2,512	2,110,266
2.75%, 01/15/32 (Call 10/15/31)	1,830	1,516,206
2.80%, 06/01/31 (Call 03/01/31)(a)	3,280	2,764,606
3.10%, 01/15/30 (Call 10/15/29)	3,457	3,048,215
3.85%, 06/15/32 (Call 03/15/32)	2,875	2,616,084
4.13%, 03/15/29 (Call 12/15/28)	2,530	2,402,252
4.25%, 04/15/28 (Call 01/15/28)	3,376	3,286,398
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	2,245	1,967,153
4.00%, 11/15/29 (Call 08/15/29)	3,848	3,633,732
4.00%, 04/15/30 (Call 01/15/30)	3,798	3,575,577
6.95%, 10/01/27(a)	621	684,704
7.38%, 03/15/32	2,210	2,558,762
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)(a)	2,124	1,726,534
2.45%, 02/01/32 (Call 11/01/31)(a)	1,650	1,313,768
3.85%, 07/15/29 (Call 04/15/29)	1,758	1,630,325

		547,664,574

Retail — 2.5%
7-Eleven Inc.
1.30%, 02/10/28 (Call 12/10/27)(a)(b)	4,204	3,509,037
1.80%, 02/10/31 (Call 11/10/30)(a)(b)	8,212	6,445,302
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(a)	1,319	1,129,934
3.50%, 03/15/32 (Call 12/15/31)(a)	1,305	1,107,706
3.90%, 04/15/30 (Call 01/15/30)(a)	3,018	2,713,575
Alimentation Couche-Tard Inc., 2.95%, 01/25/30 (Call 10/25/29)(a)(b)	3,696	3,198,274
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	1,372	1,127,807
2.40%, 08/01/31 (Call 05/01/31)	2,004	1,537,616
3.80%, 11/15/27 (Call 08/15/27)(a)	1,405	1,293,116
3.85%, 03/01/32 (Call 12/01/31)	3,305	2,831,836
4.75%, 06/01/30 (Call 03/01/30)	2,444	2,287,696
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	2,825	2,225,370
3.75%, 04/18/29 (Call 01/18/29)	1,900	1,786,626
4.00%, 04/15/30 (Call 01/15/30)	3,383	3,211,298
4.75%, 08/01/32 (Call 05/01/32)	2,000	1,981,507
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	3,527	2,816,530
4.45%, 10/01/28 (Call 07/01/28)(a)	1,992	1,953,551
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)	9,364	7,884,677
1.75%, 04/20/32 (Call 01/20/32)(a)	505	415,357
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)(a)	3,712	2,940,978

178	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)(a)	$4,927	$4,545,463
4.13%, 05/01/28 (Call 02/01/28)(a)	1,998	1,968,703
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	3,946	3,289,027
4.20%, 05/15/28 (Call 02/15/28)	5,375	5,236,246
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(b)	2,000	1,660,000
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	2,469	1,949,963
2.75%, 02/01/32 (Call 11/01/31)	2,540	2,107,595
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	2,431	2,068,311
1.38%, 03/15/31 (Call 12/15/30)	6,166	4,947,102
1.50%, 09/15/28 (Call 07/15/28)(a)	3,740	3,246,431
1.88%, 09/15/31 (Call 06/15/31)(a)	4,285	3,548,693
2.70%, 04/15/30 (Call 01/15/30)	7,144	6,430,358
2.80%, 09/14/27 (Call 06/14/27)	4,684	4,448,636
2.95%, 06/15/29 (Call 03/15/29)	7,859	7,337,044
3.25%, 04/15/32 (Call 01/15/32)(a)	5,255	4,848,260
3.90%, 12/06/28 (Call 09/06/28)	4,666	4,625,287
Kohl’s Corp., 3.38%, 05/01/31 (Call 02/01/31)(a)	1,150	821,633
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	4,885	4,144,629
1.70%, 09/15/28 (Call 07/15/28)(a)	4,822	4,133,019
1.70%, 10/15/30 (Call 07/15/30)	5,958	4,775,465
2.63%, 04/01/31 (Call 01/01/31)	7,019	6,013,428
3.65%, 04/05/29 (Call 01/05/29)(a)	6,980	6,592,985
3.75%, 04/01/32 (Call 01/01/32)(a)	5,285	4,867,070
4.50%, 04/15/30 (Call 01/15/30)(a)	5,749	5,665,312
6.50%, 03/15/29	881	966,959
6.88%, 02/15/28(a)	580	638,055
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	3,634	3,117,405
2.63%, 09/01/29 (Call 06/01/29)(a)	4,740	4,256,292
3.60%, 07/01/30 (Call 04/01/30)(a)	4,636	4,395,515
3.80%, 04/01/28 (Call 01/01/28)	4,921	4,829,808
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	1,648	1,307,890
3.60%, 09/01/27 (Call 06/01/27)(a)	2,175	2,096,839
3.90%, 06/01/29 (Call 03/01/29)	2,599	2,460,212
4.20%, 04/01/30 (Call 01/01/30)(a)	2,831	2,721,877
4.35%, 06/01/28 (Call 03/01/28)	2,721	2,694,407
4.70%, 06/15/32 (Call 03/15/32)	4,160	4,120,421
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)(a)	2,784	2,208,422
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)(a)	3,405	2,888,629
2.55%, 11/15/30 (Call 08/15/30)(a)	5,819	4,980,133
3.00%, 02/14/32 (Call 11/14/31)(a)	4,631	4,046,736
3.50%, 03/01/28 (Call 12/01/27)(a)	2,716	2,615,509
3.55%, 08/15/29 (Call 05/15/29)(a)	4,354	4,083,536
4.00%, 11/15/28 (Call 08/15/28)(a)	3,323	3,247,445
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	3,506	3,083,297
2.65%, 09/15/30 (Call 06/15/30)(a)	2,414	2,151,838
3.38%, 04/15/29 (Call 01/15/29)(a)	4,197	4,025,360
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	1,931	1,644,547
1.60%, 05/15/31 (Call 02/15/31)(a)	2,515	2,023,674
3.88%, 04/15/30 (Call 01/15/30)	2,488	2,414,752
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	3,463	2,736,201

Security	Par (000)	Value

Retail (continued)
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)(a)	$2,492	$2,220,513
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	2,057	1,849,542
3.25%, 07/08/29 (Call 04/08/29)(a)	3,050	2,924,383
3.70%, 06/26/28 (Call 03/26/28)(a)	5,197	5,138,490
7.55%, 02/15/30(a)	435	533,657

		240,090,797

Savings & Loans — 0.1%
Nationwide Building Society 3.96%, 07/18/30 (Call 07/18/29), (3 mo. LIBOR US + 1.855%)(b)(c)	2,666	2,444,814
4.13%, 10/18/32 (Call 10/18/27)(b)(c)	2,422	2,255,727
4.30%, 03/08/29 (Call 03/08/28), (3 mo. LIBOR US + 1.452%)(b)(c)	5,326	5,001,347

		9,701,888

Semiconductors — 2.4%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	4,950	4,785,508
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	3,240	2,835,465
2.10%, 10/01/31 (Call 07/01/31)	3,470	2,938,388
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)(a)	3,356	2,814,728
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)(a)	3,894	3,614,690
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	3,894	3,339,964
2.45%, 02/15/31 (Call 11/15/30)(b)	12,063	9,618,469
4.00%, 04/15/29 (Call 02/15/29)(a)(b)	3,755	3,478,190
4.11%, 09/15/28 (Call 06/15/28)(a)	5,539	5,271,857
4.15%, 11/15/30 (Call 08/15/30)	9,210	8,400,468
4.15%, 04/15/32 (Call 01/15/32)(a)(b)	3,460	3,092,624
4.75%, 04/15/29 (Call 01/15/29)(a)	8,252	8,107,635
5.00%, 04/15/30 (Call 01/15/30)(a)	3,691	3,595,152
Entegris Escrow Corp., 4.75%, 04/15/29 (Call 01/15/29)(a)(b)	260	239,106
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	4,730	4,102,664
2.00%, 08/12/31 (Call 05/12/31)	5,839	4,820,398
2.45%, 11/15/29 (Call 08/15/29)	7,793	6,839,998
3.90%, 03/25/30 (Call 12/25/29)	7,332	7,054,050
4.00%, 08/05/29	2,000	1,944,096
4.15%, 08/05/32(a)	4,000	3,869,565
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)(a)	3,517	3,494,487
4.65%, 07/15/32 (Call 04/15/32)	4,670	4,745,739
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	3,264	2,736,457
4.00%, 03/15/29 (Call 12/15/28)	4,398	4,313,582
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	3,186	2,767,481
2.95%, 04/15/31 (Call 01/15/31)	3,340	2,738,348
4.88%, 06/22/28 (Call 03/22/28)	2,205	2,161,687
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	3,990	3,101,261
4.66%, 02/15/30 (Call 11/15/29)	4,195	3,928,960
5.33%, 02/06/29 (Call 11/06/28)	3,033	2,989,842
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	5,514	4,799,980

S C H E D U L E O F I N V E S T M E N T S	179

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.00%, 06/15/31 (Call 03/15/31)(a)	$5,617	$4,737,841
2.85%, 04/01/30 (Call 01/01/30)	6,712	6,055,853
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(a)	2,510	2,553,226
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	4,579	3,678,091
2.65%, 02/15/32 (Call 11/15/31)	4,506	3,622,961
3.40%, 05/01/30 (Call 02/01/30)	4,478	3,964,508
4.30%, 06/18/29 (Call 03/18/29)(a)	4,627	4,394,368
5.00%, 01/15/33 (Call 10/15/32)	3,645	3,506,428
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)(b)	3,135	2,509,881
4.38%, 10/15/29 (Call 10/15/24)	3,682	3,249,365
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)(a)	4,165	3,596,670
1.65%, 05/20/32 (Call 02/20/32)(a)	3,445	2,763,369
2.15%, 05/20/30 (Call 02/20/30)(a)	6,034	5,270,381
4.25%, 05/20/32 (Call 02/20/32)(a)	770	775,981
SK Hynix Inc., 2.38%, 01/19/31(a)(b)	4,483	3,529,827
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	2,224	1,803,103
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	3,167	2,695,696
1.90%, 09/15/31 (Call 06/15/31)	2,175	1,834,560
2.25%, 09/04/29 (Call 06/04/29)	3,281	2,932,163
2.90%, 11/03/27 (Call 08/03/27)	2,191	2,089,231
3.65%, 08/16/32	3,000	2,898,386
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	6,004	5,080,430
4.13%, 04/22/29 (Call 02/22/29)	2,790	2,743,943
4.25%, 04/22/32 (Call 01/22/32)	3,675	3,616,689
TSMC Global Ltd.
1.00%, 09/28/27 (Call 07/28/27)(b)	467	396,028
1.38%, 09/28/30 (Call 06/28/30)(a)(b)	5,433	4,266,990
1.75%, 04/23/28 (Call 02/23/28)(b)	5,665	4,896,780
2.25%, 04/23/31 (Call 01/23/31)(b)	7,165	5,968,723
4.63%, 07/22/32 (Call 04/22/32)(b)	2,000	2,003,222
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	2,084	1,816,864

		227,792,397

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	3,884	3,290,685
3.48%, 12/01/27 (Call 09/01/27)(a)	1,717	1,595,788
4.20%, 05/01/30 (Call 02/01/30)	1,547	1,439,855

		6,326,328

Software — 1.8%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)	995	785,954
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	5,691	5,059,899
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)(a)	4,450	3,681,403
2.85%, 01/15/30 (Call 10/15/29)	2,088	1,852,634
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	4,492	3,757,967
2.90%, 12/01/29 (Call 09/01/29)	3,277	2,881,189
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	3,340	3,296,456
4.50%, 12/01/27 (Call 09/01/27)(a)	3,243	3,221,723
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	1,669	1,368,070

Security	Par (000)	Value

Software (continued)
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)	$3,399	$2,898,139
2.25%, 03/01/31 (Call 12/01/30)(a)	5,602	4,565,093
3.75%, 05/21/29 (Call 02/21/29)(a)	2,622	2,459,362
5.10%, 07/15/32 (Call 04/15/32)(a)	2,615	2,604,384
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)(a)	4,436	3,776,602
3.50%, 07/01/29 (Call 04/01/29)	13,297	12,175,836
4.20%, 10/01/28 (Call 07/01/28)	4,506	4,369,074
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)(a)	2,163	1,781,781
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)	7,747	6,733,412
2.88%, 03/25/31 (Call 12/25/30)	14,621	12,120,368
2.95%, 04/01/30 (Call 01/01/30)	14,609	12,468,342
3.25%, 11/15/27 (Call 08/15/27)(a)	13,433	12,399,338
3.25%, 05/15/30 (Call 02/15/30)(a)	2,164	1,880,907
Roper Technologies Inc.
1.40%, 09/15/27 (Call 07/15/27)(a)	3,068	2,627,429
1.75%, 02/15/31 (Call 11/15/30)	4,447	3,485,174
2.00%, 06/30/30 (Call 03/30/30)(a)	2,638	2,148,182
2.95%, 09/15/29 (Call 06/15/29)	3,255	2,867,323
4.20%, 09/15/28 (Call 06/15/28)	3,596	3,506,227
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	4,427	3,874,107
1.95%, 07/15/31 (Call 04/15/31)(a)	6,716	5,651,969
3.70%, 04/11/28 (Call 01/11/28)	6,545	6,483,843
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)(a)	6,738	5,281,419
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)	5,660	5,219,850
VMware Inc.
1.80%, 08/15/28 (Call 06/15/28)(a)	2,365	1,966,441
2.20%, 08/15/31 (Call 05/15/31)	6,805	5,305,329
4.70%, 05/15/30 (Call 02/15/30)(a)	4,896	4,638,882
Workday Inc.
3.70%, 04/01/29 (Call 02/01/29)(a)	3,040	2,849,378
3.80%, 04/01/32 (Call 01/01/32)(a)	5,645	5,165,111

		167,208,597

Telecommunications — 4.8%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	3,981	3,526,083
3.63%, 04/22/29 (Call 01/22/29)	3,867	3,652,911
4.70%, 07/21/32 (Call 04/21/32)(a)	100	99,940
5.38%, 04/04/32 (Call 01/04/32)(a)(b)	4,025	3,678,085
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	11,863	10,190,873
2.25%, 02/01/32 (Call 11/01/31)	9,710	7,835,837
2.75%, 06/01/31 (Call 03/01/31)	13,223	11,329,079
4.10%, 02/15/28 (Call 11/15/27)	9,192	8,970,538
4.30%, 02/15/30 (Call 11/15/29)	14,524	13,931,253
4.35%, 03/01/29 (Call 12/01/28)(a)	14,587	14,230,591
Bell Telephone Co. of Canada or Bell Canada (The), Series US-5, 2.15%, 02/15/32 (Call 11/15/31)(a)	1,085	884,256
Bharti Airtel Ltd., 3.25%, 06/03/31 (Call 03/05/31)(a)(b)	1,430	1,225,311
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	3,936	3,400,878
5.13%, 12/04/28 (Call 09/04/28)	2,903	2,853,007
9.63%, 12/15/30	14,725	18,146,984
Deutsche Telekom International Finance BV
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	4,633	4,598,996
8.75%, 06/15/30	20,984	25,766,333

180	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
9.25%, 06/01/32	$150	$197,750
Juniper Networks Inc.
2.00%, 12/10/30 (Call 09/10/30)(a)	1,839	1,437,331
3.75%, 08/15/29 (Call 05/15/29)(a)	2,157	1,946,612
Koninklijke KPN NV, 8.38%, 10/01/30	4,154	4,831,430
Level 3 Financing Inc., 3.88%, 11/15/29 (Call 08/15/29)(a)(b)	2,495	2,116,797
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)(a)	3,897	3,091,728
2.75%, 05/24/31 (Call 02/24/31)	3,712	3,026,700
4.60%, 02/23/28 (Call 11/23/27)	3,003	2,955,603
4.60%, 05/23/29 (Call 02/23/29)	3,542	3,410,715
5.60%, 06/01/32 (Call 03/01/32)	2,895	2,906,362
NBN Co. Ltd.
2.50%, 01/08/32 (Call 10/08/31)(a)(b)	3,640	3,010,706
2.63%, 05/05/31 (Call 02/05/31)(b)	7,203	6,081,900
NTT Finance Corp.
1.59%, 04/03/28 (Call 02/03/28)(a)(b)	6,292	5,441,444
2.07%, 04/03/31 (Call 01/03/31)(a)(b)	2,959	2,479,358
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	4,870	4,357,832
3.88%, 01/31/28(a)(b)	1,120	1,112,807
Orange SA, 9.00%, 03/01/31(a)	12,553	15,996,449
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)(b)	7,965	7,269,704
Saudi Telecom Co., 3.89%, 05/13/29(b)	5,455	5,469,729
Telefonica Europe BV, 8.25%, 09/15/30	7,956	9,265,768
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(b)	1,060	893,050
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	4,210	3,733,278
3.70%, 09/15/27 (Call 06/15/27)(a)	1,412	1,376,053
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	8,135	7,060,188
2.25%, 11/15/31 (Call 08/15/31)	5,023	4,029,697
2.40%, 03/15/29 (Call 01/15/29)	1,810	1,556,393
2.55%, 02/15/31 (Call 11/15/30)	12,186	10,142,287
2.63%, 02/15/29 (Call 02/15/24)	4,740	4,086,960
2.70%, 03/15/32 (Call 12/15/31)	2,395	1,995,116
2.88%, 02/15/31 (Call 02/15/26)	8,025	6,782,730
3.38%, 04/15/29 (Call 04/15/24)	2,000	1,801,600
3.50%, 04/15/31 (Call 04/15/26)	11,150	9,873,242
3.88%, 04/15/30 (Call 01/15/30)(a)	32,627	30,154,750
4.75%, 02/01/28 (Call 02/01/23)	9,750	9,536,475
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	6,247	4,975,182
1.68%, 10/30/30 (Call 07/30/30)(a)	6,579	5,230,981
1.75%, 01/20/31 (Call 10/20/30)	11,532	9,144,416
2.10%, 03/22/28 (Call 01/22/28)	14,403	12,728,952
2.36%, 03/15/32 (Call 12/15/31)	15,915	13,056,785
2.55%, 03/21/31 (Call 12/21/30)	20,236	17,103,543
3.15%, 03/22/30 (Call 12/22/29)(a)	7,948	7,118,528
3.88%, 02/08/29 (Call 11/08/28)	4,947	4,761,358
4.02%, 12/03/29 (Call 09/03/29)(a)	18,651	17,894,476
4.33%, 09/21/28	20,204	19,938,787
7.75%, 12/01/30(a)	734	874,380
Vodafone Group PLC
4.38%, 05/30/28(a)	14,903	14,729,303
7.88%, 02/15/30	3,131	3,625,859

Security	Par (000)	Value

Telecommunications (continued)
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(a)(b)	$3,545	$2,623,238
3.38%, 04/29/30 (Call 01/29/30)(b)	2,390	1,903,468

		449,458,755

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)(a)	1,717	1,625,878
3.90%, 11/19/29 (Call 08/19/29)	4,330	3,965,878

		5,591,756

Transportation — 1.2%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	2,551	2,452,284
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30(a)	525	636,683
Canadian National Railway Co.
3.85%, 08/05/32(a)	2,000	1,936,062
6.90%, 07/15/28	1,736	1,952,597
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)(a)	4,545	3,852,678
2.45%, 12/02/31 (Call 09/02/31)(a)	6,143	5,247,964
4.00%, 06/01/28 (Call 03/01/28)(a)	2,396	2,346,886
7.13%, 10/15/31(a)	100	115,477
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	3,019	2,915,539
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	2,077	1,810,953
3.80%, 03/01/28 (Call 12/01/27)(a)	3,736	3,659,670
4.10%, 11/15/32 (Call 08/15/32)	2,000	1,932,130
4.25%, 03/15/29 (Call 12/15/28)(a)	4,257	4,209,307
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30 (Call 02/07/30)(b)	2,600	2,406,802
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	4,618	3,886,840
3.10%, 08/05/29 (Call 05/05/29)	3,161	2,897,648
3.40%, 02/15/28 (Call 11/15/27)(a)	3,269	3,128,410
4.20%, 10/17/28 (Call 07/17/28)(a)	2,405	2,364,520
4.25%, 05/15/30 (Call 02/15/30)(a)	3,466	3,384,317
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)(a)	2,246	2,007,604
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	2,503	2,320,437
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)(a)	2,960	2,536,744
2.55%, 11/01/29 (Call 08/01/29)	2,081	1,850,318
3.00%, 03/15/32 (Call 12/15/31)(a)	3,850	3,444,474
3.80%, 08/01/28 (Call 05/01/28)(a)	2,927	2,851,439
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	4,583	3,975,277
2.40%, 02/05/30 (Call 11/05/29)	3,478	3,062,432
2.80%, 02/14/32 (Call 12/15/31)(a)	5,715	5,080,626
3.70%, 03/01/29 (Call 12/01/28)(a)	4,865	4,730,742
3.95%, 09/10/28 (Call 06/10/28)(a)	5,488	5,401,976
6.63%, 02/01/29(a)	60	67,482
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	2,710	2,455,295
3.05%, 11/15/27 (Call 08/15/27)(a)	3,362	3,271,637
3.40%, 03/15/29 (Call 12/15/28)(a)	3,999	3,861,899
4.45%, 04/01/30 (Call 01/01/30)(a)	4,265	4,372,901
United Parcel Service of America Inc., 7.62%, 04/01/30(e)	85	101,949

S C H E D U L E O F I N V E S T M E N T S	181

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Walmart Inc.
1.50%, 09/22/28 (Call 07/22/28)(a)	$6,598	$5,769,658
1.80%, 09/22/31 (Call 06/22/31)(a)	9,975	8,386,891

		116,686,548

Trucking & Leasing — 0.2%
DAE Funding LLC, 3.38%, 03/20/28 (Call 01/20/28)(b)	3,470	3,088,238
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	1,340	1,025,530
3.50%, 03/15/28 (Call 12/15/27)(a)	1,656	1,527,834
3.50%, 06/01/32 (Call 03/01/32)(a)	1,920	1,651,815
4.00%, 06/30/30 (Call 03/30/30)	2,273	2,077,975
4.55%, 11/07/28 (Call 08/07/28)(a)	1,970	1,906,267
4.70%, 04/01/29 (Call 01/01/29)	2,041	1,977,141
4.90%, 03/15/33	1,055	1,011,200
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.35%, 11/01/29 (Call 08/01/29)(b)	1,742	1,560,313
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/28 (Call 04/15/28)(a)(b)	1,530	1,252,761

		17,079,074

Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)(a)	2,080	1,760,207
2.80%, 05/01/30 (Call 02/01/30)(a)	4,520	4,039,151
2.95%, 09/01/27 (Call 06/01/27)(a)	2,639	2,482,025
3.45%, 06/01/29 (Call 03/01/29)	2,644	2,479,386
3.75%, 09/01/28 (Call 06/01/28)	2,855	2,761,148
4.45%, 06/01/32 (Call 03/01/32)(a)	2,035	2,018,941
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	3,888	3,230,365
2.70%, 04/15/30 (Call 01/15/30)(a)	1,714	1,481,025
3.57%, 05/01/29 (Call 02/01/29)	1,757	1,632,945
United Utilities PLC, 6.88%, 08/15/28(a)	475	514,876

		22,400,069

Total Corporate Bonds & Notes — 98.4% (Cost: $10,760,728,704)		9,293,793,411

Foreign Government Obligations(f)

South Korea — 0.1%
Korea Gas Corp., 2.00%, 07/13/31(b)	2,630	2,201,921

Security	Par/ Shares (000)	Value

South Korea (continued)
Korea National Oil Corp, 2.63%, 04/18/32(b)	$3,780	$3,245,391
Korea National Oil Corp., 2.38%, 04/07/31(a)(b)	2,000	1,707,137

		7,154,449

Total Foreign Government Obligations — 0.1% (Cost: $7,796,262)		7,154,449

Total Long-Term Investments — 98.5% (Cost: $10,768,524,966)		9,300,947,860

Short-Term Securities

Money Market Funds — 12.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.42%(g)(h)(i)	1,050,572	1,050,886,836
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(g)(h)	96,172	96,172,000

Total Short-Term Securities — 12.1% (Cost: $1,146,656,757)		1,147,058,836

Total Investments in Securities — 110.6% (Cost: $11,915,181,723)		10,448,006,696

Liabilities in Excess of Other Assets — (10.6)%		(1,001,612,456)

Net Assets — 100.0%		$ 9,446,394,240

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,233,755,176	$—		$(182,878,845	)(a)	$(346,795)	$357,300	$1,050,886,836	1,050,572	$1,286,416	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	59,512,000	36,660,000	(a)	—		—	—	96,172,000	96,172	228,915		—

						$(346,795)	$357,300	$1,147,058,836		$1,515,331		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

182	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$9,293,793,411	$—	$9,293,793,411
Foreign Government Obligations	—	7,154,449	—	7,154,449
Money Market Funds	1,147,058,836	—	—	1,147,058,836

	$1,147,058,836	$9,300,947,860	$—	$10,448,006,696

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	183

Schedule of Investments (unaudited) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	$354	$255,293
5.40%, 10/01/48 (Call 04/01/48)(a)	234	224,827

		480,120

Aerospace & Defense — 2.1%
Airbus SE, 3.95%, 04/10/47 (Call 10/10/46)(a)(b)	150	128,989
BAE Systems Holdings Inc., 4.75%, 10/07/44(b)	189	172,513
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(b)	414	293,344
5.80%, 10/11/41(b)	530	549,880
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	329	253,114
3.30%, 03/01/35 (Call 09/01/34)	284	220,538
3.38%, 06/15/46 (Call 12/15/45)	285	195,027
3.50%, 03/01/39 (Call 09/01/38)	177	130,177
3.50%, 03/01/45 (Call 09/01/44)	186	124,646
3.55%, 03/01/38 (Call 09/01/37)	237	177,923
3.60%, 05/01/34 (Call 02/01/34)	219	178,181
3.63%, 03/01/48 (Call 09/01/47)	200	138,320
3.65%, 03/01/47 (Call 09/01/46)	184	129,997
3.75%, 02/01/50 (Call 08/01/49)	685	491,594
3.83%, 03/01/59 (Call 09/01/58)	132	91,272
3.85%, 11/01/48 (Call 05/01/48)	202	143,508
3.90%, 05/01/49 (Call 11/01/48)	464	338,094
3.95%, 08/01/59 (Call 02/01/59)	556	386,257
5.71%, 05/01/40 (Call 11/01/39)	1,508	1,438,330
5.81%, 05/01/50 (Call 11/01/49)	2,905	2,786,268
5.88%, 02/15/40	325	318,141
5.93%, 05/01/60 (Call 11/01/59)	1,888	1,803,001
6.13%, 02/15/33(a)	238	247,804
6.63%, 02/15/38	151	156,637
6.88%, 03/15/39	220	234,229
General Dynamics Corp.
2.85%, 06/01/41 (Call 12/01/40)	316	247,652
3.60%, 11/15/42 (Call 05/15/42)(a)	260	226,476
4.25%, 04/01/40 (Call 10/01/39)	400	384,902
4.25%, 04/01/50 (Call 10/01/49)	381	364,023
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	171	166,357
5.05%, 04/27/45 (Call 10/27/44)	199	192,086
6.15%, 12/15/40	381	413,983
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	411	304,964
3.60%, 03/01/35 (Call 09/01/34)	225	207,443
3.80%, 03/01/45 (Call 09/01/44)	570	501,549
4.07%, 12/15/42	835	775,780
4.09%, 09/15/52 (Call 03/15/52)	694	645,591
4.15%, 06/15/53 (Call 12/15/52)	765	714,072
4.30%, 06/15/62 (Call 12/15/61)	530	494,878
4.50%, 05/15/36 (Call 11/15/35)	241	239,246
4.70%, 05/15/46 (Call 11/15/45)	702	702,931
5.72%, 06/01/40(a)	49	53,312
Series B, 6.15%, 09/01/36	415	474,152
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	408	348,485
4.03%, 10/15/47 (Call 04/15/47)	1,211	1,064,233
4.75%, 06/01/43	451	433,841
5.05%, 11/15/40	254	255,102

Security	Par (000)	Value

Aerospace & Defense (continued)
5.15%, 05/01/40 (Call 11/01/39)	$207	$209,068
5.25%, 05/01/50 (Call 11/01/49)	544	571,538
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	555	388,023
3.03%, 03/15/52 (Call 09/15/51)	624	454,229
3.13%, 07/01/50 (Call 01/01/50)	655	487,639
3.75%, 11/01/46 (Call 05/01/46)	630	524,064
4.05%, 05/04/47 (Call 11/04/46)	354	309,706
4.15%, 05/15/45 (Call 11/16/44)	508	446,309
4.20%, 12/15/44 (Call 06/15/44)	350	301,563
4.35%, 04/15/47 (Call 10/15/46)(a)	575	523,830
4.45%, 11/16/38 (Call 05/16/38)	463	434,304
4.50%, 06/01/42(a)	1,811	1,715,414
4.63%, 11/16/48 (Call 05/16/48)	1,036	982,513
4.70%, 12/15/41	235	223,268
4.80%, 12/15/43 (Call 06/15/43)	287	276,848
4.88%, 10/15/40	282	272,147
5.40%, 05/01/35	100	104,490
5.70%, 04/15/40(a)	85	90,937
6.05%, 06/01/36	340	376,635
6.13%, 07/15/38(a)	190	209,747

		29,241,114

Agriculture — 1.3%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	774	523,232
3.70%, 02/04/51 (Call 08/04/50)	716	466,342
3.88%, 09/16/46 (Call 03/16/46)	846	586,698
4.00%, 02/04/61 (Call 08/04/60)	514	343,618
4.25%, 08/09/42	552	413,639
4.45%, 05/06/50 (Call 11/06/49)	224	161,526
4.50%, 05/02/43	376	286,002
5.38%, 01/31/44(a)	1,059	934,918
5.80%, 02/14/39 (Call 08/14/38)	1,103	1,020,136
5.95%, 02/14/49 (Call 08/14/48)	1,390	1,247,545
6.20%, 02/14/59 (Call 08/14/58)	182	173,742
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	160	119,941
3.75%, 09/15/47 (Call 03/15/47)(a)	255	227,729
4.02%, 04/16/43	174	157,287
4.50%, 03/15/49 (Call 09/15/48)	328	330,642
4.54%, 03/26/42	461	449,789
5.38%, 09/15/35	390	422,878
5.77%, 03/01/41(a)(c)	65	68,258
5.94%, 10/01/32	195	220,856
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	339	236,791
3.98%, 09/25/50 (Call 03/25/50)	570	387,634
4.39%, 08/15/37 (Call 02/15/37)	1,142	903,274
4.54%, 08/15/47 (Call 02/15/47)	1,435	1,047,471
4.76%, 09/06/49 (Call 03/06/49)	635	476,925
5.28%, 04/02/50 (Call 10/02/49)	350	281,944
5.65%, 03/16/52 (Call 09/16/51)	330	279,911
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(b)	320	245,702
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	217	189,539
4.38%, 04/22/52 (Call 10/22/51)(a)(b)	340	324,686
4.76%, 11/23/45(b)	450	433,349
Philip Morris International Inc.
3.88%, 08/21/42	401	301,568
4.13%, 03/04/43	359	282,347

184	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.25%, 11/10/44	$900	$711,619
4.38%, 11/15/41	514	425,402
4.50%, 03/20/42	490	404,333
4.88%, 11/15/43(a)	300	260,381
6.38%, 05/16/38	838	866,997
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	327	301,509
5.85%, 08/15/45 (Call 02/15/45)	1,249	1,055,290
6.15%, 09/15/43	356	328,938
7.25%, 06/15/37	281	288,778

		18,189,166

Apparel — 0.2%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	552	467,939
3.38%, 11/01/46 (Call 05/01/46)	404	341,130
3.38%, 03/27/50 (Call 09/27/49)(a)	862	717,686
3.63%, 05/01/43 (Call 11/01/42)	379	331,150
3.88%, 11/01/45 (Call 05/01/45)(a)	548	494,802
VF Corp.
6.00%, 10/15/33(a)	326	340,284
6.45%, 11/01/37	45	48,788

		2,741,779

Auto Manufacturers — 0.3%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)	349	242,240
4.88%, 10/01/43 (Call 04/01/43)	262	264,040
General Motors Co.
5.00%, 04/01/35	69	61,728
5.15%, 04/01/38 (Call 10/01/37)	562	494,017
5.20%, 04/01/45	986	829,498
5.40%, 04/01/48 (Call 10/01/47)	487	425,263
5.95%, 04/01/49 (Call 10/01/48)(a)	681	632,323
6.25%, 10/02/43	666	641,704
6.60%, 04/01/36 (Call 10/01/35)	698	704,317
6.75%, 04/01/46 (Call 10/01/45)(a)	392	393,223

		4,688,353

Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	906	566,980
4.40%, 10/01/46 (Call 04/01/46)	150	120,081
5.40%, 03/15/49 (Call 09/15/48)	140	123,362
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	585	432,943
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	365	290,644
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	55	35,808
5.25%, 05/15/49 (Call 11/15/48)(a)	359	315,317

		1,885,135

Banks — 7.8%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(d)	2,507	1,795,099
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(d)	647	439,065
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(d)	879	613,710
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(d)	1,702	1,327,851
3.95%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(d)	809	686,646
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.320%)(d)	799	697,072
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.150%)(d)	3,094	2,652,725

Security	Par (000)	Value

Banks (continued)
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(d)	$1,137	$1,022,891
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(d)	1,596	1,427,257
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(d)	1,144	1,044,876
4.88%, 04/01/44(a)	391	372,478
5.00%, 01/21/44	1,086	1,054,664
5.88%, 02/07/42	786	852,884
6.11%, 01/29/37	1,124	1,191,494
7.75%, 05/14/38	935	1,154,976
Series L, 4.75%, 04/21/45(a)	343	311,446
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(d)	640	496,970
Bank of America N.A., 6.00%, 10/15/36	831	899,162
Barclays PLC
3.33%, 11/24/42 (Call 11/24/41)(d)	669	480,160
3.81%, 03/10/42 (Call 03/10/41)(a)(d)	382	275,764
4.95%, 01/10/47(a)	888	816,389
5.25%, 08/17/45(a)	782	726,761
BNP Paribas SA, 2.82%, 01/26/41(b)	530	357,899
BPCE SA
3.58%, 10/19/42 (Call 10/19/41), (SOFR + 1.952%)(b)(d)	150	106,545
3.65%, 01/14/37 (Call 01/14/32)(b)(d)	250	200,945
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(d)	437	319,410
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(a)(d)	503	436,485
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(a)(d)	560	501,577
4.65%, 07/30/45	522	478,846
4.65%, 07/23/48 (Call 06/23/48)	1,340	1,263,160
4.75%, 05/18/46(a)	1,069	962,786
5.30%, 05/06/44	469	456,420
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(d)	656	656,725
5.88%, 02/22/33(a)	525	538,593
5.88%, 01/30/42	556	589,296
6.00%, 10/31/33	334	345,980
6.13%, 08/25/36	573	601,443
6.68%, 09/13/43	521	589,190
6.88%, 03/05/38	110	125,083
6.88%, 02/15/98	102	113,386
8.13%, 07/15/39	1,151	1,502,919
Commonwealth Bank of Australia
3.31%, 03/11/41(b)	740	552,160
3.74%, 09/12/39(b)	775	619,951
3.90%, 07/12/47(a)(b)	824	724,459
4.32%, 01/10/48(b)	717	593,761
Cooperatieve Rabobank U.A.
5.25%, 05/24/41	1,105	1,193,769
5.25%, 08/04/45(a)	696	673,114
5.75%, 12/01/43	657	677,688
5.80%, 09/30/2110(a)(b)	165	183,049
Credit Agricole SA, 2.81%, 01/11/41(a)(b)	557	375,776
Credit Suisse Group AG, 4.88%, 05/15/45	901	725,809
Fifth Third Bancorp., 8.25%, 03/01/38	681	877,877
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	290	247,986
4.63%, 02/13/47 (Call 08/13/46)	265	233,146
Goldman Sachs Capital I, 6.35%, 02/15/34	325	338,039

S C H E D U L E O F I N V E S T M E N T S	185

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(d)	$820	$596,875
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(a)(d)	1,222	936,386
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(d)	1,035	815,527
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(d)	1,317	1,147,981
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(d)	653	594,180
4.75%, 10/21/45 (Call 04/21/45)	932	878,437
4.80%, 07/08/44 (Call 01/08/44)	912	869,320
5.15%, 05/22/45	1,302	1,239,472
6.13%, 02/15/33(a)	820	889,244
6.25%, 02/01/41	1,378	1,542,784
6.45%, 05/01/36	561	607,032
6.75%, 10/01/37	3,086	3,420,594
HBOS PLC, 6.00%, 11/01/33(a)(b)	65	67,437
HSBC Bank USA N.A., 7.00%, 01/15/39	595	690,564
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35(a)	260	260,163
5.88%, 11/01/34	70	70,248
HSBC Holdings PLC
5.25%, 03/14/44	620	565,192
6.10%, 01/14/42(a)	397	429,698
6.50%, 05/02/36	1,087	1,135,471
6.50%, 09/15/37	1,355	1,406,360
6.80%, 06/01/38(a)	898	956,612
HSBC USA Inc., 7.20%, 07/15/97	170	205,832
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(d)	843	590,253
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(d)	976	753,218
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(d)	1,309	944,765
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 2.460%)(d)	1,110	856,585
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(d)	1,880	1,418,916
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(d)	1,413	1,241,399
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(d)	1,002	835,539
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(d)	1,786	1,506,197
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(d)	857	733,425
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(d)	1,037	919,988
4.85%, 02/01/44	620	612,226
4.95%, 06/01/45(a)	998	956,230
5.40%, 01/06/42	695	716,389
5.50%, 10/15/40	633	661,028
5.60%, 07/15/41	970	1,031,050
5.63%, 08/16/43	723	749,410
6.40%, 05/15/38	1,435	1,634,982
Lloyds Banking Group PLC
3.37%, 12/14/46 (Call 09/14/41)(d)	805	556,688
4.34%, 01/09/48	749	611,727
5.30%, 12/01/45	528	477,025
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39(a)	1,009	868,432
4.15%, 03/07/39(a)	300	272,880
4.29%, 07/26/38(a)	391	365,184
Morgan Stanley
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(d)	1,013	689,732

Security	Par (000)	Value

Banks (continued)
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(d)	$1,054	$822,271
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(d)	1,069	952,303
4.30%, 01/27/45	1,277	1,141,100
4.38%, 01/22/47	1,205	1,102,632
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(d)	634	589,786
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(d)	1,050	1,138,346
6.38%, 07/24/42	1,226	1,397,499
National Australia Bank Ltd., 2.65%, 01/14/41(a)(b)	358	240,165
Regions Bank/Birmingham AL, 6.45%, 06/26/37	300	333,830
Regions Financial Corp., 7.38%, 12/10/37	295	348,746
Santander UK Group Holdings PLC, 5.63%, 09/15/45(b)	264	238,478
Societe Generale SA
3.63%, 03/01/41(b)	493	326,157
4.03%, 01/21/43 (Call 01/21/42)(b)(d)	355	244,270
5.63%, 11/24/45(a)(b)	232	199,712
Standard Chartered PLC
5.30%, 01/09/43(b)	397	349,911
5.70%, 03/26/44(b)	1,063	988,049
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	455	306,744
2.93%, 09/17/41	218	158,022
3.05%, 01/14/42	430	323,335
UBS AG/London, 4.50%, 06/26/48(a)(b)	715	661,398
UBS Group AG, 3.18%, 02/11/43 (Call 02/11/42)(b)(d)	515	377,967
Wachovia Corp.
5.50%, 08/01/35	500	504,016
7.50%, 04/15/35	190	223,627
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(d)	1,906	1,458,979
3.90%, 05/01/45	1,232	1,041,952
4.40%, 06/14/46	1,117	978,380
4.61%, 04/25/53 (Call 04/25/52)(d)	1,950	1,788,503
4.65%, 11/04/44	1,027	925,779
4.75%, 12/07/46	1,140	1,040,912
4.90%, 11/17/45	1,101	1,017,192
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(d)	2,778	2,713,165
5.38%, 02/07/35(a)	290	296,339
5.38%, 11/02/43	1,062	1,058,971
5.61%, 01/15/44	1,343	1,358,831
5.95%, 12/01/86	250	250,865
Wells Fargo Bank N.A.
5.85%, 02/01/37	550	581,354
5.95%, 08/26/36	500	529,884
6.60%, 01/15/38	750	859,482
Westpac Banking Corp.
2.96%, 11/16/40	587	418,080
3.13%, 11/18/41	601	433,884
4.42%, 07/24/39	576	506,993

		108,060,198

Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	2,939	2,843,447
4.90%, 02/01/46 (Call 08/01/45)	4,885	4,637,614
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	345	288,615
4.63%, 02/01/44	517	476,243
4.70%, 02/01/36 (Call 08/01/35)	430	416,020

186	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.90%, 02/01/46 (Call 08/01/45)	$953	$904,738
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	606	499,062
4.35%, 06/01/40 (Call 12/01/39)	575	523,032
4.38%, 04/15/38 (Call 10/15/37)	921	850,521
4.44%, 10/06/48 (Call 04/06/48)	1,071	952,026
4.50%, 06/01/50 (Call 12/01/49)	1,327	1,203,180
4.60%, 04/15/48 (Call 10/15/47)	1,407	1,276,067
4.60%, 06/01/60 (Call 12/01/59)	594	526,916
4.75%, 04/15/58 (Call 10/15/57)	877	800,263
4.95%, 01/15/42	840	821,060
5.45%, 01/23/39 (Call 07/23/38)	1,112	1,146,279
5.55%, 01/23/49 (Call 07/23/48)	2,217	2,305,044
5.80%, 01/23/59 (Call 07/23/58)(a)	1,060	1,130,548
5.88%, 06/15/35	170	180,747
6.63%, 08/15/33	125	139,812
8.00%, 11/15/39	254	326,219
8.20%, 01/15/39	679	882,380
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37)(b)	187	176,600
5.30%, 05/15/48 (Call 11/15/47)(b)	353	333,543
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	185	153,017
4.00%, 04/15/38 (Call 10/15/37)	225	203,024
4.50%, 07/15/45 (Call 01/15/45)	195	183,182
Coca-Cola Co. (The)
2.50%, 06/01/40	504	388,853
2.50%, 03/15/51	615	436,923
2.60%, 06/01/50	857	623,833
2.75%, 06/01/60	511	364,085
2.88%, 05/05/41	514	418,183
3.00%, 03/05/51(a)	919	720,630
4.20%, 03/25/50	457	441,075
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(a)	185	145,556
5.25%, 11/26/43	361	364,578
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	455	361,777
4.10%, 02/15/48 (Call 08/15/47)(a)	280	235,279
4.50%, 05/09/47 (Call 11/09/46)	277	245,445
5.25%, 11/15/48 (Call 05/15/48)	245	238,448
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	177	156,324
5.88%, 09/30/36	217	240,459
Diageo Investment Corp.
4.25%, 05/11/42	335	311,030
7.45%, 04/15/35(a)	345	434,551
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	1,270	987,768
4.38%, 05/10/43	355	311,335
Heineken NV
4.00%, 10/01/42(b)	296	253,926
4.35%, 03/29/47 (Call 09/29/46)(b)	495	448,936
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	340	247,158
3.80%, 05/01/50 (Call 11/01/49)	449	349,136
4.42%, 12/15/46 (Call 06/15/46)	327	284,317
4.50%, 11/15/45 (Call 05/15/45)	324	283,519
4.50%, 04/15/52 (Call 10/15/51)(a)	690	600,060
5.09%, 05/25/48 (Call 11/25/47)	100	97,891

Security	Par (000)	Value

Beverages (continued)
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	$913	$751,529
5.00%, 05/01/42	713	661,247
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	656	514,665
2.75%, 10/21/51 (Call 04/21/51)	809	610,634
2.88%, 10/15/49 (Call 04/15/49)	812	632,783
3.38%, 07/29/49 (Call 01/29/49)	475	403,563
3.45%, 10/06/46 (Call 04/06/46)	814	705,247
3.50%, 03/19/40 (Call 09/19/39)	100	88,188
3.60%, 08/13/42	100	88,493
3.63%, 03/19/50 (Call 09/19/49)	753	672,757
3.88%, 03/19/60 (Call 09/19/59)	123	117,061
4.00%, 03/05/42	207	193,729
4.00%, 05/02/47 (Call 11/02/46)	25	23,486
4.20%, 07/18/52 (Call 01/18/52)	270	264,673
4.45%, 04/14/46 (Call 10/14/45)(a)	275	274,785
4.60%, 07/17/45 (Call 01/17/45)	180	179,568
4.88%, 11/01/40	275	288,123
5.50%, 01/15/40	90	100,845
Pernod Ricard International Finance LLC, 2.75%, 10/01/50 (Call 04/01/50)(b)	172	117,338
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	636	654,061

		41,513,049

Biotechnology — 1.5%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	548	363,799
2.80%, 08/15/41 (Call 02/15/41)	672	503,673
3.00%, 01/15/52 (Call 07/15/51)	785	552,777
3.15%, 02/21/40 (Call 08/21/39)	1,184	935,817
3.38%, 02/21/50 (Call 08/21/49)	1,312	1,002,065
4.20%, 02/22/52 (Call 08/22/51)	530	461,402
4.40%, 05/01/45 (Call 11/01/44)	1,289	1,159,657
4.40%, 02/22/62 (Call 08/22/61)(a)	635	550,311
4.56%, 06/15/48 (Call 12/15/47)	874	809,014
4.66%, 06/15/51 (Call 12/15/50)	1,889	1,769,738
4.88%, 03/01/53	485	470,449
4.95%, 10/01/41	367	356,810
5.15%, 11/15/41 (Call 05/15/41)	698	693,044
5.65%, 06/15/42 (Call 12/15/41)	215	225,697
5.75%, 03/15/40(a)	280	294,017
6.38%, 06/01/37	100	114,660
6.40%, 02/01/39	125	139,826
6.90%, 06/01/38	50	57,265
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	310	306,120
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	875	596,857
3.25%, 02/15/51 (Call 08/15/50)	372	258,816
5.20%, 09/15/45 (Call 03/15/45)(a)	600	576,596
CSL Finance PLC
4.63%, 04/27/42 (Call 10/27/41)(b)	175	165,511
4.75%, 04/27/52 (Call 10/27/51)(b)	1,035	995,303
4.95%, 04/27/62 (Call 10/27/61)(b)	130	125,084
Gilead Sciences Inc.
2.60%, 10/01/40 (Call 04/01/40)	581	422,078
2.80%, 10/01/50 (Call 04/01/50)	914	626,098
4.00%, 09/01/36 (Call 03/01/36)	345	314,360
4.15%, 03/01/47 (Call 09/01/46)	1,005	873,655
4.50%, 02/01/45 (Call 08/01/44)	1,029	936,353
4.60%, 09/01/35 (Call 03/01/35)	497	486,260

S C H E D U L E O F I N V E S T M E N T S	187

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.75%, 03/01/46 (Call 09/01/45)	$1,196	$1,144,543
4.80%, 04/01/44 (Call 10/01/43)	1,040	997,917
5.65%, 12/01/41 (Call 06/01/41)	583	615,408
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	388	260,762
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	569	428,162
3.35%, 09/02/51 (Call 03/02/51)	427	285,378
3.55%, 09/02/50 (Call 03/02/50)	561	386,921

		21,262,203

Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	891	701,009
3.58%, 04/05/50 (Call 10/05/49)	1,237	944,280
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(b)	200	175,891
4.50%, 04/04/48 (Call 10/04/47)(a)(b)	549	492,584
Fortune Brands Home & Security Inc., 4.50%, 03/25/52 (Call 09/25/51)(a)	220	169,172
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(b)	210	218,840
6.88%, 09/29/39(b)	185	198,116
Holcim Finance U.S. LLC, 4.75%, 09/22/46 (Call 03/22/46)(b)	210	188,214
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	373	328,590
4.63%, 07/02/44 (Call 01/02/44)	235	207,008
4.95%, 07/02/64 (Call 01/02/64)(c)	247	215,201
5.13%, 09/14/45 (Call 03/14/45)	211	202,071
6.00%, 01/15/36	187	200,049
Lafarge SA, 7.13%, 07/15/36	285	321,224
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	473	331,410
4.25%, 12/15/47 (Call 06/15/47)	269	225,406
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	194	130,026
4.50%, 05/15/47 (Call 11/15/46)(a)	157	132,898
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	322	261,819
4.40%, 01/30/48 (Call 07/30/47)	179	146,820
7.00%, 12/01/36	229	249,387
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	205	222,222
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	370	326,332
4.70%, 03/01/48 (Call 09/01/47)	279	253,439

		6,842,008

Chemicals — 1.8%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(b)	580	487,482
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	447	350,340
2.80%, 05/15/50 (Call 11/15/49)	582	432,118
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)(a)	188	179,763
5.65%, 06/01/52 (Call 12/01/51)	345	338,137
Braskem Netherlands Finance BV, 5.88%, 01/31/50(b)	150	122,250
CF Industries Inc.
4.95%, 06/01/43	500	444,436
5.15%, 03/15/34	375	361,597
5.38%, 03/15/44(a)	425	396,321

Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)(a)	$596	$455,439
4.25%, 10/01/34 (Call 04/01/34)	306	282,851
4.38%, 11/15/42 (Call 05/15/42)	598	518,446
4.63%, 10/01/44 (Call 04/01/44)	232	207,241
4.80%, 05/15/49 (Call 11/15/48)	429	391,027
5.25%, 11/15/41 (Call 05/15/41)	556	541,836
5.55%, 11/30/48 (Call 05/30/48)	499	503,324
9.40%, 05/15/39	381	527,562
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	857	854,470
5.42%, 11/15/48 (Call 05/15/48)	1,257	1,234,482
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	376	324,970
4.80%, 09/01/42 (Call 03/01/42)	475	418,959
Ecolab Inc.
2.13%, 08/15/50 (Call 02/15/50)	283	181,912
2.70%, 12/15/51 (Call 06/15/51)	595	421,556
2.75%, 08/18/55 (Call 02/18/55)	417	292,049
3.95%, 12/01/47 (Call 06/01/47)	450	407,451
5.50%, 12/08/41	110	118,573
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	275	230,482
GC Treasury Center Co. Ltd., 4.30%, 03/18/51 (Call 09/18/50)(b)	360	278,289
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	578	440,030
3.47%, 12/01/50 (Call 06/01/50)(b)	150	110,021
4.38%, 06/01/47 (Call 12/01/46)	540	452,622
5.00%, 09/26/48 (Call 03/26/48)	605	555,035
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)	177	110,603
3.55%, 11/07/42 (Call 05/07/42)(a)	365	313,260
Lubrizol Corp. (The), 6.50%, 10/01/34	395	461,294
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	519	471,227
5.25%, 07/15/43	375	349,676
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	467	356,022
3.63%, 04/01/51 (Call 10/01/50)	647	476,587
3.80%, 10/01/60 (Call 04/01/60)	278	196,361
4.20%, 10/15/49 (Call 04/15/49)	537	431,324
4.20%, 05/01/50 (Call 11/01/49)	583	471,565
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	550	461,392
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	330	292,078
5.45%, 11/15/33 (Call 05/15/33)	188	189,973
5.63%, 11/15/43 (Call 05/15/43)(a)	145	143,343
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	341	289,583
4.13%, 03/15/35 (Call 09/15/34)	258	234,002
4.90%, 06/01/43 (Call 12/01/42)	285	271,983
5.00%, 04/01/49 (Call 10/01/48)	301	297,783
5.25%, 01/15/45 (Call 07/15/44)	323	316,065
5.63%, 12/01/40	320	329,177
5.88%, 12/01/36	356	384,728
6.13%, 01/15/41 (Call 07/15/40)	150	162,417
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(b)	741	670,718

188	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	$185	$148,832
5.25%, 06/01/45 (Call 12/01/44)	184	167,448
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	350	232,809
3.30%, 05/15/50 (Call 11/15/49)	236	172,511
3.80%, 08/15/49 (Call 02/15/49)(a)	302	242,416
4.00%, 12/15/42 (Call 06/15/42)	155	127,954
4.50%, 06/01/47 (Call 12/01/46)(a)	729	649,479
4.55%, 08/01/45 (Call 02/01/45)	239	209,110
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(b)	250	187,214
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	300	258,375
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	327	230,886
3.13%, 08/15/51 (Call 02/15/51)	348	241,601
3.38%, 08/15/61 (Call 02/15/61)	337	221,583
4.38%, 11/15/47 (Call 05/15/47)	290	246,905
5.00%, 08/15/46 (Call 02/15/46)	440	409,188

		24,288,543

Commercial Services — 1.9%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41 (Call 02/02/41)(b)	120	97,379
American University (The), Series 2019, 3.67%, 04/01/49(a)	305	256,134
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	285	223,633
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	55	39,045
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	88	63,507
4.32%, 08/01/45	163	155,815
4.70%, 11/01/2111	270	251,043
Cintas Corp. No. 2, 6.15%, 08/15/36	100	112,297
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/2121)	110	76,997
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(b)	829	817,296
6.85%, 07/02/37(a)(b)	780	862,337
DP World Ltd/United Arab Emirates, 4.70%, 09/30/49 (Call 03/30/49)(a)(b)	380	327,750
Duke University
3.20%, 10/01/38	100	86,205
3.30%, 10/01/46	165	138,178
Series 2020, 2.68%, 10/01/44	307	244,909
Series 2020, 2.76%, 10/01/50	190	142,384
Series 2020, 2.83%, 10/01/55	315	235,465
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	395	306,182
Equifax Inc., 7.00%, 07/01/37	220	245,618
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(b)	195	162,248
4.50%, 02/15/45 (Call 08/15/44)(b)	319	272,790
5.63%, 03/15/42(b)	367	362,296
6.70%, 06/01/34(b)	335	372,919
7.00%, 10/15/37(b)	760	859,210
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	175	162,876
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	160	113,046
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	385	260,633

Security	Par (000)	Value

Commercial Services (continued)
George Washington University (The)
4.87%, 09/15/45	$125	$126,097
Series 2014, 4.30%, 09/15/44	157	142,514
Series 2016, 3.55%, 09/15/46	210	172,134
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	557	508,962
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	43	30,853
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	135	128,960
Series B, 4.32%, 04/01/49 (Call 10/01/48)	355	318,355
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)(a)	239	181,997
5.95%, 08/15/52	170	164,730
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	175	161,098
ITR Concession Co. LLC, 5.18%, 07/15/35
(Call 01/15/35)(b)	100	102,275
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	243	233,419
Series A, 2.81%, 01/01/60 (Call 07/01/59)	230	160,385
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	228	161,737
3.46%, 05/01/47(a)	100	86,009
3.65%, 05/01/48 (Call 11/01/47)	482	442,202
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	185	149,367
3.89%, 07/01/2116	179	144,056
3.96%, 07/01/38	59	56,818
4.68%, 07/01/2114	354	345,591
5.60%, 07/01/2111	442	512,145
Series F, 2.99%, 07/01/50 (Call 01/01/50)	424	340,173
Series G, 2.29%, 07/01/51 (Call 01/01/51)	330	230,705
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	196	167,920
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	361	221,457
2.75%, 08/19/41 (Call 02/19/41)	375	273,569
3.10%, 11/29/61 (Call 05/29/61)	300	204,741
3.25%, 05/20/50 (Call 11/20/49)	134	99,672
3.75%, 02/25/52 (Call 08/25/51)	315	258,324
4.88%, 12/17/48 (Call 06/17/48)	249	240,307
5.25%, 07/15/44	250	254,194
Northeastern University, Series 2020, 2.89%, 10/01/50	230	166,342
Northwestern University
3.69%, 12/01/38	270	246,283
3.87%, 12/01/48	140	126,918
4.64%, 12/01/44	335	342,007
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	255	219,465
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	50	36,965
PayPal Holdings Inc.
3.25%, 06/01/50 (Call 12/01/49)(a)	340	256,626
5.05%, 06/01/52 (Call 12/01/51)(a)	405	394,714
5.25%, 06/01/62 (Call 12/01/61)	510	500,955
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	197	144,175
3.15%, 07/15/46 (Call 01/15/46)	210	176,844
3.30%, 07/15/56 (Call 01/15/56)	355	290,477
3.62%, 10/01/37	222	205,595
3.75%, 11/15/52 (Call 05/15/52)	200	185,170
4.88%, 10/15/40	125	133,888
6.50%, 01/15/39(a)(b)	340	427,119
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	385	271,494

S C H E D U L E O F I N V E S T M E N T S	189

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	$312	$222,020
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	235	141,529
3.25%, 12/01/49 (Call 06/01/49)	428	336,619
3.70%, 03/01/52 (Call 09/01/51)(b)	820	703,690
3.90%, 03/01/62 (Call 09/01/61)(b)	280	241,180
4.50%, 05/15/48 (Call 11/15/47)(a)	135	128,236
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	60	49,170
Trustees of Boston College, 3.13%, 07/01/52(a)	332	249,540
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)(a)	280	260,744
Trustees of Dartmouth College, 3.47%, 06/01/46	220	189,269
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)(a)	5	5,001
5.70%, 03/01/39	591	689,538
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(a)	160	117,863
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	140	102,062
4.67%, 09/01/2112	210	199,604
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	205	142,599
Trustees of Tufts College, Series 2012, 5.02%, 04/15/2112	190	185,418
United Communities LLC, 5.61%, 09/15/51(b)	46	43,676
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	55	42,523
4.00%, 10/01/53 (Call 04/01/53)	370	337,295
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	185	147,530
Series C, 2.55%, 04/01/50 (Call 10/01/49)	160	116,235
University of Miami, 4.06%, 04/01/52	125	110,387
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	229	201,210
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	313	273,130
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	190	140,714
3.03%, 10/01/39	570	484,714
5.25%, 10/01/2111(a)	150	155,474
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	325	298,741
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)(a)	145	109,749
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	70	45,066
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	184	141,992
5.50%, 06/15/45 (Call 12/15/44)	228	229,676
Washington University (The), 3.52%, 04/15/54 (Call 10/15/53)(a)	415	354,181
Wesleyan University, 4.78%, 07/01/2116	156	138,382
William Marsh Rice University
3.57%, 05/15/45	68	60,655
3.77%, 05/15/55(a)	195	176,154
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	373	267,787

		25,833,348

Computers — 2.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)(a)	910	684,372
2.40%, 08/20/50 (Call 02/20/50)	675	467,470
2.55%, 08/20/60 (Call 02/20/60)	891	605,265
2.65%, 05/11/50 (Call 11/11/49)	1,430	1,046,885
2.65%, 02/08/51 (Call 08/08/50)	1,796	1,314,207
2.70%, 08/05/51 (Call 02/05/51)	1,085	795,900
2.80%, 02/08/61 (Call 08/08/60)	1,007	711,243

Security	Par (000)	Value

Computers (continued)
2.85%, 08/05/61 (Call 02/05/61)	$730	$518,315
2.95%, 09/11/49 (Call 03/11/49)	871	679,155
3.45%, 02/09/45	1,144	992,971
3.75%, 09/12/47 (Call 03/12/47)	625	559,984
3.75%, 11/13/47 (Call 05/13/47)	702	632,778
3.85%, 05/04/43	1,609	1,478,789
3.85%, 08/04/46 (Call 02/04/46)	1,126	1,023,612
3.95%, 08/08/52	625	576,752
4.10%, 08/08/62	575	528,016
4.25%, 02/09/47 (Call 08/09/46)	570	551,570
4.38%, 05/13/45	1,097	1,074,505
4.45%, 05/06/44	667	658,559
4.50%, 02/23/36 (Call 08/23/35)	433	446,572
4.65%, 02/23/46 (Call 08/23/45)	1,983	2,027,354
Dell Inc.
5.40%, 09/10/40	215	199,144
6.50%, 04/15/38	290	291,363
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	540	378,294
3.45%, 12/15/51 (Call 06/15/51)(a)(b)	765	500,020
8.10%, 07/15/36 (Call 01/15/36)	377	437,819
8.35%, 07/15/46 (Call 01/15/46)	479	579,584
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)(a)	364	383,899
6.35%, 10/15/45 (Call 04/15/45)	945	952,240
HP Inc.
5.50%, 01/15/33 (Call 10/15/32)	260	250,097
6.00%, 09/15/41(a)	822	795,400
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	400	304,020
2.95%, 05/15/50 (Call 11/15/49)	480	338,835
3.43%, 02/09/52 (Call 08/09/51)	410	314,251
4.00%, 06/20/42	744	641,222
4.15%, 05/15/39	1,117	1,008,920
4.25%, 05/15/49	1,598	1,419,714
4.70%, 02/19/46	367	345,000
4.90%, 07/27/52 (Call 01/27/52)	125	120,903
5.60%, 11/30/39(a)	540	566,024
5.88%, 11/29/32	496	539,386
7.13%, 12/01/96(a)	137	175,096
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)(b)	297	182,938

		28,098,443

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)(a)	160	142,682
4.00%, 08/15/45	385	352,434
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	183	144,568
3.70%, 08/15/42	231	193,814
4.15%, 03/15/47 (Call 09/15/46)	267	244,776
4.38%, 06/15/45 (Call 12/15/44)(a)	240	226,134
6.00%, 05/15/37(a)	290	327,584
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 03/24/52 (Call 09/24/51)(b)	600	487,749
Procter & Gamble Co. (The)
3.50%, 10/25/47	90	80,507
3.55%, 03/25/40(a)	321	290,827
3.60%, 03/25/50(a)	396	363,931
5.50%, 02/01/34(a)	115	127,479
5.55%, 03/05/37(a)	495	565,339

190	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp.
5.90%, 11/15/32	$501	$566,529
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	312	222,508

		4,336,861

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	330	280,928
4.20%, 05/15/47 (Call 11/15/46)	255	231,987
4.60%, 06/15/45 (Call 12/15/44)	411	398,034

		910,949

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/33 (Call 07/29/33)	842	659,421
3.85%, 10/29/41 (Call 04/29/41)(a)	882	649,363
American Express Co., 4.05%, 12/03/42	293	266,731
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(b)	275	190,862
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(b)	258	173,742
2.85%, 08/05/51 (Call 02/05/51)(b)	230	153,824
3.20%, 01/30/52 (Call 07/30/51)(a)(b)	465	336,204
3.50%, 09/10/49 (Call 03/10/49)(b)	260	198,140
4.00%, 10/02/47 (Call 04/02/47)(b)	225	186,756
4.45%, 07/15/45(a)(b)	200	179,532
5.00%, 06/15/44(b)	286	274,011
6.25%, 08/15/42(b)	175	190,769
Blue Owl Finance LLC, 4.13%, 10/07/51 (Call 04/07/51)(b)	240	154,911
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	342	243,963
3.63%, 02/15/52 (Call 08/15/51)	250	182,251
4.70%, 09/20/47 (Call 03/20/47)	519	448,645
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	261	184,736
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)(a)	573	375,312
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)(a)	476	451,706
5.30%, 09/15/43 (Call 03/15/43)	469	514,615
FMR LLC
5.15%, 02/01/43(b)	250	240,140
6.45%, 11/15/39(a)(b)	250	277,121
6.50%, 12/14/40(b)	302	337,874
Franklin Resources Inc., 2.95%, 08/12/51 (Call 02/12/51)	235	165,627
Invesco Finance PLC, 5.38%, 11/30/43	261	256,059
Jefferies Financial Group Inc., 6.63%, 10/23/43 (Call 07/23/43)	228	222,509
Jefferies Group LLC
6.25%, 01/15/36	345	347,134
6.50%, 01/20/43(a)	79	80,262
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(b)	301	295,701
Legg Mason Inc., 5.63%, 01/15/44	305	315,196
LSEGA Financing PLC, 3.20%, 04/06/41 (Call 10/06/40)(b)	471	373,486
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)	366	282,254
3.65%, 06/01/49 (Call 12/01/48)	548	480,317
3.80%, 11/21/46 (Call 05/21/46)	310	280,235
3.85%, 03/26/50 (Call 09/26/49)	914	827,863
3.95%, 02/26/48 (Call 08/26/47)	212	194,537
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	428	298,395
3.25%, 04/28/50 (Call 10/28/49)	363	269,153

Security	Par (000)	Value

Diversified Financial Services (continued)
3.95%, 03/07/52 (Call 09/07/51)(a)	$175	$145,425
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(b)	310	273,495
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	326	315,421
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	394	321,212
4.95%, 07/15/46	456	444,680
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(a)	1,078	698,640
2.70%, 04/15/40 (Call 10/15/39)	466	372,405
3.65%, 09/15/47 (Call 03/15/47)	434	383,352
4.15%, 12/14/35 (Call 06/14/35)	662	655,881
4.30%, 12/14/45 (Call 06/14/45)	1,900	1,826,162
Western Union Co. (The)
6.20%, 11/17/36	387	382,971
6.20%, 06/21/40	165	164,658

		17,543,659

Electric — 12.2%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51 (Call 10/29/50)(b)	377	321,392
4.00%, 10/03/49(b)	243	226,427
6.50%, 10/27/36(a)(b)	610	715,835
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	176	136,443
3.80%, 10/01/47 (Call 04/01/47)	163	133,118
5.25%, 05/15/52 (Call 11/15/51)	425	427,101
Series E, 6.65%, 02/15/33	159	175,850
Series G, 4.15%, 05/01/49 (Call 11/01/48)	184	154,935
Series H, 3.45%, 01/15/50 (Call 07/15/49)	220	168,675
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	110	83,165
3.75%, 12/01/47 (Call 06/01/47)	245	203,576
3.80%, 06/15/49 (Call 12/15/48)	157	132,775
4.00%, 12/01/46 (Call 06/01/46)	85	74,306
4.25%, 09/15/48 (Call 03/15/48)	194	173,995
4.50%, 06/15/52 (Call 12/01/51)	395	376,484
Series M, 3.65%, 04/01/50 (Call 10/01/49)(a)	302	248,583
Series N, 2.75%, 08/15/51 (Call 02/15/51)	252	176,162
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	250	184,500
3.13%, 07/15/51 (Call 01/15/51)	285	214,045
3.45%, 10/01/49 (Call 04/01/49)	317	250,365
3.75%, 03/01/45 (Call 09/01/44)	425	353,182
3.85%, 12/01/42	140	120,767
4.10%, 01/15/42(a)	90	77,711
4.15%, 08/15/44 (Call 02/15/44)	232	205,860
4.30%, 01/02/46 (Call 07/02/45)	230	209,144
5.50%, 03/15/41	223	227,898
5.70%, 02/15/33	75	80,953
6.00%, 03/01/39	232	253,980
6.13%, 05/15/38	90	99,272
Series 11-C, 5.20%, 06/01/41	220	220,786
Series A, 4.30%, 07/15/48 (Call 01/15/48)	337	306,649
Series B, 3.70%, 12/01/47 (Call 06/01/47)	315	261,692
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(b)	593	427,245
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	217	157,148
3.25%, 03/15/50 (Call 09/15/49)	162	125,289
3.70%, 12/01/47 (Call 06/01/47)	317	269,202
4.15%, 03/15/46 (Call 09/15/45)	255	230,410

S C H E D U L E O F I N V E S T M E N T S	191

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.30%, 07/01/44 (Call 01/01/44)	$205	$188,294
4.50%, 03/15/49 (Call 09/15/48)	335	321,251
4.80%, 12/15/43 (Call 06/15/43)	195	183,805
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	232	165,431
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(a)(b)	226	219,299
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	136	118,299
4.45%, 06/01/45 (Call 12/01/44)	126	109,631
7.00%, 04/01/38	295	345,246
Series L, 5.80%, 10/01/35	145	149,809
Series P, 6.70%, 08/15/37(a)	170	186,561
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	236	209,907
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	295	233,242
Arizona Public Service Co.
2.65%, 09/15/50 (Call 03/15/50)	210	131,634
3.35%, 05/15/50 (Call 11/15/49)	248	178,099
3.50%, 12/01/49 (Call 06/01/49)	112	82,823
3.75%, 05/15/46 (Call 11/15/45)	156	120,474
4.20%, 08/15/48 (Call 02/15/48)	273	228,964
4.25%, 03/01/49 (Call 09/01/48)	191	162,408
4.35%, 11/15/45 (Call 05/15/45)	32	27,341
4.50%, 04/01/42 (Call 10/01/41)	406	354,205
4.70%, 01/15/44 (Call 07/15/43)	110	96,065
5.05%, 09/01/41 (Call 03/01/41)	220	208,043
5.50%, 09/01/35(a)	245	240,472
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)(a)	170	150,913
4.35%, 06/01/48 (Call 12/01/47)	261	239,781
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	288	211,056
3.20%, 09/15/49 (Call 03/15/49)	247	190,923
3.50%, 08/15/46 (Call 02/15/46)	265	217,717
3.75%, 08/15/47 (Call 02/15/47)	170	144,951
4.25%, 09/15/48 (Call 03/15/48)	205	187,363
4.55%, 06/01/52 (Call 12/01/51)	315	300,214
6.35%, 10/01/36	125	140,899
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	174	147,778
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	631	450,104
3.80%, 07/15/48 (Call 01/15/48)	437	368,890
4.25%, 10/15/50 (Call 04/15/50)	468	427,937
4.45%, 01/15/49 (Call 07/15/48)	553	514,629
4.50%, 02/01/45 (Call 08/01/44)(a)	433	403,064
4.60%, 05/01/53 (Call 11/01/52)(b)	315	300,036
5.15%, 11/15/43 (Call 05/15/43)	228	231,086
5.95%, 05/15/37	370	398,306
6.13%, 04/01/36	917	1,007,087
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	164	128,950
4.20%, 09/15/46 (Call 03/15/46)	195	161,489
4.35%, 05/01/33 (Call 02/01/33)	196	179,855
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	192	173,292
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	260	220,121
3.60%, 03/01/52 (Call 09/01/51)	130	109,742
3.95%, 03/01/48 (Call 09/01/47)	320	285,302
4.50%, 04/01/44 (Call 10/01/43)	422	401,798
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	450	420,517

Security	Par (000)	Value

Electric (continued)
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	$205	$150,980
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	215	173,831
Series K2, 6.95%, 03/15/33	165	195,234
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)(a)	237	188,374
CEZ AS, 5.63%, 04/03/42(a)(b)	223	216,998
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	220	202,253
Cleco Power LLC
6.00%, 12/01/40	143	148,654
6.50%, 12/01/35(a)	260	291,811
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	137	143,038
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	180	159,744
4.88%, 03/01/44 (Call 09/01/43)	166	155,614
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)(b)	268	260,285
Comision Federal de Electricidad
3.88%, 07/26/33 (Call 04/26/33)(b)	289	221,808
4.68%, 02/09/51 (Call 08/09/50)(b)	362	244,803
5.75%, 02/14/42(b)	261	216,630
6.13%, 06/16/45(b)	430	362,275
6.26%, 02/15/52 (Call 08/15/51)(b)	380	307,044
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	298	224,556
3.65%, 06/15/46 (Call 12/15/45)	405	343,280
3.70%, 03/01/45 (Call 09/01/44)	158	132,151
3.80%, 10/01/42 (Call 04/01/42)(a)	235	202,782
4.00%, 03/01/48 (Call 09/01/47)	291	260,630
4.00%, 03/01/49 (Call 09/01/48)	233	206,918
4.35%, 11/15/45 (Call 05/15/45)	263	242,777
4.60%, 08/15/43 (Call 02/15/43)	190	181,560
4.70%, 01/15/44 (Call 07/15/43)	215	208,123
6.45%, 01/15/38	199	230,271
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	392	336,607
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	200	156,186
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	344	263,324
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	315	223,866
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	245	213,806
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	187	169,269
4.30%, 04/15/44 (Call 10/15/43)	199	183,664
6.35%, 06/01/36	200	223,919
Series A, 4.15%, 06/01/45 (Call 12/01/44)(a)	175	162,919
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51 (Call 06/01/51)	195	146,443
3.60%, 06/15/61 (Call 12/15/60)(a)	485	380,817
3.70%, 11/15/59 (Call 05/15/59)(a)	368	288,247
3.85%, 06/15/46 (Call 12/15/45)	162	135,933
3.95%, 03/01/43 (Call 09/01/42)	305	262,066
4.45%, 03/15/44 (Call 09/15/43)	235	218,223
4.50%, 12/01/45 (Call 06/01/45)	193	175,540
4.50%, 05/15/58 (Call 11/15/57)	586	528,544
4.63%, 12/01/54 (Call 06/01/54)	499	473,992
5.70%, 06/15/40	355	372,371
Series 05-A, 5.30%, 03/01/35	210	215,621
Series 06-A, 5.85%, 03/15/36	272	292,315
Series 06-B, 6.20%, 06/15/36	310	342,312
Series 06-E, 5.70%, 12/01/36(a)	255	259,835
Series 07-A, 6.30%, 08/15/37	435	486,223
Series 08-B, 6.75%, 04/01/38	285	325,796

192	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 09-C, 5.50%, 12/01/39	$310	$315,960
Series 12-A, 4.20%, 03/15/42	230	204,359
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	166	139,630
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	661	571,700
Series A, 4.13%, 05/15/49 (Call 11/15/48)	383	333,843
Series C, 3.00%, 12/01/60 (Call 06/01/60)	315	213,589
Series C, 4.00%, 11/15/57 (Call 05/15/57)	199	163,952
Series C, 4.30%, 12/01/56 (Call 06/01/56)	211	183,253
Series E, 4.65%, 12/01/48 (Call 06/01/48)	194	183,137
Consorcio Transmantaro SA, 5.20%, 04/11/38 (Call 01/11/38)(b)	520	479,700
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	218	218,093
6.25%, 10/01/39	618	651,179
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	173	109,806
2.65%, 08/15/52 (Call 02/15/52)	190	133,067
3.10%, 08/15/50 (Call 02/15/50)	331	255,894
3.25%, 08/15/46 (Call 02/15/46)	215	170,820
3.50%, 08/01/51 (Call 02/01/51)	296	244,454
3.75%, 02/15/50 (Call 08/15/49)	218	188,100
3.95%, 05/15/43 (Call 11/15/42)	370	327,495
3.95%, 07/15/47 (Call 01/15/47)	215	191,043
4.05%, 05/15/48 (Call 11/15/47)	345	313,424
4.20%, 09/01/52	195	181,382
4.35%, 04/15/49 (Call 10/15/48)	275	259,661
4.35%, 08/31/64 (Call 02/28/64)	159	142,392
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	151	129,635
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)(a)	200	171,641
4.15%, 05/15/45 (Call 11/15/44)	260	228,094
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	267	246,627
4.85%, 08/15/52	300	286,074
7.00%, 06/15/38	269	304,568
Series A, 4.60%, 03/15/49 (Call 09/15/48)	155	143,572
Series B, 3.30%, 04/15/41 (Call 10/15/40)(a)	244	192,875
Series B, 5.95%, 06/15/35	289	306,574
Series C, 4.05%, 09/15/42 (Call 03/15/42)	210	177,680
Series C, 4.90%, 08/01/41 (Call 02/01/41)	284	271,378
Series E, 6.30%, 03/15/33	276	300,372
Series F, 5.25%, 08/01/33	390	394,462
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	258	243,469
5.10%, 06/01/65 (Call 12/01/64)	156	159,211
5.30%, 05/15/33(a)	260	274,700
5.45%, 02/01/41 (Call 08/01/40)(a)	240	249,339
6.05%, 01/15/38	228	252,078
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	50	38,012
3.70%, 03/15/45 (Call 09/15/44)	76	64,309
3.70%, 06/01/46 (Call 12/01/45)	245	209,889
3.75%, 08/15/47 (Call 02/15/47)	310	266,607
3.95%, 06/15/42 (Call 12/15/41)	173	150,358
3.95%, 03/01/49 (Call 09/01/48)	413	371,062
4.30%, 07/01/44 (Call 01/01/44)	246	226,075
5.70%, 10/01/37	193	203,819
Series A, 4.00%, 04/01/43 (Call 10/01/42)	246	218,515
Series A, 4.05%, 05/15/48 (Call 11/15/47)(a)	240	217,637

Security	Par (000)	Value

Electric (continued)
Series A, 6.63%, 06/01/36(a)	$210	$246,686
Series B, 3.25%, 04/01/51 (Call 10/01/50)	267	212,221
Series B, 3.65%, 03/01/52 (Call 09/01/51)	325	277,023
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	376	293,001
3.45%, 04/15/51 (Call 10/15/50)	184	149,103
3.55%, 03/15/52 (Call 09/15/51)	260	214,199
3.70%, 12/01/47 (Call 06/01/47)	347	290,857
3.75%, 06/01/45 (Call 12/01/44)	317	266,744
3.88%, 03/15/46 (Call 09/15/45)(a)	303	263,427
3.95%, 03/15/48 (Call 09/15/47)	273	238,609
4.00%, 09/30/42 (Call 03/30/42)	363	320,906
4.25%, 12/15/41 (Call 06/15/41)	414	379,817
5.30%, 02/15/40	347	358,904
6.00%, 01/15/38	324	358,133
6.05%, 04/15/38	314	348,456
6.10%, 06/01/37	333	356,243
6.45%, 10/15/32	106	118,438
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	432	333,636
3.50%, 06/15/51 (Call 12/15/50)	417	316,436
3.75%, 09/01/46 (Call 03/01/46)	798	623,806
3.95%, 08/15/47 (Call 02/15/47)	281	230,951
4.20%, 06/15/49 (Call 12/15/48)	298	251,420
4.80%, 12/15/45 (Call 06/15/45)	312	289,539
5.00%, 08/15/52	400	379,794
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	280	206,631
3.40%, 10/01/46 (Call 04/01/46)	318	252,896
3.85%, 11/15/42 (Call 05/15/42)	250	214,010
4.20%, 07/15/48 (Call 01/15/48)	267	244,898
5.65%, 04/01/40	196	210,984
6.35%, 09/15/37	321	360,430
6.40%, 06/15/38	440	507,677
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	325	226,789
3.75%, 05/15/46 (Call 11/15/45)	296	246,180
6.12%, 10/15/35	250	270,875
6.35%, 08/15/38	320	368,258
6.45%, 04/01/39	285	321,235
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	199	173,762
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	226	214,396
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	246	188,748
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	215	176,582
4.30%, 02/01/49 (Call 08/01/48)	172	155,234
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	300	205,460
2.90%, 08/15/51 (Call 02/15/51)	217	158,810
3.60%, 09/15/47 (Call 03/15/47)	300	248,545
3.70%, 10/15/46 (Call 04/15/46)	236	196,636
4.00%, 04/01/52 (Call 10/01/51)	255	225,499
4.10%, 05/15/42 (Call 11/15/41)	312	278,497
4.10%, 03/15/43 (Call 09/15/42)	301	268,453
4.15%, 12/01/44 (Call 06/01/44)	354	315,359
4.20%, 08/15/45 (Call 02/15/45)(a)	377	339,043
4.38%, 03/30/44 (Call 09/30/43)	205	189,025
6.30%, 04/01/38	240	275,251
E.ON International Finance BV, 6.65%, 04/30/38(b)	589	624,457

S C H E D U L E O F I N V E S T M E N T S	193

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	$115	$106,081
6.00%, 05/15/35	376	392,573
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(b)	198	182,974
4.88%, 09/21/38 (Call 03/21/38)(b)	341	300,529
4.88%, 01/22/44(b)	588	515,521
4.95%, 10/13/45 (Call 04/13/45)(b)	638	548,724
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	744	648,721
5.25%, 10/13/55 (Call 04/13/55)(b)	231	204,326
5.60%, 01/27/40(a)(b)	520	493,353
6.00%, 01/22/2114(b)	314	298,686
6.95%, 01/26/39(b)	975	1,057,427
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	20	22,240
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	606	527,659
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(a)(b)	215	198,729
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(b)	325	267,491
Enel Finance International NV
4.75%, 05/25/47(a)(b)	557	454,421
5.50%, 06/15/52 (Call 12/15/51)(b)	655	582,572
6.00%, 10/07/39(a)(b)	1,112	1,079,575
6.80%, 09/15/37(b)	635	672,680
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	367	250,391
3.35%, 06/15/52 (Call 12/15/51)	195	151,617
4.20%, 04/01/49 (Call 10/01/48)	218	198,448
4.95%, 12/15/44 (Call 12/15/24)	370	356,304
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)(a)	305	239,602
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	406	291,265
3.10%, 06/15/41 (Call 12/15/40)	344	271,095
4.00%, 03/15/33 (Call 12/15/32)	461	437,316
4.20%, 09/01/48 (Call 03/01/48)	524	469,630
4.20%, 04/01/50 (Call 10/01/49)	291	260,516
4.75%, 09/15/52	300	290,604
4.95%, 01/15/45 (Call 01/15/25)	305	293,675
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 03/01/51)(a)	175	139,951
3.85%, 06/01/49 (Call 12/01/48)	271	226,871
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	270	211,734
4.50%, 03/30/39 (Call 09/30/38)	318	293,736
5.00%, 09/15/52	100	98,404
5.15%, 06/01/45 (Call 06/01/25)	40	39,005
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	131	100,841
3.45%, 04/15/50 (Call 10/15/49)	190	151,392
4.10%, 04/01/43 (Call 10/01/42)	122	106,440
4.13%, 03/01/42 (Call 09/01/41)	511	450,821
4.25%, 12/01/45 (Call 06/01/45)	187	165,815
4.63%, 09/01/43 (Call 03/01/43)	199	181,345
Evergy Kansas South Inc., 4.30%, 07/15/44 (Call 01/15/44)(b)	70	60,626
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	150	133,439
4.20%, 03/15/48 (Call 09/15/47)	220	195,661
5.30%, 10/01/41 (Call 04/01/41)	394	400,188
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	145	126,728
Series B, 6.05%, 11/15/35	165	178,816

Security	Par (000)	Value

Electric (continued)
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	$190	$148,917
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)(b)	230	198,873
4.45%, 04/15/46 (Call 10/15/45)	408	365,682
4.70%, 04/15/50 (Call 10/15/49)	393	369,607
4.95%, 06/15/35 (Call 12/15/34)	20	19,573
5.10%, 06/15/45 (Call 12/15/44)	401	397,311
5.63%, 06/15/35	387	405,617
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	388	385,492
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(b)	424	320,223
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(b)	208	181,238
5.45%, 07/15/44 (Call 01/15/44)(b)	240	238,603
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	650	484,388
3.15%, 10/01/49 (Call 04/01/49)	325	259,450
3.70%, 12/01/47 (Call 06/01/47)	388	338,976
3.80%, 12/15/42 (Call 06/15/42)	217	193,724
3.95%, 03/01/48 (Call 09/01/47)	541	492,051
3.99%, 03/01/49 (Call 09/01/48)	365	332,927
4.05%, 06/01/42 (Call 12/01/41)	384	353,168
4.05%, 10/01/44 (Call 04/01/44)	354	322,850
4.13%, 02/01/42 (Call 08/01/41)	380	352,403
4.13%, 06/01/48 (Call 12/01/47)	317	296,126
4.95%, 06/01/35	145	149,151
5.13%, 06/01/41 (Call 12/01/40)	185	186,456
5.25%, 02/01/41 (Call 08/01/40)	280	293,263
5.63%, 04/01/34	205	224,561
5.65%, 02/01/37	241	260,477
5.69%, 03/01/40(a)	316	344,916
5.95%, 10/01/33	195	215,693
5.95%, 02/01/38	330	367,775
5.96%, 04/01/39	260	292,478
Georgia Power Co.
4.30%, 03/15/42	709	630,113
4.30%, 03/15/43	226	199,423
5.13%, 05/15/52 (Call 11/15/51)	500	500,953
5.40%, 06/01/40(a)	100	96,839
Series 10-C, 4.75%, 09/01/40	470	436,475
Series A, 3.25%, 03/15/51 (Call 09/15/50)	445	327,798
Series B, 3.70%, 01/30/50 (Call 07/30/49)	239	190,724
Great River Energy, 6.25%, 07/01/38(b)	435	469,437
Iberdrola International BV, 6.75%, 07/15/36	365	406,226
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	159	125,907
Series K, 4.20%, 03/01/48 (Call 09/01/47)	140	125,448
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	235	176,131
4.25%, 08/15/48 (Call 02/15/48)	295	256,464
6.05%, 03/15/37	239	259,446
Series K, 4.55%, 03/15/46 (Call 09/15/45)	210	192,539
Series L, 3.75%, 07/01/47 (Call 01/01/47)	190	154,572
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	163	147,511
4.70%, 09/01/45 (Call 03/01/45)(b)	192	180,029
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(b)	375	276,187
4.88%, 01/14/48(a)(b)	342	254,790
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(b)	740	610,711

194	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Interconexion Electrica SA ESP, 3.83%, 11/26/33 (Call 08/26/33)(b)	$186	$157,470
International Transmission Co., 4.63%, 08/15/43 (Call 02/15/43)	190	171,760
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	225	163,153
3.50%, 09/30/49 (Call 03/30/49)	213	167,479
3.70%, 09/15/46 (Call 03/15/46)	180	145,770
4.70%, 10/15/43 (Call 04/15/43)	188	170,376
6.25%, 07/15/39	255	279,247
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	197	193,525
Jersey Central Power & Light Co., 6.15%, 06/01/37	161	166,271
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)(a)	220	171,593
4.38%, 10/01/45 (Call 04/01/45)	185	166,721
5.13%, 11/01/40 (Call 05/01/40)	707	706,393
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	195	179,700
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	202	194,482
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	29	25,763
4.38%, 10/01/45 (Call 04/01/45)	195	175,733
4.65%, 11/15/43 (Call 05/15/43)	172	155,322
Louisville Gas and Electric Co., 5.13%, 11/15/40 (Call 05/15/40)	75	72,451
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(b)	300	240,658
5.90%, 11/15/39(b)	340	354,032
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	360	255,666
3.15%, 04/15/50 (Call 10/15/49)	350	271,965
3.65%, 08/01/48 (Call 02/01/48)	445	374,153
3.95%, 08/01/47 (Call 02/01/47)	405	356,869
4.25%, 05/01/46 (Call 11/01/45)	231	213,255
4.25%, 07/15/49 (Call 01/15/49)	564	522,942
4.40%, 10/15/44 (Call 04/15/44)	205	193,376
4.80%, 09/15/43 (Call 03/15/43)(a)	196	192,458
5.75%, 11/01/35	286	312,134
5.80%, 10/15/36	210	230,559
Minejesa Capital BV, 5.63%, 08/10/37(b)	400	328,428
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	325	285,115
Series B, 3.10%, 07/30/51 (Call 01/30/51)	125	88,887
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)(b)	217	216,392
Narragansett Electric Co. (The)
4.17%, 12/10/42(b)	192	165,203
5.64%, 03/15/40(b)	110	113,829
National Grid USA, 5.80%, 04/01/35	210	217,499
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	145	138,704
4.30%, 03/15/49 (Call 09/15/48)	221	199,594
4.40%, 11/01/48 (Call 05/01/48)	159	146,189
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	220	223,378
5.45%, 05/15/41 (Call 11/15/40)	130	131,314
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	171	126,097
Series N, 6.65%, 04/01/36	260	298,158
Series R, 6.75%, 07/01/37	255	295,363
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	204	140,647
3.80%, 12/05/47 (Call 06/05/47)(b)	140	115,300

Security	Par (000)	Value

Electric (continued)
New York State Electric & Gas Corp., 3.30%, 09/15/49 (Call 03/15/49)(b)	$230	$174,384
NextEra Energy Capital Holdings Inc., 3.00%, 01/15/52 (Call 07/15/51)	220	157,502
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(b)	462	305,671
4.12%, 11/28/42(b)	35	29,729
4.28%, 10/01/34 (Call 04/01/34)(b)	357	332,024
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	334	236,181
2.90%, 03/01/50 (Call 09/01/49)	280	210,180
3.20%, 04/01/52 (Call 10/01/51)	166	129,697
3.40%, 08/15/42 (Call 02/15/42)	183	152,879
3.60%, 05/15/46 (Call 11/15/45)	227	192,334
3.60%, 09/15/47 (Call 03/15/47)	293	245,591
4.00%, 08/15/45 (Call 02/15/45)	170	149,791
4.13%, 05/15/44 (Call 11/15/43)(a)	188	170,495
4.50%, 06/01/52 (Call 12/01/51)	225	218,456
4.85%, 08/15/40 (Call 02/15/40)	205	200,304
5.25%, 07/15/35	247	257,499
5.35%, 11/01/39	245	262,230
6.20%, 07/01/37	275	314,098
6.25%, 06/01/36	311	357,273
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	78	68,207
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	350	264,748
4.40%, 03/01/44 (Call 09/01/43)	161	149,574
4.55%, 06/01/52 (Call 12/01/51)(a)	325	317,986
5.50%, 03/15/40	412	436,525
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	199	153,812
4.20%, 12/01/42(a)	180	145,052
4.25%, 04/01/46 (Call 10/01/45)(a)	195	159,323
4.55%, 06/01/44(a)	160	135,935
5.05%, 10/01/48 (Call 04/01/48)	155	142,997
5.25%, 09/01/50	205	192,011
5.38%, 11/01/40	325	316,453
5.95%, 11/01/39	283	290,249
Ohio Edison Co.
6.88%, 07/15/36	200	231,786
8.25%, 10/15/38	230	293,374
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	230	193,847
4.15%, 04/01/48 (Call 10/01/47)	235	204,008
Series D, 6.60%, 03/01/33(a)	260	296,937
Series F, 5.85%, 10/01/35	285	298,903
Series G, 6.60%, 02/15/33	135	153,036
Series R, 2.90%, 10/01/51 (Call 04/01/51)	330	236,024
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	170	142,926
3.90%, 05/01/43 (Call 11/01/42)	100	82,377
4.00%, 12/15/44 (Call 06/15/44)	30	24,778
4.15%, 04/01/47 (Call 10/01/46)	321	286,778
4.55%, 03/15/44 (Call 09/15/43)(a)	166	150,819
5.25%, 05/15/41 (Call 11/15/40)	135	133,637
5.85%, 06/01/40	205	216,463
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)(a)	110	78,521
3.10%, 09/15/49 (Call 03/15/49)	245	189,470
3.70%, 05/15/50 (Call 11/15/49)	160	137,095

S C H E D U L E O F I N V E S T M E N T S	195

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.75%, 04/01/45 (Call 10/01/44)	$207	$176,070
3.80%, 09/30/47 (Call 03/30/47)	401	349,753
3.80%, 06/01/49 (Call 12/01/48)	195	170,419
4.10%, 11/15/48 (Call 05/15/48)	202	183,990
4.55%, 12/01/41 (Call 06/01/41)	215	207,274
4.60%, 06/01/52 (Call 12/01/51)(b)	385	378,298
5.25%, 09/30/40(a)	335	352,088
5.30%, 06/01/42 (Call 12/01/41)	105	110,702
5.35%, 10/01/52 (Call 04/01/52)	120	129,396
7.25%, 01/15/33	116	142,531
7.50%, 09/01/38	380	481,136
Pacific Gas & Electric Co., 4.50%, 12/15/41 (Call 06/15/41)(a)	210	152,352
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	560	393,321
3.50%, 08/01/50 (Call 02/01/50)	1,027	682,113
3.75%, 08/15/42 (Call 02/15/42)	214	147,947
3.95%, 12/01/47 (Call 06/01/47)	419	286,180
4.00%, 12/01/46 (Call 06/01/46)	315	217,312
4.20%, 06/01/41 (Call 12/01/40)	257	191,051
4.25%, 03/15/46 (Call 09/15/45)	190	139,379
4.30%, 03/15/45 (Call 09/15/44)	330	239,169
4.45%, 04/15/42 (Call 10/15/41)	245	185,759
4.50%, 07/01/40 (Call 01/01/40)	1,091	849,254
4.60%, 06/15/43 (Call 12/15/42)	221	169,472
4.75%, 02/15/44 (Call 08/15/43)	361	278,399
4.95%, 07/01/50 (Call 01/01/50)	1,737	1,386,270
5.25%, 03/01/52 (Call 09/01/51)(a)	340	282,876
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	594	428,494
3.30%, 03/15/51 (Call 09/15/50)	320	247,569
4.10%, 02/01/42 (Call 08/01/41)	107	92,858
4.13%, 01/15/49 (Call 07/15/48)	295	261,585
4.15%, 02/15/50 (Call 08/15/49)	337	301,903
5.25%, 06/15/35	240	242,022
5.75%, 04/01/37	380	395,079
6.00%, 01/15/39	369	399,860
6.10%, 08/01/36	255	275,455
6.25%, 10/15/37	355	389,287
6.35%, 07/15/38	195	216,910
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	252	182,702
2.85%, 09/15/51 (Call 03/15/51)	250	181,971
3.00%, 09/15/49 (Call 03/15/49)	206	155,234
3.05%, 03/15/51 (Call 09/15/50)(a)	210	158,234
3.70%, 09/15/47 (Call 03/15/47)	219	188,968
3.90%, 03/01/48 (Call 09/01/47)	304	270,270
4.15%, 10/01/44 (Call 04/01/44)	119	107,741
4.38%, 08/15/52	230	218,906
4.60%, 05/15/52 (Call 11/15/51)	345	339,435
4.80%, 10/15/43 (Call 04/15/43)	185	175,679
5.95%, 10/01/36	206	230,603
Pennsylvania Electric Co., 6.15%, 10/01/38	240	257,782
Perusahaan Listrik Negara PT, 4.00%, 06/30/50 (Call 12/30/49)(b)	503	369,076
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.38%, 02/05/50(b)	390	299,325
4.88%, 07/17/49(b)	331	272,248
5.25%, 10/24/42(b)	702	619,515
6.15%, 05/21/48(a)(b)	660	628,650

Security	Par (000)	Value

Electric (continued)
6.25%, 01/25/49(b)	$370	$353,794
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	406	366,043
6.50%, 11/15/37	280	322,827
7.90%, 12/15/38	220	281,464
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	230	172,317
3.95%, 06/01/47 (Call 12/01/46)	290	256,902
4.13%, 06/15/44 (Call 12/15/43)	162	144,438
4.15%, 10/01/45 (Call 04/01/45)	216	190,949
4.15%, 06/15/48 (Call 12/15/47)	233	211,623
4.75%, 07/15/43 (Call 01/15/43)	195	190,493
5.20%, 07/15/41 (Call 01/15/41)	185	181,814
6.25%, 05/15/39	205	231,021
Progress Energy Inc., 6.00%, 12/01/39(a)	355	370,328
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	275	225,788
3.60%, 09/15/42 (Call 03/15/42)	207	175,950
3.80%, 06/15/47 (Call 12/15/46)	157	135,645
3.95%, 03/15/43 (Call 09/15/42)	190	160,158
4.05%, 09/15/49 (Call 03/15/49)	205	181,715
4.10%, 06/15/48 (Call 12/15/47)	225	203,016
4.30%, 03/15/44 (Call 09/15/43)	130	119,273
4.50%, 06/01/52 (Call 12/01/51)	220	213,584
4.75%, 08/15/41 (Call 02/15/41)	184	174,724
6.50%, 08/01/38	175	203,475
Series 17, 6.25%, 09/01/37	285	329,732
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	255	200,951
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	145	102,777
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)(a)	74	61,933
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	95	104,996
Series K, 3.15%, 08/15/51 (Call 02/15/51)	187	135,648
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	196	121,024
2.70%, 05/01/50 (Call 11/01/49)	116	82,812
3.00%, 03/01/51 (Call 09/01/50)	222	166,674
3.15%, 01/01/50 (Call 07/01/49)	190	144,617
3.20%, 08/01/49 (Call 02/01/49)(a)	180	140,721
3.60%, 12/01/47 (Call 06/01/47)	188	157,212
3.65%, 09/01/42 (Call 03/01/42)	152	129,184
3.80%, 01/01/43 (Call 07/01/42)	150	128,723
3.80%, 03/01/46 (Call 09/01/45)	229	197,310
3.85%, 05/01/49 (Call 11/01/48)	219	190,499
3.95%, 05/01/42 (Call 11/01/41)	288	258,849
4.05%, 05/01/48 (Call 11/01/47)	155	139,715
4.15%, 11/01/45 (Call 05/01/45)	166	146,859
5.38%, 11/01/39	140	143,627
5.50%, 03/01/40	260	274,761
5.70%, 12/01/36	190	204,283
5.80%, 05/01/37	319	350,838
Series I, 4.00%, 06/01/44 (Call 12/01/43)	80	68,595
Series K, 4.05%, 05/01/45 (Call 11/01/44)	165	143,682
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)(a)	120	85,507
3.25%, 09/15/49 (Call 03/15/49)	126	94,651
4.22%, 06/15/48 (Call 12/15/47)	210	187,274
4.30%, 05/20/45 (Call 11/20/44)	236	209,199
4.43%, 11/15/41 (Call 05/15/41)	210	187,988

196	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.48%, 06/01/35	$226	$231,754
5.64%, 04/15/41 (Call 10/15/40)	205	213,691
5.76%, 10/01/39(a)	220	234,128
5.76%, 07/15/40	315	328,559
5.80%, 03/15/40	296	314,750
6.27%, 03/15/37	260	286,549
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)(b)	525	589,732
San Diego Gas & Electric Co.
3.70%, 03/15/52 (Call 09/15/51)(a)	50	42,411
3.95%, 11/15/41(a)	365	309,374
4.15%, 05/15/48 (Call 11/15/47)(a)	193	173,124
4.30%, 04/01/42 (Call 10/01/41)	150	134,590
4.50%, 08/15/40	329	307,671
5.35%, 05/15/35(a)	65	67,289
5.35%, 05/15/40	315	319,008
6.00%, 06/01/39	233	255,655
Series FFF, 6.13%, 09/15/37	120	131,862
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	210	177,138
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	216	191,086
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	94	73,328
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	435	321,627
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	505	504,550
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	622	643,845
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	525	450,507
4.00%, 02/01/48 (Call 08/01/47)	448	375,121
6.00%, 10/15/39(a)	309	330,629
Sierra Pacific Power Co., Series P, 6.75%, 07/01/37	150	163,498
Solar Star Funding LLC, 5.38%, 06/30/35(b)	82	83,166
Southern California Edison Co.
3.45%, 02/01/52 (Call 08/01/51)	350	268,517
3.65%, 02/01/50 (Call 08/01/49)(a)	582	445,409
3.90%, 12/01/41 (Call 06/01/41)	202	162,362
4.00%, 04/01/47 (Call 10/01/46)	746	604,057
4.05%, 03/15/42 (Call 09/15/41)	192	159,998
4.50%, 09/01/40 (Call 03/01/40)	324	286,077
4.65%, 10/01/43 (Call 04/01/43)	211	190,918
5.50%, 03/15/40	355	351,380
5.63%, 02/01/36	324	324,345
6.00%, 01/15/34	452	479,234
6.05%, 03/15/39	357	373,552
Series 04-G, 5.75%, 04/01/35	255	259,161
Series 05-B, 5.55%, 01/15/36	235	230,979
Series 05-E, 5.35%, 07/15/35	160	159,135
Series 06-E, 5.55%, 01/15/37	325	321,298
Series 08-A, 5.95%, 02/01/38	372	385,252
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	144	116,844
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	388	261,662
Series B, 4.88%, 03/01/49 (Call 09/01/48)	274	251,452
Series C, 3.60%, 02/01/45 (Call 08/01/44)	192	145,990
Series C, 4.13%, 03/01/48 (Call 09/01/47)	567	471,478
Series E, 5.45%, 06/01/52 (Call 12/01/51)	285	284,020
Series H, 3.65%, 06/01/51 (Call 12/01/50)(a)	325	253,505
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	181	166,007
4.40%, 07/01/46 (Call 01/01/46)	1,065	938,756
Southern Power Co.
5.15%, 09/15/41	395	379,971
5.25%, 07/15/43	170	160,700
Series F, 4.95%, 12/15/46 (Call 06/15/46)	201	185,643

Security	Par (000)	Value

Electric (continued)
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	$210	$152,090
6.20%, 03/15/40	239	253,433
Series J, 3.90%, 04/01/45 (Call 10/01/44)	231	183,509
Series L, 3.85%, 02/01/48 (Call 08/01/47)	253	201,454
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	127	99,287
3.70%, 08/15/47 (Call 02/15/47)	213	172,974
3.75%, 06/15/49 (Call 12/15/48)	101	84,469
4.50%, 08/15/41 (Call 02/15/41)	202	189,837
6.00%, 10/01/36	203	217,306
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	80	72,796
Series 8, 3.15%, 05/01/50 (Call 11/01/49)(a)	298	228,117
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(b)	200	192,996
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(b)	525	547,349
State Grid Overseas Investment BVI Ltd, 4.00%, 05/04/47(a)(b)	260	236,844
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)	195	156,467
3.63%, 06/15/50 (Call 12/15/49)	195	159,099
4.10%, 06/15/42 (Call 12/15/41)	216	190,020
4.20%, 05/15/45 (Call 11/15/44)	197	167,662
4.30%, 06/15/48 (Call 12/15/47)	226	203,886
4.35%, 05/15/44 (Call 11/15/43)	145	130,992
4.45%, 06/15/49 (Call 12/15/48)	186	171,279
5.00%, 07/15/52 (Call 01/15/52)	205	205,625
6.15%, 05/15/37	110	120,564
6.55%, 05/15/36	210	238,617
Toledo Edison Co. (The), 6.15%, 05/15/37	260	289,410
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44 (Call 05/01/44)	85	73,217
6.00%, 06/15/40(b)	379	360,902
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)(a)	185	135,081
4.00%, 06/15/50 (Call 12/15/49)	189	158,306
4.85%, 12/01/48 (Call 06/01/48)	181	174,208
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	425	293,900
3.25%, 10/01/49 (Call 04/01/49)	255	197,864
3.65%, 04/15/45 (Call 10/15/44)	305	251,696
3.90%, 09/15/42 (Call 03/15/42)	306	266,778
3.90%, 04/01/52 (Call 10/01/51)(a)	90	79,159
4.00%, 04/01/48 (Call 10/01/47)	274	239,856
5.30%, 08/01/37	120	122,618
8.45%, 03/15/39	215	284,389
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	513	344,834
2.95%, 11/15/51 (Call 05/15/51)	310	229,749
3.30%, 12/01/49 (Call 06/01/49)	262	208,294
4.00%, 01/15/43 (Call 07/15/42)	296	263,074
4.45%, 02/15/44 (Call 08/15/43)	425	393,261
4.60%, 12/01/48 (Call 06/01/48)	342	324,861
6.35%, 11/30/37	125	140,779
8.88%, 11/15/38	392	549,665
Series A, 6.00%, 05/15/37	168	184,152
Series B, 3.80%, 09/15/47 (Call 03/15/47)	390	331,139
Series B, 4.20%, 05/15/45 (Call 11/15/44)	197	175,461
Series B, 6.00%, 01/15/36	443	484,439
Series C, 4.00%, 11/15/46 (Call 05/15/46)	339	297,389

S C H E D U L E O F I N V E S T M E N T S	197

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series C, 4.63%, 05/15/52 (Call 11/15/51)	$360	$350,644
Series D, 4.65%, 08/15/43 (Call 02/15/43)	343	326,165
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	150	119,436
4.25%, 06/01/44 (Call 12/01/43)	57	49,065
4.30%, 12/15/45 (Call 06/15/45)	185	159,080
4.30%, 10/15/48 (Call 04/15/48)	266	241,503
5.63%, 05/15/33	395	424,044
5.70%, 12/01/36	220	234,238
Wisconsin Power and Light Co.
3.65%, 04/01/50 (Call 10/01/49)	149	122,494
4.10%, 10/15/44 (Call 04/15/44)	103	86,457
6.38%, 08/15/37	220	245,171
7.60%, 10/01/38	70	85,205
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	265	192,922
3.30%, 09/01/49 (Call 03/01/49)	160	124,605
3.67%, 12/01/42	175	146,400
4.75%, 11/01/44 (Call 05/01/44)	120	114,037
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	246	191,401
4.80%, 09/15/41 (Call 03/15/41)	154	142,785
6.50%, 07/01/36(a)	195	219,589

		168,142,003

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	423	306,321
2.80%, 12/21/51 (Call 06/21/51)	575	417,887
5.25%, 11/15/39	230	239,146
6.13%, 04/15/39	160	180,345

		1,143,699

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	419	369,221
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)(a)	319	248,478
3.81%, 11/21/47 (Call 05/21/47)	199	182,853
5.38%, 03/01/41(a)	430	466,290
5.70%, 03/15/36	5	5,584
5.70%, 03/15/37	200	222,987
Tyco Electronics Group SA, 7.13%, 10/01/37	333	408,585

		1,903,998

Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(a)(b)	300	243,936
5.13%, 08/11/61 (Call 08/11/60)(b)	775	625,105
LBJ Infrastructure Group LLC, 3.80%, 12/31/57
(Call 06/30/57)(b)	395	274,462
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(b)	426	318,435
5.50%, 07/31/47 (Call 01/31/47)(a)(b)	1,121	843,553

		2,305,491

Entertainment — 0.5%
Magallanes Inc.
5.05%, 03/15/42 (Call 09/15/41)(b)	2,380	1,945,678
5.14%, 03/15/52 (Call 09/15/51)(b)	3,915	3,133,553
5.39%, 03/15/62 (Call 09/15/61)(b)	1,665	1,336,501

		6,415,732

Security	Par (000)	Value

Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	$10	$8,917
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)(a)	350	285,954
3.05%, 03/01/50 (Call 09/01/49)	237	177,245
5.70%, 05/15/41 (Call 11/15/40)	265	280,890
6.20%, 03/01/40	207	228,199
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	456	326,813
3.05%, 04/01/50 (Call 10/01/49)	324	238,880
4.20%, 01/15/33	100	96,182
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)(a)	387	260,341
2.95%, 06/01/41 (Call 12/01/40)	200	155,295
3.90%, 03/01/35 (Call 09/01/34)	152	138,451
4.10%, 03/01/45 (Call 09/01/44)(a)	160	142,067
4.15%, 07/15/49 (Call 01/15/49)(a)	381	348,043

		2,687,277

Food — 1.9%
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(b)	320	265,680
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	302	213,659
4.80%, 03/15/48 (Call 09/15/47)	358	333,087
Cencosud SA, 6.63%, 02/12/45 (Call 08/12/44)(a)(b)	220	223,724
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	485	460,964
5.40%, 11/01/48 (Call 05/01/48)(a)	569	542,853
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	323	235,719
4.15%, 02/15/43 (Call 08/15/42)	110	96,434
4.55%, 04/17/38 (Call 10/17/37)(a)	194	182,837
4.70%, 04/17/48 (Call 10/17/47)	217	206,346
5.40%, 06/15/40(a)	440	454,225
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	265	220,846
4.70%, 11/10/47 (Call 05/10/47)(b)	319	298,893
4.88%, 06/27/44(a)(b)	290	269,961
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	29	21,027
3.13%, 11/15/49 (Call 05/15/49)	225	176,835
3.38%, 08/15/46 (Call 02/15/46)	241	201,388
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	302	233,660
Ingredion Inc.
3.90%, 06/01/50 (Call 12/01/49)	226	178,180
6.63%, 04/15/37	169	185,173
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
4.38%, 02/02/52 (Call 08/02/51)(b)	655	517,633
5.75%, 04/01/33 (Call 01/01/33)(a)(b)	115	114,560
6.50%, 12/01/52 (Call 06/01/52)(b)	550	578,578
JM Smucker Co. (The)
2.75%, 09/15/41 (Call 03/15/41)	105	73,543
3.55%, 03/15/50 (Call 09/15/49)(a)	335	248,916
4.25%, 03/15/35	350	324,146
4.38%, 03/15/45(a)	294	253,169
Kellogg Co., 4.50%, 04/01/46	358	329,643
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	385	402,213
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	1,565	1,329,435

198	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.63%, 10/01/39 (Call 04/01/39)	$235	$209,404
4.88%, 10/01/49 (Call 04/01/49)	808	733,044
5.00%, 07/15/35 (Call 01/15/35)(a)	400	387,301
5.00%, 06/04/42	980	913,181
5.20%, 07/15/45 (Call 01/15/45)(a)	975	915,709
5.50%, 06/01/50 (Call 12/01/49)	485	482,860
6.50%, 02/09/40	360	385,449
6.88%, 01/26/39	125	137,116
7.13%, 08/01/39(a)(b)	565	628,986
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	270	225,001
3.95%, 01/15/50 (Call 07/15/49)(a)	340	288,426
4.45%, 02/01/47 (Call 08/01/46)	469	425,662
4.65%, 01/15/48 (Call 07/15/47)	235	218,267
5.00%, 04/15/42 (Call 10/15/41)	304	291,479
5.15%, 08/01/43 (Call 02/01/43)	170	166,028
5.40%, 07/15/40 (Call 01/15/40)	285	285,733
5.40%, 01/15/49 (Call 07/15/48)(a)	300	309,762
6.90%, 04/15/38	295	340,194
Mars Inc.
2.38%, 07/16/40 (Call 01/16/40)(b)	460	332,620
2.45%, 07/16/50 (Call 01/16/50)(a)(b)	182	123,725
3.60%, 04/01/34 (Call 01/01/34)(b)	380	346,897
3.88%, 04/01/39 (Call 10/01/38)(b)	439	390,064
3.95%, 04/01/44 (Call 10/01/43)(b)	293	257,300
3.95%, 04/01/49 (Call 10/01/48)(b)	485	429,980
4.13%, 04/01/54 (Call 10/01/53)(b)	350	314,268
4.20%, 04/01/59 (Call 10/01/58)(b)	417	374,601
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	260	226,551
Mondelez International Inc.
1.88%, 10/15/32 (Call 07/15/32)	162	127,042
2.63%, 09/04/50 (Call 03/04/50)	643	431,782
Nestle Holdings Inc.
2.50%, 09/14/41 (Call 03/14/41)(b)	367	279,638
2.63%, 09/14/51 (Call 03/14/51)(a)(b)	390	284,526
3.90%, 09/24/38 (Call 03/24/38)(b)	726	670,956
4.00%, 09/24/48 (Call 03/24/48)(b)	963	900,167
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	355	254,254
3.30%, 02/15/50 (Call 08/15/49)	314	231,230
4.45%, 03/15/48 (Call 09/15/47)(a)	269	237,939
4.50%, 04/01/46 (Call 10/01/45)	296	263,600
4.85%, 10/01/45 (Call 04/01/45)	309	287,961
5.38%, 09/21/35	230	237,860
6.60%, 04/01/40 (Call 10/01/39)	235	269,829
6.60%, 04/01/50 (Call 10/01/49)	658	762,810
Tesco PLC, 6.15%, 11/15/37(b)	225	232,565
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	392	358,957
4.88%, 08/15/34 (Call 02/15/34)	255	254,735
5.10%, 09/28/48 (Call 03/28/48)(a)	1,035	1,023,441
5.15%, 08/15/44 (Call 02/15/44)	253	247,084

		26,669,311

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50 (Call 07/29/49)(b)	80	67,600
5.50%, 11/02/47 (Call 05/02/47)	335	287,263
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	290	247,950
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	339	302,956

Security	Par (000)	Value

Forest Products & Paper (continued)
4.40%, 08/15/47 (Call 02/15/47)	$326	$284,299
4.80%, 06/15/44 (Call 12/15/43)	311	281,804
5.00%, 09/15/35 (Call 03/15/35)(a)	35	34,774
5.15%, 05/15/46 (Call 11/15/45)(a)	20	19,155
6.00%, 11/15/41 (Call 05/15/41)	438	447,057
7.30%, 11/15/39	514	600,703
8.70%, 06/15/38	290	363,633
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	200	226,453
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(b)	693	695,841

		3,859,488

Gas — 1.0%
APA Infrastructure Ltd., 5.00%, 03/23/35 (Call 12/23/34)(b)	269	260,139
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)(a)	292	208,382
3.38%, 09/15/49 (Call 03/15/49)	275	216,836
4.13%, 10/15/44 (Call 04/15/44)	450	395,628
4.13%, 03/15/49 (Call 09/15/48)	272	244,318
4.15%, 01/15/43 (Call 07/15/42)	267	237,028
4.30%, 10/01/48 (Call 04/01/48)	296	273,396
5.50%, 06/15/41 (Call 12/15/40)	345	361,345
Boston Gas Co., 4.49%, 02/15/42(b)	370	324,926
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(b)	394	314,889
4.49%, 03/04/49 (Call 09/04/48)(a)(b)	307	253,813
4.50%, 03/10/46 (Call 09/10/45)(b)	322	267,443
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)(a)	241	214,341
5.85%, 01/15/41 (Call 07/15/40)	238	252,662
6.63%, 11/01/37	180	199,522
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(b)	235	235,067
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(b)	392	278,539
KeySpan Gas East Corp.
3.59%, 01/18/52 (Call 07/18/51)(b)	215	154,643
5.82%, 04/01/41(b)	245	246,366
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	410	505,816
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)(b)	200	229,348
Nakilat Inc., 6.07%, 12/31/33(a)(b)	322	341,769
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)(a)	331	273,041
4.38%, 05/15/47 (Call 11/15/46)	455	400,702
4.80%, 02/15/44 (Call 08/15/43)	315	290,048
5.00%, 06/15/52 (Call 12/15/51)	425	411,748
5.25%, 02/15/43 (Call 08/15/42)	254	247,841
5.65%, 02/01/45 (Call 08/01/44)	186	188,449
5.80%, 02/01/42 (Call 08/01/41)	235	234,432
5.95%, 06/15/41 (Call 12/15/40)	276	284,715
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	159	139,111
4.66%, 02/01/44 (Call 08/01/43)	341	313,844
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	261	193,407
3.64%, 11/01/46 (Call 05/01/46)	170	131,950
4.10%, 09/18/34 (Call 03/18/34)	195	176,478
4.65%, 08/01/43 (Call 02/01/43)	185	167,374
5.05%, 05/15/52 (Call 11/15/51)	200	196,271
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	300	250,688
4.45%, 03/15/44 (Call 09/15/43)	190	168,625
5.13%, 11/15/40	245	242,944

S C H E D U L E O F I N V E S T M E N T S	199

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Series KK, 5.75%, 11/15/35	$225	$242,088
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	275	237,276
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	209	186,515
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	190	161,561
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	296	236,076
4.40%, 06/01/43 (Call 12/01/42)	280	242,570
4.40%, 05/30/47 (Call 11/30/46)	376	324,841
5.88%, 03/15/41 (Call 09/15/40)	391	407,100
6.00%, 10/01/34	165	176,373
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	165	114,888
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	131	88,792
3.80%, 09/29/46 (Call 03/29/46)(a)	180	135,801
4.15%, 06/01/49 (Call 12/01/48)	213	170,121
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)(a)	170	152,485
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	185	137,795
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	313	254,061
Series K, 3.80%, 09/15/46 (Call 03/15/46)	252	210,408

		13,806,635

Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(a)	212	168,767
4.10%, 03/01/48 (Call 09/01/47)	203	184,892
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	339	230,069
4.85%, 11/15/48 (Call 05/15/48)(a)	187	184,773
5.20%, 09/01/40	505	503,984

		1,272,485

Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	819	862,599
4.75%, 04/15/43 (Call 10/15/42)	168	169,577
4.90%, 11/30/46 (Call 05/30/46)	1,729	1,815,556
5.30%, 05/27/40	423	453,463
6.00%, 04/01/39	385	442,782
6.15%, 11/30/37	504	598,287
Alcon Finance Corp., 3.80%, 09/23/49 (Call 03/23/49)(a)(b)	206	161,220
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)	405	284,369
3.50%, 08/15/46 (Call 02/15/46)	469	360,483
4.50%, 06/15/43 (Call 12/15/42)(a)	75	66,949
6.25%, 12/01/37(a)	100	109,114
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	235	219,737
4.70%, 03/01/49 (Call 09/01/48)(a)	214	204,862
6.75%, 11/15/35	280	318,068
7.38%, 01/15/40	305	367,477
Covidien International Finance SA, 6.55%, 10/15/37	295	353,447
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	594	409,879
2.80%, 12/10/51 (Call 06/10/51)	615	436,462
4.38%, 09/15/45 (Call 03/15/45)	210	193,097
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	503	415,356
3.40%, 11/15/49 (Call 05/15/49)(a)	498	402,603
Koninklijke Philips NV
5.00%, 03/15/42	299	281,080
6.88%, 03/11/38	456	519,088

Security	Par (000)	Value

Health Care - Products (continued)
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	$50	$45,636
4.38%, 03/15/35	894	887,298
4.63%, 03/15/45	1,010	1,014,370
PerkinElmer Inc., 3.63%, 03/15/51 (Call 09/15/50)(a)	213	162,391
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51 (Call 09/15/50)	361	278,390
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	385	275,678
4.10%, 04/01/43 (Call 10/01/42)	397	342,553
4.38%, 05/15/44 (Call 11/15/43)	215	192,223
4.63%, 03/15/46 (Call 09/15/45)	435	411,196
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (Call 04/15/41)(a)	775	600,838
4.10%, 08/15/47 (Call 02/15/47)(a)	547	509,976
5.30%, 02/01/44 (Call 08/01/43)	353	376,947
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	164	147,196
4.45%, 08/15/45 (Call 02/15/45)	239	202,108
5.75%, 11/30/39	209	210,514

		15,102,869

Health Care - Services — 4.2%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	160	111,687
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	220	175,598
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	248	197,210
4.27%, 08/15/48 (Call 02/15/48)	208	194,079
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	145	107,919
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	398	324,506
4.13%, 11/15/42 (Call 05/15/42)	319	269,301
4.50%, 05/15/42 (Call 11/15/41)(a)	303	269,985
4.75%, 03/15/44 (Call 09/15/43)	272	248,330
6.63%, 06/15/36	481	531,253
6.75%, 12/15/37	404	453,378
AHS Hospital Corp.
5.02%, 07/01/45	280	289,213
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	245	172,106
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	75	54,122
4.81%, 11/15/45 (Call 05/15/45)(a)	180	179,538
Series 2019, 3.89%, 04/15/49	241	210,498
Anthem Inc., 4.55%, 05/15/52 (Call 11/15/51)	495	465,032
Ascension Health
3.95%, 11/15/46	439	399,838
4.85%, 11/15/53	390	410,449
Series B, 3.11%, 11/15/39 (Call 05/15/39)	219	180,109
Banner Health
2.91%, 01/01/42 (Call 07/01/41)(a)	135	103,839
2.91%, 01/01/51 (Call 07/01/50)	330	239,401
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)(a)	179	138,893
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41(a)	233	218,585
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	300	237,155
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	226	195,771
Baylor Scott & White Holdings 3.97%, 11/15/46 (Call 05/15/46)	240	214,899

200	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.19%, 11/15/45 (Call 05/15/45)	$278	$258,138
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	418	299,329
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	250	174,910
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	234	191,212
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	241	184,095
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	190	144,456
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	300	196,655
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	137	126,059
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	140	94,875
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44(a)	81	77,189
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	195	136,239
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	209	145,122
City of Hope
Series 2013, 5.62%, 11/15/43	120	127,330
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(a)	269	245,846
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	210	201,591
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)(a)	418	341,355
3.91%, 10/01/50 (Call 04/01/50)	362	284,968
4.19%, 10/01/49 (Call 04/01/49)	487	398,688
4.35%, 11/01/42	244	217,534
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	188	132,859
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	309	242,865
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	254	223,141
Dignity Health
4.50%, 11/01/42	201	182,931
5.27%, 11/01/64	80	75,195
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	293	260,914
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	553	411,869
3.60%, 03/15/51 (Call 09/15/50)	689	556,080
3.70%, 09/15/49 (Call 03/15/49)(a)	552	453,432
4.38%, 12/01/47 (Call 06/01/47)	849	780,305
4.55%, 03/01/48 (Call 09/01/47)	471	441,421
4.63%, 05/15/42(a)	481	456,495
4.65%, 01/15/43	537	508,381
4.65%, 08/15/44 (Call 02/15/44)	377	353,760
4.85%, 08/15/54 (Call 02/15/54)	170	159,461
5.10%, 01/15/44	252	249,379
5.85%, 01/15/36	180	192,839
5.95%, 12/15/34	230	247,756
6.38%, 06/15/37	135	155,137
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	180	149,459
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)	10	9,926
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	219	203,337
4.50%, 07/01/57 (Call 01/01/57)(a)	165	157,966

Security	Par (000)	Value

Health Care - Services (continued)
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	$285	$211,376
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	369	266,839
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	204	161,299
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	1,086	745,474
4.38%, 03/15/42 (Call 09/15/41)(b)	445	363,402
4.63%, 03/15/52 (Call 09/15/51)(b)	630	521,342
5.13%, 06/15/39 (Call 12/15/38)	683	615,374
5.25%, 06/15/49 (Call 12/15/48)	1,180	1,055,816
5.50%, 06/15/47 (Call 12/15/46)	880	812,287
7.50%, 11/06/33(a)	55	62,588
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(b)	420	311,865
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	90	76,794
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	264	222,903
4.63%, 12/01/42 (Call 06/01/42)(a)	182	167,984
4.80%, 03/15/47 (Call 09/15/46)	358	342,029
4.95%, 10/01/44 (Call 04/01/44)(a)	445	426,948
8.15%, 06/15/38	179	225,851
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	229	205,340
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	80	56,967
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	40	36,324
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	220	181,772
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	169	137,522
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	536	476,391
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	754	696,347
4.88%, 04/01/42	624	629,528
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	507	399,575
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	275	210,679
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	825	612,483
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)(a)	493	447,148
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	142	121,103
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	39	29,956
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	399	299,240
Mayo Clinic
3.77%, 11/15/43	15	13,044
Series 2013, 4.00%, 11/15/47	100	90,969
Series 2016, 4.13%, 11/15/52	370	340,698
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	296	220,022
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	356	330,541
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	155	124,767
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	107	85,996
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	155	142,228
5.00%, 07/01/42	411	418,921
Series 2015, 4.20%, 07/01/55	335	307,586
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	50	36,847
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	200	138,577
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	150	112,520

S C H E D U L E O F I N V E S T M E N T S	201

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Montefiore Obligated Group
4.29%, 09/01/50	$135	$97,533
Series 18-C, 5.25%, 11/01/48	258	204,138
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	250	205,708
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	350	303,180
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	259	207,793
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	250	190,970
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	166	114,496
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	170	165,247
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	185	131,552
2.61%, 08/01/60 (Call 02/01/60)	155	99,800
3.56%, 08/01/36	175	157,185
4.02%, 08/01/45	310	281,869
4.06%, 08/01/56	198	175,764
4.76%, 08/01/2116(a)	180	165,418
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	250	194,236
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	167	136,997
3.98%, 11/01/46 (Call 11/01/45)	270	228,926
4.26%, 11/01/47 (Call 11/01/46)	494	432,659
6.15%, 11/01/43(a)	200	216,872
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(a)	125	86,417
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	180	142,640
3.17%, 11/01/51 (Call 05/01/51)(a)	302	231,285
3.32%, 11/01/61 (Call 05/01/61)	236	175,062
4.37%, 11/01/43	150	139,829
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(a)	169	115,815
NYU Langone Hospitals, Series 2020, 3.38%, 07/01/55 (Call 01/01/55)	130	97,220
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)	170	180,198
OhioHealth Corp.
2.83%, 11/15/41 (Call 05/15/41)	155	118,084
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)(a)	145	109,541
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)(a)	170	130,039
4.09%, 10/01/48 (Call 04/01/48)	115	101,677
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	200	193,276
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	165	120,377
Piedmont Healthcare Inc.
2.86%, 01/01/52 (Call 07/01/51)	139	94,891
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	270	198,793
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	370	245,068
Series A, 3.93%, 10/01/48 (Call 04/01/48)	305	260,227
Series I, 3.74%, 10/01/47(a)	180	153,004
Queen’s Health Systems (The), 4.81%, 07/01/52
(Call 01/01/52)	95	95,899
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	158	140,950
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	255	195,311
Roche Holdings Inc. 2.61%, 12/13/51 (Call 06/13/51)(b)	1,165	827,154

Security	Par (000)	Value

Health Care - Services (continued)
4.00%, 11/28/44 (Call 05/28/44)(b)	$586	$533,701
7.00%, 03/01/39(b)	375	472,462
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	99	80,429
3.95%, 07/01/46 (Call 07/01/45)	220	194,565
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(a)	290	205,456
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	125	91,591
Sharp HealthCare, Series 20B, 2.68%, 08/01/50
(Call 08/01/49)(a)	85	57,263
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	280	269,577
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	220	165,094
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	223	198,460
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	155	118,902
Sutter Health
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	168	146,293
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	145	113,205
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	296	224,392
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	30	19,082
4.33%, 11/15/55	180	168,301
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	240	235,133
Trinity Health Corp.
4.13%, 12/01/45(a)	315	288,585
Series 2019, 3.43%, 12/01/48(a)	225	182,774
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	206	153,051
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	5	4,991
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	610	471,117
2.90%, 05/15/50 (Call 11/15/49)	726	532,486
3.05%, 05/15/41 (Call 11/15/40)	697	557,067
3.13%, 05/15/60 (Call 11/15/59)(a)	345	252,111
3.25%, 05/15/51 (Call 11/15/50)	972	763,264
3.50%, 08/15/39 (Call 02/15/39)	683	588,285
3.70%, 08/15/49 (Call 02/15/49)	665	566,177
3.75%, 10/15/47 (Call 04/15/47)	715	611,577
3.88%, 08/15/59 (Call 02/15/59)	676	576,117
3.95%, 10/15/42 (Call 04/15/42)	327	292,068
4.20%, 01/15/47 (Call 07/15/46)	460	423,483
4.25%, 03/15/43 (Call 09/15/42)	447	416,465
4.25%, 04/15/47 (Call 10/15/46)	446	413,502
4.25%, 06/15/48 (Call 12/15/47)	618	569,348
4.38%, 03/15/42 (Call 09/15/41)	390	366,962
4.45%, 12/15/48 (Call 06/15/48)	605	574,705
4.63%, 07/15/35	172	171,387
4.63%, 11/15/41 (Call 05/15/41)(a)	444	433,462
4.75%, 07/15/45	1,060	1,043,945
4.75%, 05/15/52 (Call 11/15/51)	1,160	1,147,877
4.95%, 05/15/62 (Call 11/15/61)	725	725,758
5.70%, 10/15/40 (Call 04/15/40)	354	387,036
5.80%, 03/15/36	488	538,494
5.95%, 02/15/41 (Call 08/15/40)	312	348,049
6.50%, 06/15/37	451	528,994
6.63%, 11/15/37	531	627,972
6.88%, 02/15/38	310	376,918
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	125	93,572
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	180	128,617

202	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	$260	$252,382
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	298	209,470
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	175	114,860

		57,426,389

Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(b)	60	57,300
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49 (Call 03/06/49)(b)	740	583,433
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	425	530,763
JAB Holdings BV
3.75%, 05/28/51 (Call 11/28/50)(b)	434	286,438
4.50%, 04/08/52 (Call 10/08/51)(a)(b)	100	73,346
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(b)	545	378,962

		1,910,242

Home Builders — 0.1%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	210	120,127
6.00%, 01/15/43 (Call 10/15/42)	311	254,250
PulteGroup Inc.
6.00%, 02/15/35	280	272,415
6.38%, 05/15/33	248	252,099

		898,891

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)(a)	278	212,834
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	276	230,231
4.60%, 05/15/50 (Call 11/15/49)(a)	281	235,548
5.15%, 03/01/43	286	261,573

		940,186

Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	334	289,942
5.00%, 06/15/52 (Call 12/15/51)	450	458,170
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)(a)	186	139,061
3.20%, 07/30/46 (Call 01/30/46)	275	220,703
3.70%, 06/01/43	140	114,303
3.90%, 05/04/47 (Call 11/04/46)	180	158,740
5.30%, 03/01/41	235	245,594
6.63%, 08/01/37(a)	320	386,876
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(b)	300	256,578
4.35%, 09/30/44 (Call 03/30/44)(b)	75	66,554
4.75%, 10/15/46 (Call 04/16/46)(b)	545	530,296
4.80%, 09/01/40(b)	200	191,442

		3,058,259

Insurance — 5.3%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	146	124,254
4.75%, 01/15/49 (Call 07/15/48)(a)	163	156,058
6.45%, 08/15/40	321	351,919
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(a)(b)	920	730,658
4.50%, 03/16/46 (Call 09/16/45)(b)	345	323,600
4.88%, 03/11/44(b)	282	279,605

Security	Par (000)	Value

Insurance (continued)
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	$150	$113,412
4.90%, 09/15/44 (Call 03/15/44)	84	81,137
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	192	163,633
4.20%, 12/15/46 (Call 06/15/46)	393	357,585
4.50%, 06/15/43	292	270,147
5.35%, 06/01/33(a)	163	172,956
5.55%, 05/09/35	332	357,151
5.95%, 04/01/36	250	278,380
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(d)	245	249,002
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	295	249,806
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)(a)	95	86,204
4.38%, 06/30/50 (Call 12/30/49)	540	484,946
4.50%, 07/16/44 (Call 01/16/44)	270	242,799
4.75%, 04/01/48 (Call 10/01/47)	604	571,807
4.80%, 07/10/45 (Call 01/10/45)	470	438,858
6.25%, 05/01/36(a)	415	462,387
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(a)(b)	282	221,264
Aon Corp., 6.25%, 09/30/40	310	339,432
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (Call 02/23/51)	369	255,581
3.90%, 02/28/52 (Call 08/28/51)	360	298,605
Aon Global Ltd.
4.25%, 12/12/42	185	155,735
4.60%, 06/14/44 (Call 03/14/44)	214	197,094
4.75%, 05/15/45 (Call 11/15/44)	274	254,730
Aon PLC, 4.45%, 05/24/43 (Call 02/24/43)	190	164,328
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	330	307,548
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	543	423,621
7.35%, 05/01/34	285	338,399
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	250	239,629
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	140	96,346
3.50%, 05/20/51 (Call 11/20/50)	497	378,601
Assurant Inc., 6.75%, 02/15/34	198	211,776
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51 (Call 03/15/51)	395	291,927
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	290	197,234
3.95%, 05/25/51 (Call 11/25/50)	236	179,435
AXA SA, 6.38%, (Call 12/14/36), (3 mo. LIBOR US + 2.256%)(b)(d)(e)	100	112,124
AXIS Specialty Finance PLC, 5.15%, 04/01/45	188	170,899
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	561	384,567
2.85%, 10/15/50 (Call 04/15/50)	1,051	766,590
3.85%, 03/15/52 (Call 09/15/51)	900	776,454
4.20%, 08/15/48 (Call 02/15/48)	1,241	1,154,117
4.25%, 01/15/49 (Call 07/15/48)	960	904,532
4.30%, 05/15/43	346	325,882
4.40%, 05/15/42	542	522,656
5.75%, 01/15/40	644	719,565
Berkshire Hathaway Inc., 4.50%, 02/11/43	591	572,223
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	110	75,736
4.70%, 06/22/47 (Call 12/22/46)	556	439,199

S C H E D U L E O F I N V E S T M E N T S	203

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)(a)	$250	$222,744
Chubb Corp. (The)
6.00%, 05/11/37	275	311,554
Series 1, 6.50%, 05/15/38	300	349,973
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	455	332,600
3.05%, 12/15/61 (Call 06/15/61)	640	453,807
4.15%, 03/13/43	290	261,094
4.35%, 11/03/45 (Call 05/03/45)(a)	860	808,406
6.70%, 05/15/36	75	88,414
Cincinnati Financial Corp., 6.13%, 11/01/34	430	473,074
Corebridge Financial Inc.
4.35%, 04/05/42 (Call 10/05/41)(b)	340	288,248
4.40%, 04/05/52 (Call 10/05/51)(b)	565	471,324
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(b)	397	276,978
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	725	677,661
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	640	446,194
3.50%, 10/15/50 (Call 04/15/50)	490	369,526
4.87%, 06/01/44	285	263,503
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3 mo. LIBOR US + 3.744%)(b)(d)	160	162,762
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3 mo. LIBOR US + 3.454%)(b)(d)	210	203,673
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3 mo. LIBOR US + 1.374%)(b)(d)	460	403,864
Fidelity National Financial Inc., 3.20%, 09/17/51 (Call 03/17/51)	205	128,582
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)(b)	401	366,220
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	338	289,500
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)(b)	189	137,558
4.85%, 01/24/77(b)	265	239,624
4.88%, 06/19/64(b)	276	260,205
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	240	164,524
3.60%, 08/19/49 (Call 02/19/49)	367	291,401
4.30%, 04/15/43	194	168,994
4.40%, 03/15/48 (Call 09/15/47)	324	294,243
5.95%, 10/15/36	285	306,644
6.10%, 10/01/41	290	309,792
6.63%, 03/30/40	205	226,031
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	200	145,211
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)(a)(b)	215	147,902
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	826	635,875
3.95%, 05/15/60 (Call 11/15/59)(a)(b)	229	162,978
4.85%, 08/01/44(b)	5	4,463
5.50%, 06/15/52 (Call 12/15/51)(b)	635	619,701
6.50%, 03/15/35(b)	225	241,900
6.50%, 05/01/42(a)(b)	125	130,133
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	205	244,445
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	241	206,150
4.38%, 06/15/50 (Call 12/15/49)(a)	171	144,788
6.30%, 10/09/37	216	234,533
7.00%, 06/15/40	308	346,927

Security	Par (000)	Value

Insurance (continued)
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	$205	$172,889
6.00%, 02/01/35	356	381,728
Manulife Financial Corp., 5.38%, 03/04/46	345	360,748
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(b)	350	266,193
Markel Corp.
3.45%, 05/07/52 (Call 11/07/51)	340	251,326
4.15%, 09/17/50 (Call 03/17/50)	265	220,181
4.30%, 11/01/47 (Call 05/01/47)	205	174,121
5.00%, 03/30/43	245	228,595
5.00%, 04/05/46	310	290,080
5.00%, 05/20/49 (Call 11/20/48)	348	328,098
Marsh & McLennan Companies Inc.
2.90%, 12/15/51 (Call 06/15/51)	150	107,449
4.20%, 03/01/48 (Call 09/01/47)	300	266,104
4.35%, 01/30/47 (Call 07/30/46)	336	306,479
4.75%, 03/15/39 (Call 09/15/38)	255	248,285
4.90%, 03/15/49 (Call 09/15/48)	641	638,431
5.88%, 08/01/33	375	405,985
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	340	234,001
3.38%, 04/15/50(b)	239	182,475
3.73%, 10/15/70(a)(b)	421	315,019
4.50%, 04/15/65(b)	175	150,281
4.90%, 04/01/77(b)	254	230,187
5.08%, 02/15/69 (Call 02/15/49), (3 mo. LIBOR US + 3.191%)(b)(d)	440	415,919
5.38%, 12/01/41(a)(b)	346	341,867
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	470	518,265
MetLife Inc.
4.05%, 03/01/45	483	425,889
4.13%, 08/13/42	323	290,111
4.60%, 05/13/46 (Call 11/13/45)	452	434,993
4.72%, 12/15/44	392	373,805
4.88%, 11/13/43	457	448,199
5.00%, 07/15/52 (Call 01/15/52)	760	768,993
5.70%, 06/15/35	534	579,786
5.88%, 02/06/41	500	545,052
6.38%, 06/15/34	512	583,416
6.40%, 12/15/66 (Call 12/15/31)	713	730,653
6.50%, 12/15/32	390	442,801
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	125	149,140
10.75%, 08/01/69 (Call 08/01/34)	291	395,835
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(b)	65	69,361
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3 mo. LIBOR US + 3.314%)(a)(b)(d)	105	94,768
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)(b)	554	439,801
5.30%, 11/18/44(b)	234	217,280
6.75%, 05/15/87	125	123,084
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	859	714,267
4.95%, 04/22/44(a)(b)	212	191,553
7.88%, 04/01/33(b)	150	175,088
9.38%, 08/15/39(b)	501	679,659
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	538	447,549
4.45%, 05/15/69 (Call 11/15/68)(b)	560	496,669
5.88%, 05/15/33(b)	705	768,746

204	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.75%, 11/15/39(b)	$700	$817,816
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	355	275,756
3.63%, 09/30/59 (Call 03/30/59)(a)(b)	735	561,146
3.85%, 09/30/47 (Call 03/30/47)(b)	695	582,123
6.06%, 03/30/40(b)	837	901,588
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)(b)	200	197,309
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	445	339,408
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	95	75,866
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(b)(d)	495	425,720
9.25%, 06/15/39(a)(b)	185	257,302
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)(b)	400	302,254
5.13%, 01/30/43(b)	120	115,297
6.60%, 09/15/33(a)(b)	450	516,157
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	330	238,931
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	175	155,089
4.35%, 05/15/43	193	171,965
4.63%, 09/15/42	162	149,745
6.05%, 10/15/36	421	460,939
Progressive Corp. (The)
3.70%, 01/26/45	255	213,409
3.70%, 03/15/52 (Call 09/15/51)	245	207,004
3.95%, 03/26/50 (Call 09/26/49)	193	170,490
4.13%, 04/15/47 (Call 10/15/46)	443	407,596
4.20%, 03/15/48 (Call 09/15/47)	341	313,370
4.35%, 04/25/44	193	176,747
6.25%, 12/01/32	192	218,604
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)(a)	220	175,957
3.70%, 03/13/51 (Call 09/13/50)	884	731,344
3.91%, 12/07/47 (Call 06/07/47)	426	372,023
3.94%, 12/07/49 (Call 06/07/49)	574	493,251
4.35%, 02/25/50 (Call 08/25/49)	539	497,261
4.42%, 03/27/48 (Call 09/27/47)	265	244,727
4.60%, 05/15/44(a)	338	322,969
5.70%, 12/14/36	456	490,710
5.75%, 07/15/33	227	243,900
6.63%, 12/01/37	340	392,952
6.63%, 06/21/40	159	181,311
Securian Financial Group Inc., 4.80%, 04/15/48(b)	210	178,515
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	152	141,675
Sompo International Holdings Ltd., 7.00%, 07/15/34	175	196,084
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	235	218,846
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)(b)	545	414,579
4.27%, 05/15/47 (Call 11/15/46)(b)	1,150	1,035,695
4.90%, 09/15/44(b)	1,007	974,861
6.85%, 12/16/39(b)	725	851,909
Transatlantic Holdings Inc., 8.00%, 11/30/39	389	491,855
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	269	186,914
3.05%, 06/08/51 (Call 12/08/50)	265	201,945
3.75%, 05/15/46 (Call 11/15/45)	322	277,963

Security	Par (000)	Value

Insurance (continued)
4.00%, 05/30/47 (Call 11/30/46)	$374	$333,303
4.05%, 03/07/48 (Call 09/07/47)	281	250,689
4.10%, 03/04/49 (Call 09/04/48)	316	283,650
4.30%, 08/25/45 (Call 02/25/45)	235	213,011
4.60%, 08/01/43	274	261,478
5.35%, 11/01/40	405	428,637
6.25%, 06/15/37	632	739,646
6.75%, 06/20/36	257	307,750
Travelers Property Casualty Corp., 6.38%, 03/15/33	335	390,439
Trinity Acquisition PLC, 6.13%, 08/15/43	134	135,996
Unum Group
4.13%, 06/15/51 (Call 12/15/50)	175	128,881
4.50%, 12/15/49 (Call 06/15/49)	295	228,800
5.75%, 08/15/42	330	305,332
Voya Financial Inc.
4.80%, 06/15/46	138	123,403
5.70%, 07/15/43	315	314,296
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	255	171,054
3.55%, 03/30/52 (Call 09/30/51)	173	132,418
4.00%, 05/12/50 (Call 11/12/49)	192	159,348
4.75%, 08/01/44(a)	235	217,727
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	270	207,002
5.15%, 01/15/49 (Call 07/15/48)(b)	285	279,147
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	271	209,899
5.05%, 09/15/48 (Call 03/15/48)	288	265,266
WR Berkley Corp., 6.25%, 02/15/37	150	164,569
XLIT Ltd.
5.25%, 12/15/43	230	242,393
5.50%, 03/31/45	316	321,186

		73,341,257

Internet — 1.7%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	633	429,933
3.15%, 02/09/51 (Call 08/09/50)	630	417,052
3.25%, 02/09/61 (Call 08/09/60)	540	347,445
4.00%, 12/06/37 (Call 06/06/37)(a)	532	445,390
4.20%, 12/06/47 (Call 06/06/47)	1,142	914,475
4.40%, 12/06/57 (Call 06/06/57)(a)	485	387,733
4.50%, 11/28/34 (Call 05/28/34)	407	371,166
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	519	365,986
2.05%, 08/15/50 (Call 02/15/50)	1,313	865,261
2.25%, 08/15/60 (Call 02/15/60)	1,079	687,825
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	1,436	999,070
2.70%, 06/03/60 (Call 12/03/59)	1,278	856,709
2.88%, 05/12/41 (Call 11/12/40)	1,132	903,113
3.10%, 05/12/51 (Call 11/12/50)	1,761	1,372,075
3.25%, 05/12/61 (Call 11/12/60)	912	692,580
3.88%, 08/22/37 (Call 02/22/37)(a)	1,208	1,133,535
3.95%, 04/13/52 (Call 10/13/51)	1,535	1,395,820
4.05%, 08/22/47 (Call 02/22/47)(a)	1,729	1,604,325
4.10%, 04/13/62 (Call 10/13/61)	815	733,518
4.25%, 08/22/57 (Call 02/22/57)(a)	1,180	1,107,305
4.80%, 12/05/34 (Call 06/05/34)	444	468,297
4.95%, 12/05/44 (Call 06/05/44)	876	915,455

S C H E D U L E O F I N V E S T M E N T S	205

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	$595	$448,898
4.00%, 07/15/42 (Call 01/15/42)	491	407,629
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)(a)	208	161,666
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(a)(b)	685	427,028
4.03%, 08/03/50 (Call 02/03/50)(b)	912	574,255
4.99%, 01/19/52 (Call 07/19/51)(b)	415	298,454
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(b)	1,177	784,864
3.29%, 06/03/60 (Call 12/03/59)(b)	418	265,251
3.68%, 04/22/41 (Call 10/22/40)(b)	442	343,226
3.84%, 04/22/51 (Call 10/22/50)(b)	870	645,458
3.93%, 01/19/38 (Call 07/19/37)(a)(b)	555	460,510
3.94%, 04/22/61 (Call 10/22/60)(b)	555	403,879
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	366	307,478

		22,942,664

Iron & Steel — 0.3%
ArcelorMittal SA
6.75%, 03/01/41	285	282,735
7.00%, 10/15/39(a)	385	388,384
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	408	272,663
3.85%, 04/01/52 (Call 09/01/51)	205	165,728
4.40%, 05/01/48 (Call 11/01/47)(a)	310	276,425
5.20%, 08/01/43 (Call 02/01/43)(a)	272	267,100
6.40%, 12/01/37	150	167,128
Reliance Steel & Aluminum Co., 6.85%, 11/15/36	255	286,852
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	192	130,913
Vale Overseas Ltd.
6.88%, 11/21/36(a)	895	929,010
6.88%, 11/10/39(a)	865	898,519
8.25%, 01/17/34(a)	285	338,437
Vale SA, 5.63%, 09/11/42	166	155,257

		4,559,151

Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	350	258,022
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)(a)	189	147,096

		405,118

Lodging — 0.1%
Marriott International Inc./MD
4.50%, 10/01/34 (Call 04/01/34)	200	182,562
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	357	305,425
Series II, 2.75%, 10/15/33 (Call 07/15/33)	232	181,753

		669,740

Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	350	323,317
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	453	372,549
3.25%, 04/09/50 (Call 10/09/49)	573	476,968
3.80%, 08/15/42	958	873,155
4.30%, 05/15/44 (Call 11/15/43)	231	222,622
4.75%, 05/15/64 (Call 11/15/63)(a)	265	271,207
5.20%, 05/27/41	592	636,543
5.30%, 09/15/35	177	190,915
6.05%, 08/15/36	459	527,680
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	145	114,810
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)(a)	413	322,056

Security	Par (000)	Value

Machinery (continued)
3.75%, 04/15/50 (Call 10/15/49)(a)	$330	$304,138
3.90%, 06/09/42 (Call 12/09/41)(a)	645	602,337
Dover Corp.
5.38%, 10/15/35	260	259,292
5.38%, 03/01/41 (Call 12/01/40)	280	274,649
6.60%, 03/15/38	25	27,400
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	392	299,726
3.36%, 02/15/50 (Call 08/15/49)	450	335,114
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	230	150,238
4.20%, 03/01/49 (Call 09/01/48)	414	383,962
6.25%, 12/01/37	25	28,166
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)(a)	260	233,042

		7,229,886

Manufacturing — 1.0%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	354	259,950
3.25%, 08/26/49 (Call 02/26/49)(a)	569	425,406
3.63%, 10/15/47 (Call 04/15/47)	326	260,818
3.70%, 04/15/50 (Call 10/15/49)(a)	278	225,730
3.88%, 06/15/44	150	127,841
4.00%, 09/14/48 (Call 03/14/48)(a)	689	580,957
5.70%, 03/15/37	140	148,641
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	220	189,329
4.00%, 11/02/32	192	183,510
4.15%, 03/15/33	50	48,209
4.15%, 11/02/42	840	753,469
4.70%, 08/23/52	105	102,250
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	3,874	3,663,002
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	720	628,993
4.50%, 03/11/44(a)	155	138,804
5.88%, 01/14/38	105	110,436
6.15%, 08/07/37(a)	400	420,516
6.88%, 01/10/39	125	143,148
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	404	358,258
4.88%, 09/15/41 (Call 03/15/41)	565	566,847
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	389	330,728
4.10%, 03/01/47 (Call 09/01/46)	285	249,397
4.20%, 11/21/34 (Call 05/21/34)	207	193,264
4.45%, 11/21/44 (Call 05/21/44)	242	218,236
6.25%, 05/15/38	315	337,777
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(b)	820	636,294
3.30%, 09/15/46(b)	469	379,947
4.20%, 03/16/47(a)(b)	815	770,669
4.40%, 05/27/45(b)	1,248	1,196,197
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	215	181,998
5.75%, 06/15/43	233	235,328
Trane Technologies Luxembourg Finance SA
4.50%, 03/21/49 (Call 09/21/48)	178	153,749
4.65%, 11/01/44 (Call 05/01/44)	173	151,442

		14,371,140

206	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 4.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	$932	$645,827
3.50%, 03/01/42 (Call 09/01/41)	830	573,323
3.70%, 04/01/51 (Call 10/01/50)	1,139	759,994
3.85%, 04/01/61 (Call 10/01/60)	1,085	693,954
3.90%, 06/01/52 (Call 12/01/51)	1,393	943,830
3.95%, 06/30/62 (Call 12/30/61)	815	537,424
4.40%, 04/01/33 (Call 01/01/33)(a)	185	163,542
4.40%, 12/01/61 (Call 06/01/61)	773	543,645
4.80%, 03/01/50 (Call 09/01/49)	1,632	1,280,991
5.13%, 07/01/49 (Call 01/01/49)	752	610,139
5.25%, 04/01/53 (Call 10/01/52)	895	748,749
5.38%, 04/01/38 (Call 10/01/37)	469	411,258
5.38%, 05/01/47 (Call 11/01/46)	1,355	1,154,850
5.50%, 04/01/63 (Call 10/01/62)	530	443,479
5.75%, 04/01/48 (Call 10/01/47)	1,346	1,197,665
6.38%, 10/23/35 (Call 04/23/35)	788	779,986
6.48%, 10/23/45 (Call 04/23/45)	1,985	1,894,754
6.83%, 10/23/55 (Call 04/23/55)(a)	335	334,814
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)(a)	776	502,877
2.65%, 08/15/62 (Call 02/15/62)	503	318,831
2.80%, 01/15/51 (Call 07/15/50)	1,126	778,704
2.89%, 11/01/51 (Call 05/01/51)	2,732	1,923,481
2.94%, 11/01/56 (Call 05/01/56)	3,153	2,136,206
2.99%, 11/01/63 (Call 05/01/63)	2,182	1,458,991
3.20%, 07/15/36 (Call 01/15/36)	500	421,131
3.25%, 11/01/39 (Call 05/01/39)	870	708,555
3.40%, 07/15/46 (Call 01/15/46)	852	663,880
3.45%, 02/01/50 (Call 08/01/49)	970	764,817
3.75%, 04/01/40 (Call 10/01/39)	1,034	897,361
3.90%, 03/01/38 (Call 09/01/37)	835	750,643
3.97%, 11/01/47 (Call 05/01/47)	1,229	1,055,539
4.00%, 08/15/47 (Call 02/15/47)	507	438,880
4.00%, 03/01/48 (Call 09/01/47)	617	529,173
4.00%, 11/01/49 (Call 05/01/49)	1,133	967,857
4.05%, 11/01/52 (Call 05/01/52)	543	466,326
4.20%, 08/15/34 (Call 02/15/34)	496	474,453
4.25%, 01/15/33	854	828,133
4.40%, 08/15/35 (Call 02/15/35)	442	426,445
4.60%, 10/15/38 (Call 04/15/38)	568	546,575
4.60%, 08/15/45 (Call 02/15/45)(a)	505	469,814
4.65%, 07/15/42	471	443,522
4.70%, 10/15/48 (Call 04/15/48)	1,130	1,076,507
4.75%, 03/01/44	355	340,791
4.95%, 10/15/58 (Call 04/15/58)(a)	272	266,499
5.65%, 06/15/35	505	540,471
6.40%, 03/01/40	50	57,673
6.45%, 03/15/37	335	386,453
6.50%, 11/15/35	477	538,171
6.55%, 07/01/39	50	59,027
6.95%, 08/15/37	275	331,251
7.05%, 03/15/33	497	587,880
Cox Communications Inc.
2.95%, 10/01/50 (Call 04/01/50)(b)	410	276,767
3.60%, 06/15/51 (Call 12/15/50)(b)	402	303,498
4.50%, 06/30/43 (Call 12/30/42)(b)	176	152,232
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	210	187,249
4.70%, 12/15/42(b)	221	198,707

Security	Par (000)	Value

Media (continued)
4.80%, 02/01/35 (Call 08/01/34)(b)	$369	$345,437
8.38%, 03/01/39(b)	215	277,659
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	729	482,965
4.65%, 05/15/50 (Call 11/15/49)	577	438,343
4.88%, 04/01/43	330	263,320
4.95%, 05/15/42	221	179,458
5.00%, 09/20/37 (Call 03/20/37)	350	305,350
5.20%, 09/20/47 (Call 03/20/47)	740	605,990
5.30%, 05/15/49 (Call 11/15/48)	488	404,523
6.35%, 06/01/40	449	427,106
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	748	735,312
5.58%, 01/25/49 (Call 07/25/48)	887	857,595
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	502	472,713
6.13%, 01/31/46 (Call 07/31/45)	280	306,442
6.63%, 01/15/40	826	887,882
Meta Platforms Inc.
4.45%, 08/15/52	1,525	1,388,094
4.65%, 08/15/62	535	482,650
NBCUniversal Media LLC
4.45%, 01/15/43	479	442,345
5.95%, 04/01/41	361	403,315
6.40%, 04/30/40	90	104,498
Paramount Global
4.38%, 03/15/43	808	609,718
4.60%, 01/15/45 (Call 07/15/44)	270	209,525
4.85%, 07/01/42 (Call 01/01/42)	247	200,906
4.90%, 08/15/44 (Call 02/15/44)	330	262,640
4.95%, 05/19/50 (Call 11/19/49)	583	475,950
5.25%, 04/01/44 (Call 10/01/43)(a)	105	88,233
5.50%, 05/15/33	371	356,532
5.85%, 09/01/43 (Call 03/01/43)	676	613,392
5.90%, 10/15/40 (Call 04/15/40)	205	189,194
6.88%, 04/30/36	673	691,888
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	255	283,884
Thomson Reuters Corp.
5.50%, 08/15/35	280	281,584
5.65%, 11/23/43 (Call 05/23/43)	245	247,331
5.85%, 04/15/40	310	320,066
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	568	429,322
5.50%, 09/01/41 (Call 03/01/41)	722	619,906
5.88%, 11/15/40 (Call 05/15/40)	600	537,514
6.55%, 05/01/37	914	897,779
6.75%, 06/15/39	859	835,195
7.30%, 07/01/38	875	898,884
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	630	725,435
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	370	281,360
3.70%, 12/01/42	417	355,441
4.13%, 06/01/44	652	598,116
4.38%, 08/16/41	295	278,488
Series E, 4.13%, 12/01/41	390	353,073
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	1,199	860,769
3.50%, 05/13/40 (Call 11/13/39)	1,170	996,904
3.60%, 01/13/51 (Call 07/13/50)	1,585	1,327,342
3.80%, 05/13/60 (Call 11/13/59)	598	502,912

S C H E D U L E O F I N V E S T M E N T S	207

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.63%, 03/23/40 (Call 09/23/39)	$395	$388,588
4.70%, 03/23/50 (Call 09/23/49)(a)	965	965,054
4.75%, 09/15/44 (Call 03/15/44)	469	463,342
4.75%, 11/15/46 (Call 05/15/46)	204	199,565
4.95%, 10/15/45 (Call 04/15/45)	322	319,537
5.40%, 10/01/43	395	422,690
6.15%, 03/01/37	190	213,474
6.15%, 02/15/41(a)	225	257,395
6.20%, 12/15/34(a)	321	363,554
6.40%, 12/15/35	209	240,553
6.55%, 03/15/33	176	202,406
6.65%, 11/15/37(a)	706	837,558
7.75%, 12/01/45	275	364,859

		67,372,449

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	116	100,541
4.20%, 06/15/35 (Call 12/15/34)	371	359,325
4.38%, 06/15/45 (Call 12/15/44)	241	222,185
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	350	320,620
5.25%, 10/01/54 (Call 04/01/54)(a)	178	168,938

		1,171,609

Mining — 1.7%
Anglo American Capital PLC
3.95%, 09/10/50 (Call 03/10/50)(a)(b)	379	284,875
4.75%, 03/16/52 (Call 09/16/51)(b)	410	345,761
Barrick Gold Corp.
5.25%, 04/01/42	377	367,598
6.45%, 10/15/35	220	240,417
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	395	421,142
Barrick North America Finance LLC
5.70%, 05/30/41	505	517,412
5.75%, 05/01/43	280	288,368
7.50%, 09/15/38(a)	245	288,723
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	468	490,420
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	736	677,579
5.00%, 09/30/43	1,173	1,187,851
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51 (Call 07/15/50)(b)	345	232,879
3.70%, 01/30/50 (Call 07/30/49)(b)	1,530	1,112,570
4.25%, 07/17/42(b)	430	347,189
4.38%, 02/05/49 (Call 08/05/48)(b)	738	607,000
4.50%, 08/01/47 (Call 02/01/47)(b)	762	641,779
4.88%, 11/04/44(b)	430	376,527
5.63%, 09/21/35(b)	100	98,741
5.63%, 10/18/43(a)(b)	545	521,799
6.15%, 10/24/36(a)(b)	313	319,439
Freeport Indonesia PT, 6.20%, 04/14/52 (Call 10/14/51)(b)	200	177,500
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)(a)	397	376,463
5.45%, 03/15/43 (Call 09/15/42)(a)	1,069	962,339
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(b)	435	336,038
Glencore Canada Corp., 6.20%, 06/15/35	275	271,888
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)(b)	175	161,162
6.00%, 11/15/41(a)(b)	298	285,685
6.90%, 11/15/37(b)	465	498,896

Security	Par (000)	Value

Mining (continued)
Glencore Funding LLC
3.38%, 09/23/51 (Call 03/23/51)(b)	$220	$147,218
3.88%, 04/27/51 (Call 10/27/50)(b)	160	118,181
Indonesia Asahan Aluminium Persero PT
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	330	281,747
6.76%, 11/15/48(a)(b)	244	230,772
Industrias Penoles SAB de CV
4.75%, 08/06/50 (Call 02/06/50)(b)	283	226,542
5.65%, 09/12/49 (Call 03/12/49)(a)(b)	210	190,367
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)	167	168,620
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(b)	530	415,388
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)(b)	243	191,283
5.75%, 11/15/41(b)	390	375,904
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)(a)	528	497,041
5.45%, 06/09/44 (Call 12/09/43)	180	177,793
5.88%, 04/01/35	444	460,525
6.25%, 10/01/39	599	643,931
Rio Tinto Alcan Inc.
5.75%, 06/01/35	406	440,886
6.13%, 12/15/33	566	639,153
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	610	440,299
5.20%, 11/02/40	683	713,147
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	444	407,139
4.75%, 03/22/42 (Call 09/22/41)	93	91,877
Southern Copper Corp.
5.25%, 11/08/42(a)	520	501,150
5.88%, 04/23/45(a)	705	735,067
6.75%, 04/16/40	684	772,920
7.50%, 07/27/35(a)	702	823,973
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	245	212,335
5.40%, 02/01/43 (Call 08/01/42)	185	164,145
6.00%, 08/15/40 (Call 02/15/40)	265	254,558
6.13%, 10/01/35	125	127,362
6.25%, 07/15/41 (Call 01/15/41)(a)	242	241,862

		23,129,225

Oil & Gas — 5.9%
BG Energy Capital PLC, 5.13%, 10/15/41(b)	665	664,456
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	796	558,338
2.94%, 06/04/51 (Call 12/04/50)(a)	1,182	847,071
3.00%, 02/24/50 (Call 08/24/49)	831	606,709
3.00%, 03/17/52 (Call 09/17/51)	714	518,585
3.06%, 06/17/41 (Call 12/17/40)	855	671,033
3.07%, 03/30/50 (Call 09/30/49)	410	371,713
3.38%, 02/08/61 (Call 08/08/60)	1,315	986,935
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)(a)	270	255,349
5.85%, 02/01/35	256	254,950
6.25%, 03/15/38	596	622,687
6.45%, 06/30/33	292	308,219
6.50%, 02/15/37	287	300,406
6.75%, 02/01/39	312	337,739
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	275	212,395

208	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.25%, 06/15/37 (Call 12/15/36)	$292	$280,218
5.40%, 06/15/47 (Call 12/15/46)(a)	446	432,187
6.75%, 11/15/39(a)	772	843,912
6.80%, 09/15/37	398	432,752
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	255	201,348
3.08%, 05/11/50 (Call 11/11/49)(a)	625	497,409
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	563	388,222
5.25%, 11/15/43 (Call 05/15/43)	300	316,395
6.00%, 03/01/41 (Call 09/01/40)	160	183,907
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	250	238,232
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49 (Call 03/30/49)	470	329,677
4.25%, 05/09/43	220	188,371
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	405	377,372
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	365	307,542
CNOOC Petroleum North America ULC
5.88%, 03/10/35	562	577,595
6.40%, 05/15/37	445	476,413
7.50%, 07/30/39	410	496,267
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	395	433,070
ConocoPhillips
5.90%, 10/15/32	430	477,211
6.50%, 02/01/39	450	528,544
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)(b)	155	135,911
3.80%, 03/15/52 (Call 09/15/51)	660	568,268
4.03%, 03/15/62 (Call 09/15/61)(b)	1,709	1,454,950
4.30%, 11/15/44 (Call 05/15/44)	523	481,047
5.95%, 03/15/46 (Call 09/15/45)	120	136,514
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	395	310,008
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	164	147,499
5.00%, 06/15/45 (Call 12/15/44)	281	258,816
5.60%, 07/15/41 (Call 01/15/41)(a)	1,181	1,167,160
Diamondback Energy Inc.
4.25%, 03/15/52 (Call 09/15/51)	230	189,732
4.40%, 03/24/51 (Call 09/24/50)(a)	502	426,822
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49	188	149,928
4.60%, 12/15/44	111	101,212
4.80%, 11/01/43	168	154,761
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(b)	331	244,785
Eni SpA, 5.70%, 10/01/40(b)	275	273,013
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	308	283,471
4.95%, 04/15/50 (Call 10/15/49)	318	329,709
5.10%, 01/15/36 (Call 07/15/35)	185	184,560
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	556	444,193
3.63%, 04/06/40 (Call 10/06/39)	333	292,424
3.70%, 04/06/50 (Call 10/06/49)(a)	709	615,471
3.95%, 05/15/43	474	427,997
4.25%, 11/23/41	370	350,204
4.80%, 11/08/43	436	437,678
5.10%, 08/17/40	428	444,880

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	$483	$395,472
3.10%, 08/16/49 (Call 02/16/49)	848	664,328
3.45%, 04/15/51 (Call 10/15/50)(a)	1,590	1,312,096
3.57%, 03/06/45 (Call 09/06/44)(a)	598	506,092
4.11%, 03/01/46 (Call 09/01/45)	1,184	1,089,765
4.23%, 03/19/40 (Call 09/19/39)	1,143	1,086,217
4.33%, 03/19/50 (Call 09/19/49)	1,629	1,550,108
Hess Corp.
5.60%, 02/15/41	833	803,677
5.80%, 04/01/47 (Call 10/01/46)(a)	163	161,761
6.00%, 01/15/40	450	458,221
7.13%, 03/15/33	355	393,362
KazMunayGas National Co. JSC
5.75%, 04/19/47(b)	200	164,336
6.38%, 10/24/48(b)	1,340	1,128,071
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	333	302,713
6.60%, 10/01/37	472	495,624
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	260	217,799
4.75%, 09/15/44 (Call 03/15/44)	326	286,776
5.00%, 09/15/54 (Call 03/15/54)	268	240,109
5.85%, 12/15/45 (Call 06/15/45)	109	102,841
6.50%, 03/01/41 (Call 09/01/40)	758	817,604
Motiva Enterprises LLC, 6.85%, 01/15/40(a)(b)	575	564,053
Ovintiv Inc.
6.50%, 08/15/34	485	500,402
6.50%, 02/01/38	210	215,150
6.63%, 08/15/37(a)	295	302,862
Pertamina Persero PT
4.15%, 02/25/60 (Call 08/25/59)(a)(b)	460	349,347
4.18%, 01/21/50 (Call 07/21/49)(a)(b)	555	448,600
4.70%, 07/30/49(b)	431	375,108
5.63%, 05/20/43(b)	805	776,441
6.00%, 05/03/42(a)(b)	669	669,528
6.45%, 05/30/44(b)	843	879,629
6.50%, 05/27/41(a)(b)	300	312,652
6.50%, 11/07/48(b)	414	429,790
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(b)	570	441,464
4.50%, 03/18/45(b)	982	974,981
4.55%, 04/21/50 (Call 10/21/49)(b)	1,664	1,625,197
4.80%, 04/21/60 (Call 10/21/59)(b)	725	735,996
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	550	409,196
4.65%, 11/15/34 (Call 05/15/34)	513	495,817
4.88%, 11/15/44 (Call 05/15/44)	935	894,699
5.88%, 05/01/42	769	823,020
Phillips 66 Co.
4.68%, 02/15/45 (Call 08/15/44)(b)	315	286,944
4.90%, 10/01/46 (Call 04/01/46)(b)	453	427,748
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)(b)	585	444,089
Qatar Energy
3.13%, 07/12/41 (Call 01/12/41)(b)	1,965	1,596,562
3.30%, 07/12/51 (Call 01/12/51)(b)	2,300	1,831,375
Reliance Industries Ltd.
3.63%, 01/12/52(b)	1,565	1,180,933
3.75%, 01/12/62(b)	320	239,253

S C H E D U L E O F I N V E S T M E N T S	209

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(b)	$1,278	$956,514
3.50%, 11/24/70 (Call 05/24/70)(b)	1,155	835,492
4.25%, 04/16/39(b)	1,593	1,497,229
4.38%, 04/16/49(b)	1,618	1,482,784
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	325	251,593
3.00%, 11/26/51 (Call 05/26/51)	550	413,044
3.13%, 11/07/49 (Call 05/07/49)	753	585,427
3.25%, 04/06/50 (Call 10/06/49)	1,210	959,428
3.63%, 08/21/42	338	288,219
3.75%, 09/12/46	689	590,501
4.00%, 05/10/46	1,148	1,022,645
4.13%, 05/11/35	768	729,165
4.38%, 05/11/45	1,596	1,490,686
4.55%, 08/12/43	707	676,754
5.50%, 03/25/40	711	764,673
6.38%, 12/15/38	1,458	1,695,808
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	325	291,000
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	620	605,579
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(b)	250	259,016
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(a)(b)	550	479,118
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(b)	400	337,557
4.25%, 04/12/47(b)	450	398,901
Sinopec Group Overseas Development 2018 Ltd.
3.35%, 05/13/50 (Call 11/13/49)(b)	290	214,754
3.68%, 08/08/49 (Call 02/08/49)(b)	273	219,533
4.60%, 09/12/48(b)	323	299,327
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	247	197,453
4.00%, 11/15/47 (Call 05/15/47)	319	266,331
5.35%, 07/15/33	285	282,266
5.95%, 12/01/34	385	398,330
5.95%, 05/15/35	456	466,020
6.50%, 06/15/38	688	749,373
6.80%, 05/15/38	415	457,416
6.85%, 06/01/39	465	517,343
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)(b)	321	205,536
3.75%, 06/18/50(b)	350	234,363
5.38%, 11/20/48(a)(b)	320	274,613
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	425	337,296
3.13%, 05/29/50 (Call 11/29/49)	1,369	1,055,450
3.39%, 06/29/60 (Call 12/29/59)	497	382,548
3.46%, 07/12/49 (Call 01/12/49)	491	402,709
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	296	225,604
4.00%, 06/01/52 (Call 12/01/51)(a)	810	653,425
4.90%, 03/15/45	156	143,294
6.63%, 06/15/37	894	970,008
XTO Energy Inc., 6.75%, 08/01/37	80	93,611

		81,599,786

Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	854	825,548
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	599	498,043

Security	Par (000)	Value

Oil & Gas Services (continued)
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	$427	$368,183
4.75%, 08/01/43 (Call 02/01/43)	449	398,401
4.85%, 11/15/35 (Call 05/15/35)	469	445,653
5.00%, 11/15/45 (Call 05/15/45)(a)	1,026	934,613
6.70%, 09/15/38	550	597,549
7.45%, 09/15/39	600	694,609
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	642	465,998

		5,228,597

Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	555	391,858
4.05%, 12/15/49 (Call 06/15/49)	170	143,036
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)(a)	305	304,604
WRKCo Inc., 3.00%, 06/15/33 (Call 03/15/33)(a)	410	342,724

		1,182,222

Pharmaceuticals — 6.1%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	2,075	1,829,082
4.25%, 11/21/49 (Call 05/21/49)	3,052	2,683,854
4.30%, 05/14/36 (Call 11/14/35)	455	423,523
4.40%, 11/06/42	1,435	1,298,192
4.45%, 05/14/46 (Call 11/14/45)	1,124	1,010,911
4.50%, 05/14/35 (Call 11/14/34)	1,333	1,267,810
4.55%, 03/15/35 (Call 09/15/34)	987	947,139
4.63%, 10/01/42 (Call 04/01/42)	226	207,476
4.70%, 05/14/45 (Call 11/14/44)	1,596	1,486,451
4.75%, 03/15/45 (Call 09/15/44)	474	442,496
4.85%, 06/15/44 (Call 12/15/43)	625	593,258
4.88%, 11/14/48 (Call 05/14/48)	1,022	990,917
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	261	226,671
4.30%, 12/15/47 (Call 06/15/47)	399	355,948
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)	170	110,824
3.00%, 05/28/51 (Call 11/28/50)	371	290,393
4.00%, 09/18/42	538	492,687
4.38%, 11/16/45	527	506,186
4.38%, 08/17/48 (Call 02/17/48)(a)	186	180,267
6.45%, 09/15/37	1,603	1,885,175
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(b)	305	232,126
4.20%, 07/15/34 (Call 01/15/34)(b)	198	177,125
4.40%, 07/15/44 (Call 01/15/44)(a)(b)	564	459,142
4.63%, 06/25/38 (Call 12/25/37)(b)	521	463,394
4.65%, 11/15/43 (Call 05/15/43)(a)(b)	125	102,899
4.70%, 07/15/64 (Call 01/15/64)(b)	410	334,928
4.88%, 06/25/48 (Call 12/25/47)(b)	1,120	1,014,440
5.50%, 07/30/35(b)	210	203,619
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)(a)	255	210,731
4.67%, 06/06/47 (Call 12/06/46)	887	845,154
4.69%, 12/15/44 (Call 06/15/44)	490	464,479
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	562	410,858
2.55%, 11/13/50 (Call 05/13/50)	930	640,205
3.25%, 08/01/42(a)	425	346,071
3.55%, 03/15/42 (Call 09/15/41)	885	758,664
3.70%, 03/15/52 (Call 09/15/51)	1,245	1,054,857
3.90%, 03/15/62 (Call 09/15/61)	645	541,287

210	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.13%, 06/15/39 (Call 12/15/38)	$963	$902,048
4.25%, 10/26/49 (Call 04/26/49)	1,986	1,839,424
4.35%, 11/15/47 (Call 05/15/47)	675	636,818
4.50%, 03/01/44 (Call 09/01/43)	55	52,392
4.55%, 02/20/48 (Call 08/20/47)	748	724,146
4.63%, 05/15/44 (Call 11/15/43)	359	350,693
5.00%, 08/15/45 (Call 02/15/45)	245	250,147
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	336	285,942
4.50%, 11/15/44 (Call 05/15/44)	193	163,075
4.60%, 03/15/43	103	89,959
4.90%, 09/15/45 (Call 03/15/45)	394	351,158
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)	372	292,315
3.40%, 03/15/50 (Call 09/15/49)	876	658,505
3.40%, 03/15/51 (Call 09/15/50)	1,005	764,952
3.88%, 10/15/47 (Call 04/15/47)	649	523,046
4.80%, 08/15/38 (Call 02/15/38)	1,288	1,241,474
4.80%, 07/15/46 (Call 01/16/46)	720	672,781
4.90%, 12/15/48 (Call 06/15/48)	1,374	1,304,405
5.38%, 02/15/42 (Call 08/15/41)	241	241,355
6.13%, 11/15/41	169	182,003
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	764	552,120
4.13%, 04/01/40 (Call 10/01/39)	495	432,425
4.25%, 04/01/50 (Call 10/01/49)	358	307,419
4.78%, 03/25/38 (Call 09/25/37)	2,753	2,616,883
4.88%, 07/20/35 (Call 01/20/35)	349	340,701
5.05%, 03/25/48 (Call 09/25/47)	4,256	4,097,730
5.13%, 07/20/45 (Call 01/20/45)	1,957	1,876,974
5.30%, 12/05/43 (Call 06/05/43)	463	459,604
6.13%, 09/15/39	483	517,340
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	1,152	796,617
2.50%, 09/15/60 (Call 03/15/60)	456	307,974
3.70%, 03/01/45 (Call 09/01/44)	316	283,022
3.95%, 05/15/47 (Call 11/15/46)	85	80,296
3.95%, 03/15/49 (Call 09/15/48)	95	91,313
4.15%, 03/15/59 (Call 09/15/58)(a)	409	387,919
5.55%, 03/15/37	105	119,350
5.95%, 11/15/37(a)	165	188,836
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	250	229,278
5.38%, 04/15/34(a)	646	691,407
6.38%, 05/15/38	1,253	1,467,933
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	524	381,072
2.25%, 09/01/50 (Call 03/01/50)	409	282,463
2.45%, 09/01/60 (Call 03/01/60)	662	440,941
3.40%, 01/15/38 (Call 07/15/37)	537	480,761
3.50%, 01/15/48 (Call 07/15/47)	343	299,860
3.55%, 03/01/36 (Call 09/01/35)	434	402,804
3.63%, 03/03/37 (Call 09/03/36)	767	711,729
3.70%, 03/01/46 (Call 09/01/45)	998	889,890
3.75%, 03/03/47 (Call 09/03/46)	510	459,510
4.38%, 12/05/33 (Call 06/05/33)	353	360,381
4.50%, 09/01/40	407	405,932
4.50%, 12/05/43 (Call 06/05/43)	199	196,979
4.85%, 05/15/41	221	228,983
4.95%, 05/15/33	486	526,750

Security	Par (000)	Value

Pharmaceuticals (continued)
5.85%, 07/15/38	$497	$574,293
5.95%, 08/15/37(a)	580	677,543
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)	160	158,285
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	176	171,256
5.90%, 11/01/39	355	387,411
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	479	352,060
2.45%, 06/24/50 (Call 12/24/49)	723	499,567
2.75%, 12/10/51 (Call 06/10/51)	1,065	770,263
2.90%, 12/10/61 (Call 06/10/61)	830	574,157
3.60%, 09/15/42 (Call 03/15/42)	323	279,244
3.70%, 02/10/45 (Call 08/10/44)	846	732,384
3.90%, 03/07/39 (Call 09/07/38)	667	615,249
4.00%, 03/07/49 (Call 09/07/48)	808	733,328
4.15%, 05/18/43	695	647,970
6.50%, 12/01/33	455	539,981
6.55%, 09/15/37	345	411,559
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	115	129,195
5.85%, 06/30/39	185	207,134
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	429	331,668
5.40%, 11/29/43 (Call 05/29/43)	300	245,957
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)(a)	531	403,482
3.70%, 09/21/42	417	371,991
4.00%, 11/20/45 (Call 05/20/45)	778	717,634
4.40%, 05/06/44	940	927,781
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	480	368,695
2.70%, 05/28/50 (Call 11/28/49)	778	580,015
3.90%, 03/15/39 (Call 09/15/38)	420	390,451
4.00%, 12/15/36	53	50,511
4.00%, 03/15/49 (Call 09/15/48)	679	637,726
4.10%, 09/15/38 (Call 03/15/38)	421	403,417
4.13%, 12/15/46	731	695,052
4.20%, 09/15/48 (Call 03/15/48)	544	525,525
4.30%, 06/15/43	349	334,722
4.40%, 05/15/44	540	523,934
5.60%, 09/15/40	343	378,133
7.20%, 03/15/39	1,451	1,860,624
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	796	616,719
3.18%, 07/09/50 (Call 01/09/50)	1,210	887,917
3.38%, 07/09/60 (Call 01/09/60)	619	446,123
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	579	459,828
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	935	649,557
4.00%, 06/22/50 (Call 12/22/49)	1,130	730,133
Wyeth LLC
5.95%, 04/01/37	1,228	1,393,163
6.00%, 02/15/36	378	425,856
6.50%, 02/01/34(a)	635	744,293
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	240	176,421
3.95%, 09/12/47 (Call 03/12/47)	261	225,535
4.45%, 08/20/48 (Call 02/20/48)	297	276,570
4.70%, 02/01/43 (Call 08/01/42)	630	602,850

		84,772,235

S C H E D U L E O F I N V E S T M E N T S	211

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 4.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	$1,316	$1,290,338
Boardwalk Pipelines LP, 3.60%, 09/01/32 (Call 06/01/32)	165	139,056
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)(b)	471	399,801
3.40%, 01/15/38 (Call 07/15/37)(b)	340	288,286
3.70%, 01/15/39 (Call 07/15/38)(b)	414	349,319
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)	217	169,200
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)(b)	80	69,076
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	335	287,305
6.38%, 08/01/37(b)	50	53,073
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	315	326,375
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)(a)	75	72,293
6.75%, 09/15/37(b)	75	79,592
EIG Pearl Holdings Sarl
3.55%, 08/31/36(b)	400	349,748
4.39%, 11/30/46(b)	605	487,781
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	498	493,754
7.38%, 10/15/45 (Call 04/15/45)	337	400,483
Series B, 7.50%, 04/15/38	320	369,324
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	427	345,341
3.40%, 08/01/51 (Call 02/01/51)(a)	495	369,267
4.00%, 11/15/49 (Call 05/15/49)(a)	277	229,484
4.50%, 06/10/44 (Call 12/10/43)	284	249,268
5.50%, 12/01/46 (Call 06/01/46)	280	286,848
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)(a)	157	142,977
4.95%, 01/15/43 (Call 07/15/42)	245	204,839
5.00%, 05/15/44 (Call 11/15/43)	319	271,715
5.00%, 05/15/50 (Call 11/15/49)	1,192	1,022,963
5.15%, 02/01/43 (Call 08/01/42)	325	279,411
5.15%, 03/15/45 (Call 09/15/44)	607	523,382
5.30%, 04/01/44 (Call 10/01/43)	341	299,007
5.30%, 04/15/47 (Call 10/15/46)(a)	535	468,813
5.35%, 05/15/45 (Call 11/15/44)	474	417,719
5.40%, 10/01/47 (Call 04/01/47)	829	738,549
5.95%, 10/01/43 (Call 04/01/43)	175	164,641
6.00%, 06/15/48 (Call 12/15/47)	519	493,266
6.05%, 06/01/41 (Call 12/01/40)(a)	405	393,417
6.10%, 02/15/42	245	234,689
6.13%, 12/15/45 (Call 06/15/45)(a)	431	415,139
6.25%, 04/15/49 (Call 10/15/48)	899	880,900
6.50%, 02/01/42 (Call 08/01/41)	671	677,719
6.63%, 10/15/36	271	273,987
6.85%, 02/15/40	150	147,311
7.50%, 07/01/38	246	266,151
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	295	276,247
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)	577	416,579
3.30%, 02/15/53 (Call 08/15/52)	547	405,744
3.70%, 01/31/51 (Call 07/31/50)	589	461,843
3.95%, 01/31/60 (Call 07/31/59)	616	480,070
4.20%, 01/31/50 (Call 07/31/49)	649	550,338
4.25%, 02/15/48 (Call 08/15/47)	705	601,510
4.45%, 02/15/43 (Call 08/15/42)	616	544,404

Security	Par (000)	Value

Pipelines (continued)
4.80%, 02/01/49 (Call 08/01/48)	$671	$617,068
4.85%, 08/15/42 (Call 02/15/42)	465	437,120
4.85%, 03/15/44 (Call 09/15/43)	755	696,974
4.90%, 05/15/46 (Call 11/15/45)	513	478,365
4.95%, 10/15/54 (Call 04/15/54)	251	228,793
5.10%, 02/15/45 (Call 08/15/44)	559	533,302
5.70%, 02/15/42(a)	361	367,306
5.95%, 02/01/41	420	437,940
6.13%, 10/15/39	335	355,512
6.45%, 09/01/40	240	262,305
7.55%, 04/15/38	237	278,936
Series D, 6.88%, 03/01/33	277	313,506
Series H, 6.65%, 10/15/34	216	240,635
Series J, 5.75%, 03/01/35	75	75,574
Flex Intermediate Holdco LLC, 4.32%, 12/30/39 (Call 06/30/39)(b)	187	146,319
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(b)	192	167,693
2.63%, 03/31/36(b)	957	805,076
2.94%, 09/30/40(b)	1,233	1,029,776
3.25%, 09/30/40(b)	640	524,204
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(a)(b)	190	184,434
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	266	228,598
5.00%, 08/15/42 (Call 02/15/42)(a)	325	288,764
5.00%, 03/01/43 (Call 09/01/42)	467	422,731
5.40%, 09/01/44 (Call 03/01/44)	315	291,492
5.50%, 03/01/44 (Call 09/01/43)	444	414,524
5.63%, 09/01/41	249	234,976
5.80%, 03/15/35	320	322,784
6.38%, 03/01/41	269	272,659
6.50%, 02/01/37(a)	265	280,355
6.50%, 09/01/39	363	374,102
6.55%, 09/15/40	259	268,302
6.95%, 01/15/38	620	671,544
7.30%, 08/15/33	233	258,232
7.50%, 11/15/40(a)	350	391,597
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	352	245,152
3.60%, 02/15/51 (Call 08/15/50)	584	434,412
5.05%, 02/15/46 (Call 08/15/45)	372	339,192
5.20%, 03/01/48 (Call 09/01/47)(a)	418	388,584
5.30%, 12/01/34 (Call 06/01/34)	274	268,163
5.45%, 08/01/52 (Call 02/01/52)	300	291,494
5.55%, 06/01/45 (Call 12/01/44)	888	863,727
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	535	420,360
4.20%, 12/01/42 (Call 06/01/42)	175	136,874
4.20%, 03/15/45 (Call 09/15/44)	170	131,079
4.20%, 10/03/47 (Call 04/03/47)	358	292,097
4.25%, 09/15/46 (Call 03/15/46)	205	168,959
4.85%, 02/01/49 (Call 08/01/48)	213	189,970
5.15%, 10/15/43 (Call 04/15/43)	359	330,668
6.40%, 05/01/37	125	129,997
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	1,037	916,645
4.70%, 04/15/48 (Call 10/15/47)	860	733,780
4.90%, 04/15/58 (Call 10/15/57)	458	383,505
4.95%, 03/14/52 (Call 09/14/51)	890	784,953

212	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.20%, 03/01/47 (Call 09/01/46)	$495	$450,975
5.20%, 12/01/47 (Call 06/01/47)	321	291,122
5.50%, 02/15/49 (Call 08/15/48)	696	662,654
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	348	375,010
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	331	245,834
4.10%, 09/15/42 (Call 03/15/42)(b)	135	110,398
4.30%, 01/15/49 (Call 07/15/48)(b)	492	411,982
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	201	160,857
4.50%, 03/15/50 (Call 09/15/49)	188	150,198
4.95%, 07/13/47 (Call 01/06/47)	389	334,866
5.20%, 07/15/48 (Call 01/15/48)	509	454,537
6.00%, 06/15/35	444	437,617
7.15%, 01/15/51 (Call 07/15/50)	189	200,854
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	348	335,401
6.20%, 09/15/43 (Call 03/15/43)	189	180,001
6.65%, 10/01/36	325	333,437
6.85%, 10/15/37	498	518,343
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	257	193,748
4.70%, 06/15/44 (Call 12/15/43)	401	317,052
4.90%, 02/15/45 (Call 08/15/44)	213	172,316
5.15%, 06/01/42 (Call 12/01/41)	343	288,389
6.65%, 01/15/37	369	369,937
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(b)	405	370,841
4.83%, 05/01/48 (Call 11/01/47)(b)	149	132,555
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(b)	267	237,846
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	416	362,872
5.95%, 09/25/43 (Call 03/25/43)	270	279,891
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	340	305,276
4.95%, 04/15/52 (Call 10/15/51)	250	215,568
6.25%, 07/01/52 (Call 01/01/52)	565	581,810
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	100	111,950
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(b)	199	163,015
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	444	423,243
4.75%, 05/15/38 (Call 11/15/37)	179	169,327
4.88%, 05/15/48 (Call 11/15/47)	569	541,775
5.00%, 10/16/43 (Call 04/16/43)	235	222,472
5.10%, 03/15/49 (Call 09/15/48)	418	414,017
5.60%, 03/31/34	365	369,034
5.85%, 03/15/36	515	534,170
6.10%, 06/01/40	355	378,683
6.20%, 10/15/37(a)	566	607,617
7.25%, 08/15/38	545	642,738
7.63%, 01/15/39	705	860,358
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)(a)	310	256,914
4.45%, 08/01/42 (Call 02/01/42)(a)	275	245,563
4.60%, 03/15/48 (Call 09/15/47)	465	421,601
5.40%, 08/15/41 (Call 02/15/41)	416	415,504
Williams Companies Inc. (The)
3.50%, 10/15/51 (Call 04/15/51)	305	227,626

Security	Par (000)	Value

Pipelines (continued)
4.85%, 03/01/48 (Call 09/01/47)	$451	$406,564
4.90%, 01/15/45 (Call 07/15/44)	256	229,995
5.10%, 09/15/45 (Call 03/15/45)	505	470,100
5.40%, 03/04/44 (Call 09/04/43)	220	210,158
5.75%, 06/24/44 (Call 12/24/43)	348	351,293
5.80%, 11/15/43 (Call 05/15/43)	237	238,344
6.30%, 04/15/40	710	756,848
Williams Cos. Inc., 5.30%, 08/15/52	160	154,058

		58,814,605

Private Equity — 0.2%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)(b)	260	247,726
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	225	215,308
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	359	336,847
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)(b)	550	518,981
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	343	263,834
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	411	310,667
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(a)(b)	290	209,019

		2,102,382

Real Estate — 0.0%
Brookfield Asset Management Inc., 7.38%, 03/01/33(a)	259	292,344

Real Estate Investment Trusts — 1.4%
Agree LP, 2.60%, 06/15/33 (Call 03/15/33)	196	153,127
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	474	356,752
2.95%, 03/15/34 (Call 12/15/33)(a)	475	400,577
3.00%, 05/18/51 (Call 11/18/50)	489	332,054
3.55%, 03/15/52 (Call 09/15/51)	555	420,540
4.00%, 02/01/50 (Call 08/01/49)	387	318,051
4.85%, 04/15/49 (Call 10/15/48)	182	168,317
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)	190	129,642
4.30%, 04/15/52 (Call 10/15/51)	265	213,592
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)	500	336,592
3.10%, 06/15/50 (Call 12/15/49)	536	373,646
3.70%, 10/15/49 (Call 04/15/49)	419	317,507
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	181	154,798
4.15%, 07/01/47 (Call 01/01/47)	195	173,972
4.35%, 04/15/48 (Call 10/18/47)	193	175,764
Boston Properties LP, 2.45%, 10/01/33 (Call 07/01/33)	485	367,186
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)(a)	160	123,734
Corporate Office Properties LP, 2.90%, 12/01/33 (Call 09/01/33)(a)	258	194,067
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	606	436,219
3.25%, 01/15/51 (Call 07/15/50)	450	319,500
4.75%, 05/15/47 (Call 11/15/46)	89	79,934
Crown Castle International Corp.
4.00%, 11/15/49 (Call 05/15/49)	278	221,304
4.15%, 07/01/50 (Call 01/01/50)	356	295,907
5.20%, 02/15/49 (Call 08/15/48)	299	283,117
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	195	145,960
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	275	184,803

S C H E D U L E O F I N V E S T M E N T S	213

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.00%, 07/15/50 (Call 01/15/50)(a)	$191	$129,865
3.40%, 02/15/52 (Call 08/15/51)	262	191,390
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	120	103,616
4.50%, 07/01/44 (Call 01/01/44)	434	405,454
4.50%, 06/01/45 (Call 12/01/44)	207	190,697
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	111	68,885
4.50%, 03/15/48 (Call 09/15/47)	190	168,154
Federal Realty OP LP
3.63%, 08/01/46 (Call 02/01/46)(a)	194	149,396
4.50%, 12/01/44 (Call 06/01/44)	247	215,448
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(b)	169	152,527
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	160	177,601
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34 (Call 10/15/33)	250	190,285
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	162	125,352
2.65%, 11/15/33 (Call 08/15/33)	345	262,051
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	199	152,604
4.13%, 12/01/46 (Call 06/01/46)	186	153,110
4.25%, 04/01/45 (Call 10/01/44)	265	219,643
4.45%, 09/01/47 (Call 03/01/47)	272	235,754
Mid-America Apartments LP, 2.88%, 09/15/51 (Call 03/15/51)	170	118,197
National Retail Properties Inc.
3.00%, 04/15/52 (Call 10/15/51)	120	80,582
3.10%, 04/15/50 (Call 10/15/49)	219	149,390
3.50%, 04/15/51 (Call 10/15/50)	348	259,378
4.80%, 10/15/48 (Call 04/15/48)	186	169,525
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)	433	328,825
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)(a)	314	199,113
3.00%, 04/15/50 (Call 10/15/49)(a)	272	206,985
4.38%, 09/15/48 (Call 03/15/48)	210	196,885
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)	225	171,173
2.85%, 12/15/32 (Call 09/15/32)	210	180,059
4.65%, 03/15/47 (Call 09/15/46)	317	302,775
5.88%, 03/15/35	160	171,435
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	272	234,383
4.65%, 03/15/49 (Call 09/15/48)	154	136,124
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	678	491,725
3.80%, 07/15/50 (Call 01/15/50)(a)	374	303,684
4.25%, 10/01/44 (Call 04/01/44)	181	154,595
4.25%, 11/30/46 (Call 05/30/46)	250	218,795
4.75%, 03/15/42 (Call 09/15/41)	255	235,454
6.75%, 02/01/40 (Call 11/01/39)	483	543,711
Trust Fibra Uno
6.39%, 01/15/50 (Call 07/15/49)(b)	430	349,375
6.95%, 01/30/44 (Call 07/30/43)(b)	445	382,789
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	285	213,020
2.10%, 06/15/33 (Call 03/15/33)	188	141,362
3.10%, 11/01/34 (Call 08/01/34)	260	212,708

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	$105	$89,021
4.88%, 04/15/49 (Call 10/15/48)	244	225,256
5.70%, 09/30/43 (Call 03/30/43)	204	204,480
VICI Properties LP, 5.63%, 05/15/52 (Call 11/15/51)	445	411,466
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(b)	280	219,511
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(a)(b)	277	212,681
Welltower Inc.
4.95%, 09/01/48 (Call 03/01/48)	164	154,278
5.13%, 03/15/43 (Call 09/15/42)	150	140,038
6.50%, 03/15/41 (Call 09/15/40)	325	357,419
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	10	8,762
4.00%, 03/09/52 (Call 09/09/51)(a)	405	330,724
6.88%, 12/15/33	262	294,451
WP Carey Inc., 2.25%, 04/01/33 (Call 01/01/33)(a)	224	170,332

		18,938,960

Retail — 2.7%
7-Eleven Inc.
2.50%, 02/10/41 (Call 08/10/40)(b)	438	298,303
2.80%, 02/10/51 (Call 08/02/50)(b)	579	378,411
Alimentation Couche-Tard Inc.
3.44%, 05/13/41 (Call 11/13/40)(b)	281	208,746
3.63%, 05/13/51 (Call 11/13/50)(b)	225	161,288
3.80%, 01/25/50 (Call 07/25/49)(b)	353	264,068
4.50%, 07/26/47 (Call 01/26/47)(b)	390	322,572
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	320	254,825
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	175	141,223
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	204	164,487
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	385	257,200
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)(a)	209	175,914
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	163	115,448
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)	722	474,131
2.75%, 09/15/51 (Call 03/15/51)	495	354,162
3.13%, 12/15/49 (Call 06/15/49)	724	555,443
3.30%, 04/15/40 (Call 10/15/39)	811	678,656
3.35%, 04/15/50 (Call 10/15/49)	740	589,711
3.50%, 09/15/56 (Call 03/15/56)	505	401,068
3.63%, 04/15/52 (Call 10/15/51)	875	734,461
3.90%, 06/15/47 (Call 12/15/46)	707	621,595
4.20%, 04/01/43 (Call 10/01/42)	619	567,762
4.25%, 04/01/46 (Call 10/01/45)	919	851,787
4.40%, 03/15/45 (Call 09/15/44)	547	516,808
4.50%, 12/06/48 (Call 06/06/48)	846	823,590
4.88%, 02/15/44 (Call 08/15/43)	490	491,745
5.40%, 09/15/40 (Call 03/15/40)	367	389,485
5.88%, 12/16/36	1,637	1,838,113
5.95%, 04/01/41 (Call 10/01/40)	537	601,695
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	155	106,985
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	665	473,543
3.00%, 10/15/50 (Call 04/15/50)	979	671,116
3.50%, 04/01/51 (Call 10/01/50)	391	295,473
3.70%, 04/15/46 (Call 10/15/45)	759	602,994
4.05%, 05/03/47 (Call 11/03/46)	842	702,188
4.25%, 04/01/52 (Call 10/01/51)(a)	580	493,979

214	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.38%, 09/15/45 (Call 03/15/45)	$364	$312,847
4.45%, 04/01/62 (Call 10/01/61)	625	527,817
4.55%, 04/05/49 (Call 10/05/48)	432	386,105
4.65%, 04/15/42 (Call 10/15/41)(a)	399	370,918
5.00%, 04/15/40 (Call 10/15/39)	315	304,878
5.00%, 09/15/43 (Call 03/15/43)(a)	30	27,880
5.13%, 04/15/50 (Call 10/15/49)(a)	345	334,808
5.50%, 10/15/35	320	326,363
5.80%, 10/15/36	100	102,917
McDonald’s Corp.
3.63%, 05/01/43	306	249,710
3.63%, 09/01/49 (Call 03/01/49)	798	646,124
3.70%, 02/15/42	333	278,542
4.20%, 04/01/50 (Call 10/01/49)	329	291,236
4.45%, 03/01/47 (Call 09/01/46)	585	542,835
4.45%, 09/01/48 (Call 03/01/48)	516	474,867
4.60%, 05/26/45 (Call 11/26/44)	313	294,211
4.70%, 12/09/35 (Call 06/09/35)	196	194,508
4.88%, 07/15/40	259	251,561
4.88%, 12/09/45 (Call 06/09/45)	1,001	980,159
5.70%, 02/01/39	351	375,225
6.30%, 10/15/37	493	557,950
6.30%, 03/01/38	452	512,934
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	296	221,792
3.50%, 11/15/50 (Call 05/15/50)	716	551,036
3.75%, 12/01/47 (Call 06/01/47)	300	243,462
4.30%, 06/15/45 (Call 12/15/44)	242	213,512
4.45%, 08/15/49 (Call 02/15/49)	523	467,723
4.50%, 11/15/48 (Call 05/15/48)	575	521,357
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)(a)	360	270,707
3.63%, 04/15/46(a)	412	349,963
3.90%, 11/15/47 (Call 05/15/47)	363	322,726
4.00%, 07/01/42	245	224,874
6.35%, 11/01/32	30	34,289
6.50%, 10/15/37	445	525,732
7.00%, 01/15/38	470	576,176
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	268	255,135
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49).	309	304,652
Walgreens Boots Alliance Inc., 4.10%, 04/15/50 (Call 10/15/49)	1,000	792,172
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	875	676,084
2.65%, 09/22/51 (Call 03/22/51)	1,765	1,323,417
2.95%, 09/24/49 (Call 03/24/49)	300	237,986
3.63%, 12/15/47 (Call 06/15/47)	60	53,500
3.95%, 06/28/38 (Call 12/28/37)	580	550,964
4.00%, 04/11/43 (Call 10/11/42)	200	185,796
4.05%, 06/29/48 (Call 12/29/47)(a)	635	608,948
4.30%, 04/22/44 (Call 10/22/43)(a)	245	234,103
4.88%, 07/08/40	160	166,766
5.00%, 10/25/40(a)	295	311,045
5.25%, 09/01/35	1,165	1,277,037
5.63%, 04/01/40	355	403,996
5.63%, 04/15/41(a)	15	17,040
6.20%, 04/15/38	80	96,810
6.50%, 08/15/37	185	229,536

		37,171,706

Security	Par (000)	Value

Semiconductors — 2.4%
Advanced Micro Devices Inc., 4.39%, 06/01/52 (Call 12/01/51)	$525	$496,408
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)(a)	395	307,952
2.95%, 10/01/51 (Call 04/01/51)	598	452,470
5.30%, 12/15/45 (Call 06/15/45)(a)	160	168,197
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	91	67,736
4.35%, 04/01/47 (Call 10/01/46)	357	345,840
5.10%, 10/01/35 (Call 04/01/35)	154	162,092
5.85%, 06/15/41	438	498,352
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(b)	1,177	905,046
3.14%, 11/15/35 (Call 08/15/35)(b)	1,998	1,513,856
3.19%, 11/15/36 (Call 08/15/36)(b)	1,715	1,274,564
3.42%, 04/15/33 (Call 01/15/33)(b)	1,445	1,191,868
3.47%, 04/15/34 (Call 01/15/34)(a)(b)	1,632	1,321,502
3.50%, 02/15/41 (Call 08/15/40)(a)(b)	1,609	1,207,002
3.75%, 02/15/51 (Call 08/15/50)(b)	918	672,979
4.30%, 11/15/32 (Call 08/15/32)(a)	775	697,729
4.93%, 05/15/37 (Call 02/15/37)(a)(b)	1,320	1,175,907
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	485	359,882
3.05%, 08/12/51 (Call 02/12/51)	680	488,216
3.10%, 02/15/60 (Call 08/15/59)	633	433,090
3.20%, 08/12/61 (Call 02/12/61)	145	101,758
3.25%, 11/15/49 (Call 05/15/49)	1,131	842,039
3.73%, 12/08/47 (Call 06/08/47)	1,075	875,522
4.00%, 12/15/32(a)	159	153,129
4.10%, 05/19/46 (Call 11/19/45)	745	659,198
4.10%, 05/11/47 (Call 11/11/46)	589	515,912
4.25%, 12/15/42	350	314,248
4.60%, 03/25/40 (Call 09/25/39)	369	352,968
4.75%, 03/25/50 (Call 09/25/49)(a)	1,278	1,217,311
4.80%, 10/01/41(a)	473	456,331
4.90%, 07/29/45 (Call 01/29/45)	466	456,386
4.90%, 08/05/52	850	829,470
4.95%, 03/25/60 (Call 09/25/59)(a)	643	618,260
5.05%, 08/05/62	350	337,653
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)(a)	414	323,546
4.95%, 07/15/52 (Call 01/15/52)	690	693,270
5.00%, 03/15/49 (Call 09/15/48)	286	287,462
5.25%, 07/15/62 (Call 01/15/62)	555	566,817
5.65%, 11/01/34 (Call 07/01/34)	154	163,250
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)(a)	423	312,505
3.13%, 06/15/60 (Call 12/15/59)	213	155,517
4.88%, 03/15/49 (Call 09/15/48)	354	362,020
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	405	287,304
3.48%, 11/01/51 (Call 05/01/51)	220	147,056
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	625	536,724
3.50%, 04/01/50 (Call 10/01/49)	1,051	870,335
3.70%, 04/01/60 (Call 10/01/59)	263	214,364
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)	355	253,890
3.25%, 05/11/41 (Call 11/11/40)	562	408,366
3.25%, 11/30/51 (Call 05/30/51)	460	312,665

S C H E D U L E O F I N V E S T M E N T S	215

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
5.00%, 01/15/33 (Call 10/15/32)(a)	$325	$312,644
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)	312	251,795
4.30%, 05/20/47 (Call 11/20/46)(a)	728	684,220
4.50%, 05/20/52 (Call 11/20/51)	680	658,309
4.65%, 05/20/35 (Call 11/20/34)	391	394,838
4.80%, 05/20/45 (Call 11/20/44)	949	951,459
Texas Instruments Inc.
2.70%, 09/15/51 (Call 03/15/51)(a)	295	220,106
3.88%, 03/15/39 (Call 09/15/38)	364	339,113
4.10%, 08/16/52	195	186,284
4.15%, 05/15/48 (Call 11/15/47)	851	810,694
TSMC Arizona Corp.
3.13%, 10/25/41 (Call 04/25/41)(a)	205	167,652
3.25%, 10/25/51 (Call 04/25/51)(a)	705	561,999
4.50%, 04/22/52 (Call 10/22/51)	625	610,484

		33,515,561

Software — 2.6%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	831	562,160
4.50%, 06/15/47 (Call 12/15/46)	114	108,173
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	238	173,058
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	178	128,978
4.50%, 08/15/46 (Call 02/15/46)	140	120,066
5.63%, 07/15/52 (Call 01/15/52)	435	430,755
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	142	127,614
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,068	927,037
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	3,572	2,599,809
2.68%, 06/01/60 (Call 12/01/59)	2,071	1,470,717
2.92%, 03/17/52 (Call 09/17/51)	3,508	2,759,523
3.04%, 03/17/62 (Call 09/17/61)	1,226	935,190
3.45%, 08/08/36 (Call 02/08/36)	875	823,386
3.50%, 02/12/35 (Call 08/12/34)	857	819,170
3.50%, 11/15/42	412	368,014
3.70%, 08/08/46 (Call 02/08/46)	1,109	1,021,140
3.75%, 02/12/45 (Call 08/12/44)(a)	357	325,270
3.95%, 08/08/56 (Call 02/08/56)(a)	121	113,587
4.00%, 02/12/55 (Call 08/12/54)	50	46,952
4.10%, 02/06/37 (Call 08/06/36)	486	487,911
4.20%, 11/03/35 (Call 05/03/35)	370	375,617
4.25%, 02/06/47 (Call 08/06/46)(a)	714	711,793
4.45%, 11/03/45 (Call 05/03/45)(a)	85	87,195
4.50%, 10/01/40(a)	525	537,582
4.50%, 02/06/57 (Call 08/06/56)	460	480,492
4.75%, 11/03/55 (Call 05/03/55)(a)	100	106,422
5.20%, 06/01/39	70	78,073
5.30%, 02/08/41	410	463,204
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	1,551	1,127,956
3.60%, 04/01/50 (Call 10/01/49)	2,487	1,693,467
3.65%, 03/25/41 (Call 09/25/40)	1,269	930,949
3.80%, 11/15/37 (Call 05/15/37)	949	736,890
3.85%, 07/15/36 (Call 01/15/36)	628	501,817
3.85%, 04/01/60 (Call 10/01/59)	1,943	1,288,302
3.90%, 05/15/35 (Call 11/15/34)	673	550,407
3.95%, 03/25/51 (Call 09/25/50)	1,810	1,300,043
4.00%, 07/15/46 (Call 01/15/46)	1,758	1,286,923
4.00%, 11/15/47 (Call 05/15/47)	1,308	949,169

Security	Par (000)	Value

Software (continued)
4.10%, 03/25/61 (Call 09/25/60)	$864	$602,698
4.13%, 05/15/45 (Call 11/15/44)	1,186	885,907
4.30%, 07/08/34 (Call 01/08/34)	983	856,478
4.38%, 05/15/55 (Call 11/15/54)	689	518,947
4.50%, 07/08/44 (Call 01/08/44)	503	400,539
5.38%, 07/15/40	1,215	1,093,364
6.13%, 07/08/39	712	701,001
6.50%, 04/15/38	771	781,604
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)	649	494,928
2.90%, 07/15/51 (Call 01/15/51)	1,324	977,234
3.05%, 07/15/61 (Call 01/15/61)	665	480,066

		35,347,577

Telecommunications — 6.0%
America Movil SAB de CV
4.38%, 07/16/42	257	230,106
4.38%, 04/22/49 (Call 10/22/48)(a)	404	372,690
6.13%, 11/15/37	176	189,064
6.13%, 03/30/40	1,001	1,095,345
6.38%, 03/01/35(a)	671	757,143
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	2,011	1,602,298
3.10%, 02/01/43 (Call 08/01/42)	150	110,745
3.30%, 02/01/52 (Call 08/01/51)	225	161,637
3.50%, 06/01/41 (Call 12/01/40)	1,447	1,140,565
3.50%, 09/15/53 (Call 03/15/53)	4,483	3,304,936
3.50%, 02/01/61 (Call 08/01/60)	180	128,464
3.55%, 09/15/55 (Call 03/15/55)	4,266	3,123,529
3.65%, 06/01/51 (Call 12/01/50)	1,750	1,339,077
3.65%, 09/15/59 (Call 03/15/59)	3,925	2,845,121
3.80%, 12/01/57 (Call 06/01/57)	3,371	2,551,743
3.85%, 06/01/60 (Call 12/01/59)(a)	868	658,414
4.30%, 12/15/42 (Call 06/15/42)	673	583,269
4.35%, 06/15/45 (Call 12/15/44)	710	612,182
4.50%, 05/15/35 (Call 11/15/34)	1,319	1,238,760
4.50%, 03/09/48 (Call 09/09/47)	1,060	929,491
4.55%, 03/09/49 (Call 09/09/48)	759	671,504
4.65%, 06/01/44 (Call 12/01/43)	310	278,070
4.75%, 05/15/46 (Call 11/15/45)	1,169	1,084,098
4.80%, 06/15/44 (Call 12/15/43)	195	177,291
4.85%, 03/01/39 (Call 09/01/38)	621	580,817
4.85%, 07/15/45 (Call 01/15/45)	133	122,607
4.90%, 08/15/37 (Call 02/14/37)	314	305,051
5.15%, 03/15/42(a)	269	261,447
5.15%, 11/15/46 (Call 05/15/46)	465	449,188
5.15%, 02/15/50 (Call 08/14/49)	427	411,905
5.25%, 03/01/37 (Call 09/01/36)(a)	456	456,019
5.35%, 09/01/40	338	331,093
5.45%, 03/01/47 (Call 09/01/46)	230	233,417
5.55%, 08/15/41	47	47,439
5.65%, 02/15/47 (Call 08/15/46)	330	345,153
5.70%, 03/01/57 (Call 09/01/56)	270	280,251
6.00%, 08/15/40 (Call 05/15/40)	305	322,280
6.38%, 03/01/41	185	203,244
6.55%, 02/15/39	310	346,479
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)(a)	311	225,733
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	470	372,180
4.30%, 07/29/49 (Call 01/29/49)	417	367,942

216	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.46%, 04/01/48 (Call 10/01/47)	$665	$610,188
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	324	255,720
British Telecommunications PLC, 4.25%, 11/08/49 (Call 05/08/49)(b)	296	231,878
Cisco Systems Inc.
5.50%, 01/15/40	1,114	1,214,146
5.90%, 02/15/39	1,171	1,327,542
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	196	153,640
4.38%, 11/15/57 (Call 05/15/57)	333	277,796
4.70%, 03/15/37	210	196,814
4.75%, 03/15/42(a)	271	249,860
5.35%, 11/15/48 (Call 05/15/48)(a)	312	308,595
5.45%, 11/15/79 (Call 05/19/79)	614	568,731
5.75%, 08/15/40(a)	290	299,697
5.85%, 11/15/68 (Call 05/15/68)	229	220,288
7.25%, 08/15/36 (Call 08/15/26)	285	311,681
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(b)	756	590,920
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(b)	264	248,964
4.88%, 03/06/42(b)	602	563,655
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32 (Call 06/14/32)(b)	200	167,000
Juniper Networks Inc., 5.95%, 03/15/41	291	279,498
Motorola Solutions Inc., 5.50%, 09/01/44	132	123,815
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	368	369,589
Orange SA
5.38%, 01/13/42	705	727,825
5.50%, 02/06/44 (Call 08/06/43)(a)	479	501,642
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	566	428,854
4.30%, 02/15/48 (Call 08/15/47)	496	411,272
4.35%, 05/01/49 (Call 11/01/48)	691	577,575
4.50%, 03/15/42 (Call 09/15/41)(b)	380	335,707
4.50%, 03/15/43 (Call 09/15/42)	324	279,199
4.55%, 03/15/52 (Call 09/15/51)(b)	1,050	921,669
5.00%, 03/15/44 (Call 09/15/43)	518	472,443
5.45%, 10/01/43 (Call 04/01/43)(a)	396	381,427
7.50%, 08/15/38	265	314,436
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)(b)	179	152,288
SES SA, 5.30%, 04/04/43(b)	195	161,681
Telefonica Emisiones SA
4.67%, 03/06/38	324	280,773
4.90%, 03/06/48	585	484,395
5.21%, 03/08/47	1,184	1,024,251
5.52%, 03/01/49 (Call 09/01/48)	675	606,020
7.05%, 06/20/36(a)	1,618	1,768,721
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)	245	216,619
4.60%, 11/16/48 (Call 05/16/48)	553	514,719
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)(a)	1,456	1,065,637
3.30%, 02/15/51 (Call 08/15/50)	1,790	1,281,849
3.40%, 10/15/52 (Call 04/15/52)	1,455	1,050,760
3.60%, 11/15/60 (Call 05/15/60)	830	597,363
4.38%, 04/15/40 (Call 10/15/39)	1,167	1,029,362
4.50%, 04/15/50 (Call 10/15/49)	1,722	1,502,634
Verizon Communications Inc.
2.65%, 11/20/40 (Call 05/20/40)	1,591	1,148,383
2.85%, 09/03/41 (Call 03/03/41)	680	504,180

Security	Par (000)	Value

Telecommunications (continued)
2.88%, 11/20/50 (Call 05/20/50)	$1,659	$1,142,436
2.99%, 10/30/56 (Call 04/30/56)	2,084	1,400,859
3.00%, 11/20/60 (Call 05/20/60)	1,123	748,729
3.40%, 03/22/41 (Call 09/22/40)	1,889	1,521,746
3.55%, 03/22/51 (Call 09/22/50)	2,481	1,949,796
3.70%, 03/22/61 (Call 09/22/60)(a)	1,798	1,386,146
3.85%, 11/01/42 (Call 05/01/42)(a)	487	413,295
3.88%, 03/01/52 (Call 09/01/51)(a)	680	564,489
4.00%, 03/22/50 (Call 09/22/49)(a)	792	673,923
4.13%, 08/15/46	665	576,657
4.27%, 01/15/36	977	900,570
4.40%, 11/01/34 (Call 05/01/34)	1,057	999,787
4.50%, 08/10/33	1,172	1,128,689
4.52%, 09/15/48	622	580,280
4.67%, 03/15/55(a)	492	457,082
4.75%, 11/01/41	390	369,073
4.81%, 03/15/39	725	704,122
4.86%, 08/21/46	1,453	1,412,794
5.01%, 04/15/49	180	178,685
5.01%, 08/21/54	120	120,341
5.25%, 03/16/37	682	693,277
5.50%, 03/16/47(a)	345	360,136
5.85%, 09/15/35	445	476,227
6.40%, 09/15/33	60	66,486
6.55%, 09/15/43	112	132,078
Vodafone Group PLC
4.25%, 09/17/50	875	715,435
4.38%, 02/19/43(a)	800	688,086
4.88%, 06/19/49	986	877,345
5.00%, 05/30/38(a)	532	504,425
5.13%, 06/19/59	257	237,635
5.25%, 05/30/48	1,663	1,535,033
6.15%, 02/27/37	956	1,001,905
6.25%, 11/30/32	425	457,219
Xiaomi Best Time International Ltd., 4.10%, 07/14/51 (Call 01/14/51)(b)	200	126,478

		83,260,752

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	137	121,997
6.35%, 03/15/40	377	391,125

		513,122

Transportation — 3.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	260	191,770
3.05%, 02/15/51 (Call 08/15/50)	397	306,284
3.30%, 09/15/51 (Call 03/15/51)	556	446,626
3.55%, 02/15/50 (Call 08/15/49)	485	405,106
3.90%, 08/01/46 (Call 02/01/46)	422	372,399
4.05%, 06/15/48 (Call 12/15/47)	453	411,867
4.13%, 06/15/47 (Call 12/15/46)	450	414,004
4.15%, 04/01/45 (Call 10/01/44)	448	409,359
4.15%, 12/15/48 (Call 06/15/48)	427	393,697
4.38%, 09/01/42 (Call 03/01/42)	345	325,695
4.40%, 03/15/42 (Call 09/15/41)	338	320,490
4.45%, 03/15/43 (Call 09/15/42)	458	437,418
4.45%, 01/15/53 (Call 07/15/52)	300	289,719
4.55%, 09/01/44 (Call 03/01/44)	463	446,938
4.70%, 09/01/45 (Call 03/01/45)	390	380,810
4.90%, 04/01/44 (Call 10/01/43)	560	560,119

S C H E D U L E O F I N V E S T M E N T S	217

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.95%, 09/15/41 (Call 03/15/41)	$188	$190,099
5.05%, 03/01/41 (Call 09/01/40)	333	340,358
5.15%, 09/01/43 (Call 03/01/43)	421	436,635
5.40%, 06/01/41 (Call 12/01/40)	417	442,877
5.75%, 05/01/40 (Call 11/01/39)	439	482,822
6.15%, 05/01/37	465	534,642
6.20%, 08/15/36	220	251,846
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	255	172,977
3.20%, 08/02/46 (Call 02/02/46)(a)	282	223,328
3.50%, 11/15/42 (Call 05/15/42)	185	150,051
3.65%, 02/03/48 (Call 08/03/47)	258	219,156
4.40%, 08/05/52	290	277,503
4.45%, 01/20/49 (Call 07/20/48)	361	346,224
4.50%, 11/07/43 (Call 05/07/43)	100	91,067
6.20%, 06/01/36	325	371,131
6.25%, 08/01/34	375	425,472
6.38%, 11/15/37	226	257,972
6.71%, 07/15/36(a)	167	193,228
Canadian Pacific Railway Co.
3.00%, 12/02/41 (Call 06/02/41)	446	351,287
3.10%, 12/02/51 (Call 06/02/51)	945	697,778
4.80%, 09/15/35 (Call 03/15/35)	191	188,653
4.80%, 08/01/45 (Call 02/01/45)(a)	201	196,044
5.75%, 03/15/33	210	231,333
5.75%, 01/15/42	395	413,817
5.95%, 05/15/37	526	575,721
6.13%, 09/15/2115 (Call 03/15/2115)	359	383,901
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	288	190,407
3.35%, 09/15/49 (Call 03/15/49)	405	317,317
3.80%, 11/01/46 (Call 05/01/46)	448	381,704
3.80%, 04/15/50 (Call 10/15/49)	272	230,096
3.95%, 05/01/50 (Call 11/01/49)	357	308,394
4.10%, 03/15/44 (Call 09/15/43)	497	438,597
4.25%, 11/01/66 (Call 05/01/66)	308	262,960
4.30%, 03/01/48 (Call 09/01/47)	437	396,495
4.40%, 03/01/43 (Call 09/01/42)(a)	77	70,661
4.50%, 03/15/49 (Call 09/15/48)	233	218,137
4.50%, 11/15/52 (Call 05/15/52)	500	465,647
4.50%, 08/01/54 (Call 02/01/54)	156	143,680
4.65%, 03/01/68 (Call 09/01/67)	520	478,303
4.75%, 05/30/42 (Call 11/30/41)	376	361,695
4.75%, 11/15/48 (Call 05/15/48)(a)	349	339,930
5.50%, 04/15/41 (Call 10/15/40)	297	311,161
6.00%, 10/01/36	279	305,773
6.15%, 05/01/37	411	459,376
6.22%, 04/30/40	404	456,214
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(b)	295	179,758
3.83%, 09/14/61 (Call 03/14/61)(b)	320	227,501
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61 (Call 03/13/61)(b)	315	211,842
4.70%, 05/07/50 (Call 11/07/49)(b)	558	472,626
5.00%, 01/25/47 (Call 07/25/46)(b)	282	240,380
FedEx Corp.
3.25%, 05/15/41 (Call 11/15/40)	437	340,825
3.88%, 08/01/42	337	279,979
3.90%, 02/01/35	294	264,150
4.05%, 02/15/48 (Call 08/15/47)	574	484,729

Security	Par (000)	Value

Transportation (continued)
4.10%, 04/15/43	$342	$291,161
4.10%, 02/01/45	451	380,557
4.40%, 01/15/47 (Call 07/15/46)	395	349,276
4.50%, 02/01/65(a)	199	168,402
4.55%, 04/01/46 (Call 10/01/45)	708	634,286
4.75%, 11/15/45 (Call 05/15/45)	697	644,546
4.95%, 10/17/48 (Call 04/17/48)	471	448,559
5.10%, 01/15/44	405	389,829
5.25%, 05/15/50 (Call 11/15/49)(a)	662	654,882
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)(a)	450	353,517
4.20%, 11/15/69 (Call 05/15/69)	171	139,633
4.30%, 05/15/43 (Call 11/15/42)	251	220,605
4.70%, 05/01/48 (Call 11/01/47)	252	237,704
4.95%, 08/15/45 (Call 02/15/45)	312	300,004
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	441	313,372
3.05%, 05/15/50 (Call 11/15/49)	468	344,527
3.16%, 05/15/55 (Call 11/15/54)	440	318,857
3.40%, 11/01/49 (Call 05/01/49)	282	221,581
3.70%, 03/15/53 (Call 09/15/52)	235	192,392
3.94%, 11/01/47 (Call 05/01/47)	416	359,855
3.95%, 10/01/42 (Call 04/01/42)	385	332,998
4.05%, 08/15/52 (Call 02/15/52)	444	386,108
4.10%, 05/15/49 (Call 11/15/48)	249	218,518
4.10%, 05/15/2121 (Call 11/15/2120)	275	206,251
4.15%, 02/28/48 (Call 08/28/47)	455	406,075
4.45%, 06/15/45 (Call 12/15/44)	325	299,700
4.55%, 06/01/53 (Call 12/01/52)	770	725,802
4.65%, 01/15/46 (Call 07/15/45)	326	311,506
4.80%, 08/15/43 (Call 02/15/43)	25	23,063
4.84%, 10/01/41	370	361,775
5.10%, 08/01/2118 (Call 02/01/2118)(a)	5	4,481
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(b)	315	303,506
Polar Tankers Inc., 5.95%, 05/10/37(b)	320	334,958
TTX Co.
3.90%, 02/01/45 (Call 08/01/44)(b)	240	200,524
4.20%, 07/01/46 (Call 01/01/46)(b)	280	252,188
4.60%, 02/01/49 (Call 08/01/48)(b)	260	246,240
Union Pacific Corp.
2.89%, 04/06/36 (Call 01/06/36)	230	191,409
2.95%, 03/10/52 (Call 09/10/51)	255	187,084
2.97%, 09/16/62 (Call 03/16/62)	595	409,623
3.20%, 05/20/41 (Call 11/20/40)(a)	580	477,614
3.25%, 02/05/50 (Call 08/05/49)	992	780,894
3.35%, 08/15/46 (Call 02/15/46)	234	188,510
3.38%, 02/01/35 (Call 08/01/34)	266	235,978
3.38%, 02/14/42 (Call 08/14/41)(a)	365	306,791
3.50%, 02/14/53 (Call 08/14/52)	730	593,243
3.55%, 08/15/39 (Call 02/15/39)	342	296,080
3.55%, 05/20/61 (Call 11/20/60)	380	300,071
3.60%, 09/15/37 (Call 03/15/37)	307	273,147
3.75%, 02/05/70 (Call 08/05/69)	435	347,696
3.80%, 10/01/51 (Call 04/01/51)	593	511,770
3.80%, 04/06/71 (Call 10/06/70)(a)	571	458,551
3.84%, 03/20/60 (Call 09/20/59)	998	837,638
3.85%, 02/14/72 (Call 08/14/71)(a)	280	227,868
3.88%, 02/01/55 (Call 08/01/54)	230	196,790
3.95%, 08/15/59 (Call 02/15/59)	235	200,178
4.00%, 04/15/47 (Call 10/15/46)(a)	305	270,767

218	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.05%, 11/15/45 (Call 05/15/45)	$266	$233,599
4.05%, 03/01/46 (Call 09/01/45)(a)	345	310,570
4.10%, 09/15/67 (Call 03/15/67)	154	131,701
4.30%, 03/01/49 (Call 09/01/48)	388	360,104
4.50%, 09/10/48 (Call 03/10/48)	225	212,300
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	285	238,693
3.40%, 09/01/49 (Call 03/01/49)	337	284,271
3.63%, 10/01/42	220	193,641
3.75%, 11/15/47 (Call 05/15/47)	609	540,727
4.25%, 03/15/49 (Call 09/15/48)(a)	453	434,896
4.88%, 11/15/40 (Call 05/15/40)	495	507,477
5.20%, 04/01/40 (Call 10/01/39)	136	143,910
5.30%, 04/01/50 (Call 10/01/49)(a)	587	653,810
6.20%, 01/15/38	1,011	1,188,535

		47,699,734

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	294	190,762
4.50%, 03/30/45 (Call 09/30/44)	140	115,694
5.20%, 03/15/44 (Call 09/15/43)	174	159,323

		465,779

Water — 0.2%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)	250	195,584
3.45%, 05/01/50 (Call 11/01/49)	315	246,489
3.75%, 09/01/47 (Call 03/01/47)	424	356,222
4.00%, 12/01/46 (Call 06/01/46)	195	166,763
4.15%, 06/01/49 (Call 12/01/48)	350	310,927
4.20%, 09/01/48 (Call 03/01/48)	399	357,097
4.30%, 12/01/42 (Call 06/01/42)	261	237,784
4.30%, 09/01/45 (Call 03/01/45)	116	102,774
6.59%, 10/15/37	457	522,783
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	371	274,833
4.28%, 05/01/49 (Call 11/01/48)	310	267,294
5.30%, 05/01/52 (Call 11/01/51)	260	260,314
Veolia Environnement SA, 6.75%, 06/01/38	53	62,923

		3,361,787

Total Corporate Bonds & Notes — 98.0% (Cost: $1,749,039,450)		1,352,917,271

Security	Par/ Shares (000)	Value

Foreign Government Obligations(f)

South Korea — 0.0%
Korea Electric Power Corp., 5.13%, 04/23/34(a)(b)	$275	$291,243

Total Foreign Government Obligations — 0.0% (Cost: $297,691)		291,243

Total Long-Term Investments — 98.0% (Cost: $1,749,337,141)		1,353,208,514

Short-Term Securities

Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.42%(g)(h)(i)	89,071	89,098,076
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(g)(h)	3,460	3,460,000

Total Short-Term Securities — 6.7% (Cost: $92,501,215)		92,558,076

Total Investments in Securities — 104.7% (Cost: $1,841,838,356)		1,445,766,590

Liabilities in Excess of Other Assets — (4.7)%		(65,186,017)

Net Assets — 100.0%		$1,380,580,573

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$150,923,935	$—		$(61,822,837	)(a)	$(30,378)	$27,356	$89,098,076	89,071	$160,871	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,507,000	1,953,000	(a)	—		—	—	3,460,000	3,460	15,829		—

						$(30,378)	$27,356	$92,558,076		$176,700		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	219

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,352,917,271	$—	$1,352,917,271
Foreign Government Obligations	—	291,243	—	291,243
Money Market Funds	92,558,076	—	—	92,558,076

	$92,558,076	$1,353,208,514	$—	$1,445,766,590

See notes to financial statements.

220	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

August 31, 2022

	iShares BBB Rated Corporate Bond ETF	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$54,297,056	$6,766,885,765	$20,946,657,973	$9,300,947,860
Investments, at value — affiliated(c)	3,652,954	674,483,670	1,557,389,006	1,147,058,836
Cash	8,588	195,177	19,013	—
Foreign currency, at value(d)	—	77	51	—
Receivables:
Investments sold	—	19,567,940	159,914,913	28,856,126
Securities lending income — affiliated	497	167,354	364,553	236,332
Capital shares sold	—	612,190	1,420,915	164,834
Dividends — affiliated	1,527	103,229	83,789	86,013
Interest — unaffiliated	632,601	74,850,865	178,244,511	98,001,431

Total assets	58,593,223	7,536,866,267	22,844,094,724	10,575,351,432

LIABILITIES
Bank overdraft	—	—	—	31,363
Collateral on securities loaned, at value	2,714,618	624,235,958	1,528,585,171	1,051,050,723
Payables:
Investments purchased	209,015	612,190	108,935,886	77,414,718
Capital shares redeemed	—	—	4,164,786	—
Investment advisory fees	7,243	239,009	1,022,085	460,388

Total liabilities	2,930,876	625,087,157	1,642,707,928	1,128,957,192

NET ASSETS	$55,662,347	$6,911,779,110	$21,201,386,796	$9,446,394,240

NET ASSETS CONSIST OF
Paid-in capital	$65,745,487	$8,000,034,418	$22,747,891,956	$11,155,086,540
Accumulated loss	(10,083,140)	(1,088,255,308)	(1,546,505,160)	(1,708,692,300)

NET ASSETS	$55,662,347	$6,911,779,110	$21,201,386,796	$9,446,394,240

NET ASSET VALUE
Shares outstanding	650,000	136,100,000	420,350,000	185,400,000

Net asset value	$85.63	$50.78	$50.44	$50.95

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$63,737,821	$7,796,011,212	$22,350,577,704	$10,768,524,966
(b) Securities loaned, at value	$2,609,680	$598,763,246	$1,479,844,925	$1,012,214,069
(c) Investments, at cost — affiliated	$3,651,568	$674,264,992	$1,556,788,559	$1,146,656,757
(d) Foreign currency, at cost	$—	$78	$53	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	221

Statements of Assets and Liabilities  (unaudited) (continued)

August 31, 2022

iShares 10+ Year Investment Grade Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,353,208,514
Investments, at value — affiliated(c)	92,558,076
Cash	8,055
Receivables:
Investments sold	6,632,176
Securities lending income — affiliated	24,621
Capital shares sold	1,063,721
Dividends — affiliated	6,099
Interest — unaffiliated	19,103,643

Total assets	1,472,604,905

LIABILITIES
Collateral on securities loaned, at value	89,092,146
Payables:
Investments purchased	2,736,541
Capital shares redeemed	127,815
Investment advisory fees	67,830

Total liabilities	92,024,332

NET ASSETS	$1,380,580,573

NET ASSETS CONSIST OF
Paid-in capital	$1,882,742,739
Accumulated loss	(502,162,166)

NET ASSETS	$1,380,580,573

NET ASSET VALUE
Shares outstanding	26,100,000

Net asset value	$52.90

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$1,749,337,141
(b) Securities loaned, at value	$84,285,288
(c) Investments, at cost — affiliated	$92,501,215

See notes to financial statements.

222	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended August 31, 2022

	iShares BBB Rated Corporate Bond ETF	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — affiliated.	$6,306	$321,548	$249,732	$228,915
Interest — unaffiliated	834,352	96,692,077	194,233,210	140,444,525
Securities lending income — affiliated — net	3,003	803,502	1,723,685	1,286,416
Other income — unaffiliated	—	10,068	34,628	24,191

Total investment income	843,661	97,827,195	196,241,255	141,984,047

EXPENSES
Investment advisory fees	44,952	1,344,616	6,049,513	2,865,832

Total expenses	44,952	1,344,616	6,049,513	2,865,832

Net investment income	798,709	96,482,579	190,191,742	139,118,215

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(276,648)	(28,887,875)	(88,973,598)	(130,434,396)
Investments — affiliated	(2,014)	(160,034)	(331,720)	(346,795)
In-kind redemptions — unaffiliated(a)	(685,370)	(42,639,284)	(68,684,844)	(113,965,023)

	(964,032)	(71,687,193)	(157,990,162)	(244,746,214)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(5,933,342)	(648,103,597)	(801,962,907)	(885,214,043)
Investments — affiliated	1,647	212,423	520,168	357,300
Foreign currency translations	—	(1)	(2)	—

	(5,931,695)	(647,891,175)	(801,442,741)	(884,856,743)

Net realized and unrealized loss	(6,895,727)	(719,578,368)	(959,432,903)	(1,129,602,957)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,097,018)	$(623,095,789)	$(769,241,161)	$(990,484,742)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	223

Statements of Operations  (unaudited) (continued)

Six Months Ended August 31, 2022

iShares 10+ Year Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$15,829
Interest — unaffiliated	29,714,987
Securities lending income — affiliated — net	160,871
Other income — unaffiliated	290

Total investment income	29,891,977

EXPENSES
Investment advisory fees	424,715

Total expenses	424,715

Net investment income	29,467,262

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(17,400,580)
Investments — affiliated	(30,378)
In-kind redemptions — unaffiliated(a)	(76,452,896)

(93,883,854)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(195,373,443)
Investments — affiliated	27,356

(195,346,087)

Net realized and unrealized loss	(289,229,941)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(259,762,679)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

224	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares BBB Rated Corporate Bond ETF		iShares Broad USD Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/22 (unaudited)	Period From 05/18/21(a) to 02/28/22	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$798,709	$1,272,538	$96,482,579	$140,909,593
Net realized gain (loss)	(964,032)	216,332	(71,687,193)	96,345,096
Net change in unrealized appreciation (depreciation)	(5,931,695)	(3,507,684)	(647,891,175)	(497,396,937)

Net decrease in net assets resulting from operations	(6,097,018)	(2,018,814)	(623,095,789)	(260,142,248)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(827,186)	(1,145,393)	(92,835,733)	(142,126,169)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(9,329,880)	75,080,638	1,045,639,388	1,071,081,811

NET ASSETS
Total increase (decrease) in net assets	(16,254,084)	71,916,431	329,707,866	668,813,394
Beginning of period	71,916,431	—	6,582,071,244	5,913,257,850

End of period	$55,662,347	$71,916,431	$6,911,779,110	$6,582,071,244

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	225

Statements of Changes in Net Assets  (continued)

	iShares 1-5 Year Investment Grade Corporate Bond ETF		iShares 5-10 Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$190,191,742	$366,492,789	$139,118,215	$259,347,263
Net realized gain (loss)	(157,990,162)	235,456,012	(244,746,214)	177,345,520
Net change in unrealized appreciation (depreciation)	(801,442,741)	(1,111,960,889)	(884,856,743)	(851,950,631)

Net decrease in net assets resulting from operations	(769,241,161)	(510,012,088)	(990,484,742)	(415,257,848)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(190,289,839)	(424,811,896)	(139,822,378)	(288,561,602)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(275,283,787)	644,339,227	(612,198,120)	829,286,370

NET ASSETS
Total increase (decrease) in net assets	(1,234,814,787)	(290,484,757)	(1,742,505,240)	125,466,920
Beginning of period	22,436,201,583	22,726,686,340	11,188,899,480	11,063,432,560

End of period	$21,201,386,796	$22,436,201,583	$9,446,394,240	$11,188,899,480

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

226	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares 10+ Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$29,467,262	$79,508,150
Net realized gain (loss)	(93,883,854)	55,066,836
Net change in unrealized appreciation (depreciation)	(195,346,087)	(237,779,709)

Net decrease in net assets resulting from operations	(259,762,679)	(103,204,723)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(30,812,482)	(80,304,059)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(320,260,035)	(228,983,257)

NET ASSETS
Total decrease in net assets	(610,835,196)	(412,492,039)
Beginning of period	1,991,415,769	2,403,907,808

End of period	$1,380,580,573	$1,991,415,769

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	227

Financial Highlights

(For a share outstanding throughout each period)

	iShares BBB Rated Corporate Bond ETF
	Six Months Ended 08/31/22 (unaudited)		Period From 05/18/21(a) to 02/28/22

Net asset value, beginning of period	$95.89		$100.00

Net investment income(b)	1.19		1.70
Net realized and unrealized loss(c)		(10.24)		(4.28)

Net decrease from investment operations		(9.05)		(2.58)

Distributions from net investment income(d)		(1.21)		(1.53)

Net asset value, end of period	$85.63		$95.89

Total Return(e)
Based on net asset value	(9.48	)%(f)	(2.66	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.15	%(h)	0.15	%(h)

Net investment income	2.67	%(h)	2.14	%(h)

Supplemental Data
Net assets, end of period (000)	$55,662		$71,916

Portfolio turnover rate(i)	5	%(f)	19	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

228	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Broad USD Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19(a)	Year Ended 02/28/18(a)

Net asset value, beginning of period	$56.64		$60.09	$60.20	$53.97	$54.46	$55.09

Net investment income(b)	0.76		1.36	1.67	1.97	1.95	1.71
Net realized and unrealized gain (loss)(c)		(5.89)	(3.43)	(0.06)	6.21	(0.59)	(0.65)

Net increase (decrease) from investment operations		(5.13)	(2.07)	1.61	8.18	1.36	1.06

Distributions from net investment income(d)		(0.73)	(1.38)	(1.72)	(1.95)	(1.85)	(1.69)

Net asset value, end of period	$50.78		$56.64	$60.09	$60.20	$53.97	$54.46

Total Return(e)
Based on net asset value	(9.11	)%(f)	(3.51)%	2.70%	15.41%	2.59%	1.92%

Ratios to Average Net Assets(g)
Total expenses	0.04	%(h)	0.04%	0.06%	0.06%	0.08%	0.15%

Net investment income	2.87	%(h)	2.27%	2.77%	3.44%	3.65%	3.08%

Supplemental Data
Net assets, end of period (000)	$6,911,779		$6,582,071	$5,913,258	$4,277,259	$2,679,484	$1,475,864

Portfolio turnover rate(i)	6	%(f)	12%	13%	13%	27%	11%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	229

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 1-5 Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19(a)	Year Ended 02/28/18(a)

Net asset value, beginning of period	$52.72		$54.88	$54.36	$52.28	$51.95	$52.60

Net investment income(b)	0.45		0.81	1.19	1.64	1.37	0.89
Net realized and unrealized gain(c)		(2.28)	(2.02)	0.60	2.08	0.29	(0.66)

Net increase from investment operations		(1.83)	(1.21)	1.79	3.72	1.66	0.23

Distributions(d)
From net investment income		(0.45)	(0.86)	(1.27)	(1.64)	(1.33)	(0.88)
From net realized gain	—		(0.09)	—	—	—	—

Total distributions		(0.45)	(0.95)	(1.27)	(1.64)	(1.33)	(0.88)

Net asset value, end of period	$50.44		$52.72	$54.88	$54.36	$52.28	$51.95

Total Return(e)
Based on net asset value	(3.48	)%(f)	(2.20)%	3.32%	7.21%	3.26%	0.42%

Ratios to Average Net Assets(g)
Total expenses	0.06	%(h)	0.06%	0.06%	0.06%	0.10%	0.20%

Total expenses after fees waived	0.06	%(h)	0.06%	0.06%	0.06%	0.09%	0.20%

Net investment income	1.76	%(h)	1.50%	2.18%	3.08%	2.64%	1.69%

Supplemental Data
Net assets, end of period (000)	$21,201,387		$22,436,202	$22,726,686	$14,260,460	$10,287,885	$10,918,970

Portfolio turnover rate(i)	16	%(f)	30%	29%	38%	80%	46%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

230	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 5-10 Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19 (a)	Year Ended 02/28/18 (a)

Net asset value, beginning of period	$56.71		$60.34	$59.76	$53.88	$53.64	$54.53

Net investment income(b)	0.72		1.34	1.58	2.00	1.83	1.40
Net realized and unrealized gain (loss)(c)		(5.76)	(3.49)	0.65	5.86	0.26	(0.91)

Net increase (decrease) from investment operations		(5.04)	(2.15)	2.23	7.86	2.09	0.49

Distributions(d)
From net investment income		(0.72)	(1.35)	(1.65)	(1.98)	(1.85)	(1.38)
From net realized gain	—		(0.13)	—	—	—	—

Total distributions		(0.72)	(1.48)	(1.65)	(1.98)	(1.85)	(1.38)

Net asset value, end of period	$50.95		$56.71	$60.34	$59.76	$53.88	$53.64

Total Return(e)
Based on net asset value	(8.92	)%(f)	(3.62)%	3.79%	14.83%	4.01%	0.87%

Ratios to Average Net Assets(g)
Total expenses	0.06	%(h)	0.06%	0.06%	0.06%	0.11%	0.20%

Total expenses after fees waived	0.06	%(h)	0.06%	0.06%	0.06%	0.10%	0.20%

Net investment income	2.72	%(h)	2.24%	2.64%	3.49%	3.45%	2.56%

Supplemental Data
Net assets, end of period (000)	$9,446,394		$11,188,899	$11,063,433	$9,387,751	$5,543,811	$7,192,788

Portfolio turnover rate(i)	13	%(f)	27%	23%	26%	86%	21%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	231

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 10+ Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$63.42		$68.68	$70.27	$57.73	$60.06	$59.77

Net investment income(a)	1.10		2.18	2.31	2.54	2.56	2.48
Net realized and unrealized gain (loss)(b)		(10.47)	(5.24)	(1.57)	12.48	(2.31)	0.30

Net increase (decrease) from investment operations		(9.37)	(3.06)	0.74	15.02	0.25	2.78

Distributions from net investment income(c)		(1.15)	(2.20)	(2.33)	(2.48)	(2.58)	(2.49)

Net asset value, end of period	$52.90		$63.42	$68.68	$70.27	$57.73	$60.06

Total Return(d)
Based on net asset value	(14.91	)%(e)	(4.62)%	1.05%	26.50%	0.53%	4.65%

Ratios to Average Net Assets(f)
Total expenses	0.06	%(g)	0.06%	0.06%	0.06%	0.11%	0.20%

Total expenses after fees waived	0.06	%(g)	0.06%	0.06%	0.06%	0.10%	0.20%

Net investment income	3.89	%(g)	3.18%	3.32%	3.89%	4.44%	4.05%

Supplemental Data
Net assets, end of period (000)	$1,380,581		$1,991,416	$2,403,908	$2,122,014	$588,888	$714,682

Portfolio turnover rate(h)	5	%(e)	9%	10%	15%	24%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

232	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
BBB Rated Corporate Bond	Non-diversified
Broad USD Investment Grade Corporate Bond	Diversified
1-5 Year Investment Grade Corporate Bond	Diversified
5-10 Year Investment Grade Corporate Bond	Diversified
10+ Year Investment Grade Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows

N O T E S T O F I N A N C I A L S T A T E M E N T S	233

Notes to Financial Statements  (unaudited) (continued)

of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and

234	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
BBB Rated Corporate Bond
Barclays Capital, Inc.	$230,639	$(230,639)	$—		$—
BMO Capital Markets Corp.	187,859	(187,859)	—		—
BNP Paribas SA	1,248,116	(1,248,116)	—		—
BofA Securities, Inc.	349,107	(349,107)	—		—
Credit Suisse Securities (USA) LLC	32,578	(32,578)	—		—
HSBC Securities (USA), Inc.	36,903	(36,903)	—		—
J.P. Morgan Securities LLC	73,660	(73,660)	—		—
Jefferies LLC	59,247	(59,247)	—		—
RBC Capital Markets LLC	316,679	(316,679)	—		—
Scotia Capital (USA), Inc.	15,585	(15,585)	—		—
State Street Bank & Trust Co.	59,307	(59,307)	—		—

	$2,609,680	$(2,609,680)	$—		$—

Broad USD Investment Grade Corporate Bond
Barclays Bank PLC	$54,014,268	$(54,014,268)	$—		$—
Barclays Capital, Inc.	18,337,715	(18,337,715)	—		—
BMO Capital Markets Corp.	7,583,724	(7,583,724)	—		—
BNP Paribas SA	82,751,715	(82,751,715)	—		—
BofA Securities, Inc.	56,759,372	(56,759,372)	—		—
Citadel Clearing LLC	1,713,475	(1,713,475)	—		—
Citigroup Global Markets, Inc.	21,068,308	(21,068,308)	—		—
Credit Suisse Securities (USA) LLC	6,954,604	(6,954,604)	—		—
Deutsche Bank Securities, Inc.	29,151,493	(29,151,493)	—		—
Goldman Sachs & Co. LLC	61,952,867	(61,952,867)	—		—
HSBC Securities (USA), Inc.	16,915,700	(16,915,700)	—		—
J.P. Morgan Securities LLC	92,548,638	(92,548,638)	—		—
Jefferies LLC	1,789,767	(1,789,767)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	11,861,297	(11,861,297)	—		—
Morgan Stanley	53,245,035	(53,245,035)	—		—
Nomura Securities International, Inc.	12,261,598	(12,261,598)	—		—
Pershing LLC	2,807,435	(2,807,435)	—		—
RBC Capital Markets LLC	46,460,037	(46,460,037)	—		—
Scotia Capital (USA), Inc.	4,012,466	(4,012,466)	—		—
State Street Bank & Trust Co.	1,231,841	(1,231,841)	—		—
Toronto-Dominion Bank	3,073,029	(3,073,029)	—		—
Wells Fargo Securities LLC	12,268,862	(12,268,862)	—		—

	$598,763,246	$(598,763,246)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	235

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
1-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$62,420,707	$(62,420,707)	$—		$—
Barclays Capital, Inc.	24,767,708	(24,767,708)	—		—
BMO Capital Markets Corp.	14,270,627	(14,270,627)	—		—
BNP Paribas SA	192,846,013	(192,846,013)	—		—
BofA Securities, Inc.	151,711,628	(151,711,628)	—		—
Citadel Clearing LLC	1,459,175	(1,459,175)	—		—
Citigroup Global Markets, Inc.	60,201,224	(60,201,224)	—		—
Credit Suisse Securities (USA) LLC	22,798,358	(22,798,358)	—		—
Deutsche Bank Securities, Inc.	118,177,436	(118,177,436)	—		—
Goldman Sachs & Co. LLC	188,744,868	(188,744,868)	—		—
HSBC Securities (USA), Inc.	35,030,008	(35,030,008)	—		—
J.P. Morgan Securities LLC	220,098,323	(220,098,323)	—		—
Jefferies LLC	8,333,196	(8,333,196)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	44,416,887	(44,416,887)	—		—
Morgan Stanley	142,590,965	(142,590,965)	—		—
Nomura Securities International, Inc.	22,585,158	(22,585,158)	—		—
Pershing LLC	5,045,893	(5,045,893)	—		—
RBC Capital Markets LLC	120,833,511	(120,833,511)	—		—
Scotia Capital (USA), Inc.	11,179,466	(11,179,466)	—		—
State Street Bank & Trust Co.	428,232	(428,232)	—		—
Toronto-Dominion Bank	11,889,761	(11,889,761)	—		—
UBS Securities LLC	394,660	(394,660)	—		—
Wells Fargo Securities LLC	19,621,121	(19,621,121)	—		—

	$1,479,844,925	$(1,479,844,925)	$—		$—

5-10 Year Investment Grade Corporate Bond
Barclays Bank PLC	$111,930,439	$(111,930,439)	$—		$—
Barclays Capital, Inc.	33,899,737	(33,899,737)	—		—
BMO Capital Markets Corp.	11,462,694	(11,462,694)	—		—
BNP Paribas SA	101,179,761	(101,179,761)	—		—
BofA Securities, Inc.	106,849,764	(106,849,764)	—		—
Citadel Clearing LLC	4,893,071	(4,893,071)	—		—
Citigroup Global Markets, Inc.	54,650,144	(54,650,144)	—		—
Credit Suisse Securities (USA) LLC	20,439,916	(20,439,916)	—		—
Deutsche Bank Securities, Inc.	29,814,318	(29,814,318)	—		—
Goldman Sachs & Co. LLC	79,393,850	(79,393,850)	—		—
HSBC Securities (USA), Inc.	34,118,457	(34,118,457)	—		—
J.P. Morgan Securities LLC	156,956,815	(156,956,815)	—		—
Jefferies LLC	3,511,010	(3,511,010)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	12,147,123	(12,147,123)	—		—
Morgan Stanley	67,912,414	(67,912,414)	—		—
Nomura Securities International, Inc.	31,631,457	(31,631,457)	—		—
Pershing LLC	1,577,442	(1,577,442)	—		—
RBC Capital Markets LLC	96,110,814	(96,110,814)	—		—
Scotia Capital (USA), Inc.	9,756,846	(9,756,846)	—		—
State Street Bank & Trust Co.	9,117,844	(9,117,844)	—		—
Toronto-Dominion Bank	381,278	(381,278)	—		—
UBS AG	302,527	(302,527)	—		—
Wells Fargo Securities LLC	34,176,348	(34,176,348)	—		—

	$1,012,214,069	$(1,012,214,069)	$—		$—

236	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
10+ Year Investment Grade Corporate Bond
Barclays Bank PLC	$11,480,954	$(11,480,954)	$—		$—
BMO Capital Markets Corp.	235,002	(235,002)	—		—
BNP Paribas SA	21,998,069	(21,998,069)	—		—
BofA Securities, Inc.	4,570,007	(4,570,007)	—		—
Citadel Clearing LLC	151,768	(151,768)	—		—
Citigroup Global Markets, Inc.	5,137,234	(5,137,234)	—		—
Credit Suisse Securities (USA) LLC	540,263	(540,263)	—		—
Deutsche Bank Securities, Inc.	3,902,943	(3,902,943)	—		—
Goldman Sachs & Co. LLC	9,310,020	(9,310,020)	—		—
HSBC Securities (USA), Inc.	3,729,037	(3,729,037)	—		—
J.P. Morgan Securities LLC	13,579,553	(13,579,553)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	253,541	(253,541)	—		—
Morgan Stanley	6,415,505	(6,415,505)	—		—
Nomura Securities International, Inc.	916,969	(916,969)	—		—
Pershing LLC	58,878	(58,878)	—		—
Scotia Capital (USA), Inc.	432,657	(432,657)	—		—
State Street Bank & Trust Co.	768,558	(768,558)	—		—
Wells Fargo Securities LLC	804,330	(804,330)	—		—

	$84,285,288	$(84,285,288)	$—		$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
BBB Rated Corporate Bond	0.15%
Broad USD Investment Grade Corporate Bond	0.04

For its investment advisory services to each of the iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational

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Notes to Financial Statements  (unaudited) (continued)

costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
BBB Rated Corporate Bond	$1,137
Broad USD Investment Grade Corporate Bond	293,175
1-5 Year Investment Grade Corporate Bond	644,622
5-10 Year Investment Grade Corporate Bond	491,296
10+ Year Investment Grade Corporate Bond	58,289

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Broad USD Investment Grade Corporate Bond	$44,122,685	$2,398,665	$(361,582)
1-5 Year Investment Grade Corporate Bond	896,826,861	20,630,877	(2,748,584)
10+ Year Investment Grade Corporate Bond	8,067,027	—	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
BBB Rated Corporate Bond	$5,135,388	$2,869,632
Broad USD Investment Grade Corporate Bond	433,308,167	372,131,983
1-5 Year Investment Grade Corporate Bond	3,596,876,767	3,508,968,109
5-10 Year Investment Grade Corporate Bond	1,436,125,739	1,356,088,684
10+ Year Investment Grade Corporate Bond	70,954,962	78,463,699

238	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For the six months ended August 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
BBB Rated Corporate Bond	$—	$9,212,146
Broad USD Investment Grade Corporate Bond	2,025,791,045	1,000,576,289
1-5 Year Investment Grade Corporate Bond	2,294,064,837	2,548,327,236
5-10 Year Investment Grade Corporate Bond	1,182,064,028	1,765,831,949
10+ Year Investment Grade Corporate Bond	370,826,418	679,626,418

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Broad USD Investment Grade Corporate Bond	$1,833,750
10+ Year Investment Grade Corporate Bond	16,762,665

As of August 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BBB Rated Corporate Bond	$67,422,503	$25,795	$(9,498,288)	$(9,472,493)
Broad USD Investment Grade Corporate Bond	8,474,012,052	3,546,650	(1,036,189,267)	(1,032,642,617)
1-5 Year Investment Grade Corporate Bond	23,928,507,994	21,014,769	(1,445,475,784)	(1,424,461,015)
5-10 Year Investment Grade Corporate Bond	11,921,915,171	5,948,703	(1,479,857,178)	(1,473,908,475)
10+ Year Investment Grade Corporate Bond	1,842,208,955	405,715	(396,848,080)	(396,442,365)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic

N O T E S T O F I N A N C I A L S T A T E M E N T S	239

Notes to Financial Statements  (unaudited) (continued)

may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/22		Period Ended 02/28/22
iShares ETF	Shares	Amount	Shares	Amount
BBB Rated Corporate Bond
Shares sold	—	$—	750,000	$75,080,638
Shares redeemed	(100,000)	(9,329,880)	—	—

	(100,000)	$(9,329,880)	750,000	$75,080,638

	Six Months Ended 08/31/22		Year Ended 02/28/22
iShares ETF	Shares	Amount	Shares	Amount
Broad USD Investment Grade Corporate Bond
Shares sold	39,400,000	$2,080,321,562	95,650,000	$5,697,475,527
Shares redeemed	(19,500,000)	(1,034,682,174)	(77,850,000)	(4,626,393,716)

	19,900,000	$1,045,639,388	17,800,000	$1,071,081,811

1-5 Year Investment Grade Corporate Bond
Shares sold	45,850,000	$2,347,852,275	163,450,000	$8,903,354,387
Shares redeemed	(51,050,000)	(2,623,136,062)	(152,000,000)	(8,259,015,160)

	(5,200,000)	$(275,283,787)	11,450,000	$644,339,227

5-10 Year Investment Grade Corporate Bond
Shares sold	22,700,000	$1,209,090,695	112,200,000	$6,685,662,988
Shares redeemed	(34,600,000)	(1,821,288,815)	(98,250,000)	(5,856,376,618)

	(11,900,000)	$(612,198,120)	13,950,000	$829,286,370

240	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 08/31/22		Year Ended 02/28/22
iShares ETF	Shares	Amount	Shares	Amount
10+ Year Investment Grade Corporate Bond
Shares sold	6,800,000	$378,204,118	38,000,000	$2,598,074,795
Shares redeemed	(12,100,000)	(698,464,153)	(41,600,000)	(2,827,058,052)

	(5,300,000)	$(320,260,035)	(3,600,000)	$(228,983,257)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares BBB Rated Corporate Bond ETF, iShares Broad USD Investment Grade Corporate Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the

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Board Review and Approval of Investment Advisory Contract  (continued)

Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Broad USD Investment Grade Corporate Bond(a)	$0.727963	$—	$0.000783	$0.728746	100%	—%	—%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	247

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

PJSC	Public Joint Stock Company

SOFR	Secured Overnight Financing Rate

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Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-212-0822

AUGUST 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares Agency Bond ETF | AGZ | NYSE Arca

•  iShares Government/Credit Bond ETF | GBF | NYSE Arca

•  iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX

•  iShares MBS ETF | MBB | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we are likely to see a period of slowing growth paired with relatively high inflation.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(8.84)%	(11.23)%

U.S. small cap equities (Russell 2000® Index)	(9.31)	(17.88)

International equities (MSCI Europe, Australasia, Far East Index)	(13.97)	(19.80)

Emerging market equities (MSCI Emerging Markets Index)	(13.30)	(21.80)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.36	0.39

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(9.71)	(13.27)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(7.76)	(11.52)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(5.72)	(8.63)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.78)	(10.61)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2022	iShares® Agency Bond ETF

Investment Objective

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Bloomberg U.S. Agency Bond Index (the “Index”) (formerly the Bloomberg Barclays U.S. Agency Bond Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(4.56)%	(7.26)%	0.90%	1.14%	(7.26)%	4.58%	12.04%
Fund Market	(4.58)	(7.30)	0.89	1.15	(7.30)	4.51	12.14
Index	(4.74)	(7.60)	0.76	1.11	(7.60)	3.87	11.65

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 954.40	$ 0.99		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

	Percent of
Investment Type	Total Investments	(a)

U.S. Government & Agency Obligations	82.9%
Foreign Government Obligations	14.2
Corporate Bonds & Notes	2.9

MATURITY ALLOCATION

	Percent of
Maturity	Total Investments	(a)

0-1 Year	8.5%
1-5 Years	70.2
5-10 Years	15.5
10-15 Years	1.4
15-20 Years	4.0
More than 20 Years	0.4

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2022	iShares® Government/Credit Bond ETF

Investment Objective

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Bloomberg U.S. Government/Credit Bond Index (the “Index”) (formerly the Bloomberg Barclays U.S. Government/Credit Bond Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(8.27)%	(12.44)%	0.46%	1.25%	(12.44)%	2.33%	13.20%
Fund Market	(8.42)	(12.47)	0.43	1.22	(12.47)	2.15	12.88
Index	(8.20)	(12.28)	0.67	1.45	(12.28)	3.40	15.48

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 917.30	$ 0.97		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

	Percent of
Moody’s Credit Rating*	Total Investments	(a)

Aaa	62.3%
Aa	2.9
A	14.1
Baa	19.0
Ba	0.7
Not Rated	1.0

PORTFOLIO COMPOSITION

	Percent of
Investment Type	Total Investments	(a)

U.S. Government & Agency Obligations	59.2%
Corporate Bonds & Notes	35.7
Foreign Government Obligations	4.0
Municipal Debt Obligations	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2022	iShares® Intermediate Government/Credit Bond ETF

Investment Objective

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Bloomberg U.S. Intermediate Government/Credit Bond Index (the “Index”) (formerly the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(5.20)%	(8.34)%	0.66%	1.11%	(8.34)%	3.35%	11.65%
Fund Market	(5.16)	(8.37)	0.65	1.08	(8.37)	3.28	11.37
Index	(5.14)	(8.20)	0.84	1.29	(8.20)	4.26	13.73

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 948.00	$ 0.98		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	66.3%
Aa	2.1
A	14.4
Baa	15.5
Ba	0.3
Not Rated	1.4

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

U.S. Government & Agency Obligations	64.3%
Corporate Bonds & Notes	31.6
Foreign Government Obligations	3.9
Municipal Debt Obligations	0.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2022	iShares® MBS ETF

Investment Objective

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/or guaranteed by U.S. government agencies, as represented by the Bloomberg U.S. MBS Index (the “Index”) (formerly the Bloomberg Barclays U.S. MBS Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(6.71)%	(9.82)%	(0.01)%	0.89%	(9.82)%	(0.06)%	9.30%
Fund Market	(6.66)	(9.92)	(0.05)	0.87	(9.92)	(0.26)	9.06
Index	(6.80)	(9.73)	0.06	1.05	(9.73)	0.32	11.04

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 932.90	$ 0.15		$ 1,000.00	$ 1,025.10	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

ISSUER ALLOCATION

Issuer	Percentage of Total Investments(a)

Uniform Mortgage-Backed Securities	70.7%
Government National Mortgage Association	22.3
Federal Home Loan Mortgage Corp.	6.5
Federal National Mortgage Association	0.5

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

1-5 Years	0.2%
5-10 Years	3.5
10-15 Years	10.9
15-20 Years	2.7
20-25 Years	16.2
25-30 Years	58.1
30-35 Years	8.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2022	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 2.8%
Private Export Funding Corp.
Series KK, 3.55%, 01/15/24	$6,080	$6,058,781
Series PP, 1.40%, 07/15/28	13,100	11,427,523

		17,486,304

Total Corporate Bonds & Notes — 2.8% (Cost: $19,313,226)		17,486,304

Foreign Government Obligations(a)

Israel — 14.1%
Israel Government AID Bond
5.13%, 11/01/24	1,110	1,143,678
5.50%, 09/18/23	24,953	25,429,602
5.50%, 12/04/23	58,136	59,386,505
5.50%, 04/26/24	550	565,230
5.50%, 09/18/33	368	427,818

		86,952,833

Total Foreign Government Obligations — 14.1% (Cost: $90,130,595)		86,952,833

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 6.9%
Federal Home Loan Mortgage Corp., Series 1, 0.00%, 11/15/38(b)	10,223	5,687,975
Federal National Mortgage Association
2.88%, 09/12/23	9	8,942
6.63%, 11/15/30	26,965	33,000,845
7.25%, 05/15/30	2,786	3,495,316

		42,193,078

U.S. Government Agency Obligations — 69.7%
Federal Farm Credit Banks Funding Corp.
0.13%, 03/09/23	65	63,882
0.32%, 08/10/23 (Call 09/08/22)	17,998	17,438,802
1.10%, 03/03/27 (Call 09/08/22)	6,000	5,335,800
1.13%, 01/06/25	10,350	9,796,482
1.15%, 08/12/30 (Call 09/08/22)	15,100	12,261,049
2.47%, 07/18/35	1,000	845,040
Federal Home Loan Banks
0.63%, 11/27/24 (Call 09/28/22)	3,855	3,600,609
0.90%, 02/26/27 (Call 11/26/22)	460	407,247
0.96%, 03/05/26 (Call 10/05/22)	45,000	40,919,400
1.00%, 07/27/26 (Call 09/27/22)	15,000	13,522,500
1.10%, 08/20/26 (Call 09/20/22)	10,000	9,068,400
1.88%, 03/14/24 (Call 09/14/22)	15,000	14,601,000
2.13%, 06/09/23	15	14,830
2.13%, 09/14/29	40	36,467
2.13%, 12/14/29	10,000	9,047,300
2.32%, 03/28/25 (Call 09/28/22)	15,000	14,457,450
2.38%, 03/14/25	9,900	9,623,790
2.75%, 06/28/24	11,255	11,108,460
3.13%, 06/13/25	21,305	21,017,809
4.44%, 05/26/32 (Call 05/26/23)	200	195,968
5.38%, 08/15/24	500	516,185

Security	Par/ Shares (000)	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp.
0.00%, 12/11/25(b)	$76,064	$67,547,875
0.00%, 12/14/29(b)	7,600	5,913,560
0.00%, 12/17/29(b)	2,092	1,610,694
6.75%, 03/15/31	10,500	13,002,570
Federal National Mortgage Association
0.30%, 08/03/23 (Call 11/03/22)	35,649	34,605,197
0.50%, 06/17/25	18	16,548
0.88%, 12/18/26 (Call 09/18/22)	23,962	21,192,232
Federal National Mortgage Association Principal STRIPS, 0.00%, 01/15/30(b)	910	704,103
Resolution Funding Corp. Interest STRIPS, 0.00%, 01/15/30(b)	100	76,171
Resolution Funding Corp. Principal STRIPS, 0.00%, 01/15/30(b)	5,000	3,835,000
Tennessee Valley Authority
1.50%, 09/15/31	50	41,479
2.88%, 09/15/24	4,510	4,447,582
4.25%, 09/15/65	35	35,527
4.88%, 01/15/48	83	89,989
5.25%, 09/15/39	15,825	17,909,469
5.50%, 06/15/38	482	557,910
5.88%, 04/01/36	5,916	7,043,176
7.13%, 05/01/30	47	58,000
Series E, 6.75%, 11/01/25	52,205	57,041,271

		429,606,823

U.S. Government Obligations — 5.6%
U.S. Treasury Note/Bond
2.00%, 08/15/51	2,000	1,503,125
2.75%, 07/31/27	2,000	1,946,250
3.00%, 07/31/24	30,500	30,235,508
3.00%, 08/15/52	1,000	948,125

		34,633,008

Total U.S. Government & Agency Obligations — 82.2% (Cost: $538,054,978)		506,432,909

Total Long-Term Investments — 99.1% (Cost: $647,498,799)		610,872,046

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(c)(d)	280	280,000

Total Short-Term Securities — 0.1% (Cost: $280,000)		280,000

Total Investments in Securities — 99.2% (Cost: $647,778,799)		611,152,046

Other Assets Less Liabilities — 0.8%		5,203,221

Net Assets — 100.0%		$616,355,267

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Agency Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$12,750,000	$—	$(12,470,000	)(a)	$—	$—	$280,000	280	$16,310	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$17,486,304	$—	$17,486,304
Foreign Government Obligations	—	86,952,833	—	86,952,833
U.S. Government & Agency Obligations	—	506,432,909	—	506,432,909
Money Market Funds	280,000	—	—	280,000

	$280,000	$610,872,046	$—	$611,152,046

See notes to financial statements.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$50	$48,628
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)	35	29,228
WPP Finance 2010, 3.75%, 09/19/24	54	53,158

		131,014

Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	5	4,577
2.25%, 06/15/26 (Call 03/15/26)	45	40,943
3.10%, 05/01/26 (Call 03/01/26)	35	33,080
3.20%, 03/01/29 (Call 12/01/28)	20	17,730
5.04%, 05/01/27 (Call 03/01/27)	50	49,849
5.71%, 05/01/40 (Call 11/01/39)	75	71,755
5.81%, 05/01/50 (Call 11/01/49)	75	71,939
5.93%, 05/01/60 (Call 11/01/59)	26	24,826
6.88%, 03/15/39	30	32,122
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	5	4,925
3.63%, 04/01/30 (Call 01/01/30)	35	33,781
4.25%, 04/01/40 (Call 10/01/39)	15	14,450
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	60	58,978
Lockheed Martin Corp.
3.80%, 03/01/45 (Call 09/01/44)	60	52,943
4.09%, 09/15/52 (Call 03/15/52)	40	37,190
4.70%, 05/15/46 (Call 11/15/45)	15	15,144
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	25	21,273
4.03%, 10/15/47 (Call 04/15/47)	5	4,412
5.25%, 05/01/50 (Call 11/01/49)	35	36,807
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	25	17,373
3.13%, 05/04/27 (Call 02/04/27)	100	95,481
3.75%, 11/01/46 (Call 05/01/46)	50	41,627
4.50%, 06/01/42	20	18,950
4.63%, 11/16/48 (Call 05/16/48)	50	47,740

		847,895

Agriculture — 0.5%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	35	26,448
3.40%, 05/06/30 (Call 02/06/30)	60	51,929
3.88%, 09/16/46 (Call 03/16/46)	50	34,370
4.45%, 05/06/50 (Call 11/06/49)	10	7,334
4.80%, 02/14/29 (Call 11/14/28)(a)	50	48,409
5.80%, 02/14/39 (Call 08/14/38)	25	23,192
5.95%, 02/14/49 (Call 08/14/48)	10	8,975
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	25	22,605
3.25%, 03/27/30 (Call 12/27/29)	10	9,407
4.50%, 03/15/49 (Call 09/15/48)	10	10,067
5.38%, 09/15/35	34	36,901
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	45	37,828
2.79%, 09/06/24 (Call 08/06/24)	72	69,733
3.22%, 08/15/24 (Call 06/15/24)	57	55,678
3.98%, 09/25/50 (Call 03/25/50)	35	23,679
4.54%, 08/15/47 (Call 02/15/47)	35	25,574
4.74%, 03/16/32 (Call 12/16/31)	15	13,500
4.91%, 04/02/30 (Call 01/02/30)	45	42,384

Security	Par (000)	Value

Agriculture (continued)
5.28%, 04/02/50 (Call 10/02/49)	$35	$28,017
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)(a)	45	40,102
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	10	9,283
2.75%, 05/14/31 (Call 02/14/31)	35	29,337
Philip Morris International Inc.
2.10%, 05/01/30 (Call 02/01/30)	25	20,133
2.88%, 05/01/24 (Call 04/01/24)	25	24,608
3.88%, 08/21/42	25	18,966
4.25%, 11/10/44	31	24,513
4.88%, 11/15/43	25	21,661
Reynolds American Inc., 6.15%, 09/15/43	5	4,551

		769,184

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2016-3, Class AA, 3.00%, 04/15/30	19	16,795
Series A, Class A, 2.88%, 01/11/36	25	20,912
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	13	12,341
Series 2019-1, Class AA, 2.75%, 11/15/33	22	18,965
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	5	5,130
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 07/15/27	40	37,596

		111,739

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	50	47,401
2.85%, 03/27/30 (Call 12/27/29)	10	9,178
3.38%, 03/27/50 (Call 09/27/49)	10	8,350
3.63%, 05/01/43 (Call 11/01/42)	25	22,033
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	25	24,869
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	10	9,543
2.95%, 04/23/30 (Call 01/23/30)	10	8,694

		130,068

Auto Manufacturers — 0.4%
American Honda Finance Corp.
1.80%, 01/13/31	10	8,219
2.00%, 03/24/28	10	8,882
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	25	20,376
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	45	43,232
5.40%, 10/15/29 (Call 08/15/29)	10	9,754
5.40%, 04/01/48 (Call 10/01/47)	25	21,999
5.60%, 10/15/32 (Call 07/15/32)	10	9,586
5.95%, 04/01/49 (Call 10/01/48)	25	23,218
6.60%, 04/01/36 (Call 10/01/35)	25	25,292
6.80%, 10/01/27 (Call 08/01/27)	45	47,754
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	40	35,141
2.35%, 01/08/31 (Call 10/08/30)	30	23,252
2.70%, 06/10/31 (Call 03/10/31)	30	23,750
2.75%, 06/20/25 (Call 05/20/25)	50	47,298
4.00%, 10/06/26 (Call 07/06/26)(a)	60	57,725
4.35%, 04/09/25 (Call 02/09/25)	25	24,701
PACCAR Financial Corp., 1.10%, 05/11/26	10	9,050
Toyota Motor Credit Corp.
1.65%, 01/10/31	25	20,391
3.05%, 01/11/28	100	95,434

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.65%, 08/18/25	$10	$9,904
3.95%, 06/30/25	10	9,990
4.45%, 06/29/29	10	10,065

		585,013

Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	25	15,612
4.40%, 10/01/46 (Call 04/01/46)	15	11,781
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	25	22,756
3.38%, 03/15/25 (Call 12/15/24)	50	49,051
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	15	9,780
4.25%, 05/15/29 (Call 02/15/29)	15	13,755
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	10	8,541

		131,276

Banks — 8.1%
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(b)	110	105,575
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(b)	50	39,942
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	60	57,275
2.48%, 09/21/36 (Call 09/21/31)(b)	50	38,676
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(b)	90	75,554
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(b)	30	24,586
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(b)	85	60,990
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(b)	65	53,998
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(b)	60	50,630
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	95	92,049
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(b)	75	66,752
3.25%, 10/21/27 (Call 10/21/26)(a)	100	94,371
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(b)	50	39,135
3.38%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(b)	70	67,614
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(b)	110	102,083
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)	60	59,000
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	100	95,301
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	39	36,709
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(b)	112	105,665
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.150%)(b)	50	42,820
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(b)	50	47,976
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(b)	50	45,806
4.83%, 07/22/26 (Call 07/22/25)(b)	20	20,030
4.95%, 07/22/28 (Call 07/22/27)(b)	55	54,939
5.00%, 01/21/44	50	48,569
5.02%, 07/22/33 (Call 07/22/32)(b)	10	9,920
5.88%, 02/07/42	65	70,870
Bank of Montreal, 3.09%, 01/10/37 (Call 01/10/32)(b)	50	40,291
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24	60	58,093

Security	Par (000)	Value

Banks (continued)
2.80%, 05/04/26 (Call 02/04/26)	$50	$48,224
3.25%, 09/11/24 (Call 08/11/24)	60	59,549
3.40%, 01/29/28 (Call 10/29/27)	55	52,571
Bank of Nova Scotia (The)
0.65%, 07/31/24	75	70,229
1.30%, 06/11/25(a)	60	55,479
2.70%, 08/03/26	60	56,509
3.45%, 04/11/25	10	9,781
4.50%, 12/16/25	50	49,856
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	40	39,881
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31)(b)	200	156,454
4.38%, 01/12/26	200	195,910
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	10	8,940
2.25%, 01/28/25	50	47,675
3.95%, 08/04/25	10	9,883
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(b)	95	77,877
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(b)	50	42,415
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	60	57,599
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(b)	60	55,857
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(b)	100	93,801
3.70%, 01/12/26	90	87,915
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(b)	60	53,978
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(b)	50	44,887
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	50	47,572
4.45%, 09/29/27	85	82,917
4.65%, 07/23/48 (Call 06/23/48)	34	32,016
4.75%, 05/18/46	50	45,026
4.91%, 05/24/33 (Call 05/24/32)(b)	50	49,086
6.63%, 06/15/32	50	54,280
Citizens Financial Group Inc.
2.64%, 09/30/32 (Call 07/02/32)	55	43,550
5.64%, 05/21/37 (Call 05/21/32)(b)	10	9,762
Comerica Bank, 4.00%, 07/27/25	50	49,338
Cooperatieve Rabobank U.A., 5.25%, 05/24/41	50	54,404
Credit Suisse Group AG, 4.55%, 04/17/26	250	239,625
Deutsche Bank AG/New York NY, 2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(b)	190	183,107
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(a)(b)	25	22,410
2.38%, 01/28/25 (Call 12/28/24)	60	57,359
2.55%, 05/05/27 (Call 04/05/27)	10	9,208
4.77%, 07/28/30 (Call 07/28/29)(b)	10	9,953
8.25%, 03/01/38	10	12,906
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (SOFR + 2.465%)(b)	40	37,860
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	75	73,381
Goldman Sachs Capital I, 6.35%, 02/15/34	50	52,369
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(b)	50	39,480
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	50	41,186
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(b)	35	25,519

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(b)	50	42,550
3.75%, 02/25/26 (Call 11/25/25)	60	58,767
3.80%, 03/15/30 (Call 12/15/29)	60	55,580
3.85%, 01/26/27 (Call 01/26/26)	$60	$58,150
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(b)	65	56,715
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(b)	50	47,793
4.25%, 10/21/25	120	118,630
4.48%, 08/23/28	30	29,312
4.75%, 10/21/45 (Call 04/21/45)	50	46,864
5.15%, 05/22/45	25	23,694
6.25%, 02/01/41	65	72,323
6.75%, 10/01/37	25	27,723
HSBC Holdings PLC
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(b)	200	180,728
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(b)	200	188,756
4.95%, 03/31/30	200	194,712
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	35	33,997
4.00%, 05/15/25 (Call 04/15/25)	60	59,446
JPMorgan Chase & Co.
1.05%, 06/23/27 (Call 12/23/25)	35	30,106
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	70	62,542
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(b)	60	47,177
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	60	56,102
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	60	56,143
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(b)	60	53,232
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(b)	50	42,299
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(b)	75	62,044
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(b)	76	65,514
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(b)	50	42,491
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(b)	65	50,155
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(b)	50	36,245
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 2.460%)(b)	25	19,379
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	65	63,751
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	50	37,744
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(b)	50	46,324
3.88%, 09/10/24	60	59,753
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(b)	25	20,875
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(b)	50	41,866
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(b)	50	44,042
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(b)	75	72,802
4.59%, 04/26/33 (Call 04/26/32), (SOFR + 1.800%)(b)	50	48,318
5.63%, 08/16/43	40	41,778
8.00%, 04/29/27	75	86,216
KeyCorp.
2.25%, 04/06/27	10	8,996
2.55%, 10/01/29	10	8,566
4.10%, 04/30/28	50	48,554
KfW
0.00%, 04/18/36(a)(c)	30	18,611
0.25%, 03/08/24	190	180,783
0.50%, 09/20/24	185	173,941
0.63%, 01/22/26	30	27,210
2.00%, 05/02/25	119	114,222

Security	Par (000)	Value

Banks (continued)
2.50%, 11/20/24	$45	$43,996
2.88%, 04/03/28	80	77,575
Korea Development Bank (The)
0.40%, 03/09/24(a)	200	189,856
3.00%, 01/13/26	200	194,500
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	80	72,755
0.88%, 09/03/30	85	70,036
2.00%, 01/13/25	10	9,648
2.38%, 06/10/25	25	24,183
Series 37, 2.50%, 11/15/27	10	9,519
Series 40, 0.50%, 05/27/25	5	4,599
Lloyds Banking Group PLC, 3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(b)	200	184,878
Mitsubishi UFJ Financial Group Inc., 0.95%, 07/19/25 (Call 07/19/24)(b)	300	279,837
Mizuho Financial Group Inc., 1.23%, 05/22/27 (Call 05/22/26)(b)	200	174,428
Morgan Stanley
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	75	66,889
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(b)	75	59,248
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(b)	50	38,670
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(b)	75	61,501
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	100	86,581
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(b)	65	44,145
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	75	68,800
3.70%, 10/23/24	100	99,377
3.88%, 01/27/26	105	103,588
4.00%, 07/23/25	155	154,168
4.38%, 01/22/47	19	17,296
4.68%, 07/17/26 (Call 07/17/25)(b)	10	10,010
5.00%, 11/24/25	165	167,609
5.30%, 04/20/37 (Call 04/20/32)(b)	60	57,622
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(b)	25	26,994
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(b)	200	174,812
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	200	197,612
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(b)	60	55,919
3.95%, 10/30/25	25	24,901
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	5	4,534
0.50%, 02/02/26	5	4,500
1.50%, 02/12/25	45	42,784
2.88%, 05/23/25	5	4,903
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)(b)	40	33,614
3.45%, 04/23/29 (Call 01/23/29)	82	77,626
Regions Financial Corp., 7.38%, 12/10/37	10	11,771
Royal Bank of Canada
0.65%, 07/29/24	35	32,864
1.15%, 06/10/25	60	55,310
2.25%, 11/01/24	60	57,721
2.30%, 11/03/31	25	20,828
3.97%, 07/26/24	10	9,977
4.24%, 08/03/27	20	19,720
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	60	57,379
4.50%, 07/17/25 (Call 04/17/25)	60	59,407

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Santander UK Group Holdings PLC, 4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(b)	$200	$198,972
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(b)	10	9,655
2.65%, 05/19/26	85	81,790
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(b)	50	48,077
3.30%, 12/16/24	10	9,914
3.55%, 08/18/25	10	9,912
Sumitomo Mitsui Financial Group Inc.
2.14%, 09/23/30	75	59,701
2.70%, 07/16/24	245	237,645
3.78%, 03/09/26	75	73,204
SVB Financial Group, 3.50%, 01/29/25(a)	91	88,452
Toronto-Dominion Bank (The)
1.15%, 06/12/25	60	55,326
1.25%, 12/13/24	50	46,978
3.63%, 09/15/31 (Call 09/15/26)(b)	25	23,750
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	10	8,585
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	20	17,988
2.50%, 08/01/24 (Call 07/01/24)	131	127,561
2.85%, 10/26/24 (Call 09/26/24)	10	9,826
3.70%, 06/05/25 (Call 05/05/25)	50	49,459
3.88%, 03/19/29 (Call 02/16/29)	10	9,460
4.00%, 05/01/25 (Call 03/01/25)	25	24,933
4.26%, 07/28/26 (Call 07/28/25)(b)	10	9,989
4.92%, 07/28/33 (Call 07/28/32)(b)	10	9,607
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)(a)	60	56,252
2.40%, 07/30/24 (Call 06/28/24)	35	34,157
3.60%, 09/11/24 (Call 08/11/24)	135	134,399
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(b)	40	35,757
Wells Fargo & Co.
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(b)	60	56,152
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(b)	60	53,671
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(b)	50	43,844
3.00%, 04/22/26	75	71,333
3.00%, 10/23/26	75	70,764
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(b)	85	65,252
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(b)	85	80,269
3.90%, 05/01/45	50	41,863
4.10%, 06/03/26	150	147,286
4.15%, 01/24/29 (Call 10/24/28)	50	48,426
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(b)	70	67,359
4.54%, 08/15/26	10	9,930
4.81%, 07/25/28 (Call 07/25/27)(b)	25	24,868
4.90%, 07/25/33 (Call 07/25/32)(b)	10	9,853
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(b)	80	78,989
5.38%, 11/02/43	90	89,723
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(b)	45	39,788
Westpac Banking Corp.
2.35%, 02/19/25	20	19,235
3.35%, 03/08/27	35	33,773
4.11%, 07/24/34 (Call 07/24/29)(b)	50	45,086
4.42%, 07/24/39	50	44,068
5.41%, 08/10/33	10	9,678

		13,383,373

Security	Par (000)	Value

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	$140	$137,693
4.90%, 02/01/46 (Call 08/01/45)	90	85,459
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	50	47,066
4.44%, 10/06/48 (Call 04/06/48)	25	22,266
4.50%, 06/01/50 (Call 12/01/49)	25	22,680
4.60%, 04/15/48 (Call 10/15/47)	60	54,563
4.60%, 06/01/60 (Call 12/01/59)	35	31,211
4.75%, 04/15/58 (Call 10/15/57)	35	31,969
5.45%, 01/23/39 (Call 07/23/38)	25	25,652
5.55%, 01/23/49 (Call 07/23/48)	50	51,963
5.80%, 01/23/59 (Call 07/23/58)	25	26,691
Coca-Cola Co. (The)
1.00%, 03/15/28	50	43,168
1.38%, 03/15/31	50	40,738
1.65%, 06/01/30	75	63,314
3.00%, 03/05/51(a)	35	27,427
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)	40	38,004
4.10%, 02/15/48 (Call 08/15/47)	25	20,974
Diageo Capital PLC, 3.88%, 04/29/43 (Call 10/29/42)	55	48,746
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	15	10,935
3.80%, 05/01/50 (Call 11/01/49)	25	19,473
Molson Coors Beverage Co., 4.20%, 07/15/46 (Call 01/15/46)	40	32,807
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	140	114,405
2.75%, 03/19/30 (Call 12/19/29)	75	68,662
2.88%, 10/15/49 (Call 04/15/49)	25	19,508
3.38%, 07/29/49 (Call 01/29/49)	28	23,657
3.45%, 10/06/46 (Call 04/06/46)	5	4,356
3.90%, 07/18/32 (Call 04/18/32)	10	9,796

		1,123,183

Biotechnology — 0.3%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	50	40,636
2.45%, 02/21/30 (Call 11/21/29)	50	43,775
2.77%, 09/01/53 (Call 03/01/53)(a)	25	16,606
3.20%, 11/02/27 (Call 08/02/27)(a)	90	86,067
3.38%, 02/21/50 (Call 08/21/49)	40	30,348
4.05%, 08/18/29	10	9,728
4.20%, 03/01/33	10	9,659
4.40%, 05/01/45 (Call 11/01/44)	25	22,505
4.40%, 02/22/62 (Call 08/22/61)	25	21,680
4.56%, 06/15/48 (Call 12/15/47)	25	23,097
4.66%, 06/15/51 (Call 12/15/50)	25	23,443
4.88%, 03/01/53	10	9,703
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	40	32,767
3.15%, 05/01/50 (Call 11/01/49)	30	20,419
4.05%, 09/15/25 (Call 06/15/25)	10	9,954
Gilead Sciences Inc.
4.15%, 03/01/47 (Call 09/01/46)	25	21,767
4.50%, 02/01/45 (Call 08/01/44)	25	22,736
4.75%, 03/01/46 (Call 09/01/45)	25	23,899
4.80%, 04/01/44 (Call 10/01/43)	40	37,911

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	$10	$7,952
2.80%, 09/15/50 (Call 03/15/50)	10	6,725
Royalty Pharma PLC
2.20%, 09/02/30 (Call 06/02/30)	65	52,687
3.35%, 09/02/51 (Call 03/02/51)	5	3,346

		577,410

Building Materials — 0.2%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	15	12,785
2.72%, 02/15/30 (Call 11/15/29)	25	21,622
3.38%, 04/05/40 (Call 10/05/39)	25	19,735
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	25	21,822
Johnson Controls International PLC, 4.50%, 02/15/47 (Call 08/15/46)	35	30,511
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	15	12,345
3.45%, 06/01/27 (Call 03/01/27)	50	47,511
3.50%, 12/15/27 (Call 09/15/27)	50	47,797
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)	50	39,899
Owens Corning, 4.30%, 07/15/47 (Call 01/15/47)	15	12,242
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	30	27,108
4.50%, 06/15/47 (Call 12/15/46)	15	13,282

		306,659

Chemicals — 0.4%
Air Products and Chemicals Inc., 2.70%, 05/15/40 (Call 11/15/39)	50	39,391
Celanese U.S. Holdings LLC
6.05%, 03/15/25	5	5,014
6.17%, 07/15/27 (Call 06/15/27)	35	35,053
CF Industries Inc., 4.95%, 06/01/43	25	22,245
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	50	40,913
4.38%, 11/15/42 (Call 05/15/42)	25	21,886
5.55%, 11/30/48 (Call 05/30/48)	25	25,272
7.38%, 11/01/29	10	11,508
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	5	5,040
5.32%, 11/15/38 (Call 05/15/38)	40	39,859
Eastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)	20	17,462
Ecolab Inc.
2.13%, 02/01/32 (Call 11/01/31)(a)	10	8,408
2.13%, 08/15/50 (Call 02/15/50)	50	31,981
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	25	21,615
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	55	49,264
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	40	36,835
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	5	4,866
3.20%, 01/30/26 (Call 10/30/25)	50	49,020
LYB International Finance BV, 5.25%, 07/15/43	20	18,672
LYB International Finance III LLC, 3.63%, 04/01/51 (Call 10/01/50)	60	44,510
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	50	42,619
5.88%, 12/01/36	10	10,688
Sherwin-Williams Co. (The), 3.80%, 08/15/49 (Call 02/15/49)	50	39,825

Security	Par (000)	Value

Chemicals (continued)
Westlake Corp., 5.00%, 08/15/46 (Call 02/15/46)	$25	$23,364

		645,310

Commercial Services — 0.5%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	44	43,575
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	15	11,593
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	50	48,318
2.60%, 12/15/25 (Call 11/15/25)	25	23,416
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	15	10,107
George Washington University (The), 4.87%, 09/15/45	15	15,032
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	25	17,815
Series B, 4.32%, 04/01/49 (Call 10/01/48)	5	4,522
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	35	31,043
2.65%, 02/15/25 (Call 01/15/25)	75	71,420
2.90%, 05/15/30 (Call 02/15/30)	25	20,979
5.30%, 08/15/29	10	9,895
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	25	19,121
Johns Hopkins University, Series A, 2.81%, 01/01/60 (Call 07/01/59)	15	10,608
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	30	26,633
2.41%, 06/01/50 (Call 12/01/49)	15	10,613
Massachusetts Institute of Technology, 5.60%, 07/01/2111	15	17,541
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	50	40,350
3.25%, 05/20/50 (Call 11/20/49)	20	14,905
Northwestern University, 4.64%, 12/01/44	10	10,209
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	110	103,623
5.05%, 06/01/52 (Call 12/01/51)(a)	10	9,801
5.25%, 06/01/62 (Call 12/01/61)	10	9,900
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	50	42,135
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	15	10,445
S&P Global Inc.
2.90%, 03/01/32 (Call 12/01/31)(d)	50	44,382
3.70%, 03/01/52 (Call 09/01/51)(d)	25	21,509
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	5	4,102
Trustees of Boston College, 3.13%, 07/01/52	15	11,126
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	5	4,638
Trustees of Princeton University (The)
5.70%, 03/01/39	15	17,164
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	5	3,726
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	10	9,264
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	20	18,519
Series C, 2.55%, 04/01/50 (Call 10/01/49)	5	3,639
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	5	4,359
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	30	25,978
University of Southern California, Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	20	12,951
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	50	47,811
Washington University (The), 3.52%, 04/15/54 (Call 10/15/53)	5	4,297

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
William Marsh Rice University
3.57%, 05/15/45	$20	$17,753
3.77%, 05/15/55	5	4,487
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	15	10,737

		900,041

Computers — 0.8%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	25	20,796
Apple Inc.
1.65%, 05/11/30 (Call 02/11/30)	65	55,184
1.65%, 02/08/31 (Call 11/08/30)	43	35,754
2.45%, 08/04/26 (Call 05/04/26)	140	133,153
2.65%, 05/11/50 (Call 11/11/49)	50	36,577
2.65%, 02/08/51 (Call 08/08/50)	25	18,279
2.80%, 02/08/61 (Call 08/08/60)	25	17,572
2.95%, 09/11/49 (Call 03/11/49)	30	23,366
3.20%, 05/11/27 (Call 02/11/27)	60	58,515
3.25%, 08/08/29	20	19,122
3.35%, 02/09/27 (Call 11/09/26)	60	59,023
3.35%, 08/08/32	20	18,909
3.75%, 11/13/47 (Call 05/13/47)	25	22,439
3.85%, 05/04/43	50	45,892
3.85%, 08/04/46 (Call 02/04/46)	54	49,138
4.38%, 05/13/45	40	39,253
4.65%, 02/23/46 (Call 08/23/45)	30	30,709
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	15	13,216
2.30%, 09/14/31 (Call 06/14/31)	10	7,918
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(d)	40	26,099
5.85%, 07/15/25 (Call 06/15/25)	50	51,769
6.02%, 06/15/26 (Call 03/15/26)(a)	25	25,975
6.10%, 07/15/27 (Call 05/15/27)	10	10,530
6.20%, 07/15/30 (Call 04/15/30)	35	36,394
8.10%, 07/15/36 (Call 01/15/36)	15	17,426
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	20	15,837
Hewlett Packard Enterprise Co., 6.20%, 10/15/35 (Call 04/15/35)	10	10,642
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	20	15,893
3.00%, 06/17/27 (Call 04/17/27)(a)	35	32,406
4.75%, 01/15/28 (Call 12/15/27)	10	9,848
5.50%, 01/15/33 (Call 10/15/32)	10	9,617
6.00%, 09/15/41(a)	25	24,271
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	125	95,406
3.30%, 05/15/26	100	96,964
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)(d)	25	19,326
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	50	48,847
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	40	39,278
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	25	20,539
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	10	8,154
4.75%, 02/15/26 (Call 11/15/25)	40	38,534

		1,358,570

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.25%, 03/15/24	15	14,925
3.70%, 08/01/47 (Call 02/01/47)(a)	25	22,379
Estee Lauder Companies Inc. (The), 3.13%, 12/01/49 (Call 06/01/49)	50	39,408

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The)
0.55%, 10/29/25	$10	$9,087
1.00%, 04/23/26	10	9,159
2.45%, 11/03/26	10	9,571
2.80%, 03/25/27	25	24,051
3.60%, 03/25/50	25	22,985
5.55%, 03/05/37	30	34,194
Unilever Capital Corp., 5.90%, 11/15/32	56	63,440

		249,199

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	45	43,507

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/32 (Call 10/30/31)	150	120,646
Affiliated Managers Group Inc., 3.50%, 08/01/25	10	9,809
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	20	17,477
2.88%, 01/15/26 (Call 12/15/25)	60	55,345
3.00%, 02/01/30 (Call 11/01/29)	25	20,986
3.63%, 12/01/27 (Call 09/01/27)	33	30,005
4.63%, 10/01/28 (Call 07/01/28)	10	9,421
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	10	9,212
Ally Financial Inc.
4.75%, 06/09/27 (Call 05/09/27)	100	97,539
5.13%, 09/30/24	15	15,214
5.80%, 05/01/25 (Call 04/01/25)	10	10,237
8.00%, 11/01/31	50	55,204
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(a)	25	22,596
2.50%, 07/30/24 (Call 06/30/24)	35	34,051
3.00%, 10/30/24 (Call 09/29/24)	60	58,805
3.13%, 05/20/26 (Call 04/20/26)	10	9,652
3.30%, 05/03/27 (Call 04/03/27)	10	9,569
3.95%, 08/01/25 (Call 07/01/25)	25	24,739
4.05%, 05/03/29 (Call 03/03/29)	10	9,703
4.05%, 12/03/42	10	9,086
4.42%, 08/03/33 (Call 08/03/32)(b)	30	28,962
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	50	47,572
3.70%, 10/15/24	5	4,961
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(a)	25	21,909
Blackstone Private Credit Fund
2.35%, 11/22/24	10	9,284
2.63%, 12/15/26	10	8,446
3.25%, 03/15/27	15	12,871
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	50	42,196
4.35%, 04/15/30 (Call 01/15/30)	25	23,606
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	10	9,750
3.30%, 10/30/24 (Call 09/30/24)	10	9,809
3.75%, 07/28/26 (Call 06/28/26)	63	60,641
4.20%, 10/29/25 (Call 09/29/25)	60	59,251
4.93%, 05/10/28 (Call 05/10/27), (SOFR + 2.057%)(b)	50	49,408
4.99%, 07/24/26 (Call 07/24/25)(b)	20	19,987
5.25%, 07/26/30 (Call 07/26/29)(b)	10	9,863
5.27%, 05/10/33 (Call 05/10/32)(b)	50	48,818

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Cboe Global Markets Inc.
3.00%, 03/16/32 (Call 12/16/31)	$15	$13,289
3.65%, 01/12/27 (Call 10/12/26)	25	24,429
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	90	80,985
1.15%, 05/13/26 (Call 04/13/26)	20	18,035
1.65%, 03/11/31 (Call 12/11/30)	10	8,073
2.00%, 03/20/28 (Call 01/20/28)	10	8,991
2.30%, 05/13/31 (Call 02/13/31)	10	8,515
2.45%, 03/03/27 (Call 02/03/27)	10	9,332
2.90%, 03/03/32 (Call 12/03/31)	20	17,648
3.63%, 04/01/25 (Call 01/01/25)	15	14,804
3.85%, 05/21/25 (Call 03/21/25)	15	15,024
4.00%, 02/01/29 (Call 11/01/28)	10	9,836
4.20%, 03/24/25 (Call 02/24/25)	5	5,023
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	15	9,815
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	20	17,607
3.00%, 03/15/25 (Call 12/15/24)	20	19,614
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	37	36,071
3.95%, 11/06/24 (Call 08/06/24)	58	57,394
4.10%, 02/09/27 (Call 11/09/26)	45	43,332
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	20	15,890
2.95%, 08/12/51 (Call 02/12/51)	15	10,392
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	50	39,451
2.10%, 06/15/30 (Call 03/15/30)	25	21,112
3.00%, 06/15/50 (Call 12/15/49)	60	43,755
4.95%, 06/15/52 (Call 12/15/51)	25	24,582
Invesco Finance PLC, 5.38%, 11/30/43	10	9,853
Jefferies Group LLC, 6.25%, 01/15/36	20	20,182
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	10	7,761
4.15%, 01/23/30	10	9,009
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	20	18,899
4.38%, 03/11/29 (Call 12/11/28)	10	9,598
Legg Mason Inc., 5.63%, 01/15/44	10	10,323
Mastercard Inc.
3.85%, 03/26/50 (Call 09/26/49)	27	24,408
3.95%, 02/26/48 (Call 08/26/47)	40	36,727
Morgan Stanley Domestic Holdings Inc., 4.50%, 06/20/28 (Call 03/20/28)	25	24,752
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	40	39,391
ORIX Corp., 3.25%, 12/04/24	60	58,699
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	5	4,807
4.88%, 03/15/27 (Call 09/15/26)	10	9,319
6.63%, 03/15/25 (Call 09/15/24)	5	5,009
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	45	44,191
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	35	31,723
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	25	23,421
4.25%, 08/15/24 (Call 05/15/24)	35	34,591
4.50%, 07/23/25 (Call 04/23/25)	60	58,662
5.15%, 03/19/29 (Call 12/19/28)	20	19,035

Security	Par (000)	Value

Diversified Financial Services (continued)
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	$25	$19,981
2.05%, 04/15/30 (Call 01/15/30)	10	8,768
4.15%, 12/14/35 (Call 06/14/35)	25	24,778
4.30%, 12/14/45 (Call 06/14/45)	50	48,253
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	35	30,992

		2,302,761

Electric — 2.6%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	25	19,303
3.95%, 06/01/28 (Call 03/01/28)	75	72,257
Series H, 3.45%, 01/15/50 (Call 07/15/49)	50	37,977
Series I, 2.10%, 07/01/30 (Call 04/01/30)	50	41,309
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	50	44,414
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)(a)	50	45,568
6.00%, 03/01/39	5	5,487
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	100	96,415
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	25	18,150
3.25%, 03/15/50 (Call 09/15/49)	20	15,480
American Electric Power Co. Inc.
3.25%, 03/01/50 (Call 09/01/49)	30	21,361
3.88%, 02/15/62 (Call 11/15/26)(b)	10	8,511
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	10	9,639
Arizona Public Service Co., 3.35%, 05/15/50 (Call 11/15/49)	15	10,748
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	25	23,367
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	15	13,652
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	60	50,887
3.75%, 08/15/47 (Call 02/15/47)	25	21,204
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	10	7,128
4.45%, 01/15/49 (Call 07/15/48)	25	23,238
4.60%, 05/01/53 (Call 11/01/52)(d)	10	9,547
6.13%, 04/01/36	50	54,958
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	10	8,280
3.05%, 10/15/29 (Call 07/15/29)	10	8,733
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)	10	9,349
CenterPoint Energy Inc.
2.95%, 03/01/30 (Call 12/01/29)	41	36,505
3.70%, 09/01/49 (Call 03/01/49)	15	11,896
CMS Energy Corp.
3.75%, 12/01/50 (Call 09/01/30)(b)	5	4,049
4.75%, 06/01/50 (Call 03/01/30)(b)	10	9,208
Commonwealth Edison Co.
4.00%, 03/01/49 (Call 09/01/48)	25	22,209
4.70%, 01/15/44 (Call 07/15/43)	35	34,006
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	25	21,431
Connecticut Light & Power Co. (The), Series A, 4.15%, 06/01/45 (Call 12/01/44)	15	13,512
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	25	21,364
4.45%, 03/15/44 (Call 09/15/43)	45	41,715
4.50%, 05/15/58 (Call 11/15/57)	15	13,491
Series 05-A, 5.30%, 03/01/35	25	25,541
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	25	20,932
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	25	21,619

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	$10	$9,703
5.60%, 06/15/42 (Call 12/15/41)	17	16,834
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	25	19,209
3.50%, 08/01/51 (Call 02/01/51)	25	20,705
Dominion Energy Inc., Series A, 1.45%, 04/15/26 (Call 03/15/26)	50	45,476
Dominion Energy South Carolina Inc., 6.05%, 01/15/38	30	33,179
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	25	19,000
3.75%, 08/15/47 (Call 02/15/47)	25	21,631
DTE Energy Co.
4.22%, 11/01/24	10	9,962
Series C, 3.40%, 06/15/29 (Call 03/15/29)(a)	30	27,461
Series F, 1.05%, 06/01/25 (Call 05/01/25)	60	54,983
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)	60	53,141
3.55%, 03/15/52 (Call 09/15/51)	25	20,570
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	50	38,542
3.75%, 09/01/46 (Call 03/01/46)	50	39,247
4.30%, 03/15/28	10	9,800
4.50%, 08/15/32	10	9,639
5.00%, 08/15/52	10	9,503
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	50	48,314
3.80%, 07/15/28 (Call 04/15/28)	69	67,544
6.35%, 09/15/37	65	73,256
Duke Energy Progress LLC
3.45%, 03/15/29 (Call 12/15/28)	60	57,160
4.15%, 12/01/44 (Call 06/01/44)	68	60,413
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	25	23,516
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	25	21,953
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	25	24,546
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	20	19,648
Entergy Arkansas LLC, 3.35%, 06/15/52 (Call 12/15/51)	5	3,874
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	50	44,913
1.90%, 06/15/28 (Call 04/15/28)(a)	50	43,137
2.40%, 06/15/31 (Call 03/05/31)	30	24,372
2.95%, 09/01/26 (Call 06/01/26)	50	47,040
3.75%, 06/15/50 (Call 12/15/49)	15	11,811
Entergy Louisiana LLC
3.25%, 04/01/28 (Call 01/01/28)	25	23,363
4.95%, 01/15/45 (Call 01/15/25)	50	47,681
Evergy Kansas Central Inc., 3.25%, 09/01/49 (Call 03/01/49)	35	26,947
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	14	11,956
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	25	21,217
2.90%, 03/01/27 (Call 02/01/27)	10	9,383
3.38%, 03/01/32 (Call 12/01/31)	10	8,997
3.45%, 01/15/50 (Call 07/15/49)	15	11,757
Series M, 3.30%, 01/15/28 (Call 10/15/27)	35	32,987
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	50	48,436
4.05%, 04/15/30 (Call 01/15/30)	50	48,052
4.70%, 04/15/50 (Call 10/15/49)	25	23,341

Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co.
4.13%, 02/01/42 (Call 08/01/41)	$50	$46,374
5.25%, 02/01/41 (Call 08/01/40)	50	52,326
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	10	9,362
Georgia Power Co., Series A, 3.25%, 03/15/51 (Call 09/15/50)	55	40,716
Iberdrola International BV
5.81%, 03/15/25	15	15,631
6.75%, 07/15/36	10	11,167
Interstate Power & Light Co., 3.10%, 11/30/51 (Call 05/30/51)	10	7,205
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	50	47,367
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	5	4,881
MidAmerican Energy Co., 6.75%, 12/30/31	35	40,749
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27 (Call 01/25/27)	25	23,929
3.70%, 03/15/29 (Call 12/15/28)	40	38,029
4.30%, 03/15/49 (Call 09/15/48)	15	13,632
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)	50	47,952
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	10	8,974
1.90%, 06/15/28 (Call 04/15/28)	50	43,297
3.50%, 04/01/29 (Call 01/01/29)	50	46,786
4.20%, 06/20/24	10	10,009
4.26%, 09/01/24	10	10,010
4.45%, 06/20/25	10	10,050
4.63%, 07/15/27 (Call 06/15/27)	20	20,094
Northern States Power Co./MN
2.90%, 03/01/50 (Call 09/01/49)	35	26,367
3.60%, 09/15/47 (Call 03/15/47)	35	29,388
NSTAR Electric Co., 1.95%, 08/15/31 (Call 05/15/31)	30	25,016
Oglethorpe Power Corp.
4.50%, 04/01/47 (Call 10/01/46)(d)	10	8,629
5.25%, 09/01/50	22	20,449
5.38%, 11/01/40	5	4,812
Oklahoma Gas & Electric Co., 4.15%, 04/01/47 (Call 10/01/46)	15	13,247
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (Call 03/30/47)	25	21,840
4.55%, 12/01/41 (Call 06/01/41)	19	18,364
4.60%, 06/01/52 (Call 12/01/51)(d)	15	14,773
5.75%, 03/15/29 (Call 12/15/28)	50	53,802
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	50	38,237
3.50%, 08/01/50 (Call 02/01/50)	50	33,211
4.50%, 07/01/40 (Call 01/01/40)	50	39,104
4.55%, 07/01/30 (Call 01/01/30)	60	53,405
4.95%, 07/01/50 (Call 01/01/50)	50	40,004
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	10	7,209
6.00%, 01/15/39	50	54,361
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	70	63,792
PPL Electric Utilities Corp., 4.15%, 06/15/48 (Call 12/15/47)	50	45,307
Public Service Co. of Colorado
4.05%, 09/15/49 (Call 03/15/49)	25	22,236
Series 17, 6.25%, 09/01/37	25	28,799
Public Service Electric & Gas Co., 4.05%, 05/01/48 (Call 11/01/47)	50	44,997
Public Service Enterprise Group Inc., 0.80%, 08/15/25 (Call 07/15/25)	60	54,172
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)	40	37,005
Puget Sound Energy Inc., 3.25%, 09/15/49 (Call 03/15/49)	31	23,344

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
San Diego Gas & Electric Co.
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	$25	$22,132
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	25	18,500
Sempra Energy
4.00%, 02/01/48 (Call 08/01/47)	35	29,219
4.13%, 04/01/52 (Call 01/01/27)(b)	25	21,153
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	50	38,312
4.00%, 04/01/47 (Call 10/01/46)	25	20,155
4.65%, 10/01/43 (Call 04/01/43)	50	45,089
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	10	9,168
4.40%, 07/01/46 (Call 01/01/46)	56	49,377
Southern Power Co., 5.15%, 09/15/41	25	23,960
Tucson Electric Power Co., 4.00%, 06/15/50 (Call 12/15/49)	20	16,548
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	50	33,600
4.00%, 01/15/43 (Call 07/15/42)	50	44,287
8.88%, 11/15/38	15	20,955
Series A, 3.15%, 01/15/26 (Call 10/15/25)	50	48,531
Series C, 4.00%, 11/15/46 (Call 05/15/46)	50	43,944
Wisconsin Power and Light Co., 3.00%, 07/01/29 (Call 04/01/29)	50	45,566
Wisconsin Public Service Corp., 3.30%, 09/01/49 (Call 03/01/49)	30	23,529
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	65	59,611

		4,302,685

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.00%, 12/21/28 (Call 10/21/28)	20	17,780

Electronics — 0.3%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	35	28,800
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)	10	9,533
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	5	4,766
4.88%, 06/15/29 (Call 03/15/29)	25	23,615
4.88%, 05/12/30 (Call 02/12/30)	15	14,160
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	50	47,843
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	10	8,923
3.81%, 11/21/47 (Call 05/21/47)	50	45,093
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	25	20,904
3.35%, 03/01/26 (Call 12/01/25)	15	14,535
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	30	26,300
4.60%, 04/06/27 (Call 01/06/27)	25	25,083
Legrand France SA, 8.50%, 02/15/25	5	5,506
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	40	35,002
2.38%, 08/09/28 (Call 06/09/28)	25	20,974
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	40	40,164
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	25	21,870
2.40%, 04/01/28 (Call 02/01/28)	10	8,129
2.95%, 04/01/31 (Call 01/01/31)	15	11,534

		412,734

Entertainment — 0.1%
Magallanes Inc.
3.64%, 03/15/25(d)	30	28,976

Security	Par (000)	Value

Entertainment (continued)
3.76%, 03/15/27 (Call 02/15/27)(d)	$40	$37,362
4.28%, 03/15/32 (Call 12/15/31)(d)	65	56,463
5.05%, 03/15/42 (Call 09/15/41)(d)	15	12,258
5.14%, 03/15/52 (Call 09/15/51)(d)	50	40,254
5.39%, 03/15/62 (Call 09/15/61)(d)	50	40,208

		215,521

Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	5	4,465
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)(a)	40	31,476
3.05%, 03/01/50 (Call 09/01/49)	15	11,205
Waste Connections Inc.
3.20%, 06/01/32 (Call 03/01/32)	50	44,503
4.25%, 12/01/28 (Call 09/01/28)	10	9,827
Waste Management Inc., 2.50%, 11/15/50 (Call 05/15/50)	20	13,446

		114,922

Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	25	27,344
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	25	17,704
4.15%, 03/15/28 (Call 12/15/27)	25	24,551
Conagra Brands Inc., 5.40%, 11/01/48 (Call 05/01/48)	25	23,718
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	10	8,300
General Mills Inc., 3.00%, 02/01/51 (Call 08/01/50)	25	18,179
Hershey Co. (The), 3.13%, 11/15/49 (Call 05/15/49)	25	19,820
Hormel Foods Corp., 0.65%, 06/03/24 (Call 10/03/22)	250	237,472
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	25	20,031
3.50%, 03/15/25	27	26,640
4.25%, 03/15/35	25	23,026
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	10	8,297
3.25%, 04/01/26	10	9,703
4.30%, 05/15/28 (Call 02/15/28)	65	64,258
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	40	33,944
4.88%, 10/01/49 (Call 04/01/49)	25	22,670
5.00%, 06/04/42	25	23,315
5.20%, 07/15/45 (Call 01/15/45)	50	46,992
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	25	23,609
4.45%, 02/01/47 (Call 08/01/46)	25	22,671
5.15%, 08/01/43 (Call 02/01/43)	25	24,524
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	10	8,912
3.15%, 08/15/24 (Call 06/15/24)	10	9,841
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	10	9,358
2.63%, 09/04/50 (Call 03/04/50)	10	6,718
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	10	8,602
3.30%, 07/15/26 (Call 04/15/26)	60	58,049
5.95%, 04/01/30 (Call 01/01/30)	10	10,646
6.60%, 04/01/40 (Call 10/01/39)	35	39,976
Tyson Foods Inc.
4.00%, 03/01/26 (Call 01/01/26)	10	9,885
5.10%, 09/28/48 (Call 03/28/48)	25	24,681

		913,436

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper — 0.1%
International Paper Co.
4.40%, 08/15/47 (Call 02/15/47)	$25	$21,921
5.00%, 09/15/35 (Call 03/15/35)(a)	35	34,915
Suzano Austria GmbH, 2.50%, 09/15/28 (Call 07/15/28)	90	75,958

		132,794

Gas — 0.2%
Atmos Energy Corp., 4.13%, 03/15/49 (Call 09/15/48)	59	52,928
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	25	20,409
4.10%, 09/01/47 (Call 03/01/47)	15	13,324
4.40%, 07/01/32 (Call 04/01/32)	10	9,973
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	25	24,061
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	70	63,686
1.70%, 02/15/31 (Call 11/15/30)	25	19,648
3.95%, 03/30/48 (Call 09/30/47)	25	20,560
4.38%, 05/15/47 (Call 11/15/46)	5	4,411
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	10	8,267
4.66%, 02/01/44 (Call 08/01/43)	15	13,746
Southern California Gas Co., Series XX, 2.55%, 02/01/30 (Call 11/01/29)	25	22,282
Southern Co. Gas Capital Corp., 5.88%, 03/15/41 (Call 09/15/40)	25	25,970
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)	25	19,740
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	15	11,104
Washington Gas Light Co., Series K, 3.80%, 09/15/46 (Call 03/15/46)	10	8,359

		338,468

Hand & Machine Tools — 0.1%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	15	11,827
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	30	25,655
4.25%, 11/15/28 (Call 08/15/28)	50	49,488

		86,970

Health Care - Products — 0.4%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	25	26,323
4.90%, 11/30/46 (Call 05/30/46)	25	26,338
5.30%, 05/27/40	25	27,005
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	50	44,936
2.60%, 08/15/26 (Call 05/15/26)	25	23,352
3.13%, 12/01/51 (Call 06/01/51)	25	17,517
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	33	31,090
2.65%, 06/01/30 (Call 03/01/30)(a)	35	30,566
4.70%, 03/01/49 (Call 09/01/48)	17	16,174
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	15	13,776
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	25	20,600
DH Europe Finance II Sarl, 3.40%, 11/15/49 (Call 05/15/49)	40	32,287
Koninklijke Philips NV, 5.00%, 03/15/42	25	23,482
Medtronic Inc.
4.38%, 03/15/35	25	24,806
4.63%, 03/15/45	25	25,068
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	10	8,926
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	31	30,704
3.38%, 11/01/25 (Call 08/01/25)	40	38,983

Security	Par (000)	Value

Health Care - Products (continued)
4.38%, 05/15/44 (Call 11/15/43)	$35	$31,523
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	62	56,625
4.10%, 08/15/47 (Call 02/15/47)	25	23,318
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)	50	47,851

		621,250

Health Care - Services — 0.9%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	25	22,506
Advocate Health & Hospitals Corp., 4.27%, 08/15/48 (Call 02/15/48)	30	27,710
Aetna Inc.
4.50%, 05/15/42 (Call 11/15/41)	10	8,921
4.75%, 03/15/44 (Call 09/15/43)	25	22,823
Ascension Health
4.85%, 11/15/53	5	5,204
Series B, 3.11%, 11/15/39 (Call 05/15/39)	25	20,519
Banner Health, 2.91%, 01/01/51 (Call 07/01/50)	25	18,184
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	15	14,173
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	20	13,974
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	40	35,743
Dignity Health, 5.27%, 11/01/64	15	14,012
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	25	18,711
3.35%, 12/01/24 (Call 10/01/24)	5	4,918
3.60%, 03/15/51 (Call 09/15/50)	25	20,108
3.65%, 12/01/27 (Call 09/01/27)	50	48,456
4.38%, 12/01/47 (Call 06/01/47)	25	23,090
4.55%, 03/01/48 (Call 09/01/47)	25	23,410
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	25	23,013
4.50%, 07/01/57 (Call 01/01/57)	5	4,868
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	35	23,960
4.38%, 03/15/42 (Call 09/15/41)(d)	40	32,742
5.13%, 06/15/39 (Call 12/15/38)	40	36,045
5.25%, 06/15/49 (Call 12/15/48)	40	35,752
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	10	8,738
2.15%, 02/03/32 (Call 11/03/31)(a)	10	8,109
3.13%, 08/15/29 (Call 05/15/29)(a)	15	13,632
3.95%, 08/15/49 (Call 02/15/49)	25	21,105
Kaiser Foundation Hospitals
4.88%, 04/01/42	25	25,356
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	32	24,432
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	25	18,603
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	60	54,049
3.25%, 09/01/24 (Call 07/01/24)	50	49,119
Mass General Brigham Inc., Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	25	21,581
Mayo Clinic, Series 2016, 4.13%, 11/15/52	25	23,304
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	15	11,426
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	15	13,423
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	5	4,146
3.98%, 11/01/46 (Call 11/01/45)	10	8,426

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Novant Health Inc., 3.32%, 11/01/61 (Call 05/01/61)	$15	$11,129
OhioHealth Corp., 2.83%, 11/15/41 (Call 05/15/41)	10	7,525
Orlando Health Obligated Group, 3.33%, 10/01/50 (Call 04/01/50)	25	19,835
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	15	12,098
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	25	18,340
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	10	6,622
Series I, 3.74%, 10/01/47	10	8,434
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	10	8,542
2.95%, 06/30/30 (Call 03/30/30)	35	30,863
3.45%, 06/01/26 (Call 03/01/26)	35	34,119
4.25%, 04/01/24 (Call 01/01/24)	25	25,020
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	5	4,472
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)(a)	25	23,952
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	5	4,940
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	5	4,541
2.30%, 05/15/31 (Call 02/15/31)	50	42,923
2.90%, 05/15/50 (Call 11/15/49)	25	18,282
3.25%, 05/15/51 (Call 11/15/50)	50	39,171
3.50%, 02/15/24(a)	185	184,574
3.50%, 08/15/39 (Call 02/15/39)	30	25,778
3.70%, 08/15/49 (Call 02/15/49)	50	42,541
3.88%, 08/15/59 (Call 02/15/59)	25	21,304
4.38%, 03/15/42 (Call 09/15/41)	30	28,418
4.75%, 07/15/45	39	38,585
5.95%, 02/15/41 (Call 08/15/40)	25	28,032
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(d)	25	19,671
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	5	4,862
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	10	6,706

		1,525,570

Holding Companies - Diversified — 0.2%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	10	9,380
4.20%, 06/10/24 (Call 05/10/24)	45	44,601
4.25%, 03/01/25 (Call 01/01/25)	10	9,728
Bain Capital Specialty Finance Inc., 2.55%, 10/13/26 (Call 09/13/26)	15	12,709
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	10	8,293
2.85%, 09/30/28 (Call 07/30/28)	20	15,904
3.63%, 01/15/26 (Call 12/15/25)	20	18,749
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	20	16,953
3.25%, 07/15/27 (Call 06/15/27)	10	8,638
4.13%, 02/01/25 (Call 01/01/25)	10	9,668
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)(a)	65	63,576
Golub Capital BDC Inc., 2.05%, 02/15/27 (Call 01/15/27)	20	16,648
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	25	24,076
Owl Rock Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	25	22,374
3.75%, 07/22/25 (Call 06/22/25)	10	9,395

Security	Par (000)	Value

Holding Companies - Diversified (continued)
4.25%, 01/15/26 (Call 12/15/25)	$25	$23,558
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	10	7,682
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	10	8,738
3.88%, 11/01/24 (Call 10/01/24)	25	24,184

		354,854

Home Builders — 0.1%
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)	10	8,382
2.60%, 10/15/25 (Call 09/15/25)	25	23,493
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	50	50,303
5.88%, 11/15/24 (Call 05/15/24)	50	51,200
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	5	3,593
3.85%, 01/15/30 (Call 07/15/29)	5	4,075
3.97%, 08/06/61 (Call 02/06/61)	15	8,691
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)	60	60,147
Toll Brothers Finance Corp.
4.88%, 11/15/25 (Call 08/15/25)(a)	10	9,904
4.88%, 03/15/27 (Call 12/15/26)	20	19,246

		239,034

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	5	4,958
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	55	51,158
Whirlpool Corp.
4.60%, 05/15/50 (Call 11/15/49)	20	16,644
4.75%, 02/26/29 (Call 11/26/28)(a)	10	9,842

		82,602

Household Products & Wares — 0.0%
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	10	8,165
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	10	8,748
2.88%, 02/07/50 (Call 08/07/49)(a)	25	18,645
3.10%, 03/26/30 (Call 12/26/29)	10	9,304
3.20%, 04/25/29 (Call 01/25/29)	25	23,575

		68,437

Insurance — 1.1%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	50	47,576
3.63%, 11/15/24	25	24,895
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	25	22,627
4.50%, 06/15/43	25	23,305
American International Group Inc.
4.75%, 04/01/48 (Call 10/01/47)	25	23,653
4.80%, 07/10/45 (Call 01/10/45)	20	18,653
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(b)	10	9,405
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	59	55,954
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	50	40,465
2.90%, 08/23/51 (Call 02/23/51)	10	6,934
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	25	19,391
Arthur J Gallagher & Co., 3.50%, 05/20/51 (Call 11/20/50)	10	7,611
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	25	22,127
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	10	8,614

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	$69	$64,835
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	10	9,623
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	60	41,079
2.85%, 10/15/50 (Call 04/15/50)	25	18,241
4.20%, 08/15/48 (Call 02/15/48)	25	23,234
4.25%, 01/15/49 (Call 07/15/48)	25	23,470
4.40%, 05/15/42	5	4,795
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	25	24,473
4.50%, 02/11/43	5	4,855
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	40	39,610
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	15	11,897
4.20%, 09/15/24 (Call 06/15/24)	20	19,877
4.50%, 03/15/29 (Call 12/15/28)	10	9,724
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)	25	17,652
3.15%, 03/15/25	5	4,929
3.35%, 05/03/26 (Call 02/03/26)	47	45,989
4.35%, 11/03/45 (Call 05/03/45)	25	23,486
CNA Financial Corp.
3.90%, 05/01/29 (Call 02/01/29)	25	23,439
4.50%, 03/01/26 (Call 12/01/25)	25	25,054
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	15	14,495
Corebridge Financial Inc.
3.90%, 04/05/32 (Call 01/05/32)(d)	10	8,989
4.35%, 04/05/42 (Call 10/05/41)(d)	10	8,473
4.40%, 04/05/52 (Call 10/05/51)(d)	10	8,222
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	10	9,378
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	25	23,402
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52 (Call 04/15/52)	15	10,415
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	10	9,418
4.85%, 04/17/28 (Call 01/17/28)	30	29,384
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	10	7,928
4.50%, 08/15/28 (Call 05/15/28)	10	9,738
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	10	7,690
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	25	24,769
Hartford Financial Services Group Inc. (The), 2.90%, 09/15/51 (Call 03/15/51)	25	17,162
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)(d)	10	7,993
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)	100	95,670
Manulife Financial Corp., 4.15%, 03/04/26	41	40,636
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	40	36,242
3.45%, 05/07/52 (Call 11/07/51)	5	3,696
3.50%, 11/01/27 (Call 08/01/27)	10	9,449
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	10	8,487
4.38%, 03/15/29 (Call 12/15/28)	25	24,843
4.90%, 03/15/49 (Call 09/15/48)	25	24,982
MetLife Inc.
4.05%, 03/01/45	50	44,046
4.88%, 11/13/43	55	54,201
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	28	28,215

Security	Par (000)	Value

Insurance (continued)
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	$25	$23,395
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	20	16,705
Principal Financial Group Inc.
3.70%, 05/15/29 (Call 02/15/29)	10	9,418
4.35%, 05/15/43	20	17,756
Progressive Corp. (The)
4.20%, 03/15/48 (Call 09/15/47)	15	13,757
6.25%, 12/01/32	25	28,517
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	50	41,469
3.88%, 03/27/28 (Call 12/27/27)	50	49,077
3.94%, 12/07/49 (Call 06/07/49)	25	21,680
5.13%, 03/01/52 (Call 11/28/31)(b)	50	46,704
Prudential PLC, 3.13%, 04/14/30	25	22,271
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	50	49,124
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	15	14,166
3.70%, 04/01/25 (Call 01/01/25)	5	4,891
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	20	16,404
Swiss Re America Holding Corp., 7.00%, 02/15/26	15	16,238
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	30	20,897
3.05%, 06/08/51 (Call 12/08/50)	25	19,068
4.60%, 08/01/43	25	23,663
Unum Group, 4.50%, 12/15/49 (Call 06/15/49)	15	11,636
Voya Financial Inc., 4.80%, 06/15/46	15	13,317
W R Berkley Corp., 4.00%, 05/12/50 (Call 11/12/49)	25	20,704
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	25	21,564

		1,857,816

Internet — 0.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)(a)	200	188,870
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	50	35,345
2.25%, 08/15/60 (Call 02/15/60)	25	15,988
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	145	134,118
2.50%, 06/03/50 (Call 12/03/49)	25	17,420
2.70%, 06/03/60 (Call 12/03/59)	35	23,409
3.10%, 05/12/51 (Call 11/12/50)	50	39,137
3.15%, 08/22/27 (Call 05/22/27)	88	85,033
3.80%, 12/05/24 (Call 09/05/24)	5	5,025
3.88%, 08/22/37 (Call 02/22/37)	55	51,593
3.95%, 04/13/52 (Call 10/13/51)	40	36,363
4.25%, 08/22/57 (Call 02/22/57)	25	23,612
4.80%, 12/05/34 (Call 06/05/34)	40	42,109
4.95%, 12/05/44 (Call 06/05/44)	25	26,096
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	10	9,848
3.65%, 03/15/25 (Call 12/15/24)	10	9,930
4.63%, 04/13/30 (Call 01/13/30)	25	25,114
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	25	23,598
4.00%, 07/15/42 (Call 01/15/42)	25	20,723
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	25	21,635
4.63%, 08/01/27 (Call 05/01/27)	10	9,753
VeriSign Inc., 4.75%, 07/15/27 (Call 10/03/22)	25	24,708

		869,427

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 0.1%
ArcelorMittal SA, 4.55%, 03/11/26	$25	$24,531
Nucor Corp., 2.98%, 12/15/55 (Call 06/15/55)	23	15,358
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)	25	21,600
5.00%, 12/15/26 (Call 10/03/22)	55	54,617
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	27	23,433
6.25%, 08/10/26	30	31,454
6.88%, 11/10/39	10	10,354

		181,347

Leisure Time — 0.0%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	10	7,407

Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 01/15/31 (Call 10/15/30)	10	8,722
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 10/03/22)	5	4,745
5.63%, 04/23/25 (Call 03/23/25)	45	45,467
6.00%, 04/23/30 (Call 01/23/30)(a)	10	10,188
Marriott International Inc./MD
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	20	17,150
Series R, 3.13%, 06/15/26 (Call 03/15/26)	25	23,719
Series X, 4.00%, 04/15/28 (Call 01/15/28)	35	33,236

		143,227

Machinery — 0.3%
Caterpillar Financial Services Corp., 1.10%, 09/14/27	20	17,511
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	50	41,180
6.05%, 08/15/36	28	32,166
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	50	47,357
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	25	19,839
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)	25	23,473
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	25	24,189
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	35	27,206
John Deere Capital Corp.
0.45%, 06/07/24	10	9,473
0.70%, 01/15/26	5	4,520
1.50%, 03/06/28	85	74,773
1.75%, 03/09/27	10	9,128
2.25%, 09/14/26	10	9,467
2.80%, 07/18/29	10	9,259
3.45%, 03/07/29	50	48,412
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	60	51,698
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	5	4,769
3.45%, 11/15/26 (Call 08/15/26)(a)	45	42,241
4.95%, 09/15/28 (Call 06/15/28)	10	9,721
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	50	43,999

		550,381

Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	30	25,782
3.00%, 08/07/25	50	48,740
3.63%, 10/15/47 (Call 04/15/47)	10	8,002
4.00%, 09/14/48 (Call 03/14/48)	50	42,174
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	70	67,164
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	58	55,598
3.65%, 06/15/24	10	9,909

Security	Par (000)	Value

Manufacturing (continued)
4.00%, 06/14/49 (Call 12/14/48)	$5	$4,240
4.20%, 11/21/34 (Call 05/21/34)	55	51,198
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	30	28,043
5.90%, 07/15/32 (Call 04/15/32)	10	9,965
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	32	26,074
4.00%, 03/15/26 (Call 12/15/25)	35	34,273
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/43	15	15,220
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	25	23,550

		449,932

Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	10	8,199
2.80%, 04/01/31 (Call 01/01/31)	10	8,103
3.50%, 06/01/41 (Call 12/01/40)	50	34,677
3.70%, 04/01/51 (Call 10/01/50)	50	33,292
3.75%, 02/15/28 (Call 11/15/27)	40	37,006
3.90%, 06/01/52 (Call 12/01/51)	50	33,915
4.20%, 03/15/28 (Call 12/15/27)	25	23,578
4.40%, 12/01/61 (Call 06/01/61)	25	17,703
4.50%, 02/01/24 (Call 01/01/24)	100	99,898
4.80%, 03/01/50 (Call 09/01/49)	45	35,353
4.91%, 07/23/25 (Call 04/23/25)	70	69,837
5.05%, 03/30/29 (Call 12/30/28)	10	9,600
5.25%, 04/01/53 (Call 10/01/52)	5	4,189
5.38%, 05/01/47 (Call 11/01/46)	45	38,352
6.38%, 10/23/35 (Call 04/23/35)	5	4,982
6.48%, 10/23/45 (Call 04/23/45)	40	38,092
Comcast Corp.
1.95%, 01/15/31 (Call 10/15/30)	25	20,705
2.65%, 02/01/30 (Call 11/01/29)	50	44,285
2.94%, 11/01/56 (Call 05/01/56)	75	51,172
2.99%, 11/01/63 (Call 05/01/63)	106	71,002
3.15%, 03/01/26 (Call 12/01/25)	25	24,308
3.25%, 11/01/39 (Call 05/01/39)	50	40,709
3.38%, 08/15/25 (Call 05/15/25)	25	24,587
3.40%, 04/01/30 (Call 01/01/30)	25	23,319
3.40%, 07/15/46 (Call 01/15/46)	25	19,553
3.75%, 04/01/40 (Call 10/01/39)	25	21,672
3.90%, 03/01/38 (Call 09/01/37)	50	45,021
4.20%, 08/15/34 (Call 02/15/34)	50	47,766
4.25%, 10/15/30 (Call 07/15/30)	25	24,680
4.65%, 07/15/42	25	23,530
4.70%, 10/15/48 (Call 04/15/48)	25	23,956
4.75%, 03/01/44	25	23,849
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	5	4,838
3.95%, 06/15/25 (Call 03/15/25)	84	81,947
4.65%, 05/15/50 (Call 11/15/49)	25	18,977
5.20%, 09/20/47 (Call 03/20/47)	50	40,773
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	50	49,490
5.58%, 01/25/49 (Call 07/25/48)	50	48,785
Grupo Televisa SAB, 6.63%, 01/15/40	25	26,864
Meta Platforms Inc.
3.50%, 08/15/27	20	19,374
3.85%, 08/15/32	20	18,807

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.45%, 08/15/52	$20	$18,200
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	25	23,203
4.20%, 05/19/32 (Call 02/19/32)	35	30,795
4.38%, 03/15/43	25	18,737
4.95%, 05/19/50 (Call 11/19/49)	20	16,286
5.85%, 09/01/43 (Call 03/01/43)	25	22,605
Thomson Reuters Corp., 5.50%, 08/15/35	29	29,184
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	30	22,720
5.88%, 11/15/40 (Call 05/15/40)	15	13,481
6.55%, 05/01/37	35	34,419
6.75%, 06/15/39	30	29,249
TWDC Enterprises 18 Corp., Series E, 4.13%, 12/01/41	22	20,053
Walt Disney Co. (The)
2.20%, 01/13/28	50	45,497
2.75%, 09/01/49 (Call 03/01/49)	50	35,910
3.60%, 01/13/51 (Call 07/13/50)	50	41,891
3.70%, 10/15/25 (Call 07/15/25)	50	49,615
3.80%, 05/13/60 (Call 11/13/59)	50	42,009

		1,830,599

Mining — 0.3%
Barrick Gold Corp., 5.25%, 04/01/42	40	38,983
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	30	27,489
5.00%, 09/30/43	40	40,560
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	10	9,358
4.38%, 08/01/28 (Call 08/01/23)	10	9,428
4.55%, 11/14/24 (Call 08/14/24)	5	5,033
4.63%, 08/01/30 (Call 08/01/25)	10	9,245
5.40%, 11/14/34 (Call 05/14/34)	5	4,732
5.45%, 03/15/43 (Call 09/15/42)	50	44,892
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	80	65,744
Rio Tinto Alcan Inc.
5.75%, 06/01/35	5	5,412
6.13%, 12/15/33	55	62,488
7.25%, 03/15/31	30	35,527
Southern Copper Corp., 6.75%, 04/16/40	45	50,632
Teck Resources Ltd., 6.25%, 07/15/41 (Call 01/15/41)(a)	30	29,363
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	30	23,460

		462,346

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	10	8,697
3.57%, 12/01/31 (Call 09/01/31)	25	21,042
4.13%, 05/01/25 (Call 10/03/22)	5	4,928
4.25%, 04/01/28 (Call 10/03/22)	10	9,242
5.50%, 12/01/24 (Call 06/01/24)	75	76,717

		120,626

Oil & Gas — 1.2%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	50	35,092
2.94%, 06/04/51 (Call 12/04/50)	50	36,070
3.00%, 02/24/50 (Call 08/24/49)	10	7,313
3.02%, 01/16/27 (Call 10/16/26)	10	9,568
3.06%, 06/17/41 (Call 12/17/40)	50	39,278
3.12%, 05/04/26 (Call 02/04/26)	10	9,679
3.94%, 09/21/28 (Call 06/21/28)	10	9,780

Security	Par (000)	Value

Oil & Gas (continued)
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (Call 04/15/30)	$9	$7,848
3.80%, 04/15/24 (Call 01/15/24)	25	24,744
3.90%, 02/01/25 (Call 11/01/24)	25	24,623
4.95%, 06/01/47 (Call 12/01/46)(a)	25	23,633
5.85%, 02/01/35	15	14,844
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	25	23,982
5.40%, 06/15/47 (Call 12/15/46)	30	29,206
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)(a)	35	27,829
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	4	3,750
ConocoPhillips, 5.90%, 10/15/32	50	55,299
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	5	4,833
3.76%, 03/15/42 (Call 09/15/41)(d)	25	21,971
4.03%, 03/15/62 (Call 09/15/61)(d)	25	21,313
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	15	11,724
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(d)	10	9,547
4.38%, 03/15/29 (Call 12/15/28)(d)	35	33,811
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	75	71,659
5.00%, 06/15/45 (Call 12/15/44)	5	4,614
5.25%, 10/15/27 (Call 10/15/22)	25	25,028
5.88%, 06/15/28 (Call 06/15/23)	25	25,472
Diamondback Energy Inc.
3.25%, 12/01/26 (Call 10/01/26)	25	23,989
3.50%, 12/01/29 (Call 09/01/29)	25	22,724
4.40%, 03/24/51 (Call 09/24/50)	15	12,773
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)	10	10,027
4.95%, 04/15/50 (Call 10/15/49)	10	10,329
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	20	18,953
5.00%, 01/15/29 (Call 07/15/28)	10	9,793
6.13%, 02/01/25 (Call 01/01/25)	30	30,827
7.00%, 02/01/30 (Call 11/01/29)	5	5,354
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	75	69,626
2.38%, 05/22/30 (Call 02/22/30)	10	8,780
3.13%, 04/06/30 (Call 01/06/30)	75	69,480
3.25%, 11/10/24	30	29,717
3.25%, 11/18/49 (Call 05/18/49)	20	15,997
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	5	4,848
2.28%, 08/16/26 (Call 06/16/26)	10	9,445
2.44%, 08/16/29 (Call 05/16/29)(a)	40	36,078
2.99%, 03/19/25 (Call 02/19/25)	5	4,892
3.10%, 08/16/49 (Call 02/16/49)	25	19,549
3.45%, 04/15/51 (Call 10/15/50)	26	21,492
3.48%, 03/19/30 (Call 12/19/29)	50	47,897
4.11%, 03/01/46 (Call 09/01/45)	40	36,849
4.33%, 03/19/50 (Call 09/19/49)	25	23,838
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	15	12,684
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	45	44,276
7.13%, 03/15/33	15	16,663
7.30%, 08/15/31	25	27,916

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)(d)	$10	$8,984
5.88%, 04/01/26 (Call 01/01/26)(d)	10	10,053
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	30	29,177
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	65	65,424
6.50%, 03/01/41 (Call 09/01/40)	25	26,835
Ovintiv Inc., 6.50%, 02/01/38	25	25,534
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	20	18,097
2.15%, 12/15/30 (Call 09/15/30)	31	25,434
3.30%, 03/15/52 (Call 09/15/51)	25	18,617
3.85%, 04/09/25 (Call 03/09/25)	55	54,524
5.88%, 05/01/42	25	26,650
Shell International Finance BV
3.13%, 11/07/49 (Call 05/07/49)	50	38,778
3.75%, 09/12/46	50	42,981
3.88%, 11/13/28 (Call 08/13/28)	63	61,771
4.13%, 05/11/35	50	47,597
4.55%, 08/12/43	50	48,072
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)(a)	25	20,905
6.50%, 06/15/38	25	26,931
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	5	4,842
3.13%, 05/29/50 (Call 11/29/49)	55	42,650
3.75%, 04/10/24(a)	10	10,020
TotalEnergies Capital SA, 3.88%, 10/11/28	10	9,806
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	25	22,270
3.65%, 12/01/51 (Call 06/01/51)	50	38,108

		1,981,366

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	35	31,875
4.08%, 12/15/47 (Call 06/15/47)	25	20,792
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	85	75,245
5.00%, 11/15/45 (Call 05/15/45)	30	27,322
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	10	8,836

		164,070

Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	25	20,525
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	15	13,063
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	60	53,511
1.65%, 01/15/27 (Call 12/15/26)	10	8,611
Sonoco Products Co.
2.25%, 02/01/27 (Call 01/01/27)	45	40,904
2.85%, 02/01/32 (Call 11/01/31)	25	20,880
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	5	4,867
4.90%, 03/15/29 (Call 12/15/28)	50	49,966

		212,327

Pharmaceuticals — 1.9%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	30	28,704
3.20%, 11/21/29 (Call 08/21/29)	25	22,854
3.60%, 05/14/25 (Call 02/14/25)	65	63,870

Security	Par (000)	Value

Pharmaceuticals (continued)
3.85%, 06/15/24 (Call 03/15/24)	$105	$104,485
4.05%, 11/21/39 (Call 05/21/39)	50	44,094
4.25%, 11/21/49 (Call 05/21/49)	50	43,989
4.40%, 11/06/42	50	45,196
4.45%, 05/14/46 (Call 11/14/45)	25	22,673
4.55%, 03/15/35 (Call 09/15/34)	25	23,979
4.70%, 05/14/45 (Call 11/14/44)	25	23,374
4.75%, 03/15/45 (Call 09/15/44)	25	23,344
4.88%, 11/14/48 (Call 05/14/48)	25	24,122
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	45	38,242
3.25%, 03/01/25 (Call 12/01/24)	15	14,642
Astrazeneca Finance LLC, 0.70%, 05/28/24 (Call 10/03/22)	68	64,459
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	25	20,494
4.38%, 11/16/45	25	24,094
4.38%, 08/17/48 (Call 02/17/48)	25	24,192
6.45%, 09/15/37	35	41,222
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	60	48,965
3.70%, 06/06/27 (Call 03/06/27)	10	9,701
3.79%, 05/20/50 (Call 11/20/49)	5	4,144
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	50	34,422
3.45%, 11/15/27 (Call 08/15/27)	10	9,772
3.70%, 03/15/52 (Call 09/15/51)	25	21,190
3.90%, 02/20/28 (Call 11/20/27)	50	49,665
4.25%, 10/26/49 (Call 04/26/49)	70	64,816
Cardinal Health Inc., 4.90%, 09/15/45 (Call 03/15/45)	25	22,610
Cigna Corp.
2.38%, 03/15/31 (Call 12/15/30)	40	33,654
3.40%, 03/15/50 (Call 09/15/49)	50	37,630
4.38%, 10/15/28 (Call 07/15/28)	40	39,418
4.80%, 07/15/46 (Call 01/16/46)	50	46,649
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	50	43,299
2.70%, 08/21/40 (Call 02/21/40)	35	25,118
2.88%, 06/01/26 (Call 03/01/26)	50	47,751
3.00%, 08/15/26 (Call 06/15/26)	25	23,964
3.75%, 04/01/30 (Call 01/01/30)	25	23,456
3.88%, 07/20/25 (Call 04/20/25)	50	49,644
4.10%, 03/25/25 (Call 01/25/25)	50	50,083
4.13%, 04/01/40 (Call 10/01/39)	25	21,833
4.30%, 03/25/28 (Call 12/25/27)	40	39,560
4.78%, 03/25/38 (Call 09/25/37)	50	47,874
5.05%, 03/25/48 (Call 09/25/47)	65	62,564
5.13%, 07/20/45 (Call 01/20/45)	25	23,934
6.25%, 06/01/27	25	27,021
Eli Lilly & Co., 4.15%, 03/15/59 (Call 09/15/58)	25	23,704
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	10	9,952
6.38%, 05/15/38	50	58,661
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	60	59,377
Johnson & Johnson
1.30%, 09/01/30 (Call 06/01/30)(a)	25	20,986
2.45%, 03/01/26 (Call 12/01/25)	50	48,062
2.45%, 09/01/60 (Call 03/01/60)	10	6,667
2.90%, 01/15/28 (Call 10/15/27)	65	62,323
3.55%, 03/01/36 (Call 09/01/35)	50	46,571
3.70%, 03/01/46 (Call 09/01/45)	50	44,662

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.95%, 08/15/37	$15	$17,528
McKesson Corp.
1.30%, 08/15/26 (Call 07/15/26)	50	44,540
3.80%, 03/15/24 (Call 12/15/23)	73	72,890
Mead Johnson Nutrition Co., 4.60%, 06/01/44 (Call 12/01/43)	15	14,470
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	25	22,614
1.45%, 06/24/30 (Call 03/24/30)	25	20,642
2.35%, 06/24/40 (Call 12/24/39)	25	18,443
2.45%, 06/24/50 (Call 12/24/49)	35	24,234
3.40%, 03/07/29 (Call 12/07/28)	50	48,169
3.70%, 02/10/45 (Call 08/10/44)	25	21,647
4.00%, 03/07/49 (Call 09/07/48)	25	22,664
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	50	54,516
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	25	19,339
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	50	49,007
3.40%, 05/06/24	45	44,777
4.00%, 11/20/45 (Call 05/20/45)	33	30,505
4.40%, 05/06/44	25	24,608
Pfizer Inc.
1.75%, 08/18/31 (Call 05/18/31)	50	41,511
2.55%, 05/28/40 (Call 11/28/39)	25	19,208
2.63%, 04/01/30 (Call 01/01/30)	75	67,816
2.70%, 05/28/50 (Call 11/28/49)	40	29,812
3.60%, 09/15/28 (Call 06/15/28)	40	39,674
4.00%, 03/15/49 (Call 09/15/48)	25	23,478
4.13%, 12/15/46	40	37,977
7.20%, 03/15/39	25	32,106
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	131	125,186
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	50	46,997
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	40	25,872
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	70	66,246
3.00%, 05/15/50 (Call 11/15/49)	25	18,426

		3,112,633

Pipelines — 1.2%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	111	111,830
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	25	23,015
5.13%, 06/30/27 (Call 01/01/27)	25	24,975
5.88%, 03/31/25 (Call 10/02/24)	50	51,012
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	10	10,225
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	35	31,103
2.50%, 02/14/25	10	9,583
3.50%, 06/10/24 (Call 03/10/24)	50	49,374
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	5	4,742
3.75%, 05/15/30 (Call 02/15/30)	25	22,530
4.05%, 03/15/25 (Call 12/15/24)	5	4,910
4.25%, 04/01/24 (Call 01/01/24)	25	24,827
4.40%, 03/15/27 (Call 12/15/26)	10	9,687
4.50%, 04/15/24 (Call 03/15/24)	35	34,923
4.75%, 01/15/26 (Call 10/15/25)	5	4,963
4.95%, 05/15/28 (Call 02/15/28)	50	48,815
5.00%, 05/15/50 (Call 11/15/49)	25	21,456
5.15%, 03/15/45 (Call 09/15/44)	25	21,708
5.25%, 04/15/29 (Call 01/15/29)	25	24,675

Security	Par (000)	Value

Pipelines (continued)
5.40%, 10/01/47 (Call 04/01/47)	$30	$26,699
5.50%, 06/01/27 (Call 03/01/27)	50	50,601
6.00%, 06/15/48 (Call 12/15/47)	25	23,813
6.25%, 04/15/49 (Call 10/15/48)	25	24,535
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	50	44,023
3.30%, 02/15/53 (Call 08/15/52)	5	3,701
3.70%, 02/15/26 (Call 11/15/25)	50	49,362
3.95%, 01/31/60 (Call 07/31/59)	25	19,508
4.25%, 02/15/48 (Call 08/15/47)	25	21,407
4.80%, 02/01/49 (Call 08/01/48)	50	46,005
4.85%, 03/15/44 (Call 09/15/43)	25	23,279
4.90%, 05/15/46 (Call 11/15/45)	25	23,329
Kinder Morgan Energy Partners LP
5.00%, 03/01/43 (Call 09/01/42)	20	17,907
6.95%, 01/15/38	35	37,879
Kinder Morgan Inc.
3.60%, 02/15/51 (Call 08/15/50)	25	18,615
4.80%, 02/01/33 (Call 11/01/32)	20	19,297
5.05%, 02/15/46 (Call 08/15/45)	25	22,709
5.45%, 08/01/52 (Call 02/01/52)	10	9,715
5.55%, 06/01/45 (Call 12/01/44)	35	34,026
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	10	8,873
4.20%, 10/03/47 (Call 04/03/47)	25	20,363
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	40	35,373
4.70%, 04/15/48 (Call 10/15/47)	25	21,359
4.80%, 02/15/29 (Call 11/15/28)	35	34,244
4.88%, 12/01/24 (Call 09/01/24)	25	25,174
4.90%, 04/15/58 (Call 10/15/57)	5	4,183
4.95%, 09/01/32	10	9,689
5.50%, 02/15/49 (Call 08/15/48)	25	23,802
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	5	4,835
3.10%, 03/15/30 (Call 12/15/29)	25	21,589
5.20%, 07/15/48 (Call 01/15/48)	25	22,458
ONEOK Partners LP, 6.13%, 02/01/41 (Call 08/01/40)	25	24,153
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	10	9,777
4.65%, 10/15/25 (Call 07/15/25)	5	4,951
4.90%, 02/15/45 (Call 08/15/44)	5	4,064
6.65%, 01/15/37	40	40,115
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	40	38,154
5.00%, 03/15/27 (Call 09/15/26)	40	39,877
5.63%, 03/01/25 (Call 12/01/24)	25	25,473
5.88%, 06/30/26 (Call 12/31/25)	35	36,008
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	5	4,360
5.95%, 09/25/43 (Call 03/25/43)	50	51,654
Targa Resources Corp.
5.20%, 07/01/27 (Call 06/01/27)	10	9,992
6.25%, 07/01/52 (Call 01/01/52)	15	15,291
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	35	30,803
5.00%, 01/15/28 (Call 01/15/23)	10	9,740

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	$25	$24,265
4.38%, 03/13/25 (Call 12/13/24)	15	14,961
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	60	57,016
4.25%, 05/15/28 (Call 02/15/28)	50	48,783
4.88%, 05/15/48 (Call 11/15/47)	5	4,791
5.00%, 10/16/43 (Call 04/16/43)	25	23,719
6.20%, 10/15/37	25	26,844
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	25	22,324
4.00%, 03/15/28 (Call 12/15/27)	30	28,830
7.85%, 02/01/26 (Call 11/01/25)	5	5,465
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	35	29,230
3.90%, 01/15/25 (Call 10/15/24)	75	74,055
5.10%, 09/15/45 (Call 03/15/45)	35	32,759
6.30%, 04/15/40	25	26,655
Williams Cos. Inc., 4.65%, 08/15/32	10	9,644

		2,056,458

Real Estate — 0.0%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	50	50,316
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	15	11,518

		61,834

Real Estate Investment Trusts — 1.4%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	25	21,073
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	20	15,773
3.00%, 05/18/51 (Call 11/18/50)	45	30,396
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	10	8,369
American Homes 4 Rent LP, 2.38%, 07/15/31 (Call 04/15/31)	25	19,996
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	10	9,077
1.50%, 01/31/28 (Call 11/30/27)	45	37,759
1.60%, 04/15/26 (Call 03/15/26)	10	8,967
2.75%, 01/15/27 (Call 11/15/26)	10	9,163
2.95%, 01/15/51 (Call 07/15/50)	10	6,733
3.10%, 06/15/50 (Call 12/15/49)	50	34,792
3.38%, 10/15/26 (Call 07/15/26)	10	9,449
3.55%, 07/15/27 (Call 04/15/27)	40	37,785
4.00%, 06/01/25 (Call 03/01/25)	10	9,837
AvalonBay Communities Inc., 3.90%, 10/15/46 (Call 04/15/46)	25	21,306
Boston Properties LP
3.20%, 01/15/25 (Call 10/15/24)	5	4,875
3.25%, 01/30/31 (Call 10/30/30)	50	43,036
3.40%, 06/21/29 (Call 03/21/29)	15	13,420
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	30	27,678
4.10%, 10/01/24 (Call 07/01/24)	5	4,910
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)	10	9,447
4.05%, 07/01/30 (Call 04/01/30)	25	22,244
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	15	11,641
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	15	11,859
2.75%, 04/15/31 (Call 01/15/31)	15	11,799
2.90%, 12/01/33 (Call 09/01/33)	5	3,731
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	20	17,533
2.10%, 04/01/31 (Call 01/01/31)	25	19,907

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.90%, 04/01/41 (Call 10/01/40)	$10	$7,215
3.25%, 01/15/51 (Call 07/15/50)	25	17,772
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	90	82,536
3.10%, 11/15/29 (Call 08/15/29)	50	44,178
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	20	19,249
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	35	33,414
Duke Realty LP, 1.75%, 07/01/30 (Call 04/01/30)	50	40,845
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	25	21,863
2.63%, 11/18/24 (Call 10/18/24)	60	57,811
2.95%, 09/15/51 (Call 03/15/51)	25	16,873
3.20%, 11/18/29 (Call 08/18/29)(a)	35	31,345
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	50	43,519
3.50%, 03/01/28 (Call 12/01/27)(a)	25	23,559
Essex Portfolio LP, 2.65%, 09/01/50 (Call 03/01/50)	15	9,230
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	25	20,426
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	5	4,758
4.00%, 01/15/30 (Call 10/15/29)	10	8,765
4.00%, 01/15/31 (Call 10/15/30)	20	17,411
5.30%, 01/15/29 (Call 10/15/28)	10	9,690
5.38%, 04/15/26 (Call 01/15/26)	35	34,467
5.75%, 06/01/28 (Call 03/03/28)	10	9,916
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	24	20,637
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	55	52,803
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	10	8,523
3.88%, 03/01/27 (Call 12/01/26)	10	9,523
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	10	8,460
4.65%, 04/01/29 (Call 01/01/29)	25	23,494
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	20	15,159
Kimco Realty Corp., 3.70%, 10/01/49 (Call 04/01/49)	26	19,963
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	35	33,285
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	20	18,885
LXP Industrial Trust, 2.70%, 09/15/30 (Call 06/15/30)	15	12,124
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	20	15,919
3.95%, 03/15/29 (Call 12/15/28)	25	23,845
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	15	11,359
National Retail Properties Inc.
3.60%, 12/15/26 (Call 09/15/26)	57	54,237
4.30%, 10/15/28 (Call 07/15/28)	15	14,342
Office Properties Income Trust
2.65%, 06/15/26 (Call 05/15/26)	5	4,026
4.50%, 02/01/25 (Call 11/01/24)	40	37,510
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)	15	14,881
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)(a)	25	23,029
2.13%, 10/15/50 (Call 04/15/50)	25	15,867
3.25%, 10/01/26 (Call 07/01/26)	50	48,098
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	60	57,226
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	25	23,549
3.25%, 01/15/31 (Call 10/15/30)	25	22,446
3.65%, 01/15/28 (Call 10/15/27)	25	23,968

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.63%, 11/01/25 (Call 09/01/25)	$25	$25,273
Regency Centers LP, 4.65%, 03/15/49 (Call 09/15/48)	20	17,808
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	25	20,152
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	5	3,972
3.90%, 10/15/29 (Call 07/15/29)	5	4,393
5.13%, 08/15/26 (Call 05/15/26)	30	29,071
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	35	30,887
2.65%, 07/15/30 (Call 04/15/30)	20	17,217
3.25%, 09/13/49 (Call 03/13/49)	50	36,336
3.50%, 09/01/25 (Call 06/01/25)	50	49,325
Spirit Realty LP
2.70%, 02/15/32 (Call 11/15/31)	15	11,629
4.00%, 07/15/29 (Call 04/15/29)	20	18,146
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	25	20,058
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	15	11,387
UDR Inc., 3.20%, 01/15/30 (Call 10/15/29)	40	35,382
Ventas Realty LP, 4.75%, 11/15/30 (Call 08/15/30)	25	24,234
VICI Properties LP
4.38%, 05/15/25	5	4,892
4.75%, 02/15/28 (Call 01/15/28)	10	9,610
4.95%, 02/15/30 (Call 12/15/29)	10	9,548
5.13%, 05/15/32 (Call 02/15/32)	30	28,588
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)(a)	20	17,611
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	15	12,658
2.70%, 02/15/27 (Call 12/15/26)	20	18,559
2.75%, 01/15/31 (Call 10/15/30)	50	42,014
3.63%, 03/15/24 (Call 02/15/24)	25	24,783
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	50	47,330
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)(a)	25	19,025
3.85%, 07/15/29 (Call 04/15/29)	10	9,271

		2,249,714

Retail — 1.0%
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)	30	25,576
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	60	55,217
AutoZone Inc.
3.63%, 04/15/25 (Call 03/15/25)	50	49,191
3.75%, 04/18/29 (Call 01/18/29)	25	23,563
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	20	16,005
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	10	8,981
1.60%, 04/20/30 (Call 01/20/30)	35	29,545
1.75%, 04/20/32 (Call 01/20/32)	10	8,231
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	35	33,787
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)(a)	25	19,769
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	25	24,553
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	50	49,498
4.20%, 05/15/28 (Call 02/15/28)	35	34,116
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	100	94,393
2.75%, 09/15/51 (Call 03/15/51)	25	17,844
3.25%, 04/15/32 (Call 01/15/32)	50	46,230
3.35%, 04/15/50 (Call 10/15/49)	10	7,965
3.63%, 04/15/52 (Call 10/15/51)	35	29,339
3.90%, 06/15/47 (Call 12/15/46)	25	22,095

Security	Par (000)	Value

Retail (continued)
4.25%, 04/01/46 (Call 10/01/45)	$50	$46,303
4.50%, 12/06/48 (Call 06/06/48)	25	24,095
Lowe’s Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	25	21,438
3.65%, 04/05/29 (Call 01/05/29)	35	33,115
3.70%, 04/15/46 (Call 10/15/45)	25	19,812
3.75%, 04/01/32 (Call 01/01/32)	50	46,239
4.00%, 04/15/25 (Call 03/15/25)	60	59,984
4.05%, 05/03/47 (Call 11/03/46)	40	33,257
4.25%, 04/01/52 (Call 10/01/51)	35	29,859
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	50	42,953
2.63%, 09/01/29 (Call 06/01/29)	10	8,991
3.30%, 07/01/25 (Call 06/01/25)	10	9,816
3.50%, 07/01/27 (Call 05/01/27)	10	9,701
3.60%, 07/01/30 (Call 04/01/30)	10	9,494
3.63%, 09/01/49 (Call 03/01/49)	50	40,545
3.70%, 01/30/26 (Call 10/30/25)(a)	10	9,906
4.60%, 05/26/45 (Call 11/26/44)	25	23,372
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	65	63,318
4.20%, 04/01/30 (Call 01/01/30)	15	14,423
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)	25	22,075
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	60	54,700
2.45%, 06/15/26 (Call 03/15/26)	5	4,740
2.55%, 11/15/30 (Call 08/15/30)	30	25,713
3.50%, 03/01/28 (Call 12/01/27)	25	24,058
3.50%, 11/15/50 (Call 05/15/50)	25	19,267
3.80%, 08/15/25 (Call 06/15/25)	50	49,691
Target Corp.
2.65%, 09/15/30 (Call 06/15/30)(a)	10	8,923
4.00%, 07/01/42	50	46,170
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	35	32,975
Walgreens Boots Alliance Inc., 4.10%, 04/15/50 (Call 10/15/49)	25	19,811
Walmart Inc.
2.65%, 09/22/51 (Call 03/22/51)	50	37,512
4.05%, 06/29/48 (Call 12/29/47)(a)	86	82,201

		1,570,355

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(b)	65	64,758

Semiconductors — 0.9%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	25	24,176
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	76	74,282
3.50%, 12/05/26 (Call 09/05/26)	35	34,381
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	5	4,822
5.10%, 10/01/35 (Call 04/01/35)	50	52,664
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(d)	65	55,745
2.45%, 02/15/31 (Call 11/15/30)(d)	50	39,900
3.42%, 04/15/33 (Call 01/15/33)(d)	50	41,237
3.47%, 04/15/34 (Call 01/15/34)(d)	30	24,311
3.50%, 02/15/41 (Call 08/15/40)(d)	50	37,600
3.75%, 02/15/51 (Call 08/15/50)(d)	25	18,453
4.15%, 11/15/30 (Call 08/15/30)	19	17,327
4.30%, 11/15/32 (Call 08/15/32)	15	13,529

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.93%, 05/15/37 (Call 02/15/37)(d)	$45	$40,150
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	25	23,944
3.05%, 08/12/51 (Call 02/12/51)	25	17,962
3.15%, 05/11/27 (Call 02/11/27)	60	57,875
3.70%, 07/29/25 (Call 04/29/25)	55	54,748
3.73%, 12/08/47 (Call 06/08/47)	50	40,804
3.75%, 08/05/27	10	9,821
4.00%, 08/05/29	10	9,725
4.10%, 05/19/46 (Call 11/19/45)	25	22,100
4.75%, 03/25/50 (Call 09/25/49)	25	23,854
4.80%, 10/01/41	25	24,534
4.90%, 07/29/45 (Call 01/29/45)	25	24,473
4.90%, 08/05/52	10	9,753
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	40	39,768
4.95%, 07/15/52 (Call 01/15/52)	20	20,131
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	10	7,344
4.00%, 03/15/29 (Call 12/15/28)	65	63,874
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	25	19,453
4.19%, 02/15/27 (Call 12/15/26)	10	9,742
4.66%, 02/15/30 (Call 11/15/29)	25	23,530
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	100	90,352
3.70%, 04/01/60 (Call 10/01/59)	5	4,084
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)	35	35,667
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	35	28,254
2.65%, 02/15/32 (Call 11/15/31)	15	12,112
3.40%, 05/01/30 (Call 02/01/30)	40	35,410
3.88%, 06/18/26 (Call 04/18/26)	30	29,019
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(d)	5	4,672
4.38%, 10/15/29 (Call 10/15/24)	30	26,705
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)(a)	60	48,200
3.25%, 05/20/27 (Call 02/20/27)	100	97,614
3.45%, 05/20/25 (Call 02/20/25)	50	49,444
4.30%, 05/20/47 (Call 11/20/46)	35	32,844
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	15	13,363
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	10	8,512
3.88%, 03/15/39 (Call 09/15/38)	25	23,377
4.15%, 05/15/48 (Call 11/15/47)	27	25,794

		1,547,435

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	25	23,243

Software — 0.9%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	35	27,629
3.40%, 06/15/27 (Call 03/15/27)	50	48,194
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	35	32,767
3.25%, 02/01/25 (Call 11/01/24)	35	34,648
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	46	46,289
Citrix Systems Inc., 3.30%, 03/01/30 (Call 12/01/29)	35	34,366

Security	Par (000)	Value

Software (continued)
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	$35	$28,636
4.80%, 03/01/26 (Call 12/01/25)	25	25,428
Fidelity National Information Services Inc., 3.10%, 03/01/41 (Call 09/01/40)	35	25,446
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	40	34,571
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	25	23,005
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	50	47,775
2.53%, 06/01/50 (Call 12/01/49)	50	36,421
2.68%, 06/01/60 (Call 12/01/59)	35	24,898
2.70%, 02/12/25 (Call 11/12/24)	25	24,581
2.92%, 03/17/52 (Call 09/17/51)	50	39,439
3.04%, 03/17/62 (Call 09/17/61)	25	19,137
3.13%, 11/03/25 (Call 08/03/25)	10	9,838
3.30%, 02/06/27 (Call 11/06/26)	40	39,340
3.45%, 08/08/36 (Call 02/08/36)	79	74,396
3.70%, 08/08/46 (Call 02/08/46)	75	69,058
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	65	61,695
2.95%, 11/15/24 (Call 09/15/24)	60	58,328
2.95%, 05/15/25 (Call 02/15/25)(a)	50	47,952
3.60%, 04/01/40 (Call 10/01/39)	25	18,209
3.60%, 04/01/50 (Call 10/01/49)	35	23,851
3.65%, 03/25/41 (Call 09/25/40)	50	36,559
3.80%, 11/15/37 (Call 05/15/37)	50	38,963
3.85%, 04/01/60 (Call 10/01/59)	25	16,596
3.90%, 05/15/35 (Call 11/15/34)	25	20,337
3.95%, 03/25/51 (Call 09/25/50)	50	35,961
4.00%, 07/15/46 (Call 01/15/46)	30	21,954
4.00%, 11/15/47 (Call 05/15/47)	35	25,401
4.30%, 07/08/34 (Call 01/08/34)	50	43,565
4.38%, 05/15/55 (Call 11/15/54)	25	18,737
6.13%, 07/08/39	5	4,942
6.50%, 04/15/38	25	25,694
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	50	44,068
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)	25	19,063
2.90%, 07/15/51 (Call 01/15/51)	50	36,978
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	20	15,706
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)	10	9,221
VMware Inc.
1.00%, 08/15/24 (Call 10/03/22)	35	32,824
2.20%, 08/15/31 (Call 05/15/31)	35	27,321
3.90%, 08/21/27 (Call 05/21/27)	25	23,869

		1,453,656

Telecommunications — 1.6%
America Movil SAB de CV, 6.13%, 03/30/40	100	109,605
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	50	42,957
1.70%, 03/25/26 (Call 03/25/23)	80	73,242
2.25%, 02/01/32 (Call 11/01/31)	80	64,743
2.55%, 12/01/33 (Call 09/01/33)	50	39,912
3.50%, 06/01/41 (Call 12/01/40)	75	59,161
3.55%, 09/15/55 (Call 03/15/55)	100	73,064
3.65%, 06/01/51 (Call 12/01/50)	50	38,236
3.65%, 09/15/59 (Call 03/15/59)	15	10,870
3.80%, 02/15/27 (Call 11/15/26)	60	58,497
3.80%, 12/01/57 (Call 06/01/57)	52	39,321

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.85%, 06/01/60 (Call 12/01/59)	$50	$37,546
4.30%, 02/15/30 (Call 11/15/29)	105	100,977
4.35%, 03/01/29 (Call 12/01/28)	25	24,363
4.35%, 06/15/45 (Call 12/15/44)	55	47,084
4.55%, 03/09/49 (Call 09/09/48)	50	44,616
5.25%, 03/01/37 (Call 09/01/36)	50	50,121
6.00%, 08/15/40 (Call 05/15/40)	5	5,292
6.30%, 01/15/38	15	16,636
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	20	15,806
4.46%, 04/01/48 (Call 10/01/47)	25	22,902
British Telecommunications PLC, 9.63%, 12/15/30	25	30,763
Cisco Systems Inc.
5.50%, 01/15/40	10	10,904
5.90%, 02/15/39	25	28,387
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	5	4,109
5.35%, 11/15/48 (Call 05/15/48)	50	49,264
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	60	73,856
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	25	22,379
3.75%, 08/15/29 (Call 05/15/29)	25	22,718
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	25	19,887
2.75%, 05/24/31 (Call 02/24/31)	25	20,323
4.00%, 09/01/24	16	15,876
Orange SA, 9.00%, 03/01/31	20	25,558
Rogers Communications Inc.
2.95%, 03/15/25 (Call 03/15/23)(d)	5	4,842
3.80%, 03/15/32 (Call 12/15/31)(d)	25	22,759
4.50%, 03/15/42 (Call 09/15/41)(d)	10	8,814
4.55%, 03/15/52 (Call 09/15/51)(d)	25	22,010
5.00%, 03/15/44 (Call 09/15/43)	50	45,726
Telefonica Emisiones SA, 4.10%, 03/08/27	150	145,519
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	25	23,488
4.60%, 11/16/48 (Call 05/16/48)	25	23,285
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	5	4,593
2.25%, 11/15/31 (Call 08/15/31)(a)	15	12,069
2.55%, 02/15/31 (Call 11/15/30)	50	41,656
3.30%, 02/15/51 (Call 08/15/50)	25	17,858
3.50%, 04/15/25 (Call 03/15/25)	25	24,426
3.60%, 11/15/60 (Call 05/15/60)	65	46,816
3.75%, 04/15/27 (Call 02/15/27)	64	61,390
3.88%, 04/15/30 (Call 01/15/30)	25	23,109
4.50%, 04/15/50 (Call 10/15/49)	40	34,880
Verizon Communications Inc.
2.55%, 03/21/31 (Call 12/21/30)	60	50,746
2.63%, 08/15/26(a)	35	33,002
2.65%, 11/20/40 (Call 05/20/40)	50	36,133
2.88%, 11/20/50 (Call 05/20/50)	70	48,138
2.99%, 10/30/56 (Call 04/30/56)	50	33,674
3.40%, 03/22/41 (Call 09/22/40)	50	40,273
3.55%, 03/22/51 (Call 09/22/50)	50	39,293
3.70%, 03/22/61 (Call 09/22/60)	45	34,728
4.02%, 12/03/29 (Call 09/03/29)	85	81,542
4.27%, 01/15/36	35	32,334
4.40%, 11/01/34 (Call 05/01/34)	50	47,282
4.50%, 08/10/33	25	24,121

Security	Par (000)	Value

Telecommunications (continued)
4.86%, 08/21/46	$35	$34,193
5.25%, 03/16/37	25	25,462
Vodafone Group PLC
4.13%, 05/30/25	60	59,787
4.38%, 05/30/28	50	49,410
4.38%, 02/19/43	50	42,797
5.25%, 05/30/48	50	46,728

		2,621,858

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.55%, 11/19/26 (Call 09/19/26)	43	40,950
3.90%, 11/19/29 (Call 08/19/29)	10	9,201
5.10%, 05/15/44 (Call 11/15/43)	10	8,938

		59,089

Transportation — 0.7%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	35	25,877
3.30%, 09/15/51 (Call 03/15/51)	25	20,040
3.55%, 02/15/50 (Call 08/15/49)	25	20,937
3.90%, 08/01/46 (Call 02/01/46)	15	13,226
4.05%, 06/15/48 (Call 12/15/47)	25	22,725
4.15%, 04/01/45 (Call 10/01/44)	10	9,117
6.20%, 08/15/36	25	28,710
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	25	23,943
4.45%, 01/20/49 (Call 07/20/48)	25	24,011
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	10	9,065
4.00%, 06/01/28 (Call 03/01/28)	50	49,028
6.13%, 09/15/2115 (Call 03/15/2115)	25	26,284
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	50	33,120
2.60%, 11/01/26 (Call 08/01/26)	35	33,114
3.25%, 06/01/27 (Call 03/01/27)	10	9,630
3.35%, 09/15/49 (Call 03/15/49)	25	19,637
3.80%, 11/01/46 (Call 05/01/46)	25	21,281
4.30%, 03/01/48 (Call 09/01/47)	45	41,067
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	38	36,382
4.20%, 10/17/28 (Call 07/17/28)(a)	25	24,556
4.55%, 04/01/46 (Call 10/01/45)	45	40,404
4.75%, 11/15/45 (Call 05/15/45)	25	23,173
4.90%, 01/15/34	25	25,178
FedEx Corp. Class AA Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35(a)	45	38,697
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	25	24,546
Kansas City Southern, 4.20%, 11/15/69 (Call 05/15/69)	10	8,227
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	25	23,182
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	100	95,497
3.05%, 05/15/50 (Call 11/15/49)	25	18,384
3.16%, 05/15/55 (Call 11/15/54)	72	52,107
4.15%, 02/28/48 (Call 08/28/47)	5	4,468
Ryder System Inc., 4.30%, 06/15/27 (Call 05/15/27)	10	9,756
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	50	46,450
2.97%, 09/16/62 (Call 03/16/62)	25	17,251
3.20%, 05/20/41 (Call 11/20/40)	5	4,118
3.80%, 10/01/51 (Call 04/01/51)	50	43,037

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.80%, 04/06/71 (Call 10/06/70)	$10	$8,034
3.84%, 03/20/60 (Call 09/20/59)	50	41,997
3.95%, 09/10/28 (Call 06/10/28)	60	59,164
4.50%, 09/10/48 (Call 03/10/48)	25	23,644
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	25	22,592
5.20%, 04/01/40 (Call 10/01/39)	15	15,975
5.30%, 04/01/50 (Call 10/01/49)(a)	25	27,886
6.20%, 01/15/38	25	29,369

		1,194,886

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	15	9,816
4.55%, 11/07/28 (Call 08/07/28)	25	24,150

		33,966

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	20	16,820
3.38%, 01/20/27 (Call 12/20/26)	15	12,845

		29,665

Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	50	47,041
3.45%, 06/01/29 (Call 03/01/29)	10	9,321
3.75%, 09/01/47 (Call 03/01/47)	25	21,073
6.59%, 10/15/37	25	28,544
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	15	11,035
3.57%, 05/01/29 (Call 02/01/29)	10	9,296
United Utilities PLC, 6.88%, 08/15/28	30	32,567

		158,877

Total Corporate Bonds & Notes — 35.2% (Cost: $67,829,624)		58,092,557

Foreign Government Obligations(e)

Canada — 0.5%
Canada Government International Bond
0.75%, 05/19/26	20	18,067
1.63%, 01/22/25	50	47,797
Hydro-Quebec, Series HK, 9.38%, 04/15/30	25	34,054
Province of Alberta Canada
1.00%, 05/20/25	45	41,877
1.30%, 07/22/30	65	54,369
Province of British Columbia Canada
0.90%, 07/20/26(a)	45	40,513
7.25%, 09/01/36	50	68,812
Province of Manitoba Canada
2.13%, 06/22/26(a)	70	65,780
Series GX, 2.60%, 04/16/24	50	49,184
Province of Ontario Canada
0.63%, 01/21/26	25	22,500
1.05%, 04/14/26	50	45,413
2.30%, 06/15/26	50	47,364
2.50%, 04/27/26	75	71,703
3.05%, 01/29/24	90	89,236

Security	Par (000)	Value

Canada (continued)
Province of Quebec Canada
0.60%, 07/23/25	$55	$50,370
Series QX, 1.50%, 02/11/25	155	147,377

		894,416

Chile — 0.1%
Chile Government International Bond, 3.50%, 01/25/50 (Call 07/25/49)	205	150,374

Hungary — 0.1%
Hungary Government International Bond
5.38%, 03/25/24	100	100,380
5.75%, 11/22/23	100	101,463

		201,843

Indonesia — 0.1%
Indonesia Government International Bond, 3.85%, 10/15/30(a)	200	195,310

Italy — 0.1%
Republic of Italy Government International Bond, 2.88%, 10/17/29	200	171,650

Japan — 0.1%
Japan Bank for International Cooperation, 2.25%, 11/04/26	200	187,412

Mexico — 0.3%
Mexico Government International Bond
4.15%, 03/28/27	200	198,832
4.50%, 01/31/50 (Call 07/31/49)	200	158,938
4.60%, 01/23/46	200	163,324

		521,094

Panama — 0.1%
Panama Government International Bond, 4.50%, 04/01/56 (Call 10/01/55)	200	154,642

Peru — 0.2%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	100	93,577
2.84%, 06/20/30	50	43,440
6.55%, 03/14/37	50	54,779
8.75%, 11/21/33	61	78,584

		270,380

Philippines — 0.2%
Philippine Government International Bond
2.95%, 05/05/45	200	149,198
3.75%, 01/14/29	200	198,446

		347,644

Poland — 0.1%
Republic of Poland Government International Bond, 3.25%, 04/06/26	85	83,712

South Korea — 0.1%
Export-Import Bank of Korea, 2.88%, 01/21/25	200	194,792

Supranational — 1.8%
African Development Bank
0.88%, 03/23/26	75	68,166
0.88%, 07/22/26	100	90,174
Asian Development Bank
0.38%, 06/11/24	65	61,478
0.38%, 09/03/25	215	195,422
0.50%, 02/04/26	45	40,573
0.63%, 10/08/24	35	32,953
0.63%, 04/29/25	180	166,619

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.00%, 04/14/26	$5	$4,568
1.50%, 10/18/24	125	119,819
1.50%, 01/20/27	10	9,198
1.88%, 03/15/29	10	9,098
1.88%, 01/24/30	25	22,476
2.00%, 04/24/26	5	4,735
2.88%, 05/06/25	5	4,907
Asian Infrastructure Investment Bank (The)
0.50%, 05/28/25	10	9,156
0.50%, 01/27/26	60	53,687
Council of Europe Development Bank
0.88%, 09/22/26	35	31,437
1.38%, 02/27/25	15	14,211
European Bank for Reconstruction & Development
0.50%, 01/28/26	5	4,505
1.50%, 02/13/25	5	4,756
European Investment Bank
0.38%, 12/15/25(a)	135	121,690
0.75%, 10/26/26	50	44,739
1.25%, 02/14/31(a)	40	34,058
1.63%, 10/09/29	50	44,535
1.63%, 05/13/31	20	17,535
1.88%, 02/10/25	5	4,803
2.25%, 06/24/24	205	200,414
2.50%, 10/15/24(a)	55	53,867
3.13%, 12/14/23	50	49,738
Inter-American Development Bank
0.63%, 07/15/25	145	133,272
0.63%, 09/16/27	50	43,428
0.88%, 04/03/25	60	55,987
1.13%, 01/13/31	10	8,381
1.75%, 03/14/25	5	4,777
2.13%, 01/15/25	10	9,671
2.25%, 06/18/29	10	9,279
2.38%, 07/07/27(a)	45	42,789
3.13%, 09/18/28	70	68,534
3.25%, 07/01/24	5	4,973
4.38%, 01/24/44	50	53,795
International Bank for Reconstruction & Development
0.38%, 07/28/25	5	4,560
0.50%, 10/28/25(a)	55	49,974
0.63%, 04/22/25	245	227,034
0.75%, 03/11/25	35	32,626
0.75%, 11/24/27	110	95,650
0.88%, 07/15/26	10	9,039
0.88%, 05/14/30(a)	50	41,508
1.13%, 09/13/28	100	87,184
1.25%, 02/10/31(a)	85	71,964
1.38%, 04/20/28	75	66,913
1.50%, 08/28/24	5	4,806
1.63%, 01/15/25	55	52,593
1.63%, 11/03/31	50	43,194
1.88%, 10/27/26	39	36,481
2.50%, 07/29/25	5	4,848
2.50%, 11/22/27	10	9,534
3.13%, 06/15/27	10	9,854
International Finance Corp.
0.38%, 07/16/25	5	4,566
0.75%, 08/27/30	10	8,152
1.38%, 10/16/24	10	9,564

Security	Par (000)	Value

Supranational (continued)
2.13%, 04/07/26	$65	$61,848

		2,886,095

Sweden — 0.1%
Svensk Exportkredit AB, 0.38%, 07/30/24	200	187,980

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45(a)	20	18,986
4.98%, 04/20/55	70	70,392

		89,378

Total Foreign Government Obligations — 4.0% (Cost: $7,337,753)		6,536,722

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB, Series S1, 6.92%, 04/01/40	75	91,801
California State University RB
Class B, 2.72%, 11/01/52	75	55,619
Class B, 2.98%, 11/01/51 (Call 05/01/51)	25	19,150
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	25	32,518
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	25	33,636
Los Angeles Department of Water & Power, RB, Series A, 5.72%, 07/01/39	20	22,576
Regents of the University of California Medical Center Pooled Revenue RB, 4.56%, 05/15/53	45	44,184
State of California GO
2.50%, 10/01/29	50	45,128
3.38%, 04/01/25	25	24,811
State of California GO BAB, 7.55%, 04/01/39	50	66,325
University of California RB
Series AD, 4.86%, 05/15/2112	25	23,171
Series BD, 3.35%, 07/01/29	35	33,193
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	10	7,321

		499,433

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	23,098

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49	50	48,201
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, 6.90%, 12/01/40	25	29,220
State of Illinois GO, 5.10%, 06/01/33	50	49,503
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	46	50,651

		177,575

Kentucky — 0.1%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	65	76,292

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	27,502

Michigan — 0.0%
Michigan Finance Authority RB, 3.38%, 12/01/40	25	21,203

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	$50	$43,101
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	50	57,224
Series C, 5.75%, 12/15/28	50	51,588

		151,913

New York — 0.2%
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	50,567
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	16,388
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	85	90,771
Port Authority of New York & New Jersey RB
3.29%, 08/01/69	50	36,602
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	50,685

		245,013

Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	50	70,655
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	25,327
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	25,864

		121,846

Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	50	53,009

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	75	75,136

Texas — 0.2%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	40	45,448
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(a)	25	26,599
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	50	37,937
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	32,074
State of Texas GO BAB, 5.52%, 04/01/39	65	71,329
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	50	48,994

		262,381

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	25	22,441

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	45	49,055

Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36 (Call 05/01/27)	25	23,593

Total Municipal Debt Obligations — 1.1% (Cost: $2,128,204)		1,829,490

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 2.3%
Federal National Mortgage Association
0.25%, 07/10/23	300	291,711
0.63%, 04/22/25	500	463,095

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
0.88%, 08/05/30	$500	$410,985
1.63%, 01/07/25	985	943,315
1.75%, 07/02/24	250	242,275
1.88%, 09/24/26	475	446,842
2.38%, 01/19/23	100	99,635
2.63%, 09/06/24	330	324,054
5.63%, 07/15/37	286	343,437
6.25%, 05/15/29	50	58,448
6.63%, 11/15/30	100	122,384
7.25%, 05/15/30	35	43,911

		3,790,092

U.S. Government Agency Obligations — 2.3%
Federal Farm Credit Banks Funding Corp.
0.25%, 02/26/24	10	9,533
1.85%, 07/26/24	10	9,666
Federal Home Loan Banks
0.38%, 09/04/25	10	9,122
0.50%, 04/14/25	10	9,246
1.50%, 08/15/24	30	28,881
2.13%, 06/09/23	20	19,774
2.50%, 12/09/22	20	19,976
2.50%, 02/13/24	40	39,426
3.13%, 09/12/25	10	9,861
3.25%, 06/09/28	90	88,907
3.25%, 11/16/28	990	984,872
3.38%, 09/08/23	25	24,953
5.50%, 07/15/36	35	41,541
Federal Home Loan Mortgage Corp.
0.25%, 06/26/23	70	68,124
0.25%, 09/08/23	800	773,808
0.32%, 11/02/23 (Call 11/02/22)	15	14,442
6.25%, 07/15/32	225	276,322
Federal National Mortgage Association, 0.25%, 11/27/23	260	249,928
Tennessee Valley Authority
3.50%, 12/15/42	72	64,755
5.25%, 09/15/39	220	248,978
5.50%, 06/15/38	10	11,575
5.88%, 04/01/36	50	59,526
6.15%, 01/15/38	285	350,197
7.13%, 05/01/30	190	234,469
Series A, 2.88%, 02/01/27	100	97,480

		3,745,362

U.S. Government Obligations — 53.8%
U.S. Treasury Bonds
2.75%, 08/15/32	400	386,000
3.13%, 08/31/29	300	297,141
U.S. Treasury Note/Bond
0.13%, 08/15/23	1,000	968,516
0.13%, 10/15/23	600	578,039
0.13%, 12/15/23	550	527,012
0.13%, 01/15/24	1,000	955,234
0.25%, 11/15/23	100	96,242
0.25%, 03/15/24	2,700	2,569,535
0.25%, 05/15/24	700	662,758
0.25%, 06/15/24	700	661,008
0.25%, 05/31/25	500	457,695
0.25%, 06/30/25	300	274,102
0.25%, 07/31/25	250	227,676
0.25%, 08/31/25	30	27,153
0.25%, 09/30/25	400	362,469

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.25%, 10/31/25	$300	$271,031
0.38%, 10/31/23	1,000	965,000
0.38%, 04/15/24	1,310	1,245,933
0.38%, 07/15/24	200	188,891
0.38%, 08/15/24	400	376,766
0.38%, 09/15/24	500	469,609
0.38%, 04/30/25	600	552,656
0.38%, 11/30/25	400	361,906
0.38%, 12/31/25	650	586,676
0.38%, 01/31/26	700	630,164
0.38%, 07/31/27	550	476,867
0.38%, 09/30/27	500	430,977
0.50%, 03/31/25	400	370,719
0.50%, 02/28/26	850	766,926
0.50%, 06/30/27	450	392,977
0.50%, 10/31/27	500	432,852
0.63%, 07/31/26	700	628,086
0.63%, 03/31/27	100	88,414
0.63%, 12/31/27	1,010	875,859
0.63%, 05/15/30	350	288,531
0.63%, 08/15/30	775	635,863
0.75%, 12/31/23	600	578,742
0.75%, 11/15/24	800	753,812
0.75%, 03/31/26	700	636,070
0.75%, 04/30/26	700	635,031
0.75%, 05/31/26	700	633,664
0.75%, 08/31/26	300	270,023
0.75%, 01/31/28	1,450	1,263,766
0.88%, 01/31/24	680	655,377
0.88%, 06/30/26	900	817,102
0.88%, 09/30/26	500	451,641
1.00%, 12/15/24	600	567,375
1.00%, 07/31/28	700	611,898
1.13%, 01/15/25	600	567,891
1.13%, 10/31/26	400	364,469
1.13%, 02/28/27	300	272,109
1.13%, 08/31/28	300	263,883
1.13%, 02/15/31	1,000	850,469
1.13%, 05/15/40	700	476,766
1.13%, 08/15/40	710	479,139
1.25%, 11/30/26	700	640,500
1.25%, 12/31/26	500	456,875
1.25%, 03/31/28	700	625,023
1.25%, 04/30/28	200	178,297
1.25%, 05/31/28	950	846,020
1.25%, 06/30/28	680	604,297
1.25%, 09/30/28	1,600	1,415,250
1.25%, 08/15/31	1,200	1,021,500
1.25%, 05/15/50	390	241,191
1.38%, 08/31/23	150	146,883
1.38%, 10/31/28	600	534,234
1.38%, 11/15/31	1,120	959,700
1.38%, 11/15/40	1,480	1,041,781
1.38%, 08/15/50	1,150	735,461
1.50%, 09/30/24	600	576,422
1.50%, 10/31/24	300	287,836
1.50%, 11/30/24	500	478,750
1.50%, 02/15/25	250	238,320
1.50%, 08/15/26	1,030	956,210
1.50%, 01/31/27	600	553,641

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.50%, 11/30/28	$1,500	$1,344,141
1.63%, 02/15/26	1,000	939,453
1.63%, 05/15/26	1,000	937,109
1.63%, 09/30/26	300	279,773
1.63%, 10/31/26	300	279,234
1.63%, 11/30/26	300	279,164
1.63%, 05/15/31	1,120	989,450
1.63%, 11/15/50	760	520,125
1.75%, 06/30/24	400	387,828
1.75%, 12/31/24	400	384,625
1.75%, 03/15/25	200	191,625
1.75%, 01/31/29	600	545,531
1.75%, 08/15/41	780	579,759
1.88%, 08/31/24	300	290,895
1.88%, 02/28/27	500	468,906
1.88%, 02/28/29	300	275,039
1.88%, 02/15/32	1,300	1,162,687
1.88%, 02/15/41	1,250	958,008
1.88%, 02/15/51	500	364,922
1.88%, 11/15/51	630	459,112
2.00%, 04/30/24	1,700	1,660,023
2.00%, 02/15/25	175	168,902
2.00%, 08/15/25	400	383,281
2.00%, 11/15/26	650	613,691
2.00%, 11/15/41	500	388,438
2.00%, 02/15/50	780	590,119
2.00%, 08/15/51	700	526,094
2.13%, 03/31/24	700	685,535
2.13%, 09/30/24	200	194,719
2.13%, 05/15/25	550	530,621
2.25%, 12/31/23	500	491,914
2.25%, 11/15/24	800	779,437
2.25%, 11/15/25	350	336,820
2.25%, 02/15/27	700	666,586
2.25%, 08/15/27	450	427,359
2.25%, 05/15/41	1,350	1,101,094
2.25%, 08/15/46	265	207,487
2.25%, 02/15/52	560	447,737
2.38%, 08/15/24	550	538,678
2.38%, 05/15/27	800	764,937
2.38%, 03/31/29	1,100	1,037,437
2.38%, 05/15/29	500	471,484
2.38%, 02/15/42	550	456,156
2.38%, 05/15/51	1,070	881,245
2.50%, 08/15/23	200	198,125
2.50%, 04/30/24	600	590,461
2.50%, 05/15/24	400	393,547
2.50%, 05/31/24	800	786,781
2.50%, 03/31/27	400	385,156
2.50%, 02/15/45	395	326,554
2.50%, 02/15/46	300	247,313
2.50%, 05/15/46	260	214,216
2.63%, 04/15/25	500	489,180
2.63%, 05/31/27	400	387,406
2.63%, 07/31/29	400	383,500
2.75%, 11/15/23	500	495,664
2.75%, 05/15/25	600	588,469
2.75%, 08/31/25	200	195,797
2.75%, 04/30/27	400	389,344
2.75%, 02/15/28	200	193,781

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.75%, 05/31/29	$402	$387,607
2.75%, 08/15/42	190	166,903
2.75%, 11/15/42	100	87,672
2.75%, 08/15/47	400	347,688
2.75%, 11/15/47	220	191,503
2.88%, 09/30/23	500	496,895
2.88%, 11/30/23	250	248,164
2.88%, 05/31/25	500	491,797
2.88%, 06/15/25	400	393,406
2.88%, 11/30/25	200	196,266
2.88%, 08/15/28	500	486,758
2.88%, 04/30/29	300	291,797
2.88%, 05/15/32	1,700	1,657,500
2.88%, 08/15/45	200	176,844
2.88%, 11/15/46	150	132,938
2.88%, 05/15/49	400	363,938
2.88%, 05/15/52	570	525,647
3.00%, 07/31/24	500	495,664
3.00%, 07/15/25	400	394,687
3.00%, 11/15/44	200	180,906
3.00%, 05/15/45	200	180,781
3.00%, 11/15/45	140	126,656
3.00%, 02/15/47	200	181,438
3.00%, 05/15/47	400	363,438
3.00%, 02/15/48	300	274,875
3.00%, 08/15/48	500	460,625
3.00%, 02/15/49	150	139,523
3.00%, 08/15/52	200	189,625
3.13%, 11/15/28	800	789,875
3.13%, 02/15/43	220	204,463
3.13%, 08/15/44	300	277,453
3.13%, 05/15/48	100	94,141
3.25%, 06/30/29	250	249,063
3.25%, 05/15/42	600	574,125
3.38%, 11/15/48	320	317,050
4.38%, 02/15/38	100	114,156

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.75%, 02/15/37	$60	$71,034
5.00%, 05/15/37	90	109,139
6.50%, 11/15/26	100	111,820
6.88%, 08/15/25	300	327,375

		88,898,410

Total U.S. Government & Agency Obligations — 58.4% (Cost: $106,586,823)		96,433,864

Total Long-Term Investments — 98.7% (Cost: $183,882,404)		162,892,633

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(f)(g)(h)	3,646	3,646,424

Total Short-Term Securities — 2.2% (Cost: $3,646,424)		3,646,424

Total Investments in Securities — 100.9% (Cost: $187,528,828)		166,539,057

Liabilities in Excess of Other Assets — (0.9)%		(1,483,203)

Net Assets — 100.0%		$165,055,854

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$5,994,069	$—	$(2,347,645	)(a)	$—	$—	$3,646,424	3,646	$13,571	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Government/Credit Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$58,092,557	$—	$58,092,557
Foreign Government Obligations	—	6,536,722	—	6,536,722
Municipal Debt Obligations	—	1,829,490	—	1,829,490
U.S. Government & Agency Obligations	—	96,433,864	—	96,433,864
Money Market Funds	3,646,424	—	—	3,646,424

	$3,646,424	$162,892,633	$—	$166,539,057

See notes to financial statements.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$100	$79,680
4.65%, 10/01/28 (Call 07/01/28)	165	160,472
4.75%, 03/30/30 (Call 12/30/29)	160	153,709
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	80	67,121
2.60%, 08/01/31 (Call 05/01/31)	185	154,488
4.20%, 06/01/30 (Call 03/01/30)	60	57,047
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	343	335,279
3.65%, 11/01/24 (Call 08/01/24)	295	291,903
WPP Finance 2010, 3.75%, 09/19/24	320	315,011

		1,614,710

Aerospace & Defense — 0.5%
Boeing Co. (The)
1.43%, 02/04/24 (Call 09/12/22)	515	493,803
2.20%, 02/04/26 (Call 02/04/23)	955	874,159
2.25%, 06/15/26 (Call 03/15/26)	85	77,337
2.60%, 10/30/25 (Call 07/30/25)	70	65,701
2.70%, 02/01/27 (Call 12/01/26)	250	226,728
2.75%, 02/01/26 (Call 01/01/26)	100	93,710
2.80%, 03/01/24 (Call 02/01/24)	20	19,539
2.80%, 03/01/27 (Call 12/01/26)	125	113,585
2.85%, 10/30/24 (Call 07/30/24)	113	109,187
2.95%, 02/01/30 (Call 11/01/29)	165	141,261
3.10%, 05/01/26 (Call 03/01/26)	230	217,380
3.20%, 03/01/29 (Call 12/01/28)	288	255,315
3.25%, 03/01/28 (Call 12/01/27)	115	104,808
3.45%, 11/01/28 (Call 08/01/28)	115	104,779
3.63%, 02/01/31 (Call 11/01/30)	205	181,907
4.88%, 05/01/25 (Call 04/01/25)	614	616,143
5.04%, 05/01/27 (Call 03/01/27)	320	319,034
5.15%, 05/01/30 (Call 02/01/30)	828	814,694
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	145	130,729
2.13%, 08/15/26 (Call 05/15/26)	150	140,757
2.25%, 06/01/31 (Call 03/01/31)	45	39,055
2.38%, 11/15/24 (Call 09/15/24)	60	58,235
2.63%, 11/15/27 (Call 08/15/27)	211	195,935
3.25%, 04/01/25 (Call 03/01/25)	191	188,148
3.50%, 05/15/25 (Call 03/15/25)	205	203,776
3.50%, 04/01/27 (Call 02/01/27)	210	205,470
3.63%, 04/01/30 (Call 01/01/30)	262	252,877
3.75%, 05/15/28 (Call 02/15/28)	195	191,730
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	185	147,182
2.90%, 12/15/29 (Call 09/15/29)	70	61,893
3.83%, 04/27/25 (Call 01/27/25)	220	216,022
3.85%, 12/15/26 (Call 09/15/26)	205	199,356
3.95%, 05/28/24 (Call 02/28/24)	140	139,013
4.40%, 06/15/28 (Call 03/15/28)	325	319,827
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	35	30,127
3.55%, 01/15/26 (Call 10/15/25)	259	256,988
3.90%, 06/15/32 (Call 03/15/32)	160	156,926
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	277	269,867
3.20%, 02/01/27 (Call 11/01/26)	199	191,145

Security	Par (000)	Value

Aerospace & Defense (continued)
3.25%, 01/15/28 (Call 10/15/27)	$340	$322,861
4.40%, 05/01/30 (Call 02/01/30)	235	235,080
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	135	109,076
2.25%, 07/01/30 (Call 04/01/30)	255	217,824
2.65%, 11/01/26 (Call 08/01/26)(a)	35	33,038
3.13%, 05/04/27 (Call 02/04/27)	204	194,781
3.20%, 03/15/24 (Call 01/15/24)	305	302,176
3.50%, 03/15/27 (Call 12/15/26)	355	344,396
3.70%, 12/15/23 (Call 09/15/23)	107	106,942
3.95%, 08/16/25 (Call 06/16/25)	387	386,969
4.13%, 11/16/28 (Call 08/16/28)	505	493,037
7.20%, 08/15/27(a)	5	5,646
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 10/03/22)	80	75,537
1.60%, 04/01/26 (Call 03/01/26)	20	17,943
2.25%, 04/01/28 (Call 02/01/28)	90	78,031
2.75%, 04/01/31 (Call 01/01/31)	230	191,353

		11,538,818

Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	270	256,719
2.45%, 02/04/32 (Call 11/04/31)	340	256,921
2.63%, 09/16/26 (Call 06/16/26)(a)	193	180,227
3.40%, 05/06/30 (Call 02/06/30)	90	77,893
3.80%, 02/14/24 (Call 01/14/24)	5	4,971
4.00%, 01/31/24(a)	135	134,992
4.40%, 02/14/26 (Call 12/14/25)(a)	110	109,529
4.80%, 02/14/29 (Call 11/14/28)	171	165,560
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	303	288,529
2.90%, 03/01/32 (Call 12/01/31)	60	54,251
3.25%, 03/27/30 (Call 12/27/29)	120	112,888
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	310	260,592
2.73%, 03/25/31 (Call 12/25/30)	310	248,034
2.79%, 09/06/24 (Call 08/06/24)	165	159,804
3.22%, 08/15/24 (Call 06/15/24)	568	554,822
3.22%, 09/06/26 (Call 07/06/26)	166	154,709
3.46%, 09/06/29 (Call 06/06/29)	160	137,939
3.56%, 08/15/27 (Call 05/15/27)	634	582,747
4.70%, 04/02/27 (Call 02/02/27)	70	68,174
4.74%, 03/16/32 (Call 12/16/31)	90	81,000
4.91%, 04/02/30 (Call 01/02/30)	165	155,409
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	290	258,434
4.45%, 03/16/28 (Call 02/16/28)	135	127,798
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	220	204,230
2.75%, 05/14/31 (Call 02/14/31)	180	150,878
3.25%, 08/15/26 (Call 05/15/26)	85	81,699
3.75%, 09/25/27 (Call 06/25/27)	157	152,114
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	80	71,061
1.50%, 05/01/25 (Call 04/01/25)	231	216,618
1.75%, 11/01/30 (Call 08/01/30)(a)	140	108,317
2.10%, 05/01/30 (Call 02/01/30)	150	120,797
2.75%, 02/25/26 (Call 11/25/25)	145	137,608
2.88%, 05/01/24 (Call 04/01/24)	215	211,627
3.13%, 08/17/27 (Call 05/17/27)	105	99,249

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.13%, 03/02/28 (Call 12/02/27)(a)	$110	$101,061
3.25%, 11/10/24	123	121,220
3.38%, 08/11/25 (Call 05/11/25)	140	137,750
3.38%, 08/15/29 (Call 05/15/29)(a)	156	140,740
3.60%, 11/15/23(a)	95	94,780
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	474	469,762
4.85%, 09/15/23	225	226,193

		7,277,646

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	32	29,751
Series 2016-1, Class AA, 3.58%, 07/15/29	43	39,030
Series 2016-2, Class AA, 3.20%, 12/15/29	78	69,549
Series 2016-3, Class AA, 3.00%, 04/15/30	52	47,024
Series 2017-1, Class AA, 3.65%, 02/15/29	18	16,839
Series 2017-2, Class AA, 3.35%, 04/15/31	196	174,870
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	75	71,291
Delta Air Lines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	5	4,817
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	165	138,630
3.00%, 11/15/26 (Call 08/15/26)	110	103,650
3.45%, 11/16/27 (Call 08/16/27)	30	28,299
5.13%, 06/15/27 (Call 04/15/27)	268	273,483
5.25%, 05/04/25 (Call 04/04/25)	20	20,519
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	154	145,083
Series 2014-1, Class A, 4.00%, 10/11/27	31	28,528
Series 2014-2, Class A, 3.75%, 03/03/28	216	200,113
Series 2016-1, Class AA, 3.10%, 01/07/30	62	56,326
Series 2016-2, Class AA, 2.88%, 04/07/30	8	6,730
Series 2018-1, Class AA, 3.50%, 09/01/31	29	26,060
Series 2019, Class AA, 4.15%, 02/25/33	35	31,991
Series 2020-1, Class A, 5.88%, 04/15/29	495	491,675

		2,004,258

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	310	293,889
2.40%, 03/27/25 (Call 02/27/25)	53	51,316
2.75%, 03/27/27 (Call 01/27/27)	313	299,288
2.85%, 03/27/30 (Call 12/27/29)	384	352,431
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	180	179,059
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	45	40,090
3.75%, 09/15/25 (Call 07/15/25)	95	94,123
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	10	7,973
4.13%, 07/15/27 (Call 04/15/27)	72	68,837
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	50	47,713
2.80%, 04/23/27 (Call 02/23/27)(a)	205	191,605
2.95%, 04/23/30 (Call 01/23/30)	125	108,675

		1,734,999

Auto Manufacturers — 0.6%
American Honda Finance Corp.
0.55%, 07/12/24	240	226,032
1.00%, 09/10/25(a)	30	27,423
1.20%, 07/08/25	80	74,115

Security	Par (000)	Value

Auto Manufacturers (continued)
1.30%, 09/09/26	$170	$153,158
1.50%, 01/13/25	105	99,376
1.80%, 01/13/31	25	20,547
2.00%, 03/24/28	80	71,058
2.15%, 09/10/24	38	36,749
2.25%, 01/12/29	110	96,721
2.30%, 09/09/26	225	209,948
2.35%, 01/08/27	210	194,748
2.40%, 06/27/24	106	103,391
2.90%, 02/16/24	157	154,959
3.50%, 02/15/28(a)	180	173,288
3.55%, 01/12/24	210	209,303
3.63%, 10/10/23	32	31,948
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	180	146,705
3.65%, 10/01/23 (Call 07/01/23)	95	94,981
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	125	120,089
4.88%, 10/02/23	45	45,218
5.00%, 10/01/28 (Call 07/01/28)(a)	247	239,726
5.40%, 10/02/23	89	89,896
5.40%, 10/15/29 (Call 08/15/29)	65	63,400
5.60%, 10/15/32 (Call 07/15/32)	100	95,856
6.13%, 10/01/25 (Call 09/01/25)	393	404,727
6.80%, 10/01/27 (Call 08/01/27)	95	100,813
General Motors Financial Co. Inc.
1.05%, 03/08/24	25	23,744
1.20%, 10/15/24	95	88,809
1.25%, 01/08/26 (Call 12/08/25)	95	83,850
1.50%, 06/10/26 (Call 05/10/26)	115	101,031
2.35%, 02/26/27 (Call 01/26/27)	100	88,791
2.35%, 01/08/31 (Call 10/08/30)	191	148,035
2.40%, 04/10/28 (Call 02/10/28)	165	139,719
2.40%, 10/15/28 (Call 08/15/28)	190	158,198
2.70%, 08/20/27 (Call 06/20/27)	35	31,112
2.70%, 06/10/31 (Call 03/10/31)	140	110,835
2.75%, 06/20/25 (Call 05/20/25)	420	397,307
2.90%, 02/26/25 (Call 01/26/25)	378	361,723
3.10%, 01/12/32 (Call 10/12/31)(a)	230	186,022
3.50%, 11/07/24 (Call 09/07/24)	335	328,223
3.60%, 06/21/30 (Call 03/21/30)	281	242,989
3.85%, 01/05/28 (Call 10/05/27)	115	105,655
3.95%, 04/13/24 (Call 02/13/24)	287	284,850
4.00%, 01/15/25 (Call 10/15/24)	281	277,209
4.00%, 10/06/26 (Call 07/06/26)(a)	205	197,226
4.30%, 07/13/25 (Call 04/13/25)	15	14,775
4.30%, 04/06/29 (Call 02/06/29)	200	184,626
4.35%, 04/09/25 (Call 02/09/25)	310	306,299
4.35%, 01/17/27 (Call 10/17/26)	327	315,663
5.00%, 04/09/27 (Call 03/09/27)	400	394,364
5.10%, 01/17/24 (Call 12/17/23)	379	382,369
5.25%, 03/01/26 (Call 12/01/25)	302	303,619
5.65%, 01/17/29 (Call 10/17/28)	50	49,789
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	180	161,901
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	300	379,233
PACCAR Financial Corp.
0.35%, 02/02/24	90	85,803
1.10%, 05/11/26	65	58,825
1.80%, 02/06/25	65	61,950

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.00%, 02/04/27	$250	$231,072
2.15%, 08/15/24	10	9,686
2.85%, 04/07/25	65	63,287
3.15%, 06/13/24(a)	40	39,616
3.55%, 08/11/25	60	59,452
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	245	233,750
1.34%, 03/25/26 (Call 02/25/26)	320	292,957
2.36%, 07/02/24	200	195,182
2.36%, 03/25/31 (Call 12/25/30)	215	188,170
2.76%, 07/02/29	70	64,140
3.67%, 07/20/28	50	49,065
Toyota Motor Credit Corp.
0.45%, 01/11/24	40	38,299
0.50%, 06/18/24	5	4,724
0.63%, 09/13/24	305	286,483
0.80%, 10/16/25	20	18,192
0.80%, 01/09/26	10	9,044
1.13%, 06/18/26	300	271,245
1.15%, 08/13/27(a)	10	8,709
1.45%, 01/13/25	140	132,338
1.65%, 01/10/31	100	81,565
1.80%, 02/13/25	200	190,228
1.90%, 01/13/27	100	91,923
1.90%, 04/06/28	200	177,916
1.90%, 09/12/31	205	169,644
2.00%, 10/07/24	142	136,943
2.15%, 02/13/30	25	21,683
2.25%, 10/18/23	25	24,628
2.40%, 01/13/32	5	4,281
2.90%, 04/17/24	215	212,280
3.00%, 04/01/25	287	280,540
3.05%, 03/22/27	320	306,886
3.05%, 01/11/28	175	167,010
3.20%, 01/11/27	265	256,491
3.35%, 01/08/24	220	219,102
3.38%, 04/01/30	280	264,295
3.40%, 04/14/25	205	202,444
3.45%, 09/20/23	212	211,468
3.65%, 08/18/25	125	123,804
3.65%, 01/08/29	10	9,683
3.95%, 06/30/25	125	124,870
4.45%, 06/29/29	150	150,981

		14,962,795

Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	55	51,576
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)	150	126,498
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	253	230,288
3.38%, 03/15/25 (Call 12/15/24)	235	230,542
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	160	124,075
3.50%, 05/30/30 (Call 02/28/30)	45	39,145
3.80%, 09/15/27 (Call 06/15/27)	108	101,836
4.25%, 05/15/29 (Call 02/15/29)	70	64,191
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)(a)	30	25,622
3.63%, 06/15/24 (Call 03/15/24)(a)	93	92,262
4.15%, 10/01/25 (Call 07/01/25)	273	271,886

		1,357,921

Security	Par (000)	Value

Banks — 9.4%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	$60	$59,407
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	10	9,656
1.13%, 09/18/25	385	348,891
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(b)	225	194,150
1.85%, 03/25/26	200	177,992
2.71%, 06/27/24	400	388,112
2.75%, 05/28/25	235	221,187
2.75%, 12/03/30	300	232,002
2.96%, 03/25/31	220	179,551
3.23%, 11/22/32 (Call 11/22/31)(b)	200	152,502
3.31%, 06/27/29	200	180,524
3.49%, 05/28/30	265	227,783
3.80%, 02/23/28	215	196,848
3.89%, 05/24/24	210	208,049
4.18%, 03/24/28 (Call 03/24/27)(b)	210	197,614
4.25%, 04/11/27	200	192,324
4.38%, 04/12/28	250	235,865
5.18%, 11/19/25	410	405,933
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(b)	555	532,672
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)(b)	265	246,079
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(b)	618	552,690
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	165	149,911
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(b)	400	373,204
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	1,045	927,437
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(b)	90	86,527
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(b)	575	454,365
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(b)	460	364,233
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	110	102,878
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(b)	585	497,724
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(b)	600	479,298
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(b)	403	384,700
2.48%, 09/21/36 (Call 09/21/31)(b)	500	386,755
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(b)	725	608,630
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(b)	305	276,498
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(b)	420	344,203
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	400	337,664
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(b)	750	623,055
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(b)	488	423,999
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(b)	705	594,907
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	311	301,340
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(b)	615	547,368
3.25%, 10/21/27 (Call 10/21/26)	546	515,266
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	350	338,586
3.38%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(b)	565	545,745
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(b)	1,088	1,009,697
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)	414	407,103
3.50%, 04/19/26	519	505,911

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	$613	$584,195
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	495	465,924
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	485	460,629
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	410	392,345
3.84%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(b)	320	316,781
3.85%, 03/08/37 (Call 03/08/32)(b)	485	419,486
3.88%, 08/01/25	370	369,234
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(b)	471	444,360
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(b)	662	620,287
4.00%, 04/01/24	560	561,075
4.00%, 01/22/25	511	506,743
4.13%, 01/22/24	585	587,352
4.20%, 08/26/24	676	675,513
4.25%, 10/22/26	478	470,787
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(b)	680	652,480
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(b)	275	268,356
4.45%, 03/03/26	502	499,972
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(b)	735	702,961
4.83%, 07/22/26 (Call 07/22/25)(b)	480	480,725
4.95%, 07/22/28 (Call 07/22/27)(b)	510	509,439
5.02%, 07/22/33 (Call 07/22/32)(b)	540	535,680
Series L, 3.95%, 04/21/25	660	653,004
Series L, 4.18%, 11/25/27 (Call 11/25/26)	397	387,460
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(b)	580	518,456
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(b)	455	377,764
Bank of Montreal
0.40%, 09/15/23	90	86,869
0.45%, 12/08/23	515	493,839
0.63%, 07/09/24	100	94,071
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(b)	210	187,165
1.25%, 09/15/26	185	164,965
1.50%, 01/10/25	250	235,255
1.85%, 05/01/25	340	320,440
2.15%, 03/08/24	160	155,894
2.50%, 06/28/24	238	232,121
2.65%, 03/08/27(a)	190	176,761
3.09%, 01/10/37 (Call 01/10/32)(b)	225	181,307
3.70%, 06/07/25	200	197,358
3.80%, 12/15/32 (Call 12/15/27)(b)	165	150,614
4.34%, 10/05/28 (Call 10/05/23)(b)	265	263,974
Series E, 3.30%, 02/05/24	240	237,830
Bank of New York Mellon Corp.
3.43%, 06/13/25 (Call 06/13/24)(b)	80	79,032
3.99%, 06/13/28 (Call 06/13/27)(b)	70	68,555
4.29%, 06/13/33 (Call 06/13/32)(b)	70	68,239
4.41%, 07/24/26 (Call 07/24/25)(a)(b)	50	50,233
4.60%, 07/26/30 (Call 07/26/29)(b)	25	24,999
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	45	43,189
0.50%, 04/26/24 (Call 03/26/24)	45	42,739
0.75%, 01/28/26 (Call 12/28/25)(a)	55	49,624

Security	Par (000)	Value

Banks (continued)
1.05%, 10/15/26 (Call 09/15/26)	$150	$133,407
1.60%, 04/24/25 (Call 03/24/25)	164	154,429
1.65%, 07/14/28 (Call 05/14/28)(a)	135	116,725
1.65%, 01/28/31 (Call 10/28/30)	130	105,057
1.80%, 07/28/31 (Call 04/28/31)	135	108,794
2.05%, 01/26/27 (Call 12/26/26)(a)	100	91,947
2.10%, 10/24/24	340	329,195
2.45%, 08/17/26 (Call 05/17/26)	83	78,116
2.50%, 01/26/32 (Call 10/26/31)	130	110,005
2.80%, 05/04/26 (Call 02/04/26)	237	228,582
3.00%, 10/30/28 (Call 07/30/28)	135	123,617
3.25%, 09/11/24 (Call 08/11/24)	230	228,270
3.25%, 05/16/27 (Call 02/16/27)	135	130,665
3.30%, 08/23/29 (Call 05/23/29)	154	143,443
3.35%, 04/25/25 (Call 03/25/25)	185	182,404
3.40%, 05/15/24 (Call 04/15/24)	215	213,880
3.40%, 01/29/28 (Call 10/29/27)	201	192,122
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(b)	96	92,161
3.85%, 04/28/28	120	117,770
3.85%, 04/26/29 (Call 02/26/29)	60	57,621
3.95%, 11/18/25 (Call 10/18/25)	102	101,840
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	249	248,978
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	125	122,590
Series J, 0.85%, 10/25/24 (Call 09/25/24)	200	187,706
Series J, 1.90%, 01/25/29 (Call 11/25/28)	155	133,221
Bank of Nova Scotia (The)
0.55%, 09/15/23	138	133,325
0.65%, 07/31/24	60	56,183
0.70%, 04/15/24	260	246,537
1.05%, 03/02/26	110	98,663
1.30%, 06/11/25(a)	160	147,944
1.30%, 09/15/26	90	79,887
1.35%, 06/24/26	150	134,589
1.45%, 01/10/25	140	131,559
1.95%, 02/02/27	130	117,026
2.15%, 08/01/31	35	28,660
2.20%, 02/03/25	235	223,931
2.44%, 03/11/24	175	171,043
2.45%, 02/02/32	10	8,316
2.70%, 08/03/26	390	367,310
3.40%, 02/11/24	50	49,606
3.45%, 04/11/25	230	224,954
4.50%, 12/16/25	459	457,683
4.59%, 05/04/37 (Call 02/04/32)(b)	235	212,226
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(b)	35	31,336
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	100	99,703
5.13%, 06/11/30 (Call 03/11/30)	85	82,084
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(b)	230	218,065
2.28%, 11/24/27 (Call 11/24/26)(b)	210	184,464
2.65%, 06/24/31 (Call 06/24/30), (SOFR + 1.900%)(b)	275	218,974
2.67%, 03/10/32 (Call 03/10/31)(b)	200	156,454
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)(b)	225	210,643
2.89%, 11/24/32 (Call 11/24/31)(b)	225	176,261
3.56%, 09/23/35 (Call 09/23/30)(b)	200	161,222
3.65%, 03/16/25	305	296,307

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(b)	$295	$288,501
4.34%, 01/10/28 (Call 01/10/27)	325	307,889
4.38%, 09/11/24	315	311,362
4.38%, 01/12/26	575	563,241
4.84%, 05/09/28 (Call 05/07/27)	500	473,370
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(b)	355	339,153
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(b)	355	331,698
5.20%, 05/12/26	325	321,815
5.50%, 08/09/28	300	295,137
5.75%, 08/09/33	200	195,884
BNP Paribas SA, 4.25%, 10/15/24	200	199,322
BPCE SA
3.38%, 12/02/26	250	238,102
4.00%, 04/15/24	265	263,643
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	420	402,494
1.00%, 10/18/24	195	182,393
1.25%, 06/22/26	235	210,090
2.25%, 01/28/25	455	433,842
3.10%, 04/02/24	205	202,142
3.45%, 04/07/27	30	28,769
3.50%, 09/13/23	564	562,381
3.95%, 08/04/25	120	118,600
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	90	89,888
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(b)	75	71,921
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	295	277,825
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	490	432,141
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(b)	10	9,305
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(b)	590	520,386
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(b)	195	183,249
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(b)	335	270,003
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(b)	485	397,584
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(b)	671	560,949
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(b)	670	568,354
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(b)	375	326,587
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(b)	575	487,146
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(b)	150	138,881
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	758	727,665
3.20%, 10/21/26 (Call 07/21/26)	555	528,543
3.29%, 03/17/26 (Call 03/17/25), (SOFR + 1.528%)(b)	150	144,701
3.30%, 04/27/25	484	472,500
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	566	554,606
3.40%, 05/01/26	508	490,713
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(b)	430	400,308
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(b)	566	530,914
3.70%, 01/12/26	513	501,114
3.75%, 06/16/24	152	151,881
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(b)	540	485,806
3.88%, 10/25/23	206	206,791
3.88%, 03/26/25	295	291,342
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(b)	620	594,524

Security	Par (000)	Value

Banks (continued)
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(b)	$645	$602,649
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(b)	336	319,667
4.13%, 07/25/28	480	457,733
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(b)	255	253,284
4.30%, 11/20/26	352	347,572
4.40%, 06/10/25	606	603,618
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	675	642,229
4.45%, 09/29/27	812	792,106
4.60%, 03/09/26	390	389,497
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(a)(b)	125	123,459
4.91%, 05/24/33 (Call 05/24/32)(b)	490	481,048
5.50%, 09/13/25	304	311,956
6.63%, 01/15/28(a)	40	43,488
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	25	23,670
3.75%, 02/18/26 (Call 11/18/25)	260	254,618
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	102	85,607
2.85%, 07/27/26 (Call 04/27/26)	165	156,262
3.25%, 04/30/30 (Call 01/30/30)	110	96,578
4.30%, 12/03/25 (Call 11/03/25)	30	29,652
5.64%, 05/21/37 (Call 05/21/32)(b)	70	68,332
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	100	96,653
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	415	395,931
4.38%, 08/04/25	10	9,841
Cooperatieve Rabobank U.A./NY, 1.38%, 01/10/25	250	234,532
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 09/28/22)	50	47,070
Credit Suisse AG, 5.00%, 07/09/27	500	485,605
Credit Suisse AG/New York NY
0.50%, 02/02/24	60	56,506
1.25%, 08/07/26	20	17,255
2.95%, 04/09/25	370	351,104
3.63%, 09/09/24	710	693,045
3.70%, 02/21/25	40	38,702
Credit Suisse Group AG
3.75%, 03/26/25	510	487,840
4.55%, 04/17/26	495	474,457
Deutsche Bank AG, 4.10%, 01/13/26(a)	231	225,306
Deutsche Bank AG/London, 3.70%, 05/30/24	260	256,292
Deutsche Bank AG/New York NY
0.90%, 05/28/24	150	141,000
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(b)	90	83,928
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	405	356,781
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(b)	165	159,014
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(b)	490	416,544
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(b)	195	165,994
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(b)	185	144,054
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(b)	295	242,189
3.70%, 05/30/24	265	260,601
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(b)	350	335,307
4.10%, 01/13/26(a)	35	34,061
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	40	38,445
2.70%, 02/06/30 (Call 11/06/29)	250	208,338
3.45%, 07/27/26 (Call 04/27/26)	250	236,875
4.25%, 03/13/26	20	19,537

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.65%, 09/13/28 (Call 06/13/28)	$15	$14,425
4.68%, 08/09/28 (Call 08/09/23)(b)	355	343,750
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(b)	10	8,964
2.38%, 01/28/25 (Call 12/28/24)	50	47,799
2.55%, 05/05/27 (Call 04/05/27)	170	156,539
3.65%, 01/25/24 (Call 12/25/23)	445	442,241
3.95%, 03/14/28 (Call 02/14/28)	115	111,627
4.06%, 04/25/28 (Call 04/25/27)(b)	70	68,248
4.30%, 01/16/24 (Call 12/16/23)	304	304,334
4.34%, 04/25/33 (Call 04/25/32)(b)	70	66,446
4.77%, 07/28/30 (Call 07/28/29)(b)	110	109,481
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	255	234,824
3.85%, 03/15/26 (Call 02/15/26)	40	38,912
3.95%, 07/28/25 (Call 06/28/25)(a)	200	199,374
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (SOFR + 2.465%)(b)	100	94,649
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	5	5,074
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	70	68,489
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(b)	250	238,687
6.13%, 03/09/28	70	71,800
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(b)	65	62,284
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(b)	205	196,353
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(b)	85	75,366
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	580	515,904
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(b)	645	566,046
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(b)	410	393,842
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	840	745,248
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(b)	567	447,703
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(b)	655	528,605
2.60%, 02/07/30 (Call 11/07/29)	349	298,807
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	620	510,706
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(b)	185	167,825
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(b)	540	443,912
3.00%, 03/15/24	200	196,708
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(b)	775	659,517
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	632	615,631
3.50%, 01/23/25 (Call 10/23/24)	513	502,981
3.50%, 04/01/25 (Call 03/01/25)	662	647,357
3.50%, 11/16/26 (Call 11/16/25)	590	566,654
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(b)	535	506,062
3.63%, 02/20/24 (Call 01/20/24)	440	437,122
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(b)	520	491,249
3.75%, 05/22/25 (Call 02/22/25)	516	507,032
3.75%, 02/25/26 (Call 11/25/25)	257	251,719
3.80%, 03/15/30 (Call 12/15/29)	608	563,209
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(b)	652	611,817
3.85%, 07/08/24 (Call 04/08/24)	478	476,222
3.85%, 01/26/27 (Call 01/26/26)	683	661,936
4.00%, 03/03/24	494	493,738
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(b)	697	666,234
4.25%, 10/21/25	571	564,479
4.39%, 06/15/27 (Call 06/15/26)(b)	465	456,504

Security	Par (000)	Value

Banks (continued)
4.48%, 08/23/28	$330	$322,426
5.95%, 01/15/27	25	26,058
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(b)	45	43,184
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(b)	210	200,546
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(b)	385	335,454
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(b)	550	501,363
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(b)	525	442,669
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(b)	35	32,150
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(b)	430	356,049
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)	490	431,808
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(b)	75	59,301
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	70	66,435
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(b)	400	317,800
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(b)	285	235,470
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(b)	325	258,417
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(b)	410	402,161
3.90%, 05/25/26	580	563,905
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(b)	600	542,184
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(b)	485	456,157
4.18%, 12/09/25 (Call 12/09/24)(b)	200	196,070
4.25%, 03/14/24	480	478,277
4.25%, 08/18/25	435	427,405
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(b)	630	612,114
4.30%, 03/08/26	675	667,082
4.38%, 11/23/26	400	391,440
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(b)	685	646,489
4.76%, 06/09/28 (Call 06/09/27)(b)	410	394,973
4.76%, 03/29/33 (Call 03/29/32), (SOFR + 2.530%)(b)	375	334,721
4.95%, 03/31/30	680	662,021
5.21%, 08/11/28	400	390,428
5.40%, 08/11/33	450	427,788
7.63%, 05/17/32	5	5,672
HSBC USA Inc.
3.50%, 06/23/24	255	251,410
3.75%, 05/24/24	300	297,996
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31)(b)	85	64,364
4.44%, 08/04/28 (Call 08/04/27)(b)	60	58,769
5.02%, 05/17/33 (Call 05/17/32)(b)	265	262,051
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	138	117,968
2.63%, 08/06/24 (Call 07/06/24)	159	154,445
4.00%, 05/15/25 (Call 04/15/25)	60	59,446
Huntington National Bank (The), 4.55%, 05/17/28 (Call 05/17/27)(b)	250	248,340
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	250	244,482
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(b)	215	177,771
3.55%, 04/09/24	30	29,661
3.95%, 03/29/27(a)	350	335,923
4.05%, 04/09/29	340	318,828
4.10%, 10/02/23	660	659,842
4.25%, 03/28/33 (Call 03/28/32), (SOFR + 2.070%)(b)	200	184,460

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.55%, 10/02/28	$245	$237,165
Intesa Sanpaolo SpA, 5.25%, 01/12/24	200	200,180
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(b)	30	28,346
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(b)	565	529,128
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(b)	210	184,890
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)(b)	705	626,766
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(b)	245	214,777
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(b)	400	373,148
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	815	728,170
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(b)	60	47,177
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(b)	585	463,934
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	25	23,376
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(b)	435	372,077
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	840	786,005
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(b)	505	448,036
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(b)	620	524,508
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(b)	150	123,591
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(b)	535	442,584
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(b)	550	522,373
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(b)	860	744,820
2.95%, 10/01/26 (Call 07/01/26)	718	682,538
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(b)	520	481,088
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(b)	545	469,801
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(b)	650	552,383
3.13%, 01/23/25 (Call 10/23/24)	90	88,611
3.20%, 06/15/26 (Call 03/15/26)	370	356,099
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	693	679,681
3.30%, 04/01/26 (Call 01/01/26)	643	621,910
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(b)	583	540,138
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(b)	525	494,665
3.63%, 05/13/24(a)	410	408,983
3.63%, 12/01/27 (Call 12/01/26)	476	454,913
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(b)	515	474,567
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	625	599,744
3.85%, 06/14/25 (Call 06/14/24)(b)	100	98,957
3.88%, 02/01/24	500	501,855
3.88%, 09/10/24	655	652,301
3.90%, 07/15/25 (Call 04/15/25)	590	587,392
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(b)	483	469,954
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(b)	617	584,490
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(b)	539	536,197
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(b)	370	365,157
4.13%, 12/15/26	459	453,744
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(b)	552	527,657
4.25%, 10/01/27	518	512,623
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(b)	360	351,774
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(b)	638	617,380
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(b)	645	626,095
4.57%, 06/14/30 (Call 06/14/29)(b)	200	194,578

Security	Par (000)	Value

Banks (continued)
4.59%, 04/26/33 (Call 04/26/32), (SOFR + 1.800%)(b)	$60	$57,982
4.85%, 07/25/28 (Call 07/25/27)(b)	325	324,639
4.91%, 07/25/33 (Call 07/25/32)(b)	795	788,099
7.63%, 10/15/26	65	72,946
7.75%, 07/15/25	10	10,921
8.00%, 04/29/27	160	183,928
8.75%, 09/01/30	100	121,243
KeyBank N.A./Cleveland OH
3.40%, 05/20/26	250	238,815
3.90%, 04/13/29	250	228,935
KeyCorp
2.25%, 04/06/27	240	215,911
2.55%, 10/01/29	168	143,916
3.88%, 05/23/25 (Call 05/23/24)(b)	25	24,786
4.10%, 04/30/28	70	67,976
4.15%, 10/29/25	188	186,131
KfW
0.25%, 10/19/23	115	110,788
0.25%, 03/08/24	100	95,149
0.38%, 07/18/25	925	844,192
0.50%, 09/20/24	230	216,251
0.63%, 01/22/26	905	820,826
0.75%, 09/30/30	80	65,282
1.00%, 10/01/26	560	506,514
1.25%, 01/31/25	900	851,544
1.38%, 08/05/24	630	604,624
1.75%, 09/14/29	553	497,103
2.00%, 05/02/25	1,028	986,726
2.50%, 11/20/24	1,011	988,445
2.63%, 02/28/24	349	344,306
2.88%, 04/03/28	782	758,298
Korea Development Bank (The)
0.40%, 03/09/24(a)	50	47,464
0.75%, 01/25/25	20	18,519
2.00%, 02/24/25	220	209,548
2.00%, 09/12/26	270	250,951
2.00%, 10/25/31	65	54,815
2.13%, 10/01/24	350	337,844
2.25%, 02/24/27	20	18,610
3.00%, 01/13/26	215	209,088
3.25%, 02/19/24	50	49,567
3.38%, 09/16/25	200	196,062
3.75%, 01/22/24	50	49,937
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	150	136,416
0.88%, 09/03/30	140	115,353
1.75%, 07/27/26	390	364,560
2.00%, 01/13/25	630	607,818
2.38%, 06/10/25(a)	395	382,083
3.13%, 11/14/23	65	64,655
Series 37, 2.50%, 11/15/27(a)	110	104,708
Series 40, 0.50%, 05/27/25	640	588,666
Lloyds Banking Group PLC
1.00%, 08/11/33	225	213,847
1.63%, 05/11/27 (Call 05/11/26)(b)	60	53,077
2.44%, 02/05/26 (Call 02/05/25)(b)	230	216,435
3.51%, 03/18/26 (Call 03/18/25)(b)	300	289,053
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(b)	285	263,451
3.75%, 01/11/27	250	238,485

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 03/18/28 (Call 03/18/27)(b)	$300	$283,134
3.87%, 07/09/25 (Call 07/09/24)(b)	305	299,110
4.38%, 03/22/28	235	226,524
4.45%, 05/08/25	260	257,889
4.50%, 11/04/24	200	198,924
4.55%, 08/16/28	205	198,499
4.58%, 12/10/25	215	210,614
4.65%, 03/24/26	280	273,739
4.72%, 08/11/26	225	222,026
M&T Bank Corp., 4.55%, 08/16/28	70	70,006
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	250	242,622
3.40%, 08/17/27	10	9,395
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(b)	280	270,052
0.95%, 07/19/25 (Call 07/19/24)(b)	440	410,428
1.41%, 07/17/25	325	298,174
2.19%, 02/25/25	535	506,907
2.31%, 07/20/32 (Call 07/20/31)(b)	200	161,644
2.34%, 01/19/28 (Call 01/19/27)(b)	200	179,790
2.56%, 02/25/30	300	256,683
2.76%, 09/13/26(a)	250	232,962
2.80%, 07/18/24	250	243,145
2.85%, 01/19/33 (Call 01/19/32)(b)	200	167,756
3.20%, 07/18/29	420	380,759
3.29%, 07/25/27	50	47,102
3.41%, 03/07/24	435	430,733
3.68%, 02/22/27	195	187,929
3.74%, 03/07/29	390	367,532
3.78%, 03/02/25	204	201,483
3.84%, 04/17/26 (Call 04/17/25)(b)	275	269,032
3.85%, 03/01/26	475	463,847
3.96%, 03/02/28	296	285,101
4.05%, 09/11/28	235	225,670
4.08%, 04/19/28 (Call 04/19/27)(b)	300	289,764
4.32%, 04/19/33 (Call 04/19/32)(b)	100	94,890
5.02%, 07/20/28 (Call 07/20/27)(b)	700	703,395
5.13%, 07/20/33 (Call 07/20/32)(b)	700	702,954
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(b)	30	26,164
2.17%, 05/22/32 (Call 05/22/31)(b)	15	11,820
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(b)	315	253,307
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(b)	255	236,617
2.26%, 07/09/32 (Call 07/09/31)(a)(b)	200	158,442
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(b)	200	190,768
2.56%, 09/13/31	235	185,215
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(b)	75	62,316
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	255	245,330
2.84%, 09/13/26	203	187,874
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(b)	80	70,510
3.17%, 09/11/27	285	262,850
3.26%, 05/22/30 (Call 05/22/29)(b)	50	44,401
3.66%, 02/28/27	210	200,147
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(b)	225	223,303
4.02%, 03/05/28	300	285,990

Security	Par (000)	Value

Banks (continued)
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(b)	$355	$337,108
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(b)	55	52,151
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(b)	550	514,316
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	570	504,838
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(b)	540	501,692
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	555	491,758
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	640	570,784
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(b)	410	323,010
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(b)	705	556,936
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	655	615,124
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	600	483,876
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(b)	325	295,415
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(b)	550	425,364
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(b)	380	311,604
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(b)	200	190,396
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	775	671,003
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	395	381,969
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(b)	505	430,725
3.13%, 07/27/26	544	518,301
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(b)	616	581,886
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(b)	230	226,803
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	770	706,344
3.63%, 01/20/27	598	580,807
3.70%, 10/23/24	351	348,813
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(b)	491	462,281
3.88%, 01/27/26	614	605,742
3.95%, 04/23/27	509	493,343
4.00%, 07/23/25	645	641,536
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(b)	160	155,766
4.35%, 09/08/26	488	482,403
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(b)	809	787,861
4.68%, 07/17/26 (Call 07/17/25)(b)	155	155,152
4.89%, 07/20/33 (Call 07/20/32)(a)(b)	70	69,699
5.00%, 11/24/25	395	401,245
5.30%, 04/20/37 (Call 04/20/32)(b)	385	369,742
Series F, 3.88%, 04/29/24	566	564,959
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(b)	120	110,935
National Australia Bank Ltd./New York
2.50%, 07/12/26	275	258,423
3.38%, 01/14/26	265	258,030
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(b)	200	156,644
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(b)	280	268,800
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(b)	340	330,004
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(b)	270	235,996
3.07%, 05/22/28 (Call 05/22/27)(b)	270	244,075
3.75%, 11/01/29 (Call 11/01/24)(b)	200	189,960
3.88%, 09/12/23	20	19,895
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	635	627,418

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(b)	$275	$256,723
4.80%, 04/05/26	275	273,471
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	170	143,616
3.15%, 05/03/29 (Call 02/03/29)	160	149,558
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(b)	95	88,539
3.65%, 08/03/28 (Call 05/03/28)(a)	91	88,617
3.95%, 10/30/25	153	152,394
4.00%, 05/10/27 (Call 04/10/27)	205	204,305
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	105	95,206
0.50%, 02/02/26	115	103,509
1.50%, 02/12/25	825	784,369
2.88%, 05/23/25	10	9,806
3.13%, 11/07/23	80	79,583
PNC Bank NA
2.70%, 10/22/29	75	65,369
2.95%, 02/23/25 (Call 01/24/25)	30	29,191
3.25%, 06/01/25 (Call 05/02/25)	375	367,009
3.25%, 01/22/28 (Call 12/23/27)	255	241,845
3.88%, 04/10/25 (Call 03/10/25)	250	246,990
4.05%, 07/26/28	260	251,121
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	185	165,841
2.20%, 11/01/24 (Call 10/02/24)	200	193,350
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)(b)	275	231,099
2.55%, 01/22/30 (Call 10/24/29)	423	371,386
2.60%, 07/23/26 (Call 05/23/26)	95	89,857
3.15%, 05/19/27 (Call 04/19/27)(a)	193	184,782
3.45%, 04/23/29 (Call 01/23/29)	299	283,051
3.50%, 01/23/24 (Call 12/23/23)	464	462,487
3.90%, 04/29/24 (Call 03/29/24)	409	409,053
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	110	94,707
2.25%, 05/18/25 (Call 04/18/25)	230	219,057
Royal Bank of Canada
0.43%, 01/19/24	225	214,796
0.50%, 10/26/23	20	19,287
0.65%, 07/29/24	185	173,708
0.75%, 10/07/24	175	163,230
0.88%, 01/20/26	279	249,990
1.15%, 06/10/25	200	184,366
1.15%, 07/14/26	20	17,830
1.20%, 04/27/26	85	76,413
1.40%, 11/02/26	515	458,195
1.60%, 01/21/25	10	9,441
2.05%, 01/21/27(a)	100	91,234
2.25%, 11/01/24	297	285,717
2.30%, 11/03/31	415	345,741
2.55%, 07/16/24	50	48,649
3.38%, 04/14/25	95	93,310
3.63%, 05/04/27(a)	110	106,140
3.70%, 10/05/23	654	653,922
3.88%, 05/04/32	110	103,927
3.97%, 07/26/24	145	144,665
4.24%, 08/03/27	175	172,554
4.65%, 01/27/26	315	316,890

Security	Par (000)	Value

Banks (continued)
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(b)	$205	$178,256
3.24%, 10/05/26 (Call 08/05/26)	88	81,906
3.45%, 06/02/25 (Call 05/02/25)	90	86,068
3.50%, 06/07/24 (Call 05/07/24)	217	213,064
4.26%, 06/09/25 (Call 06/09/24)(b)	10	9,793
4.40%, 07/13/27 (Call 04/14/27)	249	239,770
4.50%, 07/17/25 (Call 04/17/25)	255	252,481
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(b)	65	60,835
1.53%, 08/21/26 (Call 08/21/25)(b)	350	312,770
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(b)	200	173,396
2.90%, 03/15/32 (Call 03/15/31), (SOFR + 1.475%)(b)	205	165,156
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(b)	200	182,994
Santander UK PLC
2.88%, 06/18/24(a)	15	14,625
4.00%, 03/13/24	480	479,515
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(b)	55	51,966
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(b)	175	157,631
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(b)	50	45,822
2.20%, 03/03/31	85	70,729
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(b)	125	120,688
2.40%, 01/24/30	156	137,140
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(b)	50	42,593
2.65%, 05/19/26	235	226,126
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(b)	65	62,500
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(b)	265	240,819
3.30%, 12/16/24(a)	231	229,006
3.55%, 08/18/25	325	322,146
3.70%, 11/20/23	299	299,404
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(b)	63	62,846
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(b)	130	127,121
4.16%, 08/04/33	30	28,991
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	250	243,517
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26(a)	245	216,166
1.71%, 01/12/31	230	178,427
1.90%, 09/17/28	25	20,983
2.13%, 07/08/30	35	28,690
2.14%, 09/23/30	120	95,521
2.22%, 09/17/31	240	193,855
2.35%, 01/15/25	305	290,470
2.45%, 09/27/24	340	325,955
2.47%, 01/14/29	200	172,656
2.63%, 07/14/26	163	151,782
2.70%, 07/16/24	600	581,988
2.72%, 09/27/29	200	173,616
2.75%, 01/15/30	320	276,755
3.01%, 10/19/26	380	357,679
3.04%, 07/16/29	405	359,531
3.20%, 09/17/29	245	216,350
3.35%, 10/18/27	260	244,169
3.36%, 07/12/27	310	292,584
3.45%, 01/11/27	272	259,132
3.54%, 01/17/28	185	175,208

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.78%, 03/09/26	$305	$297,698
3.94%, 10/16/23	310	309,888
3.94%, 07/19/28	55	52,356
4.31%, 10/16/28	250	243,512
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	175	155,281
1.80%, 02/02/31 (Call 11/02/30)	155	116,882
2.10%, 05/15/28 (Call 03/15/28)	50	42,374
3.13%, 06/05/30 (Call 03/05/30)	120	102,719
3.50%, 01/29/25	135	131,220
4.35%, 04/29/28 (Call 04/29/27)(b)	110	106,225
4.57%, 04/29/33 (Call 04/29/32)(a)(b)	75	69,877
Svenska Handelsbanken AB, 3.90%, 11/20/23	260	260,247
Synchrony Bank, 5.63%, 08/23/27	250	248,072
Toronto-Dominion Bank (The)
0.45%, 09/11/23	160	154,531
0.55%, 03/04/24	560	532,448
0.70%, 09/10/24	60	56,130
0.75%, 09/11/25	100	90,322
0.75%, 01/06/26	560	500,270
1.15%, 06/12/25	205	189,031
1.20%, 06/03/26	485	433,735
1.25%, 12/13/24	85	79,863
1.25%, 09/10/26	185	164,299
1.45%, 01/10/25(a)	100	94,487
1.95%, 01/12/27	100	90,599
2.00%, 09/10/31	230	186,581
2.35%, 03/08/24	100	97,635
2.45%, 01/12/32(a)	110	91,730
2.65%, 06/12/24	222	216,781
2.80%, 03/10/27	100	93,784
3.20%, 03/10/32	110	97,738
3.25%, 03/11/24	572	565,697
3.63%, 09/15/31 (Call 09/15/26)(b)	335	318,253
3.77%, 06/06/25	200	197,626
4.11%, 06/08/27	500	494,905
4.46%, 06/08/32	365	358,054
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	410	384,404
2.15%, 12/06/24 (Call 11/05/24)	25	23,982
2.25%, 03/11/30 (Call 12/11/29)	290	242,188
2.64%, 09/17/29 (Call 09/17/24)(b)	260	246,301
3.20%, 04/01/24 (Call 03/01/24)	226	223,672
3.30%, 05/15/26 (Call 04/15/26)	180	173,092
4.05%, 11/03/25 (Call 09/03/25)	50	49,917
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	304	260,996
1.20%, 08/05/25 (Call 07/03/25)	100	91,883
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	20	17,988
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(b)	230	197,301
1.95%, 06/05/30 (Call 03/05/30)	70	58,092
2.50%, 08/01/24 (Call 07/01/24)	145	141,194
2.85%, 10/26/24 (Call 09/26/24)	303	297,737
3.70%, 06/05/25 (Call 05/05/25)	225	222,566
3.75%, 12/06/23 (Call 11/06/23)	340	340,503
3.88%, 03/19/29 (Call 02/16/29)	225	212,857
4.00%, 05/01/25 (Call 03/01/25)	359	358,038
4.12%, 06/06/28 (Call 06/06/27)(b)	320	314,192
4.26%, 07/28/26 (Call 07/28/25)(b)	175	174,799
4.92%, 07/28/33 (Call 07/28/32)(b)	150	144,111

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	$210	$167,866
1.45%, 05/12/25 (Call 04/11/25)	210	196,883
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(b)	100	91,400
2.40%, 07/30/24 (Call 06/28/24)	300	292,773
2.49%, 11/03/36 (Call 11/03/31)(b)	100	80,628
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(b)	200	172,080
3.00%, 07/30/29 (Call 04/30/29)	275	247,415
3.10%, 04/27/26 (Call 03/27/26)	243	233,880
3.38%, 02/05/24 (Call 01/05/24)	199	198,047
3.60%, 09/11/24 (Call 08/11/24)	302	300,656
3.70%, 01/30/24 (Call 12/29/23)	237	237,178
3.90%, 04/26/28 (Call 03/24/28)(a)	217	213,257
3.95%, 11/17/25 (Call 10/17/25)	344	344,344
4.55%, 07/22/28 (Call 07/22/27)(b)	200	200,662
4.97%, 07/22/33 (Call 07/22/32)(b)	195	193,274
Series V, 2.38%, 07/22/26 (Call 06/22/26)	445	419,395
Series X, 3.15%, 04/27/27 (Call 03/27/27)	403	388,029
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	255	244,303
2.80%, 01/27/25 (Call 12/27/24)(a)	250	243,692
Wachovia Corp., 7.57%, 08/01/26(c)	135	147,118
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	85	79,565
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(b)	125	117,271
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(b)	481	452,010
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(b)	275	257,364
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(b)	617	551,919
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(b)	629	600,796
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(b)	650	553,514
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(b)	775	679,574
3.00%, 02/19/25	480	467,203
3.00%, 04/22/26	684	650,559
3.00%, 10/23/26	696	656,690
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(b)	555	522,693
3.30%, 09/09/24	543	536,571
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(b)	775	675,885
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(b)	380	358,849
3.55%, 09/29/25	628	616,815
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(b)	654	616,781
3.75%, 01/24/24 (Call 12/22/23)	586	584,517
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(b)	530	519,146
4.10%, 06/03/26	576	565,580
4.15%, 01/24/29 (Call 10/24/28)	552	534,623
4.30%, 07/22/27	638	626,733
4.48%, 01/16/24	250	251,177
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(b)	430	413,776
4.54%, 08/15/26	120	119,165
4.81%, 07/25/28 (Call 07/25/27)(b)	235	233,757
4.90%, 07/25/33 (Call 07/25/32)(b)	695	684,811
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(b)	35	30,946
Westpac Banking Corp.
1.02%, 11/18/24	35	33,011
1.15%, 06/03/26	340	304,932
1.95%, 11/20/28	380	330,687
2.15%, 06/03/31	370	311,773

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.35%, 02/19/25	$52	$50,012
2.65%, 01/16/30	295	262,904
2.67%, 11/15/35 (Call 11/15/30)(a)(b)	50	39,531
2.70%, 08/19/26	245	231,745
2.85%, 05/13/26	480	458,395
2.89%, 02/04/30 (Call 02/04/25)(b)	506	475,772
3.02%, 11/18/36 (Call 11/18/31)(b)	210	167,320
3.30%, 02/26/24(a)	440	438,095
3.35%, 03/08/27	323	311,676
3.40%, 01/25/28	247	236,167
3.74%, 08/26/25	20	19,813
4.11%, 07/24/34 (Call 07/24/29)(b)	200	180,344
4.32%, 11/23/31 (Call 11/23/26)(b)	60	57,088
5.41%, 08/10/33	150	145,170
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	15	12,740

		223,801,820

Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	672	660,925
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	330	310,639
4.00%, 04/13/28 (Call 01/13/28)	265	261,738
4.75%, 01/23/29 (Call 10/23/28)	813	829,414
4.90%, 01/23/31 (Call 10/23/30)	155	159,427
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)(a)	35	34,615
Coca-Cola Co. (The)
1.00%, 03/15/28	170	146,773
1.38%, 03/15/31	245	199,614
1.45%, 06/01/27	305	275,985
1.65%, 06/01/30	125	105,524
1.75%, 09/06/24(a)	255	247,271
2.00%, 03/05/31	230	197,002
2.13%, 09/06/29	370	329,733
2.90%, 05/25/27	145	139,945
3.38%, 03/25/27	228	225,310
3.45%, 03/25/30	378	364,143
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	220	216,011
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	165	134,340
2.88%, 05/01/30 (Call 02/01/30)	100	86,889
3.15%, 08/01/29 (Call 05/01/29)	55	49,458
3.60%, 05/09/24	70	69,450
3.60%, 02/15/28 (Call 11/15/27)	235	223,271
3.70%, 12/06/26 (Call 09/06/26)	364	352,581
4.35%, 05/09/27 (Call 04/09/27)	20	19,855
4.40%, 11/15/25 (Call 09/15/25)	225	225,484
4.65%, 11/15/28 (Call 08/15/28)	45	44,685
4.75%, 11/15/24	180	182,259
4.75%, 05/09/32 (Call 02/09/32)	155	152,700
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	235	201,214
2.38%, 10/24/29 (Call 07/24/29)	25	22,174
3.50%, 09/18/23 (Call 08/18/23)	210	209,374
3.88%, 05/18/28 (Call 02/18/28)	200	198,762
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 10/03/22)	110	104,610
2.25%, 03/15/31 (Call 12/15/30)	85	69,939
2.55%, 09/15/26 (Call 06/15/26)	95	88,829
3.13%, 12/15/23 (Call 10/15/23)	189	187,176

Security	Par (000)	Value

Beverages (continued)
3.20%, 05/01/30 (Call 02/01/30)	$155	$139,173
3.40%, 11/15/25 (Call 08/15/25)	50	48,837
3.43%, 06/15/27 (Call 03/15/27)	160	152,942
3.95%, 04/15/29 (Call 02/15/29)(a)	155	147,495
4.05%, 04/15/32 (Call 01/15/32)	165	153,867
4.42%, 05/25/25 (Call 03/25/25)	59	59,192
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	418	391,908
PepsiCo Inc.
0.40%, 10/07/23	165	159,347
1.40%, 02/25/31 (Call 11/25/30)	125	102,148
1.63%, 05/01/30 (Call 02/01/30)	264	222,819
1.95%, 10/21/31 (Call 07/21/31)	110	93,147
2.25%, 03/19/25 (Call 02/19/25)	288	277,782
2.38%, 10/06/26 (Call 07/06/26)	219	207,829
2.63%, 03/19/27 (Call 01/19/27)	175	166,084
2.63%, 07/29/29 (Call 04/29/29)	265	242,777
2.75%, 04/30/25 (Call 01/30/25)	250	243,838
2.75%, 03/19/30 (Call 12/19/29)	320	292,960
2.85%, 02/24/26 (Call 11/24/25)	190	185,041
3.00%, 10/15/27 (Call 07/15/27)	268	258,960
3.50%, 07/17/25 (Call 04/17/25)	215	213,957
3.60%, 03/01/24 (Call 12/01/23)(a)	244	244,134
3.60%, 02/18/28 (Call 01/18/28)	155	152,106
3.90%, 07/18/32 (Call 04/18/32)	220	215,503

		11,698,965

Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	440	380,213
1.90%, 02/21/25 (Call 01/21/25)	45	42,853
2.00%, 01/15/32 (Call 10/15/31)	300	243,813
2.20%, 02/21/27 (Call 12/21/26)	110	101,136
2.30%, 02/25/31 (Call 11/25/30)	65	55,056
2.45%, 02/21/30 (Call 11/21/29)	435	380,842
2.60%, 08/19/26 (Call 05/19/26)	510	482,899
3.00%, 02/22/29 (Call 12/22/28)	10	9,195
3.13%, 05/01/25 (Call 02/01/25)(a)	373	365,518
3.20%, 11/02/27 (Call 08/02/27)	27	25,820
3.35%, 02/22/32 (Call 11/22/31)	100	90,584
3.63%, 05/22/24 (Call 02/22/24)	349	347,566
4.05%, 08/18/29	200	194,566
4.20%, 03/01/33	200	193,188
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	185	183,624
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	370	303,093
4.05%, 09/15/25 (Call 06/15/25)	305	303,591
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	45	42,485
3.70%, 03/15/32 (Call 12/15/31)	80	71,453
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/12/22)	254	245,720
1.20%, 10/01/27 (Call 08/01/27)	165	142,268
1.65%, 10/01/30 (Call 07/01/30)	280	227,847
2.50%, 09/01/23 (Call 07/01/23)	43	42,452
2.95%, 03/01/27 (Call 12/01/26)	237	224,605
3.50%, 02/01/25 (Call 11/01/24)	435	429,136
3.65%, 03/01/26 (Call 12/01/25)	453	444,891
3.70%, 04/01/24 (Call 01/01/24)	414	413,023
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	155	126,117

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)(a)	$328	$260,812
Royalty Pharma PLC
0.75%, 09/02/23	300	289,254
1.20%, 09/02/25 (Call 08/02/25)	90	81,816
1.75%, 09/02/27 (Call 07/02/27)	150	130,440
2.15%, 09/02/31 (Call 06/02/31)	45	35,473
2.20%, 09/02/30 (Call 06/02/30)	190	154,008

		7,065,357

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	64	60,855
2.49%, 02/15/27 (Call 12/15/26)	51	46,923
2.70%, 02/15/31 (Call 11/15/30)	20	17,046
2.72%, 02/15/30 (Call 11/15/29)	520	449,743
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	165	129,075
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	135	117,839
4.00%, 09/21/23 (Call 08/21/23)	123	122,715
4.00%, 06/15/25 (Call 03/15/25)	40	39,340
4.00%, 03/25/32 (Call 12/25/31)(a)	140	124,067
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	84	83,114
3.90%, 02/14/26 (Call 11/14/25)	111	109,632
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	140	114,509
2.00%, 09/16/31 (Call 06/16/31)	150	120,484
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	130	118,072
1.70%, 08/01/27 (Call 06/01/27)	45	39,148
3.00%, 11/15/23 (Call 09/15/23)	150	147,658
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	135	111,105
3.50%, 12/15/27 (Call 09/15/27)	234	223,690
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	15	12,650
Masco Corp.
2.00%, 02/15/31 (Call 11/15/30)	130	103,739
3.50%, 11/15/27 (Call 08/15/27)	50	46,591
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	70	66,681
3.88%, 06/01/30 (Call 03/01/30)	135	122,934
3.95%, 08/15/29 (Call 05/15/29)(a)	70	65,634
4.20%, 12/01/24 (Call 09/01/24)	90	89,869
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	85	76,806
3.90%, 04/01/27 (Call 01/01/27)	135	132,431

		2,892,350

Chemicals — 0.4%
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)	320	291,622
2.05%, 05/15/30 (Call 02/15/30)	182	157,111
3.35%, 07/31/24 (Call 04/30/24)(a)	272	270,499
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	100	99,312
5.05%, 06/01/32 (Call 03/01/32)	100	97,684
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	68	62,453
5.00%, 06/30/32 (Call 03/30/32)	70	67,036

Security	Par (000)	Value

Chemicals (continued)
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	$20	$16,816
3.50%, 05/08/24 (Call 04/08/24)	180	175,268
5.90%, 07/05/24	250	252,012
6.05%, 03/15/25	500	501,375
6.17%, 07/15/27 (Call 06/15/27)	500	500,760
6.33%, 07/15/29 (Call 05/15/29)	160	159,043
6.38%, 07/15/32 (Call 04/15/32)	170	168,858
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	100	81,826
4.80%, 11/30/28 (Call 08/30/28)	213	214,304
7.38%, 11/01/29	214	246,269
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	771	772,897
4.49%, 11/15/25 (Call 09/15/25)	441	444,563
4.73%, 11/15/28 (Call 08/15/28)	470	474,648
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	187	184,122
4.50%, 12/01/28 (Call 09/01/28)	170	166,056
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	403	322,271
2.13%, 02/01/32 (Call 11/01/31)	50	42,041
2.70%, 11/01/26 (Call 08/01/26)	230	221,076
3.25%, 12/01/27 (Call 09/01/27)(a)	35	33,928
4.80%, 03/24/30 (Call 12/24/29)	20	20,609
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	145	136,290
2.30%, 07/15/30 (Call 04/15/30)	144	124,500
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	105	99,462
3.45%, 10/01/29 (Call 07/01/29)	128	114,651
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	87	69,516
4.50%, 05/01/29 (Call 02/01/29)	190	174,967
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	25	24,277
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	224	179,384
2.65%, 02/05/25 (Call 11/05/24)	65	63,259
3.20%, 01/30/26 (Call 10/30/25)	10	9,804
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	25	23,726
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	170	153,721
2.25%, 10/01/30 (Call 07/01/30)	115	94,314
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	85	82,544
4.25%, 11/15/23 (Call 08/15/23)	255	255,311
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	130	104,641
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	97	85,896
3.00%, 04/01/25 (Call 01/01/25)	85	82,471
4.00%, 12/15/26 (Call 09/15/26)	110	108,167
4.20%, 04/01/29 (Call 01/01/29)	180	174,760
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	250	223,955
2.40%, 08/15/24 (Call 07/15/24)(a)	20	19,398
2.55%, 06/15/30 (Call 03/15/30)	155	135,444
2.80%, 08/15/29 (Call 05/15/29)	10	9,002
3.75%, 03/15/28 (Call 12/15/27)	40	38,747

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	$90	$73,259
3.75%, 03/15/27 (Call 12/15/26)	84	80,031
4.55%, 03/01/29 (Call 12/01/28)	127	121,583
Sherwin-Williams Co., 4.25%, 08/08/25	75	74,933
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	25	20,282
2.30%, 05/15/30 (Call 02/15/30)	195	164,430
2.95%, 08/15/29 (Call 05/15/29)(a)	60	53,888
3.13%, 06/01/24 (Call 04/01/24)	205	201,921
3.45%, 08/01/25 (Call 05/01/25)	120	117,420
3.45%, 06/01/27 (Call 03/01/27)	265	253,655
3.95%, 01/15/26 (Call 10/15/25)	90	89,018
Westlake Corp.
0.88%, 08/15/24 (Call 10/03/22)	30	28,355
3.38%, 06/15/30 (Call 03/15/30)	50	44,861
3.60%, 08/15/26 (Call 05/15/26)	254	245,511

		10,201,813

Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	275	224,920
1.70%, 05/15/28 (Call 03/15/28)	150	134,299
3.38%, 09/15/25 (Call 06/15/25)	304	301,060
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	90	78,151
3.88%, 08/15/30 (Call 05/15/30)	115	104,389
5.25%, 10/01/25 (Call 07/01/25)	135	136,435
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	55	54,100
3.70%, 04/01/27 (Call 01/01/27)	270	266,201
4.00%, 05/01/32 (Call 02/01/32)	70	68,466
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	70	60,632
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	190	153,165
2.60%, 12/01/24 (Call 11/01/24)	30	28,991
2.60%, 12/15/25 (Call 11/15/25)	94	88,042
3.10%, 05/15/30 (Call 02/15/30)	35	30,549
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	10	8,823
1.50%, 11/15/24 (Call 10/15/24)	15	14,029
2.15%, 01/15/27 (Call 12/15/26)	190	168,520
2.65%, 02/15/25 (Call 01/15/25)	94	89,513
2.90%, 05/15/30 (Call 02/15/30)	190	159,437
2.90%, 11/15/31 (Call 08/15/31)	135	109,409
3.20%, 08/15/29 (Call 05/15/29)	252	220,263
4.45%, 06/01/28 (Call 03/01/28)	80	76,874
4.80%, 04/01/26 (Call 01/01/26)	78	77,388
4.95%, 08/15/27	30	29,739
5.30%, 08/15/29	80	79,162
5.40%, 08/15/32	140	137,204
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	165	139,534
2.65%, 07/15/31 (Call 04/15/31)	115	87,955
J Paul Getty Trust (The), Series 2021, 0.39%, 01/01/24 (Call 10/01/23)	75	71,816
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	10	8,878
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	200	161,400

Security	Par (000)	Value

Commercial Services (continued)
3.25%, 01/15/28 (Call 10/15/27)	$157	$147,988
3.75%, 03/24/25 (Call 02/24/25)	35	34,624
4.25%, 02/01/29 (Call 11/01/28)	70	69,127
4.88%, 02/15/24 (Call 11/15/23)	226	228,387
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	299	281,667
2.30%, 06/01/30 (Call 03/01/30)	195	167,721
2.40%, 10/01/24 (Call 09/01/24)	245	238,476
2.65%, 10/01/26 (Call 08/01/26)	150	142,366
2.85%, 10/01/29 (Call 07/01/29)	296	268,049
3.90%, 06/01/27 (Call 05/01/27)	15	14,821
4.40%, 06/01/32 (Call 03/01/32)	110	108,340
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/03/22)	20	18,669
2.35%, 01/15/32 (Call 10/15/31)	85	67,029
2.90%, 10/01/30 (Call 07/01/30)	140	118,849
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	65	58,167
4.00%, 03/18/29 (Call 12/18/28)	305	293,871
4.75%, 05/20/32 (Call 02/20/32)	15	15,066
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	185	148,035
2.45%, 03/01/27 (Call 02/01/27)(d)	30	27,992
2.50%, 12/01/29 (Call 09/01/29)	219	193,778
2.70%, 03/01/29 (Call 01/01/29)(d)	100	91,054
2.95%, 01/22/27 (Call 10/22/26)	304	291,740
4.25%, 05/01/29 (Call 02/01/29)(d)	300	296,109
4.75%, 08/01/28 (Call 05/01/28)(d)	205	210,027
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)(a)	35	27,701
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)(a)	25	23,160
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	240	237,194
4.13%, 03/15/29 (Call 12/15/28)	165	157,778
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	10	9,291
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)(a)	130	109,083

		7,465,503

Computers — 0.8%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	105	87,344
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	315	287,409
0.70%, 02/08/26 (Call 01/08/26)	345	311,725
1.13%, 05/11/25 (Call 04/11/25)	425	397,056
1.25%, 08/20/30 (Call 05/20/30)	430	351,263
1.40%, 08/05/28 (Call 06/05/28)	125	108,789
1.65%, 05/11/30 (Call 02/11/30)	393	333,653
1.65%, 02/08/31 (Call 11/08/30)	360	299,336
1.70%, 08/05/31 (Call 05/05/31)	155	129,112
1.80%, 09/11/24 (Call 08/11/24)	35	33,827
2.05%, 09/11/26 (Call 07/11/26)	210	196,348
2.20%, 09/11/29 (Call 06/11/29)	309	276,305
2.45%, 08/04/26 (Call 05/04/26)	418	397,556
2.50%, 02/09/25	495	482,115
2.75%, 01/13/25 (Call 11/13/24)	426	417,744
2.85%, 05/11/24 (Call 03/11/24)	303	299,337
2.90%, 09/12/27 (Call 06/12/27)	621	594,198
3.00%, 02/09/24 (Call 12/09/23)	316	313,444
3.00%, 06/20/27 (Call 03/20/27)	77	74,792

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.00%, 11/13/27 (Call 08/13/27)	$440	$422,726
3.20%, 05/13/25	250	246,775
3.20%, 05/11/27 (Call 02/11/27)	630	614,407
3.25%, 02/23/26 (Call 11/23/25)	674	663,526
3.25%, 08/08/29	260	248,589
3.35%, 02/09/27 (Call 11/09/26)	537	528,258
3.35%, 08/08/32	260	245,822
3.45%, 05/06/24	523	522,252
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	135	118,942
2.30%, 09/14/31 (Call 06/14/31)	150	118,773
Dell Inc., 7.10%, 04/15/28	140	152,478
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	283	281,950
4.90%, 10/01/26 (Call 08/01/26)	387	388,594
5.30%, 10/01/29 (Call 07/01/29)	387	384,728
5.85%, 07/15/25 (Call 06/15/25)	75	77,654
6.02%, 06/15/26 (Call 03/15/26)	648	673,266
6.10%, 07/15/27 (Call 05/15/27)(a)	115	121,093
6.20%, 07/15/30 (Call 04/15/30)	65	67,588
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	200	176,166
2.38%, 09/15/28 (Call 07/15/28)(a)	165	140,390
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	100	88,324
2.20%, 03/15/31 (Call 12/15/30)	180	142,535
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	10	9,762
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	200	183,340
4.45%, 10/02/23 (Call 09/02/23)	345	346,442
4.90%, 10/15/25 (Call 07/15/25)	561	569,740
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	305	271,804
2.20%, 06/17/25 (Call 05/17/25)	245	231,126
2.65%, 06/17/31 (Call 03/17/31)	125	99,329
3.00%, 06/17/27 (Call 04/17/27)(a)	155	143,515
3.40%, 06/17/30 (Call 03/17/30)	185	160,032
4.00%, 04/15/29 (Call 02/15/29)	145	135,991
4.20%, 04/15/32 (Call 01/15/32)	115	101,546
4.75%, 01/15/28 (Call 12/15/27)	110	108,326
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	265	238,004
1.95%, 05/15/30 (Call 02/15/30)	205	171,150
3.00%, 05/15/24	558	550,785
3.30%, 05/15/26	620	601,177
3.45%, 02/19/26	330	323,446
3.50%, 05/15/29	525	495,642
3.63%, 02/12/24	383	382,077
4.15%, 07/27/27 (Call 06/27/27)	150	149,073
4.40%, 07/27/32 (Call 04/27/32)(a)	150	147,522
6.22%, 08/01/27	55	59,944
6.50%, 01/15/28	45	49,266
7.00%, 10/30/25	116	125,868
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(d)	30	24,863
2.70%, 10/15/28 (Call 08/15/28)(d)	120	92,765
3.15%, 10/15/31 (Call 07/15/31)(d)	65	45,529
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	205	160,966
3.63%, 05/15/25 (Call 04/15/25)	45	43,963

Security	Par (000)	Value

Computers (continued)
4.38%, 05/15/30 (Call 02/15/30)	$185	$171,267
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	120	112,076
2.38%, 06/22/27 (Call 04/22/27)	300	275,484
2.70%, 06/22/30 (Call 03/22/30)	60	51,553
3.30%, 09/29/24 (Call 07/29/24)	244	239,593
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	20	16,431
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	85	69,306
3.10%, 02/01/32 (Call 11/01/31)	20	15,076
4.75%, 02/15/26 (Call 11/15/25)	375	361,253

		19,151,221

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25	30	29,498
3.10%, 08/15/27	25	24,321
3.25%, 08/15/32	55	52,018
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	250	210,592
2.00%, 12/01/24 (Call 11/01/24)	130	126,118
2.38%, 12/01/29 (Call 09/01/29)(a)	155	137,812
2.60%, 04/15/30 (Call 01/15/30)	30	26,925
3.15%, 03/15/27 (Call 12/15/26)	115	111,986
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)(d)	280	263,368
3.38%, 03/24/29 (Call 01/24/29)(d)	260	236,696
3.63%, 03/24/32 (Call 12/24/31)(d)	380	338,835
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(d)	500	482,010
Procter & Gamble Co. (The)
0.55%, 10/29/25	350	318,052
1.00%, 04/23/26	70	64,110
1.20%, 10/29/30	440	359,080
1.90%, 02/01/27	45	42,111
1.95%, 04/23/31	100	86,429
2.45%, 11/03/26	280	267,985
2.70%, 02/02/26	262	256,359
2.80%, 03/25/27	95	91,395
2.85%, 08/11/27	236	226,551
3.00%, 03/25/30	261	246,217
Unilever Capital Corp.
0.63%, 08/12/24 (Call 10/03/22)	20	18,869
1.38%, 09/14/30 (Call 06/14/30)	425	343,022
1.75%, 08/12/31 (Call 05/12/31)	105	86,061
2.00%, 07/28/26	275	256,751
2.60%, 05/05/24 (Call 03/05/24)	235	230,620
2.90%, 05/05/27 (Call 02/05/27)	250	239,005
3.25%, 03/07/24 (Call 02/07/24)	250	248,507
3.38%, 03/22/25 (Call 01/22/25)	30	29,580
3.50%, 03/22/28 (Call 12/22/27)	50	48,734

		5,499,617

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	180	171,052

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	400	382,760
1.65%, 10/29/24 (Call 09/29/24)	580	537,068
1.75%, 01/30/26 (Call 12/30/25)	35	30,892
2.45%, 10/29/26 (Call 09/29/26)	535	471,506

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.88%, 08/14/24 (Call 07/14/24)	$295	$282,277
3.00%, 10/29/28 (Call 08/29/28)	575	492,815
3.15%, 02/15/24 (Call 01/15/24)	155	150,170
3.30%, 01/30/32 (Call 10/30/31)	730	587,146
3.50%, 01/15/25 (Call 11/15/24)	180	172,872
3.65%, 07/21/27 (Call 04/21/27)	210	191,104
3.88%, 01/23/28 (Call 10/23/27)	285	258,988
4.45%, 10/01/25 (Call 08/01/25)	165	160,009
4.45%, 04/03/26 (Call 02/03/26)	5	4,834
4.63%, 10/15/27 (Call 08/15/27)	115	109,319
4.88%, 01/16/24 (Call 12/16/23)	5	4,975
6.50%, 07/15/25 (Call 06/15/25)(a)	415	425,068
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	200	185,048
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	5	4,406
3.50%, 08/01/25	250	245,220
4.25%, 02/15/24(a)	95	94,998
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	25	23,605
0.80%, 08/18/24 (Call 07/18/24)	10	9,236
1.88%, 08/15/26 (Call 07/15/26)	40	34,953
2.10%, 09/01/28 (Call 07/01/28)	155	127,311
2.20%, 01/15/27 (Call 12/15/26)	50	43,891
2.30%, 02/01/25 (Call 01/01/25)	200	187,482
2.88%, 01/15/26 (Call 12/15/25)	90	83,018
2.88%, 01/15/32 (Call 10/15/31)	10	8,039
3.00%, 09/15/23 (Call 07/15/23)	223	219,963
3.00%, 02/01/30 (Call 11/01/29)	160	134,310
3.13%, 12/01/30 (Call 09/01/30)	60	49,982
3.25%, 03/01/25 (Call 01/01/25)	255	244,456
3.25%, 10/01/29 (Call 07/01/29)	270	231,552
3.38%, 07/01/25 (Call 06/01/25)	81	76,884
3.63%, 04/01/27 (Call 01/01/27)	210	194,559
3.63%, 12/01/27 (Call 09/01/27)	220	200,033
3.75%, 06/01/26 (Call 04/01/26)	50	47,274
4.25%, 02/01/24 (Call 01/01/24)	135	134,233
4.25%, 09/15/24 (Call 06/15/24)	141	139,422
4.63%, 10/01/28 (Call 07/01/28)	185	174,289
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	110	107,452
4.25%, 06/15/26 (Call 04/15/26)	120	110,539
4.40%, 09/25/23 (Call 08/25/23)	204	203,106
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	320	310,006
2.20%, 11/02/28 (Call 09/02/28)(a)	105	86,686
3.88%, 05/21/24 (Call 04/21/24)	360	356,584
4.63%, 03/30/25	175	174,554
4.75%, 06/09/27 (Call 05/09/27)	70	68,277
5.13%, 09/30/24	80	81,142
5.80%, 05/01/25 (Call 04/01/25)(a)	124	126,938
8.00%, 11/01/31	475	528,451
American Express Co.
0.75%, 11/03/23	25	24,157
1.65%, 11/04/26 (Call 10/04/26)	90	81,344
2.50%, 07/30/24 (Call 06/30/24)	451	438,778
2.55%, 03/04/27 (Call 02/01/27)	195	181,077
3.00%, 10/30/24 (Call 09/29/24)	342	335,187
3.13%, 05/20/26 (Call 04/20/26)	225	217,172
3.30%, 05/03/27 (Call 04/03/27)	310	296,648
3.38%, 05/03/24	40	39,549

Security	Par (000)	Value

Diversified Financial Services (continued)
3.40%, 02/22/24 (Call 01/22/24)	$189	$187,486
3.63%, 12/05/24 (Call 11/04/24)	230	228,700
3.95%, 08/01/25 (Call 07/01/25)	230	227,601
4.05%, 05/03/29 (Call 03/03/29)	125	121,288
4.20%, 11/06/25 (Call 10/06/25)	339	339,559
4.42%, 08/03/33 (Call 08/03/32)(b)	220	212,386
4.99%, 05/26/33 (Call 02/26/32)(b)	65	64,560
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	10	9,622
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	307	292,095
3.00%, 04/02/25 (Call 03/02/25)	45	43,826
3.70%, 10/15/24	45	44,649
4.00%, 10/15/23	110	110,056
4.50%, 05/13/32 (Call 02/13/32)	90	89,638
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(a)	20	17,527
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	69	66,838
Blackstone Private Credit Fund
1.75%, 09/15/24	70	64,359
2.63%, 12/15/26	130	109,797
2.70%, 01/15/25	15	13,916
3.25%, 03/15/27	315	270,286
4.00%, 01/15/29	235	202,709
4.70%, 03/24/25(a)	110	106,433
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	100	80,053
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	100	84,393
3.90%, 01/25/28 (Call 10/25/27)	265	249,678
4.00%, 04/01/24 (Call 02/01/24)	208	207,128
4.25%, 06/02/26 (Call 03/02/26)	160	157,747
4.35%, 04/15/30 (Call 01/15/30)	84	79,314
4.85%, 03/29/29 (Call 12/29/28)	225	220,646
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(b)	60	56,709
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(b)	20	19,191
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(b)	150	131,982
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(b)	200	154,366
2.62%, 11/02/32 (Call 11/02/31), (SOFR + 1.265%)(b)	90	71,487
2.64%, 03/03/26 (Call 03/03/25), (SOFR + 1.290%)(b)	340	321,909
3.20%, 02/05/25 (Call 01/05/25)	300	292,488
3.27%, 03/01/30 (Call 03/01/29), (SOFR + 1.790%)(b)	295	259,408
3.30%, 10/30/24 (Call 09/30/24)	345	338,414
3.65%, 05/11/27 (Call 04/11/27)	261	249,289
3.75%, 04/24/24 (Call 03/24/24)	160	158,810
3.75%, 07/28/26 (Call 06/28/26)	304	292,615
3.75%, 03/09/27 (Call 02/09/27)	228	218,896
3.80%, 01/31/28 (Call 12/31/27)	265	250,992
3.90%, 01/29/24 (Call 12/29/23)	200	199,374
4.20%, 10/29/25 (Call 09/29/25)	305	301,191
4.25%, 04/30/25 (Call 03/31/25)	290	289,223
4.93%, 05/10/28 (Call 05/10/27), (SOFR + 2.057%)(b)	190	187,752
4.99%, 07/24/26 (Call 07/24/25)(b)	135	134,915
5.25%, 07/26/30 (Call 07/26/29)(b)	110	108,495
5.27%, 05/10/33 (Call 05/10/32)(a)(b)	235	229,447
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	195	157,147
3.00%, 03/16/32 (Call 12/16/31)	100	88,595
3.65%, 01/12/27 (Call 10/12/26)	70	68,403

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	$10	$9,570
0.90%, 03/11/26 (Call 02/11/26)	250	224,958
1.15%, 05/13/26 (Call 04/13/26)	120	108,209
1.65%, 03/11/31 (Call 12/11/30)	220	177,597
1.95%, 12/01/31 (Call 09/01/31)	115	93,852
2.00%, 03/20/28 (Call 01/20/28)	210	188,803
2.30%, 05/13/31 (Call 02/13/31)	195	166,046
2.45%, 03/03/27 (Call 02/03/27)	120	111,982
2.75%, 10/01/29 (Call 07/01/29)	21	18,917
2.90%, 03/03/32 (Call 12/03/31)	185	163,242
3.00%, 03/10/25 (Call 12/10/24)(a)	95	92,969
3.20%, 03/02/27 (Call 12/02/26)	199	192,664
3.20%, 01/25/28 (Call 10/25/27)	230	219,443
3.25%, 05/22/29 (Call 02/22/29)	65	60,927
3.30%, 04/01/27 (Call 01/01/27)	141	136,747
3.45%, 02/13/26 (Call 11/13/25)	25	24,664
3.55%, 02/01/24 (Call 01/01/24)	120	119,630
3.75%, 04/01/24 (Call 03/02/24)	230	229,627
3.85%, 05/21/25 (Call 03/21/25)	160	160,259
4.00%, 02/01/29 (Call 11/01/28)	60	59,014
4.20%, 03/24/25 (Call 02/24/25)	25	25,113
4.63%, 03/22/30 (Call 12/22/29)	200	202,684
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	140	106,212
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	170	149,658
3.00%, 03/15/25 (Call 12/15/24)	350	343,252
3.75%, 06/15/28 (Call 03/15/28)	163	160,139
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	80	77,992
3.95%, 11/06/24 (Call 08/06/24)	20	19,791
4.10%, 02/09/27 (Call 11/09/26)	219	210,882
4.50%, 01/30/26 (Call 11/30/25)(a)	153	150,622
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	65	62,218
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	55	43,697
2.85%, 03/30/25	220	212,969
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	295	249,116
3.10%, 09/15/27 (Call 06/15/27)	120	113,659
3.65%, 05/23/25 (Call 04/23/25)	145	143,438
3.75%, 12/01/25 (Call 09/01/25)	272	269,394
3.75%, 09/21/28 (Call 06/21/28)	95	91,918
4.00%, 09/15/27 (Call 08/15/27)	330	325,020
4.35%, 06/15/29 (Call 04/15/29)	260	256,656
Invesco Finance PLC
3.75%, 01/15/26	100	97,627
4.00%, 01/30/24	155	154,210
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	135	135,387
Jefferies Group LLC, 6.45%, 06/08/27	35	36,849
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	210	162,979
4.15%, 01/23/30	235	211,704
4.85%, 01/15/27	180	178,636
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	40	37,798
3.75%, 02/13/25	155	152,531
4.38%, 03/11/29 (Call 12/11/28)	160	153,574
4.50%, 09/19/28 (Call 06/19/28)	85	81,200

Security	Par (000)	Value

Diversified Financial Services (continued)
Legg Mason Inc., 4.75%, 03/15/26	$103	$104,136
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	170	145,302
2.00%, 03/03/25 (Call 02/03/25)	157	150,602
2.00%, 11/18/31 (Call 08/18/31)	90	75,751
2.95%, 11/21/26 (Call 08/21/26)	203	196,242
2.95%, 06/01/29 (Call 03/01/29)	100	93,388
3.30%, 03/26/27 (Call 01/26/27)	170	166,384
3.35%, 03/26/30 (Call 12/26/29)	297	282,465
3.38%, 04/01/24	148	147,518
3.50%, 02/26/28 (Call 11/26/27)	205	200,882
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	101	97,356
4.50%, 06/20/28 (Call 03/20/28)	190	188,113
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	135	107,486
3.85%, 06/30/26 (Call 03/30/26)	115	113,249
Nomura Holdings Inc.
1.65%, 07/14/26	225	198,378
1.85%, 07/16/25	442	406,812
2.17%, 07/14/28	220	184,349
2.33%, 01/22/27	200	178,292
2.65%, 01/16/25	415	395,101
2.68%, 07/16/30	15	12,257
2.71%, 01/22/29	200	171,140
3.00%, 01/22/32	200	164,258
3.10%, 01/16/30	240	204,948
5.39%, 07/06/27	200	201,282
5.61%, 07/06/29	200	200,304
ORIX Corp.
2.25%, 03/09/31	25	20,816
3.25%, 12/04/24	355	347,300
3.70%, 07/18/27	75	72,215
4.00%, 04/13/32	105	99,211
4.05%, 01/16/24	285	284,270
OWL Rock Core Income Corp.
3.13%, 09/23/26	55	47,862
4.70%, 02/08/27	25	22,702
Private Export Funding Corp., 1.75%, 11/15/24	65	62,184
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	100	96,141
4.88%, 03/15/27 (Call 09/15/26)	100	93,188
6.63%, 03/15/25 (Call 09/15/24)	125	125,233
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	120	117,844
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	85	77,042
4.25%, 07/18/24	243	242,106
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	160	123,421
3.70%, 08/04/26 (Call 05/04/26)	139	130,218
3.95%, 12/01/27 (Call 09/01/27)	230	209,199
4.25%, 08/15/24 (Call 05/15/24)	385	380,499
4.38%, 03/19/24 (Call 02/19/24)	123	122,531
4.50%, 07/23/25 (Call 04/23/25)	85	83,105
4.88%, 06/13/25 (Call 05/13/25)	50	49,271
5.15%, 03/19/29 (Call 12/19/28)(a)	95	90,414
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	105	91,029
1.10%, 02/15/31 (Call 11/15/30)	265	211,796

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
1.90%, 04/15/27 (Call 02/15/27)	$190	$175,376
2.05%, 04/15/30 (Call 01/15/30)	259	227,091
2.75%, 09/15/27 (Call 06/15/27)	256	243,948
3.15%, 12/14/25 (Call 09/14/25)	824	806,548
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	140	123,970
2.75%, 03/15/31 (Call 12/15/30)	90	71,854
2.85%, 01/10/25 (Call 12/10/24)	140	134,385

		35,951,811

Electric — 1.7%
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)(a)	100	96,343
4.70%, 05/15/32 (Call 02/15/32)	50	48,598
Series I, 2.10%, 07/01/30 (Call 04/01/30)	172	142,105
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	25	23,968
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	150	133,243
2.45%, 01/15/31 (Call 10/15/30)	185	152,793
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)(a)	15	13,670
3.75%, 09/01/27	70	68,692
3.94%, 09/01/32	70	67,612
Series 13-A, 3.55%, 12/01/23	40	39,783
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	260	211,572
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	45	38,602
1.95%, 03/15/27 (Call 02/15/27)	90	80,485
2.50%, 09/15/24 (Call 08/15/24)	83	80,024
3.65%, 02/15/26 (Call 11/15/25)	195	189,764
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	25	20,390
3.25%, 03/01/25 (Call 12/01/24)	51	50,083
3.80%, 05/15/28 (Call 02/15/28)	15	14,635
3.85%, 09/01/32	100	96,163
American Electric Power Co. Inc.
2.03%, 03/15/24	80	77,481
2.30%, 03/01/30 (Call 12/01/29)	173	145,292
3.20%, 11/13/27 (Call 08/13/27)	25	23,525
3.88%, 02/15/62 (Call 11/15/26)(b)	150	127,660
Series J, 4.30%, 12/01/28 (Call 09/01/28)	234	227,235
Series M, 0.75%, 11/01/23 (Call 10/03/22)	72	69,299
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	300	289,158
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	160	128,075
2.60%, 08/15/29 (Call 05/15/29)	35	30,221
2.95%, 09/15/27 (Call 06/15/27)	65	59,997
3.15%, 05/15/25 (Call 02/15/25)(a)	40	38,774
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	40	34,607
4.00%, 10/15/28 (Call 07/15/28)	90	88,038
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	203	197,375
3.20%, 04/15/25 (Call 03/15/25)	20	19,364
3.80%, 06/01/29 (Call 03/01/29)	226	211,238
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	235	199,308
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	270	216,413
3.25%, 04/15/28 (Call 01/15/28)	105	99,224

Security	Par (000)	Value

Electric (continued)
3.50%, 02/01/25 (Call 11/01/24)	$165	$163,465
3.70%, 07/15/30 (Call 04/15/30)	25	23,808
3.75%, 11/15/23 (Call 08/15/23)	51	51,010
4.05%, 04/15/25 (Call 03/15/25)	48	48,059
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	130	107,635
3.05%, 10/15/29 (Call 07/15/29)	72	62,875
3.15%, 01/15/27 (Call 07/15/26)	5	4,723
3.95%, 01/15/26 (Call 07/15/25)	25	24,495
4.25%, 11/30/23 (Call 08/30/23)	200	200,168
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	105	100,405
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	5	4,329
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	20	18,698
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	80	72,112
2.50%, 09/01/24 (Call 08/01/24)	116	112,053
2.65%, 06/01/31 (Call 03/01/31)	95	81,145
2.95%, 03/01/30 (Call 12/01/29)	45	40,067
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	160	153,477
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	55	52,242
3.45%, 08/15/27 (Call 05/15/27)	55	52,249
4.75%, 06/01/50 (Call 03/01/30)(b)	100	92,083
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	25	21,825
2.55%, 06/15/26 (Call 03/15/26)	80	75,921
3.15%, 03/15/32 (Call 12/15/31)(a)	75	68,570
3.70%, 08/15/28 (Call 05/15/28)	185	179,535
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	175	166,099
Connecticut Light & Power Co. (The)
Series A, 2.05%, 07/01/31 (Call 04/01/31)	100	84,343
Series A, 3.20%, 03/15/27 (Call 12/15/26)	20	19,301
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	120	102,547
3.80%, 05/15/28 (Call 02/15/28)	175	170,408
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	105	98,040
Series B, 3.13%, 11/15/27 (Call 08/15/27)	70	66,525
Series D, 4.00%, 12/01/28 (Call 09/01/28)	76	74,745
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 10/03/22)	95	91,183
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)	85	82,477
Consumers Energy Co.
3.60%, 08/15/32	65	61,819
3.80%, 11/15/28 (Call 08/15/28)	148	143,678
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	95	94,778
Dominion Energy Inc.
3.07%, 08/15/24(c)	15	14,556
3.90%, 10/01/25 (Call 07/01/25)	209	206,513
4.25%, 06/01/28 (Call 03/01/28)	114	112,040
4.35%, 08/15/32	300	289,527
Series A, 1.45%, 04/15/26 (Call 03/15/26)	30	27,286
Series A, 3.30%, 03/15/25 (Call 02/15/25)	5	4,885
Series C, 2.25%, 08/15/31 (Call 05/15/31)	70	58,038
Series C, 3.38%, 04/01/30 (Call 01/01/30)	320	291,510
Series D, 2.85%, 08/15/26 (Call 05/15/26)	229	216,261

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy South Carolina Inc.
6.63%, 02/01/32	$25	$28,706
Series A, 2.30%, 12/01/31 (Call 09/01/31)	65	54,923
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	100	86,986
Series A, 1.90%, 04/01/28 (Call 02/01/28)	210	186,295
Series A, 3.00%, 03/01/32 (Call 12/01/31)	70	63,275
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	205	192,589
2.95%, 03/01/30 (Call 12/01/29)	60	52,886
4.22%, 11/01/24	150	149,433
Series C, 3.40%, 06/15/29 (Call 03/15/29)	104	95,198
Series F, 1.05%, 06/01/25 (Call 05/01/25)	295	270,332
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	220	196,119
2.45%, 02/01/30 (Call 11/01/29)(a)	210	185,995
2.55%, 04/15/31 (Call 01/15/31)	105	91,839
2.85%, 03/15/32 (Call 12/15/31)	110	97,558
2.95%, 12/01/26 (Call 09/01/26)	55	52,893
3.95%, 11/15/28 (Call 08/15/28)	125	122,826
Series A, 6.00%, 12/01/28	30	32,150
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	177	160,649
2.45%, 06/01/30 (Call 03/01/30)	220	186,003
2.55%, 06/15/31 (Call 03/15/31)	275	229,559
2.65%, 09/01/26 (Call 06/01/26)	285	266,640
3.15%, 08/15/27 (Call 05/15/27)	175	165,006
3.40%, 06/15/29 (Call 03/15/29)	180	166,136
3.75%, 04/15/24 (Call 01/15/24)	230	229,096
3.95%, 10/15/23 (Call 07/15/23)	40	40,004
4.30%, 03/15/28	135	132,297
4.50%, 08/15/32	150	144,582
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	65	54,014
2.40%, 12/15/31 (Call 09/15/31)	190	161,770
2.50%, 12/01/29 (Call 09/01/29)	115	102,283
3.80%, 07/15/28 (Call 04/15/28)	210	205,569
Duke Energy Florida Project Finance LLC, Series 2026, 2.54%, 09/01/31	0	49
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	200	169,004
3.65%, 02/01/29 (Call 11/01/28)	50	47,700
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	120	99,607
3.40%, 04/01/32 (Call 01/01/32)	90	83,547
3.45%, 03/15/29 (Call 12/15/28)	106	100,983
3.70%, 09/01/28 (Call 06/01/28)	130	126,863
Edison International
3.55%, 11/15/24 (Call 10/15/24)	177	173,117
4.13%, 03/15/28 (Call 12/15/27)	147	138,271
4.70%, 08/15/25	70	69,407
4.95%, 04/15/25 (Call 03/15/25)	65	65,040
5.75%, 06/15/27 (Call 04/15/27)	117	118,625
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)	140	115,613
3.55%, 06/15/26 (Call 03/15/26)	135	129,159
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	80	78,546
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	180	176,834
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	140	137,257

Security	Par (000)	Value

Electric (continued)
3.70%, 06/01/24 (Call 03/01/24)	$162	$161,427
4.00%, 06/01/28 (Call 03/01/28)	10	9,757
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	20	17,965
1.90%, 06/15/28 (Call 04/15/28)	10	8,627
2.40%, 06/15/31 (Call 03/05/31)	185	150,296
2.80%, 06/15/30 (Call 03/15/30)	190	162,501
2.95%, 09/01/26 (Call 06/01/26)	212	199,452
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 10/03/22)	127	122,664
1.60%, 12/15/30 (Call 09/15/30)	160	127,421
2.40%, 10/01/26 (Call 07/01/26)	50	46,256
3.05%, 06/01/31 (Call 03/01/31)	20	17,862
3.12%, 09/01/27 (Call 06/01/27)	30	28,358
3.25%, 04/01/28 (Call 01/01/28)	100	93,450
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	125	114,018
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	70	56,242
4.00%, 03/30/29 (Call 12/30/28)	198	192,125
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	109	105,063
2.90%, 09/15/29 (Call 06/15/29)	155	135,819
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	75	70,543
3.10%, 04/01/27 (Call 01/01/27)	160	151,878
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	185	182,136
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	15	12,810
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	80	75,062
3.38%, 03/01/32 (Call 12/01/31)	80	71,977
4.20%, 06/27/24	70	70,005
4.60%, 07/01/27 (Call 06/01/27)	60	60,131
Series H, 3.15%, 01/15/25 (Call 10/15/24)	75	72,800
Series L, 2.90%, 10/01/24 (Call 08/01/24)	165	160,502
Series M, 3.30%, 01/15/28 (Call 10/15/27)	180	169,646
Series N, 3.80%, 12/01/23 (Call 11/01/23)	177	176,219
Series O, 4.25%, 04/01/29 (Call 01/01/29)	65	63,343
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	200	180,742
Series R, 1.65%, 08/15/30 (Call 05/15/30)	244	195,285
Series U, 1.40%, 08/15/26 (Call 07/15/26)	165	146,807
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(d)	60	56,155
3.35%, 03/15/32 (Call 12/15/31)(d)	10	8,977
3.40%, 04/15/26 (Call 01/15/26)	292	282,869
3.95%, 06/15/25 (Call 03/15/25)	247	245,059
4.05%, 04/15/30 (Call 01/15/30)	184	176,833
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	250	217,240
2.85%, 04/01/25 (Call 03/01/25)	410	400,980
3.13%, 12/01/25 (Call 06/01/25)	70	69,021
3.25%, 06/01/24 (Call 12/01/23)	280	277,903
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	255	238,718
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	125	117,929
4.70%, 05/15/32 (Call 02/15/32)	110	109,426
Series A, 2.20%, 09/15/24 (Call 08/15/24)	105	101,500
Series B, 2.65%, 09/15/29 (Call 06/15/29)	159	139,007
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	150	144,370
Iberdrola International BV, 5.81%, 03/15/25	10	10,421

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	$25	$21,171
3.25%, 12/01/24 (Call 09/01/24)	175	171,684
3.60%, 04/01/29 (Call 01/01/29)	10	9,421
4.10%, 09/26/28 (Call 06/26/28)	125	123,442
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	80	78,110
4.25%, 05/01/30 (Call 02/01/30)	97	89,503
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	75	71,477
3.35%, 11/15/27 (Call 08/15/27)	175	165,786
3.65%, 06/15/24 (Call 03/15/24)	10	9,856
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	50	48,811
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	8	7,679
3.50%, 10/15/24 (Call 07/15/24)	134	133,333
3.65%, 04/15/29 (Call 01/15/29)(a)	219	211,823
6.75%, 12/30/31	15	17,464
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	35	33,642
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	30	28,561
1.00%, 06/15/26 (Call 05/15/26)	20	17,911
1.35%, 03/15/31 (Call 12/15/30)	140	107,775
1.65%, 06/15/31 (Call 03/15/31)	140	111,066
1.88%, 02/07/25	120	114,318
2.40%, 03/15/30 (Call 12/15/29)	95	82,843
2.85%, 01/27/25 (Call 10/27/24)	82	79,781
2.95%, 02/07/24 (Call 12/07/23)	40	39,573
3.05%, 04/25/27 (Call 01/25/27)	88	84,229
3.25%, 11/01/25 (Call 08/01/25)	220	214,425
3.40%, 11/15/23 (Call 08/15/23)	60	59,732
3.40%, 02/07/28 (Call 11/07/27)	10	9,601
3.45%, 06/15/25	45	44,234
3.70%, 03/15/29 (Call 12/15/28)	195	185,390
4.15%, 12/15/32	300	291,495
Series D, 1.00%, 10/18/24	55	51,710
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	114	109,332
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	267	231,983
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	245	219,861
1.90%, 06/15/28 (Call 04/15/28)	250	216,487
2.25%, 06/01/30 (Call 03/01/30)	466	393,467
2.44%, 01/15/32 (Call 10/15/31)	135	112,552
2.75%, 11/01/29 (Call 08/01/29)	224	199,456
3.50%, 04/01/29 (Call 01/01/29)	145	135,681
3.55%, 05/01/27 (Call 02/01/27)	401	385,758
4.20%, 06/20/24	120	120,108
4.26%, 09/01/24	100	100,095
4.45%, 06/20/25	120	120,598
4.63%, 07/15/27 (Call 06/15/27)	250	251,180
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(b)	160	133,635
5.00%, 07/15/32 (Call 04/15/32)	180	183,334
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 10/01/30)	190	164,833
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	30	25,016
3.20%, 05/15/27 (Call 02/15/27)	215	207,365

Security	Par (000)	Value

Electric (continued)
3.25%, 05/15/29 (Call 02/15/29)	$170	$160,312
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)	55	48,094
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	115	92,102
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	100	91,123
3.30%, 03/15/30 (Call 09/15/29)	20	18,332
3.80%, 08/15/28 (Call 02/15/28)	125	120,532
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	235	211,150
2.75%, 06/01/24 (Call 05/01/24)	158	154,799
2.75%, 05/15/30 (Call 02/15/30)(a)	145	131,727
2.95%, 04/01/25 (Call 01/01/25)	70	68,057
3.70%, 11/15/28 (Call 08/15/28)	75	72,637
4.15%, 06/01/32 (Call 03/01/32)(d)	85	85,030
5.75%, 03/15/29 (Call 12/15/28)	25	26,901
7.00%, 05/01/32	5	5,989
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	227	191,926
2.50%, 02/01/31 (Call 11/01/30)	293	224,069
2.95%, 03/01/26 (Call 12/01/25)	15	13,625
3.00%, 06/15/28 (Call 04/15/28)(a)	145	124,162
3.15%, 01/01/26	413	380,827
3.25%, 02/16/24 (Call 02/16/23)	5	4,890
3.25%, 06/01/31 (Call 03/01/31)	285	229,701
3.30%, 03/15/27 (Call 12/15/26)	35	31,302
3.30%, 12/01/27 (Call 09/01/27)	135	119,007
3.45%, 07/01/25	35	33,310
3.50%, 06/15/25 (Call 03/15/25)	110	104,162
3.75%, 07/01/28	105	92,996
3.85%, 11/15/23 (Call 08/15/23)	35	34,559
4.20%, 03/01/29 (Call 01/01/29)(a)	65	58,198
4.40%, 03/01/32 (Call 12/01/31)	25	21,911
4.55%, 07/01/30 (Call 01/01/30)	560	498,450
4.95%, 06/08/25	200	198,826
5.45%, 06/15/27 (Call 05/15/27)	250	245,580
5.90%, 06/15/32 (Call 03/15/32)	200	193,258
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	5	4,401
3.50%, 06/15/29 (Call 03/15/29)(a)	60	56,737
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	5	4,869
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	10	9,113
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)(a)	190	188,940
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	192	182,137
Progress Energy Inc.
7.00%, 10/30/31	5	5,561
7.75%, 03/01/31	5	5,781
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	5	4,166
3.70%, 06/15/28 (Call 12/15/27)	137	133,267
4.10%, 06/01/32 (Call 03/01/32)	50	49,206
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	85	71,375
Public Service Co. of New Hampshire 3.50%, 11/01/23 (Call 08/01/23)	125	124,605
Series V, 2.20%, 06/15/31 (Call 03/15/31)	20	16,950
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	100	82,697
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	80	72,062

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
1.90%, 08/15/31 (Call 05/15/31)	$270	$225,318
2.25%, 09/15/26 (Call 06/15/26)	211	197,019
2.45%, 01/15/30 (Call 10/15/29)	15	13,358
3.00%, 05/15/27 (Call 02/15/27)	110	105,406
3.20%, 05/15/29 (Call 02/15/29)	35	33,070
3.25%, 09/01/23 (Call 08/01/23)	166	165,167
3.65%, 09/01/28 (Call 06/01/28)(a)	105	101,598
3.70%, 05/01/28 (Call 02/01/28)	152	148,510
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	175	158,002
0.84%, 11/08/23 (Call 10/03/22)	115	110,476
1.60%, 08/15/30 (Call 05/15/30)	125	99,839
2.88%, 06/15/24 (Call 05/15/24)	180	175,912
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	112	97,590
3.65%, 05/15/25 (Call 02/15/25)	100	96,733
4.10%, 06/15/30 (Call 03/15/30)	115	106,390
4.22%, 03/15/32 (Call 12/15/31)	90	83,189
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	10	9,436
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	270	222,169
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	10	8,915
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	258	244,112
3.30%, 04/01/25 (Call 03/01/25)	55	53,512
3.40%, 02/01/28 (Call 11/01/27)	254	240,574
3.70%, 04/01/29 (Call 02/01/29)	195	182,528
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	168	159,091
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	115	109,446
2.25%, 06/01/30 (Call 03/01/30)	130	108,835
2.75%, 02/01/32 (Call 11/01/31)(a)	5	4,240
2.85%, 08/01/29 (Call 05/01/29)	119	105,064
6.65%, 04/01/29	83	86,910
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	20	18,035
Series A, 4.20%, 03/01/29 (Call 12/01/28)	60	58,111
Series B, 3.65%, 03/01/28 (Call 12/01/27)	53	50,457
Series C, 3.50%, 10/01/23 (Call 07/01/23)	80	79,623
Series C, 4.20%, 06/01/25	120	119,743
Series D, 4.70%, 06/01/27 (Call 05/01/27)	120	119,982
Series E, 3.70%, 08/01/25 (Call 06/01/25)	175	172,450
Series G, 2.50%, 06/01/31 (Call 03/01/31)	160	134,296
Series K, 0.98%, 08/01/24(a)	5	4,712
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	335	320,317
5.11%, 08/01/27	295	295,086
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	25	23,738
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	50	42,790
Series A, 3.70%, 04/30/30 (Call 01/30/30)	124	115,745
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	165	147,573
4.15%, 12/01/25 (Call 09/01/25)	185	183,766
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	20	18,641
Series M, 4.10%, 09/15/28 (Call 06/15/28)	150	145,138
Series N, 1.65%, 03/15/26 (Call 02/15/26)	40	36,264
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)	10	9,863

Security	Par (000)	Value

Electric (continued)
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	$50	$42,992
3.88%, 07/12/24	125	124,939
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)(a)	15	11,941
3.05%, 03/15/25 (Call 12/15/24)	117	113,543
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	25	20,605
2.95%, 06/15/27 (Call 03/15/27)	135	128,110
2.95%, 03/15/30 (Call 12/15/29)	91	82,742
3.50%, 04/15/24 (Call 01/15/24)	120	119,471
3.50%, 03/15/29 (Call 12/15/28)	118	112,653
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	100	85,318
2.40%, 03/30/32 (Call 12/30/31)	20	17,113
3.45%, 02/15/24 (Call 11/15/23)	190	188,748
Series A, 2.88%, 07/15/29 (Call 04/15/29)	205	187,376
Series A, 3.10%, 05/15/25 (Call 02/15/25)	245	238,591
Series A, 3.15%, 01/15/26 (Call 10/15/25)	145	140,741
Series A, 3.50%, 03/15/27 (Call 12/15/26)	120	116,675
Series A, 3.80%, 04/01/28 (Call 01/01/28)	220	215,076
Series B, 2.95%, 11/15/26 (Call 08/15/26)	230	219,779
Series B, 3.75%, 05/15/27 (Call 04/15/27)	60	58,888
WEC Energy Group Inc.
0.55%, 09/15/23	40	38,632
0.80%, 03/15/24 (Call 02/15/24)	40	38,116
1.38%, 10/15/27 (Call 08/15/27)	40	34,523
1.80%, 10/15/30 (Call 07/15/30)(a)	65	52,528
2.20%, 12/15/28 (Call 10/15/28)	105	91,096
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	100	87,166
2.05%, 12/15/24 (Call 11/15/24)	156	149,822
Wisconsin Power & Light Co., 3.95%, 09/01/32	250	238,905
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	190	155,213
3.05%, 10/15/27 (Call 07/15/27)	155	147,411
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	30	28,914
1.75%, 03/15/27 (Call 02/15/27)	160	143,219
2.35%, 11/15/31 (Call 05/15/31)	220	181,353
2.60%, 12/01/29 (Call 06/01/29)	180	157,612
3.30%, 06/01/25 (Call 12/01/24)	60	58,528
3.35%, 12/01/26 (Call 06/01/26)	67	64,378
4.00%, 06/15/28 (Call 12/15/27)	10	9,801
4.60%, 06/01/32 (Call 12/01/31)	100	99,188

		41,053,590

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	10	7,948
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	140	124,753
1.80%, 10/15/27 (Call 08/15/27)	20	17,977
1.95%, 10/15/30 (Call 07/15/30)	10	8,493
2.00%, 12/21/28 (Call 10/21/28)	310	275,593
2.20%, 12/21/31 (Call 09/21/31)	305	258,905
3.15%, 06/01/25 (Call 03/01/25)	205	201,656

		895,325

Electronics — 0.2%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	45	37,087

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
2.30%, 03/12/31 (Call 12/12/30)	$225	$185,146
2.75%, 09/15/29 (Call 06/15/29)	120	105,215
3.05%, 09/22/26 (Call 06/22/26)	65	61,763
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	115	101,481
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	20	19,441
5.41%, 07/01/32 (Call 04/01/32)	10	9,850
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	60	49,477
2.80%, 02/15/30 (Call 11/15/29)	185	161,792
3.20%, 04/01/24 (Call 02/01/24)	20	19,799
4.35%, 06/01/29 (Call 03/01/29)	30	29,630
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	141	137,689
3.88%, 01/12/28 (Call 10/12/27)	80	75,513
4.00%, 04/01/25 (Call 01/01/25)	55	53,978
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	95	75,440
4.63%, 04/15/26 (Call 01/15/26)	109	107,823
5.50%, 06/01/32 (Call 03/01/32)	50	47,666
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	95	90,555
4.75%, 06/15/25 (Call 03/15/25)	75	74,459
4.88%, 06/15/29 (Call 03/15/29)	170	160,580
4.88%, 05/12/30 (Call 02/12/30)	165	155,763
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	240	229,644
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	25	22,307
1.35%, 06/01/25 (Call 05/01/25)	375	352,005
1.75%, 09/01/31 (Call 06/01/31)	175	144,868
1.95%, 06/01/30 (Call 03/01/30)	25	21,546
2.30%, 08/15/24 (Call 07/15/24)	30	29,266
2.50%, 11/01/26 (Call 08/01/26)	425	403,448
2.70%, 08/15/29 (Call 05/15/29)	295	271,229
3.35%, 12/01/23	60	59,848
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	10	8,362
3.15%, 08/15/27 (Call 05/15/27)	40	37,447
3.35%, 03/01/26 (Call 12/01/25)	195	188,959
3.50%, 02/15/28 (Call 11/15/27)	195	186,036
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	35	31,253
3.00%, 01/15/31 (Call 10/15/30)	130	108,320
3.60%, 01/15/30 (Call 10/15/29)	106	92,804
3.95%, 01/12/28 (Call 10/12/27)	175	164,955
4.25%, 05/15/27 (Call 04/15/27)	80	77,446
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	97	85,036
4.55%, 10/30/24 (Call 07/30/24)	172	172,931
4.60%, 04/06/27 (Call 01/06/27)	169	169,563
Legrand France SA, 8.50%, 02/15/25	255	280,809
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 09/12/22)	15	13,917
1.75%, 08/09/26 (Call 07/09/26)	170	148,760
2.38%, 08/09/28 (Call 06/09/28)	120	100,674
2.65%, 08/09/31 (Call 05/09/31)	140	111,245
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	195	192,483
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)(a)	105	91,165
3.13%, 08/15/27 (Call 05/15/27)	150	142,462

Security	Par (000)	Value

Electronics (continued)
3.70%, 02/15/26 (Call 11/15/25)	$205	$202,083
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	25	21,869
2.40%, 04/01/28 (Call 02/01/28)	70	56,904
2.95%, 04/01/31 (Call 01/01/31)	65	49,980

		6,029,771

Entertainment — 0.1%
Magallanes Inc.
3.43%, 03/15/24(d)	75	73,321
3.53%, 03/15/24 (Call 03/15/23)(d)	5	4,878
3.64%, 03/15/25(d)	150	144,879
3.76%, 03/15/27 (Call 02/15/27)(d)	690	644,494
4.05%, 03/15/29 (Call 01/15/29)(d)	285	258,871
4.28%, 03/15/32 (Call 12/15/31)(d)	910	790,481

		1,916,924

Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	120	107,913
1.45%, 02/15/31 (Call 11/15/30)(a)	135	106,230
2.30%, 03/01/30 (Call 12/01/29)(a)	249	213,736
2.50%, 08/15/24 (Call 07/15/24)	187	181,381
2.90%, 07/01/26 (Call 04/01/26)	100	95,115
3.20%, 03/15/25 (Call 12/15/24)	130	127,054
3.38%, 11/15/27 (Call 08/15/27)	205	195,242
3.95%, 05/15/28 (Call 02/15/28)(a)	146	142,975
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	25	20,597
2.60%, 02/01/30 (Call 11/01/29)	164	143,820
3.50%, 05/01/29 (Call 02/01/29)(a)	142	133,916
4.20%, 01/15/33	100	95,990
4.25%, 12/01/28 (Call 09/01/28)	135	132,670
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)	110	93,124
1.50%, 03/15/31 (Call 12/15/30)	15	11,984
2.00%, 06/01/29 (Call 04/01/29)(a)	140	121,138
3.13%, 03/01/25 (Call 12/01/24)	75	73,738
3.15%, 11/15/27 (Call 08/15/27)	270	257,545
4.15%, 04/15/32 (Call 01/15/32)	15	14,655

		2,268,823

Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	40	43,750
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	65	55,021
3.30%, 03/19/25 (Call 12/19/24)	203	198,191
3.95%, 03/15/25 (Call 01/15/25)	195	193,362
4.15%, 03/15/28 (Call 12/15/27)	241	236,674
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	70	58,577
4.30%, 05/01/24 (Call 04/01/24)	343	342,791
4.60%, 11/01/25 (Call 09/01/25)	229	228,636
4.85%, 11/01/28 (Call 08/01/28)	245	242,450
7.00%, 10/01/28	10	10,793
8.25%, 09/15/30	20	23,248
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	125	103,754
3.50%, 10/01/26 (Call 07/01/26)	25	23,781
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	100	82,827
2.88%, 04/15/30 (Call 01/15/30)(a)	145	129,708

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.20%, 02/10/27 (Call 11/10/26)	$222	$213,977
3.65%, 02/15/24 (Call 11/15/23)	250	249,240
4.00%, 04/17/25 (Call 02/17/25)	158	157,513
4.20%, 04/17/28 (Call 01/17/28)	245	243,680
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	75	69,244
1.70%, 06/01/30 (Call 03/01/30)	60	50,143
2.05%, 11/15/24 (Call 10/15/24)	115	111,195
2.30%, 08/15/26 (Call 05/15/26)	276	260,674
2.45%, 11/15/29 (Call 08/15/29)	65	58,058
3.20%, 08/21/25 (Call 05/21/25)	20	19,637
Hormel Foods Corp.
0.65%, 06/03/24 (Call 10/03/22)	238	226,074
1.70%, 06/03/28 (Call 04/03/28)	285	253,368
1.80%, 06/11/30 (Call 03/11/30)	95	80,319
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	60	52,225
3.20%, 10/01/26 (Call 07/01/26)	150	143,757
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	55	46,760
3.38%, 12/15/27 (Call 09/15/27)	105	99,944
3.50%, 03/15/25	400	394,664
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	45	37,335
2.65%, 12/01/23	271	267,277
3.25%, 04/01/26	200	194,060
3.40%, 11/15/27 (Call 08/15/27)	135	128,405
4.30%, 05/15/28 (Call 02/15/28)	185	182,887
Series B, 7.45%, 04/01/31	10	11,488
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	370	349,872
3.75%, 04/01/30 (Call 01/01/30)(a)	160	147,854
3.88%, 05/15/27 (Call 02/15/27)	300	289,791
4.25%, 03/01/31 (Call 12/01/30)	90	85,372
4.63%, 01/30/29 (Call 10/30/28)	50	49,486
6.75%, 03/15/32	70	77,584
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	205	163,586
2.20%, 05/01/30 (Call 02/01/30)	60	50,450
2.65%, 10/15/26 (Call 07/15/26)	185	174,710
3.50%, 02/01/26 (Call 11/01/25)	39	38,097
3.70%, 08/01/27 (Call 05/01/27)	135	131,159
4.00%, 02/01/24 (Call 11/01/23)	160	160,022
4.50%, 01/15/29 (Call 10/15/28)	195	193,621
7.50%, 04/01/31	15	17,752
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	110	98,034
1.85%, 02/15/31 (Call 11/15/30)	135	107,476
2.50%, 04/15/30 (Call 01/15/30)	70	60,355
3.15%, 08/15/24 (Call 06/15/24)	165	162,373
3.40%, 08/15/27 (Call 05/15/27)	202	194,015
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	418	391,177
1.50%, 02/04/31 (Call 11/04/30)	260	205,382
2.13%, 03/17/24	25	24,342
2.75%, 04/13/30 (Call 01/13/30)	147	129,916
4.13%, 05/07/28 (Call 02/07/28)(a)	25	24,809
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	40	34,408
2.45%, 12/14/31 (Call 09/14/31)	135	112,973

Security	Par (000)	Value

Food (continued)
3.25%, 07/15/27 (Call 04/15/27)	$221	$209,605
3.30%, 07/15/26 (Call 04/15/26)	321	310,561
3.75%, 10/01/25 (Call 07/01/25)	180	177,468
5.95%, 04/01/30 (Call 01/01/30)	80	85,165
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	338	324,102
3.90%, 09/28/23 (Call 08/28/23)	98	97,961
3.95%, 08/15/24 (Call 05/15/24)	299	298,130
4.00%, 03/01/26 (Call 01/01/26)	175	172,993
4.35%, 03/01/29 (Call 12/01/28)	212	209,787

		10,885,875

Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	10	9,919
5.50%, 01/17/27(a)	120	121,229
Georgia-Pacific LLC
7.75%, 11/15/29	45	53,423
8.00%, 01/15/24	265	278,767
8.88%, 05/15/31	5	6,426
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	125	105,497
3.13%, 01/15/32 (Call 10/15/31)(a)	200	157,824
3.75%, 01/15/31 (Call 10/15/30)	225	190,568
5.00%, 01/15/30 (Call 10/15/29)	75	70,132
6.00%, 01/15/29 (Call 10/15/28)	230	229,913

		1,223,698

Gas — 0.1%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	187	149,248
2.63%, 09/15/29 (Call 06/15/29)	107	95,532
3.00%, 06/15/27 (Call 03/15/27)	130	124,151
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	100	81,636
4.00%, 04/01/28 (Call 01/01/28)	190	184,004
4.40%, 07/01/32 (Call 04/01/32)	10	9,973
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	96	94,977
Series A, 2.50%, 11/15/24 (Call 10/15/24)	178	171,318
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	25	20,427
3.95%, 09/15/27 (Call 06/15/27)	35	32,254
4.75%, 09/01/28 (Call 06/01/28)	135	130,021
5.20%, 07/15/25 (Call 04/15/25)	155	155,491
5.50%, 01/15/26 (Call 12/15/25)	70	70,693
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	71	64,596
1.70%, 02/15/31 (Call 11/15/30)	212	166,619
2.95%, 09/01/29 (Call 06/01/29)	269	239,442
3.49%, 05/15/27 (Call 02/15/27)	260	248,859
3.60%, 05/01/30 (Call 02/01/30)	55	50,687
ONE Gas Inc.
1.10%, 03/11/24 (Call 09/16/22)	5	4,811
2.00%, 05/15/30 (Call 02/15/30)	15	12,400
3.61%, 02/01/24 (Call 11/01/23)(a)	117	115,988
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	20	16,868
3.50%, 06/01/29 (Call 03/01/29)(a)	187	174,149
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	140	133,441
3.15%, 09/15/24 (Call 06/15/24)	15	14,788

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	$195	$184,195
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	255	227,274
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	67	65,869
3.25%, 06/15/26 (Call 03/15/26)	95	90,600
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	163	129,166
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	105	82,907
3.70%, 04/01/28 (Call 01/01/28)	125	115,999
4.05%, 03/15/32 (Call 12/15/31)	145	131,996

		3,590,379

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	100	79,125
4.63%, 06/15/28 (Call 03/15/28)	70	67,276
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)	30	28,817
2.30%, 03/15/30 (Call 12/15/29)	160	136,829
3.00%, 05/15/32 (Call 02/15/32)(a)	15	13,111
3.40%, 03/01/26 (Call 01/01/26)	230	224,556
4.00%, 03/15/60 (Call 03/15/25)(b)	125	114,449
4.25%, 11/15/28 (Call 08/15/28)	85	84,130

		748,293

Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	58	50,697
1.40%, 06/30/30 (Call 03/30/30)	171	141,699
2.95%, 03/15/25 (Call 12/15/24)	235	231,115
3.40%, 11/30/23 (Call 09/30/23)	398	397,017
3.75%, 11/30/26 (Call 08/30/26)	320	320,794
3.88%, 09/15/25 (Call 06/15/25)	50	50,226
Baxter International Inc.
0.87%, 12/01/23	60	57,708
1.73%, 04/01/31 (Call 01/01/31)	5	3,941
1.92%, 02/01/27 (Call 01/01/27)	290	260,629
2.27%, 12/01/28 (Call 10/01/28)	130	112,614
2.54%, 02/01/32 (Call 11/01/31)(a)	290	240,230
2.60%, 08/15/26 (Call 05/15/26)	290	270,880
3.95%, 04/01/30 (Call 01/01/30)	115	108,369
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	230	216,685
2.65%, 06/01/30 (Call 03/01/30)	295	257,626
3.45%, 03/01/24 (Call 02/01/24)	218	216,326
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	24	23,604
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	178	146,672
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	310	297,684
2.60%, 11/15/29 (Call 08/15/29)	195	175,424
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	189	187,940
PerkinElmer Inc.
0.55%, 09/15/23 (Call 10/03/22)	25	23,986
0.85%, 09/15/24 (Call 10/03/22)	200	186,426
1.90%, 09/15/28 (Call 07/15/28)	95	80,257
2.25%, 09/15/31 (Call 06/15/31)	115	92,090
2.55%, 03/15/31 (Call 12/15/30)	85	69,867
3.30%, 09/15/29 (Call 06/15/29)	95	84,795
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	225	177,973
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	55	46,049

Security	Par (000)	Value

Health Care - Products (continued)
Stryker Corp.
0.60%, 12/01/23 (Call 09/12/22)	$45	$43,220
1.15%, 06/15/25 (Call 05/15/25)	85	78,482
1.95%, 06/15/30 (Call 03/15/30)	245	204,122
3.38%, 05/15/24 (Call 02/15/24)	283	280,303
3.38%, 11/01/25 (Call 08/01/25)	152	148,135
3.50%, 03/15/26 (Call 12/15/25)	223	217,815
3.65%, 03/07/28 (Call 12/07/27)	125	121,817
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)	5	4,839
1.22%, 10/18/24 (Call 10/18/22)	405	383,183
1.75%, 10/15/28 (Call 08/15/28)	50	44,010
2.00%, 10/15/31 (Call 07/15/31)	50	42,113
2.60%, 10/01/29 (Call 07/01/29)	105	95,898
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 11/22/22)	5	4,698
2.60%, 11/24/31 (Call 08/24/31)	120	99,913
3.05%, 01/15/26 (Call 12/15/25)	85	81,348

		6,379,219

Health Care - Services — 0.6%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	30	27,008
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	170	166,546
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	189	186,437
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	60	57,721
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	166	148,509
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	50	40,709
2.34%, 01/01/30 (Call 10/01/29)	120	103,535
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	155	126,199
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	35	32,676
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	15	12,248
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)	5	4,237
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	40	36,440
2.76%, 10/01/24 (Call 07/01/24)	90	87,187
2.78%, 10/01/30 (Call 04/01/30)	87	72,958
3.35%, 10/01/29 (Call 04/01/29)	247	220,712
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	270	246,334
2.25%, 05/15/30 (Call 02/15/30)	244	207,781
2.38%, 01/15/25 (Call 12/15/24)	25	24,010
2.55%, 03/15/31 (Call 12/15/30)	260	223,010
2.88%, 09/15/29 (Call 06/15/29)	169	151,754
3.35%, 12/01/24 (Call 10/01/24)	205	201,636
3.50%, 08/15/24 (Call 05/15/24)	165	163,180
3.65%, 12/01/27 (Call 09/01/27)	70	67,838
4.10%, 03/01/28 (Call 12/01/27)	265	259,599
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	125	99,185
3.13%, 03/15/27 (Call 02/15/27)(d)	70	64,310
3.38%, 03/15/29 (Call 01/15/29)(d)	130	114,973
3.50%, 09/01/30 (Call 03/01/30)	515	447,947
3.63%, 03/15/32 (Call 12/15/31)(d)	385	332,744
4.13%, 06/15/29 (Call 03/15/29)	352	326,244
4.50%, 02/15/27 (Call 08/15/26)	149	145,622

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.00%, 03/15/24	$189	$190,040
5.25%, 04/15/25	487	491,329
5.25%, 06/15/26 (Call 12/15/25)	265	265,835
5.38%, 02/01/25	505	509,419
5.38%, 09/01/26 (Call 03/01/26)	215	216,410
5.63%, 09/01/28 (Call 03/01/28)	275	276,584
5.88%, 02/15/26 (Call 08/15/25)	320	326,522
5.88%, 02/01/29 (Call 08/01/28)	215	218,771
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	145	126,701
3.13%, 08/15/29 (Call 05/15/29)	205	186,302
3.70%, 03/23/29 (Call 02/23/29)	195	184,131
3.85%, 10/01/24 (Call 07/01/24)	185	184,036
3.95%, 03/15/27 (Call 12/15/26)	220	214,009
4.50%, 04/01/25 (Call 03/01/25)	5	5,033
4.88%, 04/01/30 (Call 01/01/30)	30	30,199
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	71	68,365
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	95	85,577
2.30%, 12/01/24 (Call 11/01/24)	105	100,744
2.70%, 06/01/31 (Call 03/01/31)	85	72,433
2.95%, 12/01/29 (Call 09/01/29)(a)	151	135,150
3.25%, 09/01/24 (Call 07/01/24)	258	253,454
3.60%, 02/01/25 (Call 11/01/24)	290	285,696
3.60%, 09/01/27 (Call 06/01/27)	143	138,823
4.00%, 11/01/23 (Call 08/01/23)	5	4,991
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	15	12,131
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	75	63,102
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	35	31,737
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	45	36,295
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	55	48,371
Series H, 2.75%, 10/01/26 (Call 07/01/26)	40	37,797
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	25	21,354
2.95%, 06/30/30 (Call 03/30/30)	235	207,225
3.45%, 06/01/26 (Call 03/01/26)	187	182,295
3.50%, 03/30/25 (Call 12/30/24)	5	4,916
4.20%, 06/30/29 (Call 03/30/29)(a)	120	115,078
4.25%, 04/01/24 (Call 01/01/24)	40	40,032
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	31	29,638
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)	25	24,543
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	15	13,817
Sutter Health
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	40	36,749
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	10	8,450
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	130	128,309
1.15%, 05/15/26 (Call 04/15/26)	200	181,654
1.25%, 01/15/26	105	96,234
2.00%, 05/15/30	240	204,514
2.30%, 05/15/31 (Call 02/15/31)	295	253,246
2.38%, 08/15/24	195	190,277
2.88%, 08/15/29	209	191,837
2.95%, 10/15/27(a)	218	206,729

Security	Par (000)	Value

Health Care - Services (continued)
3.10%, 03/15/26	$205	$200,353
3.38%, 04/15/27	145	141,787
3.45%, 01/15/27(a)	140	137,446
3.50%, 02/15/24	142	141,673
3.70%, 12/15/25	65	64,648
3.75%, 07/15/25	441	439,836
3.85%, 06/15/28	350	345,383
3.88%, 12/15/28	191	187,640
4.00%, 05/15/29 (Call 03/15/29)	195	191,876
4.20%, 05/15/32 (Call 02/15/32)	285	282,657
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(d)	120	103,439
2.65%, 10/15/30 (Call 07/15/30)(d)	45	35,408
2.65%, 01/15/32 (Call 10/15/31)(a)(d)	130	98,758

		13,707,077

Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	65	56,417
2.88%, 06/15/27 (Call 05/15/27)	100	87,572
2.88%, 06/15/28 (Call 04/15/28)	215	178,190
3.20%, 11/15/31 (Call 08/15/31)	55	42,572
3.25%, 07/15/25 (Call 06/15/25)(a)	238	223,232
3.88%, 01/15/26 (Call 12/15/25)	135	127,281
4.20%, 06/10/24 (Call 05/10/24)	210	208,139
4.25%, 03/01/25 (Call 01/01/25)	220	214,020
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	115	97,439
2.95%, 03/10/26 (Call 02/10/26)	50	44,450
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(a)(d)	15	12,925
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	80	66,343
2.75%, 09/16/26 (Call 08/19/26)	65	57,504
2.85%, 09/30/28 (Call 07/30/28)	185	147,108
3.63%, 01/15/26 (Call 12/15/25)	20	18,749
FS KKR Capital Corp.
1.65%, 10/12/24	140	129,192
2.63%, 01/15/27 (Call 12/15/26)	130	110,192
3.13%, 10/12/28 (Call 08/12/28)	150	122,320
3.25%, 07/15/27 (Call 06/15/27)	110	95,016
3.40%, 01/15/26 (Call 12/15/25)	100	90,979
4.13%, 02/01/25 (Call 01/01/25)	70	67,679
4.63%, 07/15/24 (Call 06/15/24)(a)	230	227,912
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	100	92,796
3.75%, 02/10/25 (Call 01/10/25)(a)	60	58,686
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	235	195,619
2.50%, 08/24/26 (Call 07/24/26)	5	4,346
3.38%, 04/15/24 (Call 03/15/24)	65	63,304
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	80	69,753
5.20%, 05/01/24	50	50,167
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	5	4,599
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	140	123,878
3.50%, 02/25/25 (Call 01/25/25)	25	24,076
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	110	93,014
2.88%, 06/11/28 (Call 04/11/28)	185	149,654

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.40%, 07/15/26 (Call 06/15/26)	$60	$53,697
3.75%, 07/22/25 (Call 06/22/25)	135	126,831
4.00%, 03/30/25 (Call 02/28/25)	190	184,344
4.25%, 01/15/26 (Call 12/15/25)	95	89,520
5.25%, 04/15/24 (Call 03/15/24)	5	4,998
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(d)	125	104,910
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	130	109,530
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	30	25,763
3.44%, 10/15/28 (Call 08/15/28)	60	46,091
3.71%, 01/22/26 (Call 12/22/25)	55	49,470
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	35	33,858

		4,184,135

Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	240	207,487
1.40%, 10/15/27 (Call 08/15/27)	50	41,910
2.50%, 10/15/24 (Call 09/15/24)	293	281,400
2.60%, 10/15/25 (Call 09/15/25)	92	86,455
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	120	120,168
4.75%, 11/29/27 (Call 05/29/27)	225	219,744
4.88%, 12/15/23 (Call 09/15/23)	25	25,127
5.00%, 06/15/27 (Call 12/15/26)	40	39,705
5.25%, 06/01/26 (Call 12/01/25)	20	20,150
5.88%, 11/15/24 (Call 05/15/24)	55	56,320
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	65	46,703
3.85%, 01/15/30 (Call 07/15/29)	70	57,044
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	180	153,843
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	86	86,211
5.50%, 03/01/26 (Call 12/01/25)	225	227,810
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	80	68,038
4.35%, 02/15/28 (Call 11/15/27)	110	101,188
4.88%, 11/15/25 (Call 08/15/25)(a)	60	59,426
4.88%, 03/15/27 (Call 12/15/26)(a)	110	105,854

		2,004,583

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	45	44,622
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	110	102,315
3.80%, 11/15/24 (Call 08/15/24)	50	49,346
4.40%, 03/15/29 (Call 12/15/28)	188	182,046
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	135	110,901
3.70%, 05/01/25(a)	5	4,926
4.70%, 05/14/32 (Call 02/14/32)(a)	50	48,600
4.75%, 02/26/29 (Call 11/26/28)(a)	155	152,553

		695,309

Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	30	23,530
2.65%, 04/30/30 (Call 02/01/30)	65	54,785

Security	Par (000)	Value

Household Products & Wares (continued)
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	$120	$101,016
3.15%, 08/01/27 (Call 05/01/27)	180	170,820
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	80	75,859
3.90%, 05/15/28 (Call 02/15/28)	250	245,768
4.40%, 05/01/29 (Call 03/01/29)(a)	15	14,812
4.60%, 05/01/32 (Call 02/01/32)	125	123,676
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	95	83,101
2.00%, 11/02/31 (Call 08/02/31)(a)	105	88,584
2.75%, 02/15/26	85	82,129
3.05%, 08/15/25(a)	100	98,006
3.10%, 03/26/30 (Call 12/26/29)	180	167,477
3.20%, 04/25/29 (Call 01/25/29)	205	193,313
3.95%, 11/01/28 (Call 08/01/28)	165	164,228

		1,687,104

Insurance — 0.8%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(b)	200	191,274
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	249	238,983
3.60%, 04/01/30 (Call 01/01/30)	190	180,789
3.63%, 11/15/24	340	338,579
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	105	98,629
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	120	116,710
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	150	134,452
1.45%, 12/15/30 (Call 09/15/30)	110	87,661
3.28%, 12/15/26 (Call 09/15/26)	142	137,988
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(a)	150	146,119
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	400	381,308
3.40%, 06/30/30 (Call 03/30/30)(a)	100	91,678
3.75%, 07/10/25 (Call 04/10/25)	183	180,670
3.90%, 04/01/26 (Call 01/01/26)	280	275,083
4.13%, 02/15/24	290	290,710
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(b)	60	56,428
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	184	160,667
3.75%, 05/02/29 (Call 02/02/29)	176	166,915
4.50%, 12/15/28 (Call 09/15/28)	165	163,426
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	130	105,210
2.60%, 12/02/31 (Call 09/02/31)	95	79,936
2.85%, 05/28/27 (Call 04/28/27)	35	32,591
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	35	34,656
3.88%, 12/15/25 (Call 09/15/25)	197	194,689
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	10	10,004
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	196	192,378
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	145	118,326
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	120	119,770
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	30	23,314
3.70%, 02/22/30 (Call 11/22/29)	80	70,806
4.90%, 03/27/28 (Call 12/27/27)	95	93,845

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	$60	$51,683
5.00%, 07/01/24(a)	56	56,855
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	90	76,667
4.13%, 01/12/28 (Call 10/12/27)	300	281,892
6.15%, 04/03/30 (Call 01/03/30)	45	45,523
AXA SA, 8.60%, 12/15/30	200	248,300
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	184	170,231
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	215	206,899
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	325	265,252
2.30%, 03/15/27 (Call 02/15/27)(a)	200	188,300
2.88%, 03/15/32 (Call 12/15/31)	25	22,266
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	462	452,256
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	55	51,972
5.63%, 05/15/30 (Call 02/15/30)	80	79,219
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	60	47,590
4.20%, 09/15/24 (Call 06/15/24)	50	49,693
4.20%, 03/17/32 (Call 12/17/31)	70	63,912
4.50%, 03/15/29 (Call 12/15/28)	185	179,900
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)(a)	200	159,988
3.15%, 03/15/25	30	29,576
3.35%, 05/15/24	10	9,942
3.35%, 05/03/26 (Call 02/03/26)	45	44,033
Cincinnati Financial Corp., 6.92%, 05/15/28	94	103,440
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	105	84,123
3.45%, 08/15/27 (Call 05/15/27)	101	95,309
3.90%, 05/01/29 (Call 02/01/29)	86	80,628
3.95%, 05/15/24 (Call 02/15/24)	110	109,591
4.50%, 03/01/26 (Call 12/01/25)	165	165,358
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	130	125,624
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(d)	100	96,372
3.65%, 04/05/27 (Call 03/05/27)(d)	100	94,022
3.85%, 04/05/29 (Call 02/05/29)(d)	100	92,036
3.90%, 04/05/32 (Call 01/05/32)(d)	280	251,678
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	115	87,539
4.95%, 06/01/29 (Call 03/01/29)	128	120,040
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	370	363,873
7.00%, 04/01/28	35	38,757
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)(a)	65	55,412
4.63%, 04/29/30 (Call 01/29/30)	105	98,893
4.85%, 04/17/28 (Call 01/17/28)	139	136,146
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	100	79,279
3.40%, 06/15/30 (Call 03/15/30)	90	78,070
4.50%, 08/15/28 (Call 05/15/28)	160	155,805
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	125	96,130
4.00%, 05/15/30 (Call 02/15/30)	50	44,431

Security	Par (000)	Value

Insurance (continued)
4.60%, 11/15/24	$140	$139,892
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	135	109,442
4.55%, 09/15/28 (Call 06/15/28)	135	132,677
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	144	116,467
4.50%, 04/15/26 (Call 01/15/26)	45	44,584
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	190	168,384
Jackson Financial Inc.
1.13%, 11/22/23(d)	40	38,416
3.13%, 11/23/31 (Call 08/23/31)(d)	90	71,934
5.17%, 06/08/27 (Call 05/08/27)	70	69,329
5.67%, 06/08/32 (Call 03/08/32)	60	58,531
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)(a)	80	64,363
3.80%, 02/23/32 (Call 11/23/31)	100	88,055
4.35%, 02/15/25 (Call 11/15/24)	45	44,618
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	75	65,807
3.35%, 03/09/25	157	153,912
3.40%, 01/15/31 (Call 10/15/30)	45	40,128
3.63%, 12/12/26 (Call 09/15/26)	145	140,435
3.80%, 03/01/28 (Call 12/01/27)	90	86,103
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	130	116,874
3.75%, 04/01/26 (Call 01/01/26)	95	93,611
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	60	55,114
3.70%, 03/16/32 (Call 12/16/31)(a)	110	101,295
4.06%, 02/24/32 (Call 02/24/27)(b)	20	18,532
4.15%, 03/04/26	477	472,759
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	80	72,484
3.50%, 11/01/27 (Call 08/01/27)	180	170,082
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	210	178,223
2.38%, 12/15/31 (Call 09/15/31)(a)	70	59,307
3.50%, 06/03/24 (Call 03/03/24)	215	213,542
3.50%, 03/10/25 (Call 12/10/24)	242	238,339
3.75%, 03/14/26 (Call 12/14/25)	200	198,164
3.88%, 03/15/24 (Call 02/15/24)	237	236,704
4.38%, 03/15/29 (Call 12/15/28)	325	322,965
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	75	71,947
MetLife Inc.
3.00%, 03/01/25(a)	108	105,773
3.60%, 04/10/24	180	180,061
3.60%, 11/13/25 (Call 08/13/25)	151	149,328
4.55%, 03/23/30 (Call 12/23/29)(a)	169	170,707
Series D, 4.37%, 09/15/23	190	190,997
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	172	166,047
4.88%, 10/01/24 (Call 09/01/24)	180	181,381
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	150	140,371
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	50	41,764
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	135	112,220
3.10%, 11/15/26 (Call 08/15/26)	60	56,461
3.40%, 05/15/25 (Call 02/15/25)	60	58,728
3.70%, 05/15/29 (Call 02/15/29)	166	156,334

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Progressive Corp. (The)
2.45%, 01/15/27	$235	$221,664
2.50%, 03/15/27 (Call 02/15/27)	75	70,552
3.00%, 03/15/32 (Call 12/15/31)	90	80,933
4.00%, 03/01/29 (Call 12/01/28)	75	74,263
6.63%, 03/01/29(a)	30	33,830
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	207	189,658
2.10%, 03/10/30 (Call 12/10/29)(a)	100	85,018
3.70%, 10/01/50 (Call 07/01/30)(b)	25	21,612
3.88%, 03/27/28 (Call 12/27/27)	347	340,598
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(b)	50	47,545
5.13%, 03/01/52 (Call 11/28/31)(b)	190	177,475
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(b)	55	53,416
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(b)	200	196,232
Prudential PLC
3.13%, 04/14/30	196	174,601
3.63%, 03/24/32 (Call 12/24/31)	100	90,348
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	170	149,624
3.90%, 05/15/29 (Call 02/15/29)	125	117,060
3.95%, 09/15/26 (Call 06/15/26)	75	73,687
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	160	148,979
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	80	65,614
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	225	221,596
Unum Group
4.00%, 03/15/24(a)	225	226,568
4.00%, 06/15/29 (Call 03/15/29)(a)	40	37,046
Voya Financial Inc.
3.65%, 06/15/26	165	159,626
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(b)	75	62,232
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	113	97,470
3.60%, 05/15/24 (Call 03/15/24)	187	184,500
4.50%, 09/15/28 (Call 06/15/28)	165	159,675
4.65%, 06/15/27 (Call 05/15/27)	90	88,315

		19,561,027

Internet — 0.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	290	241,007
3.40%, 12/06/27 (Call 09/06/27)	430	406,070
3.60%, 11/28/24 (Call 08/28/24)	590	581,309
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	290	264,944
0.80%, 08/15/27 (Call 06/15/27)	345	301,475
1.10%, 08/15/30 (Call 05/15/30)	230	187,620
2.00%, 08/15/26 (Call 05/15/26)	413	389,310
3.38%, 02/25/24	282	281,284
Amazon.com Inc.
0.45%, 05/12/24	510	483,878
0.80%, 06/03/25 (Call 05/03/25)	155	143,367
1.00%, 05/12/26 (Call 04/12/26)	530	480,079
1.20%, 06/03/27 (Call 04/03/27)	200	177,954
1.50%, 06/03/30 (Call 03/03/30)	532	441,794

Security	Par (000)	Value

Internet (continued)
1.65%, 05/12/28 (Call 03/12/28)	$555	$492,113
2.10%, 05/12/31 (Call 02/12/31)	475	407,740
2.73%, 04/13/24	25	24,701
2.80%, 08/22/24 (Call 06/22/24)	556	549,050
3.00%, 04/13/25	50	49,222
3.15%, 08/22/27 (Call 05/22/27)	602	581,701
3.30%, 04/13/27 (Call 03/13/27)	180	175,842
3.45%, 04/13/29 (Call 02/13/29)	125	120,831
3.60%, 04/13/32 (Call 01/13/32)	285	273,845
3.80%, 12/05/24 (Call 09/05/24)	169	169,836
5.20%, 12/03/25 (Call 09/03/25)	451	469,090
Baidu Inc.
3.43%, 04/07/30 (Call 01/07/30)	50	45,259
3.63%, 07/06/27	265	252,397
3.88%, 09/29/23 (Call 08/29/23)	205	204,346
4.13%, 06/30/25	225	221,922
4.38%, 03/29/28 (Call 12/29/27)(a)	55	53,483
4.88%, 11/14/28 (Call 08/14/28)	50	49,787
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	190	182,801
3.60%, 06/01/26 (Call 03/01/26)	313	308,233
3.65%, 03/15/25 (Call 12/15/24)	90	89,371
4.63%, 04/13/30 (Call 01/13/30)	289	290,318
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	65	58,703
1.90%, 03/11/25 (Call 02/11/25)	159	150,086
2.60%, 05/10/31 (Call 02/10/31)(a)	195	161,838
2.70%, 03/11/30 (Call 12/11/29)	155	133,737
3.45%, 08/01/24 (Call 05/01/24)	327	323,259
3.60%, 06/05/27 (Call 03/05/27)(a)	276	266,660
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	225	186,109
3.25%, 02/15/30 (Call 11/15/29)	275	237,988
3.80%, 02/15/28 (Call 11/15/27)	80	74,454
5.00%, 02/15/26 (Call 11/15/25)	220	220,295
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	200	182,718
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	20	18,025
2.00%, 09/03/30 (Call 06/03/30)	155	117,089
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	180	148,025
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	205	162,319

		11,833,284

Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(a)	145	137,254
4.55%, 03/11/26	110	107,938
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	230	216,556
2.70%, 06/01/30 (Call 03/01/30)	85	74,185
3.95%, 05/23/25	60	59,563
3.95%, 05/01/28 (Call 02/01/28)	202	196,114
4.30%, 05/23/27 (Call 04/23/27)	75	74,594
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	50	45,634
2.15%, 08/15/30 (Call 05/15/30)	15	12,115
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	95	81,167
2.40%, 06/15/25 (Call 05/15/25)	234	221,542
2.80%, 12/15/24 (Call 11/15/24)	85	82,183
3.25%, 01/15/31 (Call 10/15/30)	35	30,240

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
3.45%, 04/15/30 (Call 01/15/30)	$132	$117,641
5.00%, 12/15/26 (Call 10/03/22)	205	203,571
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)(a)	260	225,654
6.25%, 08/10/26	211	221,227

		2,107,178

Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 10/03/22)	65	60,368
2.40%, 08/18/31 (Call 05/18/31)	130	96,287
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	55	53,014

		209,669

Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	160	141,835
3.70%, 01/15/31 (Call 10/15/30)	55	47,970
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/03/22)	25	24,224
1.80%, 10/01/24 (Call 10/03/22)	10	9,490
4.38%, 09/15/28 (Call 06/15/28)	105	99,366
4.85%, 03/15/26 (Call 12/15/25)	175	176,127
5.63%, 04/23/25 (Call 03/23/25)	50	50,518
6.00%, 04/23/30 (Call 01/23/30)(a)	20	20,376
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	10	9,904
3.75%, 03/15/25 (Call 12/15/24)	140	137,795
3.75%, 10/01/25 (Call 07/01/25)	40	39,064
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	127	130,895
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	465	444,015
Series R, 3.13%, 06/15/26 (Call 03/15/26)	240	227,700
Series X, 4.00%, 04/15/28 (Call 01/15/28)	25	23,740
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	15	15,009

		1,598,028

Machinery — 0.4%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	10	9,681
0.60%, 09/13/24	150	140,987
0.80%, 11/13/25	85	76,995
0.95%, 01/10/24	225	217,280
1.10%, 09/14/27	10	8,756
1.15%, 09/14/26	170	152,332
1.70%, 01/08/27(a)	455	416,334
2.15%, 11/08/24	320	309,290
2.85%, 05/17/24	10	9,863
3.25%, 12/01/24	20	19,795
3.30%, 06/09/24	246	244,349
3.40%, 05/13/25	30	29,600
3.60%, 08/12/27	500	490,755
3.65%, 12/07/23	25	25,022
3.65%, 08/12/25	250	248,400
3.75%, 11/24/23	50	50,086
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	70	59,513
2.60%, 09/19/29 (Call 06/19/29)	119	108,521
2.60%, 04/09/30 (Call 01/09/30)	220	199,531
3.40%, 05/15/24 (Call 02/15/24)	30	29,906
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	120	106,472
3.95%, 05/23/25	100	98,295

Security	Par (000)	Value

Machinery (continued)
4.20%, 01/15/24(a)	$76	$75,770
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	192	181,849
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	94	91,480
3.10%, 04/15/30 (Call 01/15/30)	10	9,407
5.38%, 10/16/29(a)	85	91,576
7.13%, 03/03/31	60	72,102
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	165	149,441
3.15%, 11/15/25 (Call 08/15/25)	140	135,458
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	75	58,299
3.50%, 10/01/30 (Call 07/01/30)	95	81,494
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	85	71,577
3.00%, 05/01/30 (Call 02/01/30)	5	4,395
John Deere Capital Corp.
0.40%, 10/10/23	10	9,658
0.45%, 01/17/24	15	14,358
0.45%, 06/07/24	160	151,573
0.63%, 09/10/24(a)	65	61,198
0.70%, 01/15/26	310	280,209
1.25%, 01/10/25	110	103,965
1.30%, 10/13/26	60	54,185
1.45%, 01/15/31	149	121,661
1.50%, 03/06/28	95	83,570
1.70%, 01/11/27	110	100,617
1.75%, 03/09/27	25	22,819
2.00%, 06/17/31	150	127,293
2.05%, 01/09/25	325	312,461
2.25%, 09/14/26(a)	185	175,139
2.45%, 01/09/30	250	221,820
2.65%, 06/24/24	165	162,296
2.65%, 06/10/26	175	167,858
2.80%, 09/08/27	155	147,338
2.80%, 07/18/29	215	199,071
3.05%, 01/06/28(a)	110	105,712
3.35%, 06/12/24	175	174,060
3.35%, 04/18/29	90	86,117
3.40%, 06/06/25	50	49,531
3.40%, 09/11/25	5	4,936
3.45%, 03/13/25	245	243,709
3.45%, 03/07/29	175	169,444
3.65%, 10/12/23	105	105,043
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	65	51,106
4.55%, 04/15/28 (Call 01/15/28)	135	127,305
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	60	50,830
4.60%, 05/15/28 (Call 02/15/28)	130	125,029
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	70	66,139
2.29%, 04/05/27 (Call 02/05/27)(a)	145	132,240
2.57%, 02/15/30 (Call 11/15/29)	359	309,329
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)(a)	35	28,636
2.88%, 03/01/25 (Call 12/01/24)	180	175,248
3.50%, 03/01/29 (Call 12/01/28)	210	201,436
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/25 (Call 05/15/25)	150	143,079

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.45%, 11/15/26 (Call 08/15/26)	$200	$187,738
4.40%, 03/15/24 (Call 02/15/24)	165	164,132
4.95%, 09/15/28 (Call 06/15/28)	198	192,474
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	165	145,197
2.25%, 01/30/31 (Call 10/30/30)	85	71,030
3.25%, 11/01/26 (Call 08/01/26)	145	138,595

		9,839,795

Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	123	117,197
2.25%, 09/19/26 (Call 06/19/26)	183	170,602
2.38%, 08/26/29 (Call 05/26/29)	288	247,501
2.65%, 04/15/25 (Call 03/15/25)	70	67,864
2.88%, 10/15/27 (Call 07/15/27)	116	109,082
3.00%, 08/07/25	200	194,960
3.05%, 04/15/30 (Call 01/15/30)(a)	172	153,176
3.25%, 02/14/24 (Call 01/14/24)	365	362,591
3.38%, 03/01/29 (Call 12/01/28)	176	163,428
3.63%, 09/14/28 (Call 06/14/28)	123	117,624
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)(a)	25	19,664
2.75%, 03/01/30 (Call 12/01/29)	280	239,498
3.50%, 12/01/24 (Call 10/01/24)	40	39,336
3.75%, 12/01/27 (Call 09/01/27)	105	99,607
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	205	194,859
4.15%, 03/15/33	30	28,926
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	15	14,587
General Electric Co., 6.75%, 03/15/32	460	521,392
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	345	331,024
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	115	112,057
3.25%, 03/01/27 (Call 12/01/26)	157	150,499
3.25%, 06/14/29 (Call 03/14/29)	159	145,566
3.30%, 11/21/24 (Call 08/21/24)	170	167,168
3.65%, 06/15/24	150	148,635
4.25%, 09/15/27 (Call 08/15/27)	100	98,853
4.50%, 09/15/29 (Call 07/15/29)	250	246,002
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	150	140,215
5.90%, 07/15/32 (Call 04/15/32)	100	99,652
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	95	77,408
3.00%, 06/01/30 (Call 03/01/30)	65	56,249
3.38%, 03/01/28 (Call 12/01/27)	125	114,959
3.65%, 03/15/27 (Call 12/15/26)	145	138,242
3.88%, 03/01/25 (Call 12/01/24)	30	29,595
3.90%, 09/17/29 (Call 06/17/29)	118	110,187
4.00%, 03/15/26 (Call 12/15/25)	148	144,926
4.30%, 03/01/24 (Call 12/01/23)	80	80,013
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	100	96,097
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	95	91,532
3.55%, 11/01/24 (Call 08/01/24)	95	93,701
3.80%, 03/21/29 (Call 12/21/28)	243	228,901

		5,763,375

Security	Par (000)	Value

Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	$145	$118,878
2.30%, 02/01/32 (Call 11/01/31)	260	197,605
2.80%, 04/01/31 (Call 01/01/31)	75	60,769
3.75%, 02/15/28 (Call 11/15/27)	264	244,242
4.20%, 03/15/28 (Call 12/15/27)	365	344,235
4.50%, 02/01/24 (Call 01/01/24)	499	498,491
4.91%, 07/23/25 (Call 04/23/25)(a)	541	539,739
5.05%, 03/30/29 (Call 12/30/28)	386	370,572
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	360	288,652
1.95%, 01/15/31 (Call 10/15/30)	365	302,293
2.35%, 01/15/27 (Call 10/15/26)	311	289,560
2.65%, 02/01/30 (Call 11/01/29)	320	283,427
3.15%, 03/01/26 (Call 12/01/25)	544	528,937
3.15%, 02/15/28 (Call 11/15/27)	352	334,122
3.30%, 02/01/27 (Call 11/01/26)	110	106,181
3.30%, 04/01/27 (Call 02/01/27)	10	9,657
3.38%, 02/15/25 (Call 11/15/24)	215	211,962
3.38%, 08/15/25 (Call 05/15/25)	327	321,598
3.40%, 04/01/30 (Call 01/01/30)(a)	323	301,281
3.55%, 05/01/28 (Call 02/01/28)	448	432,047
3.70%, 04/15/24 (Call 03/15/24)	529	527,990
3.95%, 10/15/25 (Call 08/15/25)	571	569,989
4.15%, 10/15/28 (Call 07/15/28)	566	561,280
4.25%, 10/15/30 (Call 07/15/30)	120	118,463
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	160	154,806
3.63%, 05/15/30 (Call 02/15/30)	67	58,470
3.80%, 03/13/24 (Call 01/13/24)	70	69,257
3.90%, 11/15/24 (Call 08/15/24)	185	181,082
3.95%, 06/15/25 (Call 03/15/25)	40	39,022
3.95%, 03/20/28 (Call 12/20/27)	357	327,794
4.13%, 05/15/29 (Call 02/15/29)	150	136,782
4.90%, 03/11/26 (Call 12/11/25)	110	109,844
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	55	51,498
3.45%, 03/01/32 (Call 12/01/31)	60	52,119
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	105	101,517
3.50%, 04/08/30 (Call 01/08/30)	130	117,971
4.03%, 01/25/24 (Call 12/25/23)	308	306,860
4.71%, 01/25/29 (Call 10/25/28)	395	390,975
Grupo Televisa SAB, 6.63%, 03/18/25	100	104,791
Meta Platforms Inc.
3.50%, 08/15/27	300	290,610
3.85%, 08/15/32	250	235,087
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(a)	153	142,001
3.38%, 02/15/28 (Call 11/15/27)(a)	70	65,369
3.70%, 06/01/28 (Call 03/01/28)	165	155,735
4.00%, 01/15/26 (Call 10/15/25)	200	196,724
4.20%, 06/01/29 (Call 03/01/29)	155	146,762
4.20%, 05/19/32 (Call 02/19/32)	215	189,172
4.75%, 05/15/25 (Call 04/15/25)	155	156,051
4.95%, 01/15/31 (Call 10/15/30)	146	138,532
7.88%, 07/30/30	150	168,345

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
TCI Communications Inc.
7.13%, 02/15/28	$175	$197,291
7.88%, 02/15/26	20	22,332
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	223	215,996
4.30%, 11/23/23 (Call 08/23/23)	135	135,468
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	303	279,042
2.95%, 06/15/27(a)	200	191,984
3.00%, 02/13/26	146	141,217
3.15%, 09/17/25	164	160,374
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	383	367,871
1.75%, 01/13/26	325	302,702
2.00%, 09/01/29 (Call 06/01/29)	486	420,395
2.20%, 01/13/28(a)	226	205,646
2.65%, 01/13/31	255	226,111
3.35%, 03/24/25	360	354,967
3.38%, 11/15/26 (Call 08/15/26)	95	92,672
3.70%, 09/15/24 (Call 06/15/24)	181	180,265
3.70%, 10/15/25 (Call 07/15/25)	192	190,522
3.70%, 03/23/27	115	113,524
3.80%, 03/22/30(a)	380	367,221

		15,814,746

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	230	227,019
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	65	64,138
4.13%, 04/01/32 (Call 01/01/32)	105	95,192
4.50%, 12/15/28 (Call 09/15/28)	100	95,627

		481,976

Mining — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	200	170,822
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	65	65,039
6.42%, 03/01/26	50	53,472
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	110	102,939
4.25%, 03/01/30 (Call 03/01/25)	120	109,000
4.38%, 08/01/28 (Call 08/01/23)	110	103,705
4.55%, 11/14/24 (Call 08/14/24)	110	110,729
4.63%, 08/01/30 (Call 08/01/25)(a)	218	201,532
5.00%, 09/01/27 (Call 10/03/22)(a)	110	111,135
5.25%, 09/01/29 (Call 09/01/24)	110	106,731
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	134	129,778
5.95%, 03/15/24 (Call 12/15/23)	235	238,974
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	264	216,955
2.60%, 07/15/32 (Call 04/15/32)	100	81,751
2.80%, 10/01/29 (Call 07/01/29)	121	105,629
Rio Tinto Alcan Inc., 7.25%, 03/15/31	75	88,818
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	145	163,775
Southern Copper Corp., 3.88%, 04/23/25	205	200,773
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	40	31,280

		2,392,837

Multi-National — 0.0%
Asian Infrastructure Investment Bank (The), 3.38%, 06/29/25	10	9,887

Security	Par (000)	Value

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	$135	$121,254
3.25%, 02/15/29 (Call 08/15/23)	105	91,318
3.28%, 12/01/28 (Call 10/01/28)	135	118,766
3.57%, 12/01/31 (Call 09/01/31)	115	96,791
4.13%, 05/01/25 (Call 10/03/22)	35	34,494
4.25%, 04/01/28 (Call 10/03/22)	140	129,388
5.50%, 12/01/24 (Call 06/01/24)	75	76,718

		668,729

Oil & Gas — 1.0%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	355	294,252
2.72%, 01/12/32 (Call 10/12/31)	105	91,536
3.02%, 01/16/27 (Call 10/16/26)	230	220,073
3.12%, 05/04/26 (Call 02/04/26)	255	246,817
3.41%, 02/11/26 (Call 12/11/25)	128	125,629
3.54%, 04/06/27 (Call 02/06/27)	60	58,483
3.59%, 04/14/27 (Call 01/14/27)	228	222,042
3.63%, 04/06/30 (Call 01/06/30)	414	393,495
3.80%, 09/21/25 (Call 07/21/25)(a)	228	227,478
3.94%, 09/21/28 (Call 06/21/28)	335	327,637
4.23%, 11/06/28 (Call 08/06/28)	91	90,020
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	190	182,079
3.72%, 11/28/28 (Call 08/28/28)	173	167,673
Burlington Resources LLC, 7.20%, 08/15/31	30	35,199
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	35	32,652
2.95%, 07/15/30 (Call 04/15/30)	80	69,759
3.80%, 04/15/24 (Call 01/15/24)	186	184,094
3.85%, 06/01/27 (Call 03/01/27)	243	232,165
3.90%, 02/01/25 (Call 11/01/24)	171	168,421
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	155	127,413
4.40%, 04/15/29 (Call 01/15/29)	170	164,314
5.38%, 07/15/25 (Call 04/15/25)	269	276,120
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	400	377,436
2.00%, 05/11/27 (Call 03/11/27)	220	203,240
2.24%, 05/11/30 (Call 02/11/30)	253	221,944
2.90%, 03/03/24 (Call 01/03/24)	199	196,865
2.95%, 05/16/26 (Call 02/16/26)	290	280,830
3.33%, 11/17/25 (Call 08/17/25)	184	181,485
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	65	59,381
1.02%, 08/12/27 (Call 06/12/27)	290	252,903
3.25%, 10/15/29 (Call 07/15/29)	190	178,110
3.85%, 01/15/28 (Call 10/15/27)	167	165,166
3.90%, 11/15/24 (Call 08/15/24)	30	30,245
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)(a)	250	231,255
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	560	562,055
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	400	394,264
4.38%, 05/02/28	200	201,062
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	170	164,329
3.35%, 11/15/24 (Call 08/15/24)(a)	35	34,678
6.95%, 04/15/29	382	436,672

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)(a)	$275	$271,059
4.38%, 01/15/28 (Call 10/15/27)	210	197,171
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(d)	185	176,612
4.38%, 06/01/24 (Call 03/01/24)(d)	168	166,958
4.38%, 03/15/29 (Call 12/15/28)(d)	143	138,144
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	135	128,986
5.25%, 10/15/27 (Call 10/15/22)(a)	85	85,096
5.85%, 12/15/25 (Call 09/15/25)	218	225,497
5.88%, 06/15/28 (Call 06/15/23)	10	10,189
7.88%, 09/30/31	36	41,719
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	85	73,670
3.25%, 12/01/26 (Call 10/01/26)	151	144,892
3.50%, 12/01/29 (Call 09/01/29)	392	356,304
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	174	156,475
Eni USA Inc., 7.30%, 11/15/27	94	103,969
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	40	39,315
4.15%, 01/15/26 (Call 10/15/25)	210	210,216
4.38%, 04/15/30 (Call 01/15/30)	142	142,389
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	210	199,006
5.00%, 01/15/29 (Call 07/15/28)	110	107,724
6.13%, 02/01/25 (Call 01/01/25)	215	220,925
7.00%, 02/01/30 (Call 11/01/29)	115	123,132
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	185	171,745
2.38%, 05/22/30 (Call 02/22/30)	128	112,389
2.65%, 01/15/24	392	386,191
2.88%, 04/06/25 (Call 03/06/25)	70	68,245
3.00%, 04/06/27 (Call 02/06/27)	93	89,003
3.13%, 04/06/30 (Call 01/06/30)	385	356,664
3.25%, 11/10/24	305	302,127
3.63%, 09/10/28 (Call 06/10/28)	260	253,635
3.70%, 03/01/24	100	99,981
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	165	159,987
2.28%, 08/16/26 (Call 06/16/26)	230	217,233
2.44%, 08/16/29 (Call 05/16/29)(a)	344	310,271
2.61%, 10/15/30 (Call 07/15/30)	265	237,612
2.71%, 03/06/25 (Call 12/06/24)	365	355,426
2.99%, 03/19/25 (Call 02/19/25)	520	508,752
3.04%, 03/01/26 (Call 12/01/25)	590	574,577
3.18%, 03/15/24 (Call 12/15/23)	241	239,817
3.29%, 03/19/27 (Call 01/19/27)(a)	262	256,810
3.48%, 03/19/30 (Call 12/19/29)	491	470,353
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(a)	10	8,456
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	90	88,553
4.30%, 04/01/27 (Call 01/01/27)	342	333,867
7.30%, 08/15/31	80	89,330
7.88%, 10/01/29	75	85,674
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)(d)	100	89,843
5.88%, 04/01/26 (Call 01/01/26)(d)	215	216,144

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	$392	$381,251
6.80%, 03/15/32	10	10,690
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	257	254,546
3.80%, 04/01/28 (Call 01/01/28)	120	113,305
4.70%, 05/01/25 (Call 04/01/25)	201	202,311
5.13%, 12/15/26 (Call 09/15/26)	197	202,459
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	115	116,768
Ovintiv Inc.
7.20%, 11/01/31	45	48,134
7.38%, 11/01/31	100	108,808
8.13%, 09/15/30	115	127,849
Phillips 66
0.90%, 02/15/24 (Call 10/03/22)	45	43,052
1.30%, 02/15/26 (Call 01/15/26)	220	199,069
2.15%, 12/15/30 (Call 09/15/30)	165	135,374
3.85%, 04/09/25 (Call 03/09/25)	80	79,307
3.90%, 03/15/28 (Call 12/15/27)	240	230,587
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)(d)	25	22,202
3.55%, 10/01/26 (Call 07/01/26)(d)	90	86,494
3.61%, 02/15/25 (Call 11/15/24)(d)	40	39,172
3.75%, 03/01/28 (Call 12/01/27)(d)	170	160,193
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	215	175,380
2.15%, 01/15/31 (Call 10/15/30)	200	164,638
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	245	237,138
2.38%, 11/07/29 (Call 08/07/29)	348	307,141
2.50%, 09/12/26	152	143,955
2.75%, 04/06/30 (Call 01/06/30)	340	306,119
2.88%, 05/10/26	320	308,704
3.25%, 05/11/25	393	386,964
3.50%, 11/13/23 (Call 10/13/23)	247	246,629
3.88%, 11/13/28 (Call 08/13/28)	407	399,063
Suncor Energy Inc., 7.15%, 02/01/32	50	55,784
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	187	181,085
2.83%, 01/10/30 (Call 10/10/29)	285	258,344
3.46%, 02/19/29 (Call 11/19/28)	265	253,650
3.70%, 01/15/24	205	205,080
3.75%, 04/10/24	239	239,476
TotalEnergies Capital SA, 3.88%, 10/11/28	172	168,656
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	25	22,270
2.80%, 12/01/31 (Call 09/01/31)	65	54,710
2.85%, 04/15/25 (Call 03/15/25)	59	57,083
3.40%, 09/15/26 (Call 06/15/26)	10	9,751
4.00%, 04/01/29 (Call 01/01/29)	430	411,798
4.35%, 06/01/28 (Call 03/01/28)	30	29,469
7.50%, 04/15/32	145	167,913

		24,863,775

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	110	100,178
3.14%, 11/07/29 (Call 08/07/29)	120	107,655
3.34%, 12/15/27 (Call 09/15/27)	314	294,485
4.49%, 05/01/30 (Call 02/01/30)	70	68,342

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	$45	$39,835
3.80%, 11/15/25 (Call 08/15/25)	206	203,810
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	152	134,307
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	115	107,311
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	245	216,247
3.65%, 12/01/23 (Call 09/01/23)	432	431,801

		1,703,971

Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	70	66,728
4.50%, 05/15/28 (Call 02/15/28)	30	28,950
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	82	68,036
2.69%, 05/25/31 (Call 02/25/31)	135	110,832
4.00%, 05/17/25 (Call 04/17/25)	80	78,459
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	15	13,063
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	25	23,688
1.57%, 01/15/26 (Call 12/15/25)	177	157,857
1.65%, 01/15/27 (Call 12/15/26)	190	163,613
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	185	164,258
3.40%, 12/15/27 (Call 09/15/27)	75	70,845
3.65%, 09/15/24 (Call 06/15/24)	106	105,129
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	125	117,886
2.25%, 02/01/27 (Call 01/01/27)	75	68,173
2.85%, 02/01/32 (Call 11/01/31)	5	4,176
3.13%, 05/01/30 (Call 02/01/30)	45	39,009
WestRock MWV LLC, 8.20%, 01/15/30	29	33,948
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	225	219,033
3.38%, 09/15/27 (Call 06/15/27)	105	98,830
3.75%, 03/15/25 (Call 01/15/25)	148	145,488
3.90%, 06/01/28 (Call 03/01/28)	70	67,214
4.00%, 03/15/28 (Call 12/15/27)	130	125,466
4.65%, 03/15/26 (Call 01/15/26)	262	263,593
4.90%, 03/15/29 (Call 12/15/28)	142	141,905

		2,376,179

Pharmaceuticals — 1.4%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	642	620,499
2.95%, 11/21/26 (Call 09/21/26)	635	599,472
3.20%, 05/14/26 (Call 02/14/26)	425	406,640
3.20%, 11/21/29 (Call 08/21/29)	951	869,347
3.60%, 05/14/25 (Call 02/14/25)	850	835,227
3.75%, 11/14/23 (Call 10/14/23)	175	174,708
3.80%, 03/15/25 (Call 12/15/24)	580	572,263
3.85%, 06/15/24 (Call 03/15/24)	240	238,824
4.25%, 11/14/28 (Call 08/14/28)	433	425,817
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	230	195,459
2.80%, 05/15/30 (Call 02/15/30)	15	13,046
3.25%, 03/01/25 (Call 12/01/24)	207	202,063
3.40%, 05/15/24 (Call 02/15/24)	131	129,150
3.45%, 12/15/27 (Call 09/15/27)	160	152,778

Security	Par (000)	Value

Pharmaceuticals (continued)
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 10/03/22)	$10	$9,479
1.20%, 05/28/26 (Call 04/28/26)	395	356,610
1.75%, 05/28/28 (Call 03/28/28)	315	278,161
2.25%, 05/28/31 (Call 02/28/31)	110	95,365
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	180	160,286
1.38%, 08/06/30 (Call 05/06/30)(a)	277	227,071
3.13%, 06/12/27 (Call 03/12/27)	115	110,955
3.38%, 11/16/25	417	409,519
4.00%, 01/17/29 (Call 10/17/28)	218	217,544
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)(a)	255	208,103
2.82%, 05/20/30 (Call 02/20/30)(a)	158	139,740
3.36%, 06/06/24 (Call 04/06/24)	218	215,521
3.70%, 06/06/27 (Call 03/06/27)	369	357,974
3.73%, 12/15/24 (Call 09/15/24)	106	104,652
4.30%, 08/22/32	115	111,825
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 10/03/22)	15	14,499
0.75%, 11/13/25 (Call 10/13/25)	205	186,527
1.13%, 11/13/27 (Call 09/13/27)	140	123,434
1.45%, 11/13/30 (Call 08/13/30)	125	102,087
2.90%, 07/26/24 (Call 06/26/24)	614	605,183
2.95%, 03/15/32 (Call 12/15/31)	330	299,340
3.20%, 06/15/26 (Call 04/15/26)	309	302,177
3.25%, 11/01/23	220	219,285
3.25%, 02/27/27(a)	20	19,632
3.40%, 07/26/29 (Call 04/26/29)	445	424,904
3.45%, 11/15/27 (Call 08/15/27)	35	34,201
3.90%, 02/20/28 (Call 11/20/27)	470	466,856
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	165	162,269
3.41%, 06/15/27 (Call 03/15/27)	325	313,076
3.50%, 11/15/24 (Call 08/15/24)	105	103,653
3.75%, 09/15/25 (Call 06/15/25)	150	148,690
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)	5	4,501
2.38%, 03/15/31 (Call 12/15/30)	215	180,892
2.40%, 03/15/30 (Call 12/15/29)	279	239,114
3.05%, 10/15/27 (Call 07/15/27)	280	260,778
3.25%, 04/15/25 (Call 01/15/25)	285	278,069
3.40%, 03/01/27 (Call 12/01/26)	285	272,508
3.50%, 06/15/24 (Call 03/17/24)	210	207,919
4.13%, 11/15/25 (Call 09/15/25)	434	431,088
4.38%, 10/15/28 (Call 07/15/28)	570	561,701
4.50%, 02/25/26 (Call 11/27/25)	340	341,387
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	520	450,315
1.75%, 08/21/30 (Call 05/21/30)	290	233,653
1.88%, 02/28/31 (Call 11/28/30)	415	335,142
2.13%, 09/15/31 (Call 06/15/31)	90	73,334
2.63%, 08/15/24 (Call 07/15/24)	10	9,766
2.88%, 06/01/26 (Call 03/01/26)	360	343,807
3.00%, 08/15/26 (Call 06/15/26)	115	110,233
3.25%, 08/15/29 (Call 05/15/29)	512	468,603
3.38%, 08/12/24 (Call 05/12/24)	155	153,517
3.63%, 04/01/27 (Call 02/01/27)	55	53,513
3.75%, 04/01/30 (Call 01/01/30)	318	298,360
3.88%, 07/20/25 (Call 04/20/25)	160	158,861

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.00%, 12/05/23 (Call 09/05/23)	$20	$20,032
4.10%, 03/25/25 (Call 01/25/25)	190	190,317
4.30%, 03/25/28 (Call 12/25/27)	550	543,950
6.25%, 06/01/27(a)	65	70,255
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	55	53,901
3.10%, 05/15/27 (Call 02/15/27)	145	141,063
3.38%, 03/15/29 (Call 12/15/28)	195	188,988
5.50%, 03/15/27	150	160,608
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	123	122,411
3.88%, 05/15/28	470	461,549
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/03/22)	25	24,199
3.00%, 06/01/24 (Call 05/01/24)	389	384,958
3.38%, 06/01/29 (Call 03/01/29)(a)	145	137,978
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	130	119,066
0.95%, 09/01/27 (Call 07/01/27)	115	101,338
1.30%, 09/01/30 (Call 06/01/30)	195	163,691
2.45%, 03/01/26 (Call 12/01/25)	422	405,647
2.63%, 01/15/25 (Call 11/15/24)	85	83,288
2.90%, 01/15/28 (Call 10/15/27)	365	349,969
2.95%, 03/03/27 (Call 12/03/26)	320	311,149
3.38%, 12/05/23	354	353,419
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	10	8,994
1.30%, 08/15/26 (Call 07/15/26)	100	89,080
3.80%, 03/15/24 (Call 12/15/23)	335	334,494
3.95%, 02/16/28 (Call 11/16/27)	130	126,746
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	325	325,877
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	75	67,843
1.45%, 06/24/30 (Call 03/24/30)	140	115,597
1.70%, 06/10/27 (Call 05/10/27)	400	363,364
1.90%, 12/10/28 (Call 10/10/28)	175	154,702
2.15%, 12/10/31 (Call 09/10/31)	495	421,438
2.75%, 02/10/25 (Call 11/10/24)	390	381,506
2.90%, 03/07/24 (Call 02/07/24)	192	190,078
3.40%, 03/07/29 (Call 12/07/28)	435	419,075
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	10	10,903
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	92	91,927
4.55%, 04/15/28 (Call 01/15/28)	175	164,666
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	70	67,047
2.00%, 02/14/27 (Call 12/14/26)	366	340,113
2.20%, 08/14/30 (Call 05/14/30)	170	149,552
3.00%, 11/20/25 (Call 08/20/25)	44	43,127
3.10%, 05/17/27 (Call 02/17/27)	348	338,110
3.40%, 05/06/24	601	598,019
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	360	333,259
1.70%, 05/28/30 (Call 02/28/30)	297	251,497
1.75%, 08/18/31 (Call 05/18/31)(a)	200	166,044
2.63%, 04/01/30 (Call 01/01/30)	126	113,930
2.75%, 06/03/26	165	159,991
2.95%, 03/15/24 (Call 02/15/24)	80	79,215
3.00%, 12/15/26	433	421,274

Security	Par (000)	Value

Pharmaceuticals (continued)
3.20%, 09/15/23 (Call 08/15/23)	$176	$175,250
3.40%, 05/15/24	426	424,445
3.45%, 03/15/29 (Call 12/15/28)	167	161,182
3.60%, 09/15/28 (Call 06/15/28)	230	228,128
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	300	291,474
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	191	188,549
3.20%, 09/23/26 (Call 06/23/26)	680	649,822
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	460	385,098
4.40%, 11/26/23 (Call 10/26/23)	290	290,548
5.00%, 11/26/28 (Call 08/26/28)	360	364,619
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	394	370,336
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	240	218,978
2.30%, 06/22/27 (Call 04/22/27)	85	73,060
2.70%, 06/22/30 (Call 03/22/30)	265	208,998
Wyeth LLC, 6.45%, 02/01/24	35	36,282
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	105	88,197
3.00%, 09/12/27 (Call 06/12/27)	100	94,637
3.90%, 08/20/28 (Call 05/20/28)	148	144,198
4.50%, 11/13/25 (Call 08/13/25)	191	193,303

		32,733,320

Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	110	93,412
4.45%, 07/15/27 (Call 04/15/27)	45	43,209
4.80%, 05/03/29 (Call 02/03/29)	195	187,411
4.95%, 12/15/24 (Call 09/15/24)	120	120,898
5.95%, 06/01/26 (Call 03/01/26)	90	93,027
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	275	253,162
5.13%, 06/30/27 (Call 01/01/27)	327	326,670
5.88%, 03/31/25 (Call 10/02/24)	309	315,254
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	277	276,224
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	210	216,955
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	20	17,773
2.15%, 02/16/24	35	33,952
2.50%, 01/15/25 (Call 12/15/24)	30	28,747
2.50%, 02/14/25	50	47,913
3.13%, 11/15/29 (Call 08/15/29)	40	36,190
3.50%, 06/10/24 (Call 03/10/24)	320	315,994
3.70%, 07/15/27 (Call 04/15/27)	290	277,600
4.25%, 12/01/26 (Call 09/01/26)	216	212,833
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	285	270,271
3.75%, 05/15/30 (Call 02/15/30)	60	54,072
3.90%, 05/15/24 (Call 02/15/24)	185	182,436
3.90%, 07/15/26 (Call 04/15/26)	40	38,268
4.00%, 10/01/27 (Call 07/01/27)	165	156,613
4.05%, 03/15/25 (Call 12/15/24)	191	187,575
4.15%, 09/15/29 (Call 06/15/29)	125	114,771
4.20%, 04/15/27 (Call 01/15/27)	147	141,074
4.25%, 04/01/24 (Call 01/01/24)	287	285,017
4.40%, 03/15/27 (Call 12/15/26)	157	152,080
4.50%, 04/15/24 (Call 03/15/24)	222	221,509

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.75%, 01/15/26 (Call 10/15/25)	$245	$243,177
4.90%, 02/01/24 (Call 11/01/23)	70	70,132
4.95%, 05/15/28 (Call 02/15/28)	251	245,051
4.95%, 06/15/28 (Call 03/15/28)(a)	214	210,527
5.25%, 04/15/29 (Call 01/15/29)	301	297,087
5.50%, 06/01/27 (Call 03/01/27)	163	164,961
5.95%, 12/01/25 (Call 09/01/25)	94	96,133
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	147	146,760
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	245	215,713
3.13%, 07/31/29 (Call 04/30/29)	285	258,538
3.70%, 02/15/26 (Call 11/15/25)	195	192,514
3.75%, 02/15/25 (Call 11/15/24)	364	361,521
3.90%, 02/15/24 (Call 11/15/23)	175	174,379
3.95%, 02/15/27 (Call 11/15/26)	135	133,231
4.15%, 10/16/28 (Call 07/16/28)	120	117,731
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(b)	200	165,238
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(b)	100	87,425
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	204	203,092
4.15%, 02/01/24 (Call 11/01/23)	90	90,019
4.25%, 09/01/24 (Call 06/01/24)	135	134,851
4.30%, 05/01/24 (Call 02/01/24)	200	200,770
7.75%, 03/15/32	25	28,383
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)(a)	125	111,740
2.00%, 02/15/31 (Call 11/15/30)	257	204,366
4.30%, 06/01/25 (Call 03/01/25)	299	298,115
4.30%, 03/01/28 (Call 12/01/27)	310	302,951
4.80%, 02/01/33 (Call 11/01/32)	200	192,970
7.75%, 01/15/32	35	40,612
7.80%, 08/01/31	5	5,760
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	125	110,914
5.00%, 03/01/26 (Call 12/01/25)	135	136,725
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	311	281,474
2.65%, 08/15/30 (Call 05/15/30)	360	300,452
4.00%, 02/15/25 (Call 11/15/24)	90	88,688
4.00%, 03/15/28 (Call 12/15/27)	255	244,032
4.13%, 03/01/27 (Call 12/01/26)	300	290,385
4.25%, 12/01/27 (Call 09/01/27)	30	29,049
4.80%, 02/15/29 (Call 11/15/28)	50	48,920
4.88%, 12/01/24 (Call 09/01/24)	209	210,457
4.88%, 06/01/25 (Call 03/01/25)	295	296,481
4.95%, 09/01/32	150	145,335
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	25	24,089
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	140	130,675
2.75%, 09/01/24 (Call 08/01/24)	125	120,880
3.10%, 03/15/30 (Call 12/15/29)	95	82,040
3.40%, 09/01/29 (Call 06/01/29)	201	177,915
4.00%, 07/13/27 (Call 04/13/27)	126	120,494
4.35%, 03/15/29 (Call 12/15/28)	130	122,755
4.55%, 07/15/28 (Call 04/15/28)	165	160,024
5.85%, 01/15/26 (Call 12/15/25)	120	123,094
6.35%, 01/15/31 (Call 10/15/30)	50	52,266
7.50%, 09/01/23 (Call 06/01/23)	135	138,248

Security	Par (000)	Value

Pipelines (continued)
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	$127	$127,061
5.00%, 09/15/23 (Call 06/15/23)	115	115,581
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	100	87,668
3.60%, 11/01/24 (Call 08/01/24)	155	151,547
3.80%, 09/15/30 (Call 06/15/30)	95	84,182
3.85%, 10/15/23 (Call 07/15/23)	240	238,126
4.50%, 12/15/26 (Call 09/15/26)	171	166,662
4.65%, 10/15/25 (Call 07/15/25)	252	249,510
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	154	146,891
4.50%, 05/15/30 (Call 11/15/29)	382	365,731
5.00%, 03/15/27 (Call 09/15/26)	379	377,836
5.63%, 03/01/25 (Call 12/01/24)	505	514,555
5.75%, 05/15/24 (Call 02/15/24)	535	543,111
5.88%, 06/30/26 (Call 12/31/25)	285	293,205
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	271	258,054
3.50%, 03/15/25 (Call 12/15/24)	160	156,493
4.75%, 03/15/24 (Call 12/15/23)	55	55,290
Targa Resources Corp., 5.20%, 07/01/27 (Call 06/01/27)	110	109,913
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	110	96,810
4.88%, 02/01/31 (Call 02/01/26)	210	195,025
5.00%, 01/15/28 (Call 01/15/23)	130	126,624
5.50%, 03/01/30 (Call 03/01/25)	225	217,771
6.50%, 07/15/27 (Call 10/03/22)	100	102,854
6.88%, 01/15/29 (Call 01/15/24)	110	112,034
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	120	116,471
4.38%, 03/13/25 (Call 12/13/24)	115	114,698
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	10	10,675
7.00%, 10/15/28	115	123,850
Texas Eastern Transmission LP, 7.00%, 07/15/32	50	55,976
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	30	27,977
2.50%, 10/12/31 (Call 07/12/31)	123	101,325
3.75%, 10/16/23 (Call 07/16/23)	201	200,321
4.10%, 04/15/30 (Call 01/15/30)	260	247,068
4.25%, 05/15/28 (Call 02/15/28)	295	287,820
4.88%, 01/15/26 (Call 10/15/25)	110	110,975
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	180	160,735
4.00%, 03/15/28 (Call 12/15/27)	160	153,758
7.85%, 02/01/26 (Call 11/01/25)	205	224,051
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	40	39,512
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	305	254,721
3.50%, 11/15/30 (Call 08/15/30)	172	154,872
3.75%, 06/15/27 (Call 03/15/27)	289	279,047
3.90%, 01/15/25 (Call 10/15/24)	268	264,623
4.00%, 09/15/25 (Call 06/15/25)	80	78,872
4.30%, 03/04/24 (Call 12/04/23)	185	184,968
4.50%, 11/15/23 (Call 08/15/23)	35	35,105
4.55%, 06/24/24 (Call 03/24/24)	158	158,382
8.75%, 03/15/32	30	37,041

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Cos. Inc., 4.65%, 08/15/32	$110	$106,080

		21,551,506

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	15	14,862
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	165	132,261
4.88%, 03/01/26 (Call 12/01/25)	85	85,537
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	95	72,950

		305,610

Real Estate Investment Trusts — 1.6%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	30	25,287
2.90%, 10/01/30 (Call 07/01/30)	126	106,727
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	100	87,247
3.38%, 08/15/31 (Call 05/15/31)	75	66,766
3.45%, 04/30/25 (Call 02/28/25)	265	260,392
3.80%, 04/15/26 (Call 02/15/26)	184	179,893
3.95%, 01/15/27 (Call 10/15/26)	115	112,341
3.95%, 01/15/28 (Call 10/15/27)	100	96,257
4.30%, 01/15/26 (Call 10/15/25)	30	29,780
4.50%, 07/30/29 (Call 04/30/29)	55	53,445
4.70%, 07/01/30 (Call 04/01/30)	125	122,952
4.90%, 12/15/30 (Call 09/15/30)	115	114,353
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	80	66,955
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	35	27,994
4.25%, 02/15/28 (Call 11/15/27)	280	270,413
4.90%, 02/15/29 (Call 11/15/28)	60	58,585
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	90	81,692
1.45%, 09/15/26 (Call 08/15/26)	160	140,614
1.50%, 01/31/28 (Call 11/30/27)	185	155,233
1.60%, 04/15/26 (Call 03/15/26)	5	4,484
1.88%, 10/15/30 (Call 07/15/30)	365	288,011
2.10%, 06/15/30 (Call 03/15/30)	100	80,806
2.30%, 09/15/31 (Call 06/15/31)	255	202,501
2.40%, 03/15/25 (Call 02/15/25)	160	151,680
2.70%, 04/15/31 (Call 01/15/31)	50	41,484
2.75%, 01/15/27 (Call 11/15/26)	160	146,600
2.90%, 01/15/30 (Call 10/15/29)	43	37,058
2.95%, 01/15/25 (Call 12/15/24)	197	189,246
3.13%, 01/15/27 (Call 10/15/26)	208	193,819
3.38%, 05/15/24 (Call 04/15/24)	217	214,327
3.38%, 10/15/26 (Call 07/15/26)	226	213,536
3.55%, 07/15/27 (Call 04/15/27)	230	217,265
3.60%, 01/15/28 (Call 10/15/27)	125	116,302
3.65%, 03/15/27 (Call 02/15/27)	35	33,284
3.80%, 08/15/29 (Call 05/15/29)	204	188,088
3.95%, 03/15/29 (Call 12/15/28)	64	59,987
4.00%, 06/01/25 (Call 03/01/25)	190	186,895
4.05%, 03/15/32 (Call 12/15/31)	90	82,707
4.40%, 02/15/26 (Call 11/15/25)	186	184,395
5.00%, 02/15/24	125	126,280
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	205	176,470
2.05%, 01/15/32 (Call 10/15/31)(a)	230	189,138
2.30%, 03/01/30 (Call 12/01/29)	90	78,265
2.45%, 01/15/31 (Call 10/17/30)	120	103,832

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.95%, 05/11/26 (Call 02/11/26)	$35	$33,260
3.30%, 06/01/29 (Call 03/01/29)	30	27,839
3.35%, 05/15/27 (Call 02/15/27)	70	66,638
3.45%, 06/01/25 (Call 03/03/25)	101	99,315
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	160	127,272
2.75%, 10/01/26 (Call 07/01/26)	232	215,201
2.90%, 03/15/30 (Call 12/15/29)	197	167,712
3.13%, 09/01/23 (Call 06/01/23)	151	149,519
3.20%, 01/15/25 (Call 10/15/24)	185	180,373
3.25%, 01/30/31 (Call 10/30/30)	65	55,947
3.40%, 06/21/29 (Call 03/21/29)	210	187,885
3.65%, 02/01/26 (Call 11/03/25)	300	291,531
3.80%, 02/01/24 (Call 11/01/23)	204	202,539
4.50%, 12/01/28 (Call 09/01/28)	50	48,641
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	200	184,520
4.10%, 10/01/24 (Call 07/01/24)	145	142,400
4.55%, 10/01/29 (Call 07/01/29)	10	9,391
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	25	21,157
2.50%, 08/16/31 (Call 05/16/31)	125	96,799
3.65%, 06/15/24 (Call 04/15/24)	205	200,262
3.85%, 02/01/25 (Call 11/01/24)	100	97,383
3.90%, 03/15/27 (Call 12/15/26)	175	165,321
4.05%, 07/01/30 (Call 04/01/30)	55	48,936
4.13%, 06/15/26 (Call 03/15/26)	205	198,239
4.13%, 05/15/29 (Call 02/15/29)	170	154,827
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	120	94,423
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	215	190,421
3.15%, 07/01/29 (Call 04/01/29)	20	18,296
4.10%, 10/15/28 (Call 07/15/28)	173	168,952
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	120	94,873
2.75%, 04/15/31 (Call 01/15/31)	10	7,866
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	268	234,939
2.10%, 04/01/31 (Call 01/01/31)	395	314,531
2.25%, 01/15/31 (Call 10/15/30)	125	101,280
3.20%, 09/01/24 (Call 07/01/24)	287	282,419
3.30%, 07/01/30 (Call 04/01/30)	155	137,620
3.65%, 09/01/27 (Call 06/01/27)(a)	233	221,553
3.70%, 06/15/26 (Call 03/15/26)	143	138,516
3.80%, 02/15/28 (Call 11/15/27)	224	211,483
4.00%, 03/01/27 (Call 12/01/26)	134	130,244
4.45%, 02/15/26 (Call 11/15/25)	314	312,446
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	170	155,902
2.50%, 07/15/31 (Call 04/15/31)	5	4,108
2.90%, 03/15/27 (Call 02/15/27)	145	134,276
3.10%, 11/15/29 (Call 08/15/29)	110	97,193
4.30%, 02/15/29 (Call 11/15/28)	65	62,445
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	25	19,766
2.25%, 12/15/28 (Call 10/15/28)	100	84,536
3.00%, 02/15/30 (Call 11/15/29)	35	30,576
3.13%, 09/01/26 (Call 06/01/26)	180	169,454
4.00%, 11/15/25 (Call 08/15/25)	140	136,289

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.38%, 02/15/29 (Call 11/15/28)(a)	$140	$134,744
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	171	157,467
3.70%, 08/15/27 (Call 05/15/27)	251	239,630
4.45%, 07/15/28 (Call 04/15/28)	196	191,662
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	90	73,522
1.75%, 02/01/31 (Call 11/01/30)	130	104,724
2.25%, 01/15/32 (Call 10/15/31)(a)	80	66,486
2.88%, 11/15/29 (Call 08/15/29)	75	66,919
3.38%, 12/15/27 (Call 09/15/27)	155	146,373
4.00%, 09/15/28 (Call 06/15/28)	110	106,586
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	100	83,933
4.50%, 04/01/25 (Call 01/01/25)	100	96,551
4.50%, 06/01/27 (Call 03/01/27)	100	91,041
4.75%, 12/15/26 (Call 09/15/26)	100	93,336
4.95%, 04/15/28 (Call 01/15/28)	100	91,393
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	270	243,508
1.25%, 07/15/25 (Call 06/15/25)(a)	45	41,188
1.45%, 05/15/26 (Call 04/15/26)	285	254,856
1.55%, 03/15/28 (Call 01/15/28)	225	190,768
1.80%, 07/15/27 (Call 05/15/27)	60	52,472
2.00%, 05/15/28 (Call 03/15/28)	160	137,534
2.15%, 07/15/30 (Call 04/15/30)	90	73,421
2.50%, 05/15/31 (Call 02/15/31)	85	69,869
2.63%, 11/18/24 (Call 10/18/24)	40	38,540
2.90%, 11/18/26 (Call 09/18/26)	236	220,330
3.20%, 11/18/29 (Call 08/18/29)(a)	318	284,791
3.90%, 04/15/32 (Call 01/15/32)	150	136,153
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	100	80,994
2.50%, 02/15/30 (Call 11/15/29)	20	17,408
2.85%, 11/01/26 (Call 08/01/26)	94	89,260
3.00%, 07/01/29 (Call 04/01/29)	193	174,744
3.25%, 08/01/27 (Call 05/01/27)	135	127,159
3.50%, 03/01/28 (Call 12/01/27)	35	32,983
4.15%, 12/01/28 (Call 09/01/28)	94	90,803
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	114	88,433
1.70%, 03/01/28 (Call 01/01/28)	25	21,283
2.55%, 06/15/31 (Call 03/15/31)	185	153,674
3.00%, 01/15/30 (Call 10/15/29)	30	26,241
3.38%, 04/15/26 (Call 01/15/26)	135	129,636
3.50%, 04/01/25 (Call 01/01/25)	145	142,077
3.63%, 05/01/27 (Call 02/01/27)	30	28,720
4.00%, 03/01/29 (Call 12/01/28)	45	42,487
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	15	11,796
2.55%, 06/01/31 (Call 03/01/31)	135	110,300
3.90%, 04/01/29 (Call 02/01/29)	80	74,366
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	50	44,936
3.20%, 06/15/29 (Call 03/15/29)	115	102,733
3.50%, 06/01/30 (Call 03/01/30)	100	89,558
Federal Realty OP LP, 3.25%, 07/15/27 (Call 04/15/27)	95	89,514
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	180	145,690
3.35%, 09/01/24 (Call 08/01/24)	10	9,516

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 01/15/30 (Call 10/15/29)	$165	$144,624
4.00%, 01/15/31 (Call 10/15/30)	50	43,526
5.25%, 06/01/25 (Call 03/01/25)	74	72,993
5.30%, 01/15/29 (Call 10/15/28)	180	174,411
5.38%, 11/01/23 (Call 08/01/23)	230	229,128
5.38%, 04/15/26 (Call 01/15/26)	115	113,249
5.75%, 06/01/28 (Call 03/03/28)	101	100,155
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	127	98,886
2.05%, 03/15/31 (Call 12/15/30)	65	50,120
2.40%, 03/15/30 (Call 12/15/29)	20	16,010
3.50%, 08/01/26 (Call 05/01/26)	225	214,573
3.63%, 01/15/28 (Call 10/15/27)	85	77,904
3.75%, 07/01/27 (Call 04/01/27)	159	152,214
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	95	81,687
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	225	194,168
2.88%, 01/15/31 (Call 10/15/30)(a)	15	12,950
3.00%, 01/15/30 (Call 10/15/29)	340	300,829
3.25%, 07/15/26 (Call 05/15/26)	20	19,201
3.40%, 02/01/25 (Call 11/01/24)	22	21,505
3.50%, 07/15/29 (Call 04/15/29)	65	59,851
4.00%, 06/01/25 (Call 03/01/25)	278	274,747
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	15	11,932
3.05%, 02/15/30 (Call 11/15/29)	30	25,568
3.88%, 03/01/27 (Call 12/01/26)	25	23,807
4.13%, 03/15/28 (Call 12/15/27)	15	14,164
4.20%, 04/15/29 (Call 01/15/29)	140	129,077
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	25	24,665
Series E, 4.00%, 06/15/25 (Call 03/15/25)	160	155,416
Series F, 4.50%, 02/01/26 (Call 11/01/25)	60	58,660
Series H, 3.38%, 12/15/29 (Call 09/15/29)	30	25,574
Series I, 3.50%, 09/15/30 (Call 06/15/30)	135	114,117
Series J, 2.90%, 12/15/31 (Call 09/15/31)	125	97,360
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	40	33,841
3.95%, 11/01/27 (Call 08/01/27)	45	42,181
4.65%, 04/01/29 (Call 01/01/29)	220	206,747
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	35	26,529
2.30%, 11/15/28 (Call 09/15/28)	180	150,239
4.15%, 04/15/32 (Call 01/15/32)	160	143,130
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)	50	42,326
3.45%, 12/15/24 (Call 09/15/24)	215	210,126
4.25%, 08/15/29 (Call 05/15/29)	60	55,755
4.38%, 10/01/25 (Call 07/01/25)	70	68,978
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	100	85,818
2.25%, 12/01/31 (Call 09/01/31)	100	80,202
2.70%, 03/01/24 (Call 01/01/24)	195	190,942
2.70%, 10/01/30 (Call 07/01/30)	60	50,971
2.80%, 10/01/26 (Call 07/01/26)	166	155,728
3.30%, 02/01/25 (Call 12/01/24)	160	156,171
3.80%, 04/01/27 (Call 01/01/27)	100	95,950
4.60%, 02/01/33	45	43,512
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	5	4,755

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	$55	$50,318
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	20	16,074
2.40%, 10/15/31 (Call 07/15/31)	105	83,924
3.88%, 12/15/27 (Call 09/15/27)	35	33,049
4.00%, 06/15/29 (Call 03/15/29)	100	93,089
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	140	134,582
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	55	41,968
2.70%, 09/15/30 (Call 06/15/30)(a)	20	16,165
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	110	96,228
1.70%, 02/15/31 (Call 11/15/30)(a)	90	71,637
3.60%, 06/01/27 (Call 03/01/27)(a)	133	127,297
3.95%, 03/15/29 (Call 12/15/28)	150	143,071
4.00%, 11/15/25 (Call 08/15/25)	10	9,810
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	120	90,869
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	5	4,223
3.50%, 10/15/27 (Call 07/15/27)	180	167,033
3.90%, 06/15/24 (Call 03/15/24)	25	24,789
4.00%, 11/15/25 (Call 08/15/25)	55	53,956
4.30%, 10/15/28 (Call 07/15/28)	102	97,526
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	70	53,126
2.65%, 06/15/26 (Call 05/15/26)	60	48,307
3.45%, 10/15/31 (Call 07/15/31)	110	72,967
4.25%, 05/15/24 (Call 02/15/24)	10	9,518
4.50%, 02/01/25 (Call 11/01/24)	210	196,925
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	5	4,072
3.63%, 10/01/29 (Call 07/01/29)	200	170,666
4.50%, 01/15/25 (Call 10/15/24)	105	103,996
4.50%, 04/01/27 (Call 01/01/27)	175	167,344
4.75%, 01/15/28 (Call 10/15/27)	174	166,179
4.95%, 04/01/24 (Call 01/01/24)	150	150,277
5.25%, 01/15/26 (Call 10/15/25)	35	34,722
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	100	76,548
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	105	84,762
3.95%, 01/15/28 (Call 10/15/27)	90	84,930
4.30%, 03/15/27 (Call 12/15/26)	135	131,053
Piedmont Operating Partnership LP
3.15%, 08/15/30 (Call 05/15/30)	15	12,362
4.45%, 03/15/24 (Call 12/15/23)	105	104,871
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	235	188,016
1.63%, 03/15/31 (Call 12/15/30)	25	20,397
2.13%, 04/15/27 (Call 02/15/27)	161	148,305
2.25%, 04/15/30 (Call 01/15/30)	200	173,372
3.25%, 10/01/26 (Call 07/01/26)	47	45,213
3.88%, 09/15/28 (Call 06/15/28)	80	77,535
4.38%, 02/01/29 (Call 11/01/28)	55	54,328
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	50	45,057
1.85%, 05/01/28 (Call 03/01/28)	155	137,144
1.95%, 11/09/28 (Call 09/09/28)	145	127,219
2.25%, 11/09/31 (Call 08/09/31)	145	121,571

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.30%, 05/01/31 (Call 02/01/31)	$155	$131,987
3.09%, 09/15/27 (Call 06/15/27)	130	123,990
3.39%, 05/01/29 (Call 02/01/29)	126	118,758
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	132	108,530
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	100	87,999
2.20%, 06/15/28 (Call 04/15/28)	50	43,892
3.00%, 01/15/27 (Call 10/15/26)	190	178,974
3.10%, 12/15/29 (Call 09/15/29)	130	118,200
3.25%, 06/15/29 (Call 03/15/29)	15	13,821
3.25%, 01/15/31 (Call 10/15/30)	199	178,666
3.40%, 01/15/28 (Call 11/15/27)	15	14,071
3.65%, 01/15/28 (Call 10/15/27)	170	162,981
3.88%, 07/15/24 (Call 04/15/24)	125	124,504
3.88%, 04/15/25 (Call 02/15/25)	105	104,111
3.95%, 08/15/27 (Call 05/15/27)	15	14,671
4.13%, 10/15/26 (Call 07/15/26)	10	9,900
4.60%, 02/06/24 (Call 11/06/23)	216	217,521
4.63%, 11/01/25 (Call 09/01/25)	155	156,689
4.88%, 06/01/26 (Call 03/01/26)	120	121,858
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	235	204,842
3.60%, 02/01/27 (Call 11/01/26)	186	177,998
3.70%, 06/15/30 (Call 03/15/30)(a)	45	40,787
4.13%, 03/15/28 (Call 12/15/27)	15	14,436
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	110	87,732
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	135	107,240
3.90%, 10/15/29 (Call 07/15/29)	120	105,420
5.13%, 08/15/26 (Call 05/15/26)	130	125,976
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	100	80,299
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	215	189,735
1.75%, 02/01/28 (Call 11/01/27)	70	60,610
2.00%, 09/13/24 (Call 06/13/24)	273	262,798
2.20%, 02/01/31 (Call 11/01/30)(a)	180	147,424
2.25%, 01/15/32 (Call 10/15/31)	120	96,281
2.45%, 09/13/29 (Call 06/13/29)	120	103,476
2.65%, 07/15/30 (Call 04/15/30)	55	47,347
2.65%, 02/01/32 (Call 12/01/31)	130	108,286
3.25%, 11/30/26 (Call 08/30/26)	255	244,943
3.30%, 01/15/26 (Call 10/15/25)	246	238,652
3.38%, 10/01/24 (Call 07/01/24)	193	190,759
3.38%, 06/15/27 (Call 03/15/27)	155	148,045
3.38%, 12/01/27 (Call 09/01/27)	187	176,795
3.50%, 09/01/25 (Call 06/01/25)	235	231,827
3.75%, 02/01/24 (Call 11/01/23)	125	124,460
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	120	115,364
4.25%, 02/01/26 (Call 11/01/25)	50	48,669
4.70%, 06/01/27 (Call 03/01/27)	50	48,251
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	125	104,342
2.70%, 02/15/32 (Call 11/15/31)	30	23,258
3.20%, 01/15/27 (Call 11/15/26)	148	135,583
3.20%, 02/15/31 (Call 11/15/30)	20	16,615
3.40%, 01/15/30 (Call 10/15/29)	140	120,588
4.00%, 07/15/29 (Call 04/15/29)	5	4,537

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.45%, 09/15/26 (Call 06/15/26)	$206	$201,680
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	100	79,132
2.75%, 11/18/30 (Call 08/18/30)	20	16,239
4.63%, 03/15/29 (Call 12/15/28)	185	179,128
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	75	63,379
2.70%, 07/15/31 (Call 04/15/31)	205	164,476
4.20%, 04/15/32 (Call 01/15/32)	60	53,608
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	30	22,774
3.13%, 09/01/26 (Call 06/01/26)	212	196,882
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	59	55,104
3.00%, 08/15/31 (Call 05/15/31)	5	4,267
3.20%, 01/15/30 (Call 10/15/29)	65	57,496
3.50%, 07/01/27 (Call 04/01/27)	120	113,581
3.50%, 01/15/28 (Call 10/15/27)	130	120,769
4.40%, 01/26/29 (Call 10/26/28)	105	101,201
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)(a)	105	85,810
2.65%, 01/15/25 (Call 12/15/24)	20	19,143
3.00%, 01/15/30 (Call 10/15/29)	110	95,853
3.25%, 10/15/26 (Call 07/15/26)	85	80,237
3.50%, 04/15/24 (Call 03/15/24)	281	277,091
3.50%, 02/01/25 (Call 11/01/24)	127	123,849
3.75%, 05/01/24 (Call 02/01/24)	82	81,109
3.85%, 04/01/27 (Call 01/01/27)	85	81,540
4.00%, 03/01/28 (Call 12/01/27)	35	33,348
4.13%, 01/15/26 (Call 10/15/25)	195	191,190
4.40%, 01/15/29 (Call 10/15/28)	156	150,371
4.75%, 11/15/30 (Call 08/15/30)	80	77,549
VICI Properties LP
4.38%, 05/15/25	25	24,460
4.75%, 02/15/28 (Call 01/15/28)	115	110,509
4.95%, 02/15/30 (Call 12/15/29)	165	157,544
5.13%, 05/15/32 (Call 02/15/32)	290	276,355
Vornado Realty LP
3.40%, 06/01/31 (Call 03/01/31)	20	16,238
3.50%, 01/15/25 (Call 11/15/24)	190	181,716
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	60	50,631
2.70%, 02/15/27 (Call 12/15/26)	105	97,436
2.75%, 01/15/31 (Call 10/15/30)	65	54,618
2.75%, 01/15/32 (Call 10/15/31)	195	161,316
2.80%, 06/01/31 (Call 03/01/31)	190	160,575
3.10%, 01/15/30 (Call 10/15/29)	8	7,043
3.63%, 03/15/24 (Call 02/15/24)	214	212,142
3.85%, 06/15/32 (Call 03/15/32)	50	45,493
4.00%, 06/01/25 (Call 03/01/25)	356	351,778
4.13%, 03/15/29 (Call 12/15/28)	50	47,482
4.25%, 04/01/26 (Call 01/01/26)	150	148,570
4.25%, 04/15/28 (Call 01/15/28)	165	160,514
4.50%, 01/15/24 (Call 10/15/23)	119	119,315
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	60	56,797
4.00%, 04/15/30 (Call 01/15/30)	412	388,351
7.38%, 03/15/32	10	11,546
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)	25	20,335

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.45%, 02/01/32 (Call 11/01/31)	$75	$59,785
3.85%, 07/15/29 (Call 04/15/29)	15	13,907
4.00%, 02/01/25 (Call 11/01/24)	145	143,437
4.25%, 10/01/26 (Call 07/01/26)	110	107,391
4.60%, 04/01/24 (Call 01/01/24)	140	140,769

		38,863,527

Retail — 0.8%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	50	42,627
3.50%, 03/15/32 (Call 12/15/31)	65	55,218
3.90%, 04/15/30 (Call 01/15/30)	115	103,973
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	50	41,093
2.40%, 08/01/31 (Call 05/01/31)	150	115,044
3.50%, 11/15/24 (Call 09/15/24)	138	134,663
3.80%, 11/15/27 (Call 08/15/27)	115	105,832
3.85%, 03/01/32 (Call 12/01/31)	60	51,568
4.50%, 10/01/25 (Call 07/01/25)	75	74,642
4.75%, 06/01/30 (Call 03/01/30)	120	112,398
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	30	23,607
3.13%, 04/18/24 (Call 03/18/24)	100	98,388
3.13%, 04/21/26 (Call 01/21/26)	210	201,516
3.25%, 04/15/25 (Call 01/15/25)	160	155,534
3.63%, 04/15/25 (Call 03/15/25)	142	139,704
3.75%, 06/01/27 (Call 03/01/27)	115	112,013
3.75%, 04/18/29 (Call 01/18/29)	189	178,138
4.00%, 04/15/30 (Call 01/15/30)	105	99,709
4.75%, 08/01/32 (Call 05/01/32)	70	69,403
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	155	124,036
4.45%, 10/01/28 (Call 07/01/28)(a)	145	142,309
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	335	300,863
1.60%, 04/20/30 (Call 01/20/30)	57	48,117
1.75%, 04/20/32 (Call 01/20/32)	50	41,154
2.75%, 05/18/24 (Call 03/18/24)	235	232,319
3.00%, 05/18/27 (Call 02/18/27)	415	403,405
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	214	206,585
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	110	86,981
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	244	225,066
3.88%, 04/15/27 (Call 01/15/27)(a)	143	140,443
4.13%, 05/01/28 (Call 02/01/28)	150	147,552
4.15%, 11/01/25 (Call 08/01/25)	91	90,628
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	100	83,315
4.00%, 05/15/25 (Call 03/15/25)	291	288,081
4.20%, 05/15/28 (Call 02/15/28)	270	263,177
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	30	23,727
2.75%, 02/01/32 (Call 11/01/31)	15	12,448
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	165	140,466
1.38%, 03/15/31 (Call 12/15/30)	250	200,573
1.50%, 09/15/28 (Call 07/15/28)	110	95,668
1.88%, 09/15/31 (Call 06/15/31)	145	119,806
2.13%, 09/15/26 (Call 06/15/26)	208	194,954
2.50%, 04/15/27 (Call 02/15/27)(a)	148	139,702

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.70%, 04/15/25 (Call 03/15/25)	$70	$68,345
2.70%, 04/15/30 (Call 01/15/30)	357	321,825
2.80%, 09/14/27 (Call 06/14/27)	238	226,098
2.88%, 04/15/27 (Call 03/15/27)	95	91,294
2.95%, 06/15/29 (Call 03/15/29)	318	295,730
3.00%, 04/01/26 (Call 01/01/26)	166	161,417
3.25%, 04/15/32 (Call 01/15/32)(a)	250	231,150
3.35%, 09/15/25 (Call 06/15/25)	156	154,423
3.75%, 02/15/24 (Call 11/15/23)	164	164,284
3.90%, 12/06/28 (Call 09/06/28)	262	259,618
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	240	203,678
1.70%, 09/15/28 (Call 07/15/28)	230	197,494
1.70%, 10/15/30 (Call 07/15/30)	195	156,365
2.50%, 04/15/26 (Call 01/15/26)	283	269,303
2.63%, 04/01/31 (Call 01/01/31)	300	257,256
3.10%, 05/03/27 (Call 02/03/27)	359	341,448
3.13%, 09/15/24 (Call 06/15/24)	5	4,921
3.35%, 04/01/27 (Call 03/01/27)	145	139,715
3.38%, 09/15/25 (Call 06/15/25)	196	192,025
3.65%, 04/05/29 (Call 01/05/29)	60	56,768
3.75%, 04/01/32 (Call 01/01/32)	295	272,813
3.88%, 09/15/23 (Call 06/15/23)	45	45,022
4.00%, 04/15/25 (Call 03/15/25)	90	89,977
4.50%, 04/15/30 (Call 01/15/30)	373	369,277
6.50%, 03/15/29	40	43,962
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	130	120,943
2.13%, 03/01/30 (Call 12/01/29)	22	18,899
2.63%, 09/01/29 (Call 06/01/29)	314	282,324
3.25%, 06/10/24	213	211,217
3.30%, 07/01/25 (Call 06/01/25)	129	126,632
3.38%, 05/26/25 (Call 02/26/25)	110	108,041
3.50%, 03/01/27 (Call 12/01/26)	266	260,393
3.50%, 07/01/27 (Call 05/01/27)	110	106,707
3.60%, 07/01/30 (Call 04/01/30)	252	239,246
3.70%, 01/30/26 (Call 10/30/25)	351	347,683
3.80%, 04/01/28 (Call 01/01/28)	195	191,289
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	80	63,582
3.55%, 03/15/26 (Call 12/15/25)	142	138,326
3.60%, 09/01/27 (Call 06/01/27)	127	122,352
3.90%, 06/01/29 (Call 03/01/29)	134	126,899
4.20%, 04/01/30 (Call 01/01/30)	60	57,690
4.35%, 06/01/28 (Call 03/01/28)	120	118,658
4.70%, 06/15/32 (Call 03/15/32)	200	198,036
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	15	13,245
1.88%, 04/15/31 (Call 01/15/31)	45	35,771
4.60%, 04/15/25 (Call 03/15/25)	145	145,771
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	65	59,258
2.25%, 03/12/30 (Call 12/12/29)	342	290,604
2.45%, 06/15/26 (Call 03/15/26)	185	175,363
2.55%, 11/15/30 (Call 08/15/30)	100	85,710
3.00%, 02/14/32 (Call 11/14/31)	210	183,708
3.50%, 03/01/28 (Call 12/01/27)	100	96,233
3.55%, 08/15/29 (Call 05/15/29)	256	241,088
3.80%, 08/15/25 (Call 06/15/25)	324	322,001
3.85%, 10/01/23 (Call 07/01/23)	259	258,915

Security	Par (000)	Value

Retail (continued)
4.00%, 11/15/28 (Call 08/15/28)	$20	$19,628
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	210	195,355
2.25%, 04/15/25 (Call 03/15/25)	304	292,074
2.35%, 02/15/30 (Call 11/15/29)	241	212,186
2.50%, 04/15/26	248	237,906
3.38%, 04/15/29 (Call 01/15/29)	189	181,555
3.50%, 07/01/24	282	281,459
TJX Companies Inc. (The)
1.60%, 05/15/31 (Call 02/15/31)	10	8,035
2.25%, 09/15/26 (Call 06/15/26)	385	362,720
3.88%, 04/15/30 (Call 01/15/30)	295	286,775
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	175	138,327
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)(a)	141	136,559
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	117	105,280
2.85%, 07/08/24 (Call 06/08/24)	20	19,707
3.05%, 07/08/26 (Call 05/08/26)	160	157,950
3.25%, 07/08/29 (Call 04/08/29)	190	182,366
3.30%, 04/22/24 (Call 01/22/24)	329	327,697
3.55%, 06/26/25 (Call 04/26/25)(a)	120	119,904
3.70%, 06/26/28 (Call 03/26/28)	205	202,175
5.88%, 04/05/27(a)	15	16,367
7.55%, 02/15/30	25	30,637

		18,541,899

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(b)	30	29,888

Semiconductors — 0.7%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	240	232,090
Altera Corp., 4.10%, 11/15/23	135	135,690
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	30	26,287
2.10%, 10/01/31 (Call 07/01/31)	175	148,599
2.95%, 04/01/25 (Call 03/01/25)	20	19,548
3.50%, 12/05/26 (Call 09/05/26)	255	250,492
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	220	184,719
3.30%, 04/01/27 (Call 01/01/27)(a)	267	261,182
3.90%, 10/01/25 (Call 07/01/25)	237	237,493
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	194	189,466
3.50%, 01/15/28 (Call 10/15/27)	90	83,225
3.63%, 01/15/24 (Call 11/15/23)	10	9,926
3.88%, 01/15/27 (Call 10/15/26)	486	467,289
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(d)	150	128,641
2.45%, 02/15/31 (Call 11/15/30)(d)	465	371,065
3.15%, 11/15/25 (Call 10/15/25)	190	183,074
3.46%, 09/15/26 (Call 07/15/26)	30	28,768
3.63%, 10/15/24 (Call 09/15/24)	30	29,669
4.00%, 04/15/29 (Call 02/15/29)(d)	230	213,212
4.11%, 09/15/28 (Call 06/15/28)	155	147,524
4.15%, 11/15/30 (Call 08/15/30)	345	314,626
4.15%, 04/15/32 (Call 01/15/32)(d)	195	174,615
4.75%, 04/15/29 (Call 01/15/29)	391	384,361
5.00%, 04/15/30 (Call 01/15/30)	211	206,246

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	$90	$78,020
2.00%, 08/12/31 (Call 05/12/31)	160	131,952
2.45%, 11/15/29 (Call 08/15/29)	226	198,426
2.60%, 05/19/26 (Call 02/19/26)	215	205,916
2.88%, 05/11/24 (Call 03/11/24)	379	374,024
3.15%, 05/11/27 (Call 02/11/27)	194	187,130
3.40%, 03/25/25 (Call 02/25/25)	373	368,468
3.70%, 07/29/25 (Call 04/29/25)	500	497,710
3.75%, 03/25/27 (Call 01/25/27)	261	257,743
3.75%, 08/05/27	50	49,103
3.90%, 03/25/30 (Call 12/25/29)	594	574,416
4.00%, 08/05/29	50	48,624
4.15%, 08/05/32	200	193,494
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	239	237,614
4.65%, 11/01/24 (Call 08/01/24)	80	81,214
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	130	109,240
3.75%, 03/15/26 (Call 01/15/26)	212	211,247
3.80%, 03/15/25 (Call 12/15/24)	240	238,896
4.00%, 03/15/29 (Call 12/15/28)	270	265,321
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(a)	90	80,979
2.45%, 04/15/28 (Call 02/15/28)	160	138,957
2.95%, 04/15/31 (Call 01/15/31)	145	119,409
4.88%, 06/22/28 (Call 03/22/28)	190	186,398
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	145	139,007
Microchip Technology Inc., 4.25%, 09/01/25 (Call 10/03/22)	215	213,566
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	15	11,672
4.19%, 02/15/27 (Call 12/15/26)	223	217,249
4.66%, 02/15/30 (Call 11/15/29)	275	258,830
4.98%, 02/06/26 (Call 12/06/25)	123	123,176
5.33%, 02/06/29 (Call 11/06/28)	130	128,278
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	180	170,651
1.55%, 06/15/28 (Call 04/15/28)	360	313,736
2.00%, 06/15/31 (Call 03/15/31)(a)	260	219,565
2.85%, 04/01/30 (Call 01/01/30)	304	274,670
3.20%, 09/16/26 (Call 06/16/26)(a)	200	196,878
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	289	290,416
5.35%, 03/01/26 (Call 01/01/26)	90	91,569
5.55%, 12/01/28 (Call 09/01/28)	118	120,250
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	255	205,849
2.65%, 02/15/32 (Call 11/15/31)	35	28,262
2.70%, 05/01/25 (Call 04/01/25)	75	71,199
3.15%, 05/01/27 (Call 03/01/27)	25	23,284
3.40%, 05/01/30 (Call 02/01/30)	140	123,935
3.88%, 06/18/26 (Call 04/18/26)	115	111,240
4.30%, 06/18/29 (Call 03/18/29)	310	292,832
4.40%, 06/01/27 (Call 05/01/27)	40	38,809
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(d)	15	14,016
4.38%, 10/15/29 (Call 10/15/24)	135	120,174
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	278	239,972

Security	Par (000)	Value

Semiconductors (continued)
1.65%, 05/20/32 (Call 02/20/32)	$50	$40,167
2.15%, 05/20/30 (Call 02/20/30)	300	262,584
2.90%, 05/20/24 (Call 03/20/24)	90	88,619
3.25%, 05/20/27 (Call 02/20/27)	513	500,760
3.45%, 05/20/25 (Call 02/20/25)	15	14,833
4.25%, 05/20/32 (Call 02/20/32)	120	121,099
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	95	84,630
3.00%, 06/01/31 (Call 03/01/31)	135	109,994
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	65	58,981
1.38%, 03/12/25 (Call 02/12/25)	355	334,694
1.75%, 05/04/30 (Call 02/04/30)	55	46,814
1.90%, 09/15/31 (Call 06/15/31)	240	202,176
2.25%, 09/04/29 (Call 06/04/29)	95	84,675
2.63%, 05/15/24 (Call 03/15/24)	75	73,748
2.90%, 11/03/27 (Call 08/03/27)	181	172,555
3.65%, 08/16/32	70	67,638
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	230	194,697
4.25%, 04/22/32 (Call 01/22/32)	265	260,945
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	227	198,300
2.95%, 06/01/24 (Call 04/01/24)	353	349,442

		16,568,544

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	135	125,512
3.84%, 05/01/25 (Call 04/01/25)	170	166,335
4.20%, 05/01/30 (Call 02/01/30)	155	144,355

		436,202

Software — 0.8%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	110	86,834
3.40%, 09/15/26 (Call 06/15/26)	331	322,934
3.40%, 06/15/27 (Call 03/15/27)	135	130,124
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	155	148,577
2.15%, 02/01/27 (Call 12/01/26)	285	266,814
2.30%, 02/01/30 (Call 11/01/29)	282	249,657
3.25%, 02/01/25 (Call 11/01/24)	240	237,588
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	125	103,246
2.85%, 01/15/30 (Call 10/15/29)	183	162,321
3.50%, 06/15/27 (Call 03/15/27)	175	168,383
4.38%, 06/15/25 (Call 03/15/25)	170	171,068
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	230	193,543
2.90%, 12/01/29 (Call 09/01/29)	137	120,596
3.40%, 06/27/26 (Call 03/27/26)	140	135,338
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	50	49,016
3.30%, 03/01/30 (Call 12/01/29)	145	142,373
4.50%, 12/01/27 (Call 09/01/27)	189	188,493
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	95	77,727
4.80%, 03/01/26 (Call 12/01/25)	249	253,258
Fidelity National Information Services Inc.
0.60%, 03/01/24	65	61,621
1.15%, 03/01/26 (Call 02/01/26)	350	310,387

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
1.65%, 03/01/28 (Call 01/01/28)	$190	$162,427
2.25%, 03/01/31 (Call 12/01/30)	260	211,273
3.75%, 05/21/29 (Call 02/21/29)	50	46,979
4.50%, 07/15/25	5	5,013
4.70%, 07/15/27 (Call 06/15/27)	130	129,788
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	216	194,240
2.65%, 06/01/30 (Call 03/01/30)	207	176,977
2.75%, 07/01/24 (Call 06/01/24)	514	501,309
3.20%, 07/01/26 (Call 05/01/26)	410	390,209
3.50%, 07/01/29 (Call 04/01/29)	414	378,379
3.80%, 10/01/23 (Call 09/01/23)	178	177,664
3.85%, 06/01/25 (Call 03/01/25)	368	362,193
4.20%, 10/01/28 (Call 07/01/28)	125	121,224
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	205	188,643
1.35%, 07/15/27 (Call 05/15/27)	165	144,989
1.65%, 07/15/30 (Call 04/15/30)	165	135,932
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	674	644,007
2.70%, 02/12/25 (Call 11/12/24)	609	598,781
2.88%, 02/06/24 (Call 12/06/23)	95	94,049
3.13%, 11/03/25 (Call 08/03/25)	626	615,871
3.30%, 02/06/27 (Call 11/06/26)	733	720,913
3.63%, 12/15/23 (Call 09/15/23)	508	509,097
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	365	329,241
2.30%, 03/25/28 (Call 01/25/28)	490	426,300
2.40%, 09/15/23 (Call 07/15/23)	438	430,309
2.50%, 04/01/25 (Call 03/01/25)	523	496,411
2.65%, 07/15/26 (Call 04/15/26)	580	535,015
2.80%, 04/01/27 (Call 02/01/27)	591	541,427
2.88%, 03/25/31 (Call 12/25/30)	570	472,581
2.95%, 11/15/24 (Call 09/15/24)	382	371,354
2.95%, 05/15/25 (Call 02/15/25)(a)	523	501,583
2.95%, 04/01/30 (Call 01/01/30)	505	430,437
3.25%, 11/15/27 (Call 08/15/27)	533	492,865
3.25%, 05/15/30 (Call 02/15/30)	150	130,432
3.40%, 07/08/24 (Call 04/08/24)(a)	538	530,403
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	120	108,588
1.40%, 09/15/27 (Call 07/15/27)	120	102,779
1.75%, 02/15/31 (Call 11/15/30)	225	176,609
2.00%, 06/30/30 (Call 03/30/30)(a)	10	8,145
2.35%, 09/15/24 (Call 08/15/24)	125	120,563
2.95%, 09/15/29 (Call 06/15/29)	236	208,001
3.65%, 09/15/23 (Call 08/15/23)	115	114,548
3.80%, 12/15/26 (Call 09/15/26)	150	146,803
3.85%, 12/15/25 (Call 09/15/25)	10	9,817
4.20%, 09/15/28 (Call 06/15/28)	265	258,645
salesforce.com Inc.
0.63%, 07/15/24 (Call 10/03/22)	40	37,866
1.50%, 07/15/28 (Call 05/15/28)	135	118,391
1.95%, 07/15/31 (Call 04/15/31)(a)	150	126,574
3.70%, 04/11/28 (Call 01/11/28)	342	338,262
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	373	292,909
Take-Two Interactive Software Inc.
3.30%, 03/28/24	110	108,415
3.55%, 04/14/25	150	146,977
3.70%, 04/14/27 (Call 03/14/27)	121	116,500

Security	Par (000)	Value

Software (continued)
4.00%, 04/14/32 (Call 01/14/32)	$110	$101,427
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	25	22,059
1.80%, 08/15/28 (Call 06/15/28)	15	12,486
2.20%, 08/15/31 (Call 05/15/31)	280	218,571
3.90%, 08/21/27 (Call 05/21/27)	349	333,215
4.50%, 05/15/25 (Call 04/15/25)	61	60,938
4.65%, 05/15/27 (Call 03/15/27)	68	67,442
4.70%, 05/15/30 (Call 02/15/30)	55	52,193
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	70	66,842
3.70%, 04/01/29 (Call 02/01/29)	80	75,038
3.80%, 04/01/32 (Call 01/01/32)(a)	110	100,449

		19,429,265

Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	210	185,930
3.63%, 04/22/29 (Call 01/22/29)	60	56,741
4.70%, 07/21/32 (Call 04/21/32)	215	214,708
AT&T Inc.
0.90%, 03/25/24 (Call 09/12/22)	35	33,489
1.65%, 02/01/28 (Call 12/01/27)	485	416,688
1.70%, 03/25/26 (Call 03/25/23)	510	466,915
2.25%, 02/01/32 (Call 11/01/31)	140	113,301
2.30%, 06/01/27 (Call 04/01/27)	565	513,918
2.75%, 06/01/31 (Call 03/01/31)	590	504,751
2.95%, 07/15/26 (Call 04/15/26)	220	209,022
3.80%, 02/15/27 (Call 11/15/26)	307	299,310
3.88%, 01/15/26 (Call 10/15/25)	330	326,456
4.10%, 02/15/28 (Call 11/15/27)	380	370,147
4.25%, 03/01/27 (Call 12/01/26)	266	263,649
4.30%, 02/15/30 (Call 11/15/29)	626	602,018
4.35%, 03/01/29 (Call 12/01/28)	621	605,177
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	230	226,262
9.63%, 12/15/30	435	535,267
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	217	214,159
2.50%, 09/20/26 (Call 06/20/26)	315	302,413
2.95%, 02/28/26	146	142,898
3.50%, 06/15/25(a)	196	195,653
3.63%, 03/04/24	205	205,152
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	672	827,192
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	115	102,943
2.00%, 12/10/30 (Call 09/10/30)	105	81,774
3.75%, 08/15/29 (Call 05/15/29)	130	118,131
Koninklijke KPN NV, 8.38%, 10/01/30	100	116,013
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	105	83,524
2.75%, 05/24/31 (Call 02/24/31)	185	150,392
4.00%, 09/01/24	10	9,922
4.60%, 02/23/28 (Call 11/23/27)	170	167,256
4.60%, 05/23/29 (Call 02/23/29)	181	174,399
5.60%, 06/01/32 (Call 03/01/32)	400	401,388
Orange SA, 9.00%, 03/01/31	335	428,093
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	200	187,890
2.95%, 03/15/25 (Call 03/15/23)(d)	155	150,091

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.20%, 03/15/27 (Call 02/15/27)(d)	$95	$90,401
3.63%, 12/15/25 (Call 09/15/25)	350	338,544
3.80%, 03/15/32 (Call 12/15/31)(d)	390	355,044
Telefonica Emisiones SA, 4.10%, 03/08/27	360	349,247
Telefonica Europe BV, 8.25%, 09/15/30	115	134,417
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	195	183,202
3.70%, 09/15/27 (Call 06/15/27)	280	272,672
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	40	36,058
2.05%, 02/15/28 (Call 12/15/27)	475	412,613
2.25%, 02/15/26 (Call 02/15/23)	325	298,529
2.25%, 11/15/31 (Call 08/15/31)	190	152,874
2.40%, 03/15/29 (Call 01/15/29)	15	12,873
2.55%, 02/15/31 (Call 11/15/30)	505	420,726
2.63%, 04/15/26 (Call 04/15/23)	225	208,681
2.63%, 02/15/29 (Call 02/15/24)	185	158,795
2.88%, 02/15/31 (Call 02/15/26)	175	147,957
3.38%, 04/15/29 (Call 04/15/24)	315	283,525
3.50%, 04/15/25 (Call 03/15/25)	693	677,096
3.50%, 04/15/31 (Call 04/15/26)	315	277,499
3.75%, 04/15/27 (Call 02/15/27)	627	601,431
3.88%, 04/15/30 (Call 01/15/30)	1,388	1,282,998
4.75%, 02/01/28 (Call 02/01/23)	275	268,766
5.38%, 04/15/27 (Call 09/12/22)	100	100,342
Verizon Communications Inc.
0.75%, 03/22/24	275	262,471
0.85%, 11/20/25 (Call 10/20/25)	325	293,075
1.45%, 03/20/26 (Call 02/20/26)	430	392,199
1.50%, 09/18/30 (Call 06/18/30)	245	194,929
1.68%, 10/30/30 (Call 07/30/30)	25	19,877
1.75%, 01/20/31 (Call 10/20/30)	685	544,876
2.10%, 03/22/28 (Call 01/22/28)	587	519,213
2.36%, 03/15/32 (Call 12/15/31)	810	664,265
2.55%, 03/21/31 (Call 12/21/30)	875	740,040
2.63%, 08/15/26	521	491,256
3.00%, 03/22/27 (Call 01/22/27)	47	44,532
3.15%, 03/22/30 (Call 12/22/29)(a)	423	379,685
3.38%, 02/15/25	395	389,822
3.50%, 11/01/24 (Call 08/01/24)	276	273,430
3.88%, 02/08/29 (Call 11/08/28)	55	52,852
4.02%, 12/03/29 (Call 09/03/29)	644	617,802
4.13%, 03/16/27	638	634,070
4.33%, 09/21/28	435	429,114
Vodafone Group PLC
4.13%, 05/30/25	584	581,927
4.38%, 05/30/28	767	757,949
7.88%, 02/15/30	45	52,231

		25,402,937

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	160	155,750
3.50%, 09/15/27 (Call 06/15/27)	65	61,250
3.55%, 11/19/26 (Call 09/19/26)	125	119,041
3.90%, 11/19/29 (Call 08/19/29)	205	188,627

		524,668

Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	245	240,612
3.25%, 06/15/27 (Call 03/15/27)(a)	121	118,127

Security	Par (000)	Value

Transportation (continued)
3.40%, 09/01/24 (Call 06/01/24)	$169	$168,238
3.75%, 04/01/24 (Call 01/01/24)	200	199,860
3.85%, 09/01/23 (Call 06/01/23)	340	340,639
7.00%, 12/15/25	55	59,978
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	70	67,040
2.95%, 11/21/24 (Call 08/21/24)	185	181,282
3.85%, 08/05/32	70	67,745
6.90%, 07/15/28	55	62,221
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	295	277,309
1.75%, 12/02/26 (Call 11/02/26)	85	77,055
2.05%, 03/05/30 (Call 12/05/29)	150	127,146
2.45%, 12/02/31 (Call 09/02/31)	270	230,996
2.90%, 02/01/25 (Call 11/01/24)	185	179,668
4.00%, 06/01/28 (Call 03/01/28)	147	144,142
7.13%, 10/15/31	75	86,867
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	245	236,592
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	50	43,669
2.60%, 11/01/26 (Call 08/01/26)	60	56,767
3.25%, 06/01/27 (Call 03/01/27)	150	144,450
3.35%, 11/01/25 (Call 08/01/25)	315	308,076
3.40%, 08/01/24 (Call 05/01/24)	55	54,448
3.80%, 03/01/28 (Call 12/01/27)	260	254,400
4.10%, 11/15/32 (Call 08/15/32)	70	67,555
4.25%, 03/15/29 (Call 12/15/28)	10	9,909
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	235	198,331
3.10%, 08/05/29 (Call 05/05/29)	280	255,962
3.25%, 04/01/26 (Call 01/01/26)	200	194,774
3.40%, 02/15/28 (Call 11/15/27)	203	194,354
4.20%, 10/17/28 (Call 07/17/28)	105	103,134
4.25%, 05/15/30 (Call 02/15/30)	60	58,614
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	265	260,185
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	130	116,834
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	101	93,654
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	105	89,901
2.55%, 11/01/29 (Call 08/01/29)	74	65,720
2.90%, 06/15/26 (Call 03/15/26)	109	104,092
3.00%, 03/15/32 (Call 12/15/31)(a)	120	107,759
3.15%, 06/01/27 (Call 03/01/27)	170	161,838
3.65%, 08/01/25 (Call 06/01/25)	169	166,940
3.80%, 08/01/28 (Call 05/01/28)	175	170,650
3.85%, 01/15/24 (Call 10/15/23)	185	184,985
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	260	233,701
2.50%, 09/01/24 (Call 08/01/24)	221	213,623
2.85%, 03/01/27 (Call 02/01/27)	35	32,319
2.90%, 12/01/26 (Call 10/01/26)	167	154,857
3.35%, 09/01/25 (Call 08/01/25)	10	9,637
3.65%, 03/18/24 (Call 02/18/24)	95	94,147
3.88%, 12/01/23 (Call 11/01/23)	97	96,601
4.30%, 06/15/27 (Call 05/15/27)	65	63,412
4.63%, 06/01/25 (Call 05/01/25)	50	49,942
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	215	199,735

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.38%, 05/20/31 (Call 02/20/31)	$250	$217,027
2.40%, 02/05/30 (Call 11/05/29)	165	145,490
2.75%, 03/01/26 (Call 12/01/25)	255	244,838
2.80%, 02/14/32 (Call 12/15/31)	17	15,130
3.00%, 04/15/27 (Call 01/15/27)	215	206,598
3.15%, 03/01/24 (Call 02/01/24)	5	4,954
3.25%, 01/15/25 (Call 10/15/24)	188	185,616
3.65%, 02/15/24 (Call 11/15/23)	45	44,847
3.70%, 03/01/29 (Call 12/01/28)	196	190,743
3.75%, 03/15/24 (Call 12/15/23)	5	5,000
3.75%, 07/15/25 (Call 05/15/25)	40	39,899
3.95%, 09/10/28 (Call 06/10/28)	342	337,233
6.63%, 02/01/29	35	39,497
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	162	157,095
2.40%, 11/15/26 (Call 08/15/26)	186	176,644
2.50%, 09/01/29 (Call 06/01/29)	87	78,619
3.05%, 11/15/27 (Call 08/15/27)	275	266,882
3.40%, 03/15/29 (Call 12/15/28)	84	81,294
3.90%, 04/01/25 (Call 03/01/25)	485	485,897
4.45%, 04/01/30 (Call 01/01/30)(a)	128	131,107
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	85	77,011
1.50%, 09/22/28 (Call 07/22/28)	240	209,590
1.80%, 09/22/31 (Call 06/22/31)	435	366,770

		11,188,273

Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)(a)	170	160,599
3.50%, 03/15/28 (Call 12/15/27)	65	59,940
3.85%, 03/30/27 (Call 12/30/26)	115	109,119
4.00%, 06/30/30 (Call 03/30/30)	25	22,908
4.35%, 02/15/24 (Call 01/15/24)	160	159,875
4.55%, 11/07/28 (Call 08/07/28)	140	135,243
4.70%, 04/01/29 (Call 01/01/29)	168	162,819
4.90%, 03/15/33	180	172,512

		983,015

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	65	54,666
3.38%, 01/20/27 (Call 12/20/26)	35	29,971

		84,637

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	150	127,200
2.80%, 05/01/30 (Call 02/01/30)	105	93,990
2.95%, 09/01/27 (Call 06/01/27)	212	199,456
3.40%, 03/01/25 (Call 12/01/24)	240	236,417
3.45%, 06/01/29 (Call 03/01/29)	125	116,510
3.75%, 09/01/28 (Call 06/01/28)	140	135,636
3.85%, 03/01/24 (Call 12/01/23)	30	29,972
4.45%, 06/01/32 (Call 03/01/32)(a)	110	109,171
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	120	99,868
2.70%, 04/15/30 (Call 01/15/30)	36	31,084
3.57%, 05/01/29 (Call 02/01/29)	132	122,703

Security	Par (000)	Value

Water (continued)
United Utilities PLC, 6.88%, 08/15/28(a)	$30	$32,566

		1,334,573

Total Corporate Bonds & Notes — 31.3% (Cost: $811,859,361)		748,863,081

Foreign Government Obligations(e)

Canada — 0.6%
Canada Government International Bond
0.75%, 05/19/26	335	302,626
1.63%, 01/22/25	1,090	1,041,975
Export Development Canada
2.63%, 02/21/24	190	187,380
3.00%, 05/25/27	500	488,785
Hydro-Quebec
Series HH, 8.50%, 12/01/29	100	128,113
Series IO, 8.05%, 07/07/24	131	140,516
Province of Alberta Canada
1.00%, 05/20/25	1,180	1,098,108
1.30%, 07/22/30	210	175,652
1.88%, 11/13/24	180	173,326
2.95%, 01/23/24	5	4,950
3.30%, 03/15/28	515	502,619
3.35%, 11/01/23	326	325,019
Province of British Columbia Canada
0.90%, 07/20/26(a)	1,305	1,174,878
1.30%, 01/29/31(a)	115	95,770
2.25%, 06/02/26	425	402,828
Series 10, 1.75%, 09/27/24	165	158,893
Province of Manitoba Canada
1.50%, 10/25/28	20	17,514
2.13%, 06/22/26	260	244,327
3.05%, 05/14/24	213	210,793
Series GX, 2.60%, 04/16/24	75	73,777
Province of New Brunswick Canada, 3.63%, 02/24/28	210	208,776
Province of Ontario Canada
0.63%, 01/21/26	147	132,300
1.05%, 04/14/26	40	36,330
1.05%, 05/21/27	205	181,341
1.13%, 10/07/30	1,185	971,131
1.60%, 02/25/31	125	106,089
1.80%, 10/14/31	65	55,260
2.00%, 10/02/29(a)	35	31,281
2.50%, 04/27/26	500	478,020
3.05%, 01/29/24	443	439,239
3.20%, 05/16/24	628	623,026
3.40%, 10/17/23	35	34,915
Province of Quebec Canada
0.60%, 07/23/25	700	641,067
1.35%, 05/28/30	125	105,320
1.90%, 04/21/31	65	56,586
2.50%, 04/20/26(a)	465	445,024
2.75%, 04/12/27(a)	360	345,888
Series NN, 7.13%, 02/09/24	135	141,206
Series PD, 7.50%, 09/15/29	357	437,735
Series QO, 2.88%, 10/16/24	505	497,258
Series QW, 2.50%, 04/09/24	315	309,418
Series QX, 1.50%, 02/11/25	819	778,722

		14,003,781

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)(a)	$330	$278,741
2.55%, 01/27/32 (Call 10/27/31)	260	216,726
2.75%, 01/31/27 (Call 12/31/26)(a)	90	83,343
3.13%, 01/21/26	185	177,095
3.24%, 02/06/28 (Call 11/06/27)	530	493,557

		1,249,462

Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	580	573,330

Hungary — 0.0%
Hungary Government International Bond
5.38%, 03/25/24	639	641,428
5.75%, 11/22/23	230	233,365

		874,793

Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	295	270,368
3.40%, 09/18/29	350	333,592
3.55%, 03/31/32 (Call 12/31/31)	70	66,137
3.85%, 10/15/30	315	307,613
4.10%, 04/24/28	430	430,929
4.45%, 02/11/24	495	500,029
4.75%, 02/11/29	345	356,140

		2,264,808

Israel — 0.0%
Israel Government International Bond
2.75%, 07/03/30	365	345,308
2.88%, 03/16/26	375	365,018
State of Israel, 2.50%, 01/15/30	280	260,369

		970,695

Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	50	46,872
1.25%, 02/17/26	715	625,475
2.38%, 10/17/24	435	413,759
2.88%, 10/17/29	350	300,388
6.88%, 09/27/23	720	734,990

		2,121,484

Japan — 0.2%
Japan Bank for International Cooperation
0.63%, 07/15/25	510	465,569
1.25%, 01/21/31	345	284,428
1.88%, 07/21/26	265	245,218
1.88%, 04/15/31	600	518,064
2.00%, 10/17/29	50	44,470
2.13%, 02/10/25	270	259,300
2.25%, 11/04/26	460	431,048
2.38%, 04/20/26	280	265,353
2.50%, 05/23/24	500	489,370
2.75%, 01/21/26	280	269,394
2.75%, 11/16/27	290	275,268
2.88%, 06/01/27	315	302,013
2.88%, 07/21/27	320	306,406
3.00%, 05/29/24	45	44,386
3.25%, 07/20/28	340	328,790
3.38%, 10/31/23	500	497,750
Japan International Cooperation Agency
1.00%, 07/22/30	200	162,184

Security	Par (000)	Value

Japan (continued)
2.13%, 10/20/26	$265	$247,279
3.25%, 05/25/27	200	194,298
3.38%, 06/12/28	200	194,784

		5,825,372

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	570	472,063
3.25%, 04/16/30 (Call 01/16/30)(a)	635	566,883
3.60%, 01/30/25	365	365,000
3.75%, 01/11/28	470	453,437
3.90%, 04/27/25 (Call 03/27/25)	270	270,081
4.13%, 01/21/26	300	300,228
4.15%, 03/28/27	712	707,842
4.50%, 04/22/29	635	622,535
4.75%, 04/27/32 (Call 01/27/32)(a)	100	96,942
4.88%, 05/19/33	200	191,720
8.30%, 08/15/31	122	151,485

		4,198,216

Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	345	303,528
3.75%, 03/16/25 (Call 12/16/24)	310	306,974
3.88%, 03/17/28 (Call 12/17/27)	400	384,396
4.00%, 09/22/24 (Call 06/22/24)	240	239,640
7.13%, 01/29/26	295	322,004
8.88%, 09/30/27	125	148,307
9.38%, 04/01/29	25	30,563

		1,735,412

Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	55	51,467
2.78%, 01/23/31 (Call 10/23/30)	710	606,049
2.84%, 06/20/30	140	121,631
4.13%, 08/25/27(a)	365	358,182
7.35%, 07/21/25	425	457,185

		1,594,514

Philippines — 0.1%
Philippine Government International Bond
2.46%, 05/05/30	290	260,635
3.00%, 02/01/28	510	491,263
3.23%, 03/29/27(a)	20	19,636
3.75%, 01/14/29	450	446,503
4.20%, 01/21/24	390	391,798
5.50%, 03/30/26	402	425,810
7.50%, 09/25/24	30	31,230
7.75%, 01/14/31(a)	45	55,421
9.50%, 02/02/30	278	366,565
10.63%, 03/16/25	490	571,556

		3,060,417

Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	507	499,319
4.00%, 01/22/24	515	514,573

		1,013,892

South Korea — 0.1%
Export-Import Bank of Korea
1.25%, 01/18/25	200	187,546
1.38%, 02/09/31	625	508,431
1.88%, 02/12/25	230	218,585

80	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
2.13%, 01/18/32(a)	$20	$17,042
2.38%, 06/25/24	200	194,844
2.63%, 05/26/26	200	190,846
2.88%, 01/21/25	200	194,792
3.25%, 11/10/25	370	360,961
3.25%, 08/12/26	295	287,469
Korea International Bond
1.75%, 10/15/31	80	68,861
2.00%, 06/19/24	25	24,240
2.50%, 06/19/29	200	187,550
2.75%, 01/19/27	250	240,460
3.50%, 09/20/28	275	270,922
5.63%, 11/03/25	150	156,943

		3,109,492

Supranational — 2.1%
African Development Bank
0.88%, 03/23/26	130	118,154
0.88%, 07/22/26	100	90,174
3.00%, 09/20/23	645	640,898
Series GDIF, 3.38%, 07/07/25	10	9,932
Asian Development Bank
0.25%, 10/06/23	20	19,290
0.38%, 06/11/24	225	212,809
0.38%, 09/03/25	60	54,536
0.50%, 02/04/26	1,035	933,187
0.63%, 10/08/24	150	141,225
0.63%, 04/29/25	995	921,032
0.75%, 10/08/30	45	36,597
1.00%, 04/14/26	335	306,049
1.25%, 06/09/28	65	57,288
1.50%, 10/18/24	605	579,923
1.50%, 01/20/27	650	597,857
1.50%, 03/04/31(a)	720	621,396
1.63%, 03/15/24	10	9,713
1.75%, 09/19/29	598	535,491
1.88%, 03/15/29	10	9,098
1.88%, 01/24/30	600	539,418
2.00%, 01/22/25	470	453,146
2.00%, 04/24/26	195	184,657
2.13%, 03/19/25	41	39,562
2.38%, 08/10/27	10	9,499
2.50%, 11/02/27	109	103,884
2.63%, 01/30/24	537	530,196
2.63%, 01/12/27(a)	515	497,366
2.75%, 01/19/28	395	380,239
3.13%, 09/26/28	190	185,843
3.13%, 04/27/32	10	9,793
5.82%, 06/16/28	245	273,253
6.22%, 08/15/27	110	121,892
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	510	491,614
0.50%, 10/30/24	665	622,247
0.50%, 05/28/25	150	137,336
0.50%, 01/27/26	135	120,795
2.25%, 05/16/24	155	151,381
Council of Europe Development Bank
0.38%, 06/10/24	45	42,560
0.88%, 09/22/26	90	80,838
1.38%, 02/27/25	100	94,743
2.50%, 02/27/24	15	14,774

Security	Par (000)	Value

Supranational (continued)
European Bank for Reconstruction & Development
0.50%, 05/19/25	$390	$358,979
0.50%, 11/25/25	20	18,119
0.50%, 01/28/26	30	27,029
1.50%, 02/13/25	60	57,075
European Investment Bank
0.25%, 09/15/23	540	521,883
0.38%, 12/15/25	165	148,733
0.38%, 03/26/26	1,005	899,143
0.63%, 07/25/25	480	441,312
0.63%, 10/21/27	185	160,737
0.75%, 10/26/26	510	456,333
0.75%, 09/23/30	95	77,745
0.88%, 05/17/30	350	291,217
1.25%, 02/14/31(a)	2,400	2,043,504
1.38%, 03/15/27(a)	20	18,268
1.63%, 03/14/25	1,055	1,005,710
1.63%, 10/09/29	50	44,535
1.75%, 03/15/29(a)	450	407,353
1.88%, 02/10/25	772	741,591
2.13%, 04/13/26	495	471,799
2.25%, 06/24/24	100	97,763
2.38%, 05/24/27	409	390,309
2.50%, 10/15/24	75	73,455
2.63%, 03/15/24	495	488,223
3.13%, 12/14/23	620	616,745
3.25%, 01/29/24	660	657,360
Inter-American Development Bank
0.25%, 11/15/23	255	245,139
0.50%, 09/23/24	200	187,990
0.63%, 07/15/25	1,055	969,672
0.63%, 09/16/27(a)	165	143,311
0.88%, 04/03/25	845	788,478
0.88%, 04/20/26	835	758,982
1.13%, 07/20/28	1,660	1,451,006
1.13%, 01/13/31	755	632,765
1.50%, 01/13/27	630	579,991
1.75%, 03/14/25	745	711,810
2.00%, 06/02/26	435	411,253
2.00%, 07/23/26(a)	499	471,161
2.13%, 01/15/25	605	585,089
2.25%, 06/18/29	558	517,746
2.38%, 07/07/27	511	485,895
2.63%, 01/16/24	466	460,105
3.00%, 10/04/23	35	34,784
3.00%, 02/21/24(a)	665	659,680
3.13%, 09/18/28(a)	415	406,310
International Bank for Reconstruction & Development
0.25%, 11/24/23	65	62,433
0.38%, 07/28/25	265	241,683
0.50%, 10/28/25	220	199,894
0.63%, 04/22/25	1,485	1,376,105
0.75%, 03/11/25	70	65,252
0.75%, 11/24/27	1,010	878,245
0.75%, 08/26/30	1,230	1,002,229
0.88%, 05/14/30	1,535	1,274,296
1.13%, 09/13/28	920	802,093
1.25%, 02/10/31	1,078	912,678
1.38%, 04/20/28	880	785,110
1.50%, 08/28/24	190	182,615

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.63%, 01/15/25	$958	$916,068
1.63%, 11/03/31	980	846,602
1.75%, 10/23/29	429	385,830
1.88%, 10/27/26	470	439,643
2.13%, 03/03/25	541	522,438
2.50%, 03/19/24	1,510	1,486,263
2.50%, 11/25/24	1,185	1,158,942
2.50%, 07/29/25	602	583,711
2.50%, 11/22/27	190	181,154
2.50%, 03/29/32	35	32,551
3.00%, 09/27/23	1,925	1,912,622
3.13%, 11/20/25	20	19,711
International Finance Corp.
0.38%, 07/16/25	135	123,285
0.75%, 10/08/26	40	35,790
0.75%, 08/27/30	685	558,412
1.38%, 10/16/24	155	148,247
2.13%, 04/07/26	94	89,442
Nordic Investment Bank, 2.25%, 05/21/24	210	205,445

		49,424,561

Sweden — 0.0%
Svensk Exportkredit AB
0.50%, 11/10/23	25	24,096
0.50%, 08/26/25	45	40,931
0.63%, 05/14/25	425	391,586
1.75%, 12/12/23	500	488,225

		944,838

Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	370	380,349
4.38%, 01/23/31 (Call 10/23/30)(a)	518	529,044
4.50%, 08/14/24(a)	207	209,295

		1,118,688

Total Foreign Government Obligations — 3.9% (Cost: $101,123,479)		94,083,755

Municipal Debt Obligations

California — 0.1%
Los Angeles Community College District/CA GO, 1.81%, 08/01/30	200	169,078
Regents of the University of California Medical Center Pooled Revenue RB, 4.13%, 05/15/32 (Call 02/15/32)	40	38,882
State of California GO
1.70%, 02/01/28	100	89,188
2.50%, 10/01/29	250	225,638
3.38%, 04/01/25	200	198,493
University of California RB
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	245,570
Series BD, 3.35%, 07/01/29	190	180,192
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	240	221,642
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	195	173,087
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	250	206,380

		1,748,150

Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	340	315,215
2.15%, 07/01/30	200	170,739

		485,954

Security	Par (000)	Value

Illinois — 0.0%
State of Illinois GO, 4.95%, 06/01/23	$98	$98,638

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 3.62%, 02/01/29	105	103,828

Massachusetts — 0.1%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	250	259,663
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	325	318,996

		578,659

New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	300	332,300
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 5.75%, 12/15/28	100	103,175

		435,475

Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	200	207,358
Series B, 5.68%, 06/30/28 (NPFGC)	255	266,162

		473,520

Texas — 0.0%
Texas Transportation Commission State Highway Fund RB, First Class, 5.18%, 04/01/30	110	115,705

Total Municipal Debt Obligations — 0.2% (Cost: $4,375,443)		4,039,929

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.6%
Federal Home Loan Mortgage Corp., 0.41%, 10/28/24	150	139,662
Federal National Mortgage Association
0.25%, 07/10/23	4,099	3,985,745
0.38%, 08/25/25	21	19,150
0.63%, 04/22/25	270	250,071
0.88%, 08/05/30	2,550	2,096,023
1.63%, 01/07/25	500	478,840
1.75%, 07/02/24	405	392,485
1.88%, 09/24/26	2,591	2,437,406
2.00%, 10/05/22	400	399,492
2.38%, 01/19/23	694	691,467
2.50%, 02/05/24	25	24,656
2.63%, 09/06/24	810	795,404
2.88%, 09/12/23	350	347,753
6.25%, 05/15/29	1,110	1,297,546
6.63%, 11/15/30	1,075	1,315,628
7.13%, 01/15/30	25	30,946
7.25%, 05/15/30	50	62,730

		14,765,004

U.S. Government Agency Obligations — 1.4%
Federal Farm Credit Banks Funding Corp.
0.13%, 05/10/23	25	24,414
0.25%, 02/26/24	115	109,632
1.32%, 09/09/30 (Call 09/08/22)	700	572,936
Federal Home Loan Banks
0.13%, 06/02/23	25	24,369
0.38%, 09/04/25	75	68,413
0.50%, 04/14/25	555	513,136
1.00%, 03/23/26 (Call 09/23/22)	127	114,951
1.50%, 08/15/24	115	110,710

82	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.13%, 06/09/23	$5,000	$4,943,400
2.38%, 09/08/23	25	24,686
2.50%, 02/13/24	220	216,845
2.75%, 12/13/24	300	294,195
3.00%, 12/09/22	2,095	2,094,141
3.00%, 03/10/28	75	73,053
3.13%, 06/13/25	3,730	3,679,720
3.25%, 06/09/28	337	332,909
3.25%, 11/16/28	2,470	2,457,205
Federal Home Loan Mortgage Corp.
0.13%, 10/16/23	75	72,149
0.25%, 06/26/23	3,050	2,968,260
0.25%, 08/24/23	348	336,787
0.25%, 09/08/23	75	72,544
0.25%, 11/06/23	75	72,174
0.25%, 12/04/23	1,774	1,701,958
0.38%, 04/20/23	74	72,546
0.38%, 07/21/25	875	800,126
0.38%, 09/23/25	575	523,267
1.50%, 02/12/25	4,288	4,089,037
2.75%, 06/19/23	2,050	2,037,208
6.75%, 09/15/29	50	60,241
6.75%, 03/15/31	1,075	1,331,215
Federal National Mortgage Association
0.50%, 06/17/25	2,287	2,102,531
0.75%, 10/08/27	1,757	1,542,646
0.88%, 12/18/26 (Call 09/18/22)	60	53,065
1.63%, 10/15/24	25	24,033
2.13%, 04/24/26	25	23,863
6.03%, 10/08/27	320	358,112

		33,896,477

U.S. Government Obligations — 61.7%
U.S. Treasury Bonds
2.75%, 08/15/32	6,000	5,790,000
3.13%, 08/31/29	10,000	9,904,687
3.25%, 08/31/24	8,000	7,966,250
U.S. Treasury Note/Bond
0.13%, 09/15/23	9,250	8,935,283
0.13%, 10/15/23	500	481,699
0.13%, 12/15/23	8,350	8,000,996
0.13%, 01/15/24	8,300	7,928,445
0.13%, 02/15/24	6,000	5,716,406
0.25%, 11/15/23	10,200	9,816,703
0.25%, 03/15/24	11,900	11,324,988
0.25%, 05/15/24	9,000	8,521,172
0.25%, 06/15/24	14,000	13,220,156
0.25%, 05/31/25	6,800	6,224,656
0.25%, 06/30/25	4,000	3,654,688
0.25%, 07/31/25	8,600	7,832,047
0.25%, 08/31/25	15,050	13,667,281
0.25%, 09/30/25	10,250	9,288,262
0.25%, 10/31/25	9,950	8,989,203
0.38%, 10/31/23	10,100	9,746,500
0.38%, 04/15/24	20,100	19,116,984
0.38%, 07/15/24	6,400	6,044,500
0.38%, 08/15/24	2,100	1,978,020
0.38%, 04/30/25	4,000	3,684,375
0.38%, 11/30/25	19,700	17,823,883
0.38%, 12/31/25	14,030	12,663,171
0.38%, 01/31/26	10,200	9,182,391

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
0.50%, 11/30/23	$12,300	$11,856,047
0.50%, 03/31/25	2,500	2,316,992
0.50%, 02/28/26	17,700	15,970,102
0.50%, 04/30/27	2,000	1,753,906
0.50%, 05/31/27	5,900	5,162,500
0.50%, 10/31/27	8,100	7,012,195
0.63%, 10/15/24	3,000	2,826,563
0.63%, 07/31/26	19,200	17,227,500
0.63%, 03/31/27	3,850	3,403,941
0.63%, 12/31/27	10,200	8,845,313
0.75%, 12/31/23	23,500	22,667,402
0.75%, 11/15/24	11,000	10,364,922
0.75%, 03/31/26	8,700	7,905,445
0.75%, 04/30/26	9,400	8,527,563
0.75%, 05/31/26	5,640	5,105,522
0.75%, 08/31/26	19,000	17,101,484
0.75%, 01/31/28	12,000	10,458,750
0.88%, 06/30/26	14,600	13,255,203
0.88%, 09/30/26	9,000	8,129,531
1.00%, 12/15/24	8,200	7,754,125
1.00%, 07/31/28	13,000	11,363,828
1.13%, 01/15/25	4,000	3,785,938
1.13%, 02/28/25	4,000	3,775,938
1.13%, 10/31/26	16,000	14,578,750
1.13%, 02/28/27	2,800	2,539,688
1.13%, 02/29/28	19,000	16,883,281
1.13%, 08/31/28	28,300	24,892,945
1.13%, 02/15/31	20,500	17,434,609
1.25%, 11/30/26	11,100	10,156,500
1.25%, 12/31/26	8,000	7,310,000
1.25%, 03/31/28	16,500	14,732,695
1.25%, 04/30/28	5,000	4,457,422
1.25%, 05/31/28	19,000	16,920,391
1.25%, 06/30/28	10,500	9,331,055
1.25%, 09/30/28	43,500	38,477,109
1.25%, 08/15/31	33,500	28,516,875
1.38%, 01/31/25	5,000	4,757,031
1.38%, 10/31/28	11,190	9,963,471
1.38%, 12/31/28	8,500	7,560,352
1.38%, 11/15/31	31,100	26,648,812
1.50%, 02/29/24	6,800	6,604,766
1.50%, 10/31/24	5,000	4,797,266
1.50%, 11/30/24	7,000	6,702,500
1.50%, 02/15/25	9,500	9,056,172
1.50%, 08/15/26	12,000	11,140,313
1.50%, 01/31/27	9,000	8,304,609
1.50%, 11/30/28	16,500	14,785,547
1.50%, 02/15/30	3,200	2,838,500
1.63%, 02/15/26	11,700	10,991,602
1.63%, 05/15/26	12,000	11,245,313
1.63%, 09/30/26	4,000	3,730,313
1.63%, 11/30/26	6,000	5,583,281
1.63%, 05/15/31	23,000	20,319,062
1.75%, 06/30/24	5,560	5,390,811
1.75%, 07/31/24	2,000	1,936,875
1.75%, 12/31/24	4,850	4,663,578
1.75%, 01/31/29	10,750	9,774,102
1.88%, 08/31/24	4,500	4,363,418
1.88%, 06/30/26	3,000	2,834,297
1.88%, 02/28/27	10,000	9,378,125

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
1.88%, 02/28/29	$8,000	$7,334,375
1.88%, 02/15/32	24,710	22,100,006
2.00%, 04/30/24	10,550	10,301,910
2.00%, 05/31/24	6,000	5,850,703
2.00%, 06/30/24	12,000	11,689,219
2.00%, 02/15/25	10,000	9,651,563
2.00%, 08/15/25	18,700	17,918,399
2.00%, 11/15/26	12,400	11,707,344
2.13%, 11/30/23	500	491,797
2.13%, 02/29/24	24,800	24,312,719
2.13%, 03/31/24	19,200	18,803,250
2.13%, 07/31/24	7,750	7,558,672
2.13%, 09/30/24	3,000	2,920,781
2.13%, 11/30/24	3,000	2,912,109
2.13%, 05/15/25	14,800	14,278,531
2.25%, 12/31/23	8,000	7,870,625
2.25%, 03/31/24	15,300	15,007,149
2.25%, 04/30/24	13,500	13,233,691
2.25%, 10/31/24	7,000	6,822,266
2.25%, 11/15/24	11,000	10,717,266
2.25%, 11/15/25	10,000	9,623,438
2.25%, 02/15/27	8,900	8,475,164
2.25%, 08/15/27	9,000	8,547,188
2.25%, 11/15/27	11,980	11,349,178
2.38%, 02/29/24	3,000	2,951,836
2.38%, 08/15/24	11,200	10,969,437
2.38%, 05/15/27	11,000	10,517,891
2.38%, 03/31/29	11,000	10,374,375
2.38%, 05/15/29	9,000	8,486,719
2.50%, 01/31/24	4,000	3,945,313
2.50%, 04/30/24	7,820	7,695,674
2.50%, 05/15/24	21,025	20,685,808
2.50%, 05/31/24	15,000	14,751,460
2.50%, 03/31/27	7,000	6,740,234
2.63%, 03/31/25	5,000	4,894,531
2.63%, 05/31/27	8,041	7,787,931
2.63%, 02/15/29	12,922	12,393,006
2.63%, 07/31/29	5,000	4,793,750
2.75%, 11/15/23	7,150	7,087,996
2.75%, 02/15/24	7,940	7,857,188
2.75%, 05/15/25	8,972	8,799,864
2.75%, 06/30/25	15,000	14,704,687
2.75%, 08/31/25	250	244,746
2.75%, 04/30/27	12,000	11,680,313
2.75%, 02/15/28	9,990	9,679,373
2.75%, 05/31/29	16,000	15,442,500
2.88%, 09/30/23	8,000	7,950,312
2.88%, 04/30/25	12,350	12,152,207
2.88%, 05/31/25	3,900	3,836,016
2.88%, 06/15/25	8,000	7,868,125
2.88%, 07/31/25	2,000	1,966,250
2.88%, 11/30/25	7,500	7,359,961

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.88%, 05/15/28	$4,000	$3,896,875
2.88%, 08/15/28	25,150	24,483,918
2.88%, 04/30/29	9,000	8,753,906
2.88%, 05/15/32	22,120	21,567,000
3.00%, 06/30/24	12,000	11,896,406
3.00%, 07/31/24	22,500	22,304,883
3.00%, 07/15/25	8,400	8,288,438
3.00%, 09/30/25	2,200	2,168,891
3.00%, 10/31/25	2,000	1,971,250
3.25%, 06/30/29	7,200	7,173,000
5.25%, 11/15/28	950	1,048,785
5.25%, 02/15/29	150	166,406
5.50%, 08/15/28	8,500	9,458,906
6.00%, 02/15/26	500	539,844
6.50%, 11/15/26	4,000	4,472,813
6.88%, 08/15/25	1,000	1,091,250
7.50%, 11/15/24	550	596,191

		1,476,648,500

Total U.S. Government & Agency Obligations — 63.7% (Cost: $1,623,354,598)		1,525,309,981

Total Long-Term Investments — 99.1% (Cost: $2,540,712,881)		2,372,296,746

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(f)(g)(h)	45,445	45,445,247

Total Short-Term Securities — 1.9% (Cost: $45,445,247)		45,445,247

Total Investments in Securities — 101.0% (Cost: $2,586,158,128)		2,417,741,993

Liabilities in Excess of Other Assets — (1.0)%		(24,930,062)

Net Assets — 100.0%		$2,392,811,931

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

84	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Intermediate Government/Credit Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$54,997,080	$—	$(9,551,833	)(a)	$—	$—	$45,445,247	45,445	$92,528	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$748,863,081	$—	$748,863,081
Foreign Government Obligations	—	94,083,755	—	94,083,755
Municipal Debt Obligations	—	4,039,929	—	4,039,929
U.S. Government & Agency Obligations	—	1,525,309,981	—	1,525,309,981
Money Market Funds	45,445,247	—	—	45,445,247

	$45,445,247	$2,372,296,746	$—	$2,417,741,993

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 100.1%
Federal Home Loan Mortgage Corp.
1.50%, 09/15/37(a)	$89,917	$80,795,530
2.00%, 03/01/28	53	51,334
2.00%, 05/01/28	11	10,229
2.00%, 08/01/28	185	176,811
2.00%, 09/01/28	101	96,200
2.00%, 12/01/28	34	32,390
2.00%, 01/01/30	135	129,289
2.00%, 10/01/50	25,080	21,688,221
2.03%, 11/01/40, (12 mo. LIBOR US + 1.775%)(b)	8	8,042
2.13%, 09/01/41, (12 mo. LIBOR US + 1.880%)(b)	331	337,734
2.15%, 11/01/40, (12 mo. LIBOR US + 1.900%)(b)	114	115,344
2.15%, 01/01/42, (12 mo. LIBOR US + 1.900%)(b)	241	244,867
2.16%, 11/01/40, (12 mo. LIBOR US + 1.910%)(b)	213	218,746
2.38%, 12/01/33, (12 mo. LIBOR US + 2.250%)(b)	46	47,549
2.38%, 08/01/43, (12 mo. LIBOR US + 1.600%)(b)	41	40,933
2.45%, 05/01/43, (12 mo. LIBOR US + 1.650%)(b)	173	175,792
2.50%, 12/01/25	221	216,521
2.50%, 03/01/27	28	26,925
2.50%, 06/01/27	31	30,034
2.50%, 07/01/27	271	262,480
2.50%, 08/01/27	523	505,932
2.50%, 09/01/27	629	608,509
2.50%, 11/01/27	273	263,868
2.50%, 12/01/27	5	4,920
2.50%, 01/01/28	8	8,211
2.50%, 02/01/28	4,149	4,016,097
2.50%, 03/01/28	580	561,057
2.50%, 04/01/28	413	398,844
2.50%, 05/01/28	83	78,705
2.50%, 06/01/28	123	118,675
2.50%, 07/01/28	334	323,213
2.50%, 09/01/28	90	87,665
2.50%, 07/01/29	1,667	1,610,468
2.50%, 08/01/29	144	138,002
2.50%, 10/01/29	194	186,437
2.50%, 12/01/29	1,098	1,055,920
2.50%, 01/01/30	6,835	6,614,252
2.50%, 02/01/30	792	762,649
2.50%, 03/01/30	3,387	3,253,505
2.50%, 04/01/30	4,162	3,998,356
2.50%, 05/01/30	4,271	4,102,770
2.50%, 06/01/30	11,278	10,834,372
2.50%, 07/01/30	948	911,150
2.50%, 08/01/30	427	410,489
2.50%, 09/01/30	353	338,825
2.50%, 10/01/30	8	7,307
2.50%, 12/01/30	13	12,260
2.50%, 01/01/31	43	42,033
2.50%, 04/01/31	4	4,196
2.50%, 06/01/31	948	910,050
2.50%, 08/01/31	1,311	1,258,356
2.50%, 09/01/31	1,029	987,833
2.50%, 10/01/31	5,127	4,919,925
2.50%, 11/01/31	5,839	5,603,502
2.50%, 12/01/31	14,625	14,034,695
2.50%, 01/01/32	18,916	18,153,817
2.50%, 02/01/32	11,308	10,851,647
2.50%, 07/01/32	1,531	1,469,577

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
2.50%, 08/01/32	$1,474		$1,414,342
2.50%, 09/01/32	7,379		7,082,595
2.50%, 10/01/32	1,336		1,281,145
2.50%, 11/01/32	12,609		12,098,654
2.50%, 12/01/32	706		676,803
2.50%, 01/01/33	7,042		6,757,709
2.50%, 02/01/33	1,138		1,091,453
2.50%, 04/01/33	1,230		1,176,178
2.50%, 08/01/33	483		450,039
2.50%, 06/01/34	459		436,348
2.50%, 01/01/43	65		59,638
2.50%, 02/01/43	710		648,244
2.50%, 03/01/43	97		88,073
2.50%, 04/01/43	377		344,242
2.50%, 06/01/43	293		267,622
2.50%, 07/01/43	1,232		1,124,243
2.50%, 08/01/43	123		112,532
2.50%, 04/01/45	98		88,708
2.50%, 07/01/45	17		15,556
2.50%, 01/01/46	123		112,055
2.50%, 11/01/46	71		64,067
2.50%, 12/01/46	952		863,204
2.50%, 01/01/47	988		896,364
2.50%, 02/01/47	19		16,935
2.50%, 03/01/47	2,067		1,874,852
2.89%, 12/01/38, (12 mo. LIBOR US + 1.760%)(b)	291		294,391
2.92%, 05/01/42, (12 mo. LIBOR US + 1.804%)(b)	353		359,516
3.00%, 10/01/22	0	(c)	165
3.00%, 12/01/22	2		2,016
3.00%, 02/01/23	5		4,762
3.00%, 12/01/25	7		6,663
3.00%, 01/01/26	14		13,451
3.00%, 10/01/26	186		182,733
3.00%, 11/01/26	223		218,469
3.00%, 12/01/26	157		153,554
3.00%, 01/01/27	11		10,755
3.00%, 02/01/27	514		505,299
3.00%, 03/01/27	8		7,832
3.00%, 04/01/27	656		643,401
3.00%, 05/01/27	2,878		2,823,083
3.00%, 06/01/27	1,017		997,817
3.00%, 07/01/27	83		81,041
3.00%, 08/01/27	292		286,300
3.00%, 09/01/27	3,144		3,083,839
3.00%, 11/01/27	536		525,190
3.00%, 12/01/27	270		264,762
3.00%, 01/01/28	73		71,835
3.00%, 04/01/28	31		30,584
3.00%, 05/01/28	275		269,507
3.00%, 06/01/28	796		780,790
3.00%, 07/01/28	11		10,527
3.00%, 09/01/28	1,881		1,843,413
3.00%, 10/01/28	386		378,927
3.00%, 11/01/28	67		65,381
3.00%, 01/01/29	287		281,538
3.00%, 04/01/29	3,003		2,936,812
3.00%, 05/01/29	4,504		4,405,066
3.00%, 06/01/29	318		310,882
3.00%, 07/01/29	447		437,293
3.00%, 09/01/29	41		40,352

86	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/29	$125	$122,903
3.00%, 11/01/29	981	959,242
3.00%, 12/01/29	1,245	1,218,092
3.00%, 01/01/30	192	187,941
3.00%, 02/01/30	2,151	2,103,468
3.00%, 03/01/30	315	307,112
3.00%, 05/01/30	2,353	2,300,286
3.00%, 06/01/30	3,211	3,139,337
3.00%, 07/01/30	1,797	1,756,701
3.00%, 08/01/30	348	340,658
3.00%, 09/01/30	2,275	2,223,721
3.00%, 10/01/30	519	507,629
3.00%, 11/01/30	860	840,973
3.00%, 12/01/30	559	546,209
3.00%, 01/01/31	1,119	1,093,988
3.00%, 02/01/31	3,797	3,707,534
3.00%, 03/01/31	2,215	2,162,262
3.00%, 05/01/31	5,630	5,496,426
3.00%, 06/01/31	4,876	4,761,152
3.00%, 07/01/31	402	392,479
3.00%, 09/01/31	1,095	1,068,760
3.00%, 10/01/31	165	161,535
3.00%, 12/01/31	584	570,340
3.00%, 01/01/32	1,874	1,829,348
3.00%, 02/01/32	537	523,594
3.00%, 03/01/32	4,039	3,941,475
3.00%, 07/01/32	348	338,894
3.00%, 08/01/32	1,143	1,114,320
3.00%, 09/01/32	2,659	2,592,964
3.00%, 10/01/32	432	421,167
3.00%, 11/01/32	5,925	5,775,761
3.00%, 12/01/32	5,348	5,203,437
3.00%, 01/01/33	3,966	3,866,304
3.00%, 02/01/33	3,484	3,381,581
3.00%, 03/01/33	68	66,748
3.00%, 05/01/33	8,801	8,547,585
3.00%, 07/01/33	1,679	1,636,612
3.00%, 08/01/33	527	513,712
3.00%, 11/01/33	455	443,229
3.00%, 10/01/35	4,481	4,345,971
3.00%, 07/01/37	6,792	6,585,595
3.00%, 03/01/42	22	20,845
3.00%, 08/01/42	7	6,201
3.00%, 10/01/42	670	634,581
3.00%, 11/01/42	14,188	13,437,559
3.00%, 12/01/42	46	43,508
3.00%, 01/01/43	4,891	4,632,818
3.00%, 02/01/43	3,614	3,422,224
3.00%, 03/01/43	1,123	1,063,672
3.00%, 04/01/43	678	642,053
3.00%, 05/01/43	893	845,963
3.00%, 06/01/43	969	917,831
3.00%, 07/01/43	2,004	1,897,680
3.00%, 08/01/43	964	913,020
3.00%, 09/01/43	2,404	2,277,703
3.00%, 10/01/43	1,121	1,062,192
3.00%, 04/01/44	46	43,532
3.00%, 01/01/45	8	7,095
3.00%, 02/01/45	1,786	1,681,216
3.00%, 03/01/45	225	211,811

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/01/45	$24,335	$22,902,062
3.00%, 05/01/45	7,568	7,122,845
3.00%, 06/01/45	895	842,164
3.00%, 07/01/45	2,545	2,395,425
3.00%, 08/01/45	656	618,385
3.00%, 10/01/45	170	160,048
3.00%, 11/01/45	601	565,936
3.00%, 12/01/45	5,864	5,518,876
3.00%, 01/01/46	1,729	1,627,316
3.00%, 02/01/46	122	114,476
3.00%, 03/01/46	19,586	18,429,363
3.00%, 04/01/46	471	443,244
3.00%, 05/01/46	507	476,742
3.00%, 06/01/46	933	878,012
3.00%, 07/01/46	689	647,803
3.00%, 08/01/46	15,171	14,275,882
3.00%, 09/01/46	12,070	11,400,821
3.00%, 10/01/46	27,795	26,154,533
3.00%, 11/01/46	29,515	27,773,434
3.00%, 12/01/46	48,098	45,258,885
3.00%, 01/01/47	11,386	10,714,199
3.00%, 02/01/47	54,464	51,251,586
3.00%, 03/01/47	965	908,081
3.00%, 04/01/47	1,322	1,244,302
3.00%, 05/01/47	16,532	15,555,583
3.00%, 06/01/47	14,254	13,412,256
3.00%, 07/01/47	13,673	12,865,910
3.00%, 08/01/47	2,444	2,299,436
3.00%, 10/01/47	4,380	4,121,818
3.00%, 11/01/47	445	418,627
3.00%, 12/01/47	740	696,592
3.00%, 01/01/48	2,814	2,647,299
3.00%, 02/01/48	1,003	943,977
3.00%, 07/01/48	378	354,446
3.00%, 10/01/48	420	393,656
3.00%, 11/01/48	772	723,208
3.13%, 08/01/41, (12 mo. LIBOR US + 1.732%)(b)	61	62,689
3.21%, 11/01/41, (12 mo. LIBOR US + 1.892%)(b)	378	386,976
3.25%, 06/01/43, (12 mo. LIBOR US + 1.495%)(b)	37	36,964
3.50%, 08/01/23	1	673
3.50%, 10/01/23	13	13,196
3.50%, 11/01/23	2	1,755
3.50%, 10/01/25	68	67,122
3.50%, 11/01/25	2,430	2,408,553
3.50%, 12/01/25	19	19,581
3.50%, 01/01/26	77	76,132
3.50%, 02/01/26	243	240,554
3.50%, 03/01/26	565	560,155
3.50%, 04/01/26	65	65,097
3.50%, 05/01/26	28	27,701
3.50%, 06/01/26	200	198,309
3.50%, 07/01/26	219	218,089
3.50%, 08/01/26	382	378,775
3.50%, 09/01/26	9	8,962
3.50%, 10/01/26	728	721,197
3.50%, 01/01/27	28	28,158
3.50%, 02/01/27	2	2,161
3.50%, 03/01/27	149	147,666
3.50%, 04/01/27	17	17,221
3.50%, 01/01/28	289	285,420

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/28	$62	$61,278
3.50%, 02/01/29	18	17,623
3.50%, 03/01/29	12	11,909
3.50%, 06/01/29	1,196	1,184,621
3.50%, 07/01/29	116	114,773
3.50%, 08/01/29	193	190,733
3.50%, 09/01/29	27	26,809
3.50%, 10/01/29	993	983,786
3.50%, 11/01/29	12	12,000
3.50%, 01/01/30	15	15,184
3.50%, 06/01/30	157	155,920
3.50%, 09/01/30	19	18,710
3.50%, 05/01/31	2,233	2,211,067
3.50%, 01/01/32	1,183	1,171,049
3.50%, 03/01/32	163	160,880
3.50%, 04/01/32	1,947	1,927,302
3.50%, 05/01/32	1,900	1,880,391
3.50%, 06/01/32	1,671	1,653,536
3.50%, 07/01/32	1,917	1,896,919
3.50%, 09/01/32	1,221	1,208,732
3.50%, 01/01/33	881	871,844
3.50%, 02/01/33	498	493,379
3.50%, 03/01/33	1,700	1,682,717
3.50%, 06/01/33	1,369	1,355,056
3.50%, 07/01/33	843	834,966
3.50%, 09/01/33	777	769,710
3.50%, 05/01/35	7,660	7,553,099
3.50%, 03/01/38	6,081	5,946,142
3.50%, 06/01/38	6,272	6,098,549
3.50%, 02/01/41	12	11,267
3.50%, 10/01/41	15	14,284
3.50%, 11/01/41	47	45,604
3.50%, 01/01/42	160	155,335
3.50%, 02/01/42	239	233,402
3.50%, 03/01/42	1,926	1,874,347
3.50%, 04/01/42	1,756	1,708,615
3.50%, 05/01/42	1,246	1,212,516
3.50%, 06/01/42	555	539,620
3.50%, 08/01/42	58	56,446
3.50%, 09/01/42	4,636	4,510,750
3.50%, 10/01/42	1,529	1,487,738
3.50%, 11/01/42	913	888,660
3.50%, 01/01/43	1,123	1,092,796
3.50%, 02/01/43	1,022	994,843
3.50%, 04/01/43	22	21,372
3.50%, 06/01/43	3,037	2,953,963
3.50%, 07/01/43	3,050	2,966,667
3.50%, 08/01/43	16	15,235
3.50%, 09/01/43	16	15,468
3.50%, 01/01/44	208	202,684
3.50%, 08/01/44	451	437,665
3.50%, 09/01/44	1,664	1,618,157
3.50%, 10/01/44	9,422	9,137,852
3.50%, 11/01/44	528	512,158
3.50%, 12/01/44	5,159	5,002,868
3.50%, 02/01/45	1,215	1,179,965
3.50%, 03/01/45	4,746	4,603,270
3.50%, 04/01/45	3	3,343
3.50%, 05/01/45	51	49,537
3.50%, 06/01/45	658	638,290

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 08/01/45	$13,399		$13,013,343
3.50%, 09/01/45	7		7,131
3.50%, 11/01/45	369		357,471
3.50%, 12/01/45	6,814		6,605,391
3.50%, 01/01/46	6,180		5,991,531
3.50%, 03/01/46	6,596		6,374,248
3.50%, 04/01/46	2,011		1,942,889
3.50%, 05/01/46	22,825		22,053,555
3.50%, 06/01/46	6,373		6,185,734
3.50%, 07/01/46	6,046		5,842,174
3.50%, 08/01/46	5,114		4,944,331
3.50%, 09/01/46	6,493		6,278,182
3.50%, 10/01/46	587		566,628
3.50%, 11/01/46	1,125		1,086,218
3.50%, 12/01/46	7,194		6,966,797
3.50%, 01/01/47	1,901		1,837,265
3.50%, 02/01/47	6,418		6,208,140
3.50%, 03/01/47	8,049		7,777,095
3.50%, 04/01/47	3,015		2,913,134
3.50%, 05/01/47	5,469		5,283,917
3.50%, 06/01/47	169		163,508
3.50%, 07/01/47	6,731		6,503,433
3.50%, 08/01/47	3,690		3,564,876
3.50%, 09/01/47	26,659		25,785,936
3.50%, 10/01/47	797		770,150
3.50%, 11/01/47	2,220		2,144,064
3.50%, 12/01/47	7,100		6,862,832
3.50%, 01/01/48	871		840,201
3.50%, 02/01/48	2,855		2,743,950
3.50%, 03/01/48	13,282		12,830,738
3.50%, 04/01/48	2,628		2,538,289
3.50%, 05/01/48	9,095		8,786,850
3.50%, 09/01/48	2,979		2,878,478
3.50%, 04/01/49	3,177		3,058,188
3.50%, 05/01/49	1,129		1,086,824
3.50%, 06/01/49	1,262		1,214,540
3.50%, 07/01/52	6,802		6,492,916
4.00%, 04/01/23	0	(c)	21
4.00%, 04/01/24	3		2,967
4.00%, 05/01/24	10		9,183
4.00%, 06/01/24	1		555
4.00%, 07/01/24	5		4,623
4.00%, 08/01/24	1		966
4.00%, 09/01/24	4		4,378
4.00%, 11/01/24	6		5,605
4.00%, 12/01/24	10		9,239
4.00%, 01/01/25	5		5,046
4.00%, 02/01/25	13		13,003
4.00%, 03/01/25	7		7,000
4.00%, 04/01/25	12		11,883
4.00%, 05/01/25	386		387,764
4.00%, 06/01/25	11		11,196
4.00%, 07/01/25	11		11,561
4.00%, 08/01/25	27		27,332
4.00%, 09/01/25	0	(c)	467
4.00%, 10/01/25	313		312,996
4.00%, 02/01/26	319		319,388
4.00%, 03/01/26	1		783
4.00%, 04/01/26	5		5,261
4.00%, 05/01/26	17		16,525

88	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/26	$9	$9,338
4.00%, 11/01/28	7	7,425
4.00%, 05/01/33	1,158	1,161,953
4.00%, 09/01/33	1	986
4.00%, 11/01/33	24	24,464
4.00%, 01/01/34	199	199,321
4.00%, 11/01/34	551	554,102
4.00%, 07/01/38	2,531	2,544,068
4.00%, 04/01/39	15	15,660
4.00%, 06/01/39	30	30,021
4.00%, 07/01/39	75	75,341
4.00%, 08/01/39	9	8,827
4.00%, 09/01/39	11	11,237
4.00%, 10/01/39	79	78,976
4.00%, 11/01/39	15	15,196
4.00%, 12/01/39	26	25,982
4.00%, 01/01/40	48	48,254
4.00%, 02/01/40	9	9,112
4.00%, 03/01/40	4	4,017
4.00%, 05/01/40	21	20,692
4.00%, 06/01/40	6	6,062
4.00%, 09/01/40	9	9,577
4.00%, 10/01/40	111	112,024
4.00%, 12/01/40	949	951,166
4.00%, 01/01/41	230	230,299
4.00%, 02/01/41	247	246,761
4.00%, 04/01/41	42	42,342
4.00%, 06/01/41	37	36,694
4.00%, 07/01/41	22	22,073
4.00%, 07/01/41, (12 mo. LIBOR US + 1.890%)(b)	21	21,649
4.00%, 08/01/41	40	40,017
4.00%, 09/01/41	3,101	3,100,160
4.00%, 10/01/41	116	115,921
4.00%, 11/01/41	373	374,010
4.00%, 12/01/41	79	79,237
4.00%, 01/01/42	33	33,445
4.00%, 02/01/42	5,463	5,462,729
4.00%, 03/01/42	51	50,240
4.00%, 05/01/42	161	160,791
4.00%, 07/01/42	411	411,695
4.00%, 08/01/42	1,829	1,827,292
4.00%, 04/01/43	2,045	2,042,140
4.00%, 08/01/43	284	283,889
4.00%, 10/01/43	204	203,556
4.00%, 11/01/43	4	3,961
4.00%, 12/01/43	860	858,659
4.00%, 01/01/44	60	59,139
4.00%, 02/01/44	952	950,568
4.00%, 03/01/44	23	23,016
4.00%, 04/01/44	538	537,545
4.00%, 05/01/44	509	508,077
4.00%, 06/01/44	1,440	1,438,111
4.00%, 07/01/44	2,550	2,545,749
4.00%, 08/01/44	27	26,468
4.00%, 09/01/44	585	583,858
4.00%, 10/01/44	393	392,365
4.00%, 11/01/44	315	310,712
4.00%, 12/01/44	983	981,493
4.00%, 01/01/45	1,243	1,241,685
4.00%, 02/01/45	6,979	6,969,297

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 04/01/45	$5,397		$5,363,474
4.00%, 06/01/45	14		13,981
4.00%, 07/01/45	1,291		1,281,364
4.00%, 08/01/45	21		21,028
4.00%, 09/01/45	2,516		2,497,420
4.00%, 10/01/45	1,128		1,119,831
4.00%, 11/01/45	846		840,884
4.00%, 12/01/45	605		600,875
4.00%, 01/01/46	1,276		1,267,581
4.00%, 02/01/46	995		987,478
4.00%, 03/01/46	1,148		1,138,334
4.00%, 04/01/46	1,183		1,175,069
4.00%, 05/01/46	4,189		4,151,991
4.00%, 06/01/46	118		115,798
4.00%, 07/01/46	2,335		2,330,157
4.00%, 08/01/46	68		67,257
4.00%, 09/01/46	1,059		1,049,403
4.00%, 10/01/46	946		939,029
4.00%, 11/01/46	17,310		17,152,213
4.00%, 12/01/46	34		34,168
4.00%, 01/01/47	228		226,237
4.00%, 02/01/47	4,853		4,808,164
4.00%, 04/01/47	181		179,312
4.00%, 06/01/47	3,729		3,695,148
4.00%, 07/01/47	871		862,516
4.00%, 08/01/47	3,002		2,973,416
4.00%, 09/01/47	108		107,069
4.00%, 10/01/47	955		945,895
4.00%, 11/01/47	3,798		3,768,111
4.00%, 12/01/47	6,533		6,474,713
4.00%, 01/01/48	4,097		4,073,721
4.00%, 02/01/48	10,103		10,015,053
4.00%, 04/01/48	1,211		1,196,887
4.00%, 05/01/48	631		628,555
4.00%, 06/01/48	14,370		14,265,603
4.00%, 07/01/48	79		77,935
4.00%, 08/01/48	1,386		1,369,958
4.00%, 09/01/48	1,229		1,213,982
4.00%, 10/01/48	9,396		9,281,479
4.00%, 11/01/48	904		893,348
4.00%, 12/01/48	2,978		2,944,318
4.00%, 01/01/49	4,787		4,743,907
4.00%, 02/01/49	19,793		19,567,379
4.00%, 03/01/49	1,024		1,015,703
4.00%, 04/01/49	3,214		3,170,171
4.00%, 05/01/49	692		682,305
4.00%, 06/01/52	6,865		6,710,682
4.00%, 08/01/52	43,245		42,278,437
4.50%, 03/01/23	0	(c)	205
4.50%, 04/01/23	0	(c)	257
4.50%, 05/01/23	1		817
4.50%, 06/01/23	0	(c)	419
4.50%, 01/01/24	1		768
4.50%, 02/01/24	0	(c)	357
4.50%, 04/01/24	9		8,616
4.50%, 07/01/24	86		87,355
4.50%, 08/01/24	33		33,167
4.50%, 09/01/24	73		73,953
4.50%, 10/01/24	96		96,263
4.50%, 11/01/24	15		14,693

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 04/01/25	$6		$6,008
4.50%, 05/01/25	2		1,818
4.50%, 07/01/25	3		3,196
4.50%, 08/01/25	11		11,039
4.50%, 09/01/25	7		7,399
4.50%, 09/01/26	10		9,624
4.50%, 08/01/30	728		736,354
4.50%, 08/01/33	2		2,145
4.50%, 03/01/34	0	(c)	462
4.50%, 04/01/34	2		1,732
4.50%, 05/01/34	0	(c)	339
4.50%, 06/01/34	0	(c)	490
4.50%, 06/01/35	2		1,593
4.50%, 08/01/35	47		47,503
4.50%, 10/01/35	3		2,887
4.50%, 11/01/35	20		20,332
4.50%, 01/01/36	4		4,560
4.50%, 08/01/36	8		8,243
4.50%, 06/01/38	41		41,676
4.50%, 07/01/38	2		1,533
4.50%, 10/01/38	1		526
4.50%, 02/01/39	41		41,853
4.50%, 03/01/39	2,513		2,568,559
4.50%, 04/01/39	36		36,817
4.50%, 05/01/39	2,493		2,547,590
4.50%, 06/01/39	72		73,065
4.50%, 07/01/39	178		181,364
4.50%, 08/01/39	62		63,457
4.50%, 09/01/39	269		274,320
4.50%, 10/01/39	2,284		2,334,725
4.50%, 11/01/39	60		60,500
4.50%, 12/01/39	76		76,977
4.50%, 01/01/40	65		66,031
4.50%, 02/01/40	318		325,010
4.50%, 03/01/40	9		8,750
4.50%, 04/01/40	89		91,716
4.50%, 05/01/40	64		65,807
4.50%, 06/01/40	20		19,316
4.50%, 07/01/40	59		60,325
4.50%, 08/01/40	185		190,987
4.50%, 09/01/40	1,310		1,339,288
4.50%, 10/01/40	17		17,575
4.50%, 11/01/40	1		1,292
4.50%, 01/01/41	4		4,278
4.50%, 02/01/41	2,771		2,832,152
4.50%, 03/01/41	104		105,614
4.50%, 04/01/41	128		130,965
4.50%, 05/01/41	3,620		3,704,409
4.50%, 06/01/41	4,458		4,555,320
4.50%, 07/01/41	72		73,000
4.50%, 08/01/41	564		575,939
4.50%, 10/01/41	180		183,072
4.50%, 11/01/41	15		15,446
4.50%, 01/01/42	5		4,773
4.50%, 03/01/42	28		28,768
4.50%, 05/01/42	2,020		2,064,714
4.50%, 09/01/43	1,461		1,493,130
4.50%, 10/01/43	946		965,891
4.50%, 11/01/43	184		188,162
4.50%, 12/01/43	172		175,832

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 01/01/44	$131		$133,437
4.50%, 02/01/44	509		520,510
4.50%, 03/01/44	1,327		1,358,094
4.50%, 04/01/44	5		5,330
4.50%, 05/01/44	237		242,305
4.50%, 06/01/44	157		159,776
4.50%, 07/01/44	163		166,338
4.50%, 08/01/44	26		26,124
4.50%, 09/01/44	55		56,395
4.50%, 10/01/44	499		510,475
4.50%, 11/01/44	708		722,614
4.50%, 12/01/44	1,358		1,386,244
4.50%, 01/01/45	1,688		1,721,878
4.50%, 03/01/45	333		339,353
4.50%, 06/01/45	200		203,025
4.50%, 07/01/45	1,515		1,543,354
4.50%, 08/01/45	572		582,077
4.50%, 09/01/45	441		449,406
4.50%, 10/01/45	350		356,446
4.50%, 11/01/45	69		69,604
4.50%, 01/01/46	433		441,816
4.50%, 03/01/46	394		401,286
4.50%, 04/01/46	338		341,904
4.50%, 05/01/46	1,452		1,473,746
4.50%, 06/01/46	5,373		5,468,046
4.50%, 07/01/46	1,834		1,868,161
4.50%, 08/01/46	160		161,532
4.50%, 09/01/46	3,068		3,122,098
4.50%, 02/01/47	711		719,115
4.50%, 04/01/47	168		170,596
4.50%, 05/01/47	1,244		1,254,972
4.50%, 06/01/47	1,273		1,284,575
4.50%, 08/01/47	908		921,298
4.50%, 09/01/47	869		891,641
4.50%, 05/01/48	1,298		1,317,976
4.50%, 06/01/48	2,012		2,029,351
4.50%, 07/01/48	1,016		1,025,536
4.50%, 08/01/48	1,715		1,728,729
4.50%, 09/01/48	1,219		1,227,150
4.50%, 10/01/48	6,499		6,601,056
4.50%, 11/01/48	1,867		1,901,241
4.50%, 12/01/48	1,470		1,481,787
4.50%, 01/01/49	1,022		1,029,335
4.50%, 02/01/49	1,056		1,070,186
4.50%, 03/01/49	2,684		2,733,415
5.00%, 11/01/22	0	(c)	15
5.00%, 12/01/22	0	(c)	54
5.00%, 05/01/23	0	(c)	336
5.00%, 06/01/23	4		4,013
5.00%, 07/01/23	1		629
5.00%, 08/01/23	0	(c)	216
5.00%, 12/01/23	4		3,800
5.00%, 01/01/24	0	(c)	365
5.00%, 07/01/24	0	(c)	332
5.00%, 10/01/24	3		3,014
5.00%, 12/01/24	2		1,630
5.00%, 06/01/25	2		1,629
5.00%, 08/01/25	277		282,186
5.00%, 06/01/26	12		12,571
5.00%, 02/01/30	4		4,605

90	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 04/01/33	$2		$2,235
5.00%, 06/01/33	217		224,161
5.00%, 08/01/33	45		46,216
5.00%, 09/01/33	53		55,134
5.00%, 10/01/33	105		108,536
5.00%, 11/01/33	50		51,329
5.00%, 12/01/33	495		511,327
5.00%, 01/01/34	6		6,260
5.00%, 03/01/34	14		14,345
5.00%, 04/01/34	13		13,093
5.00%, 05/01/34	58		59,617
5.00%, 06/01/34	22		23,927
5.00%, 11/01/34	6		6,134
5.00%, 12/01/34	9		8,808
5.00%, 01/01/35	4		4,412
5.00%, 02/01/35	5		4,767
5.00%, 04/01/35	3		3,436
5.00%, 05/01/35	14		14,662
5.00%, 06/01/35	10		10,588
5.00%, 07/01/35	2,584		2,676,785
5.00%, 08/01/35	493		510,724
5.00%, 09/01/35	98		101,375
5.00%, 10/01/35	10		11,042
5.00%, 11/01/35	30		32,319
5.00%, 12/01/35	57		60,053
5.00%, 01/01/36	342		353,780
5.00%, 03/01/36	1		1,469
5.00%, 04/01/36	10		10,017
5.00%, 06/01/36	41		41,948
5.00%, 07/01/36	0	(c)	431
5.00%, 08/01/36	19		19,904
5.00%, 10/01/36	30		31,000
5.00%, 11/01/36	873		903,752
5.00%, 01/01/37	475		491,959
5.00%, 02/01/37	411		425,586
5.00%, 06/01/37	18		18,456
5.00%, 01/01/38	5		4,874
5.00%, 02/01/38	654		677,876
5.00%, 03/01/38	2,627		2,738,310
5.00%, 04/01/38	51		53,886
5.00%, 05/01/38	3		2,753
5.00%, 06/01/38	7		7,293
5.00%, 09/01/38	12		11,397
5.00%, 11/01/38	10		10,932
5.00%, 12/01/38	370		385,520
5.00%, 01/01/39	138		144,087
5.00%, 02/01/39	29		30,019
5.00%, 03/01/39	13		13,667
5.00%, 05/01/39	79		82,151
5.00%, 06/01/39	2		2,167
5.00%, 07/01/39	16		17,142
5.00%, 08/01/39	3,585		3,738,767
5.00%, 09/01/39	32		33,608
5.00%, 10/01/39	445		464,675
5.00%, 12/01/39	20		20,817
5.00%, 01/01/40	256		266,777
5.00%, 02/01/40	65		68,699
5.00%, 03/01/40	1,210		1,264,531
5.00%, 04/01/40	122		128,058
5.00%, 06/01/40	3		2,793

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 07/01/40	$156		$161,571
5.00%, 08/01/40	1,743		1,820,988
5.00%, 09/01/40	888		928,827
5.00%, 11/01/40	71		74,527
5.00%, 02/01/41	236		247,423
5.00%, 03/01/41	2		2,136
5.00%, 04/01/41	72		75,084
5.00%, 05/01/41	3		3,442
5.00%, 07/01/41	281		293,884
5.00%, 08/01/41	1,227		1,283,173
5.00%, 09/01/41	143		149,661
5.00%, 10/01/41	99		103,302
5.00%, 04/01/44	61		63,194
5.00%, 03/01/47	2,409		2,484,443
5.00%, 05/01/47	24		24,235
5.00%, 07/01/47	1,469		1,500,140
5.00%, 03/01/48	818		836,948
5.00%, 04/01/48	1,910		1,950,839
5.00%, 05/01/48	897		916,700
5.00%, 06/01/48	346		359,689
5.00%, 07/01/48	747		762,639
5.00%, 08/01/48	3,709		3,788,238
5.00%, 09/01/48	809		835,652
5.00%, 10/01/48	2,305		2,367,681
5.00%, 11/01/48	760		782,281
5.00%, 01/01/49	1,884		1,946,549
5.00%, 02/01/49	788		805,105
5.00%, 04/01/49	177		180,393
5.50%, 10/01/22	0	(c)	7
5.50%, 01/01/23	0	(c)	13
5.50%, 04/01/23	0	(c)	268
5.50%, 07/01/24	0	(c)	93
5.50%, 02/01/29	0	(c)	371
5.50%, 04/01/29	3		3,144
5.50%, 07/01/31	0	(c)	167
5.50%, 11/01/31	0	(c)	156
5.50%, 12/01/31	1		1,226
5.50%, 01/01/32	0	(c)	104
5.50%, 02/01/32	1		778
5.50%, 04/01/32	11		11,459
5.50%, 09/01/32	34		34,825
5.50%, 10/01/32	13		13,439
5.50%, 11/01/32	1		733
5.50%, 12/01/32	38		40,551
5.50%, 01/01/33	6		6,665
5.50%, 03/01/33	3		3,608
5.50%, 04/01/33	12		12,661
5.50%, 05/01/33	6		6,805
5.50%, 06/01/33	19		19,715
5.50%, 07/01/33	19		19,085
5.50%, 08/01/33	2		1,678
5.50%, 09/01/33	1		526
5.50%, 10/01/33	142		150,078
5.50%, 11/01/33	11		11,618
5.50%, 12/01/33	1		631
5.50%, 01/01/34	59		62,162
5.50%, 02/01/34	636		667,696
5.50%, 03/01/34	232		244,861
5.50%, 07/01/34	8		9,276
5.50%, 08/01/34	10		10,018

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 09/01/34	$2		$1,581
5.50%, 10/01/34	120		126,255
5.50%, 11/01/34	1		1,669
5.50%, 12/01/34	220		231,065
5.50%, 01/01/35	1,448		1,525,176
5.50%, 02/01/35	401		421,644
5.50%, 03/01/35	12		12,588
5.50%, 04/01/35	206		217,150
5.50%, 05/01/35	655		693,011
5.50%, 06/01/35	1,734		1,833,718
5.50%, 07/01/35	11		11,689
5.50%, 08/01/35	91		96,519
5.50%, 09/01/35	6		5,992
5.50%, 10/01/35	100		105,518
5.50%, 11/01/35	18		18,132
5.50%, 12/01/35	368		389,497
5.50%, 01/01/36	18		19,468
5.50%, 02/01/36	8		9,250
5.50%, 03/01/36	34		34,917
5.50%, 04/01/36	4		4,145
5.50%, 05/01/36	502		531,505
5.50%, 06/01/36	15		15,843
5.50%, 07/01/36	758		803,962
5.50%, 08/01/36	94		99,817
5.50%, 09/01/36	0	(c)	179
5.50%, 11/01/36	12		12,334
5.50%, 12/01/36	6		7,328
5.50%, 01/01/37	79		83,584
5.50%, 02/01/37	15		15,066
5.50%, 03/01/37	4		4,594
5.50%, 04/01/37	15		15,524
5.50%, 05/01/37	48		50,174
5.50%, 07/01/37	7		8,458
5.50%, 09/01/37	8		8,688
5.50%, 11/01/37	16		18,062
5.50%, 12/01/37	9		9,840
5.50%, 01/01/38	30		31,722
5.50%, 02/01/38	6		6,177
5.50%, 04/01/38	792		840,404
5.50%, 05/01/38	320		339,784
5.50%, 06/01/38	40		43,506
5.50%, 07/01/38	114		120,477
5.50%, 08/01/38	31		32,669
5.50%, 09/01/38	100		106,128
5.50%, 10/01/38	31		33,027
5.50%, 11/01/38	17		17,664
5.50%, 12/01/38	114		121,798
5.50%, 01/01/39	1,582		1,666,544
5.50%, 02/01/39	61		64,852
5.50%, 03/01/39	1		1,183
5.50%, 04/01/39	18		19,150
5.50%, 05/01/39	19		20,483
5.50%, 06/01/39	33		35,297
5.50%, 09/01/39	536		567,689
5.50%, 10/01/39	5		5,346
5.50%, 11/01/39	1,228		1,301,324
5.50%, 12/01/39	109		112,053
5.50%, 01/01/40	89		94,201
5.50%, 02/01/40	29		30,396
5.50%, 03/01/40	7		7,014

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 05/01/40	$12		$12,165
5.50%, 06/01/40	29		30,737
5.50%, 03/01/41	10		10,285
5.50%, 06/01/41	3,856		4,081,568
6.00%, 12/01/22	1		1,403
6.00%, 10/01/25	0	(c)	81
6.00%, 11/01/25	0	(c)	84
6.00%, 02/01/26	1		554
6.00%, 08/01/26	1		912
6.00%, 02/01/28	0	(c)	52
6.00%, 04/01/28	2		1,416
6.00%, 06/01/28	2		2,236
6.00%, 07/01/28	3		2,883
6.00%, 11/01/28	1		668
6.00%, 12/01/28	0	(c)	323
6.00%, 01/01/29	6		5,622
6.00%, 02/01/29	0	(c)	71
6.00%, 03/01/29	4		4,242
6.00%, 05/01/29	5		4,720
6.00%, 06/01/29	0	(c)	326
6.00%, 07/01/29	1		1,345
6.00%, 09/01/29	0	(c)	414
6.00%, 12/01/30	5		4,794
6.00%, 03/01/31	1		852
6.00%, 04/01/31	0	(c)	311
6.00%, 06/01/31	1		982
6.00%, 10/01/31	0	(c)	319
6.00%, 12/01/31	1		842
6.00%, 01/01/32	22		22,721
6.00%, 02/01/32	3		3,702
6.00%, 03/01/32	16		17,129
6.00%, 04/01/32	1		570
6.00%, 09/01/32	3		2,889
6.00%, 10/01/32	4		4,246
6.00%, 11/01/32	4		4,559
6.00%, 12/01/32	64		67,041
6.00%, 01/01/33	4		3,710
6.00%, 02/01/33	5		5,444
6.00%, 03/01/33	5		5,408
6.00%, 04/01/33	3		2,978
6.00%, 05/01/33	0	(c)	150
6.00%, 09/01/33	4		4,037
6.00%, 10/01/33	12		13,703
6.00%, 11/01/33	16		15,676
6.00%, 05/01/34	9		9,729
6.00%, 06/01/34	13		13,684
6.00%, 07/01/34	11		11,456
6.00%, 08/01/34	3		3,257
6.00%, 10/01/34	8		8,505
6.00%, 12/01/34	2		2,651
6.00%, 05/01/35	10		10,408
6.00%, 06/01/35	4		3,650
6.00%, 07/01/35	3		2,574
6.00%, 08/01/35	22		23,876
6.00%, 09/01/35	2		2,354
6.00%, 12/01/35	6		6,490
6.00%, 01/01/36	4		4,170
6.00%, 02/01/36	6		6,823
6.00%, 03/01/36	2		1,936
6.00%, 05/01/36	9		10,481

92	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 06/01/36	$17		$18,489
6.00%, 07/01/36	10		10,146
6.00%, 08/01/36	3		3,051
6.00%, 09/01/36	304		325,917
6.00%, 10/01/36	409		435,957
6.00%, 11/01/36	23		24,416
6.00%, 12/01/36	72		76,316
6.00%, 01/01/37	1		1,922
6.00%, 02/01/37	283		303,427
6.00%, 03/01/37	5		4,816
6.00%, 05/01/37	7		7,120
6.00%, 07/01/37	5		5,326
6.00%, 08/01/37	7		8,119
6.00%, 09/01/37	8		7,950
6.00%, 10/01/37	20		20,914
6.00%, 11/01/37	11		11,965
6.00%, 12/01/37	50		53,976
6.00%, 01/01/38	59		64,084
6.00%, 02/01/38	1		1,476
6.00%, 04/01/38	31		33,026
6.00%, 05/01/38	34		36,740
6.00%, 06/01/38	16		16,730
6.00%, 07/01/38	18		20,253
6.00%, 08/01/38	15		16,387
6.00%, 09/01/38	1,353		1,454,550
6.00%, 10/01/38	1		818
6.00%, 11/01/38	5		5,878
6.00%, 12/01/38	2		2,087
6.00%, 01/01/39	7		7,288
6.00%, 02/01/39	2		2,047
6.00%, 11/01/39	4		4,594
6.00%, 12/01/39	1		969
6.00%, 04/01/40	7		7,441
6.00%, 07/01/40	3,872		4,155,763
6.50%, 03/01/24	0	(c)	197
6.50%, 04/01/24	0	(c)	75
6.50%, 06/01/24	0	(c)	61
6.50%, 07/01/24	0	(c)	332
6.50%, 09/01/24	2		2,369
6.50%, 12/01/25	0	(c)	89
6.50%, 01/01/26	0	(c)	98
6.50%, 02/01/26	0	(c)	177
6.50%, 03/01/26	0	(c)	199
6.50%, 04/01/26	1		1,014
6.50%, 03/01/27	0	(c)	304
6.50%, 04/01/28	0	(c)	200
6.50%, 05/01/28	1		607
6.50%, 06/01/28	0	(c)	390
6.50%, 07/01/28	1		816
6.50%, 09/01/28	0	(c)	568
6.50%, 10/01/28	0	(c)	645
6.50%, 12/01/28	2		2,077
6.50%, 01/01/29	4		3,362
6.50%, 02/01/29	3		2,912
6.50%, 03/01/29	4		3,540
6.50%, 04/01/29	4		3,938
6.50%, 05/01/29	0	(c)	1,122
6.50%, 06/01/29	0	(c)	630
6.50%, 07/01/29	0	(c)	619
6.50%, 08/01/29	3		3,299

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 09/01/29	$5		$5,033
6.50%, 08/01/30	1		909
6.50%, 01/01/31	0	(c)	135
6.50%, 03/01/31	0	(c)	387
6.50%, 05/01/31	1		885
6.50%, 06/01/31	8		8,828
6.50%, 07/01/31	2		1,840
6.50%, 08/01/31	3		2,885
6.50%, 09/01/31	2		1,298
6.50%, 10/01/31	0	(c)	387
6.50%, 11/01/31	0	(c)	520
6.50%, 12/01/31	6		6,458
6.50%, 01/01/32	0	(c)	46
6.50%, 02/01/32	3		3,508
6.50%, 03/01/32	3		3,795
6.50%, 04/01/32	2		2,426
6.50%, 05/01/32	0	(c)	186
6.50%, 07/01/32	1		812
6.50%, 08/01/32	9		8,685
6.50%, 09/01/32	1		1,273
6.50%, 10/01/32	2		2,218
6.50%, 11/01/32	1		800
6.50%, 12/01/32	3		3,164
6.50%, 12/01/33	6		6,589
6.50%, 04/01/34	20		21,466
6.50%, 07/01/34	2		1,991
6.50%, 09/01/34	3		4,050
6.50%, 01/01/35	2		2,713
6.50%, 04/01/35	1		749
6.50%, 08/01/35	6		6,078
6.50%, 02/01/36	0	(c)	488
6.50%, 06/01/36	1		1,342
6.50%, 08/01/36	1		1,447
6.50%, 09/01/36	35		37,740
6.50%, 10/01/36	11		12,010
6.50%, 11/01/36	1		903
6.50%, 08/01/37	3		3,141
6.50%, 10/01/37	10		10,547
6.50%, 11/01/37	4		3,898
6.50%, 12/01/37	15		16,594
6.50%, 01/01/38	1		908
6.50%, 02/01/38	18		19,299
6.50%, 07/01/38	2		1,759
6.50%, 08/01/38	1		1,129
6.50%, 10/01/38	1		550
6.50%, 12/01/38	2		2,704
6.50%, 01/01/39	11		11,409
6.50%, 09/01/39	18		19,924
7.00%, 04/01/23	0	(c)	52
7.00%, 07/01/23	0	(c)	75
7.00%, 09/01/23	0	(c)	19
7.00%, 02/01/24	0	(c)	7
7.00%, 05/01/24	0	(c)	97
7.00%, 07/01/24	0	(c)	51
7.00%, 12/01/25	0	(c)	9
7.00%, 03/01/26	1		1,077
7.00%, 06/01/26	0	(c)	162
7.00%, 12/01/26	0	(c)	144
7.00%, 01/01/27	0	(c)	103
7.00%, 02/01/27	0	(c)	474

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 03/01/27	$0	(c)	$144
7.00%, 04/01/27	0	(c)	34
7.00%, 05/01/27	0	(c)	57
7.00%, 09/01/27	1		735
7.00%, 10/01/27	0	(c)	279
7.00%, 11/01/27	0	(c)	324
7.00%, 12/01/27	1		761
7.00%, 05/01/28	1		581
7.00%, 07/01/28	0	(c)	25
7.00%, 10/01/28	0	(c)	335
7.00%, 11/01/28	1		809
7.00%, 12/01/28	2		1,846
7.00%, 03/01/29	0	(c)	222
7.00%, 06/01/29	1		1,585
7.00%, 07/01/29	2		2,782
7.00%, 09/01/29	0	(c)	196
7.00%, 10/01/29	1		1,180
7.00%, 01/01/30	0	(c)	16
7.00%, 02/01/30	0	(c)	101
7.00%, 05/01/30	0	(c)	124
7.00%, 12/01/30	0	(c)	485
7.00%, 01/01/31	1		793
7.00%, 02/01/31	1		755
7.00%, 05/01/31	0	(c)	480
7.00%, 07/01/31	1		1,272
7.00%, 08/01/31	1		1,427
7.00%, 09/01/31	2		2,058
7.00%, 12/01/31	1		1,782
7.00%, 02/01/32	1		1,522
7.00%, 03/01/32	3		3,302
7.00%, 05/01/32	1		1,590
7.00%, 06/01/32	1		1,714
7.00%, 07/01/32	3		3,701
7.00%, 08/01/32	3		2,760
7.00%, 09/01/32	1		685
7.00%, 11/01/32	1		913
7.00%, 10/01/33	9		9,830
7.00%, 11/01/36	2		1,996
7.00%, 12/01/36	6		6,340
7.00%, 09/01/38	2		1,774
7.50%, 04/01/23	0	(c)	156
7.50%, 01/01/24	0	(c)	5
7.50%, 05/01/24	0	(c)	17
7.50%, 06/01/24	0	(c)	8
7.50%, 11/01/25	0	(c)	159
7.50%, 01/01/26	0	(c)	409
7.50%, 03/01/26	0	(c)	201
7.50%, 04/01/26	0	(c)	94
7.50%, 05/01/26	0	(c)	153
7.50%, 10/01/26	0	(c)	163
7.50%, 12/01/26	0	(c)	22
7.50%, 04/01/27	0	(c)	106
7.50%, 06/01/27	0	(c)	70
7.50%, 08/01/27	0	(c)	199
7.50%, 09/01/27	0	(c)	48
7.50%, 12/01/27	0	(c)	460
7.50%, 03/01/28	1		793
7.50%, 07/01/28	0	(c)	154
7.50%, 11/01/28	0	(c)	164
7.50%, 07/01/29	7		7,540

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 12/01/29	$0	(c)	$67
7.50%, 01/01/30	0	(c)	161
7.50%, 03/01/30	0	(c)	74
7.50%, 05/01/30	0	(c)	89
7.50%, 06/01/30	0	(c)	32
7.50%, 07/01/30	0	(c)	11
7.50%, 08/01/30	0	(c)	639
7.50%, 09/01/30	1		1,269
7.50%, 10/01/30	1		670
7.50%, 11/01/30	1		1,009
7.50%, 12/01/30	1		705
7.50%, 01/01/31	0	(c)	36
7.50%, 02/01/31	0	(c)	83
7.50%, 09/01/31	1		1,224
7.50%, 01/01/32	1		1,527
8.00%, 11/01/22	0	(c)	1
8.00%, 12/01/22	0	(c)	27
8.00%, 12/01/23	0	(c)	4
8.00%, 04/01/24	0	(c)	28
8.00%, 05/01/24	0	(c)	16
8.00%, 05/01/25	0	(c)	89
8.00%, 10/01/25	0	(c)	18
8.00%, 11/01/25	0	(c)	322
8.00%, 09/01/26	1		526
8.00%, 10/01/26	0	(c)	119
8.00%, 11/01/26	0	(c)	278
8.00%, 03/01/27	0	(c)	242
8.00%, 05/01/27	0	(c)	247
8.00%, 06/01/27	0	(c)	112
8.00%, 09/01/27	0	(c)	138
8.00%, 11/01/27	0	(c)	58
8.00%, 10/01/29	0	(c)	78
8.00%, 11/01/29	0	(c)	433
8.00%, 12/01/29	0	(c)	141
8.00%, 01/01/30	0	(c)	63
8.00%, 03/01/30	1		687
8.00%, 07/01/30	0	(c)	51
8.00%, 06/01/31	1		1,276
8.50%, 03/01/23	0	(c)	18
8.50%, 06/01/24	0	(c)	9
8.50%, 11/01/24	0	(c)	37
8.50%, 01/01/25	0	(c)	48
8.50%, 03/01/25	0	(c)	101
8.50%, 06/01/25	0	(c)	38
8.50%, 09/01/25	0	(c)	117
8.50%, 07/01/30	0	(c)	221
9.00%, 04/01/25	0	(c)	69
9.00%, 10/01/25	0	(c)	59
9.50%, 06/01/25	0	(c)	41
10.00%, 04/01/25	0	(c)	32
Federal National Mortgage Association
2.07%, 09/01/41, (12 mo. LIBOR US + 1.815%)(b)	45		46,551
2.07%, 10/01/41, (12 mo. LIBOR US + 1.815%)(b)	574		592,596
2.24%, 02/01/42, (12 mo. LIBOR US + 1.805%)(b)	338		342,748
2.50%, 12/01/31	342		328,009
2.51%, 12/01/38, (12 mo. LIBOR US + 1.817%)(b)	194		195,140
3.00%, 07/01/30	1,403		1,371,131
3.00%, 08/01/31	36		34,875
3.00%, 09/01/34	6,837		6,645,808
3.00%, 02/01/47	7,327		6,933,608

94	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.00%, 03/01/47	$5,147		$4,799,678
3.00%, 05/01/52	14,654		13,575,034
3.38%, 06/01/43, (12 mo. LIBOR US + 1.535%)(b)	781		793,558
3.50%, 05/01/32	348		342,456
3.50%, 02/01/35	762		752,640
3.50%, 09/01/46	114		112,302
3.50%, 01/01/47	585		575,076
3.50%, 11/01/51	6,196		6,027,254
3.50%, 06/01/52	14,949		14,272,589
3.51%, 08/01/41, (12 mo. LIBOR US + 1.750%)(b)	66		67,259
3.95%, 08/01/42, (12 mo. LIBOR US + 1.695%)(b)	654		670,877
4.00%, 02/01/47	8,190		8,173,349
4.00%, 07/01/52	8,917		8,719,256
4.00%, 09/01/52	10,700		10,441,562
4.00%, 01/01/57	4,748		4,736,908
4.00%, 02/01/57	5,365		5,351,609
4.50%, 02/01/44	1,012		1,032,892
5.00%, 08/01/52	8,960		9,190,238
8.50%, 10/01/22	0	(c)	1
Government National Mortgage Association
1.50%, 04/20/51	551		468,398
2.00%, 07/20/50	8,857		7,849,439
2.00%, 08/20/50	75,763		67,142,843
2.00%, 09/20/50	5,153		4,566,435
2.00%, 10/20/50	670		593,386
2.00%, 11/20/50	23,649		20,957,974
2.00%, 12/20/50	54,547		48,340,965
2.00%, 01/20/51	18,395		16,301,623
2.00%, 02/20/51	28,871		25,648,068
2.00%, 06/20/51	2,984		2,647,144
2.00%, 07/20/51	1,607		1,425,157
2.00%, 08/20/51	3,798		3,366,900
2.00%, 10/20/51	310,325		274,916,730
2.00%, 11/20/51	37,037		32,800,026
2.00%, 12/20/51	308,871		273,437,677
2.00%, 01/20/52	19,779		17,503,450
2.00%, 03/20/52	49,990		44,130,401
2.00%, 04/20/52	32,120		28,355,349
2.00%, 06/20/52	9,976		8,806,878
2.00%, 09/21/52(a)	330,415		291,765,479
2.50%, 03/20/27	34		32,303
2.50%, 08/20/27	48		45,212
2.50%, 09/20/27	63		59,587
2.50%, 01/20/28	211		199,780
2.50%, 04/20/28	117		111,169
2.50%, 11/20/30	100		94,727
2.50%, 04/20/32	305		290,518
2.50%, 12/20/42	470		432,851
2.50%, 03/15/43	53		48,555
2.50%, 03/20/43	176		161,996
2.50%, 04/15/43	31		28,720
2.50%, 01/20/45	20		18,324
2.50%, 04/15/45	39		35,599
2.50%, 06/15/45	64		59,109
2.50%, 10/20/45	11,021		10,153,132
2.50%, 09/15/46	17		15,051
2.50%, 10/15/46	383		349,003
2.50%, 11/20/46	225		208,673
2.50%, 12/20/46	10,129		9,385,647
2.50%, 01/20/47	4,703		4,358,182

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 11/20/47	$105	$97,009
2.50%, 10/20/49	2,261	2,065,237
2.50%, 04/20/50	15,743	14,469,208
2.50%, 06/20/50	17,745	16,308,885
2.50%, 08/20/50	10,550	9,695,774
2.50%, 09/20/50	28,945	26,602,020
2.50%, 01/20/51	79,662	73,214,824
2.50%, 02/20/51	81,887	75,035,506
2.50%, 05/20/51	213,629	195,556,632
2.50%, 06/20/51	3,615	3,308,349
2.50%, 07/20/51	255,661	233,874,285
2.50%, 08/20/51	115,067	105,225,921
2.50%, 09/20/51	11,920	10,897,142
2.50%, 11/20/51	38,618	35,291,468
2.50%, 12/20/51	115,729	105,724,067
2.50%, 01/20/52	24,108	22,016,172
2.50%, 02/20/52	6,943	6,338,599
2.50%, 03/20/52	19,792	18,063,287
2.50%, 04/20/52	20,994	19,150,439
2.50%, 05/20/52	29,845	27,224,494
2.50%, 07/20/52	9,959	9,084,818
2.50%, 08/20/52	20,000	18,225,156
2.50%, 09/21/52(a)	138,067	125,797,374
3.00%, 01/20/27	124	120,324
3.00%, 04/15/27	58	56,370
3.00%, 04/20/27	73	70,858
3.00%, 05/20/27	2,915	2,831,855
3.00%, 07/15/27	1,417	1,376,414
3.00%, 09/15/27	21	20,609
3.00%, 09/20/27	113	110,005
3.00%, 10/15/27	327	318,085
3.00%, 11/20/27	18	17,766
3.00%, 01/20/28	16	16,012
3.00%, 09/20/28	52	50,266
3.00%, 10/20/28	67	65,675
3.00%, 11/20/28	170	165,422
3.00%, 01/20/29	52	50,371
3.00%, 05/20/29	141	137,632
3.00%, 10/20/30	17	16,177
3.00%, 12/20/31	196	189,901
3.00%, 01/20/42	15	14,131
3.00%, 04/15/42	284	272,081
3.00%, 07/20/42	175	167,760
3.00%, 08/15/42	419	401,221
3.00%, 08/20/42	171	163,322
3.00%, 09/15/42	5,966	5,714,204
3.00%, 09/20/42	486	467,263
3.00%, 10/15/42	873	835,660
3.00%, 10/20/42	5,852	5,600,588
3.00%, 11/15/42	4,878	4,672,048
3.00%, 11/20/42	361	344,992
3.00%, 12/15/42	313	299,814
3.00%, 12/20/42	1,290	1,234,296
3.00%, 01/20/43	9,074	8,683,438
3.00%, 02/15/43	539	516,344
3.00%, 02/20/43	380	363,242
3.00%, 03/15/43	245	234,312
3.00%, 04/15/43	373	356,062
3.00%, 04/20/43	4,547	4,349,094
3.00%, 05/15/43	151	144,725

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 06/15/43	$69	$65,436
3.00%, 07/15/43	91	87,172
3.00%, 08/15/43	754	721,172
3.00%, 09/15/43	1,420	1,358,565
3.00%, 09/20/43	1,033	988,072
3.00%, 11/20/43	37	35,613
3.00%, 12/20/43	10	9,744
3.00%, 01/15/44	354	339,235
3.00%, 01/20/44	3,076	2,942,258
3.00%, 02/20/44	1,001	956,907
3.00%, 03/20/44	1,056	1,009,968
3.00%, 04/20/44	21	19,638
3.00%, 05/15/44	15	14,134
3.00%, 06/20/44	192	183,222
3.00%, 07/20/44	586	558,721
3.00%, 08/20/44	21,332	20,402,141
3.00%, 09/20/44	693	661,200
3.00%, 10/15/44	507	483,621
3.00%, 10/20/44	3,632	3,473,518
3.00%, 12/20/44	19	17,850
3.00%, 01/20/45	29	27,570
3.00%, 03/15/45	955	909,676
3.00%, 03/20/45	16	15,055
3.00%, 04/20/45	252	240,054
3.00%, 05/15/45	2,326	2,211,986
3.00%, 05/20/45	9,215	8,777,430
3.00%, 07/15/45	51	48,355
3.00%, 07/20/45	15,036	14,321,265
3.00%, 08/15/45	2,146	2,040,988
3.00%, 08/20/45	32,726	31,170,538
3.00%, 09/20/45	366	348,916
3.00%, 10/20/45	8,637	8,226,757
3.00%, 11/20/45	3,747	3,568,757
3.00%, 12/20/45	11,672	11,118,065
3.00%, 01/20/46	4,610	4,391,054
3.00%, 02/20/46	11,730	11,173,137
3.00%, 03/20/46	5,067	4,837,991
3.00%, 04/20/46	4,292	4,086,934
3.00%, 05/20/46	14,971	14,256,949
3.00%, 06/20/46	11,129	10,598,487
3.00%, 07/15/46	503	477,861
3.00%, 07/20/46	16,463	15,678,422
3.00%, 08/20/46	31,756	30,241,677
3.00%, 09/20/46	25,640	24,417,040
3.00%, 10/20/46	8,945	8,518,099
3.00%, 11/15/46	146	139,140
3.00%, 11/20/46	17,124	16,307,456
3.00%, 12/15/46	5,392	5,127,565
3.00%, 12/20/46	31,378	29,881,331
3.00%, 01/20/47	22,903	21,810,852
3.00%, 02/15/47	12,463	11,848,259
3.00%, 02/20/47	6,552	6,239,292
3.00%, 03/20/47	17,607	16,767,746
3.00%, 04/20/47	910	865,896
3.00%, 06/15/47	178	169,513
3.00%, 06/20/47	6,710	6,386,477
3.00%, 07/20/47	2,449	2,331,004
3.00%, 08/20/47	1,023	973,322
3.00%, 09/15/47	114	108,341
3.00%, 09/20/47	6,668	6,346,949

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/20/47	$13,972	$13,298,903
3.00%, 12/15/47	30	28,335
3.00%, 12/20/47	908	864,685
3.00%, 02/20/48	4,705	4,461,473
3.00%, 03/20/48	3,304	3,144,635
3.00%, 04/20/48	7,106	6,763,599
3.00%, 05/20/48	3,046	2,899,730
3.00%, 08/20/48	2,693	2,563,183
3.00%, 09/20/48	1,645	1,566,104
3.00%, 10/20/48	1,068	1,016,972
3.00%, 11/20/48	2,435	2,317,233
3.00%, 12/20/48	1,495	1,422,852
3.00%, 01/20/49	559	532,148
3.00%, 02/20/49	577	549,328
3.00%, 06/20/49	3,603	3,429,424
3.00%, 07/20/49	5,592	5,308,610
3.00%, 09/20/49	23,798	22,566,569
3.00%, 10/20/49	19,661	18,638,622
3.00%, 12/20/49	38,104	36,100,263
3.00%, 01/20/50	24,420	23,129,437
3.00%, 02/15/50	3,302	3,124,940
3.00%, 02/20/50	43,078	40,789,627
3.00%, 03/20/50	8,269	7,829,501
3.00%, 04/20/50	991	937,991
3.00%, 06/20/51	11,581	10,922,630
3.00%, 08/20/51	8,586	8,092,533
3.00%, 09/20/51	18,591	17,518,348
3.00%, 10/20/51	1,083	1,019,924
3.00%, 11/20/51	29,122	27,425,372
3.00%, 12/20/51	4,865	4,580,214
3.00%, 07/20/52	30,040	28,184,267
3.00%, 08/20/52	29,849	28,024,514
3.00%, 09/21/52(a)	166,087	155,881,733
3.50%, 08/15/24	112	110,891
3.50%, 12/15/25	5	4,512
3.50%, 02/15/26	82	80,377
3.50%, 05/15/26	15	14,715
3.50%, 12/20/26	76	74,256
3.50%, 03/20/27	13	12,877
3.50%, 04/20/27	42	41,765
3.50%, 01/20/29	10	9,644
3.50%, 07/15/29	140	137,374
3.50%, 02/20/31	69	66,014
3.50%, 01/15/41	12	12,210
3.50%, 01/20/41	76	74,456
3.50%, 09/15/41	184	180,794
3.50%, 10/15/41	17	16,171
3.50%, 11/15/41	67	65,918
3.50%, 11/20/41	351	344,649
3.50%, 12/15/41	1,894	1,856,383
3.50%, 01/15/42	188	184,881
3.50%, 01/20/42	126	124,056
3.50%, 02/15/42	398	390,615
3.50%, 02/20/42	77	75,337
3.50%, 03/15/42	175	170,341
3.50%, 03/20/42	10,305	10,129,922
3.50%, 04/15/42	429	420,093
3.50%, 05/15/42	403	394,480
3.50%, 05/20/42	103	101,498
3.50%, 06/15/42	120	117,575

96	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 07/15/42	$394	$386,387
3.50%, 08/15/42	54	52,839
3.50%, 08/20/42	1,105	1,085,817
3.50%, 09/15/42	1,166	1,142,833
3.50%, 09/20/42	13,930	13,693,071
3.50%, 10/15/42	1,112	1,088,947
3.50%, 10/20/42	14,578	14,330,400
3.50%, 11/15/42	459	449,453
3.50%, 11/20/42	14,701	14,450,687
3.50%, 12/20/42	11,457	11,262,477
3.50%, 01/15/43	358	350,917
3.50%, 01/20/43	1,884	1,851,939
3.50%, 02/15/43	90	87,842
3.50%, 03/15/43	9,438	9,247,845
3.50%, 03/20/43	37	36,721
3.50%, 04/15/43	120	117,784
3.50%, 04/20/43	2,693	2,646,487
3.50%, 05/15/43	982	961,318
3.50%, 05/20/43	889	873,513
3.50%, 06/15/43	9,250	9,063,213
3.50%, 08/15/43	244	239,086
3.50%, 09/20/43	2,853	2,803,073
3.50%, 10/15/43	59	57,671
3.50%, 10/20/43	1,356	1,332,183
3.50%, 01/20/44	3	2,945
3.50%, 02/20/44	744	730,395
3.50%, 04/20/44	253	247,682
3.50%, 06/15/44	4	4,203
3.50%, 07/15/44	48	46,545
3.50%, 09/15/44	456	447,111
3.50%, 09/20/44	7,401	7,246,910
3.50%, 10/20/44	1,258	1,232,240
3.50%, 12/15/44	95	92,469
3.50%, 12/20/44	722	706,759
3.50%, 01/15/45	127	122,734
3.50%, 03/15/45	65	63,328
3.50%, 04/15/45	308	300,960
3.50%, 04/20/45	8,841	8,625,527
3.50%, 05/20/45	90	88,445
3.50%, 06/20/45	2,610	2,546,490
3.50%, 09/20/45	4,874	4,755,485
3.50%, 10/20/45	193	188,509
3.50%, 11/20/45	8,699	8,486,602
3.50%, 12/20/45	6,962	6,792,719
3.50%, 01/20/46	698	680,564
3.50%, 02/20/46	271	264,720
3.50%, 03/20/46	17,710	17,272,216
3.50%, 04/20/46	11,079	10,804,947
3.50%, 05/20/46	2,535	2,472,878
3.50%, 06/15/46	408	398,236
3.50%, 06/20/46	45,960	44,824,299
3.50%, 07/15/46	1,763	1,721,252
3.50%, 07/20/46	2,654	2,588,657
3.50%, 08/15/46	3,235	3,156,685
3.50%, 08/20/46	87	84,519
3.50%, 09/15/46	2,824	2,755,871
3.50%, 09/20/46	5,483	5,347,795
3.50%, 10/15/46	1,284	1,252,345
3.50%, 10/20/46	334	326,064
3.50%, 11/20/46	4,570	4,456,374

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/20/46	$8,771	$8,554,501
3.50%, 01/20/47	23,724	23,137,653
3.50%, 02/20/47	53,479	52,157,554
3.50%, 03/20/47	14,579	14,205,507
3.50%, 04/20/47	10,130	9,870,313
3.50%, 05/20/47	759	739,890
3.50%, 06/15/47	1,054	1,026,867
3.50%, 06/20/47	3,901	3,800,684
3.50%, 07/20/47	1,623	1,581,605
3.50%, 08/20/47	15,218	14,827,877
3.50%, 09/15/47	459	447,752
3.50%, 09/20/47	27,506	26,801,035
3.50%, 10/15/47	1,325	1,292,375
3.50%, 10/20/47	18,391	17,946,427
3.50%, 11/15/47	3,106	3,027,503
3.50%, 11/20/47	19,983	19,468,920
3.50%, 12/15/47	23,019	22,453,811
3.50%, 12/20/47	20,955	20,425,187
3.50%, 01/15/48	5,142	5,012,231
3.50%, 01/20/48	19,977	19,478,297
3.50%, 02/15/48	195	189,394
3.50%, 02/20/48	17,047	16,609,446
3.50%, 03/20/48	93	90,800
3.50%, 04/15/48	404	393,338
3.50%, 04/20/48	17,230	16,796,473
3.50%, 05/15/48	56	54,981
3.50%, 09/15/48	1,201	1,169,159
3.50%, 09/20/48	4,117	4,009,915
3.50%, 10/20/48	1,583	1,540,445
3.50%, 01/20/49	2,682	2,613,261
3.50%, 03/20/49	234	227,312
3.50%, 06/20/49	630	610,208
3.50%, 07/20/49	52	50,272
3.50%, 09/20/49	12,018	11,664,064
3.50%, 10/20/49	839	814,279
3.50%, 11/15/49	543	528,027
3.50%, 12/20/49	6,709	6,509,764
3.50%, 01/20/50	34,468	33,443,366
3.50%, 02/20/50	55	53,435
3.50%, 03/20/50	994	964,676
3.50%, 11/20/50	814	789,845
3.50%, 06/20/51	1,030	999,121
3.50%, 07/20/51	757	734,011
3.50%, 09/21/52(a)	113,925	109,844,170
4.00%, 07/15/24	7	6,672
4.00%, 08/15/24	11	11,239
4.00%, 12/15/24	12	12,370
4.00%, 11/15/25	19	18,726
4.00%, 05/15/26	17	17,521
4.00%, 07/20/26	10	10,241
4.00%, 06/15/39	64	64,332
4.00%, 07/20/40	38	38,240
4.00%, 08/15/40	39	38,910
4.00%, 09/15/40	168	168,864
4.00%, 10/15/40	117	117,071
4.00%, 11/15/40	95	95,636
4.00%, 11/20/40	245	246,771
4.00%, 12/15/40	59	59,069
4.00%, 01/15/41	191	190,798
4.00%, 01/20/41	60	60,360

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 02/15/41	$2,176		$2,180,562
4.00%, 03/15/41	277		277,924
4.00%, 04/15/41	1,521		1,523,747
4.00%, 05/15/41	452		452,734
4.00%, 06/15/41	0	(c)	366
4.00%, 07/15/41	718		719,076
4.00%, 07/20/41	17		17,014
4.00%, 08/15/41	48		48,029
4.00%, 08/20/41	32		31,907
4.00%, 09/15/41	225		225,859
4.00%, 09/20/41	100		100,860
4.00%, 10/15/41	31		31,036
4.00%, 11/15/41	15		15,501
4.00%, 11/20/41	260		261,255
4.00%, 12/15/41	583		584,122
4.00%, 12/20/41	82		82,306
4.00%, 01/15/42	308		309,277
4.00%, 01/20/42	256		257,460
4.00%, 02/15/42	1,405		1,406,605
4.00%, 02/20/42	98		98,749
4.00%, 03/15/42	2,749		2,751,982
4.00%, 04/15/42	1,459		1,460,138
4.00%, 05/15/42	502		502,131
4.00%, 05/20/42	7		6,686
4.00%, 06/20/42	9		9,365
4.00%, 07/20/42	168		169,431
4.00%, 08/15/42	480		480,375
4.00%, 08/20/42	1,645		1,655,703
4.00%, 10/15/42	246		246,490
4.00%, 11/20/42	368		370,062
4.00%, 04/20/43	165		165,721
4.00%, 05/15/43	7		6,539
4.00%, 05/20/43	1,230		1,231,577
4.00%, 06/20/43	29		29,220
4.00%, 09/15/43	135		134,602
4.00%, 09/20/43	25		24,712
4.00%, 02/20/44	105		104,883
4.00%, 03/15/44	118		117,664
4.00%, 03/20/44	224		223,530
4.00%, 04/15/44	16		15,692
4.00%, 04/20/44	379		378,606
4.00%, 05/15/44	73		72,708
4.00%, 07/15/44	37		36,678
4.00%, 07/20/44	2,038		2,037,505
4.00%, 08/15/44	14		14,069
4.00%, 08/20/44	3,260		3,258,396
4.00%, 09/15/44	225		223,687
4.00%, 10/20/44	4,540		4,537,540
4.00%, 01/15/45	15		15,411
4.00%, 01/20/45	4,799		4,797,036
4.00%, 02/15/45	2		2,039
4.00%, 03/15/45	29		28,432
4.00%, 03/20/45	856		855,907
4.00%, 04/15/45	36		35,847
4.00%, 04/20/45	206		205,569
4.00%, 05/15/45	35		34,421
4.00%, 06/15/45	169		168,115
4.00%, 06/20/45	2,050		2,047,724
4.00%, 07/15/45	46		46,000
4.00%, 08/15/45	40		40,139

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 08/20/45	$801	$800,786
4.00%, 09/15/45	253	252,025
4.00%, 09/20/45	6,973	6,966,339
4.00%, 10/20/45	290	289,742
4.00%, 11/15/45	46	45,913
4.00%, 11/20/45	4,772	4,766,623
4.00%, 01/20/46	1,236	1,234,502
4.00%, 03/20/46	8,574	8,564,784
4.00%, 04/15/46	446	445,072
4.00%, 04/20/46	4,531	4,526,174
4.00%, 05/15/46	5	4,851
4.00%, 07/20/46	1,052	1,046,696
4.00%, 08/15/46	57	57,290
4.00%, 09/20/46	2,103	2,093,230
4.00%, 10/15/46	100	99,441
4.00%, 11/15/46	179	178,205
4.00%, 11/20/46	3,800	3,783,067
4.00%, 12/15/46	1,434	1,431,118
4.00%, 12/20/46	2,046	2,036,751
4.00%, 01/20/47	6,178	6,149,813
4.00%, 03/20/47	198	197,462
4.00%, 04/20/47	13,462	13,396,418
4.00%, 06/20/47	23,787	23,671,810
4.00%, 07/20/47	35,989	35,814,284
4.00%, 08/20/47	8,525	8,493,730
4.00%, 09/20/47	914	909,198
4.00%, 10/15/47	24	23,826
4.00%, 10/20/47	1,126	1,120,360
4.00%, 11/20/47	31,980	31,824,906
4.00%, 12/20/47	4,473	4,451,287
4.00%, 01/15/48	1,578	1,574,856
4.00%, 01/20/48	7,125	7,111,493
4.00%, 02/20/48	4,147	4,127,019
4.00%, 03/20/48	21,650	21,550,634
4.00%, 04/20/48	2,047	2,036,019
4.00%, 05/15/48	124	123,500
4.00%, 05/20/48	1,489	1,480,970
4.00%, 06/20/48	9,273	9,223,838
4.00%, 07/20/48	5,267	5,238,999
4.00%, 08/20/48	15,407	15,326,046
4.00%, 09/20/48	9,230	9,181,334
4.00%, 10/20/48	1,422	1,414,423
4.00%, 11/20/48	13,731	13,659,016
4.00%, 12/20/48	4,331	4,307,946
4.00%, 02/20/49	1,613	1,604,054
4.00%, 05/20/49	1,643	1,632,893
4.00%, 06/20/49	1,591	1,580,937
4.00%, 07/20/49	5,396	5,337,522
4.00%, 09/15/49	86	85,805
4.00%, 02/20/50	275	273,488
4.00%, 07/20/50	399	397,110
4.00%, 07/20/52	10,764	10,610,174
4.00%, 09/20/52	26,925	26,539,225
4.00%, 09/21/52(a)	91,238	89,905,069
4.50%, 04/20/26	10	9,869
4.50%, 07/15/33	1	1,330
4.50%, 08/15/33	15	15,463
4.50%, 11/20/33	2	2,472
4.50%, 06/15/34	2	1,695
4.50%, 01/15/35	1	757

98	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 06/20/35	$15		$14,865
4.50%, 08/15/35	10		9,941
4.50%, 10/15/35	0	(c)	490
4.50%, 03/15/39	82		85,012
4.50%, 03/20/39	35		35,667
4.50%, 04/15/39	281		288,622
4.50%, 05/15/39	89		90,863
4.50%, 06/15/39	80		80,552
4.50%, 07/15/39	301		308,158
4.50%, 08/15/39	1,330		1,359,820
4.50%, 09/15/39	37		37,699
4.50%, 10/15/39	6		6,327
4.50%, 11/15/39	45		45,890
4.50%, 11/20/39	424		435,606
4.50%, 12/15/39	67		68,397
4.50%, 01/15/40	158		162,318
4.50%, 01/20/40	457		469,877
4.50%, 02/15/40	121		122,647
4.50%, 03/15/40	85		86,720
4.50%, 04/15/40	35		35,617
4.50%, 05/15/40	28		27,938
4.50%, 05/20/40	73		74,610
4.50%, 06/15/40	2,554		2,613,087
4.50%, 06/20/40	27		27,680
4.50%, 07/15/40	1,029		1,052,416
4.50%, 08/15/40	3,051		3,120,468
4.50%, 08/20/40	707		726,131
4.50%, 09/15/40	168		171,930
4.50%, 10/15/40	68		69,839
4.50%, 10/20/40	2,070		2,126,447
4.50%, 12/15/40	14		14,285
4.50%, 01/15/41	8		7,666
4.50%, 01/20/41	159		163,443
4.50%, 02/15/41	6		6,399
4.50%, 02/20/41	31		31,910
4.50%, 03/15/41	86		88,497
4.50%, 03/20/41	126		128,951
4.50%, 04/15/41	20		20,994
4.50%, 04/20/41	4,246		4,362,489
4.50%, 05/15/41	49		49,958
4.50%, 06/15/41	45		46,319
4.50%, 06/20/41	2,601		2,672,338
4.50%, 07/15/41	35		35,495
4.50%, 07/20/41	296		303,923
4.50%, 08/15/41	48		48,168
4.50%, 08/20/41	50		50,987
4.50%, 09/15/41	41		42,034
4.50%, 09/20/41	1,426		1,465,215
4.50%, 11/20/41	1,436		1,475,233
4.50%, 12/20/41	47		48,507
4.50%, 01/20/42	96		98,764
4.50%, 02/20/42	57		58,388
4.50%, 03/20/42	14		14,091
4.50%, 04/20/42	25		25,248
4.50%, 05/20/42	19		19,124
4.50%, 08/20/43	10		10,118
4.50%, 09/20/43	75		76,936
4.50%, 11/20/43	668		683,029
4.50%, 08/20/44	20		20,505
4.50%, 09/20/44	127		129,525

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 10/20/44	$93	$95,066
4.50%, 11/20/44	141	143,798
4.50%, 06/20/45	150	153,879
4.50%, 09/15/45	18	18,579
4.50%, 10/15/45	46	46,565
4.50%, 10/20/45	49	49,862
4.50%, 11/20/45	2,782	2,841,738
4.50%, 12/20/45	152	155,082
4.50%, 01/20/46	7	6,952
4.50%, 02/15/46	151	153,002
4.50%, 02/20/46	734	750,102
4.50%, 05/20/46	109	111,263
4.50%, 07/20/46	255	260,609
4.50%, 08/15/46	16	16,531
4.50%, 08/20/46	10	10,595
4.50%, 09/15/46	76	76,783
4.50%, 09/20/46	457	468,802
4.50%, 10/15/46	21	21,124
4.50%, 10/20/46	1,501	1,536,029
4.50%, 11/20/46	431	440,751
4.50%, 02/20/47	244	249,132
4.50%, 04/20/47	295	299,260
4.50%, 05/20/47	948	962,439
4.50%, 06/15/47	65	65,019
4.50%, 06/20/47	835	848,038
4.50%, 07/20/47	1,893	1,922,166
4.50%, 08/15/47	23	22,936
4.50%, 10/20/47	1,914	1,941,362
4.50%, 01/20/48	143	144,284
4.50%, 02/20/48	2,341	2,370,376
4.50%, 03/20/48	2,558	2,590,151
4.50%, 04/20/48	6,226	6,304,207
4.50%, 06/20/48	11,634	11,768,636
4.50%, 07/20/48	7,576	7,664,248
4.50%, 08/20/48	5,784	5,851,037
4.50%, 09/20/48	772	780,899
4.50%, 10/20/48	1,926	1,948,667
4.50%, 11/20/48	187	188,860
4.50%, 12/20/48	7,986	8,078,516
4.50%, 01/20/49	15,334	15,511,594
4.50%, 02/20/49	960	968,832
4.50%, 03/20/49	1,667	1,686,414
4.50%, 04/20/49	3,442	3,480,369
4.50%, 05/20/49	2,952	2,986,596
4.50%, 08/20/49	2,433	2,461,582
4.50%, 09/20/49	39	38,958
4.50%, 02/20/50	8,846	8,948,153
4.50%, 03/20/50	4,202	4,250,848
4.50%, 04/20/50	3,585	3,588,711
4.50%, 05/20/50	3,002	3,036,428
4.50%, 03/20/51	2,404	2,432,042
4.50%, 09/21/52(a)	37,000	37,005,781
5.00%, 11/15/24	130	129,519
5.00%, 03/15/33	3	3,289
5.00%, 05/20/33	168	174,511
5.00%, 06/15/33	5	4,880
5.00%, 07/15/33	18	18,454
5.00%, 07/20/33	1	1,173
5.00%, 08/15/33	67	69,194
5.00%, 09/15/33	40	41,327

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 10/15/33	$27		$27,185
5.00%, 01/15/34	1		793
5.00%, 01/20/34	1		1,507
5.00%, 02/15/34	28		28,922
5.00%, 04/15/34	2		2,357
5.00%, 05/15/34	3		2,572
5.00%, 05/20/34	1		821
5.00%, 06/15/34	23		23,550
5.00%, 07/15/34	15		15,382
5.00%, 12/15/34	3		2,638
5.00%, 01/15/35	9		10,052
5.00%, 03/15/35	1		608
5.00%, 05/15/35	2		1,610
5.00%, 07/20/35	695		723,868
5.00%, 08/15/35	21		21,978
5.00%, 09/15/35	8		7,608
5.00%, 10/15/35	57		59,029
5.00%, 11/15/35	10		10,504
5.00%, 12/15/35	11		11,361
5.00%, 04/20/36	23		24,207
5.00%, 09/15/36	18		18,469
5.00%, 12/15/36	2,736		2,848,493
5.00%, 04/20/37	1		1,057
5.00%, 12/15/37	2		2,212
5.00%, 01/15/38	0	(c)	149
5.00%, 02/15/38	0	(c)	278
5.00%, 03/15/38	1		572
5.00%, 03/20/38	5		5,093
5.00%, 04/15/38	15		14,692
5.00%, 04/20/38	124		129,617
5.00%, 05/15/38	67		68,906
5.00%, 05/20/38	2		1,585
5.00%, 06/15/38	33		35,139
5.00%, 06/20/38	12		12,965
5.00%, 07/15/38	2		2,344
5.00%, 08/15/38	28		29,592
5.00%, 08/20/38	10		10,731
5.00%, 10/15/38	14		13,973
5.00%, 10/20/38	14		14,145
5.00%, 12/15/38	7		7,418
5.00%, 01/15/39	1,073		1,122,414
5.00%, 02/15/39	278		290,931
5.00%, 03/15/39	65		67,927
5.00%, 04/15/39	41		43,117
5.00%, 05/15/39	14		13,656
5.00%, 05/20/39	6		6,055
5.00%, 06/15/39	83		85,793
5.00%, 06/20/39	26		26,965
5.00%, 07/15/39	2,585		2,708,817
5.00%, 08/15/39	91		96,347
5.00%, 09/15/39	292		305,985
5.00%, 10/15/39	34		36,167
5.00%, 10/20/39	780		817,105
5.00%, 11/15/39	45		47,066
5.00%, 12/15/39	15		15,411
5.00%, 02/15/40	300		316,429
5.00%, 03/15/40	29		29,953
5.00%, 04/15/40	11		11,627
5.00%, 05/15/40	571		597,222
5.00%, 05/20/40	10		10,933

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 06/15/40	$104	$108,212
5.00%, 06/20/40	28	29,808
5.00%, 07/15/40	33	34,397
5.00%, 07/20/40	2,806	2,938,215
5.00%, 08/15/40	11	11,600
5.00%, 08/20/40	863	903,105
5.00%, 12/15/40	69	71,597
5.00%, 01/20/41	56	59,019
5.00%, 02/20/41	24	25,061
5.00%, 04/15/41	11	11,274
5.00%, 04/20/41	1	1,232
5.00%, 05/20/41	33	34,658
5.00%, 06/20/41	7	7,472
5.00%, 07/20/41	9	9,157
5.00%, 09/20/41	12	12,638
5.00%, 10/20/41	8	8,024
5.00%, 11/20/41	2,545	2,664,326
5.00%, 12/20/41	17	18,068
5.00%, 02/20/42	80	84,139
5.00%, 03/20/42	14	14,659
5.00%, 07/20/42	485	507,535
5.00%, 08/20/42	24	24,887
5.00%, 10/20/42	1	1,523
5.00%, 01/20/43	140	146,415
5.00%, 04/20/43	33	34,978
5.00%, 05/20/43	22	22,811
5.00%, 11/20/43	77	80,819
5.00%, 01/20/44	100	104,331
5.00%, 03/15/44	2,013	2,110,711
5.00%, 05/20/44	241	252,567
5.00%, 06/20/44	31	32,915
5.00%, 07/20/44	184	192,775
5.00%, 08/20/44	82	85,827
5.00%, 12/20/44	261	273,192
5.00%, 04/20/45	121	126,588
5.00%, 08/20/45	14	15,061
5.00%, 09/20/45	11	11,516
5.00%, 10/20/45	81	84,312
5.00%, 11/20/45	5	5,496
5.00%, 02/20/46	575	602,506
5.00%, 04/20/46	108	112,589
5.00%, 05/20/46	10	10,074
5.00%, 07/20/46	11	11,628
5.00%, 04/20/47	107	112,517
5.00%, 07/15/47	317	330,715
5.00%, 08/15/47	149	155,027
5.00%, 09/20/47	15	15,966
5.00%, 03/20/48	566	585,258
5.00%, 04/20/48	3,020	3,111,225
5.00%, 05/20/48	1,544	1,588,164
5.00%, 08/20/48	1,263	1,298,166
5.00%, 09/20/48	1,149	1,181,723
5.00%, 11/20/48	6,654	6,834,358
5.00%, 12/20/48	1,542	1,580,907
5.00%, 01/20/49	3,882	3,989,350
5.00%, 02/20/49	966	992,693
5.00%, 04/20/49	687	705,932
5.00%, 06/20/49	1,576	1,619,699
5.00%, 07/20/49	1,412	1,452,684
5.00%, 09/20/49	15	15,413

100	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 10/20/49	$57		$59,144
5.00%, 11/20/49	447		460,095
5.00%, 02/20/50	687		707,802
5.00%, 05/20/50	1,364		1,404,797
5.00%, 11/20/51	2,309		2,384,604
5.00%, 09/21/52(a)	46,000		46,607,344
5.50%, 01/15/24	2		2,212
5.50%, 12/15/31	22		22,041
5.50%, 05/20/32	0	(c)	290
5.50%, 10/15/32	2		1,983
5.50%, 11/15/32	2		2,008
5.50%, 01/15/33	7		8,059
5.50%, 02/15/33	9		9,170
5.50%, 03/15/33	12		12,742
5.50%, 04/15/33	25		26,764
5.50%, 05/15/33	20		21,396
5.50%, 06/15/33	2		1,877
5.50%, 07/15/33	7		7,366
5.50%, 08/15/33	34		35,407
5.50%, 09/15/33	10		10,715
5.50%, 10/15/33	5		5,398
5.50%, 11/15/33	41		42,226
5.50%, 12/15/33	7		7,800
5.50%, 01/15/34	28		28,228
5.50%, 02/15/34	0	(c)	345
5.50%, 03/15/34	15		15,612
5.50%, 04/15/34	16		17,272
5.50%, 05/15/34	39		41,449
5.50%, 06/15/34	19		19,987
5.50%, 07/15/34	9		9,248
5.50%, 10/15/34	4		4,495
5.50%, 11/15/34	10		11,037
5.50%, 11/20/34	850		905,555
5.50%, 12/15/34	5		5,273
5.50%, 02/15/35	17		18,297
5.50%, 03/15/35	13		14,027
5.50%, 04/15/35	12		13,429
5.50%, 05/15/35	11		11,594
5.50%, 06/15/35	19		20,687
5.50%, 07/15/35	20		20,985
5.50%, 08/15/35	4		4,615
5.50%, 09/15/35	17		17,282
5.50%, 10/15/35	9		9,058
5.50%, 11/15/35	3		3,294
5.50%, 12/15/35	12		12,899
5.50%, 01/15/36	4		4,767
5.50%, 02/15/36	2		1,985
5.50%, 03/15/36	668		707,425
5.50%, 03/20/36	179		190,748
5.50%, 04/15/36	3		3,145
5.50%, 07/15/36	1		1,239
5.50%, 07/20/36	237		252,479
5.50%, 11/20/36	0	(c)	483
5.50%, 12/15/36	5		5,806
5.50%, 01/15/37	0	(c)	224
5.50%, 03/15/37	37		38,690
5.50%, 04/15/37	14		15,051
5.50%, 05/15/37	1		1,484
5.50%, 07/15/37	2		2,178
5.50%, 01/15/38	1		1,036

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 01/20/38	$1		$840
5.50%, 02/15/38	10		11,279
5.50%, 03/15/38	4		4,079
5.50%, 05/15/38	10		11,374
5.50%, 06/15/38	72		76,523
5.50%, 06/20/38	918		979,121
5.50%, 07/15/38	24		25,552
5.50%, 07/20/38	10		11,020
5.50%, 08/15/38	39		41,672
5.50%, 09/15/38	11		11,671
5.50%, 09/20/38	7		7,375
5.50%, 10/15/38	598		637,205
5.50%, 10/20/38	29		30,736
5.50%, 11/15/38	16		17,634
5.50%, 11/20/38	1		615
5.50%, 12/15/38	10		10,701
5.50%, 12/20/38	25		26,463
5.50%, 01/15/39	35		36,499
5.50%, 01/20/39	11		11,942
5.50%, 02/15/39	4		3,964
5.50%, 02/20/39	45		47,854
5.50%, 03/20/39	687		732,722
5.50%, 04/15/39	8		8,987
5.50%, 05/15/39	2		1,672
5.50%, 11/15/39	4		3,997
5.50%, 12/15/39	165		175,176
5.50%, 01/15/40	1,494		1,593,892
5.50%, 03/15/40	20		21,119
5.50%, 04/15/40	34		35,018
5.50%, 07/20/40	1,393		1,484,977
5.50%, 11/15/40	16		17,269
5.50%, 12/20/40	7		7,621
5.50%, 04/20/41	26		28,154
5.50%, 10/20/41	21		22,715
5.50%, 11/20/41	20		21,256
5.50%, 01/20/42	6		6,109
5.50%, 07/20/42	6		5,919
5.50%, 11/20/42	46		49,333
5.50%, 06/20/43	108		115,353
5.50%, 07/20/43	24		25,430
5.50%, 04/20/44	38		40,236
5.50%, 08/20/44	35		37,613
5.50%, 01/20/47	21		22,663
5.50%, 02/20/47	26		27,214
5.50%, 03/20/48	49		51,546
5.50%, 04/20/48	79		83,690
5.50%, 11/20/48	697		727,764
6.00%, 01/15/24	0	(c)	349
6.00%, 04/15/26	1		1,190
6.00%, 05/15/26	2		1,582
6.00%, 04/15/28	0	(c)	344
6.00%, 05/15/28	1		885
6.00%, 07/20/28	0	(c)	158
6.00%, 09/15/28	0	(c)	190
6.00%, 09/20/28	0	(c)	242
6.00%, 10/15/28	0	(c)	280
6.00%, 12/15/28	1		1,129
6.00%, 01/15/29	8		8,366
6.00%, 02/15/29	25		26,444
6.00%, 03/15/29	1		592

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 04/15/29	$2		$1,897
6.00%, 05/15/29	3		2,607
6.00%, 05/20/29	1		670
6.00%, 06/15/29	2		1,869
6.00%, 07/15/29	0	(c)	160
6.00%, 08/20/29	0	(c)	175
6.00%, 06/15/31	1		781
6.00%, 10/15/31	2		2,406
6.00%, 11/15/31	2		1,703
6.00%, 12/15/31	4		3,575
6.00%, 01/15/32	0	(c)	412
6.00%, 02/15/32	4		3,826
6.00%, 03/15/32	1		1,903
6.00%, 04/15/32	4		4,212
6.00%, 05/15/32	2		1,888
6.00%, 06/15/32	1		1,242
6.00%, 07/15/32	2		1,594
6.00%, 08/15/32	3		3,599
6.00%, 09/15/32	4		4,225
6.00%, 10/15/32	10		11,565
6.00%, 12/15/32	29		31,363
6.00%, 01/15/33	1		1,409
6.00%, 02/15/33	9		9,939
6.00%, 06/15/33	15		15,647
6.00%, 08/15/33	2		1,609
6.00%, 09/15/33	40		42,148
6.00%, 11/15/33	4		4,479
6.00%, 12/15/33	52		55,635
6.00%, 07/15/34	6		6,701
6.00%, 08/15/34	3		3,437
6.00%, 09/15/34	2		2,489
6.00%, 10/15/34	10		11,146
6.00%, 11/15/34	1		602
6.00%, 09/15/35	3		3,384
6.00%, 11/15/35	1		1,580
6.00%, 12/15/35	10		10,944
6.00%, 01/15/36	1		729
6.00%, 01/20/36	3		3,088
6.00%, 04/15/36	4		4,244
6.00%, 06/15/36	9		9,649
6.00%, 07/15/36	3		3,364
6.00%, 08/15/36	15		15,708
6.00%, 10/15/36	3		3,072
6.00%, 11/15/36	14		14,730
6.00%, 01/15/37	24		24,804
6.00%, 01/20/37	1		1,295
6.00%, 02/15/37	2		1,632
6.00%, 03/15/37	1,332		1,437,275
6.00%, 04/15/37	28		29,045
6.00%, 05/15/37	20		22,451
6.00%, 06/15/37	3		3,646
6.00%, 08/15/37	1		1,337
6.00%, 09/15/37	7		7,025
6.00%, 10/20/37	21		23,172
6.00%, 11/15/37	0	(c)	414
6.00%, 11/20/37	20		21,851
6.00%, 12/15/37	4		5,584
6.00%, 01/15/38	18		19,392
6.00%, 02/15/38	10		11,084
6.00%, 03/15/38	3		2,977

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 05/15/38	$18		$18,955
6.00%, 06/15/38	3		3,558
6.00%, 06/20/38	14		14,772
6.00%, 08/15/38	8		8,718
6.00%, 09/20/38	1,436		1,551,700
6.00%, 10/15/38	1		1,372
6.00%, 11/15/38	4		4,613
6.00%, 12/15/38	535		580,212
6.00%, 01/15/39	69		74,495
6.00%, 06/15/39	5		5,156
6.00%, 09/15/39	36		37,373
6.00%, 09/20/39	103		112,600
6.00%, 11/15/39	244		263,774
6.00%, 12/15/39	4		4,111
6.00%, 04/20/40	183		199,355
6.00%, 12/15/40	7		7,671
6.00%, 12/20/40	4		4,514
6.00%, 11/20/41	2		2,079
6.00%, 01/20/42	17		18,081
6.00%, 04/20/42	4		4,004
6.00%, 07/20/45	133		145,149
6.00%, 01/20/46	378		411,605
6.00%, 09/21/52(a)	7,000		7,285,742
6.50%, 09/15/23	0	(c)	162
6.50%, 10/15/23	0	(c)	6
6.50%, 11/15/23	0	(c)	83
6.50%, 04/15/24	0	(c)	153
6.50%, 05/15/24	0	(c)	125
6.50%, 07/15/24	0	(c)	190
6.50%, 10/15/24	0	(c)	50
6.50%, 03/15/26	0	(c)	447
6.50%, 04/15/26	0	(c)	98
6.50%, 03/15/28	1		764
6.50%, 04/15/28	0	(c)	169
6.50%, 06/15/28	0	(c)	163
6.50%, 08/15/28	0	(c)	52
6.50%, 09/15/28	2		1,787
6.50%, 10/15/28	7		6,907
6.50%, 10/20/28	0	(c)	392
6.50%, 11/15/28	1		774
6.50%, 12/15/28	4		4,237
6.50%, 01/15/29	5		5,677
6.50%, 02/15/29	0	(c)	139
6.50%, 03/15/29	2		1,947
6.50%, 04/15/29	1		728
6.50%, 05/15/29	0	(c)	86
6.50%, 05/20/29	0	(c)	309
6.50%, 06/15/29	0	(c)	233
6.50%, 07/15/29	11		11,659
6.50%, 08/15/29	7		6,920
6.50%, 09/15/29	1		777
6.50%, 12/15/29	0	(c)	99
6.50%, 05/15/31	2		2,096
6.50%, 06/15/31	0	(c)	714
6.50%, 07/15/31	0	(c)	173
6.50%, 09/15/31	5		5,887
6.50%, 11/15/31	16		17,598
6.50%, 12/15/31	6		5,678
6.50%, 01/15/32	2		1,962
6.50%, 02/20/32	0	(c)	185

102	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 03/15/32	$5		$5,277
6.50%, 04/15/32	5		5,367
6.50%, 05/20/32	8		8,170
6.50%, 06/15/32	1		1,462
6.50%, 07/15/32	2		2,333
6.50%, 08/15/32	5		4,717
6.50%, 10/15/32	2		2,081
6.50%, 12/15/32	1		1,105
6.50%, 01/15/33	5		4,684
6.50%, 03/15/33	3		2,861
6.50%, 04/15/33	1		1,514
6.50%, 05/15/33	3		3,125
6.50%, 07/15/34	1		804
6.50%, 08/15/34	1		1,574
6.50%, 08/20/34	1		824
6.50%, 11/15/34	2		2,407
6.50%, 12/15/35	3		2,789
6.50%, 04/15/36	14		15,014
6.50%, 10/15/36	19		20,215
6.50%, 05/15/37	8		7,845
6.50%, 07/15/37	2		2,060
6.50%, 08/15/37	0	(c)	314
6.50%, 11/15/37	4		4,507
6.50%, 12/15/37	1		1,431
6.50%, 01/15/38	1		1,474
6.50%, 08/20/38	7		8,118
6.50%, 09/15/38	3		3,548
6.50%, 10/20/38	648		712,474
6.50%, 11/15/38	10		10,517
6.50%, 12/15/38	8		8,130
6.50%, 01/15/39	0	(c)	160
7.00%, 06/15/23	0	(c)	62
7.00%, 07/15/23	0	(c)	61
7.00%, 08/15/23	0	(c)	598
7.00%, 09/15/23	0	(c)	20
7.00%, 10/15/23	0	(c)	50
7.00%, 11/15/23	0	(c)	281
7.00%, 12/15/23	0	(c)	124
7.00%, 01/15/24	0	(c)	77
7.00%, 04/15/24	0	(c)	174
7.00%, 05/15/24	0	(c)	252
7.00%, 06/15/24	0	(c)	193
7.00%, 09/15/24	0	(c)	252
7.00%, 10/15/24	0	(c)	438
7.00%, 11/15/24	0	(c)	153
7.00%, 01/15/25	0	(c)	51
7.00%, 07/15/25	0	(c)	91
7.00%, 10/15/25	0	(c)	126
7.00%, 12/15/25	1		601
7.00%, 01/15/26	0	(c)	103
7.00%, 02/15/26	0	(c)	175
7.00%, 04/15/26	0	(c)	404
7.00%, 06/15/26	1		837
7.00%, 11/15/26	0	(c)	261
7.00%, 05/15/27	0	(c)	275
7.00%, 06/15/27	0	(c)	494
7.00%, 10/15/27	0	(c)	487
7.00%, 11/15/27	1		1,161
7.00%, 12/15/27	1		1,718
7.00%, 01/15/28	1		734

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 02/15/28	$0	(c)	$33
7.00%, 03/15/28	1		921
7.00%, 04/15/28	0	(c)	646
7.00%, 06/15/28	3		2,719
7.00%, 07/15/28	1		547
7.00%, 08/15/28	1		944
7.00%, 09/15/28	4		3,126
7.00%, 10/15/28	0	(c)	316
7.00%, 11/15/28	4		4,772
7.00%, 12/15/28	1		1,313
7.00%, 03/15/29	5		4,630
7.00%, 04/15/29	0	(c)	90
7.00%, 05/15/29	0	(c)	128
7.00%, 06/15/29	0	(c)	399
7.00%, 07/15/29	0	(c)	351
7.00%, 08/15/29	2		2,054
7.00%, 11/15/29	0	(c)	76
7.00%, 12/15/29	1		591
7.00%, 12/15/30	1		1,073
7.00%, 02/15/31	1		593
7.00%, 07/15/31	3		3,971
7.00%, 08/15/31	1		1,548
7.00%, 09/15/31	1		1,801
7.00%, 10/15/31	0	(c)	143
7.00%, 02/15/32	1		697
7.00%, 04/15/32	3		2,653
7.00%, 05/15/32	1		1,420
7.00%, 12/15/37	7		7,846
7.50%, 01/15/23	0	(c)	100
7.50%, 06/15/23	0	(c)	12
7.50%, 07/15/23	0	(c)	42
7.50%, 11/15/23	0	(c)	49
7.50%, 12/15/23	0	(c)	42
7.50%, 02/15/24	0	(c)	235
7.50%, 04/15/24	0	(c)	97
7.50%, 05/15/24	1		627
7.50%, 06/15/24	0	(c)	275
7.50%, 08/15/25	0	(c)	23
7.50%, 09/15/25	0	(c)	790
7.50%, 11/15/25	0	(c)	50
7.50%, 12/15/25	0	(c)	136
7.50%, 03/15/26	1		977
7.50%, 06/15/26	0	(c)	192
7.50%, 08/15/26	0	(c)	59
7.50%, 01/15/27	0	(c)	86
7.50%, 06/15/27	0	(c)	313
7.50%, 10/15/27	0	(c)	583
7.50%, 12/15/27	1		805
7.50%, 01/15/28	0	(c)	104
7.50%, 06/15/28	2		1,694
7.50%, 07/15/28	2		1,837
7.50%, 08/15/28	0	(c)	300
7.50%, 09/15/28	0	(c)	121
7.50%, 12/15/28	0	(c)	77
7.50%, 01/15/29	0	(c)	48
7.50%, 03/15/29	1		937
7.50%, 04/15/29	0	(c)	76
7.50%, 08/15/29	0	(c)	464
7.50%, 09/15/29	0	(c)	99
7.50%, 10/15/29	0	(c)	123

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 11/15/29	$0	(c)	$103
7.50%, 12/15/29	2		2,005
7.50%, 08/15/30	3		2,995
7.50%, 11/15/30	0	(c)	27
7.50%, 12/15/30	0	(c)	298
7.50%, 03/15/32	1		892
8.00%, 02/15/23	0	(c)	195
8.00%, 03/15/23	0	(c)	6
8.00%, 10/15/23	0	(c)	145
8.00%, 12/15/23	0	(c)	169
8.00%, 03/15/24	0	(c)	54
8.00%, 04/15/24	0	(c)	17
8.00%, 06/15/25	0	(c)	49
8.00%, 07/15/25	0	(c)	343
8.00%, 08/15/25	0	(c)	341
8.00%, 09/15/25	0	(c)	98
8.00%, 10/15/25	1		527
8.00%, 11/15/25	0	(c)	234
8.00%, 05/15/26	0	(c)	280
8.00%, 06/15/26	0	(c)	261
8.00%, 07/15/26	0	(c)	268
8.00%, 08/15/26	0	(c)	91
8.00%, 09/15/26	1		870
8.00%, 02/15/27	1		516
8.00%, 08/15/27	1		1,310
8.00%, 12/15/27	0	(c)	180
8.00%, 04/15/28	0	(c)	47
8.00%, 08/20/29	0	(c)	101
8.00%, 09/15/29	1		556
8.00%, 10/15/29	0	(c)	246
8.00%, 01/15/30	0	(c)	51
8.00%, 02/15/30	0	(c)	248
8.00%, 06/15/30	0	(c)	354
8.00%, 06/20/30	0	(c)	47
8.00%, 12/15/30	2		2,242
8.00%, 07/15/31	0		132
8.00%, 03/15/32	1		960
8.50%, 12/15/22	0	(c)	3
8.50%, 05/15/23	0	(c)	11
8.50%, 08/15/24	0	(c)	149
8.50%, 09/15/24	0	(c)	104
8.50%, 10/15/24	0	(c)	5
8.50%, 03/15/25	1		556
8.50%, 04/15/25	0	(c)	59
8.50%, 09/15/26	0	(c)	140
8.50%, 01/15/27	0	(c)	63
8.50%, 07/15/27	0	(c)	174
8.50%, 08/15/27	1		616
8.50%, 02/15/30	1		1,016
8.50%, 07/15/30	0	(c)	305
8.50%, 04/15/31	0	(c)	62
9.00%, 11/15/24	0	(c)	27
9.00%, 03/15/25	0	(c)	361
9.50%, 01/15/25	0	(c)	86
9.50%, 02/15/25	0	(c)	237
9.50%, 06/15/25	0	(c)	42
Uniform Mortgage-Backed Securities
1.50%, 11/01/35	2,369		2,130,050
1.50%, 12/01/35	6,916		6,223,326
1.50%, 01/01/36	5,127		4,605,790

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
1.50%, 03/01/36	$16,068	$14,443,137
1.50%, 06/01/36	1,575	1,415,725
1.50%, 07/01/36	1,099	987,445
1.50%, 08/01/36	2,459	2,210,374
1.50%, 09/01/36	9,172	8,245,098
1.50%, 10/01/36	20,012	17,990,538
1.50%, 11/01/36	17,416	15,654,397
1.50%, 12/01/36	3,196	2,873,026
1.50%, 01/01/37	6,049	5,440,213
1.50%, 02/01/37	120,401	108,225,664
1.50%, 03/01/37	125,463	112,755,603
1.50%, 04/01/37	22,441	20,167,794
1.50%, 11/01/50	58,456	47,981,457
1.50%, 01/01/51	26,839	22,029,776
1.50%, 02/01/51	1,706	1,400,644
1.50%, 05/01/51	87,812	72,084,917
1.50%, 07/01/51	73,398	60,248,305
1.50%, 11/01/51	102,957	84,451,397
1.50%, 09/15/52(a)	20,775	16,983,968
2.00%, 05/01/26	276	265,111
2.00%, 08/01/28	193	185,017
2.00%, 11/01/28	40	37,747
2.00%, 01/01/29	7	6,251
2.00%, 05/01/29	305	290,648
2.00%, 01/01/30	35	33,596
2.00%, 04/01/30	62	57,972
2.00%, 11/01/31	368	345,057
2.00%, 01/01/32	123	115,674
2.00%, 02/01/32	37	34,650
2.00%, 03/01/32	303	284,011
2.00%, 04/01/32	111	104,030
2.00%, 07/01/32	21	19,837
2.00%, 11/01/32	9	8,016
2.00%, 06/01/35	2,932	2,708,507
2.00%, 08/01/35	18,975	17,525,292
2.00%, 09/01/35	8,467	7,820,238
2.00%, 10/01/35	44,525	41,110,307
2.00%, 11/01/35	63,644	58,755,723
2.00%, 12/01/35	116,598	107,712,909
2.00%, 01/01/36	43,367	40,065,889
2.00%, 02/01/36	246,713	227,926,960
2.00%, 03/01/36	102,617	94,714,037
2.00%, 04/01/36	8,340	7,698,667
2.00%, 05/01/36	96,759	89,248,957
2.00%, 06/01/36	67,177	61,951,737
2.00%, 07/01/36	9,146	8,439,300
2.00%, 08/01/36	19,258	17,760,036
2.00%, 10/01/36	3,241	2,989,423
2.00%, 11/01/36	58,124	53,604,870
2.00%, 12/01/36	79,563	73,388,343
2.00%, 01/01/37	135,595	125,063,962
2.00%, 02/01/37	41,038	37,845,713
2.00%, 04/01/37	50,668	46,698,674
2.00%, 05/01/37	36,065	33,239,813
2.00%, 06/01/37	78,819	72,654,461
2.00%, 09/19/37(a)	1,337	1,232,354
2.00%, 07/01/50	60,835	52,627,531
2.00%, 09/01/50	33,255	28,759,121
2.00%, 10/01/50	170,813	147,877,028
2.00%, 11/01/50	39,821	34,468,674

104	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 12/01/50	$132,979	$115,085,119
2.00%, 01/01/51	53,091	45,902,902
2.00%, 02/01/51	469,513	405,435,754
2.00%, 03/01/51	402,729	347,420,875
2.00%, 04/01/51	413,571	356,722,378
2.00%, 05/01/51(d)	446,399	384,908,665
2.00%, 05/01/51	72,916	62,995,197
2.00%, 06/01/51	234,121	202,071,020
2.00%, 07/01/51	218,392	188,557,007
2.00%, 08/01/51	831	718,126
2.00%, 09/01/51	66,145	57,045,505
2.00%, 10/01/51	376,994	325,234,341
2.00%, 11/01/51	434,170	374,210,140
2.00%, 12/01/51	507,519	437,404,961
2.00%, 01/01/52	105,949	91,325,088
2.00%, 02/01/52	453,928	390,689,775
2.00%, 03/01/52	16,966	14,598,957
2.00%, 09/14/52(a)	202,700	174,365,383
2.50%, 05/01/23	30	29,819
2.50%, 03/01/25	131	127,649
2.50%, 11/01/26	10	9,744
2.50%, 03/01/27	441	426,533
2.50%, 05/01/27	2,329	2,252,530
2.50%, 07/01/27	27	26,438
2.50%, 09/01/27	691	674,878
2.50%, 10/01/27	2,356	2,278,172
2.50%, 11/01/27	1,051	1,016,600
2.50%, 12/01/27	413	399,596
2.50%, 01/01/28	3,412	3,300,578
2.50%, 02/01/28	1,382	1,335,764
2.50%, 03/01/28	3,187	3,080,317
2.50%, 04/01/28	2,409	2,328,329
2.50%, 05/01/28	873	844,073
2.50%, 06/01/28	1,866	1,803,133
2.50%, 07/01/28	653	630,869
2.50%, 08/01/28	534	515,850
2.50%, 09/01/28	2,773	2,681,282
2.50%, 10/01/28	297	286,913
2.50%, 12/01/28	129	124,411
2.50%, 05/01/29	17	15,936
2.50%, 06/01/29	322	309,515
2.50%, 09/01/29	235	225,458
2.50%, 11/01/29	16	15,140
2.50%, 12/01/29	1,214	1,171,918
2.50%, 01/01/30	2,264	2,174,187
2.50%, 02/01/30	3,658	3,513,018
2.50%, 03/01/30	8	7,703
2.50%, 04/01/30	1,557	1,494,359
2.50%, 05/01/30	15,052	14,445,707
2.50%, 06/01/30	31,308	30,048,239
2.50%, 07/01/30	11,121	10,674,331
2.50%, 08/01/30	5,828	5,616,990
2.50%, 09/01/30	1,221	1,171,726
2.50%, 10/01/30	2,053	1,970,331
2.50%, 11/01/30	445	426,342
2.50%, 12/01/30	955	916,831
2.50%, 01/01/31	51	48,239
2.50%, 02/01/31	1,049	1,007,725
2.50%, 03/01/31	2,961	2,853,763
2.50%, 04/01/31	2,867	2,747,808

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 05/01/31	$3,348	$3,209,193
2.50%, 06/01/31	782	749,950
2.50%, 07/01/31	2,566	2,459,976
2.50%, 08/01/31	1,906	1,824,234
2.50%, 09/01/31	2,532	2,427,791
2.50%, 10/01/31	13,133	12,637,611
2.50%, 11/01/31	9,790	9,386,162
2.50%, 12/01/31	4,243	4,067,243
2.50%, 01/01/32	12,912	12,380,084
2.50%, 02/01/32	9,651	9,252,492
2.50%, 03/01/32	6,397	6,132,556
2.50%, 04/01/32	13,186	12,642,093
2.50%, 05/01/32	16,058	15,395,109
2.50%, 06/01/32	1,593	1,526,977
2.50%, 07/01/32	11,462	10,989,322
2.50%, 08/01/32	15	14,015
2.50%, 09/01/32	1,027	984,737
2.50%, 10/01/32	2,738	2,624,867
2.50%, 11/01/32	1,793	1,718,128
2.50%, 12/01/32	3,259	3,123,864
2.50%, 01/01/33	24,916	23,912,809
2.50%, 02/01/33	1,422	1,365,181
2.50%, 04/01/33	628	598,878
2.50%, 06/01/34	493	467,616
2.50%, 07/01/34	119	112,449
2.50%, 08/01/34	228	216,535
2.50%, 09/01/34	4,461	4,232,821
2.50%, 10/01/34	9,049	8,581,224
2.50%, 11/01/34	15,314	14,528,790
2.50%, 12/01/34	5,025	4,766,216
2.50%, 01/01/35	10,347	9,809,960
2.50%, 02/01/35	15,202	14,526,491
2.50%, 03/01/35	22,273	21,109,386
2.50%, 04/01/35	2,052	1,944,701
2.50%, 05/01/35	2,565	2,431,240
2.50%, 06/01/35	11,313	10,721,487
2.50%, 07/01/35	41,142	38,995,087
2.50%, 08/01/35	31,628	29,974,450
2.50%, 09/01/35	25,799	24,452,677
2.50%, 10/01/35	27,913	26,452,288
2.50%, 11/01/35	5,629	5,333,500
2.50%, 12/01/35	4,417	4,184,339
2.50%, 01/01/36	2,913	2,760,874
2.50%, 02/01/36	8,323	7,886,453
2.50%, 03/01/36	7,837	7,428,083
2.50%, 04/01/36	3,930	3,722,679
2.50%, 06/01/36	3,585	3,396,018
2.50%, 07/01/36	1,076	1,019,116
2.50%, 08/01/36	8,577	8,124,956
2.50%, 02/01/37	1,041	985,609
2.50%, 03/01/37	1,139	1,078,847
2.50%, 04/01/37	2,272	2,150,267
2.50%, 09/19/37(a)	44,366	41,967,463
2.50%, 10/01/42	404	368,570
2.50%, 11/01/42	225	205,502
2.50%, 12/01/42	32	29,627
2.50%, 01/01/43	930	848,243
2.50%, 02/01/43	2,280	2,079,241
2.50%, 03/01/43	1,014	925,008
2.50%, 04/01/43	4,931	4,496,581

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
2.50%, 05/01/43	$485		$441,993
2.50%, 06/01/43	2,850		2,599,117
2.50%, 07/01/43	347		316,497
2.50%, 08/01/43	343		313,084
2.50%, 04/01/45	226		205,072
2.50%, 05/01/45	323		293,127
2.50%, 07/01/45	44		39,463
2.50%, 03/01/46	2,282		2,068,780
2.50%, 05/01/46	54		49,114
2.50%, 06/01/46	340		308,183
2.50%, 07/01/46	69		62,758
2.50%, 08/01/46	482		436,744
2.50%, 09/01/46	231		209,318
2.50%, 10/01/46	159		143,933
2.50%, 11/01/46	7		6,024
2.50%, 12/01/46	288		261,141
2.50%, 01/01/47	45		40,717
2.50%, 02/01/47	2,050		1,857,502
2.50%, 04/01/47	3,638		3,296,411
2.50%, 12/01/47	423		383,461
2.50%, 07/01/49	6,689		6,063,060
2.50%, 03/01/50	34,679		31,302,724
2.50%, 04/01/50	2,753		2,489,581
2.50%, 05/01/50	14,512		13,106,276
2.50%, 06/01/50	49,071		44,134,425
2.50%, 07/01/50	61,304		55,259,364
2.50%, 08/01/50	64,372		58,039,793
2.50%, 09/01/50	258,022		232,506,739
2.50%, 10/01/50	289,562		260,551,012
2.50%, 11/01/50	491,283		441,512,104
2.50%, 12/01/50	122,423		109,904,692
2.50%, 01/01/51	101,873		91,463,853
2.50%, 02/01/51	64,868		58,186,194
2.50%, 03/01/51	1,785		1,604,547
2.50%, 04/01/51	29,231		26,191,639
2.50%, 05/01/51	21,057		18,897,917
2.50%, 06/01/51	1,045		942,617
2.50%, 07/01/51	202,361		181,403,547
2.50%, 08/01/51	190,495		170,873,698
2.50%, 09/01/51	179,783		161,064,780
2.50%, 10/01/51	196,148		175,676,589
2.50%, 11/01/51	88,194		79,039,825
2.50%, 12/01/51	176,059		157,695,488
2.50%, 01/01/52	207,353		185,587,760
2.50%, 02/01/52	44,510		39,854,577
2.50%, 03/01/52	111,044		99,246,150
2.50%, 04/01/52	140,335		125,406,194
2.50%, 05/01/52	4,221		3,778,140
2.50%, 07/01/52	49,765		44,477,940
2.50%, 09/14/52(a)	569,780		508,706,705
3.00%, 09/01/22	0	(c)	3
3.00%, 12/01/22	0	(c)	471
3.00%, 11/01/25	14		14,067
3.00%, 12/01/25	18		17,852
3.00%, 01/01/26	248		242,504
3.00%, 02/01/26	304		298,177
3.00%, 07/01/26	4		3,574
3.00%, 09/01/26	36		35,313
3.00%, 10/01/26	8		8,265
3.00%, 11/01/26	1,032		1,011,617

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/26	$1,876	$1,838,226
3.00%, 01/01/27	1,625	1,592,538
3.00%, 02/01/27	43	42,307
3.00%, 03/01/27	151	147,868
3.00%, 04/01/27	64	62,053
3.00%, 05/01/27	172	168,740
3.00%, 06/01/27	764	748,404
3.00%, 07/01/27	1,491	1,459,941
3.00%, 08/01/27	2,635	2,582,622
3.00%, 09/01/27	3	2,781
3.00%, 10/01/27	411	402,745
3.00%, 11/01/27	3,812	3,736,280
3.00%, 01/01/28	1,152	1,129,355
3.00%, 03/01/28	243	238,040
3.00%, 04/01/28	520	508,549
3.00%, 05/01/28	465	455,787
3.00%, 08/01/28	1,818	1,779,705
3.00%, 09/01/28	272	266,557
3.00%, 11/01/28	2,383	2,335,103
3.00%, 12/01/28	659	644,562
3.00%, 01/01/29	772	757,712
3.00%, 02/01/29	407	397,683
3.00%, 03/01/29	426	416,708
3.00%, 04/01/29	4,478	4,376,980
3.00%, 05/01/29	1,666	1,629,566
3.00%, 06/01/29	690	674,389
3.00%, 07/01/29	761	743,825
3.00%, 08/01/29	1,254	1,224,320
3.00%, 09/01/29	401	391,469
3.00%, 10/01/29	3,027	2,957,374
3.00%, 11/01/29	4,168	4,071,528
3.00%, 12/01/29	301	293,492
3.00%, 01/01/30	551	537,722
3.00%, 02/01/30	2,368	2,313,613
3.00%, 03/01/30	29,662	29,029,977
3.00%, 04/01/30	7,236	7,065,160
3.00%, 05/01/30	4,411	4,308,227
3.00%, 06/01/30	1,934	1,889,127
3.00%, 07/01/30	5,120	5,002,457
3.00%, 08/01/30	540	527,603
3.00%, 09/01/30	2,370	2,315,402
3.00%, 10/01/30	2,625	2,564,730
3.00%, 11/01/30	1,441	1,407,070
3.00%, 01/01/31	4,533	4,426,082
3.00%, 02/01/31	5,681	5,548,553
3.00%, 03/01/31	10,086	9,839,475
3.00%, 04/01/31	1,295	1,260,172
3.00%, 05/01/31	9,733	9,499,286
3.00%, 06/01/31	5,909	5,767,326
3.00%, 07/01/31	703	685,583
3.00%, 08/01/31	147	142,408
3.00%, 09/01/31	7,065	6,896,569
3.00%, 11/01/31	902	880,052
3.00%, 12/01/31	3,283	3,207,511
3.00%, 01/01/32	6,811	6,643,173
3.00%, 02/01/32	11,218	10,941,932
3.00%, 03/01/32	1,592	1,552,625
3.00%, 04/01/32	3,900	3,802,001
3.00%, 05/01/32	1,304	1,272,068
3.00%, 06/01/32	6,901	6,724,858

106	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 07/01/32	$841	$819,622
3.00%, 08/01/32	3,304	3,217,240
3.00%, 09/01/32	10,034	9,796,440
3.00%, 10/01/32	955	927,090
3.00%, 11/01/32	3,857	3,756,746
3.00%, 12/01/32	16,601	16,180,527
3.00%, 01/01/33	1,968	1,917,495
3.00%, 02/01/33	3,417	3,328,544
3.00%, 03/01/33	1,415	1,377,836
3.00%, 04/01/33	346	337,479
3.00%, 05/01/33	2,498	2,423,223
3.00%, 06/01/33	602	586,177
3.00%, 09/01/33	2,251	2,192,203
3.00%, 10/01/33	5,435	5,292,327
3.00%, 02/01/34	5,619	5,481,053
3.00%, 05/01/34	806	783,092
3.00%, 06/01/34	3,817	3,710,217
3.00%, 07/01/34	7,581	7,371,329
3.00%, 08/01/34	2,889	2,808,243
3.00%, 09/01/34	7,421	7,209,892
3.00%, 10/01/34	3,171	3,080,833
3.00%, 11/01/34	6,913	6,721,317
3.00%, 12/01/34	1,668	1,620,898
3.00%, 01/01/35	4,278	4,151,263
3.00%, 02/01/35	10,511	10,213,160
3.00%, 03/01/35	16,328	15,866,128
3.00%, 04/01/35	9,027	8,771,783
3.00%, 05/01/35	2,280	2,212,847
3.00%, 06/01/35	2,188	2,123,518
3.00%, 07/01/35	12,891	12,504,274
3.00%, 08/01/35	898	870,176
3.00%, 09/01/35	608	589,960
3.00%, 10/01/35	1,499	1,454,210
3.00%, 12/01/35	15,622	15,043,163
3.00%, 05/01/36	2,066	2,002,268
3.00%, 07/01/36	926	897,414
3.00%, 09/01/36	5,467	5,296,591
3.00%, 12/01/36	2,621	2,517,301
3.00%, 01/01/37	5,958	5,714,286
3.00%, 02/01/37	6,302	6,044,209
3.00%, 09/19/37(a)	30,150	29,201,924
3.00%, 05/01/41	617	579,659
3.00%, 04/01/42	24	22,835
3.00%, 08/01/42	931	880,439
3.00%, 09/01/42	3,605	3,411,581
3.00%, 10/01/42	4,123	3,901,867
3.00%, 11/01/42	18,352	17,364,709
3.00%, 12/01/42	30,596	28,949,780
3.00%, 01/01/43	15,439	14,607,559
3.00%, 02/01/43	7,185	6,798,438
3.00%, 03/01/43	11,628	10,987,709
3.00%, 04/01/43	12,436	11,765,802
3.00%, 05/01/43	12,649	11,968,998
3.00%, 06/01/43	4,585	4,337,631
3.00%, 07/01/43	3,761	3,558,814
3.00%, 08/01/43	11,838	11,201,843
3.00%, 09/01/43	17,718	16,766,124
3.00%, 10/01/43	610	577,512
3.00%, 11/01/43	55	51,635
3.00%, 12/01/43	641	606,783

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/01/44	$14,228	$13,464,011
3.00%, 02/01/44	14,096	13,338,733
3.00%, 07/01/44	46,250	43,764,293
3.00%, 10/01/44	33,748	31,934,590
3.00%, 11/01/44	4,339	4,105,672
3.00%, 12/01/44	209	196,364
3.00%, 01/01/45	4,347	4,113,234
3.00%, 02/01/45	3,519	3,309,754
3.00%, 03/01/45	927	871,655
3.00%, 04/01/45	2,707	2,544,096
3.00%, 05/01/45	17,435	16,428,074
3.00%, 06/01/45	27	24,811
3.00%, 07/01/45	6,055	5,708,632
3.00%, 08/01/45	7,164	6,769,331
3.00%, 09/01/45	910	856,060
3.00%, 10/01/45	473	444,075
3.00%, 12/01/45	756	711,652
3.00%, 01/01/46	4,547	4,275,705
3.00%, 02/01/46	1,523	1,432,308
3.00%, 03/01/46	703	661,384
3.00%, 04/01/46	3,317	3,118,869
3.00%, 05/01/46	2,718	2,555,014
3.00%, 06/01/46	3,965	3,728,006
3.00%, 07/01/46	69,125	64,985,483
3.00%, 08/01/46	14,719	13,837,333
3.00%, 09/01/46	15,544	14,612,126
3.00%, 10/01/46	42,334	39,765,339
3.00%, 11/01/46	58,995	55,454,231
3.00%, 12/01/46	109,175	102,633,049
3.00%, 01/01/47	53,263	50,073,720
3.00%, 02/01/47	70,559	66,329,964
3.00%, 03/01/47	19,517	18,351,933
3.00%, 04/01/47	22,868	21,496,998
3.00%, 05/01/47	927	871,553
3.00%, 07/01/47	16,947	15,932,232
3.00%, 08/01/47	1,153	1,083,483
3.00%, 09/01/47	432	406,011
3.00%, 10/01/47	383	359,701
3.00%, 11/01/47	160	150,169
3.00%, 12/01/47	18,349	17,249,091
3.00%, 01/01/48	3,163	2,973,438
3.00%, 03/01/48	9,829	9,233,207
3.00%, 04/01/48	31	29,041
3.00%, 05/01/48	232	217,688
3.00%, 07/01/48	2,757	2,592,181
3.00%, 09/01/48	1,964	1,845,967
3.00%, 11/01/48	18,105	17,017,700
3.00%, 02/01/49	2,424	2,278,830
3.00%, 04/01/49	5,502	5,131,575
3.00%, 05/01/49	12,242	11,424,977
3.00%, 06/01/49	2,484	2,316,882
3.00%, 07/01/49	1,829	1,707,154
3.00%, 08/01/49	10,457	9,754,101
3.00%, 09/01/49	16,676	15,552,297
3.00%, 10/01/49	29,899	27,899,030
3.00%, 11/01/49	21,415	19,940,423
3.00%, 12/01/49	20,450	19,067,744
3.00%, 01/01/50	22,508	21,009,799
3.00%, 02/01/50	43,734	40,800,192
3.00%, 03/01/50	73,817	68,785,376

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/01/50	$36,129	$33,664,825
3.00%, 05/01/50	34,560	32,236,807
3.00%, 06/01/50	17,342	16,173,523
3.00%, 07/01/50	69,940	65,301,197
3.00%, 08/01/50	101,034	94,186,118
3.00%, 09/01/50	10,410	9,684,485
3.00%, 10/01/50	34,090	31,680,885
3.00%, 11/01/50	51,629	48,280,034
3.00%, 12/01/50	9,403	8,759,558
3.00%, 01/01/51	4,763	4,431,956
3.00%, 03/01/51	5,481	5,086,703
3.00%, 05/01/51	42,074	39,416,371
3.00%, 06/01/51	20,340	18,921,108
3.00%, 07/01/51	17,412	16,163,723
3.00%, 08/01/51	22,957	21,305,033
3.00%, 10/01/51	7,288	6,772,249
3.00%, 11/01/51	25,837	23,963,817
3.00%, 04/01/52	6,104	5,658,272
3.00%, 09/14/52(a)	119,775	110,857,378
3.50%, 08/01/25	23	23,176
3.50%, 09/01/25	247	244,856
3.50%, 10/01/25	157	155,145
3.50%, 11/01/25	45	44,482
3.50%, 12/01/25	666	659,235
3.50%, 01/01/26	89	88,346
3.50%, 02/01/26	71	70,380
3.50%, 03/01/26	56	55,790
3.50%, 04/01/26	213	209,759
3.50%, 05/01/26	38	37,274
3.50%, 06/01/26	31	31,603
3.50%, 07/01/26	3	2,620
3.50%, 08/01/26	98	96,659
3.50%, 09/01/26	4,347	4,303,692
3.50%, 10/01/26	87	86,852
3.50%, 12/01/26	38	37,584
3.50%, 01/01/27	266	263,481
3.50%, 02/01/27	16	15,722
3.50%, 03/01/27	347	343,700
3.50%, 04/01/27	620	614,112
3.50%, 07/01/27	312	308,698
3.50%, 01/01/28	339	335,849
3.50%, 07/01/28	457	451,935
3.50%, 10/01/28	427	420,130
3.50%, 11/01/28	80	79,332
3.50%, 12/01/28	165	162,373
3.50%, 01/01/29	202	199,660
3.50%, 03/01/29	364	359,856
3.50%, 05/01/29	41	40,260
3.50%, 07/01/29	10	9,797
3.50%, 08/01/29	28	27,568
3.50%, 09/01/29	236	234,083
3.50%, 10/01/29	20	19,462
3.50%, 11/01/29	1,908	1,875,524
3.50%, 12/01/29	1,217	1,203,840
3.50%, 04/01/30	224	221,189
3.50%, 06/01/30	521	512,714
3.50%, 08/01/30	245	242,883
3.50%, 11/01/30	314	310,131
3.50%, 02/01/31	38	37,235
3.50%, 03/01/31	1,474	1,455,958

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/01/31	$450	$444,993
3.50%, 05/01/31	226	223,360
3.50%, 06/01/31	6,394	6,327,356
3.50%, 07/01/31	2,146	2,117,323
3.50%, 08/01/31	1,247	1,232,513
3.50%, 09/01/31	213	210,795
3.50%, 12/01/31	833	823,537
3.50%, 01/01/32	4,489	4,431,820
3.50%, 02/01/32	832	819,656
3.50%, 03/01/32	533	526,922
3.50%, 04/01/32	2,420	2,390,557
3.50%, 05/01/32	4,333	4,285,204
3.50%, 06/01/32	3,988	3,932,729
3.50%, 07/01/32	2,782	2,751,806
3.50%, 08/01/32	1,319	1,303,076
3.50%, 09/01/32	559	553,487
3.50%, 11/01/32	4,570	4,515,117
3.50%, 12/01/32	1,875	1,853,376
3.50%, 01/01/33	936	920,929
3.50%, 02/01/33	1,911	1,887,929
3.50%, 03/01/33	5,418	5,341,843
3.50%, 04/01/33	2,346	2,320,546
3.50%, 05/01/33	659	651,979
3.50%, 09/01/33	1,803	1,783,435
3.50%, 10/01/33	373	369,383
3.50%, 11/01/33	333	329,082
3.50%, 12/01/33	671	664,092
3.50%, 01/01/34	3,231	3,195,266
3.50%, 02/01/34	1,567	1,549,192
3.50%, 03/01/34	4,461	4,409,394
3.50%, 04/01/34	11,579	11,446,324
3.50%, 05/01/34	7,079	6,996,940
3.50%, 06/01/34	2,177	2,152,287
3.50%, 07/01/34	8,166	8,077,677
3.50%, 08/01/34	689	681,269
3.50%, 09/01/34	613	603,426
3.50%, 10/01/34	1,214	1,196,173
3.50%, 11/01/34	8,579	8,482,097
3.50%, 12/01/34	6,571	6,496,067
3.50%, 01/01/35	275	271,973
3.50%, 02/01/35	1,902	1,880,227
3.50%, 03/01/35	3,509	3,468,118
3.50%, 04/01/35	1,071	1,058,421
3.50%, 05/01/35	2,716	2,684,797
3.50%, 06/01/35	9,091	8,957,640
3.50%, 07/01/35	4,048	4,001,194
3.50%, 10/01/35	810	800,322
3.50%, 11/01/35	2,676	2,645,038
3.50%, 12/01/35	2,255	2,229,015
3.50%, 02/01/36	5,199	5,134,570
3.50%, 09/15/37(a)	10,000	9,819,949
3.50%, 01/01/38	3,304	3,227,449
3.50%, 02/01/38	1,941	1,895,783
3.50%, 10/01/40	17	16,895
3.50%, 11/01/40	298	289,394
3.50%, 12/01/40	651	632,365
3.50%, 01/01/41	52	50,907
3.50%, 02/01/41	16	15,472
3.50%, 03/01/41	39	38,254
3.50%, 06/01/41	24	23,497

108	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/01/41	$759	$737,524
3.50%, 10/01/41	11	11,023
3.50%, 11/01/41	176	170,798
3.50%, 12/01/41	271	263,807
3.50%, 01/01/42	1,005	976,521
3.50%, 02/01/42	969	942,527
3.50%, 03/01/42	14,024	13,631,394
3.50%, 04/01/42	351	342,428
3.50%, 05/01/42	2,846	2,767,183
3.50%, 06/01/42	221	214,529
3.50%, 07/01/42	1,839	1,787,623
3.50%, 08/01/42	14,532	14,125,019
3.50%, 09/01/42	4,690	4,558,348
3.50%, 10/01/42	12,396	12,048,562
3.50%, 11/01/42	2,013	1,956,894
3.50%, 12/01/42	11,185	10,858,483
3.50%, 01/01/43	802	779,745
3.50%, 04/01/43	690	670,800
3.50%, 05/01/43	3,157	3,068,568
3.50%, 06/01/43	9,151	8,890,519
3.50%, 07/01/43	3,936	3,830,073
3.50%, 08/01/43	418	405,761
3.50%, 09/01/43	219	212,868
3.50%, 10/01/43	2,305	2,245,591
3.50%, 11/01/43	202	196,126
3.50%, 12/01/43	201	196,089
3.50%, 01/01/44	325	316,625
3.50%, 02/01/44	402	390,746
3.50%, 04/01/44	8,336	8,099,896
3.50%, 05/01/44	2,376	2,313,618
3.50%, 06/01/44	714	691,738
3.50%, 09/01/44	1,443	1,399,848
3.50%, 10/01/44	5,182	5,027,109
3.50%, 11/01/44	16,179	15,675,320
3.50%, 12/01/44	972	941,993
3.50%, 01/01/45	408	396,908
3.50%, 02/01/45	12,201	11,849,195
3.50%, 03/01/45	2,242	2,171,082
3.50%, 04/01/45	2,105	2,039,105
3.50%, 05/01/45	970	938,498
3.50%, 06/01/45	3,452	3,343,916
3.50%, 07/01/45	9,601	9,305,659
3.50%, 08/01/45	17,183	16,695,552
3.50%, 09/01/45	6,385	6,188,492
3.50%, 10/01/45	5,373	5,217,218
3.50%, 11/01/45	9,152	8,864,364
3.50%, 12/01/45	7,612	7,374,127
3.50%, 01/01/46	22,418	21,734,285
3.50%, 02/01/46	35,101	33,990,396
3.50%, 03/01/46	10,514	10,159,198
3.50%, 04/01/46	15,611	15,109,327
3.50%, 05/01/46	4,900	4,732,445
3.50%, 06/01/46	10,093	9,732,699
3.50%, 07/01/46	34,819	33,616,519
3.50%, 08/01/46	3,747	3,616,335
3.50%, 09/01/46	10,752	10,382,009
3.50%, 10/01/46	17,081	16,509,054
3.50%, 11/01/46	19,612	18,947,376
3.50%, 12/01/46	54,594	52,789,305
3.50%, 01/01/47	34,499	33,333,183

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/01/47	$21,450	$20,735,569
3.50%, 03/01/47	1,909	1,851,082
3.50%, 04/01/47	8,532	8,236,130
3.50%, 05/01/47	23,003	22,248,422
3.50%, 06/01/47	11,318	10,923,653
3.50%, 07/01/47	82,459	79,922,694
3.50%, 08/01/47	46,920	45,338,497
3.50%, 09/01/47	14,529	14,026,565
3.50%, 10/01/47	11,246	10,853,058
3.50%, 11/01/47	27,402	26,460,615
3.50%, 12/01/47	38,693	37,374,751
3.50%, 01/01/48	52,933	51,104,671
3.50%, 02/01/48	41,869	40,453,367
3.50%, 03/01/48	39,836	38,476,624
3.50%, 04/01/48	9,098	8,790,754
3.50%, 05/01/48	407	393,193
3.50%, 06/01/48	8,519	8,221,430
3.50%, 07/01/48	18,210	17,584,682
3.50%, 09/01/48	1,773	1,711,538
3.50%, 10/01/48	2,320	2,239,018
3.50%, 11/01/48	25,281	24,405,234
3.50%, 01/01/49	2,530	2,441,546
3.50%, 02/01/49	2,014	1,943,235
3.50%, 03/01/49	3,217	3,092,751
3.50%, 04/01/49	6,731	6,473,913
3.50%, 05/01/49	21,190	20,362,158
3.50%, 06/01/49	22,724	21,867,047
3.50%, 07/01/49	21,733	20,897,619
3.50%, 09/01/49	256	245,076
3.50%, 11/01/49	13,550	13,049,097
3.50%, 12/01/49	13,044	12,544,872
3.50%, 01/01/50	6,901	6,631,448
3.50%, 02/01/50	5,026	4,845,522
3.50%, 03/01/50	5,436	5,256,587
3.50%, 04/01/50	9,715	9,331,138
3.50%, 05/01/50	4,917	4,746,693
3.50%, 06/01/50	30,802	29,644,495
3.50%, 07/01/50	3,893	3,749,471
3.50%, 08/01/50	3,023	2,928,607
3.50%, 09/01/50	3,484	3,360,145
3.50%, 10/01/50	2,236	2,159,045
3.50%, 05/01/51	1,142	1,093,546
3.50%, 08/01/51	1,945	1,859,399
3.50%, 09/01/51	2,636	2,530,470
3.50%, 10/01/51	3,191	3,059,455
3.50%, 05/01/52	19,905	18,981,121
3.50%, 06/01/52	9,864	9,417,648
3.50%, 09/15/52(a)	43,550	41,491,582
4.00%, 04/01/23	1	692
4.00%, 02/01/24	2	1,477
4.00%, 03/01/24	117	117,312
4.00%, 04/01/24	58	58,739
4.00%, 05/01/24	3	3,424
4.00%, 06/01/24	9	9,183
4.00%, 07/01/24	23	23,706
4.00%, 08/01/24	4	3,917
4.00%, 09/01/24	7	6,890
4.00%, 10/01/24	12	12,441
4.00%, 11/01/24	2	2,165
4.00%, 12/01/24	12	12,741

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/01/25	$5	$4,788
4.00%, 02/01/25	7	7,576
4.00%, 03/01/25	20	20,035
4.00%, 04/01/25	16	15,053
4.00%, 05/01/25	25	24,442
4.00%, 06/01/25	6	5,854
4.00%, 07/01/25	71	70,638
4.00%, 08/01/25	2	2,617
4.00%, 09/01/25	429	429,218
4.00%, 10/01/25	490	490,199
4.00%, 11/01/25	219	219,243
4.00%, 12/01/25	7	6,867
4.00%, 01/01/26	15	14,984
4.00%, 03/01/26	361	362,107
4.00%, 05/01/26	10	10,615
4.00%, 06/01/26	1,750	1,752,986
4.00%, 07/01/26	85	84,599
4.00%, 08/01/26	17	17,168
4.00%, 09/01/26	546	546,871
4.00%, 03/01/27	485	487,486
4.00%, 08/01/27	137	137,623
4.00%, 02/01/29	164	163,936
4.00%, 12/01/30	751	749,147
4.00%, 01/01/31	479	477,440
4.00%, 02/01/31	338	336,596
4.00%, 10/01/31	1,070	1,067,301
4.00%, 02/01/32	2,585	2,578,951
4.00%, 04/01/32	8	7,669
4.00%, 05/01/32	1,410	1,416,511
4.00%, 06/01/32	8	7,672
4.00%, 07/01/32	710	712,065
4.00%, 05/01/33	131	131,728
4.00%, 07/01/33	761	770,483
4.00%, 08/01/33	1,256	1,266,437
4.00%, 09/01/33	2,198	2,203,424
4.00%, 10/01/33	433	439,121
4.00%, 11/01/33	73	73,206
4.00%, 12/01/33	2,004	2,006,008
4.00%, 01/01/34	357	357,473
4.00%, 05/01/34	463	467,678
4.00%, 06/01/34	445	450,340
4.00%, 07/01/34	643	646,980
4.00%, 08/01/34	226	226,330
4.00%, 10/01/34	1,171	1,179,938
4.00%, 11/01/35	340	344,691
4.00%, 01/01/36	16	15,808
4.00%, 10/01/37	19,595	19,596,970
4.00%, 06/01/38	317	317,119
4.00%, 03/01/39	16	16,379
4.00%, 04/01/39	35	34,792
4.00%, 05/01/39	387	387,136
4.00%, 07/01/39	20	19,861
4.00%, 08/01/39	352	351,925
4.00%, 09/01/39	31	30,637
4.00%, 10/01/39	2	2,226
4.00%, 11/01/39	104	104,772
4.00%, 12/01/39	4	3,245
4.00%, 02/01/40	18	17,721
4.00%, 05/01/40	18	18,822
4.00%, 07/01/40	44	43,635

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 08/01/40	$1,067	$1,066,149
4.00%, 09/01/40	887	886,843
4.00%, 10/01/40	414	414,893
4.00%, 11/01/40	117	117,180
4.00%, 12/01/40	2,186	2,186,219
4.00%, 01/01/41	2,159	2,157,536
4.00%, 02/01/41	960	960,026
4.00%, 03/01/41	222	222,473
4.00%, 04/01/41	37	37,228
4.00%, 05/01/41	356	355,430
4.00%, 08/01/41	3	2,766
4.00%, 09/01/41	2,451	2,448,592
4.00%, 10/01/41	358	358,158
4.00%, 11/01/41	142	141,523
4.00%, 12/01/41	887	886,640
4.00%, 01/01/42	1,234	1,232,168
4.00%, 02/01/42	225	224,584
4.00%, 03/01/42	6,270	6,256,780
4.00%, 05/01/42	955	953,061
4.00%, 06/01/42	39	39,071
4.00%, 07/01/42	419	419,182
4.00%, 08/01/42	3	2,708
4.00%, 09/01/42	6	5,583
4.00%, 12/01/42	191	191,115
4.00%, 01/01/43	9	8,549
4.00%, 08/01/43	23	22,164
4.00%, 09/01/43	1,373	1,372,372
4.00%, 10/01/43	174	174,604
4.00%, 11/01/43	359	358,130
4.00%, 12/01/43	5	5,231
4.00%, 01/01/44	908	906,106
4.00%, 02/01/44	11	10,640
4.00%, 03/01/44	1,440	1,439,787
4.00%, 04/01/44	1,101	1,100,434
4.00%, 05/01/44	10,358	10,342,491
4.00%, 06/01/44	3,153	3,149,158
4.00%, 07/01/44	8,713	8,708,083
4.00%, 08/01/44	248	247,257
4.00%, 09/01/44	185	183,851
4.00%, 10/01/44	2,223	2,215,671
4.00%, 11/01/44	5,008	4,995,940
4.00%, 12/01/44	2,788	2,781,194
4.00%, 01/01/45	9,630	9,608,538
4.00%, 02/01/45	8,377	8,356,448
4.00%, 03/01/45	13,421	13,397,136
4.00%, 04/01/45	918	910,242
4.00%, 06/01/45	7,560	7,536,237
4.00%, 07/01/45	14,444	14,399,874
4.00%, 08/01/45	343	339,586
4.00%, 09/01/45	14,154	14,039,087
4.00%, 10/01/45	3,658	3,634,662
4.00%, 11/01/45	7,703	7,641,163
4.00%, 12/01/45	816	807,981
4.00%, 01/01/46	2,534	2,514,659
4.00%, 02/01/46	4,121	4,097,065
4.00%, 03/01/46	11,392	11,309,923
4.00%, 04/01/46	7,501	7,433,855
4.00%, 05/01/46	9,340	9,259,421
4.00%, 06/01/46	15,814	15,762,449
4.00%, 07/01/46	1,391	1,377,205

110	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 08/01/46	$8,751		$8,681,208
4.00%, 09/01/46	11,070		11,009,469
4.00%, 10/01/46	3,096		3,087,817
4.00%, 11/01/46	9,585		9,525,876
4.00%, 01/01/47	3,918		3,885,401
4.00%, 02/01/47	3,352		3,322,320
4.00%, 03/01/47	8,997		8,906,779
4.00%, 04/01/47	10,613		10,502,482
4.00%, 05/01/47	9,595		9,504,933
4.00%, 06/01/47	18,721		18,536,028
4.00%, 07/01/47	10,046		9,946,769
4.00%, 08/01/47	25,467		25,217,315
4.00%, 09/01/47	25,621		25,374,992
4.00%, 10/01/47	23,280		23,058,863
4.00%, 11/01/47	14,215		14,084,628
4.00%, 12/01/47	9,170		9,089,100
4.00%, 01/01/48	9,735		9,638,545
4.00%, 02/01/48	44,306		43,889,586
4.00%, 03/01/48	3,215		3,180,232
4.00%, 04/01/48	13,980		13,838,263
4.00%, 05/01/48	6,364		6,288,864
4.00%, 06/01/48	1,681		1,668,692
4.00%, 07/01/48	12,707		12,595,576
4.00%, 08/01/48	3,997		3,966,219
4.00%, 09/01/48	2,971		2,940,015
4.00%, 10/01/48	9,433		9,337,323
4.00%, 11/01/48	5,888		5,823,196
4.00%, 12/01/48	9,476		9,370,064
4.00%, 01/01/49	11,176		11,068,952
4.00%, 02/01/49	5,500		5,444,620
4.00%, 03/01/49	12,495		12,337,738
4.00%, 04/01/49	9,756		9,654,441
4.00%, 05/01/49	9,531		9,417,397
4.00%, 06/01/49	33,801		33,413,863
4.00%, 07/01/49	29,563		29,399,588
4.00%, 09/01/49	13,964		13,791,546
4.00%, 11/01/49	2,006		1,986,122
4.00%, 12/01/49	19,996		19,752,702
4.00%, 01/01/50	3,391		3,359,200
4.00%, 03/01/50	3,042		2,986,244
4.00%, 04/01/50	4,126		4,064,548
4.00%, 05/01/50	4,505		4,435,673
4.00%, 07/01/50	843		829,992
4.00%, 12/01/50	5,201		5,120,663
4.00%, 05/01/51	915		896,970
4.00%, 06/01/52	6,932		6,822,352
4.00%, 09/14/52(a)	108,269		105,672,235
4.50%, 04/01/23	1		1,293
4.50%, 05/01/23	0	(c)	166
4.50%, 06/01/23	4		4,831
4.50%, 01/01/24	0	(c)	238
4.50%, 02/01/24	0	(c)	449
4.50%, 03/01/24	12		11,855
4.50%, 03/01/24	0	(c)	197
4.50%, 04/01/24	0		197
4.50%, 07/01/24	2		2,225
4.50%, 08/01/24	2		2,233
4.50%, 10/01/24	196		196,941
4.50%, 11/01/24	2		2,373
4.50%, 12/01/24	16		16,051

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 01/01/25	$1		$1,177
4.50%, 02/01/25	262		263,188
4.50%, 04/01/25	328		332,008
4.50%, 05/01/25	15		14,918
4.50%, 06/01/25	287		290,196
4.50%, 09/01/25	10		10,519
4.50%, 04/01/26	9		9,347
4.50%, 10/01/26	1,242		1,254,254
4.50%, 01/01/27	135		136,362
4.50%, 11/01/28	1		1,022
4.50%, 08/01/31	1,503		1,519,282
4.50%, 08/01/33	35		36,050
4.50%, 09/01/33	7		7,126
4.50%, 10/01/33	16		17,433
4.50%, 11/01/33	26		26,733
4.50%, 12/01/33	520		528,013
4.50%, 01/01/34	1,645		1,669,800
4.50%, 02/01/34	322		326,802
4.50%, 04/01/34	2		1,616
4.50%, 05/01/34	10		10,001
4.50%, 06/01/34	549		557,984
4.50%, 07/01/34	1		511
4.50%, 08/01/34	1,433		1,451,559
4.50%, 09/01/34	320		324,473
4.50%, 12/01/34	3		3,283
4.50%, 01/01/35	1		867
4.50%, 02/01/35	0	(c)	440
4.50%, 03/01/35	1		1,509
4.50%, 05/01/35	0	(c)	201
4.50%, 07/01/35	0	(c)	370
4.50%, 08/01/35	1		1,254
4.50%, 09/01/35	9		8,986
4.50%, 10/01/35	2		1,713
4.50%, 12/01/35	38		39,023
4.50%, 01/01/36	1		562
4.50%, 03/01/36	2		2,126
4.50%, 07/01/37	4		3,809
4.50%, 03/01/38	3		3,050
4.50%, 04/01/38	110		112,730
4.50%, 05/01/38	43		44,203
4.50%, 06/01/38	18		18,566
4.50%, 09/01/38	12,289		12,500,356
4.50%, 11/01/38	3		3,238
4.50%, 01/01/39	10		10,381
4.50%, 02/01/39	792		808,077
4.50%, 03/01/39	50		50,552
4.50%, 04/01/39	1,555		1,587,678
4.50%, 05/01/39	903		922,618
4.50%, 06/01/39	166		168,610
4.50%, 07/01/39	182		185,129
4.50%, 08/01/39	2,563		2,617,695
4.50%, 09/01/39	78		79,883
4.50%, 10/01/39	5,840		5,962,149
4.50%, 11/01/39	32		32,115
4.50%, 12/01/39	356		363,722
4.50%, 01/01/40	1,676		1,711,354
4.50%, 02/01/40	354		361,038
4.50%, 03/01/40	284		290,742
4.50%, 04/01/40	105		107,762
4.50%, 05/01/40	164		167,810

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 06/01/40	$30	$31,107
4.50%, 07/01/40	55	55,597
4.50%, 08/01/40	132	135,195
4.50%, 09/01/40	2,185	2,230,881
4.50%, 10/01/40	300	306,440
4.50%, 12/01/40	2,262	2,309,538
4.50%, 01/01/41	2,275	2,322,697
4.50%, 02/01/41	440	447,840
4.50%, 03/01/41	955	975,017
4.50%, 04/01/41	15,803	16,134,154
4.50%, 05/01/41	13,434	13,716,123
4.50%, 06/01/41	5,577	5,693,478
4.50%, 07/01/41	339	345,677
4.50%, 08/01/41	3,575	3,650,065
4.50%, 09/01/41	6,001	6,127,191
4.50%, 10/01/41	105	108,008
4.50%, 11/01/41	283	289,380
4.50%, 12/01/41	3,276	3,376,823
4.50%, 01/01/42	3,041	3,105,496
4.50%, 04/01/42	116	118,278
4.50%, 07/01/42	2,973	3,034,498
4.50%, 09/01/42	1,562	1,595,265
4.50%, 10/01/42	2,092	2,136,358
4.50%, 01/01/43	159	161,881
4.50%, 09/01/43	2,962	3,045,804
4.50%, 10/01/43	870	888,524
4.50%, 11/01/43	2,046	2,088,119
4.50%, 12/01/43	1,516	1,558,389
4.50%, 01/01/44	313	319,408
4.50%, 02/01/44	445	454,948
4.50%, 03/01/44	7,774	7,939,635
4.50%, 04/01/44	1,444	1,481,828
4.50%, 05/01/44	590	600,567
4.50%, 06/01/44	1,571	1,604,308
4.50%, 07/01/44	244	248,803
4.50%, 08/01/44	1,060	1,081,705
4.50%, 09/01/44	38	38,588
4.50%, 10/01/44	241	246,027
4.50%, 11/01/44	60	62,184
4.50%, 12/01/44	8,430	8,597,633
4.50%, 01/01/45	994	1,013,586
4.50%, 02/01/45	9,805	9,987,288
4.50%, 03/01/45	1,353	1,370,457
4.50%, 04/01/45	5	4,699
4.50%, 08/01/45	2,334	2,379,930
4.50%, 09/01/45	396	403,529
4.50%, 10/01/45	6,202	6,362,272
4.50%, 11/01/45	478	487,317
4.50%, 12/01/45	136	138,063
4.50%, 01/01/46	83	84,260
4.50%, 02/01/46	7,612	7,766,342
4.50%, 03/01/46	23,473	23,967,032
4.50%, 04/01/46	5,606	5,713,684
4.50%, 05/01/46	1,174	1,195,572
4.50%, 06/01/46	1,329	1,356,562
4.50%, 07/01/46	929	945,412
4.50%, 08/01/46	6,826	6,951,946
4.50%, 09/01/46	206	208,912
4.50%, 10/01/46	772	780,604
4.50%, 11/01/46	96	96,957

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 12/01/46	$735		$742,850
4.50%, 01/01/47	716		722,745
4.50%, 02/01/47	460		465,073
4.50%, 03/01/47	1,329		1,347,290
4.50%, 04/01/47	3,501		3,538,048
4.50%, 05/01/47	1,755		1,779,117
4.50%, 06/01/47	6,213		6,262,839
4.50%, 07/01/47	1,688		1,703,428
4.50%, 08/01/47	6,033		6,166,716
4.50%, 09/01/47	4,401		4,438,690
4.50%, 10/01/47	7,018		7,109,170
4.50%, 11/01/47	2,580		2,614,794
4.50%, 12/01/47	679		685,109
4.50%, 01/01/48	1,857		1,875,387
4.50%, 02/01/48	4,706		4,775,946
4.50%, 03/01/48	706		717,137
4.50%, 04/01/48	8,623		8,674,006
4.50%, 05/01/48	5,565		5,623,270
4.50%, 06/01/48	3,368		3,390,084
4.50%, 07/01/48	3,685		3,709,090
4.50%, 08/01/48	29,722		29,993,793
4.50%, 09/01/48	6,853		6,916,769
4.50%, 10/01/48	13,155		13,237,919
4.50%, 11/01/48	6,591		6,669,966
4.50%, 12/01/48	31,126		31,342,683
4.50%, 01/01/49	19,440		19,591,574
4.50%, 02/01/49	12,107		12,235,095
4.50%, 03/01/49	6,396		6,415,854
4.50%, 04/01/49	13,943		14,079,992
4.50%, 05/01/49	6,253		6,285,756
4.50%, 07/01/49	1,674		1,679,522
4.50%, 08/01/49	2,116		2,122,732
4.50%, 09/01/49	3,960		3,973,849
4.50%, 10/01/49	1,952		1,959,652
4.50%, 11/01/49	970		974,010
4.50%, 12/01/49	13,946		14,174,366
4.50%, 01/01/50	2,436		2,445,954
4.50%, 02/01/50	5,950		5,961,084
4.50%, 03/01/50	7,214		7,251,343
4.50%, 04/01/50	6,893		6,873,648
4.50%, 09/01/50	921		925,799
4.50%, 06/01/52	4,141		4,118,710
4.50%, 09/14/52(a)	33,125		32,923,145
5.00%, 01/01/23	0	(c)	72
5.00%, 05/01/23	0	(c)	76
5.00%, 06/01/23	0	(c)	613
5.00%, 07/01/23	99		99,557
5.00%, 08/01/23	0	(c)	126
5.00%, 09/01/23	4		3,817
5.00%, 10/01/23	0	(c)	153
5.00%, 11/01/23	0	(c)	351
5.00%, 12/01/23	6		5,893
5.00%, 01/01/24	0	(c)	267
5.00%, 02/01/24	0	(c)	1
5.00%, 12/01/24	1		1,386
5.00%, 05/01/25	5		4,712
5.00%, 09/01/25	2		1,587
5.00%, 11/01/32	2		1,977
5.00%, 03/01/33	2		2,547
5.00%, 05/01/33	22		23,473

112	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 06/01/33	$3		$2,689
5.00%, 07/01/33	97		99,968
5.00%, 08/01/33	365		378,204
5.00%, 09/01/33	48		49,791
5.00%, 10/01/33	1		735
5.00%, 11/01/33	1,630		1,683,088
5.00%, 02/01/34	3		3,296
5.00%, 03/01/34	25		25,679
5.00%, 04/01/34	21		22,249
5.00%, 05/01/34	662		683,421
5.00%, 06/01/34	1		647
5.00%, 07/01/34	9		9,504
5.00%, 08/01/34	25		25,579
5.00%, 09/01/34	4		4,576
5.00%, 10/01/34	9		9,370
5.00%, 12/01/34	226		233,600
5.00%, 01/01/35	148		152,550
5.00%, 02/01/35	847		875,681
5.00%, 03/01/35	45		46,952
5.00%, 04/01/35	11		11,636
5.00%, 05/01/35	8		8,027
5.00%, 06/01/35	86		88,868
5.00%, 07/01/35	95		98,412
5.00%, 08/01/35	60		61,552
5.00%, 09/01/35	129		132,443
5.00%, 10/01/35	45		46,726
5.00%, 11/01/35	436		454,984
5.00%, 12/01/35	5		5,425
5.00%, 01/01/36	16		16,891
5.00%, 02/01/36	9		8,981
5.00%, 03/01/36	551		570,717
5.00%, 04/01/36	1		955
5.00%, 05/01/36	427		442,179
5.00%, 06/01/36	43		44,980
5.00%, 07/01/36	25		25,683
5.00%, 08/01/36	1		808
5.00%, 11/01/36	3		2,701
5.00%, 12/01/36	2		1,817
5.00%, 02/01/37	15		15,179
5.00%, 03/01/37	9		9,164
5.00%, 04/01/37	2		1,894
5.00%, 05/01/37	10		10,666
5.00%, 06/01/37	7		6,986
5.00%, 07/01/37	434		448,689
5.00%, 01/01/38	6		6,091
5.00%, 02/01/38	704		728,456
5.00%, 03/01/38	42		43,297
5.00%, 04/01/38	95		101,482
5.00%, 05/01/38	23		23,788
5.00%, 06/01/38	3		2,756
5.00%, 07/01/38	71		74,000
5.00%, 11/01/38	0	(c)	91
5.00%, 12/01/38	4		4,637
5.00%, 01/01/39	210		220,055
5.00%, 02/01/39	35		36,859
5.00%, 03/01/39	469		487,957
5.00%, 04/01/39	3,788		3,953,179
5.00%, 05/01/39	878		915,851
5.00%, 06/01/39	784		810,567
5.00%, 07/01/39	33		33,878

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 08/01/39	$244	$254,212
5.00%, 09/01/39	475	495,727
5.00%, 10/01/39	358	372,963
5.00%, 11/01/39	61	63,967
5.00%, 12/01/39	614	640,071
5.00%, 01/01/40	112	116,892
5.00%, 02/01/40	52	54,186
5.00%, 03/01/40	266	277,618
5.00%, 04/01/40	1,030	1,076,042
5.00%, 05/01/40	8,961	9,357,480
5.00%, 06/01/40	228	239,231
5.00%, 07/01/40	1,060	1,107,209
5.00%, 08/01/40	5,784	6,033,347
5.00%, 09/01/40	744	776,801
5.00%, 10/01/40	129	135,112
5.00%, 11/01/40	18	18,627
5.00%, 12/01/40	1,657	1,730,767
5.00%, 01/01/41	213	222,288
5.00%, 02/01/41	515	537,106
5.00%, 03/01/41	1,555	1,623,633
5.00%, 04/01/41	2,674	2,791,604
5.00%, 05/01/41	7,624	7,961,124
5.00%, 06/01/41	1,107	1,155,812
5.00%, 07/01/41	543	566,758
5.00%, 08/01/41	1,258	1,313,048
5.00%, 11/01/41	118	122,983
5.00%, 04/01/42	406	424,238
5.00%, 08/01/43	26	27,250
5.00%, 09/01/43	608	636,263
5.00%, 10/01/43	1,029	1,076,411
5.00%, 11/01/43	43	44,861
5.00%, 12/01/43	141	147,060
5.00%, 01/01/44	1,687	1,764,475
5.00%, 03/01/44	563	583,217
5.00%, 06/01/44	160	165,778
5.00%, 07/01/44	61	62,969
5.00%, 08/01/44	134	138,346
5.00%, 09/01/44	959	992,123
5.00%, 11/01/44	419	433,165
5.00%, 01/01/45	8	8,189
5.00%, 07/01/45	3,437	3,588,976
5.00%, 03/01/47	64	65,319
5.00%, 04/01/47	91	92,929
5.00%, 05/01/47	783	803,021
5.00%, 07/01/47	671	698,140
5.00%, 08/01/47	176	179,152
5.00%, 09/01/47	990	1,010,171
5.00%, 10/01/47	501	511,776
5.00%, 11/01/47	84	85,932
5.00%, 02/01/48	787	802,858
5.00%, 03/01/48	1,532	1,563,742
5.00%, 04/01/48	1,979	2,028,821
5.00%, 06/01/48	1,998	2,041,757
5.00%, 07/01/48	4,171	4,277,591
5.00%, 08/01/48	5,787	5,932,819
5.00%, 09/01/48	6,009	6,168,105
5.00%, 10/01/48	3,502	3,597,020
5.00%, 11/01/48	2,449	2,516,823
5.00%, 12/01/48	1,528	1,563,922
5.00%, 01/01/49	11,263	11,533,560

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 02/01/49	$6,408		$6,565,536
5.00%, 03/01/49	5,215		5,330,651
5.00%, 04/01/49	7,975		8,157,216
5.00%, 05/01/49	1,911		1,968,683
5.00%, 07/01/49	8,257		8,445,340
5.00%, 08/01/49	2,760		2,816,531
5.00%, 09/01/49	1,317		1,349,385
5.00%, 10/01/49	4,497		4,589,593
5.00%, 11/01/49	1,192		1,216,000
5.00%, 03/01/50	470		479,893
5.00%, 05/01/50	614		622,062
5.00%, 01/01/51	1,159		1,175,206
5.00%, 09/15/52(a)	1,500		1,513,711
5.50%, 11/01/22	0	(c)	54
5.50%, 02/01/23	0	(c)	384
5.50%, 09/01/23	0	(c)	100
5.50%, 10/01/23	0	(c)	174
5.50%, 11/01/23	0	(c)	318
5.50%, 12/01/23	0	(c)	260
5.50%, 01/01/25	0	(c)	79
5.50%, 05/01/25	0	(c)	70
5.50%, 03/01/28	225		226,415
5.50%, 10/01/28	0	(c)	295
5.50%, 12/01/28	0	(c)	180
5.50%, 07/01/29	1		1,474
5.50%, 04/01/31	2		1,705
5.50%, 12/01/31	14		15,180
5.50%, 01/01/32	6		6,442
5.50%, 02/01/32	2		1,982
5.50%, 11/01/32	2		2,537
5.50%, 12/01/32	6		6,543
5.50%, 01/01/33	27		27,527
5.50%, 02/01/33	6		6,667
5.50%, 03/01/33	28		29,001
5.50%, 04/01/33	67		70,718
5.50%, 05/01/33	604		633,122
5.50%, 06/01/33	43		46,532
5.50%, 07/01/33	130		135,847
5.50%, 08/01/33	1		1,297
5.50%, 09/01/33	5		5,925
5.50%, 10/01/33	248		260,472
5.50%, 11/01/33	1,161		1,217,998
5.50%, 12/01/33	1		1,022
5.50%, 01/01/34	39		40,507
5.50%, 02/01/34	26		26,316
5.50%, 03/01/34	11		12,270
5.50%, 04/01/34	57		60,224
5.50%, 05/01/34	53		55,617
5.50%, 06/01/34	26		25,967
5.50%, 07/01/34	17		17,321
5.50%, 09/01/34	853		896,848
5.50%, 10/01/34	1		757
5.50%, 11/01/34	24		24,910
5.50%, 12/01/34	18		18,245
5.50%, 01/01/35	40		42,584
5.50%, 02/01/35	70		74,411
5.50%, 03/01/35	29		31,220
5.50%, 04/01/35	24		25,205
5.50%, 05/01/35	13		12,929
5.50%, 06/01/35	23		24,964

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 07/01/35	$24	$25,548
5.50%, 08/01/35	10	10,531
5.50%, 09/01/35	205	216,340
5.50%, 10/01/35	14	13,926
5.50%, 11/01/35	36	38,576
5.50%, 12/01/35	45	48,653
5.50%, 01/01/36	17	17,773
5.50%, 02/01/36	66	69,459
5.50%, 03/01/36	1	618
5.50%, 04/01/36	1,386	1,465,804
5.50%, 05/01/36	344	363,727
5.50%, 06/01/36	1	819
5.50%, 07/01/36	12	12,886
5.50%, 08/01/36	27	28,970
5.50%, 09/01/36	2,253	2,364,030
5.50%, 10/01/36	13	13,909
5.50%, 11/01/36	18	19,280
5.50%, 12/01/36	28	29,287
5.50%, 01/01/37	28	30,039
5.50%, 02/01/37	67	70,604
5.50%, 03/01/37	42	44,791
5.50%, 04/01/37	8	8,972
5.50%, 05/01/37	258	274,096
5.50%, 06/01/37	153	163,443
5.50%, 07/01/37	21	24,927
5.50%, 08/01/37	1,793	1,897,688
5.50%, 09/01/37	1	535
5.50%, 10/01/37	3	3,320
5.50%, 11/01/37	11	11,563
5.50%, 12/01/37	61	64,865
5.50%, 01/01/38	14	14,060
5.50%, 02/01/38	35	35,882
5.50%, 03/01/38	748	793,128
5.50%, 04/01/38	69	72,676
5.50%, 05/01/38	218	230,227
5.50%, 06/01/38	259	272,483
5.50%, 07/01/38	530	562,607
5.50%, 08/01/38	61	64,571
5.50%, 09/01/38	7	7,486
5.50%, 10/01/38	3	3,183
5.50%, 11/01/38	1,047	1,109,160
5.50%, 12/01/38	37	37,558
5.50%, 01/01/39	37	38,605
5.50%, 02/01/39	39	41,556
5.50%, 03/01/39	12	13,108
5.50%, 04/01/39	19	20,888
5.50%, 06/01/39	156	164,759
5.50%, 07/01/39	18	18,854
5.50%, 08/01/39	1	1,306
5.50%, 09/01/39	27	29,029
5.50%, 10/01/39	7	7,008
5.50%, 11/01/39	32	34,058
5.50%, 12/01/39	75	78,225
5.50%, 01/01/40	37	39,688
5.50%, 03/01/40	62	65,323
5.50%, 05/01/40	141	148,944
5.50%, 06/01/40	81	85,943
5.50%, 07/01/40	1,800	1,906,141
5.50%, 09/01/40	4,336	4,592,035
5.50%, 07/01/41	296	313,027

114	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 09/01/41	$7,527		$7,927,981
5.50%, 05/01/44	5,599		5,928,874
5.50%, 01/01/47	1,917		2,027,143
5.50%, 06/01/48	100		104,370
5.50%, 11/01/48	81		83,596
5.50%, 12/01/48	327		339,087
5.50%, 02/01/49	571		598,313
5.50%, 03/01/49	122		126,503
6.00%, 05/01/24	0	(c)	25
6.00%, 12/01/24	0	(c)	308
6.00%, 03/01/28	1		537
6.00%, 04/01/28	0	(c)	85
6.00%, 11/01/28	0	(c)	574
6.00%, 12/01/28	0	(c)	1,401
6.00%, 01/01/29	2		2,649
6.00%, 02/01/29	6		7,028
6.00%, 03/01/29	2		2,177
6.00%, 04/01/29	3		2,652
6.00%, 05/01/29	0	(c)	187
6.00%, 06/01/29	1		878
6.00%, 07/01/29	2		1,803
6.00%, 04/01/30	1		1,146
6.00%, 04/01/31	1		1,077
6.00%, 05/01/31	5		5,594
6.00%, 11/01/31	7		7,314
6.00%, 02/01/32	3		2,839
6.00%, 03/01/32	2		2,356
6.00%, 04/01/32	4		4,477
6.00%, 06/01/32	1		1,364
6.00%, 09/01/32	3		3,073
6.00%, 11/01/32	35		37,894
6.00%, 12/01/32	26		26,942
6.00%, 01/01/33	25		25,468
6.00%, 02/01/33	6		6,950
6.00%, 03/01/33	21		21,904
6.00%, 05/01/33	2		2,546
6.00%, 10/01/33	3		2,758
6.00%, 11/01/33	2		1,575
6.00%, 12/01/33	20		20,686
6.00%, 02/01/34	4		4,581
6.00%, 03/01/34	1,553		1,649,399
6.00%, 04/01/34	3		2,754
6.00%, 05/01/34	248		263,147
6.00%, 08/01/34	336		357,682
6.00%, 09/01/34	18		18,501
6.00%, 10/01/34	15		16,395
6.00%, 11/01/34	102		108,158
6.00%, 12/01/34	6		5,801
6.00%, 01/01/35	29		30,709
6.00%, 02/01/35	11		11,800
6.00%, 04/01/35	3		3,685
6.00%, 06/01/35	9		9,972
6.00%, 07/01/35	95		101,166
6.00%, 09/01/35	14		14,478
6.00%, 10/01/35	40		42,562
6.00%, 12/01/35	37		38,747
6.00%, 01/01/36	7		7,099
6.00%, 02/01/36	2		2,091
6.00%, 03/01/36	1		980
6.00%, 05/01/36	25		27,235

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 06/01/36	$518		$554,016
6.00%, 07/01/36	10		10,859
6.00%, 08/01/36	489		523,322
6.00%, 10/01/36	19		20,062
6.00%, 11/01/36	37		39,879
6.00%, 12/01/36	11		11,843
6.00%, 01/01/37	3		3,360
6.00%, 02/01/37	74		76,542
6.00%, 03/01/37	32		33,592
6.00%, 04/01/37	16		18,085
6.00%, 06/01/37	30		32,541
6.00%, 07/01/37	23		25,811
6.00%, 08/01/37	18		18,232
6.00%, 09/01/37	13		14,814
6.00%, 10/01/37	7		7,309
6.00%, 11/01/37	36		37,716
6.00%, 12/01/37	28		31,384
6.00%, 01/01/38	99		105,368
6.00%, 02/01/38	40		43,232
6.00%, 03/01/38	365		391,404
6.00%, 04/01/38	27		29,054
6.00%, 05/01/38	910		975,829
6.00%, 07/01/38	20		20,562
6.00%, 08/01/38	98		102,379
6.00%, 09/01/38	28		30,222
6.00%, 10/01/38	15		16,780
6.00%, 11/01/38	11		11,496
6.00%, 12/01/38	7		7,312
6.00%, 06/01/39	2,693		2,878,636
6.00%, 09/01/39	2		1,967
6.00%, 10/01/39	217		231,778
6.00%, 04/01/40	35		37,986
6.00%, 09/01/40	4		4,619
6.00%, 10/01/40	49		52,944
6.00%, 07/01/41	758		811,208
6.00%, 02/01/49	1,142		1,223,048
6.50%, 08/01/23	0	(c)	176
6.50%, 09/01/23	0	(c)	15
6.50%, 12/01/23	0	(c)	176
6.50%, 01/01/24	0	(c)	366
6.50%, 03/01/24	0	(c)	15
6.50%, 04/01/24	0	(c)	19
6.50%, 06/01/24	0	(c)	140
6.50%, 10/01/24	0	(c)	16
6.50%, 11/01/24	0	(c)	101
6.50%, 06/01/25	0	(c)	139
6.50%, 08/01/25	0	(c)	161
6.50%, 12/01/25	0	(c)	154
6.50%, 01/01/26	2		1,660
6.50%, 02/01/26	0	(c)	188
6.50%, 03/01/26	0	(c)	393
6.50%, 04/01/26	0	(c)	308
6.50%, 05/01/26	0	(c)	280
6.50%, 06/01/26	0	(c)	67
6.50%, 09/01/26	1		631
6.50%, 11/01/26	0	(c)	105
6.50%, 03/01/27	0	(c)	298
6.50%, 04/01/27	0	(c)	165
6.50%, 09/01/27	0	(c)	9
6.50%, 11/01/27	0	(c)	108

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 12/01/27	$2		$1,894
6.50%, 01/01/28	1		612
6.50%, 02/01/28	0	(c)	77
6.50%, 04/01/28	2		2,076
6.50%, 05/01/28	1		934
6.50%, 08/01/28	5		5,935
6.50%, 09/01/28	1		1,412
6.50%, 10/01/28	1		1,895
6.50%, 11/01/28	0	(c)	682
6.50%, 12/01/28	1		1,425
6.50%, 01/01/29	2		2,066
6.50%, 02/01/29	2		2,255
6.50%, 03/01/29	5		4,669
6.50%, 04/01/29	1		1,477
6.50%, 05/01/29	2		1,464
6.50%, 06/01/29	14		14,379
6.50%, 07/01/29	2		3,176
6.50%, 08/01/29	0	(c)	309
6.50%, 09/01/29	1		663
6.50%, 11/01/29	0	(c)	205
6.50%, 05/01/30	0	(c)	149
6.50%, 10/01/30	0	(c)	27
6.50%, 12/01/30	1		673
6.50%, 01/01/31	0	(c)	115
6.50%, 03/01/31	1		763
6.50%, 04/01/31	2		2,548
6.50%, 05/01/31	5		5,231
6.50%, 06/01/31	0	(c)	97
6.50%, 07/01/31	3		3,191
6.50%, 08/01/31	2		1,690
6.50%, 09/01/31	3		3,433
6.50%, 10/01/31	6		6,796
6.50%, 11/01/31	2		2,222
6.50%, 12/01/31	5		4,223
6.50%, 02/01/32	2		3,493
6.50%, 03/01/32	11		12,019
6.50%, 04/01/32	1		774
6.50%, 05/01/32	6		6,331
6.50%, 06/01/32	2		2,692
6.50%, 07/01/32	7		7,649
6.50%, 08/01/32	17		17,961
6.50%, 09/01/32	14		14,358
6.50%, 11/01/32	0	(c)	358
6.50%, 01/01/33	1		559
6.50%, 03/01/33	5		5,200
6.50%, 05/01/33	1		1,022
6.50%, 06/01/33	6		6,075
6.50%, 07/01/33	0	(c)	79
6.50%, 09/01/33	0	(c)	233
6.50%, 11/01/33	5		5,074
6.50%, 01/01/34	8		9,111
6.50%, 03/01/34	0	(c)	312
6.50%, 05/01/34	15		16,280
6.50%, 08/01/34	10		10,423
6.50%, 09/01/34	21		21,806
6.50%, 10/01/34	3		2,865
6.50%, 11/01/34	1		1,044
6.50%, 04/01/35	3		3,325
6.50%, 02/01/36	6		6,414
6.50%, 05/01/36	1		976

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 06/01/36	$0	(c)	$476
6.50%, 07/01/36	1		1,621
6.50%, 08/01/36	39		43,162
6.50%, 09/01/36	162		176,059
6.50%, 10/01/36	32		34,331
6.50%, 11/01/36	0	(c)	389
6.50%, 12/01/36	30		32,392
6.50%, 02/01/37	6		6,830
6.50%, 03/01/37	3		2,978
6.50%, 06/01/37	1		710
6.50%, 07/01/37	45		48,265
6.50%, 08/01/37	1,341		1,457,480
6.50%, 09/01/37	10		10,508
6.50%, 10/01/37	90		98,132
6.50%, 11/01/37	20		21,069
6.50%, 12/01/37	53		57,691
6.50%, 01/01/38	5		5,082
6.50%, 02/01/38	8		8,664
6.50%, 03/01/38	17		18,025
6.50%, 05/01/38	41		44,006
6.50%, 06/01/38	12		13,143
6.50%, 09/01/38	4		4,915
6.50%, 12/01/38	6		6,488
6.50%, 01/01/39	8		8,767
6.50%, 03/01/39	4		4,255
6.50%, 05/01/39	3		3,035
6.50%, 10/01/39	1,288		1,404,530
6.50%, 05/01/40	861		938,288
7.00%, 06/01/23	0	(c)	7
7.00%, 07/01/23	0	(c)	294
7.00%, 09/01/23	0	(c)	24
7.00%, 10/01/23	0	(c)	246
7.00%, 12/01/23	0	(c)	152
7.00%, 01/01/24	0	(c)	50
7.00%, 02/01/24	1		1,215
7.00%, 03/01/24	0	(c)	235
7.00%, 05/01/24	1		1,197
7.00%, 10/01/24	0	(c)	15
7.00%, 11/01/24	0	(c)	220
7.00%, 07/01/25	0	(c)	6
7.00%, 08/01/25	0	(c)	204
7.00%, 09/01/25	0	(c)	114
7.00%, 10/01/25	0	(c)	134
7.00%, 12/01/25	2		2,346
7.00%, 02/01/26	0	(c)	627
7.00%, 03/01/26	0	(c)	397
7.00%, 04/01/26	0	(c)	97
7.00%, 05/01/26	0	(c)	1,329
7.00%, 08/01/26	0	(c)	144
7.00%, 11/01/26	2		2,542
7.00%, 02/01/27	0	(c)	35
7.00%, 04/01/27	0	(c)	155
7.00%, 07/01/27	0	(c)	305
7.00%, 08/01/27	2		1,553
7.00%, 09/01/27	1		884
7.00%, 11/01/27	0	(c)	203
7.00%, 12/01/27	0	(c)	194
7.00%, 03/01/28	1		641
7.00%, 04/01/28	2		2,160
7.00%, 07/01/28	1		976

116	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 08/01/28	$0	(c)	$379
7.00%, 01/01/29	0	(c)	488
7.00%, 02/01/29	0	(c)	826
7.00%, 05/01/29	1		717
7.00%, 06/01/29	1		641
7.00%, 07/01/29	0	(c)	53
7.00%, 08/01/29	1		1,411
7.00%, 10/01/29	0	(c)	157
7.00%, 01/01/30	0	(c)	85
7.00%, 02/01/30	0	(c)	249
7.00%, 09/01/30	1		666
7.00%, 11/01/30	3		3,137
7.00%, 12/01/30	0	(c)	120
7.00%, 02/01/31	0	(c)	169
7.00%, 09/01/31	1		858
7.00%, 11/01/31	0	(c)	51
7.00%, 03/01/32	4		4,670
7.00%, 04/01/32	28		31,360
7.00%, 05/01/32	11		11,697
7.00%, 07/01/32	0	(c)	534
7.00%, 08/01/32	1		996
7.00%, 10/01/32	0	(c)	821
7.00%, 12/01/32	10		10,855
7.00%, 01/01/36	2		2,549
7.00%, 07/01/36	1		885
7.00%, 08/01/36	1		1,139
7.00%, 01/01/37	2		1,738
7.00%, 03/01/37	3		2,685
7.00%, 04/01/37	447		492,302
7.00%, 05/01/37	6		6,892
7.00%, 06/01/37	7		7,373
7.00%, 09/01/37	0	(c)	501
7.00%, 12/01/37	11		12,355
7.00%, 05/01/38	0	(c)	518
7.00%, 12/01/38	3		3,016
7.00%, 01/01/39	0	(c)	438
7.50%, 11/01/22	0	(c)	51
7.50%, 02/01/23	0	(c)	3
7.50%, 06/01/23	0	(c)	23
7.50%, 03/01/24	0	(c)	45
7.50%, 04/01/24	1		1,560
7.50%, 05/01/24	0	(c)	130
7.50%, 06/01/24	0	(c)	27
7.50%, 07/01/24	0	(c)	421
7.50%, 08/01/24	0	(c)	191
7.50%, 09/01/24	0	(c)	35
7.50%, 09/01/25	0	(c)	146
7.50%, 10/01/25	0	(c)	201
7.50%, 11/01/25	0	(c)	401
7.50%, 12/01/25	0	(c)	313
7.50%, 05/01/26	0	(c)	109
7.50%, 07/01/26	0	(c)	13
7.50%, 08/01/26	0	(c)	117
7.50%, 01/01/27	0	(c)	24
7.50%, 04/01/27	0	(c)	323
7.50%, 07/01/27	0	(c)	487
7.50%, 09/01/27	0	(c)	71
7.50%, 11/01/27	0	(c)	115
7.50%, 01/01/28	0	(c)	175
7.50%, 07/01/29	1		714

Security	Par/ Shares (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 08/01/29	$4		$3,863
7.50%, 09/01/29	2		1,632
7.50%, 10/01/29	0	(c)	73
7.50%, 05/01/30	0	(c)	173
7.50%, 06/01/30	0	(c)	630
7.50%, 12/01/30	2		1,771
7.50%, 01/01/31	0	(c)	195
7.50%, 03/01/31	0	(c)	12
7.50%, 05/01/31	2		2,886
7.50%, 06/01/31	0	(c)	818
7.50%, 07/01/32	0	(c)	155
7.50%, 10/01/32	0	(c)	52
7.50%, 03/01/33	2		2,384
7.50%, 06/01/33	0	(c)	312
7.50%, 12/01/37	0	(c)	366
8.00%, 11/01/22	0	(c)	1
8.00%, 02/01/23	0	(c)	1
8.00%, 10/01/23	0	(c)	35
8.00%, 07/01/24	0	(c)	32
8.00%, 08/01/25	0	(c)	249
8.00%, 10/01/25	0	(c)	136
8.00%, 12/01/25	0	(c)	55
8.00%, 01/01/26	0	(c)	245
8.00%, 09/01/26	1		842
8.00%, 08/01/27	0	(c)	132
8.00%, 06/01/28	0	(c)	143
8.00%, 07/01/29	0	(c)	242
8.00%, 08/01/29	2		1,623
8.00%, 04/01/30	0	(c)	85
8.00%, 06/01/30	0	(c)	261
8.00%, 10/01/30	0	(c)	190
8.50%, 06/01/25	0	(c)	41
8.50%, 09/01/25	0	(c)	32
8.50%, 12/01/25	0	(c)	62
8.50%, 12/01/26	0	(c)	297
8.50%, 03/01/27	2		1,592
8.50%, 02/01/28	0	(c)	256
8.50%, 04/01/30	1		780
8.50%, 05/01/32	2		2,344
9.00%, 11/01/26	0	(c)	15
9.00%, 06/01/27	0	(c)	297
9.00%, 09/01/30	0	(c)	297
9.00%, 10/01/30	0	(c)	88

			21,191,769,863

Total Long-Term Investments — 100.1% (Cost: $23,198,885,553)			21,191,769,863

Short-Term Securities

Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.42%(e)(f)(g)	2,120,660		2,121,296,030
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(e)(f)	100		100,000

Total Short-Term Securities — 10.0% (Cost: $2,120,161,248)			2,121,396,030

Total Investments Before TBA Sales Commitments — 110.1% (Cost: $25,319,046,801)			23,313,165,893

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

TBA Sales Commitments(a)

Mortgage-Backed Securities — (0.7)%
Government National Mortgage Association, 3.50%, 09/21/52	$(1,541)	$(1,485,801)
Uniform Mortgage-Backed Securities
2.00%, 09/14/52	(55,080)	(47,380,634)
2.50%, 09/14/52	(29,615)	(26,440,642)
3.00%, 09/19/37	(11,273)	(10,918,517)
3.00%, 09/14/52	(14,654)	(13,562,964)
4.00%, 09/14/52	(38,940)	(38,006,048)

Total TBA Sales Commitments — (0.7)% (Proceeds: $(140,603,999))		(137,794,606)

Total Investments, Net of TBA Sales Commitments — 109.4% (Cost: $25,178,442,802)		23,175,371,287

Liabilities in Excess of Other Assets — (9.4)%		(2,008,948,629)

Net Assets — 100.0%		$21,166,422,659

(a)	Represents or includes a TBA transaction.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Rounds to less than 1,000.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security represents an investment of TBA cash collateral.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,760,436,149	$—		$(1,638,925,335	)(a)	$(985,546)	$770,762	$2,121,296,030	2,120,660	$12,938,822	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—		—	—	100,000	100	498	—

						$(985,546)	$770,762	$2,121,396,030		$12,939,320	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Agency Obligations	$—	$21,191,769,864	$—	$21,191,769,864
Money Market Funds	2,121,396,030	—	—	2,121,396,030

	2,121,396,030	21,191,769,864	—	23,313,165,894

Liabilities
TBA Sales Commitments	—	(137,794,606)	—	(137,794,606)

	$2,121,396,030	$21,053,975,258	$—	$23,175,371,288

See notes to financial statements.

118	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

August 31, 2022

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$610,872,046	$162,892,633	$2,372,296,746	$21,191,769,864
Investments, at value — affiliated(c)	280,000	3,646,424	45,445,247	2,121,396,030
Cash	6,134	8,329	3,833	862
Receivables:
Investments sold	994,971	1,900,139	32,349,731	609,998
Securities lending income — affiliated	5,220	860	7,391	—
TBA sales commitments	—	—	—	140,603,999
Capital shares sold	—	262,433	1,897,023	—
Dividends — unaffiliated	—	—	—	4,296,254
Dividends — affiliated	2,811	936	11,206	176
Interest — unaffiliated	5,257,050	1,083,558	13,091,476	49,196,564

Total assets	617,418,232	169,795,312	2,465,102,653	23,507,873,747

LIABILITIES
Cash received as collateral for TBA commitments	—	—	—	387,000
Collateral on securities loaned, at value	—	2,910,424	35,217,247	—
TBA sales commitments, at value(d)	—	—	—	137,794,606
Payables:
Investments purchased	957,481	1,800,998	36,669,027	2,202,696,654
Investment advisory fees	105,484	28,036	404,448	572,828

Total liabilities	1,062,965	4,739,458	72,290,722	2,341,451,088

NET ASSETS	$616,355,267	$165,055,854	$2,392,811,931	$21,166,422,659

NET ASSETS CONSIST OF
Paid-in capital	$666,438,325	$227,163,136	$2,584,056,957	$23,566,009,505
Accumulated loss	(50,083,058)	(62,107,282)	(191,245,026)	(2,399,586,846)

NET ASSETS	$616,355,267	$165,055,854	$2,392,811,931	$21,166,422,659

NET ASSET VALUE
Shares outstanding	5,650,000	1,550,000	22,850,000	218,600,000

Net asset value	$109.09	$106.49	$104.72	$96.83

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$647,498,799	$183,882,404	$2,540,712,881	$23,198,885,553
(b) Securities loaned, at value	$—	$2,815,128	$34,019,290	$—
(c) Investments, at cost — affiliated	$280,000	$3,646,424	$45,445,247	$2,120,161,248
(d) Proceeds from TBA sales commitments	$—	$—	$—	$140,603,999

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	119

Statements of Operations (unaudited)

Six Months Ended August 31, 2022

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

INVESTMENT INCOME
Dividends — affiliated	$10,656	$7,154	$35,969	$12,939,320
Interest — unaffiliated	4,609,128	3,110,435	22,876,376	213,871,230
Securities lending income — affiliated — net	5,654	6,417	56,559	—

Total investment income	4,625,438	3,124,006	22,968,904	226,810,550

EXPENSES
Investment advisory fees	654,073	327,529	2,465,648	4,122,485

Total expenses	654,073	327,529	2,465,648	4,122,485

Less:
Investment advisory fees waived	—	—	—	(835,534)

Total expenses after fees waived	654,073	327,529	2,465,648	3,286,951

Net investment income	3,971,365	2,796,477	20,503,256	223,523,599

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,505,065)	(1,410,724)	(6,258,325)	(191,859,858)
Investments — affiliated	—	—	—	(985,546)
In-kind redemptions — unaffiliated(a)	(2,239,849)	(38,127,086)	(18,909,376)	—

	(12,744,914)	(39,537,810)	(25,167,701)	(192,845,404)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(23,275,880)	(394,330)	(129,498,922)	(1,590,776,915)
Investments — affiliated	—	—	—	770,762

	(23,275,880)	(394,330)	(129,498,922)	(1,590,006,153)

Net realized and unrealized loss	(36,020,794)	(39,932,140)	(154,666,623)	(1,782,851,557)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(32,049,429)	$(37,135,663)	$(134,163,367)	$(1,559,327,958)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

120	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Agency Bond ETF		iShares Government/Credit Bond ETF

	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,971,365	$5,730,894	$2,796,477	$4,343,836
Net realized loss	(12,744,914)	(894,231)	(39,537,810)	(3,208,557)
Net change in unrealized appreciation (depreciation)	(23,275,880)	(20,276,051)	(394,330)	(18,136,061)

Net decrease in net assets resulting from operations	(32,049,429)	(15,439,388)	(37,135,663)	(17,000,782)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,788,596)	(7,598,945)	(2,921,244)	(4,169,470)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(60,634,509)	(52,170,914)	(222,428,106)	168,208,885

NET ASSETS
Total increase (decrease) in net assets	(96,472,534)	(75,209,247)	(262,485,013)	147,038,633
Beginning of period	712,827,801	788,037,048	427,540,867	280,502,234

End of period	$616,355,267	$712,827,801	$165,055,854	$427,540,867

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	121

Statements of Changes in Net Assets (continued)

	iShares Intermediate Government/Credit Bond ETF		iShares MBS ETF

	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,503,256	$34,863,443	$223,523,599	$286,513,748
Net realized gain (loss)	(25,167,701)	3,851,487	(192,845,404)	(217,821,506)
Net change in unrealized appreciation (depreciation)	(129,498,922)	(110,162,104)	(1,590,006,153)	(884,118,060)

Net decrease in net assets resulting from operations	(134,163,367)	(71,447,174)	(1,559,327,958)	(815,425,818)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(20,008,984)	(34,880,467)	(202,827,801)	(263,023,925)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(19,971,530)	358,884,121	(1,152,045,353)	(1,321,516,523)

NET ASSETS
Total increase (decrease) in net assets	(174,143,881)	252,556,480	(2,914,201,112)	(2,399,966,266)
Beginning of period	2,566,955,812	2,314,399,332	24,080,623,771	26,480,590,037

End of period	$2,392,811,931	$2,566,955,812	$21,166,422,659	$24,080,623,771

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

122	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Agency Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$114.97		$118.50	$118.95	$112.08	$111.42	$113.11

Net investment income(a)	0.68		0.85	1.25	2.61	2.57	1.83
Net realized and unrealized gain (loss)(b)		(5.91)	(3.24)	0.87	6.89	0.57	(1.70)

Net increase (decrease) from investment operations		(5.23)	(2.39)	2.12	9.50	3.14	0.13

Distributions(c)
From net investment income		(0.65)	(0.84)	(2.11)	(2.63)	(2.48)	(1.82)
From net realized gain	—		(0.30)	(0.46)	—	—	—

Total distributions		(0.65)	(1.14)	(2.57)	(2.63)	(2.48)	(1.82)

Net asset value, end of period	$109.09		$114.97	$118.50	$118.95	$112.08	$111.42

Total Return(d)
Based on net asset value	(4.56	)%(e)	(2.02)%	1.77%	8.57%	2.86%	0.10%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.21	%(g)	0.73%	1.04%	2.27%	2.31%	1.62%

Supplemental Data
Net assets, end of period (000)	$616,355		$712,828	$788,037	$594,747	$627,634	$445,697

Portfolio turnover rate(h)	53	%(e)	146%	158%	72%	69%	78%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	123

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$117.13		$121.96	$122.67	$111.23	$111.13	$113.20

Net investment income(a)	0.95		1.52	1.88	2.94	2.87	2.57
Net realized and unrealized gain (loss)(b)		(10.60)	(4.87)	(0.63)	11.59	0.13	(1.99)

Net increase (decrease) from investment operations		(9.65)	(3.35)	1.25	14.53	3.00	0.58

Distributions from net investment income(c)		(0.99)	(1.48)	(1.96)	(3.09)	(2.90)	(2.65)

Net asset value, end of period	$106.49		$117.13	$121.96	$122.67	$111.23	$111.13

Total Return(d)
Based on net asset value	(8.27	)%(e)	(2.76)%	0.99%	13.24%	2.76%	0.48%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.71	%(g)	1.26%	1.51%	2.52%	2.60%	2.26%

Supplemental Data
Net assets, end of period (000)	$165,056		$427,541	$280,502	$226,938	$100,108	$144,464

Portfolio turnover rate(h)	10	%(e)	21%	24%	16%	24%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

124	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$111.36		$116.01	$115.67	$108.94	$108.09	$110.32

Net investment income(a)	0.89		1.63	2.04	2.57	2.41	2.10
Net realized and unrealized gain (loss)(b)		(6.66)	(4.64)	0.41	6.73	0.82	(2.22)

Net increase (decrease) from investment operations		(5.77)	(3.01)	2.45	9.30	3.23	(0.12)

Distributions from net investment income(c)		(0.87)	(1.64)	(2.11)	(2.57)	(2.38)	(2.11)

Net asset value, end of period	$104.72		$111.36	$116.01	$115.67	$108.94	$108.09

Total Return(d)
Based on net asset value	(5.20	)%(e)	(2.61)%	2.11%	8.63%	3.04%	(0.14)%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.66	%(g)	1.42%	1.75%	2.29%	2.24%	1.90%

Supplemental Data
Net assets, end of period (000)	$2,392,812		$2,566,956	$2,314,399	$2,186,171	$2,206,040	$1,902,403

Portfolio turnover rate(h)	11	%(e)	30%	26%	19%	21%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	125

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MBS ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$104.74		$109.29	$109.75	$105.07	$104.27	$106.68

Net investment income(a)	1.01		1.21	1.77	2.92	3.04	2.26
Net realized and unrealized gain (loss)(b)		(8.00)	(4.65)	0.02	4.71	0.56	(2.24)

Net increase (decrease) from investment operations		(6.99)	(3.44)	1.79	7.63	3.60	0.02

Distributions(c)
From net investment income		(0.92)	(1.11)	(1.98)	(2.95)	(2.80)	(2.39)
Return of capital	—		—	(0.27)	—	—	(0.04)

Total distributions		(0.92)	(1.11)	(2.25)	(2.95)	(2.80)	(2.43)

Net asset value, end of period	$96.83		$104.74	$109.29	$109.75	$105.07	$104.27

Total Return(d)
Based on net asset value	(6.71	)%(e)	(3.15)%	1.62%	7.35%	3.53%	(0.01)%

Ratios to Average Net Assets(f)
Total expenses	0.04	%(g)	0.05%	0.06%	0.07%	0.09%	0.14%

Total expenses after fees waived	0.03	%(g)	0.04%	0.05%	0.06%	0.08%	0.13%

Net investment income	2.03	%(g)	1.12%	1.60%	2.72%	2.93%	2.12%

Supplemental Data
Net assets, end of period (000)	$21,166,423		$24,080,624	$26,480,590	$23,837,087	$15,592,245	$11,876,376

Portfolio turnover rate(h)(i)	123	%(e)	349%	405%	253%	343%	745%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

126	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Agency Bond	Diversified
Government/Credit Bond	Diversified
Intermediate Government/Credit Bond	Diversified
MBS	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows

N O T E S T O F I N A N C I A L S T A T E M E N T S	127

Notes to Financial Statements (unaudited) (continued)

of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

128	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	129

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Government/Credit Bond
Barclays Bank PLC	$658,755	$(658,755)	$—		$—
Barclays Capital, Inc.	350,427	(350,427)	—		—
BNP Paribas SA	247,365	(247,365)	—		—
BofA Securities, Inc.	349,336	(349,336)	—		—
Citigroup Global Markets, Inc.	192,788	(192,788)	—		—
Deutsche Bank Securities, Inc.	130,561	(130,561)	—		—
Goldman Sachs & Co. LLC	162,119	(162,119)	—		—
HSBC Securities (USA), Inc.	9,920	(9,920)	—		—
J.P. Morgan Securities LLC	98,231	(98,231)	—		—
Morgan Stanley	126,527	(126,527)	—		—
Nomura Securities International, Inc.	40,108	(40,108)	—		—
RBC Capital Markets LLC	224,965	(224,965)	—		—
Scotia Capital (USA), Inc.	35,717	(35,717)	—		—
Toronto-Dominion Bank	99,882	(99,882)	—		—
Wells Fargo Securities LLC	88,427	(88,427)	—		—

	$2,815,128	$(2,815,128)	$—		$—

Intermediate Government/Credit Bond
Barclays Bank PLC	$3,885,387	$(3,885,387)	$—		$—
Barclays Capital, Inc.	1,680,514	(1,680,514)	—		—
BMO Capital Markets Corp.	1,385,029	(1,385,029)	—		—
BNP Paribas SA	3,050,657	(3,050,657)	—		—
BofA Securities, Inc.	2,012,215	(2,012,215)	—		—
Citadel Clearing LLC	275,842	(275,842)	—		—
Citigroup Global Markets, Inc.	2,992,057	(2,992,057)	—		—
Credit Suisse Securities (USA) LLC	434,483	(434,483)	—		—
Deutsche Bank Securities, Inc.	1,525,334	(1,525,334)	—		—
Goldman Sachs & Co. LLC	2,609,383	(2,609,383)	—		—
HSBC Securities (USA), Inc.	1,020,060	(1,020,060)	—		—
J.P. Morgan Securities LLC	3,753,511	(3,753,511)	—		—
Jefferies LLC	136,997	(136,997)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	687,230	(687,230)	—		—
Morgan Stanley	1,924,704	(1,924,704)	—		—
Nomura Securities International, Inc.	743,702	(743,702)	—		—
RBC Capital Markets LLC	3,233,130	(3,233,130)	—		—
Scotia Capital (USA), Inc.	63,358	(63,358)	—		—
Toronto-Dominion Bank	1,117,868	(1,117,868)	—		—
Wells Fargo Securities LLC	1,487,829	(1,487,829)	—		—

	$34,019,290	$(34,019,290)	$—		$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

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Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Agency Bond	0.20%
Government/Credit Bond	0.20
Intermediate Government/Credit Bond	0.20

For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $121 billion	0.0400%
Over $121 billion, up to and including $181 billion	0.0380
Over $181 billion, up to and including $231 billion	0.0361
Over $231 billion, up to and including $281 billion	0.0343
Over $281 billion	0.0326

Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares MBS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 in order to limit total annual operating expenses after fee waiver to 0.04% of average daily net assets.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

MBS	$835,534

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Agency Bond	$1,694
Government/Credit Bond	2,336
Intermediate Government/Credit Bond	20,375

N O T E S T O F I N A N C I A L S T A T E M E N T S	131

Notes to Financial Statements (unaudited) (continued)

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Agency Bond	$23,497,545	$42,107,680	$135,987
Government/Credit Bond	178,371	—	—
Intermediate Government/Credit Bond	7,768,269	1,490,985	(319,865)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Agency Bond	$342,896,477	$294,578,455	$—	$49,495,920
Government/Credit Bond	24,100,265	21,349,737	7,898,979	9,601,560
Intermediate Government/Credit Bond	176,076,853	172,830,252	93,829,417	85,344,392
MBS	26,850,898,768	28,052,416,436	201,419,725	204,443,133

For the six months ended August 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Agency Bond	$—	$55,193,715
Government/Credit Bond	94,003,538	314,369,224
Intermediate Government/Credit Bond	338,281,362	359,360,154
MBS	197,682,012	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Agency Bond	$1,289,974
Government/Credit Bond	1,879,693
Intermediate Government/Credit Bond	817,609
MBS	244,387,410

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Notes to Financial Statements (unaudited) (continued)

As of August 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Agency Bond	$648,044,226	$—	$(36,892,180)	$(36,892,180)
Government/Credit Bond	187,576,635	74,121	(21,111,699)	(21,037,578)
Intermediate Government/Credit Bond	2,586,654,077	396,380	(169,308,464)	(168,912,084)
MBS	25,336,691,671	2,167,955	(2,022,884,338)	(2,020,716,383)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

N O T E S T O F I N A N C I A L S T A T E M E N T S	133

Notes to Financial Statements (unaudited) (continued)

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/22		Year Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

Agency Bond
Shares sold	50,000	$5,494,316	4,200,000	$496,673,209
Shares redeemed	(600,000)	(66,128,825)	(4,650,000)	(548,844,123)

	(550,000)	$(60,634,509)	(450,000)	$(52,170,914)

Government/Credit Bond
Shares sold	850,000	$94,664,600	3,900,000	$475,646,800
Shares redeemed	(2,950,000)	(317,092,706)	(2,550,000)	(307,437,915)

	(2,100,000)	$(222,428,106)	1,350,000	$168,208,885

Intermediate Government/Credit Bond
Shares sold	3,200,000	$341,595,463	6,150,000	$704,806,779
Shares redeemed	(3,400,000)	(361,566,993)	(3,050,000)	(345,922,658)

	(200,000)	$(19,971,530)	3,100,000	$358,884,121

MBS
Shares sold	7,200,000	$693,180,598	18,200,000	$1,963,831,233
Shares redeemed	(18,500,000)	(1,845,225,951)	(30,600,000)	(3,285,347,756)

	(11,300,000)	$(1,152,045,353)	(12,400,000)	$(1,321,516,523)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

134	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Government/Credit Bond ETF, iShares Intermediate Government/Credit Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

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and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Agency Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the

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Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares MBS ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board

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Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	139

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

140	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MBS	$0.917188	$—	$—	$0.917188	100%	—%	—%	100%

S U P P L E M E N T A L I N F O R M A T I O N	141

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SOFR	Secured Overnight Financing Rate

STRIPS	Separate Trading of Registered Interest & Principal of Securities

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	143

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-205-0822

AUGUST 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca

•	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we are likely to see a period of slowing growth paired with relatively high inflation.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(8.84)%	(11.23)%

U.S. small cap equities (Russell 2000® Index)	(9.31)	(17.88)

International equities (MSCI Europe, Australasia, Far East Index)	(13.97)	(19.80)

Emerging market equities (MSCI Emerging Markets Index)	(13.30)	(21.80)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.36	0.39

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(9.71)	(13.27)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(7.76)	(11.52)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(5.72)	(8.63)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.78)	(10.61)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF

Investment Objective

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(8.20)%	(11.13)%	1.62%	3.29%	(11.13)%	8.35%	38.18%
Fund Market	(8.77)	(11.61)	1.42	3.16	(11.61)	7.29	36.50
Index	(7.86)	(10.62)	2.06	3.74	(10.62)	10.75	44.38

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 918.00	$ 2.37		$ 1,000.00	$ 1,022.70	$ 2.50		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Baa	2.8%
Ba	45.3
B	40.2
Caa	10.5
Ca	0.2
B1	0.1
Ba1	0.1
Ba2	0.2
Not Rated	0.6

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

1-5 Years	40.6%
5-10 Years	57.0
10-15 Years	1.0
More than 20 Years	1.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Investment Objective

The iShares iBoxx $ Investment Grade Corporate Bond ETF(the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(10.81)%	(16.96)%	0.93%	2.35%	(16.96)%	4.75%	26.12%
Fund Market	(11.22)	(17.18)	0.84	2.24	(17.18)	4.29	24.79
Index	(10.73)	(16.91)	1.03	2.51	(16.91)	5.28	28.07

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 891.90	$ 0.67		$ 1,000.00	$ 1,024.50	$ 0.71		0.14%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	3.4%
Aa	4.9
A	43.0
Baa	46.4
Ba	1.8
Not Rated	0.5

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

1-5 Years	20.7%
5-10 Years	35.1
10-15 Years	6.7
15-20 Years	9.7
More than 20 Years	27.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.9%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 10/03/22)(a)(b)	$18,520	$16,644,850
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	13,651	10,923,530
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	12,945	10,488,039
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	7,986	6,650,741
3.75%, 02/15/28 (Call 02/15/23)(b)	8,183	7,323,785
4.00%, 02/15/30 (Call 02/15/25)(b)	5,307	4,670,160
4.88%, 01/15/29 (Call 01/15/24)(b)	5,767	5,363,310
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	6,641	5,581,308
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	7,180	5,975,705
5.00%, 08/15/27 (Call 09/12/22)(a)(b)	8,371	7,661,641
6.25%, 06/15/25 (Call 10/03/22)(a)(b)	3,571	3,548,082
Stagwell Global LLC, 5.63%, 08/15/29
(Call 08/15/24)(a)(b)	14,180	12,008,333
Terrier Media Buyer Inc., 8.88%, 12/15/27
(Call 12/15/22)(a)(b)	13,007	11,387,629

		108,227,113

Aerospace & Defense — 2.5%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	10,878	9,623,843
7.13%, 06/15/26 (Call 06/15/23)(a)	16,183	15,420,457
7.50%, 12/01/24 (Call 10/03/22)(a)(b)	7,072	7,025,678
7.50%, 03/15/25 (Call 10/03/22)(a)(b)	15,774	15,429,180
7.88%, 04/15/27 (Call 10/03/22)(a)(b)	25,060	23,944,830
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(b)	9,113	7,689,094
5.13%, 10/01/24 (Call 07/01/24)(b)	13,282	13,218,246
6.88%, 05/01/25 (Call 04/01/25)(b)	7,875	8,078,837
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)(b)	14,452	13,024,865
5.75%, 10/15/27 (Call 07/15/27)(a)	11,938	10,776,433
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	8,655	6,816,002
5.50%, 01/15/25 (Call 10/15/22)(a)	6,461	6,270,804
7.50%, 04/15/25 (Call 10/03/22)(a)	17,243	16,817,443
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	15,083	12,754,486
4.88%, 05/01/29 (Call 05/01/24)(b)	10,032	8,493,217
5.50%, 11/15/27 (Call 11/15/22)(b)	36,325	32,575,170
6.25%, 03/15/26 (Call 10/03/22)(a)	61,161	60,028,298
6.38%, 06/15/26 (Call 10/03/22)(b)	12,359	11,875,785
7.50%, 03/15/27 (Call 10/03/22)(b)	6,060	5,905,955
8.00%, 12/15/25 (Call 10/03/22)(a)	13,350	13,619,948
TransDigm UK Holdings PLC, 6.88%, 05/15/26
(Call 10/03/22)	6,039	5,820,955
Triumph Group Inc.
6.25%, 09/15/24 (Call 10/03/22)(a)	7,409	6,803,314
7.75%, 08/15/25 (Call 10/03/22)(b)	6,257	5,248,059
8.88%, 06/01/24 (Call 02/01/23)(a)(b)	5,363	5,403,477

		322,664,376

Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 09/12/22)(a)	6,742	6,615,655
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	11,806	11,820,876

Security	Par (000)	Value

Agriculture (continued)
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)(b)	$10,724	$9,218,484
10.50%, 11/01/26 (Call 10/03/22)(a)	8,787	8,385,873

		36,040,888

Airlines — 1.9%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)(b)	16,754	14,899,332
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	5,663	4,772,153
American Airlines Inc., 11.75%, 07/15/25(a)(b)	33,586	36,774,571
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)(b)	48,539	46,206,895
5.75%, 04/20/29(a)	41,314	37,334,039
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	10,303	9,645,862
3.75%, 10/28/29 (Call 07/28/29)(b)	8,660	7,079,550
4.38%, 04/19/28 (Call 01/19/28)(b)	7,448	6,552,564
7.38%, 01/15/26 (Call 12/15/25)(b)	11,109	11,331,180
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	15,851	14,475,292
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)(b)	26,501	24,139,761
4.63%, 04/15/29 (Call 10/15/28)(a)	26,811	23,526,653

		236,737,852

Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	8,736	8,420,368
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	11,767	10,829,759

		19,250,127

Auto Manufacturers — 3.5%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	11,968	9,669,546
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	6,393	5,945,490
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	7,418	6,986,022
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25
(Call 11/01/24)(a)	17,092	17,134,730
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	30,849	24,119,908
4.35%, 12/08/26 (Call 09/08/26)(b)	20,315	19,578,581
6.10%, 08/19/32	20,495	19,945,324
9.00%, 04/22/25 (Call 09/01/22)(b)	14,328	15,986,556
9.63%, 04/22/30 (Call 01/22/30)(b)	6,365	7,427,436
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)(b)	16,601	15,097,225
2.70%, 08/10/26 (Call 07/10/26)	16,543	14,359,246
2.90%, 02/16/28 (Call 12/16/27)(b)	8,034	6,673,555
2.90%, 02/10/29 (Call 12/10/28)(b)	10,412	8,404,462
3.35%, 11/01/22	713	711,324
3.37%, 11/17/23	7,941	7,751,031
3.38%, 11/13/25 (Call 10/13/25)(b)	26,978	24,551,329
3.63%, 06/17/31 (Call 03/17/31)(b)	13,257	10,734,458
3.66%, 09/08/24	10,607	10,166,279
3.81%, 01/09/24 (Call 11/09/23)	9,790	9,563,012
3.82%, 11/02/27 (Call 08/02/27)	10,607	9,336,281
4.00%, 11/13/30 (Call 08/13/30)	19,577	16,378,706
4.06%, 11/01/24 (Call 10/01/24)(b)	19,150	18,422,300
4.13%, 08/04/25	15,840	14,939,832
4.13%, 08/17/27 (Call 06/17/27)(b)	15,007	13,543,818
4.27%, 01/09/27 (Call 11/09/26)	11,791	10,797,608
4.39%, 01/08/26	14,974	14,065,063

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.54%, 08/01/26 (Call 06/01/26)	$9,546	$8,906,120
4.69%, 06/09/25 (Call 04/09/25)(b)	6,815	6,542,400
4.95%, 05/28/27 (Call 04/28/27)(b)	18,164	17,035,400
5.11%, 05/03/29 (Call 02/03/29)(b)	17,074	15,801,304
5.13%, 06/16/25 (Call 05/16/25)(b)	20,110	19,598,201
5.58%, 03/18/24 (Call 02/18/24)	19,878	19,781,592
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	7,422	5,470,608
5.50%, 07/15/29 (Call 07/15/24)(a)(b)	6,349	4,502,847
5.88%, 01/15/28 (Call 01/15/24)(a)	8,931	6,789,235
7.75%, 10/15/25 (Call 10/15/22)(a)	9,306	8,597,783

		445,314,612

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26
(Call 10/03/22)(a)(b)	633	580,011
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	7,538	6,296,868
6.25%, 03/15/26 (Call 09/12/22)(b)	600	579,684
6.50%, 04/01/27 (Call 10/03/22)(b)	5,889	5,503,271
6.88%, 07/01/28 (Call 07/01/23)(b)	6,268	5,937,676
Clarios Global LP, 6.75%, 05/15/25 (Call 10/03/22)(a)(b)	4,688	4,689,467
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 10/03/22)(a)(b)	10,664	10,503,441
8.50%, 05/15/27 (Call 10/03/22)(a)(b)	27,470	26,817,588
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25
(Call 10/03/22)(a)(b)	5,281	5,192,933
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	4,975	4,015,372
5.38%, 11/15/27 (Call 11/15/22)(b)	5,527	4,936,716
5.63%, 06/15/28 (Call 06/15/23)(b)	4,916	4,412,251
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	7,934	7,448,043
5.00%, 05/31/26 (Call 10/03/22)(b)	11,598	11,192,070
5.00%, 07/15/29 (Call 04/15/29)(b)	11,194	9,999,880
5.25%, 04/30/31 (Call 01/30/31)(b)	8,042	7,028,789
5.25%, 07/15/31 (Call 04/15/31)(b)	8,087	6,954,820
5.63%, 04/30/33 (Call 01/30/33)(b)	6,050	5,223,580
9.50%, 05/31/25 (Call 09/16/22)	9,485	9,899,715
Tenneco Inc.
5.00%, 07/15/26 (Call 10/03/22)(b)	6,933	6,620,437
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	10,777	10,536,988
7.88%, 01/15/29 (Call 01/15/24)(a)(b)	6,227	6,294,459
ZF North America Capital Inc., 4.75%, 04/29/25(a)	15,096	13,941,156

		174,605,215

Banks — 1.4%
Commerzbank AG, 8.13%, 09/19/23(a)(b)	2,576	2,624,765
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23),
(5 year USD Swap + 2.248%)(b)(c)	317	292,829
4.50%, 04/01/25(b)	18,056	17,393,164
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30),
(SOFR + 2.757%)(c)	16,417	12,115,884
3.74%, 01/07/33 (Call 10/07/31),
(SOFR + 2.257%)(c)	17,491	12,435,066
4.88%, 12/01/32 (Call 12/01/27)(b)(c)	13,767	11,679,967
5.88%, 07/08/31 (Call 04/08/30),
(SOFR + 5.438%)(b)(c)	6,960	6,068,204

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp., Series H, 5.10%,
(Call 06/30/23)(b)(c)(d)	$282	$258,242
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	8,135	6,125,655
7.63%, 05/01/26 (Call 05/01/23)(a)(b)	7,411	6,087,486
8.13%, 11/15/24 (Call 10/03/22)(a)(b)	5,711	5,125,622
8.25%, 04/15/25 (Call 10/03/22)(a)(b)	8,320	7,220,221
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)(c)	10,691	7,754,808
5.02%, 06/26/24(a)(b)	25,692	24,851,412
5.71%, 01/15/26(a)(b)	20,552	19,273,624
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)(c)	20,352	16,060,007
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(c)	14,005	12,012,951
7.30%, 04/02/34 (Call 04/02/29)(a)(c)	16,546	14,812,462

		182,192,369

Building Materials — 1.1%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	17,148	13,634,461
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	7,428	6,517,946
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	9,550	8,857,625
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 08/01/24)(a)(b)	9,665	8,740,446
Cornerstone Building Brands Inc., 6.13%, 01/15/29
(Call 09/15/23)(a)	6,230	4,209,922
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	13,000	12,025,000
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 10/03/22)(a)(b)	5,661	4,843,693
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	4,939	3,827,725
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(Call 11/01/23)(a)	14,733	13,364,304
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	14,954	10,937,057
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	21,093	16,773,786
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	13,499	11,769,013
5.00%, 02/15/27 (Call 10/03/22)(a)(b)	12,048	11,033,220
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 01/15/29 (Call 07/15/23)(a)(b)	9,394	8,471,452

		135,005,650

Chemicals — 1.7%
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	10,877	8,857,671
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	5,198	3,785,444
Avient Corp.
5.75%, 05/15/25 (Call 10/03/22)(a)	1,654	1,633,325
7.13%, 08/01/30 (Call 08/01/25)(a)	5,485	5,441,435
Axalta Coating Systems LLC, 3.38%, 02/15/29
(Call 02/15/24)(a)(b)	8,406	6,971,789
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	7,163	6,634,729
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	8,561	7,105,630
5.38%, 05/15/27 (Call 02/15/27)(b)	5,860	5,383,875
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	10,879	9,769,723
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	8,123	7,395,991
5.25%, 12/15/29 (Call 09/15/29)	10,760	9,051,850

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	$8,715	$7,101,853
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	13,147	12,566,000
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	5,608	5,203,794
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	14,386	12,731,610
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	7,578	7,000,632
5.13%, 09/15/27 (Call 10/03/22)	7,193	6,826,976
5.63%, 08/01/29 (Call 08/01/24)(b)	7,141	6,783,950
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)(b)	11,721	9,535,620
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	5,612	4,164,198
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	15,561	13,387,215
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	8,529	7,004,441
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	13,801	11,472,081
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)(b)	7,827	6,269,427
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	7,170	6,990,750
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)(b)	10,860	9,940,158
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	14,632	11,595,860

		210,606,027

Commercial Services — 4.2%
ADT Security Corp. (The), 4.13%, 08/01/29
(Call 08/01/28)(a)(b)	12,330	10,485,802
Albion Financing 1 SARL/Aggreko Holdings Inc.
6.13%, 10/15/26 (Call 10/15/23)(a)	7,792	6,842,792
8.75%, 04/15/27 (Call 10/15/23)(a)(b)	5,831	5,282,166
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	12,391	9,192,594
6.63%, 07/15/26 (Call 10/03/22)(a)	28,012	26,261,250
9.75%, 07/15/27 (Call 10/03/22)(a)(b)	13,435	12,088,857
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)(b)	27,592	23,197,061
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	10,645	8,768,819
6.75%, 02/15/27 (Call 02/15/23)(a)(b)	8,914	8,746,863
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	6,324	5,493,975
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	9,065	7,920,544
5.75%, 07/15/27 (Call 10/03/22)(a)(b)	4,893	4,636,118
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	15,787	14,010,962
3.50%, 06/01/31 (Call 03/01/31)(b)	12,600	10,366,398
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	7,000	6,240,033
5.50%, 07/15/25 (Call 10/03/22)(a)(b)	4,997	4,878,321
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)(b)	8,254	7,230,504
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	7,278	5,640,450
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	7,145	6,491,233
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	6,386	5,515,882
3.75%, 10/01/30 (Call 10/01/25)(a)	12,417	10,647,578
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	9,215	8,528,022
Grand Canyon University
4.13%, 10/01/24	5,594	5,318,551

Security	Par (000)	Value

Commercial Services (continued)
5.13%, 10/01/28 (Call 08/01/28)(b)	$5,676	$5,213,974
Herc Holdings Inc., 5.50%, 07/15/27
(Call 10/03/22)(a)(b)	15,712	14,826,629
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)	7,027	6,025,653
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	13,278	10,620,491
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	14,947	12,906,734
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	16,831	13,343,617
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25
(Call 10/03/22)(a)(b)	4,305	4,321,144
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(a)	8,165	8,171,532
4.75%, 07/15/31 (Call 07/15/26)(a)(b)	8,622	8,578,976
5.63%, 10/01/28 (Call 10/01/23)(a)(b)	15,479	15,532,531
5.88%, 10/01/30 (Call 10/01/25)(a)(b)	11,429	11,424,086
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	13,483	11,549,032
5.25%, 04/15/24(a)(b)	9,147	9,029,804
5.75%, 04/15/26(a)(b)	17,154	16,467,840
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	17,777	15,660,204
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25
(Call 10/03/22)(a)	382	377,568
RR Donnelley & Sons Co., 6.13%, 11/01/26
(Call 11/01/23)(a)	716	669,926
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 10/03/22)(a)(b)	13,077	12,374,111
9.25%, 04/15/25 (Call 03/16/25)(a)	8,286	8,164,113
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	10,468	8,649,185
4.00%, 05/15/31 (Call 05/15/26)(b)	10,666	9,121,720
4.63%, 12/15/27 (Call 12/15/22)(b)	7,795	7,309,372
5.13%, 06/01/29 (Call 06/01/24)(b)	10,378	9,799,285
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)(b)	9,016	8,533,283
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(b)	11,362	9,472,499
3.88%, 02/15/31 (Call 08/15/25)(b)	13,021	11,263,165
4.00%, 07/15/30 (Call 07/15/25)(b)	10,829	9,405,043
4.88%, 01/15/28 (Call 01/15/23)(b)	22,032	20,620,630
5.25%, 01/15/30 (Call 01/15/25)(b)	11,069	10,474,041
5.50%, 05/15/27 (Call 10/03/22)(b)	4,551	4,509,472
Verscend Escrow Corp., 9.75%, 08/15/26
(Call 10/03/22)(a)	16,476	16,662,179
Williams Scotsman International Inc., 4.63%, 08/15/28
(Call 08/15/23)(a)(b)	5,689	5,113,273

		529,975,887

Computers — 1.2%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)(b)	9,159	8,111,632
4.00%, 07/01/29 (Call 07/01/24)(a)(b)	7,116	6,328,389
Condor Merger Sub Inc., 7.38%, 02/15/30
(Call 02/15/25)(a)(b)	26,905	22,471,056
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 10/03/22)(b)	5,355	3,285,292
9.38%, 07/15/25 (Call 09/16/22)(a)(b)	9,004	7,408,041
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(a)(b)	9,921	3,181,169
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	8,423	7,928,149

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	$15,981	$14,910,433
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	6,680	6,152,280
5.75%, 09/01/27 (Call 09/12/22)(a)(b)	6,815	6,593,512
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	5,379	5,128,876
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(a)(b)	6,090	5,697,865
8.25%, 02/01/28 (Call 02/01/23)(a)(b)	6,499	5,885,108
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(b)	7,432	5,911,880
3.38%, 07/15/31 (Call 01/15/26)(b)	7,464	5,784,600
4.09%, 06/01/29 (Call 03/01/29)	7,403	6,317,403
4.13%, 01/15/31 (Call 10/15/30)	7,092	5,782,927
4.75%, 01/01/25(b)	5,008	4,891,564
4.88%, 03/01/24 (Call 01/01/24)(b)	4,639	4,547,554
4.88%, 06/01/27 (Call 03/01/27)(b)	5,412	5,105,356
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)(b)	16,132	16,132,382

		157,555,468

Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	10,320	9,763,532
6.50%, 04/15/26 (Call 10/03/22)(a)(b)	8,191	7,822,405
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	7,437	6,517,638
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	6,450	5,543,646
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	10,413	9,630,984

		39,278,205

Distribution & Wholesale — 0.3%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	5,420	4,445,947
4.00%, 01/15/28 (Call 01/15/23)(a)	9,335	8,440,007
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 12/15/23)(a)(b)	16,747	14,155,402
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 10/03/22)(a)	9,609	5,115,190
9.00%, 11/15/26 (Call 11/15/22)(a)(b)	13,712	8,284,619

		40,441,165

Diversified Financial Services — 3.4%
AerCap Holdings NV, 5.88%, 10/10/79
(Call 10/10/24)(b)(c)	10,597	9,646,802
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)	5,350	4,908,291
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)	3,810	3,810,000
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	14,534	14,701,868
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	12,937	8,383,463
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	14,143	8,632,180
Curo Group Holdings Corp., 7.50%, 08/01/28
(Call 08/01/24)(a)(b)	13,002	7,880,512
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	1,499	1,431,545
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)(b)	13,913	11,874,745
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)(b)	6,709	3,622,860
6.50%, 11/01/25 (Call 11/01/22)(a)(b)	7,219	4,150,925
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)(b)	12,397	11,079,819
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	6,398	5,603,089
4.63%, 11/15/27 (Call 11/15/22)(a)	4,658	4,328,084

Security	Par (000)	Value

Diversified Financial Services (continued)
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)(b)	$6,324	$4,927,187
6.50%, 05/01/28 (Call 05/01/24)(a)(b)	12,214	10,473,505
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	9,211	7,225,937
5.50%, 08/15/28 (Call 08/15/23)(a)	10,989	9,175,815
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	8,581	6,811,169
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	7,660	6,806,283
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	8,364	6,802,859
5.00%, 03/15/27 (Call 09/15/26)(b)	9,212	7,891,536
5.50%, 03/15/29 (Call 06/15/28)	9,228	7,488,591
5.88%, 10/25/24(b)	5,928	5,708,664
6.13%, 03/25/24(b)	9,421	9,203,186
6.75%, 06/25/25	8,647	8,316,793
6.75%, 06/15/26(b)	6,270	5,919,888
7.25%, 09/25/23(b)	431	431,000
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)(b)	7,212	6,382,620
6.88%, 08/15/28 (Call 08/15/23)(a)(b)	27,897	22,945,282
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(b)	10,314	8,534,603
3.88%, 09/15/28 (Call 09/15/24)(b)	8,404	6,580,403
4.00%, 09/15/30 (Call 09/15/25)(b)	11,703	8,750,918
5.38%, 11/15/29 (Call 05/15/29)(b)	10,269	8,525,837
6.13%, 03/15/24 (Call 09/15/23)(b)	15,595	15,204,375
6.63%, 01/15/28 (Call 07/15/27)(b)	10,076	9,257,325
6.88%, 03/15/25(b)	17,034	16,410,130
7.13%, 03/15/26(b)	20,858	19,454,257
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	7,938	6,207,516
5.38%, 10/15/25 (Call 10/15/22)(a)	8,912	8,154,480
5.75%, 09/15/31 (Call 09/15/26)(a)	6,997	5,616,186
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)(b)	520	498,085
4.88%, 03/15/27 (Call 09/15/26)	352	327,969
6.63%, 03/15/25 (Call 09/15/24)	491	490,406
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)(b)	13,824	11,604,359
3.63%, 03/01/29 (Call 03/01/24)(a)(b)	11,147	8,912,027
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	16,468	12,721,530
4.00%, 10/15/33 (Call 10/15/27)(a)	12,684	9,414,477
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	6,381	5,288,254
4.20%, 10/29/25 (Call 09/29/25)(b)	7,431	6,827,210
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(a)(b)	11,147	9,837,227
5.50%, 04/15/29 (Call 04/15/24)(a)(b)	9,614	7,458,685
5.75%, 06/15/27 (Call 06/15/24)(a)(b)	6,580	5,474,012
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	13,680	11,764,800
7.88%, 05/01/27 (Call 05/01/24)(a)(b)	6,878	6,344,955

		436,224,524

Electric — 2.5%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	12,577	10,426,333
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	18,594	17,013,510
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	9,695	8,244,992
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	10,911	9,110,685

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.13%, 03/15/28 (Call 03/15/23)(a)(b)	$18,165	$16,189,876
5.25%, 06/01/26 (Call 10/03/22)(a)(b)	3,831	3,716,070
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	12,576	10,502,985
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	11,322	10,529,460
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	6,555	6,186,281
4.35%, 04/15/29 (Call 01/15/29)(b)	4,729	4,161,993
Electricite de France SA
5.25%, (Call 01/29/23)(a)(c)(d)	440	424,102
5.63%, (Call 01/22/24)(a)(b)(c)(d)	19,002	17,761,692
Emera Inc., Series 16-A, 6.75%, 06/15/76
(Call 06/15/26)(b)(c)	17,128	17,383,721
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)(b)	7,651	6,550,854
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	5,491	4,493,857
Series B, 4.40%, 07/15/27 (Call 04/15/27)(b)	20,463	19,623,812
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	7,082	6,594,817
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	8,901	8,620,022
4.25%, 09/15/24 (Call 07/15/24)(a)	718	691,833
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	7,897	7,304,725
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	6,307	5,193,726
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	13,477	10,721,627
3.88%, 02/15/32 (Call 02/15/27)(a)(b)	15,023	11,868,471
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	9,582	8,577,806
5.75%, 01/15/28 (Call 01/15/23)(b)	10,454	9,851,850
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	12,933	11,452,560
5.25%, 07/01/30 (Call 07/01/25)(b)	14,087	12,178,212
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	14,979	12,990,644
5.00%, 07/31/27 (Call 09/12/22)(a)(b)	18,761	17,471,181
5.50%, 09/01/26 (Call 09/12/22)(a)(b)	14,154	13,641,431
5.63%, 02/15/27 (Call 09/12/22)(a)(b)	18,017	17,397,576

		316,876,704

Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	10,274	8,359,440
4.75%, 06/15/28 (Call 06/15/23)(a)(b)	8,550	7,150,023
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 10/03/22)(a)(b)	20,168	20,192,774
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	17,423	17,567,263

		53,269,500

Electronics — 0.6%
Imola Merger Corp., 4.75%, 05/15/29
(Call 05/15/24)(a)(b)	26,970	22,861,471
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	13,316	11,516,209
4.88%, 10/15/23(a)	2,953	2,972,564
5.00%, 10/01/25(a)(b)	8,865	8,705,962
5.63%, 11/01/24(a)(b)	4,495	4,511,533
5.88%, 09/01/30(b)	7,570	7,399,675
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	10,372	8,555,748
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	5,995	5,320,562

		71,843,724

Security	Par (000)	Value

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	$10,523	$9,309,648
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	7,620	7,009,860

		16,319,508

Engineering & Construction — 0.1%
Brand Industrial Services Inc., 8.50%, 07/15/25
(Call 10/03/22)(a)(b)	13,304	10,776,240

Entertainment — 3.0%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29
(Call 02/15/25)(a)(b)	12,194	10,486,840
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	14,939	12,034,858
6.25%, 07/01/25 (Call 09/12/22)(a)	46,811	45,767,115
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	23,359	22,979,416
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 09/12/22)(a)(b)	13,111	12,865,169
CDI Escrow Issuer Inc., 5.75%, 04/01/30
(Call 04/01/25)(a)(b)	15,686	14,478,178
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	6,910	6,243,876
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 10/03/22)(b)	5,642	5,310,702
5.50%, 05/01/25 (Call 10/03/22)(a)	12,626	12,420,827
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	10,087	9,137,645
5.50%, 04/01/27 (Call 10/03/22)(a)(b)	6,513	6,242,651
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	9,408	7,632,240
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	6,227	5,524,594
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)(b)	9,787	8,912,532
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	10,871	10,161,993
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	8,522	8,323,693
6.50%, 02/15/25 (Call 08/15/24)(a)	14,631	14,521,267
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29
(Call 04/15/24)(a)(b)	10,765	8,520,497
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	6,348	5,571,767
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	12,158	11,082,017
4.88%, 11/01/24 (Call 10/03/22)(a)(b)	6,038	5,887,654
6.50%, 05/15/27 (Call 05/15/23)(a)(b)	15,091	15,015,545
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 09/16/22)(a)(b)	2,038	2,075,799
8.00%, 02/01/26 (Call 02/01/23)(a)	15,591	13,594,183
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	10,361	7,616,371
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	9,904	6,926,659
Resorts World Las Vegas LLC/RWLV Capital Inc.,
4.63%, 04/16/29 (Call 01/16/29)(a)	13,329	10,926,933
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	9,527	9,316,453
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	6,938	6,833,930
8.63%, 07/01/25 (Call 10/03/22)(a)	5,010	5,147,650
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 10/03/22)(a)(b)	8,520	8,157,885
5.50%, 04/15/27 (Call 10/03/22)(a)(b)	7,594	6,959,901
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 10/03/22)(a)(b)	2,938	2,959,154

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	$10,458	$8,301,037
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	5,246	4,455,795
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	7,839	6,741,540
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	9,277	7,778,301
7.75%, 04/15/25 (Call 10/03/22)(a)(b)	8,226	8,194,803

		375,107,470

Environmental Control — 0.8%
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)(b)	9,509	8,014,432
5.00%, 09/01/30 (Call 09/01/25)(b)	6,139	5,187,455
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	9,992	8,680,550
3.75%, 08/01/25 (Call 10/03/22)(a)(b)	8,783	8,250,579
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	10,127	8,600,057
4.25%, 06/01/25 (Call 10/03/22)(a)(b)	4,364	4,168,711
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	7,776	6,560,767
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	9,898	8,624,089
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	5,412	5,225,334
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	10,064	8,636,982
5.88%, 06/30/29 (Call 06/30/24)(a)(b)	13,223	10,834,662
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	7,941	6,878,789
5.38%, 07/15/24 (Call 09/16/22)(a)	7,119	6,924,113

		96,586,520

Food — 2.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 10/03/22)(a)(b)	10,128	9,077,284
3.50%, 03/15/29 (Call 09/15/23)(a)	19,360	15,856,945
4.63%, 01/15/27 (Call 01/15/23)(a)(b)	16,974	15,427,499
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	13,333	11,684,708
5.88%, 02/15/28 (Call 10/03/22)(a)(b)	10,742	10,235,112
7.50%, 03/15/26 (Call 10/03/22)(a)(b)	7,125	7,287,806
B&G Foods Inc.
5.25%, 04/01/25 (Call 10/03/22)(b)	13,104	11,695,320
5.25%, 09/15/27 (Call 10/03/22)(b)	5,995	5,005,825
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	12,541	11,302,576
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	10,103	8,967,495
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	5,882	5,612,374
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	12,590	10,795,925
5.50%, 10/15/27 (Call 10/15/22)(a)(b)	14,924	14,065,870
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(a)(b)	12,626	10,274,407
4.25%, 04/15/31 (Call 04/15/26)(a)	13,870	11,948,728
5.88%, 09/30/27 (Call 10/03/22)(a)(b)	9,423	9,281,655
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	16,768	14,266,214
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	21,740	18,907,061
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	15,516	14,178,831
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	14,474	13,750,300
5.75%, 03/01/27 (Call 09/16/22)(a)(b)	4,182	4,082,358
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	7,085	6,110,813

Security	Par (000)	Value

Food (continued)
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	$13,160	$11,684,435
6.25%, 04/15/25 (Call 10/03/22)(a)	12,173	12,249,081

		263,748,622

Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 10/03/22)(a)	5,299	5,149,419
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	16,413	15,097,498
6.38%, 05/01/25 (Call 10/03/22)(a)(b)	19,334	19,130,800
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)(b)	5,129	4,321,182
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	9,412	7,538,071

		51,236,970

Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29
(Call 02/01/24)(b)	12,103	10,566,524

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	8,686	8,223,616
5.63%, 05/20/24 (Call 03/20/24)(b)	7,351	7,259,112
5.75%, 05/20/27 (Call 02/20/27)(b)	7,606	7,145,837
5.88%, 08/20/26 (Call 05/20/26)(b)	10,198	9,706,864

		32,335,429

Health Care - Products — 1.1%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	9,396	8,117,968
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	21,170	19,292,221
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	11,395	9,728,481
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	6,931	6,552,394
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	62,099	52,628,902
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	33,048	27,659,524
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	5,646	5,120,019
4.63%, 11/15/27 (Call 11/15/22)(b)	8,652	8,109,808

		137,209,317

Health Care - Services — 5.7%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	7,583	6,229,453
3.50%, 04/01/30 (Call 04/01/25)(a)	8,098	6,670,728
5.00%, 07/15/27 (Call 10/03/22)(a)(b)	5,849	5,527,656
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(b)	31,206	26,281,915
2.50%, 03/01/31 (Call 12/01/30)(b)	29,361	23,231,891
2.63%, 08/01/31 (Call 05/01/31)	17,010	13,529,754
3.00%, 10/15/30 (Call 07/15/30)	28,943	24,118,202
3.38%, 02/15/30 (Call 02/15/25)	26,460	22,689,450
4.25%, 12/15/27 (Call 12/15/22)(b)	33,998	32,170,607
4.63%, 12/15/29 (Call 12/15/24)(b)	49,121	45,977,256
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	5,368	4,616,480
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	6,684	5,652,325
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	7,801	7,179,260
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	15,001	11,096,240
5.25%, 05/15/30 (Call 05/15/25)(a)(b)	21,092	16,003,555
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	25,088	21,204,378
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	13,068	10,737,043

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	$18,903	$11,719,860
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	10,036	5,277,263
6.88%, 04/15/29 (Call 04/15/24)(a)	24,000	15,000,000
8.00%, 03/15/26 (Call 10/03/22)(a)(b)	27,918	26,040,515
8.00%, 12/15/27 (Call 12/15/22)(a)(b)	9,056	7,876,003
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	19,299	14,143,465
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	36,971	29,294,896
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	11,548	10,111,366
4.63%, 04/01/31 (Call 04/01/26)(b)	5,558	4,603,890
4.75%, 02/01/30 (Call 02/01/25)(b)	9,785	8,349,331
HCA Inc.
5.38%, 02/01/25(b)	255	257,241
5.88%, 02/15/26 (Call 08/15/25)(b)	433	442,136
IQVIA Inc.
5.00%, 10/15/26 (Call 10/03/22)(a)(b)	13,548	13,142,237
5.00%, 05/15/27 (Call 10/03/22)(a)(b)	13,369	12,860,719
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 10/03/22)(a)(b)	9,427	8,151,998
6.75%, 04/15/25 (Call 10/03/22)(a)(b)	7,743	7,617,176
Lifepoint Health Inc., 5.38%, 01/15/29
(Call 01/15/24)(a)(b)	6,747	5,110,853
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29
(Call 10/01/24)(a)	6,329	5,530,059
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)(b)	6,449	6,091,377
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	7,418	6,420,650
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	9,898	8,484,368
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	10,930	10,082,925
Radiology Partners Inc., 9.25%, 02/01/28
(Call 02/01/23)(a)(b)	9,830	7,539,364
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 10/03/22)(a)(b)	19,025	18,168,875
RP Escrow Issuer LLC, 5.25%, 12/15/25
(Call 12/15/22)(a)(b)	11,435	10,273,813
Select Medical Corp., 6.25%, 08/15/26
(Call 10/03/22)(a)(b)	14,737	14,088,498
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(a)	17,128	14,784,033
4.38%, 01/15/30 (Call 12/01/24)(a)(b)	18,907	16,543,625
4.63%, 07/15/24 (Call 10/03/22)(b)	8,700	8,475,431
4.63%, 09/01/24 (Call 09/16/22)(a)(b)	7,180	6,994,286
4.63%, 06/15/28 (Call 06/15/23)(a)(b)	7,703	6,998,176
4.88%, 01/01/26 (Call 10/03/22)(a)	29,757	28,269,150
5.13%, 11/01/27 (Call 11/01/22)(a)	21,187	19,492,040
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	33,285	30,469,645
6.13%, 06/15/30 (Call 06/15/25)(a)	26,713	25,677,871
6.25%, 02/01/27 (Call 10/03/22)(a)(b)	21,434	20,534,269

		727,833,597

Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	14,099	12,009,618
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(b)	10,279	8,721,809
4.75%, 09/15/24 (Call 06/15/24)	12,711	12,070,922
5.25%, 05/15/27 (Call 11/15/26)	20,332	18,370,979
6.25%, 05/15/26 (Call 10/03/22)(b)	17,706	17,004,488

Security	Par (000)	Value

Holding Companies - Diversified (continued)
6.38%, 12/15/25 (Call 10/03/22)(b)	$8,780	$8,533,282

		76,711,098

Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 04/01/30 (Call 04/01/25)(a)	5,240	4,136,980
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	8,131	6,281,198
6.25%, 09/15/27 (Call 10/03/22)(a)(b)	6,770	6,019,546
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	6,765	5,414,706
6.75%, 06/01/27 (Call 10/03/22)(b)	6,522	6,407,865
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	8,285	6,702,119
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	7,014	6,172,495
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)(b)	6,252	5,289,505
6.00%, 06/01/25 (Call 03/01/25)(b)	6,404	6,389,911
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 09/16/22)(a)(b)	6,138	6,149,478
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	7,696	6,580,773
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	5,683	5,201,585
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	6,867	6,605,367
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	5,044	4,972,924

		82,324,452

Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	11,555	8,841,968
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	9,545	7,852,862

		16,694,830

Household Products & Wares — 0.3%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	7,264	6,044,574
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	4,728	3,881,537
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	6,788	6,143,140
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	6,715	5,539,875
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	7,230	5,584,452
5.75%, 07/15/25 (Call 10/03/22)(b)	6,182	6,077,768

		33,271,346

Housewares — 0.4%
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	27,510	25,908,093
4.88%, 06/01/25 (Call 05/01/25)(b)	4,996	4,906,072
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	6,370	4,788,329
4.38%, 02/01/32 (Call 08/01/26)(b)	5,538	4,181,190
4.50%, 10/15/29 (Call 10/15/24)(b)	6,006	4,819,815

		44,603,499

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	8,124	6,900,860
6.00%, 08/01/29 (Call 08/01/24)(a)(b)	6,472	5,262,592
7.00%, 11/15/25 (Call 10/03/22)(a)(b)	11,514	10,855,169
10.13%, 08/01/26 (Call 10/03/22)(a)(b)	6,846	6,853,311

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	$10,042	$9,070,185
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	6,106	5,260,319
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	17,648	16,059,680
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	8,073	6,716,448
7.00%, 08/15/25 (Call 10/03/22)(a)(b)	5,490	5,282,478
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27)(c)	5,640	4,787,627
Global Atlantic Fin Co., 4.70%, 10/15/51
(Call 07/15/26)(a)(b)(c)	10,262	8,484,556
GTCR AP Finance Inc., 8.00%, 05/15/27
(Call 10/03/22)(a)(b)	4,725	4,583,587
HUB International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	8,145	7,131,110
7.00%, 05/01/26 (Call 09/12/22)(a)(b)	20,806	20,415,887
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26)(a)(b)(c)	6,809	5,675,356
4.30%, 02/01/61 (Call 02/01/26)(a)	10,909	7,247,667

		130,586,832

Internet — 1.5%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	13,360	10,754,800
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	6,028	4,715,102
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)(b)	9,419	7,955,099
5.25%, 12/01/27 (Call 10/03/22)(a)(b)	8,137	7,684,545
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)	6,259	4,923,955
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	7,049	5,838,840
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	5,581	5,046,340
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	6,586	6,075,585
NortonLifeLock Inc., 5.00%, 04/15/25
(Call 09/12/22)(a)(b)	13,224	12,985,943
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26
(Call 10/03/22)(a)	10,476	7,768,391
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(c)(d)	10,212	8,214,930
6.25%, (Call 04/22/31)(a)(b)(c)(d)	13,146	10,493,073
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(a)(b)	8,352	7,750,405
5.00%, 03/01/30 (Call 12/01/29)(a)(b)	13,357	12,597,321
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	20,241	17,457,863
6.25%, 01/15/28 (Call 09/15/23)(a)(b)	5,200	4,983,784
7.50%, 05/15/25 (Call 10/03/22)(a)(b)	12,020	12,126,355
7.50%, 09/15/27 (Call 10/03/22)(a)(b)	16,765	16,790,986
8.00%, 11/01/26 (Call 10/03/22)(a)(b)	21,155	21,404,403

		185,567,720

Iron & Steel — 0.4%
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	2,217	1,971,744
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	2,760	2,394,300
5.88%, 06/01/27 (Call 10/03/22)(b)	5,974	5,720,105
6.75%, 03/15/26 (Call 10/03/22)(a)(b)	10,407	10,524,079
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)(b)	7,513	7,514,421
8.13%, 05/01/27 (Call 10/03/22)(a)	8,885	8,910,068
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	9,644	9,716,330

Security	Par (000)	Value

Iron & Steel (continued)
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(b)	$10,754	$10,425,035

		57,176,082

Leisure Time — 0.7%
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)(b)	13,708	12,200,600
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	5,718	5,047,450
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 09/12/22)(a)(b)	8,433	7,323,085
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	19,403	15,740,684
5.88%, 02/15/27 (Call 02/15/24)(a)	12,121	11,005,868
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	8,472	6,863,732
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)	6,323	4,900,325
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 10/03/22)(a)(b)	10,633	8,562,436
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	7,673	6,138,400
13.00%, 05/15/25 (Call 09/16/22)(a)(b)	8,184	8,584,861
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	8,059	6,809,855

		93,177,296

Lodging — 3.1%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	12,573	11,709,109
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	12,017	10,441,772
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	19,512	15,759,842
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	11,446	9,843,560
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	14,910	12,535,832
4.88%, 01/15/30 (Call 01/15/25)(b)	13,957	12,772,190
5.38%, 05/01/25 (Call 09/12/22)(a)(b)	4,903	4,838,986
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	6,725	6,566,809
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	7,036	5,808,218
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	10,696	9,465,960
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 09/16/22)(b)	9,476	9,049,580
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(b)	4,745	4,368,366
3.20%, 08/08/24 (Call 07/08/24)	22,254	21,002,213
3.50%, 08/18/26 (Call 06/18/26)	11,546	10,387,936
3.90%, 08/08/29 (Call 05/08/29)(b)	10,305	8,730,396
Marriott Ownership Resorts Inc., 4.50%, 06/15/29
(Call 06/15/24)(a)	5,688	4,776,214
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 10/03/22)(a)(b)	13,010	9,914,571
5.25%, 04/26/26 (Call 10/03/22)(a)(b)	6,139	4,513,393
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	16,149	10,438,893
5.63%, 07/17/27 (Call 10/03/22)(a)	8,000	5,671,422
5.75%, 07/21/28 (Call 07/21/23)(a)	10,979	7,366,704
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)	11,562	9,074,233
5.25%, 06/18/25 (Call 09/12/22)(a)(b)	6,048	5,097,406
5.38%, 05/15/24 (Call 09/12/22)(a)(b)	8,878	7,864,192
5.88%, 05/15/26 (Call 09/12/22)(a)(b)	10,281	8,589,647
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	6,327	5,742,259
4.75%, 10/15/28 (Call 07/15/28)(b)	9,394	8,221,981
5.50%, 04/15/27 (Call 01/15/27)	8,417	7,765,524
5.75%, 06/15/25 (Call 03/15/25)(b)	7,254	7,057,344
6.75%, 05/01/25 (Call 10/03/22)(b)	11,397	11,387,105

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	$7,454	$6,390,594
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	7,456	6,169,840
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)(b)	15,314	8,130,968
6.00%, 07/15/25 (Call 10/03/22)(a)(b)	6,465	4,171,331
6.50%, 01/15/28 (Call 07/15/23)(a)(b)	6,856	3,823,831
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	8,066	6,557,658
6.00%, 04/01/27 (Call 01/01/27)	6,536	6,280,952
6.63%, 07/31/26 (Call 04/30/26)(a)	7,525	7,307,979
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	10,999	9,929,347
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	25,216	24,144,320
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 09/12/22)(a)(b)	8,203	6,581,204
5.13%, 12/15/29 (Call 12/15/24)(a)(b)	14,065	9,780,801
5.50%, 01/15/26 (Call 10/03/22)(a)(b)	13,006	9,913,731
5.50%, 10/01/27 (Call 10/03/22)(a)(b)	9,828	7,051,590
5.63%, 08/26/28 (Call 08/26/23)(a)(b)	18,760	13,132,000

		396,127,803

Machinery — 0.2%
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 10/03/22)(a)(b)	8,610	7,835,100
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(Call 07/15/23)(a)(b)	5,217	4,669,215
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27
(Call 07/15/23)(a)(b)	21,225	19,112,264

		31,616,579

Manufacturing — 0.2%
FXI Holdings Inc.
7.88%, 11/01/24 (Call 10/03/22)(a)(b)	7,646	6,346,180
12.25%, 11/15/26 (Call 11/15/22)(a)(b)	10,606	8,869,268
Hillenbrand Inc., 5.75%, 06/15/25 (Call 10/03/22)(b)	4,445	4,450,556

		19,666,004

Media — 10.0%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	15,438	12,466,407
5.75%, 08/15/29 (Call 08/15/24)(a)	27,387	21,834,286
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	12,256	9,997,526
4.75%, 08/01/25 (Call 10/03/22)(b)	12,473	11,571,203
5.00%, 04/01/24 (Call 10/03/22)	3,983	3,882,501
Audacy Capital Corp.
6.50%, 05/01/27 (Call 09/16/22)(a)(b)	6,831	2,279,846
6.75%, 03/31/29 (Call 03/31/24)(a)(b)	7,423	2,416,187
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	41,655	33,950,729
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	26,738	20,390,666
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	36,973	31,138,661
4.50%, 05/01/32 (Call 05/01/26)(b)	39,578	32,116,755
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	23,092	18,132,993
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	41,557	35,728,631
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	16,058	13,283,178
5.00%, 02/01/28 (Call 09/16/22)(a)(b)	34,845	31,883,175
5.13%, 05/01/27 (Call 10/03/22)(a)(b)	45,758	43,492,979
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	19,700	18,019,590
5.50%, 05/01/26 (Call 10/03/22)(a)(b)	9,631	9,491,902
6.38%, 09/01/29	7,900	7,672,875

Security	Par (000)	Value

Media (continued)
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	$13,773	$10,319,420
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	15,228	12,334,680
4.50%, 11/15/31 (Call 11/15/26)(a)(b)	19,464	15,717,180
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	30,765	21,996,975
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	7,295	5,220,093
5.25%, 06/01/24(b)	8,582	8,281,959
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	13,644	12,343,727
5.50%, 04/15/27 (Call 10/03/22)(a)(b)	18,670	17,689,825
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	29,777	23,054,842
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	23,296	21,463,770
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	13,942	12,344,480
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 09/16/22)(a)(b)	35,705	6,744,317
6.63%, 08/15/27 (Call 09/16/22)(a)	15,954	1,455,803
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	49,680	45,457,200
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)(b)	37,361	30,939,578
5.75%, 12/01/28 (Call 12/01/27)(a)	33,267	25,566,245
5.88%, 11/15/24(b)	27,225	24,706,687
7.38%, 07/01/28 (Call 07/01/23)(b)	13,280	8,698,400
7.75%, 07/01/26(b)	26,652	20,996,312
5.13%, 06/01/29(b)	20,314	12,036,045
Gray Escrow II Inc., 5.38%, 11/15/31
(Call 11/15/26)(a)(b)	17,059	14,443,855
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	9,453	7,698,334
5.88%, 07/15/26 (Call 10/03/22)(a)(b)	8,942	8,587,425
7.00%, 05/15/27 (Call 09/12/22)(a)(b)	11,626	11,467,421
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	7,112	6,098,896
5.25%, 08/15/27 (Call 09/16/22)(a)(b)	10,757	9,682,357
6.38%, 05/01/26 (Call 09/16/22)(b)	10,884	10,298,107
8.38%, 05/01/27 (Call 09/16/22)(b)	16,827	14,820,759
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	10,125	8,667,000
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	15,721	14,790,317
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	13,056	11,476,125
8.00%, 08/01/29 (Call 08/01/24)(a)	9,160	7,943,094
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	11,688	10,285,440
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	6,778	6,285,977
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	12,017	10,875,385
5.63%, 07/15/27 (Call 09/12/22)(a)(b)	23,645	22,542,670
Paramount Global
6.25%, 02/28/57 (Call 02/28/27)(b)(c)	10,823	10,151,974
6.38%, 03/30/62 (Call 03/30/27)(b)(c)	12,113	11,191,976
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	11,881	10,232,511
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	13,474	10,065,078
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)(b)	7,169	6,075,727
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	5,309	4,393,198
Scripps Escrow Inc., 5.88%, 07/15/27
(Call 10/03/22)(a)(b)	5,145	4,656,225

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	$10,422	$8,506,957
5.13%, 02/15/27 (Call 09/16/22)(a)(b)	1,573	1,348,848
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	5,922	4,602,590
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	12,799	11,325,835
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	21,764	17,574,430
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	26,149	22,831,346
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	19,288	16,371,191
5.00%, 08/01/27 (Call 10/03/22)(a)(b)	22,105	20,795,279
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	15,191	14,219,080
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	12,131	11,622,954
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	6,117	6,023,410
5.00%, 09/15/29 (Call 09/15/24)(b)	16,258	15,596,787
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	13,600	12,124,400
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	13,438	11,711,777
5.13%, 02/15/25 (Call 09/12/22)(a)(b)	19,004	18,380,669
6.63%, 06/01/27 (Call 06/01/23)(a)	21,763	21,001,295
7.38%, 06/30/30 (Call 06/30/25)(a)	11,590	11,486,699
UPC Broadband Finco BV, 4.88%, 07/15/31
(Call 07/15/26)(a)	15,990	13,831,350
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)(b)	6,174	5,295,378
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	6,751	5,654,098
5.13%, 04/15/27 (Call 10/03/22)(a)	8,485	7,954,687
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	4,504	4,469,499
Virgin Media Finance PLC, 5.00%, 07/15/30
(Call 07/15/25)(a)(b)	12,025	9,366,032
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	12,134	10,116,116
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	18,368	16,360,194
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	6,352	5,419,164
VZ Secured Financing BV, 5.00%, 01/15/32
(Call 01/15/27)(a)	19,876	16,198,940
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	6,455	5,143,021
6.00%, 01/15/27 (Call 10/03/22)(a)(b)	8,739	7,862,478
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	14,009	11,842,508

		1,274,884,491

Mining — 1.0%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)	593	522,913
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	678	650,880
6.13%, 05/15/28 (Call 05/15/23)(a)	299	290,592
Arconic Corp.
6.00%, 05/15/25 (Call 10/03/22)(a)(b)	7,459	7,319,144
6.13%, 02/15/28 (Call 02/15/23)(a)	14,538	13,611,203
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	7,188	5,920,181
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	19,151	15,645,409
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	6,940	6,313,376
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	8,400	8,303,281
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	10,357	9,610,571
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	11,985	11,063,294

Security	Par (000)	Value

Mining (continued)
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	$7,577	$5,919,001
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	6,168	5,264,943
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)(b)	8,760	7,796,400
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	12,005	9,636,790
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	20,567	17,944,090

		125,812,068

Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27
(Call 03/15/24)(a)(b)	5,304	3,928,408
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	11,459	10,609,639
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	9,573	8,291,415

		22,829,462

Oil & Gas — 6.1%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	6,828	6,435,731
7.63%, 02/01/29 (Call 02/01/24)(a)(b)	8,131	8,375,976
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(b)	8,515	7,695,431
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	6,198	5,568,239
7.00%, 11/01/26 (Call 10/03/22)(a)(b)	5,912	5,802,392
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(a)(b)	8,431	7,809,214
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	8,062	7,719,365
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25
(Call 10/03/22)(a)(b)	6,168	6,460,980
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)	5,987	5,762,727
5.88%, 02/01/29 (Call 02/05/24)(a)(b)	8,599	8,212,045
6.75%, 04/15/29 (Call 04/15/24)(a)	12,470	12,251,775
Citgo Holding Inc., 9.25%, 08/01/24 (Call 10/03/22)(a)(b)	19,830	19,755,637
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	9,303	8,883,202
7.00%, 06/15/25 (Call 10/03/22)(a)	16,039	15,597,928
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	5,383	5,057,550
7.25%, 03/14/27 (Call 10/03/22)(a)(b)	10,914	10,845,788
Colgate Energy Partners III LLC, 5.88%, 07/01/29
(Call 07/01/24)(a)	9,989	9,232,358
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	12,608	11,507,952
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	16,187	15,478,819
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)(b)	6,193	5,730,383
5.63%, 10/15/25 (Call 10/03/22)(a)(b)	14,293	14,074,317
CVR Energy Inc.
5.25%, 02/15/25 (Call 09/16/22)(a)(b)	9,524	8,995,894
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	5,420	4,969,977
Endeavor Energy Resources LP/EER Finance Inc.,
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	12,977	12,814,788
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)(e)	7,781	7,469,760
4.88%, 03/30/26 (Call 12/30/25)(a)(e)	9,488	8,752,680
5.38%, 03/30/28 (Call 09/30/27)(a)(e)	9,060	8,175,744
5.88%, 03/30/31 (Call 09/30/30)(a)(e)	7,631	6,600,815

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)(b)	$69	$64,590
3.90%, 10/01/27 (Call 07/01/27)(b)	683	647,484
6.13%, 02/01/25 (Call 01/01/25)	537	552,478
7.00%, 02/01/30 (Call 11/01/29)(b)	569	608,099
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)(b)	7,669	7,000,838
6.00%, 04/15/30 (Call 04/15/25)(a)(b)	6,926	6,360,077
6.00%, 02/01/31 (Call 02/01/26)(a)(b)	8,474	7,679,260
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	7,757	7,319,086
6.25%, 04/15/32 (Call 05/15/27)(a)	6,966	6,237,879
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)(b)	5,813	5,548,639
9.50%, 01/15/25 (Call 10/03/22)(b)	5,760	5,782,176
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(e)	6,715	6,601,248
6.50%, 06/30/27 (Call 12/30/26)(a)(e)	8,981	8,748,617
6.75%, 06/30/30 (Call 12/30/29)(a)(e)	7,656	7,271,847
Matador Resources Co., 5.88%, 09/15/26
(Call 09/16/22)(b)	12,117	11,874,418
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	9,948	9,198,916
7.13%, 02/01/27 (Call 02/01/23)(a)(b)	14,770	14,925,085
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 10/03/22)(a)(b)	9,040	8,181,200
10.50%, 05/15/27 (Call 10/03/22)(a)(b)	7,034	6,801,016
Murphy Oil Corp.
5.75%, 08/15/25 (Call 10/03/22)(b)	6,785	6,732,077
5.88%, 12/01/27 (Call 12/01/22)(b)	7,815	7,597,040
6.38%, 07/15/28 (Call 07/15/24)	7,533	7,429,421
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	6,692	6,168,886
7.38%, 05/15/27 (Call 05/15/24)(a)(b)	9,476	9,144,340
Nabors Industries Ltd., 7.25%, 01/15/26
(Call 10/03/22)(a)	8,467	7,628,767
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)(b)	6,336	6,171,264
5.50%, 12/01/25 (Call 09/01/25)(b)	8,389	8,614,454
5.55%, 03/15/26 (Call 12/15/25)(b)	15,183	15,570,167
5.88%, 09/01/25 (Call 06/01/25)(b)	9,933	10,188,775
6.13%, 01/01/31 (Call 07/01/30)(b)	17,458	18,181,721
6.38%, 09/01/28 (Call 03/01/28)(b)	7,776	8,126,309
6.63%, 09/01/30 (Call 03/01/30)(b)	20,436	21,815,371
6.95%, 07/01/24	3,853	4,026,385
7.50%, 05/01/31(b)	11,517	12,947,987
7.88%, 09/15/31	7,269	8,363,639
8.00%, 07/15/25 (Call 04/15/25)	6,157	6,688,041
8.50%, 07/15/27 (Call 01/15/27)(b)	7,469	8,374,616
8.88%, 07/15/30 (Call 01/15/30)	11,925	13,934,243
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	9,875	8,371,529
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	12,165	10,419,213
5.88%, 07/15/27 (Call 10/03/22)(a)(b)	7,413	7,138,941
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	10,163	9,134,047
7.25%, 06/15/25 (Call 10/03/22)	10,199	9,867,533
Puma International Financing SA
5.00%, 01/24/26 (Call 09/12/22)(a)	11,900	10,504,651
5.13%, 10/06/24 (Call 09/12/22)(a)	7,161	6,573,798

Security	Par (000)	Value

Oil & Gas (continued)
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	$7,095	$6,565,004
4.88%, 05/15/25 (Call 02/15/25)(b)	8,993	8,672,142
8.25%, 01/15/29 (Call 01/15/24)(b)	9,485	9,951,472
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)	5,741	5,522,603
6.63%, 01/15/27 (Call 10/03/22)(b)	5,931	5,745,858
6.75%, 09/15/26 (Call 10/03/22)	6,063	5,947,781
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	15,545	13,836,799
5.38%, 02/01/29 (Call 02/01/24)(b)	9,968	9,353,722
5.38%, 03/15/30 (Call 03/15/25)(b)	16,236	15,136,011
5.70%, 01/23/25 (Call 10/23/24)(b)	789	785,055
7.75%, 10/01/27 (Call 10/03/22)(b)	1,453	1,505,671
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	9,350	8,065,497
4.50%, 04/30/30 (Call 04/30/25)(b)	11,899	10,123,570
5.88%, 03/15/28 (Call 03/15/23)(b)	6,096	5,693,359
6.00%, 04/15/27 (Call 10/03/22)(b)	8,142	7,901,296
Transocean Guardian Ltd., 5.88%, 01/15/24
(Call 10/03/22)(a)(b)	3,631	3,437,543
Transocean Inc.
7.25%, 11/01/25 (Call 09/12/22)(a)	6,202	4,899,580
7.50%, 01/15/26 (Call 09/12/22)(a)	7,961	6,139,523
8.00%, 02/01/27 (Call 02/01/23)(a)(b)	8,280	6,147,900
11.50%, 01/30/27 (Call 07/30/23)(a)	9,204	8,883,977
Transocean Pontus Ltd., 6.13%, 08/01/25
(Call 10/03/22)(a)	345	330,299
Transocean Poseidon Ltd., 6.88%, 02/01/27
(Call 10/03/22)(a)(b)	5,939	5,616,987

		777,415,284

Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	12,638	11,508,163
6.88%, 04/01/27 (Call 10/03/22)(a)(b)	4,758	4,466,605
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 10/03/22)	9,038	8,438,853
6.88%, 09/01/27 (Call 10/03/22)	11,374	10,512,874
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	6,495	6,108,028
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	20,970	18,930,122
11.00%, 12/01/24 (Call 10/03/22)(a)(b)	526	530,274

		60,494,919

Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27
(Call 06/15/24)(a)(b)	9,158	8,967,514
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	7,485	6,455,812
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	14,747	11,907,956
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 09/12/22)(a)(b)	18,132	15,702,312
5.25%, 04/30/25 (Call 10/03/22)(a)	9,265	8,709,969
5.25%, 08/15/27 (Call 10/03/22)(a)	10,417	7,561,089
5.25%, 08/15/27 (Call 10/03/22)(a)(b)	12,681	9,204,394

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	$17,752	$14,428,826
3.13%, 09/15/31 (Call 06/15/31)(b)	12,685	10,266,837
4.00%, 11/15/23(b)	7,264	7,182,963
4.88%, 03/15/26 (Call 12/15/25)(b)	8,651	8,333,076
5.25%, 07/01/25(b)	15,976	15,936,060
Berry Global Inc.
4.50%, 02/15/26 (Call 10/03/22)(a)(b)	641	615,360
5.63%, 07/15/27 (Call 10/03/22)(a)(b)	4,923	4,807,309
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	6,730	6,469,025
8.75%, 04/15/30 (Call 04/15/25)(a)(b)	15,349	13,372,816
Crown Americas LLC, 5.25%, 04/01/30
(Call 01/01/30)(a)(b)	7,500	7,215,417
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)	5,160	4,829,241
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 02/01/26 (Call 10/03/22)(b)	12,217	11,781,769
Graphic Packaging International LLC
3.50%, 03/15/28(a)	6,391	5,674,609
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	5,224	4,482,083
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	7,303	6,351,328
6.75%, 07/15/26 (Call 09/12/22)(a)	9,481	8,970,705
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	6,863	5,524,715
10.50%, 07/15/27 (Call 09/12/22)(a)(b)	7,921	7,418,016
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 10/03/22)(a)(b)	19,192	18,584,333
7.25%, 04/15/25 (Call 10/03/22)(a)(b)	19,163	17,402,164
OI European Group BV, 4.75%, 02/15/30
(Call 11/15/24)(a)(b)	5,607	4,539,988
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)(b)	873	868,810
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	7,488	6,959,347
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27
(Call 10/15/23)(a)(b)	12,767	11,163,592
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28
(Call 10/15/24)(a)(b)	7,622	6,688,305
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	4,784	4,319,952
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	8,881	8,439,437
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	4,073	4,028,553
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	5,433	5,428,756
Silgan Holdings Inc., 4.13%, 02/01/28
(Call 10/01/22)(b)	7,899	7,206,882
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 10/03/22)(a)(b)	13,037	12,515,520
8.50%, 08/15/27 (Call 09/12/22)(a)(b)	10,584	10,021,778

		330,336,618

Pharmaceuticals — 3.3%
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	6,228	5,186,180
5.13%, 03/01/30 (Call 03/01/25)(a)	7,491	6,426,484
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 10/03/22)(a)(b)	22,260	10,612,455
9.25%, 04/01/26 (Call 10/03/22)(a)(b)	19,491	11,694,600
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	22,989	15,661,486

Security	Par (000)	Value

Pharmaceuticals (continued)
5.00%, 01/30/28 (Call 01/30/23)(a)	$15,986	$5,762,953
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	12,537	4,631,168
5.25%, 01/30/30 (Call 01/30/25)(a)	15,812	5,850,440
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	12,861	4,965,954
5.50%, 11/01/25 (Call 10/03/22)(a)(b)	24,145	19,919,625
5.75%, 08/15/27 (Call 09/16/22)(a)(b)	6,875	5,001,563
6.13%, 02/01/27 (Call 02/01/24)(a)	13,714	10,216,930
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	20,168	7,613,420
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	9,152	3,432,000
7.25%, 05/30/29 (Call 05/30/24)(a)(b)	10,265	3,957,158
9.00%, 12/15/25 (Call 10/03/22)(a)(b)	19,958	12,610,961
Elanco Animal Health Inc., 6.40%, 08/28/28
(Call 05/28/28)(b)	2,704	2,514,720
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc.,
6.13%, 04/01/29 (Call 04/01/24)(a)(b)	15,829	13,446,735
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 10/03/22)(a)(b)	8,268	7,940,381
HLF Financing Sarl LLC/Herbalife International Inc.,
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	7,591	5,928,571
Jazz Securities DAC, 4.38%, 01/15/29
(Call 07/15/24)(a)(b)	18,902	16,936,192
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/25 (Call 09/16/22)(a)(b)	6,890	6,235,450
11.50%, 12/15/28 (Call 06/15/27)(a)(b)	8,613	7,719,401
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	27,702	24,853,403
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	26,336	23,044,000
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	6,798	5,765,837
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	6,905	6,369,966
Par Pharmaceutical Inc., 7.50%, 04/01/27
(Call 10/03/22)(a)	28,847	24,519,950
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	9,204	8,677,562
4.38%, 03/15/26 (Call 12/15/25)(b)	9,238	8,764,552
4.40%, 06/15/30 (Call 03/15/30)(b)	10,179	8,843,006
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	9,587	7,688,870
5.13%, 01/15/28 (Call 01/15/23)(a)(b)	4,484	4,114,070
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23(b)	406	389,760
3.15%, 10/01/26(b)	49,362	41,612,166
4.75%, 05/09/27 (Call 02/09/27)(b)	13,064	11,439,289
5.13%, 05/09/29 (Call 02/09/29)(b)	12,294	10,738,809
6.00%, 04/15/24 (Call 01/15/24)(b)	15,886	15,431,343
6.75%, 03/01/28 (Call 12/01/27)(b)	17,091	16,347,029
7.13%, 01/31/25 (Call 10/31/24)	11,302	11,170,614

		424,035,053

Pipelines — 4.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	10,313	9,377,405
5.75%, 03/01/27 (Call 09/16/22)(a)	7,382	7,023,327
5.75%, 01/15/28 (Call 01/15/23)(a)(b)	8,792	8,350,378
7.88%, 05/15/26 (Call 05/15/23)(a)	6,185	6,297,869
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	7,974	7,092,056
4.13%, 03/01/25 (Call 02/01/25)(a)(b)	5,761	5,408,127
4.13%, 12/01/27 (Call 09/01/27)	5,997	5,317,840

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.15%, 07/01/23 (Call 04/01/23)	$613	$602,656
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	6,398	5,650,010
Cheniere Energy Inc., 4.63%, 10/15/28
(Call 10/15/23)(b)	27,842	26,792,635
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	16,305	13,016,363
4.00%, 03/01/31 (Call 03/01/26)(b)	21,200	18,300,900
4.50%, 10/01/29 (Call 10/01/24)(b)	18,540	17,097,588
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)(b)	19,010	16,826,701
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 09/16/22)(a)(b)	8,917	8,294,442
5.75%, 04/01/25 (Call 10/03/22)(b)	4,353	4,181,057
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	8,934	8,252,782
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	7,736	7,661,688
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)	795	796,988
5.63%, 07/15/27 (Call 04/15/27)(b)	859	869,738
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	14,005	12,228,065
4.38%, 06/15/31 (Call 06/15/26)(a)	14,330	12,266,798
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	775	725,594
5.63%, 01/15/28 (Call 07/15/27)(a)	2,175	2,090,719
6.50%, 09/01/30	10,385	10,333,075
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	9,350	9,176,744
4.85%, 07/15/26 (Call 04/15/26)(b)	8,828	8,712,291
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(b)	2,507	2,374,630
4.13%, 12/01/26 (Call 09/01/26)(b)	7,935	7,164,511
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	11,541	9,962,913
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	14,657	12,671,489
5.50%, 07/15/28 (Call 04/15/28)(b)	11,040	10,102,373
6.00%, 07/01/25 (Call 04/01/25)(a)(b)	4,633	4,462,497
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	10,535	10,171,218
7.50%, 06/01/27 (Call 06/01/24)(a)	5,953	5,886,029
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	7,612	7,535,880
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/03/22)	7,516	7,002,657
7.75%, 02/01/28 (Call 02/01/23)(b)	10,334	9,546,032
8.00%, 01/15/27 (Call 01/15/24)(b)	13,172	12,480,470
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	9,574	8,206,442
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	7,004	6,495,147
5.50%, 10/15/30 (Call 10/15/25)(a)	5,880	5,361,825
5.63%, 02/15/26 (Call 10/03/22)(a)(b)	12,607	12,263,942
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)(b)	16,483	13,887,290
Kinetik Holdings LP, 5.88%, 06/15/30
(Call 06/15/25)(a)(b)	13,474	12,817,412
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	18,686	17,728,342
6.75%, 09/15/25 (Call 09/21/22)(a)(b)	18,305	17,664,325
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	27,795	25,111,434
NGL Energy Partners LP/NGL Energy Finance Corp.,
7.50%, 11/01/23 (Call 10/03/22)(b)	2,934	2,779,965
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	6,655	6,097,125

Security	Par (000)	Value

Pipelines (continued)
5.75%, 10/01/25 (Call 07/01/25)(b)	$7,218	$6,875,217
6.00%, 06/01/26 (Call 03/01/26)(b)	6,789	6,423,752
6.38%, 10/01/30 (Call 04/01/30)(b)	8,714	7,929,740
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	5,456	5,004,516
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	8,071	7,270,572
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	8,675	7,421,128
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	6,037	5,506,951
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	10,270	9,014,790
6.00%, 09/01/31 (Call 09/01/26)(a)(b)	8,039	7,035,242
7.50%, 10/01/25 (Call 10/03/22)(a)(b)	7,360	7,369,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)	323	298,746
5.50%, 03/01/30 (Call 03/01/25)	471	456,463
6.88%, 01/15/29 (Call 01/15/24)	237	241,617
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	16,414	13,623,620
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	15,659	13,679,845
4.13%, 08/15/31 (Call 02/15/31)(a)	17,387	15,048,598
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)(b)	8,731	8,240,702
3.95%, 06/01/25 (Call 03/01/25)	419	400,564
4.30%, 02/01/30 (Call 11/01/29)(b)	14,965	13,382,451
4.50%, 03/01/28 (Call 12/01/27)	5,482	5,083,239
4.65%, 07/01/26 (Call 04/01/26)	6,274	5,965,846
4.75%, 08/15/28 (Call 05/15/28)	6,169	5,824,631

		612,615,214

Real Estate — 0.6%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)(b)	7,738	6,436,082
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	10,036	8,036,327
5.38%, 08/01/28 (Call 08/01/23)(a)(b)	10,254	9,126,060
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	7,644	6,380,370
4.75%, 02/01/30 (Call 09/01/24)(b)	8,384	6,753,312
5.00%, 03/01/31 (Call 03/01/26)	8,794	7,229,620
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)	14,797	11,134,742
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	11,085	8,674,013
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	8,487	6,293,620
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)(b)	7,814	5,014,322

		75,078,468

Real Estate Investment Trusts — 3.5%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)(b)	10,437	8,865,021
5.75%, 05/15/26 (Call 09/12/22)(a)(b)	12,170	11,372,865
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(b)	6,546	4,492,192
4.75%, 02/15/28 (Call 08/15/27)(b)	7,709	5,642,333
9.75%, 06/15/25 (Call 10/03/22)(b)	6,098	5,994,639
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	13,128	11,413,221
6.00%, 04/15/25 (Call 10/03/22)(a)(b)	5,223	5,072,466

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	$15,121	$12,585,208
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	13,841	12,691,782
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	13,437	11,675,409
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	7,446	6,746,076
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	10,030	9,224,123
5.25%, 07/15/30 (Call 07/15/25)(a)	16,760	14,832,600
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	8,899	7,792,854
Iron Mountain Information Management Services Inc.,
5.00%, 07/15/32 (Call 07/15/27)(a)	9,079	7,541,782
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(b)	6,338	6,325,514
4.75%, 10/01/24 (Call 07/01/24)(b)	9,729	9,687,652
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	7,478	6,485,103
4.75%, 06/15/29 (Call 06/15/24)(a)	10,194	8,560,188
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	17,090	12,842,793
4.63%, 08/01/29 (Call 08/01/24)(b)	11,971	10,070,604
5.00%, 10/15/27 (Call 10/15/22)(b)	19,768	17,585,799
5.25%, 08/01/26 (Call 10/03/22)(b)	6,563	6,211,675
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)(b)	11,145	9,731,535
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	10,622	9,752,377
7.50%, 06/01/25 (Call 10/03/22)(a)(b)	6,676	6,730,076
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	8,318	7,195,240
4.75%, 10/15/27 (Call 10/15/22)(b)	10,317	9,381,558
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)(b)	7,559	6,784,202
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	6,380	5,366,959
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	19,100	15,721,783
3.88%, 02/15/27 (Call 02/15/23)(b)	19,865	18,104,194
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	6,087	4,540,415
4.35%, 10/01/24 (Call 09/01/24)	11,448	10,252,840
4.38%, 02/15/30 (Call 08/15/29)(b)	5,108	3,712,963
4.75%, 10/01/26 (Call 08/01/26)	4,941	4,037,291
4.95%, 02/15/27 (Call 08/15/26)(b)	6,366	5,141,916
4.95%, 10/01/29 (Call 07/01/29)	6,059	4,533,768
5.50%, 12/15/27 (Call 09/15/27)(b)	6,534	5,636,490
7.50%, 09/15/25 (Call 06/15/25)	9,271	8,908,597
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)(b)	4,845	4,342,331
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	4,110	3,822,143
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	7,499	6,674,110
4.75%, 03/15/25 (Call 09/15/24)(b)	8,124	7,717,962
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)(b)	9,307	6,624,723
7.88%, 02/15/25 (Call 10/03/22)(a)	29,848	29,400,280
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	8,910	7,462,125
6.50%, 02/15/29 (Call 02/15/24)(a)	14,743	11,204,680
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 10/03/22)(a)(b)	682	643,787

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	$716	$647,768
3.88%, 02/15/29 (Call 11/15/28)(a)(b)	450	399,755
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	633	556,755
4.25%, 12/01/26 (Call 12/01/22)(a)	715	668,868
4.50%, 09/01/26 (Call 06/01/26)(a)	727	686,310
4.63%, 06/15/25 (Call 03/15/25)(a)(b)	487	469,930
4.63%, 12/01/29 (Call 12/01/24)(a)	515	474,176
5.63%, 05/01/24 (Call 02/01/24)(a)(b)	709	719,394
5.75%, 02/01/27 (Call 11/01/26)(a)(b)	330	324,895
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	7,124	6,235,002
6.38%, 08/15/25 (Call 09/12/22)(a)(b)	7,536	7,323,660

		445,642,757

Retail — 4.6%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	10,184	8,732,780
3.88%, 01/15/28 (Call 10/03/22)(a)(b)	22,772	20,253,417
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	39,331	31,637,070
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	9,315	8,312,753
5.75%, 04/15/25 (Call 10/03/22)(a)(b)	2,942	2,957,608
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(b)	6,425	5,737,975
4.63%, 11/15/29 (Call 11/15/24)(a)	10,111	8,630,581
4.75%, 03/01/30 (Call 03/01/25)(b)	6,429	5,473,856
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	7,768	6,475,016
Bath & Body Works Inc.
5.25%, 02/01/28(b)	6,028	5,372,455
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	12,864	11,702,381
7.50%, 06/15/29 (Call 06/15/24)(b)	7,115	6,843,207
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)(b)	9,548	5,442,360
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	8,485	5,468,476
5.63%, 10/01/25 (Call 10/01/22)(a)(b)	6,661	4,921,924
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	8,004	4,805,068
10.25%, 05/01/30 (Call 05/01/27)(a)(b)	44,084	34,853,912
eG Global Finance PLC
6.75%, 02/07/25 (Call 09/12/22)(a)(b)	10,170	9,613,447
8.50%, 10/30/25 (Call 10/03/22)(a)	7,991	7,484,434
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)(b)	8,760	7,723,156
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	11,576	9,487,227
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)(b)	14,735	12,819,450
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	16,426	13,423,327
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)(b)	6,442	5,605,674
5.63%, 01/01/30 (Call 01/01/25)(a)	7,324	6,557,177
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	10,265	7,134,175
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	9,558	6,642,810
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 10/03/22)(a)(b)	9,659	9,232,681
LBM Acquisition LLC, 6.25%, 01/15/29
(Call 01/15/24)(a)(b)	10,627	7,917,115
LCM Investments Holdings II LLC, 4.88%, 05/01/29
(Call 05/01/24)(a)	13,254	11,061,656
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)	9,057	7,630,522
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	7,518	6,555,944

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	$5,921	$5,482,550
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	6,984	6,036,795
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	6,243	5,312,013
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	5,199	4,337,145
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)(b)	11,295	8,683,031
7.88%, 05/01/29 (Call 05/01/24)(a)(b)	17,510	11,644,150
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	6,699	5,646,118
4.75%, 09/15/29 (Call 09/15/24)(b)	5,786	5,327,209
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26 (Call 04/01/23)(a)	14,082	13,178,504
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	5,957	4,363,502
4.38%, 04/01/30 (Call 01/01/30)(b)	6,827	5,204,734
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 10/03/22)(b)	8,016	7,491,911
3.75%, 06/15/29 (Call 06/15/24)	5,543	4,682,172
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)(b)	15,353	13,744,950
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	14,918	13,948,330
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	6,025	4,609,125
4.45%, 02/15/25 (Call 11/15/24)(b)	9,518	8,721,439
4.75%, 02/15/27 (Call 11/15/26)(b)	7,324	6,060,610
4.85%, 04/01/24(b)	6,892	6,626,141
Rite Aid Corp.
7.50%, 07/01/25 (Call 10/03/22)(a)	7,762	6,532,810
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	10,511	8,566,465
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	8,422	7,162,069
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	6,383	5,325,082
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	8,420	7,431,492
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	10,345	8,425,252
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	7,803	6,419,762
Staples Inc.
7.50%, 04/15/26 (Call 10/03/22)(a)(b)	27,538	23,269,610
10.75%, 04/15/27 (Call 10/03/22)(a)(b)	13,729	10,090,815
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)(b)	9,140	8,044,004
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	12,694	10,605,837
4.63%, 01/31/32 (Call 10/01/26)(b)	17,028	14,982,937
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	8,765	7,995,433
5.38%, 04/01/32 (Call 04/01/27)(b)	13,463	12,360,784

		584,822,415

Semiconductors — 0.2%
Entegris Escrow Corp., 5.95%, 06/15/30
(Call 06/15/25)(a)(b)	12,665	11,922,198
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)	5,141	4,329,750
4.38%, 04/15/28 (Call 04/15/23)(a)	5,582	4,935,716

		21,187,664

Software — 2.1%
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 09/01/23)(a)(b)	13,877	12,166,660

Security	Par (000)	Value

Software (continued)
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29
(Call 06/15/25)(a)(b)	$3,995	$3,830,246
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 09/12/22)(a)(b)	14,847	14,661,487
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	13,038	11,165,700
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	12,377	10,259,048
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)	12,281	10,818,496
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	3,626	3,504,384
Minerva Merger Sub Inc., 6.50%, 02/15/30
(Call 02/15/25)(a)(b)	31,508	26,789,992
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	9,022	7,175,648
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	14,265	12,124,861
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	8,074	6,700,128
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	12,011	10,278,357
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	13,753	12,191,993
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)(b)	11,418	9,733,845
3.88%, 12/01/29 (Call 12/01/24)(a)(b)	11,357	9,205,700
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	11,492	9,266,804
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	9,769	7,640,660
PTC Inc.
3.63%, 02/15/25 (Call 10/03/22)(a)(b)	6,079	5,714,260
4.00%, 02/15/28 (Call 02/15/23)(a)	7,130	6,490,032
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	7,875	5,709,375
5.38%, 12/01/28 (Call 12/01/23)(a)	7,625	4,209,686
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	12,734	10,537,343
SS&C Technologies Inc., 5.50%, 09/30/27
(Call 10/03/22)(a)(b)	26,685	25,317,394
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	5,739	4,792,065
3.88%, 03/15/31 (Call 03/15/26)(b)	7,127	5,756,692
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25
(Call 10/03/22)(a)	23,888	18,393,760

		264,434,616

Telecommunications — 6.9%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	16,650	11,322,000
10.50%, 05/15/27 (Call 09/12/22)(a)	20,628	17,724,265
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)(b)	26,343	20,721,844
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	7,312	5,695,188
5.13%, 07/15/29 (Call 04/15/24)(a)	33,322	25,355,043
5.50%, 01/15/28 (Call 10/03/22)(a)(b)	14,906	12,322,343
8.13%, 02/01/27 (Call 09/12/22)(a)(b)	23,859	22,666,050
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	14,095	7,717,013
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(a)(c)	7,766	6,793,590
4.88%, 11/23/81 (Call 08/23/31)(a)(b)(c)	5,742	4,877,917
C&W Senior Financing DAC, 6.88%, 09/15/27
(Call 09/15/22)(a)(b)	17,052	15,091,020
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	16,960	14,340,104
6.00%, 03/01/26 (Call 10/03/22)(a)(b)	22,305	20,966,700
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	8,956	7,366,310
8.25%, 03/01/27 (Call 10/03/22)(a)(b)	12,850	11,018,939

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
CommScope Technologies LLC
5.00%, 03/15/27 (Call 09/12/22)(a)(b)	$10,137	$7,971,260
6.00%, 06/15/25 (Call 09/12/22)(a)(b)	17,846	16,217,552
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/03/22)(a)	27,524	25,195,104
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	5,654	4,333,958
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	9,372	7,437,619
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	21,123	18,487,483
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	16,169	15,000,628
5.88%, 11/01/29 (Call 11/01/24)(b)	9,498	7,752,742
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	13,263	10,908,817
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	13,494	11,604,840
8.75%, 05/15/30 (Call 05/15/25)(a)	15,884	16,350,672
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	8,746	8,312,136
6.63%, 08/01/26(b)	9,823	9,251,629
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(a)	15,176	13,977,096
7.00%, 10/15/28 (Call 10/15/24)(a)	13,452	12,195,045
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(a)(b)	41,060	37,322,719
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	11,863	9,511,600
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	12,712	10,236,592
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	15,659	13,016,544
4.63%, 09/15/27 (Call 10/03/22)(a)(b)	13,616	11,989,610
5.25%, 03/15/26 (Call 09/28/22)(b)	11,631	11,825,819
5.38%, 05/01/25 (Call 09/28/22)(b)	10,078	10,133,728
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	17,891	15,584,671
4.50%, 01/15/29 (Call 01/15/24)(a)	13,675	10,162,781
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	20,813	17,991,798
5.38%, 06/15/29 (Call 06/15/24)(a)	13,811	10,758,838
5.63%, 04/01/25 (Call 01/01/25)(b)	7,673	7,443,775
Series W, 6.75%, 12/01/23(b)	2,473	2,498,967
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	10,165	10,234,122
Nokia OYJ, 4.38%, 06/12/27(b)	6,834	6,492,997
Sprint Corp.
7.13%, 06/15/24	33,983	35,149,371
7.63%, 02/15/25 (Call 11/15/24)	20,465	21,411,506
7.63%, 03/01/26 (Call 11/01/25)(b)	20,088	21,296,494
7.88%, 09/15/23(b)	42,008	43,280,842
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)(b)	6,654	6,598,315
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	5,143	5,143,000
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	19,488	18,757,200
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)	4,908	2,622,688
5.63%, 12/06/26 (Call 12/06/23)(a)(b)	6,512	3,809,260
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	3,429	1,424,861
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(b)	2,679	2,462,564
2.63%, 04/15/26 (Call 04/15/23)	994	921,155
2.63%, 02/15/29 (Call 02/15/24)	797	683,627
3.38%, 04/15/29 (Call 04/15/24)	286	256,187
3.50%, 04/15/31 (Call 04/15/26)	275	243,101
4.75%, 02/01/28 (Call 02/01/23)	282	274,809
5.38%, 04/15/27 (Call 09/12/22)(b)	449	450,248

Security	Par/ Shares (000)	Value

Telecommunications (continued)
ViaSat Inc.
5.63%, 09/15/25 (Call 09/12/22)(a)(b)	$11,659	$10,219,499
5.63%, 04/15/27 (Call 09/12/22)(a)(b)	6,849	6,288,067
6.50%, 07/15/28 (Call 07/15/23)(a)	5,237	4,031,888
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	19,323	15,605,158
4.75%, 07/15/31 (Call 07/15/26)(a)	18,102	14,900,209
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(c)	7,457	6,419,033
4.13%, 06/04/81 (Call 03/04/31)(b)(c)	13,940	10,926,238
7.00%, 04/04/79 (Call 01/04/29)(b)(c)	25,160	25,977,700
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	18,173	15,818,688
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 10/03/22)(a)(b)	20,760	17,697,900
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	13,905	10,673,339

		877,522,415

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)(b)	8,298	7,535,663
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	9,009	8,027,019
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	6,238	6,230,202

		21,792,884

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25)(a)(b)(c)	6,192	5,820,478
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(b)	13,172	11,278,525
6.50%, 10/01/25 (Call 10/03/22)(a)(b)	8,853	8,255,423
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	5,388	5,398,776

		30,753,202

Total Long-Term Investments — 97.4% (Cost: $14,319,201,573)		12,355,010,674

Short-Term Securities

Money Market Funds — 25.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.42%(f)(g)(h)	3,052,332	3,053,247,432
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(f)(g)	140,600	140,600,000

Total Short-Term Securities — 25.1% (Cost: $3,192,576,836)		3,193,847,432

Total Investments in Securities — 122.5% (Cost: $17,511,778,409)		15,548,858,106

Liabilities in Excess of Other Assets — (22.5)%		(2,860,911,039)

Net Assets — 100.0%		$12,687,947,067

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,859,974,472	$192,895,730	(a)	$—	$(687,900)	$1,065,130	$3,053,247,432	3,052,332	$6,513,258	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	131,460,000	9,140,000	(a)	—	—	—	140,600,000	140,600	635,722		—

					$(687,900)	$1,065,130	$3,193,847,432		$7,148,980		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$12,355,010,674	$—	$12,355,010,674
Money Market Funds	3,193,847,432	—	—	3,193,847,432

	$3,193,847,432	$12,355,010,674	$—	$15,548,858,106

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	$14,105	$11,782,588
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	13,659	13,309,609

		25,092,197

Aerospace & Defense — 2.3%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	49,050	44,946,394
2.70%, 02/01/27 (Call 12/01/26)(a)	11,239	10,194,247
2.75%, 02/01/26 (Call 01/01/26)(a)	9,143	8,563,310
2.95%, 02/01/30 (Call 11/01/29)(a)	9,462	8,078,247
3.20%, 03/01/29 (Call 12/01/28)	9,830	8,698,458
3.25%, 02/01/28 (Call 12/01/27)	9,184	8,340,226
3.25%, 02/01/35 (Call 11/01/34)	10,172	7,826,430
3.60%, 05/01/34 (Call 02/01/34)	8,252	6,712,203
3.63%, 02/01/31 (Call 11/01/30)(a)	14,743	13,050,868
3.75%, 02/01/50 (Call 08/01/49)	12,705	9,194,044
3.90%, 05/01/49 (Call 11/01/48)	7,707	5,631,029
3.95%, 08/01/59 (Call 02/01/59)	11,280	7,853,158
5.04%, 05/01/27 (Call 03/01/27)	18,506	18,456,039
5.15%, 05/01/30 (Call 02/01/30)(a)	46,380	45,591,508
5.71%, 05/01/40 (Call 11/01/39)(a)	35,021	33,442,068
5.81%, 05/01/50 (Call 11/01/49)	61,840	59,070,013
5.93%, 05/01/60 (Call 11/01/59)	35,735	33,970,434
General Dynamics Corp.
3.50%, 04/01/27 (Call 02/01/27)(a)	9,866	9,651,447
3.63%, 04/01/30 (Call 01/01/30)(a)	15,118	14,570,438
3.75%, 05/15/28 (Call 02/15/28)(a)	14,902	14,700,801
4.25%, 04/01/40 (Call 10/01/39)	6,424	6,164,975
4.25%, 04/01/50 (Call 10/01/49)(a)	7,867	7,532,251
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	18,901	18,584,075
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	6,817	5,068,001
3.55%, 01/15/26 (Call 10/15/25)(a)	7,702	7,644,878
3.80%, 03/01/45 (Call 09/01/44)	10,016	8,815,502
3.90%, 06/15/32 (Call 03/15/32)(a)	12,313	12,070,005
4.07%, 12/15/42(a)	12,716	11,738,231
4.09%, 09/15/52 (Call 03/15/52)(a)	16,858	15,566,649
4.15%, 06/15/53 (Call 12/15/52)(a)	12,604	11,753,584
4.70%, 05/15/46 (Call 11/15/45)(a)	13,332	13,363,844
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)(a)	6,498	6,267,474
3.25%, 01/15/28 (Call 10/15/27)(a)	26,361	25,043,741
4.03%, 10/15/47 (Call 04/15/47)	21,555	18,943,114
4.40%, 05/01/30 (Call 02/01/30)(a)	8,541	8,525,174
4.75%, 06/01/43(a)	13,689	13,152,963
5.25%, 05/01/50 (Call 11/01/49)(a)	11,671	12,245,923
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	11,304	9,121,105
2.25%, 07/01/30 (Call 04/01/30)	14,723	12,563,447
2.38%, 03/15/32 (Call 12/15/31)(a)	13,182	11,059,956
2.82%, 09/01/51 (Call 03/01/51)	14,686	10,270,951
3.03%, 03/15/52 (Call 09/15/51)	12,632	9,172,997
3.13%, 05/04/27 (Call 02/04/27)	11,716	11,191,694
3.13%, 07/01/50 (Call 01/01/50)	9,396	6,942,834
3.50%, 03/15/27 (Call 12/15/26)(a)	13,169	12,760,878
3.75%, 11/01/46 (Call 05/01/46)	11,724	9,681,267

Security	Par (000)	Value

Aerospace & Defense (continued)
4.13%, 11/16/28 (Call 08/16/28)	$30,795	$30,162,806
4.15%, 05/15/45 (Call 11/16/44)	8,054	7,094,002
4.35%, 04/15/47 (Call 10/15/46)(a)	12,202	11,112,836
4.45%, 11/16/38 (Call 05/16/38)	8,705	8,157,069
4.50%, 06/01/42	36,296	34,120,980
4.63%, 11/16/48 (Call 05/16/48)(a)	20,522	19,425,530
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)(a)	13,341	11,098,841

		784,958,939

Agriculture — 1.5%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	14,426	10,904,107
3.40%, 05/06/30 (Call 02/06/30)	13,905	12,072,477
3.40%, 02/04/41 (Call 08/04/40)	14,517	9,860,515
3.70%, 02/04/51 (Call 08/04/50)	12,301	7,989,714
3.88%, 09/16/46 (Call 03/16/46)	17,981	12,401,440
4.00%, 02/04/61 (Call 08/04/60)	10,039	6,719,508
4.25%, 08/09/42	10,904	8,116,192
4.40%, 02/14/26 (Call 12/14/25)(a)	15,168	15,094,893
4.80%, 02/14/29 (Call 11/14/28)(a)	15,146	14,665,055
5.38%, 01/31/44(a)	17,856	15,591,645
5.80%, 02/14/39 (Call 08/14/38)	20,327	18,731,613
5.95%, 02/14/49 (Call 08/14/48)(a)	26,687	23,919,094
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	9,326	8,865,204
2.70%, 09/15/51 (Call 03/15/51)	5,679	4,251,323
2.90%, 03/01/32 (Call 12/01/31)(a)	6,151	5,558,215
3.25%, 03/27/30 (Call 12/27/29)(a)	14,290	13,473,738
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	19,420	16,430,786
2.73%, 03/25/31 (Call 12/25/30)(a)	14,305	11,450,157
3.22%, 09/06/26 (Call 07/06/26)(a)	12,340	11,525,949
3.56%, 08/15/27 (Call 05/15/27)	34,685	31,885,060
3.73%, 09/25/40 (Call 03/25/40)	13,086	9,153,997
3.98%, 09/25/50 (Call 03/25/50)(a)	9,669	6,475,529
4.39%, 08/15/37 (Call 02/15/37)	26,865	21,245,019
4.54%, 08/15/47 (Call 02/15/47)	24,607	17,978,246
4.70%, 04/02/27 (Call 02/02/27)(a)	11,562	11,261,690
4.74%, 03/16/32 (Call 12/16/31)(a)	9,458	8,486,997
4.76%, 09/06/49 (Call 03/06/49)(a)	10,102	7,604,989
4.91%, 04/02/30 (Call 01/02/30)(a)	10,079	9,489,755
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	12,931	11,521,363
4.45%, 03/16/28 (Call 02/16/28)	12,689	12,056,936
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	12,472	10,472,435
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	9,081	8,073,274
1.75%, 11/01/30 (Call 08/01/30)(a)	8,942	6,911,224
2.10%, 05/01/30 (Call 02/01/30)	8,429	6,777,225
2.75%, 02/25/26 (Call 11/25/25)(a)	9,042	8,596,543
3.38%, 08/15/29 (Call 05/15/29)(a)	8,297	7,469,209
3.88%, 08/21/42	8,766	6,628,836
4.13%, 03/04/43	9,959	7,753,982
4.25%, 11/10/44(a)	11,685	9,200,593
4.38%, 11/15/41	8,853	7,319,058
4.88%, 11/15/43(a)	6,786	5,828,571
6.38%, 05/16/38	18,463	19,111,882

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	$9,292	$8,602,269
5.85%, 08/15/45 (Call 02/15/45)	21,064	17,958,402

		505,484,709

Airlines — 0.1%
Southwest Airlines Co., 5.13%, 06/15/27 (Call 04/15/27)(a)	22,410	22,874,678

Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	10,589	10,065,946
2.75%, 03/27/27 (Call 01/27/27)(a)	14,754	14,161,608
2.85%, 03/27/30 (Call 12/27/29)(a)	22,412	20,544,975
3.25%, 03/27/40 (Call 09/27/39)(a)	12,709	10,765,748
3.38%, 03/27/50 (Call 09/27/49)(a)	15,306	12,751,680
3.88%, 11/01/45 (Call 05/01/45)(a)	6,334	5,728,310
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	9,553	8,328,672

		82,346,939

Auto Manufacturers — 1.3%
American Honda Finance Corp.
1.00%, 09/10/25(a)	7,250	6,628,289
1.30%, 09/09/26(a)	11,278	10,156,584
2.00%, 03/24/28(a)	10,928	9,683,697
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	7,232	5,867,743
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	10,977	10,491,697
5.00%, 10/01/28 (Call 07/01/28)(a)	9,394	9,109,785
5.00%, 04/01/35(a)	7,278	6,505,608
5.15%, 04/01/38 (Call 10/01/37)	11,080	9,728,054
5.20%, 04/01/45(a)	12,171	10,151,954
5.40%, 10/15/29 (Call 08/15/29)(a)	4,960	4,818,342
5.40%, 04/01/48 (Call 10/01/47)(a)	7,252	6,283,485
5.60%, 10/15/32 (Call 07/15/32)	8,711	8,344,547
5.95%, 04/01/49 (Call 10/01/48)(a)	8,181	7,583,897
6.13%, 10/01/25 (Call 09/01/25)(a)	15,247	15,702,396
6.25%, 10/02/43(a)	16,127	15,440,349
6.60%, 04/01/36 (Call 10/01/35)	11,033	11,174,527
6.75%, 04/01/46 (Call 10/01/45)(a)	9,656	9,761,219
6.80%, 10/01/27 (Call 08/01/27)	9,796	10,375,654
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)(a)	17,042	15,024,902
1.50%, 06/10/26 (Call 05/10/26)	15,616	13,708,089
2.35%, 02/26/27 (Call 01/26/27)(a)	9,905	8,784,814
2.35%, 01/08/31 (Call 10/08/30)(a)	9,875	7,647,061
2.40%, 04/10/28 (Call 02/10/28)(a)	12,180	10,310,583
2.40%, 10/15/28 (Call 08/15/28)	6,121	5,096,261
2.70%, 08/20/27 (Call 06/20/27)	10,889	9,681,700
2.70%, 06/10/31 (Call 03/10/31)	11,453	9,006,386
3.10%, 01/12/32 (Call 10/12/31)(a)	12,812	10,352,157
3.60%, 06/21/30 (Call 03/21/30)	12,980	11,203,775
4.00%, 10/06/26 (Call 07/06/26)(a)	9,064	8,721,273
4.30%, 04/06/29 (Call 02/06/29)(a)	8,925	8,201,914
4.35%, 01/17/27 (Call 10/17/26)	11,393	10,994,235
5.00%, 04/09/27 (Call 03/09/27)	17,337	17,135,024
5.25%, 03/01/26 (Call 12/01/25)	12,935	13,018,715
Honda Motor Co. Ltd.
2.53%, 03/10/27 (Call 02/10/27)(a)	8,194	7,659,319
2.97%, 03/10/32 (Call 12/10/31)(a)	12,827	11,489,999
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31(a)	17,542	22,156,881

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)(a)	$13,522	$12,397,798
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	10,890	9,886,363
1.13%, 06/18/26(a)	10,683	9,641,409
1.90%, 01/13/27(a)	9,062	8,331,947
1.90%, 04/06/28(a)	7,974	7,093,890
2.15%, 02/13/30(a)	8,422	7,305,592
3.05%, 03/22/27(a)	15,700	15,062,459
3.20%, 01/11/27(a)	7,484	7,236,684
3.38%, 04/01/30(a)	10,918	10,304,341
4.45%, 06/29/29(a)	9,817	9,894,629

		465,156,027

Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	14,244	8,789,098
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	9,573	8,058,121
4.15%, 05/01/52 (Call 11/01/51)(a)	8,710	6,461,683
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	10,402	9,459,067
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)(a)	9,502	8,112,464

		40,880,433

Banks — 23.5%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	2,721	2,692,021
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	3,555	3,217,391
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(b)	20,097	17,303,043
1.85%, 03/25/26	17,763	15,785,975
2.75%, 12/03/30(a)	18,417	14,229,412
2.96%, 03/25/31(a)	9,474	7,723,383
3.31%, 06/27/29(a)	8,835	7,942,517
3.49%, 05/28/30(a)	13,922	11,935,196
3.80%, 02/23/28(a)	9,996	9,135,953
4.18%, 03/24/28 (Call 03/24/27)(b)	20,369	19,068,853
4.25%, 04/11/27	7,806	7,472,264
4.38%, 04/12/28(a)	13,143	12,358,082
5.29%, 08/18/27	1,504	1,470,552
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(a)(b)	18,212	16,286,320
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	46,247	41,029,728
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(b)	21,516	17,094,927
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(a)(b)	20,039	15,855,089
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(b)	22,060	18,785,740
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(b)	28,724	22,883,572
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(b)	27,964	23,438,485
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(b)	16,931	15,347,989
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(b)	28,559	23,279,692
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	22,497	18,979,221

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(b)	$39,940	$28,500,158
2.69%, 04/22/32 (Call 04/22/31),
(SOFR + 1.320%)(b)	37,463	31,093,582
2.83%, 10/24/51 (Call 10/24/50),
(SOFR + 1.880%)(b)	7,700	5,225,983
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(b)	14,399	12,513,126
2.97%, 02/04/33 (Call 02/04/32),
(SOFR + 1.330%)(b)	32,512	27,335,943
2.97%, 07/21/52 (Call 07/21/51),
(SOFR + 1.560%)(b)	18,501	12,965,455
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(b)	17,279	15,364,459
3.25%, 10/21/27 (Call 10/21/26)(a)	18,201	17,178,430
3.31%, 04/22/42 (Call 04/22/41),
(SOFR + 1.580%)(a)(b)	29,163	22,646,671
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(a)(b)	46,600	43,178,055
3.50%, 04/19/26	17,525	17,081,831
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(b)	23,391	22,344,737
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(b)	16,542	15,565,948
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(b)	16,424	15,577,821
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(b)	18,950	18,135,887
3.95%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(b)	10,016	8,517,185
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(a)(b)	20,414	19,327,038
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(a)(b)	23,249	21,831,157
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.320%)(b)	13,639	11,862,460
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.150%)(a)(b)	46,030	39,297,417
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(a)(b)	17,767	16,015,753
4.25%, 10/22/26	13,757	13,552,717
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(b)	23,254	22,264,982
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(b)	21,542	19,232,435
4.38%, 04/27/28 (Call 04/27/27),
(SOFR + 1.580%)(b)	18,391	18,043,432
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(b)	17,317	15,828,642
4.45%, 03/03/26	14,756	14,694,009
4.57%, 04/27/33 (Call 04/27/32),
(SOFR + 1.830%)(a)(b)	32,372	30,941,947
4.95%, 07/22/28 (Call 07/22/27)(b)	33,212	33,171,249
5.00%, 01/21/44(a)	17,511	16,958,349
5.02%, 07/22/33 (Call 07/22/32)(b)	43,253	42,812,460
5.88%, 02/07/42(a)	11,550	12,574,822
6.11%, 01/29/37(a)	18,590	19,681,707
7.75%, 05/14/38(a)	16,548	20,424,533
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	14,313	13,950,804

Security	Par (000)	Value

Banks (continued)
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(SOFR + 0.910%)(b)	$22,614	$20,256,090
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(SOFR + 1.220%)(b)	15,215	12,622,442
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(SOFR + 1.650%)(b)	9,990	7,740,700
Bank of America N.A., 6.00%, 10/15/36(a)	11,912	12,819,249
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(SOFR + 0.603%)(b)	14,795	13,179,979
1.25%, 09/15/26(a)	17,816	15,881,617
2.65%, 03/08/27(a)	17,795	16,566,723
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)(a)	10,484	9,650,959
2.45%, 08/17/26 (Call 05/17/26)(a)	11,175	10,511,584
2.80%, 05/04/26 (Call 02/04/26)(a)	6,916	6,674,240
3.25%, 05/16/27 (Call 02/16/27)(a)	10,324	9,935,895
3.30%, 08/23/29 (Call 05/23/29)(a)	7,613	7,098,373
3.40%, 01/29/28 (Call 10/29/27)	7,941	7,595,294
3.85%, 04/28/28(a)	12,238	11,994,204
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	10,105	9,067,463
1.30%, 09/15/26	14,693	13,041,164
1.35%, 06/24/26(a)	9,711	8,716,600
1.95%, 02/02/27	13,848	12,462,771
2.45%, 02/02/32	6,838	5,675,679
2.70%, 08/03/26(a)	13,684	12,884,120
4.50%, 12/16/25(a)	11,922	11,889,977
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(b)	19,446	17,062,797
2.65%, 06/24/31 (Call 06/24/30),
(SOFR + 1.900%)(b)	8,865	7,044,224
2.67%, 03/10/32 (Call 03/10/31)(b)	10,916	8,460,050
2.89%, 11/24/32 (Call 11/24/31)(b)	13,309	10,444,923
3.33%, 11/24/42 (Call 11/24/41)(b)	12,392	8,898,304
4.34%, 01/10/28 (Call 01/10/27)(a)	13,736	13,004,951
4.38%, 01/12/26	21,152	20,733,732
4.84%, 05/09/28 (Call 05/07/27)(a)	20,507	19,368,156
4.95%, 01/10/47(a)	14,911	13,622,162
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(b)	20,151	19,235,842
5.20%, 05/12/26	16,057	15,918,261
5.25%, 08/17/45(a)	13,238	12,280,957
5.50%, 08/09/28	16,091	15,825,743
5.75%, 08/09/33(a)	5,668	5,530,259
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	9,406	8,403,730
3.45%, 04/07/27(a)	11,096	10,636,833
3.60%, 04/07/32 (Call 03/07/32)(a)	9,299	8,491,625
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(SOFR + 0.765%)(b)	26,655	23,544,148
1.46%, 06/09/27 (Call 06/09/26),
(SOFR + 0.770%)(b)	27,733	24,457,417
2.52%, 11/03/32 (Call 11/03/31),
(SOFR + 1.177%)(b)	17,763	14,406,685
2.56%, 05/01/32 (Call 05/01/31),
(SOFR + 1.167%)(b)	29,928	24,490,840
2.57%, 06/03/31 (Call 06/03/30),
(SOFR + 2.107%)(b)	36,243	30,274,111

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.67%, 01/29/31 (Call 01/29/30),
(SOFR + 1.146%)(b)	$20,713	$17,597,125
2.90%, 11/03/42 (Call 11/03/41),
(SOFR + 1.379%)(a)(b)	14,702	10,720,022
2.98%, 11/05/30 (Call 11/05/29),
(SOFR + 1.422%)(a)(b)	23,010	20,077,355
3.06%, 01/25/33 (Call 01/25/32),
(SOFR + 1.351%)(a)(b)	35,847	30,301,111
3.07%, 02/24/28 (Call 02/24/27),
(SOFR + 1.280%)(b)	24,688	22,839,254
3.20%, 10/21/26 (Call 07/21/26)	29,731	28,324,132
3.40%, 05/01/26(a)	19,644	18,954,653
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(b)	21,464	19,934,201
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(b)	25,575	23,990,583
3.70%, 01/12/26(a)	14,305	13,967,579
3.79%, 03/17/33 (Call 03/17/32),
(SOFR + 1.939%)(b)	37,668	33,834,125
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(a)(b)	13,884	12,051,025
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(b)	26,490	25,370,752
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(a)(b)	26,498	24,783,707
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(a)(b)	18,234	17,318,003
4.13%, 07/25/28(a)	19,620	18,692,327
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(a)(b)	10,595	9,474,036
4.30%, 11/20/26	9,263	9,151,293
4.41%, 03/31/31 (Call 03/31/30),
(SOFR + 3.914%)(b)	41,569	39,556,848
4.45%, 09/29/27(a)	40,354	39,401,468
4.60%, 03/09/26(a)	14,200	14,176,009
4.65%, 07/30/45(a)	12,441	11,497,761
4.65%, 07/23/48 (Call 06/23/48)(a)	24,862	23,255,930
4.66%, 05/24/28 (Call 05/24/27),
(SOFR + 1.887%)(a)(b)	16,093	15,862,083
4.75%, 05/18/46(a)	19,214	17,271,295
4.91%, 05/24/33 (Call 05/24/32)(a)(b)	28,359	27,770,335
5.30%, 05/06/44	8,592	8,310,572
5.32%, 03/26/41 (Call 03/26/40),
(SOFR + 4.548%)(b)	14,194	14,137,000
5.50%, 09/13/25(a)	9,874	10,111,398
5.88%, 01/30/42(a)	13,561	14,426,898
6.63%, 06/15/32(a)	12,847	13,923,439
6.68%, 09/13/43(a)	10,421	11,799,421
8.13%, 07/15/39(a)	21,515	28,080,365
Citizens Bank NA, 4.58%, 08/09/28	119	117,666
Citizens Financial Group Inc., 3.25%, 04/30/30
(Call 01/30/30)	12,467	11,020,746
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	17,074	16,301,005
5.25%, 05/24/41(a)	16,032	17,416,349
5.25%, 08/04/45(a)	11,964	11,585,701
5.75%, 12/01/43(a)	15,008	15,512,215
Credit Suisse AG, 5.00%, 07/09/27	10,664	10,357,351
Credit Suisse AG/New York NY, 1.25%, 08/07/26(a)	25,725	22,165,018

Security	Par (000)	Value

Banks (continued)
Credit Suisse Group AG
4.55%, 04/17/26	$28,003	$26,895,633
4.88%, 05/15/45	15,983	12,845,917
Deutsche Bank AG/New York NY
1.69%, 03/19/26(a)	15,171	13,670,573
2.13%, 11/24/26 (Call 11/24/25),
(SOFR + 1.870%)(b)	17,484	15,423,322
2.31%, 11/16/27 (Call 11/16/26),
(SOFR + 1.219%)(b)	24,884	21,182,973
2.55%, 01/07/28 (Call 01/07/27),
(SOFR + 1.318%)(b)	20,091	17,122,836
3.04%, 05/28/32 (Call 05/28/31),
(SOFR + 1.718%)(b)	4,741	3,680,983
3.55%, 09/18/31 (Call 09/18/30),
(SOFR + 3.043%)(a)(b)	19,987	16,357,769
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	12,403	11,758,777
4.65%, 09/13/28 (Call 06/13/28)	14,833	14,258,866
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)(a)	8,703	8,027,441
4.77%, 07/28/30 (Call 07/28/29)(b)	12,904	12,795,732
8.25%, 03/01/38(a)	11,205	14,428,209
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)	13,925	13,550,605
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25),
(SOFR + 0.789%)(b)	24,594	22,018,123
1.43%, 03/09/27 (Call 03/09/26),
(SOFR + 0.798%)(b)	31,694	28,184,739
1.54%, 09/10/27 (Call 09/10/26),
(SOFR + 0.818%)(a)(b)	28,812	25,319,937
1.95%, 10/21/27 (Call 10/21/26),
(SOFR + 0.913%)(a)(b)	44,553	39,614,393
1.99%, 01/27/32 (Call 01/27/31),
(SOFR + 1.090%)(a)(b)	25,799	20,433,272
2.38%, 07/21/32 (Call 07/21/31),
(SOFR + 1.248%)(b)	40,354	32,575,125
2.60%, 02/07/30 (Call 11/07/29)	18,556	15,897,736
2.62%, 04/22/32 (Call 04/22/31),
(SOFR + 1.281%)(b)	35,848	29,531,901
2.64%, 02/24/28 (Call 02/24/27),
(SOFR + 1.114%)(b)	29,959	27,174,170
2.65%, 10/21/32 (Call 10/21/31),
(SOFR + 1.264%)(b)	29,001	23,797,406
2.91%, 07/21/42 (Call 07/21/41),
(SOFR + 1.472%)(b)	17,283	12,572,015
3.10%, 02/24/33 (Call 02/24/32),
(SOFR + 1.410%)(b)	41,304	35,131,092
3.21%, 04/22/42 (Call 04/22/41),
(SOFR + 1.513%)(a)(b)	25,308	19,309,564
3.44%, 02/24/43 (Call 02/24/42),
(SOFR + 1.632%)(b)	21,204	16,673,719
3.50%, 11/16/26 (Call 11/16/25)(a)	27,329	26,257,260
3.62%, 03/15/28 (Call 03/15/27),
(SOFR + 1.846%)(b)	32,485	30,704,104
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(a)(b)	22,876	21,626,758
3.75%, 02/25/26 (Call 11/25/25)(a)	17,654	17,300,118
3.80%, 03/15/30 (Call 12/15/29)(a)	25,402	23,426,339
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(b)	24,714	23,143,005

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.85%, 01/26/27 (Call 01/26/26)(a)	$29,641	$28,717,256
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(b)	27,538	24,001,454
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(a)(b)	35,473	33,898,510
4.25%, 10/21/25(a)	15,141	14,927,303
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(a)(b)	15,393	13,997,855
4.48%, 08/23/28	21,180	20,654,611
4.75%, 10/21/45 (Call 04/21/45)(a)	18,486	17,263,759
4.80%, 07/08/44 (Call 01/08/44)(a)	18,180	17,067,329
5.15%, 05/22/45	21,344	20,196,316
5.95%, 01/15/27(a)	11,268	11,817,760
6.13%, 02/15/33(a)	14,669	15,816,904
6.25%, 02/01/41(a)	26,987	30,245,902
6.75%, 10/01/37	60,488	66,912,225
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(SOFR + 1.290%)(b)	21,649	18,841,053
2.01%, 09/22/28 (Call 09/22/27),
(SOFR + 1.732%)(b)	21,703	18,339,239
2.21%, 08/17/29 (Call 08/17/28),
(SOFR + 1.285%)(b)	22,252	18,436,178
2.25%, 11/22/27 (Call 11/22/26),
(SOFR + 1.100%)(a)(b)	24,781	21,860,894
2.36%, 08/18/31 (Call 08/18/30),
(SOFR + 1.947%)(a)(b)	12,951	10,218,655
2.80%, 05/24/32 (Call 05/24/31),
(SOFR + 1.187%)(b)	31,170	24,744,682
2.85%, 06/04/31 (Call 06/04/30),
(SOFR + 2.387%)(b)	15,974	13,188,826
2.87%, 11/22/32 (Call 11/22/31),
(SOFR + 1.410%)(a)(b)	17,055	13,506,433
3.90%, 05/25/26(a)	24,201	23,539,507
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(b)	33,127	29,900,841
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(b)	25,445	23,957,979
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(b)	23,305	22,652,565
4.30%, 03/08/26(a)	29,441	29,093,225
4.38%, 11/23/26(a)	14,632	14,288,866
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(b)	36,033	33,933,822
4.76%, 06/09/28 (Call 06/09/27)(b)	27,360	26,379,013
4.95%, 03/31/30	26,084	25,330,971
5.21%, 08/11/28	1,749	1,707,366
5.25%, 03/14/44(a)	10,735	9,793,159
5.40%, 08/11/33	1,430	1,358,344
6.10%, 01/14/42(a)	8,865	9,608,097
6.50%, 05/02/36(a)	22,878	23,848,567
6.50%, 09/15/37	29,588	30,805,733
6.80%, 06/01/38(a)	17,184	18,384,649
Huntington Bancshares Inc., 4.44%, 08/04/28
(Call 08/04/27)(b)	5,430	5,308,076
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	9,501	8,118,453
Huntington National Bank (The), 4.55%, 05/17/28 (Call 05/17/27)(a)(b)	7,093	7,039,772

Security	Par (000)	Value

Banks (continued)
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(SOFR + 1.005%)(b)	$14,806	$13,124,850
2.73%, 04/01/32 (Call 04/01/31),
(SOFR + 1.316%)(a)(b)	11,713	9,656,461
3.95%, 03/29/27(a)	14,615	13,997,464
4.02%, 03/28/28 (Call 03/28/27),
(SOFR + 1.830%)(b)	13,165	12,480,798
4.05%, 04/09/29(a)	9,917	9,276,345
4.25%, 03/28/33 (Call 03/28/32),
(SOFR + 2.070%)(a)(b)	12,758	11,769,356
4.55%, 10/02/28	12,791	12,366,891
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26),
(SOFR + 0.695%)(a)(b)	18,360	16,188,715
1.05%, 11/19/26 (Call 11/19/25),
(SOFR + 0.800%)(a)(b)	25,660	22,780,265
1.47%, 09/22/27 (Call 09/22/26),
(SOFR + 0.765%)(b)	26,429	23,177,739
1.58%, 04/22/27 (Call 04/22/26),
(SOFR + 0.885%)(b)	33,748	30,107,725
1.76%, 11/19/31 (Call 11/19/30),
(SOFR + 1.105%)(a)(b)	13,442	10,563,424
1.95%, 02/04/32 (Call 02/04/31),
(SOFR + 1.065%)(b)	24,904	19,684,298
2.07%, 06/01/29 (Call 06/01/28),
(SOFR + 1.015%)(b)	17,702	15,115,014
2.18%, 06/01/28 (Call 06/01/27),
(SOFR + 1.890%)(b)	15,181	13,455,975
2.52%, 04/22/31 (Call 04/22/30),
(SOFR + 2.040%)(a)(b)	23,030	19,455,348
2.53%, 11/19/41 (Call 11/19/40),
(SOFR + 1.510%)(b)	17,093	11,973,819
2.55%, 11/08/32 (Call 11/08/31),
(SOFR + 1.180%)(b)	25,232	20,731,144
2.58%, 04/22/32 (Call 04/22/31),
(SOFR + 1.250%)(b)	30,898	25,530,538
2.74%, 10/15/30 (Call 10/15/29),
(SOFR + 1.510%)(a)(b)	34,268	29,730,399
2.95%, 10/01/26 (Call 07/01/26)(a)	29,845	28,387,343
2.95%, 02/24/28 (Call 02/24/27),
(SOFR + 1.170%)(b)	16,779	15,528,656
2.96%, 01/25/33 (Call 01/25/32),
(SOFR + 1.260%)(b)	42,315	35,939,018
3.11%, 04/22/41 (Call 04/22/40),
(SOFR + 2.460%)(a)(b)	17,800	13,724,450
3.11%, 04/22/51 (Call 04/22/50),
(SOFR + 2.440%)(b)	23,493	16,896,624
3.16%, 04/22/42 (Call 04/22/41),
(SOFR + 2.460%)(b)	21,244	16,347,337
3.20%, 06/15/26 (Call 03/15/26)(a)	15,627	15,035,446
3.30%, 04/01/26 (Call 01/01/26)(a)	20,684	20,046,910
3.33%, 04/22/52 (Call 04/22/51),
(SOFR + 1.580%)(b)	32,924	24,749,073
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(b)	21,475	19,909,485
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(a)(b)	22,907	21,622,719
3.63%, 12/01/27 (Call 12/01/26)	11,174	10,681,456

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(b)	$26,031	$24,086,234
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(b)	23,488	22,457,927
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(a)(b)	26,127	22,888,156
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(b)	17,177	14,305,483
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(b)	20,237	19,694,482
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(b)	35,098	29,287,807
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(b)	21,277	20,155,306
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(b)	15,180	12,954,780
4.13%, 12/15/26(a)	17,164	16,945,082
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(a)(b)	22,710	21,734,424
4.25%, 10/01/27(a)	14,730	14,511,033
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(a)(b)	19,393	17,199,338
4.32%, 04/26/28 (Call 04/26/27),
(SOFR + 1.560%)(b)	31,353	30,625,541
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(a)(b)	21,964	21,195,939
4.49%, 03/24/31 (Call 03/24/30),
(SOFR + 3.790%)(a)(b)	25,410	24,624,226
4.57%, 06/14/30 (Call 06/14/29)(a)(b)	23,100	22,408,067
4.59%, 04/26/33 (Call 04/26/32),
(SOFR + 1.800%)(b)	24,388	23,488,268
4.85%, 07/25/28 (Call 07/25/27)(b)	25,307	25,244,155
4.85%, 02/01/44(a)	10,128	10,016,768
4.91%, 07/25/33 (Call 07/25/32)(a)(b)	15,576	15,449,211
4.95%, 06/01/45(a)	16,792	15,990,479
5.40%, 01/06/42(a)	12,326	12,561,379
5.50%, 10/15/40(a)	11,011	11,479,090
5.60%, 07/15/41(a)	17,186	18,087,923
5.63%, 08/16/43(a)	11,414	11,694,281
6.40%, 05/15/38(a)	24,384	27,638,213
KeyBank N.A./Cleveland OH, 4.90%, 08/08/32(a)	10,600	10,117,697
KeyCorp
2.25%, 04/06/27(a)	10,073	9,065,064
2.55%, 10/01/29(a)	8,198	7,021,678
4.10%, 04/30/28(a)	5,811	5,651,633
4.79%, 06/01/33 (Call 06/01/32)(a)(b)	8,473	8,217,360
Lloyds Banking Group PLC
1.00%, 08/11/33	1,081	1,026,469
1.63%, 05/11/27 (Call 05/11/26)(a)(b)	15,195	13,424,345
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(b)	24,350	22,515,846
3.75%, 01/11/27	16,512	15,731,217
3.75%, 03/18/28 (Call 03/18/27)(b)	15,135	14,296,492
4.34%, 01/09/48(a)	15,102	12,182,418
4.38%, 03/22/28	15,984	15,412,511
4.55%, 08/16/28	12,175	11,768,101
4.58%, 12/10/25	13,543	13,298,840
4.65%, 03/24/26(a)	17,792	17,362,752
5.30%, 12/01/45(a)	6,687	6,041,430

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27 (Call 07/20/26)(a)(b)	$20,127	$17,771,016
1.64%, 10/13/27 (Call 10/13/26)(a)(b)	18,857	16,569,169
2.05%, 07/17/30(a)	15,547	12,664,198
2.31%, 07/20/32 (Call 07/20/31)(b)	19,223	15,460,350
2.34%, 01/19/28 (Call 01/19/27)(b)	12,728	11,417,827
2.49%, 10/13/32 (Call 10/13/31)(b)	8,038	6,539,992
2.56%, 02/25/30(a)	15,047	12,860,493
2.76%, 09/13/26(a)	10,920	10,186,005
2.85%, 01/19/33 (Call 01/19/32)(b)	13,547	11,336,396
3.20%, 07/18/29(a)	20,340	18,390,909
3.29%, 07/25/27(a)	7,438	7,013,823
3.68%, 02/22/27(a)	9,059	8,724,761
3.74%, 03/07/29	13,870	13,099,745
3.75%, 07/18/39(a)	13,202	11,260,513
3.85%, 03/01/26	19,641	19,213,064
3.96%, 03/02/28(a)	10,887	10,500,345
4.05%, 09/11/28(a)	7,996	7,695,365
4.08%, 04/19/28 (Call 04/19/27)(b)	9,077	8,757,195
5.02%, 07/20/28 (Call 07/20/27)(b)	18,640	18,743,034
5.13%, 07/20/33 (Call 07/20/32)(b)	21,502	21,574,995
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(b)	20,993	18,268,871
1.55%, 07/09/27 (Call 07/09/26)(a)(b)	16,271	14,263,476
1.98%, 09/08/31 (Call 09/08/30),
(SOFR + 1.532%)(b)	7,809	6,149,590
2.20%, 07/10/31 (Call 07/10/30),
(SOFR + 1.772%)(a)(b)	13,667	10,986,595
2.56%, 09/13/31(a)	14,234	11,191,223
2.84%, 09/13/26(a)	9,472	8,756,660
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(a)(b)	14,107	12,428,701
3.17%, 09/11/27	7,361	6,794,627
4.02%, 03/05/28(a)	10,472	9,996,395
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(b)	9,753	9,225,017
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(SOFR + 0.720%)(b)	25,788	22,823,886
1.51%, 07/20/27 (Call 07/20/26),
(SOFR + 0.858%)(b)	31,053	27,486,377
1.59%, 05/04/27 (Call 05/04/26),
(SOFR + 0.879%)(b)	39,326	35,083,090
1.79%, 02/13/32 (Call 02/13/31),
(SOFR + 1.034%)(b)	25,961	20,367,163
1.93%, 04/28/32 (Call 04/28/31),
(SOFR + 1.020%)(b)	23,278	18,425,359
2.24%, 07/21/32 (Call 07/21/31),
(SOFR + 1.178%)(a)(b)	37,653	30,354,060
2.48%, 01/21/28 (Call 01/21/27),
(SOFR + 1.000%)(b)	24,002	21,800,779
2.51%, 10/20/32 (Call 10/20/31),
(SOFR + 1.200%)(b)	27,358	22,425,498
2.70%, 01/22/31 (Call 01/22/30),
(SOFR + 1.143%)(b)	34,533	29,863,700
2.80%, 01/25/52 (Call 01/25/51),
(SOFR + 1.430%)(b)	21,503	14,610,293
2.94%, 01/21/33 (Call 01/21/32),
(SOFR + 1.290%)(a)(b)	26,685	22,718,251
3.13%, 07/27/26(a)	33,897	32,310,319

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.22%, 04/22/42 (Call 04/22/41),
(SOFR + 1.485%)(b)	$23,107	$17,990,868
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(b)	31,539	29,793,547
3.62%, 04/01/31 (Call 04/01/30),
(SOFR + 3.120%)(b)	29,651	27,217,963
3.63%, 01/20/27	29,473	28,659,899
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(a)(b)	29,528	27,850,497
3.88%, 01/27/26	28,394	27,957,428
3.95%, 04/23/27(a)	21,142	20,523,309
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(b)	25,543	22,721,180
4.21%, 04/20/28 (Call 04/20/27),
(SOFR + 1.610%)(b)	28,354	27,649,100
4.30%, 01/27/45(a)	26,950	24,108,432
4.35%, 09/08/26	22,357	22,108,146
4.38%, 01/22/47	24,253	22,267,327
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(a)(b)	31,202	30,352,086
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(a)(b)	12,806	11,844,295
4.89%, 07/20/33 (Call 07/20/32)(b)	19,965	19,860,928
5.00%, 11/24/25(a)	16,342	16,593,410
5.60%, 03/24/51 (Call 03/24/50),
(SOFR + 4.480%)(b)	19,858	21,456,984
6.38%, 07/24/42(a)	22,556	25,677,168
7.25%, 04/01/32(a)	12,544	14,736,731
National Australia Bank Ltd., 3.91%, 06/09/27(a)	10,623	10,459,669
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	11,034	10,361,293
3.38%, 01/14/26(a)	4,014	3,904,847
Natwest Group PLC
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(b)	17,049	16,400,541
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(b)	17,932	17,376,587
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)(b)	19,890	17,399,261
3.07%, 05/22/28 (Call 05/22/27)(a)(b)	8,414	7,602,657
4.45%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(b)	17,059	15,868,075
4.80%, 04/05/26	13,658	13,561,792
5.52%, 09/30/28 (Call 09/30/27)(b)	13,009	13,011,332
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	5,703	4,824,480
3.95%, 10/30/25	1,073	1,068,694
4.00%, 05/10/27 (Call 04/10/27)(a)	17,417	17,352,468
PNC Bank NA
2.70%, 10/22/29(a)	10,364	9,019,194
3.10%, 10/25/27 (Call 09/25/27)(a)	12,736	12,112,922
4.05%, 07/26/28	14,938	14,414,005
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31),
(SOFR + 0.979%)(a)(b)	7,229	6,081,252
2.55%, 01/22/30 (Call 10/24/29)(a)	22,682	19,839,691
2.60%, 07/23/26 (Call 05/23/26)(a)	11,236	10,617,841
3.15%, 05/19/27 (Call 04/19/27)(a)	11,332	10,875,090
3.45%, 04/23/29 (Call 01/23/29)(a)	16,493	15,619,198

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
0.88%, 01/20/26	$16,426	$14,737,149
1.15%, 07/14/26	10,408	9,258,423
1.20%, 04/27/26	22,276	20,020,513
1.40%, 11/02/26	14,139	12,588,185
2.30%, 11/03/31	15,443	12,812,753
3.63%, 05/04/27(a)	15,497	14,949,516
3.88%, 05/04/32(a)	14,126	13,321,434
4.24%, 08/03/27	1,234	1,216,071
4.65%, 01/27/26	13,203	13,285,182
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(SOFR + 1.249%)(b)	11,556	10,069,609
3.24%, 10/05/26 (Call 08/05/26)(a)	13,035	12,115,185
4.40%, 07/13/27 (Call 04/14/27)	14,960	14,425,009
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	6,517	5,818,844
1.67%, 06/14/27 (Call 06/14/26),
(SOFR + 0.989%)(b)	15,328	13,269,909
2.47%, 01/11/28 (Call 01/11/27),
(SOFR + 1.220%)(b)	11,271	9,861,561
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(b)	10,683	9,722,083
State Street Corp.
2.20%, 03/03/31(a)	10,749	8,945,310
2.40%, 01/24/30(a)	7,768	6,822,459
2.65%, 05/19/26(a)	6,641	6,394,324
4.16%, 08/04/33	1,640	1,583,237
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	11,314	10,074,878
1.40%, 09/17/26(a)	20,221	17,823,321
1.90%, 09/17/28	25,583	21,429,446
2.13%, 07/08/30(a)	17,741	14,496,765
2.14%, 09/23/30	10,418	8,288,034
2.22%, 09/17/31(a)	8,449	6,794,934
2.63%, 07/14/26	24,096	22,456,347
2.75%, 01/15/30(a)	12,507	10,794,737
2.93%, 09/17/41	8,693	6,304,293
3.01%, 10/19/26(a)	15,410	14,513,643
3.04%, 07/16/29	34,283	30,350,428
3.35%, 10/18/27(a)	5,286	4,949,964
3.36%, 07/12/27(a)	15,872	15,016,252
3.45%, 01/11/27(a)	11,603	11,056,037
3.54%, 01/17/28(a)	9,255	8,772,218
3.78%, 03/09/26(a)	15,921	15,550,829
3.94%, 07/19/28	10,661	10,179,067
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	8,867	8,004,127
0.75%, 01/06/26(a)	13,591	12,149,992
1.20%, 06/03/26(a)	10,749	9,615,375
1.25%, 09/10/26	22,592	20,061,122
1.95%, 01/12/27(a)	14,055	12,742,094
2.00%, 09/10/31	8,250	6,680,290
2.80%, 03/10/27	15,078	14,136,973
3.20%, 03/10/32(a)	16,349	14,522,122
4.11%, 06/08/27(a)	22,606	22,357,083
4.46%, 06/08/32	16,457	16,145,907
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)(a)	13,169	10,972,008
3.30%, 05/15/26 (Call 04/15/26)(a)	14,369	13,803,071

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.80%, 10/30/26 (Call 09/30/26)(a)	$10,318	$10,088,285
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	8,169	7,020,316
1.27%, 03/02/27 (Call 03/02/26),
(SOFR + 0.609%)(a)(b)	11,873	10,663,901
1.89%, 06/07/29 (Call 06/07/28),
(SOFR + 0.862%)(b)	10,490	8,975,731
1.95%, 06/05/30 (Call 03/05/30)(a)	5,994	4,951,134
4.12%, 06/06/28 (Call 06/06/27)(a)(b)	9,789	9,602,196
4.92%, 07/28/33 (Call 07/28/32)(a)(b)	9,080	8,716,259
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	8,413	6,723,387
2.22%, 01/27/28 (Call 01/27/27),
(SOFR + 0.730%)(b)	13,157	12,053,799
2.68%, 01/27/33 (Call 01/27/32),
(SOFR + 1.020%)(a)(b)	12,085	10,374,332
3.00%, 07/30/29 (Call 04/30/29)	10,633	9,599,791
3.10%, 04/27/26 (Call 03/27/26)(a)	9,480	9,129,326
3.90%, 04/26/28 (Call 03/24/28)(a)	9,739	9,575,364
3.95%, 11/17/25 (Call 10/17/25)(a)	7,380	7,386,739
4.55%, 07/22/28 (Call 07/22/27)(a)(b)	15,375	15,424,978
4.97%, 07/22/33 (Call 07/22/32)(a)(b)	11,840	11,680,071
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	12,167	11,480,438
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	10,207	9,828,107
Wachovia Corp., 5.50%, 08/01/35	16,611	16,791,731
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27),
(SOFR + 2.100%)(b)	32,175	28,770,029
2.57%, 02/11/31 (Call 02/11/30),
(SOFR + 1.262%)(a)(b)	27,836	23,608,394
2.88%, 10/30/30 (Call 10/30/29),
(SOFR + 1.432%)(a)(b)	34,913	30,512,576
3.00%, 04/22/26	37,616	35,777,872
3.00%, 10/23/26	37,594	35,482,853
3.07%, 04/30/41 (Call 04/30/40),
(SOFR + 2.530%)(a)(b)	38,684	29,576,053
3.20%, 06/17/27 (Call 06/17/26),
(3 mo. LIBOR US + 1.170%)(b)	26,157	24,639,669
3.35%, 03/02/33 (Call 03/02/32),
(SOFR + 1.500%)(a)(b)	40,442	35,163,110
3.53%, 03/24/28 (Call 03/24/27),
(SOFR + 1.510%)(b)	40,714	38,480,475
3.55%, 09/29/25(a)	19,083	18,737,535
3.58%, 05/22/28 (Call 05/22/27),
(3 mo. LIBOR US + 1.310%)(a)(b)	31,593	29,796,549
3.90%, 05/01/45	21,464	18,000,286
4.10%, 06/03/26	24,683	24,161,905
4.15%, 01/24/29 (Call 10/24/28)(a)	26,722	26,014,802
4.30%, 07/22/27(a)	22,801	22,400,348
4.40%, 06/14/46(a)	21,531	18,816,447
4.48%, 04/04/31 (Call 04/04/30),
(SOFR + 4.032%)(b)	23,783	22,866,960
4.61%, 04/25/53 (Call 04/25/52)(b)	34,697	31,867,921
4.65%, 11/04/44	19,293	17,383,207
4.75%, 12/07/46	21,326	19,463,161
4.81%, 07/25/28 (Call 07/25/27)(b)	31,477	31,216,572
4.90%, 07/25/33 (Call 07/25/32)(b)	48,480	47,730,300
4.90%, 11/17/45	21,355	19,739,618
5.01%, 04/04/51 (Call 04/04/50),
(SOFR + 4.502%)(b)	61,804	60,291,984

Security	Par (000)	Value

Banks (continued)
5.38%, 11/02/43(a)	$20,021	$19,934,611
5.61%, 01/15/44(a)	24,164	24,449,128
Wells Fargo Bank N.A.
5.85%, 02/01/37(a)	11,786	12,432,793
6.60%, 01/15/38(a)	15,942	18,238,019
Westpac Banking Corp.
1.15%, 06/03/26	12,048	10,798,977
1.95%, 11/20/28	13,299	11,571,828
2.15%, 06/03/31(a)	10,881	9,132,363
2.65%, 01/16/30(a)	7,427	6,611,323
2.70%, 08/19/26(a)	10,627	10,048,995
2.85%, 05/13/26(a)	16,124	15,377,073
2.96%, 11/16/40	8,738	6,213,368
3.13%, 11/18/41	13,483	9,703,938
3.35%, 03/08/27	9,996	9,624,197
3.40%, 01/25/28(a)	8,187	7,831,460
4.04%, 08/26/27(a)	7,567	7,483,565
4.42%, 07/24/39	11,009	9,626,107
5.41%, 08/10/33	4,000	3,852,233

		8,169,132,623

Beverages — 3.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	33,705	33,122,888
4.70%, 02/01/36 (Call 08/01/35)	58,458	56,343,843
4.90%, 02/01/46 (Call 08/01/45)	103,780	98,354,620
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(a)	8,831	7,393,280
4.63%, 02/01/44(a)	9,554	8,727,303
4.90%, 02/01/46 (Call 08/01/45)(a)	15,062	14,297,468
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	21,274	20,015,232
3.75%, 07/15/42	12,698	10,434,998
4.00%, 04/13/28 (Call 01/13/28)(a)	23,617	23,349,608
4.35%, 06/01/40 (Call 12/01/39)(a)	10,678	9,728,853
4.38%, 04/15/38 (Call 10/15/37)(a)	14,191	13,066,264
4.44%, 10/06/48 (Call 04/06/48)	16,631	14,783,056
4.50%, 06/01/50 (Call 12/01/49)(a)	23,407	21,190,844
4.60%, 04/15/48 (Call 10/15/47)(a)	26,646	24,115,102
4.60%, 06/01/60 (Call 12/01/59)(a)	11,186	9,929,104
4.75%, 01/23/29 (Call 10/23/28)	42,879	43,729,771
4.75%, 04/15/58 (Call 10/15/57)	18,109	16,479,175
4.90%, 01/23/31 (Call 10/23/30)(a)	9,538	9,819,244
4.95%, 01/15/42(a)	14,457	13,949,822
5.45%, 01/23/39 (Call 07/23/38)(a)	22,193	22,714,733
5.55%, 01/23/49 (Call 07/23/48)(a)	41,509	42,899,273
5.80%, 01/23/59 (Call 07/23/58)(a)	18,716	19,833,156
8.20%, 01/15/39	15,512	20,295,110
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	12,671	10,944,846
1.38%, 03/15/31(a)	13,798	11,216,713
1.45%, 06/01/27(a)	15,187	13,732,562
1.50%, 03/05/28(a)	10,765	9,621,950
1.65%, 06/01/30(a)	14,178	11,964,729
2.00%, 03/05/31(a)	10,128	8,679,479
2.13%, 09/06/29(a)	13,109	11,671,767
2.25%, 01/05/32(a)	17,827	15,497,282
2.50%, 06/01/40(a)	12,095	9,318,944
2.50%, 03/15/51	19,958	14,170,559
2.60%, 06/01/50	17,805	12,956,688

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.75%, 06/01/60(a)	$10,501	$7,438,381
2.88%, 05/05/41(a)	10,958	8,915,499
3.00%, 03/05/51(a)	17,833	13,953,977
3.38%, 03/25/27(a)	10,016	9,899,980
3.45%, 03/25/30(a)	17,025	16,513,736
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	9,266	7,546,152
3.15%, 08/01/29 (Call 05/01/29)	12,540	11,279,137
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,328	4,932,985
2.00%, 04/29/30 (Call 01/29/30)	17,489	14,971,775
2.13%, 04/29/32 (Call 01/29/32)(a)	9,777	8,118,764
2.38%, 10/24/29 (Call 07/24/29)(a)	10,388	9,225,834
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)(a)	12,092	10,825,437
3.80%, 05/01/50 (Call 11/01/49)(a)	7,367	5,692,990
3.95%, 04/15/29 (Call 02/15/29)(a)	14,260	13,490,553
4.05%, 04/15/32 (Call 01/15/32)(a)	10,829	10,098,090
4.50%, 04/15/52 (Call 10/15/51)	12,329	10,732,221
4.60%, 05/25/28 (Call 02/25/28)	6,616	6,636,383
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	19,509	18,281,423
4.20%, 07/15/46 (Call 01/15/46)	17,992	14,873,411
5.00%, 05/01/42(a)	14,015	13,016,256
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)(a)	8,653	7,071,044
1.63%, 05/01/30 (Call 02/01/30)	11,193	9,456,158
1.95%, 10/21/31 (Call 07/21/31)	9,076	7,682,102
2.38%, 10/06/26 (Call 07/06/26)	8,244	7,822,995
2.63%, 07/29/29 (Call 04/29/29)(a)	12,111	11,098,291
2.63%, 10/21/41 (Call 04/21/41)	12,312	9,654,537
2.75%, 03/19/30 (Call 12/19/29)	16,441	15,055,749
2.75%, 10/21/51 (Call 04/21/51)	13,818	10,422,988
2.85%, 02/24/26 (Call 11/24/25)(a)	9,248	8,988,655
2.88%, 10/15/49 (Call 04/15/49)	12,793	9,924,351
3.00%, 10/15/27 (Call 07/15/27)	14,324	13,825,933
3.45%, 10/06/46 (Call 04/06/46)	9,624	8,330,049
3.60%, 02/18/28 (Call 01/18/28)(a)	17,825	17,506,218
3.63%, 03/19/50 (Call 09/19/49)	11,457	10,189,685
3.90%, 07/18/32 (Call 04/18/32)(a)	18,575	18,202,086
4.45%, 04/14/46 (Call 10/14/45)	5,098	5,128,775

		1,071,150,866

Biotechnology — 1.7%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)(a)	14,046	12,118,678
2.00%, 01/15/32 (Call 10/15/31)	13,397	10,881,650
2.20%, 02/21/27 (Call 12/21/26)	19,127	17,574,829
2.30%, 02/25/31 (Call 11/25/30)(a)	10,479	8,877,507
2.45%, 02/21/30 (Call 11/21/29)	14,689	12,854,243
2.60%, 08/19/26 (Call 05/19/26)(a)	11,517	10,898,372
2.77%, 09/01/53 (Call 03/01/53)(a)	9,604	6,366,101
2.80%, 08/15/41 (Call 02/15/41)	13,899	10,381,887
3.00%, 02/22/29 (Call 12/22/28)	8,696	7,979,875
3.00%, 01/15/52 (Call 07/15/51)	16,329	11,415,445
3.15%, 02/21/40 (Call 08/21/39)	23,710	18,749,987
3.20%, 11/02/27 (Call 08/02/27)(a)	10,365	9,904,926
3.35%, 02/22/32 (Call 11/22/31)	10,076	9,134,457
3.38%, 02/21/50 (Call 08/21/49)	23,154	17,546,641
4.05%, 08/18/29	18,495	17,943,625
4.20%, 03/01/33	15,995	15,411,195

Security	Par (000)	Value

Biotechnology (continued)
4.20%, 02/22/52 (Call 08/22/51)(a)	$9,774	$8,518,245
4.40%, 05/01/45 (Call 11/01/44)	25,957	23,266,375
4.40%, 02/22/62 (Call 08/22/61)	13,043	11,308,658
4.56%, 06/15/48 (Call 12/15/47)	15,010	13,902,675
4.66%, 06/15/51 (Call 12/15/50)(a)	35,803	33,556,659
4.88%, 03/01/53	9,489	9,188,613
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)(a)	18,767	15,334,319
3.15%, 05/01/50 (Call 11/01/49)	17,767	12,104,309
4.05%, 09/15/25 (Call 06/15/25)(a)	11,683	11,610,520
5.20%, 09/15/45 (Call 03/15/45)(a)	7,710	7,405,254
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	11,911	10,271,917
1.65%, 10/01/30 (Call 07/01/30)(a)	16,224	13,187,716
2.60%, 10/01/40 (Call 04/01/40)	11,641	8,468,859
2.80%, 10/01/50 (Call 04/01/50)	15,994	10,907,454
2.95%, 03/01/27 (Call 12/01/26)(a)	14,743	13,963,806
3.65%, 03/01/26 (Call 12/01/25)(a)	28,216	27,722,248
4.00%, 09/01/36 (Call 03/01/36)(a)	10,282	9,375,500
4.15%, 03/01/47 (Call 09/01/46)	19,349	16,830,548
4.50%, 02/01/45 (Call 08/01/44)	16,906	15,389,359
4.60%, 09/01/35 (Call 03/01/35)	9,446	9,189,894
4.75%, 03/01/46 (Call 09/01/45)	23,761	22,623,423
4.80%, 04/01/44 (Call 10/01/43)(a)	18,211	17,305,443
5.65%, 12/01/41 (Call 06/01/41)(a)	11,482	12,122,588
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	19,797	15,760,867
2.80%, 09/15/50 (Call 03/15/50)	7,660	5,122,899
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)(a)	496	450,743
1.75%, 09/02/27 (Call 07/02/27)(a)	11,393	9,884,005
2.20%, 09/02/30 (Call 06/02/30)	12,281	9,987,278
3.30%, 09/02/40 (Call 03/02/40)	11,463	8,509,944
3.55%, 09/02/50 (Call 03/02/50)	10,877	7,486,856

		588,796,392

Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)(a)	4,820	4,437,289
2.70%, 02/15/31 (Call 11/15/30)	9,345	7,946,458
2.72%, 02/15/30 (Call 11/15/29)(a)	21,199	18,314,399
3.38%, 04/05/40 (Call 10/05/39)(a)	16,858	13,301,230
3.58%, 04/05/50 (Call 10/05/49)(a)	21,235	16,136,997
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	11,261	9,274,230
3.20%, 07/15/51 (Call 01/15/51)	9,241	6,474,264

		75,884,867

Chemicals — 1.0%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)(a)	10,549	9,107,377
2.70%, 05/15/40 (Call 11/15/39)(a)	8,052	6,386,656
2.80%, 05/15/50 (Call 11/15/49)(a)	9,935	7,388,077
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	21,880	21,894,336
6.33%, 07/15/29 (Call 05/15/29)	13,577	13,497,762
6.38%, 07/15/32 (Call 04/15/32)(a)	9,457	9,386,217
CF Industries Inc.
4.95%, 06/01/43	10,185	9,053,201
5.15%, 03/15/34	8,170	7,878,971
5.38%, 03/15/44	6,675	6,195,711

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	$6,320	$5,164,865
3.60%, 11/15/50 (Call 05/15/50)(a)	10,585	8,031,252
4.38%, 11/15/42 (Call 05/15/42)(a)	10,689	9,268,771
5.25%, 11/15/41 (Call 05/15/41)(a)	9,755	9,541,097
5.55%, 11/30/48 (Call 05/30/48)(a)	8,163	8,219,681
7.38%, 11/01/29(a)	10,666	12,217,956
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)(a)	16,074	16,211,585
4.73%, 11/15/28 (Call 08/15/28)(a)	22,579	22,769,117
5.32%, 11/15/38 (Call 05/15/38)(a)	16,873	16,766,067
5.42%, 11/15/48 (Call 05/15/48)(a)	22,645	22,269,134
Eastman Chemical Co., 4.65%, 10/15/44
(Call 04/15/44)(a)	9,052	7,817,690
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(a)	5,548	5,336,063
2.70%, 12/15/51 (Call 06/15/51)(a)	8,227	5,809,088
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)(a)	5,075	4,669,166
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)(a)	10,222	9,203,088
5.25%, 07/15/43(a)	8,975	8,397,427
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)(a)	9,891	7,501,853
3.63%, 04/01/51 (Call 10/01/50)	10,900	8,039,510
4.20%, 10/15/49 (Call 04/15/49)(a)	8,504	6,826,044
4.20%, 05/01/50 (Call 11/01/49)	11,113	8,963,344
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(a)	10,915	9,170,161
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)(a)	8,442	8,180,602
5.00%, 04/01/49 (Call 10/01/48)(a)	8,954	8,821,116
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)(a)	11,019	9,887,718
3.45%, 06/01/27 (Call 03/01/27)(a)	13,639	13,033,700
4.50%, 06/01/47 (Call 12/01/46)(a)	12,435	11,102,465
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	8,068	7,787,167

		361,794,035

Commercial Services — 0.8%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	15,220	12,461,253
1.70%, 05/15/28 (Call 03/15/28)	11,768	10,546,251
3.38%, 09/15/25 (Call 06/15/25)(a)	5,417	5,362,668
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)(a)	13,563	10,937,563
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	12,840	11,322,209
2.15%, 01/15/27 (Call 12/15/26)(a)	9,484	8,419,365
2.90%, 05/15/30 (Call 02/15/30)(a)	10,675	8,960,149
2.90%, 11/15/31 (Call 08/15/31)	9,045	7,332,322
3.20%, 08/15/29 (Call 05/15/29)(a)	12,039	10,510,730
4.15%, 08/15/49 (Call 02/15/49)(a)	6,998	5,347,634
4.80%, 04/01/26 (Call 01/01/26)(a)	8,177	8,106,668
5.40%, 08/15/32	3,384	3,314,404
5.95%, 08/15/52	4,711	4,572,021
Massachusetts Institute of Technology, 5.60%, 07/01/2111(a)	7,043	8,140,345
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(a)	14,226	12,221,039
2.65%, 10/01/26 (Call 08/01/26)(a)	15,344	14,562,886
2.85%, 10/01/29 (Call 07/01/29)	14,613	13,232,390

Security	Par (000)	Value

Commercial Services (continued)
3.25%, 06/01/50 (Call 12/01/49)(a)	$9,821	$7,310,581
4.40%, 06/01/32 (Call 03/01/32)(a)	10,672	10,476,065
5.05%, 06/01/52 (Call 12/01/51)(a)	10,013	9,770,294
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	14,960	12,719,625
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)(a)	2,005	1,791,155
4.00%, 03/18/29 (Call 12/18/28)(a)	2,434	2,345,619
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)(c)	12,111	11,302,763
2.70%, 03/01/29 (Call 01/01/29)(a)(c)	14,128	12,832,248
2.90%, 03/01/32 (Call 12/01/31)(a)(c)	20,227	17,953,429
3.70%, 03/01/52 (Call 09/01/51)(a)(c)	11,509	9,851,166
4.25%, 05/01/29 (Call 02/01/29)(a)(c)	10,888	10,708,761

		262,411,603

Computers — 3.2%
Apple Inc.
0.70%, 02/08/26 (Call 01/08/26)	22,494	20,328,048
1.25%, 08/20/30 (Call 05/20/30)	11,984	9,783,712
1.40%, 08/05/28 (Call 06/05/28)	15,342	13,344,056
1.65%, 05/11/30 (Call 02/11/30)	18,008	15,279,721
1.65%, 02/08/31 (Call 11/08/30)	26,336	21,904,354
1.70%, 08/05/31 (Call 05/05/31)(a)	9,755	8,109,319
2.05%, 09/11/26 (Call 07/11/26)	19,386	18,118,666
2.20%, 09/11/29 (Call 06/11/29)	17,573	15,675,663
2.38%, 02/08/41 (Call 08/08/40)(a)	14,110	10,573,537
2.40%, 08/20/50 (Call 02/20/50)	17,881	12,405,092
2.45%, 08/04/26 (Call 05/04/26)	20,006	19,036,257
2.55%, 08/20/60 (Call 02/20/60)	16,198	10,862,934
2.65%, 05/11/50 (Call 11/11/49)	24,927	18,188,561
2.65%, 02/08/51 (Call 08/08/50)	28,738	20,915,965
2.70%, 08/05/51 (Call 02/05/51)	22,750	16,717,071
2.80%, 02/08/61 (Call 08/08/60)	16,262	11,412,693
2.85%, 08/05/61 (Call 02/05/61)	13,624	9,638,518
2.90%, 09/12/27 (Call 06/12/27)(a)	18,237	17,449,847
2.95%, 09/11/49 (Call 03/11/49)(a)	15,216	11,825,956
3.00%, 06/20/27 (Call 03/20/27)(a)	8,090	7,856,802
3.00%, 11/13/27 (Call 08/13/27)	14,119	13,545,845
3.20%, 05/11/27 (Call 02/11/27)(a)	18,592	18,124,093
3.25%, 02/23/26 (Call 11/23/25)(a)	30,768	30,228,523
3.25%, 08/08/29	17,711	16,911,598
3.35%, 02/09/27 (Call 11/09/26)(a)	22,374	22,001,131
3.35%, 08/08/32	17,111	16,174,329
3.45%, 02/09/45	19,633	16,838,786
3.75%, 09/12/47 (Call 03/12/47)	9,546	8,553,790
3.75%, 11/13/47 (Call 05/13/47)	11,637	10,443,251
3.85%, 05/04/43(a)	30,473	27,858,529
3.85%, 08/04/46 (Call 02/04/46)	20,042	18,247,574
3.95%, 08/08/52	18,664	17,202,114
4.10%, 08/08/62	18,714	17,165,628
4.25%, 02/09/47 (Call 08/09/46)(a)	8,988	8,692,348
4.38%, 05/13/45	23,445	22,868,893
4.45%, 05/06/44(a)	9,173	9,085,329
4.50%, 02/23/36 (Call 08/23/35)(a)	10,670	11,027,693
4.65%, 02/23/46 (Call 08/23/45)(a)	41,623	42,465,728
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(a)(c)	12,400	8,693,392
3.45%, 12/15/51 (Call 06/15/51)(c)	12,510	8,184,668
4.90%, 10/01/26 (Call 08/01/26)(a)	16,969	17,036,525
5.30%, 10/01/29 (Call 07/01/29)(a)	16,593	16,454,420
6.02%, 06/15/26 (Call 03/15/26)(a)	46,421	48,197,188

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
6.20%, 07/15/30 (Call 04/15/30)	$8,119	$8,447,440
8.10%, 07/15/36 (Call 01/15/36)(a)	10,645	12,369,406
8.35%, 07/15/46 (Call 01/15/46)(a)	7,966	9,626,365
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)(a)	8,342	7,646,986
4.90%, 10/15/25 (Call 07/15/25)(a)	19,695	20,006,687
6.20%, 10/15/35 (Call 04/15/35)(a)	8,259	8,692,195
6.35%, 10/15/45 (Call 04/15/45)(a)	15,719	15,681,326
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	11,953	10,679,391
2.65%, 06/17/31 (Call 03/17/31)	12,006	9,552,605
3.00%, 06/17/27 (Call 04/17/27)(a)	9,709	8,991,465
3.40%, 06/17/30 (Call 03/17/30)(a)	8,868	7,702,629
4.00%, 04/15/29 (Call 02/15/29)(a)	10,292	9,645,268
4.20%, 04/15/32 (Call 01/15/32)	11,390	10,037,652
4.75%, 01/15/28 (Call 12/15/27)(a)	12,243	12,040,982
5.50%, 01/15/33 (Call 10/15/32)(a)	12,023	11,543,569
6.00%, 09/15/41(a)	13,588	13,129,549
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	15,328	13,772,053
1.95%, 05/15/30 (Call 02/15/30)(a)	8,992	7,501,759
2.95%, 05/15/50 (Call 11/15/49)	10,137	7,166,068
3.30%, 05/15/26(a)	30,096	29,168,625
3.45%, 02/19/26(a)	14,597	14,312,369
3.50%, 05/15/29(a)	32,178	30,355,139
4.00%, 06/20/42	10,526	9,064,198
4.15%, 07/27/27 (Call 06/27/27)(a)	13,437	13,360,836
4.15%, 05/15/39(a)	24,020	21,593,384
4.25%, 05/15/49(a)	32,706	28,814,774
4.40%, 07/27/32 (Call 04/27/32)(a)	16,228	15,940,711
4.90%, 07/27/52 (Call 01/27/52)(a)	3,260	3,139,788
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(a)	11,574	9,087,237
4.38%, 05/15/30 (Call 02/15/30)	7,213	6,665,320
Western Digital Corp., 4.75%, 02/15/26
(Call 11/15/25)(a)	21,538	20,733,618

		1,121,897,541

Cosmetics & Personal Care — 0.6%
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)(c)	19,164	18,003,509
3.38%, 03/24/29 (Call 01/24/29)(a)(c)	12,528	11,375,048
3.63%, 03/24/32 (Call 12/24/31)(c)	26,762	23,817,059
4.00%, 03/24/52 (Call 09/24/51)(c)	10,784	8,746,517
Procter & Gamble Co. (The)
0.55%, 10/29/25	6,496	5,905,600
1.00%, 04/23/26	7,615	6,978,605
1.20%, 10/29/30	17,440	14,203,049
1.90%, 02/01/27(a)	7,591	7,087,568
1.95%, 04/23/31(a)	7,322	6,322,381
2.30%, 02/01/32(a)	6,457	5,716,349
2.45%, 11/03/26(a)	11,509	11,019,261
2.85%, 08/11/27(a)	10,590	10,172,212
3.00%, 03/25/30	19,588	18,445,156
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)(a)	13,411	10,998,997
2.13%, 09/06/29 (Call 06/06/29)(a)	8,101	7,100,551
2.90%, 05/05/27 (Call 02/05/27)(a)	9,400	8,977,873
3.50%, 03/22/28 (Call 12/22/27)(a)	11,451	11,168,456

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
5.90%, 11/15/32(a)	$11,556	$13,139,346

		199,177,537

Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	9,134	8,056,889
2.45%, 10/29/26 (Call 09/29/26)	38,679	34,029,494
3.00%, 10/29/28 (Call 08/29/28)(a)	38,140	32,449,623
3.30%, 01/30/32 (Call 10/30/31)(a)	40,072	32,332,971
3.40%, 10/29/33 (Call 07/29/33)(a)	17,835	13,968,771
3.65%, 07/21/27 (Call 04/21/27)	11,476	10,457,422
3.85%, 10/29/41 (Call 04/29/41)(a)	17,677	13,002,559
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	15,957	13,967,805
2.20%, 01/15/27 (Call 12/15/26)(a)	10,876	9,565,479
2.88%, 01/15/26 (Call 12/15/25)(a)	13,628	12,569,118
2.88%, 01/15/32 (Call 10/15/31)(a)	7,399	5,936,737
3.13%, 12/01/30 (Call 09/01/30)(a)	8,409	7,041,768
3.75%, 06/01/26 (Call 04/01/26)(a)	13,049	12,314,643
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	12,937	10,716,752
4.75%, 06/09/27 (Call 05/09/27)(a)	7,987	7,805,376
8.00%, 11/01/31	22,134	24,720,801
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(a)	12,089	10,914,662
2.55%, 03/04/27 (Call 02/01/27)	25,204	23,405,006
3.13%, 05/20/26 (Call 04/20/26)	16,339	15,763,486
3.30%, 05/03/27 (Call 04/03/27)(a)	7,688	7,354,728
4.05%, 05/03/29 (Call 03/03/29)	11,888	11,547,504
4.05%, 12/03/42(a)	8,762	7,942,857
4.20%, 11/06/25 (Call 10/06/25)(a)	8,442	8,461,433
4.42%, 08/03/33 (Call 08/03/32)(b)	13,620	13,153,243
Blackstone Private Credit Fund
2.63%, 12/15/26	15,820	13,353,792
3.25%, 03/15/27	14,334	12,309,417
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	8,432	6,105,771
3.90%, 01/25/28 (Call 10/25/27)	13,605	12,867,212
4.35%, 04/15/30 (Call 01/15/30)	8,829	8,345,748
4.70%, 09/20/47 (Call 03/20/47)(a)	9,832	8,549,584
4.85%, 03/29/29 (Call 12/29/28)(a)	12,328	12,098,583
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)(a)	7,359	7,037,099
3.75%, 07/28/26 (Call 06/28/26)(a)	16,451	15,846,271
3.75%, 03/09/27 (Call 02/09/27)	13,011	12,515,135
3.80%, 01/31/28 (Call 12/31/27)(a)	14,184	13,412,915
4.20%, 10/29/25 (Call 09/29/25)(a)	11,782	11,632,158
5.25%, 07/26/30 (Call 07/26/29)(b)	15,000	14,746,206
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(a)	17,074	15,364,220
1.15%, 05/13/26 (Call 04/13/26)(a)	6,648	5,994,159
1.65%, 03/11/31 (Call 12/11/30)(a)	6,721	5,423,977
1.95%, 12/01/31 (Call 09/01/31)(a)	7,293	5,954,760
2.00%, 03/20/28 (Call 01/20/28)(a)	19,157	17,201,827
2.30%, 05/13/31 (Call 02/13/31)(a)	9,935	8,422,715
2.45%, 03/03/27 (Call 02/03/27)(a)	13,255	12,376,765
2.90%, 03/03/32 (Call 12/03/31)	15,096	13,328,207
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)(a)	10,974	9,646,709
5.30%, 09/15/43 (Call 03/15/43)(a)	10,219	11,194,769

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)(a)	$14,227	$13,672,463
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)(a)	16,700	13,165,998
2.10%, 06/15/30 (Call 03/15/30)(a)	15,143	12,798,626
2.65%, 09/15/40 (Call 03/15/40)(a)	8,971	6,600,986
3.00%, 06/15/50 (Call 12/15/49)	12,801	9,317,861
3.00%, 09/15/60 (Call 03/15/60)	13,939	9,424,144
3.75%, 12/01/25 (Call 09/01/25)(a)	13,889	13,753,441
4.00%, 09/15/27 (Call 08/15/27)(a)	23,399	23,038,082
4.25%, 09/21/48 (Call 03/21/48)	13,750	12,281,120
4.35%, 06/15/29 (Call 04/15/29)(a)	18,701	18,455,179
4.60%, 03/15/33 (Call 12/15/32)	17,608	17,431,823
4.95%, 06/15/52 (Call 12/15/51)(a)	15,791	15,507,921
5.20%, 06/15/62 (Call 12/15/61)(a)	12,054	11,798,030
Jefferies Group LLC/Jefferies Group Capital
Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)(a)	8,367	6,504,977
4.15%, 01/23/30	15,235	13,733,592
4.85%, 01/15/27	11,669	11,601,044
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	9,800	8,262,660
2.95%, 11/21/26 (Call 08/21/26)(a)	7,759	7,511,693
2.95%, 06/01/29 (Call 03/01/29)	11,727	10,948,731
3.30%, 03/26/27 (Call 01/26/27)(a)	12,556	12,299,104
3.35%, 03/26/30 (Call 12/26/29)(a)	21,171	20,108,273
3.65%, 06/01/49 (Call 12/01/48)(a)	9,492	8,350,278
3.85%, 03/26/50 (Call 09/26/49)(a)	16,317	14,756,387
Nomura Holdings Inc.
1.65%, 07/14/26(a)	12,687	11,175,595
2.17%, 07/14/28	11,078	9,288,274
2.33%, 01/22/27(a)	16,209	14,442,866
2.61%, 07/14/31(a)	12,238	9,726,440
2.68%, 07/16/30	13,638	11,122,607
3.00%, 01/22/32(a)	7,979	6,551,457
3.10%, 01/16/30(a)	13,719	11,633,546
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	8,923	7,284,885
4.95%, 07/15/46	7,333	7,103,938
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	7,883	6,041,068
3.95%, 12/01/27 (Call 09/01/27)(a)	11,861	10,794,198
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	9,262	7,401,555
1.90%, 04/15/27 (Call 02/15/27)(a)	18,019	16,618,834
2.00%, 08/15/50 (Call 02/15/50)	17,650	11,406,484
2.05%, 04/15/30 (Call 01/15/30)(a)	18,282	16,036,416
2.70%, 04/15/40 (Call 10/15/39)(a)	8,729	6,991,170
2.75%, 09/15/27 (Call 06/15/27)	10,559	10,063,658
3.15%, 12/14/25 (Call 09/14/25)(a)	37,358	36,547,294
3.65%, 09/15/47 (Call 03/15/47)	8,059	7,074,489
4.15%, 12/14/35 (Call 06/14/35)(a)	16,442	16,258,483
4.30%, 12/14/45 (Call 06/14/45)(a)	39,894	38,578,747

		1,164,671,543

Electric — 2.8%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	8,312	7,385,872
2.45%, 01/15/31 (Call 10/15/30)(a)	10,748	8,861,155
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	6,495	5,898,579
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	9,290	8,637,583

Security	Par (000)	Value

Electric (continued)
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	$12,767	$9,090,320
3.70%, 07/15/30 (Call 04/15/30)	11,373	10,848,349
3.80%, 07/15/48 (Call 01/15/48)	12,170	10,240,394
4.25%, 10/15/50 (Call 04/15/50)(a)	7,955	7,254,403
4.45%, 01/15/49 (Call 07/15/48)(a)	11,089	10,269,307
4.50%, 02/01/45 (Call 08/01/44)	10,002	9,325,010
4.60%, 05/01/53 (Call 11/01/52)(a)(c)	15,071	14,301,849
5.15%, 11/15/43 (Call 05/15/43)(a)	6,755	6,843,169
6.13%, 04/01/36(a)	16,378	17,978,042
Commonwealth Edison Co., 4.00%, 03/01/48
(Call 09/01/47)(a)	5,195	4,650,088
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	7,762	7,035,757
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	8,357	7,145,561
3.60%, 06/15/61 (Call 12/15/60)(a)	9,089	7,101,359
4.45%, 03/15/44 (Call 09/15/43)	10,436	9,548,147
4.63%, 12/01/54 (Call 06/01/54)(a)	8,222	7,657,518
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	8,058	6,926,036
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	3,892	3,843,689
6.25%, 10/01/39(a)	16,796	17,834,597
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)(a)	2,869	2,830,157
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	10,458	8,635,667
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	14,457	13,164,151
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)(a)	4,971	3,866,262
5.30%, 02/15/40	9,078	9,411,981
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(a)	10,842	9,154,811
2.55%, 06/15/31 (Call 03/15/31)(a)	10,955	9,253,697
2.65%, 09/01/26 (Call 06/01/26)	14,992	14,013,730
3.15%, 08/15/27 (Call 05/15/27)(a)	4,063	3,834,912
3.30%, 06/15/41 (Call 12/15/40)(a)	9,789	7,547,804
3.50%, 06/15/51 (Call 12/15/50)	5,828	4,374,518
3.75%, 09/01/46 (Call 03/01/46)	14,633	11,531,855
4.30%, 03/15/28	4,654	4,555,879
4.50%, 08/15/32	16,365	15,741,063
5.00%, 08/15/52	10,561	9,999,913
Duke Energy Florida LLC, 6.40%, 06/15/38(a)	9,899	11,458,596
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	8,024	7,670,483
4.75%, 06/15/46 (Call 12/15/45)	13,506	11,732,379
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	3,161	2,839,524
2.95%, 09/01/26 (Call 06/01/26)(a)	13,484	12,714,712
Entergy Louisiana LLC, 4.20%, 09/01/48
(Call 03/01/48)	8,563	7,671,369
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	8,020	6,995,267
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	10,460	10,156,733
4.05%, 04/15/30 (Call 01/15/30)(a)	13,425	12,841,003
4.45%, 04/15/46 (Call 10/15/45)	10,451	9,368,412
4.70%, 04/15/50 (Call 10/15/49)(a)	7,954	7,423,732
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	14,896	12,912,096
2.88%, 12/04/51 (Call 06/04/51)	10,528	7,818,681
3.15%, 10/01/49 (Call 04/01/49)(a)	7,962	6,271,440

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.95%, 03/01/48 (Call 09/01/47)	$9,947	$9,033,479
Georgia Power Co.
4.30%, 03/15/42	12,811	11,346,645
5.13%, 05/15/52 (Call 11/15/51)(a)	9,445	9,447,902
Series A, 3.25%, 03/15/51 (Call 09/15/50)	8,188	6,011,365
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)(a)	7,381	7,159,443
4.25%, 07/15/49 (Call 01/15/49)	9,223	8,566,478
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	14,751	13,250,770
1.90%, 06/15/28 (Call 04/15/28)	14,094	12,207,976
2.25%, 06/01/30 (Call 03/01/30)	18,870	15,900,115
2.44%, 01/15/32 (Call 10/15/31)(a)	13,135	10,936,231
2.75%, 11/01/29 (Call 08/01/29)	8,439	7,501,339
3.55%, 05/01/27 (Call 02/01/27)(a)	18,910	18,205,281
4.63%, 07/15/27 (Call 06/15/27)	18,408	18,483,688
5.00%, 07/15/32 (Call 04/15/32)	11,698	11,864,832
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	7,303	6,175,753
2.50%, 02/01/31 (Call 11/01/30)	18,270	13,976,510
3.00%, 06/15/28 (Call 04/15/28)(a)	7,816	6,697,394
3.15%, 01/01/26	14,847	13,753,895
3.25%, 06/01/31 (Call 03/01/31)	10,493	8,479,091
3.30%, 12/01/27 (Call 09/01/27)	11,828	10,411,593
3.30%, 08/01/40 (Call 02/01/40)(a)	10,611	7,487,312
3.50%, 08/01/50 (Call 02/01/50)(a)	20,012	13,296,469
3.75%, 07/01/28(a)	8,645	7,655,888
3.95%, 12/01/47 (Call 06/01/47)(a)	8,283	5,663,408
4.50%, 07/01/40 (Call 01/01/40)	19,321	15,022,869
4.55%, 07/01/30 (Call 01/01/30)(a)	30,874	27,460,667
4.95%, 07/01/50 (Call 01/01/50)(a)	33,193	26,494,865
PacifiCorp, 2.90%, 06/15/52 (Call 12/15/51)(a)	11,032	7,929,962
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)(a)	4,380	3,652,600
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)(a)	7,929	6,604,514
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	5,561	4,573,309
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	11,256	8,298,530
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	11,267	10,674,920
3.40%, 02/01/28 (Call 11/01/27)(a)	11,206	10,598,931
3.80%, 02/01/38 (Call 08/01/37)	9,355	7,987,325
4.00%, 02/01/48 (Call 08/01/47)(a)	7,435	6,218,525
6.00%, 10/15/39(a)	6,577	7,038,346
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)(a)	13,767	10,545,486
4.00%, 04/01/47 (Call 10/01/46)	19,194	15,542,238
4.65%, 10/01/43 (Call 04/01/43)(a)	8,294	7,496,152
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)(a)	7,626	5,142,672
Series C, 4.13%, 03/01/48 (Call 09/01/47)(a)	12,842	10,683,898
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)(a)	20,730	19,811,284
4.40%, 07/01/46 (Call 01/01/46)(a)	19,804	17,439,694
Series A, 3.70%, 04/30/30 (Call 01/30/30)(a)	9,799	9,172,178
Series B, 4.00%, 01/15/51 (Call 10/15/25)(a)(b)	11,259	10,425,158
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)(a)	9,552	6,403,474
2.95%, 11/15/51 (Call 05/15/51)	9,143	6,758,368
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	10,772	10,460,604

Security	Par (000)	Value

Electric (continued)
Series A, 3.50%, 03/15/27 (Call 12/15/26)	$9,890	$9,622,757

		990,039,794

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	6,737	6,018,194
2.00%, 12/21/28 (Call 10/21/28)(a)	10,597	9,456,192
2.20%, 12/21/31 (Call 09/21/31)(a)	7,003	5,949,201
2.80%, 12/21/51 (Call 06/21/51)	12,402	9,008,504

		30,432,091

Electronics — 0.2%
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)(a)	9,168	7,564,153
2.80%, 02/15/30 (Call 11/15/29)(a)	9,300	8,124,958
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	11,031	9,853,758
1.75%, 09/01/31 (Call 06/01/31)(a)	12,811	10,597,048
1.95%, 06/01/30 (Call 03/01/30)	12,563	10,806,327
2.50%, 11/01/26 (Call 08/01/26)(a)	14,095	13,380,343
2.70%, 08/15/29 (Call 05/15/29)(a)	9,881	9,073,425
2.80%, 06/01/50 (Call 12/01/49)(a)	7,162	5,513,827

		74,913,839

Entertainment — 0.6%
Magallanes Inc.
3.76%, 03/15/27 (Call 02/15/27)(a)(c)	41,230	38,512,250
4.05%, 03/15/29 (Call 01/15/29)(c)	14,509	13,160,351
4.28%, 03/15/32 (Call 12/15/31)(a)(c)	48,149	41,833,657
5.05%, 03/15/42 (Call 09/15/41)(c)	50,797	41,457,926
5.14%, 03/15/52 (Call 09/15/51)(c)	75,992	60,797,856
5.39%, 03/15/62 (Call 09/15/61)(c)	29,421	23,584,435

		219,346,475

Environmental Control — 0.1%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)(a)	10,877	8,566,454
3.95%, 05/15/28 (Call 02/15/28)(a)	6,679	6,537,161
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	9,056	6,516,421
4.20%, 01/15/33	390	375,214
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	7,389	5,912,454
3.15%, 11/15/27 (Call 08/15/27)(a)	8,806	8,402,119
4.15%, 04/15/32 (Call 01/15/32)(a)	8,638	8,436,842

		44,746,665

Food — 1.3%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)(a)	11,320	11,123,194
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)(a)	12,715	10,638,886
4.60%, 11/01/25 (Call 09/01/25)	7,729	7,722,415
4.85%, 11/01/28 (Call 08/01/28)(a)	18,725	18,533,578
5.30%, 11/01/38 (Call 05/01/38)	9,268	8,826,796
5.40%, 11/01/48 (Call 05/01/48)(a)	11,702	11,083,362
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)(a)	10,386	9,284,968
3.20%, 02/10/27 (Call 11/10/26)(a)	8,455	8,114,996
4.20%, 04/17/28 (Call 01/17/28)(a)	14,164	14,067,634
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)(a)	5,208	4,636,572
1.80%, 06/11/30 (Call 03/11/30)(a)	9,309	7,886,950
Kellogg Co., 3.25%, 04/01/26(a)	13,373	12,981,519

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(a)	$21,272	$20,123,620
3.88%, 05/15/27 (Call 02/15/27)(a)	12,952	12,542,587
4.38%, 06/01/46 (Call 12/01/45)(a)	29,415	25,006,047
4.88%, 10/01/49 (Call 04/01/49)(a)	13,929	12,620,008
5.00%, 06/04/42(a)	16,072	14,827,479
5.20%, 07/15/45 (Call 01/15/45)(a)	19,886	18,599,068
5.50%, 06/01/50 (Call 12/01/49)(a)	8,755	8,641,185
6.88%, 01/26/39	9,478	10,383,552
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	9,223	8,698,550
3.95%, 01/15/50 (Call 07/15/49)(a)	10,215	8,684,114
4.45%, 02/01/47 (Call 08/01/46)(a)	8,896	8,095,869
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	11,285	10,852,465
Mondelez International Inc.
2.63%, 03/17/27 (Call 02/17/27)	11,874	11,078,916
2.63%, 09/04/50 (Call 03/04/50)	10,708	7,156,933
2.75%, 04/13/30 (Call 01/13/30)(a)	14,047	12,427,032
3.00%, 03/17/32 (Call 12/17/31)(a)	6,650	5,831,432
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)(a)	9,284	6,691,119
3.25%, 07/15/27 (Call 04/15/27)(a)	8,392	7,954,569
3.30%, 07/15/26 (Call 04/15/26)(a)	10,684	10,339,535
3.75%, 10/01/25 (Call 07/01/25)(a)	6,717	6,649,226
5.95%, 04/01/30 (Call 01/01/30)(a)	14,515	15,528,037
6.60%, 04/01/50 (Call 10/01/49)(a)	12,372	14,354,211
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	15,213	14,609,651
4.00%, 03/01/26 (Call 01/01/26)(a)	14,839	14,666,629
4.35%, 03/01/29 (Call 12/01/28)(a)	12,281	12,131,957
4.55%, 06/02/47 (Call 12/02/46)(a)	6,827	6,252,354
5.10%, 09/28/48 (Call 03/28/48)(a)	18,012	17,832,602

		447,479,617

Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)(a)	5,323	4,688,395
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)(a)	11,990	9,395,892
2.95%, 09/01/29 (Call 06/01/29)(a)	8,333	7,430,639
3.49%, 05/15/27 (Call 02/15/27)(a)	11,761	11,262,659
3.60%, 05/01/30 (Call 02/01/30)(a)	9,339	8,590,755
3.95%, 03/30/48 (Call 09/30/47)(a)	8,481	6,982,940
4.38%, 05/15/47 (Call 11/15/46)(a)	9,603	8,469,553
4.80%, 02/15/44 (Call 08/15/43)	7,588	6,953,224

		63,774,057

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	9,514	8,121,995
2.75%, 11/15/50 (Call 05/15/50)(a)	7,567	5,150,727

		13,272,722

Health Care - Products — 0.9%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)(a)	15,183	15,226,238
4.75%, 11/30/36 (Call 05/30/36)(a)	15,129	15,935,724
4.90%, 11/30/46 (Call 05/30/46)	34,581	36,112,420
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)(a)	18,183	16,372,888
2.27%, 12/01/28 (Call 10/01/28)	15,972	13,890,815

Security	Par (000)	Value

Health Care - Products (continued)
2.54%, 02/01/32 (Call 11/01/31)(a)	$17,595	$14,529,543
2.60%, 08/15/26 (Call 05/15/26)(a)	5,707	5,339,518
3.13%, 12/01/51 (Call 06/01/51)	8,624	6,055,425
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)(a)	14,880	12,999,881
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	10,238	7,068,867
2.80%, 12/10/51 (Call 06/10/51)(a)	14,944	10,619,012
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	4,787	4,305,831
3.25%, 11/15/39 (Call 05/15/39)	7,551	6,237,896
3.40%, 11/15/49 (Call 05/15/49)(a)	11,209	8,996,338
Medtronic Inc.
4.38%, 03/15/35(a)	20,176	20,030,113
4.63%, 03/15/45(a)	17,147	17,133,750
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	10,726	9,554,688
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)(a)	12,504	10,403,487
3.38%, 11/01/25 (Call 08/01/25)	6,556	6,388,622
3.50%, 03/15/26 (Call 12/15/25)(a)	7,413	7,234,973
4.63%, 03/15/46 (Call 09/15/45)	8,199	7,764,209
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	15,129	12,731,032
2.60%, 10/01/29 (Call 07/01/29)(a)	10,077	9,147,467
2.80%, 10/15/41 (Call 04/15/41)(a)	10,988	8,490,863
4.10%, 08/15/47 (Call 02/15/47)(a)	9,463	8,835,775
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)(a)	9,468	7,850,150

		299,255,525

Health Care - Services — 2.5%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	10,791	8,821,545
6.63%, 06/15/36	11,412	12,573,562
Ascension Health
3.95%, 11/15/46(a)	7,868	7,169,979
Series B, 2.53%, 11/15/29 (Call 08/15/29)(a)	9,533	8,523,086
CommonSpirit Health
3.35%, 10/01/29 (Call 04/01/29)(a)	6,887	6,166,182
4.19%, 10/01/49 (Call 04/01/49)(a)	4,420	3,665,509
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)(a)	10,156	9,277,524
2.25%, 05/15/30 (Call 02/15/30)	13,899	11,853,465
2.55%, 03/15/31 (Call 12/15/30)	8,327	7,145,938
2.88%, 09/15/29 (Call 06/15/29)	9,735	8,760,005
3.13%, 05/15/50 (Call 11/15/49)	8,986	6,699,606
3.60%, 03/15/51 (Call 09/15/50)	15,428	12,467,211
3.65%, 12/01/27 (Call 09/01/27)(a)	18,836	18,214,695
3.70%, 09/15/49 (Call 03/15/49)(a)	7,754	6,366,757
4.10%, 03/01/28 (Call 12/01/27)	14,783	14,497,684
4.38%, 12/01/47 (Call 06/01/47)(a)	13,579	12,409,829
4.55%, 03/01/48 (Call 09/01/47)(a)	10,196	9,542,108
4.63%, 05/15/42(a)	11,288	10,686,563
4.65%, 01/15/43	13,477	12,742,036
4.65%, 08/15/44 (Call 02/15/44)(a)	7,518	7,075,821
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(a)	8,475	6,705,618
3.13%, 03/15/27 (Call 02/15/27)(a)(c)	9,255	8,539,991
3.50%, 09/01/30 (Call 03/01/30)(a)	27,457	23,933,078
3.50%, 07/15/51 (Call 01/15/51)	16,885	11,522,717
3.63%, 03/15/32 (Call 12/15/31)(c)	19,753	17,060,073

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.13%, 06/15/29 (Call 03/15/29)	$21,189	$19,535,260
4.50%, 02/15/27 (Call 08/15/26)	12,052	11,779,760
4.63%, 03/15/52 (Call 09/15/51)(a)(c)	19,697	16,254,874
5.13%, 06/15/39 (Call 12/15/38)	10,892	9,799,450
5.25%, 06/15/26 (Call 12/15/25)	17,970	18,046,509
5.25%, 06/15/49 (Call 12/15/48)(a)	21,756	19,296,752
5.38%, 09/01/26 (Call 03/01/26)	10,012	10,097,404
5.50%, 06/15/47 (Call 12/15/46)(a)	15,423	14,193,270
5.63%, 09/01/28 (Call 03/01/28)	13,166	13,240,783
5.88%, 02/15/26 (Call 08/15/25)	13,772	14,062,589
5.88%, 02/01/29 (Call 08/01/28)(a)	9,036	9,202,413
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	8,902	7,791,523
2.15%, 02/03/32 (Call 11/03/31)(a)	11,320	9,172,109
3.70%, 03/23/29 (Call 02/23/29)(a)	9,125	8,615,553
4.95%, 10/01/44 (Call 04/01/44)(a)	7,206	6,915,967
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	12,404	11,462,665
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	7,155	5,623,025
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(a)	11,592	8,834,740
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	11,439	8,494,844
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)(a)	9,381	8,483,759
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)(a)	13,250	11,722,437
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)(a)	9,938	9,042,676
2.00%, 05/15/30(a)	11,755	10,028,737
2.30%, 05/15/31 (Call 02/15/31)	13,896	11,874,673
2.75%, 05/15/40 (Call 11/15/39)(a)	11,406	8,804,612
2.88%, 08/15/29	12,254	11,261,227
2.90%, 05/15/50 (Call 11/15/49)(a)	14,504	10,620,978
2.95%, 10/15/27	11,173	10,613,137
3.05%, 05/15/41 (Call 11/15/40)	14,330	11,452,881
3.10%, 03/15/26(a)	11,584	11,323,964
3.13%, 05/15/60 (Call 11/15/59)(a)	9,158	6,698,177
3.25%, 05/15/51 (Call 11/15/50)(a)	23,339	18,173,603
3.45%, 01/15/27(a)	10,089	9,896,751
3.50%, 08/15/39 (Call 02/15/39)	14,517	12,507,480
3.70%, 08/15/49 (Call 02/15/49)	12,292	10,408,909
3.75%, 10/15/47 (Call 04/15/47)	8,335	7,140,163
3.85%, 06/15/28(a)	11,741	11,589,358
3.88%, 12/15/28(a)	7,666	7,537,813
3.88%, 08/15/59 (Call 02/15/59)	12,169	10,349,158
4.00%, 05/15/29 (Call 03/15/29)	16,985	16,749,649
4.20%, 05/15/32 (Call 02/15/32)	17,056	16,896,383
4.20%, 01/15/47 (Call 07/15/46)	9,107	8,353,097
4.25%, 03/15/43 (Call 09/15/42)	8,537	7,947,794
4.25%, 06/15/48 (Call 12/15/47)	13,785	12,721,318
4.45%, 12/15/48 (Call 06/15/48)	9,971	9,486,045
4.63%, 07/15/35(a)	7,687	7,673,582
4.75%, 07/15/45(a)	19,022	18,758,083
4.75%, 05/15/52 (Call 11/15/51)(a)	22,487	22,216,191
4.95%, 05/15/62 (Call 11/15/61)	12,795	12,847,927
5.80%, 03/15/36(a)	11,487	12,622,628
6.88%, 02/15/38	15,361	18,689,837
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(a)(c)	9,802	7,730,275

		867,063,374

Security	Par (000)	Value

Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	$11,539	$10,019,686
2.88%, 06/15/28 (Call 04/15/28)	14,846	12,326,463
3.88%, 01/15/26 (Call 12/15/25)	9,910	9,327,906
Blackstone Secured Lending Fund, 3.63%, 01/15/26 (Call 12/15/25)(a)	7,780	7,273,335
FS KKR Capital Corp.
3.13%, 10/12/28 (Call 08/12/28)(a)	8,288	6,755,961
3.40%, 01/15/26 (Call 12/15/25)	10,044	9,154,684
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)(a)	11,798	9,560,444
3.40%, 07/15/26 (Call 06/15/26)(a)	12,849	11,501,903

		75,920,382

Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)(a)	10,061	9,815,713

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)(a)	13,022	12,119,471

Insurance — 1.9%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)(a)	8,971	8,544,795
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	18,161	17,870,555
4.38%, 06/30/50 (Call 12/30/49)(a)	10,440	9,358,938
4.75%, 04/01/48 (Call 10/01/47)(a)	9,546	9,030,995
4.80%, 07/10/45 (Call 01/10/45)(a)	8,578	8,006,506
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)(a)	9,362	8,184,237
3.75%, 05/02/29 (Call 02/02/29)(a)	6,835	6,487,734
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52 (Call 08/28/51)(a)	10,552	8,755,099
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)	7,569	7,488,218
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	9,557	7,460,385
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	9,926	9,333,455
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	9,203	7,506,308
2.30%, 03/15/27 (Call 02/15/27)(a)	10,114	9,525,689
2.50%, 01/15/51 (Call 07/15/50)	8,942	6,092,176
2.85%, 10/15/50 (Call 04/15/50)	17,988	13,085,205
2.88%, 03/15/32 (Call 12/15/31)(a)	11,510	10,237,566
3.85%, 03/15/52 (Call 09/15/51)	28,514	24,576,448
4.20%, 08/15/48 (Call 02/15/48)(a)	24,796	22,995,766
4.25%, 01/15/49 (Call 07/15/48)(a)	18,715	17,663,951
5.75%, 01/15/40(a)	11,559	12,920,708
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	28,238	27,610,052
4.50%, 02/11/43(a)	10,107	9,756,539
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	2,807	2,658,360
4.70%, 06/22/47 (Call 12/22/46)(a)	9,693	7,649,556
Chubb Corp. (The), 6.00%, 05/11/37	7,622	8,662,382
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)(a)	4,025	3,208,883
3.05%, 12/15/61 (Call 06/15/61)	11,063	7,819,393
3.35%, 05/03/26 (Call 02/03/26)(a)	12,769	12,493,301
4.35%, 11/03/45 (Call 05/03/45)(a)	12,476	11,750,436
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)(a)(c)	11,865	11,163,464

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.85%, 04/05/29 (Call 02/05/29)(a)(c)	$12,516	$11,506,329
3.90%, 04/05/32 (Call 01/05/32)(a)(c)	14,958	13,413,156
4.40%, 04/05/52 (Call 10/05/51)(a)(c)	14,252	11,923,518
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	11,384	11,199,433
5.00%, 04/20/48 (Call 10/20/47)	16,603	15,527,642
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	13,753	9,557,529
3.50%, 10/15/50 (Call 04/15/50)(a)	8,764	6,614,769
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32	1,001	980,351
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	8,084	6,391,232
Manulife Financial Corp.
3.70%, 03/16/32 (Call 12/16/31)(a)	2,953	2,719,219
4.15%, 03/04/26(a)	11,878	11,762,194
5.38%, 03/04/46(a)	7,625	7,993,277
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	10,569	8,992,200
4.38%, 03/15/29 (Call 12/15/28)(a)	10,662	10,613,154
4.90%, 03/15/49 (Call 09/15/48)(a)	11,718	11,691,565
MetLife Inc.
4.05%, 03/01/45(a)	11,871	10,481,153
4.13%, 08/13/42(a)	10,061	9,015,420
4.55%, 03/23/30 (Call 12/23/29)(a)	4,902	4,939,896
4.60%, 05/13/46 (Call 11/13/45)(a)	5,873	5,669,644
4.88%, 11/13/43	6,216	6,110,466
5.00%, 07/15/52 (Call 01/15/52)(a)	11,270	11,403,096
5.70%, 06/15/35(a)	11,252	12,183,092
5.88%, 02/06/41(a)	12,069	13,103,100
6.38%, 06/15/34	10,481	12,009,856
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)(a)	8,933	8,135,960
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	15,596	12,896,660
3.91%, 12/07/47 (Call 06/07/47)(a)	5,983	5,209,734
3.94%, 12/07/49 (Call 06/07/49)(a)	12,999	11,197,596
4.35%, 02/25/50 (Call 08/25/49)(a)	11,211	10,337,248
4.60%, 05/15/44(a)	6,966	6,634,827
5.70%, 12/14/36(a)	10,663	11,467,846
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)	9,571	7,303,118
5.35%, 11/01/40(a)	4,469	4,722,705
6.25%, 06/15/37(a)	11,260	13,201,447
Willis North America Inc., 4.65%, 06/15/27 (Call 05/15/27)	7,449	7,311,499

		652,117,031

Internet — 2.1%
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)(a)	14,414	12,604,824
1.10%, 08/15/30 (Call 05/15/30)	21,362	17,428,615
1.90%, 08/15/40 (Call 02/15/40)	14,185	9,998,006
2.00%, 08/15/26 (Call 05/15/26)	15,472	14,579,662
2.05%, 08/15/50 (Call 02/15/50)	26,968	17,735,562
2.25%, 08/15/60 (Call 02/15/60)(a)	20,932	13,321,786
Amazon.com Inc.
1.00%, 05/12/26 (Call 04/12/26)	28,304	25,639,365
1.20%, 06/03/27 (Call 04/03/27)	15,471	13,735,075
1.50%, 06/03/30 (Call 03/03/30)	19,746	16,428,927
1.65%, 05/12/28 (Call 03/12/28)	22,640	20,065,531
2.10%, 05/12/31 (Call 02/12/31)	31,101	26,672,196

Security	Par (000)	Value

Internet (continued)
2.50%, 06/03/50 (Call 12/03/49)(a)	$25,454	$17,670,271
2.70%, 06/03/60 (Call 12/03/59)	24,475	16,358,485
2.88%, 05/12/41 (Call 11/12/40)(a)	20,130	16,049,617
3.10%, 05/12/51 (Call 11/12/50)(a)	35,146	27,328,120
3.15%, 08/22/27 (Call 05/22/27)(a)	40,073	38,685,472
3.25%, 05/12/61 (Call 11/12/60)	18,970	14,406,241
3.30%, 04/13/27 (Call 03/13/27)(a)	22,939	22,396,405
3.45%, 04/13/29 (Call 02/13/29)(a)	14,716	14,195,074
3.60%, 04/13/32 (Call 01/13/32)(a)	29,947	28,711,851
3.88%, 08/22/37 (Call 02/22/37)(a)	28,196	26,449,638
3.95%, 04/13/52 (Call 10/13/51)	27,756	25,135,295
4.05%, 08/22/47 (Call 02/22/47)(a)	35,123	32,602,728
4.10%, 04/13/62 (Call 10/13/61)(a)	15,491	13,945,186
4.25%, 08/22/57 (Call 02/22/57)(a)	22,447	20,912,590
4.80%, 12/05/34 (Call 06/05/34)(a)	10,772	11,294,730
4.95%, 12/05/44 (Call 06/05/44)(a)	14,904	15,529,600
5.20%, 12/03/25 (Call 09/03/25)(a)	6,500	6,754,626
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	14,092	13,881,932
4.63%, 04/13/30 (Call 01/13/30)	13,362	13,415,233
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)(a)	11,018	9,955,736
2.60%, 05/10/31 (Call 02/10/31)(a)	10,830	8,978,871
2.70%, 03/11/30 (Call 12/11/29)(a)	11,016	9,528,653
3.60%, 06/05/27 (Call 03/05/27)(a)	11,301	10,925,415
3.65%, 05/10/51 (Call 11/10/50)	9,260	6,993,913
4.00%, 07/15/42 (Call 01/15/42)(a)	6,779	5,639,620
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	12,263	10,257,277
3.25%, 02/15/30 (Call 11/15/29)(a)	11,103	9,589,135
3.80%, 02/15/28 (Call 11/15/27)(a)	8,932	8,311,879
4.63%, 08/01/27 (Call 05/01/27)	10,029	9,768,816
5.00%, 02/15/26 (Call 11/15/25)(a)	11,383	11,416,015
Netflix Inc.
4.38%, 11/15/26(a)	9,445	9,176,408
4.88%, 04/15/28	16,086	15,643,635
5.88%, 11/15/28	18,629	18,884,404
6.38%, 05/15/29(a)	10,143	10,578,001

		719,580,421

Lodging — 0.1%
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	12,744	12,110,512
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	4,905	4,203,904
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	12,629	10,512,953
Series R, 3.13%, 06/15/26 (Call 03/15/26)	8,134	7,738,514
Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)	2,400	2,071,146
5.90%, 08/08/28 (Call 05/08/28)(a)	15,824	13,529,520

		50,166,549

Machinery — 0.4%
Caterpillar Financial Services Corp.
0.80%, 11/13/25(a)	2,318	2,099,311
0.90%, 03/02/26(a)	10,447	9,480,894
1.10%, 09/14/27(a)	11,964	10,469,310
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)(a)	14,356	13,028,848
3.25%, 09/19/49 (Call 03/19/49)	8,619	7,092,309
3.25%, 04/09/50 (Call 10/09/49)(a)	11,822	9,734,135
3.80%, 08/15/42(a)	16,670	15,147,982

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
5.20%, 05/27/41	$7,869	$8,503,178
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	9,556	8,767,171
3.90%, 06/09/42 (Call 12/09/41)(a)	11,103	10,405,346
John Deere Capital Corp., 0.70%, 01/15/26(a)	7,377	6,666,332
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)(a)	17,847	15,383,716
3.11%, 02/15/40 (Call 08/15/39)(a)	7,928	6,077,327
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)(a)	6,007	5,621,784
4.95%, 09/15/28 (Call 06/15/28)	12,661	12,286,988

		140,764,631

Manufacturing — 0.7%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	13,723	11,777,761
2.88%, 10/15/27 (Call 07/15/27)(a)	10,872	10,235,970
3.25%, 08/26/49 (Call 02/26/49)(a)	9,746	7,253,432
3.38%, 03/01/29 (Call 12/01/28)(a)	6,584	6,082,193
4.00%, 09/14/48 (Call 03/14/48)(a)	11,620	9,759,279
Eaton Corp.
4.15%, 03/15/33	2,805	2,684,925
4.15%, 11/02/42	10,499	9,464,393
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	6,015	5,804,439
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	70,841	66,783,808
General Electric Co.
5.88%, 01/14/38(a)	9,964	10,453,375
6.75%, 03/15/32	25,864	29,255,875
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	10,655	10,240,317
3.90%, 09/01/42 (Call 03/01/42)(a)	10,475	9,258,946
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	13,377	12,254,109
4.00%, 06/14/49 (Call 12/14/48)(a)	7,385	6,272,257
4.25%, 09/15/27 (Call 08/15/27)	8,301	8,231,914
4.50%, 09/15/29 (Call 07/15/29)	11,625	11,456,742
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	6,613	6,233,336

		233,503,071

Media — 4.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	14,701	12,080,892
2.30%, 02/01/32 (Call 11/01/31)	10,828	8,234,276
2.80%, 04/01/31 (Call 01/01/31)	18,726	15,130,254
3.50%, 06/01/41 (Call 12/01/40)	19,073	13,210,639
3.50%, 03/01/42 (Call 09/01/41)	16,801	11,579,711
3.70%, 04/01/51 (Call 10/01/50)	22,747	15,168,696
3.75%, 02/15/28 (Call 11/15/27)(a)	9,828	9,089,931
3.85%, 04/01/61 (Call 10/01/60)	21,120	13,629,619
3.90%, 06/01/52 (Call 12/01/51)	25,803	17,445,465
3.95%, 06/30/62 (Call 12/30/61)	15,188	10,000,526
4.20%, 03/15/28 (Call 12/15/27)(a)	12,380	11,644,999
4.40%, 04/01/33 (Call 01/01/33)(a)	12,086	10,666,841
4.40%, 12/01/61 (Call 06/01/61)	16,938	11,941,585
4.80%, 03/01/50 (Call 09/01/49)(a)	29,787	23,410,816
5.05%, 03/30/29 (Call 12/30/28)	11,528	11,082,511
5.13%, 07/01/49 (Call 01/01/49)	13,208	10,705,846

Security	Par (000)	Value

Media (continued)
5.25%, 04/01/53 (Call 10/01/52)(a)	$15,693	$13,143,223
5.38%, 04/01/38 (Call 10/01/37)	7,598	6,639,123
5.38%, 05/01/47 (Call 11/01/46)(a)	24,789	21,137,246
5.50%, 04/01/63 (Call 10/01/62)	11,759	9,803,488
5.75%, 04/01/48 (Call 10/01/47)(a)	25,694	22,741,628
6.38%, 10/23/35 (Call 04/23/35)(a)	21,005	20,790,451
6.48%, 10/23/45 (Call 04/23/45)(a)	35,953	34,287,175
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	17,872	14,313,327
1.95%, 01/15/31 (Call 10/15/30)	16,858	13,998,455
2.35%, 01/15/27 (Call 10/15/26)(a)	15,095	14,059,702
2.45%, 08/15/52 (Call 02/15/52)(a)	16,729	10,859,040
2.65%, 02/01/30 (Call 11/01/29)	20,853	18,473,792
2.65%, 08/15/62 (Call 02/15/62)	13,371	8,341,764
2.80%, 01/15/51 (Call 07/15/50)	18,086	12,479,181
2.89%, 11/01/51 (Call 05/01/51)	51,384	35,950,410
2.94%, 11/01/56 (Call 05/01/56)	59,338	40,041,549
2.99%, 11/01/63 (Call 05/01/63)	38,066	25,320,749
3.15%, 03/01/26 (Call 12/01/25)(a)	23,184	22,538,947
3.15%, 02/15/28 (Call 11/15/27)(a)	15,599	14,797,486
3.20%, 07/15/36 (Call 01/15/36)(a)	10,611	8,934,536
3.25%, 11/01/39 (Call 05/01/39)	15,388	12,513,085
3.30%, 02/01/27 (Call 11/01/26)(a)	12,409	11,978,178
3.30%, 04/01/27 (Call 02/01/27)	6,023	5,821,322
3.40%, 04/01/30 (Call 01/01/30)(a)	16,904	15,772,627
3.40%, 07/15/46 (Call 01/15/46)(a)	16,053	12,538,873
3.45%, 02/01/50 (Call 08/01/49)(a)	18,586	14,511,765
3.55%, 05/01/28 (Call 02/01/28)	12,608	12,166,141
3.75%, 04/01/40 (Call 10/01/39)	16,203	14,039,587
3.90%, 03/01/38 (Call 09/01/37)	12,685	11,450,236
3.95%, 10/15/25 (Call 08/15/25)	26,135	26,062,567
3.97%, 11/01/47 (Call 05/01/47)	23,113	19,705,963
4.00%, 08/15/47 (Call 02/15/47)	9,941	8,576,568
4.00%, 03/01/48 (Call 09/01/47)(a)	8,973	7,738,891
4.00%, 11/01/49 (Call 05/01/49)	23,199	19,903,401
4.05%, 11/01/52 (Call 05/01/52)(a)	11,102	9,499,593
4.15%, 10/15/28 (Call 07/15/28)	39,858	39,508,075
4.20%, 08/15/34 (Call 02/15/34)	8,584	8,147,811
4.25%, 10/15/30 (Call 07/15/30)(a)	16,479	16,227,939
4.25%, 01/15/33(a)	14,900	14,482,608
4.40%, 08/15/35 (Call 02/15/35)	7,196	6,935,572
4.60%, 10/15/38 (Call 04/15/38)	10,536	10,155,836
4.60%, 08/15/45 (Call 02/15/45)	8,300	7,725,944
4.70%, 10/15/48 (Call 04/15/48)	20,297	19,274,583
4.95%, 10/15/58 (Call 04/15/58)(a)	13,089	12,808,433
5.65%, 06/15/35(a)	10,714	11,493,956
7.05%, 03/15/33(a)	11,002	12,994,265
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)(a)	9,711	8,507,345
3.95%, 03/20/28 (Call 12/20/27)	17,977	16,575,695
4.00%, 09/15/55 (Call 03/15/55)	18,113	11,973,604
4.13%, 05/15/29 (Call 02/15/29)(a)	11,255	10,231,316
4.65%, 05/15/50 (Call 11/15/49)	9,063	6,893,643
5.20%, 09/20/47 (Call 03/20/47)(a)	12,987	10,627,001
5.30%, 05/15/49 (Call 11/15/48)	9,067	7,510,940
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)(a)	18,882	18,684,859
5.48%, 01/25/39 (Call 07/25/38)	12,319	12,044,241
5.58%, 01/25/49 (Call 07/25/48)(a)	18,318	17,701,198

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Meta Platforms Inc.
3.50%, 08/15/27	$32,628	$31,577,489
3.85%, 08/15/32	25,631	24,036,557
4.45%, 08/15/52	27,903	25,336,624
4.65%, 08/15/62	16,017	14,404,774
Paramount Global
4.00%, 01/15/26 (Call 10/15/25)(a)	6,938	6,828,479
4.20%, 05/19/32 (Call 02/19/32)(a)	10,491	9,227,728
4.38%, 03/15/43(a)	14,415	10,896,915
4.95%, 01/15/31 (Call 10/15/30)(a)	11,479	10,925,610
4.95%, 05/19/50 (Call 11/19/49)(a)	9,687	7,917,275
5.85%, 09/01/43 (Call 03/01/43)	14,428	13,056,314
6.88%, 04/30/36	12,157	12,497,581
7.88%, 07/30/30	10,155	11,409,367
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	10,176	7,683,499
5.50%, 09/01/41 (Call 03/01/41)	14,328	12,314,502
5.88%, 11/15/40 (Call 05/15/40)(a)	12,773	11,455,611
6.55%, 05/01/37(a)	17,006	16,767,720
6.75%, 06/15/39	15,139	14,691,883
7.30%, 07/01/38(a)	15,739	16,200,105
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	9,291	10,625,498
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	13,187	12,154,857
2.95%, 06/15/27(a)	7,801	7,449,559
3.00%, 02/13/26(a)	9,090	8,802,966
3.15%, 09/17/25	4,107	4,015,089
4.13%, 06/01/44(a)	12,472	11,313,854
Walt Disney Co. (The)
1.75%, 01/13/26(a)	16,630	15,494,522
2.00%, 09/01/29 (Call 06/01/29)(a)	21,478	18,544,077
2.20%, 01/13/28(a)	8,441	7,686,499
2.65%, 01/13/31(a)	24,663	21,762,607
2.75%, 09/01/49 (Call 03/01/49)	21,106	15,093,983
3.50%, 05/13/40 (Call 11/13/39)(a)	20,053	17,009,771
3.60%, 01/13/51 (Call 07/13/50)(a)	31,240	26,081,554
3.80%, 03/22/30(a)	12,221	11,808,980
3.80%, 05/13/60 (Call 11/13/59)(a)	12,472	10,397,461
4.63%, 03/23/40 (Call 09/23/39)(a)	10,152	9,955,644
4.70%, 03/23/50 (Call 09/23/49)(a)	18,998	18,974,788
6.20%, 12/15/34(a)	8,831	9,989,080
6.40%, 12/15/35	10,592	12,382,792
6.65%, 11/15/37(a)	15,186	18,097,434

		1,581,326,588

Mining — 0.6%
Barrick Gold Corp., 5.25%, 04/01/42(a)	10,128	9,858,900
Barrick North America Finance LLC
5.70%, 05/30/41(a)	9,389	9,628,594
5.75%, 05/01/43(a)	6,384	6,538,365
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39(a)	10,085	10,588,448
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	10,142	9,239,896
5.00%, 09/30/43(a)	25,463	25,785,705
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)(a)	6,212	5,742,723
5.40%, 11/14/34 (Call 05/14/34)(a)	10,212	9,684,959
5.45%, 03/15/43 (Call 09/15/42)(a)	19,708	17,594,358
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	11,068	9,094,423

Security	Par (000)	Value

Mining (continued)
2.60%, 07/15/32 (Call 04/15/32)(a)	$9,025	$7,348,234
4.88%, 03/15/42 (Call 09/15/41)(a)	11,312	10,646,911
6.25%, 10/01/39(a)	12,065	12,986,355
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	7,275	8,219,902
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(a)	13,879	10,030,714
5.20%, 11/02/40(a)	10,966	11,443,035
7.13%, 07/15/28	11,669	13,205,149
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	8,066	7,396,361

		195,033,032

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)(a)	7,988	7,186,736
3.57%, 12/01/31 (Call 09/01/31)	7,593	6,348,589

		13,535,325

Oil & Gas — 4.2%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	10,458	8,652,321
2.72%, 01/12/32 (Call 10/12/31)(a)	20,388	17,742,647
2.77%, 11/10/50 (Call 05/10/50)	17,092	11,927,955
2.94%, 06/04/51 (Call 12/04/50)(a)	25,060	17,913,086
3.00%, 02/24/50 (Call 08/24/49)	23,017	16,721,890
3.00%, 03/17/52 (Call 09/17/51)(a)	15,901	11,486,011
3.02%, 01/16/27 (Call 10/16/26)	5,751	5,504,854
3.06%, 06/17/41 (Call 12/17/40)(a)	17,002	13,349,091
3.12%, 05/04/26 (Call 02/04/26)(a)	13,907	13,466,343
3.38%, 02/08/61 (Call 08/08/60)	20,010	14,952,084
3.41%, 02/11/26 (Call 12/11/25)(a)	10,431	10,239,168
3.63%, 04/06/30 (Call 01/06/30)(a)	17,476	16,579,027
3.80%, 09/21/25 (Call 07/21/25)(a)	6,882	6,856,199
3.94%, 09/21/28 (Call 06/21/28)	13,677	13,365,657
4.23%, 11/06/28 (Call 08/06/28)	19,084	18,930,128
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	13,696	13,103,288
3.72%, 11/28/28 (Call 08/28/28)(a)	8,408	8,139,357
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	10,846	10,371,704
4.95%, 06/01/47 (Call 12/01/46)(a)	5,267	4,980,708
6.25%, 03/15/38(a)	15,169	15,819,092
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	10,483	8,080,201
4.25%, 04/15/27 (Call 01/15/27)	9,495	9,374,034
4.40%, 04/15/29 (Call 01/15/29)(a)	10,995	10,652,860
5.40%, 06/15/47 (Call 12/15/46)(a)	9,982	9,680,060
6.75%, 11/15/39(a)	16,258	17,621,149
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	8,433	7,787,068
2.24%, 05/11/30 (Call 02/11/30)	19,185	16,833,871
2.95%, 05/16/26 (Call 02/16/26)(a)	21,780	21,113,020
3.08%, 05/11/50 (Call 11/11/49)(a)	8,665	6,921,781
3.33%, 11/17/25 (Call 08/17/25)(a)	3,495	3,449,397
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)(a)	12,919	11,257,808
2.34%, 08/12/50 (Call 02/12/50)	10,446	7,175,824
ConocoPhillips, 6.50%, 02/01/39	10,940	12,838,708
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)(c)	14,852	12,960,123
3.80%, 03/15/52 (Call 09/15/51)(a)	15,244	13,095,038

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.03%, 03/15/62 (Call 09/15/61)(c)	$18,458	$15,669,384
4.30%, 11/15/44 (Call 05/15/44)(a)	5,579	5,102,001
6.95%, 04/15/29(a)	4,686	5,354,741
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)(a)	11,620	10,915,858
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)(a)	10,872	9,811,952
5.00%, 06/15/45 (Call 12/15/44)	7,749	7,153,163
5.60%, 07/15/41 (Call 01/15/41)(a)	14,183	14,029,565
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	14,917	12,888,746
3.25%, 12/01/26 (Call 10/01/26)(a)	7,749	7,459,739
3.50%, 12/01/29 (Call 09/01/29)(a)	7,260	6,637,331
4.25%, 03/15/52 (Call 09/15/51)	8,316	6,848,667
EOG Resources Inc.
4.15%, 01/15/26 (Call 10/15/25)	7,473	7,483,124
4.38%, 04/15/30 (Call 01/15/30)(a)	10,677	10,676,301
4.95%, 04/15/50 (Call 10/15/49)(a)	6,745	6,957,974
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	15,542	14,733,816
7.00%, 02/01/30 (Call 11/01/29)(a)	10,039	10,728,840
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	4,753	4,414,199
2.38%, 05/22/30 (Call 02/22/30)(a)	9,151	8,029,782
3.13%, 04/06/30 (Call 01/06/30)(a)	10,944	10,129,268
3.25%, 11/18/49 (Call 05/18/49)	7,480	5,980,445
3.63%, 09/10/28 (Call 06/10/28)(a)	6,659	6,501,077
3.70%, 04/06/50 (Call 10/06/49)	11,258	9,777,530
3.95%, 05/15/43	7,455	6,692,577
4.80%, 11/08/43	6,624	6,657,306
5.10%, 08/17/40	8,846	9,210,919
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)(a)	10,517	9,941,397
2.44%, 08/16/29 (Call 05/16/29)(a)	15,030	13,557,786
2.61%, 10/15/30 (Call 07/15/30)(a)	21,444	19,175,564
3.00%, 08/16/39 (Call 02/16/39)	8,870	7,253,870
3.04%, 03/01/26 (Call 12/01/25)(a)	27,530	26,858,042
3.10%, 08/16/49 (Call 02/16/49)(a)	13,858	10,846,345
3.29%, 03/19/27 (Call 01/19/27)(a)	7,697	7,522,427
3.45%, 04/15/51 (Call 10/15/50)(a)	32,145	26,508,535
3.48%, 03/19/30 (Call 12/19/29)(a)	20,840	19,976,459
3.57%, 03/06/45 (Call 09/06/44)(a)	11,160	9,402,570
4.11%, 03/01/46 (Call 09/01/45)(a)	24,698	22,708,989
4.23%, 03/19/40 (Call 09/19/39)	22,359	21,239,500
4.33%, 03/19/50 (Call 09/19/49)	30,327	28,863,728
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	11,126	10,865,759
5.60%, 02/15/41	15,065	14,528,690
6.00%, 01/15/40(a)	7,030	7,120,371
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	10,501	10,217,998
6.60%, 10/01/37(a)	9,733	10,248,357
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	8,585	7,554,687
6.50%, 03/01/41 (Call 09/01/40)	13,683	14,791,413
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	13,682	11,234,863
3.30%, 03/15/52 (Call 09/15/51)(a)	13,619	10,096,819
3.90%, 03/15/28 (Call 12/15/27)	8,985	8,623,430
4.65%, 11/15/34 (Call 05/15/34)(a)	9,175	8,866,181

Security	Par (000)	Value

Oil & Gas (continued)
4.88%, 11/15/44 (Call 05/15/44)(a)	$16,709	$15,920,626
5.88%, 05/01/42(a)	15,132	16,179,991
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)(a)	4,337	3,875,673
1.90%, 08/15/30 (Call 05/15/30)	6,639	5,413,179
2.15%, 01/15/31 (Call 10/15/30)(a)	5,994	4,941,076
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)(a)	16,251	14,342,981
2.50%, 09/12/26(a)	9,714	9,199,167
2.75%, 04/06/30 (Call 01/06/30)(a)	17,102	15,347,099
2.88%, 05/10/26	18,304	17,659,695
3.00%, 11/26/51 (Call 05/26/51)	8,866	6,680,265
3.13%, 11/07/49 (Call 05/07/49)(a)	13,792	10,662,966
3.25%, 04/06/50 (Call 10/06/49)(a)	21,286	16,919,137
3.75%, 09/12/46	13,894	11,923,995
3.88%, 11/13/28 (Call 08/13/28)(a)	15,711	15,405,583
4.00%, 05/10/46	23,722	21,050,955
4.13%, 05/11/35	17,098	16,284,099
4.38%, 05/11/45	29,913	27,959,642
4.55%, 08/12/43	10,446	9,979,356
5.50%, 03/25/40	12,815	13,819,086
6.38%, 12/15/38	33,061	38,411,827
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	6,621	5,232,460
4.00%, 11/15/47 (Call 05/15/47)(a)	5,229	4,349,316
6.50%, 06/15/38	13,450	14,437,284
6.80%, 05/15/38	12,043	13,298,646
6.85%, 06/01/39(a)	8,252	9,189,367
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	14,674	13,345,707
2.99%, 06/29/41 (Call 12/29/40)(a)	7,702	6,121,459
3.13%, 05/29/50 (Call 11/29/49)(a)	25,219	19,498,799
3.39%, 06/29/60 (Call 12/29/59)(a)	8,327	6,431,233
3.46%, 02/19/29 (Call 11/19/28)(a)	12,876	12,313,955
3.46%, 07/12/49 (Call 01/12/49)(a)	10,535	8,603,041
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	9,949	9,734,666
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	11,388	8,685,286
4.00%, 04/01/29 (Call 01/01/29)	11,953	11,403,051
4.35%, 06/01/28 (Call 03/01/28)(a)	7,591	7,447,885
6.63%, 06/15/37(a)	16,353	17,779,359
7.50%, 04/15/32	10,253	11,892,115

		1,448,529,664

Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	13,056	12,608,950
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)(a)	16,471	15,404,137
4.08%, 12/15/47 (Call 06/15/47)(a)	13,156	10,902,919
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	14,309	12,660,676
4.75%, 08/01/43 (Call 02/01/43)	7,212	6,391,293
4.85%, 11/15/35 (Call 05/15/35)(a)	11,922	11,364,104
5.00%, 11/15/45 (Call 05/15/45)(a)	22,786	20,727,242
6.70%, 09/15/38	9,661	10,493,003
7.45%, 09/15/39(a)	10,626	12,355,028
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	12,592	11,108,112

		124,015,464

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	$3,214	$2,645,261
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)(a)	11,339	10,127,887
WRKCo Inc.
4.65%, 03/15/26 (Call 01/15/26)(a)	6,182	6,222,474
4.90%, 03/15/29 (Call 12/15/28)(a)	7,161	7,156,389

		26,152,011

Pharmaceuticals — 7.4%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	40,634	38,335,091
3.20%, 05/14/26 (Call 02/14/26)	21,772	20,868,573
3.20%, 11/21/29 (Call 08/21/29)(a)	56,747	51,829,867
4.05%, 11/21/39 (Call 05/21/39)	43,586	38,341,972
4.25%, 11/14/28 (Call 08/14/28)	22,774	22,398,673
4.25%, 11/21/49 (Call 05/21/49)(a)	58,505	51,386,597
4.30%, 05/14/36 (Call 11/14/35)	12,135	11,300,222
4.40%, 11/06/42	28,900	25,983,551
4.45%, 05/14/46 (Call 11/14/45)(a)	22,461	20,230,160
4.50%, 05/14/35 (Call 11/14/34)	27,258	25,938,380
4.55%, 03/15/35 (Call 09/15/34)(a)	17,522	16,798,478
4.70%, 05/14/45 (Call 11/14/44)	27,690	25,677,028
4.75%, 03/15/45 (Call 09/15/44)	10,321	9,651,432
4.85%, 06/15/44 (Call 12/15/43)	12,731	12,106,296
4.88%, 11/14/48 (Call 05/14/48)(a)	17,805	17,083,912
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	12,360	10,548,344
3.45%, 12/15/27 (Call 09/15/27)(a)	11,281	10,769,559
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)(a)	13,204	11,909,815
1.75%, 05/28/28 (Call 03/28/28)	15,384	13,625,095
2.25%, 05/28/31 (Call 02/28/31)	10,253	8,884,287
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(a)	13,433	11,954,710
1.38%, 08/06/30 (Call 05/06/30)(a)	15,292	12,508,708
3.00%, 05/28/51 (Call 11/28/50)	11,745	9,111,548
3.13%, 06/12/27 (Call 03/12/27)(a)	7,531	7,257,480
3.38%, 11/16/25(a)	17,115	16,804,296
4.00%, 01/17/29 (Call 10/17/28)(a)	11,313	11,235,999
4.00%, 09/18/42(a)	6,780	6,187,450
4.38%, 11/16/45	10,490	10,029,871
4.38%, 08/17/48 (Call 02/17/48)(a)	7,471	7,233,663
6.45%, 09/15/37	32,266	37,909,746
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)(a)	10,381	8,459,736
2.82%, 05/20/30 (Call 02/20/30)(a)	10,929	9,638,182
3.70%, 06/06/27 (Call 03/06/27)	16,973	16,465,495
3.79%, 05/20/50 (Call 11/20/49)(a)	4,577	3,792,859
4.67%, 06/06/47 (Call 12/06/46)(a)	16,282	15,495,365
4.69%, 12/15/44 (Call 06/15/44)(a)	9,132	8,625,906
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)(a)	7,539	6,857,876
1.13%, 11/13/27 (Call 09/13/27)(a)	9,911	8,743,051
1.45%, 11/13/30 (Call 08/13/30)(a)	15,001	12,250,963
2.35%, 11/13/40 (Call 05/13/40)	8,257	6,030,171
2.55%, 11/13/50 (Call 05/13/50)	16,117	11,085,814
2.95%, 03/15/32 (Call 12/15/31)(a)	14,711	13,303,990
3.20%, 06/15/26 (Call 04/15/26)(a)	20,401	19,988,498
3.40%, 07/26/29 (Call 04/26/29)	25,109	23,964,263
3.55%, 03/15/42 (Call 09/15/41)(a)	12,608	10,777,424
3.70%, 03/15/52 (Call 09/15/51)(a)	19,698	16,618,925

Security	Par (000)	Value

Pharmaceuticals (continued)
3.90%, 02/20/28 (Call 11/20/27)	$20,826	$20,693,130
3.90%, 03/15/62 (Call 09/15/61)	12,038	10,062,165
4.13%, 06/15/39 (Call 12/15/38)	18,500	17,343,352
4.25%, 10/26/49 (Call 04/26/49)	37,633	34,731,131
4.35%, 11/15/47 (Call 05/15/47)	14,604	13,753,748
4.55%, 02/20/48 (Call 08/20/47)	14,374	13,898,512
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	12,341	11,855,363
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)(a)	12,033	10,850,633
2.38%, 03/15/31 (Call 12/15/30)	17,067	14,570,023
2.40%, 03/15/30 (Call 12/15/29)	20,015	17,269,412
3.20%, 03/15/40 (Call 09/15/39)(a)	8,570	6,747,826
3.40%, 03/01/27 (Call 12/01/26)	15,069	14,379,280
3.40%, 03/15/50 (Call 09/15/49)	16,627	12,498,240
3.40%, 03/15/51 (Call 09/15/50)(a)	15,875	11,973,697
3.88%, 10/15/47 (Call 04/15/47)(a)	12,326	9,912,123
4.13%, 11/15/25 (Call 09/15/25)	17,625	17,493,359
4.38%, 10/15/28 (Call 07/15/28)	38,114	37,534,279
4.50%, 02/25/26 (Call 11/27/25)	16,995	17,050,664
4.80%, 08/15/38 (Call 02/15/38)(a)	23,403	22,578,246
4.80%, 07/15/46 (Call 01/16/46)	16,054	15,027,938
4.90%, 12/15/48 (Call 06/15/48)	30,645	29,077,845
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	23,647	20,489,688
1.75%, 08/21/30 (Call 05/21/30)	15,328	12,386,344
1.88%, 02/28/31 (Call 11/28/30)(a)	15,120	12,178,159
2.13%, 09/15/31 (Call 06/15/31)(a)	11,490	9,339,425
2.70%, 08/21/40 (Call 02/21/40)	17,314	12,510,404
2.88%, 06/01/26 (Call 03/01/26)(a)	17,503	16,715,134
3.00%, 08/15/26 (Call 06/15/26)(a)	10,562	10,146,471
3.25%, 08/15/29 (Call 05/15/29)(a)	17,343	15,851,327
3.63%, 04/01/27 (Call 02/01/27)(a)	8,485	8,254,617
3.75%, 04/01/30 (Call 01/01/30)(a)	17,526	16,416,413
4.13%, 04/01/40 (Call 10/01/39)(a)	13,741	11,999,732
4.25%, 04/01/50 (Call 10/01/49)(a)	10,797	9,244,684
4.30%, 03/25/28 (Call 12/25/27)(a)	52,061	51,518,925
4.78%, 03/25/38 (Call 09/25/37)(a)	51,476	48,854,873
5.05%, 03/25/48 (Call 09/25/47)(a)	84,336	80,869,074
5.13%, 07/20/45 (Call 01/20/45)	35,258	33,726,928
5.30%, 12/05/43 (Call 06/05/43)(a)	10,632	10,486,166
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	10,273	7,102,351
2.50%, 09/15/60 (Call 03/15/60)	11,222	7,565,774
3.38%, 03/15/29 (Call 12/15/28)(a)	13,549	13,124,724
3.95%, 03/15/49 (Call 09/15/48)(a)	8,788	8,444,399
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	23,990	23,595,307
6.38%, 05/15/38(a)	30,930	35,922,532
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	8,484	8,079,781
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	6,724	6,130,579
0.95%, 09/01/27 (Call 07/01/27)(a)	18,409	16,251,968
1.30%, 09/01/30 (Call 06/01/30)(a)	20,203	16,939,141
2.10%, 09/01/40 (Call 03/01/40)	9,866	7,174,693
2.25%, 09/01/50 (Call 03/01/50)	13,704	9,437,848
2.45%, 03/01/26 (Call 12/01/25)	18,555	17,850,413
2.45%, 09/01/60 (Call 03/01/60)(a)	15,298	10,183,788
2.90%, 01/15/28 (Call 10/15/27)	14,909	14,333,647
2.95%, 03/03/27 (Call 12/03/26)(a)	11,175	10,868,799

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 01/15/38 (Call 07/15/37)	$10,500	$9,382,375
3.50%, 01/15/48 (Call 07/15/47)	8,510	7,467,646
3.55%, 03/01/36 (Call 09/01/35)(a)	10,522	9,767,735
3.63%, 03/03/37 (Call 09/03/36)	15,277	14,207,384
3.70%, 03/01/46 (Call 09/01/45)(a)	20,440	18,242,906
3.75%, 03/03/47 (Call 09/03/46)(a)	8,543	7,679,703
4.38%, 12/05/33 (Call 06/05/33)	9,121	9,315,407
5.95%, 08/15/37	11,589	13,483,081
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	7,612	7,631,658
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	10,737	9,709,022
1.45%, 06/24/30 (Call 03/24/30)	18,133	14,974,922
1.70%, 06/10/27 (Call 05/10/27)(a)	16,960	15,405,309
1.90%, 12/10/28 (Call 10/10/28)(a)	10,139	8,950,530
2.15%, 12/10/31 (Call 09/10/31)(a)	18,601	15,834,358
2.35%, 06/24/40 (Call 12/24/39)	9,823	7,223,551
2.45%, 06/24/50 (Call 12/24/49)(a)	13,409	9,217,382
2.75%, 12/10/51 (Call 06/10/51)	19,500	14,017,673
2.90%, 12/10/61 (Call 06/10/61)	17,051	11,752,097
3.40%, 03/07/29 (Call 12/07/28)(a)	18,948	18,210,102
3.70%, 02/10/45 (Call 08/10/44)(a)	21,338	18,421,343
3.90%, 03/07/39 (Call 09/07/38)(a)	12,829	11,813,347
4.00%, 03/07/49 (Call 09/07/48)	17,023	15,491,369
4.15%, 05/18/43(a)	11,774	10,947,510
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	8,243	7,749,723
5.20%, 04/15/48 (Call 10/15/47)	7,467	5,771,893
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)(a)	12,175	11,300,881
2.20%, 08/14/30 (Call 05/14/30)	20,562	18,081,283
2.75%, 08/14/50 (Call 02/14/50)(a)	12,113	9,167,100
3.00%, 11/20/25 (Call 08/20/25)(a)	13,314	13,034,234
3.10%, 05/17/27 (Call 02/17/27)(a)	8,821	8,565,767
4.00%, 11/20/45 (Call 05/20/45)	13,049	12,010,797
4.40%, 05/06/44	18,070	17,701,574
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	14,398	12,191,741
1.75%, 08/18/31 (Call 05/18/31)(a)	7,101	5,889,792
2.55%, 05/28/40 (Call 11/28/39)(a)	10,492	8,043,337
2.63%, 04/01/30 (Call 01/01/30)(a)	16,378	14,779,262
2.70%, 05/28/50 (Call 11/28/49)(a)	14,291	10,612,239
2.75%, 06/03/26(a)	11,429	11,083,945
3.00%, 12/15/26(a)	18,076	17,595,686
3.45%, 03/15/29 (Call 12/15/28)	15,878	15,326,567
3.60%, 09/15/28 (Call 06/15/28)(a)	9,738	9,654,241
3.90%, 03/15/39 (Call 09/15/38)	8,101	7,538,058
4.00%, 12/15/36	6,125	5,845,201
4.00%, 03/15/49 (Call 09/15/48)(a)	14,017	13,136,727
4.13%, 12/15/46	12,724	12,109,444
4.20%, 09/15/48 (Call 03/15/48)	12,009	11,576,288
4.30%, 06/15/43(a)	11,361	10,898,656
4.40%, 05/15/44(a)	12,033	11,641,027
7.20%, 03/15/39	26,158	33,583,152
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)(a)	31,607	30,184,590
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	28,895	24,151,088
3.03%, 07/09/40 (Call 01/09/40)(a)	13,740	10,657,516
3.18%, 07/09/50 (Call 01/09/50)	23,890	17,481,868

Security	Par (000)	Value

Pharmaceuticals (continued)
3.38%, 07/09/60 (Call 01/09/60)	$10,369	$7,483,079
5.00%, 11/26/28 (Call 08/26/28)(a)	17,848	18,096,114
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)(a)	22,275	20,942,748
5.25%, 06/15/46 (Call 12/15/45)	11,156	8,848,387
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)	8,113	6,989,720
2.70%, 06/22/30 (Call 03/22/30)	14,729	11,602,967
3.85%, 06/22/40 (Call 12/22/39)	16,404	11,387,253
4.00%, 06/22/50 (Call 12/22/49)	22,233	14,327,681
Wyeth LLC
5.95%, 04/01/37(a)	23,265	26,339,916
6.50%, 02/01/34	10,252	12,038,578
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	9,391	7,905,274
3.00%, 09/12/27 (Call 06/12/27)	10,764	10,190,719
4.50%, 11/13/25 (Call 08/13/25)(a)	7,053	7,157,784
4.70%, 02/01/43 (Call 08/01/42)(a)	13,546	12,988,016

		2,572,102,718

Pipelines — 3.1%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(a)	20,350	18,728,156
5.13%, 06/30/27 (Call 01/01/27)(a)	13,833	13,800,274
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	10,750	8,677,596
3.13%, 11/15/29 (Call 08/15/29)(a)	10,082	9,117,741
3.40%, 08/01/51 (Call 02/01/51)(a)	10,660	7,940,109
4.25%, 12/01/26 (Call 09/01/26)	7,405	7,292,389
5.50%, 12/01/46 (Call 06/01/46)(a)	6,143	6,307,035
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)(a)	16,540	14,878,886
4.00%, 10/01/27 (Call 07/01/27)(a)	7,569	7,179,246
4.75%, 01/15/26 (Call 10/15/25)	9,674	9,592,490
4.95%, 05/15/28 (Call 02/15/28)(a)	8,843	8,645,888
4.95%, 06/15/28 (Call 03/15/28)(a)	7,424	7,303,363
5.00%, 05/15/50 (Call 11/15/49)(a)	19,761	16,930,875
5.15%, 03/15/45 (Call 09/15/44)(a)	10,898	9,393,103
5.25%, 04/15/29 (Call 01/15/29)	14,671	14,484,184
5.30%, 04/15/47 (Call 10/15/46)(a)	8,093	7,068,737
5.35%, 05/15/45 (Call 11/15/44)(a)	8,857	7,820,949
5.40%, 10/01/47 (Call 04/01/47)(a)	16,846	14,936,595
5.50%, 06/01/27 (Call 03/01/27)(a)	13,492	13,650,180
6.00%, 06/15/48 (Call 12/15/47)	12,540	11,911,111
6.13%, 12/15/45 (Call 06/15/45)	11,108	10,647,310
6.25%, 04/15/49 (Call 10/15/48)(a)	18,551	18,221,592
6.50%, 02/01/42 (Call 08/01/41)(a)	12,582	12,717,221
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	13,952	12,293,495
3.13%, 07/31/29 (Call 04/30/29)(a)	10,609	9,592,062
3.20%, 02/15/52 (Call 08/15/51)	12,944	9,380,966
3.30%, 02/15/53 (Call 08/15/52)	17,787	13,067,011
3.70%, 02/15/26 (Call 11/15/25)	6,555	6,470,920
3.70%, 01/31/51 (Call 07/31/50)(a)	12,764	10,028,093
3.95%, 01/31/60 (Call 07/31/59)	7,108	5,521,490
4.15%, 10/16/28 (Call 07/16/28)	9,001	8,827,935
4.20%, 01/31/50 (Call 07/31/49)(a)	13,614	11,527,762
4.25%, 02/15/48 (Call 08/15/47)(a)	12,531	10,714,261
4.45%, 02/15/43 (Call 08/15/42)(a)	11,665	10,316,526
4.80%, 02/01/49 (Call 08/01/48)(a)	13,064	12,020,122
4.85%, 08/15/42 (Call 02/15/42)(a)	9,230	8,667,251

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.85%, 03/15/44 (Call 09/15/43)(a)	$12,697	$11,740,201
4.90%, 05/15/46 (Call 11/15/45)	12,039	11,244,876
5.10%, 02/15/45 (Call 08/15/44)(a)	11,968	11,355,278
5.95%, 02/01/41	7,984	8,346,301
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)(a)	5,930	5,537,750
6.95%, 01/15/38(a)	10,517	11,383,119
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	8,567	6,818,250
3.60%, 02/15/51 (Call 08/15/50)	10,094	7,511,770
4.30%, 03/01/28 (Call 12/01/27)(a)	12,542	12,252,120
4.80%, 02/01/33 (Call 11/01/32)	8,343	8,032,786
5.05%, 02/15/46 (Call 08/15/45)(a)	8,669	7,895,170
5.20%, 03/01/48 (Call 09/01/47)(a)	7,762	7,201,116
5.30%, 12/01/34 (Call 06/01/34)(a)	6,001	5,878,547
5.45%, 08/01/52 (Call 02/01/52)(a)	7,384	7,163,262
5.55%, 06/01/45 (Call 12/01/44)(a)	18,908	18,288,438
7.75%, 01/15/32(a)	10,281	11,926,168
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)(a)	8,604	6,727,209
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	11,368	10,293,994
2.65%, 08/15/30 (Call 05/15/30)	17,156	14,314,133
4.00%, 03/15/28 (Call 12/15/27)(a)	10,872	10,395,315
4.13%, 03/01/27 (Call 12/01/26)	11,494	11,121,036
4.50%, 04/15/38 (Call 10/15/37)(a)	18,151	16,005,895
4.70%, 04/15/48 (Call 10/15/47)	15,633	13,354,776
4.80%, 02/15/29 (Call 11/15/28)(a)	9,756	9,543,857
4.95%, 09/01/32	17,601	17,002,918
4.95%, 03/14/52 (Call 09/14/51)	17,669	15,557,037
5.20%, 03/01/47 (Call 09/01/46)	9,705	8,845,471
5.50%, 02/15/49 (Call 08/15/48)	16,611	15,684,889
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)(a)	10,024	8,656,560
3.40%, 09/01/29 (Call 06/01/29)	7,608	6,737,166
4.55%, 07/15/28 (Call 04/15/28)	8,626	8,372,006
5.20%, 07/15/48 (Call 01/15/48)(a)	8,752	7,858,898
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	11,699	10,253,931
3.80%, 09/15/30 (Call 06/15/30)(a)	11,118	9,857,158
4.50%, 12/15/26 (Call 09/15/26)(a)	6,700	6,543,153
4.65%, 10/15/25 (Call 07/15/25)	6,753	6,687,737
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	10,850	10,366,562
4.50%, 05/15/30 (Call 11/15/29)(a)	23,011	21,997,312
5.00%, 03/15/27 (Call 09/15/26)	14,136	14,095,140
5.88%, 06/30/26 (Call 12/31/25)	14,575	15,011,387
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)(a)	9,583	8,632,504
4.95%, 04/15/52 (Call 10/15/51)(a)	7,793	6,728,681
5.20%, 07/01/27 (Call 06/01/27)	9,660	9,651,161
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	13,917	12,177,236
4.88%, 02/01/31 (Call 02/01/26)(a)	12,178	11,263,554
5.50%, 03/01/30 (Call 03/01/25)	9,442	9,150,586
6.50%, 07/15/27 (Call 10/03/22)(a)	10,924	11,238,065
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)(a)	15,755	12,949,116
4.10%, 04/15/30 (Call 01/15/30)(a)	12,699	12,073,917

Security	Par (000)	Value

Pipelines (continued)
4.25%, 05/15/28 (Call 02/15/28)	$16,933	$16,483,309
4.63%, 03/01/34 (Call 12/01/33)(a)	11,221	10,715,731
4.88%, 01/15/26 (Call 10/15/25)(a)	6,656	6,724,251
4.88%, 05/15/48 (Call 11/15/47)(a)	8,891	8,461,037
5.10%, 03/15/49 (Call 09/15/48)(a)	10,456	10,353,586
6.10%, 06/01/40(a)	9,056	9,593,853
6.20%, 10/15/37(a)	13,344	14,367,712
7.63%, 01/15/39(a)	13,135	16,044,020
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	10,063	11,004,689
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	19,545	16,319,473
3.50%, 11/15/30 (Call 08/15/30)	10,474	9,427,087
3.75%, 06/15/27 (Call 03/15/27)	10,687	10,320,930
4.85%, 03/01/48 (Call 09/01/47)(a)	7,476	6,732,483
5.10%, 09/15/45 (Call 03/15/45)(a)	10,311	9,528,562
6.30%, 04/15/40(a)	15,014	15,965,329
Williams Cos. Inc.
4.65%, 08/15/32	6,871	6,603,025
5.30%, 08/15/52(a)	2,942	2,861,853

		1,088,903,366

Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	9,324	7,007,125
2.00%, 05/18/32 (Call 02/18/32)(a)	5,908	4,661,327
2.95%, 03/15/34 (Call 12/15/33)(a)	9,415	7,930,735
3.00%, 05/18/51 (Call 11/18/50)(a)	9,789	6,671,433
3.38%, 08/15/31 (Call 05/15/31)	3,996	3,559,359
3.55%, 03/15/52 (Call 09/15/51)	11,466	8,683,768
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	8,845	6,967,539
2.10%, 06/15/30 (Call 03/15/30)(a)	7,090	5,730,617
2.75%, 01/15/27 (Call 11/15/26)	9,810	8,977,607
2.90%, 01/15/30 (Call 10/15/29)(a)	7,962	6,860,840
2.95%, 01/15/51 (Call 07/15/50)	10,508	7,067,018
3.10%, 06/15/50 (Call 12/15/49)	12,347	8,602,813
3.38%, 10/15/26 (Call 07/15/26)(a)	15,248	14,385,854
3.55%, 07/15/27 (Call 04/15/27)	10,943	10,329,796
3.80%, 08/15/29 (Call 05/15/29)(a)	15,170	14,015,090
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	11,450	8,661,821
2.55%, 04/01/32 (Call 01/01/32)(a)	5,804	4,602,645
2.75%, 10/01/26 (Call 07/01/26)(a)	10,391	9,688,031
3.25%, 01/30/31 (Call 10/30/30)	15,649	13,498,316
3.40%, 06/21/29 (Call 03/21/29)	8,682	7,780,212
3.65%, 02/01/26 (Call 11/03/25)(a)	8,924	8,684,191
4.50%, 12/01/28 (Call 09/01/28)	7,164	6,976,297
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)(a)	5,883	5,227,177
4.13%, 05/15/29 (Call 02/15/29)	8,884	8,178,306
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)(a)	10,826	9,480,990
2.10%, 04/01/31 (Call 01/01/31)(a)	10,972	8,737,894
2.25%, 01/15/31 (Call 10/15/30)	14,172	11,488,041
2.90%, 04/01/41 (Call 10/01/40)	14,030	10,053,939
3.25%, 01/15/51 (Call 07/15/50)(a)	10,005	7,110,452
3.30%, 07/01/30 (Call 04/01/30)(a)	10,348	9,174,000
3.65%, 09/01/27 (Call 06/01/27)(a)	10,624	10,120,536
3.70%, 06/15/26 (Call 03/15/26)(a)	10,438	10,097,845
3.80%, 02/15/28 (Call 11/15/27)	8,660	8,180,452

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.45%, 02/15/26 (Call 11/15/25)(a)	$10,901	$10,849,197
Crown Castle International Corp.
2.50%, 07/15/31 (Call 04/15/31)	8,806	7,212,505
2.90%, 03/15/27 (Call 02/15/27)(a)	8,291	7,681,850
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	8,527	7,859,873
3.70%, 08/15/27 (Call 05/15/27)(a)	10,670	10,180,579
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)(a)	11,550	9,428,208
2.50%, 05/15/31 (Call 02/15/31)	13,007	10,674,697
3.20%, 11/18/29 (Call 08/18/29)(a)	15,034	13,456,339
3.90%, 04/15/32 (Call 01/15/32)(a)	9,494	8,618,587
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	8,412	7,848,171
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)(a)	8,635	6,930,062
5.30%, 01/15/29 (Call 10/15/28)(a)	8,624	8,327,743
5.38%, 04/15/26 (Call 01/15/26)(a)	5,888	5,793,867
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)(a)	5,635	4,389,784
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)(a)	9,929	8,785,821
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	8,789	7,032,231
2.25%, 04/15/30 (Call 01/15/30)(a)	10,285	8,948,643
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)	8,928	8,016,631
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	10,592	9,173,721
2.45%, 09/13/29 (Call 06/13/29)	12,583	10,863,288
2.65%, 07/15/30 (Call 04/15/30)(a)	3,728	3,208,171
3.25%, 11/30/26 (Call 08/30/26)(a)	10,452	10,047,049
3.25%, 09/13/49 (Call 03/13/49)	13,966	10,115,282
3.30%, 01/15/26 (Call 10/15/25)	12,843	12,475,968
3.38%, 06/15/27 (Call 03/15/27)	8,373	8,014,377
3.38%, 12/01/27 (Call 09/01/27)(a)	7,333	6,937,464
3.50%, 09/01/25 (Call 06/01/25)	3,650	3,597,368
3.80%, 07/15/50 (Call 01/15/50)(a)	6,472	5,254,698
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)(a)	9,294	8,944,240
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)(a)	13,424	12,856,098
4.95%, 02/15/30 (Call 12/15/29)(a)	11,145	10,651,113
5.13%, 05/15/32 (Call 02/15/32)(a)	13,553	12,867,828
5.63%, 05/15/52 (Call 11/15/51)(a)	7,449	6,869,304
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)(a)	7,680	6,472,682
3.10%, 01/15/30 (Call 10/15/29)(a)	6,285	5,543,378
4.25%, 04/15/28 (Call 01/15/28)(a)	10,372	10,099,179
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	7,945	7,507,575
4.00%, 04/15/30 (Call 01/15/30)(a)	10,167	9,561,111

		602,286,748

Retail — 3.1%
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)	10,768	10,228,223
4.75%, 08/01/32 (Call 05/01/32)	713	707,315
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	15,151	13,591,805
1.60%, 04/20/30 (Call 01/20/30)	21,573	18,194,019
1.75%, 04/20/32 (Call 01/20/32)	8,940	7,358,039
3.00%, 05/18/27 (Call 02/18/27)(a)	11,683	11,378,483

Security	Par (000)	Value

Retail (continued)
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)(a)	$11,317	$10,435,925
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	8,987	7,491,864
4.20%, 05/15/28 (Call 02/15/28)(a)	13,301	12,977,235
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	13,057	10,495,444
1.50%, 09/15/28 (Call 07/15/28)(a)	9,473	8,223,171
1.88%, 09/15/31 (Call 06/15/31)(a)	10,435	8,621,566
2.13%, 09/15/26 (Call 06/15/26)(a)	11,392	10,701,254
2.38%, 03/15/51 (Call 09/15/50)	13,650	8,939,722
2.50%, 04/15/27 (Call 02/15/27)(a)	12,254	11,564,366
2.70%, 04/15/30 (Call 01/15/30)	18,323	16,496,789
2.75%, 09/15/51 (Call 03/15/51)	11,486	8,207,580
2.80%, 09/14/27 (Call 06/14/27)(a)	12,333	11,728,097
2.88%, 04/15/27 (Call 03/15/27)	10,772	10,364,884
2.95%, 06/15/29 (Call 03/15/29)(a)	19,073	17,721,016
3.00%, 04/01/26 (Call 01/01/26)(a)	14,651	14,240,743
3.13%, 12/15/49 (Call 06/15/49)	13,490	10,349,042
3.25%, 04/15/32 (Call 01/15/32)(a)	15,135	13,987,095
3.30%, 04/15/40 (Call 10/15/39)(a)	12,256	10,250,483
3.35%, 09/15/25 (Call 06/15/25)(a)	5,744	5,700,591
3.35%, 04/15/50 (Call 10/15/49)(a)	15,413	12,298,002
3.50%, 09/15/56 (Call 03/15/56)(a)	9,590	7,705,970
3.63%, 04/15/52 (Call 10/15/51)(a)	18,770	15,691,675
3.90%, 12/06/28 (Call 09/06/28)(a)	15,984	15,845,371
3.90%, 06/15/47 (Call 12/15/46)(a)	11,708	10,266,216
4.20%, 04/01/43 (Call 10/01/42)(a)	10,054	9,225,171
4.25%, 04/01/46 (Call 10/01/45)(a)	17,011	15,779,126
4.40%, 03/15/45 (Call 09/15/44)(a)	11,445	10,785,795
4.50%, 12/06/48 (Call 06/06/48)	16,103	15,465,721
4.88%, 02/15/44 (Call 08/15/43)(a)	9,627	9,570,186
5.88%, 12/16/36(a)	35,020	39,311,403
5.95%, 04/01/41 (Call 10/01/40)(a)	9,306	10,448,941
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	9,594	8,141,460
1.70%, 09/15/28 (Call 07/15/28)(a)	11,579	9,951,987
1.70%, 10/15/30 (Call 07/15/30)(a)	14,671	11,761,453
2.50%, 04/15/26 (Call 01/15/26)(a)	12,365	11,755,768
2.63%, 04/01/31 (Call 01/01/31)	19,084	16,370,242
2.80%, 09/15/41 (Call 03/15/41)	13,553	9,634,883
3.00%, 10/15/50 (Call 04/15/50)	15,761	10,785,025
3.10%, 05/03/27 (Call 02/03/27)(a)	14,199	13,477,865
3.35%, 04/01/27 (Call 03/01/27)(a)	13,840	13,337,287
3.38%, 09/15/25 (Call 06/15/25)(a)	7,206	7,062,237
3.65%, 04/05/29 (Call 01/05/29)(a)	12,260	11,579,158
3.70%, 04/15/46 (Call 10/15/45)(a)	13,135	10,448,242
3.75%, 04/01/32 (Call 01/01/32)(a)	15,925	14,676,206
4.05%, 05/03/47 (Call 11/03/46)(a)	17,283	14,345,213
4.25%, 04/01/52 (Call 10/01/51)(a)	15,219	12,993,555
4.45%, 04/01/62 (Call 10/01/61)	15,807	13,351,922
4.50%, 04/15/30 (Call 01/15/30)(a)	14,480	14,299,588
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	8,283	7,115,238
2.63%, 09/01/29 (Call 06/01/29)(a)	8,491	7,632,103
3.50%, 03/01/27 (Call 12/01/26)(a)	10,667	10,447,808
3.50%, 07/01/27 (Call 05/01/27)(a)	12,586	12,228,802
3.60%, 07/01/30 (Call 04/01/30)	10,326	9,789,092
3.63%, 09/01/49 (Call 03/01/49)	16,025	12,936,553
3.70%, 01/30/26 (Call 10/30/25)(a)	16,873	16,715,943

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.80%, 04/01/28 (Call 01/01/28)	$11,518	$11,303,638
4.20%, 04/01/50 (Call 10/01/49)(a)	11,424	10,083,614
4.45%, 03/01/47 (Call 09/01/46)	10,845	10,045,658
4.45%, 09/01/48 (Call 03/01/48)(a)	8,133	7,555,568
4.70%, 12/09/35 (Call 06/09/35)	4,796	4,788,718
4.88%, 12/09/45 (Call 06/09/45)(a)	20,094	19,569,683
6.30%, 10/15/37(a)	10,633	12,019,882
6.30%, 03/01/38(a)	7,996	9,060,544
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)(a)	11,923	11,497,647
4.70%, 06/15/32 (Call 03/15/32)(a)	9,521	9,427,672
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)(a)	10,110	8,588,459
2.55%, 11/15/30 (Call 08/15/30)(a)	11,973	10,270,120
3.00%, 02/14/32 (Call 11/14/31)(a)	11,030	9,634,154
3.50%, 11/15/50 (Call 05/15/50)	12,187	9,368,320
3.55%, 08/15/29 (Call 05/15/29)(a)	10,930	10,264,954
4.00%, 11/15/28 (Call 08/15/28)(a)	10,324	10,111,851
4.45%, 08/15/49 (Call 02/15/49)(a)	11,292	10,085,990
4.50%, 11/15/48 (Call 05/15/48)(a)	11,438	10,317,036
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	10,112	9,397,983
2.35%, 02/15/30 (Call 11/15/29)(a)	5,228	4,604,749
2.50%, 04/15/26(a)	14,202	13,622,610
2.95%, 01/15/52 (Call 07/15/51)(a)	13,037	9,826,972
3.38%, 04/15/29 (Call 01/15/29)(a)	11,183	10,742,213
4.00%, 07/01/42(a)	7,935	7,287,420
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(a)	12,793	12,092,458
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	5,954	5,781,452
4.10%, 04/15/50 (Call 10/15/49)	7,167	5,667,138
4.80%, 11/18/44 (Call 05/18/44)(a)	1,500	1,316,213
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)(a)	23,986	18,548,511
2.65%, 09/22/51 (Call 03/22/51)(a)	20,116	15,089,251
3.05%, 07/08/26 (Call 05/08/26)	8,614	8,463,666
3.70%, 06/26/28 (Call 03/26/28)(a)	21,400	21,164,268
4.05%, 06/29/48 (Call 12/29/47)	17,551	16,775,449
5.25%, 09/01/35(a)	11,175	12,256,140
6.20%, 04/15/38(a)	2,551	3,090,106
6.50%, 08/15/37(a)	2,853	3,553,549

		1,086,459,614

Semiconductors — 3.2%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	12,445	10,896,184
2.10%, 10/01/31 (Call 07/01/31)(a)	7,618	6,457,325
2.80%, 10/01/41 (Call 04/01/41)(a)	5,661	4,408,949
2.95%, 10/01/51 (Call 04/01/51)(a)	10,878	8,237,748
3.50%, 12/05/26 (Call 09/05/26)(a)	10,247	10,072,073
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	12,188	10,237,571
2.75%, 06/01/50 (Call 12/01/49)	5,991	4,444,381
3.30%, 04/01/27 (Call 01/01/27)(a)	11,740	11,482,133
4.35%, 04/01/47 (Call 10/01/46)(a)	10,625	10,317,385
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)(a)	12,891	11,917,612
3.88%, 01/15/27 (Call 10/15/26)(a)	31,557	30,308,349
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(c)	7,552	6,454,578

Security	Par (000)	Value

Semiconductors (continued)
2.45%, 02/15/31 (Call 11/15/30)(c)	$31,068	$24,760,435
2.60%, 02/15/33 (Call 11/15/32)(c)	15,298	11,776,215
3.14%, 11/15/35 (Call 08/15/35)(c)	31,422	23,766,891
3.15%, 11/15/25 (Call 10/15/25)(a)	6,415	6,160,978
3.19%, 11/15/36 (Call 08/15/36)(a)(c)	26,401	19,601,882
3.42%, 04/15/33 (Call 01/15/33)(c)	24,495	20,176,977
3.46%, 09/15/26 (Call 07/15/26)(a)	9,981	9,573,687
3.47%, 04/15/34 (Call 01/15/34)(c)	32,012	25,941,337
3.50%, 02/15/41 (Call 08/15/40)(a)(c)	31,199	23,475,694
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	15,386	11,255,581
4.00%, 04/15/29 (Call 02/15/29)(a)(c)	11,767	10,893,278
4.11%, 09/15/28 (Call 06/15/28)	4,567	4,339,757
4.15%, 11/15/30 (Call 08/15/30)	19,684	17,984,995
4.15%, 04/15/32 (Call 01/15/32)(a)(c)	12,054	10,771,149
4.30%, 11/15/32 (Call 08/15/32)(a)	19,395	17,517,343
4.75%, 04/15/29 (Call 01/15/29)	2,425	2,378,884
4.93%, 05/15/37 (Call 02/15/37)(c)	46,559	41,456,567
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	8,732	7,576,480
2.00%, 08/12/31 (Call 05/12/31)(a)	12,579	10,382,841
2.45%, 11/15/29 (Call 08/15/29)	18,760	16,444,468
2.60%, 05/19/26 (Call 02/19/26)	6,312	6,052,418
2.80%, 08/12/41 (Call 02/12/41)(a)	8,985	6,651,797
3.05%, 08/12/51 (Call 02/12/51)	14,162	10,127,888
3.10%, 02/15/60 (Call 08/15/59)	10,209	6,979,740
3.15%, 05/11/27 (Call 02/11/27)(a)	11,338	10,920,517
3.20%, 08/12/61 (Call 02/12/61)(a)	7,314	5,131,743
3.25%, 11/15/49 (Call 05/15/49)	18,747	13,966,294
3.73%, 12/08/47 (Call 06/08/47)	21,291	17,387,896
3.75%, 03/25/27 (Call 01/25/27)(a)	9,829	9,692,169
3.75%, 08/05/27(a)	7,378	7,247,028
3.90%, 03/25/30 (Call 12/25/29)	12,963	12,467,369
4.00%, 08/05/29	7,363	7,163,056
4.00%, 12/15/32(a)	9,422	9,030,694
4.10%, 05/19/46 (Call 11/19/45)(a)	15,341	13,450,314
4.10%, 05/11/47 (Call 11/11/46)(a)	10,761	9,386,821
4.15%, 08/05/32(a)	8,094	7,827,117
4.60%, 03/25/40 (Call 09/25/39)	7,194	6,817,684
4.75%, 03/25/50 (Call 09/25/49)(a)	26,550	25,232,645
4.80%, 10/01/41(a)	6,921	6,682,112
4.90%, 07/29/45 (Call 01/29/45)(a)	7,634	7,449,210
4.90%, 08/05/52	17,376	16,925,350
4.95%, 03/25/60 (Call 09/25/59)(a)	10,069	9,666,259
5.05%, 08/05/62	10,608	10,265,185
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)(a)	8,703	6,775,473
4.10%, 03/15/29 (Call 12/15/28)(a)	4,949	4,919,383
4.65%, 07/15/32 (Call 04/15/32)(a)	8,968	9,117,442
4.95%, 07/15/52 (Call 01/15/52)	13,604	13,649,163
5.25%, 07/15/62 (Call 01/15/62)	7,016	7,156,567
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	11,633	9,757,353
2.88%, 06/15/50 (Call 12/15/49)	4,776	3,512,891
3.75%, 03/15/26 (Call 01/15/26)	12,111	12,063,766
4.00%, 03/15/29 (Call 12/15/28)(a)	8,270	8,122,156
4.88%, 03/15/49 (Call 09/15/48)(a)	8,510	8,643,161
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)(a)	8,219	7,147,961
2.95%, 04/15/31 (Call 01/15/31)(a)	9,338	7,668,468

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Microchip Technology Inc., 4.25%, 09/01/25 (Call 10/03/22)	$5,192	$5,143,896
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	11,096	8,635,965
4.19%, 02/15/27 (Call 12/15/26)(a)	14,593	14,229,757
4.66%, 02/15/30 (Call 11/15/29)	11,033	10,347,781
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	16,344	14,260,568
2.00%, 06/15/31 (Call 03/15/31)(a)	13,881	11,657,497
2.85%, 04/01/30 (Call 01/01/30)	17,222	15,562,541
3.20%, 09/16/26 (Call 06/16/26)(a)	11,234	11,057,132
3.50%, 04/01/40 (Call 10/01/39)	13,889	11,930,308
3.50%, 04/01/50 (Call 10/01/49)(a)	18,044	14,947,406
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)	10,824	8,699,287
2.65%, 02/15/32 (Call 11/15/31)(a)	9,468	7,640,077
3.25%, 05/11/41 (Call 11/11/40)(a)	12,985	9,427,245
3.40%, 05/01/30 (Call 02/01/30)	9,554	8,427,421
3.88%, 06/18/26 (Call 04/18/26)	11,008	10,645,552
4.30%, 06/18/29 (Call 03/18/29)	12,766	12,038,614
5.00%, 01/15/33 (Call 10/15/32)	9,563	9,218,777
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)	10,286	9,102,146
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)(a)	12,739	10,996,619
1.65%, 05/20/32 (Call 02/20/32)(a)	4,265	3,424,602
2.15%, 05/20/30 (Call 02/20/30)(a)	15,017	13,134,934
3.25%, 05/20/27 (Call 02/20/27)(a)	20,663	20,159,701
3.25%, 05/20/50 (Call 11/20/49)(a)	7,019	5,661,939
4.30%, 05/20/47 (Call 11/20/46)(a)	17,239	16,266,913
4.50%, 05/20/52 (Call 11/20/51)	12,559	12,123,023
4.65%, 05/20/35 (Call 11/20/34)(a)	9,486	9,583,681
4.80%, 05/20/45 (Call 11/20/44)(a)	14,963	15,008,411
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	11,325	9,653,141
2.25%, 09/04/29 (Call 06/04/29)	10,232	9,138,223
3.88%, 03/15/39 (Call 09/15/38)	6,941	6,478,692
4.15%, 05/15/48 (Call 11/15/47)(a)	16,275	15,541,587
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	3,666	3,201,690

		1,119,869,943

Software — 3.6%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	15,267	10,154,734
3.40%, 09/15/26 (Call 06/15/26)(a)	16,271	15,901,017
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	8,850	8,284,574
2.30%, 02/01/30 (Call 11/01/29)(a)	15,621	13,848,185
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	12,231	10,113,219
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)(a)	13,337	11,176,051
2.90%, 12/01/29 (Call 09/01/29)	4,805	4,222,635
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)(a)	9,852	9,645,016
3.30%, 03/01/30 (Call 12/01/29)	10,695	10,561,405
4.50%, 12/01/27 (Call 09/01/27)	11,097	11,110,597
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)(a)	12,669	11,287,666
1.65%, 03/01/28 (Call 01/01/28)(a)	11,720	10,023,087
2.25%, 03/01/31 (Call 12/01/30)(a)	13,501	10,964,801
3.10%, 03/01/41 (Call 09/01/40)	8,332	6,028,866
5.10%, 07/15/32 (Call 04/15/32)(a)	7,224	7,206,167

Security	Par (000)	Value

Software (continued)
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	$9,180	$8,257,836
2.65%, 06/01/30 (Call 03/01/30)(a)	13,977	11,912,256
3.20%, 07/01/26 (Call 05/01/26)(a)	22,244	21,182,857
3.50%, 07/01/29 (Call 04/01/29)	29,366	26,841,355
4.20%, 10/01/28 (Call 07/01/28)(a)	7,894	7,660,841
4.40%, 07/01/49 (Call 01/01/49)(a)	20,374	17,626,894
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	40,830	39,029,626
2.53%, 06/01/50 (Call 12/01/49)	74,424	53,993,831
2.68%, 06/01/60 (Call 12/01/59)	39,894	28,208,976
2.92%, 03/17/52 (Call 09/17/51)	67,775	52,980,443
3.04%, 03/17/62 (Call 09/17/61)	20,363	15,531,833
3.13%, 11/03/25 (Call 08/03/25)(a)	24,104	23,694,225
3.30%, 02/06/27 (Call 11/06/26)(a)	44,254	43,478,661
3.45%, 08/08/36 (Call 02/08/36)(a)	15,794	14,837,466
3.50%, 02/12/35 (Call 08/12/34)(a)	17,679	16,797,569
3.70%, 08/08/46 (Call 02/08/46)(a)	17,997	16,487,638
4.10%, 02/06/37 (Call 08/06/36)(a)	10,992	11,030,696
4.25%, 02/06/47 (Call 08/06/46)(a)	12,473	12,359,736
4.45%, 11/03/45 (Call 05/03/45)(a)	7,536	7,670,660
4.50%, 02/06/57 (Call 08/06/56)(a)	6,704	6,868,886
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	25,066	22,502,804
2.30%, 03/25/28 (Call 01/25/28)(a)	20,521	17,855,560
2.65%, 07/15/26 (Call 04/15/26)(a)	28,226	26,045,101
2.80%, 04/01/27 (Call 02/01/27)(a)	21,170	19,346,293
2.88%, 03/25/31 (Call 12/25/30)(a)	32,789	27,161,834
2.95%, 04/01/30 (Call 01/01/30)(a)	32,750	27,991,271
3.25%, 11/15/27 (Call 08/15/27)(a)	25,739	23,775,310
3.60%, 04/01/40 (Call 10/01/39)	35,062	25,488,559
3.60%, 04/01/50 (Call 10/01/49)	49,809	33,774,910
3.65%, 03/25/41 (Call 09/25/40)	26,690	19,575,217
3.80%, 11/15/37 (Call 05/15/37)	22,815	17,740,148
3.85%, 07/15/36 (Call 01/15/36)(a)	12,363	9,869,211
3.85%, 04/01/60 (Call 10/01/59)	34,808	23,079,089
3.90%, 05/15/35 (Call 11/15/34)(a)	11,417	9,337,456
3.95%, 03/25/51 (Call 09/25/50)	32,083	22,969,760
4.00%, 07/15/46 (Call 01/15/46)	34,421	25,185,171
4.00%, 11/15/47 (Call 05/15/47)(a)	25,782	18,668,450
4.10%, 03/25/61 (Call 09/25/60)	16,389	11,401,088
4.13%, 05/15/45 (Call 11/15/44)(a)	24,976	18,670,284
4.30%, 07/08/34 (Call 01/08/34)	18,486	16,095,871
4.38%, 05/15/55 (Call 11/15/54)(a)	12,823	9,568,496
4.50%, 07/08/44 (Call 01/08/44)(a)	9,352	7,424,471
5.38%, 07/15/40	20,555	18,401,305
6.13%, 07/08/39	14,053	13,819,379
6.50%, 04/15/38	13,141	13,331,999
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	8,923	6,993,618
4.20%, 09/15/28 (Call 06/15/28)(a)	10,788	10,529,296
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	10,827	9,490,652
1.95%, 07/15/31 (Call 04/15/31)(a)	17,892	15,057,880
2.70%, 07/15/41 (Call 01/15/41)(a)	12,066	9,187,505
2.90%, 07/15/51 (Call 01/15/51)(a)	23,810	17,578,316
3.05%, 07/15/61 (Call 01/15/61)(a)	14,244	10,283,671
3.70%, 04/11/28 (Call 01/11/28)(a)	18,047	17,886,232
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)(a)	15,814	13,943,024

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
1.80%, 08/15/28 (Call 06/15/28)(a)	$12,451	$10,358,094
2.20%, 08/15/31 (Call 05/15/31)(a)	14,914	11,628,837
3.90%, 08/21/27 (Call 05/21/27)	13,713	13,089,408
4.70%, 05/15/30 (Call 02/15/30)	11,118	10,549,344
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)(a)	10,495	10,009,242
3.70%, 04/01/29 (Call 02/01/29)	8,130	7,631,707
3.80%, 04/01/32 (Call 01/01/32)(a)	11,468	10,497,641

		1,250,773,809

Telecommunications — 6.9%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	23,535	20,248,460
1.70%, 03/25/26 (Call 03/25/23)(a)	32,817	29,973,827
2.25%, 02/01/32 (Call 11/01/31)	25,377	20,479,706
2.30%, 06/01/27 (Call 04/01/27)(a)	25,618	23,289,729
2.55%, 12/01/33 (Call 09/01/33)	40,290	32,136,448
2.75%, 06/01/31 (Call 03/01/31)(a)	27,224	23,330,747
3.30%, 02/01/52 (Call 08/01/51)	9,466	6,827,051
3.50%, 06/01/41 (Call 12/01/40)(a)	26,783	21,081,371
3.50%, 09/15/53 (Call 03/15/53)(a)	78,735	57,984,658
3.55%, 09/15/55 (Call 03/15/55)	78,514	57,381,242
3.65%, 06/01/51 (Call 12/01/50)(a)	33,428	25,614,061
3.65%, 09/15/59 (Call 03/15/59)	68,507	49,550,586
3.80%, 02/15/27 (Call 11/15/26)	9,509	9,329,859
3.80%, 12/01/57 (Call 06/01/57)	63,172	47,512,824
3.85%, 06/01/60 (Call 12/01/59)(a)	14,854	11,257,974
4.10%, 02/15/28 (Call 11/15/27)	20,915	20,386,541
4.25%, 03/01/27 (Call 12/01/26)(a)	17,348	17,202,256
4.30%, 02/15/30 (Call 11/15/29)	33,991	32,644,324
4.30%, 12/15/42 (Call 06/15/42)(a)	15,360	13,308,555
4.35%, 03/01/29 (Call 12/01/28)(a)	32,841	32,010,963
4.35%, 06/15/45 (Call 12/15/44)(a)	13,965	12,033,400
4.50%, 05/15/35 (Call 11/15/34)(a)	28,617	26,810,223
4.50%, 03/09/48 (Call 09/09/47)	18,060	15,796,333
4.55%, 03/09/49 (Call 09/09/48)(a)	11,468	10,149,506
4.75%, 05/15/46 (Call 11/15/45)(a)	18,987	17,499,433
4.85%, 03/01/39 (Call 09/01/38)	13,164	12,380,347
5.25%, 03/01/37 (Call 09/01/36)(a)	10,768	10,743,949
5.65%, 02/15/47 (Call 08/15/46)	8,401	8,683,658
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	9,712	7,662,253
4.46%, 04/01/48 (Call 10/01/47)(a)	11,271	10,195,466
British Telecommunications PLC, 9.63%, 12/15/30	33,669	41,420,924
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	13,759	13,211,942
2.95%, 02/28/26(a)	8,256	8,082,484
5.50%, 01/15/40	22,512	24,388,731
5.90%, 02/15/39	21,451	24,243,661
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	7,967	6,615,588
5.45%, 11/15/79 (Call 05/19/79)(a)	10,567	9,718,168
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	41,408	50,927,062
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)(a)	10,150	8,054,783
2.75%, 05/24/31 (Call 02/24/31)	9,506	7,742,655
4.60%, 05/23/29 (Call 02/23/29)(a)	7,359	7,096,310
Orange SA
5.38%, 01/13/42(a)	12,121	12,508,596
5.50%, 02/06/44 (Call 08/06/43)(a)	7,470	7,821,164

Security	Par (000)	Value

Telecommunications (continued)
9.00%, 03/01/31(a)	$28,762	$36,721,067
Rogers Communications Inc.
3.20%, 03/15/27 (Call 02/15/27)(a)(c)	13,430	12,782,748
3.70%, 11/15/49 (Call 05/15/49)(a)	10,241	7,811,978
3.80%, 03/15/32 (Call 12/15/31)(a)(c)	22,137	20,196,502
4.30%, 02/15/48 (Call 08/15/47)	9,011	7,481,535
4.35%, 05/01/49 (Call 11/01/48)(a)	13,219	11,065,733
4.50%, 03/15/42 (Call 09/15/41)(a)(c)	10,259	9,042,390
4.55%, 03/15/52 (Call 09/15/51)(a)(c)	25,356	22,313,389
5.00%, 03/15/44 (Call 09/15/43)	12,282	11,185,856
Telefonica Emisiones SA
4.10%, 03/08/27(a)	16,116	15,632,826
4.67%, 03/06/38(a)	7,837	6,801,030
4.90%, 03/06/48(a)	14,983	12,409,963
5.21%, 03/08/47(a)	26,340	22,760,481
5.52%, 03/01/49 (Call 09/01/48)(a)	14,894	13,366,148
7.05%, 06/20/36(a)	20,225	22,136,647
Telefonica Europe BV, 8.25%, 09/15/30(a)	14,583	16,953,548
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	13,427	11,918,169
4.60%, 11/16/48 (Call 05/16/48)	8,278	7,696,083
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	13,415	12,086,975
2.05%, 02/15/28 (Call 12/15/27)	19,564	17,000,834
2.25%, 02/15/26 (Call 02/15/23)	8,439	7,757,213
2.25%, 11/15/31 (Call 08/15/31)	10,960	8,797,658
2.55%, 02/15/31 (Call 11/15/30)	26,580	22,103,931
2.63%, 04/15/26 (Call 04/15/23)	15,152	14,041,586
2.63%, 02/15/29 (Call 02/15/24)	17,196	14,749,869
2.70%, 03/15/32 (Call 12/15/31)	11,264	9,384,007
2.88%, 02/15/31 (Call 02/15/26)	15,674	13,247,665
3.00%, 02/15/41 (Call 08/15/40)(a)	28,536	20,796,808
3.30%, 02/15/51 (Call 08/15/50)	33,286	23,764,277
3.38%, 04/15/29 (Call 04/15/24)(a)	22,965	20,571,128
3.40%, 10/15/52 (Call 04/15/52)	28,770	20,744,971
3.50%, 04/15/31 (Call 04/15/26)	26,749	23,646,169
3.60%, 11/15/60 (Call 05/15/60)	17,247	12,364,402
3.75%, 04/15/27 (Call 02/15/27)	43,423	41,627,585
3.88%, 04/15/30 (Call 01/15/30)	72,158	66,617,362
4.38%, 04/15/40 (Call 10/15/39)(a)	22,130	19,528,906
4.50%, 04/15/50 (Call 10/15/49)(a)	30,422	26,455,759
4.75%, 02/01/28 (Call 02/01/23)(a)	19,916	19,408,142
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	12,350	11,130,604
1.45%, 03/20/26 (Call 02/20/26)(a)	17,536	15,994,917
1.50%, 09/18/30 (Call 06/18/30)(a)	10,281	8,192,963
1.68%, 10/30/30 (Call 07/30/30)(a)	14,677	11,668,101
1.75%, 01/20/31 (Call 10/20/30)(a)	22,291	17,702,449
2.10%, 03/22/28 (Call 01/22/28)(a)	28,898	25,547,234
2.36%, 03/15/32 (Call 12/15/31)	48,391	39,690,956
2.55%, 03/21/31 (Call 12/21/30)(a)	45,999	38,862,062
2.63%, 08/15/26	17,029	16,048,087
2.65%, 11/20/40 (Call 05/20/40)	32,918	23,685,749
2.85%, 09/03/41 (Call 03/03/41)	13,014	9,632,608
2.88%, 11/20/50 (Call 05/20/50)	32,313	22,213,937
2.99%, 10/30/56 (Call 04/30/56)	39,446	26,499,365
3.00%, 03/22/27 (Call 01/22/27)(a)	8,971	8,490,287
3.00%, 11/20/60 (Call 05/20/60)	21,610	14,327,534
3.15%, 03/22/30 (Call 12/22/29)(a)	13,804	12,356,693
3.40%, 03/22/41 (Call 09/22/40)	38,612	31,068,995

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.55%, 03/22/51 (Call 09/22/50)(a)	$48,219	$37,736,614
3.70%, 03/22/61 (Call 09/22/60)(a)	37,179	28,573,214
3.88%, 02/08/29 (Call 11/08/28)	10,414	10,027,296
3.88%, 03/01/52 (Call 09/01/51)(a)	12,339	10,233,468
4.00%, 03/22/50 (Call 09/22/49)(a)	12,759	10,743,132
4.02%, 12/03/29 (Call 09/03/29)(a)	41,839	40,147,169
4.13%, 03/16/27(a)	32,501	32,273,798
4.13%, 08/15/46(a)	13,046	11,371,876
4.27%, 01/15/36	17,211	15,876,118
4.33%, 09/21/28	43,988	43,397,329
4.40%, 11/01/34 (Call 05/01/34)(a)	20,957	19,884,027
4.50%, 08/10/33(a)	23,607	22,730,989
4.52%, 09/15/48(a)	9,323	8,637,976
4.81%, 03/15/39	13,450	13,067,404
4.86%, 08/21/46	25,703	24,969,089
5.01%, 08/21/54(a)	9,144	9,130,598
5.25%, 03/16/37(a)	11,833	11,976,153
6.55%, 09/15/43	5,710	6,785,776
Vodafone Group PLC
4.25%, 09/17/50(a)	16,831	13,779,235
4.38%, 05/30/28	28,500	28,148,239
4.38%, 02/19/43	16,896	14,503,395
4.88%, 06/19/49	19,471	17,311,298
5.00%, 05/30/38(a)	10,118	9,600,099
5.25%, 05/30/48	29,421	27,495,984
6.15%, 02/27/37	17,697	18,528,957

		2,408,350,932

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	13,497	12,420,668

Transportation — 1.8%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)(a)	9,965	7,995,996
3.55%, 02/15/50 (Call 08/15/49)	7,190	6,021,552
3.90%, 08/01/46 (Call 02/01/46)(a)	9,418	8,372,115
4.05%, 06/15/48 (Call 12/15/47)	8,989	8,169,943
4.13%, 06/15/47 (Call 12/15/46)	8,186	7,545,604
4.15%, 04/01/45 (Call 10/01/44)	9,171	8,322,724
4.15%, 12/15/48 (Call 06/15/48)(a)	9,873	9,101,559
4.45%, 03/15/43 (Call 09/15/42)	10,519	10,054,487
4.45%, 01/15/53 (Call 07/15/52)(a)	12,769	12,281,363
4.55%, 09/01/44 (Call 03/01/44)	6,747	6,459,185
4.90%, 04/01/44 (Call 10/01/43)	10,933	10,965,225
5.75%, 05/01/40 (Call 11/01/39)(a)	6,284	6,908,660
Canadian National Railway Co., 3.85%, 08/05/32	372	360,153
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)(a)	10,818	9,825,538
2.45%, 12/02/31 (Call 09/02/31)(a)	17,654	15,080,230
3.00%, 12/02/41 (Call 06/02/41)(a)	10,771	8,465,344
3.10%, 12/02/51 (Call 06/02/51)	20,943	15,393,773
6.13%, 09/15/2115 (Call 03/15/2115)(a)	7,444	7,831,838
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)(a)	10,700	10,304,965
3.80%, 03/01/28 (Call 12/01/27)(a)	10,479	10,258,708
3.80%, 11/01/46 (Call 05/01/46)	10,937	9,285,467
4.10%, 11/15/32 (Call 08/15/32)	9,662	9,313,966
4.10%, 03/15/44 (Call 09/15/43)(a)	5,772	5,093,597
4.25%, 03/15/29 (Call 12/15/28)(a)	11,424	11,313,587
4.30%, 03/01/48 (Call 09/01/47)(a)	11,695	10,619,727
4.50%, 11/15/52 (Call 05/15/52)(a)	8,542	7,951,141

Security	Par/ Shares (000)	Value

Transportation (continued)
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	$8,789	$7,405,847
3.10%, 08/05/29 (Call 05/05/29)(a)	9,319	8,506,037
3.25%, 04/01/26 (Call 01/01/26)(a)	2,902	2,827,815
3.25%, 05/15/41 (Call 11/15/40)(a)	8,362	6,520,217
4.05%, 02/15/48 (Call 08/15/47)(a)	10,372	8,717,275
4.25%, 05/15/30 (Call 02/15/30)(a)	8,387	8,165,867
4.40%, 01/15/47 (Call 07/15/46)(a)	7,614	6,664,632
4.55%, 04/01/46 (Call 10/01/45)(a)	14,729	13,142,685
4.75%, 11/15/45 (Call 05/15/45)(a)	13,813	12,738,607
4.95%, 10/17/48 (Call 04/17/48)(a)	8,848	8,417,303
5.10%, 01/15/44	9,118	8,755,975
5.25%, 05/15/50 (Call 11/15/49)(a)	13,152	13,017,154
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	6,614	4,878,207
3.16%, 05/15/55 (Call 11/15/54)	8,996	6,513,494
4.55%, 06/01/53 (Call 12/01/52)(a)	9,100	8,552,764
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	9,999	8,660,251
2.40%, 02/05/30 (Call 11/05/29)(a)	9,578	8,445,400
2.80%, 02/14/32 (Call 12/15/31)(a)	10,176	9,045,367
2.95%, 03/10/52 (Call 09/10/51)	9,248	6,818,655
2.97%, 09/16/62 (Call 03/16/62)	8,897	6,137,642
3.20%, 05/20/41 (Call 11/20/40)(a)	8,519	7,002,095
3.25%, 02/05/50 (Call 08/05/49)	19,006	15,001,320
3.50%, 02/14/53 (Call 08/14/52)	16,495	13,371,698
3.70%, 03/01/29 (Call 12/01/28)(a)	9,610	9,366,138
3.75%, 02/05/70 (Call 08/05/69)	8,971	7,171,783
3.80%, 10/01/51 (Call 04/01/51)	9,298	7,983,408
3.80%, 04/06/71 (Call 10/06/70)(a)	12,259	9,820,843
3.84%, 03/20/60 (Call 09/20/59)(a)	19,799	16,578,293
3.95%, 09/10/28 (Call 06/10/28)	11,697	11,525,555
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(a)	10,311	9,996,297
3.40%, 03/15/29 (Call 12/15/28)(a)	9,480	9,156,168
3.75%, 11/15/47 (Call 05/15/47)(a)	10,981	9,802,913
4.25%, 03/15/49 (Call 09/15/48)	9,774	9,391,497
4.45%, 04/01/30 (Call 01/01/30)(a)	9,729	9,960,143
5.30%, 04/01/50 (Call 10/01/49)(a)	15,705	17,506,277
6.20%, 01/15/38	14,236	16,664,996
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(a)	18,155	16,458,078
1.50%, 09/22/28 (Call 07/22/28)(a)	14,998	13,127,295
1.80%, 09/22/31 (Call 06/22/31)(a)	23,747	19,977,180

		627,089,618

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	5,736	4,869,590
4.45%, 06/01/32 (Call 03/01/32)(a)	8,674	8,610,379
6.59%, 10/15/37	8,239	9,450,790

		22,930,759

Total Long-Term Investments — 98.0% (Cost: $40,181,403,892)		34,065,802,616

Short-Term Securities

Money Market Funds — 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.42%(d)(e)(f)	2,530,864	2,531,622,939

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(d)(e)	284,664	$284,664,000

Total Short-Term Securities — 8.1% (Cost: $2,815,152,744)		2,816,286,939

Total Investments in Securities — 106.1% (Cost: $42,996,556,636)		36,882,089,555

Liabilities in Excess of Other Assets — (6.1)%		(2,130,888,241)

Net Assets — 100.0%		$34,751,201,314

(a)	All or a portion of this security is on loan.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,598,451,695	$—		$(67,005,986	)(a)	$(525,305)	$702,535	$2,531,622,939	2,530,864	$2,545,428	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	203,784,000	80,880,000	(a)	—		—	—	284,664,000	284,664	1,476,614		—

						$(525,305)	$702,535	$2,816,286,939		$4,022,042		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$34,065,802,616	$—	$34,065,802,616
Money Market Funds	2,816,286,939	—	—	2,816,286,939

	$2,816,286,939	$34,065,802,616	$—	$36,882,089,555

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Statements of Assets and Liabilities (unaudited)

August 31, 2022

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$12,355,010,674	$34,065,802,616
Investments, at value — affiliated(c)	3,193,847,432	2,816,286,939
Cash	6,482,160	6,818
Foreign currency, at value(d)	11,821	—
Receivables:
Investments sold	8,845,235	163,367,683
Securities lending income — affiliated	1,342,716	545,420
Capital shares sold	1,780,123	3,313,359
Dividends — affiliated	278,124	492,797
Interest — unaffiliated	202,279,862	385,532,371

Total assets	15,769,878,147	37,435,348,003

LIABILITIES
Collateral on securities loaned, at value	3,052,619,190	2,530,816,282
Payables:
Investments purchased	16,236,754	123,453,046
Capital shares redeemed	6,961,470	25,594,268
Investment advisory fees	6,113,666	4,283,093

Total liabilities	3,081,931,080	2,684,146,689

NET ASSETS	$12,687,947,067	$34,751,201,314

NET ASSETS CONSIST OF
Paid-in capital	$16,593,343,169	$41,863,799,349
Accumulated loss	(3,905,396,102)	(7,112,598,035)

NET ASSETS	$12,687,947,067	$34,751,201,314

NET ASSET VALUE
Shares outstanding	169,600,000	317,300,000

Net asset value	$74.81	$109.52

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$14,319,201,668	$40,181,404,201
(b) Securities loaned, at value	$2,910,747,197	$2,425,692,584
(c) Investments, at cost — affiliated	$3,192,576,741	$2,815,152,435
(d) Foreign currency, at cost	$12,193	$—

See notes to financial statements.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2022

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$635,722	$1,476,614
Interest — unaffiliated	349,260,039	510,783,032
Securities lending income — affiliated — net	6,513,258	2,545,428
Other income — unaffiliated	524,722	14,397

Total investment income	356,933,741	514,819,471

EXPENSES
Investment advisory fees	35,436,531	23,608,657

Total expenses	35,436,531	23,608,657

Net investment income	321,497,210	491,210,814

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(48,839,683)	(419,056,338)
Investments — affiliated	(687,900)	(525,305)
In-kind redemptions — unaffiliated(a)	(319,606,334)	(575,910,538)
Foreign currency transactions	(62)	—

	(369,133,979)	(995,492,181)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,093,921,689)	(3,393,551,252)
Investments — affiliated	1,065,130	702,535
Foreign currency translations	(372)	—

	(1,092,856,931)	(3,392,848,717)

Net realized and unrealized loss	(1,461,990,910)	(4,388,340,898)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,140,493,700)	$(3,897,130,084)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$321,497,210	$708,867,844	$491,210,814	$878,555,782
Net realized gain (loss)	(369,133,979)	225,744,405	(995,492,181)	667,781,490
Net change in unrealized appreciation (depreciation)	(1,092,856,931)	(877,637,459)	(3,392,848,717)	(2,920,354,039)

Net increase (decrease) in net assets resulting from operations	(1,140,493,700)	56,974,790	(3,897,130,084)	(1,374,016,767)

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(348,457,014)	(814,300,808)	(472,859,788)	(915,064,580)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(2,492,875,865)	(5,046,604,584)	3,298,759,380	(8,095,864,525)

NET ASSETS

Total decrease in net assets	(3,981,826,579)	(5,803,930,602)	(1,071,230,492)	(10,384,945,872)
Beginning of period	16,669,773,646	22,473,704,248	35,822,431,806	46,207,377,678

End of period	$12,687,947,067	$16,669,773,646	$34,751,201,314	$35,822,431,806

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$83.47		$86.84	$85.71	$85.71	$86.13	$88.08

Net investment income(a)	1.75		3.06	3.84	4.19	4.46	4.42
Net realized and unrealized gain (loss)(b)		(8.52)	(2.95)	1.50	0.18	(0.36)	(1.92)

Net increase (decrease) from investment operations		(6.77)	0.11	5.34	4.37	4.10	2.50

Distributions from net investment income(c)		(1.89)	(3.48)	(4.21)	(4.37)	(4.52)	(4.45)

Net asset value, end of period	$74.81		$83.47	$86.84	$85.71	$85.71	$86.13

Total Return(d)
Based on net asset value	(8.20	)%(e)	0.11%	6.56%	5.14%	4.95%	2.87%

Ratios to Average Net Assets(f)
Total expenses	0.49	%(g)	0.48%	0.48%	0.49%	0.49%	0.49%

Net investment income	4.45	%(g)	3.52%	4.59%	4.83%	5.25%	5.05%

Supplemental Data
Net assets, end of period (000)	$12,687,947		$16,669,774	$22,473,704	$13,456,300	$15,341,864	$15,271,455

Portfolio turnover rate(h)	6	%(e)	19%	20%	20%	14%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$124.51		$132.40	$132.27	$115.89	$117.11	$118.42

Net investment income(a)	1.68		2.92	3.55	4.17	4.15	3.86
Net realized and unrealized gain (loss)(b)		(15.06)	(7.79)	0.18	16.40	(1.20)	(1.39)

Net increase (decrease) from investment operations		(13.38)	(4.87)	3.73	20.57	2.95	2.47

Distributions from net investment income(c)		(1.61)	(3.02)	(3.60)	(4.19)	(4.17)	(3.78)

Net asset value, end of period	$109.52		$124.51	$132.40	$132.27	$115.89	$117.11

Total Return(d)
Based on net asset value	(10.81	)%(e)	(3.76)%	2.83%	18.03%	2.64%	2.06%

Ratios to Average Net Assets(f)
Total expenses	0.14	%(g)	0.14%	0.14%	0.14%	0.15%	0.15%

Net investment income	2.92	%(g)	2.21%	2.66%	3.35%	3.62%	3.22%

Supplemental Data
Net assets, end of period (000)	$34,751,201		$35,822,432	$46,207,378	$33,106,758	$32,519,973	$32,662,280

Portfolio turnover rate(h)	10	%(e)	14%	14%	13%	10%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$164,280,502	$(164,280,502)	$—		$—
Barclays Capital, Inc.	112,992,845	(112,992,845)	—		—
BMO Capital Markets Corp.	47,597,661	(47,597,661)	—		—
BNP Paribas SA	453,235,855	(453,235,855)	—		—
BofA Securities, Inc.	117,232,310	(117,232,310)	—		—
Citadel Clearing LLC	30,618,809	(30,618,809)	—		—
Citigroup Global Markets, Inc.	50,857,440	(50,857,440)	—		—
Credit Suisse Securities (USA) LLC	35,700,605	(35,700,605)	—		—
Deutsche Bank Securities, Inc.	87,740,069	(87,740,069)	—		—
Goldman Sachs & Co. LLC	663,753,945	(663,753,945)	—		—
HSBC Securities (USA), Inc.	16,668,775	(16,668,775)	—		—
J.P. Morgan Securities LLC	701,343,398	(701,343,398)	—		—
Jefferies LLC	29,404,273	(29,404,273)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	9,871,588	(9,871,588)	—		—
Morgan Stanley	77,138,312	(77,138,312)	—		—
Nomura Securities International, Inc.	38,732,763	(38,732,763)	—		—
Pershing LLC	309,383	(309,383)	—		—
RBC Capital Markets LLC	151,307,041	(151,307,041)	—		—
Scotia Capital (USA), Inc.	23,851,390	(23,851,390)	—		—
State Street Bank & Trust Co.	48,319,823	(48,319,823)	—		—
Toronto-Dominion Bank	14,877,817	(14,877,817)	—		—
UBS AG	493,500	(493,500)	—		—
Wells Fargo Securities LLC	34,419,093	(34,419,093)	—		—

	$2,910,747,197	$(2,910,747,197)	$—		$—

iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$219,931,759	$(219,931,759)	$—		$—
Barclays Capital, Inc.	78,855,357	(78,855,357)	—		—
BMO Capital Markets Corp.	38,548,051	(38,548,051)	—		—
BNP Paribas SA	501,326,619	(501,326,619)	—		—
BofA Securities, Inc.	246,814,839	(246,814,839)	—		—
Citadel Clearing LLC	13,869,255	(13,869,255)	—		—
Citigroup Global Markets, Inc.	117,869,270	(117,869,270)	—		—
Credit Suisse Securities (USA) LLC	22,928,639	(22,928,639)	—		—
Deutsche Bank Securities, Inc.	94,340,626	(94,340,626)	—		—
Goldman Sachs & Co. LLC	175,087,334	(175,087,334)	—		—
HSBC Securities (USA), Inc.	77,669,006	(77,669,006)	—		—
J.P. Morgan Securities LLC	220,730,038	(220,730,038)	—		—
Jefferies LLC	8,668,919	(8,668,919)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	39,254,749	(39,254,749)	—		—
Morgan Stanley	152,916,539	(152,916,539)	—		—
Nomura Securities International, Inc.	19,459,404	(19,459,404)	—		—
Pershing LLC	4,839,767	(4,839,767)	—		—
RBC Capital Markets LLC	291,464,617	(291,464,617)	—		—
Scotia Capital (USA), Inc.	12,605,416	(12,605,416)	—		—
State Street Bank & Trust Co.	17,881,636	(17,881,636)	—		—
Toronto-Dominion Bank	26,581,281	(26,581,281)	—		—
UBS AG	2,348,180	(2,348,180)	—		—
Wells Fargo Bank N.A.	2,048,676	(2,048,676)	—		—
Wells Fargo Securities LLC	39,652,607	(39,652,607)	—		—

	$2,425,692,584	$(2,425,692,584)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.4750
Over $33 billion, up to and including $47 billion	0.4513
Over $47 billion	0.4287

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.1425
Over $181 billion, up to and including $231 billion	0.1354
Over $231 billion, up to and including $281 billion	0.1287
Over $281 billion	0.1222

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$2,099,149
iBoxx $ Investment Grade Corporate Bond	999,602

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

iBoxx $ High Yield Corporate Bond	$9,303,141	$220,224,177	$(19,886,413)

iBoxx $ Investment Grade Corporate Bond	353,572,234	160,340,693	(13,272,149)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

iBoxx $ High Yield Corporate Bond	$860,849,681	$827,645,356

iBoxx $ Investment Grade Corporate Bond	3,334,279,167	3,226,522,529

For the six months ended August 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

iBoxx $ High Yield Corporate Bond	$19,431,644,721	$21,922,764,714
iBoxx $ Investment Grade Corporate Bond	22,556,084,137	19,186,454,420

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

iBoxx $ High Yield Corporate Bond	$1,538,239,704
iBoxx $ Investment Grade Corporate Bond	81,641,410

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

As of August 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBoxx $ High Yield Corporate Bond	$17,588,216,405	$ 75,817,343	$(2,115,175,642)	$(2,039,358,299)
iBoxx $ Investment Grade Corporate Bond	43,012,059,384	12,457,653	(6,142,427,482)	(6,129,969,829)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

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Notes to Financial Statements (unaudited) (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/22		Year Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

iBoxx $ High Yield Corporate Bond

Shares sold	255,200,000	$19,816,782,790	368,200,000	$31,872,052,303
Shares redeemed	(285,300,000)	(22,309,658,655)	(427,300,000)	(36,918,656,887)

	(30,100,000)	$(2,492,875,865)	(59,100,000)	$(5,046,604,584)

iBoxx $ Investment Grade Corporate Bond

Shares sold	201,300,000	$23,000,233,080	337,600,000	$44,475,136,382
Shares redeemed	(171,700,000)	(19,701,473,700)	(398,900,000)	(52,571,000,907)

	29,600,000	$3,298,759,380	(61,300,000)	$(8,095,864,525)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Board Review and Approval of Investment Advisory Contract

iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the

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Board Review and Approval of Investment Advisory Contract  (continued)

Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	67

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

iBoxx $ Investment Grade Corporate Bond(a)	$1.605591	$—	$0.004980	$1.610571	100%	—%	0	%(b)	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	69

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

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Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-204-0822

AUGUST 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca

•	iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we are likely to see a period of slowing growth paired with relatively high inflation.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(8.84)%	(11.23)%

U.S. small cap equities (Russell 2000® Index)	(9.31)	(17.88)

International equities (MSCI Europe, Australasia, Far East Index)	(13.97)	(19.80)

Emerging market equities (MSCI Emerging Markets Index)	(13.30)	(21.80)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.36	0.39

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(9.71)	(13.27)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(7.76)	(11.52)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(5.72)	(8.63)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.78)	(10.61)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2022	iShares® Core 5-10 Year USD Bond ETF

Investment Objective

The iShares Core 5-10 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining effective maturities between five and ten years, as represented by the Bloomberg U.S. Universal 5-10 Year Index (the “Index”) (formerly the Bloomberg Barclays U.S. Universal 5-10 Year Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(7.67)%	(11.46)%	0.41%	0.68%	(11.46)%	2.05%	4.03%
Fund Market	(7.57)	(11.44)	0.39	0.69	(11.44)	1.98	4.10
Index	(7.84)	(11.58)	0.50	0.75	(11.58)	2.54	4.47

The inception date of the Fund was November 1, 2016. The first day of secondary market trading was November 3, 2016.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 923.30	$ 0.24		$ 1,000.00	$ 1,025.00	$ 0.26		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	44.1%
Aa	16.9
A	12.0
Baa	10.6
Ba	5.1
B	2.7
Caa	0.7
Not Rated	7.9

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

U.S. Government & Agency Obligations	71.7%
Corporate Bonds & Notes	23.7
Foreign Government Obligations	3.4
Collaterized Mortgage Obligations	1.3
Municipal Debt Obligations	0.1
TBA Sales Commitments	(0.2)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2022	iShares® Core 10+ Year USD Bond ETF

Investment Objective

The iShares Core 10+ Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Bloomberg U.S. Universal 10+ Year Index (the “Index”) (formerly the Bloomberg Barclays U.S. Universal 10+ Year Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(16.13)%	(22.91)%	0.37%	2.16%	(22.91)%	1.89%	23.81%
Fund Market	(16.37)	(23.19)	0.31	2.07	(23.19)	1.55	22.78
Index	(16.17)	(22.91)	0.40	2.25	(22.91)	2.02	24.88

Index performance through October 22, 2012 reflects the performance of the ICE BofA 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg U.S. Universal 10+ Year Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 838.70	$ 0.28		$ 1,000.00	$ 1,024.90	$ 0.31		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	41.3%
Aa	6.6
A	19.9
Baa	26.4
Ba	2.7
B	1.3
Caa	0.1
Ca	0.3
Not Rated	1.4

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

Corporate Bonds & Notes	50.8%
U.S. Government & Agency Obligations	38.9
Foreign Government Obligations	7.7
Municipal Debt Obligations	2.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.3%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51 (Call 07/15/28)(a)	$200	$196,288
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	50	48,684
Citigroup Commercial Mortgage Trust
Series 2018-C6, Class A4, 4.41%, 11/10/51 (Call 11/10/28)	100	99,218
Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 11/10/29)	340	309,119
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 06/15/29)	110	102,293
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	125	121,678
Wells Fargo Commercial Mortgage Trust
4.01%, 03/15/51 (Call 03/15/28)(a)	250	243,717
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	30	26,012

		1,147,009

Total Collaterized Mortgage Obligations — 1.3% (Cost: $1,274,181)		1,147,009

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(b)(c)	6	5,160
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(b)	8	6,433
7.75%, 04/15/28 (Call 04/15/24)(b)(c)	7	5,699
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	10	9,726
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	5	4,178
3.75%, 02/15/28 (Call 02/15/23)(c)	4	3,591
4.00%, 02/15/30 (Call 02/15/25)	3	2,632
4.88%, 01/15/29 (Call 01/15/24)(c)	3	2,801
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(b)	3	2,118
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	3	2,522
4.63%, 03/15/30 (Call 03/15/25)(b)	5	4,174
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)	8	6,928
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	8	6,993

		62,955

Aerospace & Defense — 0.3%
Boeing Co. (The), 5.15%, 05/01/30 (Call 02/01/30)	50	49,196
Bombardier Inc., 6.00%, 02/15/28 (Call 02/15/24)(b)	6	5,327
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)(c)	30	28,955
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	5	4,226
6.75%, 01/15/28	2	2,066
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	10	8,842
4.40%, 06/15/28 (Call 03/15/28)	20	19,673
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	10	9,496
Raytheon Technologies Corp., 4.13%, 11/16/28 (Call 08/16/28)	50	48,815
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(b)	8	7,239
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	5	3,977
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	25	20,799
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	10	8,468
4.88%, 05/01/29 (Call 05/01/24)	5	4,275

Security	Par (000)	Value

Aerospace & Defense (continued)
5.50%, 11/15/27 (Call 11/15/22)	$19	$17,097

		238,451

Agriculture — 0.2%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	25	18,891
4.80%, 02/14/29 (Call 11/14/28)	10	9,682
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	10	8,406
3.46%, 09/06/29 (Call 06/06/29)	20	17,242
4.74%, 03/16/32 (Call 12/16/31)	10	9,000
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)	25	23,666
Cargill Inc.
3.25%, 05/23/29 (Call 02/23/29)(b)	15	14,060
4.00%, 06/22/32 (Call 03/22/32)(b)	25	24,192
Darling Ingredients Inc., 6.00%, 06/15/30 (Call 06/15/25)(b)	10	10,010
Philip Morris International Inc., 3.38%, 08/15/29 (Call 05/15/29)	15	13,533
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(b)	7	6,069

		154,751

Airlines — 0.2%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	22	19,873
American Airlines Pass Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29	3	3,312
Series 2017-2, Class AA, 3.35%, 04/15/31	12	10,492
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)(c)	5	4,087
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	25	23,922
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	10	9,433
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/28)(b)	15	13,166
United Airlines Pass Through Trust
Series 2016-2, Class AA, 2.88%, 04/07/30	4	3,365
Series 2020-1, Class A, 5.88%, 04/15/29	49	48,761

		136,411

Apparel — 0.0%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)(c)	3	2,356
4.25%, 03/15/29 (Call 03/15/24)(b)	3	2,461
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)	5	4,205
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)(c) .	5	4,088

		13,110

Auto Manufacturers — 0.5%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	7	5,656
4.75%, 10/01/27 (Call 10/01/22)(b)	3	2,790
5.88%, 06/01/29 (Call 06/01/24)(b)(c)	4	3,785
American Honda Finance Corp., 3.50%, 02/15/28	16	15,403
BMW U.S. Capital LLC
3.70%, 04/01/32 (Call 01/01/32)(b)(c)	10	9,336
3.75%, 04/12/28 (Call 01/12/28)(b)	25	24,068
4.15%, 04/09/30 (Call 01/09/30)(b)	10	9,755
Ford Holdings LLC, 9.30%, 03/01/30(c)	2	2,313
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	13	10,155
6.10%, 08/19/32	15	14,628
6.38%, 02/01/29	1	1,022
6.63%, 10/01/28	3	3,075
7.45%, 07/16/31(c)	8	8,517
9.63%, 04/22/30 (Call 01/22/30)	3	3,516

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	$5	$4,175
2.90%, 02/10/29 (Call 12/10/28)	10	8,096
3.63%, 06/17/31 (Call 03/17/31)	8	6,475
3.82%, 11/02/27 (Call 08/02/27)	5	4,399
4.00%, 11/13/30 (Call 08/13/30)	10	8,425
5.11%, 05/03/29 (Call 02/03/29)	10	9,246
General Motors Co.
5.00%, 10/01/28 (Call 07/01/28)	25	24,264
5.40%, 10/15/29 (Call 08/15/29)	10	9,754
5.60%, 10/15/32 (Call 07/15/32)	10	9,586
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	25	22,969
5.65%, 01/17/29 (Call 10/17/28)	25	24,894
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	10	8,995
Hyundai Capital America, 6.38%, 04/08/30 (Call 01/08/30)(b)	30	31,601
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)(c)	5	3,704
5.50%, 07/15/29 (Call 07/15/24)(b)	3	2,209
5.88%, 01/15/28 (Call 01/15/24)(b)	5	3,801
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	20	25,282
Nissan Motor Acceptance Co. LLC, 2.45%, 09/15/28 (Call 07/15/28)(b)	25	19,971
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b) .	5	4,423
Toyota Motor Corp., 2.76%, 07/02/29	14	12,828
Toyota Motor Credit Corp.
3.38%, 04/01/30	55	51,915
4.45%, 06/29/29	10	10,065
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	3	2,553

		423,649

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Inc., 5.00%, 10/01/29 (Call 10/01/24)(c)	7	5,876
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	5	4,059
5.63%, 06/15/28 (Call 06/15/23)	7	6,297
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(b)(c)	5	4,637
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(b)	5	3,854
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 (Call 04/15/29)(c)	6	5,381
5.25%, 04/30/31 (Call 01/30/31)	5	4,389
5.25%, 07/15/31 (Call 04/15/31)(c)	4	3,450
Meritor Inc., 4.50%, 12/15/28 (Call 09/29/22)(b)	2	2,053
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)	5	4,094
Tenneco Inc.
5.13%, 04/15/29 (Call 04/15/24)(b)	5	4,908
7.88%, 01/15/29 (Call 01/15/24)(b)	5	5,028
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(b)	3	2,182

		56,208

Banks — 3.8%
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(a)	25	19,755
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(a)	15	11,877
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(a)	30	23,965
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	25	20,987

Security	Par (000)	Value

Banks (continued)
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(a)	$60	$49,172
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	25	21,104
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	10	8,689
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(a)	40	33,754
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	25	22,251
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	35	32,481
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	40	37,480
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	20	19,191
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(a)	40	38,256
5.02%, 07/22/33 (Call 07/22/32)(a)	50	49,600
Series L, 4.18%, 11/25/27 (Call 11/25/26)	55	53,678
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	50	41,513
Bank of Montreal
3.09%, 01/10/37 (Call 01/10/32)(a)	25	20,145
3.80%, 12/15/32 (Call 12/15/27)(a)	35	31,948
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	10	9,157
3.30%, 08/23/29 (Call 05/23/29)(c)	20	18,629
3.40%, 01/29/28 (Call 10/29/27)	10	9,558
3.85%, 04/28/28	15	14,721
3.85%, 04/26/29 (Call 02/26/29)	10	9,604
Series J, 1.90%, 01/25/29 (Call 11/25/28)	10	8,595
Bank of Nova Scotia (The), 2.45%, 02/02/32	10	8,316
Barclays PLC, 4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)	220	210,179
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(a)	35	28,692
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)	50	42,414
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)	25	21,773
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(a)	25	21,180
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	45	41,893
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(a)	25	22,491
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	25	23,359
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	10	9,514
4.13%, 07/25/28	25	23,840
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	60	57,087
Citizens Financial Group Inc., 2.50%, 02/06/30 (Call 11/06/29)	35	29,375
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	10	9,665
Commonwealth Bank of Australia, 3.90%, 03/16/28(b)	50	48,828
Credit Suisse Group AG, 4.28%, 01/09/28 (Call 01/09/27)(b)	210	188,248
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30), (SOFR + 2.757%)(a)	10	7,375
3.74%, 01/07/33 (Call 10/07/31), (SOFR + 2.257%)(a)	10	7,154
4.88%, 12/01/32 (Call 12/01/27)(a)	5	4,254
5.88%, 07/08/31 (Call 04/08/30), (SOFR + 5.438%)(a)(c)	5	4,381
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	10	10,980
Fifth Third Bancorp.
3.95%, 03/14/28 (Call 02/14/28)(c)	30	29,120
4.77%, 07/28/30 (Call 07/28/29)(a)	10	9,953
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	5	5,129

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	$30	$24,211
2.60%, 02/07/30 (Call 11/07/29)	25	21,405
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(a)	50	41,103
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(a)	60	51,059
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	25	23,459
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	25	23,897
HSBC Holdings PLC, 2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	200	158,900
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	40	34,194
Intesa Sanpaolo SpA, 4.20%, 06/01/32 (Call 06/01/31)(a)(b)	5	3,635
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)	25	19,657
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(a)	25	21,384
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	50	42,299
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)	70	57,676
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(a)	75	62,044
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	20	17,321
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	20	17,240
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	30	27,794
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	25	23,683
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	25	23,898
4.57%, 06/14/30 (Call 06/14/29)(a)	10	9,729
KeyCorp, 2.55%, 10/01/29	25	21,416
KfW, 1.75%, 09/14/29	80	71,914
Landwirtschaftliche Rentenbank, Series 37, 2.50%, 11/15/27	30	28,557
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31), (SOFR + 1.440%)(a)(b)	20	16,125
4.65%, 03/27/29 (Call 03/27/28), (3 mo. LIBOR US + 1.727%)(a)(b)	10	9,665
5.03%, 01/15/30 (Call 01/15/29), (3 mo. LIBOR US + 1.750%)(a)(b)	80	77,983
Mitsubishi UFJ Financial Group Inc.
3.74%, 03/07/29	65	61,255
4.05%, 09/11/28	35	33,611
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	35	27,574
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	30	23,202
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)	45	36,900
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	15	12,987
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(a)	65	55,440
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	15	13,760
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	50	47,075
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)	35	29,568
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	70	61,459
3.45%, 04/23/29 (Call 01/23/29)	40	37,866
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	40	34,439
Royal Bank of Canada, 2.30%, 11/03/31	70	58,318
State Street Corp.
2.40%, 01/24/30(c)	10	8,791
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	15	13,123

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
3.54%, 01/17/28	$35	$33,147
4.31%, 10/16/28	15	14,611
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	25	18,852
2.10%, 05/15/28 (Call 03/15/28)	5	4,237
Toronto-Dominion Bank (The)
2.00%, 09/10/31	20	16,224
3.20%, 03/10/32	10	8,885
Truist Financial Corp.
3.88%, 03/19/29 (Call 02/16/29)	15	14,190
4.92%, 07/28/33 (Call 07/28/32)(a)	10	9,607
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	50	39,968
3.00%, 07/30/29 (Call 04/30/29)	20	17,994
4.97%, 07/22/33 (Call 07/22/32)(a)	20	19,823
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)	10	7,944
7.30%, 04/02/34 (Call 04/02/29)(a)(b)	10	9,001
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	23,402
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(a)	35	29,805
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(a)	30	26,306
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(a)	50	43,605
4.15%, 01/24/29 (Call 10/24/28)	15	14,528
4.90%, 07/25/33 (Call 07/25/32)(a)	10	9,853
Westpac Banking Corp.
2.67%, 11/15/35 (Call 11/15/30)(a)	35	27,671
4.11%, 07/24/34 (Call 07/24/29)(a)	51	45,988

		3,392,567

Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	30	28,240
4.00%, 04/13/28 (Call 01/13/28)	37	36,545
4.75%, 01/23/29 (Call 10/23/28)	10	10,202
Coca-Cola Co. (The)
1.00%, 03/15/28	25	21,584
2.13%, 09/06/29	25	22,279
2.25%, 01/05/32	25	21,734
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	15	13,488
4.65%, 11/15/28 (Call 08/15/28)	25	24,825
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	7	6,731
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	15	13,468
3.95%, 04/15/29 (Call 02/15/29)	10	9,516
4.05%, 04/15/32 (Call 01/15/32)	10	9,325
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	10	8,440
1.95%, 10/21/31 (Call 07/21/31)	25	21,170
2.63%, 07/29/29 (Call 04/29/29)	5	4,581
2.75%, 03/19/30 (Call 12/19/29)	25	22,888
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(b)	6	5,134
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(b)	6	4,922

		285,072

Biotechnology — 0.1%
Amgen Inc.
2.45%, 02/21/30 (Call 11/21/29)	25	21,888
3.35%, 02/22/32 (Call 11/22/31)	10	9,058

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	$25	$20,479
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)	4	2,670
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	5	4,239
Royalty Pharma PLC, 2.15%, 09/02/31 (Call 06/02/31)	25	19,707

		78,041

Building Materials — 0.3%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	3	2,680
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	3	2,765
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)(c)	15	11,986
5.00%, 03/01/30 (Call 03/01/25)(b)	5	4,439
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	15	12,973
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	5	3,498
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(b)(c)	5	4,081
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	20	17,458
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	7	6,476
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/22)(b)	3	2,326
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	25	20,081
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	3	2,466
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	35	33,458
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)	25	19,950
Masonite International Corp., 3.50%, 02/15/30 (Call 08/15/29)(b)(c)	5	4,052
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(b)	5	4,134
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	4	3,560
9.75%, 07/15/28 (Call 07/15/23)(b)	2	1,732
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(b)(c)	5	4,401
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	23,441
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(b)(c)	5	4,258
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	8	7,252
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	8	5,930
4.38%, 07/15/30 (Call 07/15/25)(b)	12	9,532
4.75%, 01/15/28 (Call 01/15/23)(b)	7	6,148
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(b)	5	4,546
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(b)	5	3,377

		227,000

Chemicals — 0.4%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	10	8,632
Ashland LLC, 3.38%, 09/01/31 (Call 06/01/31)(b)(c)	5	4,169
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(b)	6	4,892
7.50%, 09/30/29 (Call 09/30/24)(b)	3	2,231
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)(c)	5	4,207
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	4,592
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	5	4,150
5.75%, 11/15/28 (Call 11/15/23)(b)	6	5,413
Consolidated Energy Finance SA, 5.63%, 10/15/28 (Call 10/15/24)(b)	4	3,290

Security	Par (000)	Value

Chemicals (continued)
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(b)	$5	$4,644
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(b)	5	4,228
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	10	10,061
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	40	40,396
Ecolab Inc.
2.13%, 02/01/32 (Call 11/01/31)(c)	25	21,020
3.25%, 12/01/27 (Call 09/01/27)	5	4,847
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	6	5,212
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(b)	5	4,280
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	2	1,765
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	20	18,418
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	5	4,373
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	5	4,313
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (Call 08/01/30)(b)	10	8,192
4.45%, 09/26/28 (Call 06/26/28)	5	4,855
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(b)(c)	3	2,535
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	5	4,552
5.25%, 12/15/29 (Call 09/15/29)	5	4,210
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	3	2,713
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	10	9,711
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	10	9,709
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)	10	9,529
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(b)	5	4,083
6.25%, 10/01/29 (Call 10/01/24)(b)(c)	7	5,270
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	18,004
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	20	16,280
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(b)	8	6,921
6.63%, 05/01/29 (Call 05/01/24)(b)	5	4,115
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	10	8,113
2.95%, 08/15/29 (Call 05/15/29)	10	8,981
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29 (Call 04/01/24)(b)(c)	5	3,547
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	8	6,654
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	5	4,023
4.25%, 02/15/30 (Call 02/15/25)(b)	5	4,880
Vibrantz Technologies Inc., 9.00%, 02/15/30 (Call 02/15/25)(b)(c) .	6	4,403
WR Grace Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)	9	7,135
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	16	15,333
YPF SA, 2.50%, 06/30/29(d)	20	12,414

		351,295

Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	5	4,147

Commercial Services — 0.5%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(b)(c)	7	6,004
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)	3	2,831
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29 (Call 06/01/24)(b)(c)	7	5,244
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/28 (Call 06/01/24)(b)	15	12,686
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(b)	5	4,315

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)(c)	$5	$4,119
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	6	4,921
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	5	4,440
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)	5	4,367
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	4	3,489
Block Inc., 3.50%, 06/01/31 (Call 03/01/31)(c)	8	6,575
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(b)	5	4,501
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)(c)	3	2,555
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(b)	5	3,962
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)(c)	5	4,451
Garda World Security Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)(c)	5	3,874
9.50%, 11/01/27 (Call 11/01/22)(b)	4	3,648
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	5	4,322
3.75%, 10/01/30 (Call 10/01/25)(b)	6	5,147
4.50%, 07/01/28 (Call 07/01/23)(b)	6	5,544
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	20	16,783
4.45%, 06/01/28 (Call 03/01/28)	10	9,609
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28)	3	2,767
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	20	15,297
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(b)(c)	5	4,395
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(b)	8	6,437
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(b)	5	4,375
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)	5	4,713
4.25%, 02/01/29 (Call 11/01/28)	5	4,938
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	8	6,818
5.75%, 11/01/28 (Call 11/01/23)(b)	9	7,141
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	7	6,205
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(b)	3	3,014
5.63%, 10/01/28 (Call 10/01/23)(b)	7	7,028
5.88%, 10/01/30 (Call 10/01/25)(b)	10	10,033
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(c)	10	8,601
2.85%, 10/01/29 (Call 07/01/29)	15	13,584
4.40%, 06/01/32 (Call 03/01/32)	10	9,849
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	3	2,251
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(b)	4	3,338
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	7	6,026
6.25%, 01/15/28 (Call 01/15/23)(b)(c)	10	8,846
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	5	4,195
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	35	31,320
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(b)(c)	5	4,222
RR Donnelley & Sons Co., 8.25%, 07/01/27 (Call 07/01/23)	5	4,751
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	25	22,121
4.75%, 08/01/28 (Call 05/01/28)(b)	20	20,490
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	10	8,261
4.00%, 05/15/31 (Call 05/15/26)	10	8,565
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	3	1,642
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)	3	2,604

Security	Par (000)	Value

Commercial Services (continued)
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	$5	$4,293
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(b)	10	7,817
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	6	5,027
3.88%, 11/15/27 (Call 11/15/22)	10	9,264
3.88%, 02/15/31 (Call 08/15/25)(c)	8	6,908
4.00%, 07/15/30 (Call 07/15/25)	5	4,349
4.88%, 01/15/28 (Call 01/15/23)	12	11,226
5.25%, 01/15/30 (Call 01/15/25)	5	4,729
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	10	9,562
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	5	4,486
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	5	3,126
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)	5	4,183

		442,184

Computers — 0.3%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(b)(c)	3	2,721
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	25	21,758
1.65%, 05/11/30 (Call 02/11/30)	15	12,735
1.70%, 08/05/31 (Call 05/05/31)	40	33,319
2.20%, 09/11/29 (Call 06/11/29)	20	17,884
3.25%, 08/08/29	5	4,780
3.35%, 08/08/32	20	18,909
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	5	4,450
4.00%, 07/01/29 (Call 07/01/24)(b)	5	4,459
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(b)(c)	15	12,503
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(b)(c)	4	3,442
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)(c)	6	5,311
Dell Inc., 7.10%, 04/15/28	5	5,446
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)	25	25,995
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	20	17,301
4.20%, 04/15/32 (Call 01/15/32)	10	8,830
5.50%, 01/15/33 (Call 10/15/32)	10	9,617
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(b)	2	1,813
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)(b)	15	10,507
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	10	7,852
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	5	4,707
5.13%, 04/15/29 (Call 04/15/24)(b)	10	9,337
5.25%, 10/01/30 (Call 10/01/25)(b)	3	2,793
6.13%, 09/01/29 (Call 09/01/24)(b)(c)	5	4,787
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	25	21,480
Presidio Holdings Inc., 8.25%, 02/01/28 (Call 02/01/23)(b)(c)	5	4,540
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(b)	3	2,785
Seagate HDD Cayman
3.38%, 07/15/31 (Call 01/15/26)	5	3,909
4.09%, 06/01/29 (Call 03/01/29)	5	4,299
4.13%, 01/15/31 (Call 10/15/30)	5	4,091
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	5	4,197
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 13.00%, 10/15/27 (Call 10/15/22)(b)	3	3,435
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)	3	2,377

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Western Digital Corp., 3.10%, 02/01/32 (Call 11/01/31)	$10	$7,538

		309,907

Cosmetics & Personal Care — 0.2%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(b)	5	4,385
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)(c)	5	4,304
5.50%, 06/01/28 (Call 06/01/23)(b)(c)	5	4,632
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	5	4,446
Procter & Gamble Co. (The), 2.30%, 02/01/32(c)	50	44,326
Unilever Capital Corp., 1.75%, 08/12/31 (Call 05/12/31)	100	81,963

		144,056

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(b)	5	4,104
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 12/15/23)(b)	9	7,606
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	2	1,698

		13,408

Diversified Financial Services — 1.0%
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(b)	5	4,612
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	45	36,961
3.63%, 12/01/27 (Call 09/01/27)	10	9,092
American Express Co., 4.05%, 05/03/29 (Call 03/03/29)	10	9,703
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(b)	3	2,640
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(b)	3	2,477
Avolon Holdings Funding Ltd.
2.53%, 11/18/27 (Call 10/18/27)(b)	5	4,094
2.75%, 02/21/28 (Call 12/21/27)(b)	40	32,636
Blackstone Holdings Finance Co. LLC, 1.63%, 08/05/28 (Call 06/05/28)(b)	10	8,462
Blue Owl Finance LLC, 4.38%, 02/15/32 (Call 11/15/31)(b)	10	8,404
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	25	23,605
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(a)	50	38,591
3.80%, 01/31/28 (Call 12/31/27)	25	23,678
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	25	20,402
2.90%, 03/03/32 (Call 12/03/31)	25	22,060
3.20%, 01/25/28 (Call 10/25/27)	10	9,541
3.25%, 05/22/29 (Call 02/22/29)	5	4,687
4.00%, 02/01/29 (Call 11/01/28)	5	4,918
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	30	22,760
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	10	9,824
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(b)	3	2,150
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)	7	4,585
3.63%, 10/01/31 (Call 10/01/26)(b)(c)	8	4,871
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(b)	8	4,853
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/28 (Call 08/15/24)(b)	3	1,905
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/15/24)(b)	3	2,530
Intercontinental Exchange Inc.
4.35%, 06/15/29 (Call 04/15/29)	20	19,743
4.60%, 03/15/33 (Call 12/15/32)	20	19,803
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(b)(c)	5	4,539

Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	$10	$8,535
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)	15	11,641
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	25	23,996
LD Holdings Group LLC, 6.13%, 04/01/28 (Call 04/01/24)(b)	5	2,701
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	8	7,143
4.38%, 05/15/31 (Call 05/15/26)(b)(c)	3	2,639
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	10	9,339
3.35%, 03/26/30 (Call 12/26/29)	40	38,042
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	3	2,294
6.50%, 05/01/28 (Call 05/01/24)(b)	8	6,859
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	5	3,936
5.50%, 08/15/28 (Call 08/15/23)(b)	6	5,056
5.75%, 11/15/31 (Call 11/15/26)(b)	4	3,176
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	5	4,103
5.50%, 03/15/29 (Call 06/15/28)	5	4,055
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(b)	5	4,436
6.88%, 08/15/28 (Call 08/15/23)(b)	15	12,359
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	20	19,291
OneMain Finance Corp.
3.88%, 09/15/28 (Call 09/15/24)	5	3,932
4.00%, 09/15/30 (Call 09/15/25)	6	4,480
5.38%, 11/15/29 (Call 05/15/29)	5	4,145
6.63%, 01/15/28 (Call 07/15/27)	6	5,516
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	5	3,918
5.75%, 09/15/31 (Call 09/15/26)(b)	5	4,060
Power Finance Corp. Ltd., 3.90%, 09/16/29(d)	200	181,418
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)(c)	3	2,577
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	25	24,551
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(b)	5	4,046
3.88%, 03/01/31 (Call 03/01/26)(b)	10	7,841
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	25	22,659
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	10	9,096
5.15%, 03/19/29 (Call 12/19/28)	40	38,069
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	5	3,891
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	35	30,688
VistaJet Malta Finance PLC/XO Management Holding Inc., 6.38%, 02/01/30 (Call 02/01/25)(b)(c)	8	6,879

		891,493

Electric — 1.2%
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	10	9,050
4.25%, 06/15/28 (Call 03/15/28)(b)	10	9,647
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	25	22,797
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	5	4,878
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	25	20,012
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	20	17,465

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	$7	$5,753
4.50%, 02/15/28 (Call 02/15/23)(b)	9	8,235
4.63%, 02/01/29 (Call 02/01/24)(b)	5	4,277
5.00%, 02/01/31 (Call 02/01/26)(b)(c)	6	5,060
5.13%, 03/15/28 (Call 03/15/23)(b)	10	8,932
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	10	8,391
4.75%, 03/15/28 (Call 03/15/23)(b)	6	5,620
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)(c)	15	12,651
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	15	14,006
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	10	9,708
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	25	24,570
Series C, 3.38%, 04/01/30 (Call 01/01/30)	15	13,665
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	3	2,637
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	12	10,984
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	10	8,915
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(c)	15	12,682
2.55%, 06/15/31 (Call 03/15/31)	15	12,521
4.50%, 08/15/32	10	9,639
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	35	31,130
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	70	68,311
Duquesne Light Holdings Inc., 2.78%, 01/07/32 (Call 10/07/31)(b)	10	8,146
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	15	14,109
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	10	9,824
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30 (Call 12/30/25)(b)	5	3,525
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)	25	21,569
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	25	20,086
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	15	13,144
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	5	4,873
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)(b)	10	8,977
4.05%, 04/15/30 (Call 01/15/30)	25	24,026
FirstEnergy Corp.
Series B, 2.25%, 09/01/30 (Call 06/01/30)	5	4,088
Series C, 7.38%, 11/15/31	10	11,743
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(b)	5	4,438
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	10	9,948
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	5	4,829
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	10	9,227
ITC Holdings Corp., 2.95%, 05/14/30 (Call 02/14/30)(b)	10	8,746
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	10	8,459
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	3	2,480
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	15	14,508
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	6	5,790
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30 (Call 12/15/29)	10	8,720
New York State Electric & Gas Corp., 2.15%, 10/01/31 (Call 07/01/31)(b)	10	8,169

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	$25	$21,109
2.75%, 11/01/29 (Call 08/01/29)	50	44,522
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(b)	4	3,699
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	10	9,591
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	4	3,307
3.63%, 02/15/31 (Call 02/15/26)(b)	7	5,559
3.88%, 02/15/32 (Call 02/15/27)(b)	8	6,325
5.25%, 06/15/29 (Call 06/15/24)(b)(c)	5	4,472
5.75%, 01/15/28 (Call 01/15/23)(c)	6	5,658
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	10	9,430
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	5	4,821
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)(c)	10	9,085
3.70%, 11/15/28 (Call 08/15/28)	5	4,842
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	15	11,471
4.55%, 07/01/30 (Call 01/01/30)	85	75,658
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)(c)	5	4,532
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	7	6,219
5.25%, 07/01/30 (Call 07/01/25)	8	6,921
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)(c)	5	4,195
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	25	20,832
3.70%, 06/15/28 (Call 12/15/27)	25	24,319
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	15	12,518
3.70%, 05/01/28 (Call 02/01/28)	15	14,656
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)	10	9,471
Southern California Edison Co., Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	9,685
Southern Co. (The), Series A, 3.70%, 04/30/30 (Call 01/30/30)(c)	40	37,337
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	50	48,379
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	10	8,992
4.38%, 05/01/29 (Call 05/01/24)(b)	9	7,843
Wisconsin Electric Power Co., 1.70%, 06/15/28 (Call 04/15/28)	15	13,075

		1,039,483

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28 (Call 10/21/28)	10	8,890
2.20%, 12/21/31 (Call 09/21/31)	25	21,222
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)(c)	7	5,677
4.75%, 06/15/28 (Call 06/15/23)(b)	5	4,175
WESCO Distribution Inc., 7.25%, 06/15/28 (Call 06/15/23)(b)	10	10,096

		50,060

Electronics — 0.2%
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	5	4,938
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	21	19,822
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)(c)	3	2,555
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	15	14,169

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Honeywell International Inc., 1.75%, 09/01/31 (Call 06/01/31)	$20	$16,556
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(b)	7	6,233
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	15	12,771
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	5	4,378
3.95%, 01/12/28 (Call 10/12/27)	16	15,082
Sensata Technologies BV, 4.00%, 04/15/29 (Call 04/15/24)(b)	7	6,053
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	6	5,004
4.38%, 02/15/30 (Call 11/15/29)(b)	5	4,460
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	25	24,677
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	5	4,357
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	10	8,129
2.95%, 04/01/31 (Call 01/01/31)	17	13,072

		162,256

Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	5	4,457
5.00%, 01/31/28 (Call 07/31/27)(b)	5	4,599

		9,056

Engineering & Construction — 0.0%
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	3	2,715
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	5	4,504
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(c)	5	4,539
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(b)	3	2,401
7.50%, 04/15/32 (Call 04/15/27)(b)	2	1,656
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	3	2,577
IEA Energy Services LLC, 6.63%, 08/15/29 (Call 08/15/24)(b)	3	2,997
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	15	13,821
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	3	2,526
4.13%, 02/15/32 (Call 10/15/26)(b)(c)	5	4,130
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)(c)	3	2,662
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	3	2,490

		47,018

Entertainment — 0.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	5	4,360
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(b)(c)	6	3,071
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(b)	7	6,020
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)	5	4,454
Caesars Entertainment Inc., 4.63%, 10/15/29 (Call 10/15/24)(b)(c)	10	8,047
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(b)	9	8,343
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	5	4,551
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/23)(b)	5	4,547
Cinemark USA Inc., 5.25%, 07/15/28 (Call 07/15/24)(b)	5	4,051
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)	3	2,647
International Game Technology PLC, 5.25%, 01/15/29 (Call 01/15/24)(b)	5	4,676
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(b)	4	3,545
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)(c)	8	6,345

Security	Par (000)	Value

Entertainment (continued)
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	$4	$3,508
4.75%, 10/15/27 (Call 10/15/22)(b)(c)	7	6,415
Magallanes Inc.
4.05%, 03/15/29 (Call 01/15/29)(b)	25	22,708
4.28%, 03/15/32 (Call 12/15/31)(b)	25	21,717
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	6	5,275
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(b)(c)	5	4,346
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(b)(c)	6	6,450
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(b)(c)	3	2,430
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(b)	5	3,696
5.88%, 09/01/31 (Call 09/01/26)(b)	6	4,195
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(b)	6	5,351
Scientific Games International Inc., 7.25%, 11/15/29 (Call 11/15/24)(b)	10	9,841
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(b)(c)	6	5,235
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	6	4,767
3.88%, 07/15/30 (Call 07/15/25)(b)	7	6,020
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(b)	5	4,198

		180,809

Environmental Control — 0.1%
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	6	5,109
5.00%, 09/01/30 (Call 09/01/25)	3	2,534
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	5	4,350
4.00%, 08/01/28 (Call 08/01/23)(b)	5	4,246
4.38%, 08/15/29 (Call 08/15/24)(b)(c)	5	4,245
4.75%, 06/15/29 (Call 06/15/24)(b)(c)	5	4,369
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)	5	4,306
5.88%, 06/30/29 (Call 06/30/24)(b)(c)	8	6,588
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	25	23,810
3.95%, 05/15/28 (Call 02/15/28)(c)	10	9,793
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(b)	4	3,472
Waste Connections Inc.
3.50%, 05/01/29 (Call 02/01/29)(c)	9	8,488
4.25%, 12/01/28 (Call 09/01/28)	15	14,741
Waste Management Inc.
2.00%, 06/01/29 (Call 04/01/29)	25	21,632
3.15%, 11/15/27 (Call 08/15/27)	10	9,539

		127,222

Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29 (Call 09/15/23)(b)	10	8,217
4.88%, 02/15/30 (Call 02/15/25)(b)(c)	10	8,768
5.88%, 02/15/28 (Call 10/03/22)(b)	5	4,766

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
B&G Foods Inc., 5.25%, 09/15/27 (Call 10/03/22)	$4	$3,336
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(b)	3	2,236
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	25	24,551
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/23)(b)	5	4,388
Conagra Brands Inc., 4.85%, 11/01/28 (Call 08/01/28)	25	24,740
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)(c)	15	13,418
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	5	4,466
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	3	2,605
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 5.50%, 01/15/30 (Call 01/15/25)(b)	50	50,012
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	15	12,019
3.38%, 12/15/27 (Call 09/15/27)	10	9,518
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	30	28,534
Kraft Heinz Foods Co.
4.25%, 03/01/31 (Call 12/01/30)	15	14,229
4.63%, 01/30/29 (Call 10/30/28)	2	1,979
Kroger Co. (The)
4.50%, 01/15/29 (Call 10/15/28)	5	4,965
7.50%, 04/01/31	10	11,835
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	7	6,305
4.38%, 01/31/32 (Call 01/31/27)(b)	5	4,442
4.88%, 05/15/28 (Call 11/15/27)(b)	4	3,824
Mars Inc., 3.20%, 04/01/30 (Call 01/01/30)(b)(c)	5	4,649
Mondelez International Inc., 3.00%, 03/17/32 (Call 12/17/31)	25	21,917
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(b)	7	6,001
5.50%, 10/15/27 (Call 10/15/22)(b)(c)	8	7,548
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(b)	10	8,126
4.25%, 04/15/31 (Call 04/15/26)(b)	10	8,620
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)(c)	8	6,802
4.63%, 04/15/30 (Call 04/15/25)(b)	12	10,425
5.50%, 12/15/29 (Call 12/15/24)(b)(c)	9	8,250
5.63%, 01/15/28 (Call 12/01/22)(b)	7	6,650
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(b)	3	2,761
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(b)(c)	6	5,311
Smithfield Foods Inc., 5.20%, 04/01/29 (Call 01/01/29)(b)	25	24,436
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	15	12,903
5.95%, 04/01/30 (Call 01/01/30)	10	10,646
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	5	4,194
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	20	19,791
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)(c)	5	4,315
4.75%, 02/15/29 (Call 02/15/24)(b)	6	5,330
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	5	4,812

		432,640

Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(b)	9	8,288

Security	Par (000)	Value

Food Service (continued)
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(b)(c)	$3	$2,528
10.50%, 05/15/29 (Call 05/15/24)(b)	5	4,009

		14,825

Forest Products & Paper — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(b)	2	1,798
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	5	4,502
Georgia-Pacific LLC, 2.30%, 04/30/30 (Call 01/30/30)(b)	15	12,962
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	5	3,113
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	7	6,110
Suzano Austria GmbH, 3.13%, 01/15/32 (Call 10/15/31)	40	31,565
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(b)	5	4,783

		64,833

Gas — 0.1%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)	15	11,972
Boston Gas Co., 3.00%, 08/01/29 (Call 05/01/29)(b)	25	21,986
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	10	9,684
NiSource Inc., 1.70%, 02/15/31 (Call 11/15/30)	30	23,578

		67,220

Health Care - Products — 0.2%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	6	5,210
4.63%, 07/15/28 (Call 07/15/23)(b)	11	10,011
Baxter International Inc.
2.27%, 12/01/28 (Call 10/01/28)	28	24,255
3.95%, 04/01/30 (Call 01/01/30)	15	14,135
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	15	13,100
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	5	4,498
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	25	24,860
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)(c)	7	5,973
4.63%, 02/01/28 (Call 02/01/23)(b)	3	2,855
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(b)	32	27,095
5.25%, 10/01/29 (Call 10/01/24)(b)	18	15,130
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	25	22,315
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	20	19,491
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(b)	7	6,382
Thermo Fisher Scientific Inc., 2.00%, 10/15/31 (Call 07/15/31)	25	21,057
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	2	1,940

		218,307

Health Care - Services — 0.6%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	4	3,710
5.50%, 07/01/28 (Call 07/01/23)(b)	5	4,727
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)(c)	3	2,385
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(b)	3	2,393
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	6	4,984
3.50%, 04/01/30 (Call 04/01/25)(b)	5	4,130
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	16	13,506
2.50%, 03/01/31 (Call 12/01/30)	16	12,779
2.63%, 08/01/31 (Call 05/01/31)	10	7,991
3.00%, 10/15/30 (Call 07/15/30)	16	13,363
3.38%, 02/15/30 (Call 02/15/25)	14	12,009
4.25%, 12/15/27 (Call 12/15/22)	18	17,088
4.63%, 12/15/29 (Call 12/15/24)	25	23,552

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	$4	$3,453
4.00%, 03/15/31 (Call 03/15/26)(b)	5	4,260
4.25%, 05/01/28 (Call 05/01/23)(b)(c)	3	2,756
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	8	5,908
5.25%, 05/15/30 (Call 05/15/25)(b)	11	8,326
6.00%, 01/15/29 (Call 01/15/24)(b)	6	4,967
6.13%, 04/01/30 (Call 04/01/25)(b)	10	6,190
6.88%, 04/01/28 (Call 04/01/23)(b)(c)	6	3,133
6.88%, 04/15/29 (Call 04/15/24)(b)	13	8,112
8.00%, 12/15/27 (Call 12/15/22)(b)	5	4,341
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	11	8,102
4.63%, 06/01/30 (Call 06/01/25)(b)	20	16,037
Elevance Health Inc.
2.88%, 09/15/29 (Call 06/15/29)	35	31,428
3.65%, 12/01/27 (Call 09/01/27)	25	24,228
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	5	4,405
4.75%, 02/01/30 (Call 02/01/25)	10	8,625
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(c)	15	11,902
3.50%, 09/01/30 (Call 03/01/30)	25	21,745
4.13%, 06/15/29 (Call 03/15/29)	15	13,903
5.63%, 09/01/28 (Call 03/01/28)	15	15,086
5.88%, 02/01/29 (Call 08/01/28)	10	10,175
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)(c)	25	20,273
3.13%, 08/15/29 (Call 05/15/29)(c)	25	22,720
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)	5	3,791
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	4	3,551
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	10	8,654
4.38%, 06/15/28 (Call 06/15/23)(b)	6	5,533
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)	3	2,557
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	5	4,397
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	25	21,354
4.20%, 06/30/29 (Call 03/30/29)	5	4,795
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(b)	5	3,752
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)(c)	5	4,225
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	10	8,631
4.38%, 01/15/30 (Call 12/01/24)(b)	10	8,750
5.13%, 11/01/27 (Call 11/01/22)(b)	11	10,197
6.13%, 10/01/28 (Call 10/01/23)(b)(c)	20	18,337
6.13%, 06/15/30 (Call 06/15/25)(b)	15	14,404
6.88%, 11/15/31	3	2,818
UnitedHealth Group Inc.
2.88%, 08/15/29	25	22,947
3.88%, 12/15/28	25	24,560
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(b)	20	15,737

		571,682

Holding Companies - Diversified — 0.1%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)	25	19,351

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(b)	$3	$2,380
5.25%, 04/15/29 (Call 04/15/24)(b)	7	6,013
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29 (Call 08/01/28)	7	6,000
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	25	20,223

		53,967

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)	5	3,926
4.63%, 04/01/30 (Call 04/01/25)(b)	3	2,353
Beazer Homes USA Inc., 7.25%, 10/15/29 (Call 10/15/24)	5	4,327
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	5	3,864
5.00%, 06/15/29 (Call 06/15/24)(b)	3	2,385
6.25%, 09/15/27 (Call 10/03/22)(b)	3	2,668
Century Communities Inc., 3.88%, 08/15/29 (Call 02/15/29)(b)	5	4,021
Forestar Group Inc., 5.00%, 03/01/28 (Call 03/01/23)(b)(c)	2	1,656
KB Home
4.00%, 06/15/31 (Call 12/15/30)	5	3,945
4.80%, 11/15/29 (Call 05/15/29)	2	1,706
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	3	2,340
M/I Homes Inc., 3.95%, 02/15/30 (Call 08/15/29)	5	4,010
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(b)	8	6,456
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	15	12,224
Meritage Homes Corp., 3.88%, 04/15/29 (Call 10/15/28)(b)	5	4,270
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	10	8,547
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(b)	5	4,171
4.75%, 04/01/29 (Call 04/01/24)(b)	2	1,614
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	3	2,575
5.75%, 01/15/28 (Call 10/15/27)(b)	3	2,768
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	4	3,186
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)	10	9,199
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	3	2,704
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	2	1,912

		96,827

Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	15	13,952
4.40%, 03/15/29 (Call 12/15/28)	15	14,525
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	7	5,391
4.00%, 04/15/29 (Call 04/15/24)(b)(c)	5	4,116
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(c)	20	19,684

		57,668

Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)(c)	5	4,178
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	25	19,608
4.88%, 12/06/28 (Call 09/06/28)	5	5,049
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	5	4,196
4.13%, 04/30/31 (Call 04/30/26)(b)	5	4,114
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	40	39,323
Kimberly-Clark Corp.
3.20%, 04/25/29 (Call 01/25/29)	5	4,715

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
3.95%, 11/01/28 (Call 08/01/28)	$25	$24,883
Kronos Acquisition Holdings Inc./KIK Custom Products Inc., 7.00%, 12/31/27 (Call 12/31/23)(b)(c)	5	4,126
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)(c)	4	3,106
5.00%, 10/01/29 (Call 10/01/24)(b)	2	1,745
5.50%, 07/15/30 (Call 07/15/25)(b)	2	1,737

		116,780

Housewares — 0.0%
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	3	2,269
4.38%, 02/01/32 (Call 08/01/26)	4	3,019
4.50%, 10/15/29 (Call 10/15/24)	3	2,407
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(b)	5	3,630

		11,325

Insurance — 0.9%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	5	4,280
6.00%, 08/01/29 (Call 08/01/24)(b)	5	4,109
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	5	4,538
5.88%, 11/01/29 (Call 11/01/24)(b)	3	2,610
6.75%, 10/15/27 (Call 10/15/22)(b)	10	9,110
Americo Life Inc., 3.45%, 04/15/31(b)	35	27,819
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)(c)	5	4,377
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	35	30,562
Aon Corp./Aon Global Holdings PLC, 2.05%, 08/23/31 (Call 05/23/31)	25	20,233
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	25	19,428
7.00%, 03/27/48 (Call 03/27/28), (3 mo. LIBOR US + 4.135%)(a)	3	3,029
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	20	17,228
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(b)	5	4,197
Athene Global Funding, 1.99%, 08/19/28(b)	90	73,968
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	25	23,491
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	30	28,870
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (Call 12/12/29)	5	4,283
2.88%, 03/15/32 (Call 12/15/31)	5	4,453
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	15	14,854
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(b)	6	4,977
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	15	13,695
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	10	9,663
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(b)	10	9,204
3.90%, 04/05/32 (Call 01/05/32)(b)	35	31,460
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	5	4,689
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	40	39,338
F&G Global Funding, 2.00%, 09/20/28(b)	15	12,548
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	30	29,384
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	15	11,536
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	10	7,813
4.40%, 10/15/29 (Call 07/15/29)(b)	5	4,462
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	5	4,914
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	15	14,457

Security	Par (000)	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	$5	$4,431
HUB International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(b)	5	4,389
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	25	24,333
Lincoln National Corp., 3.05%, 01/15/30 (Call 10/15/29)	25	21,935
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(c)	25	23,021
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	31	30,806
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)(c)	15	15,151
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	5	4,641
New York Life Global Funding, 3.00%, 01/10/28(b)	10	9,427
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	5	4,679
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/15/30)	30	24,938
Principal Life Global Funding II, 2.50%, 09/16/29(b)	5	4,312
Progressive Corp. (The), 3.00%, 03/15/32 (Call 12/15/31)	25	22,481
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	5	4,829
Prudential Financial Inc., 3.70%, 10/01/50 (Call 07/01/30)(a)	15	12,967
Prudential PLC, 3.13%, 04/14/30	40	35,633
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	25	23,412
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(b)	3	2,706
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(b)	5	4,701
Sammons Financial Group Inc., 4.75%, 04/08/32 (Call 01/08/32)(b)	15	13,072
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	9,262
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	20	17,251

		817,956

Internet — 0.7%
Amazon.com Inc.
2.10%, 05/12/31 (Call 02/12/31)	30	25,752
3.45%, 04/13/29 (Call 02/13/29)	20	19,333
3.60%, 04/13/32 (Call 01/13/32)	30	28,826
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)(c)	5	3,793
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	7	5,631
6.13%, 12/01/28 (Call 12/01/23)(b)(c)	5	3,912
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	15	15,068
Cablevision Lightpath LLC, 5.63%, 09/15/28 (Call 09/15/23)(b)	3	2,458
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	3	2,699
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	28	24,159
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(b)	5	3,676
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(c)	10	8,272
3.25%, 02/15/30 (Call 11/15/29)	10	8,654
Go Daddy Operating Co. LLC/GD Finance Co. Inc.,
3.50%, 03/01/29 (Call 03/01/24)(b)	10	8,475
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)	5	3,932
4.13%, 08/01/30 (Call 05/01/25)(b)	3	2,496
4.63%, 06/01/28 (Call 06/01/23)(b)(c)	3	2,689
5.00%, 12/15/27 (Call 12/15/22)(b)	3	2,769
5.63%, 02/15/29 (Call 02/15/24)(b)	3	2,830
Netflix Inc.
4.88%, 04/15/28	12	11,646
4.88%, 06/15/30 (Call 03/15/30)(b)(c)	7	6,662
5.38%, 11/15/29(b)(c)	7	6,886
5.88%, 11/15/28	14	14,181
6.38%, 05/15/29	6	6,250

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 6.00%, 02/15/28 (Call 02/15/24)(b)(c)	$5	$3,898
Prosus NV, 3.06%, 07/13/31 (Call 04/13/31)(d)	200	148,388
Rakuten Group Inc., 6.25%, (Call 04/22/31)(a)(b)(e)	8	6,446
Tencent Holdings Ltd., 3.98%, 04/11/29 (Call 01/11/29)(d)	200	188,116
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(b)	5	4,678
5.00%, 03/01/30 (Call 12/01/29)(b)	7	6,600
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(b)(c)	11	9,559
6.25%, 01/15/28 (Call 09/15/23)(b)(c)	7	6,732
7.50%, 09/15/27 (Call 10/03/22)(b)	5	5,008

		600,474

Iron & Steel — 0.1%
Allegheny Technologies Inc., 4.88%, 10/01/29 (Call 10/01/24)	5	4,492
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(b)	5	5,011
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)(c)	3	2,868
7.63%, 03/15/30 (Call 03/15/25)	2	1,985
Cleveland-Cliffs Inc., 4.63%, 03/01/29 (Call 03/01/24)(b)(c)	8	7,108
Commercial Metals Co., 3.88%, 02/15/31 (Call 02/15/26)	5	4,180
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	5	5,017
8.50%, 05/01/30 (Call 05/01/25)(b)	5	5,042
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	10	8,912
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/15/24)(b)	3	2,093
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(c)	6	5,812
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)(c)	25	21,698

		74,218

Leisure Time — 0.1%
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)(c)	20	16,669
6.00%, 05/01/29 (Call 11/01/24)(b)	15	11,366
10.50%, 06/01/30 (Call 06/01/25)(b)	7	6,409
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(b)	5	3,900
NCL Corp. Ltd., 7.75%, 02/15/29 (Call 11/15/28)(b)	5	4,050
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)(c)	3	2,323
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(c)	5	3,403
5.50%, 04/01/28 (Call 10/01/27)(b)	11	8,307
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 10/03/22)(b)	6	4,834
7.00%, 02/15/29 (Call 02/15/24)(b)(c)	4	3,208
Viking Ocrean Cruises shi, 5.63%, 02/15/29 (Call 02/15/24)(b)	3	2,453
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	5	3,737
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(b)	5	4,225

		74,884

Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(c)	7	6,544
4.75%, 06/15/31 (Call 06/15/26)(b)	7	6,098
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(b)	3	2,728
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	11	8,886
3.75%, 05/01/29 (Call 05/01/24)(b)	6	5,181
4.00%, 05/01/31 (Call 05/01/26)(b)	8	6,776
4.88%, 01/15/30 (Call 01/15/25)	7	6,397
5.75%, 05/01/28 (Call 05/01/23)(b)(c)	4	3,912

Security	Par (000)	Value

Lodging (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	$5	$4,130
5.00%, 06/01/29 (Call 06/01/24)(b)	6	5,310
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	12	11,356
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	25	21,352
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	42	40,105
Series X, 4.00%, 04/15/28 (Call 01/15/28)	6	5,698
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	5	4,199
4.75%, 01/15/28 (Call 10/03/22)(c)	3	2,648
Melco Resorts Finance Ltd.
5.38%, 12/04/29 (Call 12/04/24)(b)	10	6,495
5.75%, 07/21/28 (Call 07/21/23)(b)	10	6,729
MGM Resorts International, 4.75%, 10/15/28 (Call 07/15/28)(c)	6	5,276
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(b)	5	4,310
4.63%, 12/01/31 (Call 06/01/31)(b)	5	4,143
Studio City Finance Ltd., 5.00%, 01/15/29 (Call 01/15/24)(b)(c)	7	3,752
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	5	4,065
4.63%, 03/01/30 (Call 12/01/29)(b)	3	2,448
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(b)	5	4,471
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(b)	8	5,564
5.50%, 10/01/27 (Call 10/03/22)(b)	5	3,588
5.63%, 08/26/28 (Call 08/26/23)(b)	10	7,031

		199,192

Machinery — 0.1%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)(c)	3	2,640
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	3	2,779
4.13%, 04/15/29 (Call 04/15/24)(b)	3	2,679
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	10	9,070
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	20	18,814
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	5	4,268
John Deere Capital Corp., 2.45%, 01/09/30(c)	20	17,746
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	5	4,497
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	10	9,430
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(b)	3	2,147
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	25	21,541
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	5	4,796
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)(c)	5	4,164
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)(c)	5	4,477
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)(c)	6	5,191
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	10	9,721

		123,960

Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	10	8,594
3.63%, 09/14/28 (Call 06/14/28)	15	14,344
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	25	21,384
3.75%, 12/01/27 (Call 09/01/27)	5	4,743
Hillenbrand Inc., 3.75%, 03/01/31 (Call 03/01/26)	3	2,530

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(b)	$5	$4,628
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	10	9,155
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	5	4,674
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	25	21,634
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	30	28,259

		119,945

Media — 0.9%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(b)(c)	10	8,102
5.75%, 08/15/29 (Call 08/15/24)(b)	15	12,093
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	8	6,531
Audacy Capital Corp., 6.75%, 03/31/29 (Call 03/31/24)(b)	5	1,572
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)(c)	5	4,162
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	22	17,965
4.50%, 08/15/30 (Call 02/15/25)(b)	20	16,833
4.50%, 05/01/32 (Call 05/01/26)	20	16,217
4.75%, 03/01/30 (Call 09/01/24)(b)	22	18,904
4.75%, 02/01/32 (Call 02/01/27)(b)(c)	10	8,282
5.00%, 02/01/28 (Call 09/16/22)(b)	18	16,432
5.38%, 06/01/29 (Call 06/01/24)(b)	11	10,054
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	10	8,199
3.75%, 02/15/28 (Call 11/15/27)	10	9,252
4.20%, 03/15/28 (Call 12/15/27)	15	14,147
5.05%, 03/30/29 (Call 12/30/28)	20	19,201
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	25	23,730
3.40%, 04/01/30 (Call 01/01/30)	25	23,319
4.15%, 10/15/28 (Call 07/15/28)	25	24,791
4.25%, 10/15/30 (Call 07/15/30)	50	49,359
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	10	7,501
4.13%, 12/01/30 (Call 12/01/25)(b)(c)	10	8,100
4.50%, 11/15/31 (Call 11/15/26)(b)	10	8,062
4.63%, 12/01/30 (Call 12/01/25)(b)	15	10,720
5.00%, 11/15/31 (Call 11/15/26)(b)	3	2,154
5.38%, 02/01/28 (Call 02/01/23)(b)	10	9,038
5.75%, 01/15/30 (Call 01/15/25)(b)	15	11,611
6.50%, 02/01/29 (Call 02/01/24)(b)	13	11,961
7.50%, 04/01/28 (Call 04/01/23)(b)(c)	5	4,450
Discovery Communications LLC, 3.63%, 05/15/30 (Call 02/15/30)	25	21,817
DISH DBS Corp.
5.75%, 12/01/28 (Call 12/01/27)(b)	18	13,854
7.38%, 07/01/28 (Call 07/01/23)	7	4,586
5.13%, 06/01/29	11	6,515
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	20	19,796
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	5	4,464
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)(c)	9	7,609
Gray Television Inc., 4.75%, 10/15/30 (Call 10/15/25)(b)(c)	6	4,884
iHeartCommunications Inc., 4.75%, 01/15/28 (Call 01/15/23)(b)(c)	5	4,287
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	5	4,298
6.75%, 10/15/27 (Call 10/15/22)(b)	10	9,450

Security	Par (000)	Value

Media (continued)
Liberty Interactive LLC
8.25%, 02/01/30	$5	$3,828
8.50%, 07/15/29	2	1,590
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(b)	6	5,317
8.00%, 08/01/29 (Call 08/01/24)(b)(c)	7	6,076
Meta Platforms Inc., 3.85%, 08/15/32	20	18,807
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)(c)	7	6,155
5.13%, 02/15/32 (Call 02/15/27)(b)	5	4,672
Nexstar Media Inc., 4.75%, 11/01/28 (Call 11/01/23)(b)	7	6,339
Paramount Global, 3.70%, 06/01/28 (Call 03/01/28)	55	51,912
Radiate Holdco LLC/Radiate Finance Inc., 6.50%, 09/15/28 (Call 09/15/23)(b)	8	5,961
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	3	2,544
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	5	4,137
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	5	4,084
5.50%, 03/01/30 (Call 12/01/24)(b)(c)	5	3,920
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(b)	11	8,896
4.00%, 07/15/28 (Call 07/15/24)(b)	14	12,210
4.13%, 07/01/30 (Call 07/01/25)(b)	11	9,327
5.50%, 07/01/29 (Call 07/01/24)(b)	10	9,356
TCI Communications Inc., 7.13%, 02/15/28	5	5,637
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	10	9,575
5.00%, 09/15/29 (Call 09/15/24)	8	7,665
Univision Communications Inc., 4.50%, 05/01/29 (Call 05/01/24)(b)(c)	11	9,618
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	10	8,653
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	6	5,411
Videotron Ltd., 3.63%, 06/15/29 (Call 06/15/24)(b)	5	4,159
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(b)	5	3,957
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	10	8,318
5.50%, 05/15/29 (Call 05/15/24)(b)	10	8,955
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(b)	5	4,270
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	10	8,149
Walt Disney Co. (The)
2.20%, 01/13/28(c)	20	18,199
2.65%, 01/13/31	30	26,601
Ziggo Bond Co. BV, 5.13%, 02/28/30 (Call 02/15/25)(b)	4	3,199
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	10	8,554

		790,353

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	5	4,802

Mining — 0.6%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(b)	7	6,593
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)(c)	2	1,826
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)(c)	3	2,180
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(b)(c)	5	4,133
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31 (Call 10/15/30)(d)	200	182,306

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	$11	$8,999
4.50%, 09/15/27 (Call 06/15/27)(b)	5	4,568
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	5	4,646
6.13%, 04/15/32 (Call 01/15/32)(b)	6	5,546
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	10	9,083
4.63%, 08/01/30 (Call 08/01/25)(c)	10	9,245
5.25%, 09/01/29 (Call 09/01/24)	25	24,257
Glencore Funding LLC, 2.50%, 09/01/30 (Call 06/01/30)(b)(c)	20	16,249
Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(d)	200	207,770
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	5	3,942
4.63%, 03/01/28 (Call 03/01/23)(b)(c)	3	2,558
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	5	4,365
Novelis Corp.
3.88%, 08/15/31 (Call 08/15/26)(b)	5	4,035
4.75%, 01/30/30 (Call 01/30/25)(b)(c)	12	10,488
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	10	11,295

		524,084

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	10	8,697
3.57%, 12/01/31 (Call 09/01/31)	10	8,417
Pitney Bowes Inc., 7.25%, 03/15/29 (Call 03/15/24)(b)(c)	3	2,052
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(b)	6	5,248

		24,414

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	3	2,654
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(c)	4	3,764

		6,418

Oil & Gas — 1.8%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	5	4,708
7.63%, 02/01/29 (Call 02/01/24)(b)	4	4,069
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(c)	5	4,518
4.38%, 10/15/28 (Call 07/15/28)(c)	5	4,620
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(b)(c)	3	2,711
8.25%, 12/31/28 (Call 02/01/24)(b)	2	1,985
BP Capital Markets America Inc.
3.63%, 04/06/30 (Call 01/06/30)	35	33,266
3.94%, 09/21/28 (Call 06/21/28)	10	9,780
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(b)(c)	5	4,631
8.00%, 08/01/28 (Call 08/01/24)(b)(c)	5	4,799
Cenovus Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	25	24,164
Chesapeake Energy Corp.
5.88%, 02/01/29 (Call 02/05/24)(b)	5	4,781
6.75%, 04/15/29 (Call 04/15/24)(b)	7	6,879
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	5	4,687
CNX Resources Corp., 6.00%, 01/15/29 (Call 01/15/24)(b)(c)	4	3,763
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(b)	5	4,654
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)	7	6,447
6.75%, 03/01/29 (Call 03/01/24)(b)	10	9,556

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips Co., 6.95%, 04/15/29	$20	$22,862
Continental Resources Inc./OK
2.88%, 04/01/32 (Call 01/01/32)(b)	10	7,796
4.38%, 01/15/28 (Call 10/15/27)	15	14,084
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)(b)	20	19,321
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29 (Call 05/01/24)(b)	3	2,777
CVR Energy Inc., 5.75%, 02/15/28 (Call 02/15/23)(b)	3	2,745
Devon Energy Corp., 4.50%, 01/15/30 (Call 01/15/25)	35	33,441
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	35	31,813
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(b)	5	4,771
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/23)(b)	7	6,918
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(b)	10	8,729
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(b)	5	4,393
5.00%, 01/15/29 (Call 07/15/28)	5	4,897
7.00%, 02/01/30 (Call 11/01/29)	10	10,707
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	45	39,512
3.63%, 09/10/28 (Call 06/10/28)	40	39,021
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)(c)	10	9,019
3.48%, 03/19/30 (Call 12/19/29)	25	23,949
Global Marine Inc., 7.00%, 06/01/28	2	1,182
Hess Corp.
7.30%, 08/15/31	15	16,749
7.88%, 10/01/29	5	5,712
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	5	4,594
6.00%, 04/15/30 (Call 04/15/25)(b)	5	4,612
6.00%, 02/01/31 (Call 02/01/26)(b)	5	4,530
6.25%, 04/15/32 (Call 05/15/27)(b)	5	4,497
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(b)(c)	3	2,871
10.13%, 01/15/28 (Call 01/15/23)	3	3,035
MEG Energy Corp., 5.88%, 02/01/29 (Call 02/01/24)(b)	5	4,649
Murphy Oil Corp.
6.38%, 07/15/28 (Call 07/15/24)	5	4,925
7.05%, 05/01/29	5	4,918
Nabors Industries Ltd., 7.50%, 01/15/28 (Call 01/15/23)(b)(c)	3	2,702
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(b)	5	4,802
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)(c)	9	9,373
6.63%, 09/01/30 (Call 03/01/30)	11	11,759
7.50%, 05/01/31	6	6,760
7.88%, 09/15/31	3	3,425
8.88%, 07/15/30 (Call 01/15/30)	8	9,360
Oil & Gas Holding Co. BSCC (The), 7.50%, 10/25/27(d)	200	204,078
Ovintiv Inc., 8.13%, 09/15/30	10	11,117
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	6	5,074
4.63%, 05/01/30 (Call 05/01/25)(b)	6	5,159
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	3	2,539
5.15%, 11/15/29 (Call 08/15/29)	3	2,640
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/23)(c)	6	5,392

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Petrobras Global Finance BV, 5.60%, 01/03/31 (Call 10/03/30)	$100	$96,801
Petroleos Mexicanos
5.95%, 01/28/31 (Call 10/28/30)	25	18,836
6.70%, 02/16/32 (Call 11/16/31)	32	24,998
6.84%, 01/23/30 (Call 10/23/29)	113	91,956
Petronas Capital Ltd., 2.48%, 01/28/32 (Call 10/28/31)(d)	200	174,006
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)(c)	10	8,205
Phillips 66 Co., 3.75%, 03/01/28 (Call 12/01/27)(b)	10	9,423
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)	35	28,550
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(b)	3	2,737
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)(c)	5	4,635
8.25%, 01/15/29 (Call 01/15/24)	4	4,208
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(b)(c)	5	4,640
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	25	24,512
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30 (Call 02/13/30)(d)	200	180,804
SM Energy Co., 6.50%, 07/15/28 (Call 07/15/24)	3	2,893
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	8	7,124
5.38%, 02/01/29 (Call 02/01/24)	5	4,732
5.38%, 03/15/30 (Call 03/15/25)	9	8,425
7.75%, 10/01/27 (Call 10/03/22)	3	3,105
8.38%, 09/15/28 (Call 09/15/23)(c)	3	3,158
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	8	6,885
4.50%, 04/30/30 (Call 04/30/25)	6	5,122
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(b)	3	2,770
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	15	13,597
3.46%, 02/19/29 (Call 11/19/28)	5	4,786
TotalEnergies Capital SA, 3.88%, 10/11/28	4	3,922
Transocean Inc., 7.50%, 04/15/31(c)	3	1,734
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)	35	33,518
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(b)(c)	3	2,915
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	5	4,790
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(b)	20	19,171

		1,576,185

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28 (Call 04/01/23)(b)	6	5,476
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29 (Call 08/07/29)	5	4,486
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(b)(c)	3	2,783
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(c)	25	22,131
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)	3	2,588
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	10	9,538
4.30%, 05/01/29 (Call 02/01/29)(b)	10	9,662
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 10/03/22)	5	4,631
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(b)(c)	15	13,603

		74,898

Security	Par (000)	Value

Packaging & Containers — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	$5	$4,315
4.00%, 09/01/29 (Call 05/15/24)(b)	10	8,222
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(c)	10	8,119
3.13%, 09/15/31 (Call 06/15/31)	7	5,697
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(b)	4	3,605
Clydesdale Acquisition Holdings Inc., 8.75%, 04/15/30 (Call 04/15/25)(b)	10	8,693
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	4	3,857
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(b)	4	3,436
Graphic Packaging International LLC
3.50%, 03/15/28(b)	6	5,356
3.50%, 03/01/29 (Call 09/01/28)(b)	5	4,293
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 10/03/22)(b)	5	4,291
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(b)	5	4,500
8.25%, 11/01/29 (Call 11/01/24)(b)	3	2,429
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)	3	2,430
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	10	8,879
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(b)	7	6,132
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(b)	5	4,406
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	3	2,735
5.00%, 04/15/29 (Call 04/15/25)(b)	3	2,853
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)(c)	5	4,580
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	20	17,337
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)(c)	3	2,657
WRKCo Inc.
4.00%, 03/15/28 (Call 12/15/27)	10	9,651
4.90%, 03/15/29 (Call 12/15/28)	10	9,993

		138,466

Pharmaceuticals — 0.8%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	40	36,566
4.25%, 11/14/28 (Call 08/14/28)	25	24,585
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	5	4,099
5.13%, 03/01/30 (Call 03/01/25)(b)	4	3,435
6.13%, 08/01/28 (Call 08/01/23)(b)	3	2,820
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	25	23,872
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	60	49,185
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)	11	7,593
5.00%, 01/30/28 (Call 01/30/23)(b)	9	3,383
5.00%, 02/15/29 (Call 02/15/24)(b)	7	2,731
5.25%, 01/30/30 (Call 01/30/25)(b)	9	3,326
5.25%, 02/15/31 (Call 02/15/26)(b)	7	2,685
6.25%, 02/15/29 (Call 02/15/24)(b)	11	4,152
7.00%, 01/15/28 (Call 01/15/23)(b)	5	1,879
7.25%, 05/30/29 (Call 05/30/24)(b)(c)	7	2,580
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(b)	6	5,730
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	50	40,835
2.95%, 03/15/32 (Call 12/15/31)	15	13,606

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 07/26/29 (Call 04/26/29)	$7	$6,684
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	45	38,567
4.38%, 10/15/28 (Call 07/15/28)	15	14,782
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)	30	24,445
3.25%, 08/15/29 (Call 05/15/29)	45	41,186
4.30%, 03/25/28 (Call 12/25/27)	30	29,670
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	6	5,580
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	25	24,229
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(b)(c)	5	4,388
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 06/30/28 (Call 06/30/23)(b)	5	279
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)(c)	10	8,569
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	25	24,550
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	5	3,977
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	10	9,021
Johnson & Johnson
2.90%, 01/15/28 (Call 10/15/27)	25	23,970
6.95%, 09/01/29	10	12,026
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 11.50%, 12/15/28 (Call 06/15/27)(b)	5	4,503
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	20	19,499
Merck & Co. Inc.
2.15%, 12/10/31 (Call 09/10/31)	25	21,285
3.40%, 03/07/29 (Call 12/07/28)	25	24,085
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	5	4,404
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	15	13,447
5.13%, 04/30/31 (Call 04/30/26)(b)	15	13,126
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(b)	4	3,416
6.63%, 04/01/30 (Call 04/01/25)(b)	5	4,611
Perrigo Finance Unlimited Co., 4.40%, 06/15/30 (Call 03/15/30)	5	4,338
Pfizer Inc., 2.63%, 04/01/30 (Call 01/01/30)	50	45,210
Prestige Brands Inc., 3.75%, 04/01/31 (Call 04/01/26)(b)	7	5,612
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	15	11,830
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)	24	23,383

		703,734

Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29 (Call 06/15/24)(b)	5	4,594
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	5	4,805
Buckeye Partners LP
4.13%, 12/01/27 (Call 09/01/27)	3	2,674
4.50%, 03/01/28 (Call 12/01/27)(b)	5	4,425
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	14	13,482
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(c)	10	7,999
4.00%, 03/01/31 (Call 03/01/26)	11	9,594
4.50%, 10/01/29 (Call 10/01/24)(c)	11	10,134
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	3	2,520
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	10	8,849
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 02/01/29 (Call 02/01/24)(b)	5	4,619
8.00%, 04/01/29 (Call 04/01/24)(b)	5	4,973

Security	Par (000)	Value

Pipelines (continued)
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	$3	$2,510
5.13%, 05/15/29 (Call 02/15/29)	5	4,879
8.13%, 08/16/30	2	2,252
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(b)	3	2,807
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	8	7,032
4.38%, 06/15/31 (Call 06/15/26)(b)	7	6,025
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32 (Call 11/15/31)(b)	25	21,756
Energy Transfer LP
4.95%, 06/15/28 (Call 03/15/28)(c)	50	49,189
5.25%, 04/15/29 (Call 01/15/29)	20	19,740
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	7	6,555
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	45	39,621
4.15%, 10/16/28 (Call 07/16/28)	10	9,811
EQM Midstream Partners LP
4.50%, 01/15/29 (Call 07/15/28)(b)	7	6,094
4.75%, 01/15/31 (Call 07/15/30)(b)	10	8,643
5.50%, 07/15/28 (Call 04/15/28)	7	6,412
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28 (Call 02/01/23)(c)	5	4,662
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	5	4,591
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	6	5,753
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	5	4,311
5.50%, 10/15/30 (Call 10/15/25)(b)	5	4,598
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(b)(c)	5	4,617
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	9	7,633
Kinder Morgan Inc.
4.30%, 03/01/28 (Call 12/01/27)	60	58,636
4.80%, 02/01/33 (Call 11/01/32)	10	9,649
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(b)	7	6,669
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	10	8,346
4.80%, 02/15/29 (Call 11/15/28)	9	8,806
4.95%, 09/01/32	10	9,689
NuStar Logistics LP, 6.38%, 10/01/30 (Call 04/01/30)(c)	5	4,552
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	10	8,852
4.55%, 07/15/28 (Call 04/15/28)	25	24,246
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	5	4,383
Rockies Express Pipeline LLC
4.80%, 05/15/30 (Call 02/15/30)(b)	3	2,549
4.95%, 07/15/29 (Call 04/15/29)(b)	4	3,606
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	45	42,923
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(b)	5	4,295
6.00%, 12/31/30 (Call 12/31/25)(b)	5	4,403
6.00%, 09/01/31 (Call 09/01/26)(b)	5	4,399
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)	20	18,574
5.50%, 03/01/30 (Call 03/01/25)	15	14,518
6.88%, 01/15/29 (Call 01/15/24)	15	15,277

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	$5	$4,661
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	25	23,757
4.25%, 05/15/28 (Call 02/15/28)	15	14,635
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	20	17,859
4.00%, 03/15/28 (Call 12/15/27)	10	9,610
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (Call 02/15/29)(b)	9	7,902
4.13%, 08/15/31 (Call 02/15/31)(b)	10	8,718
Western Midstream Operating LP
4.30%, 02/01/30 (Call 11/01/29)	10	8,996
4.75%, 08/15/28 (Call 05/15/28)	10	9,425
Williams Companies Inc. (The), 2.60%, 03/15/31 (Call 12/15/30)	10	8,352

		676,446

Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(b)(c)	5	4,950
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	5	4,231
4.38%, 02/01/31 (Call 02/01/26)(b)	5	4,003
5.38%, 08/01/28 (Call 08/01/23)(b)	5	4,449
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(b)	5	4,251
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	4	3,334
4.75%, 02/01/30 (Call 09/01/24)	5	4,032
5.00%, 03/01/31 (Call 03/01/26)	5	4,121
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(b)	7	5,276
5.75%, 01/15/29 (Call 01/15/24)(b)	7	5,488

		44,135

Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities Inc.
3.38%, 08/15/31 (Call 05/15/31)	25	22,255
3.95%, 01/15/28 (Call 10/15/27)	5	4,813
American Finance Trust Inc./American Finance Operating
Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(b)	5	4,015
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	65	52,524
2.90%, 01/15/30 (Call 10/15/29)	5	4,309
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)	4	3,238
AvalonBay Communities Inc., 3.20%, 01/15/28 (Call 10/15/27)	35	32,778
Boston Properties LP
2.90%, 03/15/30 (Call 12/15/29)	10	8,513
4.50%, 12/01/28 (Call 09/01/28)	10	9,728
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	15	11,616
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	5	4,883
Crown Castle Inc.
2.25%, 01/15/31 (Call 10/15/30)	25	20,256
3.80%, 02/15/28 (Call 11/15/27)	25	23,603
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(b)	3	2,543
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)(c)	25	23,021
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	5	3,430
4.75%, 02/15/28 (Call 08/15/27)	4	2,940

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	$5	$4,845
EPR Properties, 3.60%, 11/15/31 (Call 08/15/31)	25	19,557
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	30	24,474
3.20%, 11/18/29 (Call 08/18/29)(c)	15	13,434
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	25	22,635
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	5	4,374
4.00%, 03/01/29 (Call 12/01/28)	25	23,604
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)(c)	5	4,321
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	10	8,094
5.30%, 01/15/29 (Call 10/15/28)	10	9,689
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)(c)	3	2,412
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	10	8,599
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	15	13,272
Highwoods Realty LP, 2.60%, 02/01/31 (Call 11/01/30)	25	19,886
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/15/29)	25	21,311
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	10	9,398
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	25	18,949
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	8	6,666
4.88%, 09/15/27 (Call 09/15/22)(b)	7	6,423
4.88%, 09/15/29 (Call 09/15/24)(b)	7	6,075
5.00%, 07/15/28 (Call 07/15/23)(b)	4	3,651
5.25%, 03/15/28 (Call 12/27/22)(b)	6	5,541
5.25%, 07/15/30 (Call 07/15/25)(b)	9	7,965
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	5	4,171
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	10	8,465
Kimco Realty Corp., 3.20%, 04/01/32 (Call 01/01/32)	25	21,643
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29 (Call 06/15/24)(b)	5	4,257
Life Storage LP, 2.40%, 10/15/31 (Call 07/15/31)	25	19,982
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	10	9,538
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	10	7,507
4.63%, 08/01/29 (Call 08/01/24)	6	5,042
5.00%, 10/15/27 (Call 10/15/22)	10	9,038
Omega Healthcare Investors Inc., 3.38%, 02/01/31 (Call 11/01/30)	10	8,143
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	6	5,287
5.88%, 10/01/28 (Call 10/01/23)(b)	5	4,596
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	10	7,655
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	10	8,848
2.30%, 05/01/31 (Call 02/01/31)	10	8,515
Realty Income Corp., 3.65%, 01/15/28 (Call 10/15/27)	35	33,555
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	5	4,358
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)(c)	5	4,354
4.75%, 10/15/27 (Call 10/15/22)(c)	5	4,546
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(b)(c)	5	4,205

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)	$10	$7,944
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	10	8,030
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)	11	9,061
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	2	1,490
4.38%, 02/15/30 (Call 08/15/29)	3	2,200
4.95%, 10/01/29 (Call 07/01/29)	4	3,021
5.50%, 12/15/27 (Call 09/15/27)	3	2,602
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	50	43,115
3.38%, 12/01/27 (Call 09/01/27)	10	9,454
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	30	25,840
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	15	11,870
4.50%, 03/15/28 (Call 12/15/27)	5	4,802
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	20	16,046
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	5	4,819
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(b)	5	3,545
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	5	4,206
6.50%, 02/15/29 (Call 02/15/24)(b)	8	6,092
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	10	9,639
VICI Properties LP, 5.13%, 05/15/32 (Call 02/15/32)	20	19,059
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	10	8,903
4.13%, 08/15/30 (Call 02/15/25)(b)	5	4,393
4.63%, 12/01/29 (Call 12/01/24)(b)	10	9,236
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	25	21,739
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	50	44,016
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	35	32,991
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(b)	5	4,389

		1,001,847

Retail — 0.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	5	4,300
3.88%, 01/15/28 (Call 10/03/22)(b)	11	9,633
4.00%, 10/15/30 (Call 10/15/25)(b)	21	17,041
4.38%, 01/15/28 (Call 11/15/22)(b)	6	5,404
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(b)	15	11,777
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)(c)	3	2,819
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	10	9,041
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(b)	5	4,183
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	3	2,679
4.63%, 11/15/29 (Call 11/15/24)(b)	6	5,146
4.75%, 03/01/30 (Call 03/01/25)	3	2,560
5.00%, 02/15/32 (Call 11/15/26)(b)	5	4,177
At Home Group Inc.
4.88%, 07/15/28 (Call 07/15/23)(b)(c)	2	1,465
7.13%, 07/15/29 (Call 07/15/24)(b)(c)	5	3,210
AutoNation Inc., 2.40%, 08/01/31 (Call 05/01/31)	25	19,174
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	25	23,740
Bath & Body Works Inc.
5.25%, 02/01/28(c)	5	4,488
6.63%, 10/01/30 (Call 10/01/25)(b)	10	9,088
Beacon Roofing Supply Inc., 4.13%, 05/15/29 (Call 05/15/24)(b) .	3	2,534
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	15	14,722

Security	Par (000)	Value

Retail (continued)
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(b)	$3	$2,619
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(b)	3	2,262
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(b)	5	2,843
5.88%, 10/01/28 (Call 10/01/23)(b)	5	3,003
10.25%, 05/01/30 (Call 05/01/27)(b)	24	18,939
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	25	21,104
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	20	19,674
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	44	42,888
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29 (Call 04/01/24)(b)	6	4,907
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	7	6,113
6.75%, 01/15/30 (Call 01/15/25)(b)	9	7,345
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	3	2,637
5.63%, 01/01/30 (Call 01/01/25)(b)	5	4,474
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	3	2,450
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(b)(c)	3	2,454
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	5	3,479
3.88%, 10/01/31 (Call 10/01/26)(b)	7	4,860
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	6	5,128
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	3	2,547
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	25	20,057
2.95%, 06/15/29 (Call 03/15/29)	50	46,499
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	6	4,501
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	8	6,764
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	5	4,228
4.38%, 01/15/31 (Call 10/15/25)(b)	7	6,126
Lowe’s Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	25	21,438
3.65%, 04/05/29 (Call 01/05/29)	15	14,192
3.75%, 04/01/32 (Call 01/01/32)	25	23,120
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(b)(c)	3	2,596
5.88%, 03/15/30 (Call 03/15/25)(b)	3	2,564
6.13%, 03/15/32 (Call 03/15/27)(b)(c)	5	4,206
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	15	12,886
3.80%, 04/01/28 (Call 01/01/28)	30	29,429
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(b)	6	4,603
7.88%, 05/01/29 (Call 05/01/24)(b)(c)	10	6,644
Murphy Oil USA Inc., 3.75%, 02/15/31 (Call 02/15/26)(b)	5	4,235
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	4	2,930
4.38%, 04/01/30 (Call 01/01/30)	3	2,310
6.95%, 03/15/28	2	1,928
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	39	38,564
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(b)(c)	3	2,571

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(b)	$3	$2,181
6.75%, 08/01/29 (Call 08/01/24)(b)	3	2,259
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(b)	5	4,093
Penske Automotive Group Inc., 3.75%, 06/15/29 (Call 06/15/24)	5	4,231
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(b)	10	9,000
7.75%, 02/15/29 (Call 02/15/24)(b)(c)	10	9,388
QVC Inc., 4.38%, 09/01/28 (Call 06/01/28)	4	3,037
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)	5	4,249
4.88%, 11/15/31 (Call 11/15/26)(b)	5	4,170
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	5	4,443
6.00%, 12/01/29 (Call 12/01/24)(b)	6	4,887
6.13%, 07/01/29 (Call 07/01/24)(b)	5	4,107
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	11	10,586
3.55%, 08/15/29 (Call 05/15/29)	15	14,126
4.00%, 11/15/28 (Call 08/15/28)	20	19,628
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(b)	5	4,421
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	5	4,409
Target Corp., 2.35%, 02/15/30 (Call 11/15/29)	10	8,804
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	10	9,721
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(b)(c)	5	3,963
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)(c)	5	4,401
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	8	6,734
4.63%, 01/31/32 (Call 10/01/26)(c)	8	7,068
4.75%, 01/15/30 (Call 10/15/29)(b)	6	5,469
5.38%, 04/01/32 (Call 04/01/27)	7	6,448

		741,121

Semiconductors — 0.4%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	10	9,670
Amkor Technology Inc., 6.63%, 09/15/27 (Call 10/03/22)(b)(c)	4	3,910
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	15	13,871
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	40	31,920
5.00%, 04/15/30 (Call 01/15/30)	25	24,437
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(b)	5	4,601
5.95%, 06/15/30 (Call 06/15/25)(b)	6	5,695
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	3	2,528
4.38%, 04/15/28 (Call 04/15/23)(b)	3	2,650
Intel Corp., 3.90%, 03/25/30 (Call 12/25/29)	35	33,846
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	35	34,393
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	25	20,588
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	15	11,671
5.33%, 02/06/29 (Call 11/06/28)	10	9,867
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	15	13,072
2.00%, 06/15/31 (Call 03/15/31)	10	8,445
NXP BV/NXP Funding LLC/NXP USA Inc.
2.65%, 02/15/32 (Call 11/15/31)	10	8,075
3.40%, 05/01/30 (Call 02/01/30)	10	8,853

Security	Par (000)	Value

Semiconductors (continued)
5.00%, 01/15/33 (Call 10/15/32)	$10	$9,676
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	5	4,458
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	20	17,804
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	35	30,635
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	3	2,568
Texas Instruments Inc., 2.25%, 09/04/29 (Call 06/04/29)	20	17,826

		331,059

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	30	27,892

Software — 0.4%
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	10	8,853
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	7	6,138
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	30	26,408
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(b)	6	5,749
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	7	6,007
4.88%, 07/01/29 (Call 06/30/24)(b)	7	5,794
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(b)	4	3,565
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(b)(c)	5	4,437
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	5	4,232
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/22)(b)	7	6,215
Fidelity National Information Services Inc., 2.25%, 03/01/31 (Call 12/01/30)	25	20,315
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	35	31,989
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)(c)	5	4,204
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(b)	17	14,430
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(b)	6	5,129
3.63%, 11/01/31 (Call 11/01/26)(b)	5	4,191
3.88%, 02/15/31 (Call 06/01/25)(b)	7	6,034
4.00%, 11/15/29 (Call 11/15/24)(b)(c)	7	6,218
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	7	5,965
3.88%, 12/01/29 (Call 12/01/24)(b)	5	4,095
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	7	5,638
4.13%, 12/01/31 (Call 12/01/26)(b)	5	3,964
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	25	20,727
2.95%, 04/01/30 (Call 01/01/30)	40	34,094
3.25%, 11/15/27 (Call 08/15/27)	15	13,870
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	5	4,256
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)(c)	4	2,890
5.38%, 12/01/28 (Call 12/01/23)(b)	5	2,844
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	8	6,726
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(b)	5	3,849
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	15	14,640
RRD Parent Inc., 10.00%, 10/15/31(b)	7	11,389
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)(c)	35	34,617
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 10/03/22)(b)	15	14,211
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)	35	32,272

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	$3	$2,505
3.88%, 03/15/31 (Call 03/15/26)(c)	4	3,233
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	5	4,266
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	5	4,364

		400,323

Telecommunications — 1.1%
Altice France Holding SA, 6.00%, 02/15/28 (Call 02/15/23)(b)	10	6,837
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(b)	15	11,847
Altice France SA/France
5.13%, 07/15/29 (Call 04/15/24)(b)	20	15,198
5.50%, 01/15/28 (Call 10/03/22)(b)	10	8,274
AT&T Inc.
4.10%, 02/15/28 (Call 11/15/27)	70	68,185
4.30%, 02/15/30 (Call 11/15/29)	20	19,234
4.35%, 03/01/29 (Call 12/01/28)(c)	45	43,853
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	8	4,369
British Telecommunications PLC
4.88%, 11/23/81 (Call 08/23/31)(a)(b)	5	4,256
9.63%, 12/15/30	25	30,763
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(b)	10	8,872
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	9	7,649
7.13%, 07/01/28 (Call 07/01/23)(b)(c)	5	4,111
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	3	2,321
6.50%, 10/01/28 (Call 10/01/23)(b)	6	4,889
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	35	43,083
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	15	13,152
5.88%, 10/15/27 (Call 10/15/23)(b)	10	9,350
5.88%, 11/01/29 (Call 11/01/24)	5	4,082
6.00%, 01/15/30 (Call 10/15/24)(b)	7	5,775
6.75%, 05/01/29 (Call 05/01/24)(b)(c)	7	6,039
8.75%, 05/15/30 (Call 05/15/25)(b)	9	9,262
Iliad Holding SASU, 7.00%, 10/15/28 (Call 10/15/24)(b)	7	6,446
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(b)	22	19,991
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(b)	6	4,820
3.75%, 07/15/29 (Call 01/15/24)(b)	7	5,633
4.25%, 07/01/28 (Call 07/01/23)(b)	9	7,487
4.63%, 09/15/27 (Call 10/03/22)(b)	7	6,180
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	7	5,142
Lumen Technologies Inc.
4.50%, 01/15/29 (Call 01/15/24)(b)	7	5,225
5.38%, 06/15/29 (Call 06/15/24)(b)	7	5,462
Series G, 6.88%, 01/15/28(c)	3	2,724
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	50	49,193
Orange SA, 9.00%, 03/01/31	25	31,947
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(b)	5	5,008
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)(b)	25	22,759
Sprint Capital Corp.
6.88%, 11/15/28	18	19,009
8.75%, 03/15/32	14	16,893
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(b)	4	3,967
4.13%, 06/15/29 (Call 06/15/24)(b)	3	3,000

Security	Par (000)	Value

Telecommunications (continued)
Telesat Canada/Telesat LLC, 6.50%, 10/15/27 (Call 10/15/22)(b)	$5	$2,064
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	10	8,890
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	50	41,656
2.63%, 02/15/29 (Call 02/15/24)	7	6,008
2.88%, 02/15/31 (Call 02/15/26)	7	5,918
3.38%, 04/15/29 (Call 04/15/24)	17	15,301
3.50%, 04/15/31 (Call 04/15/26)	20	17,619
3.88%, 04/15/30 (Call 01/15/30)	50	46,218
4.75%, 02/01/28 (Call 02/01/23)	11	10,751
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	35	27,840
2.36%, 03/15/32 (Call 12/15/31)	50	41,004
2.55%, 03/21/31 (Call 12/21/30)	35	29,602
4.02%, 12/03/29 (Call 09/03/29)	35	33,576
4.33%, 09/21/28	30	29,594
ViaSat Inc., 6.50%, 07/15/28 (Call 07/15/23)(b)	3	2,326
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	10	8,056
4.75%, 07/15/31 (Call 07/15/26)(b)	10	8,238
Vodafone Group PLC
4.13%, 06/04/81 (Call 03/04/31)(a)	7	5,510
4.38%, 05/30/28	25	24,705
7.00%, 04/04/79 (Call 01/04/29)(a)	15	15,511
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(b)(c)	10	8,684
Zayo Group Holdings Inc., 6.13%, 03/01/28 (Call 03/01/23)(b)(c)	8	6,129

		947,487

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	10	9,201
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(b)	5	4,461

		13,662

Transportation — 0.2%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	10	9,621
Canadian Pacific Railway Co., 2.45%, 12/02/31 (Call 09/02/31)	25	21,389
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(b)	5	4,573
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(b)	3	2,350
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	5	4,828
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)(c)	40	39,138
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	10	9,574
4.25%, 05/15/30 (Call 02/15/30)	10	9,769
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	6	5,173
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	10	8,987
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	10	8,881
3.00%, 03/15/32 (Call 12/15/31)	5	4,490
3.80%, 08/01/28 (Call 05/01/28)	20	19,503
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)	10	8,818
2.80%, 02/14/32 (Call 12/15/31)	10	8,900
3.95%, 09/10/28 (Call 06/10/28)	20	19,721
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)(c)	10	10,243
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)	25	21,079

		217,037

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing — 0.0%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/01/24)(b)	$7	$5,992
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	25	22,908

		28,900

Water — 0.0%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	10	8,951
3.75%, 09/01/28 (Call 06/01/28)	5	4,844
4.45%, 06/01/32 (Call 03/01/32)(c)	10	9,925

		23,720

Total Corporate Bonds & Notes — 23.4% (Cost: $23,599,767)		20,854,295

Foreign Government Obligations(f)

Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(g)	150	31,347
1.00%, 07/09/29	30	6,437
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 10/03/22)(g)	60	14,400
1.00%, 07/09/29 (Call 10/03/22)	20	4,656

		56,840

Brazil — 0.2%
Brazilian Government International Bond, 3.75%, 09/12/31(c)	200	170,352

Canada — 0.1%
Province of Alberta Canada, 3.30%, 03/15/28	65	63,437
Province of New Brunswick Canada, 3.63%, 02/24/28	15	14,913
Province of Ontario Canada, 2.13%, 01/21/32	50	43,546
Province of Quebec Canada, Series PD, 7.50%, 09/15/29	10	12,261

		134,157

Colombia — 0.2%
Colombia Government International Bond, 3.00%, 01/30/30 (Call 10/30/29)	200	154,906

Dominican Republic — 0.2%
Dominican Republic International Bond, 5.50%, 02/22/29 (Call 12/22/28)(d)	150	137,103

Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(h)	10	3,433
5.50%, 07/31/30(d)(g)	30	15,970

		19,403

Hong Kong — 0.2%
Airport Authority, 2.40%, (Call 03/08/28)(a)(d)(e)	200	176,894

Japan — 0.2%
Japan Bank for International Cooperation, 1.88%, 04/15/31	200	172,688

Mexico — 0.2%
Mexico Government International Bond, 4.75%, 04/27/32 (Call 01/27/32)(c)	200	193,884

Oman — 0.2%
Oman Government International Bond, 5.63%, 01/17/28(d)	200	196,784

Panama — 0.1%
Panama Government International Bond, 9.38%, 04/01/29	40	48,900

Security	Par (000)	Value

Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31 (Call 10/23/30)	$50	$42,680
2.84%, 06/20/30	50	43,439

		86,119

Philippines — 0.1%
Philippine Government International Bond, 6.38%, 01/15/32	100	114,023

Qatar — 0.2%
Qatar Government International Bond, 9.75%, 06/15/30(b)	100	139,543

Romania — 0.0%
Romanian Government International Bond, 3.63%, 03/27/32(d)	20	16,139

Saudi Arabia — 0.2%
Saudi Government International Bond, 2.75%, 02/03/32(d)	200	183,214

South Africa — 0.2%
Republic of South Africa Government International Bond, 4.85%, 09/30/29	200	176,924

Supranational — 0.4%
Asian Development Bank
0.75%, 10/08/30	40	32,530
1.75%, 09/19/29	45	40,296
1.88%, 01/24/30	5	4,495
European Investment Bank, 1.63%, 10/09/29	75	66,803
Inter-American Development Bank
2.25%, 06/18/29	55	51,032
3.13%, 09/18/28	100	97,906
International Bank for Reconstruction & Development
1.63%, 11/03/31	50	43,194
1.75%, 10/23/29	50	44,969
International Finance Corp., 0.75%, 08/27/30	20	16,304

		397,529

Turkey — 0.2%
Turkey Government International Bond, 5.13%, 02/17/28	200	157,060

Ukraine — 0.0%
Ukraine Government International Bond, 7.75%, 09/01/29(d)(i)(j)	100	20,250

United Arab Emirates — 0.2%
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	176,048

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 01/23/31 (Call 10/23/30)	30	30,640

Total Foreign Government Obligations — 3.3% (Cost: $3,425,364)		2,959,400

Municipal Debt Obligations

California — 0.1%
State of California GO, 2.50%, 10/01/29	50	45,128
University of California RB, Series BG, 1.32%, 05/15/27 (Call 03/15/27)	10	8,876

		54,004

Total Municipal Debt Obligations — 0.1% (Cost: $62,053)		54,004

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 50.1%
Federal Home Loan Mortgage Corp.
2.00%, 10/01/50	$90	$77,829
2.50%, 01/01/33	10	9,274
3.00%, 03/01/46	123	115,393
3.00%, 07/01/46	9	8,624
3.00%, 08/01/46	55	51,626
3.00%, 09/01/46	39	36,614
3.00%, 10/01/46	21	19,932
3.00%, 12/01/46	191	178,917
3.00%, 01/01/47	31	29,604
3.00%, 02/01/47	103	97,220
3.00%, 06/01/47	86	81,176
3.00%, 08/01/47	12	11,410
3.00%, 09/01/47	24	22,966
3.00%, 10/01/47	21	19,891
3.50%, 06/01/34	8	8,247
3.50%, 03/01/38	54	52,374
3.50%, 10/01/42	44	42,467
3.50%, 10/01/44	19	18,511
3.50%, 03/01/46	104	100,685
3.50%, 12/01/46	12	12,030
3.50%, 01/01/47	20	19,686
3.50%, 04/01/47	31	29,987
3.50%, 07/01/47	30	29,119
3.50%, 08/01/47	5	4,596
3.50%, 09/01/47	70	66,859
3.50%, 12/01/47	4	3,739
3.50%, 02/01/48	69	66,752
3.50%, 03/01/48	31	29,200
3.50%, 05/01/48	19	18,224
3.50%, 04/01/49	53	50,690
3.50%, 05/01/49	11	10,587
3.50%, 06/01/49	15	14,911
4.00%, 09/01/45	12	12,261
4.00%, 02/01/46	98	97,054
4.00%, 10/01/46	6	5,795
4.00%, 10/01/47	3	2,589
4.00%, 01/01/48	22	21,654
4.00%, 02/01/48	10	9,703
4.00%, 06/01/48	24	24,333
4.00%, 12/01/48	14	14,190
4.00%, 01/01/49	4	3,871
4.50%, 10/01/48	25	25,258
4.50%, 01/01/49	11	11,288
5.00%, 12/01/41	192	201,084
Federal National Mortgage Association
3.00%, 02/01/47	32	29,963
3.50%, 11/01/51	301	293,111
4.00%, 02/01/47	28	28,097
4.00%, 02/01/57	23	22,855
Series 2018-M12, Class A2, 3.77%, 08/25/30(a)	280	276,181
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	209,452
Freddie Mac Multifamily Structured Pass Through Certificates
Series K056, Class A2, 2.53%, 05/25/26 (Call 06/25/26)	35	33,461
Series K066, Class A2, 3.12%, 06/25/27 (Call 07/25/27)	100	97,085
Series K078, Class A2, 3.85%, 06/25/28 (Call 10/25/28)	175	175,516
Series K090, Class A2, 3.42%, 02/25/29 (Call 10/25/29)	100	97,687
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	70	65,753

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association
2.00%, 08/20/50	$176	$156,118
2.00%, 12/20/50	390	345,293
2.00%, 10/20/51	522	462,080
2.00%, 12/20/51	1,251	1,107,380
2.00%, 09/21/52(k)	75	66,227
2.50%, 12/20/46	42	38,758
2.50%, 01/20/47	20	18,091
2.50%, 08/20/50	159	146,385
2.50%, 09/20/50	226	207,916
2.50%, 01/20/51	225	206,430
2.50%, 02/20/51	107	97,891
2.50%, 05/20/51	266	243,836
2.50%, 07/20/51	998	912,626
2.50%, 08/20/51	652	596,365
2.50%, 11/20/51	1,059	967,773
2.50%, 12/20/51	336	307,091
2.50%, 02/20/52	729	665,160
3.00%, 03/20/45	37	34,985
3.00%, 05/20/45	81	77,151
3.00%, 07/20/45	69	65,729
3.00%, 10/20/45	7	7,097
3.00%, 11/20/45	235	223,622
3.00%, 12/20/45	22	20,558
3.00%, 01/20/46	11	10,817
3.00%, 02/20/46	26	24,909
3.00%, 03/20/46	64	61,364
3.00%, 05/20/46	31	29,917
3.00%, 06/20/46	22	21,432
3.00%, 07/20/46	19	18,037
3.00%, 08/20/46	101	96,392
3.00%, 09/20/46	61	57,782
3.00%, 11/20/46	31	29,632
3.00%, 12/20/46	93	88,273
3.00%, 02/20/47	20	19,081
3.00%, 06/20/47	30	28,300
3.00%, 11/20/47	121	115,074
3.00%, 02/20/48	20	19,235
3.00%, 04/20/49	388	369,116
3.00%, 09/20/49	16	15,555
3.00%, 01/20/50	117	110,534
3.00%, 02/20/50	127	120,497
3.00%, 08/20/50	126	119,194
3.00%, 10/20/51	11	10,199
3.00%, 11/20/51	209	197,223
3.00%, 02/20/52	29	27,330
3.50%, 09/20/42	232	228,112
3.50%, 10/20/42	10	9,428
3.50%, 12/20/42	95	93,797
3.50%, 04/20/43	69	68,127
3.50%, 11/20/45	44	43,360
3.50%, 12/20/45	4	4,230
3.50%, 03/20/46	50	49,123
3.50%, 04/20/46	23	22,713
3.50%, 06/20/46	82	79,964
3.50%, 12/20/46	21	20,531
3.50%, 01/20/47	6	5,423
3.50%, 02/20/47	14	13,655
3.50%, 03/20/47	6	6,169
3.50%, 09/20/47	20	19,239

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/20/47	$32	$30,720
3.50%, 12/15/47	64	62,255
3.50%, 02/20/48	18	17,887
3.50%, 04/20/48	61	58,755
3.50%, 08/20/48	40	39,093
3.50%, 01/20/49	17	16,728
3.50%, 09/20/49	45	43,321
3.50%, 12/20/49	25	24,370
3.50%, 03/20/50	44	42,752
3.50%, 05/20/50	56	53,996
3.50%, 09/21/52(k)	325	313,358
4.00%, 04/20/47	85	84,836
4.00%, 06/20/47	58	57,276
4.00%, 07/20/47	153	152,146
4.00%, 11/20/47	31	30,679
4.00%, 03/20/48	40	39,434
4.00%, 04/20/48	19	18,612
4.00%, 05/15/48	8	7,957
4.00%, 05/20/48	48	47,361
4.00%, 08/20/48	51	50,784
4.00%, 09/20/48	20	20,337
4.00%, 11/20/48	111	110,432
4.00%, 02/20/50	72	71,519
4.00%, 09/21/52(k)	450	443,426
4.50%, 10/20/46	44	45,501
4.50%, 06/20/47	5	5,113
4.50%, 04/20/48	13	12,690
4.50%, 06/20/48	6	6,043
4.50%, 08/20/48	48	48,076
4.50%, 10/20/48	92	92,580
4.50%, 12/20/48	17	17,166
4.50%, 03/20/49	8	8,560
4.50%, 06/20/49	84	85,095
4.50%, 07/20/49	22	22,295
4.50%, 08/20/49	5	5,229
4.50%, 09/21/52(k)	75	75,012
5.00%, 04/20/48	15	15,013
5.00%, 05/20/48	27	27,309
5.00%, 11/20/48	5	4,947
5.00%, 12/20/48	29	30,100
5.00%, 01/20/49	40	41,243
5.00%, 05/20/49	4	3,817
5.00%, 06/20/49	125	128,226
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	5	4,808
1.50%, 02/01/37	118	106,830
1.50%, 03/01/37	79	72,012
1.50%, 04/01/37	9	8,442
1.50%, 11/01/50	194	159,449
1.50%, 01/01/51	440	361,261
1.50%, 07/01/51	142	116,676
1.50%, 11/01/51	184	150,783
2.00%, 12/01/35	38	34,880
2.00%, 02/01/36	211	195,388
2.00%, 03/01/36	21	19,739
2.00%, 08/01/36	23	21,301
2.00%, 09/01/36	110	101,506
2.00%, 11/01/36	24	22,300
2.00%, 01/01/37	24	22,492
2.00%, 09/19/37(k)	159	146,866

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 05/01/50	$245	$212,875
2.00%, 07/01/50	248	214,282
2.00%, 09/01/50	405	349,190
2.00%, 10/01/50	229	197,949
2.00%, 01/01/51	263	227,064
2.00%, 02/01/51	1,063	917,725
2.00%, 03/01/51	782	674,742
2.00%, 04/01/51	1,209	1,043,138
2.00%, 05/01/51	90	78,095
2.00%, 06/01/51	257	221,821
2.00%, 08/01/51	227	195,712
2.00%, 10/01/51	2,688	2,318,215
2.00%, 11/01/51	236	203,605
2.00%, 12/01/51	532	457,724
2.00%, 01/01/52	965	832,175
2.00%, 02/01/52	1,419	1,220,278
2.00%, 03/01/52	48	41,695
2.00%, 09/14/52(k)	1,082	930,826
2.50%, 04/01/32	31	30,000
2.50%, 07/01/35	33	31,241
2.50%, 10/01/35	67	63,801
2.50%, 05/01/36	38	35,984
2.50%, 07/01/36	102	96,504
2.50%, 09/19/37(k)	50	47,297
2.50%, 04/01/47	35	32,130
2.50%, 06/01/50	55	49,249
2.50%, 07/01/50	75	67,675
2.50%, 08/01/50	113	101,416
2.50%, 09/01/50	630	567,070
2.50%, 10/01/50	468	421,158
2.50%, 11/01/50	1,315	1,182,316
2.50%, 12/01/50	50	44,875
2.50%, 01/01/51	79	70,411
2.50%, 02/01/51	77	69,269
2.50%, 04/01/51	48	42,892
2.50%, 07/01/51	92	82,853
2.50%, 08/01/51	46	41,503
2.50%, 11/01/51	125	111,630
2.50%, 12/01/51	1,067	954,970
2.50%, 01/01/52	478	428,118
2.50%, 03/01/52	72	64,642
2.50%, 04/01/52	1,277	1,142,363
2.50%, 09/14/52(k)	1,467	1,309,756
3.00%, 03/01/30	63	62,328
3.00%, 01/01/31	32	31,667
3.00%, 02/01/31	9	9,053
3.00%, 02/01/32	10	9,484
3.00%, 06/01/32	9	8,313
3.00%, 11/01/32	11	10,281
3.00%, 12/01/32	8	7,832
3.00%, 01/01/33	8	7,904
3.00%, 02/01/33	10	9,591
3.00%, 09/01/34	67	65,036
3.00%, 12/01/34	55	53,236
3.00%, 04/01/35	314	304,359
3.00%, 11/01/42	5	4,798
3.00%, 09/01/43	7	6,316
3.00%, 01/01/44	10	9,310
3.00%, 10/01/44	114	108,262
3.00%, 03/01/45	59	55,804

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/45	$28	$26,439
3.00%, 07/01/46	301	282,905
3.00%, 08/01/46	25	23,602
3.00%, 11/01/46	213	199,746
3.00%, 12/01/46	146	137,379
3.00%, 01/01/47	65	60,272
3.00%, 02/01/47	201	188,563
3.00%, 03/01/47	111	104,106
3.00%, 07/01/47	56	52,404
3.00%, 08/01/47	8	7,735
3.00%, 12/01/47	44	41,192
3.00%, 03/01/48	18	16,754
3.00%, 11/01/48	66	61,893
3.00%, 02/01/49	956	899,084
3.00%, 09/01/49	115	107,714
3.00%, 11/01/49	9	8,075
3.00%, 12/01/49	16	14,592
3.00%, 02/01/50	40	37,574
3.00%, 05/01/51	370	347,597
3.00%, 08/01/51	134	124,196
3.00%, 11/01/51	114	106,107
3.00%, 04/01/52	718	665,374
3.00%, 05/01/52	489	452,667
3.50%, 03/01/33	11	10,619
3.50%, 04/01/33	15	15,115
3.50%, 05/01/33	10	9,738
3.50%, 02/01/34	27	26,258
3.50%, 07/01/34	15	14,964
3.50%, 08/01/34	9	9,384
3.50%, 02/01/45	12	11,486
3.50%, 01/01/46	18	17,931
3.50%, 03/01/46	53	51,270
3.50%, 07/01/46	9	8,645
3.50%, 08/01/46	279	269,154
3.50%, 10/01/46	60	58,023
3.50%, 12/01/46	60	58,218
3.50%, 01/01/47	75	72,438
3.50%, 02/01/47	23	21,851
3.50%, 05/01/47	17	16,627
3.50%, 08/01/47	13	12,450
3.50%, 11/01/47	11	10,780
3.50%, 01/01/48	124	120,209
3.50%, 02/01/48	153	147,170
3.50%, 03/01/48	5	5,083
3.50%, 04/01/48	43	41,542
3.50%, 05/01/48	14	13,381
3.50%, 06/01/48	32	30,733
3.50%, 11/01/48	12	11,445
3.50%, 01/01/49	58	55,865
3.50%, 04/01/49	11	10,390
3.50%, 06/01/49	100	96,948
3.50%, 07/01/49	44	42,794
3.50%, 06/01/50	1,055	1,012,199
3.50%, 02/01/51	487	468,254
3.50%, 09/15/52(k)	50	47,637
4.00%, 07/01/32	8	7,903
4.00%, 05/01/33	7	6,586
4.00%, 06/01/33	6	6,235
4.00%, 07/01/33	4	4,108
4.00%, 12/01/33	19	18,780

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/15/37(k)	$44	$43,846
4.00%, 06/01/38	6	5,857
4.00%, 01/01/45	44	44,035
4.00%, 03/01/45	7	7,134
4.00%, 06/01/45	20	20,013
4.00%, 06/01/46	86	85,652
4.00%, 07/01/46	200	198,145
4.00%, 10/01/46	9	9,062
4.00%, 02/01/47	5	5,370
4.00%, 08/01/47	4	3,589
4.00%, 09/01/47	42	41,887
4.00%, 10/01/47	58	57,524
4.00%, 01/01/48	49	47,596
4.00%, 09/01/48	220	217,397
4.00%, 10/01/48	21	20,773
4.00%, 11/01/48	26	25,826
4.00%, 12/01/48	14	13,457
4.00%, 01/01/49	11	10,504
4.00%, 02/01/49	6	5,776
4.00%, 03/01/49	27	27,949
4.00%, 04/01/49	47	46,998
4.00%, 05/01/49	28	27,814
4.00%, 06/01/49	63	61,304
4.00%, 07/01/49	143	142,124
4.00%, 12/01/49	22	21,835
4.00%, 02/01/50	5	4,937
4.00%, 04/01/50	217	213,901
4.00%, 05/01/50	24	23,856
4.00%, 03/01/51	230	226,685
4.00%, 09/14/52(k)	450	439,207
4.50%, 01/01/44	110	110,985
4.50%, 02/01/46	17	17,841
4.50%, 04/01/47	8	7,677
4.50%, 10/01/47	18	17,647
4.50%, 03/01/48	14	14,000
4.50%, 06/01/48	11	11,134
4.50%, 07/01/48	2	2,482
4.50%, 08/01/48	29	28,942
4.50%, 10/01/48	36	36,971
4.50%, 11/01/48	48	48,599
4.50%, 12/01/48	60	61,146
4.50%, 01/01/49	21	21,105
4.50%, 02/01/49	64	64,415
4.50%, 04/01/49	83	84,129
4.50%, 05/01/49	32	31,504
4.50%, 06/01/52	208	206,827
4.50%, 09/14/52(k)	125	124,238
5.00%, 03/01/48	5	5,183
5.00%, 04/01/48	17	17,146
5.00%, 05/01/48	11	10,947
5.00%, 07/01/48	14	14,461
5.00%, 01/01/49	10	10,511
5.00%, 04/01/49	17	17,061
5.50%, 01/01/47	15	15,714
5.50%, 09/15/52(k)	50	51,125
6.00%, 02/01/49	33	35,562

		44,547,885

U.S. Government Agency Obligations — 0.1%
Federal Home Loan Banks, 3.00%, 03/10/28	60	58,442

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Agency Obligations (continued)
Tennessee Valley Authority, Series A, 2.88%, 02/01/27	$25	$24,370

		82,812

U.S. Government Obligations — 20.8%
U.S. Treasury Bonds
2.75%, 08/15/32	350	337,750
3.13%, 08/31/29	400	396,188
U.S. Treasury Note/Bond
0.38%, 09/30/27	300	258,586
0.50%, 08/31/27	200	173,984
0.63%, 11/30/27	600	521,625
0.63%, 08/15/30	500	410,234
0.75%, 01/31/28	500	435,781
1.00%, 07/31/28	660	576,933
1.13%, 08/31/28	700	615,727
1.13%, 02/15/31	750	637,852
1.25%, 03/31/28	500	446,445
1.25%, 04/30/28	500	445,742
1.25%, 05/31/28	500	445,273
1.25%, 06/30/28	570	506,543
1.25%, 09/30/28	610	539,564
1.25%, 08/15/31	1,980	1,685,475
1.38%, 10/31/28	700	623,273
1.38%, 12/31/28	500	444,727
1.38%, 11/15/31	900	771,187
1.50%, 11/30/28	500	448,047
1.63%, 08/15/29	475	427,352
1.63%, 05/15/31	600	530,063
1.75%, 01/31/29	230	209,120
1.75%, 11/15/29	50	45,391
1.88%, 02/28/29	320	293,375
1.88%, 02/15/32	950	849,656
2.38%, 03/31/29	570	537,581
2.38%, 05/15/29	700	660,078
2.63%, 02/15/29	440	421,988
2.63%, 07/31/29	200	191,750
2.75%, 05/31/29	500	482,578
2.88%, 05/15/28	950	925,508
2.88%, 08/15/28	650	632,785
2.88%, 05/15/32	950	926,250
5.25%, 02/15/29	550	610,156

		18,464,567

Total U.S. Government & Agency Obligations — 71.0% (Cost: $68,510,648)		63,095,264

Total Long-Term Investments — 99.1% (Cost: $96,872,013)		88,109,972

Short-Term Securities

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.42%(l)(m)	4,525	4,526,133

Security	Shares/ Par (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(l)(m)(n)	1,946	$1,945,662

Total Short-Term Securities — 7.3% (Cost: $6,469,285)		6,471,795

Total Investments Before TBA Sales Commitments — 106.4% (Cost: $103,341,298)		94,581,767

TBA Sales Commitments(k)

Mortgage-Backed Securities — (0.1)%
Uniform Mortgage-Backed Securities
2.00%, 09/14/52	(90)	(77,419)
2.50%, 09/14/52	(50)	(44,641)

Total TBA Sales Commitments — (0.1)% (Proceeds: $(124,941))		(122,060)

Total Investments, Net of TBA Sales Commitments — 106.3% (Cost: $103,216,357)		94,459,707

Liabilities in Excess of Other Assets — (6.3)%		(5,563,890)

Net Assets — 100.0%		$88,895,817

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Zero-coupon bond.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Represents or includes a TBA transaction.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 5-10 Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,859,959	$—		$(1,334,403)	(a)	$(708)	$1,285	$4,526,133	4,525	$50,456		$—

BlackRock Cash Funds: Treasury, SL Agency Shares	348,175	1,597,487	(a)	—		—	—	1,945,662	1,946	3,783	(b)	—

						$(708)	$1,285	$6,471,795		$54,239		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Collaterized Mortgage Obligations	$—	$1,147,009	$—	$1,147,009
Corporate Bonds & Notes	—	20,854,295	—	20,854,295
Foreign Government Obligations	—	2,959,400	—	2,959,400
Municipal Debt Obligations	—	54,004	—	54,004
U.S. Government & Agency Obligations	—	63,095,264	—	63,095,264
Money Market Funds	6,471,795	—	—	6,471,795

	6,471,795	88,109,972	—	94,581,767

Liabilities
TBA Sales Commitments	—	(122,060)	—	(122,060)

	$6,471,795	$87,987,912	$—	$94,459,707

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)(a)	$49	$47,180

Aerospace & Defense — 1.1%
BAE Systems Holdings Inc., 4.75%, 10/07/44(b)	75	68,708
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(b)	50	35,492
5.80%, 10/11/41(b)	10	10,428
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	65	50,177
3.38%, 06/15/46 (Call 12/15/45)	42	28,747
3.55%, 03/01/38 (Call 09/01/37)	30	22,453
3.60%, 05/01/34 (Call 02/01/34)	50	40,630
3.63%, 03/01/48 (Call 09/01/47)	115	79,092
3.65%, 03/01/47 (Call 09/01/46)	90	63,162
3.75%, 02/01/50 (Call 08/01/49)	60	42,994
3.85%, 11/01/48 (Call 05/01/48)	35	24,896
3.90%, 05/01/49 (Call 11/01/48)	50	36,182
5.71%, 05/01/40 (Call 11/01/39)	85	81,322
5.81%, 05/01/50 (Call 11/01/49)	270	258,981
5.88%, 02/15/40	35	34,211
5.93%, 05/01/60 (Call 11/01/59)	145	138,452
6.63%, 02/15/38	70	73,543
6.88%, 03/15/39	170	182,022
Bombardier Inc., 7.45%, 05/01/34(b)	40	37,361
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	31	27,071
4.25%, 04/01/40 (Call 10/01/39)	35	33,717
4.25%, 04/01/50 (Call 10/01/49)	45	43,159
Howmet Aerospace Inc., 5.95%, 02/01/37	40	38,773
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	75	74,127
5.05%, 04/27/45 (Call 10/27/44)	15	14,550
6.15%, 12/15/40	70	76,290
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	30	22,361
3.60%, 03/01/35 (Call 09/01/34)(a)	35	32,361
3.80%, 03/01/45 (Call 09/01/44)	145	127,945
4.07%, 12/15/42	70	65,077
4.09%, 09/15/52 (Call 03/15/52)	47	43,698
4.15%, 06/15/53 (Call 12/15/52)	20	18,673
4.30%, 06/15/62 (Call 12/15/61)	20	18,562
4.50%, 05/15/36 (Call 11/15/35)	81	80,847
4.70%, 05/15/46 (Call 11/15/45)	67	67,645
5.72%, 06/01/40	25	27,445
Series B, 6.15%, 09/01/36	110	126,390
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	35	29,782
4.03%, 10/15/47 (Call 04/15/47)	78	68,827
4.75%, 06/01/43	78	75,432
5.05%, 11/15/40	35	35,007
5.25%, 05/01/50 (Call 11/01/49)	25	26,291
Raytheon Technologies Corp.
3.03%, 03/15/52 (Call 09/15/51)	75	54,651
3.13%, 07/01/50 (Call 01/01/50)	50	37,229
3.75%, 11/01/46 (Call 05/01/46)	75	62,441
4.05%, 05/04/47 (Call 11/04/46)	40	35,000
4.15%, 05/15/45 (Call 11/16/44)	139	122,256
4.35%, 04/15/47 (Call 10/15/46)	60	54,445

Security	Par (000)	Value

Aerospace & Defense (continued)
4.45%, 11/16/38 (Call 05/16/38)	$65	$61,438
4.50%, 06/01/42	185	175,289
4.63%, 11/16/48 (Call 05/16/48)	105	100,254
4.70%, 12/15/41	35	33,341
4.80%, 12/15/43 (Call 06/15/43)	80	77,074
4.88%, 10/15/40	36	35,456
6.05%, 06/01/36	50	55,427

		3,387,184

Agriculture — 0.6%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	25	16,873
3.70%, 02/04/51 (Call 08/04/50)	125	81,386
3.88%, 09/16/46 (Call 03/16/46)	98	67,365
4.00%, 02/04/61 (Call 08/04/60)	60	40,736
4.25%, 08/09/42	68	50,455
4.45%, 05/06/50 (Call 11/06/49)	40	29,338
4.50%, 05/02/43	90	68,334
5.38%, 01/31/44	125	110,450
5.80%, 02/14/39 (Call 08/14/38)	86	79,780
5.95%, 02/14/49 (Call 08/14/48)	95	85,260
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)(a)	55	49,383
4.02%, 04/16/43	45	40,844
4.50%, 03/15/49 (Call 09/15/48)	70	70,467
4.54%, 03/26/42	2	1,957
BAT Capital Corp.
3.98%, 09/25/50 (Call 03/25/50)	60	40,593
4.39%, 08/15/37 (Call 02/15/37)	75	59,351
4.54%, 08/15/47 (Call 02/15/47)	120	87,682
4.76%, 09/06/49 (Call 03/06/49)	60	45,367
5.65%, 03/16/52 (Call 09/16/51)	30	25,602
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(b)	85	65,098
3.88%, 05/23/49 (Call 11/23/48)(b)	25	21,971
4.76%, 11/23/45(b)	50	48,455
Philip Morris International Inc.
3.88%, 08/21/42	44	33,380
4.13%, 03/04/43	125	97,414
4.25%, 11/10/44	76	60,098
4.38%, 11/15/41	47	38,774
4.50%, 03/20/42	95	78,290
6.38%, 05/16/38	25	25,921
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	60	55,159
5.85%, 08/15/45 (Call 02/15/45)	165	140,907
6.15%, 09/15/43	10	9,102
7.25%, 06/15/37	136	140,149

		1,865,941

Airlines — 0.1%
British Airways Pass Through Trust
Class A, 4.25%, 05/15/34(b)	68	64,377
Series 2019-1, Class AA, 3.30%, 06/15/34(b)	101	87,830

		152,207

Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	40	33,536
3.38%, 03/27/50 (Call 09/27/49)	75	62,622
3.63%, 05/01/43 (Call 11/01/42)	65	57,287

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
3.88%, 11/01/45 (Call 05/01/45)(a)	$45	$40,770

		194,215

Auto Manufacturers — 0.3%
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	86	86,412
Ford Motor Co.
4.75%, 01/15/43	115	86,332
5.29%, 12/08/46 (Call 06/08/46)(a)	85	69,072
7.40%, 11/01/46	20	20,796
General Motors Co.
5.00%, 04/01/35	63	56,588
5.15%, 04/01/38 (Call 10/01/37)	50	43,980
5.20%, 04/01/45	5	4,246
5.40%, 04/01/48 (Call 10/01/47)	57	50,156
5.95%, 04/01/49 (Call 10/01/48)	65	60,366
6.25%, 10/02/43	73	69,767
6.60%, 04/01/36 (Call 10/01/35)	63	63,736
6.75%, 04/01/46 (Call 10/01/45)	150	150,339

		761,790

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	25	19,635
5.40%, 03/15/49 (Call 09/15/48)	115	101,440
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	50	37,055
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	31	24,932
Goodyear Tire & Rubber Co. (The), 5.63%, 04/30/33 (Call 01/30/33)	30	25,935
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	15	9,780
5.25%, 05/15/49 (Call 11/15/48)(a)	20	17,305

		236,082

Banks — 3.9%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(c)	289	207,366
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(c)	80	54,306
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(c)	85	59,355
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(c)	113	98,652
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.150%)(c)	405	346,842
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(c)	221	199,625
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(c)	166	148,822
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(c)	245	224,449
5.00%, 01/21/44	87	84,511
5.88%, 02/07/42	115	125,386
6.11%, 01/29/37	100	105,931
7.75%, 05/14/38	225	277,783
Series L, 4.75%, 04/21/45	45	40,767
Barclays PLC
4.95%, 01/10/47	210	191,535
5.25%, 08/17/45	100	93,788
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(c)	100	72,831
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(c)	95	82,594
4.65%, 07/30/45	142	131,452
4.65%, 07/23/48 (Call 06/23/48)	55	51,791

Security	Par (000)	Value

Banks (continued)
4.75%, 05/18/46	$70	$63,036
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(a)(c)	97	96,905
6.13%, 08/25/36	175	184,823
6.68%, 09/13/43(a)	95	107,270
8.13%, 07/15/39	136	178,361
Commonwealth Bank of Australia
3.74%, 09/12/39(b)	200	160,048
3.90%, 07/12/47(b)	100	88,362
Cooperatieve Rabobank U.A.
5.25%, 05/24/41	50	54,404
5.25%, 08/04/45(a)	250	242,825
Fifth Third Bancorp., 8.25%, 03/01/38	67	86,472
Goldman Sachs Capital I, 6.35%, 02/15/34	155	162,344
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(c)	100	72,911
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(c)	150	115,475
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(c)	35	27,602
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(c)	188	164,038
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(c)	161	146,906
4.75%, 10/21/45 (Call 04/21/45)	97	90,916
4.80%, 07/08/44 (Call 01/08/44)	146	139,877
5.15%, 05/22/45	165	156,377
6.25%, 02/01/41	161	179,138
6.45%, 05/01/36	30	32,310
6.75%, 10/01/37	243	269,470
HSBC Holdings PLC
5.25%, 03/14/44	300	275,772
6.50%, 09/15/37	125	130,486
6.80%, 06/01/38	130	140,113
Intesa Sanpaolo SpA, 4.95%, 06/01/42 (Call 06/01/41)(b)(c)	50	32,875
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(c)	117	81,650
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(c)	170	131,174
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(c)	136	98,585
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(c)	175	132,102
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(c)	187	164,472
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(c)	240	200,957
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(c)	100	85,790
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(c)	115	101,295
4.95%, 06/01/45(a)	165	157,930
5.40%, 01/06/42	35	36,036
5.50%, 10/15/40	91	95,207
5.60%, 07/15/41	214	226,252
5.63%, 08/16/43	100	104,445
6.40%, 05/15/38	148	168,510
KfW
0.00%, 04/18/36(d)	155	96,156
0.00%, 06/29/37(d)	120	71,281
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	181,734
Mitsubishi UFJ Financial Group Inc.
4.15%, 03/07/39	96	87,401
4.29%, 07/26/38(a)	95	88,763
Morgan Stanley
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(c)	75	50,936

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(c)	$170	$151,637
4.30%, 01/27/45	301	269,037
4.38%, 01/22/47	135	122,893
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(c)	82	76,474
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(c)	106	114,454
6.38%, 07/24/42	112	128,204
Regions Financial Corp., 7.38%, 12/10/37	10	11,771
Societe Generale SA, 3.63%, 03/01/41(b)	200	133,516
Standard Chartered PLC, 5.70%, 03/26/44(b)	200	186,596
Sumitomo Mitsui Financial Group Inc., 2.93%, 09/17/41	50	36,277
UBS Group AG, 3.18%, 02/11/43 (Call 02/11/42)(b)(c)	200	147,040
Wachovia Corp., 5.50%, 08/01/35	70	70,748
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(c)	255	195,756
3.90%, 05/01/45	105	87,912
4.40%, 06/14/46	85	74,246
4.61%, 04/25/53 (Call 04/25/52)(c)	115	106,033
4.65%, 11/04/44	80	72,387
4.75%, 12/07/46	85	77,569
4.90%, 11/17/45	153	141,886
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(c)	430	424,565
5.38%, 11/02/43	111	110,658
5.61%, 01/15/44	205	207,317
Wells Fargo Bank N.A., 6.60%, 01/15/38	250	287,937
Westpac Banking Corp.
2.96%, 11/16/40	10	7,125
3.13%, 11/18/41	80	57,813
4.42%, 07/24/39	105	92,542

		11,749,971

Beverages — 1.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	383	368,955
4.90%, 02/01/46 (Call 08/01/45)	420	398,807
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	85	77,811
4.70%, 02/01/36 (Call 08/01/35)(a)	280	270,659
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	15	12,398
4.38%, 04/15/38 (Call 10/15/37)	80	74,208
4.44%, 10/06/48 (Call 04/06/48)	81	72,141
4.50%, 06/01/50 (Call 12/01/49)	140	127,009
4.60%, 04/15/48 (Call 10/15/47)	303	275,087
4.60%, 06/01/60 (Call 12/01/59)	84	74,905
4.75%, 04/15/58 (Call 10/15/57)	95	86,774
5.45%, 01/23/39 (Call 07/23/38)	100	102,606
5.55%, 01/23/49 (Call 07/23/48)	385	400,119
5.80%, 01/23/59 (Call 07/23/58)	110	117,439
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	95	86,006
4.50%, 07/15/45 (Call 01/15/45)	47	43,900
Coca-Cola Co. (The)
2.50%, 06/01/40(a)	91	70,581
2.50%, 03/15/51	110	78,260
2.60%, 06/01/50	100	73,569
2.75%, 06/01/60	65	46,364
2.88%, 05/05/41	100	81,372
3.00%, 03/05/51(a)	60	47,017

Security	Par (000)	Value

Beverages (continued)
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	$120	$95,527
4.10%, 02/15/48 (Call 08/15/47)	45	37,752
5.25%, 11/15/48 (Call 05/15/48)	25	24,452
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	55	48,747
5.88%, 09/30/36	45	50,132
Diageo Investment Corp.
4.25%, 05/11/42	42	39,183
7.45%, 04/15/35	60	75,791
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	160	123,666
Heineken NV
4.00%, 10/01/42(b)	10	8,600
4.35%, 03/29/47 (Call 09/29/46)(b)	90	81,768
Keurig Dr Pepper Inc.
3.80%, 05/01/50 (Call 11/01/49)	65	50,629
4.42%, 12/15/46 (Call 06/15/46)	30	26,184
4.50%, 11/15/45 (Call 05/15/45)	40	35,360
4.50%, 04/15/52 (Call 10/15/51)	50	43,505
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	109	89,400
5.00%, 05/01/42	100	92,212
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	25	19,619
2.75%, 10/21/51 (Call 04/21/51)	25	18,925
2.88%, 10/15/49 (Call 04/15/49)	200	156,066
3.38%, 07/29/49 (Call 01/29/49)	47	39,711
3.45%, 10/06/46 (Call 04/06/46)	34	29,622
3.63%, 03/19/50 (Call 09/19/49)	119	106,343
3.88%, 03/19/60 (Call 09/19/59)	150	142,061
4.25%, 10/22/44 (Call 04/22/44)	5	4,744

		4,425,986
Biotechnology — 0.7%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)(a)	172	114,249
3.00%, 01/15/52 (Call 07/15/51)	100	70,473
3.15%, 02/21/40 (Call 08/21/39)	165	130,586
3.38%, 02/21/50 (Call 08/21/49)	190	144,151
4.40%, 05/01/45 (Call 11/01/44)	200	180,042
4.56%, 06/15/48 (Call 12/15/47)	100	92,388
4.66%, 06/15/51 (Call 12/15/50)	175	164,103
4.95%, 10/01/41	61	59,286
5.15%, 11/15/41 (Call 05/15/41)	96	95,013
6.38%, 06/01/37	32	36,847
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	100	68,064
3.25%, 02/15/51 (Call 08/15/50)	74	51,623
CSL Finance PLC, 4.75%, 04/27/52 (Call 10/27/51)(b)	20	19,221
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	150	136,843
4.15%, 03/01/47 (Call 09/01/46)	165	143,662
4.50%, 02/01/45 (Call 08/01/44)	75	68,208
4.60%, 09/01/35 (Call 03/01/35)	95	92,953
4.75%, 03/01/46 (Call 09/01/45)	188	179,719
4.80%, 04/01/44 (Call 10/01/43)	125	118,473
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	70	47,076
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	25	18,680

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.35%, 09/02/51 (Call 03/02/51)	$25	$16,731
3.55%, 09/02/50 (Call 03/02/50)	80	55,140

		2,103,531

Building Materials — 0.2%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	70	55,259
3.58%, 04/05/50 (Call 10/05/49)	110	83,829
Fortune Brands Home & Security Inc.,
4.50%, 03/25/52 (Call 09/25/51)	40	30,448
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	105	91,533
4.63%, 07/02/44 (Call 01/02/44)	30	26,466
4.95%, 07/02/64 (Call 01/02/64)(e)	43	37,377
Lafarge SA, 7.13%, 07/15/36	25	28,035
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	20	14,037
4.25%, 12/15/47 (Call 06/15/47)	70	58,694
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	30	20,029
4.50%, 05/15/47 (Call 11/15/46)	72	61,034
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	32	26,116
4.40%, 01/30/48 (Call 07/30/47)	25	20,509
7.00%, 12/01/36	20	21,612
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	40	35,417
4.70%, 03/01/48 (Call 09/01/47)	30	27,298

		637,693

Chemicals — 0.9%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	40	31,513
2.80%, 05/15/50 (Call 11/15/49)	40	29,769
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	20	19,235
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)(a)	15	15,443
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)(f)	200	193,436
CF Industries Inc.
4.95%, 06/01/43	22	19,575
5.38%, 03/15/44	45	42,155
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	59	54,669
4.38%, 11/15/42 (Call 05/15/42)	77	67,407
4.63%, 10/01/44 (Call 04/01/44)	85	75,985
4.80%, 05/15/49 (Call 11/15/48)	45	40,929
5.25%, 11/15/41 (Call 05/15/41)	51	50,132
5.55%, 11/30/48 (Call 05/30/48)	50	50,543
9.40%, 05/15/39	38	52,508
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	86	85,697
5.42%, 11/15/48 (Call 05/15/48)	105	103,326
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	139	121,361
4.80%, 09/01/42 (Call 03/01/42)	35	30,625
Ecolab Inc.
2.70%, 12/15/51 (Call 06/15/51)	40	28,377
2.75%, 08/18/55 (Call 02/18/55)	77	54,309
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	35	29,483
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(b)(f)	115	114,110

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(b)	$75	$56,475
4.38%, 06/01/47 (Call 12/01/46)	70	59,084
5.00%, 09/26/48 (Call 03/26/48)	50	46,280
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	65	55,947
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	15	17,574
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	53	48,068
5.25%, 07/15/43	38	35,477
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	30	22,848
3.63%, 04/01/51 (Call 10/01/50)	76	56,380
3.80%, 10/01/60 (Call 04/01/60)	30	21,322
4.20%, 10/15/49 (Call 04/15/49)	35	28,131
4.20%, 05/01/50 (Call 11/01/49)	130	105,331
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	36	30,326
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	20	14,694
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	30	26,403
5.63%, 11/15/43 (Call 05/15/43)	60	59,362
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	30	25,572
4.13%, 03/15/35 (Call 09/15/34)	70	63,755
4.90%, 06/01/43 (Call 12/01/42)	40	38,332
5.00%, 04/01/49 (Call 10/01/48)	25	24,696
5.25%, 01/15/45 (Call 07/15/44)	95	92,896
5.63%, 12/01/40	41	42,270
5.88%, 12/01/36	25	26,720
6.13%, 01/15/41 (Call 07/15/40)	25	27,087
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	20	15,972
5.25%, 06/01/45 (Call 12/01/44)	75	68,996
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	30	19,971
3.30%, 05/15/50 (Call 11/15/49)	30	22,004
3.80%, 08/15/49 (Call 02/15/49)	30	23,895
4.00%, 12/15/42 (Call 06/15/42)	30	24,409
4.50%, 06/01/47 (Call 12/01/46)	65	57,991
4.55%, 08/01/45 (Call 02/01/45)	10	8,746
Westlake Corp.
4.38%, 11/15/47 (Call 05/15/47)	50	42,681
5.00%, 08/15/46 (Call 02/15/46)	191	178,499

		2,798,781

Commercial Services — 0.9%
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	75	52,857
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	15	10,748
4.32%, 08/01/45	75	72,286
4.70%, 11/01/2111	25	23,163
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(b)	200	221,396
Duke University
Series 2020, 2.68%, 10/01/44	30	23,731
Series 2020, 2.76%, 10/01/50	40	29,999
Series 2020, 2.83%, 10/01/55	15	11,235
Emory University, Series 2020, 2.97%, 09/01/50
(Call 03/01/50)	40	30,914
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(b)	70	57,798
4.50%, 02/15/45 (Call 08/15/44)(b)	10	8,554

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.63%, 03/15/42(b)	$10	$9,874
7.00%, 10/15/37(b)	170	192,583
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	35	24,342
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	25	16,845
George Washington University (The)
4.87%, 09/15/45	90	90,193
Series 2014, 4.30%, 09/15/44	20	18,133
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	25	22,684
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	45	32,066
Series B, 4.32%, 04/01/49 (Call 10/01/48)	96	86,825
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	55	42,005
5.95%, 08/15/52	25	24,241
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	25	23,579
Series A, 2.81%, 01/01/60 (Call 07/01/59)	30	21,215
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	10	7,076
3.65%, 05/01/48 (Call 11/01/47)	90	82,459
Massachusetts Institute of Technology
3.89%, 07/01/2116	25	20,061
3.96%, 07/01/38	25	24,127
4.68%, 07/01/2114	30	29,248
5.60%, 07/01/2111	30	35,081
Series F, 2.99%, 07/01/50 (Call 01/01/50)	10	8,029
Series G, 2.29%, 07/01/51 (Call 01/01/51)	45	30,929
Moody’s Corp.
3.10%, 11/29/61 (Call 05/29/61)	70	48,151
3.25%, 05/20/50 (Call 11/20/49)	45	33,537
4.88%, 12/17/48 (Call 06/17/48)	25	24,276
5.25%, 07/15/44	51	51,502
Northeastern University, Series 2020, 2.89%, 10/01/50	30	21,626
Northwestern University
4.64%, 12/01/44	15	15,313
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	25	21,853
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	30	22,471
PayPal Holdings Inc.
3.25%, 06/01/50 (Call 12/01/49)	69	52,141
5.05%, 06/01/52 (Call 12/01/51)(a)	30	29,404
5.25%, 06/01/62 (Call 12/01/61)	30	29,699
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	35	25,548
3.15%, 07/15/46 (Call 01/15/46)	35	29,495
4.88%, 10/15/40	65	69,226
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	15	10,654
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	60	36,357
3.25%, 12/01/49 (Call 06/01/49)	86	67,424
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	35	32,468
Trustees of Princeton University (The)
5.70%, 03/01/39	40	45,770
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	45	33,530
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	15	10,949
4.67%, 09/01/2112	15	14,232

Security	Par (000)	Value

Commercial Services (continued)
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	$170	$157,415
Series C, 2.55%, 04/01/50 (Call 10/01/49)	5	3,639
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	50	43,593
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	56	48,493
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	30	22,418
3.03%, 10/01/39	25	21,101
5.25%, 10/01/2111(a)	75	77,911
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	65	59,149
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	25	19,390
5.50%, 06/15/45 (Call 12/15/44)	65	65,514
William Marsh Rice University, 3.57%, 05/15/45	115	102,081
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	38	27,200

		2,757,806

Computers — 1.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	60	45,233
2.40%, 08/20/50 (Call 02/20/50)	90	62,514
2.55%, 08/20/60 (Call 02/20/60)	60	40,733
2.65%, 05/11/50 (Call 11/11/49)	108	79,007
2.65%, 02/08/51 (Call 08/08/50)	200	146,232
2.70%, 08/05/51 (Call 02/05/51)	95	70,101
2.80%, 02/08/61 (Call 08/08/60)	200	140,572
2.85%, 08/05/61 (Call 02/05/61)	100	70,966
2.95%, 09/11/49 (Call 03/11/49)	250	194,712
3.45%, 02/09/45	100	86,719
3.75%, 09/12/47 (Call 03/12/47)	100	89,611
3.85%, 05/04/43	140	128,499
3.85%, 08/04/46 (Call 02/04/46)	130	118,295
3.95%, 08/08/52	40	36,906
4.10%, 08/08/62	40	36,744
4.25%, 02/09/47 (Call 08/09/46)	80	78,099
4.38%, 05/13/45	141	138,366
4.45%, 05/06/44	50	49,930
4.50%, 02/23/36 (Call 08/23/35)	150	154,915
4.65%, 02/23/46 (Call 08/23/45)	150	153,543
Dell Inc., 6.50%, 04/15/38	115	115,810
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	25	17,522
3.45%, 12/15/51 (Call 06/15/51)(b)	25	16,312
8.10%, 07/15/36 (Call 01/15/36)	54	62,735
8.35%, 07/15/46 (Call 01/15/46)	33	40,132
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	63	67,047
6.35%, 10/15/45 (Call 04/15/45)	95	95,328
HP Inc., 6.00%, 09/15/41(a)	82	79,610
International Business Machines Corp.
4.00%, 06/20/42	155	133,808
4.15%, 05/15/39	100	90,275
4.25%, 05/15/49	110	97,509
4.70%, 02/19/46	230	217,309
5.60%, 11/30/39(a)	135	142,256
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	30	26,628

		3,123,978

Cosmetics & Personal Care — 0.1%
Avon Products Inc., 8.45%, 03/15/43	15	14,892

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	$35	$31,331
4.00%, 08/15/45	60	55,354
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)(a)	56	44,138
4.15%, 03/15/47 (Call 09/15/46)	10	9,236
4.38%, 06/15/45 (Call 12/15/44)(a)	20	18,529
6.00%, 05/15/37	35	39,685
Procter & Gamble Co. (The)
3.55%, 03/25/40(a)	35	31,748
3.60%, 03/25/50	25	22,985
5.55%, 03/05/37	75	85,485

		353,383

Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	20	17,001
4.20%, 05/15/47 (Call 11/15/46)	20	18,212
4.60%, 06/15/45 (Call 12/15/44)	55	53,175

		88,388

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41 (Call 04/29/41)	150	111,199
American Express Co., 4.05%, 12/03/42	97	88,131
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(b)	25	16,791
2.85%, 08/05/51 (Call 02/05/51)(b)	45	30,092
3.50%, 09/10/49 (Call 03/10/49)(b)	65	50,181
4.00%, 10/02/47 (Call 04/02/47)(b)	20	16,824
4.45%, 07/15/45(a)(b)	55	49,570
5.00%, 06/15/44(b)	30	28,783
Brookfield Finance Inc.
3.63%, 02/15/52 (Call 08/15/51)	5	3,683
4.70%, 09/20/47 (Call 03/20/47)	83	71,647
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	55	38,967
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	15	9,815
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	107	116,411
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	147	107,200
3.00%, 09/15/60 (Call 03/15/60)	95	64,436
4.25%, 09/21/48 (Call 03/21/48)	145	130,006
4.95%, 06/15/52 (Call 12/15/51)	135	132,743
5.20%, 06/15/62 (Call 12/15/61)	35	34,436
Invesco Finance PLC, 5.38%, 11/30/43	45	44,339
Jefferies Group LLC, 6.25%, 01/15/36	115	116,046
KKR Group Finance Co. II LLC, 5.50%, 02/01/43
(Call 08/01/42)(b)	75	73,787
Legg Mason Inc., 5.63%, 01/15/44	45	46,451
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	55	48,135
3.80%, 11/21/46 (Call 05/21/46)	96	86,847
3.85%, 03/26/50 (Call 09/26/49)	100	90,399
3.95%, 02/26/48 (Call 08/26/47)	50	45,909
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	5	3,478
3.25%, 04/28/50 (Call 10/28/49)	124	92,215
Navient Corp., 5.63%, 08/01/33	40	30,102
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(b)	100	88,500
Raymond James Financial Inc., 4.95%, 07/15/46	60	58,511

Security	Par (000)	Value

Diversified Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 4.00%, 10/15/33 (Call 10/15/27)(b)	$50	$37,286
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)	65	42,465
2.70%, 04/15/40 (Call 10/15/39)	97	77,616
3.65%, 09/15/47 (Call 03/15/47)	50	44,282
4.15%, 12/14/35 (Call 06/14/35)	145	143,714
4.30%, 12/14/45 (Call 06/14/45)	197	190,119
Western Union Co. (The), 6.20%, 11/17/36	71	70,266

		2,531,382

Electric — 5.8%
Adani Transmission Ltd., 4.25%, 05/21/36(f)	175	145,742
AEP Texas Inc.
3.80%, 10/01/47 (Call 04/01/47)	10	8,034
5.25%, 05/15/52 (Call 11/15/51)	10	10,086
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	35	29,107
3.80%, 06/15/49 (Call 12/15/48)	55	46,176
4.50%, 06/15/52 (Call 12/01/51)	30	28,586
Series M, 3.65%, 04/01/50 (Call 10/01/49)	100	82,546
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	25	18,460
3.13%, 07/15/51 (Call 01/15/51)	30	22,605
3.45%, 10/01/49 (Call 04/01/49)	65	51,168
4.15%, 08/15/44 (Call 02/15/44)	50	44,448
6.00%, 03/01/39	110	120,724
Series A, 4.30%, 07/15/48 (Call 01/15/48)	42	38,015
Series B, 3.70%, 12/01/47 (Call 06/01/47)	75	62,596
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	30	21,780
3.70%, 12/01/47 (Call 06/01/47)	40	33,992
4.15%, 03/15/46 (Call 09/15/45)	30	27,146
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	55	39,162
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(b)	5	4,847
Appalachian Power Co.
7.00%, 04/01/38	51	59,709
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	40	35,544
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	25	17,914
3.50%, 12/01/49 (Call 06/01/49)	30	22,112
3.75%, 05/15/46 (Call 11/15/45)	65	50,942
4.20%, 08/15/48 (Call 02/15/48)	30	25,015
4.35%, 11/15/45 (Call 05/15/45)	25	21,059
4.50%, 04/01/42 (Call 10/01/41)	16	13,792
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	80	72,812
Baltimore Gas & Electric Co.
3.75%, 08/15/47 (Call 02/15/47)	45	38,168
4.25%, 09/15/48 (Call 03/15/48)	10	9,137
Basin Electric Power Cooperative, 4.75%, 04/26/47
(Call 10/26/46)(b)	30	25,224
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	80	67,513
4.25%, 10/15/50 (Call 04/15/50)	60	54,958
4.45%, 01/15/49 (Call 07/15/48)	68	63,208
4.50%, 02/01/45 (Call 08/01/44)	58	54,010
4.60%, 05/01/53 (Call 11/01/52)(b)	20	19,094
5.15%, 11/15/43 (Call 05/15/43)	35	35,438
6.13%, 04/01/36	81	89,033

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Black Hills Corp., 4.20%, 09/15/46 (Call 03/15/46)	$30	$24,746
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	42,532
3.95%, 03/01/48 (Call 09/01/47)	30	26,647
4.50%, 04/01/44 (Call 10/01/43)	160	152,170
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	15	13,974
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	15	11,141
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	10	7,931
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	40	36,600
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	78	81,462
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	35	32,836
Comision Federal de Electricidad, 4.68%, 02/09/51 (Call 08/09/50)(f)	200	135,294
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	50	37,556
3.65%, 06/15/46 (Call 12/15/45)	50	41,886
3.70%, 03/01/45 (Call 09/01/44)	15	12,488
4.00%, 03/01/49 (Call 09/01/48)	40	35,534
4.35%, 11/15/45 (Call 05/15/45)	50	46,316
4.70%, 01/15/44 (Call 07/15/43)	45	43,722
6.45%, 01/15/38	30	34,382
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	40	34,289
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	250	194,427
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	5	4,388
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	25	23,231
Series A, 4.15%, 06/01/45 (Call 12/01/44)	15	13,512
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	50	39,218
3.85%, 06/15/46 (Call 12/15/45)	50	42,001
3.95%, 03/01/43 (Call 09/01/42)	140	120,396
4.45%, 03/15/44 (Call 09/15/43)	65	60,254
4.50%, 12/01/45 (Call 06/01/45)	155	142,434
4.50%, 05/15/58 (Call 11/15/57)	35	31,478
4.63%, 12/01/54 (Call 06/01/54)	45	41,889
Series 06-A, 5.85%, 03/15/36	100	106,397
Series 08-B, 6.75%, 04/01/38	35	40,055
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	60	50,237
Series C, 4.00%, 11/15/57 (Call 05/15/57)	45	36,896
Series C, 4.30%, 12/01/56 (Call 06/01/56)	35	30,447
Series E, 4.65%, 12/01/48 (Call 06/01/48)	55	51,588
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	50	49,510
6.25%, 10/01/39	53	55,656
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	56	43,028
4.05%, 05/15/48 (Call 11/15/47)	65	58,908
4.35%, 04/15/49 (Call 10/15/48)	60	57,287
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	35	29,610
Dominion Energy Inc.
7.00%, 06/15/38	35	39,510
Series A, 4.60%, 03/15/49 (Call 09/15/48)	40	37,041
Series B, 5.95%, 06/15/35	30	31,711
Series C, 4.05%, 09/15/42 (Call 03/15/42)	45	38,143
Series C, 4.90%, 08/01/41 (Call 02/01/41)	50	47,909
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	30	28,480
5.10%, 06/01/65 (Call 12/01/64)	35	35,532

Security	Par (000)	Value

Electric (continued)
5.45%, 02/01/41 (Call 08/01/40)	$25	$25,894
6.05%, 01/15/38	56	61,934
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	30	22,800
3.70%, 03/15/45 (Call 09/15/44)	55	46,509
3.75%, 08/15/47 (Call 02/15/47)	135	116,805
4.30%, 07/01/44 (Call 01/01/44)	30	27,625
Series A, 4.00%, 04/01/43 (Call 10/01/42)	25	22,273
Series A, 4.05%, 05/15/48 (Call 11/15/47)	40	36,380
Series B, 3.65%, 03/01/52 (Call 09/01/51)	5	4,285
Duke Energy Carolinas LLC
3.55%, 03/15/52 (Call 09/15/51)	35	28,798
3.70%, 12/01/47 (Call 06/01/47)	40	33,009
3.75%, 06/01/45 (Call 12/01/44)	75	63,344
3.88%, 03/15/46 (Call 09/15/45)	75	64,891
3.95%, 03/15/48 (Call 09/15/47)	45	39,112
4.25%, 12/15/41 (Call 06/15/41)	40	36,679
6.00%, 01/15/38	30	33,259
6.05%, 04/15/38	25	27,657
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	90	70,644
3.95%, 08/15/47 (Call 02/15/47)	75	60,595
4.80%, 12/15/45 (Call 06/15/45)	45	41,776
5.00%, 08/15/52	40	38,012
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	45	33,448
3.40%, 10/01/46 (Call 04/01/46)	50	39,518
3.85%, 11/15/42 (Call 05/15/42)	50	42,860
6.35%, 09/15/37	20	22,540
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	25	17,430
3.75%, 05/15/46 (Call 11/15/45)	40	32,652
6.12%, 10/15/35	35	37,828
6.35%, 08/15/38	35	39,463
6.45%, 04/01/39	20	22,514
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	120	91,434
Duke Energy Progress LLC
2.90%, 08/15/51 (Call 02/15/51)	50	36,328
3.60%, 09/15/47 (Call 03/15/47)	140	116,360
3.70%, 10/15/46 (Call 04/15/46)	125	103,237
4.10%, 05/15/42 (Call 11/15/41)	45	40,249
4.10%, 03/15/43 (Call 09/15/42)	50	44,957
4.15%, 12/01/44 (Call 06/01/44)	40	35,537
4.20%, 08/15/45 (Call 02/15/45)	130	116,602
4.38%, 03/30/44 (Call 09/30/43)	25	23,062
6.30%, 04/01/38	50	56,427
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	55	58,385
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	10	9,375
6.00%, 05/15/35	26	26,667
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(b)	95	87,981
4.88%, 01/22/44(b)	90	78,589
4.95%, 10/13/45 (Call 04/13/45)(b)	145	124,414
5.00%, 09/21/48 (Call 03/21/48)(b)	90	79,005
6.00%, 01/22/2114(b)	65	61,573
6.95%, 01/26/39(b)	105	113,846
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	75	65,860

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Enel Finance International NV
4.75%, 05/25/47(a)(b)	$85	$70,943
6.80%, 09/15/37(b)	165	176,392
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	35	23,940
4.20%, 04/01/49 (Call 10/01/48)	40	36,308
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)(a)	15	11,811
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	35	25,147
3.10%, 06/15/41 (Call 12/15/40)	50	39,530
4.20%, 09/01/48 (Call 03/01/48)	125	111,875
4.20%, 04/01/50 (Call 10/01/49)	50	44,640
4.95%, 01/15/45 (Call 01/15/25)	50	47,681
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	24	20,018
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	50	39,529
4.50%, 03/30/39 (Call 09/30/38)	35	32,097
5.00%, 09/15/52	10	9,916
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	10	7,970
4.10%, 04/01/43 (Call 10/01/42)	140	121,806
4.13%, 03/01/42 (Call 09/01/41)	56	49,754
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	55	49,023
5.30%, 10/01/41 (Call 04/01/41)	40	40,689
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	35	27,434
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)(a)(b)	35	30,246
4.45%, 04/15/46 (Call 10/15/45)	45	40,327
4.70%, 04/15/50 (Call 10/15/49)	40	37,346
5.10%, 06/15/45 (Call 12/15/44)	65	64,523
5.63%, 06/15/35	55	57,824
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	65	46,350
Series C, 5.35%, 07/15/47 (Call 01/15/47)	42	38,574
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(b)	50	43,367
5.45%, 07/15/44 (Call 01/15/44)(b)	45	44,397
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	50	37,310
3.70%, 12/01/47 (Call 06/01/47)	35	30,521
3.95%, 03/01/48 (Call 09/01/47)	105	95,587
3.99%, 03/01/49 (Call 09/01/48)	30	27,419
4.05%, 06/01/42 (Call 12/01/41)	45	41,557
4.05%, 10/01/44 (Call 04/01/44)	35	31,902
4.13%, 02/01/42 (Call 08/01/41)	90	83,473
4.13%, 06/01/48 (Call 12/01/47)	45	42,032
5.25%, 02/01/41 (Call 08/01/40)	25	26,163
5.65%, 02/01/37	50	53,962
5.69%, 03/01/40	45	49,092
5.95%, 02/01/38	25	27,875
5.96%, 04/01/39	25	28,141
Georgia Power Co.
4.30%, 03/15/42	110	97,758
5.13%, 05/15/52 (Call 11/15/51)	15	15,102
Series 10-C, 4.75%, 09/01/40	50	45,647
Series B, 3.70%, 01/30/50 (Call 07/30/49)	55	43,889
Great River Energy, 6.25%, 07/01/38(b)	82	88,494
Iberdrola International BV, 6.75%, 07/15/36	50	55,836

Security	Par (000)	Value

Electric (continued)
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	$10	$8,688
Series K, 4.55%, 03/15/46 (Call 09/15/45)	71	64,911
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(b)	21	18,528
Infraestructura Energetica Nova SAB de CV, 4.75%, 01/15/51 (Call 07/15/50)(f)	200	146,802
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	40	28,820
6.25%, 07/15/39	40	43,363
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	30	29,186
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	8	8,269
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	100	90,803
5.13%, 11/01/40 (Call 05/01/40)	65	64,847
Massachusetts Electric Co., 5.90%, 11/15/39(b)	30	31,348
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(f)	142	134,513
MidAmerican Energy Co.
3.65%, 08/01/48 (Call 02/01/48)	65	54,722
3.95%, 08/01/47 (Call 02/01/47)	80	70,270
4.25%, 07/15/49 (Call 01/15/49)	75	69,575
5.75%, 11/01/35	25	27,282
5.80%, 10/15/36	25	27,437
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	163,866
Mississippi Power Co., Series B, 3.10%, 07/30/51 (Call 01/30/51)	50	35,499
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(b)	30	29,843
National Grid USA, 5.80%, 04/01/35	50	52,548
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	35	31,808
4.40%, 11/01/48 (Call 05/01/48)	30	27,545
Nevada Power Co., Series R, 6.75%, 07/01/37(a)	35	39,806
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	10	6,857
3.80%, 12/05/47 (Call 06/05/47)(a)(b)	94	77,578
NextEra Energy Capital Holdings Inc., 3.00%, 01/15/52 (Call 07/15/51)	30	21,559
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(b)	45	29,966
4.12%, 11/28/42(b)	25	20,879
4.28%, 10/01/34 (Call 04/01/34)(b)	95	87,700
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	41	34,575
3.60%, 05/15/46 (Call 11/15/45)	40	33,932
4.00%, 08/15/45 (Call 02/15/45)	15	13,052
4.13%, 05/15/44 (Call 11/15/43)	240	219,233
5.35%, 11/01/39	30	32,113
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	25	21,657
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	45	41,764
5.50%, 03/15/40	10	10,563
Oglethorpe Power Corp.
4.50%, 04/01/47 (Call 10/01/46)(b)	20	17,257
5.38%, 11/01/40	200	192,474
5.95%, 11/01/39	47	48,132
Ohio Edison Co., 6.88%, 07/15/36	30	34,464
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	180	151,484
4.15%, 04/01/48 (Call 10/01/47)	60	52,117

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	$15	$12,625
4.15%, 04/01/47 (Call 10/01/46)	25	22,079
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	75	58,064
3.75%, 04/01/45 (Call 10/01/44)	90	77,035
3.80%, 09/30/47 (Call 03/30/47)	125	109,199
3.80%, 06/01/49 (Call 12/01/48)	40	34,842
4.55%, 12/01/41 (Call 06/01/41)	50	48,327
4.60%, 06/01/52 (Call 12/01/51)(b)	30	29,546
5.30%, 06/01/42 (Call 12/01/41)	40	42,023
7.50%, 09/01/38	30	37,963
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	25	17,561
3.50%, 08/01/50 (Call 02/01/50)	110	73,063
3.75%, 08/15/42 (Call 02/15/42)	40	27,249
4.50%, 07/01/40 (Call 01/01/40)	100	78,208
4.75%, 02/15/44 (Call 08/15/43)	55	42,755
4.95%, 07/01/50 (Call 01/01/50)	160	128,013
5.25%, 03/01/52 (Call 09/01/51)	100	83,660
PacifiCorp
3.30%, 03/15/51 (Call 09/15/50)	55	42,606
4.10%, 02/01/42 (Call 08/01/41)	40	34,580
4.13%, 01/15/49 (Call 07/15/48)	50	44,249
5.75%, 04/01/37	50	52,148
6.00%, 01/15/39	80	86,978
6.10%, 08/01/36	35	37,560
6.25%, 10/15/37	80	88,235
6.35%, 07/15/38	25	27,953
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	40	29,961
3.70%, 09/15/47 (Call 03/15/47)	80	68,884
4.60%, 05/15/52 (Call 11/15/51)	10	9,878
5.95%, 10/01/36	110	120,925
Perusahaan Listrik Negara PT, 4.88%, 07/17/49(f)	200	163,008
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.15%, 05/21/48(f)	200	190,038
PG&E Wildfire Recovery Funding LLC
Series A-3, 4.38%, 06/01/41	150	142,537
Series A-3, 5.08%, 06/01/43	200	203,196
Series A-4, 5.21%, 12/01/49	200	210,276
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	50	45,162
6.50%, 11/15/37	45	51,991
PPL Electric Utilities Corp.
4.13%, 06/15/44 (Call 12/15/43)	40	35,565
4.75%, 07/15/43 (Call 01/15/43)	50	48,897
Progress Energy Inc., 6.00%, 12/01/39	25	26,032
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	25	21,221
4.05%, 09/15/49 (Call 03/15/49)	30	26,683
4.10%, 06/15/48 (Call 12/15/47)	30	27,128
4.30%, 03/15/44 (Call 09/15/43)	25	22,775
4.50%, 06/01/52 (Call 12/01/51)	10	9,682
6.50%, 08/01/38	30	34,948
Series 17, 6.25%, 09/01/37	51	58,750
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	30	23,585
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	35	29,308

Security	Par (000)	Value

Electric (continued)
Public Service Electric & Gas Co.
3.20%, 08/01/49 (Call 02/01/49)(a)	$35	$27,446
3.60%, 12/01/47 (Call 06/01/47)	50	41,939
3.80%, 03/01/46 (Call 09/01/45)	60	51,833
3.85%, 05/01/49 (Call 11/01/48)	30	26,073
3.95%, 05/01/42 (Call 11/01/41)	50	45,003
5.80%, 05/01/37	30	32,876
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	25	18,826
4.22%, 06/15/48 (Call 12/15/47)	53	47,239
4.30%, 05/20/45 (Call 11/20/44)	25	22,115
5.64%, 04/15/41 (Call 10/15/40)	36	37,337
5.76%, 10/01/39	35	37,190
6.27%, 03/15/37	45	49,527
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	65	59,025
4.50%, 08/15/40	65	61,417
6.00%, 06/01/39	30	32,808
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	25	19,480
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	199,802
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	55	47,097
4.00%, 02/01/48 (Call 08/01/47)	66	55,098
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	85	65,130
4.00%, 04/01/47 (Call 10/01/46)	70	56,435
4.05%, 03/15/42 (Call 09/15/41)	46	37,865
6.05%, 03/15/39	55	57,598
Series 04-G, 5.75%, 04/01/35	25	25,465
Series 05-E, 5.35%, 07/15/35	60	59,287
Series 06-E, 5.55%, 01/15/37	25	24,737
Series 08-A, 5.95%, 02/01/38	61	62,929
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	215	173,550
Series B, 4.88%, 03/01/49 (Call 09/01/48)	50	46,090
Series C, 3.60%, 02/01/45 (Call 08/01/44)	70	52,515
Series C, 4.13%, 03/01/48 (Call 09/01/47)	10	8,296
Series E, 5.45%, 06/01/52 (Call 12/01/51)	10	9,977
Series H, 3.65%, 06/01/51 (Call 12/01/50)	30	23,450
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	50	45,840
4.40%, 07/01/46 (Call 01/01/46)	50	44,087
Southern Power Co., 5.15%, 09/15/41	55	52,711
Southwestern Electric Power Co.
Series J, 3.90%, 04/01/45 (Call 10/01/44)	180	144,052
Series L, 3.85%, 02/01/48 (Call 08/01/47)	10	7,976
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	35	27,192
3.70%, 08/15/47 (Call 02/15/47)	35	28,418
3.75%, 06/15/49 (Call 12/15/48)	15	12,528
Series 8, 3.15%, 05/01/50 (Call 11/01/49)(a)	25	19,173
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	40	32,132
4.30%, 06/15/48 (Call 12/15/47)	33	29,661
4.35%, 05/15/44 (Call 11/15/43)	29	26,193
Toledo Edison Co. (The), 6.15%, 05/15/37	26	28,942
TransAlta Corp., 6.50%, 03/15/40	15	14,719
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(b)	20	18,872
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	20	14,671

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.00%, 06/15/50 (Call 12/15/49)	$45	$37,233
4.85%, 12/01/48 (Call 06/01/48)	50	48,197
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	30	23,179
3.65%, 04/15/45 (Call 10/15/44)	15	12,397
3.90%, 09/15/42 (Call 03/15/42)	50	43,555
4.00%, 04/01/48 (Call 10/01/47)	50	43,811
5.30%, 08/01/37	35	35,769
8.45%, 03/15/39	26	34,350
Virginia Electric & Power Co.
2.95%, 11/15/51 (Call 05/15/51)	50	37,087
4.00%, 01/15/43 (Call 07/15/42)	50	44,287
4.45%, 02/15/44 (Call 08/15/43)	165	152,521
Series B, 3.80%, 09/15/47 (Call 03/15/47)	100	85,278
Series B, 4.20%, 05/15/45 (Call 11/15/44)	100	88,704
Series B, 6.00%, 01/15/36	50	54,346
Series C, 4.00%, 11/15/46 (Call 05/15/46)	60	52,733
Series C, 4.63%, 05/15/52 (Call 11/15/51)	20	19,411
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	20	18,152
5.70%, 12/01/36	30	31,904
Wisconsin Power and Light Co., 6.38%, 08/15/37	170	189,832
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	25	19,608
3.67%, 12/01/42	20	16,690
4.75%, 11/01/44 (Call 05/01/44)	30	28,608
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	25	19,740
6.50%, 07/01/36	35	39,276

		17,638,096

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	60	43,927
2.80%, 12/21/51 (Call 06/21/51)	25	18,175

		62,102

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	50	43,839
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)	20	15,601
3.81%, 11/21/47 (Call 05/21/47)	25	22,547
5.38%, 03/01/41	25	27,171
5.70%, 03/15/36	25	27,901
5.70%, 03/15/37	26	29,330

		166,389

Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	50	48,398

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41 (Call 08/11/40)(f)	200	162,330
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	40	27,730
Mexico City Airport Trust, 5.50%, 10/31/46(f)	200	149,678

		339,738

Entertainment — 0.2%
Magallanes Inc.
5.05%, 03/15/42 (Call 09/15/41)(b)	250	204,302
5.14%, 03/15/52 (Call 09/15/51)(b)	250	201,273
5.39%, 03/15/62 (Call 09/15/61)(b)	150	120,624

		526,199

Security	Par (000)	Value

Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	$50	$37,350
6.20%, 03/01/40	25	27,534
Waste Connections Inc., 2.95%, 01/15/52 (Call 07/15/51)	70	50,431
Waste Management Inc.
2.95%, 06/01/41 (Call 12/01/40)	60	46,740
4.15%, 07/15/49 (Call 01/15/49)	45	41,539

		203,594

Food — 1.1%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	35	24,785
4.80%, 03/15/48 (Call 09/15/47)	45	41,920
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	73	69,514
5.40%, 11/01/48 (Call 05/01/48)	45	42,693
General Mills Inc., 3.00%, 02/01/51 (Call 08/01/50)	65	47,265
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(f)	200	185,018
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	20	14,476
3.13%, 11/15/49 (Call 05/15/49)	51	40,432
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	60	46,556
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	15	11,857
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
4.38%, 02/02/52 (Call 08/02/51)(b)	50	39,294
6.50%, 12/01/52 (Call 06/01/52)(b)	50	52,262
JM Smucker Co. (The)
4.25%, 03/15/35	84	77,367
4.38%, 03/15/45(a)	36	31,163
Kellogg Co., 4.50%, 04/01/46	45	41,172
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	47	49,323
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	80	67,887
4.63%, 10/01/39 (Call 04/01/39)	26	23,088
4.88%, 10/01/49 (Call 04/01/49)	75	68,008
5.00%, 07/15/35 (Call 01/15/35)(a)	75	72,887
5.00%, 06/04/42	80	74,610
5.20%, 07/15/45 (Call 01/15/45)	195	183,269
5.50%, 06/01/50 (Call 12/01/49)	90	89,155
6.50%, 02/09/40	30	32,103
6.88%, 01/26/39	45	49,799
7.13%, 08/01/39(b)	35	39,113
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	30	25,009
3.95%, 01/15/50 (Call 07/15/49)	145	122,938
4.45%, 02/01/47 (Call 08/01/46)	35	31,739
4.65%, 01/15/48 (Call 07/15/47)	30	27,850
5.00%, 04/15/42 (Call 10/15/41)	15	14,322
5.15%, 08/01/43 (Call 02/01/43)	20	19,619
5.40%, 07/15/40 (Call 01/15/40)	15	15,102
5.40%, 01/15/49 (Call 07/15/48)	25	25,883
6.90%, 04/15/38	26	30,009
Mars Inc.
3.60%, 04/01/34 (Call 01/01/34)(b)	55	50,453
3.88%, 04/01/39 (Call 10/01/38)(b)	115	103,332
3.95%, 04/01/44 (Call 10/01/43)(b)	45	39,716
3.95%, 04/01/49 (Call 10/01/48)(b)	65	57,786
4.13%, 04/01/54 (Call 10/01/53)(b)	48	43,144
4.20%, 04/01/59 (Call 10/01/58)(b)	30	27,160
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	71	62,119
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	75	50,384

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Nestle Holdings Inc., 3.90%, 09/24/38 (Call 03/24/38)(b)	$380	$349,589
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	40	35,390
4.50%, 04/01/46 (Call 10/01/45)	5	4,441
4.85%, 10/01/45 (Call 04/01/45)	53	49,391
6.60%, 04/01/50 (Call 10/01/49)	154	179,898
Tesco PLC, 6.15%, 11/15/37(b)	100	103,707
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	50	45,829
4.88%, 08/15/34 (Call 02/15/34)	100	99,211
5.10%, 09/28/48 (Call 03/28/48)	65	64,171
5.15%, 08/15/44 (Call 02/15/44)	20	19,598

		3,212,806

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49 (Call 10/30/48)(f)	200	170,354
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	42	37,107
4.40%, 08/15/47 (Call 02/15/47)	49	42,965
4.80%, 06/15/44 (Call 12/15/43)	48	43,501
6.00%, 11/15/41 (Call 05/15/41)	30	30,701
7.30%, 11/15/39	31	35,761

		360,389

Gas — 0.5%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	35	27,724
4.13%, 10/15/44 (Call 04/15/44)	40	35,240
4.13%, 03/15/49 (Call 09/15/48)	65	58,311
4.15%, 01/15/43 (Call 07/15/42)	30	26,765
4.30%, 10/01/48 (Call 04/01/48)	65	59,849
5.50%, 06/15/41 (Call 12/15/40)	40	41,703
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(b)	23	18,389
4.49%, 03/04/49 (Call 09/04/48)(b)	20	16,626
4.50%, 03/10/46 (Call 09/10/45)(b)	50	41,202
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	61	54,183
5.85%, 01/15/41 (Call 07/15/40)	10	10,566
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(b)	200	198,622
KeySpan Gas East Corp., 5.82%, 04/01/41(b)	40	40,301
Nakilat Inc., 6.07%, 12/31/33(b)	92	97,782
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	65	57,336
4.80%, 02/15/44 (Call 08/15/43)	125	114,620
5.00%, 06/15/52 (Call 12/15/51)	10	9,690
5.65%, 02/01/45 (Call 08/01/44)	55	55,888
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	10	8,743
4.66%, 02/01/44 (Call 08/01/43)	160	146,622
Piedmont Natural Gas Co. Inc., 3.64%, 11/01/46 (Call 05/01/46)	35	27,034
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	50	41,595
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	35	29,662
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	34	29,414
4.40%, 05/30/47 (Call 11/30/46)	120	103,864
5.88%, 03/15/41 (Call 09/15/40)	51	52,980

Security	Par (000)	Value

Gas (continued)
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	$30	$20,029
3.80%, 09/29/46 (Call 03/29/46)	20	15,008
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	17	13,837
Series K, 3.80%, 09/15/46 (Call 03/15/46)	115	96,130

		1,549,715

Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	20	15,769
4.10%, 03/01/48 (Call 09/01/47)	35	31,974
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	26	17,672
4.85%, 11/15/48 (Call 05/15/48)	35	34,394
5.20%, 09/01/40	25	25,147

		124,956

Health Care - Products — 0.5%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	144	151,623
4.75%, 04/15/43 (Call 10/15/42)	40	40,394
4.90%, 11/30/46 (Call 05/30/46)	170	179,097
5.30%, 05/27/40	40	43,208
6.15%, 11/30/37	38	44,953
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)	30	21,020
3.50%, 08/15/46 (Call 02/15/46)	75	57,829
Boston Scientific Corp.
4.70%, 03/01/49 (Call 09/01/48)	39	37,105
7.38%, 01/15/40	55	66,121
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	50	34,457
4.38%, 09/15/45 (Call 03/15/45)	20	18,368
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	95	78,678
3.40%, 11/15/49 (Call 05/15/49)	147	118,655
Koninklijke Philips NV
5.00%, 03/15/42	45	42,268
6.88%, 03/11/38	30	34,252
Medtronic Inc.
4.38%, 03/15/35	215	213,332
4.63%, 03/15/45	100	100,272
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	25	17,886
4.10%, 04/01/43 (Call 10/01/42)	95	82,573
4.38%, 05/15/44 (Call 11/15/43)	35	31,523
4.63%, 03/15/46 (Call 09/15/45)	65	61,673
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	81	75,549
5.30%, 02/01/44 (Call 08/01/43)	50	53,509
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 02/15/45)	50	42,396

		1,646,741

Health Care - Services — 2.2%
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	35	26,952
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	32	25,593
4.27%, 08/15/48 (Call 02/15/48)	31	28,633
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	25	18,314

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(a)	$30	$24,468
4.13%, 11/15/42 (Call 05/15/42)	25	21,307
4.50%, 05/15/42 (Call 11/15/41)	25	22,303
4.75%, 03/15/44 (Call 09/15/43)	35	31,953
6.63%, 06/15/36	61	68,130
6.75%, 12/15/37	40	44,807
AHS Hospital Corp.
5.02%, 07/01/45	30	30,680
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	50	34,991
Allina Health System, Series 2019, 3.89%, 04/15/49	35	30,262
Anthem Inc., 4.55%, 05/15/52 (Call 11/15/51)	20	18,779
Ascension Health
3.95%, 11/15/46	50	45,540
4.85%, 11/15/53	62	64,532
Series B, 3.11%, 11/15/39 (Call 05/15/39)	15	12,311
Banner Health
2.91%, 01/01/51 (Call 07/01/50)	40	29,094
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	35	27,022
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	50	39,092
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	50	43,677
Baylor Scott & White Holdings
4.19%, 11/15/45 (Call 05/15/45)	95	87,577
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	60	43,635
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	30	24,294
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	10	7,552
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	10	7,362
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	60	40,199
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	25	23,145
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	80	54,646
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	4,724
City of Hope
Series 2013, 5.62%, 11/15/43	20	21,494
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(a)	80	73,952
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	47	45,395
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	77	62,966
3.91%, 10/01/50 (Call 04/01/50)	25	19,498
4.19%, 10/01/49 (Call 04/01/49)	81	66,921
4.35%, 11/01/42	95	85,051
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	75	58,772
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	25	22,097
Dignity Health, 4.50%, 11/01/42	5	4,590
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	35	31,155
Elevance Health Inc.
3.70%, 09/15/49 (Call 03/15/49)	75	61,324
4.38%, 12/01/47 (Call 06/01/47)	103	95,129
4.63%, 05/15/42	95	90,377
4.65%, 01/15/43	170	160,658

Security	Par (000)	Value

Health Care - Services (continued)
4.65%, 08/15/44 (Call 02/15/44)	$55	$51,468
5.10%, 01/15/44	166	165,738
5.95%, 12/15/34	40	43,010
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	35	32,218
4.50%, 07/01/57 (Call 01/01/57)	35	34,073
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	10	7,428
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	48	34,425
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	75	51,343
4.63%, 03/15/52 (Call 09/15/51)(b)	20	16,551
5.13%, 06/15/39 (Call 12/15/38)	120	108,134
5.25%, 06/15/49 (Call 12/15/48)	195	174,291
5.50%, 06/15/47 (Call 12/15/46)	90	83,011
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(b)	55	40,769
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	20	16,884
4.63%, 12/01/42 (Call 06/01/42)	41	37,960
4.80%, 03/15/47 (Call 09/15/46)	30	28,770
4.95%, 10/01/44 (Call 04/01/44)	25	24,139
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	80	74,208
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	90	82,234
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	85	70,472
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	40	32,865
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	30	26,612
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	79	73,145
4.88%, 04/01/42	120	121,709
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	90	70,338
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	63	57,179
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	40	35,618
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	20	17,264
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	60	46,092
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	20	15,115
Mayo Clinic
3.77%, 11/15/43	55	48,327
Series 2013, 4.00%, 11/15/47	50	45,552
Series 2016, 4.13%, 11/15/52	20	18,643
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	50	46,664
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	35	28,586
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	30	24,124
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	60	54,968
5.00%, 07/01/42	60	61,647
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	50	36,704
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	10	6,929
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	50	38,087
Montefiore Obligated Group
4.29%, 09/01/50	35	25,041
Series 18-C, 5.25%, 11/01/48	35	27,638

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	$120	$107,383
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	10	8,113
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	75	68,631
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	55	45,605
3.98%, 11/01/46 (Call 11/01/45)	55	46,342
4.26%, 11/01/47 (Call 11/01/46)	25	22,255
Novant Health Inc., 3.17%, 11/01/51 (Call 05/01/51)	20	15,334
NYU Langone Hospitals, 4.37%, 07/01/47 (Call 01/01/47)	50	45,122
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)(a)	40	30,619
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	10	7,934
4.09%, 10/01/48 (Call 04/01/48)	45	40,554
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	25	24,142
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	34	28,551
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	30	26,852
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(b)	200	142,452
7.00%, 03/01/39(b)	20	25,114
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	30	24,381
3.95%, 07/01/46 (Call 07/01/45)	30	26,838
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	50	35,451
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	25	17,072
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	58	51,872
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	81	69,961
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	10	6,405
4.33%, 11/15/55	40	38,397
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	55	52,694
6.02%, 11/15/48(a)	55	35,557
Trinity Health Corp.
4.13%, 12/01/45	55	50,683
Series 2019, 3.43%, 12/01/48	35	29,070
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	75	54,847
3.70%, 08/15/49 (Call 02/15/49)	80	68,066
3.75%, 10/15/47 (Call 04/15/47)	107	92,127
3.88%, 08/15/59 (Call 02/15/59)	50	42,608
3.95%, 10/15/42 (Call 04/15/42)	120	107,588
4.20%, 01/15/47 (Call 07/15/46)	80	74,122
4.25%, 03/15/43 (Call 09/15/42)	58	54,251
4.25%, 04/15/47 (Call 10/15/46)	105	97,720
4.25%, 06/15/48 (Call 12/15/47)	90	82,714
4.38%, 03/15/42 (Call 09/15/41)	105	99,462
4.45%, 12/15/48 (Call 06/15/48)	50	47,539
4.63%, 07/15/35	100	99,877
4.63%, 11/15/41 (Call 05/15/41)(a)	50	49,027
4.75%, 07/15/45	137	135,541
4.75%, 05/15/52 (Call 11/15/51)	150	148,860
4.95%, 05/15/62 (Call 11/15/61)	100	100,340
5.80%, 03/15/36	5	5,503

Security	Par (000)	Value

Health Care - Services (continued)
5.95%, 02/15/41 (Call 08/15/40)	$35	$39,245
6.50%, 06/15/37	50	58,998
6.63%, 11/15/37	50	59,517
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	34	33,064
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	65	45,769

		6,737,095

Holding Companies - Diversified — 0.2%
JAB Holdings BV, 3.75%, 05/28/51 (Call 11/28/50)(b)	5	3,286
MDGH GMTN RSC Ltd.
3.70%, 11/07/49 (Call 05/07/49)(f)	200	175,936
3.95%, 05/21/50 (Call 11/21/49)(f)	200	185,956
PTT Treasury Center Co. Ltd., 4.50%, 10/25/42	200	175,608
Temasek Financial I Ltd., 2.50%, 10/06/70 (Call 04/06/70)(b)	250	165,882

		706,668

Home Builders — 0.0%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	80	65,602
PulteGroup Inc., 6.00%, 02/15/35	55	53,514

		119,116

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)	25	19,001
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	86	71,384

		90,385

Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	105	91,625
5.00%, 06/15/52 (Call 12/15/51)	15	15,367
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	60	47,585
3.90%, 05/04/47 (Call 11/04/46)	40	35,051
5.30%, 03/01/41	30	31,505
6.63%, 08/01/37	25	30,094
SC Johnson & Son Inc., 4.80%, 09/01/40(b)	50	48,676

		299,903

Housewares — 0.0%
Newell Brands Inc.
5.63%, 04/01/36 (Call 10/01/35)(a)	20	17,839
5.75%, 04/01/46 (Call 10/01/45)	45	36,900

		54,739

Insurance — 2.6%
Aflac Inc., 4.75%, 01/15/49 (Call 07/15/48)	70	62,417
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(b)	200	159,018
4.50%, 03/16/46 (Call 09/16/45)(b)	100	93,879
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	15	14,459
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	10	8,517
4.20%, 12/15/46 (Call 06/15/46)	40	36,203
4.50%, 06/15/43	90	83,896
5.55%, 05/09/35	50	53,656
5.95%, 04/01/36	10	11,136
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(c)	85	86,517
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	45	38,129
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)	100	89,776
4.50%, 07/16/44 (Call 01/16/44)	150	135,109

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.75%, 04/01/48 (Call 10/01/47)	$65	$61,497
Aon Corp., 6.25%, 09/30/40	30	32,825
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (Call 02/23/51)	25	17,334
3.90%, 02/28/52 (Call 08/28/51)	25	20,792
Aon Global Ltd.
4.60%, 06/14/44 (Call 03/14/44)	40	36,576
4.75%, 05/15/45 (Call 11/15/44)	44	40,833
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	40	37,430
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	45	34,903
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	40	38,493
Arthur J Gallagher & Co., 3.05%, 03/09/52 (Call 09/09/51)	50	34,776
Athene Holding Ltd., 3.45%, 05/15/52 (Call 11/15/51)	15	10,289
AXA SA, 6.38%, (Call 12/14/36), (3 mo. LIBOR US + 2.256%)(b)(c)(g)	100	112,634
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	50	34,233
2.85%, 10/15/50 (Call 04/15/50)	70	51,075
3.85%, 03/15/52 (Call 09/15/51)	50	43,075
4.20%, 08/15/48 (Call 02/15/48)	73	67,843
4.25%, 01/15/49 (Call 07/15/48)	206	193,395
4.30%, 05/15/43	45	42,488
4.40%, 05/15/42	55	52,748
5.75%, 01/15/40	53	59,711
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	97	94,183
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	54	42,705
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	10	8,904
Chubb Corp. (The)
6.00%, 05/11/37	16	18,062
Series 1, 6.50%, 05/15/38	20	23,433
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	25	18,262
3.05%, 12/15/61 (Call 06/15/61)	100	70,609
4.15%, 03/13/43	25	22,559
4.35%, 11/03/45 (Call 05/03/45)	15	14,091
6.70%, 05/15/36	25	29,264
Cincinnati Financial Corp., 6.13%, 11/01/34	155	169,928
Corebridge Financial Inc.
4.35%, 04/05/42 (Call 10/05/41)(b)	20	16,946
4.40%, 04/05/52 (Call 10/05/51)(b)	35	28,778
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	60	56,164
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	40	27,772
4.87%, 06/01/44	15	13,750
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3 mo. LIBOR US + 3.744%)(b)(c)	30	30,568
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3 mo. LIBOR US + 3.454%)(b)(c)	60	58,536
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3 mo. LIBOR US + 1.374%)(b)(c)	55	48,186
Genworth Holdings Inc., 6.50%, 06/15/34	15	13,217
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)(b)	60	54,686
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	20	17,052
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(b)	15	11,012
4.85%, 01/24/77(b)	40	35,800
4.88%, 06/19/64(b)	35	33,260

Security	Par (000)	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	$25	$21,789
4.40%, 03/15/48 (Call 09/15/47)	75	68,002
5.95%, 10/15/36	40	42,799
6.10%, 10/01/41	40	43,023
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(b)	110	101,859
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	125	95,944
3.95%, 05/15/60 (Call 11/15/59)(b)	45	31,914
4.30%, 02/01/61 (Call 02/01/26)(b)	50	34,332
7.80%, 03/07/87(b)	30	34,672
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	40	34,215
4.38%, 06/15/50 (Call 12/15/49)	30	25,417
7.00%, 06/15/40	50	56,528
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	65	54,981
Manulife Financial Corp., 5.38%, 03/04/46	35	36,450
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)	26	21,317
4.30%, 11/01/47 (Call 05/01/47)	35	29,663
5.00%, 04/05/46	50	46,672
5.00%, 05/20/49 (Call 11/20/48)	50	47,299
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	60	53,542
4.35%, 01/30/47 (Call 07/30/46)	45	41,108
4.75%, 03/15/39 (Call 09/15/38)	50	48,791
4.90%, 03/15/49 (Call 09/15/48)	30	29,978
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(b)	30	22,903
3.73%, 10/15/70(b)	71	53,018
4.90%, 04/01/77(b)	50	45,836
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	100	110,917
MetLife Inc.
4.05%, 03/01/45	40	35,237
4.13%, 08/13/42	61	54,630
4.60%, 05/13/46 (Call 11/13/45)	30	28,908
4.72%, 12/15/44	55	52,321
4.88%, 11/13/43	81	79,823
5.00%, 07/15/52 (Call 01/15/52)	30	30,342
5.70%, 06/15/35	36	39,119
6.38%, 06/15/34	53	60,795
6.40%, 12/15/66 (Call 12/15/31)	180	185,438
10.75%, 08/01/69 (Call 08/01/34)	31	42,269
Nationwide Financial Services Inc., 5.30%, 11/18/44(b)	25	23,136
Nationwide Mutual Insurance Co., 4.35%, 04/30/50 (Call 10/30/49)(b)	275	231,657
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)(b)	40	33,451
4.45%, 05/15/69 (Call 11/15/68)(b)	30	26,773
6.75%, 11/15/39(b)	180	213,401
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(b)	175	133,507
3.85%, 09/30/47 (Call 03/30/47)(b)	80	67,620
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(b)(c)	175	150,117
Pacific LifeCorp., 3.35%, 09/15/50 (Call 03/15/50)(b)	25	18,848
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)	40	29,145
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	10	8,842

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.35%, 05/15/43	$46	$40,840
4.63%, 09/15/42	40	36,762
Progressive Corp. (The)
3.95%, 03/26/50 (Call 09/26/49)	15	13,257
4.13%, 04/15/47 (Call 10/15/46)	62	56,473
4.20%, 03/15/48 (Call 09/15/47)	50	45,856
4.35%, 04/25/44	45	41,567
Provident Financing Trust I, 7.41%, 03/15/38	10	10,782
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	70	58,057
3.91%, 12/07/47 (Call 06/07/47)	30	26,057
3.94%, 12/07/49 (Call 06/07/49)	60	52,032
4.35%, 02/25/50 (Call 08/25/49)	50	46,014
4.60%, 05/15/44	53	50,703
5.70%, 12/14/36	52	55,954
6.00%, 09/01/52	100	98,973
6.63%, 12/01/37	30	34,567
Securian Financial Group Inc., 4.80%, 04/15/48(b)	35	29,782
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	15	14,073
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	185	172,257
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	40	30,635
4.27%, 05/15/47 (Call 11/15/46)(b)	165	147,043
4.90%, 09/15/44(b)	80	77,795
6.85%, 12/16/39(b)	52	61,227
Transatlantic Holdings Inc., 8.00%, 11/30/39	40	50,470
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)	50	38,135
3.75%, 05/15/46 (Call 11/15/45)	35	29,887
4.00%, 05/30/47 (Call 11/30/46)	30	26,762
4.10%, 03/04/49 (Call 09/04/48)	30	26,953
4.30%, 08/25/45 (Call 02/25/45)	30	27,291
4.60%, 08/01/43	30	28,395
6.25%, 06/15/37	50	58,438
6.75%, 06/20/36	161	192,645
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	45	34,908
5.75%, 08/15/42	55	51,221
Voya Financial Inc.
4.80%, 06/15/46	15	13,317
5.70%, 07/15/43	140	137,859
W R Berkley Corp.
3.55%, 03/30/52 (Call 09/30/51)	15	11,465
4.75%, 08/01/44	45	41,578
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(b)	25	25,083
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	35	26,991
5.05%, 09/15/48 (Call 03/15/48)	30	27,628
XLIT Ltd.
5.25%, 12/15/43	125	130,675
5.50%, 03/31/45	40	40,687

		7,852,831

Internet — 0.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	200	135,652
3.15%, 02/09/51 (Call 08/09/50)	200	132,624
4.20%, 12/06/47 (Call 06/06/47)	200	160,658
Alphabet Inc., 2.05%, 08/15/50 (Call 02/15/50)	310	204,256

Security	Par (000)	Value

Internet (continued)
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	$80	$55,743
2.70%, 06/03/60 (Call 12/03/59)	98	65,546
2.88%, 05/12/41 (Call 11/12/40)	100	79,842
3.10%, 05/12/51 (Call 11/12/50)	200	156,550
3.25%, 05/12/61 (Call 11/12/60)	75	57,084
3.88%, 08/22/37 (Call 02/22/37)	198	185,736
3.95%, 04/13/52 (Call 10/13/51)	75	68,180
4.05%, 08/22/47 (Call 02/22/47)	82	76,021
4.10%, 04/13/62 (Call 10/13/61)	100	90,450
4.25%, 08/22/57 (Call 02/22/57)	235	221,950
4.80%, 12/05/34 (Call 06/05/34)	62	65,269
4.95%, 12/05/44 (Call 06/05/44)	185	193,110
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	76	62,999
Prosus NV, 4.03%, 08/03/50 (Call 02/03/50)(f)	200	126,778
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(f)	200	133,314
3.29%, 06/03/60 (Call 12/03/59)(f)	200	126,834
4.53%, 04/11/49 (Call 10/11/48)(a)(f)	200	167,988

		2,566,584

Iron & Steel — 0.2%
ArcelorMittal SA
6.75%, 03/01/41	25	24,575
7.00%, 10/15/39(a)	36	36,491
Cleveland-Cliffs Inc., 6.25%, 10/01/40	15	13,073
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	79	52,750
6.40%, 12/01/37	150	167,569
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	25	17,064
U.S. Steel Corp., 6.65%, 06/01/37	25	22,811
Vale Overseas Ltd.
6.88%, 11/21/36(a)	52	53,660
6.88%, 11/10/39	80	82,836
Vale SA, 5.63%, 09/11/42	120	111,978

		582,807

Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	35	26,011
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	30	23,349

		49,360

Machinery — 0.3%
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	135	111,185
3.25%, 04/09/50 (Call 10/09/49)	45	37,173
3.80%, 08/15/42	65	59,359
4.30%, 05/15/44 (Call 11/15/43)(a)	70	67,786
4.75%, 05/15/64 (Call 11/15/63)	45	45,894
5.20%, 05/27/41	56	60,474
6.05%, 08/15/36	25	28,719
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	35	27,775
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	190	148,388
3.75%, 04/15/50 (Call 10/15/49)(a)	55	50,645
3.90%, 06/09/42 (Call 12/09/41)	44	41,312
Dover Corp.
5.38%, 10/15/35	35	35,246
5.38%, 03/01/41 (Call 12/01/40)	20	19,708
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	25	19,218
3.36%, 02/15/50 (Call 08/15/49)	70	52,095

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	$30	$27,712
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	20	17,856

		850,545

Manufacturing — 0.5%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	10	7,301
3.63%, 10/15/47 (Call 04/15/47)	83	66,414
3.70%, 04/15/50 (Call 10/15/49)(a)	35	28,088
3.88%, 06/15/44	40	33,396
4.00%, 09/14/48 (Call 03/14/48)(a)	60	50,608
5.70%, 03/15/37	112	119,198
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	15	12,847
4.15%, 11/02/42	70	62,888
4.70%, 08/23/52	10	9,725
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	594	560,142
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	25	22,082
4.88%, 09/15/41 (Call 03/15/41)	51	51,595
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	25	21,202
4.10%, 03/01/47 (Call 09/01/46)	20	17,373
4.20%, 11/21/34 (Call 05/21/34)	85	79,124
4.45%, 11/21/44 (Call 05/21/44)	110	99,244
6.25%, 05/15/38	10	10,694
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(b)	250	236,057
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	25	20,834
5.75%, 06/15/43	40	40,587

		1,549,399

Media — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(b)	120	91,355
4.50%, 06/01/33 (Call 06/01/27)(b)	105	83,052
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	100	69,354
3.50%, 03/01/42 (Call 09/01/41)	50	34,787
3.70%, 04/01/51 (Call 10/01/50)	145	96,547
3.85%, 04/01/61 (Call 10/01/60)	155	100,835
3.90%, 06/01/52 (Call 12/01/51)	60	40,698
3.95%, 06/30/62 (Call 12/30/61)	50	33,097
4.80%, 03/01/50 (Call 09/01/49)	215	168,910
5.13%, 07/01/49 (Call 01/01/49)	135	109,955
5.25%, 04/01/53 (Call 10/01/52)	80	67,027
5.38%, 04/01/38 (Call 10/01/37)	65	57,025
5.38%, 05/01/47 (Call 11/01/46)	110	93,750
5.75%, 04/01/48 (Call 10/01/47)	198	175,242
6.38%, 10/23/35 (Call 04/23/35)	145	144,466
6.48%, 10/23/45 (Call 04/23/45)	291	277,122
6.83%, 10/23/55 (Call 04/23/55)	65	65,432
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	65	42,033
2.65%, 08/15/62 (Call 02/15/62)	280	176,260
2.89%, 11/01/51 (Call 05/01/51)	197	139,027
2.94%, 11/01/56 (Call 05/01/56)	234	159,656
2.99%, 11/01/63 (Call 05/01/63)	164	109,852
3.20%, 07/15/36 (Call 01/15/36)	55	46,303

Security	Par (000)	Value

Media (continued)
3.25%, 11/01/39 (Call 05/01/39)	$76	$61,878
3.40%, 07/15/46 (Call 01/15/46)	85	66,479
3.45%, 02/01/50 (Call 08/01/49)	105	82,620
3.90%, 03/01/38 (Call 09/01/37)	80	72,034
3.97%, 11/01/47 (Call 05/01/47)	84	72,103
4.00%, 08/15/47 (Call 02/15/47)	60	51,944
4.00%, 03/01/48 (Call 09/01/47)	75	64,306
4.00%, 11/01/49 (Call 05/01/49)	81	69,423
4.05%, 11/01/52 (Call 05/01/52)	224	192,447
4.20%, 08/15/34 (Call 02/15/34)	50	47,766
4.40%, 08/15/35 (Call 02/15/35)	70	67,619
4.60%, 10/15/38 (Call 04/15/38)	54	51,949
4.60%, 08/15/45 (Call 02/15/45)	55	51,084
4.65%, 07/15/42	100	94,121
4.70%, 10/15/48 (Call 04/15/48)	60	57,494
4.75%, 03/01/44	150	143,092
5.65%, 06/15/35	40	43,150
6.50%, 11/15/35	255	291,631
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(b)	121	105,036
4.70%, 12/15/42(b)	100	89,798
4.80%, 02/01/35 (Call 08/01/34)(b)	35	32,872
8.38%, 03/01/39(b)	35	45,239
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	106	70,124
4.65%, 05/15/50 (Call 11/15/49)	260	197,358
4.88%, 04/01/43	25	19,901
5.00%, 09/20/37 (Call 03/20/37)	55	47,964
5.20%, 09/20/47 (Call 03/20/47)	50	40,773
5.30%, 05/15/49 (Call 11/15/48)(a)	121	99,720
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	30	29,284
5.58%, 01/25/49 (Call 07/25/48)	70	68,299
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	15	13,895
6.63%, 01/15/40	230	247,149
Meta Platforms Inc.
4.45%, 08/15/52	210	191,098
4.65%, 08/15/62	60	54,086
NBCUniversal Media LLC, 5.95%, 04/01/41	130	143,946
Paramount Global
4.38%, 03/15/43	70	52,464
4.60%, 01/15/45 (Call 07/15/44)	70	53,745
4.85%, 07/01/42 (Call 01/01/42)	34	27,800
4.90%, 08/15/44 (Call 02/15/44)	145	115,707
4.95%, 05/19/50 (Call 11/19/49)	45	36,644
5.25%, 04/01/44 (Call 10/01/43)	35	29,671
6.88%, 04/30/36	104	107,357
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	15	15,080
5.85%, 04/15/40	70	72,287
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	114	86,337
5.50%, 09/01/41 (Call 03/01/41)	90	77,731
5.88%, 11/15/40 (Call 05/15/40)	85	76,392
6.55%, 05/01/37	70	68,838
6.75%, 06/15/39	110	107,248
7.30%, 07/01/38	110	113,119
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	45	34,114

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.70%, 12/01/42	$35	$29,937
4.13%, 06/01/44	65	59,583
4.38%, 08/16/41	50	47,403
Series E, 4.13%, 12/01/41	40	36,460
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	90	64,638
3.50%, 05/13/40 (Call 11/13/39)	85	72,664
3.60%, 01/13/51 (Call 07/13/50)	105	87,972
4.63%, 03/23/40 (Call 09/23/39)	50	49,016
4.70%, 03/23/50 (Call 09/23/49)(a)	90	89,935
4.75%, 09/15/44 (Call 03/15/44)	130	127,100
4.75%, 11/15/46 (Call 05/15/46)	10	9,896
4.95%, 10/15/45 (Call 04/15/45)	35	34,799
5.40%, 10/01/43	245	260,518
6.15%, 03/01/37	26	29,293
6.20%, 12/15/34	61	69,094
6.40%, 12/15/35	51	58,693
6.65%, 11/15/37	80	95,343

		7,756,345

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 3.90%, 01/15/43 (Call 07/15/42)	40	35,124
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	140	128,230

		163,354

Mining — 0.7%
Barrick Gold Corp.
5.25%, 04/01/42	47	45,804
6.45%, 10/15/35	30	32,969
Barrick North America Finance LLC
5.70%, 05/30/41	64	65,752
5.75%, 05/01/43	49	50,324
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	180	164,936
5.00%, 09/30/43(a)	100	101,400
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50 (Call 07/30/49)(f)	200	145,804
4.25%, 07/17/42(b)	200	161,752
4.50%, 08/01/47 (Call 02/01/47)(f)	200	168,354
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)(a)	105	99,375
5.45%, 03/15/43 (Call 09/15/42)	110	98,762
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	45	41,192
6.00%, 11/15/41(b)	25	23,966
6.90%, 11/15/37(b)	49	52,501
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(b)	40	31,857
5.75%, 11/15/41(b)	20	19,477
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	25	23,757
5.88%, 04/01/35	50	51,908
6.25%, 10/01/39	40	43,047
Rio Tinto Alcan Inc., 5.75%, 06/01/35	25	27,059
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	65	47,101
5.20%, 11/02/40	20	20,891
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	55	50,502
4.75%, 03/22/42 (Call 09/22/41)	50	49,685

Security	Par (000)	Value

Mining (continued)
Southern Copper Corp.
5.25%, 11/08/42(a)	$140	$135,369
5.88%, 04/23/45	53	55,210
6.75%, 04/16/40	40	45,006
7.50%, 07/27/35(a)	140	164,671
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	21,747
5.40%, 02/01/43 (Call 08/01/42)	25	22,205
6.00%, 08/15/40 (Call 02/15/40)	30	28,647
6.13%, 10/01/35	95	97,336
6.25%, 07/15/41 (Call 01/15/41)(a)	16	15,660

		2,204,026

Office & Business Equipment — 0.0%
Xerox Corp.
4.80%, 03/01/35	15	11,106
6.75%, 12/15/39	25	20,964

		32,070

Oil & Gas — 3.6%
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	25	18,750
4.75%, 04/15/43 (Call 10/15/42)	25	19,811
5.10%, 09/01/40 (Call 03/01/40)(a)	80	68,000
5.25%, 02/01/42 (Call 08/01/41)	20	17,142
5.35%, 07/01/49 (Call 01/01/49)	25	20,623
6.00%, 01/15/37(a)	20	18,743
7.38%, 08/15/47	10	10,441
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	40	28,074
2.94%, 06/04/51 (Call 12/04/50)	255	183,957
3.00%, 02/24/50 (Call 08/24/49)	100	73,131
3.06%, 06/17/41 (Call 12/17/40)	50	39,278
3.38%, 02/08/61 (Call 08/08/60)	185	138,580
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)(a)	85	80,352
5.85%, 02/01/35	50	49,478
6.25%, 03/15/38	60	62,698
6.75%, 02/01/39	35	37,856
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	150	143,893
5.40%, 06/15/47 (Call 12/15/46)(a)	40	38,942
6.75%, 11/15/39	65	70,790
6.80%, 09/15/37	10	10,812
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	70	55,658
Chevron USA Inc., 2.34%, 08/12/50 (Call 02/12/50)	100	69,027
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	187,134
CNOOC Petroleum North America ULC
5.88%, 03/10/35	100	102,922
7.50%, 07/30/39	100	120,710
ConocoPhillips, 6.50%, 02/01/39	75	87,994
ConocoPhillips Co.
3.80%, 03/15/52 (Call 09/15/51)	25	21,566
4.03%, 03/15/62 (Call 09/15/61)(b)	176	150,042
4.30%, 11/15/44 (Call 05/15/44)	142	130,785
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	40	31,263
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	74	66,795
5.00%, 06/15/45 (Call 12/15/44)	65	59,984
5.60%, 07/15/41 (Call 01/15/41)	55	54,404

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Diamondback Energy Inc., 4.25%, 03/15/52 (Call 09/15/51)	$100	$82,656
Eastern Gas Transmission & Storage Inc., 4.80%, 11/01/43	40	36,962
Ecopetrol SA
5.88%, 05/28/45	80	55,436
7.38%, 09/18/43(a)	50	41,829
Eni SpA, 5.70%, 10/01/40(b)	5	4,916
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	175	161,222
Equinor ASA
3.70%, 04/06/50 (Call 10/06/49)	90	78,139
3.95%, 05/15/43	62	56,052
4.25%, 11/23/41	50	47,145
4.80%, 11/08/43	70	70,820
Exxon Mobil Corp.
3.45%, 04/15/51 (Call 10/15/50)(a)	210	173,590
3.57%, 03/06/45 (Call 09/06/44)	106	89,695
4.11%, 03/01/46 (Call 09/01/45)	120	110,546
4.23%, 03/19/40 (Call 09/19/39)	95	90,544
4.33%, 03/19/50 (Call 09/19/49)	265	252,683
Hess Corp.
5.60%, 02/15/41	50	48,147
5.80%, 04/01/47 (Call 10/01/46)(a)	60	59,801
6.00%, 01/15/40	50	51,005
KazMunayGas National Co. JSC, 6.38%, 10/24/48(f)	250	210,015
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	50	45,726
6.60%, 10/01/37	41	43,008
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	35	30,844
5.00%, 09/15/54 (Call 03/15/54)	95	84,423
6.50%, 03/01/41 (Call 09/01/40)	73	78,357
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	50	48,725
Murphy Oil Corp., 6.13%, 12/01/42 (Call 06/01/42)	25	19,828
Occidental Petroleum Corp.
4.30%, 08/15/39 (Call 02/15/39)	25	21,597
4.40%, 04/15/46 (Call 10/15/45)	50	43,375
4.40%, 08/15/49 (Call 02/15/49)	50	42,964
4.50%, 07/15/44 (Call 01/15/44)	50	43,036
6.20%, 03/15/40	29	29,499
6.45%, 09/15/36	115	123,002
6.60%, 03/15/46 (Call 09/15/45)	70	77,113
7.95%, 06/15/39	15	17,877
Ovintiv Inc.
6.50%, 08/15/34	70	72,265
6.50%, 02/01/38	35	35,747
6.63%, 08/15/37	25	25,714
Pertamina Persero PT
4.18%, 01/21/50 (Call 07/21/49)(f)	400	322,748
5.63%, 05/20/43(f)	200	191,780
Petrobras Global Finance BV
6.75%, 01/27/41	90	87,817
6.75%, 06/03/50 (Call 12/03/49)	40	36,677
6.85%, 06/05/2115	120	103,902
6.88%, 01/20/40(a)	40	39,447
6.90%, 03/19/49	50	47,082
7.25%, 03/17/44(a)	110	109,821
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	137,964
Petroleos Mexicanos
5.50%, 06/27/44	50	29,736
5.63%, 01/23/46	100	59,260
6.35%, 02/12/48	80	48,538

Security	Par (000)	Value

Oil & Gas (continued)
6.38%, 01/23/45(a)	$75	$46,961
6.50%, 06/02/41	155	99,186
6.75%, 09/21/47	340	214,333
6.95%, 01/28/60 (Call 07/28/59)	260	163,431
7.69%, 01/23/50 (Call 07/23/49)	450	309,919
Petronas Capital Ltd.
4.50%, 03/18/45(f)	200	197,780
4.55%, 04/21/50 (Call 10/21/49)(f)	300	296,496
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	55	40,956
4.65%, 11/15/34 (Call 05/15/34)	64	61,614
4.88%, 11/15/44 (Call 05/15/44)	100	95,821
5.88%, 05/01/42	60	63,959
Phillips 66 Co.
4.68%, 02/15/45 (Call 08/15/44)(b)	75	68,188
4.90%, 10/01/46 (Call 04/01/46)(b)	35	32,912
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(f)	200	161,950
3.30%, 07/12/51 (Call 01/12/51)(f)	200	159,360
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(f)	200	149,524
3.50%, 11/24/70 (Call 05/24/70)(f)	200	144,212
4.38%, 04/16/49(f)	200	183,644
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	25	19,403
3.00%, 11/26/51 (Call 05/26/51)	25	18,819
3.13%, 11/07/49 (Call 05/07/49)	121	93,844
3.25%, 04/06/50 (Call 10/06/49)	115	91,365
3.63%, 08/21/42	50	42,396
3.75%, 09/12/46(a)	55	47,279
4.00%, 05/10/46	125	110,290
4.13%, 05/11/35	137	130,416
4.38%, 05/11/45	170	159,050
5.50%, 03/25/40	95	102,544
6.38%, 12/15/38	181	210,708
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(f)	200	174,646
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	300	266,817
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)(a)	49	40,973
5.95%, 12/01/34	40	41,407
6.50%, 06/15/38	150	161,586
6.80%, 05/15/38	50	55,181
6.85%, 06/01/39	40	44,650
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(f)	200	129,004
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	85	67,807
3.13%, 05/29/50 (Call 11/29/49)	136	105,463
3.39%, 06/29/60 (Call 12/29/59)	15	11,651
3.46%, 07/12/49 (Call 01/12/49)	75	61,714
Transocean Inc.
6.80%, 03/15/38	35	18,915
9.35%, 12/15/41	10	5,908
Valero Energy Corp.
4.90%, 03/15/45	135	124,257
6.63%, 06/15/37	95	103,003
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(f)	100	53,973

		11,072,025

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	$50	$48,357
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.,
4.08%, 12/15/47 (Call 06/15/47)	83	69,029
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	55	47,454
4.75%, 08/01/43 (Call 02/01/43)	58	51,488
4.85%, 11/15/35 (Call 05/15/35)	86	81,853
5.00%, 11/15/45 (Call 05/15/45)	100	91,075
6.70%, 09/15/38	58	62,918
7.45%, 09/15/39	50	58,065
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	59	42,756

		552,995

Packaging & Containers — 0.0%
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	60	49,636
Sealed Air Corp., 6.88%, 07/15/33(b)	30	30,647
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	20	20,017

		100,300

Pharmaceuticals — 3.1%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	400	352,752
4.25%, 11/21/49 (Call 05/21/49)	250	219,945
4.40%, 11/06/42	150	135,590
4.45%, 05/14/46 (Call 11/14/45)	76	68,925
4.50%, 05/14/35 (Call 11/14/34)	225	214,146
4.55%, 03/15/35 (Call 09/15/34)	299	286,783
4.70%, 05/14/45 (Call 11/14/44)	160	149,590
4.75%, 03/15/45 (Call 09/15/44)	60	56,024
4.85%, 06/15/44 (Call 12/15/43)	50	47,451
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	35	30,316
4.30%, 12/15/47 (Call 06/15/47)	40	36,050
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)	15	9,789
4.00%, 09/18/42	71	65,236
4.38%, 11/16/45	63	60,717
4.38%, 08/17/48 (Call 02/17/48)	54	52,254
6.45%, 09/15/37	150	176,667
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(b)	143	108,897
4.20%, 07/15/34 (Call 01/15/34)(b)	95	84,909
4.40%, 07/15/44 (Call 01/15/44)(b)	95	77,229
4.70%, 07/15/64 (Call 01/15/64)(b)	61	49,780
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)(a)	118	112,436
4.69%, 12/15/44 (Call 06/15/44)	48	45,511
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	80	58,484
2.55%, 11/13/50 (Call 05/13/50)	50	34,422
3.25%, 08/01/42(a)	130	106,077
3.55%, 03/15/42 (Call 09/15/41)	5	4,300
3.70%, 03/15/52 (Call 09/15/51)	5	4,238
3.90%, 03/15/62 (Call 09/15/61)	5	4,205
4.13%, 06/15/39 (Call 12/15/38)	150	140,244
4.25%, 10/26/49 (Call 04/26/49)	200	185,188
4.35%, 11/15/47 (Call 05/15/47)	110	103,601
4.63%, 05/15/44 (Call 11/15/43)	240	234,389
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	46	39,052
4.50%, 11/15/44 (Call 05/15/44)	15	12,747

Security	Par (000)	Value

Pharmaceuticals (continued)
4.60%, 03/15/43	$25	$21,794
4.90%, 09/15/45 (Call 03/15/45)	15	13,566
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)	45	35,421
3.40%, 03/15/50 (Call 09/15/49)	100	75,261
3.40%, 03/15/51 (Call 09/15/50)	85	64,095
3.88%, 10/15/47 (Call 04/15/47)	60	48,410
4.80%, 08/15/38 (Call 02/15/38)	84	81,051
4.80%, 07/15/46 (Call 01/16/46)	80	74,639
4.90%, 12/15/48 (Call 06/15/48)	100	95,164
6.13%, 11/15/41	131	142,051
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	50	35,884
4.25%, 04/01/50 (Call 10/01/49)	60	51,551
4.78%, 03/25/38 (Call 09/25/37)	307	293,946
4.88%, 07/20/35 (Call 01/20/35)	250	243,662
5.05%, 03/25/48 (Call 09/25/47)	401	385,971
5.13%, 07/20/45 (Call 01/20/45)	116	111,054
5.30%, 12/05/43 (Call 06/05/43)	137	136,120
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	90	62,287
2.50%, 09/15/60 (Call 03/15/60)	135	90,877
4.15%, 03/15/59 (Call 09/15/58)	100	94,816
5.55%, 03/15/37	50	56,934
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	38	34,803
5.38%, 04/15/34	40	42,856
6.38%, 05/15/38	92	107,937
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	125	90,945
3.40%, 01/15/38 (Call 07/15/37)	101	90,514
3.50%, 01/15/48 (Call 07/15/47)	43	37,740
3.55%, 03/01/36 (Call 09/01/35)	75	69,857
3.63%, 03/03/37 (Call 09/03/36)	87	80,795
3.70%, 03/01/46 (Call 09/01/45)	125	111,656
3.75%, 03/03/47 (Call 09/03/46)	70	62,980
4.50%, 09/01/40	60	59,880
4.50%, 12/05/43 (Call 06/05/43)	55	55,220
5.85%, 07/15/38	110	127,104
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	45	43,410
5.90%, 11/01/39	20	22,027
Merck & Co. Inc.
2.45%, 06/24/50 (Call 12/24/49)	185	128,092
2.75%, 12/10/51 (Call 06/10/51)	70	50,676
2.90%, 12/10/61 (Call 06/10/61)	100	69,498
3.60%, 09/15/42 (Call 03/15/42)	61	52,749
3.70%, 02/10/45 (Call 08/10/44)	150	129,882
4.00%, 03/07/49 (Call 09/07/48)	50	45,329
4.15%, 05/18/43	180	168,098
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	25	19,339
5.40%, 11/29/43 (Call 05/29/43)	50	40,501
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)(a)	70	53,201
3.70%, 09/21/42	40	35,781
4.00%, 11/20/45 (Call 05/20/45)	130	120,172
4.40%, 05/06/44	122	120,086
Perrigo Finance Unlimited Co., 4.90%, 12/15/44 (Call 06/15/44)	25	18,378

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	$35	$26,891
2.70%, 05/28/50 (Call 11/28/49)	75	55,897
3.90%, 03/15/39 (Call 09/15/38)	45	41,798
4.00%, 12/15/36	100	95,375
4.00%, 03/15/49 (Call 09/15/48)	75	70,434
4.10%, 09/15/38 (Call 03/15/38)	80	76,628
4.13%, 12/15/46	87	82,600
4.20%, 09/15/48 (Call 03/15/48)	65	62,794
4.30%, 06/15/43	50	47,880
4.40%, 05/15/44	115	111,430
5.60%, 09/15/40	30	33,071
7.20%, 03/15/39	100	128,422
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	154,912
3.18%, 07/09/50 (Call 01/09/50)	200	147,160
3.38%, 07/09/60 (Call 01/09/60)	40	29,082
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(a)	40	36,300
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	70	46,243
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	75	59,177
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	95	65,950
4.00%, 06/22/50 (Call 12/22/49)	100	64,679
Wyeth LLC
5.95%, 04/01/37	85	96,483
6.00%, 02/15/36	25	28,030
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	50	36,852
3.95%, 09/12/47 (Call 03/12/47)	100	86,629
4.70%, 02/01/43 (Call 08/01/42)	80	76,168

		9,432,889

Pipelines — 2.2%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	195,942
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	15	11,252
5.85%, 11/15/43 (Call 05/15/43)	35	26,542
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(b)	113	96,026
3.40%, 01/15/38 (Call 07/15/37)(b)	40	33,712
3.70%, 01/15/39 (Call 07/15/38)(b)	15	12,768
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)	55	42,973
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44).	30	30,676
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	25	23,987
6.45%, 11/03/36(b)	20	20,305
6.75%, 09/15/37(b)	35	36,970
EIG Pearl Holdings Sarl, 3.55%, 08/31/36(f)	200	175,332
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	21	20,821
7.38%, 10/15/45 (Call 04/15/45)	45	53,596
Enbridge Inc.
3.40%, 08/01/51 (Call 02/01/51)	35	26,271
4.50%, 06/10/44 (Call 12/10/43)	80	70,150
5.50%, 12/01/46 (Call 06/01/46)	53	54,207
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	45	40,943
4.95%, 01/15/43 (Call 07/15/42)	35	29,234
5.00%, 05/15/44 (Call 11/15/43)	25	21,343

Security	Par (000)	Value

Pipelines (continued)
5.00%, 05/15/50 (Call 11/15/49)(a)	$175	$150,195
5.15%, 03/15/45 (Call 09/15/44)	55	47,758
5.30%, 04/01/44 (Call 10/01/43)	36	31,627
5.30%, 04/15/47 (Call 10/15/46)	55	48,100
5.35%, 05/15/45 (Call 11/15/44)	55	48,671
5.40%, 10/01/47 (Call 04/01/47)	84	74,758
5.95%, 10/01/43 (Call 04/01/43)	45	42,417
6.00%, 06/15/48 (Call 12/15/47)	35	33,338
6.05%, 06/01/41 (Call 12/01/40)	10	9,730
6.10%, 02/15/42	40	37,922
6.13%, 12/15/45 (Call 06/15/45)	125	120,131
6.25%, 04/15/49 (Call 10/15/48)	50	49,071
6.50%, 02/01/42 (Call 08/01/41)	65	65,546
6.63%, 10/15/36	30	30,406
7.50%, 07/01/38	25	27,077
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	19	13,721
5.45%, 06/01/47 (Call 12/01/46)	40	30,551
5.60%, 04/01/44 (Call 10/01/43)	15	11,900
Enterprise Products Operating LLC
4.20%, 01/31/50 (Call 07/31/49)	90	76,203
4.25%, 02/15/48 (Call 08/15/47)	100	85,628
4.45%, 02/15/43 (Call 08/15/42)	89	79,014
4.80%, 02/01/49 (Call 08/01/48)	50	46,005
4.85%, 08/15/42 (Call 02/15/42)	68	63,892
4.85%, 03/15/44 (Call 09/15/43)	60	55,870
4.90%, 05/15/46 (Call 11/15/45)	50	46,657
5.10%, 02/15/45 (Call 08/15/44)	89	85,071
5.70%, 02/15/42	70	71,381
5.95%, 02/01/41	72	75,414
6.13%, 10/15/39	65	69,139
6.45%, 09/01/40	60	65,410
7.55%, 04/15/38	156	183,074
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)(a)	35	29,640
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(f)	192	167,603
3.25%, 09/30/40(f)	200	163,854
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	55	47,037
5.00%, 08/15/42 (Call 02/15/42)	60	53,824
5.00%, 03/01/43 (Call 09/01/42)	60	53,722
5.40%, 09/01/44 (Call 03/01/44)	40	37,020
5.50%, 03/01/44 (Call 09/01/43)	55	51,506
6.38%, 03/01/41	45	45,411
6.50%, 09/01/39	50	51,504
6.55%, 09/15/40	140	144,756
6.95%, 01/15/38	33	35,714
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	55	38,241
3.60%, 02/15/51 (Call 08/15/50)	30	22,338
5.20%, 03/01/48 (Call 09/01/47)	65	60,379
5.30%, 12/01/34 (Call 06/01/34)	35	34,234
5.45%, 08/01/52 (Call 02/01/52)	30	29,144
5.55%, 06/01/45 (Call 12/01/44)	50	48,608
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	30	23,560
4.20%, 10/03/47 (Call 04/03/47)	20	16,291
4.25%, 09/15/46 (Call 03/15/46)	35	28,858
4.85%, 02/01/49 (Call 08/01/48)(a)	30	26,624

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.15%, 10/15/43 (Call 04/15/43)	$95	$87,247
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	95	84,010
4.70%, 04/15/48 (Call 10/15/47)	115	98,250
4.90%, 04/15/58 (Call 10/15/57)	75	62,743
4.95%, 03/14/52 (Call 09/14/51)	25	22,016
5.20%, 03/01/47 (Call 09/01/46)	70	63,522
5.20%, 12/01/47 (Call 06/01/47)	40	36,045
5.50%, 02/15/49 (Call 08/15/48)	72	68,551
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	30	32,301
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	25	18,323
4.30%, 01/15/49 (Call 07/15/48)(b)	90	76,000
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	60	47,826
4.95%, 07/13/47 (Call 01/06/47)	45	38,802
5.20%, 07/15/48 (Call 01/15/48)	45	40,424
7.15%, 01/15/51 (Call 07/15/50)	15	16,010
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	50	48,306
6.20%, 09/15/43 (Call 03/15/43)	25	23,735
6.65%, 10/01/36	75	76,647
6.85%, 10/15/37	40	41,620
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	50	39,502
4.90%, 02/15/45 (Call 08/15/44)	65	52,835
5.15%, 06/01/42 (Call 12/01/41)	45	37,643
Rockies Express Pipeline LLC
6.88%, 04/15/40(b)	35	29,122
7.50%, 07/15/38(b)	10	8,748
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(b)	65	59,413
4.83%, 05/01/48 (Call 11/01/47)(b)	15	13,385
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(b)	40	35,135
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	55	47,957
5.95%, 09/25/43 (Call 03/25/43)	35	36,158
Targa Resources Corp.
4.95%, 04/15/52 (Call 10/15/51)	30	25,896
6.25%, 07/01/52 (Call 01/01/52)	60	61,164
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	50	55,958
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(a)(b)	39	32,253
TransCanada PipeLines Ltd.
4.75%, 05/15/38 (Call 11/15/37)	35	33,148
4.88%, 05/15/48 (Call 11/15/47)	115	110,202
5.00%, 10/16/43 (Call 04/16/43)	55	52,182
5.10%, 03/15/49 (Call 09/15/48)	46	45,652
5.60%, 03/31/34	25	25,195
6.20%, 10/15/37	50	53,688
7.25%, 08/15/38	45	53,168
7.63%, 01/15/39	84	102,466
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	40	33,208
4.60%, 03/15/48 (Call 09/15/47)	60	54,324
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33 (Call 05/01/33)(b)	75	62,317
Western Midstream Operating LP
5.30%, 03/01/48 (Call 09/01/47)	41	36,022

Security	Par (000)	Value

Pipelines (continued)
5.45%, 04/01/44 (Call 10/01/43)	$30	$26,339
5.50%, 08/15/48 (Call 02/15/48)	15	13,255
6.50%, 02/01/50 (Call 08/01/49)	45	38,966
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	60	54,362
4.90%, 01/15/45 (Call 07/15/44)	50	44,861
5.10%, 09/15/45 (Call 03/15/45)	75	70,197
5.40%, 03/04/44 (Call 09/04/43)	50	47,686
5.75%, 06/24/44 (Call 12/24/43)	100	100,430
6.30%, 04/15/40	45	47,979

		6,731,789

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(b)	35	33,454
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	25	23,855
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	50	46,894
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	50	47,142
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(a)(b)	100	76,910
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	25	18,831

		247,086

Real Estate Investment Trusts — 0.7%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51 (Call 11/18/50)	70	47,282
3.55%, 03/15/52 (Call 09/15/51)	25	18,904
4.00%, 02/01/50 (Call 08/01/49)	100	82,465
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	80	55,668
3.70%, 10/15/49 (Call 04/15/49)	75	56,986
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	20	17,045
4.15%, 07/01/47 (Call 01/01/47)	70	62,535
4.35%, 04/15/48 (Call 10/18/47)	35	31,800
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	25	19,402
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	10	7,215
3.25%, 01/15/51 (Call 07/15/50)	81	57,582
4.75%, 05/15/47 (Call 11/15/46)	26	23,394
Crown Castle International Corp.
4.00%, 11/15/49 (Call 05/15/49)	110	88,144
5.20%, 02/15/49 (Call 08/15/48)	55	52,084
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	10	7,465
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	55	37,120
3.00%, 07/15/50 (Call 01/15/50)	80	54,862
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	20	17,244
4.50%, 07/01/44 (Call 01/01/44)	35	32,646
4.50%, 06/01/45 (Call 12/01/44)	80	73,466
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	65	57,349
Federal Realty OP LP, 4.50%, 12/01/44 (Call 06/01/44)	50	43,823
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	15	16,666
Kimco Realty Corp.
4.13%, 12/01/46 (Call 06/01/46)	35	28,809
4.25%, 04/01/45 (Call 10/01/44)	25	20,675
4.45%, 09/01/47 (Call 03/01/47)	35	30,267

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
National Retail Properties Inc.
3.10%, 04/15/50 (Call 10/15/49)	$80	$54,365
4.80%, 10/15/48 (Call 04/15/48)	15	13,683
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	40	25,387
3.00%, 04/15/50 (Call 10/15/49)	50	37,455
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)(a)	55	52,861
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	80	69,098
4.65%, 03/15/49 (Call 09/15/48)	20	17,808
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	20	14,534
3.80%, 07/15/50 (Call 01/15/50)	40	32,313
4.25%, 10/01/44 (Call 04/01/44)	40	34,515
4.25%, 11/30/46 (Call 05/30/46)	35	30,549
4.75%, 03/15/42 (Call 09/15/41)	25	23,285
6.75%, 02/01/40 (Call 11/01/39)	31	35,024
Trust Fibra Uno, 6.95%, 01/30/44 (Call 07/30/43)(f)	200	171,518
UDR Inc., 3.10%, 11/01/34 (Call 08/01/34)	160	130,845
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	10	8,427
4.88%, 04/15/49 (Call 10/15/48)	60	55,519
5.70%, 09/30/43 (Call 03/30/43)	50	50,123
VICI Properties LP, 5.63%, 05/15/52 (Call 11/15/51)	50	46,283
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(b)	80	61,949
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	40	43,733

		2,050,172

Retail — 1.5%
7-Eleven Inc.
2.50%, 02/10/41 (Call 08/10/40)(b)	25	17,040
2.80%, 02/10/51 (Call 08/02/50)(b)	100	65,311
Alimentation Couche-Tard Inc., 4.50%, 07/26/47 (Call 01/26/47)(b)	100	82,554
Bath & Body Works Inc.
6.75%, 07/01/36(a)	60	51,785
6.88%, 11/01/35	60	52,434
6.95%, 03/01/33	15	12,353
7.60%, 07/15/37	10	8,263
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	15	3,541
5.17%, 08/01/44 (Call 02/01/44)(a)	35	7,137
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(b)	200	157,562
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	30	24,307
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	45	37,901
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	10	7,088
Home Depot Inc. (The)
3.13%, 12/15/49 (Call 06/15/49)	70	53,606
3.30%, 04/15/40 (Call 10/15/39)	60	50,384
3.35%, 04/15/50 (Call 10/15/49)	50	39,823
3.50%, 09/15/56 (Call 03/15/56)	65	51,977
3.63%, 04/15/52 (Call 10/15/51)	75	62,870
3.90%, 06/15/47 (Call 12/15/46)	127	112,244
4.20%, 04/01/43 (Call 10/01/42)	135	124,176
4.25%, 04/01/46 (Call 10/01/45)	85	78,716
4.40%, 03/15/45 (Call 09/15/44)	63	59,500
4.50%, 12/06/48 (Call 06/06/48)	105	101,199
4.88%, 02/15/44 (Call 08/15/43)	94	94,107
5.40%, 09/15/40 (Call 03/15/40)	91	97,144
5.88%, 12/16/36	188	211,231

Security	Par (000)	Value

Retail (continued)
5.95%, 04/01/41 (Call 10/01/40)	$97	$109,705
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	15	10,528
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	60	42,671
3.00%, 10/15/50 (Call 04/15/50)	75	51,443
3.70%, 04/15/46 (Call 10/15/45)	48	38,040
4.05%, 05/03/47 (Call 11/03/46)	85	70,672
4.25%, 04/01/52 (Call 10/01/51)	35	29,859
4.38%, 09/15/45 (Call 03/15/45)	23	19,797
4.45%, 04/01/62 (Call 10/01/61)	75	63,152
4.65%, 04/15/42 (Call 10/15/41)	165	151,425
5.13%, 04/15/50 (Call 10/15/49)	90	87,692
5.50%, 10/15/35	95	97,497
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	15	9,126
4.50%, 12/15/34 (Call 06/15/34)	17	11,893
5.13%, 01/15/42 (Call 07/15/41)	10	6,845
6.38%, 03/15/37	15	11,905
6.70%, 07/15/34(a)(b)	15	13,040
Marks & Spencer PLC, 7.13%, 12/01/37(b)	25	23,763
McDonald’s Corp.
3.63%, 05/01/43	35	28,657
3.63%, 09/01/49 (Call 03/01/49)	40	32,436
3.70%, 02/15/42	25	20,836
4.20%, 04/01/50 (Call 10/01/49)	35	31,165
4.45%, 03/01/47 (Call 09/01/46)	95	87,893
4.45%, 09/01/48 (Call 03/01/48)	75	69,206
4.60%, 05/26/45 (Call 11/26/44)	20	18,698
4.70%, 12/09/35 (Call 06/09/35)	44	43,666
4.88%, 07/15/40	35	34,252
4.88%, 12/09/45 (Call 06/09/45)	132	128,618
5.70%, 02/01/39	75	80,060
6.30%, 10/15/37	50	56,469
6.30%, 03/01/38	40	45,549
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	55	37,110
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	30	21,677
5.95%, 03/15/43	15	10,406
Starbucks Corp.
3.50%, 11/15/50 (Call 05/15/50)	80	61,654
3.75%, 12/01/47 (Call 06/01/47)	80	64,937
4.30%, 06/15/45 (Call 12/15/44)	30	26,420
4.45%, 08/15/49 (Call 02/15/49)	50	44,710
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)	60	45,224
3.63%, 04/15/46	39	33,247
3.90%, 11/15/47 (Call 05/15/47)	80	71,098
4.00%, 07/01/42	60	55,405
7.00%, 01/15/38	100	123,261
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)(a)	40	39,644
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	76	60,226
4.80%, 11/18/44 (Call 05/18/44)	50	44,137
Walmart Inc.
2.65%, 09/22/51 (Call 03/22/51)	150	112,536
4.00%, 04/11/43 (Call 10/11/42)(a)	150	140,797
4.05%, 06/29/48 (Call 12/29/47)	209	199,766

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)	$15	$12,945
6.88%, 11/15/37	15	15,896

		4,411,907

Semiconductors — 1.2%
Advanced Micro Devices Inc., 4.39%, 06/01/52 (Call 12/01/51)	45	42,510
Analog Devices Inc., 2.80%, 10/01/41 (Call 04/01/41)	100	78,052
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	45	33,511
4.35%, 04/01/47 (Call 10/01/46)	67	64,616
5.10%, 10/01/35 (Call 04/01/35)	57	60,037
5.85%, 06/15/41	60	68,623
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(b)	250	189,532
3.19%, 11/15/36 (Call 08/15/36)(b)	275	204,017
3.47%, 04/15/34 (Call 01/15/34)(b)	150	121,554
3.50%, 02/15/41 (Call 08/15/40)(b)	200	150,400
3.75%, 02/15/51 (Call 08/15/50)(b)	250	184,525
4.93%, 05/15/37 (Call 02/15/37)(b)	100	89,222
Intel Corp.
3.05%, 08/12/51 (Call 02/12/51)	100	71,848
3.10%, 02/15/60 (Call 08/15/59)	90	61,609
3.25%, 11/15/49 (Call 05/15/49)	115	85,665
3.73%, 12/08/47 (Call 06/08/47)	215	175,459
4.10%, 05/19/46 (Call 11/19/45)	81	71,602
4.10%, 05/11/47 (Call 11/11/46)	65	56,959
4.25%, 12/15/42(a)	30	26,983
4.60%, 03/25/40 (Call 09/25/39)	20	19,055
4.75%, 03/25/50 (Call 09/25/49)	80	76,334
4.80%, 10/01/41	150	147,201
4.90%, 08/05/52	100	97,534
4.95%, 03/25/60 (Call 09/25/59)	50	47,735
5.05%, 08/05/62	50	48,473
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	30	23,468
4.95%, 07/15/52 (Call 01/15/52)	20	20,131
5.00%, 03/15/49 (Call 09/15/48)	155	156,550
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	85	62,427
4.88%, 03/15/49 (Call 09/15/48)	95	97,269
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	25	17,650
3.48%, 11/01/51 (Call 05/01/51)	25	16,638
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	86	74,017
3.50%, 04/01/50 (Call 10/01/49)	180	149,884
3.70%, 04/01/60 (Call 10/01/59)	10	8,168
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 05/11/41 (Call 11/11/40)	100	72,365
3.25%, 11/30/51 (Call 05/30/51)	30	20,375
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)(a)	65	52,866
4.30%, 05/20/47 (Call 11/20/46)	72	67,565
4.50%, 05/20/52 (Call 11/20/51)	65	62,949
4.65%, 05/20/35 (Call 11/20/34)	37	37,353
4.80%, 05/20/45 (Call 11/20/44)	85	85,608
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	60	56,105
4.15%, 05/15/48 (Call 11/15/47)	105	100,311

Security	Par (000)	Value

Semiconductors (continued)
TSMC Arizona Corp., 3.25%, 10/25/51 (Call 04/25/51)(a)	$200	$159,450

		3,614,205

Software — 1.2%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	40	26,779
4.50%, 06/15/47 (Call 12/15/46)	90	85,458
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	40	29,157
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	10	7,270
4.50%, 08/15/46 (Call 02/15/46)	30	25,992
5.63%, 07/15/52 (Call 01/15/52)	15	14,902
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	80	69,142
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	434	316,134
2.68%, 06/01/60 (Call 12/01/59)	244	173,574
2.92%, 03/17/52 (Call 09/17/51)	320	252,410
3.04%, 03/17/62 (Call 09/17/61)	157	120,179
3.45%, 08/08/36 (Call 02/08/36)	82	77,221
3.50%, 02/12/35 (Call 08/12/34)	150	143,571
3.50%, 11/15/42	50	44,755
4.10%, 02/06/37 (Call 08/06/36)	160	160,686
4.20%, 11/03/35 (Call 05/03/35)	50	50,855
4.50%, 10/01/40	50	51,240
4.50%, 02/06/57 (Call 08/06/56)	110	113,741
MSCI Inc., 3.25%, 08/15/33 (Call 08/15/27)(a)(b)	45	35,753
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	255	185,732
3.60%, 04/01/50 (Call 10/01/49)	206	140,381
3.80%, 11/15/37 (Call 05/15/37)	73	56,886
3.85%, 07/15/36 (Call 01/15/36)	90	71,774
3.85%, 04/01/60 (Call 10/01/59)	180	119,493
3.90%, 05/15/35 (Call 11/15/34)	155	126,086
3.95%, 03/25/51 (Call 09/25/50)	125	89,902
4.00%, 07/15/46 (Call 01/15/46)	144	105,379
4.00%, 11/15/47 (Call 05/15/47)	151	109,587
4.13%, 05/15/45 (Call 11/15/44)	205	152,991
4.30%, 07/08/34 (Call 01/08/34)	85	74,061
4.38%, 05/15/55 (Call 11/15/54)	80	59,957
4.50%, 07/08/44 (Call 01/08/44)	146	116,886
5.38%, 07/15/40	79	71,192
6.13%, 07/08/39	249	246,119
6.50%, 04/15/38	86	88,388
salesforce.com Inc., 2.90%, 07/15/51 (Call 01/15/51)	205	151,610

		3,765,243

Telecommunications — 3.1%
America Movil SAB de CV
6.13%, 03/30/40	129	141,390
6.38%, 03/01/35	131	147,898
AT&T Inc.
3.10%, 02/01/43 (Call 08/01/42)	200	147,114
3.50%, 06/01/41 (Call 12/01/40)	170	134,099
3.50%, 09/15/53 (Call 03/15/53)	415	308,241
3.55%, 09/15/55 (Call 03/15/55)	375	273,990
3.65%, 06/01/51 (Call 12/01/50)	200	152,942
3.65%, 09/15/59 (Call 03/15/59)	386	279,730
3.80%, 12/01/57 (Call 06/01/57)	340	257,098
3.85%, 06/01/60 (Call 12/01/59)	100	75,091
4.50%, 05/15/35 (Call 11/15/34)	170	159,598
4.55%, 03/09/49 (Call 09/09/48)	100	89,233

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.65%, 06/01/44 (Call 12/01/43)	$95	$84,992
4.75%, 05/15/46 (Call 11/15/45)	150	137,974
4.85%, 03/01/39 (Call 09/01/38)	90	84,600
4.90%, 08/15/37 (Call 02/14/37)	290	283,075
5.15%, 03/15/42	150	144,283
5.15%, 02/15/50 (Call 08/14/49)	150	144,793
6.38%, 03/01/41	150	164,938
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(f)	200	144,972
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	20	14,599
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	20	15,806
4.30%, 07/29/49 (Call 01/29/49)	25	22,125
4.46%, 04/01/48 (Call 10/01/47)	60	54,965
Cisco Systems Inc.
5.50%, 01/15/40	160	174,464
5.90%, 02/15/39	129	146,474
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	75	61,637
4.70%, 03/15/37	25	23,559
4.75%, 03/15/42	60	55,687
5.35%, 11/15/48 (Call 05/15/48)	25	24,632
5.45%, 11/15/79 (Call 05/19/79)	45	41,318
5.75%, 08/15/40	46	47,621
5.85%, 11/15/68 (Call 05/15/68)	11	10,573
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(b)	150	117,032
Deutsche Telekom International Finance BV, 4.75%, 06/21/38 (Call 12/21/37)(b)	150	143,359
Embarq Corp., 8.00%, 06/01/36	97	75,061
Juniper Networks Inc., 5.95%, 03/15/41	36	34,550
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39(a)	25	19,685
Series U, 7.65%, 03/15/42	25	19,478
Motorola Solutions Inc., 5.50%, 09/01/44	36	33,727
Nokia OYJ, 6.63%, 05/15/39	35	35,371
Orange SA, 5.50%, 02/06/44 (Call 08/06/43)	55	57,962
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	76	57,786
4.30%, 02/15/48 (Call 08/15/47)	65	53,988
4.35%, 05/01/49 (Call 11/01/48)	163	136,625
4.50%, 03/15/42 (Call 09/15/41)(b)	25	22,036
4.50%, 03/15/43 (Call 09/15/42)	45	38,789
4.55%, 03/15/52 (Call 09/15/51)(b)	25	22,010
5.00%, 03/15/44 (Call 09/15/43)	90	82,307
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	79	65,625
Telecom Italia Capital SA
6.00%, 09/30/34	50	40,446
6.38%, 11/15/33	70	58,671
7.20%, 07/18/36	75	64,003
7.72%, 06/04/38	48	41,433
Telefonica Emisiones SA
4.90%, 03/06/48	155	128,848
5.21%, 03/08/47	150	129,424
5.52%, 03/01/49 (Call 09/01/48)	150	134,577
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	60	53,392
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	50	36,253
3.30%, 02/15/51 (Call 08/15/50)	175	125,008
3.40%, 10/15/52 (Call 04/15/52)	100	72,401
3.60%, 11/15/60 (Call 05/15/60)	150	108,038
4.38%, 04/15/40 (Call 10/15/39)(a)	120	105,917

Security	Par (000)	Value

Telecommunications (continued)
4.50%, 04/15/50 (Call 10/15/49)	$160	$139,518
U.S. Cellular Corp., 6.70%, 12/15/33	35	33,982
Verizon Communications Inc.
2.99%, 10/30/56 (Call 04/30/56)	188	126,612
3.00%, 11/20/60 (Call 05/20/60)	185	123,325
3.55%, 03/22/51 (Call 09/22/50)	310	243,613
3.85%, 11/01/42 (Call 05/01/42)	140	117,405
3.88%, 03/01/52 (Call 09/01/51)	40	33,218
4.00%, 03/22/50 (Call 09/22/49)	145	123,450
4.13%, 08/15/46	100	88,183
4.27%, 01/15/36	105	97,001
4.40%, 11/01/34 (Call 05/01/34)	235	222,228
4.67%, 03/15/55	150	140,973
4.75%, 11/01/41	162	153,804
4.81%, 03/15/39	290	282,559
4.86%, 08/21/46	285	278,431
5.50%, 03/16/47	100	106,088
6.55%, 09/15/43	150	179,695
Vodafone Group PLC
4.25%, 09/17/50	105	85,403
4.38%, 02/19/43	138	118,121
4.88%, 06/19/49	110	97,879
5.00%, 05/30/38	60	56,875
5.13%, 06/19/59	30	27,208
5.13%, 06/04/81 (Call 12/04/50)(c)	60	43,937
5.25%, 05/30/48	200	186,914
6.15%, 02/27/37	85	89,130

		9,358,865

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	15	13,407
6.35%, 03/15/40	30	30,815
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)(a)	15	13,947
6.20%, 10/01/40	15	15,093

		73,262

Transportation — 1.8%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	10	7,667
3.55%, 02/15/50 (Call 08/15/49)	50	41,874
3.90%, 08/01/46 (Call 02/01/46)	68	59,960
4.05%, 06/15/48 (Call 12/15/47)	45	40,905
4.13%, 06/15/47 (Call 12/15/46)	40	36,878
4.15%, 04/01/45 (Call 10/01/44)	45	41,027
4.15%, 12/15/48 (Call 06/15/48)	61	56,181
4.38%, 09/01/42 (Call 03/01/42)	55	51,863
4.45%, 03/15/43 (Call 09/15/42)	59	56,458
4.55%, 09/01/44 (Call 03/01/44)	105	101,325
4.70%, 09/01/45 (Call 03/01/45)	10	9,756
4.90%, 04/01/44 (Call 10/01/43)	109	109,051
4.95%, 09/15/41 (Call 03/15/41)	50	50,517
5.05%, 03/01/41 (Call 09/01/40)	30	30,773
5.15%, 09/01/43 (Call 03/01/43)	95	98,780
5.40%, 06/01/41 (Call 12/01/40)	40	42,487
5.75%, 05/01/40 (Call 11/01/39)	45	49,438
6.15%, 05/01/37	40	45,918
6.20%, 08/15/36	50	57,420
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	90	61,447

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.20%, 08/02/46 (Call 02/02/46)(a)	$20	$15,765
3.65%, 02/03/48 (Call 08/03/47)	35	29,647
4.40%, 08/05/52	20	19,129
4.45%, 01/20/49 (Call 07/20/48)	25	24,011
6.20%, 06/01/36	30	33,979
6.25%, 08/01/34	10	11,379
6.38%, 11/15/37	18	20,575
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	35	34,668
4.80%, 08/01/45 (Call 02/01/45)	20	19,416
5.95%, 05/15/37	131	143,645
6.13%, 09/15/2115 (Call 03/15/2115)	53	55,721
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	45	35,347
3.80%, 11/01/46 (Call 05/01/46)	28	23,834
3.80%, 04/15/50 (Call 10/15/49)	35	29,532
3.95%, 05/01/50 (Call 11/01/49)	41	35,546
4.10%, 03/15/44 (Call 09/15/43)	148	131,187
4.25%, 11/01/66 (Call 05/01/66)	15	12,834
4.30%, 03/01/48 (Call 09/01/47)	95	86,697
4.40%, 03/01/43 (Call 09/01/42)	11	10,052
4.50%, 11/15/52 (Call 05/15/52)	10	9,320
4.50%, 08/01/54 (Call 02/01/54)	80	74,157
4.65%, 03/01/68 (Call 09/01/67)	20	18,403
4.75%, 05/30/42 (Call 11/30/41)	25	24,067
5.50%, 04/15/41 (Call 10/15/40)	85	89,643
6.00%, 10/01/36	25	27,407
6.15%, 05/01/37	30	33,604
6.22%, 04/30/40	40	45,546
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47 (Call 07/25/46)(f)	200	170,322
FedEx Corp.
3.90%, 02/01/35	46	41,866
4.05%, 02/15/48 (Call 08/15/47)	70	59,144
4.10%, 04/15/43	40	34,168
4.10%, 02/01/45	200	169,000
4.40%, 01/15/47 (Call 07/15/46)	52	45,978
4.55%, 04/01/46 (Call 10/01/45)	36	32,323
4.75%, 11/15/45 (Call 05/15/45)	103	95,474
4.95%, 10/17/48 (Call 04/17/48)	40	38,139
5.10%, 01/15/44	53	51,265
5.25%, 05/15/50 (Call 11/15/49)(a)	25	24,742
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	153,886
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	25	19,474
4.20%, 11/15/69 (Call 05/15/69)	16	13,163
4.30%, 05/15/43 (Call 11/15/42)	45	39,622
4.70%, 05/01/48 (Call 11/01/47)	65	61,325
4.95%, 08/15/45 (Call 02/15/45)	35	33,701
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(f)	96	95,339
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	75	55,150
3.16%, 05/15/55 (Call 11/15/54)	78	56,449
3.40%, 11/01/49 (Call 05/01/49)	135	105,880
3.70%, 03/15/53 (Call 09/15/52)	10	8,186
3.94%, 11/01/47 (Call 05/01/47)	109	94,524
3.95%, 10/01/42 (Call 04/01/42)	71	62,112
4.05%, 08/15/52 (Call 02/15/52)	55	47,787
4.10%, 05/15/49 (Call 11/15/48)	65	57,531
4.15%, 02/28/48 (Call 08/28/47)	10	8,937

Security	Par (000)	Value

Transportation (continued)
4.55%, 06/01/53 (Call 12/01/52)	$10	$9,433
4.65%, 01/15/46 (Call 07/15/45)	50	47,882
4.84%, 10/01/41	40	39,188
Polar Tankers Inc., 5.95%, 05/10/37(b)	30	31,243
Union Pacific Corp.
3.25%, 02/05/50 (Call 08/05/49)	200	157,734
3.38%, 02/01/35 (Call 08/01/34)	85	75,534
3.55%, 08/15/39 (Call 02/15/39)	50	43,318
3.55%, 05/20/61 (Call 11/20/60)	45	35,551
3.60%, 09/15/37 (Call 03/15/37)	271	241,651
3.75%, 02/05/70 (Call 08/05/69)	55	43,975
3.80%, 10/01/51 (Call 04/01/51)	89	76,606
3.80%, 04/06/71 (Call 10/06/70)	50	40,171
3.84%, 03/20/60 (Call 09/20/59)	102	85,674
3.88%, 02/01/55 (Call 08/01/54)	45	38,782
4.00%, 04/15/47 (Call 10/15/46)	55	48,863
4.05%, 11/15/45 (Call 05/15/45)	55	48,324
4.05%, 03/01/46 (Call 09/01/45)	50	45,352
4.10%, 09/15/67 (Call 03/15/67)	45	38,577
4.30%, 03/01/49 (Call 09/01/48)	65	60,315
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	45	37,381
3.63%, 10/01/42	45	39,595
3.75%, 11/15/47 (Call 05/15/47)	77	68,528
4.25%, 03/15/49 (Call 09/15/48)	15	14,467
4.88%, 11/15/40 (Call 05/15/40)	45	46,242
5.30%, 04/01/50 (Call 10/01/49)(a)	65	72,505
6.20%, 01/15/38	160	187,962
XPO CNW Inc., 6.70%, 05/01/34	15	14,549

		5,509,725

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	35	22,904
5.20%, 03/15/44 (Call 09/15/43)	60	55,073

		77,977

Water — 0.1%
American Water Capital Corp.
3.45%, 05/01/50 (Call 11/01/49)	40	31,490
3.75%, 09/01/47 (Call 03/01/47)	55	46,361
4.20%, 09/01/48 (Call 03/01/48)	50	44,764
4.30%, 12/01/42 (Call 06/01/42)	45	40,953
4.30%, 09/01/45 (Call 03/01/45)	175	156,179
6.59%, 10/15/37	45	51,379
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	35	25,749
4.28%, 05/01/49 (Call 11/01/48)	30	25,896

		422,771

Total Corporate Bonds & Notes — 50.0% (Cost: $183,955,605)		152,131,059

Foreign Government Obligations(h)

Angola — 0.0%
Angolan Government International Bond, 9.38%, 05/08/48(f)	200	152,948

Argentina — 0.4%
Argentina Bonar Bonds
1.50%, 07/09/35(e)	1,335	286,184
3.50%, 07/09/41(e)	59	13,731

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Argentina (continued)
3.88%, 01/09/38(e)	$305	$77,336
Argentine Republic Government International Bond
1.50%, 07/09/35 (Call 10/03/22)(e)	880	198,625
1.50%, 07/09/46 (Call 10/03/22)(e)	345	78,839
3.50%, 07/09/41 (Call 10/03/22)(a)(e)	757	198,902
3.88%, 01/09/38 (Call 10/03/22)(e)	790	222,156
Provincia de Buenos Aires/Government Bonds, 5.25%, 09/01/37(e)(f)	295	102,798

		1,178,571

Bahrain — 0.1%
Bahrain Government International Bond
5.25%, 01/25/33(f)	200	165,830
6.00%, 09/19/44(f)	200	149,980

		315,810

Bermuda — 0.0%
Bermuda Government International Bond, 3.38%, 08/20/50 (Call 02/20/50)(f)	10	7,335

Brazil — 0.3%
Brazilian Government International Bond
4.75%, 01/14/50 (Call 07/14/49)	400	291,156
5.00%, 01/27/45(a)	200	154,996
5.63%, 02/21/47	200	165,960
7.13%, 01/20/37	100	104,501
8.25%, 01/20/34(a)	100	113,594

		830,207

Canada — 0.0%
Province of British Columbia Canada, 7.25%, 09/01/36	75	103,219

Chile — 0.3%
Chile Government International Bond
2.55%, 07/27/33 (Call 04/27/33)	200	160,506
3.10%, 05/07/41 (Call 11/07/40)	200	146,272
3.10%, 01/22/61 (Call 07/22/60)	200	128,732
3.50%, 01/25/50 (Call 07/25/49)	200	146,706
4.00%, 01/31/52 (Call 07/31/51)	200	157,386
4.34%, 03/07/42 (Call 09/07/41)	200	171,340

		910,942

China — 0.1%
China Government International Bond, 2.75%, 12/03/39(f)	200	170,666
Export-Import Bank of China (The), 4.00%, 11/28/47(f)	200	187,362

		358,028

Colombia — 0.3%
Colombia Government International Bond
3.88%, 02/15/61 (Call 08/15/60)	200	113,030
4.13%, 05/15/51 (Call 11/15/50)(a)	200	118,858
5.00%, 06/15/45 (Call 12/15/44)	200	134,292
5.63%, 02/26/44 (Call 08/26/43)	200	145,370
6.13%, 01/18/41	200	159,926
7.38%, 09/18/37	150	142,270

		813,746

Costa Rica — 0.1%
Costa Rica Government International Bond, 7.00%, 04/04/44(f)	200	174,316

Dominican Republic — 0.2%
Dominican Republic International Bond
4.88%, 09/23/32(f)	150	121,245
5.88%, 01/30/60(f)	300	212,829
6.40%, 06/05/49(f)	150	118,311

Security	Par (000)	Value

Dominican Republic (continued)
6.85%, 01/27/45(f)	$150	$127,694
7.45%, 04/30/44(f)	100	91,369

		671,448

Ecuador — 0.1%
Ecuador Government International Bond
1.50%, 07/31/40(e)(f)	200	68,976
2.50%, 07/31/35(e)(f)	480	186,072

		255,048

Egypt — 0.1%
Egypt Government International Bond
6.88%, 04/30/40(f)	100	59,389
8.50%, 01/31/47(f)	200	127,440
8.75%, 09/30/51(f)	200	126,086
8.88%, 05/29/50(f)	200	129,086

		442,001

El Salvador — 0.0%
El Salvador Government International Bond, 7.12%, 01/20/50 (Call 07/20/49)(f)	200	67,338

Ghana — 0.0%
Ghana Government International Bond
8.75%, 03/11/61(f)	200	71,138
8.88%, 05/07/42(f)	200	71,290

		142,428

Guatemala — 0.1%
Guatemala Government Bond, 3.70%, 10/07/33 (Call 07/07/33)(f)	200	162,212

Hong Kong — 0.1%
Airport Authority Hong Kong, 3.25%, 01/12/52 (Call 07/12/51)(b)	200	157,256

Hungary — 0.1%
Hungary Government International Bond, 7.63%, 03/29/41	200	228,946

Indonesia — 0.6%
Indonesia Government International Bond
3.05%, 03/12/51	200	151,968
4.20%, 10/15/50	200	174,246
4.35%, 01/11/48	200	179,778
4.45%, 04/15/70	200	175,036
4.63%, 04/15/43(f)	200	187,666
5.13%, 01/15/45(f)	200	196,212
5.25%, 01/17/42(f)	200	199,702
6.63%, 02/17/37(f)	100	112,345
8.50%, 10/12/35(f)	130	167,654
Perusahaan Penerbit SBSN Indonesia III, 3.80%, 06/23/50(f)	200	165,030

		1,709,637

Israel — 0.2%
Israel Government AID Bond, 5.50%, 09/18/33	40	46,502
Israel Government International Bond
3.88%, 07/03/50(a)	200	180,366
4.13%, 01/17/48	200	189,014
State of Israel, 3.80%, 05/13/60(f)	400	340,204

		756,086

Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	305	235,600
5.38%, 06/15/33	75	75,354

		310,954

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	$200	$231,620

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(f)	200	168,396

Kenya — 0.0%
Republic of Kenya Government International Bond, 6.30%, 01/23/34(f)	200	136,584

Lebanon — 0.0%
Lebanon Government International Bond, 7.25%, 03/23/37(f)(i)(j)	50	3,574

Mexico — 0.7%
Mexico Government International Bond
3.75%, 04/19/71 (Call 10/19/70)	200	131,278
3.77%, 05/24/61 (Call 11/24/60)	400	267,160
4.28%, 08/14/41 (Call 02/14/41)	300	241,416
4.35%, 01/15/47	200	156,980
4.50%, 01/31/50 (Call 07/31/49)	200	158,938
4.60%, 01/23/46	200	163,324
4.60%, 02/10/48	200	162,946
4.75%, 03/08/44	150	127,212
5.00%, 04/27/51 (Call 10/27/50)	200	169,732
5.55%, 01/21/45	150	140,433
5.75%, 10/12/2110	100	85,793
6.75%, 09/27/34	160	176,493
7.50%, 04/08/33	125	148,740

		2,130,445

Morocco — 0.0%
Morocco Government International Bond, 4.00%, 12/15/50(f)	200	130,814

Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(f)	200	122,750
7.70%, 02/23/38(f)	200	128,098

		250,848

Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47(f)	200	174,550
7.00%, 01/25/51(f)	200	183,954

		358,504

Panama — 0.3%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	200	155,436
3.87%, 07/23/60 (Call 01/23/60)	200	138,066
4.30%, 04/29/53	200	152,792
4.50%, 05/15/47	200	160,392
4.50%, 01/19/63 (Call 07/19/62)	200	151,722
6.70%, 01/26/36	100	107,746

		866,154

Paraguay — 0.1%
Paraguay Government International Bond, 6.10%, 08/11/44(f)	200	186,836

Peru — 0.3%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	100	76,120
2.78%, 12/01/60 (Call 06/01/60)	90	56,287
3.00%, 01/15/34 (Call 10/15/33)	185	150,853
3.23%, 07/28/2121 (Call 01/28/2121)	50	31,180

Security	Par (000)	Value

Peru (continued)
3.55%, 03/10/51 (Call 09/10/50)	$100	$74,739
3.60%, 01/15/72 (Call 07/15/71)	100	68,480
5.63%, 11/18/50	100	104,202
6.55%, 03/14/37	115	125,991
8.75%, 11/21/33	100	128,827

		816,679

Philippines — 0.3%
Philippine Government International Bond
2.65%, 12/10/45	200	142,764
2.95%, 05/05/45	200	149,198
3.70%, 02/02/42	200	171,922
3.95%, 01/20/40	300	273,024
6.38%, 10/23/34	100	115,098

		852,006

Qatar — 0.4%
Qatar Government International Bond
4.40%, 04/16/50(f)	400	392,032
4.82%, 03/14/49(f)	400	412,708
5.10%, 04/23/48(f)	500	536,225

		1,340,965

Romania — 0.1%
Romanian Government International Bond
4.00%, 02/14/51(f)	100	68,746
5.13%, 06/15/48(f)	100	82,363
6.13%, 01/22/44(a)(f)	100	94,561

		245,670

Saudi Arabia — 0.5%
Saudi Government International Bond
2.25%, 02/02/33(f)	200	171,454
3.45%, 02/02/61(f)	200	152,770
3.75%, 01/21/55(f)	200	165,596
4.50%, 10/26/46(f)	200	186,526
4.50%, 04/22/60(f)	200	186,546
4.63%, 10/04/47(f)	200	188,052
5.00%, 04/17/49(f)	400	397,212
5.25%, 01/16/50(f)	200	205,814

		1,653,970

Senegal — 0.1%
Senegal Government International Bond, 6.25%, 05/23/33(f)	200	162,138

South Africa — 0.1%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	134,672
5.65%, 09/27/47	200	142,992
5.75%, 09/30/49	200	142,234

		419,898

South Korea — 0.1%
Korea International Bond, 3.88%, 09/20/48	200	194,984

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	125	142,947
Inter-American Development Bank
3.20%, 08/07/42	50	45,439
3.88%, 10/28/41	30	30,010
4.38%, 01/24/44	85	91,451
International Bank for Reconstruction & Development, 4.75%, 02/15/35	70	77,585

		387,432

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey — 0.3%
Turkey Government International Bond
4.88%, 04/16/43	$200	$114,522
5.75%, 05/11/47	200	121,272
6.00%, 01/14/41	300	195,012
6.63%, 02/17/45	200	134,822
6.75%, 05/30/40	100	72,525
6.88%, 03/17/36	110	82,494
7.25%, 03/05/38	50	38,477
8.00%, 02/14/34	95	82,271

		841,395

Ukraine — 0.0%
Ukraine Government International Bond, 7.25%, 03/15/35(f)(i)(j)	200	35,000

United Arab Emirates — 0.4%
Abu Dhabi Government International Bond
3.00%, 09/15/51(f)	200	154,644
3.13%, 09/30/49(f)	400	316,388
3.88%, 04/16/50(f)	200	180,952
4.13%, 10/11/47(f)	200	188,816
Emirate of Dubai Government International Bonds, 3.90%, 09/09/50(f)	200	146,856
Finance Department Government of Sharjah, 4.00%, 07/28/50(f)	200	126,720
UAE International Government Bond, 3.25%, 10/19/61(f)	200	158,900

		1,273,276

Uruguay — 0.2%
Uruguay Government International Bond
4.13%, 11/20/45	50	47,465
4.98%, 04/20/55	175	175,980
5.10%, 06/18/50	200	203,720
7.63%, 03/21/36	100	128,666
7.88%, 01/15/33	50	64,247

		620,078

Total Foreign Government Obligations — 7.6% (Cost: $28,875,459)		23,055,742

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	50	51,828

California — 1.0%
Bay Area Toll Authority RB BAB
Series S-1, 7.04%, 04/01/50	50	67,638
Series S-3, 6.91%, 10/01/50	170	226,354
California State University RB, Class B, 2.72%, 11/01/52	200	148,317
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	130,072
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	57,278
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49 (Call 01/15/30)	100	82,896
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	100	110,094
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	65,137
Los Angeles Department of Water & Power, RB, Series A, 5.72%, 07/01/39	50	56,441

Security	Par (000)	Value

California (continued)
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	$150	$165,280
Regents of the University of California Medical Center Pooled Revenue RB, Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(a)	65	48,266
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49(a)	150	184,537
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	100	117,743
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	59,420
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	100	100,333
State of California GO BAB
7.30%, 10/01/39	100	127,175
7.55%, 04/01/39	500	663,247
7.60%, 11/01/40	145	196,876
University of California RB
Series AQ, 4.77%, 05/15/2115	50	45,418
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	200	146,423
University of California RB BAB, 5.77%, 05/15/43	50	55,592

		2,854,537

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	23,747

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	50	47,558

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	92	105,636
Project M, Series 2010-A, 6.66%, 04/01/57	48	55,435

		161,071

Illinois — 0.3%
Chicago O’Hare International Airport RB, Series C, 4.57%, 01/01/54	250	243,706
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	61,382
State of Illinois GO, 5.10%, 06/01/33	575	569,289

		874,377

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	50	38,312
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	56,959

		95,271

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	100	110,008
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	27,820
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	56,312

		194,140

Michigan — 0.1%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	82,262

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
University of Michigan RB, Series B, 2.44%, 04/01/40 (Call 10/01/39)	$200	$154,961

		237,223

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50 (Call 11/15/49)	100	81,225

New Jersey — 0.1%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	150	195,015
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	50	57,224

		252,239

New York — 0.4%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	109,077
Metropolitan Transportation Authority RB BAB, 7.34%, 11/15/39	150	196,132
New York City Municipal Water Finance Authority RB, 5.44%, 06/15/43	100	112,580
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	54,257
5.57%, 11/01/38	50	54,176
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39	100	85,086
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	109,252
New York State Thruway Authority RB, Series M, 3.50%, 01/01/42 (Call 01/01/30)	75	63,729
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	58,734
Port Authority of New York & New Jersey RB 3.29%, 08/01/69	150	109,807
Series 168, 4.93%, 10/01/51	80	83,619
Series 174, 4.46%, 10/01/62	100	96,763
Series 181, 4.96%, 08/01/46	50	52,805
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	70	50,454

		1,236,471

Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	50	70,655
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	70,668
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	108,024
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	25,864

		275,211

Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.62%, 06/01/44	85	84,365
4.71%, 05/01/52	25	24,767

		109,132

Oregon — 0.0%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	100	113,099

Security	Par (000)	Value

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	$40	$46,590

Texas — 0.3%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.72%, 02/01/41	25	27,992
5.81%, 02/01/41	50	56,810
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	100	117,272
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	32,886
Dallas Fort Worth International Airport RB
4.51%, 11/01/51 (Call 11/01/32)	45	42,246
Series C, Class C, 2.92%, 11/01/50	100	76,810
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 10/03/22) (PSF)	40	41,632
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	150	113,813
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	50	64,148
State of Texas GO BAB, Series A, 4.68%, 04/01/40	100	102,953
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	100	83,809
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	50	36,137
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	150	157,945

		954,453

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	45	40,394

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	54,506

Total Municipal Debt Obligations — 2.5% (Cost: $8,550,072)		7,703,072

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.2%
Federal National Mortgage Association-Aces, Series 2019-M4, Class A2, 3.61%, 02/25/31	300	293,757
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	500	440,649

		734,406

U.S. Government Agency Obligations — 0.6%
Federal Home Loan Banks, 5.50%, 07/15/36	290	344,198
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	375	460,538
Tennessee Valley Authority
3.50%, 12/15/42	50	44,969
4.65%, 06/15/35	75	79,742
5.25%, 09/15/39	65	73,562
5.38%, 04/01/56	500	593,245
5.88%, 04/01/36	200	238,106
Series B, 4.70%, 07/15/33	40	42,580

		1,876,940

U.S. Government Obligations — 37.4%
U.S. Treasury Note/Bond 1.13%, 05/15/40	2,680	1,825,331

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 08/15/40	$8,650	$5,837,398
1.25%, 05/15/50	3,600	2,226,375
1.38%, 11/15/31	2,925	2,506,359
1.38%, 11/15/40	6,800	4,786,562
1.38%, 08/15/50	3,890	2,487,777
1.63%, 11/15/50	6,670	4,564,781
1.75%, 08/15/41	3,750	2,787,305
1.88%, 02/15/41	3,910	2,996,648
1.88%, 02/15/51	6,100	4,452,047
1.88%, 11/15/51	4,240	3,089,900
2.00%, 11/15/41	3,300	2,563,687
2.00%, 02/15/50	3,050	2,307,516
2.00%, 08/15/51	4,400	3,306,875
2.25%, 05/15/41	2,550	2,079,844
2.25%, 08/15/46	1,922	1,504,866
2.25%, 08/15/49	2,700	2,163,797
2.25%, 02/15/52	4,950	3,957,680
2.38%, 02/15/42	3,400	2,819,875
2.38%, 11/15/49	2,160	1,780,650
2.38%, 05/15/51	4,400	3,623,812
2.50%, 02/15/45	1,930	1,595,567
2.50%, 02/15/46	895	737,816
2.50%, 05/15/46	1,750	1,441,836
2.75%, 08/15/42	400	351,375
2.75%, 11/15/42	1,325	1,161,652
2.75%, 08/15/47	1,150	999,602
2.75%, 11/15/47	1,500	1,305,703
2.88%, 05/15/43	2,150	1,916,188
2.88%, 08/15/45	500	442,109
2.88%, 11/15/46	850	753,313
2.88%, 05/15/49	2,600	2,365,594
2.88%, 05/15/52	5,300	4,887,594
3.00%, 05/15/42	1,000	918,906
3.00%, 11/15/45	500	452,344
3.00%, 02/15/47	1,300	1,179,344
3.00%, 05/15/47	1,300	1,181,172
3.00%, 02/15/48	2,550	2,336,438
3.00%, 08/15/48	2,440	2,247,850
3.00%, 02/15/49	2,755	2,562,580
3.00%, 08/15/52	700	663,688
3.13%, 11/15/41	600	564,656
3.13%, 02/15/42	800	751,625
3.13%, 02/15/43	500	464,688
3.13%, 08/15/44	1,050	971,086
3.13%, 05/15/48	2,435	2,292,324
3.25%, 05/15/42	3,550	3,396,906
3.38%, 05/15/44	1,450	1,399,023
3.38%, 11/15/48	2,500	2,476,953
3.50%, 02/15/39	400	409,875

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.63%, 08/15/43	$1,950	$1,959,445
3.75%, 11/15/43	2,300	2,354,625
3.88%, 08/15/40	650	687,883
4.38%, 11/15/39	530	602,378
4.38%, 05/15/40	895	1,014,147
4.50%, 02/15/36	400	460,938
4.75%, 02/15/37	200	236,781
5.00%, 05/15/37	450	545,695

		113,758,784

Total U.S. Government & Agency Obligations — 38.2% (Cost: $140,163,428)		116,370,130

Total Long-Term Investments — 98.3% (Cost: $361,544,564)		299,260,003

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(k)(l)(m)	7,463	7,463,096

Total Short-Term Securities — 2.4% (Cost: $7,463,096)		7,463,096

Total Investments in Securities — 100.7% (Cost: $369,007,660)		306,723,099

Liabilities in Excess of Other Assets — (0.7)%		(2,246,821)

Net Assets — 100.0%		$304,476,278

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Perpetual security with no stated maturity date.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) continued) August 31, 2022	iShares® Core 10+ Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$2,513,107	$4,949,989	(a)	$ —	$—	$—	$7,463,096	7,463	$17,710	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$152,131,059	$—	$152,131,059
Foreign Government Obligations	—	23,055,742	—	23,055,742
Municipal Debt Obligations	—	7,703,072	—	7,703,072
U.S. Government & Agency Obligations	—	116,370,130	—	116,370,130
Money Market Funds	7,463,096	—	—	7,463,096

	$7,463,096	$299,260,003	$—	$306,723,099

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	63

Statements of Assets and Liabilities (unaudited)

August 31, 2022

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$88,109,972	$299,260,003
Investments, at value — affiliated(c)	6,471,795	7,463,096
Cash	—	440
Foreign currency, at value(d)	11	—
Receivables:
Investments sold	706,744	2,977,059
Securities lending income — affiliated	443	1,000
TBA sales commitments	124,941	—
Capital shares sold	—	89,379
Dividends — unaffiliated	8,046	—
Dividends — affiliated	176	2,580
Interest — unaffiliated	451,021	3,234,706

Total assets	95,873,149	313,028,263

LIABILITIES
Bank overdraft	6	—
Collateral on securities loaned, at value	1,845,662	5,421,096
TBA sales commitments, at value(e)	122,060	—
Payables:
Investments purchased	5,005,288	3,116,195
Investment advisory fees	4,316	14,694

Total liabilities	6,977,332	8,551,985

NET ASSETS	$88,895,817	$304,476,278

NET ASSETS CONSIST OF
Paid-in capital	$103,139,363	$374,115,805
Accumulated loss	(14,243,546)	(69,639,527)

NET ASSETS	$88,895,817	$304,476,278

NET ASSET VALUE
Shares outstanding	2,000,000	5,550,000

Net asset value	$44.45	$54.86

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$96,872,013	$361,544,564
(b) Securities loaned, at value	$1,777,154	$5,184,656
(c) Investments, at cost — affiliated	$6,469,285	$7,463,096
(d) Foreign currency, at cost	$11	$—
(e) Proceeds from TBA sales commitments	$124,941	$—

See notes to financial statements.

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2022

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$50,954	$6,371
Interest — unaffiliated	1,422,669	4,798,413
Securities lending income — affiliated — net	3,285	11,339
Other income — unaffiliated	385	325

Total investment income	1,477,293	4,816,448

EXPENSES
Investment advisory fees	34,428	77,597

Total expenses	34,428	77,597

Less:
Investment advisory fees waived	(5,373)	—

Total expenses after fees waived	29,055	77,597

Net investment income	1,448,238	4,738,851

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,868,564)	(2,696,301)
Investments — affiliated	(708)	—
In-kind redemptions — unaffiliated(a)	(2,531,230)	(5,229,325)

	(5,400,502)	(7,925,626)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(6,024,857)	(47,359,376)
Investments — affiliated	1,285	—

	(6,023,572)	(47,359,376)

Net realized and unrealized loss	(11,424,074)	(55,285,002)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,975,836)	$(50,546,151)

(a) See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Changes in Net Assets

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF

	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,448,238	$2,281,094	$4,738,851	$11,822,169
Net realized gain (loss)	(5,400,502)	257,345	(7,925,626)	6,015,342
Net change in unrealized appreciation (depreciation)	(6,023,572)	(6,306,707)	(47,359,376)	(26,852,701)

Net decrease in net assets resulting from operations	(9,975,836)	(3,768,268)	(50,546,151)	(9,015,190)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,385,180)	(3,107,440)	(4,661,788)	(12,100,359)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(7,008,150)	(9,588,966)	53,154,908	(112,783,475)

NET ASSETS
Total decrease in net assets	(18,369,166)	(16,464,674)	(2,053,031)	(133,899,024)
Beginning of period	107,264,983	123,729,657	306,529,309	440,428,333

End of period	$88,895,817	$107,264,983	$304,476,278	$306,529,309

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core 5-10 Year USD Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$48.76		$51.55	$51.67	$48.49	$48.16	$49.20

Net investment income(a)	0.58		0.91	1.09	1.49	1.54	1.24
Net realized and unrealized gain (loss)(b)		(4.30)	(2.46)	0.15	3.15	0.25	(0.88)

Net increase (decrease) from investment operations		(3.72)	(1.55)	1.24	4.64	1.79	0.36

Distributions(c)
From net investment income		(0.59)	(0.86)	(1.36)	(1.46)	(1.46)	(1.35)
From net realized gain	—		(0.38)	—	—	—	—
Return of capital	—		—	—	—	—	(0.05)

Total distributions		(0.59)	(1.24)	(1.36)	(1.46)	(1.46)	(1.40)

Net asset value, end of period	$44.45		$48.76	$51.55	$51.67	$48.49	$48.16

Total Return(d)

Based on net asset value	(7.67	)%(e)	(3.07)%	2.39%	9.72%	3.81%	0.70%

Ratios to Average Net Assets(f)
Total expenses	0.06	%(g)	0.06%	0.06%	0.06%	0.06%	0.07%

Total expenses after fees waived	0.05	%(g)	0.05%	0.05%	0.05%	0.04%	0.05%

Net investment income	2.52	%(g)	1.79%	2.09%	2.97%	3.22%	2.51%

Supplemental Data
Net assets, end of period (000)	$88,896		$107,265	$123,730	$118,852	$58,187	$38,526

Portfolio turnover rate(h)(i)	159	%(e)	279%	384%	377%	481%	504%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$66.64		$71.04	$73.73	$59.94	$61.20	$61.86

Net investment income(a)	1.08		2.17	2.24	2.37	2.39	2.39
Net realized and unrealized gain (loss)(b)		(11.75)	(4.38)	(2.40)	13.77	(1.21)	(0.49)

Net increase (decrease) from investment operations		(10.67)	(2.21)	(0.16)	16.14	1.18	1.90

Distributions(c)
From net investment income		(1.11)	(2.19)	(2.23)	(2.35)	(2.44)	(2.56)
From net realized gain	—		—	(0.30)	—	—	—

Total distributions		(1.11)	(2.19)	(2.53)	(2.35)	(2.44)	(2.56)

Net asset value, end of period	$54.86		$66.64	$71.04	$73.73	$59.94	$61.20

Total Return(d)

Based on net asset value	(16.13	)%(e)	(3.23)%	(0.36)%	27.44%	2.04%	3.03%

Ratios to Average Net Assets(f)
Total expenses	0.06	%(g)	0.06%	0.06%	0.06%	0.06%	0.07%

Net investment income	3.66	%(g)	3.05%	3.00%	3.54%	4.01%	3.79%

Supplemental Data
Net assets, end of period (000)	$304,476		$306,529	$440,428	$357,608	$227,785	$272,332

Portfolio turnover rate(h)	6	%(e)	15%	17%	9%	10%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core 5-10 Year USD Bond	Diversified
Core 10+ Year USD Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

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Notes to Financial Statements (unaudited) (continued)

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Core 5-10 Year USD Bond
Barclays Bank PLC	$184,932	$(184,932)	$—		$—
BMO Capital Markets Corp.	857	(857)	—		—
BNP Paribas SA	233,080	(233,080)	—		—
Citadel Clearing LLC	15,229	(15,229)	—		—
Citigroup Global Markets, Inc.	38,054	(38,054)	—		—
Credit Suisse Securities (USA) LLC	6,769	(6,769)	—		—
Goldman Sachs & Co. LLC	370,691	(370,691)	—		—
J.P. Morgan Securities LLC	472,511	(472,511)	—		—
Jefferies LLC	9,144	(9,144)	—		—
Morgan Stanley	46,883	(46,883)	—		—
Nomura Securities International, Inc.	32,138	(32,138)	—		—
RBC Capital Markets LLC	154,060	(154,060)	—		—
Scotia Capital (USA), Inc.	212,806	(212,806)	—		—

	$1,777,154	$(1,777,154)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Core 10+ Year USD Bond
Barclays Bank PLC	$736,505	$(736,505)	$—		$—
BNP Paribas SA	978,471	(978,471)	—		—
BofA Securities, Inc.	363,522	(363,522)	—		—
Citigroup Global Markets, Inc.	76,616	(76,616)	—		—
Credit Suisse Securities (USA) LLC	33,040	(33,040)	—		—
Deutsche Bank Securities, Inc.	301,740	(301,740)	—		—
Goldman Sachs & Co. LLC	552,820	(552,820)	—		—
HSBC Securities (USA), Inc.	46,806	(46,806)	—		—
J.P. Morgan Securities LLC	921,698	(921,698)	—		—
Jefferies LLC	100,607	(100,607)	—		—
Morgan Stanley	319,059	(319,059)	—		—
Nomura Securities International, Inc.	77,394	(77,394)	—		—
Scotia Capital (USA), Inc.	7,362	(7,362)	—		—
State Street Bank & Trust Co.	52,552	(52,552)	—		—
UBS AG	252,098	(252,098)	—		—
Wells Fargo Securities LLC	364,366	(364,366)	—		—

	$5,184,656	$(5,184,656)	$—		$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Core 5-10 Year USD Bond	0.06%
Core 10+ Year USD Bond	0.06

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares Core 5-10 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

Core 5-10 Year USD Bond	$5,373

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

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Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Core 5-10 Year USD Bond	$1,150
Core 10+ Year USD Bond	3,308

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core 5-10 Year USD Bond	$98,451	$—	$—
Core 10+ Year USD Bond	161,439	56,808	(34,520)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Core 5-10 Year USD Bond	$166,814,430	$168,350,320	$3,110,464	$4,776,364
Core 10+ Year USD Bond	8,237,777	4,687,097	7,157,686	10,675,296

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

For the six months ended August 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core 5-10 Year USD Bond	$21,145,467	$24,853,199
Core 10+ Year USD Bond	96,352,241	43,989,410

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Core 10+ Year USD Bond	$336,057

As of August 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core 5-10 Year USD Bond	$103,428,296	$27,812	$(8,871,460)	$(8,843,648)
Core 10+ Year USD Bond	369,049,006	94,092	(62,419,999)	(62,325,907)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/22		Year Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

Core 5-10 Year USD Bond
Shares sold	900,000	$42,012,890	300,000	$15,414,777
Shares redeemed	(1,100,000)	(49,021,040)	(500,000)	(25,003,743)

	(200,000)	$(7,008,150)	(200,000)	$(9,588,966)

Core 10+ Year USD Bond
Shares sold	1,700,000	$97,784,542	450,000	$31,525,828
Shares redeemed	(750,000)	(44,629,634)	(2,050,000)	(144,309,303)

	950,000	$53,154,908	(1,600,000)	$(112,783,475)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Core 5-10 Year USD Bond ETF, iShares Core 10+ Year USD Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	77

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Core 5-10 Year USD Bond	$0.585640	$—	$—	$0.585640	100%	—%	—%	100%

S U P P L E M E N T A L I N F O R M A T I O N	79

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

PSF	Permanent School Fund

RB	Revenue Bond

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	81

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-203-0822

AUGUST 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we are likely to see a period of slowing growth paired with relatively high inflation.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2022

	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(8.84)%	(11.23)%

U.S. small cap equities (Russell 2000® Index)	(9.31)	(17.88)

International equities (MSCI Europe, Australasia, Far East Index)	(13.97)	(19.80)

Emerging market equities (MSCI Emerging Markets Index)	(13.30)	(21.80)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.36	0.39

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(9.71)	(13.27)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(7.76)	(11.52)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(5.72)	(8.63)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.78)	(10.61)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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Fund Summary as of August 31, 2022	iShares® Core U.S. Aggregate Bond ETF

Investment Objective

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Bloomberg U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(7.71)%	(11.50)%	0.48%	1.30%	(11.50)%	2.40%	13.83%
Fund Market	(7.80)	(11.59)	0.44	1.28	(11.59)	2.23	13.57
Index	(7.76)	(11.52)	0.52	1.35	(11.52)	2.62	14.36

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$922.90	$0.15		$1,000.00	$1,025.10	$0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	54.6%
Aa	12.4
A	12.4
Baa	12.8
Ba	1.0
B	0.2
Not Rated	6.6

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

U.S. Government & Agency Obligations	70.9%
Corporate Bonds & Notes	25.2
Foreign Government Obligations	2.4
Collaterized Mortgage Obligations	1.1
Municipal Debt Obligations	0.6
Asset-Backed Securities	0.3
TBA Sales Commitments	(0.5)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
3.75%, 08/16/27	$9,330	$9,286,006
Class A, 0.90%, 11/15/26	70,000	65,639,751
AmeriCredit Automobile Receivables Trust Series 2021-1, Class B, 0.68%, 10/19/26 (Call 11/18/23)	11,050	10,587,449
BA Credit Card Trust
Series 2020-A1, Class A1, 0.34%, 05/15/26	9,450	9,009,254
Series 2021-A1, Class A1, 0.44%, 09/15/26	23,870	22,571,726
BMW Vehicle Lease Trust
1.23%, 05/27/25 (Call 04/25/24)	6,500	6,205,185
Series 2022-1, Class A3, 1.10%, 03/25/25 (Call 03/25/24)	16,740	16,197,816
Capital One Multi-Asset Execution Trust
Class A2, 1.39%, 07/15/30	11,000	9,511,454
Series 2021-A1, Class A1, 0.55%, 07/15/26	20,000	18,811,140
CarMax Auto Owner Trust Series 2021-4, Class A3, 0.56%, 09/15/26 (Call 10/15/24)	7,490	7,167,319
Carmax Auto Owner Trust 2021-1 Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 03/15/24)	7,025	6,841,737
Discover Card Execution Note Trust
3.56%, 07/15/27	18,000	17,831,376
Series 2022-A1, Class A1, 1.96%, 02/15/27	6,900	6,582,572
Exeter Automobile Receivables Trust Series 2021-2, Class D, 1.40%, 04/15/27 (Call 06/15/24)	3,261	3,036,608
GM Financial Automobile Leasing Trust Series 2020-2, Class A4, 1.01%, 07/22/24 (Call 11/20/22)	3,480	3,468,601
GM Financial Consumer Automobile Receivables Trust
1.26%, 11/16/26 (Call 12/16/24)	14,000	13,418,645
1.51%, 04/17/28 (Call 05/16/25)	2,940	2,757,343
Louisiana Local Government Environmental Facilities & Community Development Auth4.28%, 02/01/36	1,560	1,537,642
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 09/15/23)	13,720	13,244,992
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	28,690	27,022,690
Volkswagen Auto Lease Trust 2020-A Series 2020-A, Class A3, 0.39%, 01/22/24 (Call 03/20/23)	1,657	1,643,791

Total Asset-Backed Securities — 0.3% (Cost: $286,648,699)		272,373,097

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.1%
Bank
Series 2018-BN15, Class A4, 4.41%, 11/15/61 (Call 11/15/28)(a)	5,000	4,976,962
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 10/15/29)	15,310	13,818,365
Series 2020, Class A5, 2.65%, 01/15/63 (Call 02/15/30)	6,500	5,763,116
Series 2020-BN27, Class A5, 2.14%, 04/15/63 (Call 04/15/30)	23,610	20,140,523
Series 2020-BN29, Class A4, 2.00%, 11/15/53 (Call 12/15/30)	5,760	4,794,912
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50 (Call 02/15/27)	2,108	2,052,296
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 08/15/29)	8,750	7,925,786

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50 (Call 02/15/27)	$18,450	$17,803,951
Series 2020-C6, Class A4, 2.64%, 02/15/53 (Call 02/15/30)	10,000	8,817,472
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 04/15/30)	16,670	14,116,241
Series 2021-C11, CLASS A5, 2.32%, 09/15/54	1,965	1,654,969
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	18,590	15,971,857
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51 (Call 02/15/28)(a)	10,616	10,297,381
Series 2018-B3, Class A5, 4.03%, 04/10/51 (Call 04/10/28)	7,000	6,836,021
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 08/15/28)	6,150	6,051,125
Series 2018-B7, Class A4, 4.51%, 05/15/53 (Call 11/15/28)(a)	10,093	10,091,270
Series 2018-B8, Class A5, 4.23%, 01/15/52 (Call 12/15/28)	17,000	16,736,740
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 06/15/29)	20,650	19,259,355
Series 2019-B11, Class A5, 3.54%, 05/15/52 (Call 06/15/29)	20,000	18,887,483
Series 2020-B19, Class B, 2.35%, 09/15/53 (Call 10/15/30)	2,700	2,148,818
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	7,000	5,748,384
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 12/15/30)	8,616	7,148,093
Series 2020-B23, Class A5, 2.07%, 02/15/54 (Call 02/15/31)	25,000	20,824,711
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46 (Call 11/10/23)	10,000	9,944,667
Series 2014-GC25, Class AAB, 3.37%, 10/10/47 (Call 10/10/24)	4,282	4,221,082
Series 2014-GC25, Class AS, 4.02%, 10/10/47 (Call 10/10/24)	5,209	5,060,303
Series 2015-GC27, Class AAB, 2.94%, 02/10/48 (Call 01/10/25)	4,965	4,878,256
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 03/10/26)	17,730	17,003,636
Series 2016-P5, Class A4, 2.94%, 10/10/49 (Call 10/10/26)	11,400	10,735,926
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 04/14/27)	13,900	13,417,413
Series 2018-B2, Class A4, 4.01%, 03/10/51 (Call 03/10/28)	20,020	19,529,745
COMM Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 11/10/23)	8,900	8,832,466
Series 2014-CR16, Class A4, 4.05%, 04/10/47 (Call 04/10/24)	2,800	2,771,349
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 07/15/24)	10,000	9,763,493
Series 2014-CR20, Class A3, 3.33%, 11/10/47 (Call 01/10/29)	5,784	5,640,684

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-UBS2, Class A4, 3.69%, 03/10/47 (Call 03/10/24)	$4,761	$4,705,202
Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 03/10/24)	9,700	9,615,963
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 06/10/24)	12,887	12,721,740
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/29)	12,920	12,711,134
Series 2015-CR22, Class A5, 3.31%, 03/10/48 (Call 03/10/25)	3,000	2,911,680
Series 2015-CR24, Class A5, 3.70%, 08/10/48 (Call 06/10/26)	16,990	16,552,472
Series 2015-DC1, Class A5, 3.35%, 02/10/48 (Call 02/10/25)	2,750	2,670,055
Series 2015-DC1, Class C, 4.44%, 02/10/48 (Call 02/10/25)(a)	3,000	2,849,974
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 01/10/26)	15,500	15,166,535
Series 2015-LC23, Class A2, 3.22%, 10/10/48	3,359	3,257,845
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 06/10/25)	9,650	9,483,016
Series 2016-CR28, Class A4, 3.76%, 02/10/49 (Call 01/10/26)	8,000	7,791,517
Series 2016-DC2, Class A5, 3.77%, 02/10/49 (Call 02/10/26)	4,000	3,897,035
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 05/15/25)	10,000	9,725,109
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	17,089,621
Series 2016-C7, Class A5, 3.50%, 11/15/49 (Call 11/15/26)	5,200	5,000,839
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 04/15/28)(a)	27,000	26,350,491
Series 2019-C18, Class A4, 2.97%, 12/15/52 (Call 12/15/29)	10,000	9,030,290
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49 (Call 08/10/26)	1,000	940,061
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51 (Call 07/10/28)(a)	3,000	2,940,738
GS Mortgage Securities Trust
Series 2013-GC16, Class A4, 4.27%, 11/10/46 (Call 11/10/23)	10,000	9,948,597
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 09/10/24)	19,444	19,187,773
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 09/10/24)	6,000	5,904,434
Series 2015-GS1, Class A3, 3.73%, 11/10/48 (Call 11/10/25)	10,000	9,706,201
Series 2017-GS7, Class A3, 3.17%, 08/10/50 (Call 08/10/27)	13,000	12,250,735
Series 2018-GS9, Class A4, 3.99%, 03/10/51 (Call 03/10/28)(a)	3,000	2,921,277
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 02/10/29)	2,500	2,419,645
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 03/15/26)	7,000	6,894,904
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 02/15/26)	9,660	9,534,728

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C24, Class A5, 3.64%, 11/15/47 (Call 10/15/25)	$16,995	$16,646,617
Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/15/24)(a)	3,800	3,620,578
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 06/15/24)	9,000	8,880,184
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.20%, 07/15/46 (Call 06/15/28)(a)	8,166	8,043,188
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	5,000	4,833,480
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	1,850	1,809,298
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 08/15/25)	7,275	7,097,112
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 11/15/25)	17,025	16,588,178
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 02/15/28)	16,420	15,850,339
Series 2016-C28, Class AS, 3.95%, 01/15/49 (Call 02/15/28)	2,000	1,859,812
Series 2016-C32, Class A3, 3.46%, 12/15/49 (Call 01/15/27)	9,522	9,111,229
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48 (Call 12/15/25)	3,500	3,385,479
Series 2017-H1, Class A5, 3.53%, 06/15/50 (Call 06/15/27)	12,000	11,486,428
Series 2018, Class A3, 4.14%, 10/15/51 (Call 10/15/28)	21,700	21,207,616
Series 2018-H3, Class A4, 3.91%, 07/15/51 (Call 07/15/28)	700	679,795
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 06/15/29)	7,660	7,123,288
Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	720	644,080
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	20,000	17,634,368
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 10/15/31)	10,430	8,925,744
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	18,150	17,667,687
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, 05/10/63 (Call 09/10/22)	772	772,633
Wells Fargo Commercial Mortgage Trust Class A4, 2.34%, 08/15/54 (Call 07/15/31)	4,600	3,870,410
Series 2014-LC16, Class A5, 3.82%, 08/15/50 (Call 07/15/24)	15,200	14,981,376
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 01/15/25)	7,700	7,572,857
Series 2015-C27, Class A5, 3.45%, 02/15/48 (Call 03/15/25)	8,500	8,262,252
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	5,000	4,892,606
Series 2015-SG1, Class A4, 3.79%, 09/15/48 (Call 08/15/25)	10,856	10,562,614
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	6,480	5,618,629

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-C58, Class A4, 2.10%, 07/15/53 (Call 12/15/30)	$17,680	$14,658,479
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	5,200	4,492,923
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	20,245	20,176,343

		886,800,084

Total Collaterized Mortgage Obligations — 1.1% (Cost: $967,025,404)		886,800,084

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	2,213	1,763,318
3.38%, 03/01/41 (Call 09/01/40)	1,916	1,371,166
4.65%, 10/01/28 (Call 07/01/28)	916	890,865
4.75%, 03/30/30 (Call 12/30/29)	2,683	2,577,505
5.40%, 10/01/48 (Call 04/01/48)	1,500	1,444,275
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)(b)	3,002	2,518,708
2.60%, 08/01/31 (Call 05/01/31)(b)	2,639	2,203,750
4.20%, 06/01/30 (Call 03/01/30)(b)	1,906	1,812,206
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	6,070	5,933,364
3.65%, 11/01/24 (Call 08/01/24)	1,900	1,880,050
WPP Finance 2010, 3.75%, 09/19/24	2,436	2,398,023

		24,793,230

Aerospace & Defense — 0.4%
Boeing Co. (The)
1.43%, 02/04/24 (Call 09/12/22)	6,205	5,949,602
1.95%, 02/01/24	403	389,858
2.20%, 02/04/26 (Call 02/04/23)	7,000	6,407,450
2.25%, 06/15/26 (Call 03/15/26)	3,774	3,433,774
2.60%, 10/30/25 (Call 07/30/25)	3,088	2,898,366
2.70%, 02/01/27 (Call 12/01/26)	7,280	6,602,305
2.75%, 02/01/26 (Call 01/01/26)	495	463,864
2.80%, 03/01/24 (Call 02/01/24)(b)	2,342	2,288,040
2.80%, 03/01/27 (Call 12/01/26)(b)	2,440	2,217,179
2.85%, 10/30/24 (Call 07/30/24)	2,281	2,204,039
2.95%, 02/01/30 (Call 11/01/29)	5,554	4,754,946
3.10%, 05/01/26 (Call 03/01/26)(b)	4,946	4,674,613
3.20%, 03/01/29 (Call 12/01/28)	3,561	3,156,862
3.25%, 02/01/28 (Call 12/01/27)	635	575,818
3.25%, 03/01/28 (Call 12/01/27)	3,084	2,810,665
3.25%, 02/01/35 (Call 11/01/34)	2,779	2,145,277
3.38%, 06/15/46 (Call 12/15/45)	1,048	717,314
3.45%, 11/01/28 (Call 08/01/28)(b)	2,733	2,490,091
3.50%, 03/01/39 (Call 09/01/38)	2,179	1,610,564
3.55%, 03/01/38 (Call 09/01/37)	1,973	1,476,633
3.60%, 05/01/34 (Call 02/01/34)	2,836	2,304,534
3.63%, 02/01/31 (Call 11/01/30)	402	356,715
3.63%, 03/01/48 (Call 09/01/47)	1,440	990,374
3.65%, 03/01/47 (Call 09/01/46)	1,316	923,569
3.75%, 02/01/50 (Call 08/01/49)	4,693	3,362,816
3.83%, 03/01/59 (Call 09/01/58)	1,501	1,029,491
3.85%, 11/01/48 (Call 05/01/48)	1,944	1,382,767
3.90%, 05/01/49 (Call 11/01/48)	3,271	2,366,994
3.95%, 08/01/59 (Call 02/01/59)	3,688	2,573,118

Security	Par (000)	Value

Aerospace & Defense (continued)
4.88%, 05/01/25 (Call 04/01/25)	$11,552	$11,592,316
5.04%, 05/01/27 (Call 03/01/27)	6,919	6,898,105
5.15%, 05/01/30 (Call 02/01/30)	12,333	12,134,809
5.71%, 05/01/40 (Call 11/01/39)	6,492	6,211,091
5.81%, 05/01/50 (Call 11/01/49)	17,178	16,476,966
5.88%, 02/15/40	2,238	2,187,555
5.93%, 05/01/60 (Call 11/01/59)	10,517	10,042,052
6.13%, 02/15/33(b)	1,513	1,569,314
6.63%, 02/15/38(b)	1,759	1,848,041
6.88%, 03/15/39	2,770	2,965,894
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	2,365	2,132,237
2.13%, 08/15/26 (Call 05/15/26)(b)	4,058	3,807,946
2.25%, 06/01/31 (Call 03/01/31)	1,400	1,215,046
2.38%, 11/15/24 (Call 09/15/24)(b)	866	840,522
2.63%, 11/15/27 (Call 08/15/27)	2,409	2,236,997
2.85%, 06/01/41 (Call 12/01/40)	2,715	2,134,289
3.25%, 04/01/25 (Call 03/01/25)	2,954	2,909,897
3.50%, 05/15/25 (Call 03/15/25)(b)	2,567	2,551,675
3.50%, 04/01/27 (Call 02/01/27)	852	833,622
3.60%, 11/15/42 (Call 05/15/42)(b)	723	631,360
3.63%, 04/01/30 (Call 01/01/30)(b)	4,017	3,877,128
3.75%, 05/15/28 (Call 02/15/28)(b)	3,803	3,739,224
4.25%, 04/01/40 (Call 10/01/39)	1,869	1,800,482
4.25%, 04/01/50 (Call 10/01/49)(b)	2,855	2,738,173
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)(b)	3,085	2,454,364
2.90%, 12/15/29 (Call 09/15/29)	1,956	1,729,456
3.83%, 04/27/25 (Call 01/27/25)	2,426	2,382,138
3.85%, 12/15/26 (Call 09/15/26)	3,474	3,378,361
3.95%, 05/28/24 (Call 02/28/24)	1,430	1,419,918
4.40%, 06/15/28 (Call 03/15/28)	6,302	6,196,301
4.85%, 04/27/35 (Call 10/27/34)(b)	1,916	1,893,698
5.05%, 04/27/45 (Call 10/27/44)	1,050	1,018,479
6.15%, 12/15/40	1,580	1,721,963
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	1,600	1,377,248
2.80%, 06/15/50 (Call 12/15/49)	3,110	2,318,132
3.55%, 01/15/26 (Call 10/15/25)(b)	3,438	3,411,287
3.60%, 03/01/35 (Call 09/01/34)(b)	2,088	1,930,565
3.80%, 03/01/45 (Call 09/01/44)	4,030	3,555,991
3.90%, 06/15/32 (Call 03/15/32)(b)	1,950	1,912,540
4.07%, 12/15/42(b)	2,013	1,871,426
4.09%, 09/15/52 (Call 03/15/52)	5,691	5,291,207
4.15%, 06/15/53 (Call 12/15/52)	4,090	3,818,547
4.30%, 06/15/62 (Call 12/15/61)	3,640	3,378,357
4.50%, 05/15/36 (Call 11/15/35)	1,960	1,956,296
4.70%, 05/15/46 (Call 11/15/45)	4,009	4,047,607
5.72%, 06/01/40(b)	697	765,167
Series B, 6.15%, 09/01/36	2,020	2,320,980
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	5,779	5,630,191
3.20%, 02/01/27 (Call 11/01/26)	2,566	2,464,720
3.25%, 01/15/28 (Call 10/15/27)	7,588	7,205,489
3.85%, 04/15/45 (Call 10/15/44)	1,694	1,441,458
4.03%, 10/15/47 (Call 04/15/47)	7,521	6,636,530
4.40%, 05/01/30 (Call 02/01/30)(b)	472	472,160
4.75%, 06/01/43	3,434	3,320,918
5.05%, 11/15/40(b)	1,188	1,188,226
5.15%, 05/01/40 (Call 11/01/39)	1,850	1,885,039

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
5.25%, 05/01/50 (Call 11/01/49)	$3,493	$3,673,379
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	3,071	2,481,276
2.25%, 07/01/30 (Call 04/01/30)	5,030	4,296,676
2.38%, 03/15/32 (Call 12/15/31)	4,842	4,066,021
2.65%, 11/01/26 (Call 08/01/26)(b)	525	495,563
2.82%, 09/01/51 (Call 03/01/51)	2,429	1,687,912
3.03%, 03/15/52 (Call 09/15/51)	4,795	3,494,021
3.13%, 05/04/27 (Call 02/04/27)	4,833	4,614,597
3.13%, 07/01/50 (Call 01/01/50)	3,720	2,769,800
3.20%, 03/15/24 (Call 01/15/24)(b)	4,075	4,037,265
3.50%, 03/15/27 (Call 12/15/26)	4,605	4,467,449
3.70%, 12/15/23 (Call 09/15/23)	1,643	1,642,113
3.75%, 11/01/46 (Call 05/01/46)	4,759	3,962,058
3.95%, 08/16/25 (Call 06/16/25)(b)	6,656	6,655,468
4.05%, 05/04/47 (Call 11/04/46)	3,368	2,947,034
4.13%, 11/16/28 (Call 08/16/28)	7,884	7,697,228
4.15%, 05/15/45 (Call 11/16/44)	2,170	1,908,602
4.35%, 04/15/47 (Call 10/15/46)	3,488	3,165,081
4.45%, 11/16/38 (Call 05/16/38)	3,270	3,090,804
4.50%, 06/01/42(b)	11,997	11,367,277
4.63%, 11/16/48 (Call 05/16/48)	6,203	5,922,624
4.70%, 12/15/41	2,085	1,986,171
4.80%, 12/15/43 (Call 06/15/43)	2,392	2,304,501
4.88%, 10/15/40	919	905,123
6.05%, 06/01/36	115	127,482
6.13%, 07/15/38	285	317,088
7.20%, 08/15/27(b)	2,003	2,261,968
7.50%, 09/15/29	205	238,302
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 10/03/22)	1,585	1,496,573
1.60%, 04/01/26 (Call 03/01/26)(b)	840	753,623
2.25%, 04/01/28 (Call 02/01/28)	675	585,232
2.75%, 04/01/31 (Call 01/01/31)	1,715	1,426,829

		363,172,278

Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	4,290	4,078,975
2.45%, 02/04/32 (Call 11/04/31)	6,070	4,586,795
2.63%, 09/16/26 (Call 06/16/26)(b)	3,025	2,824,805
3.40%, 05/06/30 (Call 02/06/30)	2,964	2,565,283
3.40%, 02/04/41 (Call 08/04/40)	5,032	3,396,197
3.70%, 02/04/51 (Call 08/04/50)	5,097	3,318,606
3.80%, 02/14/24 (Call 01/14/24)	345	342,982
3.88%, 09/16/46 (Call 03/16/46)	3,967	2,726,916
4.00%, 01/31/24(b)	210	209,987
4.00%, 02/04/61 (Call 08/04/60)	3,225	2,189,581
4.25%, 08/09/42	3,721	2,760,908
4.40%, 02/14/26 (Call 12/14/25)(b)	3,406	3,391,422
4.45%, 05/06/50 (Call 11/06/49)	2,398	1,758,813
4.50%, 05/02/43	2,858	2,169,994
4.80%, 02/14/29 (Call 11/14/28)(b)	3,394	3,286,037
5.38%, 01/31/44(b)	6,337	5,599,373
5.80%, 02/14/39 (Call 08/14/38)(b)	7,422	6,885,241
5.95%, 02/14/49 (Call 08/14/48)	5,932	5,323,792
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	5,850	5,570,604
2.70%, 09/15/51 (Call 03/15/51)	1,035	776,012
2.90%, 03/01/32 (Call 12/01/31)(b)	1,765	1,595,895
3.25%, 03/27/30 (Call 12/27/29)	2,816	2,649,096

Security	Par (000)	Value

Agriculture (continued)
3.75%, 09/15/47 (Call 03/15/47)(b)	$1,529	$1,372,859
4.02%, 04/16/43	842	764,241
4.50%, 03/15/49 (Call 09/15/48)	3,969	3,995,473
4.54%, 03/26/42(b)	1,252	1,225,232
5.38%, 09/15/35	536	581,742
5.94%, 10/01/32	522	586,994
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,850	1,555,147
2.73%, 03/25/31 (Call 12/25/30)	4,103	3,282,851
2.79%, 09/06/24 (Call 08/06/24)	3,693	3,576,707
3.22%, 08/15/24 (Call 06/15/24)	9,227	9,012,934
3.22%, 09/06/26 (Call 07/06/26)(b)	6,363	5,930,189
3.46%, 09/06/29 (Call 06/06/29)	2,037	1,756,138
3.56%, 08/15/27 (Call 05/15/27)	9,492	8,724,667
3.73%, 09/25/40 (Call 03/25/40)	1,728	1,203,569
3.98%, 09/25/50 (Call 03/25/50)	2,336	1,580,421
4.39%, 08/15/37 (Call 02/15/37)	8,599	6,804,819
4.54%, 08/15/47 (Call 02/15/47)	8,826	6,448,982
4.70%, 04/02/27 (Call 02/02/27)	2,664	2,594,523
4.74%, 03/16/32 (Call 12/16/31)	3,050	2,745,000
4.76%, 09/06/49 (Call 03/06/49)	3,773	2,852,803
4.91%, 04/02/30 (Call 01/02/30)	3,668	3,454,779
5.28%, 04/02/50 (Call 10/02/49)	2,177	1,742,645
5.65%, 03/16/52 (Call 09/16/51)(b)	2,340	1,996,933
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	2,853	2,542,451
4.45%, 03/16/28 (Call 02/16/28)	3,150	2,981,947
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	2,780	2,580,730
2.75%, 05/14/31 (Call 02/14/31)	4,130	3,461,807
3.25%, 08/15/26 (Call 05/15/26)	3,228	3,102,624
3.75%, 09/25/27 (Call 06/25/27)(b)	3,393	3,287,410
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,769	1,571,332
1.50%, 05/01/25 (Call 04/01/25)(b)	3,071	2,879,800
1.75%, 11/01/30 (Call 08/01/30)(b)	843	652,221
2.10%, 05/01/30 (Call 02/01/30)	1,918	1,544,585
2.75%, 02/25/26 (Call 11/25/25)	3,970	3,767,609
2.88%, 05/01/24 (Call 04/01/24)	4,238	4,171,506
3.13%, 08/17/27 (Call 05/17/27)	2,415	2,282,730
3.13%, 03/02/28 (Call 12/02/27)(b)	2,136	1,962,429
3.25%, 11/10/24(b)	3,637	3,584,373
3.38%, 08/11/25 (Call 05/11/25)	2,618	2,575,929
3.38%, 08/15/29 (Call 05/15/29)(b)	4,896	4,417,073
3.60%, 11/15/23(b)	2,193	2,187,912
3.88%, 08/21/42	3,156	2,394,236
4.13%, 03/04/43	1,844	1,437,048
4.25%, 11/10/44	1,884	1,489,792
4.38%, 11/15/41	3,197	2,637,461
4.50%, 03/20/42	3,340	2,752,527
4.88%, 11/15/43	3,285	2,846,321
6.38%, 05/16/38	3,788	3,927,512
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	9,145	9,063,244
4.85%, 09/15/23	1,900	1,910,070
5.70%, 08/15/35 (Call 02/15/35)	2,101	1,931,470
5.85%, 08/15/45 (Call 02/15/45)	6,418	5,480,844
6.15%, 09/15/43	2,441	2,221,774
7.25%, 06/15/37(b)	2,280	2,349,563

		231,793,292

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	$1,263	$1,166,906
Series 2016-1, Class AA, 3.58%, 07/15/29	1,075	979,002
Series 2016-2, Class AA, 3.20%, 12/15/29	1,192	1,063,776
Series 2016-3, Class AA, 3.00%, 04/15/30	527	474,272
Series 2017-1, Class AA, 3.65%, 02/15/29	1,803	1,654,974
Series 2017-2, Class AA, 3.35%, 04/15/31	1,366	1,219,193
Series 2019-1, Class AA, 3.15%, 08/15/33(b)	1,606	1,416,990
Series A, Class A, 2.88%, 01/11/36	4,530	3,789,254
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	1,583	1,506,424
Delta Air Lines Pass Through Trust
Series 2019-1, Class AA, 3.20%, 10/25/25(b)	510	491,288
Series 2020, Class AA, 2.00%, 12/10/29(b)	5,577	4,887,429
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	2,128	1,941,675
Series 2019-1, Class AA, 2.75%, 11/15/33(b)	1,526	1,300,261
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	1,318	1,107,357
3.00%, 11/15/26 (Call 08/15/26)	1,690	1,592,436
3.45%, 11/16/27 (Call 08/16/27)	1,663	1,568,708
5.13%, 06/15/27 (Call 04/15/27)	7,222	7,369,762
5.25%, 05/04/25 (Call 04/04/25)	6,159	6,318,888
United Airlines Pass Through Trust
Series 2012-1 A, Class A, 4.15%, 10/11/25	1,573	1,511,692
Series 2013-1, Class A, 4.30%, 02/15/27	905	853,430
Series 2014-1, Class A, 4.00%, 10/11/27	3,901	3,615,701
Series 2014-2, Class A, 3.75%, 03/03/28	3,937	3,646,766
Series 2016-1, Class AA, 3.10%, 01/07/30	2,766	2,489,625
Series 2016-2, Class AA, 2.88%, 04/07/30	1,879	1,658,904
Series 2018-1, Class AA, 3.50%, 09/01/31	3,481	3,108,542
Series 2019, Class AA, 4.15%, 02/25/33	406	373,228
Series 2019-2, Class AA, 2.70%, 11/01/33(b)	2,836	2,388,470
Series 2020-1, Class A, 5.88%, 04/15/29(b)	3,543	3,517,304
Series 2020-1, Class B, 4.88%, 07/15/27	2,471	2,333,977

		65,346,234

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	1,753	1,661,897
2.40%, 03/27/25 (Call 02/27/25)	6,946	6,725,256
2.75%, 03/27/27 (Call 01/27/27)	6,058	5,792,599
2.85%, 03/27/30 (Call 12/27/29)	6,440	5,910,568
3.25%, 03/27/40 (Call 09/27/39)(b)	1,965	1,666,615
3.38%, 11/01/46 (Call 05/01/46)	3,895	3,265,568
3.38%, 03/27/50 (Call 09/27/49)(b)	3,517	2,936,554
3.63%, 05/01/43 (Call 11/01/42)	1,179	1,039,088
3.88%, 11/01/45 (Call 05/01/45)(b)	4,003	3,626,758
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	2,318	2,305,877
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	1,979	1,763,051
3.75%, 09/15/25 (Call 07/15/25)(b)	3,750	3,715,387
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	1,628	1,298,070
4.13%, 07/15/27 (Call 04/15/27)(b)	476	455,089
4.25%, 04/01/25 (Call 01/01/25)	15	14,985
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)(b)	3,819	3,644,319
2.80%, 04/23/27 (Call 02/23/27)(b)	3,679	3,438,614

Security	Par (000)	Value

Apparel (continued)
2.95%, 04/23/30 (Call 01/23/30)	$3,094	$2,689,924

		51,950,219

Auto Manufacturers — 0.4%
American Honda Finance Corp.
0.55%, 07/12/24(b)	442	416,276
0.65%, 09/08/23	1,451	1,408,399
0.75%, 08/09/24(b)	1,280	1,206,669
1.00%, 09/10/25(b)	574	524,693
1.20%, 07/08/25(b)	765	708,727
1.30%, 09/09/26(b)	2,415	2,175,746
1.50%, 01/13/25	3,385	3,203,699
1.80%, 01/13/31(b)	982	807,086
2.00%, 03/24/28	1,370	1,216,875
2.15%, 09/10/24	2,693	2,604,346
2.25%, 01/12/29	3,270	2,875,246
2.30%, 09/09/26	2,256	2,105,074
2.35%, 01/08/27(b)	1,826	1,693,378
2.40%, 06/27/24(b)	4,090	3,989,345
2.90%, 02/16/24	3,483	3,437,721
3.50%, 02/15/28(b)	3,561	3,428,210
3.55%, 01/12/24(b)	4,545	4,529,911
3.63%, 10/10/23(b)	3,843	3,836,697
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	2,245	2,057,991
1.50%, 09/01/30 (Call 06/01/30)(b)	1,669	1,360,285
2.60%, 09/01/50 (Call 03/01/50)(b)	3,870	2,684,812
3.65%, 10/01/23 (Call 07/01/23)	3,851	3,850,230
4.88%, 10/01/43 (Call 04/01/43)(b)	1,346	1,352,447
General Motors Co.
4.00%, 04/01/25	2,399	2,361,216
4.20%, 10/01/27 (Call 07/01/27)(b)	2,783	2,673,656
4.88%, 10/02/23	6,830	6,863,057
5.00%, 10/01/28 (Call 07/01/28)(b)	3,185	3,091,202
5.00%, 04/01/35(b)	2,973	2,670,408
5.15%, 04/01/38 (Call 10/01/37)	3,395	2,986,242
5.20%, 04/01/45	3,987	3,385,441
5.40%, 10/02/23	4,309	4,352,392
5.40%, 10/15/29 (Call 08/15/29)	1,955	1,906,868
5.40%, 04/01/48 (Call 10/01/47)	3,849	3,386,889
5.60%, 10/15/32 (Call 07/15/32)	4,010	3,843,826
5.95%, 04/01/49 (Call 10/01/48)(b)	4,277	3,972,093
6.13%, 10/01/25 (Call 09/01/25)	7,696	7,925,649
6.25%, 10/02/43	1,890	1,806,292
6.60%, 04/01/36 (Call 10/01/35)	4,510	4,562,722
6.75%, 04/01/46 (Call 10/01/45)	4,087	4,096,237
6.80%, 10/01/27 (Call 08/01/27)	4,151	4,405,000
General Motors Financial Co. Inc.
1.05%, 03/08/24	3,004	2,853,049
1.20%, 10/15/24	3,520	3,290,602
1.25%, 01/08/26 (Call 12/08/25)	1,450	1,279,813
1.50%, 06/10/26 (Call 05/10/26)	5,280	4,638,638
2.35%, 02/26/27 (Call 01/26/27)	4,215	3,742,541
2.35%, 01/08/31 (Call 10/08/30)	1,245	964,937
2.40%, 04/10/28 (Call 02/10/28)	3,210	2,718,164
2.40%, 10/15/28 (Call 08/15/28)	4,080	3,397,090
2.70%, 08/20/27 (Call 06/20/27)(b)	1,009	896,910
2.70%, 06/10/31 (Call 03/10/31)	4,075	3,226,096
2.75%, 06/20/25 (Call 05/20/25)	5,914	5,594,467
2.90%, 02/26/25 (Call 01/26/25)	6,191	5,924,416
3.10%, 01/12/32 (Call 10/12/31)	1,955	1,581,184

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.50%, 11/07/24 (Call 09/07/24)(b)	$4,710	$4,614,717
3.60%, 06/21/30 (Call 03/21/30)(b)	1,911	1,652,499
3.80%, 04/07/25	125	121,878
3.85%, 01/05/28 (Call 10/05/27)	2,329	2,139,745
3.95%, 04/13/24 (Call 02/13/24)	3,218	3,193,897
4.00%, 01/15/25 (Call 10/15/24)	2,565	2,530,398
4.00%, 10/06/26 (Call 07/06/26)(b)	3,541	3,406,725
4.30%, 07/13/25 (Call 04/13/25)(b)	2,908	2,864,409
4.30%, 04/06/29 (Call 02/06/29)	50	46,157
4.35%, 04/09/25 (Call 02/09/25)	2,492	2,462,246
4.35%, 01/17/27 (Call 10/17/26)	4,989	4,816,031
5.00%, 04/09/27 (Call 03/09/27)	4,930	4,860,536
5.10%, 01/17/24 (Call 12/17/23)	6,910	6,971,430
5.25%, 03/01/26 (Call 12/01/25)	4,590	4,614,602
5.65%, 01/17/29 (Call 10/17/28)	2,449	2,438,665
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)(b)	180	172,683
2.53%, 03/10/27 (Call 02/10/27)(b)	430	401,689
2.97%, 03/10/32 (Call 12/10/31)	3,620	3,256,009
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	5,969	7,545,473
PACCAR Financial Corp.
0.35%, 02/02/24(b)	560	533,887
0.50%, 08/09/24	619	580,560
0.90%, 11/08/24	170	159,571
1.10%, 05/11/26	2,204	1,994,620
1.80%, 02/06/25	986	939,737
2.00%, 02/04/27(b)	1,200	1,109,148
2.15%, 08/15/24	1,688	1,634,946
2.85%, 04/07/25	25	24,341
3.15%, 06/13/24(b)	885	876,513
3.55%, 08/11/25	1,475	1,461,518
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	4,675	4,460,324
1.34%, 03/25/26 (Call 02/25/26)(b)	2,980	2,728,160
2.36%, 07/02/24	2,607	2,544,197
2.36%, 03/25/31 (Call 12/25/30)(b)	1,295	1,133,397
2.76%, 07/02/29	1,098	1,006,086
3.67%, 07/20/28	1,790	1,756,527
Toyota Motor Credit Corp.
0.45%, 01/11/24(b)	320	306,394
0.50%, 06/18/24(b)	5,100	4,818,429
0.63%, 09/13/24	3,665	3,442,498
0.80%, 10/16/25	555	504,839
0.80%, 01/09/26	215	194,450
1.13%, 06/18/26(b)	8,314	7,517,103
1.15%, 08/13/27(b)	1,978	1,722,601
1.45%, 01/13/25	2,655	2,509,692
1.65%, 01/10/31(b)	1,216	991,830
1.80%, 02/13/25(b)	2,903	2,761,159
1.90%, 01/13/27	2,200	2,022,306
1.90%, 04/06/28	3,484	3,099,297
1.90%, 09/12/31(b)	4,200	3,475,626
2.00%, 10/07/24	1,983	1,912,385
2.15%, 02/13/30	3,825	3,317,537
2.25%, 10/18/23(b)	3,855	3,797,638
2.40%, 01/13/32	200	171,222
2.50%, 03/22/24	50	49,105
2.90%, 04/17/24(b)	1,947	1,922,370
3.00%, 04/01/25	5,178	5,061,443

Security	Par (000)	Value

Auto Manufacturers (continued)
3.05%, 03/22/27(b)	$5,260	$5,044,445
3.05%, 01/11/28(b)	2,335	2,228,384
3.20%, 01/11/27	4,577	4,430,033
3.35%, 01/08/24(b)	3,124	3,111,254
3.38%, 04/01/30	1,564	1,476,275
3.40%, 04/14/25	3,600	3,555,108
3.45%, 09/20/23	4,896	4,883,711
3.65%, 08/18/25	2,925	2,897,008
3.65%, 01/08/29	2,105	2,038,250
3.95%, 06/30/25	3,085	3,081,792
4.45%, 06/29/29	3,460	3,482,628

		322,751,093

Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	5,240	3,272,170
4.35%, 03/15/29 (Call 12/15/28)	1,000	937,740
4.40%, 10/01/46 (Call 04/01/46)	1,447	1,136,503
5.40%, 03/15/49 (Call 09/15/48)(b)	1,912	1,686,556
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (Call 02/18/23)	800	761,672
3.25%, 03/01/32 (Call 12/01/31)(b)	3,245	2,736,573
4.15%, 05/01/52 (Call 11/01/51)	3,625	2,686,488
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	2,428	2,210,039
3.38%, 03/15/25 (Call 12/15/24)	504	494,439
4.38%, 03/15/45 (Call 09/15/44)(b)	2,010	1,616,583
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)(b)	1,725	1,337,686
3.50%, 05/30/30 (Call 02/28/30)(b)	1,230	1,069,952
3.55%, 01/15/52 (Call 07/15/51)	955	622,641
3.80%, 09/15/27 (Call 06/15/27)	1,684	1,587,894
4.25%, 05/15/29 (Call 02/15/29)	2,260	2,072,465
5.25%, 05/15/49 (Call 11/15/48)(b)	1,340	1,159,422
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)(b)	728	621,763
3.63%, 06/15/24 (Call 03/15/24)(b)	4,885	4,846,213
4.15%, 10/01/25 (Call 07/01/25)	1,934	1,926,109

		32,782,908

Banks — 5.5%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	3,744	3,707,009
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	5,790	5,591,056
1.13%, 09/18/25	4,025	3,647,495
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(a)	3,650	3,149,549
1.85%, 03/25/26	4,101	3,649,726
2.71%, 06/27/24	7,105	6,893,839
2.75%, 05/28/25	7,929	7,462,933
2.75%, 12/03/30	1,718	1,328,598
2.96%, 03/25/31	3,615	2,950,346
3.23%, 11/22/32 (Call 11/22/31)(a)	4,180	3,187,292
3.31%, 06/27/29(b)	4,449	4,015,756
3.49%, 05/28/30	4,555	3,915,296
3.50%, 03/24/25(b)	200	195,430
3.80%, 02/23/28	1,571	1,438,360
3.89%, 05/24/24	4,475	4,433,427
4.18%, 03/24/28 (Call 03/24/27)(a)	3,400	3,199,468
4.25%, 04/11/27	4,365	4,197,471

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.38%, 04/12/28	$2,831	$2,670,935
5.18%, 11/19/25	6,083	6,022,657
5.29%, 08/18/27	2,200	2,155,230
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)	10,485	10,063,188
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	8,928	8,421,068
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)	1,823	1,692,838
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(a)	9,890	8,844,825
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(a)	9,168	8,329,586
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(a)	7,029	6,558,127
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(a)	18,098	16,061,975
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(a)	3,225	3,100,547
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(a)	3,455	2,730,141
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(a)	11,371	9,003,672
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	4,619	4,319,920
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(a)	7,175	6,104,562
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(a)	7,935	6,338,716
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	10,191	9,728,227
2.48%, 09/21/36 (Call 09/21/31)(a)	8,295	6,416,265
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	13,260	11,131,637
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(a)	9,157	8,301,278
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(a)	9,865	8,084,663
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	12,694	10,715,767
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(a)	15,132	10,857,664
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(a)	13,314	11,060,472
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(a)	3,064	2,079,935
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	7,693	6,684,063
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(a)	13,670	11,535,293
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(a)	5,870	4,098,962
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	5,429	5,260,375
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	9,770	8,695,593
3.25%, 10/21/27 (Call 10/21/26)(b)	10,830	10,220,379
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(a)	12,265	9,599,815

Security	Par (000)	Value

Banks (continued)
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	$4,764	$4,608,646
3.38%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(a)	6,840	6,606,893
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	17,637	16,367,665
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(a)	7,254	7,133,148
3.50%, 04/19/26	11,681	11,386,405
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	12,072	11,504,737
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	8,391	7,898,113
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	8,494	8,067,176
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	10,403	9,955,047
3.84%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(a)	6,280	6,216,823
3.85%, 03/08/37 (Call 03/08/32)(a)	850	735,182
3.88%, 08/01/25	2,073	2,068,709
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(a)	4,090	3,458,177
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	9,120	8,604,173
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	9,673	9,063,504
4.00%, 04/01/24	6,558	6,570,591
4.00%, 01/22/25	10,160	10,075,367
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(a)	3,149	2,749,171
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.150%)(a)	15,858	13,580,791
4.13%, 01/22/24	4,421	4,438,772
4.20%, 08/26/24	8,942	8,935,562
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(a)	6,464	5,838,802
4.25%, 10/22/26	8,965	8,829,718
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	12,449	11,945,189
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(a)	10,286	9,221,605
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(a)	4,816	4,699,645
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)	7,675	7,031,221
4.45%, 03/03/26	7,398	7,368,112
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(a)	8,150	7,794,741
4.83%, 07/22/26 (Call 07/22/25)(a)(b)	11,820	11,837,848
4.88%, 04/01/44(b)	1,698	1,632,474
4.95%, 07/22/28 (Call 07/22/27)(a)	12,505	12,491,244
5.00%, 01/21/44	5,465	5,308,646
5.02%, 07/22/33 (Call 07/22/32)(a)	13,655	13,545,760
5.88%, 02/07/42	6,077	6,625,814
6.11%, 01/29/37	8,407	8,905,619
6.22%, 09/15/26(b)	2,379	2,499,544
7.75%, 05/14/38(b)	6,329	7,813,720
Series L, 3.95%, 04/21/25	10,728	10,614,283
Series L, 4.18%, 11/25/27 (Call 11/25/26)	8,911	8,696,869

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series L, 4.75%, 04/21/45(b)	$2,707	$2,452,380
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(a)	10,810	9,662,951
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	9,445	7,841,711
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(a)	4,715	3,650,589
Bank of America N.A., 6.00%, 10/15/36	6,123	6,589,450
Bank of Montreal
0.40%, 09/15/23(b)	570	550,170
0.45%, 12/08/23(b)	366	350,961
0.63%, 07/09/24	2,206	2,075,206
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)	565	503,562
1.25%, 09/15/26	5,760	5,136,192
1.50%, 01/10/25(b)	685	644,599
1.85%, 05/01/25(b)	5,452	5,138,346
2.15%, 03/08/24(b)	3,710	3,614,801
2.50%, 06/28/24(b)	1,618	1,578,035
2.65%, 03/08/27(b)	3,620	3,367,758
3.09%, 01/10/37 (Call 01/10/32)(a)	400	322,324
3.70%, 06/07/25	75	74,009
3.80%, 12/15/32 (Call 12/15/27)(a)	4,891	4,464,554
4.34%, 10/05/28 (Call 10/05/23)(a)	4,579	4,561,279
Series E, 3.30%, 02/05/24	8,480	8,403,341
Bank of New York Mellon Corp.
3.43%, 06/13/25 (Call 06/13/24)(a)(b)	1,810	1,788,099
3.99%, 06/13/28 (Call 06/13/27)(a)	1,827	1,789,291
4.29%, 06/13/33 (Call 06/13/32)(a)	1,857	1,810,278
4.41%, 07/24/26 (Call 07/24/25)(a)(b)	1,853	1,861,616
4.60%, 07/26/30 (Call 07/26/29)(a)	655	654,974
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	490	470,282
0.50%, 04/26/24 (Call 03/26/24)(b)	2,371	2,251,881
0.75%, 01/28/26 (Call 12/28/25)(b)	416	375,340
1.05%, 10/15/26 (Call 09/15/26)(b)	1,786	1,588,433
1.60%, 04/24/25 (Call 03/24/25)	2,171	2,044,300
1.65%, 07/14/28 (Call 05/14/28)(b)	2,495	2,157,252
1.65%, 01/28/31 (Call 10/28/30)	952	769,340
1.80%, 07/28/31 (Call 04/28/31)(b)	2,440	1,966,347
2.05%, 01/26/27 (Call 12/26/26)(b)	2,495	2,294,078
2.10%, 10/24/24	4,083	3,953,242
2.45%, 08/17/26 (Call 05/17/26)	2,981	2,805,598
2.50%, 01/26/32 (Call 10/26/31)(b)	2,035	1,721,997
2.80%, 05/04/26 (Call 02/04/26)	3,627	3,498,169
3.00%, 10/30/28 (Call 07/30/28)	2,337	2,139,944
3.25%, 09/11/24 (Call 08/11/24)(b)	2,552	2,532,809
3.25%, 05/16/27 (Call 02/16/27)(b)	3,612	3,496,019
3.30%, 08/23/29 (Call 05/23/29)	2,359	2,197,291
3.35%, 04/25/25 (Call 03/25/25)(b)	3,715	3,662,879
3.40%, 05/15/24 (Call 04/15/24)	3,397	3,379,302
3.40%, 01/29/28 (Call 10/29/27)	3,724	3,559,511
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	3,236	3,106,592
3.85%, 04/28/28(b)	2,805	2,752,883
3.85%, 04/26/29 (Call 02/26/29)	1,795	1,723,828
3.95%, 11/18/25 (Call 10/18/25)(b)	2,444	2,440,163
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	2,715	2,714,756
Series G, 3.00%, 02/24/25 (Call 01/24/25)	3,216	3,153,996
Series J, 0.85%, 10/25/24 (Call 09/25/24)	2,302	2,160,496

Security	Par (000)	Value

Banks (continued)
Series J, 1.90%, 01/25/29 (Call 11/25/28)	$2,233	$1,919,241
Bank of Nova Scotia (The)
0.40%, 09/15/23	140	135,036
0.55%, 09/15/23(b)	1,150	1,111,038
0.65%, 07/31/24	3,395	3,179,044
0.70%, 04/15/24(b)	1,566	1,484,913
1.05%, 03/02/26(b)	1,265	1,134,629
1.30%, 06/11/25(b)	4,842	4,477,155
1.30%, 09/15/26	4,390	3,896,696
1.35%, 06/24/26	4,240	3,804,382
1.45%, 01/10/25(b)	5,290	4,971,066
1.95%, 02/02/27	2,740	2,466,548
2.15%, 08/01/31	896	733,690
2.20%, 02/03/25	5,709	5,440,106
2.44%, 03/11/24(b)	30	29,322
2.45%, 02/02/32	2,100	1,746,255
2.70%, 08/03/26(b)	5,501	5,180,952
2.95%, 03/11/27	355	333,547
3.40%, 02/11/24	5,946	5,899,086
3.45%, 04/11/25	3,725	3,643,273
4.50%, 12/16/25	5,117	5,102,314
4.59%, 05/04/37 (Call 02/04/32)(a)	4,475	4,041,328
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(a)(b)	1,050	940,065
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	1,156	1,152,567
5.13%, 06/11/30 (Call 03/11/30)	1,454	1,404,113
Barclays Bank PLC, 3.75%, 05/15/24(b)	665	660,777
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)	862	817,271
2.28%, 11/24/27 (Call 11/24/26)(a)	6,683	5,870,347
2.65%, 06/24/31 (Call 06/24/30), (SOFR + 1.900%)(a)	1,666	1,326,586
2.67%, 03/10/32 (Call 03/10/31)(a)	1,235	966,103
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)(b)	3,695	3,459,222
2.89%, 11/24/32 (Call 11/24/31)(a)	4,350	3,407,703
3.33%, 11/24/42 (Call 11/24/41)(a)(b)	5,000	3,600,650
3.56%, 09/23/35 (Call 09/23/30)(a)	3,545	2,857,660
3.65%, 03/16/25	9,303	9,037,864
3.81%, 03/10/42 (Call 03/10/41)(a)(b)	350	254,212
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)	7,122	6,965,102
4.34%, 01/10/28 (Call 01/10/27)	4,810	4,556,753
4.38%, 09/11/24	6,843	6,763,963
4.38%, 01/12/26	10,472	10,257,848
4.84%, 05/09/28 (Call 05/07/27)	7,088	6,710,493
4.95%, 01/10/47	6,162	5,620,175
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)	6,415	6,128,634
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)	4,725	4,414,851
5.20%, 05/12/26	7,208	7,137,362
5.25%, 08/17/45	5,244	4,918,243
5.30%, 08/09/26	4,005	3,972,880
5.50%, 08/09/28	5,240	5,155,060
5.75%, 08/09/33	1,290	1,263,452
BNP Paribas SA, 4.25%, 10/15/24	4,631	4,615,301
BPCE SA 3.38%, 12/02/26	3,622	3,449,629

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.00%, 04/15/24	$3,332	$3,314,940
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)(b)	750	728,813
Canadian Imperial Bank of Commerce
0.50%, 12/14/23(b)	4,560	4,369,939
0.95%, 10/23/25(b)	3,293	2,994,490
1.00%, 10/18/24(b)	4,030	3,769,460
1.25%, 06/22/26	4,630	4,139,220
2.25%, 01/28/25(b)	3,395	3,237,132
3.10%, 04/02/24(b)	4,788	4,721,255
3.30%, 04/07/25	325	316,755
3.45%, 04/07/27(b)	25	23,975
3.50%, 09/13/23	6,342	6,323,798
3.60%, 04/07/32 (Call 03/07/32)	175	159,763
3.95%, 08/04/25	2,895	2,861,215
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	8,167	8,156,873
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(a)	1,961	1,880,481
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	4,300	4,049,654
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(a)	9,730	8,581,082
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(a)	1,800	1,674,936
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(a)	9,555	8,427,606
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(a)	3,275	3,077,649
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(a)	2,280	1,837,634
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(a)	10,935	8,964,076
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(a)	12,655	10,579,453
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)	9,247	7,844,138
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(a)	2,310	1,682,396
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)	3,717	3,237,135
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(a)(b)	7,440	6,303,242
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(a)	5,530	5,120,061
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	14,617	14,032,028
3.20%, 10/21/26 (Call 07/21/26)	10,360	9,866,139
3.29%, 03/17/26 (Call 03/17/25), (SOFR + 1.528%)(a)	3,990	3,849,033
3.30%, 04/27/25	5,597	5,464,015
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	12,617	12,363,020
3.40%, 05/01/26	8,060	7,785,718
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	8,748	8,143,951
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)(b)	9,165	8,596,862
3.70%, 01/12/26	7,719	7,540,151
3.75%, 06/16/24(b)	4,745	4,741,299

Security	Par (000)	Value

Banks (continued)
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(a)	$4,265	$3,836,965
3.88%, 10/25/23	1,873	1,880,192
3.88%, 03/26/25	5,953	5,879,183
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(a)	2,131	1,852,713
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	10,357	9,931,431
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	9,309	8,697,771
4.00%, 08/05/24	2,918	2,906,474
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	7,571	7,202,974
4.13%, 07/25/28	7,539	7,189,266
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(a)	5,400	5,363,658
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)(b)	2,045	1,835,858
4.30%, 11/20/26	4,918	4,856,132
4.40%, 06/10/25	3,745	3,730,282
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	13,319	12,672,363
4.45%, 09/29/27	13,852	13,512,626
4.60%, 03/09/26(b)	6,990	6,980,983
4.65%, 07/30/45	4,935	4,568,428
4.65%, 07/23/48 (Call 06/23/48)(b)	7,948	7,484,314
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(a)	2,505	2,474,113
4.75%, 05/18/46	7,833	7,053,695
4.91%, 05/24/33 (Call 05/24/32)(a)	2,675	2,626,128
5.30%, 05/06/44	4,250	4,135,165
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(a)(b)	2,052	2,049,989
5.50%, 09/13/25	7,148	7,335,063
5.88%, 02/22/33(b)	1,242	1,280,403
5.88%, 01/30/42	4,419	4,695,895
6.00%, 10/31/33(b)	5,452	5,688,181
6.13%, 08/25/36	1,138	1,201,876
6.63%, 01/15/28(b)	1,182	1,285,059
6.63%, 06/15/32	3,845	4,174,170
6.68%, 09/13/43	4,444	5,017,987
8.13%, 07/15/39(b)	7,383	9,682,657
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	1,588	1,503,487
3.75%, 02/18/26 (Call 11/18/25)	2,384	2,334,651
Citizens Bank NA
4.12%, 05/23/25 (Call 05/23/24)(a)(b)	1,810	1,790,941
4.58%, 08/09/28	1,810	1,789,113
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	1,046	877,887
2.64%, 09/30/32 (Call 07/02/32)(b)	2,002	1,585,204
2.85%, 07/27/26 (Call 04/27/26)	3,115	2,950,030
3.25%, 04/30/30 (Call 01/30/30)	2,708	2,377,570
4.30%, 12/03/25 (Call 11/03/25)	640	632,570
5.64%, 05/21/37 (Call 05/21/32)(a)	1,385	1,351,995
Comerica Bank
2.50%, 07/23/24	2,776	2,693,109
4.00%, 07/27/25	1,200	1,184,124
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	2,786	2,692,753

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	$5,643	$5,383,704
4.38%, 08/04/25	5,537	5,448,851
5.25%, 05/24/41	3,441	3,744,083
5.25%, 08/04/45(b)	4,530	4,399,989
5.75%, 12/01/43	4,675	4,855,081
Cooperatieve Rabobank U.A./NY
0.38%, 01/12/24	874	831,594
1.38%, 01/10/25	2,190	2,054,505
3.38%, 05/21/25	3,297	3,227,829
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 09/28/22)	250	235,348
Credit Suisse AG, 5.00%, 07/09/27	4,435	4,307,316
Credit Suisse AG/New York NY
0.50%, 02/02/24	1,510	1,422,073
1.25%, 08/07/26	3,430	2,959,233
2.95%, 04/09/25	6,291	5,969,719
3.63%, 09/09/24	11,884	11,600,210
3.70%, 02/21/25	6,951	6,725,510
Credit Suisse Group AG
3.75%, 03/26/25	7,266	6,950,292
4.55%, 04/17/26	4,534	4,345,839
4.88%, 05/15/45	6,203	5,001,789
Deutsche Bank AG
4.10%, 01/13/26(b)	3,354	3,271,324
6.12%, 07/14/26 (Call 07/14/25)(a)	2,905	2,906,307
Deutsche Bank AG/London, 3.70%, 05/30/24(b)	4,565	4,499,903
Deutsche Bank AG/New York NY
0.90%, 05/28/24	2,930	2,754,200
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(a)	2,917	2,720,190
1.69%, 03/19/26	3,435	3,096,137
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(a)	4,231	3,727,257
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(a)	7,869	7,583,513
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(a)	5,800	4,930,522
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(a)	6,450	5,490,562
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(a)	1,511	1,176,570
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)(b)	6,144	5,044,101
3.70%, 05/30/24	2,716	2,670,914
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(a)	4,375	4,191,337
4.10%, 01/13/26(b)	2,593	2,523,456
Series E, 0.96%, 11/08/23	1,460	1,401,483
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	3,230	3,104,418
2.70%, 02/06/30 (Call 11/06/29)	2,288	1,906,705
3.45%, 07/27/26 (Call 04/27/26)	4,720	4,472,200
4.25%, 03/13/26	1,660	1,621,604
4.65%, 09/13/28 (Call 06/13/28)	3,424	3,292,758
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(a)(b)	2,995	2,684,658
2.38%, 01/28/25 (Call 12/28/24)(b)	4,167	3,983,569
2.55%, 05/05/27 (Call 04/05/27)	3,684	3,392,301

Security	Par (000)	Value

Banks (continued)
3.65%, 01/25/24 (Call 12/25/23)	$5,941	$5,904,166
4.06%, 04/25/28 (Call 04/25/27)(a)	2,295	2,237,556
4.30%, 01/16/24 (Call 12/16/23)	3,195	3,198,515
4.34%, 04/25/33 (Call 04/25/32)(a)	2,451	2,326,563
4.77%, 07/28/30 (Call 07/28/29)(a)(b)	2,720	2,707,162
8.25%, 03/01/38(b)	3,250	4,194,547
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	3,501	3,224,001
3.85%, 03/15/26 (Call 02/15/26)	3,226	3,138,221
3.95%, 07/28/25 (Call 06/28/25)(b)	3,547	3,535,898
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (SOFR + 2.465%)(a)(b)	502	475,138
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(b)	2,123	2,154,357
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	450	440,289
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	1,540	1,317,316
4.63%, 02/13/47 (Call 08/13/46)	1,443	1,277,113
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(a)	1,659	1,583,930
6.13%, 03/09/28	1,580	1,620,622
FNB Corp., 5.15%, 08/25/25	20	20,009
Goldman Sachs Capital I, 6.35%, 02/15/34	5,370	5,624,431
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(a)(b)	4,439	4,253,494
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)	2,620	2,382,864
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(a)	6,940	6,647,271
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(a)	2,392	2,120,891
1.22%, 12/06/23 (Call 12/06/22)	500	483,230
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	7,300	6,493,277
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(a)	10,685	9,377,049
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(a)	7,640	7,338,908
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(a)	12,290	10,903,688
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(a)	9,255	7,307,748
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	7,652	6,175,394
2.60%, 02/07/30 (Call 11/07/29)	7,346	6,289,498
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	13,595	11,198,473
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(a)	6,650	6,032,614
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(a)	8,850	7,275,231
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(a)	7,275	5,304,275
3.00%, 03/15/24	4,295	4,224,304
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(a)	11,900	10,126,781
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(a)	9,418	7,250,259

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	$9,292	$9,051,337
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(a)	3,895	3,071,753
3.50%, 01/23/25 (Call 10/23/24)	5,421	5,315,128
3.50%, 04/01/25 (Call 03/01/25)	13,735	13,431,182
3.50%, 11/16/26 (Call 11/16/25)	11,453	10,999,805
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(a)	3,440	3,253,930
3.63%, 02/20/24 (Call 01/20/24)(b)	7,207	7,159,866
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	10,117	9,557,631
3.75%, 05/22/25 (Call 02/22/25)	9,700	9,531,414
3.75%, 02/25/26 (Call 11/25/25)	8,543	8,367,441
3.80%, 03/15/30 (Call 12/15/29)	9,342	8,653,775
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	7,474	7,013,377
3.85%, 07/08/24 (Call 04/08/24)(b)	12,130	12,084,876
3.85%, 01/26/27 (Call 01/26/26)	11,931	11,563,048
4.00%, 03/03/24	11,017	11,011,161
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)	6,322	5,516,198
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	8,491	8,116,207
4.25%, 10/21/25	6,969	6,889,414
4.39%, 06/15/27 (Call 06/15/26)(a)	3,460	3,396,786
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)	3,394	3,096,889
4.48%, 08/23/28	8,060	7,875,023
4.75%, 10/21/45 (Call 04/21/45)(b)	5,449	5,107,239
4.80%, 07/08/44 (Call 01/08/44)	8,354	8,003,633
5.15%, 05/22/45	8,747	8,289,882
5.95%, 01/15/27	4,054	4,225,606
6.13%, 02/15/33	3,268	3,555,388
6.25%, 02/01/41	4,140	4,606,412
6.45%, 05/01/36	4,166	4,486,824
6.75%, 10/01/37	20,020	22,200,779
HSBC Bank USA N.A., 7.00%, 01/15/39	2,050	2,358,013
HSBC Bank USA N.A./New York NY 5.63%, 08/15/35	935	930,437
5.88%, 11/01/34(b)	1,130	1,136,012
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(a)	3,920	3,657,438
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(a)	3,788	3,617,464
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(a)	1,875	1,633,706
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(a)	9,298	8,475,778
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(a)	2,135	1,800,189
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)	2,610	2,397,468
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)	2,750	2,277,055
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)	5,250	4,626,510
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(a)	6,133	4,849,240

Security	Par (000)	Value

Banks (continued)
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	$8,629	$8,189,525
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	7,745	6,153,402
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(a)	3,133	2,588,516
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(a)	6,945	5,522,178
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(a)	3,570	3,382,646
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	9,910	9,720,521
3.90%, 05/25/26	8,794	8,549,966
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	9,785	8,842,117
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	8,761	8,239,983
4.18%, 12/09/25 (Call 12/09/24)(a)	3,990	3,911,596
4.25%, 03/14/24	9,457	9,423,049
4.25%, 08/18/25	6,796	6,677,342
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)	9,719	9,443,078
4.30%, 03/08/26	11,357	11,223,782
4.38%, 11/23/26	6,601	6,459,739
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	14,282	13,479,066
4.76%, 06/09/28 (Call 06/09/27)(a)	10,700	10,307,845
4.76%, 03/29/33 (Call 03/29/32), (SOFR + 2.530%)(a)	5,965	5,324,299
4.95%, 03/31/30	10,735	10,451,167
5.21%, 08/11/28	200	195,214
5.25%, 03/14/44	3,244	2,982,015
5.40%, 08/11/33	5,700	5,418,648
6.10%, 01/14/42(b)	3,157	3,451,990
6.50%, 05/02/36	7,437	7,799,702
6.50%, 09/15/37	8,962	9,355,342
6.80%, 06/01/38	5,787	6,237,171
7.63%, 05/17/32	3,314	3,759,700
HSBC USA Inc.
3.50%, 06/23/24(b)	2,223	2,191,700
3.75%, 05/24/24	6,900	6,853,908
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31)(a)	2,025	1,533,371
4.44%, 08/04/28 (Call 08/04/27)(a)	1,365	1,337,004
5.02%, 05/17/33 (Call 05/17/32)(a)	1,564	1,546,593
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	2,677	2,288,407
2.63%, 08/06/24 (Call 07/06/24)	3,867	3,756,210
4.00%, 05/15/25 (Call 04/15/25)	1,756	1,739,775
Huntington National Bank (The) 3.55%, 10/06/23 (Call 09/06/23)	3,556	3,542,203
4.55%, 05/17/28 (Call 05/17/27)(a)(b)	1,460	1,450,306
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	3,530	3,452,093
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)	2,638	2,340,328
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(a)	2,510	2,075,368
3.55%, 04/09/24	4,303	4,254,419

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.87%, 03/28/26 (Call 03/28/25), (SOFR + 1.640%)(a)	$50	$48,740
3.95%, 03/29/27	7,892	7,574,584
4.02%, 03/28/28 (Call 03/28/27), (SOFR + 1.830%)(a)	250	237,080
4.05%, 04/09/29	4,505	4,224,474
4.10%, 10/02/23	5,451	5,449,692
4.25%, 03/28/33 (Call 03/28/32), (SOFR + 2.070%)(a)	2,335	2,153,571
4.55%, 10/02/28	4,106	3,974,690
Intesa Sanpaolo SpA, 5.25%, 01/12/24	200	200,180
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(a)(b)	1,960	1,851,965
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(a)(b)	1,335	1,283,349
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(a)	11,121	10,357,766
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(a)	8,065	7,552,953
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(a)	11,058	10,358,803
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(a)	1,308	1,151,602
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)(b)	2,042	1,815,399
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(a)	6,505	5,702,543
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(a)	10,200	9,515,274
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	2,466	2,203,272
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)	2,240	1,761,290
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(a)	3,690	2,926,355
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(a)	8,005	7,484,995
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(a)	8,451	7,228,563
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(a)	12,232	11,445,727
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(a)	6,995	6,205,964
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(a)	6,301	6,013,737
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	13,111	11,091,644
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(a)	1,205	840,921
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)	8,180	6,739,829
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(a)	4,874	4,032,065
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(a)	2,065	1,961,275
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	6,366	5,513,402
2.95%, 10/01/26 (Call 07/01/26)	12,078	11,481,468

Security	Par (000)	Value

Banks (continued)
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(a)	$2,729	$2,524,789
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	3,671	3,164,475
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(a)	9,400	7,988,308
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(a)	8,721	6,729,211
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(a)	10,890	7,894,052
3.13%, 01/23/25 (Call 10/23/24)(b)	8,161	8,035,076
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 2.460%)(a)	3,730	2,891,272
3.20%, 06/15/26 (Call 03/15/26)	6,422	6,180,725
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	7,432	7,289,157
3.30%, 04/01/26 (Call 01/01/26)	9,826	9,503,707
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(a)	9,180	6,929,707
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	9,676	8,964,620
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)(b)	5,730	5,398,921
3.63%, 05/13/24(b)	7,379	7,360,700
3.63%, 12/01/27 (Call 12/01/26)	7,221	6,901,110
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(a)	9,901	9,123,672
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	11,916	11,434,474
3.85%, 06/14/25 (Call 06/14/24)(a)	6,200	6,135,334
3.88%, 02/01/24	8,637	8,669,043
3.88%, 09/10/24	11,901	11,851,968
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)(b)	9,776	8,598,285
3.90%, 07/15/25 (Call 04/15/25)	10,435	10,388,877
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)	8,483	7,083,305
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	9,747	9,483,734
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)	7,611	6,372,843
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	4,704	4,456,146
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	6,996	6,959,621
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)	7,141	6,126,264
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(a)	10,885	10,742,515
4.13%, 12/15/26	10,006	9,891,431
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	10,177	9,728,194
4.25%, 10/01/27	3,633	3,595,289
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)	9,054	7,975,035
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(a)	11,340	11,080,881
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	9,361	9,058,452

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)	$12,220	$11,861,832
4.57%, 06/14/30 (Call 06/14/29)(a)	8,150	7,929,053
4.59%, 04/26/33 (Call 04/26/32), (SOFR + 1.800%)(a)	5,530	5,343,971
4.85%, 07/25/28 (Call 07/25/27)(a)	5,160	5,154,272
4.85%, 02/01/44	5,044	5,008,642
4.91%, 07/25/33 (Call 07/25/32)(a)	15,795	15,657,899
4.95%, 06/01/45(b)	3,751	3,590,270
5.40%, 01/06/42	6,803	7,004,301
5.50%, 10/15/40(b)	6,579	6,883,147
5.60%, 07/15/41	7,810	8,257,122
5.63%, 08/16/43	6,092	6,362,789
6.40%, 05/15/38	6,537	7,442,897
7.63%, 10/15/26	3,703	4,155,692
7.75%, 07/15/25(b)	980	1,070,229
8.00%, 04/29/27	4,813	5,532,784
8.75%, 09/01/30	1,284	1,556,760
KeyBank N.A./Cleveland OH
3.30%, 06/01/25	905	881,597
3.40%, 05/20/26	2,212	2,113,035
3.90%, 04/13/29	2,890	2,646,489
4.15%, 08/08/25	600	595,422
4.90%, 08/08/32	1,910	1,823,171
KeyCorp.
2.25%, 04/06/27	3,121	2,807,745
2.55%, 10/01/29	3,106	2,660,724
3.88%, 05/23/25 (Call 05/23/24)(a)	1,035	1,026,140
4.10%, 04/30/28	3,976	3,861,014
4.15%, 10/29/25(b)	2,009	1,989,526
4.79%, 06/01/33 (Call 06/01/32)(a)	2,330	2,260,030
KfW
0.00%, 04/18/36(c)	9,255	5,741,432
0.00%, 06/29/37(c)	13,341	7,924,687
0.25%, 10/19/23	2,976	2,866,989
0.25%, 03/08/24	2,975	2,830,683
0.38%, 07/18/25	8,340	7,611,418
0.50%, 09/20/24	515	484,213
0.63%, 01/22/26	6,040	5,478,220
0.75%, 09/30/30	4,039	3,295,905
1.00%, 10/01/26	1,490	1,347,690
1.25%, 01/31/25	10,280	9,726,525
1.38%, 08/05/24	11,595	11,127,953
1.63%, 05/10/24(d)	10	9,684
1.75%, 09/14/29	9,382	8,433,667
2.00%, 05/02/25	6,937	6,658,479
2.50%, 11/20/24	25,800	25,224,402
2.63%, 02/28/24	17,060	16,830,543
2.88%, 04/03/28	8,387	8,132,790
3.00%, 05/20/27	330	323,321
3.13%, 06/10/25	50	49,366
Korea Development Bank (The)
0.40%, 03/09/24(b)	660	626,525
0.75%, 01/25/25	1,865	1,726,915
0.80%, 07/19/26(b)	1,735	1,542,085
1.00%, 09/09/26	2,000	1,785,400
1.63%, 01/19/31	1,990	1,654,605
2.00%, 09/12/26	925	859,741
2.00%, 10/25/31	3,075	2,593,148
2.13%, 10/01/24	1,602	1,546,363

Security	Par (000)	Value

Banks (continued)
2.25%, 02/24/27	$350	$325,672
3.00%, 01/13/26(b)	3,550	3,452,375
3.25%, 02/19/24	1,335	1,323,439
3.38%, 09/16/25	2,670	2,617,428
3.75%, 01/22/24(b)	4,295	4,289,545
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	835	759,382
0.88%, 09/03/30	1,710	1,408,955
1.75%, 07/27/26	5,185	4,846,782
2.00%, 01/13/25	8,817	8,506,553
2.38%, 06/10/25(b)	3,515	3,400,059
3.13%, 11/14/23	1,405	1,397,539
Series 37, 2.50%, 11/15/27(b)	2,717	2,586,285
Series 40, 0.50%, 05/27/25	7,840	7,211,154
Lloyds Banking Group PLC
1.00%, 08/11/33	600	570,258
1.63%, 05/11/27 (Call 05/11/26)(a)	1,195	1,057,121
2.44%, 02/05/26 (Call 02/05/25)(a)	4,197	3,949,461
3.37%, 12/14/46 (Call 09/14/41)(a)	2,027	1,407,610
3.51%, 03/18/26 (Call 03/18/25)(a)(b)	4,265	4,109,370
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)	4,082	3,773,360
3.75%, 01/11/27	4,759	4,539,800
3.75%, 03/18/28 (Call 03/18/27)(a)	5,835	5,506,956
3.87%, 07/09/25 (Call 07/09/24)(a)(b)	3,197	3,135,266
3.90%, 03/12/24	2,739	2,726,017
4.34%, 01/09/48	5,539	4,476,952
4.38%, 03/22/28	2,073	1,998,227
4.45%, 05/08/25	5,097	5,055,612
4.50%, 11/04/24	1,995	1,984,267
4.55%, 08/16/28	6,740	6,526,275
4.58%, 12/10/25	5,133	5,028,287
4.65%, 03/24/26	5,631	5,505,091
4.72%, 08/11/26	1,400	1,381,492
5.30%, 12/01/45	3,214	2,920,465
M&T Bank Corp.
4.00%, 07/15/24 (Call 04/16/24)(b)	344	342,445
4.55%, 08/16/28	1,810	1,810,145
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	2,977	2,889,149
3.40%, 08/17/27	2,900	2,724,579
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(a)	685	660,662
0.95%, 07/19/25 (Call 07/19/24)(a)	1,810	1,688,350
0.96%, 10/11/25 (Call 10/11/24)(a)(b)	2,890	2,673,048
1.41%, 07/17/25	2,324	2,132,177
1.54%, 07/20/27 (Call 07/20/26)(a)	1,350	1,191,807
1.64%, 10/13/27 (Call 10/13/26)(a)	2,960	2,603,882
2.05%, 07/17/30	1,320	1,076,658
2.19%, 02/25/25	7,119	6,745,181
2.31%, 07/20/32 (Call 07/20/31)(a)	1,697	1,371,549
2.34%, 01/19/28 (Call 01/19/27)(a)	2,890	2,597,966
2.49%, 10/13/32 (Call 10/13/31)(a)	1,489	1,214,696
2.53%, 09/13/23(b)	1,054	1,038,717
2.56%, 02/25/30	4,300	3,679,123
2.76%, 09/13/26	2,605	2,427,469
2.80%, 07/18/24	6,621	6,439,452
2.85%, 01/19/33 (Call 01/19/32)(a)	2,635	2,210,185
3.20%, 07/18/29(b)	7,469	6,771,171
3.29%, 07/25/27	3,712	3,496,815

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.41%, 03/07/24	$6,724	$6,658,038
3.68%, 02/22/27	3,619	3,487,775
3.74%, 03/07/29	6,729	6,341,342
3.75%, 07/18/39(b)	5,950	5,148,475
3.78%, 03/02/25	4,886	4,825,707
3.84%, 04/17/26 (Call 04/17/25)(a)	2,750	2,690,325
3.85%, 03/01/26	2,879	2,811,401
3.96%, 03/02/28(b)	4,943	4,760,999
4.05%, 09/11/28(b)	4,456	4,279,097
4.08%, 04/19/28 (Call 04/19/27)(a)	2,720	2,627,194
4.15%, 03/07/39(b)	2,551	2,322,507
4.29%, 07/26/38(b)	2,847	2,660,094
4.32%, 04/19/33 (Call 04/19/32)(a)	2,755	2,614,220
4.79%, 07/18/25 (Call 07/18/24)(a)	4,385	4,399,646
5.02%, 07/20/28 (Call 07/20/27)(a)	5,540	5,566,869
5.13%, 07/20/33 (Call 07/20/32)(a)	5,500	5,523,210
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(a)	1,095	1,053,708
1.23%, 05/22/27 (Call 05/22/26)(a)	2,325	2,027,726
1.55%, 07/09/27 (Call 07/09/26)(a)	2,635	2,311,606
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(a)	1,150	908,569
2.17%, 05/22/32 (Call 05/22/31)(a)	573	451,518
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(a)	4,000	3,216,600
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(a)	3,481	3,230,055
2.26%, 07/09/32 (Call 07/09/31)(a)(b)	2,075	1,643,836
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(a)	2,298	2,191,924
2.56%, 09/13/31	3,800	2,994,970
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)
	2,140	1,778,083
2.65%, 05/22/26 (Call 05/22/25)(a)	3,270	3,073,408
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)
	3,042	2,926,647
2.84%, 09/13/26	2,357	2,181,380
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(a)	2,250	1,942,830
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)	2,548	2,245,731
3.17%, 09/11/27	4,168	3,844,063
3.26%, 05/22/30 (Call 05/22/29)(a)	2,175	1,931,444
3.66%, 02/28/27	2,472	2,356,014
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)	3,368	3,342,605
4.02%, 03/05/28(b)	3,940	3,756,002
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)	3,865	3,670,204
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(a)	4,355	4,129,411
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(a)	13,090	12,240,721
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(a)	10,884	9,639,741
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	12,325	11,450,664

Security	Par (000)	Value

Banks (continued)
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	$10,144	$8,988,091
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(a)	3,956	3,528,159
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	7,070	5,569,958
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(a)	14,370	11,352,013
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	12,979	12,188,838
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	9,409	7,587,982
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(a)	6,515	5,921,940
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	14,403	11,139,136
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)	8,125	6,662,581
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(a)	5,160	4,912,217
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	13,702	11,863,329
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	10,099	9,765,834
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(a)	5,360	3,640,244
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(a)(b)	3,280	2,797,578
3.13%, 07/27/26	10,072	9,596,199
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(a)	2,554	1,993,755
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	10,407	9,830,660
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(a)(b)	6,280	6,192,708
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	3,404	3,122,591
3.63%, 01/20/27	10,165	9,872,756
3.70%, 10/23/24	11,523	11,451,212
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	10,559	9,941,404
3.88%, 01/27/26	11,777	11,618,599
3.95%, 04/23/27	5,690	5,514,976
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	8,460	7,546,151
4.00%, 07/23/25	7,728	7,686,501
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(a)	3,270	3,183,476
4.30%, 01/27/45	7,044	6,295,998
4.35%, 09/08/26	9,554	9,444,416
4.38%, 01/22/47	8,990	8,183,777
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)(b)	9,868	9,610,149
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(a)	4,892	4,562,328
4.68%, 07/17/26 (Call 07/17/25)(a)	6,995	7,001,855
4.89%, 07/20/33 (Call 07/20/32)(a)	2,810	2,797,917
5.00%, 11/24/25	7,811	7,934,492
5.30%, 04/20/37 (Call 04/20/32)(a)	3,955	3,798,263

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	$6,070	$6,554,082
6.25%, 08/09/26	4,591	4,879,682
6.38%, 07/24/42(b)	8,017	9,176,900
7.25%, 04/01/32	6,459	7,637,186
Series F, 3.88%, 04/29/24	8,435	8,419,480
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	2,748	2,540,416
National Australia Bank Ltd./New York
2.50%, 07/12/26	5,766	5,418,426
3.38%, 01/14/26(b)	3,789	3,689,349
3.50%, 06/09/25	275	270,795
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)(b)	900	858,393
0.75%, 08/06/24(b)	4,675	4,364,019
3.75%, 06/09/25 (Call 06/09/24)(a)	1,810	1,783,122
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(a)(b)	2,680	2,099,030
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(a)
	6,547	6,285,120
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)
	6,957	6,752,464
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)	3,755	3,282,095
3.07%, 05/22/28 (Call 05/22/27)(a)	4,857	4,390,631
3.75%, 11/01/29 (Call 11/01/24)(a)	2,945	2,797,161
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	7,263	7,176,280
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)	2,409	2,248,898
4.80%, 04/05/26	6,693	6,655,787
5.52%, 09/30/28 (Call 09/30/27)(a)	2,000	2,001,900
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(b)	2,186	1,846,733
3.15%, 05/03/29 (Call 02/03/29)	3,397	3,175,312
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)(b)	2,306	2,149,169
3.65%, 08/03/28 (Call 05/03/28)(b)	465	452,822
3.95%, 10/30/25	4,296	4,278,988
4.00%, 05/10/27 (Call 04/10/27)	4,255	4,240,576
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	2,740	2,484,413
0.50%, 09/16/24	661	621,366
0.50%, 02/02/26	300	270,024
1.50%, 02/12/25	7,875	7,487,156
2.88%, 05/23/25	125	122,574
3.13%, 11/07/23	321	319,328
PNC Bank NA
2.70%, 10/22/29	3,072	2,677,524
2.95%, 02/23/25 (Call 01/24/25)	2,226	2,165,965
3.10%, 10/25/27 (Call 09/25/27)	4,043	3,843,074
3.25%, 06/01/25 (Call 05/02/25)(b)	3,467	3,393,118
3.25%, 01/22/28 (Call 12/23/27)	2,969	2,815,829
3.30%, 10/30/24 (Call 09/30/24)(b)	1,936	1,904,811
3.88%, 04/10/25 (Call 03/10/25)	3,061	3,024,146
4.05%, 07/26/28	3,569	3,447,119
4.20%, 11/01/25 (Call 10/02/25)	2,263	2,246,480
2.50%, 08/27/24 (Call 07/27/24)	3,713	3,610,261
PNC Financial Services Group Inc. (The) 1.15%, 08/13/26 (Call 07/13/26)	3,146	2,820,200

Security	Par (000)	Value

Banks (continued)
2.20%, 11/01/24 (Call 10/02/24)	$2,412	$2,331,801
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)(b)	3,238	2,721,086
2.55%, 01/22/30 (Call 10/24/29)	7,697	6,757,812
2.60%, 07/23/26 (Call 05/23/26)(b)	2,736	2,587,873
3.15%, 05/19/27 (Call 04/19/27)(b)	3,282	3,142,252
3.45%, 04/23/29 (Call 01/23/29)	4,975	4,709,633
3.50%, 01/23/24 (Call 12/23/23)	3,106	3,095,874
3.90%, 04/29/24 (Call 03/29/24)	3,785	3,785,492
Regions Bank/Birmingham AL, 6.45%, 06/26/37	1,595	1,777,643
Regions Financial Corp. 1.80%, 08/12/28 (Call 06/12/28)	3,280	2,823,982
2.25%, 05/18/25 (Call 04/18/25)(b)	3,180	3,028,696
7.38%, 12/10/37(b)	1,108	1,304,227
Royal Bank of Canada
0.43%, 01/19/24	1,810	1,727,917
0.50%, 10/26/23	1,330	1,282,559
0.65%, 07/29/24	4,788	4,495,740
0.75%, 10/07/24(b)	5,982	5,579,651
0.88%, 01/20/26	3,054	2,736,445
1.15%, 06/10/25(b)	3,781	3,485,439
1.15%, 07/14/26	4,827	4,303,222
1.20%, 04/27/26	5,160	4,638,737
1.40%, 11/02/26	5,035	4,479,639
1.60%, 01/21/25	1,275	1,203,689
2.05%, 01/21/27(b)	1,140	1,040,068
2.25%, 11/01/24	7,100	6,830,271
2.30%, 11/03/31	5,430	4,523,787
2.55%, 07/16/24	4,731	4,603,121
3.38%, 04/14/25	1,630	1,601,002
3.63%, 05/04/27(b)	1,745	1,683,768
3.70%, 10/05/23	7,028	7,027,157
3.88%, 05/04/32(b)	1,810	1,710,070
3.97%, 07/26/24	3,430	3,422,077
4.24%, 08/03/27	6,296	6,207,982
4.65%, 01/27/26	6,149	6,185,894
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(a)	2,440	2,121,678
3.24%, 10/05/26 (Call 08/05/26)	4,229	3,936,142
3.45%, 06/02/25 (Call 05/02/25)	3,749	3,585,206
3.50%, 06/07/24 (Call 05/07/24)	4,732	4,646,162
4.40%, 07/13/27 (Call 04/14/27)	4,233	4,076,083
4.50%, 07/17/25 (Call 04/17/25)	5,191	5,139,713
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(a)	1,420	1,329,006
1.53%, 08/21/26 (Call 08/21/25)(a)	4,354	3,890,865
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(a)	4,197	3,638,715
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(a)	1,780	1,559,814
2.90%, 03/15/32 (Call 03/15/31), (SOFR + 1.475%)(a)	1,395	1,123,868
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(a)	5,338	4,884,110
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(a)	2,186	2,174,764
Santander UK PLC, 4.00%, 03/13/24	3,587	3,583,377

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)	$971	$917,440
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(a)	2,825	2,544,619
1.75%, 02/06/26 (Call 02/06/25), (SOFR + 0.441%)(a)(b)	335	315,336
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(a)	2,100	1,924,524
2.20%, 03/03/31	430	357,807
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)(b)	2,684	2,591,402
2.40%, 01/24/30(b)	3,373	2,965,204
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(a)	1,580	1,345,939
2.65%, 05/19/26	3,236	3,113,809
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)	3,339	3,210,582
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(a)	1,596	1,450,365
3.30%, 12/16/24(b)	3,362	3,332,986
3.55%, 08/18/25	3,882	3,847,916
3.70%, 11/20/23	5,017	5,023,773
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	3,574	3,565,279
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	1,088	1,063,901
4.16%, 08/04/33	685	661,950
4.42%, 05/13/33 (Call 05/13/32)(a)(b)	330	325,525
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	2,120	2,082,497
3.65%, 07/23/25(b)	3,800	3,701,466
3.95%, 01/10/24	3,370	3,359,587
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	350	311,437
1.40%, 09/17/26(b)	5,665	4,998,286
1.47%, 07/08/25	1,464	1,347,246
1.71%, 01/12/31(b)	3,080	2,389,372
1.90%, 09/17/28	5,345	4,486,219
2.13%, 07/08/30	2,840	2,328,005
2.14%, 09/23/30	2,421	1,927,140
2.17%, 01/14/27	836	754,925
2.22%, 09/17/31(b)	2,720	2,197,026
2.30%, 01/12/41	650	440,018
2.35%, 01/15/25	1,644	1,565,680
2.45%, 09/27/24	2,951	2,829,094
2.47%, 01/14/29(b)	1,555	1,342,400
2.63%, 07/14/26	8,108	7,550,007
2.70%, 07/16/24	9,665	9,374,857
2.72%, 09/27/29	1,126	977,458
2.75%, 01/15/30	4,280	3,701,601
2.93%, 09/17/41	3,140	2,278,196
3.01%, 10/19/26	5,223	4,916,201
3.04%, 07/16/29	10,570	9,383,306
3.05%, 01/14/42(b)	2,085	1,575,134
3.20%, 09/17/29	1,581	1,396,118
3.35%, 10/18/27	3,164	2,971,344
3.36%, 07/12/27	2,606	2,459,595
3.45%, 01/11/27	2,757	2,626,566
3.54%, 01/17/28	3,846	3,642,431

Security	Par (000)	Value

Banks (continued)
3.78%, 03/09/26	$6,204	$6,055,476
3.94%, 10/16/23(b)	3,347	3,345,795
3.94%, 07/19/28	3,794	3,611,584
4.31%, 10/16/28(b)	3,437	3,347,810
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	1,695	1,504,007
1.80%, 02/02/31 (Call 11/02/30)	3,053	2,302,206
2.10%, 05/15/28 (Call 03/15/28)(b)	746	632,220
3.13%, 06/05/30 (Call 03/05/30)	2,769	2,370,236
3.50%, 01/29/25(b)	2,897	2,815,884
4.35%, 04/29/28 (Call 04/29/27)(a)	3,380	3,263,998
4.57%, 04/29/33 (Call 04/29/32)(a)(b)	2,790	2,599,415
Svenska Handelsbanken AB, 3.90%, 11/20/23(b)	5,079	5,083,825
Synchrony Bank
5.40%, 08/22/25	2,400	2,396,160
5.63%, 08/23/27	4,060	4,028,697
Synovus Financial Corp., 5.20%, 08/11/25	20	19,958
Toronto-Dominion Bank (The) 0.45%, 09/11/23	1,781	1,720,125
0.55%, 03/04/24	4,380	4,164,504
0.70%, 09/10/24	4,810	4,499,755
0.75%, 09/11/25	965	871,607
0.75%, 01/06/26	6,140	5,485,108
1.15%, 06/12/25	2,185	2,014,789
1.20%, 06/03/26(b)	6,025	5,388,157
1.25%, 12/13/24	3,158	2,967,162
1.25%, 09/10/26	6,008	5,335,705
1.35%, 10/31/26 (Call 10/31/22)	75	65,849
1.45%, 01/10/25(b)	4,300	4,062,941
1.95%, 01/12/27	3,775	3,420,112
2.00%, 09/10/31	4,013	3,255,426
2.35%, 03/08/24	4,465	4,359,403
2.45%, 01/12/32	2,965	2,472,543
2.65%, 06/12/24	4,585	4,477,207
2.80%, 03/10/27	3,870	3,629,441
3.20%, 03/10/32	3,715	3,300,889
3.25%, 03/11/24	5,991	5,924,979
3.63%, 09/15/31 (Call 09/15/26)(a)	6,042	5,739,960
3.77%, 06/06/25	4,060	4,011,808
4.11%, 06/08/27	3,585	3,548,469
4.46%, 06/08/32	1,530	1,500,884
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	2,148	2,013,900
2.15%, 12/06/24 (Call 11/05/24)	5,351	5,133,161
2.25%, 03/11/30 (Call 12/11/29)	3,355	2,801,861
2.64%, 09/17/29 (Call 09/17/24)(a)	3,645	3,452,945
3.20%, 04/01/24 (Call 03/01/24)	4,351	4,306,185
3.30%, 05/15/26 (Call 04/15/26)	4,814	4,629,239
3.63%, 09/16/25 (Call 08/16/25)	6,294	6,161,197
3.80%, 10/30/26 (Call 09/30/26)	2,026	1,977,842
4.05%, 11/03/25 (Call 09/03/25)(b)	2,800	2,795,352
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(b)	3,447	2,959,387
1.20%, 08/05/25 (Call 07/03/25)	2,654	2,438,575
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)	1,335	1,200,686
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(a)	4,170	3,577,151
1.95%, 06/05/30 (Call 03/05/30)	550	456,434
2.50%, 08/01/24 (Call 07/01/24)(b)	4,628	4,506,515

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.85%, 10/26/24 (Call 09/26/24)(b)	$4,509	$4,430,679
3.70%, 06/05/25 (Call 05/05/25)(b)	3,624	3,584,788
3.75%, 12/06/23 (Call 11/06/23)	4,953	4,960,330
3.88%, 03/19/29 (Call 02/16/29)(b)	2,961	2,801,195
4.00%, 05/01/25 (Call 03/01/25)(b)	2,867	2,859,316
4.12%, 06/06/28 (Call 06/06/27)(a)(b)	3,295	3,235,196
4.26%, 07/28/26 (Call 07/28/25)(a)	3,796	3,791,635
4.92%, 07/28/33 (Call 07/28/32)(a)	3,820	3,670,027
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,541	1,231,814
1.45%, 05/12/25 (Call 04/11/25)(b)	5,941	5,569,925
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(a)	3,040	2,778,560
2.40%, 07/30/24 (Call 06/28/24)	5,273	5,145,973
2.49%, 11/03/36 (Call 11/03/31)(a)	3,605	2,906,639
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(a)	2,020	1,738,008
3.00%, 07/30/29 (Call 04/30/29)	1,923	1,730,104
3.10%, 04/27/26 (Call 03/27/26)(b)	3,748	3,607,338
3.38%, 02/05/24 (Call 01/05/24)	5,018	4,993,964
3.60%, 09/11/24 (Call 08/11/24)	4,895	4,873,217
3.70%, 01/30/24 (Call 12/29/23)(b)	3,434	3,436,575
3.90%, 04/26/28 (Call 03/24/28)	4,374	4,298,548
3.95%, 11/17/25 (Call 10/17/25)(b)	2,526	2,528,526
4.55%, 07/22/28 (Call 07/22/27)(a)	5,325	5,342,626
4.97%, 07/22/33 (Call 07/22/32)(a)	5,310	5,263,006
Series V, 2.38%, 07/22/26 (Call 06/22/26)(b)	5,062	4,770,733
Series X, 3.15%, 04/27/27 (Call 03/27/27)(b)	4,752	4,575,463
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	2,503	2,397,999
2.80%, 01/27/25 (Call 12/27/24)(b)	4,807	4,685,719
Valley National Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (SOFR + 2.360%)(a)(b)	440	393,325
Wachovia Corp.
5.50%, 08/01/35	6,201	6,267,227
7.57%, 08/01/26(b)(e)	355	386,865
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)(b)	1,610	1,507,057
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(a)	4,137	3,881,209
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(a)	11,143	10,471,411
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(a)	8,001	7,487,896
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(a)	8,581	7,675,876
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(a)	11,025	10,530,639
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(a)	11,145	9,490,636
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(a)	12,921	11,330,037
3.00%, 02/19/25	9,467	9,214,610
3.00%, 04/22/26	12,505	11,893,631
3.00%, 10/23/26	13,543	12,778,091
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(a)	13,655	10,482,534
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(a)	10,293	9,693,844

Security	Par (000)	Value

Banks (continued)
3.30%, 09/09/24	$9,524	$9,411,236
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(a)	8,460	7,378,051
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(a)	8,540	8,064,664
3.55%, 09/29/25(b)	9,630	9,458,490
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)	13,624	12,848,658
3.75%, 01/24/24 (Call 12/22/23)	6,412	6,395,778
3.90%, 05/01/45	8,336	6,979,399
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(a)	8,905	8,722,626
4.10%, 06/03/26	8,367	8,215,641
4.15%, 01/24/29 (Call 10/24/28)	6,397	6,195,622
4.30%, 07/22/27	5,896	5,791,877
4.40%, 06/14/46	7,897	6,897,872
4.48%, 01/16/24	4,886	4,909,013
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(a)	7,104	6,835,966
4.54%, 08/15/26	2,780	2,760,651
4.61%, 04/25/53 (Call 04/25/52)(a)	10,120	9,330,944
4.65%, 11/04/44	7,943	7,187,144
4.75%, 12/07/46	7,180	6,552,324
4.81%, 07/25/28 (Call 07/25/27)(a)	5,465	5,436,090
4.90%, 07/25/33 (Call 07/25/32)(a)	12,815	12,627,132
4.90%, 11/17/45	7,503	6,957,982
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(a)	16,346	16,139,387
5.38%, 02/07/35(b)	645	661,976
5.38%, 11/02/43	5,058	5,042,421
5.61%, 01/15/44	9,173	9,276,655
5.95%, 12/01/86	1,730	1,742,093
Series B, 7.95%, 11/15/29(b)	279	321,015
Wells Fargo Bank N.A.
5.85%, 02/01/37	2,166	2,296,003
5.95%, 08/26/36	2,342	2,484,885
6.60%, 01/15/38	2,905	3,345,834
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(a)	1,620	1,432,355
Westpac Banking Corp.
1.02%, 11/18/24	3,365	3,173,767
1.15%, 06/03/26	5,645	5,062,775
1.95%, 11/20/28	4,905	4,268,478
2.15%, 06/03/31(b)	5,385	4,537,563
2.35%, 02/19/25(b)	4,422	4,252,903
2.65%, 01/16/30(b)	4,374	3,898,109
2.67%, 11/15/35 (Call 11/15/30)(a)	854	675,181
2.70%, 08/19/26	3,951	3,737,251
2.85%, 05/13/26(b)	5,795	5,534,167
2.89%, 02/04/30 (Call 02/04/25)(a)	5,723	5,381,108
2.96%, 11/16/40	2,346	1,671,619
3.02%, 11/18/36 (Call 11/18/31)(a)	3,565	2,840,449
3.13%, 11/18/41	2,159	1,560,223
3.30%, 02/26/24(b)	5,669	5,644,453
3.35%, 03/08/27	3,905	3,768,091
3.40%, 01/25/28(b)	4,275	4,087,498
3.74%, 08/26/25	50	49,533
4.11%, 07/24/34 (Call 07/24/29)(a)	6,621	5,970,288
4.32%, 11/23/31 (Call 11/23/26)(a)	5,128	4,879,087
4.42%, 07/24/39	4,527	3,989,871

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.41%, 08/10/33	$1,000	$967,800
Wintrust Financial Corp., 4.85%, 06/06/29	480	467,261
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	1,538	1,306,223

		4,546,631,162

Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.

3.65%, 02/01/26 (Call 11/01/25)	12,924	12,711,012
4.70%, 02/01/36 (Call 08/01/35)	18,657	17,972,848
4.90%, 02/01/46 (Call 08/01/45)	30,596	29,052,126
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(b)	2,320	1,938,198
4.63%, 02/01/44	3,533	3,234,179
4.70%, 02/01/36 (Call 08/01/35)(b)	3,281	3,171,546
4.90%, 02/01/46 (Call 08/01/45)(b)	4,434	4,150,845
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	2,066	1,944,788
3.75%, 07/15/42	3,494	2,887,896
4.00%, 04/13/28 (Call 01/13/28)	9,529	9,411,698
4.35%, 06/01/40 (Call 12/01/39)(b)	3,669	3,338,166
4.38%, 04/15/38 (Call 10/15/37)	3,653	3,388,523
4.44%, 10/06/48 (Call 04/06/48)	6,167	5,492,515
4.50%, 06/01/50 (Call 12/01/49)(b)	6,846	6,210,760
4.60%, 04/15/48 (Call 10/15/47)(b)	5,481	4,984,312
4.60%, 06/01/60 (Call 12/01/59)	2,048	1,826,263
4.75%, 01/23/29 (Call 10/23/28)	12,842	13,101,280
4.75%, 04/15/58 (Call 10/15/57)	5,722	5,226,532
4.90%, 01/23/31 (Call 10/23/30)	2,694	2,770,941
4.95%, 01/15/42(b)	4,682	4,560,643
5.45%, 01/23/39 (Call 07/23/38)	7,525	7,721,101
5.55%, 01/23/49 (Call 07/23/48)	14,120	14,674,492
5.80%, 01/23/59 (Call 07/23/58)	7,421	7,922,882
5.88%, 06/15/35	620	659,209
8.00%, 11/15/39	2,555	3,262,301
8.20%, 01/15/39	4,526	5,865,062
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)(b)	205	202,743
4.00%, 04/15/38 (Call 10/15/37)	741	670,850
4.50%, 07/15/45 (Call 01/15/45)	1,490	1,391,735
Coca-Cola Co. (The)
1.00%, 03/15/28(b)	1,654	1,428,014
1.38%, 03/15/31	1,545	1,258,789
1.45%, 06/01/27	1,512	1,368,163
1.50%, 03/05/28(b)	1,895	1,693,637
1.65%, 06/01/30	3,974	3,354,811
1.75%, 09/06/24(b)	4,653	4,511,968
2.00%, 03/05/31	2,224	1,904,923
2.13%, 09/06/29	5,058	4,507,538
2.25%, 01/05/32	8,460	7,354,786
2.50%, 06/01/40(b)	2,818	2,185,669
2.50%, 03/15/51	4,750	3,379,387
2.60%, 06/01/50	4,964	3,651,965
2.75%, 06/01/60	3,881	2,768,278
2.88%, 05/05/41	5,720	4,654,478
2.90%, 05/25/27(b)	3,273	3,158,903
3.00%, 03/05/51(b)	2,505	1,962,968
3.38%, 03/25/27	2,117	2,092,019
3.45%, 03/25/30	5,623	5,416,861
4.20%, 03/25/50	843	820,804

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	$3,222	$3,163,585
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(b)	1,830	1,436,459
2.75%, 01/22/30 (Call 10/22/29)(b)	2,438	2,194,493
5.25%, 11/26/43	2,803	2,825,340
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(b)	350	284,963
2.88%, 05/01/30 (Call 02/01/30)	1,465	1,272,924
3.15%, 08/01/29 (Call 05/01/29)	3,827	3,441,353
3.50%, 05/09/27 (Call 02/09/27)	1,980	1,893,454
3.60%, 05/09/24	1,820	1,805,695
3.60%, 02/15/28 (Call 11/15/27)(b)	1,550	1,472,640
3.70%, 12/06/26 (Call 09/06/26)	2,430	2,353,771
3.75%, 05/01/50 (Call 11/01/49)	2,085	1,659,785
4.10%, 02/15/48 (Call 08/15/47)(b)	1,531	1,284,417
4.35%, 05/09/27 (Call 04/09/27)(b)	1,925	1,911,082
4.40%, 11/15/25 (Call 09/15/25)(b)	2,114	2,118,545
4.50%, 05/09/47 (Call 11/09/46)(b)	2,320	2,060,531
4.65%, 11/15/28 (Call 08/15/28)(b)	2,492	2,474,581
4.75%, 11/15/24	3,028	3,066,001
4.75%, 12/01/25(b)	1,887	1,913,871
4.75%, 05/09/32 (Call 02/09/32)(b)	375	369,435
5.25%, 11/15/48 (Call 05/15/48)	2,475	2,420,723
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	3,016	2,795,530
2.00%, 04/29/30 (Call 01/29/30)	3,926	3,361,559
2.13%, 10/24/24 (Call 09/24/24)	4,020	3,878,456
2.13%, 04/29/32 (Call 01/29/32)(b)	4,275	3,554,406
2.38%, 10/24/29 (Call 07/24/29)	2,010	1,782,770
3.50%, 09/18/23 (Call 08/18/23)(b)	1,787	1,781,675
3.88%, 05/18/28 (Call 02/18/28)	1,426	1,417,173
3.88%, 04/29/43 (Call 10/29/42)	2,117	1,876,297
5.88%, 09/30/36	2,459	2,739,449
Diageo Investment Corp.
4.25%, 05/11/42	722	673,583
7.45%, 04/15/35(b)	1,985	2,507,412
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	9,157	7,077,537
4.38%, 05/10/43	801	702,333
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 10/03/22)	3,929	3,736,479
2.25%, 03/15/31 (Call 12/15/30)	2,938	2,417,416
2.55%, 09/15/26 (Call 06/15/26)(b)	1,948	1,821,458
3.13%, 12/15/23 (Call 10/15/23)	3,464	3,430,572
3.20%, 05/01/30 (Call 02/01/30)	1,034	928,418
3.35%, 03/15/51 (Call 09/15/50)	2,460	1,793,291
3.40%, 11/15/25 (Call 08/15/25)(b)	3,204	3,129,475
3.43%, 06/15/27 (Call 03/15/27)(b)	2,288	2,187,076
3.80%, 05/01/50 (Call 11/01/49)	1,625	1,265,729
3.95%, 04/15/29 (Call 02/15/29)	3,445	3,278,193
4.05%, 04/15/32 (Call 01/15/32)(b)	2,545	2,373,289
4.42%, 05/25/25 (Call 03/25/25)	850	852,771
4.42%, 12/15/46 (Call 06/15/46)	1,524	1,330,162
4.50%, 11/15/45 (Call 05/15/45)(b)	3,035	2,682,910
4.50%, 04/15/52 (Call 10/15/51)	1,050	913,595
4.60%, 05/25/28 (Call 02/25/28)	100	100,361
5.09%, 05/25/48 (Call 11/25/47)	50	48,157
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	3,881	3,638,748

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.20%, 07/15/46 (Call 01/15/46)	$6,407	$5,254,893
5.00%, 05/01/42	4,107	3,787,147
PepsiCo Inc.
0.40%, 10/07/23	3,126	3,018,903
1.40%, 02/25/31 (Call 11/25/30)	2,780	2,271,760
1.63%, 05/01/30 (Call 02/01/30)	5,453	4,602,387
1.95%, 10/21/31 (Call 07/21/31)(b)	5,375	4,551,496
2.25%, 03/19/25 (Call 02/19/25)	6,436	6,207,651
2.38%, 10/06/26 (Call 07/06/26)	4,469	4,241,036
2.63%, 03/19/27 (Call 01/19/27)	2,503	2,375,472
2.63%, 07/29/29 (Call 04/29/29)	5,608	5,137,713
2.63%, 10/21/41 (Call 04/21/41)	3,900	3,060,603
2.75%, 04/30/25 (Call 01/30/25)(b)	1,876	1,829,757
2.75%, 03/19/30 (Call 12/19/29)	6,713	6,145,751
2.75%, 10/21/51 (Call 04/21/51)	3,300	2,498,100
2.85%, 02/24/26 (Call 11/24/25)(b)	3,030	2,950,917
2.88%, 10/15/49 (Call 04/15/49)	3,382	2,639,076
3.00%, 10/15/27 (Call 07/15/27)(b)	5,331	5,151,185
3.38%, 07/29/49 (Call 01/29/49)	2,010	1,698,269
3.45%, 10/06/46 (Call 04/06/46)	3,479	3,031,044
3.50%, 07/17/25 (Call 04/17/25)(b)	3,471	3,454,166
3.60%, 03/01/24 (Call 12/01/23)(b)	4,702	4,704,586
3.60%, 02/18/28 (Call 01/18/28)	2,930	2,875,297
3.60%, 08/13/42(b)	460	406,626
3.63%, 03/19/50 (Call 09/19/49)	3,349	2,992,800
3.88%, 03/19/60 (Call 09/19/59)	230	217,826
3.90%, 07/18/32 (Call 04/18/32)	6,095	5,970,418
4.00%, 03/05/42(b)	740	696,266
4.00%, 05/02/47 (Call 11/02/46)(b)	1,035	974,059
4.20%, 07/18/52 (Call 01/18/52)	1,155	1,131,484
4.25%, 10/22/44 (Call 04/22/44)	100	94,876
4.45%, 04/14/46 (Call 10/14/45)	900	909,621
4.88%, 11/01/40	515	535,842
7.00%, 03/01/29	2,135	2,492,527

		446,628,889

Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)(b)	7,390	6,385,847
1.90%, 02/21/25 (Call 01/21/25)	2,038	1,940,787
2.00%, 01/15/32 (Call 10/15/31)	5,215	4,238,283
2.20%, 02/21/27 (Call 12/21/26)	2,257	2,075,131
2.30%, 02/25/31 (Call 11/25/30)(b)	6,921	5,862,156
2.45%, 02/21/30 (Call 11/21/29)	2,052	1,796,526
2.60%, 08/19/26 (Call 05/19/26)(b)	5,394	5,107,363
2.77%, 09/01/53 (Call 03/01/53)	5,759	3,825,358
2.80%, 08/15/41 (Call 02/15/41)	5,850	4,390,483
3.00%, 02/22/29 (Call 12/22/28)(b)	510	468,950
3.00%, 01/15/52 (Call 07/15/51)	8,065	5,683,647
3.13%, 05/01/25 (Call 02/01/25)(b)	5,277	5,171,143
3.15%, 02/21/40 (Call 08/21/39)	6,107	4,833,263
3.20%, 11/02/27 (Call 08/02/27)(b)	2,597	2,483,511
3.35%, 02/22/32 (Call 11/22/31)(b)	2,536	2,297,210
3.38%, 02/21/50 (Call 08/21/49)	6,015	4,563,520
3.63%, 05/22/24 (Call 02/22/24)(b)	6,525	6,498,182
4.05%, 08/18/29	5,005	4,869,014
4.20%, 03/01/33	4,820	4,655,831
4.20%, 02/22/52 (Call 08/22/51)	1,610	1,403,389
4.40%, 05/01/45 (Call 11/01/44)	9,279	8,353,049
4.40%, 02/22/62 (Call 08/22/61)	2,220	1,925,206
4.56%, 06/15/48 (Call 12/15/47)	7,509	6,937,415

Security	Par (000)	Value

Biotechnology (continued)
4.66%, 06/15/51 (Call 12/15/50)(b)	$8,890	$8,336,420
4.88%, 03/01/53	2,105	2,042,376
4.95%, 10/01/41	3,712	3,607,693
5.15%, 11/15/41 (Call 05/15/41)	1,825	1,806,239
5.65%, 06/15/42 (Call 12/15/41)(b)	470	495,540
6.38%, 06/01/37	275	316,651
6.40%, 02/01/39	290	324,542
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)(b)	2,198	2,181,647
5.25%, 06/23/45 (Call 12/23/44)	1,988	1,968,438
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	5,875	4,812,624
3.15%, 05/01/50 (Call 11/01/49)	7,031	4,785,580
3.25%, 02/15/51 (Call 08/15/50)(b)	5,326	3,715,471
4.05%, 09/15/25 (Call 06/15/25)	5,054	5,030,650
5.20%, 09/15/45 (Call 03/15/45)	447	429,111
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	690	651,436
3.70%, 03/15/32 (Call 12/15/31)	1,960	1,750,594
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/12/22)	2,323	2,247,270
1.20%, 10/01/27 (Call 08/01/27)	3,402	2,933,306
1.65%, 10/01/30 (Call 07/01/30)	3,662	2,979,916
2.50%, 09/01/23 (Call 07/01/23)	2,795	2,759,364
2.60%, 10/01/40 (Call 04/01/40)	3,941	2,859,590
2.80%, 10/01/50 (Call 04/01/50)	5,150	3,535,526
2.95%, 03/01/27 (Call 12/01/26)	3,380	3,203,226
3.50%, 02/01/25 (Call 11/01/24)	1,966	1,939,498
3.65%, 03/01/26 (Call 12/01/25)	5,313	5,217,897
3.70%, 04/01/24 (Call 01/01/24)	7,519	7,501,255
4.00%, 09/01/36 (Call 03/01/36)	2,668	2,433,990
4.15%, 03/01/47 (Call 09/01/46)	7,120	6,199,242
4.50%, 02/01/45 (Call 08/01/44)	5,215	4,742,730
4.60%, 09/01/35 (Call 03/01/35)	4,368	4,273,870
4.75%, 03/01/46 (Call 09/01/45)	8,563	8,185,800
4.80%, 04/01/44 (Call 10/01/43)	2,851	2,702,121
5.65%, 12/01/41 (Call 06/01/41)	2,537	2,680,366
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	4,520	3,677,743
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)(b)	5,597	4,450,511
2.80%, 09/15/50 (Call 03/15/50)	2,198	1,478,177
Royalty Pharma PLC
0.75%, 09/02/23	790	761,702
1.20%, 09/02/25 (Call 08/02/25)	1,836	1,669,053
1.75%, 09/02/27 (Call 07/02/27)	2,586	2,248,786
2.15%, 09/02/31 (Call 06/02/31)	1,775	1,399,197
2.20%, 09/02/30 (Call 06/02/30)	1,824	1,478,480
3.30%, 09/02/40 (Call 03/02/40)	1,657	1,238,127
3.35%, 09/02/51 (Call 03/02/51)	2,850	1,907,305
3.55%, 09/02/50 (Call 03/02/50)	4,277	2,947,922

		227,672,246

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	676	642,781
2.49%, 02/15/27 (Call 12/15/26)	743	683,605
2.70%, 02/15/31 (Call 11/15/30)	2,805	2,390,701
2.72%, 02/15/30 (Call 11/15/29)	6,358	5,498,971
3.38%, 04/05/40 (Call 10/05/39)	6,005	4,740,407
3.58%, 04/05/50 (Call 10/05/49)(b)	5,436	4,142,667
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	1,775	1,388,529

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	$2,997	$2,616,021
4.00%, 09/21/23 (Call 08/21/23)	2,802	2,795,499
4.00%, 06/15/25 (Call 03/15/25)(b)	770	757,287
4.00%, 03/25/32 (Call 12/25/31)(b)	1,855	1,643,882
4.50%, 03/25/52 (Call 09/25/51)(b)	2,060	1,568,072
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	448	443,274
3.90%, 02/14/26 (Call 11/14/25)(b)	991	978,791
4.50%, 02/15/47 (Call 08/15/46)(b)	2,892	2,521,072
4.63%, 07/02/44 (Call 01/02/44)	2,370	2,090,790
4.95%, 07/02/64 (Call 01/02/64)(e)	1,730	1,503,768
5.13%, 09/14/45 (Call 03/14/45)	520	496,220
6.00%, 01/15/36(b)	509	545,073
Johnson Controls International PLC/Tyco Fire & Security Finance SCA

1.75%, 09/15/30 (Call 06/15/30)(b)	2,460	2,012,083
2.00%, 09/16/31 (Call 06/16/31)(b)	2,685	2,156,673
Lafarge SA, 7.13%, 07/15/36	850	953,182
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	1,335	1,212,514
1.70%, 08/01/27 (Call 06/01/27)(b)	948	824,722
3.00%, 11/15/23 (Call 09/15/23)(b)	1,868	1,838,841
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(b)	945	777,735
3.20%, 07/15/51 (Call 01/15/51)	1,380	968,553
3.45%, 06/01/27 (Call 03/01/27)	1,113	1,057,606
3.50%, 12/15/27 (Call 09/15/27)(b)	2,984	2,852,525
4.25%, 07/02/24 (Call 04/02/24)(b)	550	548,636
4.25%, 12/15/47 (Call 06/15/47)	2,855	2,393,889
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	2,771	2,336,951
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	2,292	1,930,987
2.00%, 10/01/30 (Call 07/01/30)	1,609	1,275,744
2.00%, 02/15/31 (Call 11/15/30)(b)	785	626,422
3.13%, 02/15/51 (Call 08/15/50)	1,410	941,372
3.50%, 11/15/27 (Call 08/15/27)	1,823	1,698,690
4.50%, 05/15/47 (Call 11/15/46)(b)	2,075	1,758,977
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(b)	1,700	1,513,289
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	2,568	2,446,251
3.88%, 06/01/30 (Call 03/01/30)	1,625	1,479,757
3.95%, 08/15/29 (Call 05/15/29)(b)	2,178	2,042,158
4.20%, 12/01/24 (Call 09/01/24)	1,289	1,287,131
4.30%, 07/15/47 (Call 01/15/47)(b)	2,576	2,102,351
4.40%, 01/30/48 (Call 07/30/47)	1,629	1,336,399
7.00%, 12/01/36	1,310	1,415,573
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	3,845	3,474,342
3.90%, 04/01/27 (Call 01/01/27)(b)	801	785,757
4.50%, 04/01/25 (Call 01/01/25)(b)	1,582	1,585,607
4.50%, 06/15/47 (Call 12/15/46)	3,059	2,708,561
4.70%, 03/01/48 (Call 09/01/47)(b)	1,593	1,449,503

		89,240,191

Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	3,226	3,004,406
1.85%, 05/15/27 (Call 03/15/27)(b)	4,755	4,333,327
2.05%, 05/15/30 (Call 02/15/30)	3,037	2,621,690

Security	Par (000)	Value

Chemicals (continued)
2.70%, 05/15/40 (Call 11/15/39)	$1,771	$1,395,229
2.80%, 05/15/50 (Call 11/15/49)	3,672	2,732,813
3.35%, 07/31/24 (Call 04/30/24)(b)	1,809	1,799,014
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	185	183,727
5.05%, 06/01/32 (Call 03/01/32)	75	73,263
5.45%, 12/01/44 (Call 06/01/44)(b)	650	625,138
5.65%, 06/01/52 (Call 12/01/51)	75	73,684
Cabot Corp., 5.00%, 06/30/32 (Call 03/30/32)(b)	1,700	1,628,005
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	1,895	1,593,316
3.50%, 05/08/24 (Call 04/08/24)	2,423	2,359,299
5.90%, 07/05/24	2,355	2,373,958
6.05%, 03/15/25	5,200	5,214,300
6.17%, 07/15/27 (Call 06/15/27)	7,395	7,406,240
6.33%, 07/15/29 (Call 05/15/29)	5,745	5,710,645
6.38%, 07/15/32 (Call 04/15/32)(b)	3,050	3,029,504
CF Industries Inc.
4.95%, 06/01/43	2,720	2,420,229
5.15%, 03/15/34	2,691	2,596,331
5.38%, 03/15/44	2,565	2,402,815
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(b)	756	618,605
3.60%, 11/15/50 (Call 05/15/50)(b)	1,346	1,029,609
4.25%, 10/01/34 (Call 04/01/34)(b)	3,402	3,152,259
4.38%, 11/15/42 (Call 05/15/42)	4,647	4,068,077
4.63%, 10/01/44 (Call 04/01/44)	2,770	2,476,214
4.80%, 11/30/28 (Call 08/30/28)	2,582	2,597,802
4.80%, 05/15/49 (Call 11/15/48)	2,550	2,319,327
5.25%, 11/15/41 (Call 05/15/41)(b)	3,621	3,559,371
5.55%, 11/30/48 (Call 05/30/48)	2,828	2,858,712
7.38%, 11/01/29	2,669	3,071,459
9.40%, 05/15/39	1,782	2,462,350
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	9,502	9,525,375
4.49%, 11/15/25 (Call 09/15/25)	8,403	8,470,896
4.73%, 11/15/28 (Call 08/15/28)	7,942	8,020,546
5.32%, 11/15/38 (Call 05/15/38)	5,015	4,997,347
5.42%, 11/15/48 (Call 05/15/48)(b)	6,349	6,247,797
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	4,969	4,892,527
4.50%, 12/01/28 (Call 09/01/28)(b)	758	740,414
4.65%, 10/15/44 (Call 04/15/44)	3,181	2,777,331
4.80%, 09/01/42 (Call 03/01/42)	1,882	1,646,750
Ecolab Inc.
0.90%, 12/15/23 (Call 12/15/22)	520	503,095
1.30%, 01/30/31 (Call 10/30/30)	5,060	4,046,381
1.65%, 02/01/27 (Call 01/01/27)(b)	195	177,587
2.13%, 02/01/32 (Call 11/01/31)(b)	2,910	2,446,786
2.13%, 08/15/50 (Call 02/15/50)(b)	1,068	683,114
2.70%, 11/01/26 (Call 08/01/26)(b)	3,379	3,247,895
2.70%, 12/15/51 (Call 06/15/51)	1,900	1,347,898
2.75%, 08/18/55 (Call 02/18/55)	5,669	3,998,402
3.25%, 12/01/27 (Call 09/01/27)(b)	1,390	1,347,424
3.95%, 12/01/47 (Call 06/01/47)(b)	610	554,521
4.80%, 03/24/30 (Call 12/24/29)	1,628	1,677,556
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	5,090	4,784,244
2.30%, 07/15/30 (Call 04/15/30)	3,147	2,720,833

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	$1,883	$1,783,691
3.45%, 10/01/29 (Call 07/01/29)(b)	1,446	1,295,197
4.10%, 02/01/24 (Call 11/01/23)(b)	2,183	2,174,006
4.50%, 10/01/49 (Call 04/01/49)	1,875	1,579,462
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	2,340	1,869,754
4.50%, 05/01/29 (Call 02/01/29)	3,305	3,043,508
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	2,540	2,143,912
4.45%, 09/26/28 (Call 06/26/28)	1,405	1,364,353
5.00%, 09/26/48 (Call 03/26/48)	2,217	2,052,055
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	4,467	3,577,263
2.00%, 08/10/50 (Call 02/10/50)	1,730	1,080,748
2.65%, 02/05/25 (Call 11/05/24)	4,660	4,535,159
3.20%, 01/30/26 (Call 10/30/25)(b)	2,799	2,744,140
3.55%, 11/07/42 (Call 05/07/42)(b)	1,827	1,572,535
Lubrizol Corp. (The), 6.50%, 10/01/34(b)	212	248,379
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	3,730	3,382,923
5.25%, 07/15/43	464	433,195
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)(b)	1,785	1,614,068
2.25%, 10/01/30 (Call 07/01/30)(b)	1,646	1,349,918
3.38%, 10/01/40 (Call 04/01/40)	2,508	1,910,093
3.63%, 04/01/51 (Call 10/01/50)	5,201	3,858,310
3.80%, 10/01/60 (Call 04/01/60)	3,526	2,506,069
4.20%, 10/15/49 (Call 04/15/49)	2,428	1,951,481
4.20%, 05/01/50 (Call 11/01/49)	3,802	3,080,532
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)(b)	3,702	3,118,565
5.75%, 04/15/24 (Call 01/15/24)	2,117	2,160,716
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	1,160	1,126,488
4.25%, 11/15/23 (Call 08/15/23)	1,798	1,800,194
4.88%, 11/15/41 (Call 05/15/41)	1,090	959,320
5.45%, 11/15/33 (Call 05/15/33)	1,517	1,543,077
5.63%, 11/15/43 (Call 05/15/43)	923	913,189
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	1,676	1,349,063
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	1,099	973,197
3.00%, 04/01/25 (Call 01/01/25)(b)	2,165	2,100,591
3.95%, 05/13/50 (Call 11/13/49)	1,345	1,146,465
4.00%, 12/15/26 (Call 09/15/26)	1,564	1,537,944
4.13%, 03/15/35 (Call 09/15/34)	3,060	2,786,987
4.20%, 04/01/29 (Call 01/01/29)	2,695	2,616,549
4.90%, 06/01/43 (Call 12/01/42)	2,419	2,318,104
5.00%, 04/01/49 (Call 10/01/48)	2,514	2,483,405
5.25%, 01/15/45 (Call 07/15/44)	1,407	1,375,835
5.63%, 12/01/40	951	980,452
5.88%, 12/01/36	1,979	2,115,175
6.13%, 01/15/41 (Call 07/15/40)	135	146,270
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	4,480	4,013,274
2.40%, 08/15/24 (Call 07/15/24)(b)	1,417	1,374,334
2.55%, 06/15/30 (Call 03/15/30)(b)	1,117	976,068
2.80%, 08/15/29 (Call 05/15/29)	1,665	1,498,816
3.75%, 03/15/28 (Call 12/15/27)	4,086	3,958,026
Rohm & Haas Co., 7.85%, 07/15/29	2,154	2,514,924

Security	Par (000)	Value

Chemicals (continued)
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	$1,680	$1,367,503
3.75%, 03/15/27 (Call 12/15/26)(b)	2,705	2,577,189
4.25%, 01/15/48 (Call 07/15/47)	951	759,459
4.55%, 03/01/29 (Call 12/01/28)(b)	1,592	1,524,101
5.25%, 06/01/45 (Call 12/01/44)	1,410	1,297,129
Sherwin-Williams Co.
4.05%, 08/08/24	15	14,982
4.25%, 08/08/25	900	899,199
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	1,972	1,599,824
2.30%, 05/15/30 (Call 02/15/30)	2,138	1,802,826
2.90%, 03/15/52 (Call 09/15/51)	1,975	1,314,777
2.95%, 08/15/29 (Call 05/15/29)	2,787	2,503,088
3.13%, 06/01/24 (Call 04/01/24)(b)	2,122	2,090,128
3.30%, 05/15/50 (Call 11/15/49)(b)	1,980	1,452,231
3.45%, 08/01/25 (Call 05/01/25)	2,345	2,294,582
3.45%, 06/01/27 (Call 03/01/27)	5,495	5,259,759
3.80%, 08/15/49 (Call 02/15/49)	2,085	1,660,682
3.95%, 01/15/26 (Call 10/15/25)	2,226	2,201,714
4.00%, 12/15/42 (Call 06/15/42)	1,090	886,868
4.50%, 06/01/47 (Call 12/01/46)	4,293	3,830,043
4.55%, 08/01/45 (Call 02/01/45)	557	487,158
Westlake Corp.
0.88%, 08/15/24 (Call 10/03/22)	720	680,508
2.88%, 08/15/41 (Call 02/15/41)	393	277,552
3.13%, 08/15/51 (Call 02/15/51)(b)	2,355	1,619,675
3.38%, 06/15/30 (Call 03/15/30)	1,535	1,377,217
3.38%, 08/15/61 (Call 02/15/61)	2,470	1,632,621
3.60%, 08/15/26 (Call 05/15/26)	4,609	4,454,967
4.38%, 11/15/47 (Call 05/15/47)	480	409,738
5.00%, 08/15/46 (Call 02/15/46)	3,590	3,355,034

		305,313,770

Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49.	1,735	1,456,879
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	6,022	4,925,334
1.70%, 05/15/28 (Call 03/15/28)	3,065	2,744,186
3.38%, 09/15/25 (Call 06/15/25)	4,256	4,214,844
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	2,783	2,416,618
3.88%, 08/15/30 (Call 05/15/30)	1,388	1,259,929
5.25%, 10/01/25 (Call 07/01/25)	1,034	1,044,991
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)(b)
	1,850	1,448,198
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	1,680	1,183,997
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	569	407,723
4.32%, 08/01/45	592	570,581
4.70%, 11/01/2111	1,594	1,476,857
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/21)	1,103	1,100,022
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)(b)	1,405	1,382,014
3.70%, 04/01/27 (Call 01/01/27)	4,937	4,867,536
4.00%, 05/01/32 (Call 02/01/32)	2,075	2,029,516

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/21)	$320	$224,384
Duke University
Series 2020, 2.68%, 10/01/44	766	605,921
Series 2020, 2.76%, 10/01/50(b)	1,228	920,975
Series 2020, 2.83%, 10/01/55	2,235	1,674,060
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(b)	218	188,825
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)(b)	2,103	1,625,325
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	2,310	1,862,160
2.60%, 12/01/24 (Call 11/01/24)	4,299	4,154,382
2.60%, 12/15/25 (Call 11/15/25)	1,567	1,467,684
3.10%, 05/15/30 (Call 02/15/30)	2,521	2,200,430
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	910	632,896
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	2,507	1,689,242
George Washington University (The) 4.87%, 09/15/45	1,500	1,503,210
Series 2014, 4.30%, 09/15/44	560	507,718
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	3,146	2,854,586
Georgetown University (The) Series 20A, 2.94%, 04/01/50	1,199	854,383
Series A, 5.22%, 10/01/2118 (Call 04/01/18)	811	767,328
Series B, 4.32%, 04/01/49 (Call 10/01/48)	1,203	1,088,029
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,712	1,510,412
1.50%, 11/15/24 (Call 10/15/24)(b)	810	757,585
2.15%, 01/15/27 (Call 12/15/26)	3,112	2,760,188
2.65%, 02/15/25 (Call 01/15/25)	2,448	2,331,157
2.90%, 05/15/30 (Call 02/15/30)	2,724	2,285,817
2.90%, 11/15/31 (Call 08/15/31)	2,514	2,037,446
3.20%, 08/15/29 (Call 05/15/29)	4,517	3,948,129
4.15%, 08/15/49 (Call 02/15/49)(b)	1,439	1,099,007
4.45%, 06/01/28 (Call 03/01/28)(b)	2,745	2,637,725
4.80%, 04/01/26 (Call 01/01/26)	4,342	4,307,959
4.95%, 08/15/27	630	624,525
5.30%, 08/15/29	1,865	1,845,455
5.40%, 08/15/32	1,375	1,347,541
5.95%, 08/15/52	1,180	1,144,163
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	7,755	6,558,093
2.65%, 07/15/31 (Call 04/15/31)	3,187	2,437,513
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	728	662,531
Johns Hopkins University Series 2013, 4.08%, 07/01/53	1,708	1,610,934
Series A, 2.81%, 01/01/60 (Call 07/01/59)	925	654,132
Leland Stanford Junior University (The) 1.29%, 06/01/27 (Call 04/01/27)	620	550,417
2.41%, 06/01/50 (Call 12/01/49)	1,475	1,043,651
3.65%, 05/01/48 (Call 11/01/47)	2,666	2,442,616
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	1,013	818,362
3.89%, 07/01/2116	473	379,549
3.96%, 07/01/38	629	607,029
4.68%, 07/01/2114(b)	2,373	2,313,485
5.60%, 07/01/2111(b)	2,980	3,484,752
Series F, 2.99%, 07/01/50 (Call 01/01/50)	2,096	1,682,774
Series G, 2.29%, 07/01/51 (Call 01/01/51)(b)	1,344	923,745

Security	Par (000)	Value

Commercial Services (continued)
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(b)	$2,772	$2,237,004
2.55%, 08/18/60 (Call 02/18/60)	2,277	1,390,222
2.75%, 08/19/41 (Call 02/19/41)	1,960	1,434,720
3.10%, 11/29/61 (Call 05/29/61)	2,230	1,533,950
3.25%, 01/15/28 (Call 10/15/27)	1,929	1,818,275
3.25%, 05/20/50 (Call 11/20/49)	1,543	1,149,952
3.75%, 03/24/25 (Call 02/24/25)(b)	770	761,723
3.75%, 02/25/52 (Call 08/25/51)	955	780,235
4.25%, 02/01/29 (Call 11/01/28)	2,111	2,084,676
4.88%, 02/15/24 (Call 11/15/23)(b)	2,494	2,520,337
4.88%, 12/17/48 (Call 06/17/48)	2,755	2,675,243
5.25%, 07/15/44(b)	1,126	1,137,091
Northeastern University, Series 2020, 2.89%, 10/01/50 .	1,411	1,017,162
Northwestern University 4.64%, 12/01/44	920	939,182
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	1,034	903,830
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	1,564	1,171,483
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	4,759	4,483,121
2.30%, 06/01/30 (Call 03/01/30)(b)	3,379	2,906,312
2.40%, 10/01/24 (Call 09/01/24)	5,145	5,007,989
2.65%, 10/01/26 (Call 08/01/26)	4,076	3,868,572
2.85%, 10/01/29 (Call 07/01/29)	4,719	4,273,385
3.25%, 06/01/50 (Call 12/01/49)(b)	4,062	3,069,532
4.40%, 06/01/32 (Call 03/01/32)	2,935	2,890,711
5.05%, 06/01/52 (Call 12/01/51)(b)	2,785	2,729,662
5.25%, 06/01/62 (Call 12/01/61)	2,620	2,593,721
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	1,714	1,251,134
3.15%, 07/15/46 (Call 01/15/46)	1,035	872,195
3.30%, 07/15/56 (Call 01/15/56)	1,936	1,597,510
3.75%, 11/15/52 (Call 05/15/52)(b)	110	101,723
4.88%, 10/15/40	625	665,638
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/03/22)	1,500	1,400,190
2.35%, 01/15/32 (Call 10/15/31)	1,576	1,242,802
2.90%, 10/01/30 (Call 07/01/30)	2,811	2,386,314
3.05%, 10/01/41 (Call 04/01/41)	1,350	940,019
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,284	1,149,013
4.00%, 03/18/29 (Call 12/18/28)	4,772	4,597,870
4.75%, 05/20/32 (Call 02/20/32)	295	296,295
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	1,999	1,419,810
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	3,483	2,787,062
2.30%, 08/15/60 (Call 02/15/60)	2,005	1,214,930
2.45%, 03/01/27 (Call 02/01/27)(f)	1,305	1,217,643
2.50%, 12/01/29 (Call 09/01/29)	3,032	2,682,805
2.70%, 03/01/29 (Call 01/01/29)(f)	3,105	2,827,227
2.90%, 03/01/32 (Call 12/01/31)(f)	1,566	1,390,060
2.95%, 01/22/27 (Call 10/22/26)(b)	3,055	2,931,792
3.25%, 12/01/49 (Call 06/01/49)	2,958	2,319,072
3.70%, 03/01/52 (Call 09/01/51)(b)(f)	590	507,607
3.90%, 03/01/62 (Call 09/01/61)(b)(f)	574	493,927
4.25%, 05/01/29 (Call 02/01/29)(f)	3,270	3,227,588
4.75%, 08/01/28 (Call 05/01/28)(b)(f)	2,450	2,510,074
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	986	808,865

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	$1,279	$1,012,265
Trustees of Boston College, 3.13%, 07/01/52	1,573	1,166,773
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	1,512	1,402,622
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)(b)	195	194,770
5.70%, 03/01/39	2,370	2,711,872
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	1,817	1,353,883
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/18)(b)	2,068	1,509,495
4.67%, 09/01/2112	70	66,415
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	1,173	818,285
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	220	203,806
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)(b)	550	430,260
4.00%, 10/01/53 (Call 04/01/53)(b)	1,804	1,670,450
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	1,012	807,556
Series C, 2.55%, 04/01/50 (Call 10/01/49)(b)	1,906	1,387,072
University of Miami, 4.06%, 04/01/52	398	347,621
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	1,120	976,494
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	1,869	1,618,461
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	1,010	754,723
3.03%, 10/01/39	2,679	2,261,183
5.25%, 10/01/2111(b)	748	777,037
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)(b)	1,563	1,422,299
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)(b)	1,415	1,071,551
Series A, 3.23%, 10/01/2120 (Call 04/01/20)	1,054	682,528
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)(b)	1,832	1,420,899
4.00%, 06/15/25 (Call 03/15/25)	943	931,976
4.13%, 03/15/29 (Call 12/15/28)	3,273	3,129,741
5.50%, 06/15/45 (Call 12/15/44)	1,785	1,799,119
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)(b)	2,491	2,140,716
4.35%, 04/15/2122 (Call 10/15/21)	729	615,786
William Marsh Rice University
3.57%, 05/15/45(b)	770	683,498
3.77%, 05/15/55	1,775	1,592,991
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(b)	2,532	2,352,557
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	659	552,967
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	1,028	735,822

		250,978,203

Computers — 0.6%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	1,761	1,464,888
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	4,648	4,240,882
0.70%, 02/08/26 (Call 01/08/26)	5,300	4,788,815
1.13%, 05/11/25 (Call 04/11/25)	6,616	6,180,998
1.20%, 02/08/28 (Call 12/08/27)(b)	4,477	3,893,692
1.25%, 08/20/30 (Call 05/20/30)	8,632	7,051,394
1.40%, 08/05/28 (Call 06/05/28)	6,770	5,891,999
1.65%, 05/11/30 (Call 02/11/30)	6,483	5,504,002
1.65%, 02/08/31 (Call 11/08/30)	3,705	3,080,670
1.70%, 08/05/31 (Call 05/05/31)	8,153	6,791,286
1.80%, 09/11/24 (Call 08/11/24)	2,642	2,553,440

Security	Par (000)	Value

Computers (continued)
2.05%, 09/11/26 (Call 07/11/26)	$8,702	$8,136,283
2.20%, 09/11/29 (Call 06/11/29)	4,025	3,599,115
2.38%, 02/08/41 (Call 08/08/40)	2,875	2,167,434
2.40%, 08/20/50 (Call 02/20/50)	2,346	1,629,532
2.45%, 08/04/26 (Call 05/04/26)	9,532	9,065,790
2.50%, 02/09/25(b)	6,097	5,938,295
2.55%, 08/20/60 (Call 02/20/60)	10,502	7,129,598
2.65%, 05/11/50 (Call 11/11/49)	7,036	5,147,186
2.65%, 02/08/51 (Call 08/08/50)	5,315	3,886,115
2.70%, 08/05/51 (Call 02/05/51)	9,399	6,935,522
2.75%, 01/13/25 (Call 11/13/24)	2,243	2,199,531
2.80%, 02/08/61 (Call 08/08/60)	2,930	2,059,380
2.85%, 05/11/24 (Call 03/11/24)	7,522	7,431,059
2.85%, 08/05/61 (Call 02/05/61)	2,380	1,688,991
2.90%, 09/12/27 (Call 06/12/27)	7,161	6,851,931
2.95%, 09/11/49 (Call 03/11/49)	7,298	5,684,047
3.00%, 02/09/24 (Call 12/09/23)	6,426	6,374,014
3.00%, 06/20/27 (Call 03/20/27)	4,610	4,477,831
3.00%, 11/13/27 (Call 08/13/27)(b)	7,222	6,938,464
3.20%, 05/13/25	8,715	8,602,577
3.20%, 05/11/27 (Call 02/11/27)	5,312	5,180,528
3.25%, 02/23/26 (Call 11/23/25)	11,583	11,403,000
3.25%, 08/08/29	9,580	9,159,534
3.35%, 02/09/27 (Call 11/09/26)	8,815	8,671,492
3.35%, 08/08/32	6,680	6,315,740
3.45%, 05/06/24	10,290	10,275,285
3.45%, 02/09/45	7,756	6,725,926
3.75%, 09/12/47 (Call 03/12/47)	4,799	4,300,432
3.75%, 11/13/47 (Call 05/13/47)	5,527	4,960,704
3.85%, 05/04/43	11,443	10,502,958
3.85%, 08/04/46 (Call 02/04/46)	6,724	6,118,571
3.95%, 08/08/52(b)	6,505	6,001,838
4.10%, 08/08/62	4,640	4,262,304
4.25%, 02/09/47 (Call 08/09/46)	5,411	5,282,435
4.38%, 05/13/45	5,653	5,547,402
4.45%, 05/06/44	2,782	2,778,077
4.50%, 02/23/36 (Call 08/23/35)	3,678	3,798,528
4.65%, 02/23/46 (Call 08/23/45)	11,609	11,883,205
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	1,850	1,629,943
2.30%, 09/14/31 (Call 06/14/31)	2,603	2,061,107
Dell Inc.
6.50%, 04/15/38	1,745	1,757,285
7.10%, 04/15/28(b)	1,595	1,737,162
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(f)	3,045	2,134,149
3.45%, 12/15/51 (Call 06/15/51)(f)	4,840	3,157,955
4.00%, 07/15/24 (Call 06/15/24)	60	59,777
4.90%, 10/01/26 (Call 08/01/26)	6,954	6,982,650
5.30%, 10/01/29 (Call 07/01/29)	6,600	6,561,258
5.85%, 07/15/25 (Call 06/15/25)	5,655	5,855,130
6.02%, 06/15/26 (Call 03/15/26)(b)	8,274	8,596,603
6.10%, 07/15/27 (Call 05/15/27)	2,770	2,916,755
6.20%, 07/15/30 (Call 04/15/30)	1,838	1,911,189
8.10%, 07/15/36 (Call 01/15/36)	2,237	2,598,857
8.35%, 07/15/46 (Call 01/15/46)(b)	2,590	3,149,777
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)(b)	3,630	3,197,413
2.38%, 09/15/28 (Call 07/15/28)(b)	3,017	2,567,014

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	$3,340	$2,950,022
2.20%, 03/15/31 (Call 12/15/30)	2,874	2,275,806
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	3,268	3,190,058
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	440	398,438
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	4,102	3,940,217
1.75%, 04/01/26 (Call 03/01/26)(b)	896	821,363
4.45%, 10/02/23 (Call 09/02/23)	2,989	3,001,494
4.90%, 10/15/25 (Call 07/15/25)	4,871	4,946,890
6.20%, 10/15/35 (Call 04/15/35)(b)	2,970	3,160,793
6.35%, 10/15/45 (Call 04/15/45)(b)	4,122	4,136,221
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(b)	4,575	4,077,057
2.20%, 06/17/25 (Call 05/17/25)	5,491	5,180,045
2.65%, 06/17/31 (Call 03/17/31)	5,270	4,187,700
3.00%, 06/17/27 (Call 04/17/27)(b)	3,374	3,123,987
3.40%, 06/17/30 (Call 03/17/30)(b)	2,538	2,195,472
4.00%, 04/15/29 (Call 02/15/29)	3,230	3,029,320
4.20%, 04/15/32 (Call 01/15/32)	3,000	2,649,030
4.75%, 01/15/28 (Call 12/15/27)	2,840	2,796,775
5.50%, 01/15/33 (Call 10/15/32)	2,625	2,524,436
6.00%, 09/15/41(b)	1,907	1,851,411
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	4,956	4,451,132
1.95%, 05/15/30 (Call 02/15/30)	5,380	4,491,654
2.20%, 02/09/27 (Call 01/09/27)	1,350	1,243,580
2.72%, 02/09/32 (Call 11/09/31)(b)	2,115	1,833,155
2.85%, 05/15/40 (Call 11/15/39)	3,163	2,414,160
2.95%, 05/15/50 (Call 11/15/49)	3,279	2,316,548
3.00%, 05/15/24	10,744	10,605,080
3.30%, 05/15/26	9,821	9,522,834
3.30%, 01/27/27(b)	2,555	2,473,342
3.43%, 02/09/52 (Call 08/09/51)	240	184,394
3.45%, 02/19/26(b)	5,938	5,820,071
3.50%, 05/15/29	9,170	8,657,214
3.63%, 02/12/24	7,328	7,310,340
4.00%, 07/27/25	165	164,655
4.00%, 06/20/42	4,516	3,898,572
4.15%, 07/27/27 (Call 06/27/27)(b)	3,580	3,557,876
4.15%, 05/15/39	7,339	6,625,282
4.25%, 05/15/49	7,780	6,896,581
4.40%, 07/27/32 (Call 04/27/32)(b)	3,715	3,653,628
4.70%, 02/19/46	2,829	2,672,896
4.90%, 07/27/52 (Call 01/27/52)(b)	780	755,508
5.60%, 11/30/39(b)	2,975	3,134,906
5.88%, 11/29/32(b)	2,534	2,773,539
6.22%, 08/01/27(b)	1,617	1,762,352
6.50%, 01/15/28	1,265	1,384,922
7.00%, 10/30/25	2,577	2,796,225
7.13%, 12/01/96(b)	1,355	1,755,145
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(b)(f)	2,585	2,142,370
2.70%, 10/15/28 (Call 08/15/28)(b)(f)	2,487	1,922,550
3.15%, 10/15/31 (Call 07/15/31)(f)	3,030	2,122,333
4.10%, 10/15/41 (Call 04/15/41)(f)	2,370	1,442,121
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	4,138	3,249,158

Security	Par (000)	Value

Computers (continued)
3.63%, 05/15/25 (Call 04/15/25)(b)	$1,721	$1,681,331
4.38%, 05/15/30 (Call 02/15/30)	1,498	1,386,803
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	4,085	3,815,267
2.38%, 06/22/27 (Call 04/22/27)(b)	1,865	1,712,592
2.70%, 06/22/30 (Call 03/22/30)(b)	1,199	1,030,193
3.30%, 09/29/24 (Call 07/29/24)	1,632	1,602,526
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	1,421	1,167,423
Western Digital Corp. 2.85%, 02/01/29 (Call 12/01/28)	1,854	1,511,696
3.10%, 02/01/32 (Call 11/01/31)	2,363	1,781,277
4.75%, 02/15/26 (Call 11/15/25)(b)	8,900	8,573,726

		536,160,236

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.10%, 08/15/25	745	732,544
3.10%, 08/15/27	605	588,562
3.25%, 03/15/24(b)	952	947,211
3.25%, 08/15/32	1,400	1,324,092
3.70%, 08/01/47 (Call 02/01/47)(b)	1,810	1,620,276
4.00%, 08/15/45	2,843	2,622,838
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(b)	3,705	3,120,981
2.00%, 12/01/24 (Call 11/01/24)(b)	2,236	2,169,233
2.38%, 12/01/29 (Call 09/01/29)(b)	3,593	3,194,572
2.60%, 04/15/30 (Call 01/15/30)(b)	799	717,103
3.13%, 12/01/49 (Call 06/01/49)(b)	2,252	1,774,959
3.15%, 03/15/27 (Call 12/15/26)	2,172	2,115,072
4.15%, 03/15/47 (Call 09/15/46)	1,390	1,283,832
4.38%, 06/15/45 (Call 12/15/44)(b)	517	478,980
6.00%, 05/15/37(b)	1,917	2,173,610
GSK Consumer Healthcare Capital U.S. LLC
3.02%, 03/24/24 (Call 03/24/23)(f)	1,304	1,275,912
3.38%, 03/24/27 (Call 02/24/27)(f)	3,845	3,616,607
3.38%, 03/24/29 (Call 01/24/29)(f)	4,585	4,174,046
3.63%, 03/24/32 (Call 12/24/31)(f)	4,987	4,446,758
4.00%, 03/24/52 (Call 09/24/51)(f)	3,520	2,856,093
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(f)	7,780	7,500,076
Procter & Gamble Co. (The) 0.55%, 10/29/25	7,965	7,237,955
1.00%, 04/23/26(b)	565	517,461
1.20%, 10/29/30	6,875	5,610,619
1.90%, 02/01/27	285	266,703
1.95%, 04/23/31(b)	1,282	1,108,020
2.30%, 02/01/32(b)	1,125	997,335
2.45%, 11/03/26(b)	3,235	3,096,186
2.70%, 02/02/26(b)	3,314	3,242,650
2.80%, 03/25/27	2,692	2,589,839
2.85%, 08/11/27	3,836	3,682,407
3.00%, 03/25/30	6,505	6,136,557
3.50%, 10/25/47(b)	415	369,935
3.55%, 03/25/40(b)	555	503,424
3.60%, 03/25/50	652	599,455
5.55%, 03/05/37(b)	420	478,716
5.80%, 08/15/34(b)	165	189,182
Unilever Capital Corp.
0.38%, 09/14/23	525	507,638
0.63%, 08/12/24 (Call 10/03/22)	1,165	1,099,119
1.38%, 09/14/30 (Call 06/14/30)	3,521	2,841,834

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
1.75%, 08/12/31 (Call 05/12/31)(b)	$3,140	$2,573,638
2.00%, 07/28/26	2,769	2,585,249
2.13%, 09/06/29 (Call 06/06/29)(b)	1,864	1,632,901
2.60%, 05/05/24 (Call 03/05/24)	3,997	3,922,496
2.90%, 05/05/27 (Call 02/05/27)(b)	4,555	4,354,671
3.10%, 07/30/25(b)	960	940,531
3.25%, 03/07/24 (Call 02/07/24)(b)	3,148	3,129,206
3.38%, 03/22/25 (Call 01/22/25)	1,439	1,418,854
3.50%, 03/22/28 (Call 12/22/27)(b)	3,694	3,600,468
5.90%, 11/15/32(b)	3,670	4,157,559
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	1,495	1,068,312

		119,192,277

Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	1,805	1,715,274
3.75%, 05/15/46 (Call 11/15/45)	1,811	1,539,404
4.20%, 05/15/47 (Call 11/15/46)	1,690	1,538,897
4.60%, 06/15/45 (Call 12/15/44)(b)	3,450	3,335,529

		8,129,104

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust

1.15%, 10/29/23	5,620	5,377,778
1.65%, 10/29/24 (Call 09/29/24)(b)	9,651	8,936,633
1.75%, 01/30/26 (Call 12/30/25)	1,180	1,041,503
2.45%, 10/29/26 (Call 09/29/26)	8,485	7,478,000
2.88%, 08/14/24 (Call 07/14/24)	3,942	3,771,982
3.00%, 10/29/28 (Call 08/29/28)	12,310	10,550,532
3.15%, 02/15/24 (Call 01/15/24)	1,950	1,889,238
3.30%, 01/30/32 (Call 10/30/31)	13,150	10,576,676
3.40%, 10/29/33 (Call 07/29/33)	5,377	4,247,400
3.50%, 01/15/25 (Call 11/15/24)	4,526	4,346,770
3.65%, 07/21/27 (Call 04/21/27)	3,742	3,405,295
3.85%, 10/29/41 (Call 04/29/41)(b)	2,818	2,089,068
3.88%, 01/23/28 (Call 10/23/27)	3,032	2,755,269
4.45%, 10/01/25 (Call 08/01/25)(b)	4,229	4,101,073
4.45%, 04/03/26 (Call 02/03/26)	5,543	5,359,360
4.50%, 09/15/23 (Call 08/15/23)	907	902,275
4.63%, 10/15/27 (Call 08/15/27)(b)	2,031	1,930,669
4.88%, 01/16/24 (Call 12/16/23)	2,527	2,514,188
6.50%, 07/15/25 (Call 06/15/25)(b)	2,875	2,944,748
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	743	687,453
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	1,441	1,269,852
3.50%, 08/01/25(b)	3,276	3,213,363
4.25%, 02/15/24	1,481	1,480,970
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	1,066	1,006,496
0.80%, 08/18/24 (Call 07/18/24)	250	230,895
1.88%, 08/15/26 (Call 07/15/26)	1,400	1,223,362
2.10%, 09/01/28 (Call 07/01/28)	2,900	2,381,944
2.20%, 01/15/27 (Call 12/15/26)	155	136,061
2.30%, 02/01/25 (Call 01/01/25)	3,857	3,615,590
2.88%, 01/15/26 (Call 12/15/25)	1,271	1,172,396
2.88%, 01/15/32 (Call 10/15/31)	448	360,134
3.00%, 09/15/23 (Call 07/15/23)	1,609	1,587,085
3.00%, 02/01/30 (Call 11/01/29)(b)	2,696	2,263,130
3.13%, 12/01/30 (Call 09/01/30)(b)	438	364,872
3.25%, 03/01/25 (Call 01/01/25)	3,138	3,008,244

Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 10/01/29 (Call 07/01/29)(b)	$3,197	$2,741,747
3.38%, 07/01/25 (Call 06/01/25)(b)	967	917,857
3.63%, 04/01/27 (Call 01/01/27)	2,688	2,490,351
3.63%, 12/01/27 (Call 09/01/27)(b)	2,854	2,594,971
3.75%, 06/01/26 (Call 04/01/26)(b)	3,583	3,387,655
4.25%, 02/01/24 (Call 01/01/24)	3,314	3,295,176
4.25%, 09/15/24 (Call 06/15/24)	3,402	3,363,932
4.63%, 10/01/28 (Call 07/01/28)	2,379	2,241,256
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	2,077	2,028,897
4.25%, 06/15/26 (Call 04/15/26)(b)	3,087	2,843,621
4.40%, 09/25/23 (Call 08/25/23)	1,480	1,473,518
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	3,621	3,507,916
2.20%, 11/02/28 (Call 09/02/28)	1,530	1,263,137
3.88%, 05/21/24 (Call 04/21/24)	3,985	3,947,182
4.63%, 03/30/25	912	909,674
4.75%, 06/09/27 (Call 05/09/27)(b)	1,910	1,862,995
5.13%, 09/30/24	3,745	3,798,479
5.80%, 05/01/25 (Call 04/01/25)(b)	4,148	4,246,266
8.00%, 11/01/31(b)	4,804	5,347,813
8.00%, 11/01/31	3,333	3,679,932
American Express Co.
0.75%, 11/03/23	1,830	1,768,274
1.65%, 11/04/26 (Call 10/04/26)(b)	3,029	2,737,671
2.25%, 03/04/25 (Call 02/01/25)	1,745	1,665,480
2.50%, 07/30/24 (Call 06/30/24)	6,077	5,912,313
2.55%, 03/04/27 (Call 02/01/27)	3,140	2,915,804
3.00%, 10/30/24 (Call 09/29/24)	7,228	7,084,018
3.13%, 05/20/26 (Call 04/20/26)	6,095	5,882,955
3.30%, 05/03/27 (Call 04/03/27)	5,180	4,956,897
3.38%, 05/03/24	995	983,786
3.40%, 02/22/24 (Call 01/22/24)	6,453	6,401,311
3.63%, 12/05/24 (Call 11/04/24)(b)	3,712	3,691,027
3.95%, 08/01/25 (Call 07/01/25)	5,565	5,506,957
4.05%, 05/03/29 (Call 03/03/29)	2,515	2,440,305
4.05%, 12/03/42(b)	3,330	3,025,538
4.20%, 11/06/25 (Call 10/06/25)	2,830	2,834,670
4.42%, 08/03/33 (Call 08/03/32)(a)	6,040	5,830,956
4.99%, 05/26/33 (Call 02/26/32)(a)	1,130	1,122,350
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	502	483,009
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	2,503	2,381,479
3.00%, 04/02/25 (Call 03/02/25)(b)	1,402	1,365,408
3.70%, 10/15/24	2,699	2,677,975
4.00%, 10/15/23	4,448	4,450,268
4.50%, 05/13/32 (Call 02/13/32)	2,185	2,176,216
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(b)	1,435	1,257,591
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	2,900	2,809,143
Blackstone Private Credit Fund
1.75%, 09/15/24(b)	1,140	1,048,139
2.35%, 11/22/24	444	412,223
2.63%, 12/15/26	2,315	1,955,226
2.70%, 01/15/25	920	853,512
3.25%, 03/15/27	6,385	5,478,649
4.00%, 01/15/29	3,915	3,377,040
4.70%, 03/24/25(b)	3,280	3,173,630

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)(b)	$2,640	$2,113,399
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	2,450	2,067,629
3.50%, 03/30/51 (Call 09/30/50)	2,532	1,819,166
3.63%, 02/15/52 (Call 08/15/51)	1,482	1,091,745
3.90%, 01/25/28 (Call 10/25/27)	4,876	4,594,070
4.00%, 04/01/24 (Call 02/01/24)	4,864	4,843,620
4.25%, 06/02/26 (Call 03/02/26)	1,671	1,647,472
4.35%, 04/15/30 (Call 01/15/30)	3,064	2,893,090
4.70%, 09/20/47 (Call 03/20/47)	3,036	2,620,736
4.85%, 03/29/29 (Call 12/29/28)	4,117	4,037,336
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	2,053	1,454,530
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(a)	2,505	2,367,601
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(a)	1,150	1,103,483
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(a)	4,640	4,082,643
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(a)	3,339	2,577,140
2.62%, 11/02/32 (Call 11/02/31), (SOFR + 1.265%)(a)(b)	1,465	1,163,650
2.64%, 03/03/26 (Call 03/03/25), (SOFR + 1.290%)(a)	4,415	4,180,078
3.20%, 02/05/25 (Call 01/05/25)	4,502	4,389,270
3.27%, 03/01/30 (Call 03/01/29), (SOFR + 1.790%)(a)	4,455	3,917,504
3.30%, 10/30/24 (Call 09/30/24)	7,035	6,900,702
3.65%, 05/11/27 (Call 04/11/27)(b)	3,852	3,679,161
3.75%, 04/24/24 (Call 03/24/24)	3,332	3,307,210
3.75%, 07/28/26 (Call 06/28/26)	5,517	5,310,388
3.75%, 03/09/27 (Call 02/09/27)	4,274	4,103,339
3.80%, 01/31/28 (Call 12/31/27)	5,690	5,389,227
3.90%, 01/29/24 (Call 12/29/23)	5,108	5,092,012
4.17%, 05/09/25 (Call 05/09/24)(a)	475	471,100
4.20%, 10/29/25 (Call 09/29/25)	5,703	5,631,770
4.25%, 04/30/25 (Call 03/31/25)	3,979	3,968,336
4.93%, 05/10/28 (Call 05/10/27), (SOFR + 2.057%)(a)	3,915	3,868,686
4.99%, 07/24/26 (Call 07/24/25)(a)	2,770	2,768,255
5.25%, 07/26/30 (Call 07/26/29)(a)	2,815	2,776,491
5.27%, 05/10/33 (Call 05/10/32)(a)(b)	4,240	4,139,809
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	4,670	3,763,460
3.00%, 03/16/32 (Call 12/16/31)	3,525	3,122,974
3.65%, 01/12/27 (Call 10/12/26)(b)	4,399	4,298,615
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	442	422,998
0.90%, 03/11/26 (Call 02/11/26)	6,257	5,630,236
1.15%, 05/13/26 (Call 04/13/26)	5,670	5,112,866
1.65%, 03/11/31 (Call 12/11/30)(b)	3,254	2,626,824
1.95%, 12/01/31 (Call 09/01/31)(b)	3,380	2,758,418
2.00%, 03/20/28 (Call 01/20/28)(b)	2,187	1,966,244
2.30%, 05/13/31 (Call 02/13/31)	3,375	2,873,880
2.45%, 03/03/27 (Call 02/03/27)	1,770	1,651,729
2.75%, 10/01/29 (Call 07/01/29)	2,439	2,197,124
2.90%, 03/03/32 (Call 12/03/31)	4,065	3,586,915

Security	Par (000)	Value

Diversified Financial Services (continued)
3.00%, 03/10/25 (Call 12/10/24)	$180	$176,152
3.20%, 03/02/27 (Call 12/02/26)	2,547	2,465,904
3.20%, 01/25/28 (Call 10/25/27)(b)	3,943	3,762,016
3.25%, 05/22/29 (Call 02/22/29)	2,385	2,235,556
3.30%, 04/01/27 (Call 01/01/27)	3,925	3,806,622
3.45%, 02/13/26 (Call 11/13/25)(b)	1,698	1,675,145
3.55%, 02/01/24 (Call 01/01/24)	4,708	4,693,499
3.63%, 04/01/25 (Call 01/01/25)	1,659	1,637,350
3.75%, 04/01/24 (Call 03/02/24)	2,180	2,176,468
3.85%, 05/21/25 (Call 03/21/25)	3,416	3,421,534
4.00%, 02/01/29 (Call 11/01/28)(b)	2,373	2,334,012
4.20%, 03/24/25 (Call 02/24/25)	3,789	3,806,126
4.63%, 03/22/30 (Call 12/22/29)	2,073	2,100,820
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	1,208	916,461
4.10%, 06/15/51 (Call 12/15/50)	1,690	1,105,852
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 12/07/22)(b)	1,095	1,032,103
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	2,095	1,844,312
3.00%, 03/15/25 (Call 12/15/24)(b)	2,836	2,781,322
3.75%, 06/15/28 (Call 03/15/28)	5,129	5,038,986
4.15%, 06/15/48 (Call 12/15/47)(b)	2,213	2,106,555
5.30%, 09/15/43 (Call 03/15/43)	2,854	3,105,009
Credit Suisse USA Inc., 7.13%, 07/15/32	2,451	2,675,928
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	2,312	2,253,969
3.95%, 11/06/24 (Call 08/06/24)(b)	2,339	2,314,557
4.10%, 02/09/27 (Call 11/09/26)	3,374	3,248,926
4.50%, 01/30/26 (Call 11/30/25)(b)	3,371	3,318,615
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,705	2,589,226
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)(b)	1,182	939,087
2.85%, 03/30/25	1,106	1,070,652
2.95%, 08/12/51 (Call 02/12/51)(b)	1,675	1,160,423
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)(b)	4,213	3,324,141
2.10%, 06/15/30 (Call 03/15/30)	8,011	6,764,969
2.65%, 09/15/40 (Call 03/15/40)	2,388	1,770,248
3.00%, 06/15/50 (Call 12/15/49)	5,287	3,855,545
3.00%, 09/15/60 (Call 03/15/60)	2,469	1,674,649
3.10%, 09/15/27 (Call 06/15/27)(b)	3,960	3,750,754
3.65%, 05/23/25 (Call 04/23/25)	2,024	2,002,202
3.75%, 12/01/25 (Call 09/01/25)	6,556	6,493,194
3.75%, 09/21/28 (Call 06/21/28)	2,595	2,510,818
4.00%, 09/15/27 (Call 08/15/27)	2,570	2,531,219
4.25%, 09/21/48 (Call 03/21/48)	5,245	4,702,615
4.35%, 06/15/29 (Call 04/15/29)	5,545	5,473,691
4.60%, 03/15/33 (Call 12/15/32)	4,205	4,163,581
4.95%, 06/15/52 (Call 12/15/51)	3,090	3,038,335
5.20%, 06/15/62 (Call 12/15/61)	3,515	3,458,338
Invesco Finance PLC
3.75%, 01/15/26(b)	853	832,758
4.00%, 01/30/24	1,519	1,511,253
5.38%, 11/30/43	1,094	1,077,929
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)(b)	1,609	1,613,618
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(b)	230	231,392

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)	$2,085	$1,597,193
6.25%, 01/15/36	2,778	2,803,280
6.45%, 06/08/27(b)	1,588	1,671,894
6.50%, 01/20/43(b)	1,104	1,116,597
Jefferies Group LLC/Jefferies Group Capital
Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	1,955	1,517,256
4.15%, 01/23/30	2,830	2,549,462
4.85%, 01/15/27	3,233	3,208,494
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	901	851,400
3.75%, 02/13/25	2,862	2,816,408
4.38%, 03/11/29 (Call 12/11/28)(b)	3,047	2,924,632
4.50%, 09/19/28 (Call 06/19/28)	1,158	1,106,226
Legg Mason Inc.
4.75%, 03/15/26	1,403	1,418,475
5.63%, 01/15/44	2,300	2,374,175
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)(b)	3,390	2,897,501
2.00%, 03/03/25 (Call 02/03/25)(b)	3,803	3,648,028
2.00%, 11/18/31 (Call 08/18/31)	2,845	2,394,580
2.95%, 11/21/26 (Call 08/21/26)	2,541	2,456,410
2.95%, 06/01/29 (Call 03/01/29)	4,759	4,444,335
2.95%, 03/15/51 (Call 09/15/50)	3,990	3,066,834
3.30%, 03/26/27 (Call 01/26/27)	2,915	2,852,998
3.35%, 03/26/30 (Call 12/26/29)	3,755	3,571,230
3.38%, 04/01/24	3,895	3,882,302
3.50%, 02/26/28 (Call 11/26/27)	1,945	1,905,925
3.65%, 06/01/49 (Call 12/01/48)	3,211	2,810,203
3.80%, 11/21/46 (Call 05/21/46)	2,167	1,960,398
3.85%, 03/26/50 (Call 09/26/49)	2,964	2,679,426
3.95%, 02/26/48 (Call 08/26/47)	2,847	2,614,058
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	3,792	3,655,185
4.50%, 06/20/28 (Call 03/20/28)	1,437	1,422,731
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	3,990	3,176,798
2.50%, 12/21/40 (Call 06/21/40)	895	622,616
3.25%, 04/28/50 (Call 10/28/49)	3,893	2,895,107
3.85%, 06/30/26 (Call 03/30/26)(b)	3,656	3,600,319
3.95%, 03/07/52 (Call 09/07/51)	125	104,496
Nomura Holdings Inc.
1.65%, 07/14/26	5,300	4,672,904
1.85%, 07/16/25	1,450	1,334,566
2.17%, 07/14/28	4,035	3,381,128
2.33%, 01/22/27(b)	5,190	4,626,677
2.61%, 07/14/31	2,365	1,892,828
2.65%, 01/16/25	6,690	6,369,214
2.68%, 07/16/30	1,730	1,413,670
2.71%, 01/22/29	2,990	2,558,543
3.00%, 01/22/32(b)	3,380	2,775,960
3.10%, 01/16/30(b)	1,860	1,588,347
5.10%, 07/03/25	2,720	2,740,101
5.39%, 07/06/27	2,720	2,737,435
5.61%, 07/06/29	2,720	2,724,134
ORIX Corp.
2.25%, 03/09/31	2,825	2,352,236
3.25%, 12/04/24	2,725	2,665,895
3.70%, 07/18/27	3,340	3,215,952

Security	Par (000)	Value

Diversified Financial Services (continued)
4.00%, 04/13/32	$2,055	$1,941,708
4.05%, 01/16/24	1,717	1,712,604
OWL Rock Core Income Corp.
3.13%, 09/23/26	110	95,724
4.70%, 02/08/27(b)	460	417,708
5.50%, 03/21/25(b)	340	325,744
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	1,725	1,658,432
4.88%, 03/15/27 (Call 09/15/26)	1,990	1,854,441
6.63%, 03/15/25 (Call 09/15/24)	1,910	1,913,553
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(b)	2,690	2,172,901
4.65%, 04/01/30 (Call 01/01/30)	1,467	1,440,638
4.95%, 07/15/46	2,909	2,836,828
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)(b)	1,602	1,452,021
4.25%, 07/18/24(b)	3,840	3,825,869
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(b)	2,396	1,848,226
3.70%, 08/04/26 (Call 05/04/26)(b)	3,752	3,514,949
3.95%, 12/01/27 (Call 09/01/27)	2,852	2,594,065
4.25%, 08/15/24 (Call 05/15/24)	5,195	5,134,270
4.38%, 03/19/24 (Call 02/19/24)	2,774	2,763,431
4.50%, 07/23/25 (Call 04/23/25)	2,937	2,871,505
4.88%, 06/13/25 (Call 05/13/25)	1,275	1,256,411
5.15%, 03/19/29 (Call 12/19/28)(b)	2,612	2,485,919
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	1,819	1,576,964
1.10%, 02/15/31 (Call 11/15/30)	4,047	3,234,484
1.90%, 04/15/27 (Call 02/15/27)	4,316	3,983,797
2.00%, 08/15/50 (Call 02/15/50)	6,398	4,179,877
2.05%, 04/15/30 (Call 01/15/30)	6,437	5,643,962
2.70%, 04/15/40 (Call 10/15/39)	3,369	2,695,773
2.75%, 09/15/27 (Call 06/15/27)	2,359	2,247,938
3.15%, 12/14/25 (Call 09/14/25)	16,610	16,258,200
3.65%, 09/15/47 (Call 03/15/47)	3,289	2,912,870
4.15%, 12/14/35 (Call 06/14/35)	6,665	6,605,881
4.30%, 12/14/45 (Call 06/14/45)	11,709	11,300,005
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,342	1,188,341
2.75%, 03/15/31 (Call 12/15/30)	2,430	1,940,063
2.85%, 01/10/25 (Call 12/10/24)	3,169	3,041,891
6.20%, 11/17/36	2,187	2,164,386

		788,537,807

Electric — 1.9%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	415	320,422
3.80%, 10/01/47 (Call 04/01/47)	1,776	1,426,892
3.95%, 06/01/28 (Call 03/01/28)(b)	1,692	1,630,124
4.70%, 05/15/32 (Call 02/15/32)	1,275	1,239,249
5.25%, 05/15/52 (Call 11/15/51)	1,410	1,422,168
Series G, 4.15%, 05/01/49 (Call 11/01/48)	1,491	1,250,949
Series H, 3.45%, 01/15/50 (Call 07/15/49)	1,812	1,376,286
Series I, 2.10%, 07/01/30 (Call 04/01/30)	2,620	2,164,618
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,574	1,509,041
3.15%, 09/15/49 (Call 03/15/49)	434	328,469
3.75%, 12/01/47 (Call 06/01/47)	1,855	1,542,655
3.80%, 06/15/49 (Call 12/15/48)	1,787	1,500,312
4.00%, 12/01/46 (Call 06/01/46)	1,600	1,394,608

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.25%, 09/15/48 (Call 03/15/48)	$1,572	$1,413,637
4.50%, 06/15/52 (Call 12/01/51)	1,020	971,907
Series M, 3.65%, 04/01/50 (Call 10/01/49)(b)	1,190	982,297
Series N, 2.75%, 08/15/51 (Call 02/15/51)	1,399	974,334
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	3,230	2,869,177
2.45%, 01/15/31 (Call 10/15/30)(b)	765	631,821
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	1,670	1,233,095
3.05%, 03/15/32 (Call 12/15/31)(b)	355	323,533
3.13%, 07/15/51 (Call 01/15/51)	2,550	1,921,425
3.45%, 10/01/49 (Call 04/01/49)	2,333	1,836,538
3.75%, 09/01/27	1,810	1,776,171
3.75%, 03/01/45 (Call 09/01/44)	2,963	2,463,497
3.85%, 12/01/42	1,402	1,209,449
3.94%, 09/01/32	1,810	1,748,243
4.15%, 08/15/44 (Call 02/15/44)	1,420	1,262,323
4.30%, 01/02/46 (Call 07/02/45)	2,432	2,191,037
6.00%, 03/01/39(b)	409	448,873
6.13%, 05/15/38	1,115	1,223,969
Series 13-A, 3.55%, 12/01/23	459	456,508
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	3,089	2,513,643
Series A, 4.30%, 07/15/48 (Call 01/15/48)	2,661	2,408,524
Series B, 3.70%, 12/01/47 (Call 06/01/47)	541	451,529
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	418	358,569
1.95%, 03/15/27 (Call 02/15/27)	1,900	1,699,132
2.50%, 09/15/24 (Call 08/15/24)	3,587	3,458,406
3.50%, 01/15/31 (Call 10/15/30)	3,335	3,041,153
3.65%, 02/15/26 (Call 11/15/25)	1,953	1,900,562
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)(b)	1,082	882,468
2.90%, 06/15/51 (Call 12/15/50)	1,229	892,266
3.25%, 03/01/25 (Call 12/01/24)(b)	430	422,264
3.25%, 03/15/50 (Call 09/15/49)	987	763,928
3.70%, 12/01/47 (Call 06/01/47)	2,461	2,091,382
3.80%, 05/15/28 (Call 02/15/28)	1,587	1,548,404
3.85%, 09/01/32	1,810	1,740,550
4.15%, 03/15/46 (Call 09/15/45)	1,606	1,453,221
4.50%, 03/15/49 (Call 09/15/48)	1,639	1,572,293
American Electric Power Co. Inc.
2.03%, 03/15/24	1,635	1,583,514
2.30%, 03/01/30 (Call 12/01/29)(b)	653	548,416
3.20%, 11/13/27 (Call 08/13/27)(b)	2,288	2,153,031
3.25%, 03/01/50 (Call 09/01/49)	780	555,383
3.88%, 02/15/62 (Call 11/15/26)(a)	2,170	1,846,822
Series J, 4.30%, 12/01/28 (Call 09/01/28)(b)	2,910	2,825,872
Series M, 0.75%, 11/01/23 (Call 10/03/22)(b)	455	437,933
Series N, 1.00%, 11/01/25 (Call 10/01/25)(b)	547	490,648
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)(b)	741	725,580
4.40%, 05/15/44 (Call 11/15/43)(b)	974	848,227
4.45%, 06/01/45 (Call 12/01/44)	1,318	1,148,624
4.50%, 08/01/32 (Call 05/01/32)	1,715	1,653,020
7.00%, 04/01/38	2,155	2,523,009
Series AA, 2.70%, 04/01/31 (Call 01/01/31)(b)	227	192,861
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,769	1,682,319
Series Y, 4.50%, 03/01/49 (Call 09/01/48)(b)	1,820	1,617,252
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	945	747,429

Security	Par (000)	Value

Electric (continued)
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	$2,015	$1,612,947
2.60%, 08/15/29 (Call 05/15/29)	2,375	2,050,741
2.65%, 09/15/50 (Call 03/15/50)	866	542,255
2.95%, 09/15/27 (Call 06/15/27)	740	683,042
3.15%, 05/15/25 (Call 02/15/25)(b)	1,641	1,590,703
3.35%, 05/15/50 (Call 11/15/49)	1,667	1,194,472
3.50%, 12/01/49 (Call 06/01/49)	1,123	827,730
3.75%, 05/15/46 (Call 11/15/45)	1,261	988,284
4.20%, 08/15/48 (Call 02/15/48)	1,228	1,023,931
4.25%, 03/01/49 (Call 09/01/48)	1,195	998,219
4.35%, 11/15/45 (Call 05/15/45)(b)	1,577	1,328,417
4.50%, 04/01/42 (Call 10/01/41)	1,525	1,314,565
5.05%, 09/01/41 (Call 03/01/41)	1,040	966,597
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)(b)	1,174	1,015,710
4.00%, 10/15/28 (Call 07/15/28)(b)	1,362	1,332,308
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)(b)	2,790	2,712,689
3.20%, 04/15/25 (Call 03/15/25)(b)	2,980	2,885,266
3.80%, 06/01/29 (Call 03/01/29)	3,554	3,321,853
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	45	39,877
4.35%, 06/01/48 (Call 12/01/47)	2,120	1,929,518
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	2,275	1,929,473
2.40%, 08/15/26 (Call 05/15/26)	563	527,683
2.90%, 06/15/50 (Call 12/15/49)	1,670	1,220,970
3.20%, 09/15/49 (Call 03/15/49)(b)	1,835	1,429,171
3.50%, 08/15/46 (Call 02/15/46)	1,880	1,533,854
3.75%, 08/15/47 (Call 02/15/47)	1,749	1,483,449
4.25%, 09/15/48 (Call 03/15/48)(b)	654	597,560
4.55%, 06/01/52 (Call 12/01/51)	1,622	1,548,637
6.35%, 10/01/36	890	1,010,017
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(b)	2,621	2,100,810
2.85%, 05/15/51 (Call 11/15/50)	5,310	3,784,968
3.25%, 04/15/28 (Call 01/15/28)	2,752	2,600,612
3.50%, 02/01/25 (Call 11/01/24)	2,107	2,087,405
3.70%, 07/15/30 (Call 04/15/30)	4,230	4,028,356
3.75%, 11/15/23 (Call 08/15/23)	3,447	3,447,689
3.80%, 07/15/48 (Call 01/15/48)	1,851	1,562,077
4.05%, 04/15/25 (Call 03/15/25)	2,884	2,887,547
4.25%, 10/15/50 (Call 04/15/50)	3,002	2,749,742
4.45%, 01/15/49 (Call 07/15/48)	3,696	3,435,543
4.50%, 02/01/45 (Call 08/01/44)	1,969	1,833,533
4.60%, 05/01/53 (Call 11/01/52)(f)	3,810	3,637,445
5.15%, 11/15/43 (Call 05/15/43)(b)	2,878	2,913,975
5.95%, 05/15/37(b)	2,018	2,174,355
6.13%, 04/01/36	3,263	3,586,592
Black Hills Corp.
1.04%, 08/23/24 (Call 09/16/22)	40	37,402
2.50%, 06/15/30 (Call 03/15/30)	1,075	890,057
3.05%, 10/15/29 (Call 07/15/29)	1,942	1,695,890
3.15%, 01/15/27 (Call 07/15/26)(b)	1,079	1,019,213
3.88%, 10/15/49 (Call 04/15/49)	1,499	1,186,893
3.95%, 01/15/26 (Call 07/15/25)(b)	2,279	2,232,941
4.20%, 09/15/46 (Call 03/15/46)	650	536,172
4.25%, 11/30/23 (Call 08/30/23)(b)	2,548	2,550,140
4.35%, 05/01/33 (Call 02/01/33)	105	96,092

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)(b)	$1,735	$1,475,878
3.60%, 03/01/52 (Call 09/01/51)	260	220,106
3.95%, 03/01/48 (Call 09/01/47)	2,458	2,183,269
4.50%, 04/01/44 (Call 10/01/43)	3,028	2,879,810
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	805	769,773
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	1,527	1,422,523
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	2,350	1,745,345
Series AE, 2.35%, 04/01/31 (Call 01/01/31)(b)	460	398,231
Series AF, 3.35%, 04/01/51 (Call 10/01/50)(b)	485	392,913
Series AG, 3.00%, 03/01/32 (Call 12/01/31)(b)	355	322,049
Series K2, 6.95%, 03/15/33	140	166,740
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,838	1,718,346
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	1,343	1,210,580
2.50%, 09/01/24 (Call 08/01/24)	2,011	1,942,566
2.65%, 06/01/31 (Call 03/01/31)	1,335	1,140,304
2.95%, 03/01/30 (Call 12/01/29)(b)	2,683	2,388,863
3.70%, 09/01/49 (Call 03/01/49)(b)	1,555	1,233,208
4.25%, 11/01/28 (Call 08/01/28)	157	150,574
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	3,284	3,150,111
4.97%, 05/01/46 (Call 11/01/45)	1,339	1,225,198
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24(b)	2,290	2,347,593
5.95%, 12/15/36(b)	939	980,682
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	629	597,462
3.45%, 08/15/27 (Call 05/15/27)	2,518	2,392,050
3.75%, 12/01/50 (Call 09/01/30)(a)	510	412,988
4.75%, 06/01/50 (Call 03/01/30)(a)	1,271	1,170,375
4.88%, 03/01/44 (Call 09/01/43)	1,260	1,182,082
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	1,590	1,388,054
2.55%, 06/15/26 (Call 03/15/26)	1,185	1,124,577
3.00%, 03/01/50 (Call 09/01/49)	995	747,364
3.15%, 03/15/32 (Call 12/15/31)(b)	555	507,414
3.65%, 06/15/46 (Call 12/15/45)	2,774	2,323,835
3.70%, 08/15/28 (Call 05/15/28)(b)	3,155	3,061,801
3.70%, 03/01/45 (Call 09/01/44)	1,745	1,452,765
3.80%, 10/01/42 (Call 04/01/42)	894	773,614
4.00%, 03/01/48 (Call 09/01/47)	2,895	2,596,439
4.00%, 03/01/49 (Call 09/01/48)	1,934	1,718,050
4.35%, 11/15/45 (Call 05/15/45)	2,006	1,858,198
4.60%, 08/15/43 (Call 02/15/43)	1,130	1,076,302
4.70%, 01/15/44 (Call 07/15/43)	1,230	1,195,080
5.90%, 03/15/36	1,124	1,247,337
6.45%, 01/15/38	2,096	2,402,121
Series 122, 2.95%, 08/15/27 (Call 05/15/27)(b)	2,187	2,075,769
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	2,830	2,425,961
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	1,568	1,219,449
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	2,935	2,244,512
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	660	467,749
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	380	333,477
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	3,041	2,780,143
4.30%, 04/15/44 (Call 10/15/43)	2,145	1,993,177
Series A, 0.75%, 12/01/25 (Call 11/01/25)	550	493,829
Series A, 2.05%, 07/01/31 (Call 04/01/31)(b)	1,935	1,632,037
Series A, 3.20%, 03/15/27 (Call 12/15/26)(b)	2,478	2,391,344

Security	Par (000)	Value

Electric (continued)
Series A, 4.15%, 06/01/45 (Call 12/01/44)(b)	$245	$220,703
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(b)	3,265	2,790,138
3.20%, 12/01/51 (Call 06/01/51)	190	143,427
3.60%, 06/15/61 (Call 12/15/60)(b)	3,140	2,462,890
3.70%, 11/15/59 (Call 05/15/59)	2,458	1,926,236
3.80%, 05/15/28 (Call 02/15/28)(b)	2,471	2,406,161
3.85%, 06/15/46 (Call 12/15/45)	2,809	2,359,644
3.95%, 03/01/43 (Call 09/01/42)	1,356	1,166,119
4.45%, 03/15/44 (Call 09/15/43)	1,448	1,342,282
4.50%, 12/01/45 (Call 06/01/45)	3,022	2,777,006
4.50%, 05/15/58 (Call 11/15/57)	2,904	2,611,770
4.63%, 12/01/54 (Call 06/01/54)	2,157	2,007,887
5.70%, 06/15/40	1,737	1,819,073
Series 05-A, 5.30%, 03/01/35	1,020	1,042,073
Series 06-A, 5.85%, 03/15/36(b)	1,558	1,657,665
Series 06-B, 6.20%, 06/15/36	717	787,560
Series 07-A, 6.30%, 08/15/37	853	947,478
Series 08-B, 6.75%, 04/01/38	1,868	2,137,795
Series 09-C, 5.50%, 12/01/39	2,466	2,508,933
Series 12-A, 4.20%, 03/15/42	440	390,086
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	1,622	1,358,068
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	2,389	2,230,633
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	4,009	3,466,863
Series A, 4.13%, 05/15/49 (Call 11/15/48)(b)	2,372	2,071,823
Series B, 3.13%, 11/15/27 (Call 08/15/27)(b)	578	549,302
Series C, 3.00%, 12/01/60 (Call 06/01/60)	1,643	1,111,112
Series C, 4.00%, 11/15/57 (Call 05/15/57)	1,365	1,119,177
Series C, 4.30%, 12/01/56 (Call 06/01/56)	2,329	2,026,020
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,892	1,860,763
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,849	2,672,277
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 10/03/22)(b)	15	14,397
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	2,202	2,136,645
5.60%, 06/15/42 (Call 12/15/41)	2,598	2,572,566
6.25%, 10/01/39	862	905,195
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,850	1,172,956
2.65%, 08/15/52 (Call 02/15/52)	315	220,960
3.10%, 08/15/50 (Call 02/15/50)	2,122	1,630,439
3.25%, 08/15/46 (Call 02/15/46)	1,668	1,328,896
3.50%, 08/01/51 (Call 02/01/51)	2,214	1,833,613
3.60%, 08/15/32	640	608,678
3.75%, 02/15/50 (Call 08/15/49)	1,011	864,041
3.80%, 11/15/28 (Call 08/15/28)(b)	676	656,261
3.95%, 05/15/43 (Call 11/15/42)	966	856,485
3.95%, 07/15/47 (Call 01/15/47)	1,373	1,209,036
4.05%, 05/15/48 (Call 11/15/47)	2,037	1,846,072
4.20%, 09/01/52	830	772,622
4.35%, 04/15/49 (Call 10/15/48)(b)	2,141	2,044,205
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	1,660	1,404,360
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)(b)	1,345	1,341,853
4.15%, 05/15/45 (Call 11/15/44)	1,929	1,689,553
Dominion Energy Inc.
3.07%, 08/15/24(e)	3,453	3,350,895
3.90%, 10/01/25 (Call 07/01/25)	1,493	1,475,233
4.25%, 06/01/28 (Call 03/01/28)	3,342	3,284,551

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.35%, 08/15/32	$1,115	$1,076,075
4.70%, 12/01/44 (Call 06/01/44)(b)	1,840	1,690,445
4.85%, 08/15/52	1,000	955,400
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(a)	1,499	1,434,573
7.00%, 06/15/38	1,455	1,642,477
Series A, 1.45%, 04/15/26 (Call 03/15/26)(b)	2,260	2,055,515
Series A, 3.30%, 03/15/25 (Call 02/15/25)	1,105	1,079,541
Series A, 4.60%, 03/15/49 (Call 09/15/48)	625	578,763
Series B, 3.30%, 04/15/41 (Call 10/15/40)(b)	2,090	1,655,970
Series B, 3.60%, 03/15/27 (Call 01/15/27)(b)	1,275	1,227,710
Series B, 5.95%, 06/15/35	1,987	2,100,319
Series C, 2.25%, 08/15/31 (Call 05/15/31)	1,508	1,250,298
Series C, 3.38%, 04/01/30 (Call 01/01/30)(b)	4,639	4,225,990
Series C, 4.05%, 09/15/42 (Call 03/15/42)	1,455	1,233,302
Series C, 4.90%, 08/01/41 (Call 02/01/41)	1,960	1,878,033
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,478	1,395,779
Series E, 6.30%, 03/15/33	990	1,075,665
Series F, 5.25%, 08/01/33	2,115	2,139,449
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	1,545	1,466,699
5.10%, 06/01/65 (Call 12/01/64)(b)	2,435	2,472,012
5.30%, 05/15/33	270	286,016
5.45%, 02/01/41 (Call 08/01/40)(b)	1,325	1,372,369
6.05%, 01/15/38(b)	1,765	1,952,019
6.63%, 02/01/32(b)	355	407,618
Series A, 2.30%, 12/01/31 (Call 09/01/31)	2,100	1,774,437
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	2,047	1,780,603
2.95%, 03/01/50 (Call 09/01/49)	990	752,390
3.38%, 03/01/25 (Call 12/01/24)(b)	1,142	1,122,929
3.65%, 03/15/24 (Call 12/15/23)	1,460	1,456,803
3.70%, 03/15/45 (Call 09/15/44)	2,240	1,894,166
3.70%, 06/01/46 (Call 12/01/45)	1,520	1,297,305
3.75%, 08/15/47 (Call 02/15/47)	1,822	1,576,431
3.95%, 03/01/49 (Call 09/01/48)	2,279	2,047,226
4.30%, 07/01/44 (Call 01/01/44)	1,741	1,603,165
Series A, 1.90%, 04/01/28 (Call 02/01/28)	2,315	2,053,683
Series A, 3.00%, 03/01/32 (Call 12/01/31)	2,410	2,178,471
Series A, 4.00%, 04/01/43 (Call 10/01/42)(b)	252	224,509
Series A, 4.05%, 05/15/48 (Call 11/15/47)	1,741	1,583,439
Series B, 3.25%, 04/01/51 (Call 10/01/50)	1,476	1,170,734
Series B, 3.65%, 03/01/52 (Call 09/01/51)	960	822,730
Series C, 2.63%, 03/01/31 (Call 12/01/30)(b)	2,117	1,873,545
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	3,644	3,423,392
2.95%, 03/01/30 (Call 12/01/29)(b)	1,593	1,404,134
4.22%, 11/01/24	3,620	3,606,316
Series C, 2.53%, 10/01/24(e)	1,469	1,415,587
Series C, 3.40%, 06/15/29 (Call 03/15/29)(b)	2,125	1,945,161
Series F, 1.05%, 06/01/25 (Call 05/01/25)	3,305	3,028,636
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,799	2,495,169
2.45%, 02/01/30 (Call 11/01/29)(b)	2,745	2,431,219
2.55%, 04/15/31 (Call 01/15/31)(b)	2,523	2,206,767
2.85%, 03/15/32 (Call 12/15/31)(b)	2,805	2,487,726
2.95%, 12/01/26 (Call 09/01/26)	3,945	3,793,867
3.20%, 08/15/49 (Call 02/15/49)	1,385	1,076,727
3.45%, 04/15/51 (Call 10/15/50)	2,180	1,767,457
3.55%, 03/15/52 (Call 09/15/51)	1,570	1,291,796

Security	Par (000)	Value

Electric (continued)
3.70%, 12/01/47 (Call 06/01/47)	$2,902	$2,394,817
3.75%, 06/01/45 (Call 12/01/44)	2,259	1,907,929
3.88%, 03/15/46 (Call 09/15/45)	2,810	2,431,268
3.95%, 11/15/28 (Call 08/15/28)	2,021	1,985,855
3.95%, 03/15/48 (Call 09/15/47)	1,340	1,164,674
4.00%, 09/30/42 (Call 03/30/42)	939	830,170
4.25%, 12/15/41 (Call 06/15/41)	1,024	938,988
5.30%, 02/15/40	1,175	1,220,249
6.00%, 01/15/38	867	961,182
6.05%, 04/15/38	1,440	1,593,058
6.10%, 06/01/37	1,770	1,894,059
6.45%, 10/15/32(b)	970	1,075,361
Series A, 6.00%, 12/01/28(b)	1,487	1,593,544
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	3,373	3,061,402
2.45%, 06/01/30 (Call 03/01/30)(b)	948	801,506
2.55%, 06/15/31 (Call 03/15/31)	440	367,294
2.65%, 09/01/26 (Call 06/01/26)	2,099	1,963,782
3.15%, 08/15/27 (Call 05/15/27)	3,263	3,076,650
3.25%, 01/15/82 (Call 01/15/27)(a)	2,004	1,620,034
3.30%, 06/15/41 (Call 12/15/40)	3,568	2,750,321
3.40%, 06/15/29 (Call 03/15/29)	2,367	2,184,694
3.50%, 06/15/51 (Call 12/15/50)	610	463,265
3.75%, 04/15/24 (Call 01/15/24)	3,928	3,912,563
3.75%, 09/01/46 (Call 03/01/46)	3,982	3,125,591
3.95%, 10/15/23 (Call 07/15/23)	1,999	1,999,180
3.95%, 08/15/47 (Call 02/15/47)	2,400	1,939,032
4.20%, 06/15/49 (Call 12/15/48)	2,745	2,316,753
4.30%, 03/15/28	3,210	3,145,736
4.50%, 08/15/32	3,620	3,489,246
4.80%, 12/15/45 (Call 06/15/45)	2,659	2,468,483
5.00%, 08/15/52	3,620	3,440,050
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,875	2,389,067
2.40%, 12/15/31 (Call 09/15/31)	2,640	2,247,749
2.50%, 12/01/29 (Call 09/01/29)(b)	2,493	2,217,324
3.00%, 12/15/51 (Call 06/15/51)	2,035	1,512,575
3.20%, 01/15/27 (Call 10/15/26)(b)	3,377	3,263,161
3.40%, 10/01/46 (Call 04/01/46)	2,523	1,994,078
3.80%, 07/15/28 (Call 04/15/28)(b)	2,435	2,383,621
3.85%, 11/15/42 (Call 05/15/42)	1,541	1,320,961
4.20%, 07/15/48 (Call 01/15/48)	1,650	1,492,227
5.65%, 04/01/40	1,586	1,677,195
6.35%, 09/15/37	906	1,021,080
6.40%, 06/15/38	3,174	3,663,685
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	1,970	1,373,484
3.75%, 05/15/46 (Call 11/15/45)	1,324	1,080,768
6.12%, 10/15/35	1,019	1,101,335
6.35%, 08/15/38	863	973,050
6.45%, 04/01/39(b)	2,043	2,299,846
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	614	590,619
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	2,840	2,163,938
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	2,518	2,127,760
3.65%, 02/01/29 (Call 11/01/28)(b)	1,216	1,160,052
3.70%, 06/15/46 (Call 12/15/45)	1,672	1,368,248
3.80%, 09/01/23 (Call 06/01/23)(b)	1,604	1,602,797
4.30%, 02/01/49 (Call 08/01/48)	967	871,016

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)(b)	$1,620	$1,344,697
2.50%, 08/15/50 (Call 02/15/50)	1,725	1,171,292
2.90%, 08/15/51 (Call 02/15/51)	1,073	779,599
3.25%, 08/15/25 (Call 05/15/25)	1,917	1,888,820
3.38%, 09/01/23 (Call 08/01/23)(b)	1,006	1,003,314
3.40%, 04/01/32 (Call 01/01/32)(b)	1,980	1,838,034
3.45%, 03/15/29 (Call 12/15/28)	2,527	2,407,397
3.60%, 09/15/47 (Call 03/15/47)	2,711	2,253,221
3.70%, 09/01/28 (Call 06/01/28)	2,316	2,260,115
3.70%, 10/15/46 (Call 04/15/46)	2,589	2,138,255
4.00%, 04/01/52 (Call 10/01/51)	1,025	900,832
4.10%, 05/15/42 (Call 11/15/41)	880	787,090
4.10%, 03/15/43 (Call 09/15/42)	1,619	1,455,724
4.15%, 12/01/44 (Call 06/01/44)	2,514	2,233,488
4.20%, 08/15/45 (Call 02/15/45)	3,399	3,048,699
4.38%, 03/30/44 (Call 09/30/43)	1,452	1,339,455
6.30%, 04/01/38	1,505	1,698,453
Edison International
3.55%, 11/15/24 (Call 10/15/24)(b)	2,228	2,179,118
4.13%, 03/15/28 (Call 12/15/27)	3,195	3,005,281
4.70%, 08/15/25	1,810	1,794,669
4.95%, 04/15/25 (Call 03/15/25)	1,705	1,706,040
5.75%, 06/15/27 (Call 04/15/27)	2,578	2,613,808
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(b)	1,262	1,183,087
6.00%, 05/15/35	619	634,884
Emera U.S. Finance LP
0.83%, 06/15/24	1,910	1,789,097
2.64%, 06/15/31 (Call 03/15/31)	1,605	1,325,425
3.55%, 06/15/26 (Call 03/15/26)	3,820	3,654,709
4.75%, 06/15/46 (Call 12/15/45)	3,206	2,815,285
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	3,438	3,375,497
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	3,037	2,983,579
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	1,275	1,255,837
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	1,228	839,964
3.35%, 06/15/52 (Call 12/15/51)	890	689,510
3.50%, 04/01/26 (Call 01/01/26)	2,722	2,668,676
3.70%, 06/01/24 (Call 03/01/24)(b)	350	348,761
4.00%, 06/01/28 (Call 03/01/28)	375	365,873
4.20%, 04/01/49 (Call 10/01/48)(b)	2,644	2,399,932
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,938	1,740,828
1.90%, 06/15/28 (Call 04/15/28)(b)	1,820	1,570,187
2.40%, 06/15/31 (Call 03/05/31)	2,805	2,278,810
2.80%, 06/15/30 (Call 03/15/30)	2,292	1,960,279
2.95%, 09/01/26 (Call 06/01/26)	3,422	3,219,452
3.75%, 06/15/50 (Call 12/15/49)(b)	2,264	1,782,696
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24(b)	102	105,158
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 10/03/22)	427	412,422
0.95%, 10/01/24 (Call 10/03/22)	531	499,469
1.60%, 12/15/30 (Call 09/15/30)	2,188	1,742,479
2.35%, 06/15/32 (Call 03/15/32)(b)	440	364,069
2.40%, 10/01/26 (Call 07/01/26)	2,441	2,258,194
2.90%, 03/15/51 (Call 09/15/50)	2,840	2,040,483
3.05%, 06/01/31 (Call 03/01/31)(b)	2,089	1,865,707
3.10%, 06/15/41 (Call 12/15/40)	251	198,438

Security	Par (000)	Value

Electric (continued)
3.12%, 09/01/27 (Call 06/01/27)	$1,925	$1,819,645
3.25%, 04/01/28 (Call 01/01/28)(b)	2,484	2,321,298
4.00%, 03/15/33 (Call 12/15/32)	2,322	2,202,254
4.05%, 09/01/23 (Call 06/01/23)(b)	1,114	1,116,529
4.20%, 09/01/48 (Call 03/01/48)	3,321	2,972,295
4.20%, 04/01/50 (Call 10/01/49)	2,731	2,438,264
4.75%, 09/15/52	2,900	2,810,796
4.95%, 01/15/45 (Call 01/15/25)(b)	945	901,171
5.40%, 11/01/24(b)	336	345,589
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	3,543	3,231,712
3.50%, 06/01/51 (Call 03/01/51)(b)	480	386,242
3.85%, 06/01/49 (Call 12/01/48)	2,354	1,963,424
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,320	1,060,554
3.55%, 09/30/49 (Call 03/30/49)	1,585	1,253,069
4.00%, 03/30/29 (Call 12/30/28)(b)	532	516,216
4.50%, 03/30/39 (Call 09/30/38)(b)	175	160,486
5.00%, 09/15/52	1,080	1,070,917
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	3,749	3,613,586
2.90%, 09/15/29 (Call 06/15/29)	2,890	2,532,362
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,420	1,335,609
3.10%, 04/01/27 (Call 01/01/27)	1,780	1,689,647
3.25%, 09/01/49 (Call 03/01/49)	1,113	856,899
3.45%, 04/15/50 (Call 10/15/49)	1,410	1,123,826
4.10%, 04/01/43 (Call 10/01/42)	1,410	1,226,756
4.13%, 03/01/42 (Call 09/01/41)	1,367	1,214,525
4.25%, 12/01/45 (Call 06/01/45)	1,164	1,030,862
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	1,425	1,402,941
4.20%, 06/15/47 (Call 12/15/46)	1,140	1,016,116
4.20%, 03/15/48 (Call 09/15/47)	1,054	941,211
5.30%, 10/01/41 (Call 04/01/41)	1,451	1,475,986
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	1,473	1,291,379
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	1,023	873,642
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	2,110	1,790,673
2.90%, 03/01/27 (Call 02/01/27)	1,870	1,754,584
3.38%, 03/01/32 (Call 12/01/31)(b)	1,895	1,704,950
3.45%, 01/15/50 (Call 07/15/49)	2,535	1,986,984
4.20%, 06/27/24	1,810	1,810,127
4.60%, 07/01/27 (Call 06/01/27)	1,701	1,704,725
Series H, 3.15%, 01/15/25 (Call 10/15/24)	1,641	1,592,853
Series L, 2.90%, 10/01/24 (Call 08/01/24)(b)	2,726	2,651,689
Series M, 3.30%, 01/15/28 (Call 10/15/27)(b)	761	717,227
Series N, 3.80%, 12/01/23 (Call 11/01/23)	2,684	2,672,164
Series O, 4.25%, 04/01/29 (Call 01/01/29)(b)	2,212	2,155,594
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	2,891	2,612,626
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,706	2,165,747
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,435	1,276,777
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(b)(f)	1,605	1,502,136
3.35%, 03/15/32 (Call 12/15/31)(f)	75	67,328
3.40%, 04/15/26 (Call 01/15/26)	2,862	2,772,505
3.95%, 06/15/25 (Call 03/15/25)	3,713	3,683,816
4.05%, 04/15/30 (Call 01/15/30)	4,850	4,661,092
4.10%, 03/15/52 (Call 09/15/51)(b)(f)	1,415	1,222,801
4.45%, 04/15/46 (Call 10/15/45)	1,868	1,674,008

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.70%, 04/15/50 (Call 10/15/49)	$3,017	$2,816,792
4.95%, 06/15/35 (Call 12/15/34)(b)	1,894	1,849,472
5.10%, 06/15/45 (Call 12/15/44)	2,100	2,084,586
5.63%, 06/15/35	2,184	2,296,148
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	3,136	3,107,996
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	913	793,360
2.85%, 04/01/25 (Call 03/01/25)	5,670	5,545,260
2.88%, 12/04/51 (Call 06/04/51)	4,747	3,542,164
3.13%, 12/01/25 (Call 06/01/25)(b)	2,003	1,974,978
3.15%, 10/01/49 (Call 04/01/49)	3,004	2,400,797
3.25%, 06/01/24 (Call 12/01/23)(b)	2,576	2,556,706
3.70%, 12/01/47 (Call 06/01/47)	3,085	2,690,243
3.80%, 12/15/42 (Call 06/15/42)(b)	1,418	1,266,231
3.95%, 03/01/48 (Call 09/01/47)	4,022	3,661,428
3.99%, 03/01/49 (Call 09/01/48)	2,640	2,412,907
4.05%, 06/01/42 (Call 12/01/41)	2,335	2,156,326
4.05%, 10/01/44 (Call 04/01/44)(b)	2,043	1,862,174
4.13%, 02/01/42 (Call 08/01/41)(b)	1,738	1,611,960
4.13%, 06/01/48 (Call 12/01/47)	2,141	1,999,780
4.95%, 06/01/35(b)	364	374,308
5.25%, 02/01/41 (Call 08/01/40)	1,830	1,915,132
5.63%, 04/01/34	320	348,704
5.65%, 02/01/37(b)	2,412	2,603,151
5.69%, 03/01/40	1,233	1,345,129
5.95%, 02/01/38	1,873	2,088,358
5.96%, 04/01/39	640	720,416
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	5,117	4,790,280
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)(b)	295	284,035
3.25%, 03/30/27 (Call 12/30/26)(b)	850	801,916
4.30%, 03/15/42	4,763	4,232,926
4.30%, 03/15/43	1,527	1,336,614
4.70%, 05/15/32 (Call 02/15/32)	1,120	1,114,154
5.13%, 05/15/52 (Call 11/15/51)	1,595	1,605,798
Series 10-C, 4.75%, 09/01/40	2,589	2,363,602
Series A, 2.20%, 09/15/24 (Call 08/15/24)	2,392	2,312,275
Series A, 3.25%, 03/15/51 (Call 09/15/50)	450	333,131
Series B, 2.65%, 09/15/29 (Call 06/15/29)(b)	1,487	1,300,025
Series B, 3.70%, 01/30/50 (Call 07/30/49)(b)	1,593	1,271,198
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	1,586	1,526,477
Iberdrola International BV
5.81%, 03/15/25(b)	520	541,882
6.75%, 07/15/36	1,572	1,755,500
Idaho Power Co., Series K, 4.20%, 03/01/48 (Call 09/01/47)	381	337,444
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	2,645	1,982,110
3.85%, 05/15/28 (Call 02/15/28)(b)	1,627	1,571,422
4.25%, 08/15/48 (Call 02/15/48)	1,700	1,476,943
6.05%, 03/15/37	215	234,741
Series K, 4.55%, 03/15/46 (Call 09/15/45)	1,818	1,662,088
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,713	1,394,759
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	722	611,404
3.10%, 11/30/51 (Call 05/30/51)	1,305	940,239
3.25%, 12/01/24 (Call 09/01/24)	3,135	3,075,592
3.50%, 09/30/49 (Call 03/30/49)(b)	1,364	1,079,892

Security	Par (000)	Value

Electric (continued)
3.60%, 04/01/29 (Call 01/01/29)	$642	$604,841
3.70%, 09/15/46 (Call 03/15/46)	1,448	1,173,575
4.10%, 09/26/28 (Call 06/26/28)	2,749	2,714,747
6.25%, 07/15/39(b)	640	693,811
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	1,618	1,579,767
4.25%, 05/01/30 (Call 02/01/30)(b)	1,775	1,637,810
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	1,575	1,501,006
3.35%, 11/15/27 (Call 08/15/27)	1,630	1,544,180
3.65%, 06/15/24 (Call 03/15/24)(b)	1,202	1,184,727
5.30%, 07/01/43 (Call 01/01/43)	1,321	1,285,148
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	166	164,548
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	1,945	1,515,777
4.38%, 10/01/45 (Call 04/01/45)	1,986	1,803,348
5.13%, 11/01/40 (Call 05/01/40)	2,774	2,767,453
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	645	575,521
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,177	1,148,999
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	2,345	1,665,982
3.10%, 05/01/27 (Call 02/01/27)	1,935	1,857,368
3.15%, 04/15/50 (Call 10/15/49)	1,677	1,300,530
3.50%, 10/15/24 (Call 07/15/24)	4,293	4,271,621
3.65%, 04/15/29 (Call 01/15/29)	3,685	3,564,243
3.65%, 08/01/48 (Call 02/01/48)	2,928	2,464,995
3.95%, 08/01/47 (Call 02/01/47)	1,833	1,610,071
4.25%, 05/01/46 (Call 11/01/45)	1,930	1,785,462
4.25%, 07/15/49 (Call 01/15/49)	3,369	3,125,320
4.40%, 10/15/44 (Call 04/15/44)(b)	1,412	1,321,095
4.80%, 09/15/43 (Call 03/15/43)(b)	717	704,453
5.75%, 11/01/35	320	349,206
5.80%, 10/15/36(b)	1,679	1,842,686
6.75%, 12/30/31	1,085	1,263,211
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	3,540	3,402,683
Series 12-A, 4.25%, 03/15/42	2,441	2,128,552
Series B, 3.10%, 07/30/51 (Call 01/30/51)	1,989	1,412,130
National Grid USA, 5.80%, 04/01/35	1,425	1,497,632
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	309	294,180
1.00%, 06/15/26 (Call 05/15/26)	1,022	915,273
1.35%, 03/15/31 (Call 12/15/30)	1,179	907,618
1.65%, 06/15/31 (Call 03/15/31)	1,615	1,281,228
1.88%, 02/07/25	1,386	1,320,373
2.40%, 03/15/30 (Call 12/15/29)	2,675	2,332,680
2.75%, 04/15/32 (Call 01/15/32)	1,365	1,178,705
2.85%, 01/27/25 (Call 10/27/24)	1,817	1,767,832
2.95%, 02/07/24 (Call 12/07/23)	3,966	3,923,643
3.05%, 04/25/27 (Call 01/25/27)(b)	1,636	1,565,897
3.25%, 11/01/25 (Call 08/01/25)	2,475	2,412,283
3.40%, 11/15/23 (Call 08/15/23)	544	541,574
3.40%, 02/07/28 (Call 11/07/27)	2,360	2,265,907
3.45%, 06/15/25	1,145	1,125,512
3.70%, 03/15/29 (Call 12/15/28)(b)	2,690	2,557,437
3.90%, 11/01/28 (Call 08/01/28)(b)	1,270	1,232,078
4.02%, 11/01/32 (Call 05/01/32)	1,809	1,704,711
4.15%, 12/15/32	1,475	1,433,184

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.30%, 03/15/49 (Call 09/15/48)	$1,739	$1,580,386
4.40%, 11/01/48 (Call 05/01/48)	1,240	1,138,543
5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(a)(b)	575	537,200
Series C, 8.00%, 03/01/32	1,188	1,461,133
Series D, 1.00%, 10/18/24	1,185	1,114,125
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	2,424	2,324,737
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	510	443,114
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	1,275	942,429
Series N, 6.65%, 04/01/36	910	1,043,916
Series R, 6.75%, 07/01/37	1,470	1,671,831
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	5,830	5,231,784
1.90%, 06/15/28 (Call 04/15/28)	3,125	2,706,094
2.25%, 06/01/30 (Call 03/01/30)	3,017	2,547,404
2.44%, 01/15/32 (Call 10/15/31)	3,153	2,628,719
2.75%, 11/01/29 (Call 08/01/29)	3,575	3,183,287
3.00%, 01/15/52 (Call 07/15/51)	2,195	1,577,371
3.50%, 04/01/29 (Call 01/01/29)	4,224	3,952,524
3.55%, 05/01/27 (Call 02/01/27)	5,247	5,047,562
3.80%, 03/15/82 (Call 03/15/27)(a)(b)	110	92,469
4.20%, 06/20/24	3,100	3,102,790
4.26%, 09/01/24	2,000	2,001,900
4.45%, 06/20/25	3,020	3,035,040
4.63%, 07/15/27 (Call 06/15/27)	6,040	6,068,509
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)	2,913	2,432,996
5.00%, 07/15/32 (Call 04/15/32)	4,812	4,901,118
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(a)	231	211,767
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	1,215	1,054,061
2.60%, 06/01/51 (Call 12/01/50)	1,880	1,323,595
2.90%, 03/01/50 (Call 09/01/49)	2,614	1,969,205
3.20%, 04/01/52 (Call 10/01/51)	1,485	1,169,304
3.40%, 08/15/42 (Call 02/15/42)	1,078	909,077
3.60%, 05/15/46 (Call 11/15/45)	1,091	925,506
3.60%, 09/15/47 (Call 03/15/47)	2,113	1,774,202
4.00%, 08/15/45 (Call 02/15/45)	1,667	1,450,473
4.13%, 05/15/44 (Call 11/15/43)(b)	1,485	1,356,503
4.50%, 06/01/52 (Call 12/01/51)	1,060	1,029,239
5.35%, 11/01/39	965	1,032,955
6.20%, 07/01/37(b)	988	1,127,318
6.25%, 06/01/36	1,110	1,274,380
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	405	350,835
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)(b)	876	730,453
3.10%, 06/01/51 (Call 12/01/50)	335	253,240
3.20%, 05/15/27 (Call 02/15/27)	2,336	2,253,049
3.25%, 05/15/29 (Call 02/15/29)(b)	1,932	1,821,895
3.95%, 04/01/30 (Call 01/01/30)	2,261	2,211,868
4.40%, 03/01/44 (Call 09/01/43)	1,535	1,424,634
4.55%, 06/01/52 (Call 12/01/51)	1,815	1,772,329
5.50%, 03/15/40	210	221,813
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	1,560	1,203,259
4.50%, 04/01/47 (Call 10/01/46)(f)	1,645	1,419,388
5.05%, 10/01/48 (Call 04/01/48)	1,660	1,528,877
5.25%, 09/01/50(b)	917	852,352

Security	Par (000)	Value

Electric (continued)
5.38%, 11/01/40	$1,530	$1,472,426
5.95%, 11/01/39	1,411	1,444,977
Ohio Edison Co., 6.88%, 07/15/36(b)	1,365	1,568,126
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	2,432	2,046,723
4.15%, 04/01/48 (Call 10/01/47)	1,677	1,456,676
Series P, 2.60%, 04/01/30 (Call 01/01/30)	2,308	2,018,184
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	2,571	2,059,088
Series R, 2.90%, 10/01/51 (Call 04/01/51)	1,240	887,146
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	1,731	1,577,339
3.30%, 03/15/30 (Call 09/15/29)	1,371	1,256,672
3.80%, 08/15/28 (Call 02/15/28)(b)	1,187	1,144,577
3.85%, 08/15/47 (Call 02/15/47)	1,219	1,025,971
4.15%, 04/01/47 (Call 10/01/46)	1,205	1,064,208
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	3,840	3,450,278
2.70%, 11/15/51 (Call 05/15/51)	1,835	1,305,914
2.75%, 06/01/24 (Call 05/01/24)	4,255	4,168,794
2.75%, 05/15/30 (Call 02/15/30)(b)	1,892	1,718,806
2.95%, 04/01/25 (Call 01/01/25)	1,011	982,935
3.10%, 09/15/49 (Call 03/15/49)	1,595	1,234,833
3.70%, 11/15/28 (Call 08/15/28)	3,313	3,208,607
3.70%, 05/15/50 (Call 11/15/49)	1,796	1,541,489
3.75%, 04/01/45 (Call 10/01/44)	2,306	1,973,821
3.80%, 09/30/47 (Call 03/30/47)	1,582	1,382,019
3.80%, 06/01/49 (Call 12/01/48)	2,243	1,953,788
4.10%, 11/15/48 (Call 05/15/48)	1,420	1,291,689
4.15%, 06/01/32 (Call 03/01/32)(f)	1,195	1,195,418
4.55%, 12/01/41 (Call 06/01/41)	1,066	1,030,332
4.60%, 06/01/52 (Call 12/01/51)(f)	3,225	3,176,206
5.25%, 09/30/40	992	1,031,680
5.30%, 06/01/42 (Call 12/01/41)	1,533	1,610,524
5.35%, 10/01/52 (Call 04/01/52)	40	42,311
5.75%, 03/15/29 (Call 12/15/28)	729	784,440
7.00%, 05/01/32	682	816,954
7.25%, 01/15/33(b)	857	1,050,613
7.50%, 09/01/38	1,399	1,770,337
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 11/15/22)(b)	180	173,968
2.10%, 08/01/27 (Call 06/01/27)	4,355	3,682,109
2.50%, 02/01/31 (Call 11/01/30)	7,278	5,565,778
2.95%, 03/01/26 (Call 12/01/25)	2,733	2,482,548
3.00%, 06/15/28 (Call 04/15/28)(b)	3,410	2,919,949
3.15%, 01/01/26	2,788	2,571,082
3.25%, 02/16/24 (Call 02/16/23)	265	259,173
3.25%, 06/01/31 (Call 03/01/31)	2,065	1,664,328
3.30%, 03/15/27 (Call 12/15/26)	1,574	1,407,675
3.30%, 12/01/27 (Call 09/01/27)	2,292	2,020,467
3.30%, 08/01/40 (Call 02/01/40)	4,387	3,081,517
3.40%, 08/15/24 (Call 05/15/24)	100	96,060
3.45%, 07/01/25(b)	1,747	1,662,655
3.50%, 06/15/25 (Call 03/15/25)	570	539,750
3.50%, 08/01/50 (Call 02/01/50)	6,695	4,446,886
3.75%, 02/15/24 (Call 11/15/23)(b)	110	107,947
3.75%, 07/01/28	3,609	3,196,419
3.75%, 08/15/42 (Call 02/15/42)	408	277,938
3.85%, 11/15/23 (Call 08/15/23)(b)	2,205	2,177,195
3.95%, 12/01/47 (Call 06/01/47)	2,793	1,930,577
4.00%, 12/01/46 (Call 06/01/46)	2,504	1,749,420

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 03/01/29 (Call 01/01/29)(b)	$1,605	$1,437,053
4.20%, 06/01/41 (Call 12/01/40)	1,862	1,393,297
4.25%, 03/15/46 (Call 09/15/45)	2,042	1,483,901
4.30%, 03/15/45 (Call 09/15/44)	2,074	1,522,046
4.40%, 03/01/32 (Call 12/01/31)(b)	1,705	1,494,347
4.45%, 04/15/42 (Call 10/15/41)	1,436	1,080,633
4.50%, 07/01/40 (Call 01/01/40)	7,118	5,566,845
4.55%, 07/01/30 (Call 01/01/30)	10,679	9,505,271
4.60%, 06/15/43 (Call 12/15/42)	1,361	1,042,608
4.65%, 08/01/28 (Call 05/01/28)	1,115	1,013,122
4.75%, 02/15/44 (Call 08/15/43)	1,485	1,154,380
4.95%, 06/08/25	2,495	2,480,354
4.95%, 07/01/50 (Call 01/01/50)	10,457	8,366,437
5.25%, 03/01/52 (Call 09/01/51)	1,915	1,602,089
5.45%, 06/15/27 (Call 05/15/27)(b)	3,859	3,790,773
5.90%, 06/15/32 (Call 03/15/32)	3,560	3,439,992
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	1,470	1,294,026
2.90%, 06/15/52 (Call 12/15/51)(b)	705	508,220
3.30%, 03/15/51 (Call 09/15/50)	2,349	1,819,676
3.50%, 06/15/29 (Call 03/15/29)(b)	2,155	2,037,790
3.60%, 04/01/24 (Call 01/01/24)	2,325	2,319,652
4.10%, 02/01/42 (Call 08/01/41)	1,386	1,198,197
4.13%, 01/15/49 (Call 07/15/48)	1,760	1,557,582
4.15%, 02/15/50 (Call 08/15/49)	2,242	2,004,550
5.25%, 06/15/35	879	883,052
5.75%, 04/01/37	592	617,438
6.00%, 01/15/39	2,368	2,574,561
6.10%, 08/01/36	1,980	2,124,837
6.25%, 10/15/37	2,412	2,660,291
6.35%, 07/15/38	680	760,308
7.70%, 11/15/31(b)	50	60,277
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	355	256,129
2.85%, 09/15/51 (Call 03/15/51)	720	523,930
3.00%, 09/15/49 (Call 03/15/49)	1,050	786,482
3.05%, 03/15/51 (Call 09/15/50)	925	703,814
3.15%, 10/15/25 (Call 07/15/25)	835	813,165
3.70%, 09/15/47 (Call 03/15/47)	1,446	1,245,078
3.90%, 03/01/48 (Call 09/01/47)(b)	2,572	2,285,016
4.15%, 10/01/44 (Call 04/01/44)	855	773,972
4.38%, 08/15/52	1,200	1,145,352
4.60%, 05/15/52 (Call 11/15/51)	1,330	1,313,734
5.95%, 10/01/36	650	714,558
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	2,128	1,939,289
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)(b)	2,347	2,333,904
4.15%, 03/15/43 (Call 09/15/42)	2,239	2,022,377
6.50%, 11/15/37	210	242,626
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	4,056	3,847,643
4.13%, 04/15/30 (Call 01/15/30)(b)	465	443,703
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	1,787	1,335,193
3.95%, 06/01/47 (Call 12/01/46)	683	604,571
4.13%, 06/15/44 (Call 12/15/43)	876	778,878
4.15%, 10/01/45 (Call 04/01/45)	1,435	1,266,273
4.15%, 06/15/48 (Call 12/15/47)(b)	1,570	1,422,640
4.75%, 07/15/43 (Call 01/15/43)	1,055	1,031,727

Security	Par (000)	Value

Electric (continued)
6.25%, 05/15/39(b)	$1,275	$1,429,071
Progress Energy Inc.
6.00%, 12/01/39	2,527	2,631,289
7.00%, 10/30/31	1,215	1,351,238
7.75%, 03/01/31	1,884	2,178,111
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	360	299,981
3.60%, 09/15/42 (Call 03/15/42)	778	660,390
3.70%, 06/15/28 (Call 12/15/27)	1,760	1,712,040
3.80%, 06/15/47 (Call 12/15/46)	1,919	1,656,807
4.05%, 09/15/49 (Call 03/15/49)	1,746	1,552,945
4.10%, 06/01/32 (Call 03/01/32)(b)	1,080	1,062,850
4.10%, 06/15/48 (Call 12/15/47)	1,705	1,541,746
4.30%, 03/15/44 (Call 09/15/43)	1,416	1,289,948
4.50%, 06/01/52 (Call 12/01/51)	1,080	1,045,667
6.50%, 08/01/38(b)	60	69,896
Series 17, 6.25%, 09/01/37	789	908,904
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,374	1,080,170
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,649	2,224,392
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	1,440	1,022,616
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	237	236,251
3.60%, 07/01/49 (Call 01/01/49)(b)	1,550	1,297,939
Series V, 2.20%, 06/15/31 (Call 03/15/31)	145	122,889
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)	1,060	876,588
Series K, 3.15%, 08/15/51 (Call 02/15/51)	500	361,610
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	1,525	1,373,674
1.90%, 08/15/31 (Call 05/15/31)	1,740	1,452,047
2.05%, 08/01/50 (Call 02/01/50)	1,050	646,548
2.25%, 09/15/26 (Call 06/15/26)	1,234	1,152,235
2.45%, 01/15/30 (Call 10/15/29)	3,582	3,189,771
2.70%, 05/01/50 (Call 11/01/49)	605	430,028
3.00%, 05/15/25 (Call 02/15/25)(b)	513	499,539
3.00%, 05/15/27 (Call 02/15/27)(b)	1,884	1,805,324
3.00%, 03/01/51 (Call 09/01/50)	85	63,839
3.10%, 03/15/32 (Call 12/15/31)(b)	146	133,717
3.15%, 01/01/50 (Call 07/01/49)	1,565	1,203,454
3.20%, 05/15/29 (Call 02/15/29)(b)	1,395	1,318,066
3.20%, 08/01/49 (Call 02/01/49)	1,685	1,321,326
3.25%, 09/01/23 (Call 08/01/23)(b)	1,200	1,193,976
3.60%, 12/01/47 (Call 06/01/47)	1,639	1,374,777
3.65%, 09/01/28 (Call 06/01/28)(b)	2,023	1,957,455
3.65%, 09/01/42 (Call 03/01/42)	1,920	1,638,394
3.70%, 05/01/28 (Call 02/01/28)(b)	1,564	1,528,091
3.80%, 01/01/43 (Call 07/01/42)(b)	494	427,527
3.80%, 03/01/46 (Call 09/01/45)(b)	2,448	2,114,778
3.85%, 05/01/49 (Call 11/01/48)	2,867	2,491,710
3.95%, 05/01/42 (Call 11/01/41)(b)	200	180,012
4.05%, 05/01/48 (Call 11/01/47)	1,801	1,620,810
5.50%, 03/01/40(b)	247	261,842
5.80%, 05/01/37	193	211,501
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)(b)	1,597	1,441,883
0.84%, 11/08/23 (Call 10/03/22)(b)	7,035	6,758,243
1.60%, 08/15/30 (Call 05/15/30)(b)	1,573	1,256,371
2.45%, 11/15/31 (Call 08/15/31)(b)	120	100,040
2.88%, 06/15/24 (Call 05/15/24)	4,817	4,707,606

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	$3,050	$2,657,587
3.65%, 05/15/25 (Call 02/15/25)	2,068	2,000,438
4.10%, 06/15/30 (Call 03/15/30)	1,264	1,169,364
4.22%, 03/15/32 (Call 12/15/31)(b)	2,534	2,342,227
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)(b)	420	300,720
3.25%, 09/15/49 (Call 03/15/49)	2,773	2,088,152
4.22%, 06/15/48 (Call 12/15/47)	3,235	2,883,388
4.30%, 05/20/45 (Call 11/20/44)	987	873,110
5.64%, 04/15/41 (Call 10/15/40)	25	25,929
5.76%, 10/01/39	1,320	1,402,606
5.80%, 03/15/40	960	1,019,366
6.27%, 03/15/37(b)	925	1,018,055
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	2,800	2,642,192
3.70%, 03/15/52 (Call 09/15/51)(b)	45	38,392
4.15%, 05/15/48 (Call 11/15/47)	1,655	1,502,856
4.50%, 08/15/40	483	456,372
6.00%, 06/01/39(b)	940	1,027,975
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,403	1,400,250
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,460	2,079,020
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	2,234	1,977,693
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	1,936	1,508,551
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	3,150	2,591,977
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	1,495	1,106,300
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	100	89,150
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(b)	3,120	2,952,050
3.30%, 04/01/25 (Call 03/01/25)(b)	2,115	2,057,768
3.40%, 02/01/28 (Call 11/01/27)(b)	3,517	3,331,091
3.70%, 04/01/29 (Call 02/01/29)	1,435	1,343,217
3.80%, 02/01/38 (Call 08/01/37)	3,577	3,063,021
4.00%, 02/01/48 (Call 08/01/47)	1,202	1,003,454
4.13%, 04/01/52 (Call 01/01/27)(a)	3,830	3,240,563
6.00%, 10/15/39(b)	3,091	3,283,075
Sierra Pacific Power Co., 2.60%, 05/01/26
(Call 02/01/26)	3,009	2,849,433
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)(b)	1,710	1,627,407
2.25%, 06/01/30 (Call 03/01/30)	1,437	1,203,042
2.75%, 02/01/32 (Call 11/01/31)(b)	2,295	1,946,321
2.85%, 08/01/29 (Call 05/01/29)(b)	2,133	1,883,204
3.45%, 02/01/52 (Call 08/01/51)	1,280	982,093
3.65%, 02/01/50 (Call 08/01/49)(b)	4,519	3,462,593
4.00%, 04/01/47 (Call 10/01/46)	6,564	5,291,962
4.05%, 03/15/42 (Call 09/15/41)	1,602	1,318,702
4.50%, 09/01/40 (Call 03/01/40)	1,500	1,320,690
4.65%, 10/01/43 (Call 04/01/43)(b)	1,738	1,567,294
5.50%, 03/15/40	2,803	2,764,375
5.63%, 02/01/36	1,284	1,285,130
6.00%, 01/15/34	1,319	1,387,324
6.05%, 03/15/39(b)	2,740	2,869,410
6.65%, 04/01/29	1,350	1,413,599
Series 04-G, 5.75%, 04/01/35	679	691,623
Series 05-E, 5.35%, 07/15/35(b)	1,466	1,448,569
Series 06-E, 5.55%, 01/15/37(b)	1,590	1,573,241
Series 08-A, 5.95%, 02/01/38	1,887	1,946,686
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	1,744	1,407,774
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	1,285	1,158,736

Security	Par (000)	Value

Electric (continued)
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	$355	$239,799
Series A, 4.20%, 03/01/29 (Call 12/01/28)(b)	1,403	1,358,834
Series B, 3.65%, 03/01/28 (Call 12/01/27)(b)	2,317	2,205,807
Series B, 4.88%, 03/01/49 (Call 09/01/48)	2,476	2,282,402
Series C, 3.50%, 10/01/23 (Call 07/01/23)(b)	5,034	5,010,290
Series C, 3.60%, 02/01/45 (Call 08/01/44)	1,120	840,235
Series C, 4.13%, 03/01/48 (Call 09/01/47)	3,122	2,590,105
Series C, 4.20%, 06/01/25	1,335	1,332,143
Series D, 4.70%, 06/01/27 (Call 05/01/27)	1,490	1,489,776
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,846	3,789,964
Series E, 5.45%, 06/01/52 (Call 12/01/51)	1,745	1,741,021
Series G, 2.50%, 06/01/31 (Call 03/01/31)	2,142	1,797,888
Series H, 3.65%, 06/01/51 (Call 12/01/50)	1,170	914,566
Series K, 0.98%, 08/01/24(b)	625	589,038
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	9,168	8,766,167
4.25%, 07/01/36 (Call 01/01/36)	805	738,024
4.40%, 07/01/46 (Call 01/01/46)	5,806	5,119,382
4.48%, 08/01/24(b)(e)	15	15,021
5.11%, 08/01/27	2,150	2,150,623
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	1,000	949,500
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(a)	1,370	1,189,324
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	1,055	902,858
Series A, 3.70%, 04/30/30 (Call 01/30/30)(b)	3,935	3,673,047
Series B, 4.00%, 01/15/51 (Call 10/15/25)(a)	1,050	975,975
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)(b)	1,383	1,236,928
4.15%, 12/01/25 (Call 09/01/25)	3,411	3,388,249
5.15%, 09/15/41	2,458	2,355,723
5.25%, 07/15/43	1,060	999,262
Series F, 4.95%, 12/15/46 (Call 06/15/46)	1,345	1,234,011
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	650	469,885
6.20%, 03/15/40	1,699	1,796,489
Series J, 3.90%, 04/01/45 (Call 10/01/44)	505	404,146
Series K, 2.75%, 10/01/26 (Call 07/01/26)(b)	1,690	1,575,131
Series L, 3.85%, 02/01/48 (Call 08/01/47)	2,198	1,753,103
Series M, 4.10%, 09/15/28 (Call 06/15/28)(b)	1,595	1,543,306
Series N, 1.65%, 03/15/26 (Call 02/15/26)	1,215	1,101,519
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)(b)	810	798,879
3.40%, 08/15/46 (Call 02/15/46)	1,098	853,058
3.70%, 08/15/47 (Call 02/15/47)	1,885	1,530,488
3.75%, 06/15/49 (Call 12/15/48)	1,448	1,209,370
4.50%, 08/15/41 (Call 02/15/41)	1,811	1,680,499
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	1,433	1,296,965
Series 8, 3.15%, 05/01/50 (Call 11/01/49)(b)	833	638,853
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	1,764	1,516,740
3.45%, 03/15/51 (Call 09/15/50)	160	126,600
3.63%, 06/15/50 (Call 12/15/49)	1,016	816,163
4.10%, 06/15/42 (Call 12/15/41)	1,036	908,800
4.30%, 06/15/48 (Call 12/15/47)	1,298	1,166,668
4.35%, 05/15/44 (Call 11/15/43)	1,805	1,630,312
4.45%, 06/15/49 (Call 12/15/48)	1,899	1,751,144
5.00%, 07/15/52 (Call 01/15/52)	695	697,328
Toledo Edison Co. (The), 6.15%, 05/15/37	814	906,112
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)(b)	3,105	2,471,828
3.05%, 03/15/25 (Call 12/15/24)(b)	260	252,317

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.25%, 05/15/32 (Call 02/15/32)(b)	$943	$839,760
3.25%, 05/01/51 (Call 11/01/50)	1,150	843,571
4.00%, 06/15/50 (Call 12/15/49)	1,317	1,089,699
4.85%, 12/01/48 (Call 06/01/48)	1,112	1,071,901
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)(b)	1,730	1,425,831
2.63%, 03/15/51 (Call 09/15/50)	896	619,270
2.95%, 06/15/27 (Call 03/15/27)(b)	2,533	2,403,716
2.95%, 03/15/30 (Call 12/15/29)	2,734	2,485,889
3.25%, 10/01/49 (Call 04/01/49)	2,896	2,237,536
3.50%, 04/15/24 (Call 01/15/24)	1,940	1,931,445
3.50%, 03/15/29 (Call 12/15/28)	2,239	2,137,551
3.65%, 04/15/45 (Call 10/15/44)	1,470	1,214,926
3.90%, 09/15/42 (Call 03/15/42)	750	653,325
3.90%, 04/01/52 (Call 10/01/51)(b)	445	391,280
4.00%, 04/01/48 (Call 10/01/47)	2,400	2,102,928
5.30%, 08/01/37(b)	115	117,527
8.45%, 03/15/39	193	254,984
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	2,105	1,795,944
2.40%, 03/30/32 (Call 12/30/31)	1,085	928,359
2.45%, 12/15/50 (Call 06/15/50)	3,027	2,034,114
2.95%, 11/15/51 (Call 05/15/51)	2,365	1,754,215
3.30%, 12/01/49 (Call 06/01/49)(b)	1,635	1,299,989
3.45%, 02/15/24 (Call 11/15/23)	1,114	1,106,659
4.00%, 01/15/43 (Call 07/15/42)	1,415	1,253,336
4.45%, 02/15/44 (Call 08/15/43)	1,750	1,617,647
4.60%, 12/01/48 (Call 06/01/48)	2,230	2,131,590
6.35%, 11/30/37	1,502	1,691,552
8.88%, 11/15/38	1,833	2,560,683
Series A, 2.88%, 07/15/29 (Call 04/15/29)(b)	1,426	1,303,407
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,217	2,159,003
Series A, 3.15%, 01/15/26 (Call 10/15/25)	3,937	3,821,370
Series A, 3.50%, 03/15/27 (Call 12/15/26)	2,232	2,170,151
Series A, 3.80%, 04/01/28 (Call 01/01/28)	3,280	3,206,594
Series A, 6.00%, 05/15/37(b)	1,937	2,103,388
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,315	2,212,121
Series B, 3.75%, 05/15/27 (Call 04/15/27)(b)	795	780,269
Series B, 3.80%, 09/15/47 (Call 03/15/47)	2,152	1,835,183
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,357	1,203,713
Series B, 6.00%, 01/15/36	1,319	1,433,661
Series C, 4.00%, 11/15/46 (Call 05/15/46)	1,900	1,669,872
Series C, 4.63%, 05/15/52 (Call 11/15/51)(b)	2,320	2,251,722
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,115	2,010,350
WEC Energy Group Inc.
0.55%, 09/15/23(b)	1,042	1,006,364
0.80%, 03/15/24 (Call 02/15/24)(b)	934	890,009
1.38%, 10/15/27 (Call 08/15/27)	1,562	1,348,131
1.80%, 10/15/30 (Call 07/15/30)(b)	513	414,566
2.20%, 12/15/28 (Call 10/15/28)	592	513,607
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)(b)	1,995	1,738,962
2.05%, 12/15/24 (Call 11/15/24)	1,660	1,594,264
4.30%, 10/15/48 (Call 04/15/48)	745	676,169
5.63%, 05/15/33(b)	110	118,088
5.70%, 12/01/36	475	505,153
Wisconsin Power & Light Co., 3.95%, 09/01/32	4,810	4,596,532
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)(b)	1,850	1,511,283
3.00%, 07/01/29 (Call 04/01/29)	1,943	1,770,695

Security	Par (000)	Value

Electric (continued)
3.05%, 10/15/27 (Call 07/15/27)	$1,205	$1,146,003
3.65%, 04/01/50 (Call 10/01/49)	1,520	1,221,761
6.38%, 08/15/37	245	273,582
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	1,255	907,076
3.30%, 09/01/49 (Call 03/01/49)	1,510	1,184,308
3.67%, 12/01/42	1,180	984,686
4.75%, 11/01/44 (Call 05/01/44)(b)	1,568	1,495,229
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	554	533,951
1.75%, 03/15/27 (Call 02/15/27)	2,485	2,224,373
2.35%, 11/15/31 (Call 05/15/31)	1,850	1,525,010
2.60%, 12/01/29 (Call 06/01/29)	2,736	2,395,696
3.30%, 06/01/25 (Call 12/01/24)	2,549	2,486,473
3.35%, 12/01/26 (Call 06/01/26)	2,682	2,577,053
3.40%, 06/01/30 (Call 12/01/29)	2,305	2,113,915
3.50%, 12/01/49 (Call 06/01/49)(b)	1,665	1,314,651
4.00%, 06/15/28 (Call 12/15/27)(b)	3,541	3,470,676
4.60%, 06/01/32 (Call 12/01/31)	2,890	2,866,533
6.50%, 07/01/36(b)	904	1,014,442

		1,562,994,173

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	1,291	1,026,074
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(b)	504	449,109
1.80%, 10/15/27 (Call 08/15/27)	2,851	2,562,650
1.95%, 10/15/30 (Call 07/15/30)	816	692,996
2.00%, 12/21/28 (Call 10/21/28)(b)	2,200	1,955,822
2.20%, 12/21/31 (Call 09/21/31)	2,175	1,846,292
2.75%, 10/15/50 (Call 04/15/50)	2,460	1,801,015
2.80%, 12/21/51 (Call 06/21/51)	1,985	1,443,075
3.15%, 06/01/25 (Call 03/01/25)	3,440	3,383,894
5.25%, 11/15/39	1,440	1,502,410

		16,663,337

Electronics — 0.2%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)(b)	689	567,839
2.30%, 03/12/31 (Call 12/12/30)(b)	3,584	2,949,166
2.75%, 09/15/29 (Call 06/15/29)	2,179	1,910,525
3.05%, 09/22/26 (Call 06/22/26)(b)	2,681	2,547,486
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,001	1,765,762
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	2,651	2,576,852
3.55%, 10/01/27 (Call 07/01/27)	1,627	1,500,322
5.41%, 07/01/32 (Call 04/01/32)(b)	1,270	1,250,899
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	966	918,714
2.20%, 09/15/31 (Call 06/15/31)	2,095	1,727,579
2.80%, 02/15/30 (Call 11/15/29)	4,307	3,766,687
3.20%, 04/01/24 (Call 02/01/24)	1,834	1,815,605
4.35%, 06/01/29 (Call 03/01/29)	1,506	1,487,446
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	3,235	2,613,621
3.25%, 09/08/24 (Call 07/08/24)(b)	2,423	2,366,108
3.88%, 01/12/28 (Call 10/12/27)	1,395	1,316,755
4.00%, 04/01/25 (Call 01/01/25)(b)	1,581	1,551,609
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	2,091	1,660,484

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
4.63%, 04/15/26 (Call 01/15/26)(b)	$2,876	$2,844,939
5.50%, 06/01/32 (Call 03/01/32)	1,165	1,110,618
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	2,360	2,249,576
4.75%, 06/15/25 (Call 03/15/25)(b)	3,042	3,020,067
4.88%, 06/15/29 (Call 03/15/29)	3,331	3,146,429
4.88%, 05/12/30 (Call 02/12/30)(b)	2,109	1,990,938
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	4,256	4,072,354
4.30%, 06/15/46 (Call 12/15/45)	1,315	1,152,979
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	2,494	2,225,321
1.35%, 06/01/25 (Call 05/01/25)	3,549	3,331,375
1.75%, 09/01/31 (Call 06/01/31)	3,055	2,528,990
1.95%, 06/01/30 (Call 03/01/30)	2,166	1,866,745
2.30%, 08/15/24 (Call 07/15/24)(b)	4,685	4,570,358
2.50%, 11/01/26 (Call 08/01/26)	7,629	7,242,133
2.70%, 08/15/29 (Call 05/15/29)	4,905	4,509,755
2.80%, 06/01/50 (Call 12/01/49)(b)	3,550	2,769,249
3.35%, 12/01/23	125	124,683
3.81%, 11/21/47 (Call 05/21/47)	2,370	2,137,408
5.38%, 03/01/41(b)	790	858,612
5.70%, 03/15/36	345	385,030
5.70%, 03/15/37	1,058	1,193,488
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	525	438,989
3.15%, 08/15/27 (Call 05/15/27)	662	619,751
3.35%, 03/01/26 (Call 12/01/25)(b)	1,755	1,700,630
3.50%, 02/15/28 (Call 11/15/27)	2,384	2,274,408
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	3,335	2,977,988
3.00%, 01/15/31 (Call 10/15/30)	3,961	3,300,424
3.60%, 01/15/30 (Call 10/15/29)	891	780,079
3.95%, 01/12/28 (Call 10/12/27)	2,725	2,568,585
4.25%, 05/15/27 (Call 04/15/27)(b)	910	880,953
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)(b)	2,629	2,304,739
4.55%, 10/30/24 (Call 07/30/24)(b)	3,538	3,557,141
4.60%, 04/06/27 (Call 01/06/27)	3,698	3,710,314
Legrand France SA, 8.50%, 02/15/25	2,827	3,113,121
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 09/12/22)	330	306,171
1.75%, 08/09/26 (Call 07/09/26)	3,521	3,081,086
2.38%, 08/09/28 (Call 06/09/28)(b)	3,050	2,558,798
2.65%, 08/09/31 (Call 05/09/31)	2,285	1,815,684
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	2,655	2,665,886
4.90%, 06/15/28 (Call 03/15/28)	2,369	2,338,416
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)(b)	150	130,236
3.13%, 08/15/27 (Call 05/15/27)	3,280	3,115,180
3.45%, 08/01/24 (Call 05/01/24)(b)	739	732,689
3.70%, 02/15/26 (Call 11/15/25)	1,454	1,433,310
7.13%, 10/01/37	566	690,786
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)(b)	2,135	1,867,655
2.40%, 04/01/28 (Call 02/01/28)	1,991	1,618,504
2.95%, 04/01/31 (Call 01/01/31)	3,190	2,452,887

		140,658,916

Security	Par (000)	Value

Entertainment — 0.1%
Magallanes Inc.
3.43%, 03/15/24(f)	$7,040	$6,882,374
3.53%, 03/15/24 (Call 03/15/23)(f)	528	515,148
3.64%, 03/15/25(b)(f)	9,925	9,586,161
3.76%, 03/15/27 (Call 02/15/27)(f)	15,870	14,823,374
3.79%, 03/15/25 (Call 03/15/23)(f)	285	274,649
4.05%, 03/15/29 (Call 01/15/29)(f)	5,045	4,582,474
4.28%, 03/15/32 (Call 12/15/31)(b)(f)	16,635	14,450,159
5.05%, 03/15/42 (Call 09/15/41)(f)	5,860	4,788,851
5.14%, 03/15/52 (Call 09/15/51)(f)	20,565	16,556,676
5.39%, 03/15/62 (Call 09/15/61)(f)	6,915	5,560,766

		78,020,632

Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)
	863	770,685
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	1,510	1,357,913
1.45%, 02/15/31 (Call 11/15/30)(b)	3,778	2,972,870
1.75%, 02/15/32 (Call 11/15/31)(b)	1,350	1,056,564
2.30%, 03/01/30 (Call 12/01/29)(b)	2,190	1,879,852
2.38%, 03/15/33 (Call 12/15/32)	2,605	2,126,514
2.50%, 08/15/24 (Call 07/15/24)	3,173	3,077,651
2.90%, 07/01/26 (Call 04/01/26)(b)	1,579	1,501,866
3.05%, 03/01/50 (Call 09/01/49)	2,085	1,557,495
3.20%, 03/15/25 (Call 12/15/24)(b)	3,390	3,313,183
3.38%, 11/15/27 (Call 08/15/27)(b)	2,735	2,604,814
3.95%, 05/15/28 (Call 02/15/28)	3,421	3,350,117
5.70%, 05/15/41 (Call 11/15/40)	136	144,847
6.20%, 03/01/40	335	368,956
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	2,633	2,169,250
2.60%, 02/01/30 (Call 11/01/29)	2,577	2,259,900
2.95%, 01/15/52 (Call 07/15/51)	2,580	1,858,735
3.05%, 04/01/50 (Call 10/01/49)	901	669,290
3.20%, 06/01/32 (Call 03/01/32)	2,065	1,837,974
3.50%, 05/01/29 (Call 02/01/29)(b)	2,076	1,957,813
4.20%, 01/15/33	2,000	1,919,800
4.25%, 12/01/28 (Call 09/01/28)(b)	2,402	2,360,541
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	1,483	1,340,128
1.15%, 03/15/28 (Call 01/15/28)	1,320	1,117,486
1.50%, 03/15/31 (Call 12/15/30)	473	377,894
2.00%, 06/01/29 (Call 04/01/29)(b)	1,530	1,323,863
2.50%, 11/15/50 (Call 05/15/50)(b)	237	159,330
2.95%, 06/01/41 (Call 12/01/40)	3,410	2,656,424
3.13%, 03/01/25 (Call 12/01/24)(b)	476	467,994
3.15%, 11/15/27 (Call 08/15/27)	3,473	3,312,790
4.10%, 03/01/45 (Call 09/01/44)(b)	180	160,717
4.15%, 04/15/32 (Call 01/15/32)	190	185,626
4.15%, 07/15/49 (Call 01/15/49)	2,872	2,651,114

		54,869,996

Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,516	1,658,140
Bestfoods, Series E, 7.25%, 12/15/26(b)	1,052	1,184,657
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	2,988	2,529,282
3.13%, 04/24/50 (Call 10/24/49)	1,780	1,260,489
3.30%, 03/19/25 (Call 12/19/24)	1,684	1,644,106
3.95%, 03/15/25 (Call 01/15/25)	3,842	3,809,727

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.15%, 03/15/28 (Call 12/15/27)	$3,472	$3,409,678
4.80%, 03/15/48 (Call 09/15/47)	2,400	2,235,720
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	1,618	1,353,975
4.30%, 05/01/24 (Call 04/01/24)(b)	4,300	4,297,377
4.60%, 11/01/25 (Call 09/01/25)	3,071	3,066,117
4.85%, 11/01/28 (Call 08/01/28)	3,410	3,374,502
5.30%, 11/01/38 (Call 05/01/38)	3,726	3,548,046
5.40%, 11/01/48 (Call 05/01/48)(b)	3,518	3,337,632
7.00%, 10/01/28	2,519	2,718,732
8.25%, 09/15/30(b)	1,395	1,621,534
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)(b)	1,665	1,382,000
3.50%, 10/01/26 (Call 07/01/26)	1,572	1,495,318
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(b)	2,162	1,790,720
2.88%, 04/15/30 (Call 01/15/30)(b)	3,514	3,143,414
3.00%, 02/01/51 (Call 08/01/50)(b)	2,554	1,857,141
3.20%, 02/10/27 (Call 11/10/26)	2,897	2,792,302
3.65%, 02/15/24 (Call 11/15/23)	3,362	3,351,780
4.00%, 04/17/25 (Call 02/17/25)	4,070	4,057,464
4.20%, 04/17/28 (Call 01/17/28)	5,278	5,249,552
4.70%, 04/17/48 (Call 10/17/47)	10	9,494
5.40%, 06/15/40	427	441,304
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(b)	1,511	1,395,031
1.70%, 06/01/30 (Call 03/01/30)	1,222	1,021,250
2.05%, 11/15/24 (Call 10/15/24)	1,280	1,237,645
2.30%, 08/15/26 (Call 05/15/26)(b)	3,957	3,737,268
2.45%, 11/15/29 (Call 08/15/29)	1,638	1,463,062
2.65%, 06/01/50 (Call 12/01/49)	620	448,762
3.13%, 11/15/49 (Call 05/15/49)	1,869	1,481,725
3.20%, 08/21/25 (Call 05/21/25)(b)	878	862,073
Hormel Foods Corp.
0.65%, 06/03/24 (Call 10/03/22)	307	291,616
1.70%, 06/03/28 (Call 04/03/28)	4,210	3,742,732
1.80%, 06/11/30 (Call 03/11/30)	502	424,421
3.05%, 06/03/51 (Call 12/03/50)	3,260	2,529,564
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)(b)	1,279	1,113,267
3.20%, 10/01/26 (Call 07/01/26)(b)	2,980	2,855,972
3.90%, 06/01/50 (Call 12/01/49)	2,135	1,687,589
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(f)	30	25,948
3.00%, 05/15/32 (Call 02/15/32)(f)	500	411,865
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(b)	2,175	1,742,719
2.38%, 03/15/30 (Call 12/15/29)	1,965	1,670,604
2.75%, 09/15/41 (Call 03/15/41)	1,070	753,751
3.38%, 12/15/27 (Call 09/15/27)(b)	2,705	2,574,754
3.50%, 03/15/25	5,110	5,041,833
3.55%, 03/15/50 (Call 09/15/49)(b)	1,768	1,314,862
4.25%, 03/15/35	2,267	2,087,998
4.38%, 03/15/45	1,846	1,597,990
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	590	489,505
2.65%, 12/01/23(b)	3,667	3,616,615
3.25%, 04/01/26	2,976	2,887,613
3.40%, 11/15/27 (Call 08/15/27)(b)	1,961	1,865,205

Security	Par (000)	Value

Food (continued)
4.30%, 05/15/28 (Call 02/15/28)(b)	$2,949	$2,915,322
4.50%, 04/01/46	1,924	1,760,345
Series B, 7.45%, 04/01/31(b)	3,442	3,954,238
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(b)	1,120	1,175,362
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	6,920	6,543,552
3.75%, 04/01/30 (Call 01/01/30)(b)	2,565	2,370,291
3.88%, 05/15/27 (Call 02/15/27)	4,510	4,356,525
4.25%, 03/01/31 (Call 12/01/30)	1,637	1,552,825
4.38%, 06/01/46 (Call 12/01/45)(b)	8,770	7,442,134
4.63%, 01/30/29 (Call 10/30/28)	1,665	1,647,867
4.63%, 10/01/39 (Call 04/01/39)	1,550	1,376,384
4.88%, 10/01/49 (Call 04/01/49)	3,085	2,797,416
5.00%, 07/15/35 (Call 01/15/35)(b)	2,775	2,696,828
5.00%, 06/04/42	5,200	4,849,624
5.20%, 07/15/45 (Call 01/15/45)	6,220	5,845,805
5.50%, 06/01/50 (Call 12/01/49)	2,720	2,694,459
6.50%, 02/09/40	2,715	2,905,294
6.75%, 03/15/32	1,375	1,523,967
6.88%, 01/26/39	3,160	3,497,014
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	1,905	1,520,152
2.20%, 05/01/30 (Call 02/01/30)	2,373	1,995,290
2.65%, 10/15/26 (Call 07/15/26)	3,347	3,160,840
3.50%, 02/01/26 (Call 11/01/25)	2,481	2,423,565
3.70%, 08/01/27 (Call 05/01/27)(b)	2,425	2,356,009
3.88%, 10/15/46 (Call 04/15/46)(b)	2,461	2,051,563
3.95%, 01/15/50 (Call 07/15/49)	2,881	2,442,656
4.00%, 02/01/24 (Call 11/01/23)(b)	3,199	3,199,448
4.45%, 02/01/47 (Call 08/01/46)	1,551	1,406,493
4.50%, 01/15/29 (Call 10/15/28)(b)	2,681	2,662,045
4.65%, 01/15/48 (Call 07/15/47)(b)	1,824	1,693,256
5.00%, 04/15/42 (Call 10/15/41)	1,276	1,218,312
5.15%, 08/01/43 (Call 02/01/43)(b)	1,925	1,888,329
5.40%, 07/15/40 (Call 01/15/40)	988	994,709
5.40%, 01/15/49 (Call 07/15/48)(b)	2,062	2,134,789
6.90%, 04/15/38	1,925	2,221,835
7.50%, 04/01/31	1,178	1,394,139
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)(b)	2,950	2,629,099
1.85%, 02/15/31 (Call 11/15/30)(b)	2,278	1,813,561
2.50%, 04/15/30 (Call 01/15/30)	2,605	2,246,083
3.15%, 08/15/24 (Call 06/15/24)(b)	4,012	3,948,129
3.40%, 08/15/27 (Call 05/15/27)(b)	4,140	3,976,346
4.20%, 08/15/47 (Call 02/15/47)	1,480	1,294,882
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	3,850	3,602,945
1.50%, 02/04/31 (Call 11/04/30)	2,631	2,078,306
1.88%, 10/15/32 (Call 07/15/32)	2,129	1,669,626
2.13%, 03/17/24	186	181,106
2.63%, 03/17/27 (Call 02/17/27)	500	466,505
2.63%, 09/04/50 (Call 03/04/50)	3,715	2,495,700
2.75%, 04/13/30 (Call 01/13/30)	2,096	1,852,403
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	3,059	2,631,382
2.45%, 12/14/31 (Call 09/14/31)(b)	1,300	1,087,892
3.15%, 12/14/51 (Call 06/14/51)	1,605	1,154,172
3.25%, 07/15/27 (Call 04/15/27)	3,831	3,633,474
3.30%, 07/15/26 (Call 04/15/26)	3,315	3,207,196
3.30%, 02/15/50 (Call 08/15/49)	1,809	1,333,504

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.75%, 10/01/25 (Call 07/01/25)	$5,135	$5,062,751
4.45%, 03/15/48 (Call 09/15/47)	1,853	1,639,423
4.50%, 04/01/46 (Call 10/01/45)	825	732,740
4.85%, 10/01/45 (Call 04/01/45)	2,320	2,162,008
5.38%, 09/21/35(b)	1,904	1,953,675
5.95%, 04/01/30 (Call 01/01/30)	2,018	2,148,282
6.60%, 04/01/40 (Call 10/01/39)	770	879,471
6.60%, 04/01/50 (Call 10/01/49)	4,297	5,019,626
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	4,993	4,787,688
3.90%, 09/28/23 (Call 08/28/23)	1,986	1,985,206
3.95%, 08/15/24 (Call 05/15/24)	4,356	4,343,324
4.00%, 03/01/26 (Call 01/01/26)	3,721	3,678,320
4.35%, 03/01/29 (Call 12/01/28)(b)	3,704	3,665,330
4.55%, 06/02/47 (Call 12/02/46)(b)	1,896	1,737,836
4.88%, 08/15/34 (Call 02/15/34)	3,551	3,522,983
5.10%, 09/28/48 (Call 03/28/48)	4,655	4,595,649
5.15%, 08/15/44 (Call 02/15/44)	2,481	2,431,107

		305,309,854

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	2,298	2,121,766
4.50%, 08/01/24 (Call 05/01/24)	2,214	2,215,993
5.50%, 11/02/47 (Call 05/02/47)	1,475	1,265,904
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)(b)	522	517,766
5.50%, 01/17/27(b)	2,979	3,009,505
Georgia-Pacific LLC
7.75%, 11/15/29	1,738	2,063,319
8.00%, 01/15/24(b)	2,794	2,939,148
8.88%, 05/15/31	2,180	2,801,780
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(b)	816	720,944
4.40%, 08/15/47 (Call 02/15/47)	3,258	2,856,745
4.80%, 06/15/44 (Call 12/15/43)	3,345	3,031,440
5.00%, 09/15/35 (Call 03/15/35)(b)	100	99,757
5.15%, 05/15/46 (Call 11/15/45)	300	291,405
6.00%, 11/15/41 (Call 05/15/41)	2,756	2,820,435
7.30%, 11/15/39	2,436	2,810,096
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)(b)	1,770	1,493,845
3.13%, 01/15/32 (Call 10/15/31)(b)	867	684,167
3.75%, 01/15/31 (Call 10/15/30)	1,009	854,593
5.00%, 01/15/30 (Call 10/15/29)(b)	4,031	3,769,348
6.00%, 01/15/29 (Call 10/15/28)(b)	6,387	6,384,573

		42,752,529

Gas — 0.1%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	1,800	1,436,616
2.63%, 09/15/29 (Call 06/15/29)	1,065	950,853
2.85%, 02/15/52 (Call 08/15/51)	490	350,100
3.00%, 06/15/27 (Call 03/15/27)	2,055	1,962,546
3.38%, 09/15/49 (Call 03/15/49)	2,691	2,131,541
4.13%, 10/15/44 (Call 04/15/44)(b)	1,726	1,520,589
4.13%, 03/15/49 (Call 09/15/48)	2,559	2,295,653
4.15%, 01/15/43 (Call 07/15/42)	2,509	2,238,404
4.30%, 10/01/48 (Call 04/01/48)	1,668	1,535,828
5.50%, 06/15/41 (Call 12/15/40)	1,916	1,997,564

Security	Par (000)	Value

Gas (continued)
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	$1,820	$1,485,775
4.00%, 04/01/28 (Call 01/01/28)	2,029	1,964,965
4.10%, 09/01/47 (Call 03/01/47)(b)	2,058	1,827,998
4.40%, 07/01/32 (Call 04/01/32)	1,910	1,904,862
5.85%, 01/15/41 (Call 07/15/40)	878	927,660
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)(b)	3,692	3,674,168
3.60%, 12/15/24 (Call 09/15/24)	516	510,499
Series A, 2.50%, 11/15/24 (Call 10/15/24)	4,932	4,746,853
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	1,200	980,508
3.95%, 09/15/27 (Call 06/15/27)	624	575,035
4.75%, 09/01/28 (Call 06/01/28)	1,973	1,900,236
5.20%, 07/15/25 (Call 04/15/25)(b)	1,609	1,614,101
5.50%, 01/15/26 (Call 12/15/25)	1,610	1,625,939
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	4,929	4,484,404
1.70%, 02/15/31 (Call 11/15/30)	3,385	2,660,407
2.95%, 09/01/29 (Call 06/01/29)	1,824	1,623,579
3.49%, 05/15/27 (Call 02/15/27)	1,674	1,602,269
3.60%, 05/01/30 (Call 02/01/30)(b)	3,794	3,496,512
3.95%, 03/30/48 (Call 09/30/47)	2,951	2,426,932
4.38%, 05/15/47 (Call 11/15/46)	2,056	1,813,598
4.80%, 02/15/44 (Call 08/15/43)	2,959	2,713,285
5.00%, 06/15/52 (Call 12/15/51)	2,590	2,509,710
5.25%, 02/15/43 (Call 08/15/42)	1,230	1,199,570
5.65%, 02/01/45 (Call 08/01/44)	2,287	2,323,935
5.95%, 06/15/41 (Call 12/15/40)	1,760	1,812,518
ONE Gas Inc.
1.10%, 03/11/24 (Call 09/16/22)(b)	2,085	2,006,187
2.00%, 05/15/30 (Call 02/15/30)	277	228,988
3.61%, 02/01/24 (Call 11/01/23)	978	969,540
4.50%, 11/01/48 (Call 05/01/48)	1,757	1,536,145
4.66%, 02/01/44 (Call 08/01/43)	1,493	1,368,170
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	2,635	2,222,306
3.35%, 06/01/50 (Call 12/01/49)	2,200	1,618,298
3.50%, 06/01/29 (Call 03/01/29)(b)	1,694	1,577,588
3.64%, 11/01/46 (Call 05/01/46)	1,092	843,472
4.65%, 08/01/43 (Call 02/01/43)	785	707,630
5.05%, 05/15/52 (Call 11/15/51)	545	532,983
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)(b)	2,390	2,278,028
3.15%, 09/15/24 (Call 06/15/24)	3,465	3,415,936
3.20%, 06/15/25 (Call 03/15/25)(b)	1,227	1,196,938
3.75%, 09/15/42 (Call 03/15/42)	1,155	960,844
5.13%, 11/15/40	1,820	1,790,825
Series TT, 2.60%, 06/15/26 (Call 03/15/26)(b)	2,297	2,169,723
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,624	1,402,762
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	1,805	1,615,367
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	797	675,442
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	2,528	2,253,131
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	1,543	1,516,954
3.25%, 06/15/26 (Call 03/15/26)	1,630	1,554,498
3.95%, 10/01/46 (Call 04/01/46)	2,228	1,788,015
4.40%, 06/01/43 (Call 12/01/42)	1,915	1,656,724
4.40%, 05/30/47 (Call 11/30/46)	2,008	1,737,984
5.88%, 03/15/41 (Call 09/15/40)(b)	2,105	2,186,716

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	$2,594	$2,055,563
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	1,670	1,168,516
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,353	1,068,315
3.18%, 08/15/51 (Call 02/15/51)	1,230	821,197
3.70%, 04/01/28 (Call 01/01/28)(b)	1,833	1,701,006
3.80%, 09/29/46 (Call 03/29/46)	1,366	1,025,074
4.05%, 03/15/32 (Call 12/15/31)(b)	2,527	2,300,379
4.15%, 06/01/49 (Call 12/01/48)	1,279	1,020,719
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	305	225,776
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	1,015	826,149
Series K, 3.80%, 09/15/46 (Call 03/15/46)	1,736	1,451,140

		124,300,040

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)(b)	1,365	1,080,056
4.63%, 06/15/28 (Call 03/15/28)	725	696,783
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(b)	1,384	1,091,201
3.25%, 03/01/27 (Call 12/01/26)(b)	1,775	1,732,720
4.10%, 03/01/48 (Call 09/01/47)	510	465,916
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)	10	9,606
2.30%, 03/15/30 (Call 12/15/29)(b)	3,730	3,189,821
2.75%, 11/15/50 (Call 05/15/50)(b)	1,690	1,148,659
3.00%, 05/15/32 (Call 02/15/32)(b)	1,782	1,557,628
3.40%, 03/01/26 (Call 01/01/26)(b)	3,160	3,085,203
4.00%, 03/15/60 (Call 03/15/25)(a)	2,770	2,536,184
4.25%, 11/15/28 (Call 08/15/28)(b)	1,661	1,644,008
4.85%, 11/15/48 (Call 05/15/48)	1,412	1,387,544
5.20%, 09/01/40	2,453	2,467,448

		22,092,777

Health Care - Products — 0.2%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(b)	4,470	3,907,182
1.40%, 06/30/30 (Call 03/30/30)	3,023	2,505,009
2.95%, 03/15/25 (Call 12/15/24)(b)	4,155	4,086,318
3.40%, 11/30/23 (Call 09/30/23)	4,502	4,490,880
3.75%, 11/30/26 (Call 08/30/26)	5,057	5,069,541
3.88%, 09/15/25 (Call 06/15/25)	3,049	3,062,812
4.75%, 11/30/36 (Call 05/30/36)	6,318	6,652,475
4.75%, 04/15/43 (Call 10/15/42)(b)	2,990	3,019,422
4.90%, 11/30/46 (Call 05/30/46)	8,217	8,656,692
5.30%, 05/27/40	3,400	3,672,646
6.00%, 04/01/39	1,195	1,378,636
6.15%, 11/30/37	2,005	2,371,875
Baxter International Inc.
0.87%, 12/01/23	530	509,754
1.32%, 11/29/24	716	673,706
1.73%, 04/01/31 (Call 01/01/31)	590	465,038
1.92%, 02/01/27 (Call 01/01/27)	6,778	6,091,524
2.27%, 12/01/28 (Call 10/01/28)	5,415	4,690,798
2.54%, 02/01/32 (Call 11/01/31)(b)	895	741,400
2.60%, 08/15/26 (Call 05/15/26)	4,537	4,237,876
3.13%, 12/01/51 (Call 06/01/51)	2,280	1,597,550
3.50%, 08/15/46 (Call 02/15/46)(b)	1,473	1,135,757
3.95%, 04/01/30 (Call 01/01/30)	3,685	3,472,523

Security	Par (000)	Value

Health Care - Products (continued)
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)(b)	$2,550	$2,402,381
2.65%, 06/01/30 (Call 03/01/30)(b)	1,871	1,633,963
3.45%, 03/01/24 (Call 02/01/24)	1,796	1,782,207
4.55%, 03/01/39 (Call 09/01/38)	1,703	1,580,418
4.70%, 03/01/49 (Call 09/01/48)(b)	2,604	2,477,446
6.75%, 11/15/35	1,083	1,228,523
7.38%, 01/15/40(b)	1,166	1,401,777
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	4,038	2,782,747
2.80%, 12/10/51 (Call 06/10/51)	4,170	2,980,466
3.35%, 09/15/25 (Call 06/15/25)	886	871,381
4.38%, 09/15/45 (Call 03/15/45)	1,708	1,568,644
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)(b)	2,473	2,037,752
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	2,932	2,815,512
2.60%, 11/15/29 (Call 08/15/29)	3,086	2,776,196
3.25%, 11/15/39 (Call 05/15/39)	3,492	2,892,040
3.40%, 11/15/49 (Call 05/15/49)(b)	1,974	1,593,373
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)
	2,266	2,253,288
Koninklijke Philips NV
5.00%, 03/15/42	2,582	2,425,247
6.88%, 03/11/38	2,420	2,762,962
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)(b)	30	27,360
4.38%, 03/15/35	7,385	7,327,692
4.63%, 03/15/45(b)	6,567	6,584,862
PerkinElmer Inc.
0.55%, 09/15/23 (Call 10/03/22)	25	23,986
0.85%, 09/15/24 (Call 10/03/22)	777	724,265
1.90%, 09/15/28 (Call 07/15/28)	2,423	2,046,975
2.25%, 09/15/31 (Call 06/15/31)(b)	2,105	1,685,642
2.55%, 03/15/31 (Call 12/15/30)	820	674,015
3.30%, 09/15/29 (Call 06/15/29)	2,186	1,951,180
3.63%, 03/15/51 (Call 09/15/50)	980	751,474
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30).	5,585	4,417,679
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	3,246	2,717,746
3.75%, 03/15/51 (Call 09/15/50)	3,105	2,384,951
Stryker Corp.
0.60%, 12/01/23 (Call 09/12/22)	1,280	1,229,376
1.15%, 06/15/25 (Call 05/15/25)(b)	913	842,991
1.95%, 06/15/30 (Call 03/15/30)(b)	2,803	2,335,319
2.90%, 06/15/50 (Call 12/15/49)(b)	1,821	1,302,834
3.38%, 05/15/24 (Call 02/15/24)	4,420	4,377,877
3.38%, 11/01/25 (Call 08/01/25)	2,883	2,809,685
3.50%, 03/15/26 (Call 12/15/25)	4,664	4,555,562
3.65%, 03/07/28 (Call 12/07/27)(b)	3,467	3,378,730
4.10%, 04/01/43 (Call 10/01/42)	2,723	2,366,804
4.38%, 05/15/44 (Call 11/15/43)	2,533	2,281,346
4.63%, 03/15/46 (Call 09/15/45)	2,015	1,911,852
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)(b)	695	672,649
1.22%, 10/18/24 (Call 10/18/22)	735	695,406
1.75%, 10/15/28 (Call 08/15/28)(b)	3,275	2,882,622
2.00%, 10/15/31 (Call 07/15/31)(b)	2,245	1,890,874
2.60%, 10/01/29 (Call 07/01/29)	3,569	3,259,603
2.80%, 10/15/41 (Call 04/15/41)	1,130	876,292

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.10%, 08/15/47 (Call 02/15/47)	$2,944	$2,745,898
5.30%, 02/01/44 (Call 08/01/43)	1,839	1,968,061
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 11/22/22)	665	624,861
2.60%, 11/24/31 (Call 08/24/31)(b)	3,495	2,909,972
3.05%, 01/15/26 (Call 12/15/25)	2,583	2,472,009
3.55%, 04/01/25 (Call 01/01/25)(b)	540	527,704
4.45%, 08/15/45 (Call 02/15/45)	2,109	1,788,263
5.75%, 11/30/39	318	320,318

		195,100,472

Health Care - Services — 0.8%
AdventHealth Obligated Group, Series E,
2.80%, 11/15/51 (Call 05/15/51)	1,154	808,908
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	633	569,858
3.63%, 03/01/49 (Call 09/01/48)	2,131	1,640,977
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	1,937	1,549,154
3.83%, 08/15/28 (Call 05/15/28)(b)	1,186	1,161,900
4.27%, 08/15/48 (Call 02/15/48)(b)	1,681	1,552,672
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	455	388,838
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	1,622	1,188,212
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	4,715	4,651,065
3.88%, 08/15/47 (Call 02/15/47)(b)	760	619,856
4.13%, 11/15/42 (Call 05/15/42)	3,244	2,764,731
4.50%, 05/15/42 (Call 11/15/41)(b)	1,886	1,682,519
4.75%, 03/15/44 (Call 09/15/43)	1,194	1,090,038
6.63%, 06/15/36	2,806	3,133,993
6.75%, 12/15/37	2,948	3,302,291
AHS Hospital Corp.
5.02%, 07/01/45	725	741,443
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	846	592,048
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	325	231,416
Series 2019, 3.89%, 04/15/49	2,748	2,375,976
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	2,058	1,979,817
4.55%, 05/15/52 (Call 11/15/51)	2,150	2,018,742
Ascension Health
3.95%, 11/15/46(b)	3,430	3,124,010
4.85%, 11/15/53(b)	3,120	3,247,421
Series B, 2.53%, 11/15/29 (Call 08/15/29)	2,294	2,052,281
Series B, 3.11%, 11/15/39 (Call 05/15/39)	1,021	837,976
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	1,063	865,473
2.34%, 01/01/30 (Call 10/01/29)	1,982	1,710,050
2.91%, 01/01/42 (Call 07/01/41)	170	129,950
2.91%, 01/01/51 (Call 07/01/50)	1,527	1,110,679
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)(b)	1,603	1,237,628
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	485	325,125
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	603	471,443
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	2,529	2,209,183
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	800	721,224
4.19%, 11/15/45 (Call 05/15/45)	1,328	1,224,230
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,106	900,494

Security	Par (000)	Value

Health Care - Services (continued)
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	$4,705	$3,421,711
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	655	466,314
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	1,723	1,395,303
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	2,886	2,694,398
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	1,130	922,690
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	1,720	1,298,892
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	1,655	1,218,428
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(b)	1,150	974,430
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	1,876	1,256,901
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,723	1,595,153
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	455	310,801
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44(b)	1,478	1,396,547
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	1,203	840,548
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	1,036	728,412
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)(b)	1,749	1,740,115
City of Hope
Series 2013, 5.62%, 11/15/43	620	666,308
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(b)	677	625,819
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(b)	1,410	1,361,863
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	1,828	1,665,290
2.76%, 10/01/24 (Call 07/01/24)	264	255,747
2.78%, 10/01/30 (Call 04/01/30)	1,872	1,569,859
3.35%, 10/01/29 (Call 04/01/29)	3,045	2,720,921
3.82%, 10/01/49 (Call 04/01/49)(b)	3,372	2,757,419
3.91%, 10/01/50 (Call 04/01/50)	1,304	1,017,029
4.19%, 10/01/49 (Call 04/01/49)	2,966	2,450,480
4.35%, 11/01/42	3,408	3,051,080
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	1,450	1,024,599
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	1,980	1,551,568
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	2,177	1,924,229
Dignity Health
4.50%, 11/01/42(b)	1,030	945,633
5.27%, 11/01/64	1,330	1,242,380
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	1,686	1,500,759
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	3,505	3,197,787
2.25%, 05/15/30 (Call 02/15/30)	2,788	2,374,149
2.38%, 01/15/25 (Call 12/15/24)	2,600	2,497,014
2.55%, 03/15/31 (Call 12/15/30)	4,135	3,546,714
2.88%, 09/15/29 (Call 06/15/29)	3,037	2,727,074
3.13%, 05/15/50 (Call 11/15/49)	926	693,055
3.35%, 12/01/24 (Call 10/01/24)(b)	5,679	5,585,808

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.50%, 08/15/24 (Call 05/15/24)	$4,653	$4,601,677
3.60%, 03/15/51 (Call 09/15/50)	5,393	4,337,752
3.65%, 12/01/27 (Call 09/01/27)	7,108	6,888,505
3.70%, 09/15/49 (Call 03/15/49)(b)	4,137	3,382,618
4.10%, 03/01/28 (Call 12/01/27)	3,873	3,794,068
4.38%, 12/01/47 (Call 06/01/47)	4,928	4,551,402
4.55%, 03/01/48 (Call 09/01/47)	3,425	3,207,204
4.63%, 05/15/42	1,439	1,368,978
4.65%, 01/15/43	3,955	3,737,673
4.65%, 08/15/44 (Call 02/15/44)	1,587	1,485,099
5.10%, 01/15/44	3,478	3,472,505
5.85%, 01/15/36	1,004	1,074,481
5.95%, 12/15/34	365	392,470
6.38%, 06/15/37(b)	495	564,359
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	195	160,257
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)	652	643,244
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	1,291	1,188,366
4.50%, 07/01/57 (Call 01/01/57)(b)	1,610	1,567,351
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	1,996	1,482,569
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	2,237	1,604,332
Hartford HealthCare Corp., 3.45%, 07/01/54(b)	2,185	1,749,486
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(b)	4,575	3,630,171
3.13%, 03/15/27 (Call 02/15/27)(b)(f)	1,115	1,024,373
3.38%, 03/15/29 (Call 01/15/29)(f)	1,257	1,111,703
3.50%, 09/01/30 (Call 03/01/30)	9,650	8,393,570
3.50%, 07/15/51 (Call 01/15/51)	4,100	2,806,737
3.63%, 03/15/32 (Call 12/15/31)(f)	2,777	2,400,078
4.13%, 06/15/29 (Call 03/15/29)(b)	8,170	7,572,201
4.38%, 03/15/42 (Call 09/15/41)(f)	1,235	1,010,909
4.50%, 02/15/27 (Call 08/15/26)	5,355	5,233,602
4.63%, 03/15/52 (Call 09/15/51)(f)	1,590	1,315,820
5.00%, 03/15/24	2,693	2,707,811
5.13%, 06/15/39 (Call 12/15/38)	5,210	4,694,835
5.25%, 04/15/25	2,146	2,165,078
5.25%, 06/15/26 (Call 12/15/25)	6,063	6,082,098
5.25%, 06/15/49 (Call 12/15/48)	4,836	4,322,417
5.38%, 02/01/25	9,685	9,769,744
5.38%, 09/01/26 (Call 03/01/26)	6,025	6,064,524
5.50%, 06/15/47 (Call 12/15/46)	6,442	5,941,779
5.63%, 09/01/28 (Call 03/01/28)	5,355	5,385,845
5.88%, 02/15/26 (Call 08/15/25)(b)	5,870	5,989,631
5.88%, 02/01/29 (Call 08/01/28)	5,050	5,138,577
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	1,122	960,028
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	3,835	3,351,023
2.15%, 02/03/32 (Call 11/03/31)(b)	2,785	2,258,440
3.13%, 08/15/29 (Call 05/15/29)(b)	2,302	2,092,035
3.70%, 03/23/29 (Call 02/23/29)	1,925	1,817,700
3.85%, 10/01/24 (Call 07/01/24)	3,939	3,918,478
3.95%, 03/15/27 (Call 12/15/26)	2,179	2,119,666
3.95%, 08/15/49 (Call 02/15/49)	1,702	1,436,845
4.50%, 04/01/25 (Call 03/01/25)(b)	2,433	2,448,985
4.63%, 12/01/42 (Call 06/01/42)	1,720	1,592,479
4.80%, 03/15/47 (Call 09/15/46)	1,690	1,620,727

Security	Par (000)	Value

Health Care - Services (continued)
4.88%, 04/01/30 (Call 01/01/30)	$2,169	$2,183,402
4.95%, 10/01/44 (Call 04/01/44)	2,706	2,612,805
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	275	255,090
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	2,425	2,215,747
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	530	380,731
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	626	568,446
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	2,179	1,806,565
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)(b)	275	225,946
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	2,841	2,520,137
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	3,588	3,454,849
4.15%, 05/01/47 (Call 11/01/46)	5,847	5,413,679
4.88%, 04/01/42(b)	2,087	2,116,719
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	4,373	3,417,631
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	3,397	2,593,609
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	2,734	2,034,424
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	2,165	1,950,254
2.30%, 12/01/24 (Call 11/01/24)	2,215	2,125,226
2.70%, 06/01/31 (Call 03/01/31)(b)	2,244	1,912,225
2.95%, 12/01/29 (Call 09/01/29)(b)	2,217	1,984,282
3.25%, 09/01/24 (Call 07/01/24)	3,077	3,022,783
3.60%, 02/01/25 (Call 11/01/24)	4,264	4,200,722
3.60%, 09/01/27 (Call 06/01/27)(b)	2,965	2,878,392
4.00%, 11/01/23 (Call 08/01/23)	1,182	1,179,837
4.70%, 02/01/45 (Call 08/01/44)	3,833	3,478,831
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55(b)	199	177,200
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	1,264	1,091,110
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	1,835	1,409,647
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	2,326	1,757,874
Mayo Clinic
3.77%, 11/15/43	245	215,277
Series 2016, 4.13%, 11/15/52	2,781	2,592,337
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	2,331	1,744,357
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	1,552	1,448,435
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,622	1,324,736
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	2,233	1,795,645
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,584,922
5.00%, 07/01/42	690	708,941
Series 2015, 4.20%, 07/01/55	2,084	1,900,983
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	781	573,316
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	1,281	1,259,902
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	3,271	2,266,345
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	2,033	1,548,617
Montefiore Obligated Group
4.29%, 09/01/50	1,311	937,981
Series 18-C, 5.25%, 11/01/48	1,887	1,490,088

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	$660	$543,754
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48(b)	1,423	1,273,386
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)(b)	2,160	1,752,408
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	1,736	1,332,779
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	933	651,962
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)(b)	546	534,949
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	1,764	1,247,448
2.61%, 08/01/60 (Call 02/01/60)	1,728	1,110,205
4.02%, 08/01/45	3,024	2,767,202
4.06%, 08/01/56	553	495,101
Series 2019, 3.95%, 08/01/2119 (Call 02/01/19)	1,835	1,433,080
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)(b)	3,395	2,815,100
3.98%, 11/01/46 (Call 11/01/45)	2,565	2,161,218
4.26%, 11/01/47 (Call 11/01/46)	1,090	970,329
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(b)	325	226,996
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	906	714,680
3.17%, 11/01/51 (Call 05/01/51)(b)	2,804	2,149,855
3.32%, 11/01/61 (Call 05/01/61)	1,356	1,006,098
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(b)	875	601,633
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	2,110	1,706,441
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	1,384	1,164,442
2.83%, 11/15/41 (Call 05/15/41)	1,425	1,072,313
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)(b)	1,202	920,095
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	1,628	1,291,639
4.09%, 10/01/48 (Call 04/01/48)	1,572	1,416,686
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	1,662	1,604,944
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	1,322	1,198,763
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	1,828	1,332,210
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	842	679,124
2.86%, 01/01/52 (Call 07/01/51)	1,331	913,971
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	1,191	873,706
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	955	974,893
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	2,552	2,244,433
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	1,690	1,119,084
Series A, 3.93%, 10/01/48 (Call 04/01/48)	1,370	1,150,430
Series H, 2.75%, 10/01/26 (Call 07/01/26)	887	838,153
Series I, 3.74%, 10/01/47(b)	2,483	2,094,262
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)(b)	686	692,490
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	2,246	1,918,421
2.95%, 06/30/30 (Call 03/30/30)(b)	2,672	2,356,196
3.45%, 06/01/26 (Call 03/01/26)(b)	2,472	2,409,804

Security	Par (000)	Value

Health Care - Services (continued)
3.50%, 03/30/25 (Call 12/30/24)	$1,353	$1,330,270
4.20%, 06/30/29 (Call 03/30/29)(b)	3,018	2,894,202
4.25%, 04/01/24 (Call 01/01/24)	2,490	2,491,992
4.70%, 03/30/45 (Call 09/30/44)	886	793,032
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	940	726,855
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	648	619,533
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	964	783,443
3.95%, 07/01/46 (Call 07/01/45)	2,665	2,384,109
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	1,700	1,205,334
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	1,139	838,315
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	921	628,932
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(b)	75	73,628
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	2,120	1,562,313
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	2,056	1,838,784
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	630	580,331
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	1,505	1,125,138
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(b)	2,054	1,965,473
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	2,461	2,125,590
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	1,109	1,018,860
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	1,489	1,258,250
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	857	656,282
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	2,014	1,515,978
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	2,137	1,368,706
4.33%, 11/15/55	609	584,591
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	1,960	1,877,837
Trinity Health Corp.
4.13%, 12/01/45(b)	721	664,409
Series 2019, 3.43%, 12/01/48(b)	1,685	1,399,494
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	806	598,519
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	440	434,680
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(b)	2,265	2,235,532
0.55%, 05/15/24 (Call 09/12/22)(b)	655	622,093
1.15%, 05/15/26 (Call 04/15/26)	3,135	2,847,426
1.25%, 01/15/26	2,463	2,257,364
2.00%, 05/15/30	4,360	3,715,330
2.30%, 05/15/31 (Call 02/15/31)	5,270	4,524,084
2.38%, 08/15/24	4,496	4,387,107
2.75%, 05/15/40 (Call 11/15/39)	4,796	3,708,939
2.88%, 08/15/29	4,124	3,785,337
2.90%, 05/15/50 (Call 11/15/49)	4,463	3,263,747
2.95%, 10/15/27	4,754	4,508,218
3.05%, 05/15/41 (Call 11/15/40)	3,947	3,158,468
3.10%, 03/15/26	3,377	3,300,443
3.13%, 05/15/60 (Call 11/15/59)(b)	1,474	1,079,189
3.25%, 05/15/51 (Call 11/15/50)	3,320	2,600,921
3.38%, 04/15/27	2,483	2,427,977
3.45%, 01/15/27(b)	3,693	3,625,640
3.50%, 02/15/24(b)	1,716	1,712,053
3.50%, 08/15/39 (Call 02/15/39)	3,914	3,363,222

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.70%, 12/15/25(b)	$2,439	$2,425,805
3.70%, 08/15/49 (Call 02/15/49)	3,802	3,234,818
3.75%, 07/15/25	7,854	7,833,265
3.75%, 10/15/47 (Call 04/15/47)	3,061	2,635,521
3.85%, 06/15/28(b)	4,821	4,757,411
3.88%, 12/15/28(b)	1,832	1,799,775
3.88%, 08/15/59 (Call 02/15/59)(b)	3,115	2,654,478
3.95%, 10/15/42 (Call 04/15/42)	2,590	2,322,116
4.00%, 05/15/29 (Call 03/15/29)	3,820	3,758,804
4.20%, 05/15/32 (Call 02/15/32)(b)	4,885	4,844,845
4.20%, 01/15/47 (Call 07/15/46)	3,771	3,493,907
4.25%, 03/15/43 (Call 09/15/42)	1,381	1,291,732
4.25%, 04/15/47 (Call 10/15/46)	2,384	2,218,717
4.25%, 06/15/48 (Call 12/15/47)	5,373	4,938,056
4.38%, 03/15/42 (Call 09/15/41)	1,114	1,055,248
4.45%, 12/15/48 (Call 06/15/48)	3,846	3,656,661
4.63%, 07/15/35(b)	4,161	4,155,882
4.63%, 11/15/41 (Call 05/15/41)	3,306	3,241,632
4.75%, 07/15/45	7,270	7,192,574
4.75%, 05/15/52 (Call 11/15/51)	6,575	6,525,030
4.95%, 05/15/62 (Call 11/15/61)	4,425	4,440,045
5.70%, 10/15/40 (Call 04/15/40)	2,039	2,237,823
5.80%, 03/15/36	1,780	1,959,157
5.95%, 02/15/41 (Call 08/15/40)	1,745	1,956,651
6.50%, 06/15/37	2,548	3,006,538
6.63%, 11/15/37	3,018	3,592,416
6.88%, 02/15/38	3,416	4,160,586
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(f)	3,040	2,620,450
2.65%, 10/15/30 (Call 07/15/30)(f)	2,658	2,091,421
2.65%, 01/15/32 (Call 10/15/31)(b)(f)	2,360	1,792,845
UPMC, Series D-1, 3.60%, 04/03/25	300	296,106
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	642	481,012
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	673	483,147
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	2,553	2,482,690
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	965	679,495
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	2,791	1,871,728

		623,834,238

Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,565	1,358,342
2.88%, 06/15/27 (Call 05/15/27)	1,250	1,094,650
2.88%, 06/15/28 (Call 04/15/28)	3,420	2,834,462
3.20%, 11/15/31 (Call 08/15/31)(b)	2,175	1,683,537
3.25%, 07/15/25 (Call 06/15/25)(b)	3,675	3,446,966
3.88%, 01/15/26 (Call 12/15/25)(b)	1,416	1,335,033
4.20%, 06/10/24 (Call 05/10/24)	3,226	3,197,418
4.25%, 03/01/25 (Call 01/01/25)	1,377	1,339,573
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	2,040	1,728,492
2.95%, 03/10/26 (Call 02/10/26)	2,435	2,164,715
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)(f)	580	499,780
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(b)	1,069	886,511
2.75%, 09/16/26 (Call 08/19/26)(b)	1,435	1,269,501
2.85%, 09/30/28 (Call 07/30/28)	1,880	1,494,938
3.63%, 01/15/26 (Call 12/15/25)(b)	312	292,481

Security	Par (000)	Value

Holding Companies - Diversified (continued)
FS KKR Capital Corp.
1.65%, 10/12/24(b)	$2,702	$2,493,406
2.63%, 01/15/27 (Call 12/15/26)(b)	2,745	2,326,744
3.13%, 10/12/28 (Call 08/12/28)(b)	2,250	1,834,807
3.25%, 07/15/27 (Call 06/15/27)	2,350	2,029,883
3.40%, 01/15/26 (Call 12/15/25)	1,175	1,069,003
4.13%, 02/01/25 (Call 01/01/25)(b)	25	24,171
4.63%, 07/15/24 (Call 06/15/24)	1,879	1,861,939
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	950	881,562
3.75%, 02/10/25 (Call 01/10/25)(b)	1,706	1,668,639
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	3,323	2,766,132
2.50%, 08/24/26 (Call 07/24/26)(b)	1,790	1,555,725
3.38%, 04/15/24 (Call 03/15/24)(b)	1,330	1,295,287
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)(b)	2,305	2,009,753
5.20%, 05/01/24	2,149	2,156,156
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	260	239,145
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	3,438	3,042,080
3.50%, 02/25/25 (Call 01/25/25)	841	809,917
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(b)	2,617	2,212,883
2.88%, 06/11/28 (Call 04/11/28)	2,905	2,349,971
3.40%, 07/15/26 (Call 06/15/26)	705	630,940
3.75%, 07/22/25 (Call 06/22/25)	1,586	1,490,031
4.00%, 03/30/25 (Call 02/28/25)	1,812	1,758,057
4.25%, 01/15/26 (Call 12/15/25)(b)	2,460	2,318,107
5.25%, 04/15/24 (Call 03/15/24)(b)	1,207	1,206,481
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(f)	2,855	2,396,144
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)(b)	1,041	877,084
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	1,725	1,481,395
3.44%, 10/15/28 (Call 08/15/28)	2,125	1,632,404
3.71%, 01/22/26 (Call 12/22/25)(b)	1,859	1,672,096
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	475	415,041
3.88%, 11/01/24 (Call 10/01/24)(b)	1,594	1,542,004

		74,673,386

Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	4,330	3,743,415
1.40%, 10/15/27 (Call 08/15/27)(b)	1,269	1,063,676
2.50%, 10/15/24 (Call 09/15/24)	1,765	1,695,124
2.60%, 10/15/25 (Call 09/15/25)	731	686,943
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	3,245	3,249,543
4.75%, 05/30/25 (Call 02/28/25)	2,620	2,635,903
4.75%, 11/29/27 (Call 05/29/27)	3,718	3,631,147
4.88%, 12/15/23 (Call 09/15/23)	2,120	2,130,791
5.00%, 06/15/27 (Call 12/15/26)	1,448	1,437,314
5.25%, 06/01/26 (Call 12/01/25)(b)	2,666	2,685,968
5.88%, 11/15/24 (Call 05/15/24)	2,554	2,615,296
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	1,852	1,330,662
3.85%, 01/15/30 (Call 07/15/29)	1,906	1,553,238

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
3.97%, 08/06/61 (Call 02/06/61)	$1,320	$764,808
6.00%, 01/15/43 (Call 10/15/42)	2,772	2,273,123
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	858	733,315
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	1,380	1,383,381
5.50%, 03/01/26 (Call 12/01/25)(b)	425	430,308
6.00%, 02/15/35	1,293	1,258,063
6.38%, 05/15/33	1,781	1,806,682
7.88%, 06/15/32	444	495,184
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	1,915	1,628,650
4.35%, 02/15/28 (Call 11/15/27)(b)	2,075	1,908,772
4.88%, 11/15/25 (Call 08/15/25)(b)	1,337	1,324,218
4.88%, 03/15/27 (Call 12/15/26)	2,405	2,314,356

		44,779,880

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	1,676	1,661,905
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	2,322	2,159,785
3.50%, 11/15/51 (Call 05/15/51)(b)	2,335	1,774,670
3.80%, 11/15/24 (Call 08/15/24)(b)	2,463	2,430,809
4.40%, 03/15/29 (Call 12/15/28)	2,062	1,996,696
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	1,990	1,634,765
3.70%, 05/01/25(b)	1,741	1,715,303
4.00%, 03/01/24(b)	1,193	1,192,129
4.50%, 06/01/46 (Call 12/01/45)	2,238	1,857,652
4.60%, 05/15/50 (Call 11/15/49)(b)	2,225	1,851,623
4.70%, 05/14/32 (Call 02/14/32)(b)	1,254	1,218,888
4.75%, 02/26/29 (Call 11/26/28)(b)	3,211	3,160,298

		22,654,523

Household Products & Wares — 0.0%
Avery Dennison Corp.
0.85%, 08/15/24 (Call 10/03/22)	77	72,117
2.25%, 02/15/32 (Call 11/15/31)	2,745	2,152,958
2.65%, 04/30/30 (Call 02/01/30)	1,527	1,287,032
4.88%, 12/06/28 (Call 09/06/28)	2,691	2,717,533
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	1,414	1,190,305
3.15%, 08/01/27 (Call 05/01/27)(b)	3,156	2,995,044
3.95%, 08/01/47 (Call 02/01/47)	1,954	1,705,100
5.00%, 06/15/52 (Call 12/15/51)	2,340	2,397,190
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	1,419	1,158,614
3.10%, 10/01/27 (Call 07/01/27)	2,293	2,174,314
3.90%, 05/15/28 (Call 02/15/28)(b)	2,398	2,357,402
4.40%, 05/01/29 (Call 03/01/29)	1,675	1,653,962
4.60%, 05/01/32 (Call 02/01/32)	2,499	2,472,536
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	1,731	1,514,192
2.00%, 11/02/31 (Call 08/02/31)(b)	1,435	1,210,652
2.75%, 02/15/26	1,399	1,351,742
2.88%, 02/07/50 (Call 08/07/49)(b)	2,024	1,509,499
3.05%, 08/15/25(b)	1,208	1,183,912
3.10%, 03/26/30 (Call 12/26/29)(b)	1,873	1,742,695
3.20%, 04/25/29 (Call 01/25/29)	1,230	1,159,878
3.20%, 07/30/46 (Call 01/30/46)(b)	2,395	1,899,451
3.90%, 05/04/47 (Call 11/04/46)	1,522	1,333,683

Security	Par (000)	Value

Household Products & Wares (continued)
3.95%, 11/01/28 (Call 08/01/28)	$2,192	$2,181,741
5.30%, 03/01/41(b)	1,915	2,011,095
6.63%, 08/01/37(b)	1,588	1,911,571

		43,344,218

Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(b)	560	718,553
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)	2,470	2,362,234
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	495	447,633
2.88%, 10/15/26 (Call 07/15/26)(b)	1,457	1,398,385
3.25%, 03/17/25	3,354	3,301,711
3.60%, 04/01/30 (Call 01/01/30)	4,733	4,503,544
3.63%, 11/15/24	4,228	4,210,327
4.00%, 10/15/46 (Call 04/15/46)	1,381	1,180,631
4.75%, 01/15/49 (Call 07/15/48)	2,443	2,349,287
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	985	746,532
3.63%, 05/15/30 (Call 02/15/30)	3,234	3,037,761
4.90%, 09/15/44 (Call 03/15/44)(b)	1,725	1,662,814
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	2,500	2,431,450
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	1,400	1,254,890
1.45%, 12/15/30 (Call 09/15/30)	1,174	935,584
3.28%, 12/15/26 (Call 09/15/26)(b)	2,652	2,577,081
3.85%, 08/10/49 (Call 02/10/49)	2,968	2,527,964
4.20%, 12/15/46 (Call 06/15/46)	3,132	2,834,711
4.50%, 06/15/43	1,073	1,000,229
5.35%, 06/01/33	1,464	1,548,034
5.55%, 05/09/35	2,531	2,716,067
5.95%, 04/01/36	216	240,527
6.50%, 05/15/67 (Call 05/15/37),
(3 mo. LIBOR US + 2.120%)(a)(b)	1,876	1,909,487
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(b)	1,492	1,453,402
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	465	393,999
5.25%, 04/02/30 (Call 01/02/30)	442	443,012
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)(b)	5,443	5,188,649
3.40%, 06/30/30 (Call 03/30/30)(b)	270	247,531
3.75%, 07/10/25 (Call 04/10/25)	2,108	2,081,165
3.88%, 01/15/35 (Call 07/15/34)(b)	100	91,098
3.90%, 04/01/26 (Call 01/01/26)	6,909	6,787,678
4.13%, 02/15/24	1,313	1,316,217
4.20%, 04/01/28 (Call 01/01/28)	180	176,524
4.38%, 06/30/50 (Call 12/30/49)	3,419	3,069,441
4.38%, 01/15/55 (Call 07/15/54)	1,580	1,330,629
4.50%, 07/16/44 (Call 01/16/44)	175	157,628
4.75%, 04/01/48 (Call 10/01/47)	2,928	2,770,210
4.80%, 07/10/45 (Call 01/10/45)	3,345	3,119,647
6.25%, 05/01/36	355	394,781
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3 mo. LIBOR US + 2.868%)(a)	2,623	2,466,853
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	1,086	948,284
3.75%, 05/02/29 (Call 02/02/29)	2,387	2,263,783
4.50%, 12/15/28 (Call 09/15/28)	1,191	1,179,638
6.25%, 09/30/40	1,594	1,744,091

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	$3,455	$2,796,166
2.60%, 12/02/31 (Call 09/02/31)	1,175	988,680
2.85%, 05/28/27 (Call 04/28/27)	1,290	1,201,196
2.90%, 08/23/51 (Call 02/23/51)	2,240	1,553,104
3.90%, 02/28/52 (Call 08/28/51)	2,170	1,804,767
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	2,293	2,270,437
3.88%, 12/15/25 (Call 09/15/25)	986	974,434
4.60%, 06/14/44 (Call 03/14/44)	2,347	2,146,120
4.75%, 05/15/45 (Call 11/15/44)	2,484	2,305,202
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	853	853,341
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	1,997	1,960,095
5.03%, 12/15/46 (Call 06/15/46)(b)	1,049	981,602
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	4,352	3,375,498
7.35%, 05/01/34(b)	780	930,969
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,495	2,401,013
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	2,945	2,403,238
3.05%, 03/09/52 (Call 09/09/51)	1,430	994,579
3.50%, 05/20/51 (Call 11/20/50)	837	637,066
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	2,046	2,042,072
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	710	551,755
3.70%, 02/22/30 (Call 11/22/29)(b)	2,107	1,864,842
4.90%, 03/27/28 (Call 12/27/27)	1,510	1,491,638
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)(b)	2,311	1,990,672
3.60%, 09/15/51 (Call 03/15/51)	570	419,492
5.00%, 07/01/24(b)	1,995	2,025,444
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)(b)	985	675,671
3.50%, 01/15/31 (Call 10/15/30)(b)	1,645	1,401,310
3.95%, 05/25/51 (Call 11/25/50)	2,085	1,544,610
4.13%, 01/12/28 (Call 10/12/27)	4,040	3,796,146
6.15%, 04/03/30 (Call 01/03/30)	1,182	1,195,747
AXA SA, 8.60%, 12/15/30	2,293	2,846,759
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	2,099	1,941,932
4.90%, 01/15/40 (Call 01/15/30)(a)(b)	1,780	1,520,298
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	1,609	1,548,373
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	3,180	2,595,389
1.85%, 03/12/30 (Call 12/12/29)	2,891	2,476,517
2.30%, 03/15/27 (Call 02/15/27)(b)	3,765	3,544,747
2.50%, 01/15/51 (Call 07/15/50)	4,680	3,204,162
2.85%, 10/15/50 (Call 04/15/50)	4,149	3,027,318
2.88%, 03/15/32 (Call 12/15/31)	2,509	2,234,616
3.85%, 03/15/52 (Call 09/15/51)	4,025	3,467,537
4.20%, 08/15/48 (Call 02/15/48)	8,317	7,729,404
4.25%, 01/15/49 (Call 07/15/48)	5,239	4,918,426
4.30%, 05/15/43(b)	2,797	2,640,871
4.40%, 05/15/42(b)	3,703	3,551,362
5.75%, 01/15/40(b)	3,288	3,704,327
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	10,041	9,829,235
4.50%, 02/11/43(b)	4,505	4,374,175

Security	Par (000)	Value

Insurance (continued)
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(b)	$145	$137,018
3.85%, 12/22/51 (Call 06/22/51)	890	613,361
4.70%, 06/22/47 (Call 12/22/46)	3,577	2,828,835
5.63%, 05/15/30 (Call 02/15/30)(b)	2,919	2,890,511
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(b)	2,728	2,163,740
4.20%, 09/15/24 (Call 06/15/24)(b)	3,215	3,195,260
4.20%, 03/17/32 (Call 12/17/31)	1,290	1,177,809
4.50%, 03/15/29 (Call 12/15/28)(b)	2,020	1,964,309
4.95%, 03/17/52 (Call 09/17/51)	2,115	1,883,154
Chubb Corp. (The), 6.00%, 05/11/37	3,440	3,883,347
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	40	31,998
2.85%, 12/15/51 (Call 06/15/51)	1,130	825,442
3.05%, 12/15/61 (Call 06/15/61)	3,385	2,390,115
3.15%, 03/15/25	2,330	2,297,077
3.35%, 05/15/24	30	29,825
3.35%, 05/03/26 (Call 02/03/26)	1,412	1,381,642
4.15%, 03/13/43(b)	2,315	2,088,987
4.35%, 11/03/45 (Call 05/03/45)	5,630	5,288,991
6.70%, 05/15/36	125	146,321
Cincinnati Financial Corp.
6.13%, 11/01/34	140	153,483
6.92%, 05/15/28(b)	799	879,244
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	770	616,901
3.45%, 08/15/27 (Call 05/15/27)	2,072	1,955,243
3.90%, 05/01/29 (Call 02/01/29)	2,306	2,161,967
3.95%, 05/15/24 (Call 02/15/24)(b)	3,018	3,006,773
4.50%, 03/01/26 (Call 12/01/25)(b)	2,399	2,404,206
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	888	890,771
5.25%, 05/30/29 (Call 02/28/29)(b)	2,250	2,174,265
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(f)	2,000	1,927,440
3.65%, 04/05/27 (Call 03/05/27)(f)	2,095	1,969,761
3.85%, 04/05/29 (Call 02/05/29)(f)	2,000	1,840,720
3.90%, 04/05/32 (Call 01/05/32)(f)	2,025	1,820,171
4.35%, 04/05/42 (Call 10/05/41)(f)	1,035	876,945
4.40%, 04/05/52 (Call 10/05/51)(f)	1,400	1,151,136
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	641	487,936
4.95%, 06/01/29 (Call 03/01/29)(b)	2,406	2,256,371
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	5,058	4,974,240
5.00%, 04/20/48 (Call 10/20/47)	4,462	4,176,700
7.00%, 04/01/28(b)	124	137,310
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	2,418	1,678,817
3.50%, 10/15/50 (Call 04/15/50)	3,264	2,440,330
4.87%, 06/01/44	1,491	1,366,710
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	1,662	1,416,838
4.63%, 04/29/30 (Call 01/29/30)	1,252	1,179,184
4.85%, 04/17/28 (Call 01/17/28)(b)	2,579	2,526,053
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)(b)	2,469	1,957,399
3.20%, 09/17/51 (Call 03/17/51)	1,195	752,515
3.40%, 06/15/30 (Call 03/15/30)	2,770	2,402,836

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.50%, 08/15/28 (Call 05/15/28)(b)	$2,332	$2,270,855
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	1,883	1,448,102
4.00%, 05/15/30 (Call 02/15/30)	925	821,964
4.60%, 11/15/24	2,113	2,111,373
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	3,352	2,717,399
4.55%, 09/15/28 (Call 06/15/28)(b)	2,295	2,255,503
4.80%, 06/15/32 (Call 03/15/32)	200	194,306
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	2,610	2,110,968
4.50%, 04/15/26 (Call 01/15/26)	2,077	2,057,788
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	2,740	2,428,270
2.90%, 09/15/51 (Call 03/15/51)	1,180	810,046
3.60%, 08/19/49 (Call 02/19/49)	2,846	2,242,847
4.30%, 04/15/43	1,959	1,707,347
4.40%, 03/15/48 (Call 09/15/47)	1,823	1,652,896
5.95%, 10/15/36	1,325	1,417,724
6.10%, 10/01/41	2,034	2,187,730
Jackson Financial Inc.
1.13%, 11/22/23(f)	600	576,246
3.13%, 11/23/31 (Call 08/23/31)(b)(f)	290	231,788
4.00%, 11/23/51 (Call 05/23/51)(f)	340	235,780
5.17%, 06/08/27 (Call 05/08/27)	1,005	995,372
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)(b)	545	438,474
3.80%, 02/23/32 (Call 11/23/31)	740	651,607
4.35%, 02/15/25 (Call 11/15/24)(b)	575	570,113
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	1,550	1,360,001
3.35%, 03/09/25(b)	1,398	1,370,501
3.40%, 01/15/31 (Call 10/15/30)(b)	1,654	1,474,938
3.40%, 03/01/32 (Call 12/01/31)	144	126,461
3.63%, 12/12/26 (Call 09/15/26)	1,258	1,218,398
3.80%, 03/01/28 (Call 12/01/27)	2,024	1,936,361
4.00%, 09/01/23	365	365,066
4.35%, 03/01/48 (Call 09/01/47)	2,033	1,738,967
4.38%, 06/15/50 (Call 12/15/49)(b)	1,057	895,533
6.30%, 10/09/37	1,150	1,245,128
7.00%, 06/15/40	2,272	2,568,655
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	3,390	3,047,712
3.75%, 04/01/26 (Call 01/01/26)	3,687	3,633,096
4.13%, 05/15/43 (Call 11/15/42)	2,812	2,378,558
6.00%, 02/01/35	267	283,717
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)(b)	2,190	2,011,668
3.70%, 03/16/32 (Call 12/16/31)(b)	2,540	2,338,984
4.06%, 02/24/32 (Call 02/24/27)(a)	2,731	2,530,517
4.15%, 03/04/26	3,986	3,950,564
5.38%, 03/04/46	1,138	1,185,147
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	1,305	1,182,395
3.45%, 05/07/52 (Call 11/07/51)	2,575	1,903,414
3.50%, 11/01/27 (Call 08/01/27)	2,467	2,331,068
4.15%, 09/17/50 (Call 03/17/50)	2,186	1,792,236
4.30%, 11/01/47 (Call 05/01/47)	1,481	1,255,148
5.00%, 04/05/46	2,250	2,100,217
5.00%, 05/20/49 (Call 11/20/48)(b)	1,520	1,437,905

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	$2,965	$2,516,336
2.38%, 12/15/31 (Call 09/15/31)(b)	255	216,046
2.90%, 12/15/51 (Call 06/15/51)	730	523,680
3.50%, 06/03/24 (Call 03/03/24)	4,313	4,283,758
3.50%, 03/10/25 (Call 12/10/24)	4,321	4,255,623
3.75%, 03/14/26 (Call 12/14/25)	3,344	3,313,302
3.88%, 03/15/24 (Call 02/15/24)	3,169	3,165,039
4.20%, 03/01/48 (Call 09/01/47)	3,090	2,757,423
4.35%, 01/30/47 (Call 07/30/46)	2,832	2,587,032
4.38%, 03/15/29 (Call 12/15/28)	5,852	5,815,366
4.75%, 03/15/39 (Call 09/15/38)	1,923	1,876,521
4.90%, 03/15/49 (Call 09/15/48)	3,236	3,233,670
5.88%, 08/01/33	655	708,717
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)(b)	2,155	2,067,291
MetLife Inc.
3.00%, 03/01/25	3,323	3,254,480
3.60%, 04/10/24	6,278	6,280,135
3.60%, 11/13/25 (Call 08/13/25)(b)	2,573	2,544,517
4.05%, 03/01/45	3,392	2,988,115
4.13%, 08/13/42	2,943	2,635,692
4.55%, 03/23/30 (Call 12/23/29)(b)	3,790	3,828,279
4.60%, 05/13/46 (Call 11/13/45)	2,109	2,032,211
4.72%, 12/15/44	2,516	2,393,471
4.88%, 11/13/43	3,180	3,133,795
5.00%, 07/15/52 (Call 01/15/52)	1,600	1,618,256
5.70%, 06/15/35	4,363	4,741,054
5.88%, 02/06/41	3,172	3,462,555
6.38%, 06/15/34	1,016	1,165,433
6.40%, 12/15/66 (Call 12/15/31)(b)	2,829	2,914,464
6.50%, 12/15/32(b)	1,530	1,744,215
10.75%, 08/01/69 (Call 08/01/34)(b)	2,062	2,811,537
Series D, 4.37%, 09/15/23	4,757	4,781,974
Munich Re America Corp., Series B, 7.45%, 12/15/26(b)	170	191,413
Nationwide Financial Services Inc., 6.75%, 05/15/87	109	107,895
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	1,524	1,154,720
3.88%, 08/26/26 (Call 07/26/26)	3,132	3,023,601
4.88%, 10/01/24 (Call 09/01/24)(b)	2,959	2,981,696
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	2,306	2,157,978
4.50%, 10/01/50 (Call 04/01/30)(a)	137	123,397
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(b)	1,303	1,088,357
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	3,219	2,675,826
3.10%, 11/15/26 (Call 08/15/26)	3,124	2,939,746
3.40%, 05/15/25 (Call 02/15/25)	2,874	2,813,071
3.70%, 05/15/29 (Call 02/15/29)	1,430	1,346,731
4.30%, 11/15/46 (Call 05/15/46)	1,459	1,290,106
4.35%, 05/15/43	1,858	1,649,570
4.63%, 09/15/42	481	442,068
6.05%, 10/15/36	1,975	2,145,600
Progressive Corp. (The)
2.45%, 01/15/27(b)	2,781	2,623,178
2.50%, 03/15/27 (Call 02/15/27)(b)	1,900	1,787,311
3.00%, 03/15/32 (Call 12/15/31)	1,265	1,137,564
3.20%, 03/26/30 (Call 12/26/29)	3,601	3,348,570
3.70%, 01/26/45	717	595,562

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.70%, 03/15/52 (Call 09/15/51)	$680	$575,722
3.95%, 03/26/50 (Call 09/26/49)	1,699	1,501,559
4.00%, 03/01/29 (Call 12/01/28)(b)	2,852	2,823,965
4.13%, 04/15/47 (Call 10/15/46)	5,006	4,559,715
4.20%, 03/15/48 (Call 09/15/47)	1,240	1,137,229
4.35%, 04/25/44	768	709,409
6.25%, 12/01/32	680	775,662
6.63%, 03/01/29(b)	136	153,363
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	1,866	1,709,667
2.10%, 03/10/30 (Call 12/10/29)(b)	4,050	3,443,229
3.00%, 03/10/40 (Call 09/10/39)(b)	2,572	2,064,339
3.70%, 10/01/50 (Call 07/01/30)(a)	235	203,153
3.70%, 03/13/51 (Call 09/13/50)	4,249	3,524,036
3.88%, 03/27/28 (Call 12/27/27)	1,532	1,503,735
3.91%, 12/07/47 (Call 06/07/47)	3,706	3,218,957
3.94%, 12/07/49 (Call 06/07/49)	4,099	3,554,653
4.35%, 02/25/50 (Call 08/25/49)	3,822	3,517,272
4.42%, 03/27/48 (Call 09/27/47)	2,083	1,923,401
4.50%, 09/15/47 (Call 09/15/27),
(3 mo. LIBOR US + 2.380%)(a)(b)	2,942	2,797,518
4.60%, 05/15/44(b)	2,696	2,579,155
5.13%, 03/01/52 (Call 11/28/31)(a)	330	308,246
5.20%, 03/15/44 (Call 03/15/24),
(3 mo. LIBOR US + 3.040%)(a)	1,916	1,860,819
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(a)	3,657	3,595,197
5.70%, 12/14/36	2,104	2,263,988
5.70%, 09/15/48 (Call 09/15/28),
(3 mo. LIBOR US + 2.665%)(a)(b)	3,087	3,028,841
5.75%, 07/15/33	217	234,334
6.63%, 12/01/37	865	996,688
6.63%, 06/21/40(b)	645	736,964
Prudential PLC
3.13%, 04/14/30(b)	1,851	1,648,908
3.63%, 03/24/32 (Call 12/24/31)	2,815	2,543,296
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	2,461	2,166,025
3.90%, 05/15/29 (Call 02/15/29)	3,028	2,835,661
3.95%, 09/15/26 (Call 06/15/26)	2,846	2,796,167
4.70%, 09/15/23(b)	110	110,536
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	1,288	1,216,387
3.70%, 04/01/25 (Call 01/01/25)	230	224,988
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)(b)	2,330	2,169,510
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	315	295,539
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	2,315	1,898,717
Swiss Re America Holding Corp., 7.00%, 02/15/26(b)	554	599,716
Transatlantic Holdings Inc., 8.00%, 11/30/39(b)	1,618	2,041,512
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	2,026	1,411,251
3.05%, 06/08/51 (Call 12/08/50)	2,719	2,073,781
3.75%, 05/15/46 (Call 11/15/45)(b)	2,020	1,724,918
4.00%, 05/30/47 (Call 11/30/46)	2,749	2,452,245
4.05%, 03/07/48 (Call 09/07/47)	1,590	1,423,591
4.10%, 03/04/49 (Call 09/04/48)	1,991	1,788,794
4.30%, 08/25/45 (Call 02/25/45)(b)	1,682	1,530,115

Security	Par (000)	Value

Insurance (continued)
4.60%, 08/01/43	$990	$937,045
5.35%, 11/01/40	2,802	2,967,542
6.25%, 06/15/37	2,833	3,311,097
6.75%, 06/20/36(b)	1,102	1,318,598
Travelers Property Casualty Corp., 6.38%, 03/15/33(b)	858	1,000,994
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)	1,708	1,682,158
Unum Group
4.00%, 03/15/24(b)	1,170	1,178,155
4.00%, 06/15/29 (Call 03/15/29)	2,191	2,029,217
4.13%, 06/15/51 (Call 12/15/50)(b)	2,000	1,468,380
4.50%, 12/15/49 (Call 06/15/49)	745	577,926
5.75%, 08/15/42	2,380	2,216,494
Voya Financial Inc.
3.65%, 06/15/26	2,682	2,594,647
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(a)	953	790,761
4.80%, 06/15/46	1,634	1,450,682
5.70%, 07/15/43	1,978	1,947,756
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	1,395	936,770
3.55%, 03/30/52 (Call 09/30/51)	548	418,853
4.00%, 05/12/50 (Call 11/12/49)	2,269	1,879,118
4.75%, 08/01/44	1,231	1,137,382
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	2,294	1,978,736
3.60%, 05/15/24 (Call 03/15/24)	2,140	2,111,388
3.88%, 09/15/49 (Call 03/15/49)(b)	1,440	1,110,499
4.50%, 09/15/28 (Call 06/15/28)	2,903	2,809,320
4.65%, 06/15/27 (Call 05/15/27)	2,240	2,198,067
5.05%, 09/15/48 (Call 03/15/48)	2,837	2,612,650
XLIT Ltd.
5.25%, 12/15/43	880	919,952
5.50%, 03/31/45	2,645	2,690,415

		624,649,932

Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	2,200	1,828,332
2.70%, 02/09/41 (Call 08/09/40)	765	518,869
3.15%, 02/09/51 (Call 08/09/50)	5,840	3,872,621
3.25%, 02/09/61 (Call 08/09/60)	3,508	2,263,327
3.40%, 12/06/27 (Call 09/06/27)(b)	10,219	9,650,313
3.60%, 11/28/24 (Call 08/28/24)(b)	10,724	10,566,036
4.00%, 12/06/37 (Call 06/06/37)(b)	4,680	3,921,138
4.20%, 12/06/47 (Call 06/06/47)(b)	6,920	5,558,767
4.40%, 12/06/57 (Call 06/06/57)(b)	3,385	2,704,750
4.50%, 11/28/34 (Call 05/28/34)(b)	3,222	2,941,976
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)(b)	3,438	3,140,957
0.80%, 08/15/27 (Call 06/15/27)(b)	3,975	3,473,514
1.10%, 08/15/30 (Call 05/15/30)	6,144	5,011,907
1.90%, 08/15/40 (Call 02/15/40)	4,873	3,444,724
2.00%, 08/15/26 (Call 05/15/26)	8,766	8,263,182
2.05%, 08/15/50 (Call 02/15/50)	8,823	5,813,386
2.25%, 08/15/60 (Call 02/15/60)	2,520	1,611,565
3.38%, 02/25/24	2,716	2,709,101
Amazon.com Inc.
0.45%, 05/12/24	9,840	9,335,995
0.80%, 06/03/25 (Call 05/03/25)	2,105	1,947,020
1.00%, 05/12/26 (Call 04/12/26)	10,060	9,112,449

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
1.20%, 06/03/27 (Call 04/03/27)	$1,608	$1,430,750
1.50%, 06/03/30 (Call 03/03/30)	5,630	4,675,377
1.65%, 05/12/28 (Call 03/12/28)	10,055	8,915,668
2.10%, 05/12/31 (Call 02/12/31)	9,910	8,506,744
2.50%, 06/03/50 (Call 12/03/49)	6,876	4,791,128
2.70%, 06/03/60 (Call 12/03/59)	7,385	4,939,383
2.73%, 04/13/24(b)	25	24,701
2.80%, 08/22/24 (Call 06/22/24)	9,454	9,335,825
2.88%, 05/12/41 (Call 11/12/40)(b)	7,774	6,206,917
3.00%, 04/13/25	280	275,643
3.10%, 05/12/51 (Call 11/12/50)	10,810	8,461,528
3.15%, 08/22/27 (Call 05/22/27)(b)	13,003	12,564,539
3.25%, 05/12/61 (Call 11/12/60)	5,005	3,809,406
3.30%, 04/13/27 (Call 03/13/27)	4,795	4,684,236
3.45%, 04/13/29 (Call 02/13/29)	3,000	2,899,950
3.60%, 04/13/32 (Call 01/13/32)	6,805	6,538,652
3.80%, 12/05/24 (Call 09/05/24)	6,915	6,949,229
3.88%, 08/22/37 (Call 02/22/37)	10,507	9,856,196
3.95%, 04/13/52 (Call 10/13/51)	9,380	8,527,077
4.05%, 08/22/47 (Call 02/22/47)	12,388	11,484,667
4.10%, 04/13/62 (Call 10/13/61)	4,505	4,074,773
4.25%, 08/22/57 (Call 02/22/57)	6,691	6,319,449
4.80%, 12/05/34 (Call 06/05/34)(b)	4,502	4,739,345
4.95%, 12/05/44 (Call 06/05/44)(b)	5,058	5,279,743
5.20%, 12/03/25 (Call 09/03/25)	3,481	3,620,623
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	1,524	1,336,548
1.72%, 04/09/26 (Call 03/09/26)	470	426,299
2.38%, 10/09/30 (Call 07/09/30)	25	20,845
2.38%, 08/23/31 (Call 05/23/31)(b)	760	624,659
3.08%, 04/07/25 (Call 03/07/25)(b)	545	524,018
3.43%, 04/07/30 (Call 01/07/30)	1,425	1,289,882
3.63%, 07/06/27(b)	1,764	1,680,104
3.88%, 09/29/23 (Call 08/29/23)	3,418	3,407,097
4.13%, 06/30/25	2,390	2,357,305
4.38%, 05/14/24 (Call 04/14/24)(b)	2,834	2,835,389
4.38%, 03/29/28 (Call 12/29/27)(b)	2,380	2,314,336
4.88%, 11/14/28 (Call 08/14/28)	2,495	2,484,371
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(b)	3,619	3,481,876
3.60%, 06/01/26 (Call 03/01/26)	3,846	3,787,425
3.65%, 03/15/25 (Call 12/15/24)	3,061	3,039,604
4.63%, 04/13/30 (Call 01/13/30)	5,449	5,473,847
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	3,935	3,553,777
1.90%, 03/11/25 (Call 02/11/25)	3,997	3,772,928
2.60%, 05/10/31 (Call 02/10/31)(b)	2,815	2,336,281
2.70%, 03/11/30 (Call 12/11/29)	4,276	3,689,418
3.45%, 08/01/24 (Call 05/01/24)	4,508	4,456,428
3.60%, 06/05/27 (Call 03/05/27)(b)	3,545	3,425,037
3.65%, 05/10/51 (Call 11/10/50)	1,920	1,438,771
4.00%, 07/15/42 (Call 01/15/42)	2,996	2,483,474
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(b)	4,415	3,651,867
3.25%, 02/15/30 (Call 11/15/29)	4,019	3,478,083
3.80%, 02/15/28 (Call 11/15/27)	1,779	1,655,662
4.63%, 08/01/27 (Call 05/01/27)	716	698,322
5.00%, 02/15/26 (Call 11/15/25)	4,212	4,217,644
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(b)	2,265	2,069,281

Security	Par (000)	Value

Internet (continued)
3.88%, 04/29/26	$885	$863,716
4.13%, 01/14/50 (Call 07/14/49)(b)	2,215	1,717,910
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	1,089	981,472
2.00%, 09/03/30 (Call 06/03/30)	3,101	2,342,526
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	3,110	2,557,540
4.75%, 07/15/27 (Call 10/03/22)(b)	2,530	2,500,424
5.25%, 04/01/25 (Call 01/01/25)	2,075	2,106,748
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)(b)	2,934	2,323,141
3.50%, 07/05/24 (Call 06/05/24)	2,546	2,460,174

		340,465,707

Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(b)	2,010	1,902,626
4.55%, 03/11/26(b)	2,895	2,840,719
6.75%, 03/01/41	1,510	1,484,315
7.00%, 10/15/39(b)	2,380	2,412,463
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)(b)	4,082	3,843,407
2.70%, 06/01/30 (Call 03/01/30)	3,124	2,726,534
2.98%, 12/15/55 (Call 06/15/55)	5,302	3,540,251
3.13%, 04/01/32 (Call 01/01/32)(b)	60	52,750
3.85%, 04/01/52 (Call 09/01/51)(b)	195	161,320
3.95%, 05/23/25	2,370	2,352,746
3.95%, 05/01/28 (Call 02/01/28)(b)	1,018	988,335
4.30%, 05/23/27 (Call 04/23/27)	2,640	2,625,691
4.40%, 05/01/48 (Call 11/01/47)	199	178,226
5.20%, 08/01/43 (Call 02/01/43)(b)	405	398,216
6.40%, 12/01/37(b)	293	327,319
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)(b)	2,833	2,585,622
2.15%, 08/15/30 (Call 05/15/30)(b)	165	133,261
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	705	602,345
2.40%, 06/15/25 (Call 05/15/25)	1,662	1,573,515
2.80%, 12/15/24 (Call 11/15/24)	3,053	2,951,824
3.25%, 01/15/31 (Call 10/15/30)	2,236	1,931,882
3.25%, 10/15/50 (Call 04/15/50)	1,759	1,200,641
3.45%, 04/15/30 (Call 01/15/30)	1,419	1,264,641
5.00%, 12/15/26 (Call 10/03/22)	2,048	2,033,725
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)(b)	4,094	3,553,183
6.25%, 08/10/26(b)	3,338	3,499,793
6.88%, 11/21/36	7,125	7,352,430
6.88%, 11/10/39	4,705	4,871,792
8.25%, 01/17/34(b)	490	582,929
Vale SA, 5.63%, 09/11/42(b)	956	892,091

		60,864,592

Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 10/03/22)(b)	1,603	1,488,770
2.40%, 08/18/31 (Call 05/18/31)	1,134	839,920
4.40%, 09/15/32 (Call 06/15/32)(b)	2,130	1,837,658
5.10%, 04/01/52 (Call 10/01/51)	1,770	1,315,446

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	$3,014	$2,905,134
4.63%, 07/28/45 (Call 01/28/45)	2,119	1,649,197

		10,036,125

Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	1,926	1,707,341
3.70%, 01/15/31 (Call 10/15/30)	970	846,024
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/03/22)	1,070	1,036,777
1.80%, 10/01/24 (Call 10/03/22)	975	925,285
4.38%, 09/15/28 (Call 06/15/28)(b)	2,445	2,313,801
4.85%, 03/15/26 (Call 12/15/25)(b)	3,120	3,140,093
5.63%, 04/23/25 (Call 03/23/25)	1,833	1,852,008
6.00%, 04/23/30 (Call 01/23/30)(b)	1,900	1,935,758
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	2,445	2,421,601
3.75%, 03/15/25 (Call 12/15/24)	2,441	2,402,554
3.75%, 10/01/25 (Call 07/01/25)	2,390	2,334,050
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(b)	1,904	1,864,644
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	2,871	2,959,054
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	4,807	4,590,060
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	2,334	2,001,405
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	431	358,752
Series II, 2.75%, 10/15/33 (Call 07/15/33)(b)	2,300	1,808,191
Series R, 3.13%, 06/15/26 (Call 03/15/26)	3,438	3,261,803
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,724	1,637,111
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	161	161,093

		39,557,405

Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)(b)	710	692,136
4.38%, 05/08/42	260	240,391
Caterpillar Financial Services Corp.
0.45%, 09/14/23	765	740,566
0.45%, 05/17/24	51	48,275
0.60%, 09/13/24	414	389,123
0.80%, 11/13/25	684	619,581
0.90%, 03/02/26	670	607,837
0.95%, 01/10/24(b)	1,025	989,832
1.10%, 09/14/27(b)	1,061	928,969
1.15%, 09/14/26	3,340	2,992,874
1.45%, 05/15/25(b)	1,125	1,058,366
1.70%, 01/08/27(b)	3,085	2,822,837
2.15%, 11/08/24(b)	4,461	4,311,690
2.40%, 08/09/26	2,359	2,230,812
2.85%, 05/17/24	3,284	3,239,141
3.25%, 12/01/24(b)	2,850	2,820,787
3.30%, 06/09/24	4,170	4,142,019
3.60%, 08/12/27	3,810	3,739,553
3.65%, 12/07/23	1,481	1,482,303
3.65%, 08/12/25	2,700	2,682,720
3.75%, 11/24/23	3,343	3,348,717
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(b)	250	212,548
2.60%, 09/19/29 (Call 06/19/29)(b)	2,993	2,729,436
2.60%, 04/09/30 (Call 01/09/30)	3,725	3,378,426
3.25%, 09/19/49 (Call 03/19/49)	3,814	3,141,172
3.25%, 04/09/50 (Call 10/09/49)	4,652	3,842,831

Security	Par (000)	Value

Machinery (continued)
3.40%, 05/15/24 (Call 02/15/24)(b)	$4,461	$4,447,082
3.80%, 08/15/42	5,463	4,988,866
4.30%, 05/15/44 (Call 11/15/43)(b)	2,397	2,321,183
4.75%, 05/15/64 (Call 11/15/63)(b)	2,588	2,639,424
5.20%, 05/27/41(b)	1,681	1,815,295
5.30%, 09/15/35(b)	550	593,027
6.05%, 08/15/36	1,188	1,364,739
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,285	1,140,142
1.88%, 01/15/26 (Call 12/15/25)	1,685	1,530,856
3.95%, 05/23/25	1,450	1,425,278
4.20%, 01/15/24	2,115	2,108,592
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	2,585	2,448,331
Crane Holdings Co.
4.20%, 03/15/48 (Call 09/15/47)(b)	1,208	958,633
4.45%, 12/15/23 (Call 09/15/23)(b)	1,017	1,020,509
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	3,005	2,924,436
2.88%, 09/07/49 (Call 03/07/49)(b)	1,890	1,476,071
3.10%, 04/15/30 (Call 01/15/30)(b)	2,581	2,427,998
3.75%, 04/15/50 (Call 10/15/49)(b)	3,296	3,034,990
3.90%, 06/09/42 (Call 12/09/41)(b)	3,949	3,707,795
5.38%, 10/16/29(b)	1,495	1,610,668
7.13%, 03/03/31(b)	775	931,318
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	2,340	2,119,338
3.15%, 11/15/25 (Call 08/15/25)	2,466	2,386,003
5.38%, 10/15/35(b)	142	143,000
5.38%, 03/01/41 (Call 12/01/40)	1,985	1,956,059
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	2,120	1,647,918
3.50%, 10/01/30 (Call 07/01/30)	2,153	1,846,908
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	1,495	1,258,910
3.00%, 05/01/30 (Call 02/01/30)	1,199	1,053,825
John Deere Capital Corp.
0.40%, 10/10/23	1,483	1,432,267
0.45%, 01/17/24	1,315	1,258,757
0.45%, 06/07/24	2,615	2,477,268
0.63%, 09/10/24	1,460	1,374,605
0.70%, 01/15/26	3,325	3,005,467
1.05%, 06/17/26(b)	2,130	1,932,229
1.25%, 01/10/25(b)	1,625	1,535,852
1.30%, 10/13/26	1,435	1,295,934
1.45%, 01/15/31	2,560	2,090,291
1.50%, 03/06/28	1,475	1,297,528
1.70%, 01/11/27(b)	2,170	1,984,899
1.75%, 03/09/27	2,346	2,141,335
2.00%, 06/17/31	2,635	2,236,114
2.05%, 01/09/25	2,840	2,730,433
2.13%, 03/07/25	40	38,396
2.25%, 09/14/26(b)	2,076	1,965,349
2.35%, 03/08/27(b)	550	514,916
2.45%, 01/09/30(b)	2,524	2,239,495
2.60%, 03/07/24(b)	2,850	2,805,141
2.65%, 06/24/24	4,783	4,704,607
2.65%, 06/10/26	1,149	1,102,109
2.80%, 09/08/27(b)	3,040	2,889,733
2.80%, 07/18/29	2,191	2,028,669
3.05%, 01/06/28(b)	805	773,621

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.35%, 06/12/24(b)	$1,115	$1,109,012
3.35%, 04/18/29	1,845	1,765,407
3.40%, 06/06/25(b)	1,370	1,357,149
3.40%, 09/11/25(b)	710	700,877
3.45%, 01/10/24	861	858,391
3.45%, 03/13/25	3,858	3,837,668
3.45%, 03/07/29	2,919	2,826,322
3.65%, 10/12/23	2,761	2,762,132
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)(b)	1,468	1,154,200
4.55%, 04/15/28 (Call 01/15/28)	2,374	2,238,682
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	886	750,584
4.60%, 05/15/28 (Call 02/15/28)	1,608	1,546,510
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(b)	4,669	4,411,458
2.29%, 04/05/27 (Call 02/05/27)(b)	1,543	1,407,216
2.57%, 02/15/30 (Call 11/15/29)(b)	6,116	5,269,790
3.11%, 02/15/40 (Call 08/15/39)	3,238	2,489,115
3.36%, 02/15/50 (Call 08/15/49)	2,301	1,712,427
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)(b)	1,245	1,018,609
2.80%, 08/15/61 (Call 02/15/61)	1,913	1,247,773
2.88%, 03/01/25 (Call 12/01/24)(b)	1,042	1,014,491
3.50%, 03/01/29 (Call 12/01/28)	1,798	1,724,678
4.20%, 03/01/49 (Call 09/01/48)	2,623	2,422,996
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	2,484	2,369,388
3.45%, 11/15/26 (Call 08/15/26)(b)	3,303	3,100,493
4.40%, 03/15/24 (Call 02/15/24)	3,278	3,260,758
4.95%, 09/15/28 (Call 06/15/28)	5,085	4,943,078
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(b)	2,592	2,280,908
2.25%, 01/30/31 (Call 10/30/30)(b)	1,713	1,431,468
3.25%, 11/01/26 (Call 08/01/26)	3,323	3,176,223
4.38%, 11/01/46 (Call 05/01/46)(b)	1,165	1,040,112

		221,843,066

Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(b)	3,578	3,409,190
2.25%, 09/19/26 (Call 06/19/26)	3,075	2,866,669
2.38%, 08/26/29 (Call 05/26/29)	3,790	3,257,050
2.65%, 04/15/25 (Call 03/15/25)	1,230	1,192,460
2.88%, 10/15/27 (Call 07/15/27)	3,508	3,298,783
3.00%, 08/07/25	1,593	1,552,856
3.05%, 04/15/30 (Call 01/15/30)(b)	1,190	1,059,766
3.13%, 09/19/46 (Call 03/19/46)	2,697	1,968,945
3.25%, 02/14/24 (Call 01/14/24)(b)	4,089	4,062,013
3.25%, 08/26/49 (Call 02/26/49)(b)	2,481	1,857,177
3.38%, 03/01/29 (Call 12/01/28)(b)	3,173	2,946,353
3.63%, 09/14/28 (Call 06/14/28)(b)	2,390	2,285,533
3.63%, 10/15/47 (Call 04/15/47)	2,556	2,045,235
3.70%, 04/15/50 (Call 10/15/49)(b)	3,102	2,489,355
3.88%, 06/15/44	1,105	922,565
4.00%, 09/14/48 (Call 03/14/48)(b)	3,810	3,213,621
5.70%, 03/15/37	1,132	1,204,754
Carlisle Companies Inc.
0.55%, 09/01/23 (Call 10/03/22)	20	19,323
2.20%, 03/01/32 (Call 12/01/31)(b)	925	727,568
2.75%, 03/01/30 (Call 12/01/29)	3,259	2,787,586

Security	Par (000)	Value

Manufacturing (continued)
3.50%, 12/01/24 (Call 10/01/24)	$2,347	$2,308,063
3.75%, 12/01/27 (Call 09/01/27)(b)	1,480	1,403,987
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	2,662	2,530,311
3.92%, 09/15/47 (Call 03/15/47)	2,509	2,148,833
4.00%, 11/02/32	2,884	2,762,699
4.15%, 03/15/33	900	867,771
4.15%, 11/02/42	2,649	2,379,862
4.70%, 08/23/52	535	520,282
GE Capital Funding LLC, 4.55%, 05/15/32
(Call 02/15/32)	4,408	4,252,706
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25(b)	405	393,863
4.42%, 11/15/35	22,903	21,597,529
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)(b)	695	612,830
4.50%, 03/11/44(b)	50	45,053
5.88%, 01/14/38	445	468,647
6.75%, 03/15/32	6,260	7,095,460
6.88%, 01/10/39(b)	375	429,874
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	5,364	5,146,704
3.50%, 03/01/24 (Call 12/01/23)	4,119	4,108,332
3.90%, 09/01/42 (Call 03/01/42)	1,822	1,609,300
4.88%, 09/15/41 (Call 03/15/41)	1,975	1,998,048
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(b)	2,217	2,160,267
3.25%, 03/01/27 (Call 12/01/26)	3,871	3,710,702
3.25%, 06/14/29 (Call 03/14/29)	2,278	2,085,532
3.30%, 11/21/24 (Call 08/21/24)(b)	1,107	1,088,557
3.65%, 06/15/24	2,270	2,249,343
4.00%, 06/14/49 (Call 12/14/48)	2,951	2,502,655
4.10%, 03/01/47 (Call 09/01/46)	2,111	1,833,762
4.20%, 11/21/34 (Call 05/21/34)(b)	1,930	1,796,579
4.25%, 09/15/27 (Call 08/15/27)	1,755	1,734,870
4.45%, 11/21/44 (Call 05/21/44)	1,932	1,743,089
4.50%, 09/15/29 (Call 07/15/29)(b)	2,833	2,787,700
6.25%, 05/15/38	1,361	1,455,494
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	2,103	1,965,821
5.90%, 07/15/32 (Call 04/15/32)	1,000	996,520
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,603	2,120,976
3.00%, 06/01/30 (Call 03/01/30)	1,400	1,211,518
3.38%, 03/01/28 (Call 12/01/27)	2,478	2,278,942
3.65%, 03/15/27 (Call 12/15/26)	2,260	2,154,661
3.88%, 03/01/25 (Call 12/01/24)	1,230	1,213,395
3.90%, 09/17/29 (Call 06/17/29)	2,189	2,044,066
4.00%, 03/15/26 (Call 12/15/25)(b)	1,884	1,844,869
4.30%, 03/01/24 (Call 12/01/23)	1,945	1,945,311
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	2,348	2,256,358
4.30%, 02/21/48 (Call 08/21/47)	1,273	1,060,880
5.75%, 06/15/43	1,717	1,742,206
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	1,574	1,516,533
3.55%, 11/01/24 (Call 08/01/24)	2,860	2,820,904
3.80%, 03/21/29 (Call 12/21/28)	2,950	2,778,841
4.50%, 03/21/49 (Call 09/21/48)	1,395	1,205,782

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
4.65%, 11/01/44 (Call 05/01/44)(b)	$1,223	$1,073,672

		163,226,761

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	4,405	3,611,439
2.30%, 02/01/32 (Call 11/01/31)	2,745	2,086,255
2.80%, 04/01/31 (Call 01/01/31)	6,184	5,010,586
3.50%, 06/01/41 (Call 12/01/40)	4,717	3,271,428
3.50%, 03/01/42 (Call 09/01/41)	3,920	2,727,301
3.70%, 04/01/51 (Call 10/01/50)	7,394	4,923,221
3.75%, 02/15/28 (Call 11/15/27)	3,971	3,673,810
3.85%, 04/01/61 (Call 10/01/60)	6,025	3,919,564
3.90%, 06/01/52 (Call 12/01/51)	8,025	5,443,357
3.95%, 06/30/62 (Call 12/30/61)	3,060	2,025,506
4.20%, 03/15/28 (Call 12/15/27)(b)	4,663	4,397,722
4.40%, 04/01/33 (Call 01/01/33)(b)	3,750	3,313,312
4.40%, 12/01/61 (Call 06/01/61)	5,093	3,606,353
4.50%, 02/01/24 (Call 01/01/24)	4,404	4,399,508
4.80%, 03/01/50 (Call 09/01/49)	9,796	7,696,031
4.91%, 07/23/25 (Call 04/23/25)(b)	15,292	15,256,370
5.05%, 03/30/29 (Call 12/30/28)	4,743	4,553,422
5.13%, 07/01/49 (Call 01/01/49)	4,695	3,823,984
5.25%, 04/01/53 (Call 10/01/52)	5,975	5,006,094
5.38%, 04/01/38 (Call 10/01/37)	2,397	2,102,912
5.38%, 05/01/47 (Call 11/01/46)	7,993	6,812,194
5.50%, 04/01/63 (Call 10/01/62)	865	723,893
5.75%, 04/01/48 (Call 10/01/47)	7,761	6,868,951
6.38%, 10/23/35 (Call 04/23/35)	6,590	6,565,749
6.48%, 10/23/45 (Call 04/23/45)	12,004	11,431,529
6.83%, 10/23/55 (Call 04/23/55)	3,698	3,722,592
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	6,560	5,259,874
1.95%, 01/15/31 (Call 10/15/30)	5,486	4,543,505
2.35%, 01/15/27 (Call 10/15/26)	2,676	2,491,517
2.45%, 08/15/52 (Call 02/15/52)	4,860	3,142,768
2.65%, 02/01/30 (Call 11/01/29)	4,590	4,065,409
2.65%, 08/15/62 (Call 02/15/62)	4,854	3,055,593
2.80%, 01/15/51 (Call 07/15/50)	5,049	3,498,553
2.89%, 11/01/51 (Call 05/01/51)	12,925	9,121,431
2.94%, 11/01/56 (Call 05/01/56)	20,341	13,878,461
2.99%, 11/01/63 (Call 05/01/63)	13,218	8,853,813
3.15%, 03/01/26 (Call 12/01/25)	9,604	9,338,065
3.15%, 02/15/28 (Call 11/15/27)	5,057	4,800,155
3.20%, 07/15/36 (Call 01/15/36)	3,215	2,706,612
3.25%, 11/01/39 (Call 05/01/39)	2,217	1,805,059
3.30%, 02/01/27 (Call 11/01/26)	4,631	4,470,212
3.30%, 04/01/27 (Call 02/01/27)	2,474	2,389,167
3.38%, 02/15/25 (Call 11/15/24)(b)	3,207	3,161,685
3.38%, 08/15/25 (Call 05/15/25)(b)	5,899	5,801,548
3.40%, 04/01/30 (Call 01/01/30)(b)	6,075	5,666,517
3.40%, 07/15/46 (Call 01/15/46)	1,837	1,436,736
3.45%, 02/01/50 (Call 08/01/49)	5,865	4,614,934
3.55%, 05/01/28 (Call 02/01/28)	3,751	3,617,427
3.70%, 04/15/24 (Call 03/15/24)	9,311	9,293,216
3.75%, 04/01/40 (Call 10/01/39)	5,979	5,183,016
3.90%, 03/01/38 (Call 09/01/37)	3,864	3,479,261
3.95%, 10/15/25 (Call 08/15/25)	4,551	4,542,945
3.97%, 11/01/47 (Call 05/01/47)	4,577	3,928,759
4.00%, 08/15/47 (Call 02/15/47)	4,347	3,763,328

Security	Par (000)	Value

Media (continued)
4.00%, 03/01/48 (Call 09/01/47)	$4,796	$4,112,138
4.00%, 11/01/49 (Call 05/01/49)	5,393	4,622,178
4.05%, 11/01/52 (Call 05/01/52)	3,899	3,349,787
4.15%, 10/15/28 (Call 07/15/28)	6,539	6,484,465
4.20%, 08/15/34 (Call 02/15/34)	4,890	4,671,515
4.25%, 10/15/30 (Call 07/15/30)	4,464	4,406,816
4.25%, 01/15/33(b)	6,822	6,644,423
4.40%, 08/15/35 (Call 02/15/35)	4,289	4,143,131
4.60%, 10/15/38 (Call 04/15/38)	3,640	3,501,716
4.60%, 08/15/45 (Call 02/15/45)	4,086	3,795,077
4.65%, 07/15/42	3,127	2,943,164
4.70%, 10/15/48 (Call 04/15/48)	7,508	7,194,391
4.75%, 03/01/44	2,811	2,681,553
4.95%, 10/15/58 (Call 04/15/58)	3,929	3,851,992
5.65%, 06/15/35	3,311	3,571,741
6.45%, 03/15/37(b)	50	58,195
6.50%, 11/15/35	3,927	4,491,114
6.55%, 07/01/39	855	1,019,365
6.95%, 08/15/37	295	352,407
7.05%, 03/15/33	1,922	2,280,184
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	2,146	2,076,341
3.63%, 05/15/30 (Call 02/15/30)	3,647	3,182,664
3.80%, 03/13/24 (Call 01/13/24)(b)	1,544	1,527,618
3.90%, 11/15/24 (Call 08/15/24)(b)	2,028	1,985,047
3.95%, 06/15/25 (Call 03/15/25)	1,823	1,778,446
3.95%, 03/20/28 (Call 12/20/27)	6,455	5,926,916
4.00%, 09/15/55 (Call 03/15/55)	6,623	4,381,446
4.13%, 05/15/29 (Call 02/15/29)	2,418	2,204,926
4.65%, 05/15/50 (Call 11/15/49)	3,193	2,423,710
4.88%, 04/01/43	636	506,269
4.90%, 03/11/26 (Call 12/11/25)	2,760	2,756,081
5.00%, 09/20/37 (Call 03/20/37)	3,560	3,104,569
5.20%, 09/20/47 (Call 03/20/47)	4,945	4,032,450
5.30%, 05/15/49 (Call 11/15/48)(b)	4,057	3,343,495
6.35%, 06/01/40	216	207,172
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	1,190	1,114,221
3.45%, 03/01/32 (Call 12/01/31)	1,205	1,046,723
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	3,409	3,295,923
3.50%, 04/08/30 (Call 01/08/30)	2,753	2,498,265
4.03%, 01/25/24 (Call 12/25/23)	4,789	4,771,281
4.71%, 01/25/29 (Call 10/25/28)	8,087	8,004,593
5.48%, 01/25/39 (Call 07/25/38)	4,066	3,968,904
5.58%, 01/25/49 (Call 07/25/48)	4,948	4,827,764
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)(b)	1,219	1,217,586
5.00%, 05/13/45 (Call 11/13/44)(b)	3,160	2,927,171
5.25%, 05/24/49 (Call 11/24/48)(b)	2,530	2,470,241
6.13%, 01/31/46 (Call 07/31/45)(b)	2,959	3,226,730
6.63%, 03/18/25	2,424	2,540,134
6.63%, 01/15/40	2,016	2,166,313
8.50%, 03/11/32(b)	970	1,185,670
Meta Platforms Inc.
3.50%, 08/15/27	10,170	9,851,679
3.85%, 08/15/32	8,815	8,289,185
4.45%, 08/15/52	7,035	6,401,780
4.65%, 08/15/62	4,915	4,430,578

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
NBCUniversal Media LLC
4.45%, 01/15/43(b)	$2,013	$1,842,962
5.95%, 04/01/41(b)	3,526	3,904,269
6.40%, 04/30/40	222	257,795
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(b)	1,592	1,477,551
3.38%, 02/15/28 (Call 11/15/27)(b)	2,259	2,109,545
3.70%, 06/01/28 (Call 03/01/28)	2,395	2,260,521
4.00%, 01/15/26 (Call 10/15/25)	2,968	2,919,384
4.20%, 06/01/29 (Call 03/01/29)(b)	1,720	1,628,582
4.20%, 05/19/32 (Call 02/19/32)(b)	3,470	3,053,149
4.38%, 03/15/43	5,361	4,018,016
4.60%, 01/15/45 (Call 07/15/44)	2,717	2,086,058
4.75%, 05/15/25 (Call 04/15/25)(b)	2,434	2,450,503
4.85%, 07/01/42 (Call 01/01/42)	1,432	1,170,860
4.90%, 08/15/44 (Call 02/15/44)	2,971	2,370,799
4.95%, 01/15/31 (Call 10/15/30)	4,200	3,985,170
4.95%, 05/19/50 (Call 11/19/49)	2,638	2,148,150
5.25%, 04/01/44 (Call 10/01/43)	2,179	1,847,247
5.50%, 05/15/33	1,997	1,924,868
5.85%, 09/01/43 (Call 03/01/43)	1,129	1,020,842
5.90%, 10/15/40 (Call 04/15/40)(b)	1,588	1,454,227
6.88%, 04/30/36	4,801	4,955,976
7.88%, 07/30/30	2,874	3,225,490
TCI Communications Inc.
7.13%, 02/15/28(b)	2,427	2,736,151
7.88%, 02/15/26(b)	3,657	4,083,443
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	2,418	2,342,051
4.30%, 11/23/23 (Call 08/23/23)	1,691	1,696,868
5.50%, 08/15/35	967	973,121
5.65%, 11/23/43 (Call 05/23/43)	1,461	1,468,816
5.85%, 04/15/40	1,984	2,048,817
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	4,771	3,613,269
5.50%, 09/01/41 (Call 03/01/41)	4,669	4,032,522
5.88%, 11/15/40 (Call 05/15/40)	2,424	2,178,522
6.55%, 05/01/37	5,777	5,681,102
6.75%, 06/15/39	5,466	5,329,241
7.30%, 07/01/38	5,411	5,564,402
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	3,453	3,963,043
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	3,473	3,198,390
2.95%, 06/15/27(b)	3,559	3,416,355
3.00%, 02/13/26(b)	3,093	2,991,673
3.00%, 07/30/46	2,664	2,019,552
3.15%, 09/17/25	2,932	2,867,173
3.70%, 12/01/42	1,546	1,322,340
4.13%, 06/01/44	3,382	3,100,144
4.38%, 08/16/41(b)	1,960	1,858,178
Series B, 7.00%, 03/01/32(b)	1,968	2,322,338
Series E, 4.13%, 12/01/41	2,728	2,486,545
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)(b)	7,482	7,186,461
1.75%, 01/13/26	5,322	4,956,858
2.00%, 09/01/29 (Call 06/01/29)(b)	7,212	6,238,452
2.20%, 01/13/28(b)	1,087	989,105
2.65%, 01/13/31	8,653	7,672,702
2.75%, 09/01/49 (Call 03/01/49)	7,212	5,179,658
3.35%, 03/24/25	4,388	4,326,656

Security	Par (000)	Value

Media (continued)
3.38%, 11/15/26 (Call 08/15/26)	$1,844	$1,798,804
3.50%, 05/13/40 (Call 11/13/39)(b)	6,577	5,622,480
3.60%, 01/13/51 (Call 07/13/50)	9,352	7,835,386
3.70%, 09/15/24 (Call 06/15/24)	3,253	3,239,793
3.70%, 10/15/25 (Call 07/15/25)(b)	2,522	2,502,581
3.70%, 03/23/27	2,025	1,999,019
3.80%, 03/22/30(b)	3,639	3,516,620
3.80%, 05/13/60 (Call 11/13/59)	4,367	3,669,066
4.63%, 03/23/40 (Call 09/23/39)(b)	1,201	1,177,364
4.70%, 03/23/50 (Call 09/23/49)(b)	5,095	5,091,332
4.75%, 09/15/44 (Call 03/15/44)	2,699	2,638,785
4.75%, 11/15/46 (Call 05/15/46)(b)	1,633	1,616,049
4.95%, 10/15/45 (Call 04/15/45)	2,031	2,019,342
5.40%, 10/01/43	2,847	3,027,329
6.15%, 03/01/37	25	28,166
6.15%, 02/15/41(b)	827	948,900
6.20%, 12/15/34(b)	3,735	4,230,597
6.40%, 12/15/35	4,244	4,884,165
6.55%, 03/15/33(b)	805	931,707
6.65%, 11/15/37(b)	3,282	3,911,455
7.75%, 12/01/45	445	593,252

		673,967,996

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	3,699	3,651,061
3.90%, 01/15/43 (Call 07/15/42)(b)	2,650	2,326,938
4.38%, 06/15/45 (Call 12/15/44)	1,183	1,112,505
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)(b)	997	983,780
4.13%, 04/01/32 (Call 01/01/32)	1,710	1,550,269
4.50%, 12/15/28 (Call 09/15/28)(b)	2,040	1,950,791
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)(b)	1,449	1,327,182
5.25%, 10/01/54 (Call 04/01/54)	1,759	1,662,132

		14,564,658

Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	610	535,763
3.75%, 10/01/30 (Call 07/01/30)	820	700,370
Barrick Gold Corp.
5.25%, 04/01/42(b)	1,680	1,637,261
6.45%, 10/15/35	432	474,746
Barrick North America Finance LLC
5.70%, 05/30/41(b)	3,243	3,331,793
5.75%, 05/01/43	3,012	3,093,354
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39(b)	3,193	3,364,081
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23(b)	4,490	4,492,694
4.13%, 02/24/42	2,096	1,920,586
5.00%, 09/30/43	9,673	9,808,422
6.42%, 03/01/26(b)	570	609,587
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	3,067	2,870,129
4.25%, 03/01/30 (Call 03/01/25)	3,435	3,120,114
4.38%, 08/01/28 (Call 08/01/23)(b)	3,111	2,932,957
4.55%, 11/14/24 (Call 08/14/24)	2,395	2,410,879
4.63%, 08/01/30 (Call 08/01/25)(b)	2,811	2,598,657
5.00%, 09/01/27 (Call 10/03/22)	3,075	3,106,734

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
5.25%, 09/01/29 (Call 09/01/24)(b)	$2,465	$2,391,740
5.40%, 11/14/34 (Call 05/14/34)(b)	2,580	2,441,789
5.45%, 03/15/43 (Call 09/15/42)	6,320	5,674,349
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(b)	2,169	2,100,655
5.95%, 03/15/24 (Call 12/15/23)	2,294	2,332,792
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	4,458	3,663,584
2.60%, 07/15/32 (Call 04/15/32)	4,260	3,482,593
2.80%, 10/01/29 (Call 07/01/29)	3,287	2,869,452
4.88%, 03/15/42 (Call 09/15/41)	1,353	1,285,742
5.45%, 06/09/44 (Call 12/09/43)	2,487	2,465,338
5.88%, 04/01/35	2,605	2,704,381
6.25%, 10/01/39	2,021	2,174,960
Rio Tinto Alcan Inc.
5.75%, 06/01/35	953	1,031,480
6.13%, 12/15/33	3,028	3,440,262
7.25%, 03/15/31	2,413	2,857,571
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	4,320	3,130,402
5.20%, 11/02/40	4,009	4,187,641
7.13%, 07/15/28	2,776	3,135,436
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(b)	2,514	2,308,405
4.75%, 03/22/42 (Call 09/22/41)	1,700	1,689,290
Southern Copper Corp.
3.88%, 04/23/25	3,544	3,470,923
5.25%, 11/08/42(b)	5,697	5,508,543
5.88%, 04/23/45(b)	3,083	3,211,561
6.75%, 04/16/40(b)	3,741	4,209,224
7.50%, 07/27/35(b)	3,218	3,785,076
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	265	239,899
5.20%, 03/01/42 (Call 09/01/41)(b)	1,178	1,024,719
5.40%, 02/01/43 (Call 08/01/42)	473	420,114
6.00%, 08/15/40 (Call 02/15/40)	2,130	2,033,937
6.13%, 10/01/35	1,794	1,838,114
6.25%, 07/15/41 (Call 01/15/41)(b)	1,941	1,899,754
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	755	590,418

		130,608,271

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	4,970	4,463,955
3.25%, 02/15/29 (Call 08/15/23)	3,125	2,717,781
3.28%, 12/01/28 (Call 10/01/28)	2,260	1,988,235
3.57%, 12/01/31 (Call 09/01/31)	4,305	3,623,346
4.13%, 05/01/25 (Call 10/03/22)(b)	4,045	3,986,550
4.25%, 04/01/28 (Call 10/03/22)(b)	2,762	2,552,640
5.50%, 12/01/24 (Call 06/01/24)	3,429	3,507,524

		22,840,031

Oil & Gas — 1.0%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	3,421	2,835,598
2.72%, 01/12/32 (Call 10/12/31)	6,795	5,923,677
2.77%, 11/10/50 (Call 05/10/50)	2,545	1,786,183
2.94%, 06/04/51 (Call 12/04/50)	8,965	6,467,351
3.00%, 02/24/50 (Call 08/24/49)	7,440	5,440,946
3.00%, 03/17/52 (Call 09/17/51)	2,500	1,810,600
3.02%, 01/16/27 (Call 10/16/26)	4,186	4,005,332

Security	Par (000)	Value

Oil & Gas (continued)
3.06%, 06/17/41 (Call 12/17/40)(b)	$5,105	$4,010,284
3.12%, 05/04/26 (Call 02/04/26)	4,479	4,335,269
3.38%, 02/08/61 (Call 08/08/60)	6,185	4,633,060
3.41%, 02/11/26 (Call 12/11/25)(b)	4,389	4,307,716
3.54%, 04/06/27 (Call 02/06/27)(b)	2,249	2,192,145
3.59%, 04/14/27 (Call 01/14/27)(b)	2,388	2,325,602
3.63%, 04/06/30 (Call 01/06/30)(b)	4,237	4,027,141
3.80%, 09/21/25 (Call 07/21/25)	4,233	4,223,306
3.94%, 09/21/28 (Call 06/21/28)	4,023	3,934,574
4.23%, 11/06/28 (Call 08/06/28)	4,805	4,753,250
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	4,297	4,117,858
3.72%, 11/28/28 (Call 08/28/28)(b)	5,247	5,085,445
Burlington Resources LLC
5.95%, 10/15/36	35	37,703
7.20%, 08/15/31	40	46,932
7.40%, 12/01/31	250	300,560
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	3,161	2,948,929
2.95%, 07/15/30 (Call 04/15/30)(b)	1,860	1,621,901
3.80%, 04/15/24 (Call 01/15/24)	3,195	3,162,251
3.85%, 06/01/27 (Call 03/01/27)	4,259	4,069,091
3.90%, 02/01/25 (Call 11/01/24)	3,045	2,999,081
4.95%, 06/01/47 (Call 12/01/46)(b)	2,668	2,522,114
5.85%, 02/01/35	1,500	1,484,355
6.25%, 03/15/38	2,973	3,106,666
6.45%, 06/30/33	1,550	1,635,948
6.50%, 02/15/37	1,799	1,882,204
6.75%, 02/01/39	1,715	1,854,961
7.20%, 01/15/32	740	828,926
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	2,061	1,694,183
3.75%, 02/15/52 (Call 08/15/51)(b)	2,555	1,965,587
4.25%, 04/15/27 (Call 01/15/27)	3,170	3,121,024
4.40%, 04/15/29 (Call 01/15/29)	2,967	2,867,754
5.25%, 06/15/37 (Call 12/15/36)	3,125	2,997,781
5.38%, 07/15/25 (Call 04/15/25)(b)	4,084	4,192,103
5.40%, 06/15/47 (Call 12/15/46)(b)	731	711,665
6.75%, 11/15/39	4,410	4,802,799
6.80%, 09/15/37	2,177	2,353,707
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	10,298	9,717,090
2.00%, 05/11/27 (Call 03/11/27)	4,615	4,263,429
2.24%, 05/11/30 (Call 02/11/30)	3,819	3,350,218
2.90%, 03/03/24 (Call 01/03/24)(b)	4,270	4,224,183
2.95%, 05/16/26 (Call 02/16/26)	7,667	7,424,569
3.08%, 05/11/50 (Call 11/11/49)(b)	3,286	2,612,731
3.33%, 11/17/25 (Call 08/17/25)(b)	4,049	3,993,650
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	4,251	3,883,544
1.02%, 08/12/27 (Call 06/12/27)	3,559	3,103,733
2.34%, 08/12/50 (Call 02/12/50)	3,043	2,100,492
3.25%, 10/15/29 (Call 07/15/29)(b)	2,001	1,875,777
3.85%, 01/15/28 (Call 10/15/27)	3,000	2,967,060
3.90%, 11/15/24 (Call 08/15/24)	2,496	2,516,392
5.25%, 11/15/43 (Call 05/15/43)	355	374,458
6.00%, 03/01/41 (Call 09/01/40)	145	166,198
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(b)	1,249	1,155,350
3.30%, 09/30/49 (Call 03/30/49)	1,315	927,890

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.25%, 05/09/43(b)	$3,599	$3,073,510
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	7,345	7,371,956
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	424,480
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	4,520	4,455,183
4.38%, 05/02/28(b)	5,052	5,078,826
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,913	1,968,898
6.40%, 05/15/37	3,637	3,894,827
7.50%, 07/30/39(b)	1,006	1,214,343
7.88%, 03/15/32	1,846	2,247,154
ConocoPhillips
5.90%, 10/15/32	1,831	2,025,049
5.90%, 05/15/38(b)	237	259,752
6.50%, 02/01/39	225	263,984
ConocoPhillips Co.
2.13%, 03/08/24 (Call 10/03/22)	152	148,642
2.40%, 03/07/25 (Call 03/07/23)	910	879,642
3.35%, 11/15/24 (Call 08/15/24)(b)	340	336,872
3.76%, 03/15/42 (Call 09/15/41)(f)	11,090	9,746,114
3.80%, 03/15/52 (Call 09/15/51)(b)	1,810	1,561,360
4.03%, 03/15/62 (Call 09/15/61)(f)	10,347	8,820,921
4.30%, 11/15/44 (Call 05/15/44)(b)	1,535	1,413,766
5.95%, 03/15/46 (Call 09/15/45)	320	361,574
6.95%, 04/15/29	880	1,005,946
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	4,210	4,149,671
4.38%, 01/15/28 (Call 10/15/27)	3,600	3,380,076
4.90%, 06/01/44 (Call 12/01/43)	2,870	2,243,106
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(b)(f)	2,898	2,766,605
4.38%, 06/01/24 (Call 03/01/24)(f)	2,915	2,896,927
4.38%, 03/15/29 (Call 12/15/28)(f)	2,490	2,405,440
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	2,680	2,560,606
4.75%, 05/15/42 (Call 11/15/41)	2,938	2,651,956
5.00%, 06/15/45 (Call 12/15/44)	3,945	3,640,564
5.25%, 09/15/24 (Call 06/15/24)	1,385	1,408,476
5.25%, 10/15/27 (Call 10/15/22)	600	600,678
5.60%, 07/15/41 (Call 01/15/41)(b)	2,740	2,710,298
5.85%, 12/15/25 (Call 09/15/25)	4,265	4,411,673
5.88%, 06/15/28 (Call 06/15/23)(b)	1,355	1,380,596
7.88%, 09/30/31	1,002	1,161,188
7.95%, 04/15/32(b)	1,335	1,550,402
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	1,907	1,652,797
3.25%, 12/01/26 (Call 10/01/26)(b)	5,666	5,436,810
3.50%, 12/01/29 (Call 09/01/29)(b)	2,763	2,511,401
4.25%, 03/15/52 (Call 09/15/51)	1,689	1,396,060
4.40%, 03/24/51 (Call 09/24/50)(b)	2,405	2,047,930
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29	2,060	1,852,517
4.60%, 12/15/44(b)	1,901	1,715,348
4.80%, 11/01/43	1,458	1,347,279
Eni USA Inc., 7.30%, 11/15/27	385	425,829
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)(b)	1,194	1,173,547
3.90%, 04/01/35 (Call 10/01/34)	2,123	1,955,856
4.15%, 01/15/26 (Call 10/15/25)	5,229	5,234,386

Security	Par (000)	Value

Oil & Gas (continued)
4.38%, 04/15/30 (Call 01/15/30)	$3,034	$3,042,313
4.95%, 04/15/50 (Call 10/15/49)	3,141	3,244,433
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	4,770	4,520,291
5.00%, 01/15/29 (Call 07/15/28)	1,315	1,287,793
6.13%, 02/01/25 (Call 01/01/25)	4,945	5,081,284
7.00%, 02/01/30 (Call 11/01/29)	2,410	2,580,411
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	1,671	1,551,273
2.38%, 05/22/30 (Call 02/22/30)	4,392	3,856,352
2.65%, 01/15/24	4,287	4,223,467
2.88%, 04/06/25 (Call 03/06/25)(b)	4,253	4,146,377
3.00%, 04/06/27 (Call 02/06/27)	1,111	1,063,249
3.13%, 04/06/30 (Call 01/06/30)	4,831	4,475,438
3.25%, 11/10/24	3,173	3,143,110
3.25%, 11/18/49 (Call 05/18/49)	4,174	3,338,657
3.63%, 09/10/28 (Call 06/10/28)	2,271	2,215,406
3.63%, 04/06/40 (Call 10/06/39)	2,489	2,191,789
3.70%, 03/01/24(b)	4,530	4,529,139
3.70%, 04/06/50 (Call 10/06/49)	3,565	3,095,169
3.95%, 05/15/43(b)	3,697	3,342,347
4.25%, 11/23/41	2,245	2,116,811
4.80%, 11/08/43	2,475	2,504,007
5.10%, 08/17/40	3,177	3,294,390
7.25%, 09/23/27(b)	775	877,695
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	7,242	7,021,988
2.28%, 08/16/26 (Call 06/16/26)	3,950	3,730,736
2.44%, 08/16/29 (Call 05/16/29)(b)	7,881	7,108,268
2.61%, 10/15/30 (Call 07/15/30)	4,725	4,236,671
2.71%, 03/06/25 (Call 12/06/24)	2,920	2,843,408
2.99%, 03/19/25 (Call 02/19/25)	11,674	11,421,491
3.00%, 08/16/39 (Call 02/16/39)	5,685	4,657,209
3.04%, 03/01/26 (Call 12/01/25)(b)	9,306	9,062,741
3.10%, 08/16/49 (Call 02/16/49)(b)	5,896	4,610,436
3.18%, 03/15/24 (Call 12/15/23)	3,795	3,776,367
3.29%, 03/19/27 (Call 01/19/27)(b)	2,400	2,352,456
3.45%, 04/15/51 (Call 10/15/50)	4,893	4,044,652
3.48%, 03/19/30 (Call 12/19/29)	3,612	3,460,115
3.57%, 03/06/45 (Call 09/06/44)(b)	2,847	2,409,074
4.11%, 03/01/46 (Call 09/01/45)	10,336	9,521,730
4.23%, 03/19/40 (Call 09/19/39)	4,596	4,380,448
4.33%, 03/19/50 (Call 09/19/49)	9,325	8,891,574
Helmerich & Payne Inc., 2.90%, 09/29/31
(Call 06/29/31)(b)	785	663,772
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	2,830	2,784,494
4.30%, 04/01/27 (Call 01/01/27)	5,692	5,556,644
5.60%, 02/15/41	4,258	4,100,241
5.80%, 04/01/47 (Call 10/01/46)(b)	1,834	1,827,929
6.00%, 01/15/40(b)	2,758	2,813,463
7.13%, 03/15/33	2,352	2,612,813
7.30%, 08/15/31	2,854	3,186,862
7.88%, 10/01/29(b)	872	996,103
HF Sinclair Corp.
2.63%, 10/01/23(f)	1,574	1,526,276
4.50%, 10/01/30 (Call 07/01/30)(f)	1,392	1,250,615
5.88%, 04/01/26 (Call 01/01/26)(b)(f)	4,833	4,858,712
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(b)	4,238	4,121,794

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.20%, 06/01/45 (Call 12/01/44)(b)	$1,746	$1,596,734
6.60%, 10/01/37	2,923	3,066,139
6.80%, 03/15/32	2,064	2,206,437
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	3,169	3,138,736
3.80%, 04/01/28 (Call 01/01/28)(b)	2,276	2,149,022
4.50%, 04/01/48 (Call 10/01/47)	1,437	1,204,149
4.70%, 05/01/25 (Call 04/01/25)	5,365	5,399,980
4.75%, 09/15/44 (Call 03/15/44)	3,201	2,820,945
5.00%, 09/15/54 (Call 03/15/54)	2,523	2,242,089
5.13%, 12/15/26 (Call 09/15/26)	3,309	3,400,692
6.50%, 03/01/41 (Call 09/01/40)	1,981	2,126,366
Ovintiv Exploration Inc., 5.38%, 01/01/26
(Call 10/01/25)	3,534	3,588,318
Ovintiv Inc.
6.50%, 08/15/34(b)	3,221	3,325,232
6.50%, 02/01/38	1,880	1,920,138
6.63%, 08/15/37	1,775	1,825,659
7.20%, 11/01/31	1,225	1,310,309
7.38%, 11/01/31	1,615	1,757,249
8.13%, 09/15/30	1,115	1,239,579
Phillips 66
0.90%, 02/15/24 (Call 10/03/22)(b)	805	770,160
1.30%, 02/15/26 (Call 01/15/26)	3,259	2,948,939
2.15%, 12/15/30 (Call 09/15/30)(b)	3,065	2,514,679
3.30%, 03/15/52 (Call 09/15/51)	3,070	2,286,106
3.85%, 04/09/25 (Call 03/09/25)(b)	4,116	4,080,355
3.90%, 03/15/28 (Call 12/15/27)	1,285	1,234,602
4.65%, 11/15/34 (Call 05/15/34)	4,997	4,810,712
4.88%, 11/15/44 (Call 05/15/44)(b)	4,158	3,984,237
5.88%, 05/01/42	4,699	5,009,087
Phillips 66 Co.
2.45%, 12/15/24 (Call 11/15/24)(f)	2,267	2,157,028
3.15%, 12/15/29 (Call 09/15/29)(f)	2,176	1,932,419
3.55%, 10/01/26 (Call 07/01/26)(f)	2,140	2,056,626
3.61%, 02/15/25 (Call 11/15/24)(f)	672	658,083
3.75%, 03/01/28 (Call 12/01/27)(f)	2,521	2,375,564
4.68%, 02/15/45 (Call 08/15/44)(f)	1,665	1,513,785
4.90%, 10/01/46 (Call 04/01/46)(f)	2,212	2,080,010
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	300	268,077
1.90%, 08/15/30 (Call 05/15/30)	7,170	5,848,712
2.15%, 01/15/31 (Call 10/15/30)	385	316,928
Shell International Finance BV
0.38%, 09/15/23	777	750,768
2.00%, 11/07/24 (Call 10/07/24)	4,950	4,791,155
2.38%, 11/07/29 (Call 08/07/29)	4,541	4,007,841
2.50%, 09/12/26(b)	6,340	6,004,424
2.75%, 04/06/30 (Call 01/06/30)	1,958	1,762,885
2.88%, 05/10/26	5,377	5,187,192
2.88%, 11/26/41 (Call 05/26/41)	2,530	1,963,584
3.00%, 11/26/51 (Call 05/26/51)	3,505	2,638,389
3.13%, 11/07/49 (Call 05/07/49)	4,848	3,759,963
3.25%, 05/11/25	11,271	11,097,877
3.25%, 04/06/50 (Call 10/06/49)	7,338	5,829,894
3.50%, 11/13/23 (Call 10/13/23)	5,182	5,174,227
3.63%, 08/21/42(b)	2,308	1,956,976
3.75%, 09/12/46	4,801	4,127,036
3.88%, 11/13/28 (Call 08/13/28)	3,765	3,691,583
4.00%, 05/10/46	7,969	7,031,208

Security	Par (000)	Value

Oil & Gas (continued)
4.13%, 05/11/35	$5,363	$5,105,254
4.38%, 05/11/45	10,543	9,863,925
4.55%, 08/12/43	2,903	2,791,089
5.50%, 03/25/40(b)	3,380	3,648,406
6.38%, 12/15/38(b)	7,421	8,639,009
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(b)	898	715,598
4.00%, 11/15/47 (Call 05/15/47)(b)	3,507	2,932,483
5.35%, 07/15/33	1,256	1,241,996
5.95%, 12/01/34	1,850	1,915,065
5.95%, 05/15/35	2,698	2,755,225
6.50%, 06/15/38	2,655	2,860,072
6.80%, 05/15/38	4,042	4,460,872
6.85%, 06/01/39	3,291	3,673,579
7.15%, 02/01/32	822	917,089
Tosco Corp., 8.13%, 02/15/30	1,475	1,778,629
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(b)	3,906	3,782,453
2.83%, 01/10/30 (Call 10/10/29)	4,734	4,291,229
2.99%, 06/29/41 (Call 12/29/40)(b)	1,778	1,418,364
3.13%, 05/29/50 (Call 11/29/49)	6,976	5,409,609
3.39%, 06/29/60 (Call 12/29/59)(b)	620	481,573
3.46%, 02/19/29 (Call 11/19/28)(b)	4,544	4,349,381
3.46%, 07/12/49 (Call 01/12/49)	5,790	4,764,302
3.70%, 01/15/24	4,889	4,890,907
3.75%, 04/10/24(b)	5,956	5,967,852
TotalEnergies Capital SA, 3.88%, 10/11/28	3,937	3,860,465
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	1,470	1,309,447
2.80%, 12/01/31 (Call 09/01/31)	2,215	1,864,343
2.85%, 04/15/25 (Call 03/15/25)(b)	1,774	1,716,345
3.65%, 12/01/51 (Call 06/01/51)	4,055	3,090,559
4.00%, 04/01/29 (Call 01/01/29)	3,703	3,546,252
4.00%, 06/01/52 (Call 12/01/51)(b)	930	753,560
4.35%, 06/01/28 (Call 03/01/28)	3,083	3,028,431
4.90%, 03/15/45	2,806	2,582,699
6.63%, 06/15/37(b)	2,670	2,894,921
7.50%, 04/15/32	2,368	2,742,191

		783,833,488

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	3,629	3,509,715
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
1.23%, 12/15/23	2,160	2,089,865
2.06%, 12/15/26 (Call 11/15/26)	3,305	3,009,896
3.14%, 11/07/29 (Call 08/07/29)	2,105	1,888,438
3.34%, 12/15/27 (Call 09/15/27)	4,761	4,465,104
4.08%, 12/15/47 (Call 06/15/47)	5,833	4,851,189
4.49%, 05/01/30 (Call 02/01/30)	1,854	1,810,079
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(b)	1,203	1,064,932
3.80%, 11/15/25 (Call 08/15/25)	1,741	1,722,493
4.50%, 11/15/41 (Call 05/15/41)	2,170	1,872,276
4.75%, 08/01/43 (Call 02/01/43)	3,520	3,124,810
4.85%, 11/15/35 (Call 05/15/35)	3,727	3,547,284
5.00%, 11/15/45 (Call 05/15/45)(b)	5,201	4,736,811
6.70%, 09/15/38	3,086	3,347,662
7.45%, 09/15/39	3,756	4,361,805
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	2,192	1,936,851

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
3.95%, 12/01/42 (Call 06/01/42)	$4,396	$3,185,693
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	2,800	2,612,792
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(b)	2,358	2,081,265
3.65%, 12/01/23 (Call 09/01/23)	6,004	6,001,238

		61,220,198

Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	1,339	1,276,402
4.50%, 05/15/28 (Call 02/15/28)(b)	900	868,491
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	2,275	1,887,590
2.69%, 05/25/31 (Call 02/25/31)	3,185	2,614,821
4.00%, 05/17/25 (Call 04/17/25)	1,810	1,775,139
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	1,025	892,621
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	1,685	1,596,571
1.57%, 01/15/26 (Call 12/15/25)	1,776	1,583,926
1.65%, 01/15/27 (Call 12/15/26)	1,885	1,623,211
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	1,039	922,507
3.05%, 10/01/51 (Call 04/01/51)	1,155	812,196
3.40%, 12/15/27 (Call 09/15/27)	1,320	1,246,872
3.65%, 09/15/24 (Call 06/15/24)	1,188	1,178,235
4.05%, 12/15/49 (Call 06/15/49)	2,152	1,780,264
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	2,780	2,621,790
2.25%, 02/01/27 (Call 01/01/27)	2,330	2,117,900
2.85%, 02/01/32 (Call 11/01/31)	2,383	1,990,282
3.13%, 05/01/30 (Call 02/01/30)(b)	1,345	1,165,940
5.75%, 11/01/40 (Call 05/01/40)	60	60,052
WestRock MWV LLC
7.95%, 02/15/31	1,810	2,115,275
8.20%, 01/15/30	486	568,921
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	3,583	3,487,979
3.00%, 06/15/33 (Call 03/15/33)(b)	2,365	1,974,302
3.38%, 09/15/27 (Call 06/15/27)	1,236	1,163,373
3.75%, 03/15/25 (Call 01/15/25)	1,994	1,960,162
3.90%, 06/01/28 (Call 03/01/28)	2,541	2,439,868
4.00%, 03/15/28 (Call 12/15/27)	2,297	2,216,881
4.20%, 06/01/32 (Call 03/01/32)(b)	2,001	1,878,919
4.65%, 03/15/26 (Call 01/15/26)(b)	4,227	4,252,700
4.90%, 03/15/29 (Call 12/15/28)(b)	2,334	2,332,436

		52,405,626

Pharmaceuticals — 1.3%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	12,800	12,371,328
2.95%, 11/21/26 (Call 09/21/26)	6,144	5,800,243
3.20%, 05/14/26 (Call 02/14/26)	7,623	7,293,686
3.20%, 11/21/29 (Call 08/21/29)	18,544	16,951,812
3.60%, 05/14/25 (Call 02/14/25)	12,859	12,635,511
3.75%, 11/14/23 (Call 10/14/23)(b)	4,629	4,621,270
3.80%, 03/15/25 (Call 12/15/24)	10,661	10,518,782
3.85%, 06/15/24 (Call 03/15/24)	4,305	4,283,905
4.05%, 11/21/39 (Call 05/21/39)	11,431	10,080,770
4.25%, 11/14/28 (Call 08/14/28)	4,686	4,608,259
4.25%, 11/21/49 (Call 05/21/49)(b)	17,353	15,266,822

Security	Par (000)	Value

Pharmaceuticals (continued)
4.30%, 05/14/36 (Call 11/14/35)	$5,998	$5,598,293
4.40%, 11/06/42	7,243	6,547,165
4.45%, 05/14/46 (Call 11/14/45)	7,428	6,736,527
4.50%, 05/14/35 (Call 11/14/34)	6,061	5,768,617
4.55%, 03/15/35 (Call 09/15/34)	6,357	6,097,253
4.63%, 10/01/42 (Call 04/01/42)	1,578	1,449,772
4.70%, 05/14/45 (Call 11/14/44)	7,245	6,773,640
4.75%, 03/15/45 (Call 09/15/44)(b)	3,624	3,383,874
4.85%, 06/15/44 (Call 12/15/43)	4,516	4,285,774
4.88%, 11/14/48 (Call 05/14/48)	6,720	6,483,926
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)(b)	2,817	2,393,943
2.80%, 05/15/30 (Call 02/15/30)(b)	1,457	1,267,153
3.25%, 03/01/25 (Call 12/01/24)(b)	1,972	1,924,968
3.40%, 05/15/24 (Call 02/15/24)	2,686	2,648,074
3.45%, 12/15/27 (Call 09/15/27)	4,134	3,947,391
4.25%, 03/01/45 (Call 09/01/44)	2,050	1,775,649
4.30%, 12/15/47 (Call 06/15/47)(b)	2,280	2,054,850
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 10/03/22)	944	894,846
1.20%, 05/28/26 (Call 04/28/26)	5,050	4,559,190
1.75%, 05/28/28 (Call 03/28/28)	5,324	4,701,358
2.25%, 05/28/31 (Call 02/28/31)	1,757	1,523,231
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	4,435	3,949,279
1.38%, 08/06/30 (Call 05/06/30)	7,051	5,780,057
2.13%, 08/06/50 (Call 02/06/50)	2,799	1,826,571
3.00%, 05/28/51 (Call 11/28/50)	2,755	2,141,627
3.13%, 06/12/27 (Call 03/12/27)	3,331	3,213,849
3.38%, 11/16/25	7,646	7,508,831
4.00%, 01/17/29 (Call 10/17/28)	2,815	2,809,117
4.00%, 09/18/42	2,964	2,723,382
4.38%, 11/16/45(b)	2,139	2,061,483
4.38%, 08/17/48 (Call 02/17/48)	3,287	3,180,698
6.45%, 09/15/37	9,692	11,415,044
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)(b)	4,440	3,623,440
2.82%, 05/20/30 (Call 02/20/30)(b)	2,722	2,407,418
3.36%, 06/06/24 (Call 04/06/24)	3,105	3,069,696
3.70%, 06/06/27 (Call 03/06/27)	4,848	4,703,142
3.73%, 12/15/24 (Call 09/15/24)	2,387	2,356,637
3.79%, 05/20/50 (Call 11/20/49)	1,942	1,609,530
4.30%, 08/22/32	1,505	1,463,447
4.67%, 06/06/47 (Call 12/06/46)	2,277	2,169,639
4.69%, 12/15/44 (Call 06/15/44)	4,567	4,330,155
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 10/03/22)	315	304,470
0.75%, 11/13/25 (Call 10/13/25)	993	903,521
1.13%, 11/13/27 (Call 09/13/27)(b)	541	476,983
1.45%, 11/13/30 (Call 08/13/30)(b)	1,110	906,537
2.35%, 11/13/40 (Call 05/13/40)	749	547,556
2.55%, 11/13/50 (Call 05/13/50)	5,466	3,762,958
2.90%, 07/26/24 (Call 06/26/24)	5,762	5,679,258
2.95%, 03/15/32 (Call 12/15/31)(b)	1,920	1,741,613
3.20%, 06/15/26 (Call 04/15/26)	4,627	4,524,836
3.25%, 11/01/23(b)	363	361,820
3.25%, 08/01/42(b)	3,363	2,744,141
3.40%, 07/26/29 (Call 04/26/29)	4,437	4,236,625
3.55%, 03/15/42 (Call 09/15/41)	2,145	1,844,786
3.63%, 05/15/24 (Call 02/15/24)(b)	660	658,442

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 03/15/52 (Call 09/15/51)	$6,555	$5,555,952
3.90%, 02/20/28 (Call 11/20/27)	7,093	7,045,548
3.90%, 03/15/62 (Call 09/15/61)	3,517	2,957,445
4.13%, 06/15/39 (Call 12/15/38)	10,466	9,785,291
4.25%, 10/26/49 (Call 04/26/49)	11,922	11,039,057
4.35%, 11/15/47 (Call 05/15/47)	4,424	4,166,656
4.55%, 02/20/48 (Call 08/20/47)	4,151	4,026,719
4.63%, 05/15/44 (Call 11/15/43)	765	747,114
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	3,548	3,489,281
3.41%, 06/15/27 (Call 03/15/27)(b)	1,865	1,796,573
3.50%, 11/15/24 (Call 08/15/24)(b)	2,449	2,417,579
3.75%, 09/15/25 (Call 06/15/25)	2,512	2,490,070
4.37%, 06/15/47 (Call 12/15/46)	2,139	1,815,904
4.50%, 11/15/44 (Call 05/15/44)	1,230	1,045,266
4.60%, 03/15/43	1,550	1,351,197
4.90%, 09/15/45 (Call 03/15/45)	1,687	1,525,723
Cigna Corp.
0.61%, 03/15/24 (Call 10/03/22)	2,813	2,676,654
1.25%, 03/15/26 (Call 02/15/26)	1,770	1,593,478
2.38%, 03/15/31 (Call 12/15/30)	2,521	2,121,069
2.40%, 03/15/30 (Call 12/15/29)	7,480	6,410,659
3.05%, 10/15/27 (Call 07/15/27)	3,774	3,514,915
3.20%, 03/15/40 (Call 09/15/39)	1,795	1,412,916
3.25%, 04/15/25 (Call 01/15/25)(b)	4,250	4,146,640
3.40%, 03/01/27 (Call 12/01/26)	5,791	5,537,180
3.40%, 03/15/50 (Call 09/15/49)	5,882	4,426,852
3.40%, 03/15/51 (Call 09/15/50)	2,235	1,685,324
3.50%, 06/15/24 (Call 03/17/24)	2,903	2,874,231
3.88%, 10/15/47 (Call 04/15/47)(b)	4,521	3,647,724
4.13%, 11/15/25 (Call 09/15/25)	8,015	7,961,219
4.38%, 10/15/28 (Call 07/15/28)	9,033	8,901,480
4.50%, 02/25/26 (Call 11/27/25)	3,370	3,383,750
4.80%, 08/15/38 (Call 02/15/38)	8,624	8,321,211
4.80%, 07/15/46 (Call 01/16/46)	3,574	3,334,506
4.90%, 12/15/48 (Call 06/15/48)	9,768	9,295,620
6.13%, 11/15/41	2,678	2,903,916
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	9,846	8,526,538
1.75%, 08/21/30 (Call 05/21/30)	4,985	4,016,415
1.88%, 02/28/31 (Call 11/28/30)	5,280	4,263,970
2.13%, 09/15/31 (Call 06/15/31)(b)	4,140	3,373,355
2.63%, 08/15/24 (Call 07/15/24)	3,213	3,137,944
2.70%, 08/21/40 (Call 02/21/40)	5,499	3,946,467
2.88%, 06/01/26 (Call 03/01/26)	5,240	5,004,305
3.00%, 08/15/26 (Call 06/15/26)	3,212	3,078,863
3.25%, 08/15/29 (Call 05/15/29)	6,783	6,208,073
3.38%, 08/12/24 (Call 05/12/24)(b)	5,022	4,973,939
3.63%, 04/01/27 (Call 02/01/27)	2,953	2,873,151
3.75%, 04/01/30 (Call 01/01/30)	2,998	2,812,844
3.88%, 07/20/25 (Call 04/20/25)	10,113	10,040,995
4.00%, 12/05/23 (Call 09/05/23)	710	711,122
4.10%, 03/25/25 (Call 01/25/25)	2,633	2,637,397
4.13%, 04/01/40 (Call 10/01/39)	4,425	3,864,353
4.25%, 04/01/50 (Call 10/01/49)	3,278	2,816,425
4.30%, 03/25/28 (Call 12/25/27)	11,070	10,948,230
4.78%, 03/25/38 (Call 09/25/37)	15,145	14,501,035
4.88%, 07/20/35 (Call 01/20/35)	2,409	2,347,932
5.05%, 03/25/48 (Call 09/25/47)	25,149	24,206,415
5.13%, 07/20/45 (Call 01/20/45)	9,643	9,231,822

Security	Par (000)	Value

Pharmaceuticals (continued)
5.30%, 12/05/43 (Call 06/05/43)	$3,388	$3,366,249
6.13%, 09/15/39	1,123	1,204,047
6.25%, 06/01/27(b)	1,075	1,161,903
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	4,287	2,966,947
2.50%, 09/15/60 (Call 03/15/60)	2,025	1,363,149
2.75%, 06/01/25 (Call 03/01/25)(b)	2,494	2,444,145
3.10%, 05/15/27 (Call 02/15/27)(b)	4,620	4,494,567
3.38%, 03/15/29 (Call 12/15/28)	5,525	5,354,664
3.70%, 03/01/45 (Call 09/01/44)	75	67,158
3.95%, 05/15/47 (Call 11/15/46)	683	645,920
3.95%, 03/15/49 (Call 09/15/48)(b)	70	67,220
4.15%, 03/15/59 (Call 09/15/58)	905	858,085
5.50%, 03/15/27	130	139,194
5.55%, 03/15/37	260	296,057
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25(b)	4,372	4,351,058
3.88%, 05/15/28	6,628	6,508,829
4.20%, 03/18/43	3,714	3,401,578
5.38%, 04/15/34	2,116	2,267,104
6.38%, 05/15/38	6,623	7,770,302
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/03/22)	1,713	1,658,098
3.00%, 06/01/24 (Call 05/01/24)	5,777	5,716,977
3.38%, 06/01/29 (Call 03/01/29)	4,228	4,023,238
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(b)	1,542	1,412,302
0.95%, 09/01/27 (Call 07/01/27)(b)	2,136	1,882,243
1.30%, 09/01/30 (Call 06/01/30)(b)	2,638	2,214,443
2.10%, 09/01/40 (Call 03/01/40)	3,426	2,492,621
2.25%, 09/01/50 (Call 03/01/50)	2,886	1,992,754
2.45%, 03/01/26 (Call 12/01/25)(b)	3,250	3,124,063
2.45%, 09/01/60 (Call 03/01/60)	3,688	2,458,642
2.63%, 01/15/25 (Call 11/15/24)	4,729	4,633,758
2.90%, 01/15/28 (Call 10/15/27)	5,926	5,681,967
2.95%, 03/03/27 (Call 12/03/26)	3,845	3,738,647
3.38%, 12/05/23(b)	4,587	4,579,477
3.40%, 01/15/38 (Call 07/15/37)	3,615	3,239,691
3.50%, 01/15/48 (Call 07/15/47)	2,780	2,439,923
3.55%, 03/01/36 (Call 09/01/35)	3,836	3,572,965
3.63%, 03/03/37 (Call 09/03/36)	6,316	5,865,543
3.70%, 03/01/46 (Call 09/01/45)	7,159	6,394,777
3.75%, 03/03/47 (Call 09/03/46)	3,801	3,419,798
4.38%, 12/05/33 (Call 06/05/33)	4,353	4,440,452
4.50%, 09/01/40	2,122	2,117,756
4.50%, 12/05/43 (Call 06/05/43)(b)	1,993	2,000,972
4.85%, 05/15/41	1,172	1,214,801
4.95%, 05/15/33	719	778,706
5.85%, 07/15/38	1,133	1,309,170
5.95%, 08/15/37	3,474	4,059,369
6.95%, 09/01/29	903	1,085,948
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	2,300	2,068,505
1.30%, 08/15/26 (Call 07/15/26)	2,727	2,429,212
3.80%, 03/15/24 (Call 12/15/23)(b)	5,036	5,028,396
3.95%, 02/16/28 (Call 11/16/27)(b)	2,402	2,341,878
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	3,716	3,726,033
4.60%, 06/01/44 (Call 12/01/43)	3,248	3,133,248
5.90%, 11/01/39	540	594,740

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	$1,825	$1,650,840
1.45%, 06/24/30 (Call 03/24/30)	1,059	874,406
1.70%, 06/10/27 (Call 05/10/27)	6,170	5,604,890
1.90%, 12/10/28 (Call 10/10/28)(b)	4,620	4,084,126
2.15%, 12/10/31 (Call 09/10/31)	6,720	5,721,341
2.35%, 06/24/40 (Call 12/24/39)	3,516	2,593,753
2.45%, 06/24/50 (Call 12/24/49)(b)	4,785	3,313,086
2.75%, 02/10/25 (Call 11/10/24)	10,671	10,438,586
2.75%, 12/10/51 (Call 06/10/51)	3,465	2,508,452
2.90%, 03/07/24 (Call 02/07/24)	4,265	4,222,307
2.90%, 12/10/61 (Call 06/10/61)	4,231	2,940,460
3.40%, 03/07/29 (Call 12/07/28)	7,156	6,894,019
3.60%, 09/15/42 (Call 03/15/42)	2,990	2,585,573
3.70%, 02/10/45 (Call 08/10/44)	7,354	6,367,682
3.90%, 03/07/39 (Call 09/07/38)	4,595	4,241,415
4.00%, 03/07/49 (Call 09/07/48)	6,138	5,564,527
4.15%, 05/18/43	3,867	3,611,314
6.50%, 12/01/33	823	976,712
6.55%, 09/15/37(b)	90	107,603
Merck Sharp & Dohme Corp.
5.75%, 11/15/36(b)	675	761,123
5.95%, 12/01/28	805	877,708
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	1,077	1,076,149
4.55%, 04/15/28 (Call 01/15/28)	2,770	2,606,432
5.20%, 04/15/48 (Call 10/15/47)	3,000	2,320,680
5.40%, 11/29/43 (Call 05/29/43)	1,969	1,594,929
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(b)	3,135	3,002,734
2.00%, 02/14/27 (Call 12/14/26)	3,836	3,564,680
2.20%, 08/14/30 (Call 05/14/30)	1,518	1,335,415
2.75%, 08/14/50 (Call 02/14/50)(b)	4,303	3,270,323
3.00%, 11/20/25 (Call 08/20/25)	5,771	5,656,446
3.10%, 05/17/27 (Call 02/17/27)	1,209	1,174,640
3.40%, 05/06/24	5,073	5,047,838
3.70%, 09/21/42	1,905	1,704,061
4.00%, 11/20/45 (Call 05/20/45)	4,296	3,971,222
4.40%, 05/06/44	6,348	6,248,400
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	4,237	3,922,276
1.70%, 05/28/30 (Call 02/28/30)	4,001	3,388,007
1.75%, 08/18/31 (Call 05/18/31)(b)	3,795	3,150,685
2.55%, 05/28/40 (Call 11/28/39)	4,550	3,495,765
2.63%, 04/01/30 (Call 01/01/30)	4,748	4,293,189
2.70%, 05/28/50 (Call 11/28/49)	2,970	2,213,511
2.75%, 06/03/26(b)	3,707	3,594,455
2.95%, 03/15/24 (Call 02/15/24)	2,917	2,888,384
3.00%, 12/15/26	7,103	6,910,651
3.20%, 09/15/23 (Call 08/15/23)	3,764	3,747,965
3.40%, 05/15/24	3,546	3,533,057
3.45%, 03/15/29 (Call 12/15/28)	5,568	5,374,011
3.60%, 09/15/28 (Call 06/15/28)(b)	2,708	2,685,957
3.90%, 03/15/39 (Call 09/15/38)	3,583	3,328,034
4.00%, 12/15/36	3,962	3,778,758
4.00%, 03/15/49 (Call 09/15/48)	5,232	4,913,476
4.10%, 09/15/38 (Call 03/15/38)	1,537	1,472,215
4.13%, 12/15/46	1,897	1,801,069
4.20%, 09/15/48 (Call 03/15/48)(b)	1,950	1,883,817
4.30%, 06/15/43	1,923	1,841,465

Security	Par (000)	Value

Pharmaceuticals (continued)
4.40%, 05/15/44	$4,564	$4,422,333
5.60%, 09/15/40	1,854	2,043,775
7.20%, 03/15/39	8,263	10,611,510
Pharmacia LLC, 6.60%, 12/01/28	3,749	4,182,909
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	5,616	5,456,393
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	4,246	4,191,524
3.20%, 09/23/26 (Call 06/23/26)	7,088	6,773,435
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	9,720	8,137,292
3.03%, 07/09/40 (Call 01/09/40)	5,348	4,142,347
3.18%, 07/09/50 (Call 01/09/50)	6,780	4,988,724
3.38%, 07/09/60 (Call 01/09/60)	2,261	1,643,860
4.40%, 11/26/23 (Call 10/26/23)	5,536	5,546,463
5.00%, 11/26/28 (Call 08/26/28)	6,051	6,128,634
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	5,797	5,448,832
5.25%, 06/15/46 (Call 12/15/45)	3,692	2,913,099
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	3,507	3,199,822
2.30%, 06/22/27 (Call 04/22/27)	3,493	3,002,338
2.70%, 06/22/30 (Call 03/22/30)	3,880	3,060,040
3.85%, 06/22/40 (Call 12/22/39)	5,371	3,728,602
4.00%, 06/22/50 (Call 12/22/49)	6,131	3,965,469
Wyeth LLC
5.95%, 04/01/37	5,746	6,522,227
6.00%, 02/15/36	1,659	1,860,038
6.45%, 02/01/24	2,442	2,531,450
6.50%, 02/01/34	3,174	3,721,388
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	4,180	3,511,075
3.00%, 09/12/27 (Call 06/12/27)(b)	4,046	3,829,013
3.00%, 05/15/50 (Call 11/15/49)	520	383,261
3.90%, 08/20/28 (Call 05/20/28)	1,854	1,806,371
3.95%, 09/12/47 (Call 03/12/47)	2,309	2,000,264
4.45%, 08/20/48 (Call 02/20/48)	1,954	1,823,199
4.50%, 11/13/25 (Call 08/13/25)	3,806	3,851,900
4.70%, 02/01/43 (Call 08/01/42)	2,675	2,546,868

		1,035,515,142

Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	1,182	1,003,754
3.60%, 09/01/32 (Call 06/01/32)	825	696,358
4.45%, 07/15/27 (Call 04/15/27)	737	707,675
4.80%, 05/03/29 (Call 02/03/29)(b)	2,166	2,081,699
4.95%, 12/15/24 (Call 09/15/24)	1,763	1,776,187
5.95%, 06/01/26 (Call 03/01/26)	2,024	2,092,067
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(b)	3,100	2,422,092
3.70%, 11/15/29 (Call 05/18/29)(b)	4,928	4,536,668
5.13%, 06/30/27 (Call 01/01/27)	1,917	1,915,064
5.88%, 03/31/25 (Call 10/02/24)	6,638	6,772,353
7.00%, 06/30/24 (Call 01/01/24)	5,799	5,969,317
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	5,755	5,738,886
5.80%, 06/01/45 (Call 12/01/44)	2,262	2,312,963
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	125	119,934
5.63%, 07/15/27 (Call 04/15/27)	40	40,511
8.13%, 08/16/30	10	11,259

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	$2,140	$2,121,746
5.88%, 10/15/25 (Call 07/15/25)(b)	2,662	2,750,165
7.38%, 10/15/45 (Call 04/15/45)	3,034	3,613,585
Series B, 7.50%, 04/15/38	1,460	1,682,256
Enbridge Inc.
0.55%, 10/04/23	1,584	1,523,095
1.60%, 10/04/26 (Call 09/04/26)	2,350	2,088,374
2.15%, 02/16/24	790	766,340
2.50%, 01/15/25 (Call 12/15/24)	2,622	2,512,505
2.50%, 02/14/25	950	910,357
2.50%, 08/01/33 (Call 05/01/33)(b)	3,845	3,110,182
3.13%, 11/15/29 (Call 08/15/29)(b)	3,660	3,311,385
3.40%, 08/01/51 (Call 02/01/51)(b)	1,720	1,291,049
3.50%, 06/10/24 (Call 03/10/24)(b)	2,483	2,451,913
3.70%, 07/15/27 (Call 04/15/27)(b)	2,582	2,471,594
4.00%, 10/01/23 (Call 07/01/23)	2,234	2,227,655
4.00%, 11/15/49 (Call 05/15/49)	1,618	1,336,322
4.25%, 12/01/26 (Call 09/01/26)	3,341	3,292,021
4.50%, 06/10/44 (Call 12/10/43)	488	427,917
5.50%, 12/01/46 (Call 06/01/46)	896	916,402
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	4,100	3,888,112
3.75%, 05/15/30 (Call 02/15/30)	4,086	3,682,303
3.90%, 05/15/24 (Call 02/15/24)	2,611	2,574,812
3.90%, 07/15/26 (Call 04/15/26)(b)	2,464	2,357,284
4.00%, 10/01/27 (Call 07/01/27)	2,580	2,448,859
4.05%, 03/15/25 (Call 12/15/24)	3,676	3,610,089
4.15%, 09/15/29 (Call 06/15/29)(b)	3,042	2,793,073
4.20%, 04/15/27 (Call 01/15/27)	2,342	2,247,594
4.25%, 04/01/24 (Call 01/01/24)	2,329	2,312,907
4.40%, 03/15/27 (Call 12/15/26)	3,062	2,966,037
4.50%, 04/15/24 (Call 03/15/24)	3,082	3,075,189
4.75%, 01/15/26 (Call 10/15/25)	3,817	3,788,602
4.90%, 02/01/24 (Call 11/01/23)	1,868	1,871,512
4.90%, 03/15/35 (Call 09/15/34)(b)	1,225	1,114,554
4.95%, 05/15/28 (Call 02/15/28)	3,433	3,351,638
4.95%, 06/15/28 (Call 03/15/28)(b)	3,929	3,865,232
4.95%, 01/15/43 (Call 07/15/42)	1,499	1,252,070
5.00%, 05/15/44 (Call 11/15/43)(b)	1,895	1,617,818
5.00%, 05/15/50 (Call 11/15/49)	5,919	5,080,041
5.15%, 02/01/43 (Call 08/01/42)	2,696	2,304,783
5.15%, 03/15/45 (Call 09/15/44)(b)	1,013	879,608
5.25%, 04/15/29 (Call 01/15/29)	4,302	4,246,074
5.30%, 04/01/44 (Call 10/01/43)	2,489	2,186,636
5.30%, 04/15/47 (Call 10/15/46)(b)	3,760	3,288,308
5.35%, 05/15/45 (Call 11/15/44)	3,148	2,785,728
5.40%, 10/01/47 (Call 04/01/47)	5,323	4,737,364
5.50%, 06/01/27 (Call 03/01/27)	2,828	2,862,021
5.88%, 01/15/24 (Call 10/15/23)	2,417	2,449,364
5.95%, 12/01/25 (Call 09/01/25)(b)	2,138	2,186,511
5.95%, 10/01/43 (Call 04/01/43)	1,278	1,204,643
6.00%, 06/15/48 (Call 12/15/47)	3,405	3,243,331
6.05%, 06/01/41 (Call 12/01/40)(b)	2,129	2,071,538
6.10%, 02/15/42(b)	1,890	1,791,833
6.13%, 12/15/45 (Call 06/15/45)	3,138	3,015,775
6.25%, 04/15/49 (Call 10/15/48)	6,139	6,024,937
6.50%, 02/01/42 (Call 08/01/41)	907	914,619
6.63%, 10/15/36	1,480	1,500,039
7.50%, 07/01/38	2,655	2,875,551

Security	Par (000)	Value

Pipelines (continued)
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	$1,801	$1,687,447
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	2,560	2,555,827
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	2,387	2,386,618
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	3,701	3,258,582
3.13%, 07/31/29 (Call 04/30/29)	4,701	4,264,512
3.20%, 02/15/52 (Call 08/15/51)	4,460	3,214,679
3.30%, 02/15/53 (Call 08/15/52)	1,700	1,258,323
3.70%, 02/15/26 (Call 11/15/25)(b)	4,157	4,103,998
3.70%, 01/31/51 (Call 07/31/50)	4,252	3,336,970
3.75%, 02/15/25 (Call 11/15/24)	6,073	6,031,643
3.90%, 02/15/24 (Call 11/15/23)	5,564	5,544,248
3.95%, 02/15/27 (Call 11/15/26)	3,284	3,240,980
3.95%, 01/31/60 (Call 07/31/59)	2,857	2,229,346
4.15%, 10/16/28 (Call 07/16/28)	3,916	3,841,948
4.20%, 01/31/50 (Call 07/31/49)	3,675	3,111,622
4.25%, 02/15/48 (Call 08/15/47)(b)	3,120	2,671,594
4.45%, 02/15/43 (Call 08/15/42)	3,086	2,739,751
4.80%, 02/01/49 (Call 08/01/48)	4,308	3,963,791
4.85%, 08/15/42 (Call 02/15/42)	3,249	3,052,728
4.85%, 03/15/44 (Call 09/15/43)	5,492	5,113,986
4.90%, 05/15/46 (Call 11/15/45)	2,437	2,274,087
4.95%, 10/15/54 (Call 04/15/54)	1,667	1,519,187
5.10%, 02/15/45 (Call 08/15/44)	4,744	4,534,552
5.38%, 02/15/78 (Call 02/15/28),
(3 mo. LIBOR US + 2.570%)(a)	1,805	1,491,273
5.70%, 02/15/42	837	853,514
5.95%, 02/01/41	3,189	3,340,190
6.13%, 10/15/39(b)	1,947	2,070,965
6.45%, 09/01/40	1,595	1,738,821
7.55%, 04/15/38	1,614	1,894,110
Series D, 6.88%, 03/01/33	940	1,068,470
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)(b)	3,646	3,187,515
Series H, 6.65%, 10/15/34	1,465	1,624,685
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	3,455	3,439,625
4.15%, 02/01/24 (Call 11/01/23)(b)	3,179	3,179,668
4.25%, 09/01/24 (Call 06/01/24)	1,619	1,617,219
4.30%, 05/01/24 (Call 02/01/24)	2,872	2,883,057
4.70%, 11/01/42 (Call 05/01/42)	1,247	1,066,447
5.00%, 08/15/42 (Call 02/15/42)	2,060	1,847,964
5.00%, 03/01/43 (Call 09/01/42)	2,295	2,054,851
5.40%, 09/01/44 (Call 03/01/44)	2,300	2,128,627
5.50%, 03/01/44 (Call 09/01/43)	1,745	1,634,158
5.63%, 09/01/41	1,752	1,634,160
5.80%, 03/15/35	1,251	1,255,103
6.38%, 03/01/41	2,396	2,417,875
6.50%, 02/01/37(b)	990	1,036,599
6.50%, 09/01/39	2,132	2,196,131
6.55%, 09/15/40	1,788	1,848,738
6.95%, 01/15/38(b)	4,213	4,559,519
7.30%, 08/15/33	870	964,987
7.40%, 03/15/31	886	975,158
7.50%, 11/15/40	1,479	1,656,584
7.75%, 03/15/32	836	949,144
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)(b)	3,370	3,012,510
2.00%, 02/15/31 (Call 11/15/30)(b)	675	536,760

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.25%, 08/01/50 (Call 02/01/50)	$2,377	$1,652,704
3.60%, 02/15/51 (Call 08/15/50)	1,310	975,413
4.30%, 06/01/25 (Call 03/01/25)	5,985	5,967,284
4.30%, 03/01/28 (Call 12/01/27)	5,341	5,219,546
4.80%, 02/01/33 (Call 11/01/32)	3,130	3,019,980
5.05%, 02/15/46 (Call 08/15/45)	3,163	2,873,111
5.20%, 03/01/48 (Call 09/01/47)(b)	3,003	2,789,517
5.30%, 12/01/34 (Call 06/01/34)	3,953	3,866,469
5.45%, 08/01/52 (Call 02/01/52)	2,840	2,759,003
5.55%, 06/01/45 (Call 12/01/44)(b)	6,255	6,080,861
7.75%, 01/15/32	3,624	4,205,108
7.80%, 08/01/31	770	887,079
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)(b)	1,337	1,186,333
3.95%, 03/01/50 (Call 09/01/49)	2,954	2,319,865
4.20%, 10/03/47 (Call 04/03/47)(b)	1,823	1,484,888
4.25%, 09/15/46 (Call 03/15/46)	1,818	1,498,941
4.85%, 02/01/49 (Call 08/01/48)(b)	1,908	1,693,274
5.00%, 03/01/26 (Call 12/01/25)	2,704	2,738,557
5.15%, 10/15/43 (Call 04/15/43)	1,961	1,800,963
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	6,073	5,496,429
2.65%, 08/15/30 (Call 05/15/30)	5,298	4,421,658
4.00%, 02/15/25 (Call 11/15/24)	2,150	2,118,653
4.00%, 03/15/28 (Call 12/15/27)	4,050	3,875,809
4.13%, 03/01/27 (Call 12/01/26)	3,862	3,738,223
4.25%, 12/01/27 (Call 09/01/27)	2,345	2,270,663
4.50%, 04/15/38 (Call 10/15/37)	6,165	5,451,833
4.70%, 04/15/48 (Call 10/15/47)	4,639	3,963,330
4.80%, 02/15/29 (Call 11/15/28)	3,145	3,077,099
4.88%, 12/01/24 (Call 09/01/24)	4,719	4,751,891
4.88%, 06/01/25 (Call 03/01/25)	4,397	4,419,073
4.90%, 04/15/58 (Call 10/15/57)	756	632,454
4.95%, 09/01/32	3,635	3,521,951
4.95%, 03/14/52 (Call 09/14/51)	4,875	4,293,169
5.20%, 03/01/47 (Call 09/01/46)	3,458	3,137,997
5.20%, 12/01/47 (Call 06/01/47)	1,761	1,586,890
5.50%, 02/15/49 (Call 08/15/48)	5,156	4,909,028
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)	2,499	2,407,936
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)(b)	1,420	1,325,414
2.75%, 09/01/24 (Call 08/01/24)	1,176	1,137,239
3.10%, 03/15/30 (Call 12/15/29)	1,583	1,367,047
3.40%, 09/01/29 (Call 06/01/29)	3,308	2,928,076
4.00%, 07/13/27 (Call 04/13/27)	2,111	2,018,749
4.35%, 03/15/29 (Call 12/15/28)(b)	2,793	2,637,346
4.45%, 09/01/49 (Call 03/01/49)	2,613	2,082,822
4.50%, 03/15/50 (Call 09/15/49)	885	711,983
4.55%, 07/15/28 (Call 04/15/28)	2,801	2,716,522
4.95%, 07/13/47 (Call 01/06/47)	2,570	2,216,008
5.20%, 07/15/48 (Call 01/15/48)(b)	3,419	3,071,356
5.85%, 01/15/26 (Call 12/15/25)(b)	1,641	1,683,305
6.00%, 06/15/35	860	839,360
6.35%, 01/15/31 (Call 10/15/30)	1,700	1,777,061
7.15%, 01/15/51 (Call 07/15/50)	1,135	1,211,386
7.50%, 09/01/23 (Call 06/01/23)	1,975	2,022,518
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	2,533	2,534,216
5.00%, 09/15/23 (Call 06/15/23)	457	459,308

Security	Par (000)	Value

Pipelines (continued)
6.13%, 02/01/41 (Call 08/01/40)	$2,420	$2,338,010
6.20%, 09/15/43 (Call 03/15/43)	1,127	1,069,963
6.65%, 10/01/36	2,408	2,460,880
6.85%, 10/15/37	2,265	2,356,710
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	2,693	2,360,899
3.60%, 11/01/24 (Call 08/01/24)	3,804	3,719,247
3.80%, 09/15/30 (Call 06/15/30)	2,099	1,859,987
3.85%, 10/15/23 (Call 07/15/23)(b)	3,477	3,449,845
4.30%, 01/31/43 (Call 07/31/42)	1,497	1,122,421
4.50%, 12/15/26 (Call 09/15/26)	3,775	3,679,228
4.65%, 10/15/25 (Call 07/15/25)	4,638	4,592,177
4.70%, 06/15/44 (Call 12/15/43)	2,425	1,915,823
4.90%, 02/15/45 (Call 08/15/44)	2,011	1,634,621
5.15%, 06/01/42 (Call 12/01/41)	1,969	1,647,069
6.65%, 01/15/37	2,767	2,774,969
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	3,923	3,741,914
4.50%, 05/15/30 (Call 11/15/29)	2,082	1,993,328
5.00%, 03/15/27 (Call 09/15/26)	9,253	9,224,593
5.63%, 03/01/25 (Call 12/01/24)	8,382	8,540,587
5.75%, 05/15/24 (Call 02/15/24)	7,225	7,334,531
5.88%, 06/30/26 (Call 12/31/25)	2,020	2,078,156
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	3,538	3,368,990
3.50%, 03/15/25 (Call 12/15/24)	2,569	2,512,688
4.50%, 03/15/45 (Call 09/15/44)	3,875	3,378,806
4.75%, 03/15/24 (Call 12/15/23)	3,745	3,764,736
5.95%, 09/25/43 (Call 03/25/43)	2,391	2,470,094
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	2,655	2,386,818
4.95%, 04/15/52 (Call 10/15/51)	1,505	1,299,116
5.20%, 07/01/27 (Call 06/01/27)	2,720	2,717,851
6.25%, 07/01/52 (Call 01/01/52)	3,145	3,206,013
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	3,285	2,891,096
4.88%, 02/01/31 (Call 02/01/26)	3,310	3,073,964
5.00%, 01/15/28 (Call 01/15/23)(b)	2,205	2,147,736
5.50%, 03/01/30 (Call 03/01/25)	3,425	3,314,955
6.50%, 07/15/27 (Call 10/03/22)(b)	2,300	2,365,642
6.88%, 01/15/29 (Call 01/15/24)	2,730	2,780,478
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)(b)	3,680	3,571,771
4.38%, 03/13/25 (Call 12/13/24)	2,453	2,446,549
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	1,953	2,084,788
7.00%, 10/15/28	1,170	1,260,043
7.63%, 04/01/37(b)	165	184,663
Texas Eastern Transmission LP, 7.00%, 07/15/32(b)	1,007	1,127,367
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,272	1,186,216
2.50%, 10/12/31 (Call 07/12/31)	3,354	2,762,958
3.75%, 10/16/23 (Call 07/16/23)	4,621	4,605,381
4.10%, 04/15/30 (Call 01/15/30)	1,120	1,064,291
4.25%, 05/15/28 (Call 02/15/28)	5,679	5,540,773
4.63%, 03/01/34 (Call 12/01/33)	4,104	3,923,424
4.75%, 05/15/38 (Call 11/15/37)	2,230	2,112,011
4.88%, 01/15/26 (Call 10/15/25)	3,130	3,157,732
4.88%, 05/15/48 (Call 11/15/47)	2,930	2,807,760

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.00%, 10/16/43 (Call 04/16/43)	$2,731	$2,591,064
5.10%, 03/15/49 (Call 09/15/48)	3,711	3,682,945
5.60%, 03/31/34	1,296	1,306,122
5.85%, 03/15/36	2,723	2,809,782
6.10%, 06/01/40	3,021	3,211,867
6.20%, 10/15/37	3,683	3,954,658
7.25%, 08/15/38(b)	2,641	3,120,368
7.63%, 01/15/39	2,259	2,755,596
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	1,999	1,785,047
3.95%, 05/15/50 (Call 11/15/49)(b)	2,249	1,867,120
4.00%, 03/15/28 (Call 12/15/27)	1,329	1,277,156
4.45%, 08/01/42 (Call 02/01/42)(b)	713	641,258
4.60%, 03/15/48 (Call 09/15/47)	2,905	2,630,187
5.40%, 08/15/41 (Call 02/15/41)	1,835	1,822,540
7.85%, 02/01/26 (Call 11/01/25)	3,247	3,548,744
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	2,166	2,139,596
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	1,390	1,160,859
3.50%, 11/15/30 (Call 08/15/30)	2,454	2,209,631
3.50%, 10/15/51 (Call 04/15/51)	985	735,273
3.75%, 06/15/27 (Call 03/15/27)	6,425	6,203,723
3.90%, 01/15/25 (Call 10/15/24)	4,715	4,655,591
4.00%, 09/15/25 (Call 06/15/25)(b)	4,291	4,230,497
4.30%, 03/04/24 (Call 12/04/23)	5,423	5,422,078
4.50%, 11/15/23 (Call 08/15/23)	2,569	2,576,707
4.55%, 06/24/24 (Call 03/24/24)	2,212	2,217,353
4.85%, 03/01/48 (Call 09/01/47)	3,046	2,759,767
4.90%, 01/15/45 (Call 07/15/44)	2,166	1,943,400
5.10%, 09/15/45 (Call 03/15/45)	2,178	2,038,521
5.40%, 03/04/44 (Call 09/04/43)	1,896	1,808,253
5.75%, 06/24/44 (Call 12/24/43)	2,086	2,094,970
5.80%, 11/15/43 (Call 05/15/43)	1,660	1,645,741
6.30%, 04/15/40	4,638	4,945,036
8.75%, 03/15/32(b)	545	672,912
Series A, 7.50%, 01/15/31	245	277,874
Williams Cos. Inc.
4.65%, 08/15/32	2,755	2,656,812
5.30%, 08/15/52	895	872,428

		707,082,727

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	1,287	1,275,185
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	4,575	3,667,228
4.88%, 03/01/26 (Call 12/01/25)	2,234	2,248,119
Essential Properties LP, 2.95%, 07/15/31
(Call 04/15/31)	1,802	1,383,738

		8,574,270

Real Estate Investment Trusts — 1.0%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	1,635	1,378,142
2.60%, 06/15/33 (Call 03/15/33)	1,141	895,445
2.90%, 10/01/30 (Call 07/01/30)	1,094	926,662
4.80%, 10/01/32	25	24,029
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	1,835	1,382,342
2.00%, 05/18/32 (Call 02/18/32)	1,678	1,323,371

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.75%, 12/15/29 (Call 09/15/29)	$1,191	$1,039,112
2.95%, 03/15/34 (Call 12/15/33)(b)	850	716,295
3.00%, 05/18/51 (Call 11/18/50)	3,265	2,205,377
3.38%, 08/15/31 (Call 05/15/31)	2,075	1,847,186
3.45%, 04/30/25 (Call 02/28/25)(b)	1,700	1,670,437
3.55%, 03/15/52 (Call 09/15/51)	2,865	2,166,398
3.80%, 04/15/26 (Call 02/15/26)	1,486	1,452,832
3.95%, 01/15/27 (Call 10/15/26)	411	401,498
3.95%, 01/15/28 (Call 10/15/27)	1,447	1,392,839
4.00%, 02/01/50 (Call 08/01/49)	2,885	2,379,115
4.30%, 01/15/26 (Call 10/15/25)	650	645,236
4.50%, 07/30/29 (Call 04/30/29)(b)	1,746	1,696,623
4.70%, 07/01/30 (Call 04/01/30)	1,317	1,295,428
4.85%, 04/15/49 (Call 10/15/48)	1,228	1,137,607
4.90%, 12/15/30 (Call 09/15/30)	1,845	1,834,613
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)	315	263,636
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	360	287,939
3.38%, 07/15/51 (Call 01/15/51)	1,740	1,185,392
3.63%, 04/15/32 (Call 01/15/32)	65	56,746
4.25%, 02/15/28 (Call 11/15/27)	2,310	2,230,906
4.30%, 04/15/52 (Call 10/15/51)	60	48,325
4.90%, 02/15/29 (Call 11/15/28)	1,466	1,431,417
American Tower Corp.
0.60%, 01/15/24	2,494	2,372,517
1.30%, 09/15/25 (Call 08/15/25)(b)	2,600	2,359,994
1.45%, 09/15/26 (Call 08/15/26)	2,575	2,263,013
1.50%, 01/31/28 (Call 11/30/27)	1,775	1,489,403
1.60%, 04/15/26 (Call 03/15/26)	3,021	2,708,991
1.88%, 10/15/30 (Call 07/15/30)	2,151	1,697,290
2.10%, 06/15/30 (Call 03/15/30)	1,697	1,371,278
2.30%, 09/15/31 (Call 06/15/31)(b)	3,490	2,771,479
2.40%, 03/15/25 (Call 02/15/25)	1,317	1,248,516
2.70%, 04/15/31 (Call 01/15/31)	3,407	2,826,720
2.75%, 01/15/27 (Call 11/15/26)	2,823	2,586,574
2.90%, 01/15/30 (Call 10/15/29)	2,235	1,926,145
2.95%, 01/15/25 (Call 12/15/24)	2,875	2,761,840
2.95%, 01/15/51 (Call 07/15/50)	3,590	2,416,967
3.10%, 06/15/50 (Call 12/15/49)	3,566	2,481,401
3.13%, 01/15/27 (Call 10/15/26)	1,863	1,735,981
3.38%, 05/15/24 (Call 04/15/24)	2,977	2,940,323
3.38%, 10/15/26 (Call 07/15/26)	3,782	3,573,423
3.55%, 07/15/27 (Call 04/15/27)	2,136	2,017,730
3.60%, 01/15/28 (Call 10/15/27)	2,933	2,728,922
3.65%, 03/15/27 (Call 02/15/27)	1,545	1,469,233
3.70%, 10/15/49 (Call 04/15/49)	2,001	1,520,380
3.80%, 08/15/29 (Call 05/15/29)(b)	5,536	5,104,192
3.95%, 03/15/29 (Call 12/15/28)	3,548	3,325,540
4.00%, 06/01/25 (Call 03/01/25)	2,891	2,843,761
4.05%, 03/15/32 (Call 12/15/31)(b)	2,310	2,122,821
4.40%, 02/15/26 (Call 11/15/25)(b)	1,779	1,763,647
5.00%, 02/15/24	3,977	4,017,724
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(b)	2,060	1,773,310
2.05%, 01/15/32 (Call 10/15/31)(b)	2,575	2,117,525
2.30%, 03/01/30 (Call 12/01/29)(b)	2,478	2,154,894
2.45%, 01/15/31 (Call 10/17/30)	2,209	1,911,381
2.90%, 10/15/26 (Call 07/15/26)	1,492	1,402,092
2.95%, 05/11/26 (Call 02/11/26)(b)	2,420	2,299,702

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.20%, 01/15/28 (Call 10/15/27)	$2,093	$1,960,115
3.30%, 06/01/29 (Call 03/01/29)	2,123	1,970,059
3.35%, 05/15/27 (Call 02/15/27)	927	882,476
3.45%, 06/01/25 (Call 03/03/25)(b)	2,102	2,066,939
3.50%, 11/15/24 (Call 08/15/24)	850	838,891
3.50%, 11/15/25 (Call 08/15/25)(b)	470	459,026
3.90%, 10/15/46 (Call 04/15/46)	940	801,096
4.15%, 07/01/47 (Call 01/01/47)	980	875,493
4.20%, 12/15/23 (Call 09/16/23)	1,287	1,292,882
4.35%, 04/15/48 (Call 10/18/47)	1,235	1,122,084
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(b)	3,360	2,545,066
2.55%, 04/01/32 (Call 01/01/32)	3,645	2,899,415
2.75%, 10/01/26 (Call 07/01/26)	4,331	4,017,392
2.90%, 03/15/30 (Call 12/15/29)	2,737	2,330,090
3.13%, 09/01/23 (Call 06/01/23)	3,982	3,942,937
3.20%, 01/15/25 (Call 10/15/24)	4,317	4,209,032
3.25%, 01/30/31 (Call 10/30/30)	3,112	2,678,561
3.40%, 06/21/29 (Call 03/21/29)	1,720	1,538,867
3.65%, 02/01/26 (Call 11/03/25)	4,338	4,215,538
3.80%, 02/01/24 (Call 11/01/23)	3,290	3,266,444
4.50%, 12/01/28 (Call 09/01/28)	3,987	3,878,633
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)(b)	2,628	2,424,593
4.10%, 10/01/24 (Call 07/01/24)(b)	637	625,579
4.55%, 10/01/29 (Call 07/01/29)	1,408	1,322,196
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	548	463,761
2.50%, 08/16/31 (Call 05/16/31)	2,450	1,897,255
3.65%, 06/15/24 (Call 04/15/24)	1,842	1,799,431
3.85%, 02/01/25 (Call 11/01/24)	1,049	1,021,548
3.90%, 03/15/27 (Call 12/15/26)(b)	736	695,292
4.05%, 07/01/30 (Call 04/01/30)	3,282	2,920,127
4.13%, 06/15/26 (Call 03/15/26)(b)	1,703	1,646,835
4.13%, 05/15/29 (Call 02/15/29)	1,934	1,761,390
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)	2,882	2,267,731
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	2,020	1,789,074
3.15%, 07/01/29 (Call 04/01/29)(b)	2,208	2,019,878
3.35%, 11/01/49 (Call 05/01/49)(b)	2,110	1,637,508
4.10%, 10/15/28 (Call 07/15/28)	1,157	1,129,926
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	1,260	996,169
2.25%, 03/15/26 (Call 02/15/26)	100	89,468
2.75%, 04/15/31 (Call 01/15/31)(b)	1,245	979,280
2.90%, 12/01/33 (Call 09/01/33)(b)	1,620	1,208,682
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	4,560	3,997,478
2.10%, 04/01/31 (Call 01/01/31)	3,755	2,990,031
2.25%, 01/15/31 (Call 10/15/30)	2,197	1,780,097
2.90%, 04/01/41 (Call 10/01/40)	3,795	2,738,206
3.20%, 09/01/24 (Call 07/01/24)	3,676	3,617,331
3.25%, 01/15/51 (Call 07/15/50)	2,170	1,542,631
3.30%, 07/01/30 (Call 04/01/30)	4,260	3,782,326
3.65%, 09/01/27 (Call 06/01/27)	2,415	2,296,351
3.70%, 06/15/26 (Call 03/15/26)	3,499	3,389,271
3.80%, 02/15/28 (Call 11/15/27)	4,396	4,150,352
4.00%, 03/01/27 (Call 12/01/26)	2,410	2,342,448
4.45%, 02/15/26 (Call 11/15/25)	2,500	2,487,625

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 05/15/47 (Call 11/15/46)	$1,423	$1,280,387
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)(b)	2,090	1,916,676
2.50%, 07/15/31 (Call 04/15/31)	250	205,378
2.90%, 03/15/27 (Call 02/15/27)	1,080	1,000,123
4.00%, 11/15/49 (Call 05/15/49)	1,678	1,344,598
4.15%, 07/01/50 (Call 01/01/50)(b)	1,998	1,658,260
4.30%, 02/15/29 (Call 11/15/28)	3,185	3,059,829
5.20%, 02/15/49 (Call 08/15/48)(b)	1,598	1,513,290
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	1,525	1,205,711
2.25%, 12/15/28 (Call 10/15/28)(b)	2,547	2,153,132
2.50%, 02/15/32 (Call 11/15/31)(b)	2,510	2,024,792
3.00%, 02/15/30 (Call 11/15/29)	760	663,928
3.13%, 09/01/26 (Call 06/01/26)(b)	2,447	2,303,630
4.00%, 11/15/25 (Call 08/15/25)	1,301	1,266,510
4.38%, 02/15/29 (Call 11/15/28)(b)	1,811	1,743,015
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(b)	3,909	3,599,642
3.70%, 08/15/27 (Call 05/15/27)(b)	4,780	4,563,466
4.45%, 07/15/28 (Call 04/15/28)	1,605	1,569,481
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	1,732	1,414,888
1.75%, 02/01/31 (Call 11/01/30)	1,950	1,570,862
2.25%, 01/15/32 (Call 10/15/31)	1,832	1,522,520
2.88%, 11/15/29 (Call 08/15/29)	1,685	1,503,458
3.05%, 03/01/50 (Call 09/01/49)	1,621	1,210,077
3.25%, 06/30/26 (Call 03/30/26)	454	434,315
3.38%, 12/15/27 (Call 09/15/27)	3,210	3,031,331
4.00%, 09/15/28 (Call 06/15/28)	1,216	1,178,255
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	1,500	1,258,995
4.50%, 04/01/25 (Call 01/01/25)(b)	1,000	965,510
4.50%, 06/01/27 (Call 03/01/27)	1,500	1,365,615
4.75%, 12/15/26 (Call 09/15/26)	1,500	1,400,040
4.95%, 04/15/28 (Call 01/15/28)	1,000	913,930
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,469	1,324,862
1.25%, 07/15/25 (Call 06/15/25)(b)	2,773	2,538,071
1.45%, 05/15/26 (Call 04/15/26)(b)	3,095	2,767,642
1.55%, 03/15/28 (Call 01/15/28)	723	613,003
1.80%, 07/15/27 (Call 05/15/27)	2,096	1,833,015
2.00%, 05/15/28 (Call 03/15/28)	3,158	2,714,585
2.15%, 07/15/30 (Call 04/15/30)	975	795,395
2.50%, 05/15/31 (Call 02/15/31)	605	497,304
2.63%, 11/18/24 (Call 10/18/24)	3,972	3,827,062
2.90%, 11/18/26 (Call 09/18/26)	2,638	2,462,837
2.95%, 09/15/51 (Call 03/15/51)	1,925	1,299,202
3.00%, 07/15/50 (Call 01/15/50)(b)	1,994	1,367,445
3.20%, 11/18/29 (Call 08/18/29)(b)	3,522	3,154,198
3.40%, 02/15/52 (Call 08/15/51)	1,860	1,364,626
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	795	643,902
2.50%, 02/15/30 (Call 11/15/29)	2,073	1,804,318
2.85%, 11/01/26 (Call 08/01/26)	451	428,256
3.00%, 07/01/29 (Call 04/01/29)	1,903	1,722,995
3.25%, 08/01/27 (Call 05/01/27)	1,029	969,236
3.38%, 06/01/25 (Call 03/01/25)	488	475,371
3.50%, 03/01/28 (Call 12/01/27)(b)	2,918	2,749,806
4.00%, 08/01/47 (Call 02/01/47)(b)	981	845,818

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.15%, 12/01/28 (Call 09/01/28)	$1,655	$1,598,713
4.50%, 07/01/44 (Call 01/01/44)	415	387,083
4.50%, 06/01/45 (Call 12/01/44)	1,515	1,391,255
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)(b)	1,440	1,117,051
1.70%, 03/01/28 (Call 01/01/28)	585	498,022
2.55%, 06/15/31 (Call 03/15/31)(b)	1,045	868,050
2.65%, 03/15/32 (Call 12/15/31)	2,638	2,160,285
2.65%, 09/01/50 (Call 03/01/50)	105	64,610
3.00%, 01/15/30 (Call 10/15/29)	2,375	2,077,436
3.38%, 04/15/26 (Call 01/15/26)	1,359	1,305,007
3.50%, 04/01/25 (Call 01/01/25)	1,226	1,201,284
3.63%, 05/01/27 (Call 02/01/27)	1,710	1,637,017
3.88%, 05/01/24 (Call 02/01/24)	2,075	2,058,109
4.00%, 03/01/29 (Call 12/01/28)(b)	1,521	1,436,052
4.50%, 03/15/48 (Call 09/15/47)	1,825	1,610,198
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	1,520	1,195,298
2.55%, 06/01/31 (Call 03/01/31)	1,485	1,213,304
3.90%, 04/01/29 (Call 02/01/29)(b)	145	134,788
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)(b)	1,179	1,059,591
3.20%, 06/15/29 (Call 03/15/29)(b)	1,783	1,592,807
3.50%, 06/01/30 (Call 03/01/30)	381	341,216
3.95%, 01/15/24 (Call 10/15/23)	1,515	1,507,728
Federal Realty OP LP
3.25%, 07/15/27 (Call 04/15/27)	1,769	1,666,840
4.50%, 12/01/44 (Call 06/01/44)	1,026	899,248
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)(b)	2,100	1,699,719
3.35%, 09/01/24 (Call 08/01/24)	2,083	1,982,266
4.00%, 01/15/30 (Call 10/15/29)	3,621	3,173,843
4.00%, 01/15/31 (Call 10/15/30)	2,942	2,561,099
5.25%, 06/01/25 (Call 03/01/25)	3,360	3,314,270
5.30%, 01/15/29 (Call 10/15/28)	2,675	2,591,941
5.38%, 11/01/23 (Call 08/01/23)	3,534	3,520,606
5.38%, 04/15/26 (Call 01/15/26)(b)	5,488	5,404,418
5.75%, 06/01/28 (Call 03/03/28)	2,414	2,393,795
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	2,013	1,567,382
2.05%, 03/15/31 (Call 12/15/30)	815	628,422
2.40%, 03/15/30 (Call 12/15/29)	475	380,233
3.50%, 08/01/26 (Call 05/01/26)	2,422	2,309,765
3.63%, 01/15/28 (Call 10/15/27)	1,307	1,197,892
3.75%, 07/01/27 (Call 04/01/27)	2,728	2,611,569
Healthcare Trust of America Holdings LP, 3.10%,
02/15/30 (Call 11/15/29)	1,760	1,513,354
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)(b)	1,265	1,110,316
2.13%, 12/01/28 (Call 10/01/28)	2,530	2,183,314
2.88%, 01/15/31 (Call 10/15/30)(b)	1,778	1,534,965
3.00%, 01/15/30 (Call 10/15/29)	3,194	2,826,019
3.25%, 07/15/26 (Call 05/15/26)	1,212	1,163,581
3.40%, 02/01/25 (Call 11/01/24)(b)	348	340,163
3.50%, 07/15/29 (Call 04/15/29)	2,036	1,874,708
4.00%, 06/01/25 (Call 03/01/25)	2,516	2,486,563
6.75%, 02/01/41 (Call 08/01/40)	758	842,183
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	571	454,202
3.05%, 02/15/30 (Call 11/15/29)	2,370	2,019,856

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.88%, 03/01/27 (Call 12/01/26)	$2,150	$2,047,423
4.13%, 03/15/28 (Call 12/15/27)(b)	808	762,946
4.20%, 04/15/29 (Call 01/15/29)	2,445	2,254,241
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)(b)	3,132	3,090,031
Series E, 4.00%, 06/15/25 (Call 03/15/25)(b)	1,929	1,873,734
Series F, 4.50%, 02/01/26 (Call 11/01/25)	326	318,717
Series H, 3.38%, 12/15/29 (Call 09/15/29)	2,234	1,904,396
Series I, 3.50%, 09/15/30 (Call 06/15/30)	325	274,726
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,640	1,277,363
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	2,004	1,695,444
3.95%, 11/01/27 (Call 08/01/27)	1,481	1,388,230
4.65%, 04/01/29 (Call 01/01/29)	2,426	2,279,858
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)(b)	1,358	1,029,323
2.30%, 11/15/28 (Call 09/15/28)(b)	1,655	1,381,362
2.70%, 01/15/34 (Call 10/15/33)	1,605	1,216,109
4.15%, 04/15/32 (Call 01/15/32)(b)	3,025	2,706,044
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)(b)	1,613	1,249,898
2.65%, 11/15/33 (Call 08/15/33)(b)	1,510	1,145,577
3.05%, 02/15/30 (Call 11/15/29)	1,722	1,457,707
3.45%, 12/15/24 (Call 09/15/24)(b)	3,622	3,539,889
4.25%, 08/15/29 (Call 05/15/29)	1,843	1,712,608
4.38%, 10/01/25 (Call 07/01/25)	1,201	1,183,465
4.75%, 12/15/28 (Call 09/15/28)	1,879	1,806,339
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	618	530,355
2.25%, 12/01/31 (Call 09/01/31)	986	790,792
2.70%, 03/01/24 (Call 01/01/24)(b)	2,812	2,753,482
2.70%, 10/01/30 (Call 07/01/30)(b)	880	747,569
2.80%, 10/01/26 (Call 07/01/26)	2,218	2,080,750
3.30%, 02/01/25 (Call 12/01/24)	1,187	1,158,595
3.70%, 10/01/49 (Call 04/01/49)(b)	762	585,064
3.80%, 04/01/27 (Call 01/01/27)(b)	1,884	1,807,698
4.13%, 12/01/46 (Call 06/01/46)	871	716,920
4.25%, 04/01/45 (Call 10/01/44)	1,562	1,291,774
4.45%, 09/01/47 (Call 03/01/47)	2,395	2,071,100
4.60%, 02/01/33	1,285	1,242,505
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	1,652	1,571,069
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)(b)	25	24,363
4.75%, 09/15/30 (Call 06/15/30)	2,315	2,117,947
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,336	1,073,730
2.40%, 10/15/31 (Call 07/15/31)(b)	2,290	1,830,351
3.88%, 12/15/27 (Call 09/15/27)	796	751,623
4.00%, 06/15/29 (Call 03/15/29)	2,363	2,199,693
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,594	1,532,312
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	245	186,947
2.70%, 09/15/30 (Call 06/15/30)	696	562,542
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)(b)	1,830	1,600,884
1.70%, 02/15/31 (Call 11/15/30)(b)	2,326	1,851,426
2.75%, 03/15/30 (Call 12/15/29)	1,155	1,004,353
2.88%, 09/15/51 (Call 03/15/51)	1,190	827,562
3.60%, 06/01/27 (Call 03/01/27)(b)	2,675	2,560,296
3.75%, 06/15/24 (Call 03/15/24)(b)	1,112	1,102,159

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.95%, 03/15/29 (Call 12/15/28)	$1,795	$1,712,089
4.00%, 11/15/25 (Call 08/15/25)	1,692	1,659,852
4.20%, 06/15/28 (Call 03/15/28)(b)	1,358	1,322,529
4.30%, 10/15/23 (Call 07/15/23)	3,580	3,585,119
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	2,848	2,156,620
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)(b)	2,087	1,762,868
3.00%, 04/15/52 (Call 10/15/51)	435	292,372
3.10%, 04/15/50 (Call 10/15/49)	2,027	1,377,468
3.50%, 10/15/27 (Call 07/15/27)	855	793,406
3.50%, 04/15/51 (Call 10/15/50)	1,517	1,135,793
3.60%, 12/15/26 (Call 09/15/26)	2,072	1,971,549
3.90%, 06/15/24 (Call 03/15/24)	2,165	2,146,727
4.00%, 11/15/25 (Call 08/15/25)	2,320	2,275,943
4.30%, 10/15/28 (Call 07/15/28)(b)	1,070	1,023,070
4.80%, 10/15/48 (Call 04/15/48)	585	533,637
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	1,205	914,523
2.65%, 06/15/26 (Call 05/15/26)(b)	1,823	1,467,734
3.45%, 10/15/31 (Call 07/15/31)	2,006	1,330,660
4.25%, 05/15/24 (Call 02/15/24)	1,747	1,662,882
4.50%, 02/01/25 (Call 11/01/24)	2,427	2,275,895
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	2,978	2,267,151
3.38%, 02/01/31 (Call 11/01/30)	1,729	1,407,994
3.63%, 10/01/29 (Call 07/01/29)(b)	2,387	2,036,899
4.50%, 01/15/25 (Call 10/15/24)	2,615	2,590,001
4.50%, 04/01/27 (Call 01/01/27)(b)	1,330	1,271,813
4.75%, 01/15/28 (Call 10/15/27)(b)	1,887	1,802,179
4.95%, 04/01/24 (Call 01/01/24)(b)	2,568	2,572,751
5.25%, 01/15/26 (Call 10/15/25)	3,495	3,467,250
Phillips Edison Grocery Center Operating Partnership I
LP, 2.63%, 11/15/31 (Call 08/15/31)	2,590	1,982,593
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)(b)	2,743	2,214,314
3.95%, 01/15/28 (Call 10/15/27)	2,713	2,560,177
4.30%, 03/15/27 (Call 12/15/26)	246	238,807
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	300	228,837
3.15%, 08/15/30 (Call 05/15/30)	1,468	1,209,823
4.45%, 03/15/24 (Call 12/15/23)	930	928,856
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(b)	3,568	2,854,650
1.63%, 03/15/31 (Call 12/15/30)(b)	1,604	1,308,688
2.13%, 04/15/27 (Call 02/15/27)(b)	1,576	1,451,732
2.13%, 10/15/50 (Call 04/15/50)	1,697	1,077,052
2.25%, 04/15/30 (Call 01/15/30)	2,667	2,311,916
3.00%, 04/15/50 (Call 10/15/49)(b)	3,048	2,283,257
3.25%, 10/01/26 (Call 07/01/26)(b)	1,330	1,279,420
3.88%, 09/15/28 (Call 06/15/28)	2,062	1,998,470
4.38%, 02/01/29 (Call 11/01/28)	1,901	1,877,770
4.38%, 09/15/48 (Call 03/15/48)	419	391,488
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	1,298	1,169,680
1.50%, 11/09/26 (Call 10/09/26)	2,369	2,149,583
1.85%, 05/01/28 (Call 03/01/28)	2,610	2,309,328
1.95%, 11/09/28 (Call 09/09/28)	2,200	1,930,214
2.25%, 11/09/31 (Call 08/09/31)(b)	1,870	1,567,845
2.30%, 05/01/31 (Call 02/01/31)(b)	2,545	2,167,144

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.09%, 09/15/27 (Call 06/15/27)	$2,800	$2,670,556
3.39%, 05/01/29 (Call 02/01/29)	1,981	1,867,132
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	3,042	2,501,132
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)(b)	1,633	1,437,024
1.80%, 03/15/33 (Call 12/15/32)	1,568	1,190,018
2.20%, 06/15/28 (Call 04/15/28)	935	820,780
2.85%, 12/15/32 (Call 09/15/32)	551	472,775
3.00%, 01/15/27 (Call 10/15/26)	2,219	2,090,231
3.10%, 12/15/29 (Call 09/15/29)(b)	1,219	1,108,351
3.25%, 06/15/29 (Call 03/15/29)(b)	1,082	996,944
3.25%, 01/15/31 (Call 10/15/30)	3,329	2,988,843
3.40%, 01/15/28 (Call 11/15/27)(b)	1,710	1,604,151
3.65%, 01/15/28 (Call 10/15/27)(b)	2,564	2,458,132
3.88%, 07/15/24 (Call 04/15/24)	2,150	2,141,464
3.88%, 04/15/25 (Call 02/15/25)	2,617	2,594,834
3.95%, 08/15/27 (Call 05/15/27)	3,536	3,458,420
4.13%, 10/15/26 (Call 07/15/26)	2,696	2,669,148
4.60%, 02/06/24 (Call 11/06/23)	2,134	2,149,023
4.63%, 11/01/25 (Call 09/01/25)	1,796	1,815,576
4.65%, 03/15/47 (Call 09/15/46)(b)	2,733	2,626,714
4.88%, 06/01/26 (Call 03/01/26)	2,554	2,593,536
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	1,465	1,276,997
3.60%, 02/01/27 (Call 11/01/26)	486	465,092
3.70%, 06/15/30 (Call 03/15/30)	713	646,242
4.13%, 03/15/28 (Call 12/15/27)	1,176	1,131,818
4.40%, 02/01/47 (Call 08/01/46)	1,663	1,436,383
4.65%, 03/15/49 (Call 09/15/48)	1,321	1,176,218
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)(b)	2,143	1,727,451
2.15%, 09/01/31 (Call 06/01/31)	2,190	1,746,656
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	3,935	3,125,846
3.90%, 10/15/29 (Call 07/15/29)	2,264	1,988,924
5.13%, 08/15/26 (Call 05/15/26)	3,166	3,068,012
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)(b)	2,270	1,822,787
2.85%, 01/15/32 (Call 08/15/31)	670	534,278
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(b)	3,304	2,915,747
1.75%, 02/01/28 (Call 11/01/27)	635	549,821
2.00%, 09/13/24 (Call 06/13/24)	1,547	1,489,189
2.20%, 02/01/31 (Call 11/01/30)(b)	1,419	1,162,189
2.25%, 01/15/32 (Call 10/15/31)	3,090	2,479,231
2.45%, 09/13/29 (Call 06/13/29)	4,448	3,835,510
2.65%, 07/15/30 (Call 04/15/30)(b)	1,038	893,562
2.65%, 02/01/32 (Call 12/01/31)	2,385	1,986,633
3.25%, 11/30/26 (Call 08/30/26)	2,933	2,817,322
3.25%, 09/13/49 (Call 03/13/49)	4,548	3,305,123
3.30%, 01/15/26 (Call 10/15/25)	3,172	3,077,252
3.38%, 10/01/24 (Call 07/01/24)(b)	5,133	5,073,406
3.38%, 06/15/27 (Call 03/15/27)	1,212	1,157,618
3.38%, 12/01/27 (Call 09/01/27)	3,418	3,231,480
3.50%, 09/01/25 (Call 06/01/25)	3,928	3,874,972
3.75%, 02/01/24 (Call 11/01/23)	4,063	4,045,448
3.80%, 07/15/50 (Call 01/15/50)	2,380	1,922,612
4.25%, 10/01/44 (Call 04/01/44)	1,052	907,739
4.25%, 11/30/46 (Call 05/30/46)	2,102	1,834,710
4.75%, 03/15/42 (Call 09/15/41)	2,136	1,989,449

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
6.75%, 02/01/40 (Call 11/01/39)	$2,138	$2,415,555
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	2,510	2,413,039
4.25%, 02/01/26 (Call 11/01/25)	1,909	1,858,202
4.70%, 06/01/27 (Call 03/01/27)	2,069	1,996,647
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)(b)	781	651,932
2.70%, 02/15/32 (Call 11/15/31)	655	507,795
3.20%, 01/15/27 (Call 11/15/26)	1,697	1,554,622
3.20%, 02/15/31 (Call 11/15/30)	725	602,301
3.40%, 01/15/30 (Call 10/15/29)	1,955	1,683,920
4.00%, 07/15/29 (Call 04/15/29)	2,702	2,451,579
4.45%, 09/15/26 (Call 06/15/26)	1,506	1,474,419
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	1,965	1,554,944
2.75%, 11/18/30 (Call 08/18/30)	619	502,591
4.50%, 03/15/28 (Call 12/15/27)(b)	1,977	1,898,632
4.63%, 03/15/29 (Call 12/15/28)(b)	1,376	1,332,326
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	615	519,712
2.70%, 07/15/31 (Call 04/15/31)(b)	2,842	2,280,193
4.20%, 04/15/32 (Call 01/15/32)	1,450	1,295,532
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	650	493,435
3.13%, 09/01/26 (Call 06/01/26)	853	792,173
3.88%, 07/15/27 (Call 04/15/27)(b)	2,165	1,996,715
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)(b)	1,735	1,298,595
2.10%, 08/01/32 (Call 05/01/32)	1,270	983,399
2.10%, 06/15/33 (Call 03/15/33)(b)	585	440,019
2.95%, 09/01/26 (Call 06/01/26)	805	751,846
3.00%, 08/15/31 (Call 05/15/31)(b)	2,248	1,918,556
3.10%, 11/01/34 (Call 08/01/34)	808	660,766
3.20%, 01/15/30 (Call 10/15/29)	2,428	2,147,712
3.50%, 07/01/27 (Call 04/01/27)(b)	1,223	1,157,582
3.50%, 01/15/28 (Call 10/15/27)	1,050	975,440
4.40%, 01/26/29 (Call 10/26/28)	2,090	2,014,384
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)(b)	2,200	1,797,928
2.65%, 01/15/25 (Call 12/15/24)	2,911	2,786,293
3.00%, 01/15/30 (Call 10/15/29)	2,030	1,768,922
3.25%, 10/15/26 (Call 07/15/26)	879	829,741
3.50%, 04/15/24 (Call 03/15/24)	2,020	1,991,902
3.50%, 02/01/25 (Call 11/01/24)(b)	2,903	2,830,977
3.75%, 05/01/24 (Call 02/01/24)(b)	2,740	2,710,244
3.85%, 04/01/27 (Call 01/01/27)(b)	1,080	1,036,033
4.00%, 03/01/28 (Call 12/01/27)	993	946,120
4.13%, 01/15/26 (Call 10/15/25)	4,407	4,320,887
4.38%, 02/01/45 (Call 08/01/44)	338	284,836
4.40%, 01/15/29 (Call 10/15/28)	614	591,847
4.75%, 11/15/30 (Call 08/15/30)	990	959,666
4.88%, 04/15/49 (Call 10/15/48)	2,807	2,597,345
5.70%, 09/30/43 (Call 03/30/43)	1,070	1,072,632
VICI Properties LP
4.38%, 05/15/25	1,725	1,687,740
4.75%, 02/15/28 (Call 01/15/28)	2,570	2,469,641
4.95%, 02/15/30 (Call 12/15/29)	3,085	2,945,589
5.13%, 05/15/32 (Call 02/15/32)	4,035	3,845,153
5.63%, 05/15/52 (Call 11/15/51)	2,556	2,365,961

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	$1,010	$889,366
3.40%, 06/01/31 (Call 03/01/31)	1,055	856,565
3.50%, 01/15/25 (Call 11/15/24)	3,200	3,060,480
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	2,458	2,074,183
2.70%, 02/15/27 (Call 12/15/26)(b)	1,809	1,678,680
2.75%, 01/15/31 (Call 10/15/30)	866	727,682
2.75%, 01/15/32 (Call 10/15/31)	2,145	1,774,473
2.80%, 06/01/31 (Call 03/01/31)	3,530	2,983,309
3.10%, 01/15/30 (Call 10/15/29)	2,630	2,315,268
3.63%, 03/15/24 (Call 02/15/24)(b)	5,188	5,142,968
3.85%, 06/15/32 (Call 03/15/32)	1,730	1,574,058
4.00%, 06/01/25 (Call 03/01/25)	3,968	3,920,940
4.13%, 03/15/29 (Call 12/15/28)	1,966	1,866,992
4.25%, 04/01/26 (Call 01/01/26)	4,012	3,973,766
4.25%, 04/15/28 (Call 01/15/28)	3,193	3,106,182
4.50%, 01/15/24 (Call 10/15/23)	1,691	1,695,481
4.95%, 09/01/48 (Call 03/01/48)	305	287,270
6.50%, 03/15/41 (Call 09/15/40)	2,092	2,287,246
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	530	463,315
4.00%, 11/15/29 (Call 08/15/29)	2,269	2,147,858
4.00%, 04/15/30 (Call 01/15/30)	3,275	3,087,015
4.00%, 03/09/52 (Call 09/09/51)(b)	370	305,169
6.95%, 10/01/27(b)	1,064	1,171,155
7.38%, 03/15/32	2,808	3,242,033
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)(b)	740	563,147
2.40%, 02/01/31 (Call 11/01/30)(b)	1,848	1,503,145
2.45%, 02/01/32 (Call 11/01/31)(b)	1,720	1,371,081
3.85%, 07/15/29 (Call 04/15/29)	1,841	1,706,846
4.00%, 02/01/25 (Call 11/01/24)(b)	2,568	2,540,317
4.25%, 10/01/26 (Call 07/01/26)	955	932,347
4.60%, 04/01/24 (Call 01/01/24)(b)	2,382	2,395,077

		810,304,236

Retail — 0.6%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	1,630	1,389,624
3.50%, 03/15/32 (Call 12/15/31)(b)	1,810	1,537,613
3.90%, 04/15/30 (Call 01/15/30)	2,194	1,983,617
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)(b)	842	691,998
2.40%, 08/01/31 (Call 05/01/31)	2,445	1,875,217
3.50%, 11/15/24 (Call 09/15/24)	2,649	2,584,947
3.80%, 11/15/27 (Call 08/15/27)	1,612	1,483,491
3.85%, 03/01/32 (Call 12/01/31)	1,320	1,134,487
4.50%, 10/01/25 (Call 07/01/25)	1,949	1,939,703
4.75%, 06/01/30 (Call 03/01/30)	2,073	1,941,675
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)(b)	531	417,849
3.13%, 04/18/24 (Call 03/18/24)(b)	1,489	1,464,997
3.13%, 04/21/26 (Call 01/21/26)(b)	2,828	2,713,749
3.25%, 04/15/25 (Call 01/15/25)	2,958	2,875,442
3.63%, 04/15/25 (Call 03/15/25)	640	629,651
3.75%, 06/01/27 (Call 03/01/27)	2,179	2,122,411
3.75%, 04/18/29 (Call 01/18/29)	2,900	2,733,337
4.00%, 04/15/30 (Call 01/15/30)	945	897,381
4.75%, 08/01/32 (Call 05/01/32)	2,335	2,315,082

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(b)	$3,829	$3,064,081
4.45%, 10/01/28 (Call 07/01/28)(b)	3,404	3,340,822
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)(b)	4,376	3,930,086
1.60%, 04/20/30 (Call 01/20/30)	6,129	5,173,795
1.75%, 04/20/32 (Call 01/20/32)(b)	4,265	3,510,394
2.75%, 05/18/24 (Call 03/18/24)(b)	4,858	4,802,570
3.00%, 05/18/27 (Call 02/18/27)	4,847	4,711,575
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	3,254	3,141,249
4.55%, 02/15/48 (Call 08/15/47)	2,235	1,810,886
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)(b)	2,295	1,814,748
4.10%, 01/15/52 (Call 07/15/51)(b)	2,565	1,713,471
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	1,633	1,506,279
3.88%, 04/15/27 (Call 01/15/27)(b)	3,584	3,519,918
4.13%, 05/01/28 (Call 02/01/28)	2,872	2,825,129
4.13%, 04/03/50 (Call 10/03/49)(b)	2,955	2,488,819
4.15%, 11/01/25 (Call 08/01/25)	2,112	2,103,362
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	3,635	3,028,500
3.38%, 12/01/51 (Call 06/01/51)	2,375	1,683,471
4.00%, 05/15/25 (Call 03/15/25)	4,625	4,578,611
4.20%, 05/15/28 (Call 02/15/28)	5,388	5,251,845
Genuine Parts Co.
1.75%, 02/01/25 (Call 02/01/23)	380	357,432
1.88%, 11/01/30 (Call 08/01/30)	2,245	1,775,570
2.75%, 02/01/32 (Call 11/01/31)	710	589,194
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	4,672	3,977,320
1.38%, 03/15/31 (Call 12/15/30)	6,185	4,962,164
1.50%, 09/15/28 (Call 07/15/28)(b)	1,245	1,082,789
1.88%, 09/15/31 (Call 06/15/31)	1,940	1,602,925
2.13%, 09/15/26 (Call 06/15/26)(b)	3,840	3,599,155
2.38%, 03/15/51 (Call 09/15/50)	5,320	3,516,467
2.50%, 04/15/27 (Call 02/15/27)(b)	6,004	5,667,356
2.70%, 04/15/25 (Call 03/15/25)	1,365	1,332,718
2.70%, 04/15/30 (Call 01/15/30)	5,106	4,602,906
2.75%, 09/15/51 (Call 03/15/51)	1,470	1,049,198
2.80%, 09/14/27 (Call 06/14/27)	3,099	2,944,019
2.88%, 04/15/27 (Call 03/15/27)	1,725	1,657,708
2.95%, 06/15/29 (Call 03/15/29)(b)	1,951	1,814,371
3.00%, 04/01/26 (Call 01/01/26)	5,452	5,301,470
3.13%, 12/15/49 (Call 06/15/49)(b)	5,199	3,981,394
3.25%, 04/15/32 (Call 01/15/32)(b)	5,090	4,706,214
3.30%, 04/15/40 (Call 10/15/39)	2,717	2,281,574
3.35%, 09/15/25 (Call 06/15/25)	1,895	1,875,842
3.35%, 04/15/50 (Call 10/15/49)	2,971	2,366,283
3.50%, 09/15/56 (Call 03/15/56)	3,110	2,486,911
3.63%, 04/15/52 (Call 10/15/51)	5,615	4,706,886
3.75%, 02/15/24 (Call 11/15/23)(b)	3,013	3,018,212
3.90%, 12/06/28 (Call 09/06/28)	3,568	3,535,567
3.90%, 06/15/47 (Call 12/15/46)	4,005	3,539,659
4.20%, 04/01/43 (Call 10/01/42)	4,209	3,871,522
4.25%, 04/01/46 (Call 10/01/45)	5,680	5,260,078
4.40%, 03/15/45 (Call 09/15/44)	2,882	2,721,905
4.50%, 12/06/48 (Call 06/06/48)	5,473	5,274,877
4.88%, 02/15/44 (Call 08/15/43)	4,440	4,445,062

Security	Par (000)	Value

Retail (continued)
5.40%, 09/15/40 (Call 03/15/40)	$2,404	$2,566,318
5.88%, 12/16/36	9,388	10,548,075
5.95%, 04/01/41 (Call 10/01/40)	4,105	4,642,673
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	2,295	1,610,838
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	6,252	5,305,822
1.70%, 09/15/28 (Call 07/15/28)	3,173	2,724,560
1.70%, 10/15/30 (Call 07/15/30)	3,608	2,893,147
2.50%, 04/15/26 (Call 01/15/26)(b)	3,172	3,018,475
2.63%, 04/01/31 (Call 01/01/31)	5,542	4,752,376
2.80%, 09/15/41 (Call 03/15/41)	2,450	1,742,415
3.00%, 10/15/50 (Call 04/15/50)	3,633	2,491,911
3.10%, 05/03/27 (Call 02/03/27)	4,216	4,009,880
3.13%, 09/15/24 (Call 06/15/24)	3,930	3,868,181
3.35%, 04/01/27 (Call 03/01/27)	1,780	1,715,119
3.38%, 09/15/25 (Call 06/15/25)	6,367	6,237,877
3.50%, 04/01/51 (Call 10/01/50)(b)	4,732	3,581,036
3.65%, 04/05/29 (Call 01/05/29)(b)	4,558	4,312,461
3.70%, 04/15/46 (Call 10/15/45)	6,841	5,421,424
3.75%, 04/01/32 (Call 01/01/32)(b)	5,565	5,146,456
3.88%, 09/15/23 (Call 06/15/23)(b)	1,427	1,427,685
4.00%, 04/15/25 (Call 03/15/25)	4,412	4,410,853
4.05%, 05/03/47 (Call 11/03/46)	5,269	4,380,805
4.25%, 04/01/52 (Call 10/01/51)	1,800	1,535,598
4.38%, 09/15/45 (Call 03/15/45)(b)	1,428	1,229,165
4.45%, 04/01/62 (Call 10/01/61)	2,175	1,831,415
4.50%, 04/15/30 (Call 01/15/30)	4,684	4,637,254
4.55%, 04/05/49 (Call 10/05/48)	533	475,004
4.65%, 04/15/42 (Call 10/15/41)	2,270	2,083,247
5.00%, 04/15/40 (Call 10/15/39)	2,506	2,422,224
5.13%, 04/15/50 (Call 10/15/49)	350	341,026
5.50%, 10/15/35	573	588,058
6.50%, 03/15/29	600	659,430
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)(b)	1,150	1,069,880
2.13%, 03/01/30 (Call 12/01/29)	1,135	975,033
2.63%, 09/01/29 (Call 06/01/29)(b)	4,433	3,985,799
3.25%, 06/10/24(b)	1,603	1,589,583
3.30%, 07/01/25 (Call 06/01/25)	6,806	6,681,042
3.38%, 05/26/25 (Call 02/26/25)	2,445	2,401,455
3.50%, 03/01/27 (Call 12/01/26)	2,299	2,250,537
3.50%, 07/01/27 (Call 05/01/27)	4,358	4,227,521
3.60%, 07/01/30 (Call 04/01/30)	2,095	1,988,972
3.63%, 05/01/43	1,771	1,450,042
3.63%, 09/01/49 (Call 03/01/49)	4,747	3,849,342
3.70%, 01/30/26 (Call 10/30/25)	4,555	4,511,955
3.70%, 02/15/42	2,141	1,784,352
3.80%, 04/01/28 (Call 01/01/28)	4,041	3,964,100
4.20%, 04/01/50 (Call 10/01/49)	2,880	2,564,467
4.45%, 03/01/47 (Call 09/01/46)	3,830	3,543,478
4.45%, 09/01/48 (Call 03/01/48)	3,035	2,800,546
4.60%, 05/26/45 (Call 11/26/44)	2,364	2,210,104
4.70%, 12/09/35 (Call 06/09/35)	3,346	3,320,604
4.88%, 07/15/40	1,492	1,460,101
4.88%, 12/09/45 (Call 06/09/45)	6,300	6,138,594
5.70%, 02/01/39	1,569	1,674,860
6.30%, 10/15/37	2,668	3,013,186
6.30%, 03/01/38(b)	2,223	2,531,375
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,265	1,005,397

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
3.55%, 03/15/26 (Call 12/15/25)(b)	$2,758	$2,686,651
3.60%, 09/01/27 (Call 06/01/27)	1,846	1,778,436
3.90%, 06/01/29 (Call 03/01/29)	3,332	3,155,437
4.20%, 04/01/30 (Call 01/01/30)	1,731	1,664,356
4.35%, 06/01/28 (Call 03/01/28)	1,735	1,715,603
4.70%, 06/15/32 (Call 03/15/32)	3,500	3,465,630
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	3,200	2,825,568
1.88%, 04/15/31 (Call 01/15/31)(b)	1,680	1,335,449
4.60%, 04/15/25 (Call 03/15/25)(b)	2,874	2,889,290
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)(b)	2,501	2,280,062
2.25%, 03/12/30 (Call 12/12/29)	2,865	2,434,448
2.45%, 06/15/26 (Call 03/15/26)(b)	1,566	1,484,427
2.55%, 11/15/30 (Call 08/15/30)	3,836	3,287,836
3.00%, 02/14/32 (Call 11/14/31)	3,720	3,254,256
3.35%, 03/12/50 (Call 09/12/49)	3,020	2,257,359
3.50%, 03/01/28 (Call 12/01/27)(b)	2,511	2,416,411
3.50%, 11/15/50 (Call 05/15/50)	2,620	2,019,182
3.55%, 08/15/29 (Call 05/15/29)	3,210	3,023,017
3.75%, 12/01/47 (Call 06/01/47)(b)	3,174	2,576,368
3.80%, 08/15/25 (Call 06/15/25)	3,876	3,852,085
3.85%, 10/01/23 (Call 07/01/23)(b)	3,271	3,269,921
4.00%, 11/15/28 (Call 08/15/28)	3,795	3,724,489
4.30%, 06/15/45 (Call 12/15/44)(b)	2,366	2,083,618
4.45%, 08/15/49 (Call 02/15/49)	1,324	1,183,908
4.50%, 11/15/48 (Call 05/15/48)	4,620	4,187,568
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(b)	2,390	2,223,321
2.25%, 04/15/25 (Call 03/15/25)	7,808	7,501,692
2.35%, 02/15/30 (Call 11/15/29)	3,361	2,959,159
2.50%, 04/15/26	4,336	4,159,525
2.65%, 09/15/30 (Call 06/15/30)(b)	2,019	1,801,453
2.95%, 01/15/52 (Call 07/15/51)(b)	4,135	3,116,715
3.38%, 04/15/29 (Call 01/15/29)	5,748	5,521,586
3.50%, 07/01/24(b)	965	963,147
3.63%, 04/15/46	4,608	3,928,274
3.90%, 11/15/47 (Call 05/15/47)	4,237	3,765,507
4.00%, 07/01/42	2,166	2,000,106
6.50%, 10/15/37(b)	443	518,354
7.00%, 01/15/38	570	702,588
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)(b)	626	533,690
1.60%, 05/15/31 (Call 02/15/31)	350	281,239
2.25%, 09/15/26 (Call 06/15/26)	5,790	5,454,933
3.88%, 04/15/30 (Call 01/15/30)	2,515	2,444,882
4.50%, 04/15/50 (Call 10/15/49)(b)	2,460	2,438,081
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	2,315	1,829,869
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 10/03/22)	2,000	1,929,780
3.20%, 04/15/30 (Call 01/15/30)(b)	2,000	1,783,480
3.45%, 06/01/26 (Call 03/01/26)(b)	2,252	2,181,062
4.10%, 04/15/50 (Call 10/15/49)	1,850	1,466,032
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	2,072	1,864,448
2.50%, 09/22/41 (Call 03/22/41)(b)	4,416	3,422,047
2.65%, 12/15/24 (Call 10/15/24)(b)	175	171,708
2.65%, 09/22/51 (Call 03/22/51)	5,685	4,265,114
2.85%, 07/08/24 (Call 06/08/24)(b)	160	157,654
2.95%, 09/24/49 (Call 03/24/49)	223	177,921

Security	Par (000)	Value
Retail (continued)
3.05%, 07/08/26 (Call 05/08/26)(b)	$25	$24,680
3.25%, 07/08/29 (Call 04/08/29)(b)	795	763,057
3.30%, 04/22/24 (Call 01/22/24)	8,970	8,934,479
3.55%, 06/26/25 (Call 04/26/25)(b)	180	179,856
3.63%, 12/15/47 (Call 06/15/47)	380	338,766
3.70%, 06/26/28 (Call 03/26/28)	1,647	1,624,304
3.95%, 06/28/38 (Call 12/28/37)(b)	605	584,648
4.00%, 04/11/43 (Call 10/11/42)(b)	60	56,319
4.05%, 06/29/48 (Call 12/29/47)	675	645,179
5.00%, 10/25/40(b)	120	126,392
5.25%, 09/01/35(b)	5	5,504
5.63%, 04/01/40	615	709,464
5.88%, 04/05/27(b)	255	278,243
6.50%, 08/15/37	265	329,353
7.55%, 02/15/30	550	674,020

		519,928,769

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(a)	2,170	2,161,928

Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	4,695	4,540,253
4.39%, 06/01/52 (Call 12/01/51)	1,470	1,388,650
Altera Corp., 4.10%, 11/15/23(b)	1,992	2,002,179
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	2,290	2,006,567
2.10%, 10/01/31 (Call 07/01/31)(b)	2,240	1,902,074
2.80%, 10/01/41 (Call 04/01/41)(b)	1,625	1,268,345
2.95%, 04/01/25 (Call 03/01/25)(b)	831	812,219
2.95%, 10/01/51 (Call 04/01/51)	785	593,279
3.50%, 12/05/26 (Call 09/05/26)	4,198	4,123,779
5.30%, 12/15/45 (Call 06/15/45)(b)	200	210,030
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	3,100	2,602,853
2.75%, 06/01/50 (Call 12/01/49)(b)	3,316	2,469,359
3.30%, 04/01/27 (Call 01/01/27)(b)	4,465	4,367,708
3.90%, 10/01/25 (Call 07/01/25)	3,356	3,362,980
4.35%, 04/01/47 (Call 10/01/46)	3,252	3,136,294
5.10%, 10/01/35 (Call 04/01/35)	1,129	1,189,153
5.85%, 06/15/41	2,499	2,858,156
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	857	836,972
3.50%, 01/15/28 (Call 10/15/27)	4,691	4,337,862
3.63%, 01/15/24 (Call 11/15/23)	431	427,824
3.88%, 01/15/27 (Call 10/15/26)	12,557	12,073,556
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)(f)	10	8,576
2.45%, 02/15/31 (Call 11/15/30)(f)	10,525	8,398,845
2.60%, 02/15/33 (Call 11/15/32)(f)	4,355	3,349,953
3.14%, 11/15/35 (Call 08/15/35)(f)	2,212	1,676,984
3.15%, 11/15/25 (Call 10/15/25)(b)	2,043	1,968,533
3.19%, 11/15/36 (Call 08/15/36)(f)	1,240	919,931
3.42%, 04/15/33 (Call 01/15/33)(f)	16,861	13,906,110
3.46%, 09/15/26 (Call 07/15/26)	1,157	1,109,494
3.47%, 04/15/34 (Call 01/15/34)(f)	11,935	9,671,647
3.50%, 02/15/41 (Call 08/15/40)(f)	8,875	6,674,000
3.63%, 10/15/24 (Call 09/15/24)(b)	680	672,493
3.75%, 02/15/51 (Call 08/15/50)(f)	3,726	2,750,161
4.00%, 04/15/29 (Call 02/15/29)(f)	2,870	2,660,519

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.11%, 09/15/28 (Call 06/15/28)	$70	$66,624
4.15%, 11/15/30 (Call 08/15/30)	4,490	4,094,700
4.15%, 04/15/32 (Call 01/15/32)(f)	3,255	2,914,722
4.30%, 11/15/32 (Call 08/15/32)	8,059	7,268,734
4.93%, 05/15/37 (Call 02/15/37)(f)	23,184	20,685,228
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	4,168	3,613,198
2.00%, 08/12/31 (Call 05/12/31)	5,045	4,160,612
2.45%, 11/15/29 (Call 08/15/29)	7,177	6,301,334
2.60%, 05/19/26 (Call 02/19/26)	4,696	4,497,594
2.80%, 08/12/41 (Call 02/12/41)	1,960	1,454,653
2.88%, 05/11/24 (Call 03/11/24)	5,499	5,426,798
3.05%, 08/12/51 (Call 02/12/51)	675	484,974
3.10%, 02/15/60 (Call 08/15/59)	5,240	3,586,990
3.15%, 05/11/27 (Call 02/11/27)(b)	3,478	3,354,844
3.20%, 08/12/61 (Call 02/12/61)	445	312,844
3.25%, 11/15/49 (Call 05/15/49)	10,248	7,633,838
3.40%, 03/25/25 (Call 02/25/25)	6,487	6,408,183
3.70%, 07/29/25 (Call 04/29/25)	8,338	8,299,812
3.73%, 12/08/47 (Call 06/08/47)	4,142	3,380,245
3.75%, 03/25/27 (Call 01/25/27)	4,455	4,399,402
3.75%, 08/05/27	2,720	2,671,176
3.90%, 03/25/30 (Call 12/25/29)	6,139	5,936,597
4.00%, 08/05/29	2,895	2,815,330
4.00%, 12/15/32	3,041	2,922,401
4.10%, 05/19/46 (Call 11/19/45)	6,422	5,676,920
4.10%, 05/11/47 (Call 11/11/46)(b)	5,093	4,462,945
4.15%, 08/05/32	2,720	2,631,518
4.25%, 12/15/42(b)	782	703,346
4.60%, 03/25/40 (Call 09/25/39)	6,499	6,191,922
4.75%, 03/25/50 (Call 09/25/49)	6,384	6,091,421
4.80%, 10/01/41	855	839,046
4.90%, 07/29/45 (Call 01/29/45)	1,781	1,743,421
4.90%, 08/05/52	2,720	2,652,925
4.95%, 03/25/60 (Call 09/25/59)(b)	3,554	3,393,039
5.05%, 08/05/62	2,830	2,743,572
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	2,963	2,317,866
4.10%, 03/15/29 (Call 12/15/28)	2,753	2,737,033
4.65%, 11/01/24 (Call 08/01/24)(b)	1,276	1,295,357
4.65%, 07/15/32 (Call 04/15/32)	2,095	2,131,076
4.95%, 07/15/52 (Call 01/15/52)	3,995	4,021,247
5.00%, 03/15/49 (Call 09/15/48)	1,884	1,902,840
5.25%, 07/15/62 (Call 01/15/62)(b)	3,215	3,276,567
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	3,015	2,533,535
2.88%, 06/15/50 (Call 12/15/49)	3,014	2,213,572
3.13%, 06/15/60 (Call 12/15/59)	2,796	2,052,767
3.75%, 03/15/26 (Call 01/15/26)	4,535	4,518,901
3.80%, 03/15/25 (Call 12/15/24)(b)	2,817	2,804,042
4.00%, 03/15/29 (Call 12/15/28)(b)	3,741	3,676,168
4.88%, 03/15/49 (Call 09/15/48)	2,795	2,861,745
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(b)	3,225	2,901,758
2.45%, 04/15/28 (Call 02/15/28)	2,982	2,589,807
2.95%, 04/15/31 (Call 01/15/31)	1,985	1,634,667
4.88%, 06/22/28 (Call 03/22/28)	175	171,682
Maxim Integrated Products Inc., 3.45%, 06/15/27
(Call 03/15/27)	1,157	1,109,181

Security	Par (000)	Value

Semiconductors (continued)
Microchip Technology Inc.
0.97%, 02/15/24(b)	$186	$176,808
0.98%, 09/01/24	387	360,924
2.67%, 09/01/23	445	438,561
4.25%, 09/01/25 (Call 10/03/22)	4,100	4,072,653
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	3,867	3,008,913
3.37%, 11/01/41 (Call 05/01/41)	2,060	1,454,360
3.48%, 11/01/51 (Call 05/01/51)	2,335	1,553,989
4.19%, 02/15/27 (Call 12/15/26)(b)	3,164	3,082,400
4.66%, 02/15/30 (Call 11/15/29)	3,587	3,376,084
4.98%, 02/06/26 (Call 12/06/25)	3,096	3,100,427
5.33%, 02/06/29 (Call 11/06/28)	2,639	2,604,033
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	395	374,484
1.55%, 06/15/28 (Call 04/15/28)	6,180	5,385,808
2.00%, 06/15/31 (Call 03/15/31)(b)	3,408	2,877,988
2.85%, 04/01/30 (Call 01/01/30)	4,002	3,615,887
3.20%, 09/16/26 (Call 06/16/26)(b)	3,452	3,398,114
3.50%, 04/01/40 (Call 10/01/39)	2,813	2,421,037
3.50%, 04/01/50 (Call 10/01/49)	6,982	5,813,842
3.70%, 04/01/60 (Call 10/01/59)	2,020	1,650,037
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	2,664	2,677,054
5.35%, 03/01/26 (Call 01/01/26)(b)	2,240	2,279,043
5.55%, 12/01/28 (Call 09/01/28)	2,492	2,539,522
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	3,698	2,985,211
2.65%, 02/15/32 (Call 11/15/31)	3,956	3,194,430
2.70%, 05/01/25 (Call 04/01/25)(b)	2,259	2,144,514
3.13%, 02/15/42 (Call 08/15/41)	2,015	1,439,274
3.15%, 05/01/27 (Call 03/01/27)(b)	3,030	2,821,991
3.25%, 05/11/41 (Call 11/11/40)	3,585	2,594,285
3.25%, 11/30/51 (Call 05/30/51)	2,020	1,371,903
3.40%, 05/01/30 (Call 02/01/30)	3,903	3,455,131
3.88%, 06/18/26 (Call 04/18/26)	3,250	3,143,725
4.30%, 06/18/29 (Call 03/18/29)	3,694	3,489,426
4.40%, 06/01/27 (Call 05/01/27)	605	586,983
5.00%, 01/15/33 (Call 10/15/32)	3,745	3,623,774
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(f)	1,355	1,266,071
4.38%, 10/15/29 (Call 10/15/24)	3,560	3,169,041
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)(b)	3,810	3,288,830
1.65%, 05/20/32 (Call 02/20/32)	4,583	3,681,707
2.15%, 05/20/30 (Call 02/20/30)	4,920	4,306,378
2.90%, 05/20/24 (Call 03/20/24)	238	234,347
3.25%, 05/20/27 (Call 02/20/27)	8,672	8,465,086
3.25%, 05/20/50 (Call 11/20/49)(b)	4,089	3,325,706
3.45%, 05/20/25 (Call 02/20/25)	521	515,206
4.25%, 05/20/32 (Call 02/20/32)(b)	1,026	1,035,398
4.30%, 05/20/47 (Call 11/20/46)	6,161	5,781,544
4.50%, 05/20/52 (Call 11/20/51)	4,335	4,198,187
4.65%, 05/20/35 (Call 11/20/34)	3,682	3,717,163
4.80%, 05/20/45 (Call 11/20/44)	2,616	2,634,704
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)(b)	3,490	3,109,032
3.00%, 06/01/31 (Call 03/01/31)	2,020	1,645,835
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	610	553,514

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
1.38%, 03/12/25 (Call 02/12/25)(b)	$3,763	$3,547,756
1.75%, 05/04/30 (Call 02/04/30)	3,390	2,885,466
1.90%, 09/15/31 (Call 06/15/31)	3,130	2,636,712
2.25%, 09/04/29 (Call 06/04/29)	2,638	2,351,302
2.63%, 05/15/24 (Call 03/15/24)(b)	1,223	1,202,588
2.70%, 09/15/51 (Call 03/15/51)	2,940	2,197,679
2.90%, 11/03/27 (Call 08/03/27)	2,666	2,541,604
3.65%, 08/16/32	2,150	2,077,459
3.88%, 03/15/39 (Call 09/15/38)	2,688	2,513,495
4.10%, 08/16/52	905	863,524
4.15%, 05/15/48 (Call 11/15/47)	4,776	4,562,704
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	5,745	5,190,608
2.50%, 10/25/31 (Call 07/25/31)	2,125	1,798,834
3.13%, 10/25/41 (Call 04/25/41)(b)	3,875	3,164,829
3.25%, 10/25/51 (Call 04/25/51)(b)	4,205	3,352,436
3.88%, 04/22/27 (Call 03/22/27)	410	403,174
4.13%, 04/22/29 (Call 02/22/29)	535	526,049
4.25%, 04/22/32 (Call 01/22/32)	1,070	1,053,629
4.50%, 04/22/52 (Call 10/22/51)	930	910,349
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	2,836	2,477,445
2.95%, 06/01/24 (Call 04/01/24)(b)	4,903	4,853,578

		495,999,641

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	2,429	2,060,448
3.48%, 12/01/27 (Call 09/01/27)	2,046	1,902,207
3.84%, 05/01/25 (Call 04/01/25)	2,065	2,020,479
4.20%, 05/01/30 (Call 02/01/30)	1,395	1,299,191

		7,282,325

Software — 0.7%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	2,471	1,950,607
2.50%, 09/15/50 (Call 03/15/50)	3,453	2,311,680
3.40%, 09/15/26 (Call 06/15/26)	3,405	3,322,020
3.40%, 06/15/27 (Call 03/15/27)	2,635	2,539,824
4.50%, 06/15/47 (Call 12/15/46)	2,347	2,228,547
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	3,203	3,070,268
2.15%, 02/01/27 (Call 12/01/26)	2,736	2,561,416
2.30%, 02/01/30 (Call 11/01/29)	5,708	5,053,349
3.25%, 02/01/25 (Call 11/01/24)	2,823	2,794,629
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	3,145	2,597,676
2.85%, 01/15/30 (Call 10/15/29)	2,007	1,780,209
3.50%, 06/15/27 (Call 03/15/27)	3,260	3,136,739
4.38%, 06/15/25 (Call 03/15/25)(b)	2,577	2,593,184
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	3,966	3,337,349
2.90%, 12/01/29 (Call 09/01/29)	3,693	3,250,800
3.40%, 06/27/26 (Call 03/27/26)	2,044	1,975,935
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(b)	1,775	1,786,342
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	4,755	4,661,422
3.30%, 03/01/30 (Call 12/01/29)	3,561	3,496,475
4.50%, 12/01/27 (Call 09/01/27)(b)	2,077	2,071,434

Security	Par (000)	Value

Software (continued)
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	$2,677	$2,190,268
2.95%, 02/15/51 (Call 08/15/50)	2,465	1,796,812
4.80%, 03/01/26 (Call 12/01/25)(b)	2,793	2,840,760
Fidelity National Information Services Inc.
0.60%, 03/01/24(b)	2,948	2,794,733
1.15%, 03/01/26 (Call 02/01/26)	5,113	4,534,311
1.65%, 03/01/28 (Call 01/01/28)	4,545	3,885,430
2.25%, 03/01/31 (Call 12/01/30)(b)	4,315	3,506,326
3.10%, 03/01/41 (Call 09/01/40)	3,000	2,181,060
4.50%, 07/15/25	1,300	1,303,302
4.50%, 08/15/46 (Call 02/15/46)	1,447	1,253,695
4.70%, 07/15/27 (Call 06/15/27)(b)	3,430	3,424,409
5.10%, 07/15/32 (Call 04/15/32)	1,415	1,411,406
5.63%, 07/15/52 (Call 01/15/52)	2,365	2,349,486
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	1,365	1,227,490
2.65%, 06/01/30 (Call 03/01/30)(b)	4,674	3,996,083
2.75%, 07/01/24 (Call 06/01/24)	6,657	6,492,639
3.20%, 07/01/26 (Call 05/01/26)	7,724	7,351,163
3.50%, 07/01/29 (Call 04/01/29)	7,615	6,959,805
3.80%, 10/01/23 (Call 09/01/23)	3,226	3,219,903
3.85%, 06/01/25 (Call 03/01/25)	4,405	4,335,489
4.20%, 10/01/28 (Call 07/01/28)	2,657	2,576,732
4.40%, 07/01/49 (Call 01/01/49)	5,730	4,952,324
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)(b)	4,305	3,961,504
1.35%, 07/15/27 (Call 05/15/27)	4,053	3,561,452
1.65%, 07/15/30 (Call 04/15/30)	4,422	3,642,976
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	12,302	11,754,561
2.53%, 06/01/50 (Call 12/01/49)	32,834	23,916,942
2.68%, 06/01/60 (Call 12/01/59)	13,498	9,602,072
2.70%, 02/12/25 (Call 11/12/24)	7,615	7,487,220
2.88%, 02/06/24 (Call 12/06/23)	9,595	9,498,954
2.92%, 03/17/52 (Call 09/17/51)(b)	32,266	25,450,776
3.04%, 03/17/62 (Call 09/17/61)	7,869	6,023,483
3.13%, 11/03/25 (Call 08/03/25)	6,106	6,007,205
3.30%, 02/06/27 (Call 11/06/26)	12,775	12,564,340
3.45%, 08/08/36 (Call 02/08/36)	4,061	3,824,325
3.50%, 02/12/35 (Call 08/12/34)	10,286	9,845,142
3.50%, 11/15/42(b)	955	854,811
3.63%, 12/15/23 (Call 09/15/23)	7,065	7,080,260
3.70%, 08/08/46 (Call 02/08/46)	745	685,981
3.75%, 02/12/45 (Call 08/12/44)(b)	740	676,560
3.95%, 08/08/56 (Call 02/08/56)(b)	385	359,321
4.00%, 02/12/55 (Call 08/12/54)(b)	200	188,160
4.10%, 02/06/37 (Call 08/06/36)	760	763,260
4.20%, 11/03/35 (Call 05/03/35)	425	432,263
4.25%, 02/06/47 (Call 08/06/46)	525	525,299
4.45%, 11/03/45 (Call 05/03/45)	370	378,540
4.50%, 10/01/40(b)	95	97,355
4.50%, 02/06/57 (Call 08/06/56)	305	315,373
4.75%, 11/03/55 (Call 05/03/55)	1	689
5.30%, 02/08/41	300	338,913
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	7,260	6,548,738
2.30%, 03/25/28 (Call 01/25/28)	9,210	8,012,700
2.40%, 09/15/23 (Call 07/15/23)	7,140	7,014,622
2.50%, 04/01/25 (Call 03/01/25)(b)	8,524	8,090,640

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.65%, 07/15/26 (Call 04/15/26)	$13,435	$12,392,981
2.80%, 04/01/27 (Call 02/01/27)	7,177	6,574,993
2.88%, 03/25/31 (Call 12/25/30)	9,076	7,524,821
2.95%, 11/15/24 (Call 09/15/24)	4,202	4,084,890
2.95%, 05/15/25 (Call 02/15/25)(b)	7,319	7,019,287
2.95%, 04/01/30 (Call 01/01/30)	12,210	10,407,194
3.25%, 11/15/27 (Call 08/15/27)	6,802	6,289,809
3.25%, 05/15/30 (Call 02/15/30)	1,414	1,229,544
3.40%, 07/08/24 (Call 04/08/24)(b)	8,269	8,152,242
3.60%, 04/01/40 (Call 10/01/39)	10,025	7,301,809
3.60%, 04/01/50 (Call 10/01/49)	15,693	10,694,152
3.65%, 03/25/41 (Call 09/25/40)	5,958	4,356,430
3.80%, 11/15/37 (Call 05/15/37)	7,008	5,461,054
3.85%, 07/15/36 (Call 01/15/36)	4,412	3,518,526
3.85%, 04/01/60 (Call 10/01/59)	11,172	7,416,532
3.90%, 05/15/35 (Call 11/15/34)	4,415	3,591,426
3.95%, 03/25/51 (Call 09/25/50)	7,155	5,146,019
4.00%, 07/15/46 (Call 01/15/46)	9,744	7,130,659
4.00%, 11/15/47 (Call 05/15/47)	6,277	4,555,470
4.10%, 03/25/61 (Call 09/25/60)	5,310	3,702,451
4.13%, 05/15/45 (Call 11/15/44)	7,464	5,570,383
4.30%, 07/08/34 (Call 01/08/34)	6,129	5,340,198
4.38%, 05/15/55 (Call 11/15/54)	4,624	3,465,503
4.50%, 07/08/44 (Call 01/08/44)	4,493	3,597,051
5.38%, 07/15/40	8,344	7,519,363
6.13%, 07/08/39	2,824	2,791,326
6.50%, 04/15/38	4,990	5,128,572
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,077	1,879,477
1.40%, 09/15/27 (Call 07/15/27)	2,551	2,184,906
1.75%, 02/15/31 (Call 11/15/30)	1,980	1,554,161
2.00%, 06/30/30 (Call 03/30/30)(b)	2,884	2,349,076
2.35%, 09/15/24 (Call 08/15/24)(b)	3,305	3,187,673
2.95%, 09/15/29 (Call 06/15/29)	3,418	3,012,488
3.65%, 09/15/23 (Call 08/15/23)	2,363	2,353,713
3.80%, 12/15/26 (Call 09/15/26)(b)	2,902	2,840,158
3.85%, 12/15/25 (Call 09/15/25)	2,411	2,366,879
4.20%, 09/15/28 (Call 06/15/28)	2,364	2,307,311
salesforce.com Inc.
0.63%, 07/15/24 (Call 10/03/22)	610	577,463
1.50%, 07/15/28 (Call 05/15/28)	1,025	898,894
1.95%, 07/15/31 (Call 04/15/31)(b)	1,530	1,291,060
2.70%, 07/15/41 (Call 01/15/41)(b)	1,460	1,113,294
2.90%, 07/15/51 (Call 01/15/51)	2,690	1,989,416
3.05%, 07/15/61 (Call 01/15/61)	1,475	1,057,737
3.70%, 04/11/28 (Call 01/11/28)	8,461	8,368,521
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	7,289	5,723,906
Take-Two Interactive Software Inc.
3.30%, 03/28/24(b)	2,832	2,791,191
3.55%, 04/14/25	2,490	2,439,827
3.70%, 04/14/27 (Call 03/14/27)	2,075	1,997,831
4.00%, 04/14/32 (Call 01/14/32)	2,528	2,330,968
VMware Inc.
1.00%, 08/15/24 (Call 10/03/22)	1,000	937,820
1.40%, 08/15/26 (Call 07/15/26)(b)	807	712,073
1.80%, 08/15/28 (Call 06/15/28)(b)	279	232,234
2.20%, 08/15/31 (Call 05/15/31)	202	157,683
3.90%, 08/21/27 (Call 05/21/27)	3,409	3,254,811
4.50%, 05/15/25 (Call 04/15/25)	2,716	2,713,230
4.65%, 05/15/27 (Call 03/15/27)	3,881	3,849,176

Security	Par (000)	Value

Software (continued)
4.70%, 05/15/30 (Call 02/15/30)	$2,590	$2,457,806
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	1,780	1,699,686
3.70%, 04/01/29 (Call 02/01/29)(b)	1,988	1,864,684
3.80%, 04/01/32 (Call 01/01/32)(b)	2,885	2,634,495

		545,700,301

Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	5,155	4,564,134
3.63%, 04/22/29 (Call 01/22/29)	3,281	3,102,809
4.38%, 07/16/42	5,010	4,493,669
4.38%, 04/22/49 (Call 10/22/48)(b)	3,876	3,550,687
4.70%, 07/21/32 (Call 04/21/32)	305	304,585
6.13%, 11/15/37	2,700	2,906,361
6.13%, 03/30/40	4,211	4,615,467
6.38%, 03/01/35(b)	3,516	3,969,529
AT&T Inc.
0.90%, 03/25/24 (Call 09/12/22)	1,785	1,707,942
1.65%, 02/01/28 (Call 12/01/27)	9,616	8,261,586
1.70%, 03/25/26 (Call 03/25/23)	1,764	1,614,977
2.25%, 02/01/32 (Call 11/01/31)	9,121	7,381,534
2.30%, 06/01/27 (Call 04/01/27)	2,557	2,325,822
2.55%, 12/01/33 (Call 09/01/33)	25,258	20,161,946
2.75%, 06/01/31 (Call 03/01/31)	10,901	9,325,915
2.95%, 07/15/26 (Call 04/15/26)	2,080	1,976,208
3.50%, 06/01/41 (Call 12/01/40)	9,485	7,481,958
3.50%, 09/15/53 (Call 03/15/53)	29,466	21,885,872
3.55%, 09/15/55 (Call 03/15/55)	32,413	23,682,234
3.65%, 06/01/51 (Call 12/01/50)	7,891	6,034,327
3.65%, 09/15/59 (Call 03/15/59)	24,444	17,714,322
3.80%, 02/15/27 (Call 11/15/26)	689	671,741
3.80%, 12/01/57 (Call 06/01/57)	21,701	16,409,645
3.85%, 06/01/60 (Call 12/01/59)	6,375	4,787,051
3.88%, 01/15/26 (Call 10/15/25)	1,739	1,720,323
4.10%, 02/15/28 (Call 11/15/27)(b)	895	871,793
4.25%, 03/01/27 (Call 12/01/26)	1,181	1,170,560
4.30%, 02/15/30 (Call 11/15/29)	9,157	8,806,195
4.30%, 12/15/42 (Call 06/15/42)	1,428	1,237,948
4.35%, 03/01/29 (Call 12/01/28)	11,614	11,318,075
4.35%, 06/15/45 (Call 12/15/44)	1,020	873,202
4.50%, 05/15/35 (Call 11/15/34)	10,636	9,985,183
4.50%, 03/09/48 (Call 09/09/47)	2,990	2,595,649
4.55%, 03/09/49 (Call 09/09/48)(b)	2,229	1,989,004
4.65%, 06/01/44 (Call 12/01/43)	1,804	1,613,949
4.75%, 05/15/46 (Call 11/15/45)	1,516	1,394,462
4.80%, 06/15/44 (Call 12/15/43)(b)	365	335,588
4.85%, 03/01/39 (Call 09/01/38)	11,132	10,464,080
4.85%, 07/15/45 (Call 01/15/45)	594	548,161
4.90%, 08/15/37 (Call 02/14/37)	3,958	3,863,483
5.15%, 03/15/42	500	480,945
5.15%, 11/15/46 (Call 05/15/46)(b)	566	548,777
5.15%, 02/15/50 (Call 08/14/49)	937	904,477
5.25%, 03/01/37 (Call 09/01/36)	405	405,984
5.35%, 09/01/40	613	606,208
5.45%, 03/01/47 (Call 09/01/46)	668	678,194
5.55%, 08/15/41	172	174,026
5.65%, 02/15/47 (Call 08/15/46)	277	289,351
5.70%, 03/01/57 (Call 09/01/56)	616	640,825
6.00%, 08/15/40 (Call 05/15/40)	1,544	1,634,092
6.30%, 01/15/38	400	443,620

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.38%, 03/01/41	$629	$691,642
6.55%, 02/15/39	226	253,342
Bell Canada, Series US-6, 3.20%, 02/15/52
(Call 08/15/51)(b)	490	357,666
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	1,905	1,505,541
4.30%, 07/29/49 (Call 01/29/49)	2,400	2,124,024
4.46%, 04/01/48 (Call 10/01/47)(b)	4,226	3,871,396
Series US-3, 0.75%, 03/17/24	420	399,147
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	2,094	1,645,067
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)(b)	1,790	1,458,957
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	3,049	3,051,927
5.13%, 12/04/28 (Call 09/04/28)	3,768	3,706,770
9.63%, 12/15/30	7,296	8,977,728
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	2,821	2,784,073
2.50%, 09/20/26 (Call 06/20/26)	2,662	2,555,627
2.95%, 02/28/26	1,410	1,380,038
3.50%, 06/15/25(b)	2,178	2,174,145
3.63%, 03/04/24	4,427	4,430,276
5.50%, 01/15/40	6,751	7,361,290
5.90%, 02/15/39	6,930	7,868,738
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	2,028	1,577,743
4.38%, 11/15/57 (Call 05/15/57)	2,752	2,261,676
4.70%, 03/15/37	877	826,450
4.75%, 03/15/42	780	723,926
5.35%, 11/15/48 (Call 05/15/48)(b)	1,939	1,910,477
5.45%, 11/15/79 (Call 05/19/79)	2,843	2,610,386
5.75%, 08/15/40	1,852	1,917,265
5.85%, 11/15/68 (Call 05/15/68)	2,327	2,236,689
Deutsche Telekom International Finance BV
8.75%, 06/15/30	8,825	10,863,046
9.25%, 06/01/32	2,722	3,589,120
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	365	326,733
2.00%, 12/10/30 (Call 09/10/30)(b)	1,261	982,067
3.75%, 08/15/29 (Call 05/15/29)(b)	3,231	2,936,010
5.95%, 03/15/41	1,954	1,875,312
Koninklijke KPN NV, 8.38%, 10/01/30	777	901,421
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	1,476	1,174,114
2.75%, 05/24/31 (Call 02/24/31)	3,870	3,146,039
4.00%, 09/01/24	395	391,927
4.60%, 02/23/28 (Call 11/23/27)	3,805	3,743,587
4.60%, 05/23/29 (Call 02/23/29)	2,446	2,356,794
5.50%, 09/01/44(b)	1,838	1,721,967
5.60%, 06/01/32 (Call 03/01/32)	3,460	3,472,006
Orange SA
5.38%, 01/13/42	3,433	3,549,585
5.50%, 02/06/44 (Call 08/06/43)	2,319	2,443,878
9.00%, 03/01/31	7,530	9,622,512
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	3,057	2,871,899
2.95%, 03/15/25 (Call 03/15/23)(f)	3,350	3,243,906
3.20%, 03/15/27 (Call 02/15/27)(b)(f)	2,355	2,240,994
3.63%, 12/15/25 (Call 09/15/25)	3,783	3,659,182
3.70%, 11/15/49 (Call 05/15/49)(b)	4,038	3,070,253
3.80%, 03/15/32 (Call 12/15/31)(f)	3,000	2,731,110

Security	Par (000)	Value

Telecommunications (continued)
4.10%, 10/01/23 (Call 07/01/23)(b)	$5,012	$5,014,155
4.30%, 02/15/48 (Call 08/15/47)	2,192	1,820,631
4.35%, 05/01/49 (Call 11/01/48)(b)	3,053	2,558,994
4.50%, 03/15/42 (Call 09/15/41)(f)	3,055	2,692,738
4.50%, 03/15/43 (Call 09/15/42)	1,958	1,687,737
4.55%, 03/15/52 (Call 09/15/51)(f)	4,150	3,653,702
5.00%, 03/15/44 (Call 09/15/43)	3,993	3,651,678
5.45%, 10/01/43 (Call 04/01/43)	2,793	2,725,018
7.50%, 08/15/38	1,861	2,228,454
Telefonica Emisiones SA
4.10%, 03/08/27	4,334	4,204,543
4.67%, 03/06/38	2,828	2,445,372
4.90%, 03/06/48	3,826	3,180,477
5.21%, 03/08/47	8,339	7,195,139
5.52%, 03/01/49 (Call 09/01/48)	4,370	3,920,677
7.05%, 06/20/36	8,245	8,996,697
Telefonica Europe BV, 8.25%, 09/15/30	4,710	5,505,236
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(b)	2,725	2,560,138
3.40%, 05/13/32 (Call 02/13/32)	3,085	2,742,688
3.70%, 09/15/27 (Call 06/15/27)(b)	3,048	2,968,234
4.30%, 06/15/49 (Call 12/15/48)(b)	1,597	1,421,106
4.60%, 11/16/48 (Call 05/16/48)(b)	2,482	2,311,735
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	961	866,303
2.05%, 02/15/28 (Call 12/15/27)	7,475	6,493,234
2.25%, 02/15/26 (Call 02/15/23)	4,748	4,361,275
2.25%, 11/15/31 (Call 08/15/31)	4,504	3,623,918
2.40%, 03/15/29 (Call 01/15/29)	491	421,362
2.55%, 02/15/31 (Call 11/15/30)	9,514	7,926,304
2.63%, 04/15/26 (Call 04/15/23)	1,447	1,342,049
2.63%, 02/15/29 (Call 02/15/24)	7,300	6,265,955
2.70%, 03/15/32 (Call 12/15/31)	2,410	2,007,265
2.88%, 02/15/31 (Call 02/15/26)	7,775	6,573,529
3.00%, 02/15/41 (Call 08/15/40)(b)	8,486	6,152,859
3.30%, 02/15/51 (Call 08/15/50)	7,559	5,399,621
3.38%, 04/15/29 (Call 04/15/24)	3,590	3,231,287
3.40%, 10/15/52 (Call 04/15/52)	7,540	5,459,035
3.50%, 04/15/25 (Call 03/15/25)	9,966	9,737,280
3.50%, 04/15/31 (Call 04/15/26)	4,765	4,197,727
3.60%, 11/15/60 (Call 05/15/60)	6,305	4,541,176
3.75%, 04/15/27 (Call 02/15/27)	11,647	11,172,035
3.88%, 04/15/30 (Call 01/15/30)	24,362	22,519,015
4.38%, 04/15/40 (Call 10/15/39)(b)	7,740	6,831,634
4.50%, 04/15/50 (Call 10/15/49)	10,903	9,507,307
4.75%, 02/01/28 (Call 02/01/23)	5,250	5,130,983
5.38%, 04/15/27 (Call 09/12/22)(b)	4,955	4,971,946
Verizon Communications Inc.
0.75%, 03/22/24	2,185	2,085,451
0.85%, 11/20/25 (Call 10/20/25)	6,161	5,555,805
1.45%, 03/20/26 (Call 02/20/26)	4,280	3,903,745
1.50%, 09/18/30 (Call 06/18/30)	965	767,783
1.68%, 10/30/30 (Call 07/30/30)	1,798	1,429,572
1.75%, 01/20/31 (Call 10/20/30)(b)	7,530	5,989,663
2.10%, 03/22/28 (Call 01/22/28)	10,995	9,725,297
2.36%, 03/15/32 (Call 12/15/31)	19,527	16,013,702
2.55%, 03/21/31 (Call 12/21/30)	11,573	9,787,981
2.63%, 08/15/26(b)	9,839	9,277,292
2.65%, 11/20/40 (Call 05/20/40)	12,448	8,995,547
2.85%, 09/03/41 (Call 03/03/41)	3,672	2,722,531

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.88%, 11/20/50 (Call 05/20/50)	$11,771	$8,094,681
2.99%, 10/30/56 (Call 04/30/56)	13,174	8,872,294
3.00%, 03/22/27 (Call 01/22/27)	3,007	2,849,072
3.00%, 11/20/60 (Call 05/20/60)	6,661	4,440,356
3.15%, 03/22/30 (Call 12/22/29)(b)	7,259	6,515,678
3.38%, 02/15/25	6,678	6,590,451
3.40%, 03/22/41 (Call 09/22/40)(b)	8,735	7,035,781
3.50%, 11/01/24 (Call 08/01/24)	3,984	3,946,909
3.55%, 03/22/51 (Call 09/22/50)	16,778	13,184,991
3.70%, 03/22/61 (Call 09/22/60)	7,250	5,595,043
3.85%, 11/01/42 (Call 05/01/42)	4,906	4,114,221
3.88%, 02/08/29 (Call 11/08/28)(b)	4,822	4,633,653
3.88%, 03/01/52 (Call 09/01/51)(b)	5,365	4,455,311
4.00%, 03/22/50 (Call 09/22/49)	4,247	3,615,811
4.02%, 12/03/29 (Call 09/03/29)	10,844	10,402,866
4.13%, 03/16/27	8,723	8,669,266
4.13%, 08/15/46	1,682	1,483,238
4.27%, 01/15/36	8,169	7,546,686
4.33%, 09/21/28	15,281	15,074,248
4.40%, 11/01/34 (Call 05/01/34)	9,579	9,058,381
4.50%, 08/10/33	10,851	10,469,587
4.52%, 09/15/48	990	921,205
4.67%, 03/15/55(b)	95	89,283
4.75%, 11/01/41	1,248	1,184,864
4.81%, 03/15/39	6,136	5,978,550
4.86%, 08/21/46	8,304	8,112,593
5.01%, 04/15/49	1,415	1,404,939
5.01%, 08/21/54	60	60,026
5.25%, 03/16/37	4,532	4,615,706
5.50%, 03/16/47(b)	3,642	3,863,725
5.85%, 09/15/35	737	779,923
6.55%, 09/15/43	2,188	2,621,158
7.75%, 12/01/30(b)	484	574,779
Vodafone Group PLC
3.75%, 01/16/24	115	115,045
4.13%, 05/30/25	5,782	5,761,474
4.25%, 09/17/50(b)	5,644	4,590,604
4.38%, 05/30/28	1,071	1,058,362
4.38%, 02/19/43	5,897	5,047,537
4.88%, 06/19/49	2,198	1,955,802
5.00%, 05/30/38(b)	4,397	4,167,960
5.13%, 06/19/59	1,261	1,143,639
5.25%, 05/30/48	10,969	10,251,298
6.15%, 02/27/37	5,415	5,678,115
6.25%, 11/30/32	2,038	2,182,453
7.88%, 02/15/30	3,095	3,592,305

		896,972,429

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	2,863	2,786,959
3.50%, 09/15/27 (Call 06/15/27)(b)	2,804	2,642,209
3.55%, 11/19/26 (Call 09/19/26)	3,219	3,065,550
3.90%, 11/19/29 (Call 08/19/29)	2,224	2,046,369
5.10%, 05/15/44 (Call 11/15/43)	1,306	1,167,290
6.35%, 03/15/40	1,984	2,037,905

		13,746,282

Transportation — 0.6%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26),
(3 mo. LIBOR US + 2.350%)(a)	1,027	1,011,010

Security	Par (000)	Value

Transportation (continued)
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	$1,469	$1,086,105
3.00%, 04/01/25 (Call 01/01/25)(b)	2,890	2,838,240
3.05%, 02/15/51 (Call 08/15/50)(b)	2,327	1,784,018
3.25%, 06/15/27 (Call 03/15/27)(b)	4,863	4,747,552
3.30%, 09/15/51 (Call 03/15/51)	3,560	2,853,732
3.40%, 09/01/24 (Call 06/01/24)	2,893	2,879,953
3.55%, 02/15/50 (Call 08/15/49)	2,469	2,067,738
3.65%, 09/01/25 (Call 06/01/25)	1,699	1,689,740
3.75%, 04/01/24 (Call 01/01/24)(b)	3,803	3,800,338
3.85%, 09/01/23 (Call 06/01/23)	3,934	3,941,396
3.90%, 08/01/46 (Call 02/01/46)	2,931	2,584,439
4.05%, 06/15/48 (Call 12/15/47)	2,488	2,261,567
4.13%, 06/15/47 (Call 12/15/46)	2,200	2,028,290
4.15%, 04/01/45 (Call 10/01/44)	3,623	3,303,162
4.15%, 12/15/48 (Call 06/15/48)	1,850	1,703,850
4.38%, 09/01/42 (Call 03/01/42)	1,337	1,260,751
4.40%, 03/15/42 (Call 09/15/41)	2,287	2,158,448
4.45%, 03/15/43 (Call 09/15/42)	3,235	3,095,604
4.45%, 01/15/53 (Call 07/15/52)(b)	190	183,766
4.55%, 09/01/44 (Call 03/01/44)	2,928	2,825,520
4.70%, 09/01/45 (Call 03/01/45)	2,759	2,691,763
4.90%, 04/01/44 (Call 10/01/43)	2,559	2,560,203
4.95%, 09/15/41 (Call 03/15/41)	1,538	1,553,918
5.05%, 03/01/41 (Call 09/01/40)(b)	1,520	1,559,155
5.15%, 09/01/43 (Call 03/01/43)(b)	2,875	2,989,396
5.40%, 06/01/41 (Call 12/01/40)	2,032	2,158,329
5.75%, 05/01/40 (Call 11/01/39)	2,341	2,571,893
6.15%, 05/01/37	1,137	1,305,219
6.20%, 08/15/36	780	895,760
7.00%, 12/15/25	1,559	1,700,089
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	2,002	1,366,845
2.75%, 03/01/26 (Call 12/01/25)	2,978	2,852,090
2.95%, 11/21/24 (Call 08/21/24)	2,908	2,849,549
3.20%, 08/02/46 (Call 02/02/46)(b)	2,609	2,056,570
3.65%, 02/03/48 (Call 08/03/47)	2,349	1,989,720
3.85%, 08/05/32	1,860	1,800,089
4.40%, 08/05/52	1,630	1,559,013
4.45%, 01/20/49 (Call 07/20/48)	2,515	2,415,532
6.20%, 06/01/36	693	784,913
6.25%, 08/01/34	990	1,126,531
6.38%, 11/15/37	1,257	1,436,852
6.90%, 07/15/28	1,670	1,889,254
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	1,380	1,297,241
1.75%, 12/02/26 (Call 11/02/26)	1,040	942,791
2.05%, 03/05/30 (Call 12/05/29)	2,176	1,844,465
2.45%, 12/02/31 (Call 09/02/31)	2,610	2,232,959
2.90%, 02/01/25 (Call 11/01/24)	5,303	5,150,168
3.00%, 12/02/41 (Call 06/02/41)	1,960	1,540,109
3.10%, 12/02/51 (Call 06/02/51)	2,562	1,894,855
4.00%, 06/01/28 (Call 03/01/28)(b)	3,650	3,579,044
4.80%, 09/15/35 (Call 03/15/35)	2,633	2,608,039
4.80%, 08/01/45 (Call 02/01/45)(b)	2,177	2,113,410
5.95%, 05/15/37	1,098	1,203,990
6.13%, 09/15/2115 (Call 03/15/15)	2,449	2,574,732
7.13%, 10/15/31(b)	4,172	4,832,136
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	2,680	2,588,022

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	$1,953	$1,705,711
2.50%, 05/15/51 (Call 11/15/50)	776	514,022
2.60%, 11/01/26 (Call 08/01/26)(b)	3,628	3,432,487
3.25%, 06/01/27 (Call 03/01/27)	4,831	4,652,253
3.35%, 11/01/25 (Call 08/01/25)	4,649	4,546,815
3.35%, 09/15/49 (Call 03/15/49)	2,959	2,324,265
3.40%, 08/01/24 (Call 05/01/24)	3,014	2,983,770
3.80%, 03/01/28 (Call 12/01/27)	2,566	2,510,728
3.80%, 11/01/46 (Call 05/01/46)	1,399	1,190,871
3.80%, 04/15/50 (Call 10/15/49)	1,781	1,502,772
3.95%, 05/01/50 (Call 11/01/49)	2,766	2,398,067
4.10%, 11/15/32 (Call 08/15/32)	2,440	2,354,771
4.10%, 03/15/44 (Call 09/15/43)	3,453	3,060,739
4.25%, 03/15/29 (Call 12/15/28)	3,720	3,686,185
4.25%, 11/01/66 (Call 05/01/66)	2,028	1,735,177
4.30%, 03/01/48 (Call 09/01/47)	1,950	1,779,570
4.40%, 03/01/43 (Call 09/01/42)(b)	1,290	1,178,789
4.50%, 03/15/49 (Call 09/15/48)	2,416	2,264,372
4.50%, 11/15/52 (Call 05/15/52)	1,960	1,826,700
4.50%, 08/01/54 (Call 02/01/54)(b)	1,310	1,214,318
4.65%, 03/01/68 (Call 09/01/67)	2,520	2,318,728
4.75%, 05/30/42 (Call 11/30/41)	2,740	2,637,716
4.75%, 11/15/48 (Call 05/15/48)(b)	1,776	1,733,518
5.50%, 04/15/41 (Call 10/15/40)	774	816,276
6.00%, 10/01/36	1,392	1,526,036
6.15%, 05/01/37	1,400	1,568,168
6.22%, 04/30/40	2,648	3,015,172
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(b)	3,620	3,055,135
3.10%, 08/05/29 (Call 05/05/29)	4,284	3,916,219
3.25%, 04/01/26 (Call 01/01/26)	4,848	4,721,322
3.25%, 05/15/41 (Call 11/15/40)(b)	2,050	1,597,544
3.40%, 02/15/28 (Call 11/15/27)	3,372	3,228,387
3.88%, 08/01/42	1,025	857,771
3.90%, 02/01/35	2,835	2,580,190
4.05%, 02/15/48 (Call 08/15/47)(b)	1,635	1,381,428
4.10%, 04/15/43	1,885	1,610,186
4.10%, 02/01/45	1,220	1,030,900
4.20%, 10/17/28 (Call 07/17/28)(b)	704	691,490
4.40%, 01/15/47 (Call 07/15/46)	3,555	3,143,295
4.55%, 04/01/46 (Call 10/01/45)	4,205	3,775,543
4.75%, 11/15/45 (Call 05/15/45)	5,067	4,696,754
4.90%, 01/15/34(b)	2,364	2,380,855
4.95%, 10/17/48 (Call 04/17/48)(b)	1,616	1,540,824
5.10%, 01/15/44	3,137	3,034,295
5.25%, 05/15/50 (Call 11/15/49)(b)	4,141	4,098,265
FedEx Corp. Class AA Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35(b)	1,991	1,725,130
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)(b)	3,969	3,896,883
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	1,879	1,688,695
3.50%, 05/01/50 (Call 11/01/49)(b)	1,216	947,191
4.20%, 11/15/69 (Call 05/15/69)	765	629,335
4.30%, 05/15/43 (Call 11/15/42)	2,486	2,188,923
4.70%, 05/01/48 (Call 11/01/47)(b)	1,550	1,462,363
4.95%, 08/15/45 (Call 02/15/45)	2,332	2,245,483
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	2,852	2,644,574

Security	Par (000)	Value

Transportation (continued)
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)(b)	$2,040	$1,746,648
2.55%, 11/01/29 (Call 08/01/29)	2,269	2,015,122
2.90%, 06/15/26 (Call 03/15/26)	2,898	2,767,503
2.90%, 08/25/51 (Call 02/25/51)	1,863	1,335,436
3.00%, 03/15/32 (Call 12/15/31)(b)	2,575	2,312,324
3.05%, 05/15/50 (Call 11/15/49)	3,267	2,402,356
3.15%, 06/01/27 (Call 03/01/27)	1,774	1,688,830
3.16%, 05/15/55 (Call 11/15/54)	3,280	2,373,769
3.40%, 11/01/49 (Call 05/01/49)	1,764	1,383,505
3.65%, 08/01/25 (Call 06/01/25)	2,205	2,178,121
3.70%, 03/15/53 (Call 09/15/52)	2,396	1,961,246
3.80%, 08/01/28 (Call 05/01/28)(b)	2,241	2,185,289
3.85%, 01/15/24 (Call 10/15/23)	2,211	2,210,823
3.94%, 11/01/47 (Call 05/01/47)	2,764	2,396,913
3.95%, 10/01/42 (Call 04/01/42)	1,077	942,170
4.05%, 08/15/52 (Call 02/15/52)	2,069	1,797,651
4.10%, 05/15/49 (Call 11/15/48)	1,370	1,212,573
4.10%, 05/15/2121 (Call 11/15/20)	2,175	1,620,375
4.15%, 02/28/48 (Call 08/28/47)	2,830	2,529,029
4.45%, 06/15/45 (Call 12/15/44)	2,157	2,004,177
4.55%, 06/01/53 (Call 12/01/52)	2,230	2,103,648
4.65%, 01/15/46 (Call 07/15/45)	1,939	1,856,883
4.84%, 10/01/41	2,342	2,294,434
5.10%, 08/01/2118 (Call 02/01/18)(b)	230	207,724
7.80%, 05/15/27(b)	50	57,019
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	2,100	1,887,585
2.50%, 09/01/24 (Call 08/01/24)	2,329	2,251,258
2.85%, 03/01/27 (Call 02/01/27)	786	725,785
2.90%, 12/01/26 (Call 10/01/26)	1,567	1,453,063
3.35%, 09/01/25 (Call 08/01/25)	1,445	1,392,561
3.65%, 03/18/24 (Call 02/18/24)	3,202	3,173,246
3.88%, 12/01/23 (Call 11/01/23)	1,419	1,413,168
4.30%, 06/15/27 (Call 05/15/27)	1,430	1,395,065
4.63%, 06/01/25 (Call 05/01/25)	1,728	1,725,996
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	2,029	1,884,941
2.38%, 05/20/31 (Call 02/20/31)	3,245	2,817,017
2.40%, 02/05/30 (Call 11/05/29)	2,742	2,417,786
2.75%, 03/01/26 (Call 12/01/25)	4,352	4,178,573
2.80%, 02/14/32 (Call 12/15/31)(b)	2,567	2,284,681
2.89%, 04/06/36 (Call 01/06/36)(b)	2,505	2,087,767
2.95%, 03/10/52 (Call 09/10/51)	1,915	1,408,559
2.97%, 09/16/62 (Call 03/16/62)	1,290	890,164
3.00%, 04/15/27 (Call 01/15/27)	3,006	2,888,526
3.15%, 03/01/24 (Call 02/01/24)	4,613	4,570,883
3.20%, 05/20/41 (Call 11/20/40)(b)	2,123	1,748,312
3.25%, 01/15/25 (Call 10/15/24)(b)	2,899	2,862,241
3.25%, 08/15/25 (Call 05/15/25)	3,705	3,644,757
3.25%, 02/05/50 (Call 08/05/49)	5,336	4,208,343
3.35%, 08/15/46 (Call 02/15/46)	1,596	1,282,801
3.38%, 02/01/35 (Call 08/01/34)	1,966	1,747,066
3.38%, 02/14/42 (Call 08/14/41)	2,040	1,715,354
3.50%, 02/14/53 (Call 08/14/52)	3,200	2,596,960
3.55%, 08/15/39 (Call 02/15/39)(b)	2,590	2,243,898
3.55%, 05/20/61 (Call 11/20/60)(b)	1,389	1,097,352
3.60%, 09/15/37 (Call 03/15/37)	2,929	2,611,789
3.65%, 02/15/24 (Call 11/15/23)	991	987,621
3.70%, 03/01/29 (Call 12/01/28)	3,223	3,136,559

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.75%, 03/15/24 (Call 12/15/23)	$1,641	$1,640,852
3.75%, 07/15/25 (Call 05/15/25)(b)	2,635	2,628,360
3.75%, 02/05/70 (Call 08/05/69)	2,200	1,759,010
3.80%, 10/01/51 (Call 04/01/51)	2,948	2,537,462
3.80%, 04/06/71 (Call 10/06/70)	1,265	1,016,339
3.84%, 03/20/60 (Call 09/20/59)	4,131	3,469,792
3.85%, 02/14/72 (Call 08/14/71)(b)	1,505	1,225,582
3.88%, 02/01/55 (Call 08/01/54)	1,373	1,183,293
3.95%, 09/10/28 (Call 06/10/28)	4,374	4,313,026
3.95%, 08/15/59 (Call 02/15/59)	2,280	1,958,999
4.00%, 04/15/47 (Call 10/15/46)	2,149	1,909,193
4.05%, 11/15/45 (Call 05/15/45)	2,326	2,043,647
4.05%, 03/01/46 (Call 09/01/45)	3,000	2,721,120
4.10%, 09/15/67 (Call 03/15/67)	1,566	1,342,469
4.30%, 03/01/49 (Call 09/01/48)	2,864	2,657,563
4.50%, 09/10/48 (Call 03/10/48)	2,278	2,154,396
6.63%, 02/01/29(b)	1,815	2,048,209
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	2,428	2,354,480
2.40%, 11/15/26 (Call 08/15/26)(b)	2,247	2,133,976
2.50%, 09/01/29 (Call 06/01/29)	2,975	2,688,418
2.80%, 11/15/24 (Call 09/15/24)	3,457	3,392,112
3.05%, 11/15/27 (Call 08/15/27)(b)	6,051	5,872,374
3.40%, 03/15/29 (Call 12/15/28)(b)	3,579	3,463,685
3.40%, 11/15/46 (Call 05/15/46)	1,071	889,669
3.40%, 09/01/49 (Call 03/01/49)(b)	3,381	2,866,987
3.63%, 10/01/42	1,240	1,091,051
3.75%, 11/15/47 (Call 05/15/47)(b)	3,072	2,733,988
3.90%, 04/01/25 (Call 03/01/25)	3,613	3,619,684
4.25%, 03/15/49 (Call 09/15/48)	3,308	3,190,467
4.45%, 04/01/30 (Call 01/01/30)(b)	1,177	1,205,566
4.88%, 11/15/40 (Call 05/15/40)(b)	1,583	1,626,691
5.20%, 04/01/40 (Call 10/01/39)	1,189	1,266,297
5.30%, 04/01/50 (Call 10/01/49)(b)	4,402	4,910,255
6.20%, 01/15/38	5,717	6,716,103
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	4,790	4,339,788
1.50%, 09/22/28 (Call 07/22/28)	4,733	4,133,282
1.80%, 09/22/31 (Call 06/22/31)(b)	7,377	6,219,918

		469,504,187

Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	1,801	1,387,526
3.10%, 06/01/51 (Call 12/01/50)	1,775	1,161,560
3.25%, 03/30/25 (Call 12/30/24)(b)	1,680	1,622,057
3.25%, 09/15/26 (Call 06/15/26)(b)	1,726	1,630,552
3.50%, 03/15/28 (Call 12/15/27)	1,823	1,681,098
3.50%, 06/01/32 (Call 03/01/32)	25	21,518
3.85%, 03/30/27 (Call 12/30/26)	3,068	2,911,102
4.00%, 06/30/30 (Call 03/30/30)	1,954	1,790,509
4.35%, 02/15/24 (Call 01/15/24)(b)	698	697,456
4.55%, 11/07/28 (Call 08/07/28)	3,243	3,132,803
4.70%, 04/01/29 (Call 01/01/29)	1,497	1,450,832
4.90%, 03/15/33	1,405	1,346,552
5.20%, 03/15/44 (Call 09/15/43)	1,674	1,536,531

		20,370,096

Security	Par (000)	Value

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	$1,284	$1,079,870
3.38%, 01/20/27 (Call 12/20/26)	1,040	890,552

		1,970,422

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	2,200	1,865,600
2.80%, 05/01/30 (Call 02/01/30)	2,374	2,125,062
2.95%, 09/01/27 (Call 06/01/27)	1,895	1,782,873
3.25%, 06/01/51 (Call 12/01/50)(b)	2,490	1,939,262
3.40%, 03/01/25 (Call 12/01/24)(b)	4,930	4,856,395
3.45%, 06/01/29 (Call 03/01/29)	3,038	2,831,659
3.45%, 05/01/50 (Call 11/01/49)	2,354	1,853,163
3.75%, 09/01/28 (Call 06/01/28)	2,217	2,147,896
3.75%, 09/01/47 (Call 03/01/47)	3,302	2,783,355
3.85%, 03/01/24 (Call 12/01/23)	1,674	1,672,426
4.00%, 12/01/46 (Call 06/01/46)	1,490	1,270,985
4.15%, 06/01/49 (Call 12/01/48)	2,536	2,255,493
4.20%, 09/01/48 (Call 03/01/48)	1,010	904,243
4.30%, 12/01/42 (Call 06/01/42)	1,084	986,505
4.30%, 09/01/45 (Call 03/01/45)	1,801	1,607,303
4.45%, 06/01/32 (Call 03/01/32)(b)	2,755	2,734,227
6.59%, 10/15/37	775	884,864
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	2,689	2,237,867
2.70%, 04/15/30 (Call 01/15/30)	1,470	1,269,286
3.35%, 04/15/50 (Call 10/15/49)	2,639	1,941,486
3.57%, 05/01/29 (Call 02/01/29)(b)	2,645	2,458,713
4.28%, 05/01/49 (Call 11/01/48)	2,097	1,810,130
5.30%, 05/01/52 (Call 11/01/51)	1,835	1,833,752
United Utilities PLC, 6.88%, 08/15/28(b)	466	505,866
Veolia Environnement SA, 6.75%, 06/01/38(b)	175	205,590

		46,764,001

Total Corporate Bonds & Notes — 25.0% (Cost: $23,333,938,669)		20,545,082,722

Foreign Government Obligations(g)

Canada — 0.2%
Canada Government International Bond
0.75%, 05/19/26	225	203,256
1.63%, 01/22/25	12,820	12,255,151
2.88%, 04/28/25	10	9,820
Export Development Canada, 2.63%, 02/21/24	4,180	4,122,358
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,000	1,281,130
Series HK, 9.38%, 04/15/30	1,405	1,913,835
Series IO, 8.05%, 07/07/24(b)	2,870	3,078,477
Province of Alberta Canada
1.00%, 05/20/25	5,810	5,406,786
1.30%, 07/22/30(b)	6,307	5,275,427
1.88%, 11/13/24(b)	3,850	3,707,242
2.95%, 01/23/24	825	816,766
3.30%, 03/15/28(b)	11,236	10,965,887
3.35%, 11/01/23	7,745	7,721,688
Province of British Columbia Canada
0.90%, 07/20/26(b)	895	805,760
1.30%, 01/29/31	3,895	3,243,678
2.25%, 06/02/26(b)	7,330	6,947,594

80	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
6.50%, 01/15/26(b)	$188	$202,771
7.25%, 09/01/36(b)	300	412,875
Series 10, 1.75%, 09/27/24	246	236,896
Province of Manitoba Canada
1.50%, 10/25/28	250	218,922
2.13%, 06/22/26(b)	510	479,257
3.05%, 05/14/24	2,045	2,023,814
Series GX, 2.60%, 04/16/24	220	216,412
Province of New Brunswick Canada, 3.63%, 02/24/28	1,946	1,934,655
Province of Ontario Canada
0.63%, 01/21/26	3,587	3,228,300
1.05%, 04/14/26	480	435,965
1.05%, 05/21/27	615	544,023
1.13%, 10/07/30	10,147	8,315,669
1.60%, 02/25/31	7,365	6,250,749
1.80%, 10/14/31	250	212,540
2.00%, 10/02/29(b)	5,620	5,022,819
2.13%, 01/21/32	460	400,623
2.30%, 06/15/26	8,465	8,018,641
2.50%, 04/27/26(b)	12,604	12,049,928
3.05%, 01/29/24	3,945	3,911,507
3.20%, 05/16/24	6,310	6,260,025
3.40%, 10/17/23	6,550	6,534,083
Province of Quebec Canada
0.60%, 07/23/25	906	829,724
1.35%, 05/28/30(b)	5,365	4,520,334
1.90%, 04/21/31	2,350	2,045,792
2.50%, 04/20/26(b)	9,381	8,977,992
2.75%, 04/12/27(b)	7,932	7,621,066
Series NN, 7.13%, 02/09/24	2,217	2,318,915
Series PD, 7.50%, 09/15/29	5,122	6,280,340
Series QO, 2.88%, 10/16/24	8,868	8,732,054
Series QW, 2.50%, 04/09/24	225	221,013
Series QX, 1.50%, 02/11/25	7,087	6,738,461

		182,951,020

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)(b)	11,214	9,472,129
2.55%, 01/27/32 (Call 10/27/31)(b)	9,828	8,192,228
2.55%, 07/27/33 (Call 04/27/33)(b)	6,095	4,891,420
2.75%, 01/31/27 (Call 12/31/26)(b)	625	578,769
3.10%, 05/07/41 (Call 11/07/40)	9,026	6,601,255
3.10%, 01/22/61 (Call 07/22/60)	5,620	3,617,369
3.13%, 03/27/25(b)	1,475	1,432,609
3.13%, 01/21/26	7,680	7,351,834
3.24%, 02/06/28 (Call 11/06/27)(b)	9,980	9,293,775
3.25%, 09/21/71 (Call 03/21/71)	2,735	1,722,613
3.50%, 01/31/34 (Call 10/31/33)	4,550	3,957,863
3.50%, 01/25/50 (Call 07/25/49)	10,217	7,494,476
3.63%, 10/30/42	1,280	989,786
3.86%, 06/21/47(b)	3,443	2,751,852
4.00%, 01/31/52 (Call 07/31/51)	3,025	2,380,463
4.34%, 03/07/42 (Call 09/07/41)	326	279,284

		71,007,725

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26(b)	462	507,438

Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	5,740	5,673,990

Security	Par (000)	Value

Hong Kong — 0.0%
Hong Kong Government International Bond, 1.75%, 11/24/31(d)	$2,300	$1,984,578

Hungary — 0.0%
Hungary Government International Bond
5.38%, 03/25/24(b)	11,680	11,724,384
5.75%, 11/22/23	4,156	4,216,802
7.63%, 03/29/41	3,520	4,029,450

		19,970,636

Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	220	184,840
2.15%, 07/28/31 (Call 04/28/31)	515	441,036
2.85%, 02/14/30	5,206	4,771,299
3.05%, 03/12/51(b)	200	151,968
3.20%, 09/23/61 (Call 03/23/61)(b)	725	524,929
3.35%, 03/12/71	1,105	793,600
3.40%, 09/18/29	2,795	2,663,970
3.50%, 01/11/28	2,167	2,109,466
3.50%, 02/14/50	3,806	3,014,885
3.55%, 03/31/32 (Call 12/31/31)	390	368,480
3.70%, 10/30/49	4,651	3,826,517
3.85%, 10/15/30(b)	10,150	9,911,982
4.10%, 04/24/28	4,500	4,509,720
4.20%, 10/15/50	6,770	5,898,227
4.30%, 03/31/52 (Call 09/30/51)	280	248,567
4.35%, 01/11/48	6,890	6,193,352
4.45%, 02/11/24	1,786	1,804,146
4.45%, 04/15/70(b)	5,095	4,459,042
4.75%, 02/11/29	3,988	4,116,773
5.35%, 02/11/49	4,275	4,285,474

		60,278,273

Israel — 0.1%
Israel Government AID Bond, 5.50%, 12/04/23	25,000	25,537,750
Israel Government International Bond
2.75%, 07/03/30	9,775	9,247,639
2.88%, 03/16/26(b)	2,970	2,890,939
3.25%, 01/17/28	3,920	3,870,726
3.88%, 07/03/50(b)	6,785	6,118,917
4.13%, 01/17/48	2,530	2,391,027
4.50%, 01/30/43	5,710	5,783,202
4.50%, April 03, 2120	3,110	2,844,841
State of Israel
2.50%, 01/15/30(b)	2,905	2,701,330
3.38%, 01/15/50	6,765	5,596,955

		66,983,326

Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	1,775	1,663,956
1.25%, 02/17/26	10,070	8,809,135
2.38%, 10/17/24	7,334	6,975,881
2.88%, 10/17/29	8,110	6,960,408
3.88%, 05/06/51	8,020	5,865,988
4.00%, 10/17/49	7,790	6,017,463
5.38%, 06/15/33	8,092	8,130,194
6.88%, 09/27/23	11,850	12,096,717

		56,519,742

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan — 0.1%
Japan Bank for International Cooperation
0.63%, 07/15/25	$1,160	$1,058,941
1.25%, 01/21/31	8,510	7,015,899
1.75%, 10/17/24(b)	4,945	4,744,134
1.88%, 07/21/26(b)	6,205	5,741,797
1.88%, 04/15/31	12,505	10,797,317
2.00%, 10/17/29	5,137	4,568,899
2.13%, 02/10/25	865	830,720
2.13%, 02/16/29	4,000	3,620,320
2.25%, 11/04/26	7,414	6,947,363
2.38%, 04/20/26	5,555	5,264,418
2.50%, 05/23/24	4,275	4,184,114
2.50%, 05/28/25	3,210	3,097,778
2.75%, 01/21/26(b)	6,215	5,979,576
2.75%, 11/16/27	6,959	6,605,483
2.88%, 06/01/27	7,381	7,076,681
2.88%, 07/21/27	4,764	4,561,625
3.00%, 05/29/24	5,110	5,040,249
3.25%, 07/20/28	1,810	1,750,324
3.38%, 10/31/23	680	676,940
3.50%, 10/31/28	3,525	3,453,689
Japan International Cooperation Agency
1.00%, 07/22/30(b)	901	730,639
2.13%, 10/20/26	624	582,273
2.75%, 04/27/27	1,675	1,595,103
3.25%, 05/25/27	200	194,298
3.38%, 06/12/28(b)	450	438,264

		96,556,844

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	3,035	2,513,526
3.25%, 04/16/30 (Call 01/16/30)(b)	11,860	10,587,778
3.50%, 02/12/34 (Call 11/12/33)	2,155	1,802,097
3.60%, 01/30/25	9,025	9,025,000
3.75%, 01/11/28(b)	9,180	8,856,497
3.77%, 05/24/61 (Call 11/24/60)	8,223	5,492,142
3.90%, 04/27/25 (Call 03/27/25)	925	925,277
4.13%, 01/21/26(b)	8,671	8,677,590
4.15%, 03/28/27	8,270	8,221,703
4.28%, 08/14/41 (Call 02/14/41)	4,208	3,386,262
4.35%, 01/15/47(b)	4,760	3,736,124
4.40%, 02/12/52 (Call 08/12/51)	525	401,998
4.50%, 04/22/29(b)	11,045	10,828,187
4.50%, 01/31/50 (Call 07/31/49)(b)	11,810	9,385,289
4.60%, 01/23/46	7,714	6,299,407
4.60%, 02/10/48(b)	10,557	8,601,105
4.75%, 04/27/32 (Call 01/27/32)(b)	7,427	7,199,882
4.75%, 03/08/44	12,558	10,650,189
4.88%, 05/19/33	4,000	3,834,400
5.00%, 04/27/51 (Call 10/27/50)	7,110	6,033,972
5.55%, 01/21/45(b)	10,580	9,905,207
5.75%, October 12, 2110	9,539	8,183,794
6.05%, 01/11/40(b)	9,868	9,903,821
6.75%, 09/27/34	10,417	11,490,784
7.50%, 04/08/33	4,102	4,881,052
8.30%, 08/15/31(b)	4,718	5,858,246
11.50%, 05/15/26(b)	700	864,745

		177,546,074

Security	Par (000)	Value

Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	$11,105	$8,630,584
3.16%, 01/23/30 (Call 10/23/29)	5,530	4,865,239
3.30%, 01/19/33 (Call 10/19/32)(b)	500	425,115
3.75%, 03/16/25 (Call 12/16/24)(b)	6,858	6,791,066
3.87%, 07/23/60 (Call 01/23/60)	9,700	6,696,201
3.88%, 03/17/28 (Call 12/17/27)	5,774	5,548,756
4.00%, 09/22/24 (Call 06/22/24)	2,415	2,411,377
4.30%, 04/29/53(b)	5,654	4,319,430
4.50%, 05/15/47	3,753	3,009,756
4.50%, 04/16/50 (Call 10/16/49)(b)	7,965	6,304,377
4.50%, 04/01/56 (Call 10/01/55)	8,585	6,638,008
4.50%, 01/19/63 (Call 07/19/62)	4,200	3,186,162
6.70%, 01/26/36	5,796	6,244,958
7.13%, 01/29/26(b)	4,412	4,815,874
8.88%, 09/30/27	4,991	5,921,622
9.38%, 04/01/29(b)	3,247	3,969,490

		79,778,015

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	5,820	4,430,184
2.39%, 01/23/26 (Call 12/23/25)	5,493	5,140,185
2.78%, 01/23/31 (Call 10/23/30)	13,004	11,100,084
2.78%, 12/01/60 (Call 06/01/60)	6,053	3,785,607
2.84%, 06/20/30	3,172	2,755,802
3.00%, 01/15/34 (Call 10/15/33)	7,080	5,773,174
3.23%, July 28, 2121 (Call 01/28/21)	3,533	2,203,214
3.30%, 03/11/41 (Call 09/11/40)	3,271	2,488,610
3.55%, 03/10/51 (Call 09/10/50)(b)	5,248	3,922,303
3.60%, 01/15/72 (Call 07/15/71)	3,245	2,222,176
4.13%, 08/25/27(b)	3,603	3,535,696
5.63%, 11/18/50(b)	7,275	7,580,695
6.55%, 03/14/37	4,316	4,728,480
7.35%, 07/21/25	7,254	7,803,345
8.75%, 11/21/33	8,490	10,937,412

		78,406,967

Philippines — 0.1%
Bangko Sentral ng Pilipinas Bond, 8.60%, 06/15/27(b)	200	227,954
Philippine Government International Bond
1.65%, 06/10/31	1,128	936,781
1.95%, 01/06/32	885	741,099
2.46%, 05/05/30	5,620	5,050,919
2.65%, 12/10/45	3,225	2,302,070
2.95%, 05/05/45	5,332	3,977,619
3.00%, 02/01/28	9,251	8,911,118
3.20%, 07/06/46	5,450	4,196,663
3.23%, 03/29/27(b)	575	564,535
3.56%, 09/29/32	555	531,734
3.70%, 03/01/41(b)	8,256	7,127,818
3.70%, 02/02/42	7,859	6,755,675
3.75%, 01/14/29(b)	7,391	7,333,572
3.95%, 01/20/40	8,225	7,485,408
4.20%, 01/21/24	4,758	4,779,934
5.00%, 01/13/37	5,377	5,496,746
5.50%, 03/30/26	4,161	4,407,456
6.38%, 01/15/32	4,382	4,996,488
6.38%, 10/23/34	8,056	9,272,295
7.50%, 09/25/24(b)	1,085	1,129,496
7.75%, 01/14/31(b)	5,753	7,085,222

82	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines (continued)
9.50%, 10/21/24(b)	$1,024	$1,147,167
9.50%, 02/02/30	2,480	3,270,078
10.63%, 03/16/25(b)	5,336	6,224,124

		103,951,971

Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26(b)	3,525	3,471,596
4.00%, 01/22/24	7,763	7,756,557

		11,228,153

South Korea — 0.1%
Export-Import Bank of Korea
0.38%, 02/09/24(b)	2,090	1,990,537
0.63%, 06/29/24	2,200	2,075,986
0.75%, 09/21/25	615	556,956
1.13%, 12/29/26(b)	1,160	1,031,054
1.25%, 01/18/25	3,435	3,221,103
1.25%, 09/21/30	2,700	2,205,414
1.38%, 02/09/31	1,470	1,195,830
1.63%, 01/18/27(b)	1,695	1,536,907
2.13%, 01/18/32(b)	1,190	1,013,975
2.38%, 04/21/27	1,605	1,498,123
2.50%, 06/29/41	4,345	3,421,123
2.63%, 05/26/26	3,684	3,515,383
2.88%, 01/21/25(b)	5,420	5,278,863
3.25%, 11/10/25	6,370	6,214,381
3.25%, 08/12/26	3,885	3,785,816
3.63%, 11/27/23	754	752,944
4.00%, 01/14/24	1,555	1,560,147
Korea Development Bank (The)
0.40%, 06/19/24	2,300	2,162,598
0.80%, 04/27/26	1,700	1,523,132
1.38%, 04/25/27(b)	1,635	1,456,507
Korea International Bond
1.00%, 09/16/30	1,350	1,111,955
1.75%, 10/15/31(b)	2,785	2,397,217
2.00%, 06/19/24	1,310	1,270,189
2.50%, 06/19/29	3,585	3,361,834
2.75%, 01/19/27	2,860	2,750,862
3.50%, 09/20/28	1,745	1,719,122
3.88%, 09/11/23	3,421	3,429,553
3.88%, 09/20/48	1,505	1,467,255
4.13%, 06/10/44	3,366	3,443,788
5.63%, 11/03/25	100	104,629

		67,053,183

Supranational — 0.9%
African Development Bank
0.88%, 03/23/26(b)	5,330	4,844,330
0.88%, 07/22/26	4,893	4,412,214
3.00%, 09/20/23	1,050	1,043,322
Asian Development Bank
0.25%, 10/06/23	2,175	2,097,788
0.38%, 06/11/24	2,885	2,728,691
0.38%, 09/03/25(b)	2,655	2,413,236
0.50%, 02/04/26	4,190	3,777,830
0.63%, 10/08/24	10,445	9,833,967
0.63%, 04/29/25	14,020	12,977,753
0.75%, 10/08/30	974	792,115
1.00%, 04/14/26	3,365	3,074,197
1.25%, 06/09/28	50	44,068

Security	Par (000)	Value

Supranational (continued)
1.50%, 10/18/24(b)	$14,384	$13,787,783
1.50%, 01/20/27(b)	1,810	1,664,802
1.50%, 03/04/31(b)	1,359	1,172,885
1.63%, 03/15/24	200	194,266
1.75%, 08/14/26	2,160	2,017,462
1.75%, 09/19/29	8,595	7,696,565
1.88%, 03/15/29	1,000	909,840
1.88%, 01/24/30	8,956	8,051,713
2.00%, 01/22/25	6,152	5,931,389
2.00%, 04/24/26(b)	5,960	5,643,882
2.13%, 03/19/25(b)	570	550,010
2.38%, 08/10/27	1,315	1,249,066
2.50%, 11/02/27(b)	6,077	5,791,746
2.63%, 01/30/24	11,251	11,108,450
2.63%, 01/12/27(b)	5,844	5,643,901
2.75%, 01/19/28	6,880	6,622,894
3.13%, 09/26/28	809	791,299
5.82%, 06/16/28	8,075	9,006,209
6.22%, 08/15/27	850	941,894
6.38%, 10/01/28	615	705,528
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	8,475	8,169,476
0.50%, 10/30/24	8,055	7,537,144
0.50%, 05/28/25	9,690	8,871,873
0.50%, 01/27/26	815	729,246
2.25%, 05/16/24	7,576	7,399,100
Council of Europe Development Bank
0.25%, 10/20/23	262	252,256
0.38%, 06/10/24	235	222,258
0.88%, 09/22/26	734	659,279
1.38%, 02/27/25	225	213,172
European Bank for Reconstruction & Development
0.50%, 05/19/25	2,625	2,416,208
0.50%, 11/25/25	935	847,045
0.50%, 01/28/26	460	414,451
1.50%, 02/13/25	3,630	3,453,037
1.63%, 09/27/24	2,250	2,164,455
European Investment Bank
0.25%, 09/15/23	8,318	8,038,931
0.38%, 12/15/25	3,260	2,938,597
0.38%, 03/26/26	2,275	2,035,374
0.63%, 07/25/25	13,042	11,990,815
0.63%, 10/21/27	1,647	1,430,996
0.75%, 10/26/26	7,070	6,326,024
0.75%, 09/23/30	840	687,431
0.88%, 05/17/30	9,240	7,688,142
1.25%, 02/14/31(b)	12,864	10,953,181
1.38%, 03/15/27(b)	16,855	15,395,020
1.63%, 03/14/25	18,033	17,190,498
1.63%, 10/09/29	5,335	4,751,884
1.63%, 05/13/31	100	87,676
1.75%, 03/15/29(b)	6,020	5,449,485
1.88%, 02/10/25	8,653	8,312,158
2.13%, 04/13/26	6,730	6,414,565
2.25%, 06/24/24	310	303,065
2.38%, 05/24/27	5,421	5,173,260
2.50%, 10/15/24(b)	7,300	7,149,620
2.63%, 03/15/24	7,267	7,167,515
3.13%, 12/14/23	12,940	12,872,065
3.25%, 01/29/24	16,805	16,737,780

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
4.88%, 02/15/36	$7,146	$8,172,023
Inter-American Development Bank
0.25%, 11/15/23	3,955	3,802,060
0.50%, 09/23/24	1,975	1,856,401
0.63%, 07/15/25(b)	730	670,958
0.63%, 09/16/27(b)	1,230	1,068,317
0.88%, 04/03/25	7,905	7,376,235
0.88%, 04/20/26	10,111	9,190,495
1.13%, 07/20/28(b)	10,255	8,963,895
1.13%, 01/13/31(b)	2,410	2,019,821
1.75%, 03/14/25	16,509	15,773,524
2.00%, 06/02/26(b)	8,198	7,750,471
2.00%, 07/23/26(b)	5,598	5,285,688
2.13%, 01/15/25	11,301	10,929,084
2.25%, 06/18/29	9,424	8,744,153
2.38%, 07/07/27(b)	4,844	4,606,014
2.63%, 01/16/24	10,229	10,099,603
3.00%, 10/04/23(b)	7,371	7,325,595
3.00%, 02/21/24(b)	16,488	16,356,096
3.13%, 09/18/28(b)	9,860	9,653,532
3.20%, 08/07/42(b)	4,945	4,493,917
3.25%, 07/01/24	25	24,867
3.88%, 10/28/41(b)	6,100	6,102,013
4.38%, 01/24/44(b)	3,235	3,480,536
7.00%, 06/15/25	90	97,639
International Bank for Reconstruction & Development
0.25%, 11/24/23	1,100	1,056,550
0.38%, 07/28/25	14,390	13,123,824
0.50%, 10/28/25(b)	21,120	19,189,843
0.63%, 04/22/25	27,175	25,182,257
0.65%, 02/10/26 (Call 11/10/22)	29	25,799
0.75%, 03/11/25(b)	13,507	12,590,820
0.75%, 11/24/27	4,040	3,512,982
0.75%, 08/26/30(b)	4,598	3,746,542
0.88%, 07/15/26	8,650	7,818,821
0.88%, 05/14/30(b)	11,010	9,140,062
1.13%, 09/13/28(b)	16,935	14,764,610
1.25%, 02/10/31	12,980	10,989,387
1.38%, 04/20/28(b)	17,890	15,960,921
1.50%, 08/28/24	2,510	2,412,436
1.63%, 01/15/25(b)	11,309	10,814,005
1.63%, 11/03/31(b)	22,455	19,398,425
1.75%, 10/23/29	12,412	11,162,980
1.88%, 10/27/26	6,055	5,663,908
2.13%, 03/03/25	4,864	4,697,116
2.25%, 03/28/24(b)	216	211,706
2.50%, 03/19/24	13,854	13,636,215
2.50%, 11/25/24	16,499	16,136,187
2.50%, 07/29/25	15,464	14,994,204
2.50%, 11/22/27	9,555	9,110,119
2.50%, 03/29/32(b)	540	502,216
3.00%, 09/27/23	12,780	12,697,825
3.13%, 11/20/25	3,362	3,313,453
3.13%, 06/15/27	400	394,144
4.75%, 02/15/35(b)	672	744,811
International Finance Corp.
0.38%, 07/16/25	2,072	1,892,192
0.75%, 10/08/26	95	85,000
0.75%, 08/27/30(b)	5,715	4,658,868
1.38%, 10/16/24(b)	1,475	1,410,734

Security	Par (000)	Value

Supranational (continued)
2.13%, 04/07/26	$2,488	$2,367,357
Nordic Investment Bank
2.25%, 05/21/24	1,745	1,707,151
2.63%, 04/04/25	200	195,400

		769,115,984

Sweden — 0.0%
Svensk Exportkredit AB
0.25%, 09/29/23	1,000	963,430
0.38%, 03/11/24(b)	325	309,208
0.38%, 07/30/24	1,335	1,254,767
0.50%, 11/10/23	200	192,770
0.50%, 08/26/25(b)	1,070	973,240
0.63%, 05/14/25	6,485	5,975,149
1.75%, 12/12/23(b)	5,050	4,931,072

		14,599,636

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45(b)	2,012	1,910,466
4.38%, 10/27/27	11,390	11,708,578
4.38%, 01/23/31 (Call 10/23/30)(b)	10,236	10,453,829
4.50%, 08/14/24(b)	3,401	3,444,312
4.98%, 04/20/55	8,096	8,141,338
5.10%, 06/18/50	11,012	11,216,823
7.63%, 03/21/36	4,516	5,810,711

		52,686,057

Total Foreign Government Obligations — 2.3% (Cost: $2,127,371,840)		1,916,799,612

Municipal Debt Obligations

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority,
2.65%, 09/01/37 (Call 09/01/31)	1,150	915,659

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power
District RB BAB, 4.84%, 01/01/41	1,875	1,943,576

California — 0.2%
Bay Area Toll Authority RB
2.57%, 04/01/31	2,930	2,646,505
3.13%, 04/01/55 (Call 04/01/31)	470	347,512
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	5,858,710
Series S-1, 7.04%, 04/01/50	4,100	5,546,296
Series S-3, 6.91%, 10/01/50	1,300	1,730,945
California Health Facilities Financing Authority
4.19%, 06/01/37 (Call 06/01/32)	325	306,824
4.35%, 06/01/41 (Call 06/01/32)	445	417,859
California State University RB
Class B, 2.72%, 11/01/52	910	674,841
2.94%, 11/01/52 (Call 11/01/31)	1,000	742,047
Class B, 2.98%, 11/01/51 (Call 05/01/51)	3,315	2,539,267
Series E, 2.90%, 11/01/51 (Call 11/01/30)	1,895	1,401,951
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	330	294,552
City of San Francisco CA Public Utilities Commission Water Revenue RB 3.30%, 11/01/39 (Call 11/01/29)	1,670	1,423,441

84	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series E, 2.83%, 11/01/41 (Call 11/01/30)	$980	$764,102
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40 ..	2,500	2,786,548
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	5,132,073
Foothill-Eastern Transportation Corridor Agency RB 3.92%, 01/15/53 (Call 01/15/30)	1,025	829,673
Series A, 4.09%, 01/15/49 (Call 01/15/30)	2,040	1,691,087
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34 (Call 06/01/31)	1,270	1,084,092
Class B, 3.00%, 06/01/46	765	667,715
3.12%, 06/01/38 (Call 06/01/31) (SAP)	1,000	826,564
Class B, 3.29%, 06/01/42 (Call 06/01/31)	2,790	2,249,694
3.49%, 06/01/36 (Call 12/01/31)	230	189,410
3.71%, 06/01/41 (Call 12/01/31)	830	665,607
3.85%, 06/01/50 (Call 12/01/31)	1,320	1,161,972
4.21%, 06/01/50 (Call 12/01/31)	1,535	1,179,118
Los Angeles Community College District/CA GO
1.81%, 08/01/30	5,000	4,226,940
2.11%, 08/01/32 (Call 08/01/30)	3,000	2,500,575
Los Angeles Community College District/CA GO BAB,
6.75%, 08/01/49	1,100	1,479,969
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	815	897,269
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,498,164
Los Angeles Department of Water & Power, RB
Series A, 5.72%, 07/01/39	2,100	2,370,512
Series A, 6.60%, 07/01/50	385	503,294
Series D, 6.57%, 07/01/45(b)	2,470	3,108,278
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	4,760	5,244,896
5.76%, 07/01/29	2,170	2,315,114
Series RY, 6.76%, 07/01/34	3,025	3,572,238
Regents of the University of California Medical Center Pooled Revenue RB
Class A, 3.71%, 05/15/20 (Call 11/15/19)	2,600	1,817,288
4.13%, 05/15/32 (Call 02/15/32)	550	534,624
4.56%, 05/15/53	895	878,769
Series N, Class A, 3.26%, 05/15/60
(Call 11/15/59)(b)	1,835	1,362,581
Regents of the University of California Medical Center
Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	2,575	3,138,168
Series F, 6.58%, 05/15/49(b)	2,015	2,478,950
San Diego County Regional Transportation
Commission RB, 3.25%, 04/01/48 (Call 04/01/30)	1,025	830,637
San Diego County Regional Transportation
Commission RB BAB, 5.91%, 04/01/48	1,905	2,243,004
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	2,792,733
San Joaquin Hills Transportation Corridor Agency RB,
3.49%, 01/15/50 (Call 01/15/32)	1,600	1,258,275
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	2,620	2,825,908
State of California GO
2.50%, 10/01/29	6,000	5,415,324
3.38%, 04/01/25	3,000	2,977,395
3.50%, 04/01/28	860	841,000
4.50%, 04/01/33 (Call 04/01/28)	2,750	2,788,517

Security	Par (000)	Value

California (continued)
4.60%, 04/01/38 (Call 04/01/28)	$1,640	$1,645,455
Series A, 3.05%, 04/01/29	1,110	1,046,224
State of California GO BAB
7.30%, 10/01/39	5,220	6,638,551
7.35%, 11/01/39	2,130	2,717,443
7.50%, 04/01/34	8,030	10,190,086
7.55%, 04/01/39(b)	12,470	16,541,380
7.60%, 11/01/40	6,825	9,266,732
7.63%, 03/01/40	3,350	4,433,631
University of California RB
Series AD, 4.86%, 05/15/12	3,285	3,044,623
Series AJ, 4.60%, 05/15/31	1,750	1,772,020
Series AQ, 4.77%, 05/15/15(b)	835	758,484
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925	2,873,172
Series BD, 3.35%, 07/01/29	4,670	4,428,925
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	950	877,333
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	775	687,909
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	2,990	2,468,311
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	3,110	2,276,875
University of California RB BAB, 5.95%, 05/15/45	2,255	2,545,320

		177,271,301

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	831,141

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32(b)	3,040	3,364,973
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	1,515	1,563,995

		4,928,968

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700	770,501
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	1,000	787,178
4.81%, 10/01/14	1,690	1,607,455
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,669,732

		4,834,866

Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	250	211,422
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	985	890,808
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,300	989,763
County of Miami-Dade FL Water & Sewer System Revenue RB, 3.49%, 10/01/42 (Call 10/01/29)	1,265	1,063,066
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	4,385	4,065,355
1.71%, 07/01/27	3,000	2,683,005
2.15%, 07/01/30	4,902	4,184,808

		14,088,227

Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	1,330	1,071,452
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,835	4,403,427
Project M, Series 2010-A, 6.66%, 04/01/57	3,357	3,876,976

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Project P, Series 2010-A, 7.06%, 04/01/57	$317	$342,711

		9,694,566

Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	434,502

Illinois — 0.1%
Chicago O’Hare International Airport RB
Series C, 4.47%, 01/01/49(b)	1,050	1,012,218
Series C, 4.57%, 01/01/54	2,450	2,388,316
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	594,302
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue RB
Series A, 6.90%, 12/01/40	2,400	2,805,094
Series B, 6.90%, 12/01/40(b)	3,850	4,549,799
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	2,048,940
Sales Tax Securitization Corp. RB, 3.24%, 01/01/42	5,125	4,316,987
State of Illinois GO
4.95%, 06/01/23	14	13,700
5.10%, 06/01/33	27,923	27,645,669
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,621	3,950,779

		49,325,804

Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	645	505,200

Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	432,420
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	517,317

		949,737

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities &Community Development Authority RB
3.62%, 02/01/29	1,750	1,730,467
4.15%, 02/01/33	2,280	2,269,390
4.48%, 08/01/39	1,710	1,690,563
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	1,185	939,883

		6,630,303

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	2,500	1,915,612
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	1,500	1,708,775

		3,624,387

Massachusetts — 0.0%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	1,950	2,025,373
Commonwealth of Massachusetts GOL 2.51%, 07/01/41 (Call 07/01/30)	540	401,129
2.90%, 09/01/49(b)	2,675	1,953,478
Series D, 2.66%, 09/01/39	1,977	1,651,428
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	3,700	4,070,289
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	2,900	2,846,422

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	$1,435	$1,596,882
Massachusetts School Building Authority RB 3.40%, 10/15/40 (Call 10/15/29)	1,755	1,473,584
Series B, 1.75%, 08/15/30	2,050	1,731,916
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,193,809
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	925	744,631

		19,688,941

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	1,685	1,386,121
Great Lakes Water Authority Water Supply System Revenue RB, 3.47%, 07/01/41 (Call 07/01/30)	575	481,897
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,864,474
3.38%, 12/01/40	845	716,660
Michigan State Building Authority RB, 2.71%, 10/15/40 (Call 10/15/30)	1,250	970,905
Michigan State University RB, 4.17%, 08/15/22 (Call 02/15/22)	1,675	1,367,132
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	460	353,938
University of Michigan RB
3.50%, 04/01/52 ( 10/01/51)(b)	614	528,255
3.50%, 04/01/52 ( 10/01/51)	475	405,553
4.45%, 04/01/22 ( 10/01/21)	1,580	1,411,032
Series B, 2.44%, 04/01/40 (Call 10/01/39)	2,862	2,217,483

		11,703,450

Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52	924	873,109

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,069,444

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,730	4,018,556

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, Series A, Class A, 3.04%, 10/01/49	1,000	730,334

Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	1,073,539

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	5,560	6,158,623
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	6,979	9,073,398
New Jersey Transportation Trust Fund Authority RB 4.08%, 06/15/39	1,200	1,059,619
4.13%, 06/15/42	345	297,400
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	2,650	3,032,880

86	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series C, 5.75%, 12/15/28	$2,475	$2,553,581
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	4,230	5,372,739
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	820,219
Series P, 3.92%, 05/01/19 (Call 11/01/18)(b)	1,475	1,112,166
Rutgers The State University of New Jersey RB BAB,
Class H, 5.67%, 05/01/40	900	974,286

		30,454,911

New York — 0.1%
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	3,000	3,272,298
Series F1, 6.27%, 12/01/37	1,255	1,457,713
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49	3,880	3,825,211
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	3,265	4,269,141
Series 2010-A, 6.67%, 11/15/39	50	56,186
Series A, 5.87%, 11/15/39	100	105,906
Series B, 6.65%, 11/15/39	220	247,595
Series E, 6.81%, 11/15/40	1,230	1,422,224
New York City Municipal Water Finance Authority RB
5.44%, 06/15/43	1,385	1,559,241
5.72%, 06/15/42(b)	3,145	3,647,731
5.88%, 06/15/44	3,200	3,802,544
6.01%, 06/15/42	1,860	2,202,738
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,425,281
5.57%, 11/01/38	2,100	2,275,382
Series C-2, 5.77%, 08/01/36	1,910	2,036,387
New York State Dormitory Authority RB
3.19%, 02/15/43	450	367,432
Series B, 3.14%, 07/01/43	275	228,456
Series F, 3.11%, 02/15/39(b)	2,350	1,999,514
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	2,325	2,567,976
Series F, 5.63%, 03/15/39	2,165	2,365,312
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	2,000	1,719,596
Series M, 3.50%, 01/01/42 (Call 01/01/30)	1,005	853,975
New York State Urban Development Corp. RB,
Series B, 3.90%, 03/15/33 (Call 09/15/28)	290	277,047
New York State Urban Development Corp. RB BAB,
5.77%, 03/15/39	1,260	1,345,536
Port Authority of New York & New Jersey RB
3.14%, 02/15/51 (Call 08/15/31)	1,145	893,702
3.29%, 08/01/69	1,300	951,659
4.03%, 09/01/48	1,440	1,317,671
Series 164, 5.65%, 11/01/40	2,255	2,490,395
Series 165, 5.65%, 11/01/40	1,795	1,987,307
Series 168, 4.93%, 10/01/51	2,500	2,613,085
Series 174, 4.46%, 10/01/62	6,585	6,371,876
Series 181, 4.96%, 08/01/46	2,000	2,112,190
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	1,013,704
Series 192, 4.81%, 10/15/65	4,235	4,314,567
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	675	486,520
Series AAA, 1.09%, 07/01/23	2,255	2,207,174

		71,090,272

Security	Par (000)	Value

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB,
3.20%, 01/15/51 (Call 01/15/50)	$750	$570,298

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,473,510
Series B, 8.08%, 02/15/50	4,075	5,758,387
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	1,606,233
Series B, 4.53%, 01/01/35	2,400	2,431,430
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	3,750	3,402,922
Series A, 4.05%, 12/01/56	500	456,493
Series A, 4.80%, 06/01/11	350	329,782
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40(b)	1,795	1,939,038
Ohio Turnpike & Infrastructure Commission RB,
Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)	1,775	1,369,812
Ohio Water Development Authority Water Pollution
Control Loan Fund RB, Series B-2, 4.88%, 12/01/34 .	1,115	1,153,523

		19,921,130

Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
3.88%, 05/01/37	250	247,807
4.38%, 11/01/45	715	693,967
4.62%, 06/01/44	1,655	1,642,641
4.71%, 05/01/52	520	515,148
5.09%, 02/01/52	680	707,190

		3,806,753

Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	50	51,840
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,043,773
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	1,100	870,219
State of Oregon Department of Transportation RB BAB,
Series 2010-A, 5.83%, 11/15/34	2,085	2,358,116
State of Oregon GO, 5.89%, 06/01/27	8,020	8,502,587

		12,826,535

Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	1,030	782,028
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42	1,130	877,269
Series A, 4.14%, 06/01/38	50	48,027
Pennsylvania State University (The) RB
2.79%, 09/01/43(b)	1,250	994,359
2.84%, 09/01/50	975	735,988
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	1,094,939
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	2,000	1,529,506

		6,062,116

South Carolina — 0.0%
South Carolina Public Service Authority, Series C, 6.45%, 01/01/50	1,000	1,171,010

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	$1,000	$1,001,813

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems
Revenue RB BAB
2.91%, 02/01/48 (Call 02/01/31)	480	370,407
5.81%, 02/01/41	1,875	2,130,368
Series C, 5.99%, 02/01/39	1,000	1,138,724
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)	870	632,069
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	3,457,854
Series B, 6.00%, 12/01/44	400	469,088
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	813,380
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,370,255
Dallas Fort Worth International Airport RB
2.84%, 11/01/46 (Call 11/01/31)	220	166,939
Class A, 2.99%, 11/01/38	1,200	1,018,303
4.51%, 11/01/51 (Call 11/01/32)	1,330	1,248,591
Series A, Class A, 3.14%, 11/01/45	1,405	1,123,486
Series C, Class C, 2.92%, 11/01/50	2,670	2,050,832
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	340	275,978
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 10/03/22) (PSF)	400	416,316
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	4,805	3,645,813
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	5,285,828
Permanent University Fund - Texas A&M University
System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	1,776,940
Permanent University Fund - University of Texas
System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	1,625	1,390,064
State of Texas GO BAB
5.52%, 04/01/39(b)	2,300	2,523,949
Series A, 4.63%, 04/01/33	1,255	1,291,803
Series A, 4.68%, 04/01/40	2,250	2,316,431
Texas Private Activity Bond Surface Transportation
Corp. RB, Series B, 3.92%, 12/31/49	3,350	2,807,602
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	2,395	1,730,981
Texas Transportation Commission State Highway
Fund RB
4.00%, 10/01/33	2,725	2,670,162
First Class, 5.18%, 04/01/30	5,115	5,380,289
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	765	523,423
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	2,400	2,527,123

		50,552,998

Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)(b)	2,790	1,853,615
2.58%, 11/01/51 (Call 05/01/51)	1,000	685,996
Series A, 3.23%, 09/01/19 (Call 03/01/19)(b)	790	546,201

Security	Par (000)	Value

Virginia (continued)
Series C, 4.18%, 09/01/17 (Call 03/01/17)(b)	$840	$754,018

		3,839,830

Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%,11/01/39	1,200	1,299,210
State of Washington GO BAB, Series F, 5.14%, 08/01/40	2,165	2,360,108

		3,659,318

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	220	227,656
Series C, 3.15%, 05/01/27	2,580	2,488,910

		2,716,566

Total Municipal Debt Obligations — 0.6%
(Cost: $580,673,049)		522,809,160

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 29.2%
Federal Home Loan Mortgage Corp.
1.50%, 09/15/37	191,413	171,995,217
2.00%, 10/01/50	74,199	64,164,080
2.03%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	14	14,335
2.13%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	221	225,156
2.15%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	202	205,614
2.15%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	74	74,901
2.16%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	380	389,939
2.50%, 10/01/27	116	111,956
2.50%, 02/01/28	1,513	1,464,030
2.50%, 01/01/30	11,420	10,979,699
2.50%, 03/01/31	106	101,322
2.50%, 08/01/31	3,725	3,575,053
2.50%, 10/01/31	7,654	7,345,337
2.50%, 11/01/31	45	43,129
2.50%, 12/01/31	11,411	10,951,035
2.50%, 02/01/32	14,150	13,579,514
2.50%, 08/01/32	165	158,769
2.50%, 01/01/33	12,668	12,155,649
2.50%, 02/01/33	35	33,756
2.50%, 04/01/33	1,443	1,378,162
2.89%, 12/01/38, (12 mo. LIBOR US + 1.760%)(a)	519	524,785
2.92%, 05/01/42, (12 mo. LIBOR US + 1.804%)(a)	353	359,516
3.00%, 11/01/26	266	260,530
3.00%, 01/01/27	124	122,071
3.00%, 02/01/27	306	299,981
3.00%, 04/01/27	204	200,149
3.00%, 05/01/27	1,756	1,722,826
3.00%, 06/01/27	1,643	1,612,842
3.00%, 07/01/27	60	58,608
3.00%, 08/01/27	211	207,051
3.00%, 09/01/27	1,000	981,574
3.00%, 11/01/27	387	379,815
3.00%, 12/01/27	195	191,475
3.00%, 01/01/28	53	51,951
3.00%, 11/01/28	182	177,917
3.00%, 01/01/29	206	201,670
3.00%, 03/01/29	629	615,781
3.00%, 05/01/29	28,267	27,688,120

88	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/30	$4,316	$4,218,890
3.00%, 06/01/30	2,655	2,596,486
3.00%, 07/01/30	5,145	5,029,224
3.00%, 12/01/30	12,140	11,868,607
3.00%, 02/01/31	3,683	3,595,413
3.00%, 05/01/31	7,744	7,560,729
3.00%, 06/01/31	5,615	5,481,551
3.00%, 08/01/31	47	45,896
3.00%, 12/01/31	31	30,251
3.00%, 02/01/32	112	109,183
3.00%, 07/01/32	8,802	8,581,320
3.00%, 09/01/32	10	10,167
3.00%, 02/01/33	22	20,932
3.00%, 05/01/33	1,923	1,853,870
3.00%, 10/01/35	10,169	9,862,450
3.00%, 07/01/37	16,946	16,431,427
3.00%, 06/01/42	498	471,875
3.00%, 10/01/42	195	184,993
3.00%, 01/01/43	534	505,712
3.00%, 02/01/43	14,022	13,280,675
3.00%, 12/01/44	37	34,840
3.00%, 04/01/45	293	275,594
3.00%, 08/01/45	199	187,308
3.00%, 12/01/45	15	14,319
3.00%, 01/01/46	1,144	1,076,178
3.00%, 02/01/46	131	123,350
3.00%, 07/01/46	2,542	2,392,053
3.00%, 08/01/46	45,621	42,928,031
3.00%, 09/01/46	18,242	17,232,400
3.00%, 10/01/46	35,864	33,747,068
3.00%, 11/01/46	26,895	25,307,780
3.00%, 12/01/46	60,932	57,335,037
3.00%, 01/01/47	14,298	13,453,863
3.00%, 02/01/47	30,652	28,842,605
3.00%, 03/01/47	154	144,560
3.00%, 04/01/47	396	373,027
3.00%, 05/01/47	24,559	23,108,889
3.00%, 06/01/47	23,670	22,272,411
3.00%, 08/01/47	3,157	2,970,988
3.00%, 09/01/47	697	656,157
3.00%, 10/01/47	7,880	7,414,499
3.00%, 11/01/47	14	12,947
3.00%, 01/01/48	15	13,951
3.00%, 11/01/48	1,215	1,139,052
3.00%, 03/01/49	188	175,308
3.00%, 05/01/49	230	215,150
3.00%, 06/01/49	187	175,086
3.13%, 08/01/41, (12 mo. LIBOR US + 1.732%)(a)	205	208,964
3.21%, 11/01/41, (12 mo. LIBOR US + 1.892%)(a)	435	445,471
3.50%, 11/01/25	855	847,339
3.50%, 03/01/26	841	832,904
3.50%, 06/01/26	195	193,223
3.50%, 03/01/32	766	753,636
3.50%, 05/01/32	2,290	2,265,791
3.50%, 09/01/32	1,889	1,863,989
3.50%, 06/01/33	164	161,693
3.50%, 07/01/33	6,911	6,842,077
3.50%, 11/01/33	19	19,138
3.50%, 06/01/34	5,913	5,850,913
3.50%, 03/01/38	3,819	3,734,360

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/38	$1,026	$997,247
3.50%, 09/01/38	675	656,634
3.50%, 02/01/42	56	54,607
3.50%, 05/01/42	6	6,236
3.50%, 09/01/42	9	8,516
3.50%, 10/01/42	7,844	7,631,683
3.50%, 11/01/42	609	592,440
3.50%, 01/01/43	12	11,746
3.50%, 04/01/43	4,406	4,285,629
3.50%, 06/01/43	854	830,698
3.50%, 07/01/43	1,385	1,347,397
3.50%, 08/01/43	5,053	4,914,870
3.50%, 10/01/43	1,172	1,140,074
3.50%, 01/01/44	13,220	12,861,824
3.50%, 02/01/44	7,157	6,960,904
3.50%, 09/01/44	5,491	5,330,215
3.50%, 10/01/44	7,773	7,538,240
3.50%, 11/01/44	88	85,380
3.50%, 12/01/45	9,693	9,397,823
3.50%, 01/01/46	360	349,423
3.50%, 03/01/46	28,354	27,459,696
3.50%, 05/01/46	3,688	3,564,321
3.50%, 06/01/46	107	103,199
3.50%, 07/01/46	4,939	4,772,983
3.50%, 08/01/46	3,361	3,251,136
3.50%, 09/01/46	5,478	5,292,926
3.50%, 10/01/46	1,271	1,227,484
3.50%, 11/01/46	690	665,956
3.50%, 12/01/46	4,098	3,967,655
3.50%, 01/01/47	2,235	2,159,294
3.50%, 02/01/47	5,431	5,247,473
3.50%, 03/01/47	3,599	3,477,563
3.50%, 04/01/47	8,202	7,923,793
3.50%, 05/01/47	1,700	1,642,716
3.50%, 07/01/47	7,223	6,978,760
3.50%, 08/01/47	20,280	19,651,946
3.50%, 09/01/47	25,687	24,865,821
3.50%, 12/01/47	4,612	4,456,186
3.50%, 01/01/48	20,819	20,142,502
3.50%, 02/01/48	22,318	21,541,728
3.50%, 03/01/48	9,044	8,737,453
3.50%, 04/01/48	2,116	2,046,233
3.50%, 05/01/48	10,134	9,790,098
3.50%, 04/01/49	1,403	1,350,802
3.50%, 05/01/49	5,080	4,889,259
3.50%, 06/01/49	1,819	1,751,054
3.50%, 07/01/52	26,711	25,603,971
4.00%, 05/01/25	92	91,783
4.00%, 10/01/25	515	516,502
4.00%, 02/01/26	341	341,682
4.00%, 05/01/26	621	622,838
4.00%, 12/01/32	1,311	1,315,467
4.00%, 05/01/33	2,455	2,463,492
4.00%, 09/01/41	3,092	3,091,581
4.00%, 02/01/42	2,467	2,467,039
4.00%, 03/01/42	534	533,781
4.00%, 06/01/42	3,515	3,514,731
4.00%, 08/01/42	1,513	1,510,996
4.00%, 07/01/44	4,207	4,200,874
4.00%, 01/01/45	1,191	1,189,058

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 02/01/45	$1,488	$1,487,409
4.00%, 06/01/45	2,101	2,086,307
4.00%, 08/01/45	3,945	3,916,822
4.00%, 09/01/45	6,496	6,449,481
4.00%, 01/01/46	1,879	1,865,027
4.00%, 02/01/46	165	163,411
4.00%, 03/01/46	395	391,386
4.00%, 05/01/46	3,804	3,768,874
4.00%, 06/01/46	97	94,995
4.00%, 07/01/46	3,288	3,283,417
4.00%, 08/01/46	126	125,284
4.00%, 10/01/46	3,042	3,019,923
4.00%, 11/01/46	8,951	8,869,115
4.00%, 02/01/47	3,691	3,657,305
4.00%, 08/01/47	273	270,306
4.00%, 10/01/47	808	799,971
4.00%, 11/01/47	1,545	1,530,060
4.00%, 01/01/48	6,186	6,127,685
4.00%, 02/01/48	8,914	8,829,969
4.00%, 04/01/48	174	172,450
4.00%, 06/01/48	16,273	16,146,250
4.00%, 07/01/48	15,190	15,017,741
4.00%, 08/01/48	1,964	1,942,074
4.00%, 09/01/48	3,897	3,853,181
4.00%, 10/01/48	2,005	1,981,719
4.00%, 12/01/48	10,309	10,192,442
4.00%, 01/01/49	1,705	1,685,789
4.00%, 06/01/52	28,213	27,580,134
4.00%, 08/01/52	117,348	114,721,135
4.50%, 07/01/24	79	79,219
4.50%, 08/01/24	21	21,631
4.50%, 09/01/24	69	69,307
4.50%, 10/01/24	61	61,777
4.50%, 08/01/30	1,293	1,309,074
4.50%, 03/01/39	1,089	1,113,394
4.50%, 05/01/39	1,271	1,298,710
4.50%, 10/01/39	768	784,779
4.50%, 01/01/40	226	230,867
4.50%, 02/01/41	1,523	1,556,461
4.50%, 04/01/41	51	51,924
4.50%, 05/01/41	4,073	4,166,991
4.50%, 05/01/42	4,023	4,111,558
4.50%, 01/01/45	2,785	2,842,595
4.50%, 11/01/45	174	176,756
4.50%, 12/01/45	148	151,525
4.50%, 01/01/46	4,484	4,576,018
4.50%, 03/01/46	208	211,436
4.50%, 04/01/46	608	615,967
4.50%, 05/01/46	477	482,175
4.50%, 07/01/46	138	139,171
4.50%, 08/01/46	321	324,714
4.50%, 09/01/46	2,736	2,784,000
4.50%, 05/01/47	2,341	2,360,619
4.50%, 06/01/47	1,280	1,290,398
4.50%, 11/01/47	165	166,210
4.50%, 05/01/48	7,886	7,940,648
4.50%, 06/01/48	6,340	6,393,188
4.50%, 07/01/48	4,578	4,616,609
4.50%, 09/01/48	213	214,751
4.50%, 10/01/48	8,236	8,357,694

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 11/01/48	$36		$36,616
4.50%, 12/01/48	7,643		7,695,753
4.50%, 01/01/49	1,741		1,752,724
4.50%, 05/01/49	15		15,338
4.50%, 08/01/52	3,364		3,356,821
5.00%, 12/01/24	0	(h)	9
5.00%, 08/01/25	485		493,825
5.00%, 04/01/33	3,187		3,294,561
5.00%, 06/01/33	381		394,047
5.00%, 12/01/33	745		770,369
5.00%, 07/01/35	1,381		1,430,050
5.00%, 01/01/36	622		644,250
5.00%, 01/01/37	77		80,244
5.00%, 02/01/37	76		78,397
5.00%, 02/01/38	405		419,567
5.00%, 03/01/38	2,665		2,779,889
5.00%, 12/01/38	337		351,889
5.00%, 03/01/40	93		97,273
5.00%, 08/01/40	385		402,896
5.00%, 09/01/40	1,657		1,731,804
5.00%, 08/01/41	477		499,012
5.00%, 09/01/47	631		644,183
5.00%, 03/01/48	321		327,419
5.00%, 04/01/48	4,988		5,094,782
5.00%, 05/01/48	1,575		1,608,367
5.00%, 07/01/48	1,039		1,061,124
5.00%, 10/01/48	682		696,511
5.00%, 11/01/48	1,211		1,243,661
5.00%, 04/01/49	572		583,967
5.00%, 06/01/49	883		904,682
5.50%, 02/01/34	1,224		1,285,493
5.50%, 05/01/35	1,049		1,110,814
5.50%, 06/01/35	569		602,106
5.50%, 05/01/36	711		753,709
5.50%, 07/01/36	1,250		1,325,800
5.50%, 03/01/38	1,159		1,228,638
5.50%, 04/01/38	253		268,631
5.50%, 01/01/39	613		645,510
5.50%, 11/01/39	614		650,662
6.00%, 10/01/36	706		751,984
6.00%, 02/01/37	579		621,711
6.00%, 11/01/37	1,948		2,095,109
6.00%, 09/01/38	31		33,191
Federal National Mortgage Association
0.25%, 07/10/23	121,600		118,240,192
0.38%, 08/25/25(b)	24,991		22,789,043
0.63%, 04/22/25	5,000		4,630,950
0.88%, 08/05/30	17,530		14,409,134
1.63%, 01/07/25	11,645		11,152,184
1.75%, 07/02/24	1,550		1,502,105
1.88%, 09/24/26	1,285		1,208,825
2.00%, 10/05/22	6,400		6,391,872
2.07%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	382		395,064
2.24%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	103		104,841
2.38%, 01/19/23	1,065		1,061,113
2.41%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	287		290,677
2.50%, 02/05/24	200		197,252
2.63%, 09/06/24	39,730		39,014,065
2.88%, 09/12/23	5,000		4,967,900
3.00%, 09/01/34	6,837		6,645,808

90	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 02/01/47	$10,503	$9,938,525
3.00%, 03/01/47	7,670	7,153,493
3.00%, 05/01/52	32,718	30,309,282
3.50%, 11/01/51	6,432	6,256,488
3.50%, 06/01/52	19,568	18,682,506
3.51%, 08/01/41, (12 mo. LIBOR US + 1.750%)(a)	224	229,471
4.00%, 02/01/47	10,639	10,617,779
4.00%, 07/01/52	37,205	36,378,672
4.00%, 09/01/52	23,100	22,542,065
4.00%, 01/01/57	7,098	7,080,360
4.00%, 02/01/57	8,012	7,992,217
4.50%, 05/01/52	497	495,531
4.50%, 08/01/52	1,889	1,885,110
4.50%, 09/01/52	17,250	17,144,640
5.00%, 08/01/52	5,227	5,360,972
5.63%, 07/15/37	795	954,660
6.25%, 05/15/29	580	677,997
6.63%, 11/15/30	8,180	10,011,011
7.13%, 01/15/30	10,000	12,378,500
7.25%, 05/15/30	16,826	21,109,900
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	3,955	3,842,103
Series 2016-M11, Class A1, 2.08%, 07/25/26	1,175	1,135,157
Series 2016-M6, Class A2, 2.49%, 05/25/26	8,884	8,484,437
Series 2017, Class A2, 3.06%, 09/25/27(a)	1,809	1,748,031
Series 2017-M4, Class A2, 2.64%, 12/25/26(a)	21,741	20,678,821
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	16,236	15,625,567
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	9,823	9,522,067
Series 2018-M10, Class A2, 3.48%, 07/25/28(a)	3,000	2,931,560
Series 2018-M12, Class A2, 3.77%, 08/25/30(a)	12,300	12,132,244
Series 2018-M13, Class A2, 3.87%, 09/25/30(a)	8,476	8,421,048
Series 2018-M2, Class A2, 3.00%, 01/25/28(a)	9,076	8,715,630
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	5,283	5,226,968
Series 2019-M22, Class A2, 2.52%, 08/25/29	24,142	22,261,560
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	17,050	14,238,478
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	17,175,068
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	29,670	24,683,776
FHLMC Multifamily Structured Pass Through Certificates Series K024, Class A2, 2.57%, 09/25/22 (Call 09/25/22)	227	227,167
Series K722, Class A2, 2.41%, 03/25/23 (Call 05/25/23)	13,125	13,054,808
Freddie Mac Multifamily Structured Pass Through Certificates FHMS K135, CLASS A2, 2.15%, 10/25/31 (Call 11/25/31)(a)	4,670	4,077,394
Series K026, Class A2, 2.51%, 11/25/22
(Call 12/25/22)	8,535	8,508,623
Series K036, Class A2, 3.53%, 10/25/23
(Call 11/25/23)(a)	8,685	8,634,885
Series K037, Class A2, 3.49%, 01/25/24
(Call 01/25/24)	10,700	10,620,556
Series K046, Class A2, 3.21%, 03/25/25
(Call 04/25/25)	5,000	4,918,670
Series K048, Class A2, 3.28%, 06/25/25
(Call 08/25/25)(a)	14,000	13,774,080
Series K052, Class A2, 3.15%, 11/25/25
(Call 01/25/26)	19,250	18,834,434
Series K053, Class A2, 3.00%, 12/25/25
(Call 01/25/26)	15,000	14,600,663

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K059, Class A2, 3.12%, 09/25/26
(Call 10/25/26)(a)	$14,300	$13,924,969
Series K063, Class A2, 3.43%, 01/25/27
(Call 02/25/27)(a)	20,000	19,683,483
Series K066, Class A2, 3.12%, 06/25/27
(Call 07/25/27)	18,250	17,717,966
Series K067, Class A1, 2.90%, 03/25/27
(Call 09/25/27)	10,464	10,258,007
Series K069, Class A2, 3.19%, 09/25/27
(Call 10/25/27)(a)	3,150	3,065,193
Series K072, Class A2, 3.44%, 12/25/27
(Call 12/25/27)	10,000	9,842,254
Series K074, Class A2, 3.60%, 01/25/28
(Call 07/25/28)	10,000	9,911,084
Series K076, Class A2, 3.90%, 04/25/28
(Call 05/25/28)	8,000	8,044,252
Series K081, Class A2, 3.90%, 08/25/28
(Call 12/25/28)(a)	19,091	19,171,774
Series K085, Class A2, 4.06%, 10/25/28
(Call 11/25/28)(a)	20,000	20,177,861
Series K089, Class A2, 3.56%, 01/25/29
(Call 04/25/29)	10,000	9,847,979
Series K100, Class A2, 2.67%, 09/25/29
(Call 10/25/29)	10,000	9,298,994
Series K101, Class A2, 2.52%, 10/25/29
(Call 01/25/30)	31,000	28,517,077
Series K105, Class A2, 1.87%, 01/25/30
(Call 06/25/30)	4,775	4,180,878
Series K108, Class A2, 1.52%, 03/25/30
(Call 03/25/30)	2,000	1,703,223
Series K110, Class A2, 1.48%, 04/25/30
(Call 05/25/30)	13,200	11,189,383
Series K111, Class A2, 1.35%, 05/25/30
(Call 07/25/30)	5,000	4,183,326
Series K117, Class A2, 1.41%, 08/25/30
(Call 10/25/30)	15,000	12,517,266
Series K126, Class A2, 2.07%, 01/25/31
(Call 05/25/31)	17,440	15,255,160
Series K1510, Class A3, 3.79%, 01/25/34
(Call 01/25/34)	20,000	19,503,315
Series K-1512, Class A2, 2.99%, 05/25/31
(Call 10/25/34)	10,960	10,294,972
Series K-1512, Class A3, 3.06%, 04/25/34
(Call 10/25/34)	16,190	14,741,217
Series K-1514, Class A2, 2.86%, 10/25/34
(Call 10/25/34)	15,500	13,660,135
Series K729, Class A1, 2.95%, 02/25/24
(Call 11/25/24)	3,324	3,315,649
Series K733, Class A2, 3.75%, 08/25/25
(Call 01/25/26)	15,000	14,911,991
Series K734, Class A2, 3.21%, 02/25/26
(Call 07/25/26)	5,700	5,575,234
Series K739, Class A2, 1.34%, 09/25/27
(Call 09/25/27)	25,490	22,744,245
Government National Mortgage Association
1.50%, 10/20/51	4,835	4,104,735
2.00%, 07/20/50	5,978	5,298,029
2.00%, 08/20/50	79,074	70,076,838
2.00%, 09/20/50	2,268	2,009,875
2.00%, 10/20/50	8,641	7,657,660

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 11/20/50	$47,336	$41,949,805
2.00%, 12/20/50	85,542	75,808,992
2.00%, 02/20/51	171,516	152,369,821
2.00%, 06/20/51	7,783	6,904,437
2.00%, 08/20/51	140,034	124,142,455
2.00%, 10/20/51	97,961	86,783,703
2.00%, 11/20/51	71,034	62,907,365
2.00%, 12/20/51	253,803	224,687,402
2.00%, 01/20/52	88,712	78,508,121
2.00%, 03/20/52	49,990	44,130,401
2.00%, 04/20/52	19,911	17,576,879
2.00%, 06/20/52	7,910	6,982,622
2.00%, 09/21/52(i)	155,243	137,083,813
2.50%, 02/15/28	88	83,351
2.50%, 10/20/31	89	84,680
2.50%, 05/20/45	3,427	3,174,837
2.50%, 11/20/46	487	451,441
2.50%, 12/20/46	15,031	13,927,637
2.50%, 01/20/47	6,820	6,319,069
2.50%, 06/20/50	17,745	16,308,885
2.50%, 08/20/50	19,479	17,902,399
2.50%, 09/20/50	41,467	38,110,872
2.50%, 01/20/51	91,049	83,680,310
2.50%, 02/20/51	72,925	66,823,052
2.50%, 05/20/51	294,483	269,570,297
2.50%, 06/20/51	9,596	8,781,116
2.50%, 07/20/51	257,021	235,118,629
2.50%, 08/20/51	128,044	117,093,172
2.50%, 10/20/51	4,658	4,256,352
2.50%, 11/20/51	38,147	34,861,346
2.50%, 12/20/51	108,000	98,663,061
2.50%, 03/20/52	22,406	20,449,425
2.50%, 04/20/52	21,897	19,974,499
2.50%, 05/20/52	29,845	27,224,494
2.50%, 07/20/52	9,959	9,084,818
2.50%, 08/20/52	20,000	18,225,156
2.50%, 09/21/52(i)	212,373	193,499,553
3.00%, 08/20/42	5,356	5,125,666
3.00%, 09/15/42	10	9,374
3.00%, 10/15/42	37	34,982
3.00%, 03/15/43	191	182,352
3.00%, 06/15/43	33	31,241
3.00%, 07/15/43	72	69,085
3.00%, 08/15/43	169	162,180
3.00%, 09/20/43	6,158	5,889,395
3.00%, 11/15/43	550	526,684
3.00%, 01/15/44	5,050	4,837,292
3.00%, 08/20/44	16,211	15,503,721
3.00%, 09/15/44	695	662,740
3.00%, 10/15/44	118	113,286
3.00%, 03/20/45	5,200	4,952,541
3.00%, 05/20/45	21,426	20,408,017
3.00%, 06/20/45	7,007	6,673,613
3.00%, 07/20/45	14,050	13,381,881
3.00%, 10/20/45	4,769	4,542,257
3.00%, 11/20/45	3,017	2,873,296
3.00%, 12/20/45	5,547	5,283,356
3.00%, 02/20/46	16,676	15,883,918
3.00%, 04/20/46	7,619	7,255,957
3.00%, 05/20/46	12,656	12,052,250

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 06/20/46	$15,091	$14,371,547
3.00%, 07/20/46	21,133	20,124,882
3.00%, 08/20/46	36,866	35,107,701
3.00%, 09/20/46	27,857	26,528,866
3.00%, 11/20/46	7,504	7,145,800
3.00%, 12/15/46	8,409	7,996,080
3.00%, 12/20/46	43,204	41,144,376
3.00%, 01/20/47	2,273	2,164,398
3.00%, 02/15/47	12,647	12,024,610
3.00%, 02/20/47	13,753	13,097,239
3.00%, 03/20/47	12,700	12,094,858
3.00%, 04/20/47	277	263,642
3.00%, 06/20/47	6,132	5,836,285
3.00%, 09/20/47	364	346,157
3.00%, 10/20/47	7,454	7,095,392
3.00%, 11/20/47	136	129,326
3.00%, 02/20/48	5,779	5,458,235
3.00%, 03/20/48	21	20,337
3.00%, 07/20/49	8,812	8,366,101
3.00%, 09/20/49	31,182	29,568,819
3.00%, 10/15/49	11,480	10,865,416
3.00%, 10/20/49	16,469	15,612,160
3.00%, 11/20/49	183	173,226
3.00%, 12/20/49	97,058	91,954,795
3.00%, 01/20/50	51,630	48,901,359
3.00%, 02/20/50	65,518	62,037,155
3.00%, 07/20/50	2,045	1,935,178
3.00%, 08/20/50	27,924	26,417,788
3.00%, 06/20/51	772	728,175
3.00%, 08/20/51	83,721	78,911,706
3.00%, 09/20/51	27,900	26,289,888
3.00%, 10/20/51	31,970	30,115,812
3.00%, 11/20/51	54,180	51,022,868
3.00%, 12/20/51	48,438	45,602,032
3.00%, 02/20/52	24,662	23,204,712
3.00%, 07/20/52	30,018	28,163,142
3.00%, 08/20/52	15,000	14,083,230
3.00%, 09/21/52(i)	87,789	82,394,778
3.50%, 11/20/40	67	65,991
3.50%, 12/20/40	49	47,932
3.50%, 05/20/41	101	99,015
3.50%, 09/15/41	174	170,283
3.50%, 10/15/41	243	238,585
3.50%, 12/15/41	1,862	1,824,771
3.50%, 04/15/42	115	112,683
3.50%, 08/20/42	9,464	9,302,557
3.50%, 09/15/42	435	426,377
3.50%, 09/20/42	11,394	11,199,677
3.50%, 10/15/42	326	319,422
3.50%, 10/20/42	30,235	29,721,082
3.50%, 11/15/42	460	450,532
3.50%, 11/20/42	26,596	26,143,876
3.50%, 12/15/42	685	670,755
3.50%, 12/20/42	9,375	9,215,994
3.50%, 02/15/43	354	347,032
3.50%, 02/20/43	179	175,518
3.50%, 03/15/43	515	504,264
3.50%, 03/20/43	804	789,785
3.50%, 04/15/43	25	24,261
3.50%, 04/20/43	203	199,207

92	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/15/43	$755	$738,839
3.50%, 06/15/43	10,613	10,398,820
3.50%, 08/20/43	147	144,779
3.50%, 09/20/43	72	70,778
3.50%, 10/20/43	198	194,784
3.50%, 01/15/44	202	197,601
3.50%, 01/20/44	6,117	6,010,543
3.50%, 02/20/44	1,996	1,960,902
3.50%, 03/20/44	186	183,001
3.50%, 07/20/44	34	33,163
3.50%, 08/15/44	29	28,110
3.50%, 08/20/44	6,533	6,397,005
3.50%, 09/15/44	76	74,405
3.50%, 09/20/44	11,757	11,512,582
3.50%, 10/15/44	150	146,891
3.50%, 10/20/44	1,805	1,767,839
3.50%, 11/20/44	14	13,737
3.50%, 12/20/44	1,095	1,072,065
3.50%, 01/15/45	66	64,919
3.50%, 01/20/45	161	157,399
3.50%, 03/15/45	126	122,925
3.50%, 04/20/45	11,209	10,935,875
3.50%, 05/20/45	4,207	4,117,002
3.50%, 06/15/45	43	42,191
3.50%, 06/20/45	18	17,189
3.50%, 07/20/45	254	247,574
3.50%, 08/20/45	536	524,184
3.50%, 09/20/45	16,207	15,811,724
3.50%, 10/20/45	1,596	1,557,360
3.50%, 11/20/45	11,582	11,299,939
3.50%, 12/20/45	6,491	6,333,241
3.50%, 03/20/46	23,979	23,386,766
3.50%, 04/20/46	10,524	10,264,108
3.50%, 06/20/46	46,457	45,308,519
3.50%, 07/20/46	320	312,030
3.50%, 08/15/46	48	47,159
3.50%, 11/20/46	477	464,972
3.50%, 12/20/46	13,467	13,134,385
3.50%, 01/15/47	54	52,963
3.50%, 01/20/47	3,163	3,085,315
3.50%, 02/20/47	54,396	53,051,688
3.50%, 03/20/47	20,204	19,685,505
3.50%, 04/20/47	17,922	17,463,032
3.50%, 06/20/47	4,021	3,917,803
3.50%, 07/20/47	505	492,144
3.50%, 08/20/47	26,425	25,754,815
3.50%, 09/15/47	58	56,858
3.50%, 09/20/47	8,374	8,159,133
3.50%, 10/20/47	15,296	14,935,462
3.50%, 11/15/47	25	24,580
3.50%, 11/20/47	22,958	22,369,650
3.50%, 12/15/47	35,422	34,559,296
3.50%, 12/20/47	10,393	10,135,129
3.50%, 01/20/48	9,961	9,705,996
3.50%, 02/20/48	3,756	3,659,593
3.50%, 04/20/48	36,797	35,834,699
3.50%, 05/15/48	376	365,840
3.50%, 08/20/48	4,915	4,783,367
3.50%, 11/20/48	3,911	3,806,306
3.50%, 01/20/49	2,414	2,351,711

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/20/49	$796	$773,102
3.50%, 09/20/49	6,352	6,164,837
3.50%, 10/20/49	8,160	7,919,564
3.50%, 01/20/50	32,192	31,234,959
3.50%, 03/20/50	9,182	8,908,097
3.50%, 08/20/50	7,448	7,234,675
3.50%, 10/20/51	2,826	2,731,379
3.50%, 01/20/52	895	865,058
3.50%, 09/21/52(i)	146,388	141,144,671
4.00%, 06/15/39	7	6,676
4.00%, 09/20/40	2,467	2,484,206
4.00%, 01/15/41	2	1,792
4.00%, 01/20/41	809	814,380
4.00%, 02/15/41	1,918	1,922,936
4.00%, 05/20/41	16	15,935
4.00%, 07/15/41	951	953,246
4.00%, 09/15/41	21	20,770
4.00%, 09/20/41	1,082	1,089,060
4.00%, 10/15/41	356	356,109
4.00%, 11/15/41	208	208,659
4.00%, 12/15/41	857	857,877
4.00%, 12/20/41	3,569	3,592,776
4.00%, 01/15/42	73	73,018
4.00%, 01/20/42	1,552	1,563,023
4.00%, 02/15/42	362	362,823
4.00%, 03/15/42	1,916	1,918,147
4.00%, 04/15/42	565	565,583
4.00%, 09/20/42	773	777,748
4.00%, 08/15/43	15	14,849
4.00%, 10/20/43	3,872	3,875,447
4.00%, 03/15/44	128	128,385
4.00%, 04/15/44	31	30,818
4.00%, 06/15/44	174	173,414
4.00%, 08/15/44	10	9,561
4.00%, 08/20/44	275	274,942
4.00%, 09/15/44	3	3,312
4.00%, 10/15/44	10	10,322
4.00%, 10/20/44	5,213	5,210,661
4.00%, 12/20/44	342	341,506
4.00%, 01/20/45	8,133	8,129,101
4.00%, 08/20/45	4,553	4,548,052
4.00%, 09/20/45	5,284	5,278,697
4.00%, 10/20/45	629	628,238
4.00%, 01/20/46	2,419	2,416,002
4.00%, 03/20/46	11,957	11,943,953
4.00%, 07/20/46	2,531	2,518,949
4.00%, 08/20/46	33	33,182
4.00%, 09/20/46	584	581,091
4.00%, 11/20/46	3,048	3,033,626
4.00%, 12/15/46	4,855	4,843,473
4.00%, 04/20/47	19,404	19,309,683
4.00%, 06/20/47	7,878	7,839,424
4.00%, 07/20/47	34,498	34,330,399
4.00%, 08/20/47	1,632	1,624,505
4.00%, 11/20/47	20,805	20,704,144
4.00%, 12/20/47	47	47,131
4.00%, 01/20/48	166	164,946
4.00%, 03/15/48	45	45,128
4.00%, 03/20/48	24,208	24,090,904
4.00%, 04/20/48	12,899	12,830,877

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/15/48	$2,091	$2,085,576
4.00%, 05/20/48	13,903	13,829,982
4.00%, 08/20/48	21,495	21,381,850
4.00%, 09/20/48	7,729	7,687,900
4.00%, 10/20/48	656	652,372
4.00%, 11/20/48	18,088	17,991,793
4.00%, 02/20/49	8,150	8,106,599
4.00%, 03/20/49	330	328,732
4.00%, 05/20/49	781	776,091
4.00%, 06/15/49	854	850,273
4.00%, 06/20/49	1,993	1,976,490
4.00%, 09/15/49	2,119	2,114,341
4.00%, 02/20/50	127	126,533
4.00%, 07/20/50	186	185,047
4.00%, 07/20/52	9,630	9,491,813
4.00%, 09/20/52	24,100	23,754,700
4.00%, 09/21/52(i)	78,850	77,698,050
4.50%, 04/15/39	339	346,244
4.50%, 08/15/39	1,660	1,697,672
4.50%, 11/20/39	849	871,932
4.50%, 01/20/40	229	234,939
4.50%, 06/15/40	1,542	1,577,208
4.50%, 07/15/40	782	799,677
4.50%, 08/15/40	1,122	1,147,693
4.50%, 08/20/40	1,413	1,452,262
4.50%, 09/15/40	1,461	1,494,301
4.50%, 10/20/40	3,428	3,521,928
4.50%, 06/20/41	3,003	3,085,508
4.50%, 09/20/41	2,061	2,117,954
4.50%, 12/20/41	420	431,127
4.50%, 11/20/45	3,475	3,549,758
4.50%, 02/15/46	4	4,169
4.50%, 08/20/46	4,422	4,523,627
4.50%, 09/20/46	724	743,631
4.50%, 10/20/46	3,063	3,133,821
4.50%, 11/20/46	1,221	1,249,268
4.50%, 12/20/46	519	531,058
4.50%, 02/20/47	524	534,269
4.50%, 04/20/47	629	638,355
4.50%, 05/20/47	592	601,525
4.50%, 06/20/47	1,363	1,383,843
4.50%, 07/20/47	3,133	3,181,516
4.50%, 10/20/47	991	1,005,999
4.50%, 04/20/48	2,369	2,399,098
4.50%, 05/20/48	5,985	6,059,524
4.50%, 06/20/48	6,571	6,647,172
4.50%, 07/20/48	8,560	8,658,790
4.50%, 08/20/48	13,676	13,834,559
4.50%, 09/20/48	687	694,504
4.50%, 10/20/48	710	717,816
4.50%, 11/20/48	195	197,766
4.50%, 12/20/48	6,976	7,056,604
4.50%, 01/20/49	146	147,353
4.50%, 02/20/49	1,604	1,617,833
4.50%, 03/20/49	2,979	3,013,288
4.50%, 05/20/49	915	923,777
4.50%, 06/20/49	9,421	9,530,601
4.50%, 07/20/49	6,960	7,040,359
4.50%, 08/20/49	2,765	2,797,559
4.50%, 09/21/52	5,500	5,552,422

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 09/21/52(i)	$211,227	$211,260,004
5.00%, 12/15/36	487	506,830
5.00%, 01/15/39	1,428	1,494,761
5.00%, 07/15/39	2,556	2,678,132
5.00%, 05/15/40	905	948,851
5.00%, 07/20/40	4,716	4,937,289
5.00%, 08/20/40	1,735	1,816,878
5.00%, 05/15/47	1,064	1,099,746
5.00%, 06/15/47	161	166,047
5.00%, 10/15/47	265	271,820
5.00%, 11/15/47	502	517,449
5.00%, 12/15/47	264	273,110
5.00%, 01/15/48	348	357,326
5.00%, 02/15/48	609	629,081
5.00%, 03/20/48	1,316	1,360,750
5.00%, 04/20/48	4,610	4,749,213
5.00%, 05/20/48	4,888	5,028,352
5.00%, 10/20/48	98	100,582
5.00%, 11/20/48	1,783	1,832,985
5.00%, 12/20/48	3,247	3,337,603
5.00%, 01/20/49	5,414	5,564,596
5.00%, 04/20/49	12,670	13,021,541
5.00%, 05/20/49	1,518	1,560,098
5.00%, 06/20/49	12,368	12,711,260
5.00%, 09/21/52(i)	7,006	7,098,501
5.50%, 03/15/36	728	771,719
5.50%, 06/20/38	770	820,708
5.50%, 03/20/39	1,158	1,234,774
5.50%, 12/15/39	282	299,386
5.50%, 01/15/40	2,688	2,869,006
5.50%, 04/20/48	278	292,741
6.00%, 03/15/37	2,223	2,398,695
6.00%, 09/20/38	863	932,113
6.00%, 11/15/39	383	414,598
6.50%, 10/20/38	1,274	1,401,039
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	20,062	18,033,440
1.50%, 04/01/36	353	317,122
1.50%, 07/01/36	3,622	3,255,952
1.50%, 10/01/36	14,312	12,865,170
1.50%, 02/01/37	163,623	147,078,067
1.50%, 03/01/37	159,121	143,004,792
1.50%, 04/01/37	27,194	24,439,415
1.50%, 11/01/50	95,578	78,452,010
1.50%, 01/01/51	26,532	21,778,213
1.50%, 04/01/51	9,668	7,937,135
1.50%, 05/01/51	107,932	88,602,042
1.50%, 07/01/51	147,220	120,843,260
1.50%, 11/01/51	94,468	77,487,652
1.50%, 09/15/52(i)	77,625	63,459,954
2.00%, 10/01/35	36,117	33,366,768
2.00%, 11/01/35	17,441	16,112,913
2.00%, 12/01/35	77,881	71,951,882
2.00%, 02/01/36	402,341	371,661,903
2.00%, 03/01/36	79,024	72,943,639
2.00%, 04/01/36	618	569,753
2.00%, 05/01/36	63,083	58,186,924
2.00%, 06/01/36	36,854	33,986,698
2.00%, 08/01/36	29,615	27,311,030
2.00%, 09/01/36	24,102	22,227,280

94	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 10/01/36	$7,718	$7,118,777
2.00%, 11/01/36	51,887	47,852,682
2.00%, 12/01/36	98,178	90,556,148
2.00%, 01/01/37	144,218	133,016,660
2.00%, 02/01/37	35,664	32,889,920
2.00%, 04/01/37	145,208	133,833,406
2.00%, 05/01/37	71,038	65,473,421
2.00%, 06/01/37	102,638	94,607,202
2.00%, 09/19/37(i)	95,129	87,697,105
2.00%, 07/01/50	63,913	55,284,847
2.00%, 09/01/50	55,918	48,360,306
2.00%, 10/01/50	98,785	85,426,449
2.00%, 11/01/50	2,724	2,355,244
2.00%, 12/01/50	202,413	175,133,814
2.00%, 01/01/51	110,453	95,622,202
2.00%, 02/01/51	482,176	416,323,867
2.00%, 03/01/51	510,820	440,652,072
2.00%, 04/01/51	528,389	455,733,946
2.00%, 05/01/51	118,478	102,314,698
2.00%, 06/01/51	278,042	239,940,430
2.00%, 07/01/51	204,261	176,231,137
2.00%, 08/01/51	87,510	75,468,075
2.00%, 09/01/51	38,732	33,384,447
2.00%, 10/01/51	738,573	636,784,595
2.00%, 11/01/51	412,093	355,164,797
2.00%, 12/01/51	430,084	370,616,572
2.00%, 01/01/52	230,282	198,469,115
2.00%, 02/01/52	383,458	330,133,370
2.00%, 03/01/52	28,739	24,729,807
2.00%, 09/14/52(i)	444,218	382,122,835
2.50%, 05/01/27	1,315	1,271,767
2.50%, 10/01/27	1,388	1,342,050
2.50%, 01/01/28	157	151,958
2.50%, 03/01/28	238	229,934
2.50%, 06/01/28	41	39,501
2.50%, 09/01/28	118	113,661
2.50%, 12/01/28	46	44,630
2.50%, 09/01/29	80	76,634
2.50%, 12/01/29	2,150	2,078,968
2.50%, 02/01/30	1,359	1,304,710
2.50%, 03/01/30	4,269	4,096,904
2.50%, 04/01/30	260	249,387
2.50%, 06/01/30	692	663,804
2.50%, 07/01/30	1,399	1,342,621
2.50%, 08/01/30	3,715	3,565,055
2.50%, 09/01/30	1,373	1,318,277
2.50%, 12/01/30	2,763	2,652,295
2.50%, 01/01/31	1,851	1,776,409
2.50%, 04/01/31	1,062	1,017,765
2.50%, 05/01/31	26	25,196
2.50%, 09/01/31	5,182	4,968,416
2.50%, 10/01/31	50,956	48,970,756
2.50%, 12/01/31	9,169	8,790,280
2.50%, 01/01/32	17,676	16,946,402
2.50%, 02/01/32	21,099	20,228,667
2.50%, 03/01/32	8,082	7,748,793
2.50%, 04/01/32	50,212	48,141,007
2.50%, 05/01/32	32,091	30,767,302
2.50%, 06/01/32	904	866,474
2.50%, 07/01/32	14,459	13,863,200

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 09/01/32	$5,390	$5,173,062
2.50%, 10/01/32	1,026	983,402
2.50%, 11/01/32	753	721,614
2.50%, 12/01/32	9,350	8,962,945
2.50%, 01/01/33	29,329	28,154,676
2.50%, 03/01/33	129	122,790
2.50%, 07/01/33	124	117,975
2.50%, 08/01/34	739	709,705
2.50%, 10/01/34	301	284,847
2.50%, 11/01/34	26,965	25,580,743
2.50%, 07/01/35	14,808	14,035,465
2.50%, 09/01/35	27,704	26,258,661
2.50%, 10/01/35	88,845	84,209,394
2.50%, 03/01/36	26,268	24,883,060
2.50%, 04/01/36	1,639	1,552,388
2.50%, 05/01/36	22,306	21,129,125
2.50%, 07/01/36	38,241	36,223,687
2.50%, 08/01/36	10,923	10,347,063
2.50%, 10/01/36	1,674	1,585,259
2.50%, 03/01/37	3,562	3,373,350
2.50%, 04/01/37	9,089	8,598,514
2.50%, 05/01/37	1,803	1,705,285
2.50%, 09/19/37(i)	89,486	84,648,012
2.50%, 05/01/43	234	213,492
2.50%, 02/01/47	810	734,282
2.50%, 04/01/47	10,165	9,212,009
2.50%, 12/01/47	195	176,791
2.50%, 07/01/50	48,872	44,193,672
2.50%, 08/01/50	52,431	47,266,981
2.50%, 09/01/50	157,815	142,377,271
2.50%, 10/01/50	202,708	182,442,611
2.50%, 11/01/50	232,312	208,904,253
2.50%, 12/01/50	67,606	60,660,939
2.50%, 01/01/51	149,782	134,425,408
2.50%, 02/01/51	20,994	18,854,214
2.50%, 03/01/51	67,898	60,886,150
2.50%, 04/01/51	40,930	36,640,837
2.50%, 05/01/51	22,063	19,809,985
2.50%, 07/01/51	264,553	237,023,911
2.50%, 08/01/51	302,696	271,381,498
2.50%, 09/01/51	126,325	113,116,689
2.50%, 10/01/51	73,392	65,719,858
2.50%, 11/01/51	107,353	96,205,994
2.50%, 12/01/51	420,192	376,399,475
2.50%, 01/01/52	404,605	362,133,312
2.50%, 02/01/52	116,279	104,144,257
2.50%, 03/01/52	213,688	190,964,004
2.50%, 04/01/52	148,670	132,861,622
2.50%, 05/01/52	6,293	5,633,203
2.50%, 07/01/52	19,906	17,791,176
2.50%, 09/14/52(i)	745,858	665,911,792
3.00%, 11/01/25	115	112,535
3.00%, 10/01/26	75	73,869
3.00%, 01/01/27	1,924	1,885,309
3.00%, 02/01/27	25	24,161
3.00%, 10/01/27	2,430	2,381,448
3.00%, 11/01/27	1,657	1,623,819
3.00%, 12/01/27	110	107,664
3.00%, 03/01/29	160	156,743
3.00%, 07/01/29	247	241,177

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/01/29	$124	$121,415
3.00%, 10/01/29	38	36,868
3.00%, 01/01/30	97	95,136
3.00%, 03/01/30	51,494	50,403,170
3.00%, 04/01/30	3,999	3,905,794
3.00%, 06/01/30	913	894,470
3.00%, 07/01/30	3,085	3,012,601
3.00%, 08/01/30	11,445	11,177,591
3.00%, 09/01/30	16,159	15,781,526
3.00%, 10/01/30	6,977	6,814,307
3.00%, 11/01/30	1,549	1,512,756
3.00%, 12/01/30	4,562	4,456,198
3.00%, 01/01/31	16,416	16,032,881
3.00%, 02/01/31	11,753	11,478,663
3.00%, 03/01/31	7,701	7,511,272
3.00%, 04/01/31	1,091	1,057,308
3.00%, 05/01/31	396	386,403
3.00%, 06/01/31	6,611	6,448,588
3.00%, 07/01/31	1,700	1,658,544
3.00%, 09/01/31	6,125	5,979,123
3.00%, 10/01/31	1,547	1,508,552
3.00%, 12/01/31	13,203	12,922,276
3.00%, 01/01/32	11,190	10,915,685
3.00%, 02/01/32	20,906	20,392,332
3.00%, 03/01/32	2,974	2,897,265
3.00%, 04/01/32	211	206,107
3.00%, 05/01/32	3,805	3,706,391
3.00%, 06/01/32	6,618	6,463,746
3.00%, 08/01/32	4,192	4,082,856
3.00%, 09/01/32	1,175	1,145,558
3.00%, 11/01/32	6,744	6,569,235
3.00%, 12/01/32	12,977	12,639,556
3.00%, 02/01/33	7,401	7,209,226
3.00%, 05/01/33	575	553,200
3.00%, 09/01/33	560	545,040
3.00%, 10/01/33	6,108	5,948,337
3.00%, 07/01/34	4,962	4,823,374
3.00%, 08/01/34	407	395,586
3.00%, 11/01/34	4,558	4,430,808
3.00%, 12/01/34	15,641	15,200,733
3.00%, 03/01/35	4,459	4,334,236
3.00%, 04/01/35	26,608	25,806,134
3.00%, 06/01/35	992	962,074
3.00%, 07/01/35	3,679	3,575,633
3.00%, 12/01/35	7,293	7,022,511
3.00%, 09/19/37(i)	86,360	83,644,513
3.00%, 08/01/42	236	224,165
3.00%, 09/01/42	91	86,229
3.00%, 10/01/42	3,826	3,620,210
3.00%, 11/01/42	2,871	2,716,571
3.00%, 12/01/42	14,939	14,135,150
3.00%, 01/01/43	8,482	8,025,095
3.00%, 02/01/43	259	244,890
3.00%, 03/01/43	10,943	10,355,258
3.00%, 04/01/43	12,038	11,390,451
3.00%, 05/01/43	5,015	4,745,524
3.00%, 06/01/43	2,433	2,300,957
3.00%, 07/01/43	1,761	1,665,634
3.00%, 08/01/43	2,944	2,785,398
3.00%, 09/01/43	6,916	6,543,902

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/01/44	$9,792	$9,265,735
3.00%, 10/01/44	31,026	29,359,070
3.00%, 12/01/44	11	10,415
3.00%, 01/01/45	3,130	2,961,766
3.00%, 02/01/45	271	255,314
3.00%, 03/01/45	13,345	12,628,256
3.00%, 04/01/45	111	104,587
3.00%, 05/01/45	12,804	12,098,025
3.00%, 06/01/45	61	57,195
3.00%, 08/01/45	141	132,080
3.00%, 09/01/45	1,010	949,969
3.00%, 11/01/45	2,139	2,010,584
3.00%, 12/01/45	395	370,821
3.00%, 01/01/46	610	574,265
3.00%, 04/01/46	3,510	3,299,686
3.00%, 06/01/46	66	61,660
3.00%, 07/01/46	80,780	75,944,000
3.00%, 08/01/46	14,483	13,615,203
3.00%, 10/01/46	4,440	4,174,755
3.00%, 11/01/46	54,973	51,678,932
3.00%, 12/01/46	121,140	113,879,690
3.00%, 01/01/47	45,328	42,611,750
3.00%, 02/01/47	73,628	69,215,831
3.00%, 03/01/47	40,103	37,701,472
3.00%, 05/01/47	1,504	1,414,114
3.00%, 07/01/47	18,439	17,333,939
3.00%, 08/01/47	5,804	5,455,781
3.00%, 12/01/47	30,063	28,260,881
3.00%, 03/01/48	4,602	4,325,052
3.00%, 04/01/48	172	160,738
3.00%, 09/01/48	454	426,698
3.00%, 11/01/48	51,846	48,735,397
3.00%, 02/01/49	23,995	22,558,102
3.00%, 09/01/49	11,098	10,350,442
3.00%, 11/01/49	17,579	16,399,093
3.00%, 12/01/49	33,432	31,191,553
3.00%, 02/01/50	9,012	8,409,475
3.00%, 03/01/50	21,678	20,207,893
3.00%, 04/01/50	35,098	32,731,774
3.00%, 05/01/50	10,004	9,290,951
3.00%, 06/01/50	28,738	26,795,260
3.00%, 07/01/50	26,415	24,530,768
3.00%, 08/01/50	66,363	61,987,254
3.00%, 09/01/50	246	228,574
3.00%, 10/01/50	125,134	116,195,086
3.00%, 11/01/50	1,760	1,639,082
3.00%, 12/01/50	640	595,444
3.00%, 01/01/51	22,529	20,911,444
3.00%, 05/01/51	60,783	57,025,246
3.00%, 07/01/51	4,165	3,864,716
3.00%, 08/01/51	68,265	63,462,931
3.00%, 11/01/51	21,108	19,577,545
3.00%, 01/01/52	47,373	43,932,726
3.00%, 03/01/52	48,144	44,598,990
3.00%, 04/01/52	148,372	137,487,074
3.00%, 05/01/52	29,319	27,160,029
3.00%, 09/14/52(i)	442,309	409,377,985
3.50%, 10/01/25	213	210,835
3.50%, 01/01/27	255	252,316
3.50%, 11/01/28	129	127,262

96	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/01/29	$262	$258,689
3.50%, 11/01/29	122	119,468
3.50%, 12/01/29	1,029	1,018,777
3.50%, 07/01/30	6,674	6,604,975
3.50%, 10/01/30	1,749	1,730,814
3.50%, 11/01/30	345	341,449
3.50%, 03/01/31	2,480	2,449,918
3.50%, 06/01/31	8,287	8,200,178
3.50%, 01/01/32	9,548	9,434,394
3.50%, 02/01/32	1,174	1,153,897
3.50%, 05/01/32	4,625	4,573,299
3.50%, 06/01/32	4,266	4,218,240
3.50%, 07/01/32	1,556	1,537,874
3.50%, 08/01/32	1,132	1,112,875
3.50%, 09/01/32	2,713	2,684,412
3.50%, 10/01/32	1,024	1,006,756
3.50%, 11/01/32	1,215	1,197,518
3.50%, 12/01/32	142	140,853
3.50%, 02/01/33	585	578,475
3.50%, 03/01/33	5,357	5,296,568
3.50%, 04/01/33	6,914	6,800,139
3.50%, 05/01/33	4,783	4,730,559
3.50%, 06/01/33	5,658	5,596,217
3.50%, 10/01/33	759	750,726
3.50%, 01/01/34	1,999	1,976,056
3.50%, 02/01/34	27,381	27,082,762
3.50%, 03/01/34	574	567,343
3.50%, 04/01/34	1,903	1,881,873
3.50%, 05/01/34	2,237	2,211,607
3.50%, 07/01/34	9,429	9,329,937
3.50%, 08/01/34	6,612	6,536,562
3.50%, 01/01/35	4,502	4,450,162
3.50%, 05/01/35	393	388,605
3.50%, 09/15/37	36,641	35,980,785
3.50%, 08/01/38	1,035	1,005,830
3.50%, 09/01/38	1,771	1,720,353
3.50%, 11/01/40	266	258,427
3.50%, 02/01/41	304	295,243
3.50%, 02/01/42	8,531	8,293,052
3.50%, 03/01/42	62	59,949
3.50%, 04/01/42	26	24,915
3.50%, 05/01/42	3,170	3,081,843
3.50%, 08/01/42	521	506,483
3.50%, 11/01/42	10,077	9,793,712
3.50%, 12/01/42	3,787	3,671,379
3.50%, 01/01/43	89	86,340
3.50%, 02/01/43	594	578,772
3.50%, 04/01/43	103	100,190
3.50%, 05/01/43	138	133,747
3.50%, 06/01/43	4,059	3,943,773
3.50%, 08/01/43	123	119,792
3.50%, 10/01/43	4,193	4,075,811
3.50%, 09/01/44	237	229,935
3.50%, 10/01/44	4,975	4,833,740
3.50%, 01/01/45	130	126,067
3.50%, 02/01/45	6,043	5,871,972
3.50%, 03/01/45	23,436	22,699,010
3.50%, 05/01/45	25,948	25,132,270
3.50%, 06/01/45	96	93,201
3.50%, 07/01/45	10,514	10,183,813

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/01/45	$4,191	$4,059,223
3.50%, 10/01/45	2,123	2,063,240
3.50%, 11/01/45	301	291,021
3.50%, 12/01/45	40,202	38,938,155
3.50%, 01/01/46	17,795	17,249,742
3.50%, 02/01/46	17,952	17,387,754
3.50%, 03/01/46	22,190	21,483,886
3.50%, 04/01/46	3,088	2,981,103
3.50%, 05/01/46	18,582	17,936,524
3.50%, 06/01/46	3,658	3,529,714
3.50%, 07/01/46	30,079	29,041,809
3.50%, 08/01/46	9,231	8,910,517
3.50%, 09/01/46	7,700	7,433,044
3.50%, 10/01/46	10,323	9,967,778
3.50%, 11/01/46	14,757	14,267,260
3.50%, 12/01/46	65,681	63,510,435
3.50%, 01/01/47	34,104	32,996,493
3.50%, 02/01/47	14,272	13,814,423
3.50%, 04/01/47	13,430	12,962,656
3.50%, 05/01/47	15,780	15,264,965
3.50%, 06/01/47	10,762	10,388,017
3.50%, 07/01/47	68,543	66,164,801
3.50%, 08/01/47	16,836	16,250,481
3.50%, 09/01/47	17,752	17,134,616
3.50%, 10/01/47	13,905	13,435,213
3.50%, 11/01/47	19,196	18,544,802
3.50%, 12/01/47	18,302	17,667,112
3.50%, 01/01/48	19,903	19,224,200
3.50%, 02/01/48	84,806	81,874,395
3.50%, 03/01/48	2,770	2,673,697
3.50%, 04/01/48	12,798	12,369,270
3.50%, 05/01/48	2,523	2,446,997
3.50%, 06/01/48	3,642	3,514,360
3.50%, 07/01/48	2,854	2,754,728
3.50%, 11/01/48	42,699	41,208,866
3.50%, 02/01/49	133	127,502
3.50%, 03/01/49	1,696	1,631,062
3.50%, 04/01/49	2,641	2,542,166
3.50%, 05/01/49	1,934	1,859,559
3.50%, 06/01/49	79,223	76,424,627
3.50%, 07/01/49	15,386	14,792,975
3.50%, 04/01/50	52,326	50,303,009
3.50%, 07/01/50	16,216	15,546,064
3.50%, 02/01/51	32,727	31,457,392
3.50%, 05/01/51	925	893,818
3.50%, 07/01/51	4,813	4,600,209
3.50%, 05/01/52	49,774	47,464,592
3.50%, 06/01/52	44,388	42,379,415
3.50%, 09/15/52(i)	231,611	220,663,760
4.00%, 10/01/25	912	913,393
4.00%, 11/01/25	61	61,075
4.00%, 03/01/26	369	370,046
4.00%, 06/01/26	483	483,698
4.00%, 09/01/26	176	176,298
4.00%, 12/01/30	1,277	1,273,549
4.00%, 01/01/31	459	457,266
4.00%, 02/01/31	338	336,532
4.00%, 10/01/31	1,426	1,423,068
4.00%, 02/01/32	1,794	1,789,477
4.00%, 07/01/32	5,612	5,620,830

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/01/33	$5,781	$5,796,019
4.00%, 06/01/33	974	976,934
4.00%, 07/01/33	1,715	1,718,849
4.00%, 12/01/33	12,908	12,923,849
4.00%, 09/15/37(i)	10,265	10,229,175
4.00%, 06/01/38	3,236	3,233,947
4.00%, 12/01/40	24	24,220
4.00%, 12/01/41	1,218	1,216,386
4.00%, 03/01/42	2,816	2,809,988
4.00%, 06/01/42	2,013	2,010,866
4.00%, 07/01/42	75	74,841
4.00%, 09/01/43	124	124,212
4.00%, 10/01/43	92	92,097
4.00%, 04/01/44	44	44,152
4.00%, 05/01/44	2,913	2,908,247
4.00%, 06/01/44	4,885	4,879,573
4.00%, 10/01/44	1,455	1,451,373
4.00%, 12/01/44	10,449	10,423,479
4.00%, 01/01/45	13,200	13,171,795
4.00%, 02/01/45	42,107	42,041,921
4.00%, 03/01/45	6,514	6,495,148
4.00%, 05/01/45	12,450	12,407,696
4.00%, 06/01/45	6,744	6,727,890
4.00%, 07/01/45	430	426,256
4.00%, 08/01/45	425	421,443
4.00%, 09/01/45	924	916,606
4.00%, 11/01/45	153	151,341
4.00%, 12/01/45	976	967,650
4.00%, 01/01/46	854	846,732
4.00%, 02/01/46	1,349	1,336,302
4.00%, 03/01/46	1,830	1,813,497
4.00%, 04/01/46	2,692	2,664,948
4.00%, 05/01/46	8,151	8,078,985
4.00%, 06/01/46	21,520	21,482,863
4.00%, 07/01/46	24,309	24,091,568
4.00%, 08/01/46	4,289	4,246,254
4.00%, 09/01/46	193	190,629
4.00%, 10/01/46	4,379	4,358,336
4.00%, 11/01/46	1,613	1,609,846
4.00%, 02/01/47	3,180	3,153,760
4.00%, 03/01/47	2,392	2,349,287
4.00%, 04/01/47	7,225	7,150,969
4.00%, 05/01/47	6,554	6,487,263
4.00%, 06/01/47	12,750	12,626,223
4.00%, 07/01/47	20,293	20,083,707
4.00%, 08/01/47	16,945	16,760,673
4.00%, 09/01/47	18,758	18,590,540
4.00%, 10/01/47	15,582	15,503,972
4.00%, 11/01/47	7,274	7,197,384
4.00%, 12/01/47	11,640	11,521,192
4.00%, 01/01/48	2,307	2,283,618
4.00%, 02/01/48	24,539	24,285,419
4.00%, 04/01/48	26,510	26,187,925
4.00%, 05/01/48	2,103	2,077,925
4.00%, 07/01/48	3,381	3,339,662
4.00%, 09/01/48	2,642	2,609,306
4.00%, 10/01/48	9,273	9,172,657
4.00%, 11/01/48	6,418	6,339,258
4.00%, 01/01/49	3,578	3,534,486
4.00%, 02/01/49	3,728	3,677,471

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/01/49	$43,487	$42,942,685
4.00%, 04/01/49	13,093	12,949,905
4.00%, 05/01/49	9,875	9,768,236
4.00%, 06/01/49	37,640	37,195,627
4.00%, 07/01/49	66,737	65,973,476
4.00%, 08/01/49	990	982,209
4.00%, 10/01/49	1,889	1,859,183
4.00%, 11/01/49	3,050	3,019,885
4.00%, 12/01/49	4,328	4,265,928
4.00%, 02/01/50	697	686,870
4.00%, 03/01/51	9,369	9,234,442
4.00%, 09/14/52(i)	317,026	309,422,328
4.50%, 10/01/24	152	153,627
4.50%, 02/01/25	68	68,747
4.50%, 04/01/25	91	92,322
4.50%, 06/01/25	470	474,866
4.50%, 08/01/31	1,237	1,251,174
4.50%, 08/01/34	395	400,016
4.50%, 09/15/37	4,200	4,244,404
4.50%, 09/01/40	3,049	3,113,163
4.50%, 12/01/40	1,753	1,789,856
4.50%, 01/01/41	3,610	3,686,358
4.50%, 05/01/41	2,391	2,441,463
4.50%, 06/01/41	14,377	14,598,354
4.50%, 08/01/41	4,756	4,855,701
4.50%, 09/01/41	1,632	1,666,284
4.50%, 01/01/42	1,617	1,650,890
4.50%, 09/01/42	1,454	1,485,108
4.50%, 08/01/43	2,404	2,454,335
4.50%, 12/01/43	78	80,205
4.50%, 03/01/44	15	15,450
4.50%, 04/01/44	4,276	4,359,872
4.50%, 06/01/44	846	864,213
4.50%, 12/01/44	288	293,564
4.50%, 02/01/45	1,736	1,769,802
4.50%, 08/01/45	2,375	2,421,570
4.50%, 10/01/45	442	450,993
4.50%, 11/01/45	192	194,782
4.50%, 12/01/45	785	797,748
4.50%, 01/01/46	75	76,183
4.50%, 02/01/46	8,832	9,017,601
4.50%, 03/01/46	1,530	1,560,902
4.50%, 04/01/46	289	293,760
4.50%, 05/01/46	164	166,859
4.50%, 06/01/46	5	4,822
4.50%, 07/01/46	28	28,063
4.50%, 08/01/46	2,101	2,135,656
4.50%, 09/01/46	837	855,032
4.50%, 10/01/46	1,051	1,067,891
4.50%, 01/01/47	424	428,712
4.50%, 02/01/47	151	153,016
4.50%, 03/01/47	2,003	2,022,750
4.50%, 04/01/47	5,876	5,933,543
4.50%, 06/01/47	3,409	3,434,548
4.50%, 07/01/47	25	25,325
4.50%, 08/01/47	300	302,395
4.50%, 10/01/47	7,719	7,824,133
4.50%, 01/01/48	11,474	11,560,212
4.50%, 02/01/48	1,128	1,140,522
4.50%, 03/01/48	6,396	6,453,769

98	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/01/48	$3,124	$3,142,443
4.50%, 05/01/48	6,319	6,374,060
4.50%, 06/01/48	4,060	4,119,860
4.50%, 07/01/48	2,386	2,400,573
4.50%, 08/01/48	11,076	11,186,758
4.50%, 09/01/48	321	321,885
4.50%, 10/01/48	14,180	14,277,046
4.50%, 11/01/48	5,500	5,533,138
4.50%, 12/01/48	20,450	20,614,893
4.50%, 01/01/49	6,378	6,416,054
4.50%, 02/01/49	8,015	8,066,807
4.50%, 03/01/49	842	854,585
4.50%, 04/01/49	14,388	14,531,586
4.50%, 05/01/49	12,657	12,713,957
4.50%, 07/01/49	815	819,002
4.50%, 08/01/49	178	178,113
4.50%, 06/01/52	49,610	49,343,461
4.50%, 09/14/52(i)	171,509	170,463,867
5.00%, 07/01/23	52	51,921
5.00%, 12/01/23	4	3,860
5.00%, 09/01/33	106	109,241
5.00%, 11/01/33	3,029	3,127,783
5.00%, 06/01/35	147	151,557
5.00%, 10/01/35	49	50,988
5.00%, 12/01/36	43	44,293
5.00%, 09/15/37	975	996,582
5.00%, 05/01/39	32	33,487
5.00%, 06/01/39	616	635,746
5.00%, 12/01/39	89	92,845
5.00%, 01/01/40	2	2,204
5.00%, 03/01/40	1,549	1,617,448
5.00%, 04/01/40	267	279,240
5.00%, 05/01/40	15	15,986
5.00%, 06/01/40	134	139,537
5.00%, 07/01/40	977	1,020,807
5.00%, 08/01/40	1,338	1,395,533
5.00%, 09/01/40	10	10,412
5.00%, 10/01/40	35	36,934
5.00%, 04/01/41	654	682,933
5.00%, 05/01/41	2,550	2,663,291
5.00%, 06/01/41	634	662,138
5.00%, 08/01/41	1,228	1,282,929
5.00%, 10/01/41	3,023	3,156,962
5.00%, 01/01/42	15,510	16,196,943
5.00%, 05/01/42	5,735	5,989,054
5.00%, 09/01/47	481	490,985
5.00%, 02/01/48	2,010	2,051,093
5.00%, 03/01/48	1,624	1,657,022
5.00%, 04/01/48	2,626	2,679,139
5.00%, 05/01/48	2,279	2,329,743
5.00%, 07/01/48	2,904	2,962,701
5.00%, 09/01/48	1,997	2,037,748
5.00%, 01/01/49	151	153,628
5.00%, 04/01/49	7,703	7,867,113
5.00%, 05/01/49	35	35,363
5.00%, 06/01/49	302	307,651
5.00%, 09/01/49	67	68,407
5.00%, 10/01/49	182	185,890
5.00%, 09/15/52(i)	85,817	86,601,547
5.50%, 05/01/33	1,131	1,187,231

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 11/01/33	$2,284	$2,396,361
5.50%, 09/01/34	3,368	3,542,899
5.50%, 09/01/36	257	270,153
5.50%, 03/01/38	210	222,682
5.50%, 06/01/38	5,481	5,804,256
5.50%, 11/01/38	482	509,861
5.50%, 07/01/40	1,437	1,521,932
5.50%, 09/01/41	35,643	37,417,439
5.50%, 01/01/47	2,786	2,946,428
5.50%, 12/01/48	269	278,698
5.50%, 09/15/52(i)	43,860	44,846,850
6.00%, 03/01/34	1,893	2,010,874
6.00%, 05/01/34	160	170,639
6.00%, 08/01/34	312	333,284
6.00%, 11/01/34	101	107,567
6.00%, 09/01/36	441	472,811
6.00%, 08/01/37	1,038	1,114,163
6.00%, 03/01/38	334	357,878
6.00%, 05/01/38	167	179,245
6.00%, 09/01/38	135	144,971
6.00%, 06/01/39	2,693	2,878,636
6.00%, 10/01/39	173	185,236
6.00%, 07/01/41	1,492	1,596,068
6.00%, 02/01/49	7,196	7,708,863
6.50%, 08/01/36	22	23,748
6.50%, 09/01/36	199	216,181
6.50%, 10/01/36	27	29,246
6.50%, 12/01/36	35	37,988
6.50%, 07/01/37	49	52,764
6.50%, 08/01/37	2,115	2,300,229
6.50%, 10/01/37	85	91,819
6.50%, 11/01/37	19	20,523
6.50%, 12/01/37	633	686,735
6.50%, 06/01/38	16	16,955
6.50%, 10/01/39	599	653,839
6.50%, 05/01/40	19	20,851
7.00%, 04/01/37	769	848,041

		23,972,204,106

U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks
0.50%, 04/14/25	7,000	6,471,990
1.50%, 08/15/24	1,000	962,700
2.00%, 09/09/22	2,000	1,999,360
2.13%, 03/10/23	290	288,051
2.13%, 12/14/29	70	63,331
2.50%, 12/08/23	1,000	986,140
2.75%, 12/13/24	250	245,163
2.88%, 09/13/24	1,000	985,590
3.00%, 12/09/22	30,510	30,497,491
3.13%, 06/13/25	980	966,790
3.25%, 11/16/28	25,470	25,338,065
5.50%, 07/15/36	7,900	9,376,431
Federal Home Loan Mortgage Corp.
2.75%, 06/19/23	6,935	6,891,726
6.25%, 07/15/32	73,453	90,207,629
6.75%, 03/15/31	21,820	27,020,579
Tennessee Valley Authority
1.50%, 09/15/31	1,000	829,570
3.50%, 12/15/42	525	472,175
4.63%, 09/15/60	1,000	1,086,830

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
4.88%, 01/15/48	$8,035	$8,711,627
5.25%, 09/15/39	347	392,707
5.50%, 06/15/38	10,000	11,574,900
5.88%, 04/01/36	95	113,100
6.15%, 01/15/38	3,553	4,365,784
7.13%, 05/01/30	3,556	4,388,282
Series B, 4.70%, 07/15/33	1,500	1,596,765
Series E, 6.75%, 11/01/25	7,000	7,648,480

		243,481,256

U.S. Government Obligations — 40.7%
U.S. Treasury Bonds
2.75%, 08/15/32	60,000	57,900,000
3.13%, 08/31/29	100,000	99,046,875
3.25%, 08/31/24	70,000	69,704,688
U.S. Treasury Note/Bond
0.13%, 09/15/23	51,200	49,458,000
0.13%, 10/15/23	66,500	64,065,996
0.13%, 12/15/23	109,700	105,114,883
0.13%, 01/15/24	96,000	91,702,500
0.13%, 02/15/24	75,500	71,931,446
0.25%, 09/30/23	469,600	453,604,250
0.25%, 11/15/23	268,500	258,410,275
0.25%, 03/15/24	378,400	360,115,595
0.25%, 05/15/24	141,870	134,322,073
0.25%, 06/15/24	439,076	414,618,097
0.25%, 05/31/25	44,110	40,377,881
0.25%, 06/30/25	4,100	3,746,055
0.25%, 07/31/25	184,800	168,297,938
0.25%, 08/31/25	350,350	318,161,594
0.25%, 09/30/25	116,300	105,387,790
0.25%, 10/31/25	164,300	148,434,781
0.38%, 10/31/23	189,000	182,385,000
0.38%, 04/15/24	67,910	64,588,777
0.38%, 07/15/24	32,585	30,775,005
0.38%, 08/15/24	53,250	50,156,924
0.38%, 09/15/24	5,000	4,696,094
0.38%, 04/30/25	44,000	40,528,125
0.38%, 11/30/25	497,800	450,392,331
0.38%, 12/31/25	360,900	325,740,447
0.38%, 01/31/26	712,200	641,146,925
0.38%, 07/31/27	119,700	103,783,641
0.38%, 09/30/27	155,000	133,602,735
0.50%, 11/30/23	143,930	138,735,027
0.50%, 02/28/26	184,700	166,648,462
0.50%, 04/30/27	93,800	82,258,204
0.50%, 05/31/27	98,400	86,100,000
0.50%, 06/30/27	136,900	119,552,203
0.50%, 08/31/27	165,023	143,556,683
0.50%, 10/31/27	208,200	180,239,392
0.63%, 10/15/24	12,820	12,078,844
0.63%, 07/31/26	60,000	53,835,938
0.63%, 03/31/27	45,600	40,316,813
0.63%, 11/30/27	375,600	326,537,250
0.63%, 12/31/27	187,400	162,510,937
0.63%, 05/15/30	260,800	214,997,000
0.63%, 08/15/30	441,000	361,826,719
0.75%, 12/31/23	402,950	388,673,606
0.75%, 11/15/24	70,650	66,571,067
0.75%, 03/31/26	20,500	18,627,774
0.75%, 05/31/26	42,800	38,744,031

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.75%, 08/31/26	$227,900	$205,127,806
0.75%, 01/31/28	506,300	441,272,094
0.88%, 01/31/24	20,400	19,661,297
0.88%, 06/30/26	170,000	154,341,407
0.88%, 09/30/26	190,610	172,174,439
0.88%, 11/15/30	163,800	136,926,562
1.00%, 12/15/24	165,200	156,217,250
1.00%, 07/31/28	200,000	174,828,126
1.13%, 01/15/25	110,000	104,113,282
1.13%, 02/28/25	44,600	42,101,703
1.13%, 10/31/26	141,100	128,566,352
1.13%, 02/28/27	40,300	36,553,359
1.13%, 02/29/28	122,340	108,710,559
1.13%, 08/31/28	273,600	240,661,126
1.13%, 02/15/31	277,200	235,749,937
1.13%, 05/15/40	156,500	106,591,172
1.13%, 08/15/40	48,000	32,392,500
1.25%, 08/31/24	141,550	135,545,184
1.25%, 11/30/26	144,900	132,583,500
1.25%, 12/31/26	133,400	121,894,250
1.25%, 03/31/28	170,000	151,791,407
1.25%, 04/30/28	129,100	115,090,633
1.25%, 05/31/28	110,000	97,960,157
1.25%, 06/30/28	232,175	206,327,394
1.25%, 09/30/28	317,000	280,396,406
1.25%, 08/15/31	388,900	331,051,125
1.25%, 05/15/50	205,900	127,336,281
1.38%, 09/30/23	77,800	76,073,813
1.38%, 08/31/26	22,500	20,789,649
1.38%, 10/31/28	185,000	164,722,267
1.38%, 12/31/28	95,430	84,880,512
1.38%, 11/15/31	400,250	342,964,219
1.38%, 11/15/40	294,800	207,511,562
1.38%, 08/15/50	16,000	10,232,500
1.50%, 02/29/24	82,650	80,277,041
1.50%, 09/30/24	103,300	99,240,633
1.50%, 10/31/24	105,100	100,838,524
1.50%, 11/30/24	290,100	277,770,750
1.50%, 02/15/25	103,000	98,187,969
1.50%, 08/15/26	448,500	416,369,182
1.50%, 01/31/27	245,280	226,328,289
1.50%, 11/30/28	284,200	254,669,844
1.50%, 02/15/30	35,485	31,476,304
1.63%, 10/31/23	18,700	18,309,199
1.63%, 02/15/26	207,890	195,302,911
1.63%, 05/15/26	250,000	234,277,345
1.63%, 09/30/26	24,500	22,848,164
1.63%, 10/31/26	76,300	71,018,609
1.63%, 11/30/26	21,200	19,727,594
1.63%, 08/15/29	74,000	66,576,875
1.63%, 05/15/31	294,910	260,534,553
1.63%, 11/15/50	229,500	157,064,062
1.75%, 06/30/24	151,540	146,928,685
1.75%, 07/31/24	69,380	67,190,194
1.75%, 12/31/24	140,400	135,003,375
1.75%, 03/15/25	27,900	26,731,688
1.75%, 12/31/26	25,200	23,550,188
1.75%, 01/31/29	170,700	155,203,641
1.75%, 08/15/41	271,420	201,741,397
1.88%, 08/31/24	73,600	71,366,125

100	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.88%, 06/30/26	$5,000	$4,723,828
1.88%, 07/31/26	24,900	23,497,430
1.88%, 02/28/27	118,100	110,755,656
1.88%, 02/28/29	109,200	100,114,219
1.88%, 02/15/32	432,760	387,049,725
1.88%, 02/15/41	120,200	92,122,031
1.88%, 02/15/51	625,700	456,663,234
1.88%, 11/15/51	233,450	170,126,687
2.00%, 04/30/24	290,500	283,668,712
2.00%, 05/31/24	213,750	208,431,299
2.00%, 06/30/24	115,594	112,600,296
2.00%, 02/15/25	180,068	173,793,756
2.00%, 08/15/25	326,715	313,059,336
2.00%, 11/15/26	141,000	133,123,829
2.00%, 11/15/41	43,000	33,405,625
2.00%, 02/15/50	2,000	1,513,125
2.00%, 08/15/51	481,600	361,952,500
2.13%, 11/30/23	83,200	81,835,000
2.13%, 02/29/24	89,950	88,182,623
2.13%, 03/31/24	224,000	219,371,251
2.13%, 07/31/24	215,509	210,188,622
2.13%, 09/30/24	100,000	97,359,375
2.13%, 11/30/24	76,050	73,821,973
2.13%, 05/15/25	265,800	256,434,704
2.13%, 05/31/26	28,500	27,181,875
2.25%, 12/31/23	206,930	203,583,555
2.25%, 01/31/24	153,700	151,094,305
2.25%, 03/31/24	88,170	86,482,372
2.25%, 04/30/24	185,395	181,737,794
2.25%, 11/15/24	234,966	228,926,641
2.25%, 12/31/24	75,300	73,229,250
2.25%, 11/15/25	159,829	153,810,439
2.25%, 03/31/26	19,000	18,235,547
2.25%, 02/15/27	119,206	113,515,681
2.25%, 08/15/27	146,750	139,366,641
2.25%, 11/15/27	282,450	267,577,242
2.25%, 05/15/41	313,400	255,616,875
2.25%, 08/15/46	118,960	93,141,962
2.25%, 08/15/49	106,500	85,349,766
2.25%, 02/15/52	208,000	166,302,500
2.38%, 02/29/24	129,500	127,420,918
2.38%, 08/15/24	259,717	254,370,481
2.38%, 04/30/26	17,500	16,871,094
2.38%, 05/15/27	180,870	172,942,808
2.38%, 03/31/29	184,200	173,723,625
2.38%, 05/15/29	161,600	152,383,750
2.38%, 02/15/42	51,000	42,298,125
2.38%, 11/15/49	229,400	189,111,625
2.38%, 05/15/51	113,000	93,066,094
2.50%, 01/31/24	17,600	17,359,375
2.50%, 04/30/24	175,500	172,709,824
2.50%, 05/15/24	17,850	17,562,029
2.50%, 05/31/24	232,640	228,795,987
2.50%, 01/31/25	15,340	14,988,858
2.50%, 02/28/26	42,350	41,003,403
2.50%, 03/31/27	49,200	47,374,219
2.50%, 02/15/45	50,824	42,017,154
2.50%, 02/15/46	152,800	125,964,500
2.50%, 05/15/46	123,517	101,766,428
2.63%, 12/31/23	100,000	98,933,594

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.63%, 03/31/25	$5,000	$4,894,531
2.63%, 12/31/25	46,500	45,272,109
2.63%, 01/31/26	42,300	41,156,578
2.63%, 05/31/27	150,000	145,277,344
2.63%, 02/15/29	211,491	202,833,087
2.63%, 07/31/29	137,500	131,828,125
2.75%, 11/15/23	120,760	119,712,785
2.75%, 02/15/24	151,765	150,182,138
2.75%, 02/28/25	90,500	88,887,969
2.75%, 05/15/25	150,000	147,117,187
2.75%, 06/30/25	221,900	217,531,344
2.75%, 08/31/25	183,108	179,259,872
2.75%, 04/30/27	100,000	97,335,938
2.75%, 02/15/28	253,702	245,813,453
2.75%, 05/31/29	285,900	275,938,172
2.75%, 08/15/42	106,523	93,573,798
2.75%, 11/15/42	118,580	103,961,309
2.75%, 08/15/47	229,000	199,051,094
2.75%, 11/15/47	89,500	77,906,953
2.88%, 09/30/23	90,000	89,441,015
2.88%, 10/31/23	81,600	81,054,937
2.88%, 11/30/23	180,200	178,876,656
2.88%, 04/30/25	48,000	47,231,250
2.88%, 05/31/25	146,800	144,391,562
2.88%, 06/15/25	170,000	167,197,657
2.88%, 07/31/25	183,900	180,796,687
2.88%, 11/30/25	80,400	78,898,782
2.88%, 05/15/28	252,994	246,471,498
2.88%, 08/15/28	219,930	214,105,293
2.88%, 04/30/29	156,920	152,629,219
2.88%, 05/15/32	548,400	534,690,000
2.88%, 05/15/43	90,184	80,376,490
2.88%, 08/15/45	183,125	161,922,559
2.88%, 11/15/46	54,000	47,857,500
2.88%, 05/15/49	42,000	38,213,438
2.88%, 05/15/52	162,000	149,394,375
3.00%, 06/30/24	144,620	143,371,523
3.00%, 07/31/24(b)	314,400	311,673,564
3.00%, 07/15/25	62,100	61,275,234
3.00%, 09/30/25	173,100	170,652,259
3.00%, 10/31/25	127,600	125,765,750
3.00%, 05/15/42	43,150	39,650,805
3.00%, 11/15/44	99,727	90,206,188
3.00%, 05/15/45	121,400	109,734,219
3.00%, 11/15/45	65,100	58,895,156
3.00%, 02/15/47	99,300	90,083,719
3.00%, 05/15/47	162,118	147,299,402
3.00%, 02/15/48	98,550	90,296,437
3.00%, 08/15/48	91,800	84,570,750
3.00%, 02/15/49	19,300	17,952,016
3.00%, 08/15/52	72,000	68,265,000
3.13%, 08/31/27	9,200	9,118,781
3.13%, 11/15/28	187,515	185,141,763
3.13%, 11/15/41	53,900	50,724,953
3.13%, 02/15/42	71,800	67,458,344
3.13%, 02/15/43	58,700	54,554,313
3.13%, 08/15/44	60,519	55,970,619
3.13%, 05/15/48	49,280	46,392,500
3.25%, 06/30/29	145,480	144,934,450
3.25%, 05/15/42	132,100	126,403,187

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.38%, 05/15/44	$84,200	$81,239,844
3.38%, 11/15/48	45,550	45,130,086
3.50%, 02/15/39	4,000	4,098,750
3.63%, 08/15/43	89,600	90,034,000
3.63%, 02/15/44	83,950	84,199,227
3.75%, 08/15/41	52,000	53,657,500
3.75%, 11/15/43	36,600	37,469,250
3.88%, 08/15/40	80,516	85,208,573
4.25%, 05/15/39	6,040	6,778,013
4.25%, 11/15/40	28,889	32,084,846
4.38%, 02/15/38	32,000	36,530,000
4.38%, 11/15/39	50,933	57,888,538
4.38%, 05/15/40	40,403	45,781,649
4.38%, 05/15/41	15,949	17,967,545
4.50%, 02/15/36	27,685	31,902,637
4.50%, 05/15/38	7,000	8,091,563
4.50%, 08/15/39	50,207	57,981,240
4.63%, 02/15/40	45,950	53,804,578
4.75%, 02/15/37	21,977	26,018,708
4.75%, 02/15/41	91,158	107,922,526
5.00%, 05/15/37	53,658	65,068,709
5.25%, 11/15/28	29,377	32,431,749
5.25%, 02/15/29	100,090	111,037,344
5.50%, 08/15/28	97,000	107,942,812
6.00%, 02/15/26	9,468	10,222,481
6.13%, 08/15/29	14,600	17,143,594
6.50%, 11/15/26	26,950	30,135,574
6.63%, 02/15/27	28,800	32,526,000
6.75%, 08/15/26	14,400	16,146,000
6.88%, 08/15/25	6,265	6,836,681

		33,480,044,467

Total U.S. Government & Agency Obligations —70.2% (Cost: $62,993,673,473)		57,695,729,829

Total Long-Term Investments — 99.5% (Cost: $90,289,331,134)		81,839,594,504

Short-Term Securities

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.42%(j)(k)	4,017,757	4,018,962,816
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(j)(k)(l)	1,285,959	1,285,958,735

Total Short-Term Securities — 6.5% (Cost: $5,303,337,074)		5,304,921,551

Total Investments Before TBA Sales Commitments — 106.0% (Cost: $95,592,668,208)		87,144,516,055

Security	Par (000)	Value

TBA Sales Commitments(i)

Mortgage-Backed Securities — (0.5)%
Government National Mortgage Association
3.00%, 09/21/52	(35,382)	$(33,207,942)
3.50%, 09/21/52	(14,512)	(13,992,175)
Uniform Mortgage-Backed Securities
2.00%, 09/14/52	(134,197)	(115,438,251)
2.50%, 09/14/52	(43,932)	(39,223,039)
3.00%, 09/19/37	(27,040)	(26,189,719)
3.00%, 09/14/52	(32,693)	(30,258,904)
4.00%, 09/14/52	(128,881)	(125,789,869)
4.50%, 09/14/52	(23,000)	(22,859,844)

Total TBA Sales Commitments — (0.5)% (Proceeds: $(415,303,773))		(406,959,743)

Total Investments, Net of TBA Sales Commitments — 105.5% (Cost: $95,177,364,435)		86,737,556,312

Liabilities in Excess of Other Assets — (5.5)%		(4,490,062,303)

Net Assets — 100.0%		$82,247,494,009

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Rounds to less than 1,000.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

102	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Core U.S. Aggregate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,479,130,793	$—		$(2,459,831,747	)(a)	$(1,917,680)	$1,581,450	$4,018,962,816	4,017,757	$24,221,303		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,145,114,050	140,844,685	(a)	—		—	—	1,285,958,735	1,285,959	1,336,983	(b)	—

						$(1,917,680)	$1,581,450	$5,304,921,551		$25,558,286		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$272,373,097	$—	$272,373,097
Collaterized Mortgage Obligations	—	886,800,084	—	886,800,084
Corporate Bonds & Notes	—	20,545,082,722	—	20,545,082,722
Foreign Government Obligations	—	1,916,799,612	—	1,916,799,612
Municipal Debt Obligations	—	522,809,160	—	522,809,160
U.S. Government & Agency Obligations	—	57,695,729,829	—	57,695,729,829
Money Market Funds	5,304,921,551	—	—	5,304,921,551

	5,304,921,551	81,839,594,504	—	87,144,516,055

Liabilities
TBA Sales Commitments	—	(406,959,743)	—	(406,959,743)

	$5,304,921,551	$81,432,634,761	$—	$86,737,556,312

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	103

Statement of Assets and Liabilities  (unaudited)

August 31, 2022

iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$81,839,594,504
Investments, at value — affiliated(c)	5,304,921,551
Cash	112,217
Cash pledged as collateral for TBA commitments	72,960,000
Receivables:
Investments sold	370,061,049
Securities lending income — affiliated	176,214
TBA sales commitments(d)	415,303,773
Due from custodian	2,219,000
Capital shares sold	87,360,537
Dividends — unaffiliated	8,082,766
Dividends — affiliated	176
Interest — unaffiliated	426,287,932

Total assets	88,527,079,719

LIABILITIES
Cash received as collateral for TBA commitments	1,743,000
Collateral on securities loaned, at value	1,285,858,735
TBA sales commitments, at value(d)	406,959,743
Payables:
Investments purchased	4,583,207,965
Investment advisory fees	1,816,267

Total liabilities	6,279,585,710

NET ASSETS	$82,247,494,009

NET ASSETS CONSIST OF
Paid-in capital	$91,327,904,066
Accumulated loss	(9,080,410,057)

NET ASSETS	$82,247,494,009

NET ASSET VALUE

Shares outstanding	816,000,000

Net asset value	$100.79

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$90,289,331,134
(b) Securities loaned, at value	$1,241,494,404
(c) Investments, at cost — affiliated	$5,303,337,074
(d) Proceeds from TBA sales commitments	$415,303,773

See notes to financial statements.

104	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations  (unaudited)

Six Months Ended August 31, 2022

iShares Core U.S. Aggregate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$24,226,240
Interest — unaffiliated	892,679,222
Securities lending income — affiliated — net	1,332,046

Total investment income	918,237,508

EXPENSES
Investment advisory fees	13,253,534

Total expenses	13,253,534

Less:
Investment advisory fees waived	(2,091,705)

Total expenses after fees waived	11,161,829

Net investment income	907,075,679

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(457,347,640)
Investments — affiliated	(1,917,680)
In-kind redemptions — unaffiliated(a)	(150,273,137)

(609,538,457)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(7,122,982,589)
Investments — affiliated	1,581,450

(7,121,401,139)

Net realized and unrealized loss	(7,730,939,596)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,823,863,917)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	105

Statements of Changes in Net Assets

	iShares Core U.S. Aggregate Bond ETF
	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$907,075,679	$1,539,950,792
Net realized gain (loss)	(609,538,457)	27,489,848
Net change in unrealized appreciation (depreciation)	(7,121,401,139)	(4,048,941,341)

Net decrease in net assets resulting from operations	(6,823,863,917)	(2,481,500,701)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(859,738,984)	(1,536,535,082)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,008,635,613	5,982,209,116

NET ASSETS
Total increase (decrease) in net assets	(5,674,967,288)	1,964,173,333
Beginning of period	87,922,461,297	85,958,287,964

End of period	$82,247,494,009	$87,922,461,297

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

106	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of period	$110.34		$115.40	$116.32	$107.07	$106.72	$108.75

Net investment income(a)	1.13		1.99	2.38	3.02	2.96	2.58
Net realized and unrealized gain (loss)(b)	(9.61)		(5.06)	(0.82)	9.24	0.31	(2.05)

Net increase (decrease) from investment operations	(8.48)		(3.07)	1.56	12.26	3.27	0.53

Distributions from net investment income(c)	(1.07)		(1.99)	(2.48)	(3.01)	(2.92)	(2.56)

Net asset value, end of period	$100.79		$110.34	$115.40	$116.32	$107.07	$106.72

Total Return(d)
Based on net asset value	(7.71	)%(e)	(2.68)%	1.31%	11.61%	3.13%	0.47%

Ratios to Average Net Assets(f)
Total expenses	0.03	%(g)	0.04%	0.04%	0.05%	0.05%	0.05%

Total expenses after fees waived	0.03	%(g)	0.03%	0.03%	0.05%	0.04%	0.04%

Net investment income	2.17	%(g)	1.74%	2.03%	2.70%	2.80%	2.37%

Supplemental Data
Net assets, end of period (000)	$82,247,494		$87,922,461	$85,958,288	$76,413,081	$58,023,694	$54,713,948

Portfolio turnover rate(h)(i)	59	%(e)	163%	179%	108%	146%	252%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	107

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core U.S. Aggregate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

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Notes to Financial Statements  (unaudited) (continued)

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements  (unaudited) (continued)

specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements  (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core U.S. Aggregate Bond
Barclays Bank PLC	$103,314,871	$(103,314,871)	$—	$—
Barclays Capital, Inc.	199,613,030	(199,613,030)	—	—
BMO Capital Markets Corp.	10,380,430	(10,380,430)	—	—
BNP Paribas SA	107,677,162	(107,677,162)	—	—
BofA Securities, Inc.	77,212,553	(77,212,553)	—	—
Citadel Clearing LLC	11,153,479	(11,153,479)	—	—
Citigroup Global Markets, Inc	117,171,812	(117,171,812)	—	—
Credit Suisse Securities (USA) LLC	17,738,783	(17,738,783)	—	—
Deutsche Bank Securities, Inc.	44,259,678	(44,259,678)	—	—
Goldman Sachs & Co. LLC	82,080,161	(82,080,161)	—	—
HSBC Securities (USA), Inc.	19,067,821	(19,067,821)	—	—
J.P. Morgan Securities LLC	171,522,756	(171,522,756)	—	—
Jefferies LLC	2,274,080	(2,274,080)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	37,914,420	(37,914,420)	—	—
Morgan Stanley	55,463,378	(55,463,378)	—	—
Nomura Securities International, Inc.	24,099,486	(24,099,486)	—	—
Pershing LLC	1,934,300	(1,934,300)	—	—
RBC Capital Markets LLC	97,894,080	(97,894,080)	—	—
Scotia Capital (USA), Inc.	3,176,144	(3,176,144)	—	—
State Street Bank & Trust Co.	2,286,544	(2,286,544)	—	—
Toronto-Dominion Bank	17,725,395	(17,725,395)	—	—
UBS AG	411,085	(411,085)	—	—
Wells Fargo Bank N.A.	21,178	(21,178)	—	—
Wells Fargo Securities LLC	37,101,778	(37,101,778)	—	—

	$1,241,494,404	$(1,241,494,404)	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

Effective March 31, 2022, for its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.03%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to March 31, 2022, BFA was entitled to an annual investment advisory fee of 0.04%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended August 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived
Core U.S. Aggregate Bond	$2,091,705

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Notes to Financial Statements  (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended August 31, 2022, the Fund paid BTC $499,746 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2022, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core U.S. Aggregate Bond	$173,556,832	$26,910,285	$(6,696,711)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales
Core U.S. Aggregate Bond	$48,101,337,361	$47,204,033,434	$1,701,501,210	$1,868,764,311

For the six months ended August 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Aggregate Bond	$5,288,214,638	$3,716,995,278

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Notes to Financial Statements  (unaudited) (continued)

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of February 28, 2022, the Fund had non-expiring capital loss carryforwards of $(184,632,391) available to offset future realized capital gains.

As of August 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Aggregate Bond	$95,621,261,262	$19,391,744	$(8,487,792,922)	$(8,468,401,178)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	08/31/22		02/28/22

iShares ETF	Shares	Amount	Shares	Amount

Core U.S. Aggregate Bond
Shares sold	68,600,000	$7,169,344,928	126,600,000	$14,457,271,164
Shares redeemed	(49,400,000)	(5,160,709,315)	(74,700,000)	(8,475,062,048)

	19,200,000	$2,008,635,613	51,900,000	$5,982,209,116

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Core U.S. Aggregate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	115

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

116	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core U.S. Aggregate Bond	$1.074015	$—	$—	$1.074015	100%	—%	—%	100%

S U P P L E M E N T A L I N F O R M A T I O N	117

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

118	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	119

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-211-0822

AUGUST 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares High Yield Bond Factor ETF | HYDB | Cboe BZX

•  iShares Investment Grade Bond Factor ETF | IGEB | Cboe BZX

•  iShares USD Bond Factor ETF | USBF | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we are likely to see a period of slowing growth paired with relatively high inflation.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(8.84)%	(11.23)%

U.S. small cap equities (Russell 2000® Index)	(9.31)	(17.88)

International equities (MSCI Europe, Australasia, Far East Index)	(13.97)	(19.80)

Emerging market equities (MSCI Emerging Markets Index)	(13.30)	(21.80)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.36	0.39

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(9.71)	(13.27)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(7.76)	(11.52)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(5.72)	(8.63)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.78)	(10.61)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2022	iShares® High Yield Bond Factor ETF

Investment Objective

The iShares High Yield Bond Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock High Yield Defensive Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(6.61)%	(9.06)%	3.16%	3.47%	(9.06)%	16.85%	19.17%
Fund Market	(7.38)	(9.76)	2.90	3.36	(9.76)	15.34	18.55
Index	(6.16)	(8.64)	3.51	3.77	(8.64)	18.82	20.94
Bloomberg U.S. Corporate High Yield Index	(7.78)	(10.60)	2.58	2.76	(10.60)	13.60	15.00

The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.

The Bloomberg U.S. Corporate High Yield Index is an unmanaged index that measures the USD-denominated, high yield, fixed-rate corporate bond market.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/22)	(08/31/22)	the Period	(a)	(03/01/22)	(08/31/22)	the Period	(a)	Ratio

$ 1,000.00	$ 933.90	$ 1.71		$ 1,000.00	$ 1,023.40	$ 1.79		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

	Percent of
Moody’s Credit Rating*	Total Investments	(a)

Baa	2.7%
Ba	41.0
B	45.1
Caa	5.8
Not Rated	5.4

MATURITY ALLOCATION

	Percent of
Maturity	Total Investments	(a)

1-5 Years	55.1%
5-10 Years	39.0
10-15 Years	3.4
15-20 Years	0.3
More than 20 Years	2.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2022	iShares® Investment Grade Bond Factor ETF

Investment Objective

The iShares Investment Grade Bond Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated investment-grade corporate bonds, as represented by the BlackRock Investment Grade Enhanced Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(9.13)%	(14.70)%	1.45%	1.78%	(14.70)%	7.45%	9.47%
Fund Market	(9.50)	(14.89)	1.34	1.73	(14.89)	6.86	9.24
Index	(9.02)	(14.51)	1.60	1.92	(14.51)	8.26	10.28
Bloomberg U.S. Corporate Index	(9.41)	(14.91)	1.02	1.32	(14.91)	5.22	6.95

The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.

The Bloomberg U.S. Corporate Index is an unmanaged index that measures the USD-denominated, investment grade, fixed-rate, taxable corporate bond market.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/22)	(08/31/22)	the Period	(a)	(03/01/22)	(08/31/22)	the Period	(a)	Ratio

$ 1,000.00	$ 908.70	$ 0.87		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of
	Total Investments	(a)

Aaa	0.7%
Aa	3.6
A	15.6
Baa	77.0
Ba	3.1

MATURITY ALLOCATION

Maturity	Percent of
	Total Investments	(a)

1-5 Years	30.3%
5-10 Years	37.9
10-15 Years	4.8
15-20 Years	9.1
More than 20 Years	17.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2022	iShares® USD Bond Factor ETF

Investment Objective

The iShares USD Bond Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high-yield, as represented by the BlackRock USD Bond Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns

	6 Months	Since Inception

Fund NAV	(8.70)%	(11.84)%
Fund Market	(8.76)	(11.81)
Index	(8.58)	(11.74)

The inception date of the Fund was October 12, 2021. The first day of secondary market trading was October 14, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/22)	(08/31/22)	the Period	(a)	(03/01/22)	(08/31/22)	the Period	(a)	Ratio

$ 1,000.00	$ 913.00	$ 0.77		$ 1,000.00	$ 1,024.40	$ 0.82		0.16%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of
	Total Investments	(a)

Aaa	28.4%
Aa	18.7
A	11.4
Baa	35.0
Ba	2.3
B	1.2
Caa	0.1
Not Rated	2.9

MATURITY ALLOCATION

Maturity	Percent of
	Total Investments	(a)

1-5 Years	23.7%
5-10 Years	35.4
10-15 Years	1.2
15-20 Years	7.5
More than 20 Years	32.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) August 31, 2022	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)(b)	$790	$679,400

Aerospace & Defense — 3.3%
Bombardier Inc., 7.88%, 04/15/27 (Call 10/03/22)(a)	715	684,648
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	940	849,610
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)	235	230,093
7.50%, 04/15/25 (Call 10/03/22)(a)(b)	895	875,230
TransDigm Inc.
6.25%, 03/15/26 (Call 10/03/22)(a)	920	903,900
8.00%, 12/15/25 (Call 10/03/22)(a)	235	240,687
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 10/03/22)(b)	125	120,697

		3,904,865

Agriculture — 0.9%
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	885	767,118
10.50%, 11/01/26 (Call 10/03/22)(a)	264	255,503

		1,022,621

Airlines — 2.5%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	985	878,940
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	410	344,810
American Airlines Inc., 11.75%, 07/15/25(a)	730	806,654
Delta Air Lines Inc.
4.38%, 04/19/28 (Call 01/19/28)(b)	375	329,743
7.38%, 01/15/26 (Call 12/15/25)(b)	655	668,100

		3,028,247

Auto Manufacturers — 1.7%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)(b)	250	235,020
Ford Motor Co.
5.29%, 12/08/46 (Call 06/08/46)	530	425,325
9.00%, 04/22/25 (Call 09/01/22)(b)	100	111,872
9.63%, 04/22/30 (Call 01/22/30)	235	274,838
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	565	417,286
5.50%, 07/15/29 (Call 07/15/24)(a)	575	403,328
5.88%, 01/15/28 (Call 01/15/24)(a)	135	102,681

		1,970,350

Auto Parts & Equipment — 0.1%
Tenneco Inc., 7.88%, 01/15/29 (Call 01/15/24)(a)	175	173,951

Banks — 1.1%
Intesa Sanpaolo SpA
4.95%, 06/01/42 (Call 06/01/41)(a)(c)	460	300,112
5.02%, 06/26/24(a)	400	382,924
5.71%, 01/15/26(a)(b)	625	586,251

		1,269,287

Biotechnology — 0.3%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)	545	381,500

Chemicals — 2.5%
Avient Corp., 5.75%, 05/15/25 (Call 10/03/22)(a)	485	478,317
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	710	608,207
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	170	142,814

Security	Par (000)	Value

Chemicals (continued)
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 10/03/22)(a)	$515	$481,589
Sasol Financing USA LLC
5.50%, 03/18/31 (Call 03/18/30)	200	168,000
5.88%, 03/27/24 (Call 02/27/24)	930	933,720
Valvoline Inc., 4.25%, 02/15/30 (Call 02/15/25)(a)	125	121,863

		2,934,510

Coal — 0.5%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	530	439,821
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)	220	216,000

		655,821

Commercial Services — 6.2%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)	505	433,659
4.88%, 07/15/32(a)(b)	775	648,324
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	273	259,350
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)(b)	520	462,706
Graham Holdings Co., 5.75%, 06/01/26 (Call 09/12/22)(a)	129	126,931
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	225	208,397
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(a)	0	—
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	925	814,000
Nielsen Finance LLC/Nielsen Finance Co.
4.75%, 07/15/31 (Call 07/15/26)(a)	665	660,810
5.88%, 10/01/30 (Call 10/01/25)(a)	605	605,458
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	723	695,649
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	615	541,466
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 10/03/22)(a)	485	480,756
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 10/03/22)(a)(b)	675	639,495
9.25%, 04/15/25 (Call 03/16/25)(a)	340	334,999
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)(b)	395	369,171
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)	101	83,830

		7,365,001

Computers — 0.7%
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	515	443,508
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)(b)	450	375,435

		818,943

Cosmetics & Personal Care — 0.7%
Coty Inc., 5.00%, 04/15/26 (Call 04/15/23)(a)	470	445,325
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	500	442,420

		887,745

Diversified Financial Services — 4.5%
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(a)(b)	250	221,527
6.88%, 04/15/30 (Call 04/15/25)(a)	375	331,119
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 09/12/22)	220	215,600
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	685	654,175
goeasy Ltd., 5.38%, 12/01/24 (Call 10/03/22)(a)	510	482,409
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	620	488,221
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	650	515,440

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
OneMain Finance Corp.
6.63%, 01/15/28 (Call 07/15/27)	$70	$63,999
6.88%, 03/15/25(b)	610	592,935
7.13%, 03/15/26	920	856,971
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	230	198,172
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	0	—
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 4.00%, 10/15/33 (Call 10/15/27)(a)	310	230,983
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)(b)	530	441,466

		5,293,017

Electric — 3.1%
Drax Finco PLC, 6.63%, 11/01/25 (Call 09/12/22)(a)	471	458,047
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	655	469,380
Series C, 5.35%, 07/15/47 (Call 01/15/47)	309	284,280
Mercury Chile Holdco LLC, 6.50%, 01/24/27 (Call 01/24/24)(a)	225	200,250
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/23)(b)	425	400,609
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	1,010	896,845
5.25%, 07/01/30 (Call 07/01/25)(b)	185	159,933
Vistra Operations Co. LLC
5.50%, 09/01/26 (Call 09/12/22)(a)(b)	520	502,086
5.63%, 02/15/27 (Call 09/12/22)(a)	335	322,437

		3,693,867

Electrical Components & Equipment — 0.9%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	600	488,052
4.75%, 06/15/28 (Call 06/15/23)(a)(b)	655	544,921

		1,032,973

Electronics — 0.3%
Sensata Technologies BV, 4.88%, 10/15/23(a)(b)	320	322,862

Energy - Alternate Sources — 0.5%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 10/03/22)(a)(b)	650	631,377

Engineering & Construction — 1.6%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	800	776,000
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	225	203,758
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 10/03/22)(a)(b)	1,050	960,876

		1,940,634

Entertainment — 4.7%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)	910	782,600
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 09/12/22)(a)	905	883,651
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 10/03/22)(a)	915	897,528
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 10/03/22)(a)(b)	250	241,875
6.50%, 05/15/27 (Call 05/15/23)(a)	770	768,749
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)	1,025	838,697
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)	605	578,279

Security	Par (000)	Value

Entertainment (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 10/03/22)(a)(b)	$540	$538,199

		5,529,578

Environmental Control — 1.3%
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	743	645,385
5.13%, 12/15/26 (Call 12/15/22)(a)	325	314,085
Stericycle Inc., 5.38%, 07/15/24 (Call 09/16/22)(a)(b)	566	553,862

		1,513,332

Food — 0.8%
B&G Foods Inc.
5.25%, 04/01/25 (Call 10/03/22)(b)	870	774,201
5.25%, 09/15/27 (Call 10/03/22)	250	208,336

		982,537

Gas — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)(b)	480	474,067
5.75%, 05/20/27 (Call 02/20/27)	421	396,788
5.88%, 08/20/26 (Call 05/20/26)	90	85,666

		956,521

Health Care - Products — 0.0%
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(a)	2	2,130

Health Care - Services — 1.8%
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	390	286,952
4.63%, 06/01/30 (Call 06/01/25)(a)	1,115	897,620
Tenet Healthcare Corp., 6.25%, 02/01/27 (Call 10/03/22)(a)(b)	930	896,794

		2,081,366

Holding Companies - Diversified — 1.3%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	250	212,813
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27 (Call 11/15/26)	505	459,424
6.25%, 05/15/26 (Call 10/03/22)(b)	710	680,631
6.38%, 12/15/25 (Call 10/03/22)(b)	165	161,014

		1,513,882

Home Builders — 1.6%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	550	423,437
6.25%, 09/15/27 (Call 10/03/22)(a)	595	528,744
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 09/16/22)(a)	559	560,126
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	361	356,329

		1,868,636

Housewares — 0.4%
Newell Brands Inc., 5.75%, 04/01/46 (Call 10/01/45)	650	533,000

Insurance — 0.2%
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	211	213,161

Internet — 2.7%
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 09/12/22)(a)	675	526,500
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 09/12/22)(a)	940	927,780
TripAdvisor Inc., 7.00%, 07/15/25 (Call 09/12/22)(a)	460	451,762

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Uber Technologies Inc.
7.50%, 05/15/25 (Call 10/03/22)(a)	$350	$352,264
7.50%, 09/15/27 (Call 10/03/22)(a)(b)	935	936,192

		3,194,498

Iron & Steel — 1.8%
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 10/03/22)(b)	470	450,025
Mineral Resources Ltd.
8.13%, 05/01/27 (Call 10/03/22)(a)	618	619,310
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	455	458,330
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(b)	675	659,813

		2,187,478

Leisure Time — 3.5%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)	800	681,080
9.88%, 08/01/27 (Call 02/01/24)(a)	355	356,332
10.50%, 02/01/26 (Call 08/01/23)(a)(b)	655	674,647
10.50%, 06/01/30 (Call 06/01/25)(a)	125	114,375
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	960	870,072
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)	525	403,514
5.50%, 08/31/26 (Call 02/28/26)(a)	1,140	911,248
11.50%, 06/01/25 (Call 09/12/22)(a)(b)	85	90,211
11.63%, 08/15/27	18	17,643

		4,119,122

Lodging — 1.6%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	200	189,285
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)	595	483,722
6.63%, 07/31/26 (Call 04/30/26)(a)	600	581,442
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)	105	94,702
5.50%, 03/01/25 (Call 12/01/24)(a)	585	560,202

		1,909,353

Machinery — 1.0%
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)(b)	520	443,676
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(b)	880	761,200

		1,204,876

Manufacturing — 0.4%
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	545	504,425

Media — 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	1,079	821,508
4.50%, 06/01/33 (Call 06/01/27)(a)	950	745,750
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	945	864,675
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	1,030	890,919
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	200	171,275

		3,494,127

Mining — 4.5%
Arconic Corp.
6.00%, 05/15/25 (Call 10/03/22)(a)	200	196,250
6.13%, 02/15/28 (Call 02/15/23)(a)	855	802,570
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)	575	472,136
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(a)(b)	565	492,284
First Quantum Minerals Ltd.
6.88%, 03/01/26 (Call 09/12/22)(a)	530	508,633
7.50%, 04/01/25 (Call 09/12/22)(a)	905	890,747

Security	Par (000)	Value

Mining (continued)
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)(b)	$600	$593,712
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)(b)	410	389,930
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(a)	625	551,250
4.50%, 11/16/29 (Call 11/16/25)(a)	575	472,363

		5,369,875

Oil & Gas — 8.9%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	351	357,032
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/03/22)(a)	0	—
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	271	252,311
CNX Resources Corp., 7.25%, 03/14/27 (Call 10/03/22)(a)	635	630,396
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)(b)	410	399,496
Energean PLC, 6.50%, 04/30/27 (Call 10/30/23)(a)(b)	450	406,490
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	250	251,665
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	480	443,842
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	525	513,188
Kosmos Energy Ltd.
7.13%, 04/04/26 (Call 09/12/22)(a)	625	549,945
7.50%, 03/01/28 (Call 03/01/24)(a)	450	387,450
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 09/12/22)(a)	140	135,129
Matador Resources Co., 5.88%, 09/15/26 (Call 09/16/22)(b)	923	903,479
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	250	242,500
Occidental Petroleum Corp.
7.88%, 09/15/31	330	380,342
8.50%, 07/15/27 (Call 01/15/27)	271	303,507
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	335	283,399
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(b)	450	404,174
7.25%, 06/15/25 (Call 10/03/22)(b)	640	621,632
PDC Energy Inc., 5.75%, 05/15/26 (Call 10/03/22)	375	359,096
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 10/03/22)(b)	545	527,086
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	580	614,469
Tullow Oil PLC
7.00%, 03/01/25 (Call 10/03/22)(a)	200	158,500
10.25%, 05/15/26 (Call 05/15/23)(a)	975	906,360
W&T Offshore Inc., 9.75%, 11/01/23 (Call 10/03/22)(a)(b)	500	490,002

		10,521,490

Oil & Gas Services — 1.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	195	177,450
6.88%, 04/01/27 (Call 10/03/22)(a)	445	417,187
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)(b)	240	222,600
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	425	376,216
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26 (Call 10/03/22)	660	618,981
6.88%, 09/01/27 (Call 10/03/22)	375	346,665

		2,159,099

Packaging & Containers — 1.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/15/24)(a)	625	539,062
Berry Global Inc., 5.63%, 07/15/27 (Call 10/03/22)(a)(b)	485	473,602

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	$550	$472,291

		1,484,955

Pharmaceuticals — 0.5%
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	740	583,980

Pipelines — 3.6%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.75%, 03/01/27 (Call 09/16/22)(a)	495	469,012
7.88%, 05/15/26 (Call 05/15/23)(a)	520	529,100
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(a)	330	327,174
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	245	228,903
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	430	419,057
5.45%, 06/01/47 (Call 12/01/46)	210	160,388
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)	225	190,906
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(a)(b)	475	442,306
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	955	904,719
6.75%, 09/15/25 (Call 09/21/22)(a)(b)	245	237,001
Western Midstream Operating LP, 6.50%, 02/01/50 (Call 08/01/49)	365	315,907

		4,224,473

Real Estate — 1.3%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	595	589,794
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	765	570,728
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)	550	356,845

		1,517,367

Real Estate Investment Trusts — 5.1%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	520	421,200
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)(b)	105	89,958
5.75%, 05/15/26 (Call 09/12/22)(a)	990	923,170
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	170	141,222
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	75	68,812
5.63%, 07/15/32 (Call 07/15/26)(a)	200	175,795
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)(b)	90	79,156
5.88%, 10/01/28 (Call 10/01/23)(a)	640	587,904
7.50%, 06/01/25 (Call 10/03/22)(a)	305	307,714
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)	490	413,703
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	865	773,778
4.75%, 10/01/26 (Call 08/01/26)	475	386,198
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 10/03/22)(a)	385	380,340

Security	Par/ Shares (000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	$400	$334,234
6.50%, 02/15/29 (Call 02/15/24)(a)	670	510,460
XHR LP, 6.38%, 08/15/25 (Call 09/12/22)(a)	462	448,397

		6,042,041

Retail — 3.6%
Bath & Body Works Inc.
6.75%, 07/01/36(b)	565	487,558
6.88%, 11/01/35(b)	920	803,119
Carvana Co., 5.50%, 04/15/27 (Call 04/15/24)(a)(b)	780	505,557
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	261	262,620
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)(b)	495	428,602
5.63%, 01/01/30 (Call 01/01/25)(a)	545	487,775
Gap Inc. (The), 3.88%, 10/01/31 (Call 10/01/26)(a)(b)	155	107,495
Macy’s Retail Holdings LLC, 6.13%, 03/15/32 (Call 03/15/27)(a)(b)	260	215,906
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)(b)	290	195,547
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	330	250,442
4.75%, 02/15/27 (Call 11/15/26)(b)	585	483,169

		4,227,790

Software — 0.4%
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	525	438,101

Telecommunications — 7.7%
CommScope Inc., 8.25%, 03/01/27 (Call 10/03/22)(a)(b)	870	745,603
Consolidated Communications Inc., 6.50%, 10/01/28 (Call 10/01/23)(a)	800	643,760
Embarq Corp., 8.00%, 06/01/36	1,105	859,160
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	546	478,547
6.00%, 01/15/30 (Call 10/15/24)(a)	734	604,831
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	200	172,498
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	465	442,912
6.63%, 08/01/26	474	448,522
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	910	730,375
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	670	556,937
Lumen Technologies Inc.
4.50%, 01/15/29 (Call 01/15/24)(a)	25	18,650
5.38%, 06/15/29 (Call 06/15/24)(a)	910	710,601
Sprint Capital Corp., 8.75%, 03/15/32	340	410,455
Sprint Corp.
7.13%, 06/15/24	415	428,471
7.63%, 02/15/25 (Call 11/15/24)	735	768,994
ViaSat Inc.
5.63%, 09/15/25 (Call 09/12/22)(a)	580	509,389
5.63%, 04/15/27 (Call 09/12/22)(a)	590	542,800

		9,072,505

Total Long-Term Investments — 97.4% (Cost: $126,169,388)		115,456,669

Short-Term Securities

Money Market Funds — 22.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.42%(d)(e)(f)	24,175	24,182,077

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(d)(e)	2,190	$2,190,000

Total Short-Term Securities — 22.3% (Cost: $26,360,569)		26,372,077

Total Investments in Securities — 119.7% (Cost: $152,529,957)		141,828,746

Liabilities in Excess of Other Assets — (19.7)%		(23,330,498)

Net Assets — 100.0%		$118,498,248

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$16,908,997	$7,270,208	(a)	$—		$(8,472)	$11,344	$24,182,077	24,175	$64,268	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,590,000	—		(2,400,000	)(a)	—	—	2,190,000	2,190	8,744		—

						$(8,472)	$11,344	$26,372,077		$73,012		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$115,456,669	$—	$115,456,669
Money Market Funds	26,372,077	—	—	26,372,077

	$26,372,077	$115,456,669	$—	$141,828,746

See notes to financial statements.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2022	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.38%, 03/01/41 (Call 09/01/40)	$230	$165,868

Aerospace & Defense — 1.9%
Boeing Co. (The)
3.95%, 08/01/59 (Call 02/01/59)	470	326,512
5.71%, 05/01/40 (Call 11/01/39)	110	104,918
5.93%, 05/01/60 (Call 11/01/59)	840	802,183
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	985	968,235
Northrop Grumman Corp., 4.75%, 06/01/43	215	206,820
Raytheon Technologies Corp.
4.50%, 06/01/42	620	587,276
4.88%, 10/15/40	175	168,885

		3,164,829

Agriculture — 2.0%
Altria Group Inc.
4.80%, 02/14/29 (Call 11/14/28)	26	25,177
5.38%, 01/31/44	668	589,731
5.80%, 02/14/39 (Call 08/14/38)	693	640,938
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	591	542,924
4.91%, 04/02/30 (Call 01/02/30)	39	36,728
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)	90	85,256
Philip Morris International Inc., 6.38%, 05/16/38	675	698,357
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	271	249,875
5.85%, 08/15/45 (Call 02/15/45)	618	522,153

		3,391,139

Banks — 14.4%
Bank of America Corp.
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(a)	900	865,063
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	370	358,275
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	1,300	1,256,953
4.30%, (Call 01/28/25)(a)(b)(c)	950	796,219
4.45%, 03/03/26	240	239,024
5.13%, (Call 06/20/24)(a)(b)	860	823,352
6.50%, (Call 10/23/24)(a)(b)	470	472,937
Series FF, 5.88%, (Call 03/15/28)(a)(b)	850	770,312
Bank of New York Mellon Corp.
3.43%, 06/13/25 (Call 06/13/24)(a)	260	256,853
Series F, 4.63%, (Call 09/20/26)(a)(b)	890	818,747
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(a)	1,000	959,018
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	200	196,009
4.60%, 03/09/26	289	288,317
8.13%, 07/15/39	584	762,558
Fifth Third Bancorp., 3.65%, 01/25/24 (Call 12/25/23)	840	834,614
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(a)	810	776,818
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(a)	490	468,991
HSBC Holdings PLC
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	760	745,468
3.90%, 05/25/26	860	836,927

Security	Par (000)	Value

Banks (continued)
4.25%, 08/18/25	$240	$236,360
4.30%, 03/08/26(c)	770	760,916
4.95%, 03/31/30	260	252,249
Huntington Bancshares Inc., 2.49%, 08/15/36 (Call 08/15/31)(a)	310	234,206
JPMorgan Chase & Co.
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	820	816,281
5.00%, (Call 08/01/24)(a)(b)	920	851,000
6.10%, (Call 10/01/24)(a)(b)	830	817,093
6.75%, (Call 02/01/24)(a)(b)(c)	240	241,458
Series HH, 4.60%, (Call 02/01/25)(a)(b)(c)	941	827,139
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(a)	855	810,953
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	890	859,795
Natwest Group PLC, 3.03%, 11/28/35 (Call 08/28/30)(a)	910	713,606
State Street Corp., 2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)	850	820,949
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	225	192,712
Truist Financial Corp., Series N, 4.80%, (Call 09/01/24)(a)(b)	905	840,698
U.S. Bancorp, 5.30%, (Call 04/15/27)(a)(b)	910	809,900
Wells Fargo & Co.
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(a)	110	105,107
3.00%, 02/19/25	240	233,169
5.90%, (Call 06/15/24)(a)(b)(c)	890	837,269

		23,787,315

Beverages — 1.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	665	643,379
Anheuser-Busch InBev Worldwide Inc.
4.60%, 06/01/60 (Call 12/01/59)	190	168,542
5.45%, 01/23/39 (Call 07/23/38)	90	92,775
8.20%, 01/15/39	322	418,448
Keurig Dr Pepper Inc.
4.42%, 05/25/25 (Call 03/25/25)	104	104,714
4.60%, 05/25/28 (Call 02/25/28)	420	421,331
PepsiCo Inc., 2.63%, 10/21/41 (Call 04/21/41)	205	160,833

		2,010,022

Biotechnology — 3.0%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	354	318,478
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	450	447,303
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	1,030	841,386
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)	385	344,173
Gilead Sciences Inc.
4.80%, 04/01/44 (Call 10/01/43)	735	705,258
5.65%, 12/01/41 (Call 06/01/41)	340	358,900
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	235	192,833
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	1,025	810,570
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	640	581,794
2.15%, 09/02/31 (Call 06/02/31)	30	23,665
3.35%, 09/02/51 (Call 03/02/51)	255	170,425
3.55%, 09/02/50 (Call 03/02/50)	160	110,352

		4,905,137

Building Materials — 0.5%
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	700	547,678
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	305	267,242

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	$35	$29,328

		844,248

Chemicals — 1.2%
Dow Chemical Co. (The), 5.55%, 11/30/48 (Call 05/30/48)	375	378,249
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	325	324,041
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	645	594,126
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	340	308,703
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	515	432,031

		2,037,150

Commercial Services — 1.8%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	660	531,945
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	195	185,656
2.90%, 05/15/30 (Call 02/15/30)	215	180,928
3.20%, 08/15/29 (Call 05/15/29)	254	221,823
4.15%, 08/15/49 (Call 02/15/49)(c)	73	55,589
4.80%, 04/01/26 (Call 01/01/26)	395	391,839
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	90	71,111
2.90%, 10/01/30 (Call 07/01/30)	930	794,341
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	485	479,481

		2,912,713

Computers — 1.3%
Apple Inc., 3.00%, 02/09/24 (Call 12/09/23)	295	292,530
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)(c)	675	586,463
4.20%, 04/15/32 (Call 01/15/32)	100	88,324
6.00%, 09/15/41(c)	387	374,477
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	120	94,191
4.38%, 05/15/30 (Call 02/15/30)	610	563,142
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	230	189,148

		2,188,275

Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The), 0.55%, 10/29/25	480	435,861

Diversified Financial Services — 1.6%
American Express Co., 3.55%, (Call 09/15/26)(a)(b)	960	824,400
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	605	589,415
3.75%, 03/09/27 (Call 02/09/27)	795	764,090
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	115	93,755
4.95%, 07/15/46	405	394,946

		2,666,606

Electric — 11.0%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	110	93,414
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	355	343,888
3.80%, 06/01/29 (Call 03/01/29)	585	546,606
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	175	131,870
4.00%, 03/01/48 (Call 09/01/47)	75	67,173
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	615	556,688
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	650	510,373
Series C, 3.00%, 12/01/60 (Call 06/01/60)	320	216,979
Consumers Energy Co., 3.10%, 08/15/50 (Call 02/15/50)	135	104,368

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc., Series B, 4.65%, (Call 12/15/24)(a)(b)	$720	$662,400
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	50	38,012
Series A, 3.00%, 03/01/32 (Call 12/01/31)	210	189,619
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	655	510,414
3.95%, 03/15/48 (Call 09/15/47)	30	26,221
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)	340	338,381
3.75%, 09/01/46 (Call 03/01/46)	30	23,451
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)	110	93,659
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	250	174,453
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	180	138,108
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	260	215,495
3.40%, 04/01/32 (Call 01/01/32)	530	491,439
3.45%, 03/15/29 (Call 12/15/28)	230	219,296
3.60%, 09/15/47 (Call 03/15/47)	55	45,567
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	90	91,191
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	104	99,628
4.75%, 06/15/46 (Call 12/15/45)	820	713,995
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)	210	173,689
4.00%, 03/15/33 (Call 12/15/32)	610	578,661
4.20%, 09/01/48 (Call 03/01/48)	205	183,729
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	335	322,915
2.90%, 09/15/29 (Call 06/15/29)	650	570,305
Evergy Kansas Central Inc., 3.45%, 04/15/50 (Call 10/15/49)	195	155,376
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	550	544,694
4.05%, 04/15/30 (Call 01/15/30)	855	822,260
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	870	755,223
3.15%, 10/01/49 (Call 04/01/49)	115	91,805
3.70%, 12/01/47 (Call 06/01/47)	163	142,405
3.95%, 03/01/48 (Call 09/01/47)	560	509,332
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	800	748,641
Georgia Power Co., 4.30%, 03/15/42	70	62,211
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	258	201,231
Oncor Electric Delivery Co. LLC, 3.10%, 09/15/49 (Call 03/15/49)	280	216,538
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)	445	370,447
Public Service Electric & Gas Co., 3.10%, 03/15/32 (Call 12/15/31)(c)	215	196,770
Public Service Enterprise Group Inc.
0.84%, 11/08/23 (Call 10/03/22)	310	297,488
2.88%, 06/15/24 (Call 05/15/24)	660	643,726
San Diego Gas & Electric Co.
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	530	391,868
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	40	35,540
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	145	137,200
3.40%, 02/01/28 (Call 11/01/27)	715	675,367
4.00%, 02/01/48 (Call 08/01/47)	105	87,919
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	870	704,463

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series A, 4.20%, 03/01/29 (Call 12/01/28)	$151	$145,943
Series B, 4.88%, 03/01/49 (Call 09/01/48)	208	190,883
Series C, 4.13%, 03/01/48 (Call 09/01/47)	150	124,729
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	456	435,571
4.40%, 07/01/46 (Call 01/01/46)	740	652,281
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	260	213,502
2.63%, 03/15/51 (Call 09/15/50)	280	193,628

		18,219,028

Electronics — 0.5%
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 09/12/22)	160	148,613
1.75%, 08/09/26 (Call 07/09/26)	300	262,683
2.38%, 08/09/28 (Call 06/09/28)	270	226,767
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	120	119,192

		757,255

Environmental Control — 0.1%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	225	219,962

Food — 2.3%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	185	183,342
4.15%, 03/15/28 (Call 12/15/27)	785	770,838
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)	165	163,269
5.30%, 11/01/38 (Call 05/01/38)	690	655,804
Kellogg Co., 3.25%, 04/01/26	315	305,651
Sysco Corp.
5.95%, 04/01/30 (Call 01/01/30)	550	591,591
6.60%, 04/01/50 (Call 10/01/49)	412	477,626
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	705	702,728

		3,850,849

Gas — 0.9%
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)(c)	245	200,214
5.50%, 01/15/26 (Call 12/15/25)	245	247,489
NiSource Inc.
3.60%, 05/01/30 (Call 02/01/30)	390	358,173
4.38%, 05/15/47 (Call 11/15/46)	749	659,617

		1,465,493

Health Care - Products — 2.1%
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)	104	103,206
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	190	156,458
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	118	117,515
PerkinElmer Inc.
2.25%, 09/15/31 (Call 06/15/31)	230	182,858
3.30%, 09/15/29 (Call 06/15/29)(c)	718	638,904
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	1,005	795,690
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	215	179,901
3.75%, 03/15/51 (Call 09/15/50)	355	273,763
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	510	425,613
3.55%, 04/01/25 (Call 01/01/25)	545	532,913

		3,406,821

Security	Par (000)	Value

Health Care - Services — 1.1%
Elevance Health Inc.
4.10%, 03/01/28 (Call 12/01/27)	$91	$89,169
4.65%, 01/15/43	225	213,009
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	120	109,401
4.95%, 10/01/44 (Call 04/01/44)	366	351,153
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	805	793,646
4.70%, 02/01/45 (Call 08/01/44)	123	111,560
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	100	95,823

		1,763,761

Holding Companies - Diversified — 2.7%
Ares Capital Corp.
3.20%, 11/15/31 (Call 08/15/31)	265	206,696
3.88%, 01/15/26 (Call 12/15/25)	843	792,812
Blackstone Secured Lending Fund
2.85%, 09/30/28 (Call 07/30/28)	320	254,636
3.63%, 01/15/26 (Call 12/15/25)	665	623,768
FS KKR Capital Corp.
3.13%, 10/12/28 (Call 08/12/28)	135	109,909
3.40%, 01/15/26 (Call 12/15/25)	905	823,658
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	235	217,936
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	295	256,366
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	210	183,306
Owl Rock Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	585	523,219
3.75%, 07/22/25 (Call 06/22/25)	205	193,008
4.25%, 01/15/26 (Call 12/15/25)	220	207,677

		4,392,991

Home Builders — 0.4%
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	835	718,799

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)(c)	105	105,994

Insurance — 2.8%
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	774	761,282
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(c)	305	241,551
4.20%, 03/17/32 (Call 12/17/31)	245	223,081
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	115	107,675
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(d)	855	786,943
3.90%, 04/05/32 (Call 01/05/32)(d)	220	197,622
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50 (Call 04/15/50)	610	460,022
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	250	213,627
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)(c)	260	205,830
3.40%, 06/15/30 (Call 03/15/30)	285	246,682
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	330	253,781
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)(c)	125	123,069
Markel Corp.
3.45%, 05/07/52 (Call 11/07/51)	270	199,583
5.00%, 05/20/49 (Call 11/20/48)	125	117,851
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	295	225,001

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Travelers Companies Inc. (The), 4.05%, 03/07/48 (Call 09/07/47)	$120	$107,056
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	133	129,447

		4,600,103

Internet — 0.6%
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	1,075	708,420
2.25%, 08/15/60 (Call 02/15/60)	440	280,485
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	50	50,292

		1,039,197

Lodging — 0.6%
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	250	257,074
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	815	778,383

		1,035,457

Machinery — 0.5%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (Call 02/15/24)	135	134,541
4.95%, 09/15/28 (Call 06/15/28)	790	765,984

		900,525

Manufacturing — 0.7%
General Electric Co.
5.88%, 01/14/38(c)	205	215,612
6.75%, 03/15/32	672	760,631
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	290	251,181

		1,227,424

Media — 1.1%
Comcast Corp., 2.99%, 11/01/63 (Call 05/01/63)	575	384,473
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	60	59,379
5.48%, 01/25/39 (Call 07/25/38)	785	771,684
5.58%, 01/25/49 (Call 07/25/48)(c)	185	178,867
Time Warner Cable LLC, 6.75%, 06/15/39	239	232,377
Walt Disney Co. (The), 6.65%, 11/15/37	130	154,225

		1,781,005

Mining — 0.9%
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	543	511,161
Southern Copper Corp.
5.25%, 11/08/42	35	33,731
5.88%, 04/23/45	473	493,173
6.75%, 04/16/40	350	395,500

		1,433,565

Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (Call 10/01/28)	235	206,939
3.57%, 12/01/31 (Call 09/01/31)	860	722,346

		929,285

Oil & Gas — 2.8%
BP Capital Markets PLC, 4.38%, (Call 06/22/25)(a)(b)	855	818,449
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)(c)	835	797,082
Cenovus Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	645	626,613
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(d)	290	276,750
4.38%, 06/01/24 (Call 03/01/24)(d)	395	392,573
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	585	588,747
Pioneer Natural Resources Co., 2.15%, 01/15/31 (Call 10/15/30)	385	316,852

Security	Par (000)	Value

Oil & Gas (continued)
Shell International Finance BV, 3.50%, 11/13/23 (Call 10/13/23)	$20	$19,960
Valero Energy Corp., 6.63%, 06/15/37	735	797,490

		4,634,516

Packaging & Containers — 0.5%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	244	232,347
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	723	593,136

		825,483

Pharmaceuticals — 5.7%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	545	535,008
4.25%, 11/14/28 (Call 08/14/28)	410	402,725
4.50%, 05/14/35 (Call 11/14/34)	392	372,829
4.70%, 05/14/45 (Call 11/14/44)	315	293,378
4.85%, 06/15/44 (Call 12/15/43)	75	71,191
AmerisourceBergen Corp., 2.70%, 03/15/31 (Call 12/15/30)	925	787,459
AstraZeneca PLC, 6.45%, 09/15/37	610	717,378
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	531	515,715
3.73%, 12/15/24 (Call 09/15/24)	559	554,010
Cigna Corp.
3.40%, 03/01/27 (Call 12/01/26)	95	90,564
4.38%, 10/15/28 (Call 07/15/28)	745	733,664
4.80%, 08/15/38 (Call 02/15/38)	55	53,013
4.80%, 07/15/46 (Call 01/16/46)	750	700,813
4.90%, 12/15/48 (Call 06/15/48)	40	37,974
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	355	324,405
4.30%, 03/25/28 (Call 12/25/27)	795	785,922
4.78%, 03/25/38 (Call 09/25/37)	814	773,753
5.13%, 07/20/45 (Call 01/20/45)	52	49,874
Johnson & Johnson
1.30%, 09/01/30 (Call 06/01/30)	20	16,759
2.25%, 09/01/50 (Call 03/01/50)	1,155	797,665
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	520	497,038
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	200	200,318
Zoetis Inc., 4.70%, 02/01/43 (Call 08/01/42)	130	124,398

		9,435,853

Pipelines — 6.2%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	240	203,304
3.60%, 09/01/32 (Call 06/01/32)	225	189,621
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	840	857,083
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	585	582,623
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	157	150,438
5.50%, 12/01/46 (Call 06/01/46)	190	194,647
Enterprise Products Operating LLC
4.85%, 03/15/44 (Call 09/15/43)	380	350,795
5.10%, 02/15/45 (Call 08/15/44)	400	381,612
Kinder Morgan Inc.
4.30%, 03/01/28 (Call 12/01/27)	775	757,061
5.30%, 12/01/34 (Call 06/01/34)	381	372,883
5.55%, 06/01/45 (Call 12/01/44)	441	428,946

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	$370	$290,716
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	95	79,192
4.50%, 04/15/38 (Call 10/15/37)	850	751,349
5.20%, 03/01/47 (Call 09/01/46)	45	40,998
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	40	34,484
3.40%, 09/01/29 (Call 06/01/29)	565	500,550
4.55%, 07/15/28 (Call 04/15/28)	470	455,490
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	899	903,660
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	150	142,571
4.63%, 03/01/34 (Call 12/01/33)(c)	100	95,325
4.88%, 01/15/26 (Call 10/15/25)	610	615,221
7.63%, 01/15/39	413	504,011
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	195	213,003
Williams Companies Inc. (The)
4.00%, 09/15/25 (Call 06/15/25)	555	548,902
6.30%, 04/15/40	597	636,392

		10,280,877

Real Estate Investment Trusts — 6.0%
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	120	114,648
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	77	72,628
3.80%, 08/15/29 (Call 05/15/29)	203	187,927
4.00%, 06/01/25 (Call 03/01/25)	335	329,116
5.00%, 02/15/24(c)	635	641,213
Crown Castle Inc.
3.30%, 07/01/30 (Call 04/01/30)	50	44,322
3.65%, 09/01/27 (Call 06/01/27)	15	14,274
3.70%, 06/15/26 (Call 03/15/26)	50	48,438
3.80%, 02/15/28 (Call 11/15/27)	150	141,428
4.45%, 02/15/26 (Call 11/15/25)	380	378,092
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	70	64,463
3.70%, 08/15/27 (Call 05/15/27)	630	601,379
4.45%, 07/15/28 (Call 04/15/28)	231	225,033
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	680	555,308
3.20%, 11/18/29 (Call 08/18/29)	311	278,512
3.40%, 02/15/52 (Call 08/15/51)	50	36,525
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	30	24,287
5.25%, 06/01/25 (Call 03/01/25)	385	380,284
5.30%, 01/15/29 (Call 10/15/28)	600	579,247
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)	630	490,073
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	270	232,661
Healthpeak Properties Inc.
3.25%, 07/15/26 (Call 05/15/26)	195	187,321
3.50%, 07/15/29 (Call 04/15/29)	110	101,185
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	340	258,208
2.30%, 11/15/28 (Call 09/15/28)	275	229,500
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	255	204,352

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Sun Communities Operating LP
2.70%, 07/15/31 (Call 04/15/31)	$705	$567,543
4.20%, 04/15/32 (Call 01/15/32)	240	214,952
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	250	203,992
4.40%, 01/15/29 (Call 10/15/28)(c)	620	596,425
VICI Properties LP, 5.63%, 05/15/52 (Call 11/15/51)	160	147,943
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)	120	101,144
4.00%, 06/01/25 (Call 03/01/25)	660	651,643
4.25%, 04/15/28 (Call 01/15/28)	346	336,817
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	460	434,386
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)(c)	220	178,831

		9,854,100

Retail — 2.2%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	90	88,263
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	165	163,424
4.20%, 05/15/28 (Call 02/15/28)	760	740,381
McDonald’s Corp.
4.70%, 12/09/35 (Call 06/09/35)	180	178,630
4.88%, 12/09/45 (Call 06/09/45)	140	137,085
O’Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	125	118,325
4.35%, 06/01/28 (Call 03/01/28)	105	103,974
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	275	277,305
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	653	633,194
3.80%, 11/18/24 (Call 08/18/24)	30	29,821
4.80%, 11/18/44 (Call 05/18/44)	345	302,031
Walmart Inc., 2.50%, 09/22/41 (Call 03/22/41)	1,070	826,755

		3,599,188

Semiconductors — 3.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	686	659,393
Broadcom Inc.
4.15%, 11/15/30 (Call 08/15/30)	645	588,306
4.75%, 04/15/29 (Call 01/15/29)	434	426,407
5.00%, 04/15/30 (Call 01/15/30)	247	240,586
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	406	412,512
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	30	26,986
2.45%, 04/15/28 (Call 02/15/28)	385	334,426
2.95%, 04/15/31 (Call 01/15/31)	605	496,018
Microchip Technology Inc.
0.97%, 02/15/24	220	209,437
4.25%, 09/01/25 (Call 10/03/22)	825	816,213
Micron Technology Inc.
4.66%, 02/15/30 (Call 11/15/29)	675	632,193
4.98%, 02/06/26 (Call 12/06/25)	103	103,353
5.33%, 02/06/29 (Call 11/06/28)	170	167,581
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)	115	116,981
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(d)	205	191,361
4.38%, 10/15/29 (Call 10/15/24)	755	666,288
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	237	210,899
3.00%, 06/01/31 (Call 03/01/31)	210	170,257

		6,469,197

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Shipbuilding — 0.5%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	$305	$258,409
3.48%, 12/01/27 (Call 09/01/27)	124	115,246
3.84%, 05/01/25 (Call 04/01/25)	206	201,568
4.20%, 05/01/30 (Call 02/01/30)	200	186,148

		761,371

Software — 3.8%
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	335	280,258
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	650	645,735
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	470	462,274
4.20%, 10/01/28 (Call 07/01/28)	770	746,602
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	525	448,072
3.40%, 07/08/24 (Call 04/08/24)(c)	470	463,164
3.90%, 05/15/35 (Call 11/15/34)	150	122,676
4.30%, 07/08/34 (Call 01/08/34)	860	749,309
5.38%, 07/15/40	735	661,417
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	605	589,896
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	841	802,189
4.50%, 05/15/25 (Call 04/15/25)	285	284,720

		6,256,312

Telecommunications — 6.1%
AT&T Inc.
4.25%, 03/01/27 (Call 12/01/26)	745	737,909
4.35%, 03/01/29 (Call 12/01/28)	240	234,136
4.85%, 03/01/39 (Call 09/01/38)	715	668,734
5.15%, 02/15/50 (Call 08/14/49)(c)	280	270,102
5.25%, 03/01/37 (Call 09/01/36)	505	505,021
5.65%, 02/15/47 (Call 08/15/46)	360	376,531
British Telecommunications PLC, 9.63%, 12/15/30	670	825,703
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	665	816,556
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)(c)	110	99,271
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	220	174,539
4.60%, 02/23/28 (Call 11/23/27)	190	187,001
4.60%, 05/23/29 (Call 02/23/29)(c)	595	572,946
Orange SA, 9.00%, 03/01/31	378	481,690
Telefonica Emisiones SA, 7.05%, 06/20/36	120	131,178
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	110	91,552
3.60%, 11/15/60 (Call 05/15/60)	120	86,366
3.75%, 04/15/27 (Call 02/15/27)	385	369,177
3.88%, 04/15/30 (Call 01/15/30)	912	842,895
4.38%, 04/15/40 (Call 10/15/39)	210	185,232
4.50%, 04/15/50 (Call 10/15/49)	60	52,357
Verizon Communications Inc.
4.27%, 01/15/36	250	230,443
4.40%, 11/01/34 (Call 05/01/34)	248	234,576
4.50%, 08/10/33	72	69,339

Security	Par/ Shares (000)	Value

Telecommunications (continued)
5.25%, 03/16/37	$680	$691,244
Vodafone Group PLC
5.00%, 05/30/38	535	507,270
6.15%, 02/27/37	625	655,011

		10,096,779

Toys, Games & Hobbies — 0.6%
Hasbro Inc.
3.55%, 11/19/26 (Call 09/19/26)	310	295,356
3.90%, 11/19/29 (Call 08/19/29)	690	631,976

		927,332

Transportation — 1.5%
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	125	120,716
FedEx Corp.
4.40%, 01/15/47 (Call 07/15/46)	420	371,382
4.55%, 04/01/46 (Call 10/01/45)	515	461,380
4.75%, 11/15/45 (Call 05/15/45)	135	124,840
5.25%, 05/15/50 (Call 11/15/49)(c)	55	54,409
Union Pacific Corp., 3.75%, 02/05/70 (Call 08/05/69)	660	527,539
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)	140	136,237
6.20%, 01/15/38	525	617,192

		2,413,695

Total Long-Term Investments — 98.1% (Cost: $178,568,769)		161,911,380

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.42%(e)(f)(g)	4,810	4,811,238
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(e)(f)	1,533	1,533,000

Total Short-Term Securities — 3.9% (Cost: $6,340,982)		6,344,238

Total Investments in Securities — 102.0% (Cost: $184,909,751)		168,255,618

Liabilities in Excess of Other Assets — (2.0)%		(3,241,082)

Net Assets — 100.0%		$165,014,536

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Perpetual security with no stated maturity date.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® Investment Grade Bond Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,424,264	$1,385,061	(a)	$—		$38	$1,875	$4,811,238	4,810	$6,779	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,373,000	—		(840,000	)(a)	—	—	1,533,000	1,533	7,548		—

						$38	$1,875	$6,344,238		$14,327		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$161,911,380	$—	$161,911,380
Money Market Funds	6,344,238	—	—	6,344,238

	$6,344,238	$161,911,380	$—	$168,255,618

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) August 31, 2022	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.3%
Bank, Series 2017, Class A5, 3.44%, 09/15/60 (Call 09/15/27)	$40	$38,185
COMM Mortgage Trust, 2.87%, 08/15/57 (Call 11/15/29)	50	46,706
Freddie Mac Multifamily Structured Pass Through Certificates, Series K123, Class A2, 1.62%, 12/25/30 (Call 01/25/31)	47	39,491
GS Mortgage Securities Trust, 2.91%, 02/13/53 (Call 01/13/30)	75	67,363
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	25	24,442
Wells Fargo Commercial Mortgage Trust, 3.79%, 12/15/49 (Call 12/15/26)	10	9,705

		225,892

Total Collaterized Mortgage Obligations — 1.3% (Cost: $259,710)		225,892

Corporate Bonds & Notes

Advertising — 0.0%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)(b)	3	2,580

Aerospace & Defense — 1.3%
Boeing Co. (The)
4.88%, 05/01/25 (Call 04/01/25)	10	10,028
5.04%, 05/01/27 (Call 03/01/27)	70	69,789
5.71%, 05/01/40 (Call 11/01/39)	10	9,538
Bombardier Inc., 7.88%, 04/15/27 (Call 10/03/22)(a)	5	4,788
L3Harris Technologies Inc. 4.40%, 06/15/28 (Call 03/15/28)	50	49,149
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	35	33,212
Raytheon Technologies Corp., 4.13%, 11/16/28 (Call 08/16/28)	35	34,274
Spirit AeroSystems Inc., 7.50%, 04/15/25 (Call 10/03/22)(a)	5	4,890
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	15	13,005
TransDigm Inc., 6.25%, 03/15/26 (Call 10/03/22)(a)	5	4,912

		233,585

Agriculture — 1.0%
Altria Group Inc.
3.40%, 05/06/30 (Call 02/06/30)	25	21,677
4.80%, 02/14/29 (Call 11/14/28)(b)	30	29,050
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)	20	19,536
4.91%, 04/02/30 (Call 01/02/30)	50	47,088
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	20	16,786
Philip Morris International Inc., 3.38%, 08/15/29 (Call 05/15/29)(b)	30	26,972
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	2	1,733
10.50%, 11/01/26 (Call 10/03/22)(a)	2	1,936

		164,778

Airlines — 0.1%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	5	4,462
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	3	2,523
American Airlines Inc., 11.75%, 07/15/25(a)	3	3,315
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)(b)	5	5,100

		15,400

Auto Manufacturers — 0.4%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)(b)	2	1,880
Ford Motor Co., 5.29%, 12/08/46 (Call 06/08/46)	2	1,605
General Motors Financial Co. Inc., 2.90%, 02/26/25 (Call 01/26/25)	20	19,088

Security	Par (000)	Value

Auto Manufacturers (continued)
Honda Motor Co. Ltd., 2.27%, 03/10/25 (Call 02/10/25)	$30	$28,851
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27 (Call 07/01/27)(a)(b)	10	7,386
Toyota Motor Credit Corp., 1.45%, 01/13/25	20	18,910

		77,720

Banks — 10.2%
Bank of America Corp.
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(c)	80	77,351
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(c)	70	67,006
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(c)	70	66,257
5.13%, (Call 06/20/24)(c)	10	9,574
Series L, 3.95%, 04/21/25	90	89,101
Bank of Montreal, 1.50%, 01/10/25	15	14,115
Bank of New York Mellon Corp. (The), 3.35%, 04/25/25 (Call 03/25/25)	20	19,723
Bank of Nova Scotia (The), 0.65%, 07/31/24	20	18,731
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	10	9,352
1.25%, 06/22/26	10	8,935
3.45%, 04/07/27	35	33,551
Citigroup Inc.
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(c)	30	28,723
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(c)	5	4,966
4.40%, 06/10/25	80	79,651
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)	45	39,689
Goldman Sachs Group Inc. (The)
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(c)	100	96,096
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)	35	34,089
HSBC Holdings PLC, 4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(c)	200	194,279
Huntington Bancshares Inc., 2.49%, 08/15/36 (Call 08/15/31)(c)	10	7,555
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)	10	9,380
JPMorgan Chase & Co.
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(c)	35	32,386
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(c)	75	71,907
3.85%, 06/14/25 (Call 06/14/24)(c)	50	49,469
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(c)	60	57,524
6.75%, (Call 02/01/24)(c)	80	80,486
KeyCorp, 4.10%, 04/30/28	30	29,103
Mitsubishi UFJ Financial Group Inc., 3.41%, 03/07/24	20	19,787
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(c)	75	64,891
3.13%, 07/27/26	15	14,291
3.63%, 01/20/27	55	53,436
4.00%, 07/23/25	35	34,784
4.68%, 07/17/26(c)	—	—
PNC Financial Services Group Inc. (The), 2.20%, 11/01/24 (Call 10/02/24)	10	9,669
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	10	8,607
Royal Bank of Canada, 2.25%, 11/01/24	20	19,226
SVB Financial Group, 2.10%, 05/15/28 (Call 03/15/28)	10	8,468

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (The)
0.70%, 09/10/24	$20	$18,702
3.77%, 06/06/25	5	4,943
Truist Financial Corp., 4.00%, 05/01/25 (Call 03/01/25)	50	49,863
U.S. Bancorp, 5.30%, (Call 04/15/27)(c)	10	8,900
Wells Fargo & Co.
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(c)	100	95,552
3.00%, 10/23/26	45	42,517
4.15%, 01/24/29 (Call 10/24/28)	35	33,933
5.90%, (Call 06/15/24)(c)	30	28,223
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(c)	10	8,865
Westpac Banking Corp., 1.02%, 11/18/24	10	9,444

		1,763,100

Beverages — 0.8%
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	30	29,651
4.75%, 01/23/29 (Call 10/23/28)	30	30,615
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	25	22,476
Keurig Dr Pepper Inc.
3.95%, 04/15/29 (Call 02/15/29)	10	9,517
4.42%, 05/25/25 (Call 03/25/25)	6	6,041
4.60%, 05/25/28 (Call 02/25/28)	30	30,095
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	10	9,368

		137,763

Biotechnology — 0.5%
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	45	36,759
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)	2	1,400
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	15	13,636
1.75%, 09/02/27 (Call 07/02/27)	30	26,067

		77,862

Building Materials — 0.7%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	7	6,653
2.49%, 02/15/27 (Call 12/15/26)	26	23,923
2.72%, 02/15/30 (Call 11/15/29)	25	21,595
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	30	23,472
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	15	12,629
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	30	27,017

		115,289

Chemicals — 0.6%
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	10	9,927
Celanese U.S. Holdings LLC, 5.90%, 07/05/24	10	10,076
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	15	15,122
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	3	2,570
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	30	27,634
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	30	29,078
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 10/03/22)(a)	3	2,805

		97,212

Commercial Services — 0.7%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)	5	4,295
4.88%, 07/15/32(a)(b)	2	1,673
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	2	1,900
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)(b)	3	2,670

Security	Par (000)	Value

Commercial Services (continued)
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	$30	$26,473
3.20%, 08/15/29 (Call 05/15/29)	25	21,833
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	3	2,640
Nielsen Finance LLC/Nielsen Finance Co.
4.75%, 07/15/31 (Call 07/15/26)(a)	2	1,987
5.88%, 10/01/30 (Call 10/01/25)(a)	3	3,002
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)	5	4,811
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	20	17,083
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	30	28,982
Sabre GLBL Inc., 7.38%, 09/01/25 (Call 10/03/22)(a)	5	4,737
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	2	1,869

		123,955

Computers — 1.3%
Apple Inc., 2.75%, 01/13/25 (Call 11/13/24)	40	39,236
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)	10	8,844
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	3	2,584
Hewlett Packard Enterprise Co., 4.45%, 10/02/23 (Call 09/02/23)	10	10,036
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	45	39,097
International Business Machines Corp., 3.00%, 05/15/24	100	98,768
Leidos Inc.
3.63%, 05/15/25 (Call 04/15/25)	10	9,770
4.38%, 05/15/30 (Call 02/15/30)	25	23,080
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)(b)	3	2,503

		233,918

Cosmetics & Personal Care — 0.0%
Coty Inc., 5.00%, 04/15/26 (Call 04/15/23)(a)	2	1,895

Diversified Financial Services — 1.1%
Air Lease Corp., 3.38%, 07/01/25 (Call 06/01/25)	10	9,496
Ally Financial Inc., 3.88%, 05/21/24 (Call 04/21/24)	10	9,915
American Express Co., 3.38%, 05/03/24	30	29,658
Capital One Financial Corp.
3.75%, 03/09/27 (Call 02/09/27)	30	28,834
3.80%, 01/31/28 (Call 12/31/27)	30	28,347
4.25%, 04/30/25 (Call 03/31/25)	50	49,884
goeasy Ltd., 5.38%, 12/01/24 (Call 10/03/22)(a)	2	1,892
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	3	2,362
5.75%, 11/15/31 (Call 11/15/26)(a)	2	1,586
OneMain Finance Corp., 7.13%, 03/15/26	6	5,589
Synchrony Financial, 4.25%, 08/15/24 (Call 05/15/24)	10	9,886
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	10	8,851

		186,300

Electric — 3.6%
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	25	22,851
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	20	18,687
Berkshire Hathaway Energy Co., 4.05%, 04/15/25 (Call 03/15/25)	10	10,013
CenterPoint Energy Inc., 1.45%, 06/01/26 (Call 05/01/26)	10	9,019
Dominion Energy Inc., Series C, 3.38%, 04/01/30 (Call 01/01/30)	40	36,375
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	10	8,866
DTE Energy Co., 4.22%, 11/01/24	30	29,853

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Corp.
3.15%, 08/15/27 (Call 05/15/27)	$55	$51,834
3.75%, 09/01/46 (Call 03/01/46)	20	15,634
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	30	28,739
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	35	31,423
1.90%, 06/15/28 (Call 04/15/28)	30	25,888
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	30	26,322
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	40	38,468
FirstEnergy Corp., Series C, 3.40%, 03/01/50 (Call 09/01/49)	3	2,150
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	35	32,753
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	40	38,485
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/23)(b)	3	2,828
Pacific Gas and Electric Co., 4.95%, 06/08/25	10	9,948
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/23)	5	4,440
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	20	16,428
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	30	28,386
3.40%, 02/01/28 (Call 11/01/27)	15	14,169
Southern California Edison Co.
2.75%, 02/01/32 (Call 11/01/31)	10	8,466
Series D, 4.70%, 06/01/27 (Call 05/01/27)	10	10,026
Series E, 3.70%, 08/01/25 (Call 06/01/25)	35	34,463
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	30	28,656
Series A, 3.70%, 04/30/30 (Call 01/30/30)	30	28,063
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	15	13,599
Vistra Operations Co. LLC, 5.63%, 02/15/27 (Call 09/12/22)(a)	2	1,925

		628,757

Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 4.38%, 03/31/29 (Call 09/30/23)(a)	5	4,067

Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32 (Call 04/01/32)	10	9,872
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	15	13,134
2.38%, 08/09/28 (Call 06/09/28)	15	12,598

		35,604

Energy - Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 10/03/22)(a)(b)	5	4,857

Engineering & Construction — 0.0%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	5	4,850

Entertainment — 0.1%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)	4	3,440
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 09/12/22)(a)	6	5,858
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 10/03/22)(a)	5	4,905
Live Nation Entertainment Inc., 6.50%, 05/15/27 (Call 05/15/23)(a)	5	4,992

		19,195

Environmental Control — 0.2%
GFL Environmental Inc., 3.50%, 09/01/28 (Call 03/01/28)(a)	5	4,343
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	30	29,328

Security	Par (000)	Value

Environmental Control (continued)
Stericycle Inc., 5.38%, 07/15/24 (Call 09/16/22)(a)	$3	$2,936

		36,607

Food — 1.5%
B&G Foods Inc., 5.25%, 09/15/27 (Call 10/03/22)	4	3,333
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	35	34,369
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	20	19,979
4.85%, 11/01/28 (Call 08/01/28)	25	24,738
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	30	29,836
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	15	14,200
3.88%, 05/15/27 (Call 02/15/27)(b)	35	33,824
McCormick & Co. Inc./MD, 0.90%, 02/15/26 (Call 01/15/26)	10	8,914
Sysco Corp., 5.95%, 04/01/30 (Call 01/01/30)	40	43,025
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	5	4,984
4.00%, 03/01/26 (Call 01/01/26)	25	24,716
4.35%, 03/01/29 (Call 12/01/28)	15	14,800

		256,718

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	5	4,712
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	10	8,172
NiSource Inc.
2.95%, 09/01/29 (Call 06/01/29)	30	26,696
4.38%, 05/15/47 (Call 11/15/46)	10	8,807

		48,387

Health Care - Products — 0.8%
Abbott Laboratories, 2.95%, 03/15/25 (Call 12/15/24)	5	4,917
Baxter International Inc., 1.32%, 11/29/24	10	9,435
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	30	24,704
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	10	9,959
PerkinElmer Inc.
1.90%, 09/15/28 (Call 07/15/28)	10	8,437
3.30%, 09/15/29 (Call 06/15/29)	35	31,144
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	45	35,628
Thermo Fisher Scientific Inc., 1.22%, 10/18/24 (Call 10/18/22)	10	9,460

		133,684

Health Care - Services — 1.1%
DaVita Inc., 4.63%, 06/01/30 (Call 06/01/25)(a)	4	3,220
Elevance Health Inc.
2.38%, 01/15/25 (Call 12/15/24)	5	4,796
3.65%, 12/01/27 (Call 09/01/27)	25	24,218
4.10%, 03/01/28 (Call 12/01/27)	40	39,195
HCA Inc.
5.38%, 02/01/25	5	5,048
5.88%, 02/15/26 (Call 08/15/25)	30	30,633
5.88%, 02/01/29 (Call 08/01/28)	20	20,386
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	30	26,213
3.70%, 03/23/29 (Call 02/23/29)	20	18,885
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	10	9,017
3.60%, 02/01/25 (Call 11/01/24)	5	4,930
Tenet Healthcare Corp., 6.25%, 02/01/27 (Call 10/03/22)(a)	5	4,821

		191,362

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified — 1.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	$10	$8,685
3.88%, 01/15/26 (Call 12/15/25)	45	42,321
Blackstone Secured Lending Fund
2.85%, 09/30/28 (Call 07/30/28)	10	7,957
3.63%, 01/15/26 (Call 12/15/25)	30	28,140
FS KKR Capital Corp.
3.13%, 10/12/28 (Call 08/12/28)	10	8,141
3.40%, 01/15/26 (Call 12/15/25)	35	31,854
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	10	9,274
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	15	13,036
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27 (Call 11/15/26)	5	4,549
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	10	8,729
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	10	8,435
2.88%, 06/11/28 (Call 04/11/28)	5	4,047
3.40%, 07/15/26 (Call 06/15/26)	40	35,776

		210,944

Home Builders — 0.3%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	2	1,540
6.25%, 09/15/27 (Call 10/03/22)(a)	2	1,777
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)	10	8,376
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)	5	5,036
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	35	30,129
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 09/16/22)(a)	3	3,006

		49,864

Housewares — 0.0%
Newell Brands Inc., 5.75%, 04/01/46 (Call 10/01/45)	2	1,640

Insurance — 1.4%
American International Group Inc., 2.50%, 06/30/25 (Call 05/30/25)	20	19,066
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	25	23,682
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	10	8,620
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	10	9,105
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)(a)	20	18,804
3.85%, 04/05/29 (Call 02/05/29)(a)	35	32,214
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	10	8,545
Fidelity National Financial Inc., 2.45%, 03/15/31 (Call 12/15/30)	10	7,917
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	15	11,536
Jackson Financial Inc., 1.13%, 11/22/23(a)	10	9,615
Manulife Financial Corp., 4.15%, 03/04/26	35	34,664
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	30	29,817
Willis North America Inc., 4.65%, 06/15/27 (Call 05/15/27)	30	29,430

		243,015

Internet — 0.3%
Amazon.com Inc., 0.45%, 05/12/24	10	9,484
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	35	35,204
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 09/12/22)(a)	2	1,560
TripAdvisor Inc., 7.00%, 07/15/25 (Call 09/12/22)(a)	2	1,964
Uber Technologies Inc., 7.50%, 09/15/27 (Call 10/03/22)(a)(b)	5	5,006

		53,218

Security	Par (000)	Value

Iron & Steel — 0.2%
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 10/03/22)	$5	$4,787
Mineral Resources Ltd.
8.13%, 05/01/27 (Call 10/03/22)(a)	3	3,006
8.50%, 05/01/30 (Call 05/01/25)(a)	5	5,037
Nucor Corp., 3.95%, 05/23/25	10	9,928
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	3	2,933

		25,691

Leisure Time — 0.1%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)	3	2,554
10.50%, 02/01/26 (Call 08/01/23)(a)	4	4,120
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	4	3,625
Royal Caribbean Cruises Ltd., 5.50%, 08/31/26 (Call 02/28/26)(a)	6	4,796

		15,095

Lodging — 0.3%
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	20	19,101
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	30	24,977
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)	2	1,626
6.63%, 07/31/26 (Call 04/30/26)(a)	3	2,907
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	4	3,831

		52,442

Machinery — 0.5%
Caterpillar Financial Services Corp., 0.60%, 09/13/24	20	18,788
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	3	2,560
John Deere Capital Corp., 1.25%, 01/10/25(b)	20	18,891
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	4	3,460
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	15	13,955
4.95%, 09/15/28 (Call 06/15/28)	30	29,088

		86,742

Manufacturing — 0.8%
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	30	25,731
General Electric Co., 6.75%, 03/15/32	30	33,957
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	2	1,851
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	30	27,433
3.65%, 06/15/24	20	19,819
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	30	28,267

		137,058

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	6	4,568
4.50%, 06/01/33 (Call 06/01/27)(a)	2	1,570
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	10	9,868
4.25%, 10/15/30 (Call 07/15/30)	30	29,497
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	4	3,660
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)	10	9,974
4.71%, 01/25/29 (Call 10/25/28)	45	44,534
Walt Disney Co. (The), 3.35%, 03/24/25	10	9,855

		113,526

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining — 0.2%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(a)	$5	$4,693
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)	5	4,106
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	3	2,969
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	3	2,853
Southern Copper Corp., 3.88%, 04/23/25	15	14,700

		29,321

Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	40	35,995
3.28%, 12/01/28 (Call 10/01/28)	10	8,806

		44,801

Oil & Gas — 1.5%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	4	4,069
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	35	33,411
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)	10	9,850
4.40%, 04/15/29 (Call 01/15/29)	25	24,287
Chevron Corp., 1.55%, 05/11/25 (Call 04/11/25)	5	4,718
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	2	1,862
CNX Resources Corp., 7.25%, 03/14/27 (Call 10/03/22)(a)	3	2,978
ConocoPhillips Co., 6.95%, 04/15/29	20	22,813
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	35	32,966
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)(a)	10	9,543
Devon Energy Corp., 4.50%, 01/15/30 (Call 01/15/25)	10	9,482
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)	2	1,949
EQT Corp., 6.13%, 02/01/25 (Call 01/01/25)	3	3,083
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)(a)	1	1,007
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	30	29,290
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	5	5,032
Matador Resources Co., 5.88%, 09/15/26 (Call 09/16/22)	5	4,894
Occidental Petroleum Corp., 7.88%, 09/15/31	3	3,458
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/23)	4	3,593
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	30	26,802
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	5	4,834
3.25%, 05/11/25	5	4,917
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 10/03/22)	3	2,901
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	3	3,178
TotalEnergies Capital International SA, 3.75%, 04/10/24	5	5,005
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)	5	4,903

		260,825

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 10/03/22)(a)	3	2,813
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	5	4,996
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 10/03/22)	5	4,689
6.88%, 09/01/27 (Call 10/03/22)	3	2,773

		15,271

Security	Par (000)	Value

Packaging & Containers — 0.0%
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	$2	$1,717

Pharmaceuticals — 2.2%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	10	9,664
3.60%, 05/14/25 (Call 02/14/25)	10	9,817
3.75%, 11/14/23 (Call 10/14/23)	5	4,988
4.25%, 11/14/28 (Call 08/14/28)	30	29,468
4.50%, 05/14/35 (Call 11/14/34)	10	9,511
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	15	12,770
3.45%, 12/15/27 (Call 09/15/27)	25	23,843
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	40	38,849
Cigna Corp.
4.38%, 10/15/28 (Call 07/15/28)	35	34,467
4.50%, 02/25/26 (Call 11/27/25)	65	65,136
CVS Health Corp.
3.75%, 04/01/30 (Call 01/01/30)	20	18,783
3.88%, 07/20/25 (Call 04/20/25)	5	4,965
4.30%, 03/25/28 (Call 12/25/27)	35	34,600
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	3	2,367
Johnson & Johnson, 2.25%, 09/01/50 (Call 03/01/50)	10	6,906
McKesson Corp., 1.30%, 08/15/26 (Call 07/15/26)	10	8,913
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	10	9,776
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	65	62,130

		386,953

Pipelines — 2.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 09/16/22)(a)	3	2,842
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	10	9,190
5.13%, 06/30/27 (Call 01/01/27)	30	29,941
5.88%, 03/31/25 (Call 10/02/24)	15	15,305
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(a)	2	1,983
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	10	8,891
3.13%, 11/15/29 (Call 08/15/29)	30	27,113
4.25%, 12/01/26 (Call 09/01/26)	15	14,765
Energy Transfer LP, 4.25%, 04/01/24 (Call 01/01/24)	20	19,959
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	5	4,873
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	40	39,207
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(a)(b)	2	1,862
Kinder Morgan Inc.
4.30%, 06/01/25 (Call 03/01/25)	5	4,982
4.30%, 03/01/28 (Call 12/01/27)	30	29,306
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	20	16,672
4.00%, 03/15/28 (Call 12/15/27)	30	28,699
4.13%, 03/01/27 (Call 12/01/26)	20	19,389
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/23)(a)	4	3,789
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)(b)	15	12,932
3.40%, 09/01/29 (Call 06/01/29)	15	13,289
4.55%, 07/15/28 (Call 04/15/28)	20	19,383
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	10	10,186

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	$5	$5,026
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	15	14,257
4.25%, 05/15/28 (Call 02/15/28)	35	34,135
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	30	32,770
Western Midstream Operating LP, 6.50%, 02/01/50 (Call 08/01/49)	3	2,596
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	25	24,122
4.55%, 06/24/24 (Call 03/24/24)	5	5,011

		452,475

Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)(b)	3	2,974
WeWork Companies Inc., 7.88%, 05/01/25(a)	3	2,238
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)	2	1,298

		6,510

Real Estate Investment Trusts — 3.2%
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	5	4,205
2.75%, 01/15/27 (Call 11/15/26)	35	32,045
3.38%, 10/15/26 (Call 07/15/26)	15	14,148
3.55%, 07/15/27 (Call 04/15/27)	20	18,874
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	2	1,620
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 09/12/22)(a)	5	4,662
Crown Castle Inc.
3.65%, 09/01/27 (Call 06/01/27)	15	14,274
3.80%, 02/15/28 (Call 11/15/27)	45	42,428
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	10	8,451
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(b)	30	27,627
3.70%, 08/15/27 (Call 05/15/27)	25	23,864
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)	15	13,417
2.15%, 07/15/30 (Call 04/15/30)	15	12,249
3.20%, 11/18/29 (Call 08/18/29)(b)	35	31,344
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	35	28,335
5.30%, 01/15/29 (Call 10/15/28)	20	19,308
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)	35	27,226
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	10	8,345
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(a)	5	4,593
Realty Income Corp., 4.88%, 06/01/26 (Call 03/01/26)	20	20,368
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)	2	1,689
Service Properties Trust, 4.35%, 10/01/24 (Call 09/01/24)	5	4,473
Simon Property Group LP
3.38%, 06/15/27 (Call 03/15/27)	10	9,584
3.38%, 12/01/27 (Call 09/01/27)	25	23,601
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	25	20,126
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)	3	2,286

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	$30	$28,859
VICI Properties LP, 4.75%, 02/15/28 (Call 01/15/28)	40	38,384
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	5	4,937
4.25%, 04/15/28 (Call 01/15/28)	20	19,469
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	30	28,330
4.00%, 04/15/30 (Call 01/15/30)	20	18,829
XHR LP, 6.38%, 08/15/25 (Call 09/12/22)(a)	2	1,941

		559,891

Retail — 1.2%
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	30	28,477
Bath & Body Works Inc., 6.88%, 11/01/35(b)	5	4,365
Carvana Co., 5.50%, 04/15/27 (Call 04/15/24)(a)	3	1,944
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	2	2,012
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	40	36,903
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	30	29,226
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(a)	4	3,463
Lowe’s Companies Inc., 4.50%, 04/15/30 (Call 01/15/30)	30	29,563
McDonald’s Corp., 3.30%, 07/01/25 (Call 06/01/25)	20	19,660
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	2	1,349
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	5	4,820
QVC Inc., 4.75%, 02/15/27 (Call 11/15/26)	3	2,478
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	40	38,787
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)(b)	10	10,008

		213,055

Semiconductors — 1.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	60	57,673
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)	25	24,563
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	10	8,995
2.45%, 04/15/28 (Call 02/15/28)	15	13,030
Microchip Technology Inc.
0.97%, 02/15/24	10	9,520
4.25%, 09/01/25 (Call 10/03/22)	35	34,627
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	35	34,066
4.66%, 02/15/30 (Call 11/15/29)	15	14,049
NVIDIA Corp., 0.58%, 06/14/24 (Call 06/14/23)	10	9,480
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)	10	10,172
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)	35	30,986
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	40	35,300
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	10	8,899
3.00%, 06/01/31 (Call 03/01/31)	10	8,107

		299,467

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	15	12,709
4.20%, 05/01/30 (Call 02/01/30)	10	9,307

		22,016

Software — 1.4%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	20	17,584
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)(b)	30	29,803
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	5	4,877

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.20%, 07/01/26 (Call 05/01/26)	$10	$9,515
3.50%, 07/01/29 (Call 04/01/29)	35	32,049
4.20%, 10/01/28 (Call 07/01/28)	15	14,544
Oracle Corp.
2.80%, 04/01/27 (Call 02/01/27)	50	45,771
2.95%, 04/01/30 (Call 01/01/30)	10	8,535
3.25%, 11/15/27 (Call 08/15/27)	40	36,922
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	30	29,251
VMware Inc., 4.70%, 05/15/30 (Call 02/15/30)	20	18,950

		247,801

Telecommunications — 3.0%
AT&T Inc.
4.10%, 02/15/28 (Call 11/15/27)	25	24,398
4.30%, 02/15/30 (Call 11/15/29)	30	28,776
4.35%, 03/01/29 (Call 12/01/28)	35	34,145
4.85%, 03/01/39 (Call 09/01/38)	10	9,353
British Telecommunications PLC, 9.63%, 12/15/30	30	36,972
CommScope Inc., 8.25%, 03/01/27 (Call 10/03/22)(a)	3	2,571
Consolidated Communications Inc., 6.50%, 10/01/28 (Call 10/01/23)(a)	3	2,414
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	25	30,698
Embarq Corp., 8.00%, 06/01/36	4	3,110
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	5	4,382
6.00%, 01/15/30 (Call 10/15/24)(a)	2	1,648
Hughes Satellite Systems Corp., 6.63%, 08/01/26	5	4,731
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	5	4,013
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	2	1,663
Lumen Technologies Inc., 5.38%, 06/15/29 (Call 06/15/24)(a)	3	2,343
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	20	15,867
4.60%, 05/23/29 (Call 02/23/29)	30	28,888
Orange SA, 9.00%, 03/01/31	30	38,229
Rogers Communications Inc., 4.10%, 10/01/23 (Call 07/01/23)	20	20,000
Sprint Capital Corp., 8.75%, 03/15/32	2	2,414
Sprint Corp., 7.63%, 02/15/25 (Call 11/15/24)	3	3,139
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	30	24,969
3.50%, 04/15/25 (Call 03/15/25)	6	5,859
3.75%, 04/15/27 (Call 02/15/27)	25	23,973
3.88%, 04/15/30 (Call 01/15/30)	45	41,590
Verizon Communications Inc.
4.02%, 12/03/29 (Call 09/03/29)	30	28,783
4.13%, 03/16/27	30	29,800
4.33%, 09/21/28	30	29,606
ViaSat Inc., 5.63%, 04/15/27 (Call 09/12/22)(a)	5	4,600
Vodafone Group PLC, 4.38%, 05/30/28	35	34,592

		523,526

Toys, Games & Hobbies — 0.3%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	55	50,375

Transportation — 0.3%
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)	20	19,776
FedEx Corp., 4.25%, 05/15/30 (Call 02/15/30)	30	29,293
United Parcel Service Inc., 6.20%, 01/15/38	5	5,878

		54,947

Total Corporate Bonds & Notes — 50.4% (Cost: $9,139,507)		8,753,631

Security	Par (000)	Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 27.0%
Federal Home Loan Mortgage Corp.
1.50%, 09/15/37	$42	$38,076
2.00%, 10/01/50	27	23,295
Freddie Mac Multifamily Structured Pass Through Certificates
Series K043, Class A2, 3.06%, 12/25/24 (Call 01/25/25)	50	49,127
Series K081, Class A2, 3.90%, 08/25/28 (Call 12/25/28)(c)	30	30,169
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	16	13,698
Government National Mortgage Association
2.00%, 09/21/52(d)	250	220,757
2.50%, 09/21/52(d)	250	227,783
3.00%, 08/20/51	51	48,078
3.00%, 02/20/52	77	71,888
3.00%, 09/21/52(d)	171	160,493
3.50%, 09/21/52(d)	125	120,522
4.00%, 09/21/52(d)	25	24,635
4.50%, 09/21/52(d)	75	75,012
5.00%, 09/21/52(d)	25	25,330
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	3	2,887
1.50%, 02/01/37	68	60,836
1.50%, 03/01/37	52	45,839
1.50%, 07/01/51	21	17,258
1.50%, 11/01/51	25	20,534
1.50%, 09/15/52(d)	100	81,752
2.00%, 11/01/35	75	69,445
2.00%, 09/19/37(d)	208	191,404
2.00%, 08/01/50	316	273,174
2.00%, 12/01/51	25	21,470
2.00%, 02/01/52	27	23,499
2.00%, 03/01/52	489	421,348
2.00%, 09/14/52(d)	196	168,602
2.50%, 09/19/37(d)	150	141,891
2.50%, 09/01/51	182	162,774
2.50%, 11/01/51	46	41,666
2.50%, 01/01/52	190	169,949
2.50%, 09/14/52(d)	400	357,125
3.00%, 09/19/37(d)	125	121,069
3.00%, 09/14/52(d)	400	370,219
3.50%, 09/15/52(d)	350	333,457
4.00%, 09/14/52(d)	300	292,805
4.50%, 09/14/52(d)	100	99,391
5.00%, 09/15/52(d)	50	50,457
5.50%, 09/15/52(d)	25	25,563

		4,693,277

U.S. Government Obligations — 20.2%
U.S. Treasury Note/Bond
0.63%, 05/15/30	260	214,317
1.13%, 08/15/40	310	209,080
1.25%, 08/15/31	300	255,340
1.25%, 05/15/50	190	117,481
1.38%, 11/15/31	300	256,981
1.38%, 11/15/40	325	228,643
1.38%, 08/15/50	300	191,836
1.63%, 08/15/29	300	269,930
1.63%, 11/15/50	330	225,779
1.75%, 08/15/41	160	118,875
1.88%, 02/15/32	350	312,922
1.88%, 02/15/41	235	180,041

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.88%, 02/15/51	$200	$145,930
1.88%, 11/15/51	150	109,230
2.25%, 05/15/41	50	40,773
2.25%, 08/15/46	100	78,281
2.50%, 02/15/45	270	223,193
2.50%, 02/15/46	100	82,434
2.50%, 05/15/46	100	82,402
2.88%, 05/15/43	60	53,475
2.88%, 08/15/45	50	44,209
3.00%, 11/15/44	70	63,301

		3,504,453

Total U.S. Government & Agency Obligations — 47.2% (Cost: $9,108,354)		8,197,730

Total Long-Term Investments — 98.9% (Cost: $18,507,571)		17,177,253

Short-Term Securities

Money Market Funds — 21.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.42%(e)(f)	3,367	3,368,242
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(e)(f)(g)	375	375,151

Total Short-Term Securities — 21.6% (Cost: $3,742,641)		3,743,393

Total Investments Before TBA Sales Commitments — 120.5% (Cost: $22,250,212)		20,920,646

Security	Par (000)	Value

TBA Sales Commitments(d)

Mortgage-Backed Securities — (0.4)%
Government National Mortgage Association, 3.00%, 09/21/52	$(51)	$(47,866)
Uniform Mortgage-Backed Securities, 2.00%, 09/14/52	$(27)	(23,226)

Total TBA Sales Commitments — (0.4)% (Proceeds: $(73,317))		(71,092)

Total Investments, Net of TBA Sales Commitments — 120.1% (Cost: $22,176,895)		20,849,554

Liabilities in Excess of Other Assets — (20.1)%		(3,486,508)

Net Assets — 100.0%		$17,363,046

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Represents or includes a TBA transaction.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,283,613	$—		$(915,367	)(a)	$(1,256)	$1,252	$3,368,242	3,367	$19,268		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	119,800	255,351	(a)	—		—	—	375,151	375	517	(b)	—

						$(1,256)	$1,252	$3,743,393		$19,785		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. 2 Year Treasury Note	1	12/30/22	$208	$(611)

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® USD Bond Factor ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	(2)	12/20/22	$(233)	$1,810

				$1,199

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$1,810	$—	$1,810

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$611	$—	$611

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended August 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$3,858	$—	$3,858

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,666)	$—	$1,199	$—	$(467)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$340,273
Average notional value of contracts — short	$(330,047)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® USD Bond Factor ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Collaterized Mortgage Obligations	$—	$225,892	$—	$225,892
Corporate Bonds & Notes	—	8,753,631	—	8,753,631
U.S. Government & Agency Obligations	—	8,197,730	—	8,197,730
Money Market Funds	3,743,393	—	—	3,743,393

	3,743,393	17,177,253	—	20,920,646

Liabilities
TBA Sales Commitments	—	(71,092)	—	(71,092)

	$3,743,393	$17,106,161	$—	$20,849,554

Derivative financial instruments(a)
Assets
Futures Contracts	$1,810	$—	$—	$1,810
Liabilities
Futures Contracts	(611)	—	—	(611)

	$1,199	$—	$—	$1,199

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Statements of Assets and Liabilities (unaudited)

August 31, 2022

	iShares High Yield Bond Factor ETF	iShares Investment Grade Bond Factor ETF	iShares USD Bond Factor ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$115,456,669	$161,911,380	$17,177,253
Investments, at value — affiliated(c)	26,372,077	6,344,238	3,743,393
Cash	75,956	217	—
Cash pledged for futures contracts	—	—	5,000
Receivables:
Investments sold	2,216,115	10,467,830	955,445
Securities lending income — affiliated	14,920	1,660	23
Variation margin on futures contracts	—	—	889
TBA sales commitments	—	—	73,317
Dividends — unaffiliated	—	—	6,652
Dividends — affiliated	4,505	2,437	172
Interest — unaffiliated	2,149,906	1,956,503	116,301

Total assets	146,290,148	180,684,265	22,078,445

LIABILITIES
Collateral on securities loaned, at value	24,185,553	4,810,216	275,151
TBA sales commitments, at value(d)	—	—	71,092
Payables:
Investments purchased	3,571,290	10,833,813	4,366,711
Investment advisory fees	35,057	25,700	2,445

Total liabilities	27,791,900	15,669,729	4,715,399

NET ASSETS	$118,498,248	$165,014,536	$17,363,046

NET ASSETS CONSIST OF
Paid-in capital	$139,259,399	$187,798,763	$20,012,366
Accumulated loss	(20,761,151)	(22,784,227)	(2,649,320)

NET ASSETS	$118,498,248	$165,014,536	$17,363,046

NET ASSET VALUE
Shares outstanding	2,650,000	3,700,000	200,000

Net asset value	$44.72	$44.60	$86.82

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$126,169,388	$178,568,769	$18,507,571
(b) Securities loaned, at value	$22,912,179	$4,261,367	$264,826
(c) Investments, at cost — affiliated	$26,360,569	$6,340,982	$3,742,641
(d) Proceeds from TBA sales commitments	$—	$—	$73,317

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2022

	iShares High Yield Bond Factor ETF	iShares Investment Grade Bond Factor ETF	iShares USD Bond Factor ETF

INVESTMENT INCOME
Dividends — affiliated	$8,744	$7,548	$19,630
Interest — unaffiliated	3,663,873	2,673,928	213,462
Securities lending income — affiliated — net	64,268	6,779	155

Total investment income	3,736,885	2,688,255	233,247

EXPENSES
Investment advisory fees	236,989	142,843	16,225

Total expenses	236,989	142,843	16,225

Less:
Investment advisory fees waived	—	—	(1,587)

Total expenses after fees waived	236,989	142,843	14,638

Net investment income	3,499,896	2,545,412	218,609

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,539,435)	(6,552,467)	(1,156,546)
Investments — affiliated	(8,472)	38	(1,256)
In-kind redemptions — unaffiliated(a)	(2,007,463)	—	—
Futures contracts	—	—	3,858

	(7,555,370)	(6,552,429)	(1,153,944)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(5,915,130)	(11,254,448)	(732,603)
Investments — affiliated	11,344	1,875	1,252
Futures contracts	—	—	(467)

	(5,903,786)	(11,252,573)	(731,818)

Net realized and unrealized loss	(13,459,156)	(17,805,002)	(1,885,762)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,959,260)	$(15,259,590)	$(1,667,153)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets

	iShares High Yield Bond Factor ETF		iShares Investment Grade Bond Factor ETF

	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,499,896	$6,440,998	$2,545,412	$4,164,030
Net realized gain (loss)	(7,555,370)	175,032	(6,552,429)	3,262,702
Net change in unrealized appreciation (depreciation)	(5,903,786)	(7,647,697)	(11,252,573)	(13,764,688)

Net decrease in net assets resulting from operations	(9,959,260)	(1,031,667)	(15,259,590)	(6,337,956)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,922,768)	(6,648,731)	(2,449,277)	(6,167,210)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(42,532,468)	103,052,577	20,713,996	16,135,433

NET ASSETS
Total increase (decrease) in net assets	(56,414,496)	95,372,179	3,005,129	3,630,267
Beginning of period	174,912,744	79,540,565	162,009,407	158,379,140

End of period	$118,498,248	$174,912,744	$165,014,536	$162,009,407

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares USD Bond Factor ETF

	Six Months Ended	Period From
	08/31/22	10/12/21 (a)
	(unaudited)	to 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$218,609	$107,373
Net realized loss	(1,153,944)	(210,370)
Net change in unrealized appreciation (depreciation)	(731,818)	(594,324)

Net decrease in net assets resulting from operations	(1,667,153)	(697,321)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(197,763)	(87,083)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	20,012,366

NET ASSETS
Total increase (decrease) in net assets	(1,864,916)	19,227,962
Beginning of period	19,227,962	—

End of period	$17,363,046	$19,227,962

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Financial Highlights

(For a share outstanding throughout each period)

	iShares High Yield Bond Factor ETF

	Six Months Ended						Period From
	08/31/22		Year Ended	Year Ended	Year Ended	Year Ended	07/11/17	(a)
	(unaudited)		02/28/22	02/28/21	02/29/20	02/28/19	to 02/28/18

Net asset value, beginning of period	$49.27		$51.32	$49.43	$49.03	$49.99	$49.90

Net investment income(b)	1.21		2.23	2.90	2.88	2.92	1.78
Net realized and unrealized gain (loss)(c)		(4.43)	(1.90)	1.97	0.39	(0.98)		(0.11)

Net increase (decrease) from investment operations		(3.22)	0.33	4.87	3.27	1.94	1.67

Distributions from net investment income(d)		(1.33)	(2.38)	(2.98)	(2.87)	(2.90)		(1.58)

Net asset value, end of period	$44.72		$49.27	$51.32	$49.43	$49.03	$49.99

Total Return(e)
Based on net asset value	(6.61	)%(f)	0.63%	10.38%	6.78%	4.08%	3.35	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.35%	0.35%	0.35%	0.35%	0.35	%(h)

Net investment income	5.17	%(h)	4.37%	5.97%	5.77%	5.99%	5.55	%(h)

Supplemental Data
Net assets, end of period (000)	$118,498		$174,913	$79,541	$39,545	$17,162	$12,497

Portfolio turnover rate(i)	33	%(f)	67%	67%	46%	59%	36	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Investment Grade Bond Factor ETF

	Six Months Ended						Period From
	08/31/22		Year Ended	Year Ended	Year Ended	Year Ended	07/11/17	(a)
	(unaudited)		02/28/22	02/28/21	02/29/20	02/28/19	to 02/28/18

Net asset value, beginning of period	$49.85		$53.69	$53.44	$48.32	$48.85	$49.90

Net investment income(b)	0.74		1.36	1.56	1.88	1.88	1.05
Net realized and unrealized gain (loss)(c)		(5.27)	(3.19)	0.76	6.14	(0.69)		(1.16)

Net increase (decrease) from investment operations		(4.53)	(1.83)	2.32	8.02	1.19		(0.11)

Distributions(d)
From net investment income		(0.72)	(1.39)	(1.59)	(1.85)	(1.72)		(0.94)
From net realized gain	—		(0.62)	(0.48)	(1.05)	—	—

Total distributions		(0.72)	(2.01)	(2.07)	(2.90)	(1.72)		(0.94)

Net asset value, end of period	$44.60		$49.85	$53.69	$53.44	$48.32	$48.85

Total Return(e)
Based on net asset value	(9.13	)%(f)	(3.57)%	4.41%	16.96%	2.54%	(0.23	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%	0.18%	0.18%	0.18%	0.18	%(h)

Net investment income	3.21	%(h)	2.57%	2.90%	3.67%	3.95%	3.29	%(h)

Supplemental Data
Net assets, end of period (000)	$165,015		$162,009	$158,379	$93,520	$96,648	$9,771

Portfolio turnover rate(i)	47	%(f)	59%	46%	75%	63%	36	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares USD Bond Factor ETF

	Six Months Ended		Period From
	08/31/22		10/12/21	(a)
	(unaudited)		to 02/28/22

Net asset value, beginning of period	$96.14		$100.00

Net investment income(b)	1.09		0.54
Net realized and unrealized loss(c)		(9.42)		(3.96)

Net decrease from investment operations		(8.33)		(3.42)

Distributions from net investment income(d)		(0.99)		(0.44)

Net asset value, end of period	$86.82		$96.14

Total Return(e)
Based on net asset value	(8.70	)%(f)	(3.43	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18	%(h)

Total expenses after fees waived	0.16	%(h)	0.16	%(h)

Net investment income	2.43	%(h)	1.43	%(h)

Supplemental Data
Net assets, end of period (000)	$17,363		$19,228

Portfolio turnover rate(i)(j)	274	%(f)	243	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

High Yield Bond Factor	Diversified
Investment Grade Bond Factor	Diversified
USD Bond Factor	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

High Yield Bond Factor
Barclays Bank PLC	$272,271	$(272,271)	$—		$—
BofA Securities, Inc.	1,264,172	(1,264,172)	—		—
Citadel Clearing LLC	468,866	(468,866)	—		—
Citigroup Global Markets, Inc.	1,925,076	(1,925,076)	—		—
Credit Suisse Securities (USA) LLC	261,732	(261,732)	—		—
Goldman Sachs & Co. LLC	7,104,071	(7,104,071)	—		—
J.P. Morgan Securities LLC	8,662,175	(8,662,175)	—		—
Jefferies LLC	1,498,800	(1,498,800)	—		—
Morgan Stanley	877,712	(877,712)	—		—
Scotia Capital (USA), Inc.	146,186	(146,186)	—		—
State Street Bank & Trust Co.	431,118	(431,118)	—		—

	$22,912,179	$(22,912,179)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Investment Grade Bond Factor
Barclays Bank PLC	$385,050	$(385,050)	$—		$—
BofA Securities, Inc.	624,842	(624,842)	—		—
Citigroup Global Markets, Inc.	426,913	(426,913)	—		—
Credit Suisse Securities (USA) LLC	1,070,583	(1,070,583)	—		—
J.P. Morgan Securities LLC	347,317	(347,317)	—		—
Morgan Stanley	1,122,818	(1,122,818)	—		—
Scotia Capital (USA), Inc.	219,455	(219,455)	—		—
Wells Fargo Securities LLC	64,389	(64,389)	—		—

	$4,261,367	$(4,261,367)	$—		$—

USD Bond Factor
Barclays Capital, Inc.	$9,810	$(9,810)	$—		$—
BNP Paribas SA	65,190	(65,190)	—		—
BofA Securities, Inc.	45,573	(45,573)	—		—
Goldman Sachs & Co. LLC	118,046	(118,046)	—		—
J.P. Morgan Securities LLC	13,405	(13,405)	—		—
RBC Capital Markets LLC	12,802	(12,802)	—		—

	$264,826	$(264,826)	$—		$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

High Yield Bond Factor	0.35%
Investment Grade Bond Factor	0.18
USD Bond Factor	0.18

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares USD Bond Factor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

USD Bond Factor	$1,587

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, creates, sponsors and publishes the underlying index for each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

High Yield Bond Factor	$18,434
Investment Grade Bond Factor	2,493
USD Bond Factor	60

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

High Yield Bond Factor	$363,020	$2,973,596	$(250,092)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended August 31, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

High Yield Bond Factor	$—	$—	$44,942,159	$43,127,082
Investment Grade Bond Factor	—	—	77,045,057	74,129,525
USD Bond Factor	33,837,892	33,624,029	14,726,171	14,789,184

For the six months ended August 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

High Yield Bond Factor	$6,502,843	$47,668,501
Investment Grade Bond Factor	20,439,284	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

High Yield Bond Factor	$2,281,744
USD Bond Factor	200,842

As of August 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

High Yield Bond Factor	$153,033,265	$915,410	$(12,119,929)	$(11,204,519)
Investment Grade Bond Factor	185,015,024	121,809	(16,881,215)	(16,759,406)
USD Bond Factor	22,270,186	7,556	(1,353,671)	(1,346,115)

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/22		Year Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

High Yield Bond Factor
Shares sold	150,000	$6,749,962	2,100,000	$108,042,192
Shares redeemed	(1,050,000)	(49,282,430)	(100,000)	(4,989,615)

	(900,000)	$(42,532,468)	2,000,000	$103,052,577

Investment Grade Bond Factor
Shares sold	450,000	$20,713,996	800,000	$42,704,808
Shares redeemed	—	—	(500,000)	(26,569,375)

	450,000	$20,713,996	300,000	$16,135,433

USD Bond Factor
Shares sold	—	$—	200,000	$20,012,366

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares High Yield Bond Factor ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract   (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Investment Grade Bond Factor ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the

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Board Review and Approval of Investment Advisory Contract   (continued)

Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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Board Review and Approval of Investment Advisory Contract   (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares USD Bond Factor ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 29 – October 1, 2021, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered

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Board Review and Approval of Investment Advisory Contract   (continued)

information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

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Board Review and Approval of Investment Advisory Contract   (continued)

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

USD Bond Factor(a)	$0.986745	$—	$0.002069	$0.988814	100%	—%	0	%(b)	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	51

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	53

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-208-0822

AUGUST 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares ESG Aware 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ

•	iShares ESG Aware U.S. Aggregate Bond ETF | EAGG | NYSE Arca

•	iShares ESG Aware USD Corporate Bond ETF | SUSC | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we are likely to see a period of slowing growth paired with relatively high inflation.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(8.84)%	(11.23)%

U.S. small cap equities (Russell 2000® Index)	(9.31)	(17.88)

International equities (MSCI Europe, Australasia, Far East Index)	(13.97)	(19.80)

Emerging market equities (MSCI Emerging Markets Index)	(13.30)	(21.80)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.36	0.39

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(9.71)	(13.27)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(7.76)	(11.52)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(5.72)	(8.63)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.78)	(10.61)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Investment Objective

The iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds having remaining maturities between one and five years and issued by companies that have positive environmental, social and governance characteristics while seeking to exhibit risk and return characteristics similar to those of the parent index of such index, as represented by the Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(3.58)%	(6.37)%	1.18%	1.28%	(6.37)%	6.02%	6.78%
Fund Market	(3.78)	(6.53)	1.09	1.26	(6.53)	5.56	6.66
Index	(3.55)	(6.24)	1.41	1.53	(6.24)	7.25	8.13

The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$964.20	$0.59		$1,000.00	$1,024.60	$0.61		0.12%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	2.4%
Aa	3.7
A	46.1
Baa	46.4
Ba	0.5
Not Rated	0.9

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

0-1 Year	0.6%
1-2 Years	19.5
2-3 Years	28.4
3-4 Years	25.8
4-5 Years	18.9
5-6 Years	5.9
6-7 Years	0.2
7-8 Years	0.3
8-9 Years	0.1
9-10 Years	0.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF

Investment Objective

The iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable environmental, social and governance practices while seeking to exhibit risk and return characteristics similar to those of the broad U.S. dollar-denominated investment-grade bond market, as represented by the Bloomberg MSCI US Aggregate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(7.80)%	(11.63)%	1.23%	(11.63)%	4.86%
Fund Market	(7.89)	(11.75)	1.22	(11.75)	4.82
Index	(7.77)	(11.54)	1.35	(11.54)	5.32

The inception date of the Fund was October 18, 2018. The first day of secondary market trading was October 23, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$922.00	$0.44		$1,000.00	$1,024.80	$0.46		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	53.9%
Aa	15.1
A	10.6
Baa	13.7
Ba	0.4
Not Rated	6.3

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	70.6%
Corporate Bonds & Notes	25.9
Foreign Government Obligations	3.2
Collaterized Mortgage Obligations	1.0
Asset-Backed Securities	0.3
Municipal Debt Obligations	0.0	(b)
TBA Sales Commitments	(1.0)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF

Investment Objective

The iShares ESG Aware USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while seeking to exhibit risk and return characteristics similar to those of the parent index of such index, as represented by the Bloomberg MSCI US Corporate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(9.57)%	(15.21)%	0.86%	1.14%	(15.21)%	4.35%	5.98%
Fund Market	(9.84)	(15.40)	0.71	1.09	(15.40)	3.62	5.74
Index	(9.42)	(14.97)	1.14	1.44	(14.97)	5.82	7.63

The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$904.30	$0.86		$1,000.00	$1,024.30	$0.92		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	2.3%
Aa	4.0
A	41.2
Baa	50.5
Ba	1.0
Not Rated	1.0

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

0-1 Year	0.8%
1-5 Years	32.5
5-10 Years	28.7
10-15 Years	6.0
15-20 Years	7.1
More than 20 Years	24.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) August 31, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
WPP Finance 2010, 3.75%, 09/19/24	$2,455	$2,416,727

Aerospace & Defense — 0.2%
L3Harris Technologies Inc. 3.83%, 04/27/25 (Call 01/27/25)	743	729,567
3.85%, 12/15/26 (Call 09/15/26)	100	97,247
3.95%, 05/28/24 (Call 02/28/24)	85	84,401
Raytheon Technologies Corp. 3.50%, 03/15/27 (Call 12/15/26)	50	48,506
3.95%, 08/16/25 (Call 06/16/25)	428	427,966
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	415	372,325

		1,760,012

Agriculture — 0.8%
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	35	33,328
Bunge Ltd. Finance Corp. 1.63%, 08/17/25 (Call 07/17/25)	5,211	4,837,476
3.25%, 08/15/26 (Call 05/15/26)	2,665	2,561,491

		7,432,295

Airlines — 0.0%
Southwest Airlines Co. 5.13%, 06/15/27 (Call 04/15/27)	5	5,102
5.25%, 05/04/25 (Call 04/04/25)	345	353,956

		359,058

Apparel — 0.4%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	568	549,949
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,137	1,131,054
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	383	379,465
VF Corp. 2.40%, 04/23/25 (Call 03/23/25)(a)	890	849,291
2.80%, 04/23/27 (Call 02/23/27)	1,200	1,121,592

		4,031,351

Auto Manufacturers — 1.6%
American Honda Finance Corp. 1.00%, 09/10/25(a)	425	388,492
1.20%, 07/08/25	249	230,684
1.30%, 09/09/26	50	45,046
2.15%, 09/10/24	1,052	1,017,368
2.30%, 09/09/26	105	97,975
2.35%, 01/08/27	50	46,368
2.40%, 06/27/24	481	469,163
2.90%, 02/16/24	499	492,513
3.55%, 01/12/24(a)	487	485,383
3.63%, 10/10/23(a)	357	356,414
Cummins Inc. 0.75%, 09/01/25 (Call 08/01/25)	3,055	2,800,518
3.65%, 10/01/23 (Call 07/01/23)	1,187	1,186,763
General Motors Co., 4.00%, 04/01/25	615	605,314
General Motors Financial Co. Inc. 2.35%, 02/26/27 (Call 01/26/27)	965	856,833
2.75%, 06/20/25 (Call 05/20/25)	180	170,275
2.90%, 02/26/25 (Call 01/26/25)	897	858,375
4.00%, 01/15/25 (Call 10/15/24)	170	167,707
4.00%, 10/06/26 (Call 07/06/26)	40	38,483
4.30%, 07/13/25 (Call 04/13/25)	62	61,071
4.35%, 04/09/25 (Call 02/09/25)	1,402	1,385,260
4.35%, 01/17/27 (Call 10/17/26)	35	33,787
5.00%, 04/09/27 (Call 03/09/27)	1,200	1,183,092

Security	Par (000)	Value

Auto Manufacturers (continued)
PACCAR Financial Corp. 1.80%, 02/06/25	$25	$23,827
2.15%, 08/15/24	80	77,486
Toyota Motor Corp., 2.36%, 07/02/24	100	97,591
Toyota Motor Credit Corp. 1.15%, 08/13/27	500	435,440
1.80%, 02/13/25	278	264,417
1.90%, 01/13/27(a)	140	128,692
2.00%, 10/07/24(a)	227	218,917
2.90%, 04/17/24(a)	33	32,583
3.00%, 04/01/25	523	511,227
3.05%, 03/22/27	50	47,951
3.35%, 01/08/24	110	109,551
3.40%, 04/14/25(a)	162	159,980

		15,084,546

Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 02/18/23)	100	95,209
BorgWarner Inc. 2.65%, 07/01/27 (Call 05/01/27)	10	9,102
3.38%, 03/15/25 (Call 12/15/24)	539	528,775
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)(a)	761	754,958

		1,388,044

Banks — 34.2%
Banco Bilbao Vizcaya Argentaria SA 0.88%, 09/18/23	3,805	3,674,260
1.13%, 09/18/25	8,848	8,018,146
Banco Santander SA 1.72%, 09/14/27 (Call 09/14/26)(b)	245	211,408
1.85%, 03/25/26	1,472	1,310,021
2.71%, 06/27/24	105	101,879
2.75%, 05/28/25	550	517,671
4.18%, 03/24/28 (Call 03/24/27)(b)	1,030	969,251
4.25%, 04/11/27	1,395	1,341,460
5.18%, 11/19/25	422	417,814
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	440	408,584
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(b)	160	143,091
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	670	608,728
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	2,456	2,179,700
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	4,125	3,857,906
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	915	873,450
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(b)	560	507,668
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	558	540,669
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	337	326,010
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)	941	925,323
3.50%, 04/19/26	114	111,125
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	320	304,963
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	1,000	941,260
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	2,220	2,108,445
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	1,765	1,688,999

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.88%, 08/01/25	$461	$460,046
4.00%, 04/01/24	101	101,194
4.00%, 01/22/25	274	271,718
4.13%, 01/22/24	181	181,728
4.20%, 08/26/24	714	713,486
4.25%, 10/22/26	70	68,944
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(b)	1,415	1,380,814
4.45%, 03/03/26	225	224,091
Series L, 3.95%, 04/21/25	802	793,499
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(b)	1,128	1,008,308
Bank of Montreal 0.45%, 12/08/23	155	148,631
0.63%, 07/09/24	205	192,846
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(b)	2,540	2,263,800
1.25%, 09/15/26	2,135	1,903,779
1.50%, 01/10/25	200	188,204
1.85%, 05/01/25	307	289,338
2.50%, 06/28/24	1,417	1,382,000
2.65%, 03/08/27	25	23,258
3.70%, 06/07/25	310	305,905
4.34%, 10/05/28 (Call 10/05/23)(b)	850	846,710
Series E, 3.30%, 02/05/24(a)	2,874	2,848,019
Bank of New York Mellon Corp. (The) 0.75%, 01/28/26 (Call 12/28/25)	215	193,986
1.60%, 04/24/25 (Call 03/24/25)	1,815	1,709,077
2.05%, 01/26/27 (Call 12/26/26)	165	151,713
2.10%, 10/24/24	733	709,705
2.45%, 08/17/26 (Call 05/17/26)	30	28,235
2.80%, 05/04/26 (Call 02/04/26)	100	96,448
3.25%, 09/11/24 (Call 08/11/24)	421	417,834
3.40%, 05/15/24 (Call 04/15/24)	443	440,692
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(b)	75	72,001
3.95%, 11/18/25 (Call 10/18/25)(a)	170	169,733
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	1,010	1,009,909
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	370	362,866
Bank of Nova Scotia (The) 0.40%, 09/15/23	110	106,099
0.55%, 09/15/23(a)	5	4,831
0.65%, 07/31/24	225	210,688
0.70%, 04/15/24(a)	172	163,094
1.05%, 03/02/26(a)	8,105	7,269,699
1.30%, 06/11/25(a)	1,761	1,628,309
1.30%, 09/15/26	4,245	3,767,989
1.35%, 06/24/26	2,540	2,279,040
1.45%, 01/10/25	5	4,699
1.95%, 02/02/27	200	180,040
2.20%, 02/03/25	3,814	3,634,361
2.44%, 03/11/24(a)	705	689,060
2.70%, 08/03/26(a)	1,085	1,021,875
2.95%, 03/11/27	695	653,001
3.40%, 02/11/24	2,386	2,367,174
3.45%, 04/11/25	5	4,890
4.50%, 12/16/25	25	24,928
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(b)	1,885	1,687,640
Barclays Bank PLC, 3.75%, 05/15/24	152	151,035
Barclays PLC 2.28%, 11/24/27 (Call 11/24/26)(b)	3,505	3,078,792

Security	Par (000)	Value

Banks (continued)
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(b)	$1,005	$940,871
3.65%, 03/16/25	345	335,167
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(b)	1,920	1,877,702
4.38%, 09/11/24	165	163,094
4.38%, 01/12/26	1,495	1,464,427
5.20%, 05/12/26	1,055	1,044,661
BNP Paribas SA, 4.25%, 10/15/24	1,140	1,136,135
BPCE SA 3.38%, 12/02/26	60	57,145
4.00%, 04/15/24	1,365	1,358,011
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(b)	175	170,056
Canadian Imperial Bank of Commerce 0.95%, 10/23/25(a)	610	554,703
1.00%, 10/18/24(a)	105	98,212
1.25%, 06/22/26	315	281,610
2.25%, 01/28/25(a)	2,008	1,914,628
3.10%, 04/02/24(a)	2,258	2,226,523
3.30%, 04/07/25	5	4,873
3.45%, 04/07/27(a)	165	158,232
3.50%, 09/13/23	2,391	2,384,138
3.95%, 08/04/25	500	494,165
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	276	275,658
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	5	4,709
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	3,110	2,742,771
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(b)	102	94,913
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(a)(b)	1,305	1,151,023
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(b)	550	509,228
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	1,672	1,605,087
3.20%, 10/21/26 (Call 07/21/26)	70	66,663
3.30%, 04/27/25	553	539,861
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	996	975,951
3.40%, 05/01/26	70	67,618
3.70%, 01/12/26	1,615	1,577,580
3.75%, 06/16/24(a)	271	270,789
3.88%, 03/26/25	300	296,280
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(b)	1,170	1,121,925
4.00%, 08/05/24(a)	239	238,056
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(b)	100	99,327
4.30%, 11/20/26	25	24,686
4.40%, 06/10/25	1,308	1,302,860
4.60%, 03/09/26	480	479,381
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(a)(b)	455	449,390
5.50%, 09/13/25	587	602,362
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	322	304,863
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/27/26)	2	1,894
Comerica Bank 2.50%, 07/23/24	849	823,649
4.00%, 07/27/25	290	286,163
Cooperatieve Rabobank U.A., 4.38%, 08/04/25	250	246,020
Credit Suisse AG/New York NY 2.95%, 04/09/25(a)	235	222,999
3.63%, 09/09/24	450	439,254

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Credit Suisse Group AG 3.75%, 03/26/25	$464	$443,839
4.55%, 04/17/26(a)	635	608,647
Deutsche Bank AG, 4.10%, 01/13/26	390	380,386
Deutsche Bank AG/London, 3.70%, 05/30/24	709	698,890
Deutsche Bank AG/New York NY 1.69%, 03/19/26(a)	150	135,203
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	2,415	2,127,470
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(b)	367	353,685
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(b)	50	42,505
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(b)	2,625	2,234,531
3.70%, 05/30/24	571	561,521
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(b)	2,480	2,375,890
4.10%, 01/13/26	888	864,184
Discover Bank 2.45%, 09/12/24 (Call 08/12/24)	299	287,375
4.68%, 08/09/28 (Call 08/09/23)(b)	1,732	1,677,113
Fifth Third Bancorp., 4.06%, 04/25/28 (Call 04/25/27)(b)	25	24,374
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	357	349,296
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(b)	2	1,916
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)(b)	65	59,117
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(b)	2	1,916
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(b)	175	155,166
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	2,587	2,301,111
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(b)	1,335	1,171,583
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(b)	250	240,147
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	3,120	2,768,064
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(b)	2,230	2,022,967
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	1,992	1,940,407
3.50%, 01/23/25 (Call 10/23/24)	171	167,660
3.50%, 04/01/25 (Call 03/01/25)	34	33,248
3.50%, 11/16/26 (Call 11/16/25)	25	24,011
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(b)	595	562,816
3.63%, 02/20/24 (Call 01/20/24)	850	844,441
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(b)	1,050	991,945
3.75%, 05/22/25 (Call 02/22/25)	341	335,073
3.85%, 07/08/24 (Call 04/08/24)	408	406,482
3.85%, 01/26/27 (Call 01/26/26)	50	48,458
4.00%, 03/03/24	1,400	1,399,258
4.25%, 10/21/25	440	434,975
5.95%, 01/15/27	20	20,847
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(b)	200	191,930
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(b)	300	279,906
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(b)	202	192,906
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(b)	3,295	2,870,966
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(b)	985	897,896
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)(b)	1,215	1,116,063
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)	355	312,840
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	785	745,020
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(b)	1,910	1,873,481
3.90%, 05/25/26	3,782	3,677,049
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(b)	1,245	1,170,960
4.18%, 12/09/25 (Call 12/09/24)(b)	500	490,175
4.25%, 03/14/24	280	278,995

Security	Par (000)	Value

Banks (continued)
4.25%, 08/18/25	$404	$396,946
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(b)	1,540	1,496,279
4.30%, 03/08/26	255	252,009
4.38%, 11/23/26	1,665	1,629,369
4.76%, 06/09/28 (Call 06/09/27)(b)	525	505,759
HSBC USA Inc. 3.50%, 06/23/24	225	221,832
3.75%, 05/24/24	460	456,927
Huntington Bancshares Inc./OH 2.63%, 08/06/24 (Call 07/06/24)	1,050	1,019,917
4.00%, 05/15/25 (Call 04/15/25)	845	837,192
Huntington National Bank (The) 3.55%, 10/06/23 (Call 09/06/23)	200	199,224
4.55%, 05/17/28 (Call 05/17/27)(b)	1,800	1,788,048
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(b)	2,700	2,395,332
3.55%, 04/09/24	1,757	1,737,163
3.95%, 03/29/27	90	86,380
4.02%, 03/28/28 (Call 03/28/27), (SOFR + 1.830%)(b)	95	90,090
4.10%, 10/02/23	2,005	2,004,519
Intesa Sanpaolo SpA, 5.25%, 01/12/24	7,090	7,096,381
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(b)	170	163,423
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(b)	7	6,520
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(b)	2	1,874
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(b)	840	739,561
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)(b)	210	186,696
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(b)	2,775	2,432,676
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(b)	2	1,866
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)(b)	620	553,945
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	2,555	2,389,027
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	3,847	3,599,715
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(b)	259	247,192
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(b)	50	47,489
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(b)	510	471,837
3.13%, 01/23/25 (Call 10/23/24)	59	58,090
3.20%, 06/15/26 (Call 03/15/26)(a)	110	105,867
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	280	274,618
3.63%, 05/13/24	458	456,864
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	2,025	1,943,170
3.88%, 02/01/24	43	43,160
3.88%, 09/10/24	541	538,771
3.90%, 07/15/25 (Call 04/15/25)	86	85,620
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(b)	55	53,514
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(b)	700	696,360
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(b)	445	439,175
4.13%, 12/15/26	25	24,714
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(b)	3,590	3,507,968
4.85%, 07/25/28 (Call 07/25/27)(b)	2,495	2,492,231
7.63%, 10/15/26(a)	30	33,668
7.75%, 07/15/25	35	38,222
8.00%, 04/29/27	125	143,694
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25	250	243,535
Lloyds Bank PLC, 3.50%, 05/14/25(a)	700	678,832

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Lloyds Banking Group PLC 1.63%, 05/11/27 (Call 05/11/26)(a)(b)	$460	$406,925
2.44%, 02/05/26 (Call 02/05/25)(b)	2,075	1,952,616
3.87%, 07/09/25 (Call 07/09/24)(b)	756	741,402
3.90%, 03/12/24	745	741,469
4.05%, 08/16/23	885	884,097
4.45%, 05/08/25	460	456,265
4.50%, 11/04/24	622	618,654
4.58%, 12/10/25	1,877	1,838,709
4.65%, 03/24/26(a)	3,045	2,976,914
M&T Bank Corp., 4.00%, 07/15/24 (Call 04/16/24)	30	29,864
Mitsubishi UFJ Financial Group Inc. 0.85%, 09/15/24 (Call 09/15/23)(a)(b)	215	207,361
1.41%, 07/17/25(a)	465	426,619
1.64%, 10/13/27 (Call 10/13/26)(b)	50	43,985
2.19%, 02/25/25	1,440	1,364,386
2.34%, 01/19/28 (Call 01/19/27)(b)	525	471,949
2.80%, 07/18/24(a)	255	248,008
3.29%, 07/25/27	30	28,261
3.41%, 03/07/24	140	138,627
3.78%, 03/02/25(a)	138	136,297
4.08%, 04/19/28 (Call 04/19/27)(b)	1,075	1,038,321
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(b)	182	175,137
1.23%, 05/22/27 (Call 05/22/26)(b)	1,005	876,501
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(b)	1,325	1,229,481
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(b)	510	486,458
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	272	261,686
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(b)	244	242,160
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(b)	105	99,561
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(b)	130	121,566
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	4,142	3,668,487
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(b)	7	6,503
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	2,965	2,627,138
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	4,445	3,964,273
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	1,983	1,862,275
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(b)	925	840,797
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(b)	680	647,346
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	1,902	1,839,253
3.13%, 07/27/26	2,050	1,953,158
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(a)(b)	380	374,718
3.70%, 10/23/24	1,932	1,919,964
3.88%, 01/27/26	2,571	2,536,420
3.95%, 04/23/27	25	24,231
4.00%, 07/23/25	914	909,092
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(b)	770	749,626
4.35%, 09/08/26	140	138,394
4.68%, 07/17/26 (Call 07/17/25)(b)	425	425,416
5.00%, 11/24/25	1,128	1,145,834
6.25%, 08/09/26	195	207,262
Series F, 3.88%, 04/29/24	1,521	1,518,201
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(b)	513	474,248
National Bank of Canada, 0.75%, 08/06/24	250	233,370
NatWest Group PLC 1.64%, 06/14/27 (Call 06/14/26)(a)(b)	1,945	1,700,047
3.07%, 05/22/28 (Call 05/22/27)(b)	1,025	926,579

Security	Par (000)	Value

Banks (continued)
3.75%, 11/01/29 (Call 11/01/24)(b)	$1,061	$1,007,738
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	1,512	1,493,947
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)(b)	1,292	1,285,333
4.80%, 04/05/26	1,570	1,561,271
5.52%, 09/30/28 (Call 09/30/27)(b)	555	555,527
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(b)	10	9,320
3.95%, 10/30/25(a)	453	451,206
PNC Bank NA 2.95%, 02/23/25 (Call 01/24/25)	85	82,708
3.25%, 06/01/25 (Call 05/02/25)	332	324,925
3.30%, 10/30/24 (Call 09/30/24)	29	28,533
3.88%, 04/10/25 (Call 03/10/25)	2,052	2,027,294
2.50%, 08/27/24 (Call 07/27/24)	2,280	2,216,912
PNC Financial Services Group Inc. (The) 2.20%, 11/01/24 (Call 10/02/24)	728	703,794
3.15%, 05/19/27 (Call 04/19/27)(a)	520	497,858
3.50%, 01/23/24 (Call 12/23/23)	2,412	2,404,137
3.90%, 04/29/24 (Call 03/29/24)	431	431,056
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	1,430	1,361,961
Royal Bank of Canada 1.15%, 06/10/25(a)	893	823,194
1.15%, 07/14/26	40	35,660
1.20%, 04/27/26	255	229,240
1.40%, 11/02/26	75	66,728
2.05%, 01/21/27	265	241,770
2.25%, 11/01/24	880	846,569
2.55%, 07/16/24	995	968,105
3.70%, 10/05/23	60	59,993
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(b)	2,375	2,065,157
3.24%, 10/05/26 (Call 08/05/26)(a)	35	32,576
3.45%, 06/02/25 (Call 05/02/25)	575	549,878
3.50%, 06/07/24 (Call 05/07/24)	468	459,510
4.50%, 07/17/25 (Call 04/17/25)	860	851,503
Santander UK Group Holdings PLC 1.53%, 08/21/26 (Call 08/21/25)(b)	355	317,239
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(b)	335	290,438
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(b)	2,025	1,774,507
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(b)	1,195	1,188,858
Santander UK PLC 2.88%, 06/18/24	30	29,251
4.00%, 03/13/24	136	135,863
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(b)	50	45,038
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(b)	55	50,404
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)(b)	2,032	1,961,896
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(b)	230	221,154
3.30%, 12/16/24	913	905,121
3.55%, 08/18/25	2,475	2,453,269
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(b)	295	294,280
Sumitomo Mitsui Banking Corp. 3.40%, 07/11/24	250	245,577
3.65%, 07/23/25(a)	260	253,258

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc. 1.47%, 07/08/25	$1,675	$1,541,419
2.35%, 01/15/25	1,895	1,804,722
2.45%, 09/27/24	1,045	1,001,831
2.70%, 07/16/24	910	882,682
3.01%, 10/19/26	25	23,532
3.94%, 10/16/23	72	71,974
SVB Financial Group 3.50%, 01/29/25(a)	264	256,608
4.35%, 04/29/28 (Call 04/29/27)(b)	745	719,432
Svenska Handelsbanken AB, 3.90%, 11/20/23	535	535,508
Toronto-Dominion Bank (The) 0.45%, 09/11/23	528	509,953
0.70%, 09/10/24	97	90,744
0.75%, 09/11/25(a)	335	302,579
0.75%, 01/06/26	50	44,667
1.15%, 06/12/25	1,304	1,202,418
1.20%, 06/03/26	275	245,932
1.25%, 09/10/26	4,175	3,707,817
2.35%, 03/08/24	810	790,843
2.65%, 06/12/24	2,822	2,755,655
2.80%, 03/10/27	795	745,583
3.25%, 03/11/24	1,436	1,420,175
3.50%, 07/19/23(a)	1,603	1,599,441
3.63%, 09/15/31 (Call 09/15/26)(b)	840	798,008
Truist Bank 1.50%, 03/10/25 (Call 02/10/25)	45	42,191
2.15%, 12/06/24 (Call 11/05/24)	234	224,474
2.64%, 09/17/29 (Call 09/17/24)(b)	806	763,532
3.20%, 04/01/24 (Call 03/01/24)	57	56,413
3.30%, 05/15/26 (Call 04/15/26)	200	192,324
3.63%, 09/16/25 (Call 08/16/25)	352	344,573
Truist Financial Corp. 1.20%, 08/05/25 (Call 07/03/25)	65	59,724
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	500	449,695
2.50%, 08/01/24 (Call 07/01/24)	140	136,325
2.85%, 10/26/24 (Call 09/26/24)	34	33,409
3.70%, 06/05/25 (Call 05/05/25)	74	73,199
4.00%, 05/01/25 (Call 03/01/25)	167	166,552
U.S. Bancorp. 1.45%, 05/12/25 (Call 04/11/25)	215	201,571
2.40%, 07/30/24 (Call 06/28/24)	80	78,073
3.60%, 09/11/24 (Call 08/11/24)	53	52,764
U.S. Bank N.A./Cincinnati OH 2.05%, 01/21/25 (Call 12/20/24)	117	112,092
2.80%, 01/27/25 (Call 12/27/24)(a)	107	104,300
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(b)	270	241,358
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(b)	30	26,836
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(b)	50	47,155
4.30%, 07/22/27	20	19,647
4.81%, 07/25/28 (Call 07/25/27)(b)	3,900	3,879,369
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(b)	680	601,236
Westpac Banking Corp. 1.15%, 06/03/26	100	89,686
2.35%, 02/19/25	880	846,349
2.85%, 05/13/26	450	429,745

Security	Par (000)	Value

Banks (continued)
2.89%, 02/04/30 (Call 02/04/25)(b)	$1,206	$1,133,954
3.30%, 02/26/24	1,489	1,482,553
3.35%, 03/08/27	75	72,371
4.32%, 11/23/31 (Call 11/23/26)(b)	100	95,146

		319,450,476

Beverages — 3.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	490	481,925
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	55	54,394
Coca-Cola Co. (The) 1.45%, 06/01/27	5	4,524
1.75%, 09/06/24(a)	184	178,423
2.90%, 05/25/27(a)	35	33,780
3.38%, 03/25/27	1,065	1,052,433
Diageo Capital PLC 1.38%, 09/29/25 (Call 08/29/25)	5,435	5,037,702
2.13%, 10/24/24 (Call 09/24/24)	4,850	4,679,232
3.50%, 09/18/23 (Call 08/18/23)	3,975	3,963,155
Keurig Dr Pepper Inc. 3.13%, 12/15/23 (Call 10/15/23)	195	193,118
3.43%, 06/15/27 (Call 03/15/27)	1,635	1,562,880
4.42%, 05/25/25 (Call 03/25/25)(a)	86	86,280
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)	10,264	9,623,321
PepsiCo Inc. 2.25%, 03/19/25 (Call 02/19/25)	505	487,083
2.63%, 03/19/27 (Call 01/19/27)	1,735	1,646,602
2.75%, 04/30/25 (Call 01/30/25)	421	410,622
2.85%, 02/24/26 (Call 11/24/25)	235	228,867
3.50%, 07/17/25 (Call 04/17/25)	1,816	1,807,192
3.60%, 03/01/24 (Call 12/01/23)	244	244,134

		31,775,667

Biotechnology — 1.3%
Amgen Inc. 1.90%, 02/21/25 (Call 01/21/25)(a)	662	630,423
2.20%, 02/21/27 (Call 12/21/26)	95	87,345
2.60%, 08/19/26 (Call 05/19/26)(a)	30	28,406
3.13%, 05/01/25 (Call 02/01/25)(a)	731	716,336
3.63%, 05/22/24 (Call 02/22/24)(a)	2,297	2,287,559
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)(a)	195	193,549
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	1,172	1,166,585
Gilead Sciences Inc. 0.75%, 09/29/23 (Call 09/12/22)	493	476,928
2.50%, 09/01/23 (Call 07/01/23)	1,123	1,108,682
2.95%, 03/01/27 (Call 12/01/26)(a)	625	592,312
3.50%, 02/01/25 (Call 11/01/24)	969	955,938
3.65%, 03/01/26 (Call 12/01/25)	890	874,069
3.70%, 04/01/24 (Call 01/01/24)	2,826	2,819,331

		11,937,463

Building Materials — 1.2%
Carrier Global Corp. 2.24%, 02/15/25 (Call 01/15/25)	75	71,315
2.49%, 02/15/27 (Call 12/15/26)	1,230	1,131,674
Fortune Brands Home & Security Inc. 4.00%, 09/21/23 (Call 08/21/23)	667	665,453
4.00%, 06/15/25 (Call 03/15/25)(a)	588	578,292
Johnson Controls International PLC 3.63%, 07/02/24 (Call 04/02/24)(c)	2,625	2,597,306
3.90%, 02/14/26 (Call 11/14/25)(a)	4,192	4,140,355

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)(a)	$575	$522,244
3.00%, 11/15/23 (Call 09/15/23)(a)	491	483,335
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)(a)	238	237,410
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	602	573,459
4.20%, 12/01/24 (Call 09/01/24)	299	298,566
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)(a)	65	65,148

		11,364,557

Chemicals — 1.5%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	175	174,034
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	379	369,036
6.05%, 03/15/25	7	7,019
6.17%, 07/15/27 (Call 06/15/27)	1,025	1,026,558
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	196	196,482
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	43	42,338
Ecolab Inc.
0.90%, 12/15/23 (Call 12/15/22)	115	111,261
1.65%, 02/01/27 (Call 01/01/27)	4,595	4,184,667
2.70%, 11/01/26 (Call 08/01/26)	2,865	2,753,838
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	599	563,018
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	55	54,773
Linde Inc./CT, 2.65%, 02/05/25 (Call 11/05/24)	855	832,095
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	300	306,195
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	368	368,449
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	75	72,769
4.00%, 12/15/26 (Call 09/15/26)	445	437,586
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	1,636	1,465,562
2.40%, 08/15/24 (Call 07/15/24)	591	573,205
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)(a)	430	423,541
3.45%, 08/01/25 (Call 05/01/25)	165	161,453

		14,123,879

Commercial Services — 1.7%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	7,927	7,850,346
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(a)	337	340,582
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	2,100	1,775,886
Moody’s Corp.
3.75%, 03/24/25 (Call 02/24/25)(a)	40	39,570
4.88%, 02/15/24 (Call 11/15/23)(a)	280	282,957
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	2,929	2,759,206
2.65%, 10/01/26 (Call 08/01/26)	25	23,728
S&P Global Inc., 2.45%, 03/01/27 (Call 02/01/27)(d)	2,665	2,486,605

		15,558,880

Computers — 2.7%
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	140	140,577
6.02%, 06/15/26 (Call 03/15/26)	830	862,362
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	75	66,062

Security	Par (000)	Value

Computers (continued)
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	$880	$845,293
1.75%, 04/01/26 (Call 03/01/26)	997	913,950
4.45%, 10/02/23 (Call 09/02/23)	805	808,365
4.90%, 10/15/25 (Call 07/15/25)	2,748	2,790,814
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	2,018	1,903,721
3.00%, 06/17/27 (Call 04/17/27)(a)	50	46,295
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	35	31,434
3.00%, 05/15/24	5,450	5,379,531
3.30%, 05/15/26	735	712,685
3.45%, 02/19/26	5,105	5,003,615
3.63%, 02/12/24	1,991	1,986,202
7.00%, 10/30/25	2,140	2,322,050
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	656	640,879
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	580	558,737

		25,012,572

Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.
3.10%, 08/15/27	2,400	2,334,792
3.25%, 03/15/24(a)	1,883	1,873,529
GSK Consumer Healthcare Capital U.S. LLC, 3.38%, 03/24/27 (Call 02/24/27)(d)	1,900	1,787,140
Procter & Gamble Co. (The), 2.80%, 03/25/27	50	48,103
Unilever Capital Corp. 2.60%, 05/05/24 (Call 03/05/24)	536	526,009
3.10%, 07/30/25	102	99,931
3.25%, 03/07/24 (Call 02/07/24)	382	379,719
3.38%, 03/22/25 (Call 01/22/25)(a)	200	197,200

		7,246,423

Distribution & Wholesale — 0.3%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)(a)	3,021	2,870,826

Diversified Financial Services — 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	2,390	2,109,486
2.45%, 10/29/26 (Call 09/29/26)	1,515	1,335,200
2.88%, 08/14/24 (Call 07/14/24)(a)	748	715,739
3.15%, 02/15/24 (Call 01/15/24)	157	152,108
3.50%, 01/15/25 (Call 11/15/24)	989	949,836
4.45%, 10/01/25 (Call 08/01/25)(a)	685	664,279
4.45%, 04/03/26 (Call 02/03/26)	940	908,858
4.50%, 09/15/23 (Call 08/15/23)	170	169,114
4.88%, 01/16/24 (Call 12/16/23)	237	235,798
6.50%, 07/15/25 (Call 06/15/25)	722	739,516
Affiliated Managers Group Inc.
3.50%, 08/01/25	35	34,331
4.25%, 02/15/24	145	144,997
Air Lease Corp.
2.20%, 01/15/27 (Call 12/15/26)	945	829,530
2.30%, 02/01/25 (Call 01/01/25)	715	670,248
2.88%, 01/15/26 (Call 12/15/25)(a)	533	491,650
3.25%, 03/01/25 (Call 01/01/25)	569	545,472
3.38%, 07/01/25 (Call 06/01/25)	146	138,580
3.63%, 04/01/27 (Call 01/01/27)	15	13,897
4.25%, 02/01/24 (Call 01/01/24)	488	485,228
4.25%, 09/15/24 (Call 06/15/24)	401	396,513
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	286	279,376

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 06/15/26 (Call 04/15/26)	$1,720	$1,584,395
4.40%, 09/25/23 (Call 08/25/23)(a)	102	101,553
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	40	38,751
3.88%, 05/21/24 (Call 04/21/24)	902	893,440
4.63%, 03/30/25	338	337,138
4.75%, 06/09/27 (Call 05/09/27)(a)	650	634,004
5.13%, 09/30/24	1,275	1,293,207
5.80%, 05/01/25 (Call 04/01/25)(a)	85	87,014
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	50	45,191
2.50%, 07/30/24 (Call 06/30/24)	2,610	2,539,269
2.55%, 03/04/27 (Call 02/01/27)	320	297,152
3.00%, 10/30/24 (Call 09/29/24)	1,940	1,901,355
3.13%, 05/20/26 (Call 04/20/26)	498	480,675
3.30%, 05/03/27 (Call 04/03/27)	100	95,693
3.40%, 02/22/24 (Call 01/22/24)	1,836	1,821,294
3.63%, 12/05/24 (Call 11/04/24)	184	182,960
3.95%, 08/01/25 (Call 07/01/25)	500	494,785
4.20%, 11/06/25 (Call 10/06/25)	292	292,482
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	969	943,709
3.70%, 10/15/24	354	351,242
4.00%, 10/15/23	64	64,033
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	42	40,684
Brookfield Finance Inc.
4.00%, 04/01/24 (Call 02/01/24)	1,256	1,250,737
4.25%, 06/02/26 (Call 03/02/26)	87	85,775
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(b)	100	87,988
3.75%, 07/28/26 (Call 06/28/26)	40	38,502
3.75%, 03/09/27 (Call 02/09/27)	70	67,205
4.93%, 05/10/28 (Call 05/10/27), (SOFR + 2.057%)(b)	2,075	2,050,453
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	1,270	1,241,019
Charles Schwab Corp. (The)
2.45%, 03/03/27 (Call 02/03/27)	55	51,325
3.00%, 03/10/25 (Call 12/10/24)(a)	158	154,622
3.85%, 05/21/25 (Call 03/21/25)	207	207,335
4.20%, 03/24/25 (Call 02/24/25)	424	425,916
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	729	714,945
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	590	575,191
3.95%, 11/06/24 (Call 08/06/24)(a)	263	260,252
4.10%, 02/09/27 (Call 11/09/26)	180	173,327
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	175	167,510
Franklin Resources Inc., 2.85%, 03/30/25	535	517,901
Invesco Finance PLC
3.75%, 01/15/26(a)	283	276,284
4.00%, 01/30/24	863	858,599
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	1,690	1,694,850
Legg Mason Inc., 4.75%, 03/15/26	330	333,640
Mastercard Inc. 2.00%, 03/03/25 (Call 02/03/25)(a)	425	407,681
3.38%, 04/01/24(a)	246	245,198
Morgan Stanley Domestic Holdings Inc., 3.80%, 08/24/27 (Call 05/24/27)	3,000	2,891,760
Nomura Holdings Inc. 1.65%, 07/14/26	2,480	2,186,566
1.85%, 07/16/25	1,675	1,541,653

Security	Par (000)	Value

Diversified Financial Services (continued)
2.33%, 01/22/27	$2,815	$2,509,460
2.65%, 01/16/25	330	314,177
ORIX Corp. 3.25%, 12/04/24(a)	185	180,987
4.05%, 01/16/24(a)	130	129,667
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	60	55,913
6.63%, 03/15/25 (Call 09/15/24)	700	701,302
Synchrony Financial 3.70%, 08/04/26 (Call 05/04/26)(a)	235	220,153
4.25%, 08/15/24 (Call 05/15/24)	1,402	1,385,611
4.38%, 03/19/24 (Call 02/19/24)	500	498,095
4.50%, 07/23/25 (Call 04/23/25)(a)	1,305	1,275,898
Western Union Co. (The) 1.35%, 03/15/26 (Call 02/15/26)	2,112	1,870,176
2.85%, 01/10/25 (Call 12/10/24)	2,271	2,179,910

		56,357,365

Electric — 5.0%
Avangrid Inc. 3.15%, 12/01/24 (Call 10/01/24)(a)	4,003	3,892,077
3.20%, 04/15/25 (Call 03/15/25)	7,856	7,606,258
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	195	185,057
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)	160	143,659
Series A, 3.20%, 03/15/27 (Call 12/15/26)	100	96,503
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 10/03/22)	237	227,477
Edison International 3.55%, 11/15/24 (Call 10/15/24)	194	189,744
4.95%, 04/15/25 (Call 03/15/25)	343	343,209
5.75%, 06/15/27 (Call 04/15/27)	550	557,639
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,195	1,173,275
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	30	28,224
Eversource Energy 2.90%, 03/01/27 (Call 02/01/27)(a)	2,795	2,622,493
Series H, 3.15%, 01/15/25 (Call 10/15/24)	198	192,191
Series L, 2.90%, 10/01/24 (Call 08/01/24)(a)	1,657	1,611,830
Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	913	908,974
Series Q, 0.80%, 08/15/25 (Call 07/15/25)(a)	406	366,906
Series U, 1.40%, 08/15/26 (Call 07/15/26)	2,895	2,575,797
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)(a)	237	229,589
3.95%, 06/15/25 (Call 03/15/25)	1,349	1,338,397
Florida Power & Light Co. 2.85%, 04/01/25 (Call 03/01/25)	4,501	4,401,978
3.13%, 12/01/25 (Call 06/01/25)(a)	423	417,082
3.25%, 06/01/24 (Call 12/01/23)	215	213,390
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	2,685	2,513,563
Iberdrola International BV, 5.81%, 03/15/25	695	724,246
ITC Holdings Corp. 3.25%, 06/30/26 (Call 03/30/26)	2,805	2,673,221
3.65%, 06/15/24 (Call 03/15/24)	1,671	1,646,988
National Rural Utilities Cooperative Finance Corp., 5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(a)(b)	10	9,343
NextEra Energy Capital Holdings Inc. 1.88%, 01/15/27 (Call 12/15/26)	1,965	1,763,371
3.80%, 03/15/82 (Call 03/15/27)(b)	420	353,065
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	235	226,655
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25 (Call 01/01/25)	2,395	2,328,515

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Pacific Gas and Electric Co., 5.45%, 06/15/27 (Call 05/15/27)	$770	$756,386
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	25	24,346
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	210	208,828
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)(a)	332	330,951
Public Service Electric & Gas Co. 0.95%, 03/15/26 (Call 02/15/26)	57	51,344
3.00%, 05/15/25 (Call 02/15/25)(a)	72	70,111
Public Service Enterprise Group Inc. 0.80%, 08/15/25 (Call 07/15/25)	755	681,667
0.84%, 11/08/23 (Call 10/03/22)	110	105,673
2.88%, 06/15/24 (Call 05/15/24)	1,829	1,787,463
San Diego Gas & Electric Co. 2.50%, 05/15/26 (Call 02/15/26)	140	132,110
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	255	254,500
Sempra Energy, 4.13%, 04/01/52 (Call 01/01/27)(b)	505	427,280
Southern California Edison Co.
Series C, 3.50%, 10/01/23 (Call 07/01/23)	39	38,816
Series D, 4.70%, 06/01/27 (Call 05/01/27)(a)	165	164,975
Series E, 3.70%, 08/01/25 (Call 06/01/25)	325	320,265

		46,915,431

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	134	131,814

Electronics — 1.2%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)(a)	595	565,369
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	524	509,344
Amphenol Corp. 2.05%, 03/01/25 (Call 02/01/25)	225	213,986
3.20%, 04/01/24 (Call 02/01/24)	93	92,067
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	30	29,676
Flex Ltd. 3.75%, 02/01/26 (Call 01/01/26)	2,210	2,106,594
4.75%, 06/15/25 (Call 03/15/25)	202	200,544
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	10	9,568
Honeywell International Inc. 1.10%, 03/01/27 (Call 02/01/27)	30	26,768
1.35%, 06/01/25 (Call 05/01/25)	2,895	2,717,479
2.30%, 08/15/24 (Call 07/15/24)	1,004	979,432
2.50%, 11/01/26 (Call 08/01/26)	110	104,422
3.35%, 12/01/23(a)	280	279,289
Keysight Technologies Inc. 4.55%, 10/30/24 (Call 07/30/24)	934	939,053
4.60%, 04/06/27 (Call 01/06/27)	35	35,117
Legrand France SA, 8.50%, 02/15/25	355	390,929
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	875	878,587
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	84	83,283
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	783	684,953

		10,846,460

Entertainment — 0.2%
Magallanes Inc., 3.76%, 03/15/27 (Call 02/15/27)(d)	1,890	1,765,354

Environmental Control — 0.1%
Republic Services Inc. 2.50%, 08/15/24 (Call 07/15/24)(a)	250	242,487
3.20%, 03/15/25 (Call 12/15/24)	278	271,701
Waste Management Inc., 3.13%, 03/01/25 (Call 12/01/24)	45	44,243

		558,431

Security	Par (000)	Value

Food — 3.0%
Campbell Soup Co. 3.30%, 03/19/25 (Call 12/19/24)	$308	$300,704
3.95%, 03/15/25 (Call 01/15/25)	422	418,455
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	1,208	1,207,263
General Mills Inc. 3.20%, 02/10/27 (Call 11/10/26)	3,620	3,489,173
3.65%, 02/15/24 (Call 11/15/23)	770	767,659
4.00%, 04/17/25 (Call 02/17/25)(a)	1,233	1,229,202
Hershey Co. (The) 0.90%, 06/01/25 (Call 05/01/25)(a)	465	429,311
3.20%, 08/21/25 (Call 05/21/25)	15	14,728
Hormel Foods Corp., 0.65%, 06/03/24 (Call 10/03/22)	20	18,998
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	1,850	1,773,003
JM Smucker Co. (The), 3.50%, 03/15/25	412	406,504
Kellogg Co. 2.65%, 12/01/23(a)	2,707	2,669,806
3.25%, 04/01/26(a)	8,947	8,681,274
Kraft Heinz Foods Co. 3.00%, 06/01/26 (Call 03/01/26)	72	68,083
3.88%, 05/15/27 (Call 02/15/27)	10	9,660
Kroger Co. (The) 2.65%, 10/15/26 (Call 07/15/26)	325	306,924
3.50%, 02/01/26 (Call 11/01/25)	55	53,727
4.00%, 02/01/24 (Call 11/01/23)(a)	237	237,033
McCormick & Co. Inc./MD 0.90%, 02/15/26 (Call 01/15/26)	300	267,366
3.15%, 08/15/24 (Call 06/15/24)(a)	1,242	1,222,227
3.40%, 08/15/27 (Call 05/15/27)	2,500	2,401,175
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	1,384	1,295,189
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	349	347,984

		27,615,448

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	220	220,198
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	15	15,154

		235,352

Gas — 0.3%
National Fuel Gas Co. 5.20%, 07/15/25 (Call 04/15/25)	235	235,745
5.50%, 01/15/26 (Call 12/15/25)	1,249	1,261,365
ONE Gas Inc. 1.10%, 03/11/24 (Call 09/16/22)	270	259,794
3.61%, 02/01/24 (Call 11/01/23)	191	189,348
Southern California Gas Co. 3.15%, 09/15/24 (Call 06/15/24)	435	428,840
3.20%, 06/15/25 (Call 03/15/25)(a)	50	48,775
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	410	387,282

		2,811,149

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25)(a)(b)	494	452,301

Health Care - Products — 0.1%
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	32	31,472
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	340	326,492
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)(a)	75	73,292

		431,256

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services — 1.4%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	$301	$296,918
Elevance Health Inc. 1.50%, 03/15/26 (Call 02/15/26)	1,340	1,222,549
2.38%, 01/15/25 (Call 12/15/24)	700	672,273
3.35%, 12/01/24 (Call 10/01/24)	393	386,551
3.50%, 08/15/24 (Call 05/15/24)	505	499,430
HCA Inc. 3.13%, 03/15/27 (Call 02/15/27)(d)	1,185	1,088,683
4.50%, 02/15/27 (Call 08/15/26)	1,040	1,016,423
5.00%, 03/15/24	2,173	2,184,951
5.25%, 04/15/25	612	617,441
5.25%, 06/15/26 (Call 12/15/25)	100	100,315
5.38%, 09/01/26 (Call 03/01/26)	67	67,440
5.88%, 02/15/26 (Call 08/15/25)	25	25,510
Humana Inc. 1.35%, 02/03/27 (Call 01/03/27)	50	43,690
3.85%, 10/01/24 (Call 07/01/24)	219	217,859
3.95%, 03/15/27 (Call 12/15/26)	95	92,413
4.50%, 04/01/25 (Call 03/01/25)(a)	542	545,561
Laboratory Corp. of America Holdings 1.55%, 06/01/26 (Call 05/01/26)	512	461,215
2.30%, 12/01/24 (Call 11/01/24)	123	118,015
3.25%, 09/01/24 (Call 07/01/24)	526	516,732
3.60%, 02/01/25 (Call 11/01/24)	408	401,945
4.00%, 11/01/23 (Call 08/01/23)	20	19,963
Quest Diagnostics Inc. 3.45%, 06/01/26 (Call 03/01/26)	470	458,175
3.50%, 03/30/25 (Call 12/30/24)	470	462,104
4.25%, 04/01/24 (Call 01/01/24)	1,053	1,053,842
UnitedHealth Group Inc., 3.75%, 07/15/25	258	257,319

		12,827,317

Holding Companies - Diversified — 0.0%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	340	312,729

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	20	19,832
Whirlpool Corp. 3.70%, 05/01/25	2	1,971
4.00%, 03/01/24(a)	20	19,985

		41,788

Household Products & Wares — 0.0%
Kimberly-Clark Corp. 2.75%, 02/15/26	175	169,089
3.05%, 08/15/25	240	235,214

		404,303

Insurance — 1.0%
Aflac Inc. 3.25%, 03/17/25	184	181,131
3.63%, 11/15/24	310	308,704
American International Group Inc. 2.50%, 06/30/25 (Call 05/30/25)	137	130,598
3.75%, 07/10/25 (Call 04/10/25)	93	91,816
4.13%, 02/15/24	26	26,064
Chubb INA Holdings Inc. 3.15%, 03/15/25	30	29,576
3.35%, 05/15/24	65	64,620
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	313	313,977

Security	Par (000)	Value

Insurance (continued)
Lincoln National Corp., 3.35%, 03/09/25(a)	$25	$24,508
Manulife Financial Corp. 4.06%, 02/24/32 (Call 02/24/27)(b)	10	9,266
4.15%, 03/04/26	217	215,071
Marsh & McLennan Companies Inc. 3.50%, 06/03/24 (Call 03/03/24)	1,191	1,182,925
3.50%, 03/10/25 (Call 12/10/24)	401	394,933
3.75%, 03/14/26 (Call 12/14/25)	60	59,449
3.88%, 03/15/24 (Call 02/15/24)	1,079	1,077,651
MetLife Inc., 3.00%, 03/01/25	807	790,360
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	51	49,919
Prudential Financial Inc. 1.50%, 03/10/26 (Call 02/10/26)	25	22,906
5.20%, 03/15/44 (Call 03/15/24),
(3 mo. LIBOR US + 3.040%)(b)	413	401,106
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(b)	895	879,874
5.63%, 06/15/43 (Call 06/15/23),
(3 mo. LIBOR US + 3.920%)(b)	444	442,268
Swiss Re America Holding Corp., 7.00%, 02/15/26	2,105	2,278,705
Voya Financial Inc., 3.65%, 06/15/26	32	30,958
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	99	97,676

		9,104,061

Internet — 0.3%
Amazon.com Inc. 0.80%, 06/03/25 (Call 05/03/25)	870	804,706
2.80%, 08/22/24 (Call 06/22/24)	342	337,725
3.80%, 12/05/24 (Call 09/05/24)	88	88,435
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	13	12,909
eBay Inc. 1.40%, 05/10/26 (Call 04/10/26)	225	203,202
1.90%, 03/11/25 (Call 02/11/25)	373	352,090
3.45%, 08/01/24 (Call 05/01/24)	327	323,259
3.60%, 06/05/27 (Call 03/05/27)	10	9,662
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)(a)	885	886,186

		3,018,174

Iron & Steel — 0.2%
Nucor Corp. 2.00%, 06/01/25 (Call 05/01/25)	188	177,011
4.30%, 05/23/27 (Call 04/23/27)	90	89,512
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	553	504,712
Steel Dynamics Inc. 2.40%, 06/15/25 (Call 05/15/25)	214	202,607
2.80%, 12/15/24 (Call 11/15/24)	360	348,070
5.00%, 12/15/26 (Call 10/03/22)	800	794,424

		2,116,336

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	355	342,177

Lodging — 0.2%
Hyatt Hotels Corp. 4.85%, 03/15/26 (Call 12/15/25)(a)	267	268,719
5.63%, 04/23/25 (Call 03/23/25)	170	171,763
Marriott International Inc./MD 3.60%, 04/15/24 (Call 03/15/24)	55	54,474
3.75%, 03/15/25 (Call 12/15/24)(a)	339	333,661
3.75%, 10/01/25 (Call 07/01/25)	97	94,729

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	$426	$439,065
Series R, 3.13%, 06/15/26 (Call 03/15/26)	120	113,850

		1,476,261

Machinery — 1.1%
Caterpillar Financial Services Corp.
1.45%, 05/15/25	67	63,032
1.70%, 01/08/27(a)	30	27,451
2.15%, 11/08/24	71	68,624
2.85%, 05/17/24	550	542,487
3.25%, 12/01/24(a)	231	228,632
3.30%, 06/09/24	795	789,666
3.65%, 12/07/23	96	96,084
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	12	11,963
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	795	705,380
1.88%, 01/15/26 (Call 12/15/25)	1,820	1,653,506
3.95%, 05/23/25	800	786,360
4.20%, 01/15/24	1,171	1,167,452
CNH Industrial NV, 4.50%, 08/15/23(a)	1,467	1,469,890
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	235	228,700
John Deere Capital Corp.
1.75%, 03/09/27	15	13,691
2.05%, 01/09/25	37	35,572
2.60%, 03/07/24(a)	86	84,646
2.65%, 06/24/24(a)	370	363,936
3.35%, 06/12/24	274	272,529
3.40%, 09/11/25	80	78,972
3.45%, 01/10/24(a)	98	97,703
3.45%, 03/13/25	159	158,162
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	491	463,916
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	65	63,284
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	190	181,233
3.45%, 11/15/26 (Call 08/15/26)(a)	35	32,854
4.40%, 03/15/24 (Call 02/15/24)	242	240,727
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	220	210,283

		10,136,735

Manufacturing — 2.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	2,956	2,816,536
2.25%, 09/19/26 (Call 06/19/26)(a)	315	293,659
2.65%, 04/15/25 (Call 03/15/25)	3,031	2,938,494
3.00%, 08/07/25	2,284	2,226,443
3.25%, 02/14/24 (Call 01/14/24)	3,896	3,870,286
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	198	194,715
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	184	183,523
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	421	410,227
3.30%, 11/21/24 (Call 08/21/24)	78	76,701
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)(a)	176	173,624
4.30%, 03/01/24 (Call 12/01/23)	20	20,003
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)(a)	1,810	1,743,917
3.55%, 11/01/24 (Call 08/01/24)	5,398	5,324,209

		20,272,337

Security	Par (000)	Value

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	$123	$122,713
Comcast Corp., 3.38%, 08/15/25 (Call 05/15/25)	311	305,862
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)(a)	133	128,683
3.80%, 03/13/24 (Call 01/13/24)	99	97,950
3.90%, 11/15/24 (Call 08/15/24)	221	216,319
3.95%, 06/15/25 (Call 03/15/25)	100	97,556
4.90%, 03/11/26 (Call 12/11/25)	30	29,957
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	900	842,688
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	598	578,164
4.03%, 01/25/24 (Call 12/25/23)	87	86,678
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(a)	1,015	942,032
4.00%, 01/15/26 (Call 10/15/25)	5	4,918
4.75%, 05/15/25 (Call 04/15/25)(a)	234	235,587
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	353	345,195
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	115	110,458
3.35%, 03/24/25	846	834,173
3.70%, 09/15/24 (Call 06/15/24)	76	75,692
3.70%, 03/23/27	25	24,679

		5,079,304

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	30	29,602

Mining — 0.1%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	937	952,845

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26 (Call 11/01/26)	1,220	1,095,780

Oil & Gas — 1.7%
BP Capital Markets America Inc., 3.80%, 09/21/25 (Call 07/21/25)(a)	243	242,444
Chevron Corp., 1.55%, 05/11/25 (Call 04/11/25)	1,436	1,354,995
ConocoPhillips Co., 3.35%, 11/15/24 (Call 08/15/24)(a)	236	233,829
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	615	636,150
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	341	332,056
2.99%, 03/19/25 (Call 02/19/25)	806	788,566
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	2,321	2,283,678
4.30%, 04/01/27 (Call 01/01/27)(a)	2,280	2,225,782
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)(d)	1,504	1,512,001
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	425	420,941
4.70%, 05/01/25 (Call 04/01/25)	569	572,710
5.13%, 12/15/26 (Call 09/15/26)	95	97,632
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	1,180	1,198,137
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)(a)	379	342,942
3.85%, 04/09/25 (Call 03/09/25)(a)	241	238,913
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	548	530,667
3.70%, 01/15/24	1,331	1,331,519
3.75%, 04/10/24	1,613	1,616,210

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)(a)	$125	$120,937
3.40%, 09/15/26 (Call 06/15/26)	5	4,875

		16,084,984

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 2.06%, 12/15/26 (Call 11/15/26)	2,390	2,176,597
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	231	228,545
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	630	587,878

		2,993,020

Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	995	948,483
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	19	18,844
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	267	259,919
3.75%, 03/15/25 (Call 01/15/25)	260	255,588

		1,482,834

Pharmaceuticals — 2.3%
AbbVie Inc., 3.60%, 05/14/25 (Call 02/14/25)	400	393,048
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	151	147,399
3.40%, 05/15/24 (Call 02/15/24)	66	65,068
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 10/03/22)	285	270,160
1.20%, 05/28/26 (Call 04/28/26)	2,605	2,351,820
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	3,257	2,900,293
3.38%, 11/16/25	4,655	4,571,489
3.50%, 08/17/23 (Call 07/17/23)(a)	272	271,380
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	166	164,113
3.73%, 12/15/24 (Call 09/15/24)	110	108,601
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)	218	214,870
3.25%, 11/01/23(a)	34	33,890
3.63%, 05/15/24 (Call 02/15/24)	15	14,965
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	812	798,561
3.50%, 11/15/24 (Call 08/15/24)	701	692,006
3.75%, 09/15/25 (Call 06/15/25)	660	654,238
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)(a)	287	258,377
3.25%, 04/15/25 (Call 01/15/25)	200	195,136
3.40%, 03/01/27 (Call 12/01/26)	5	4,781
3.50%, 06/15/24 (Call 03/17/24)	348	344,551
4.13%, 11/15/25 (Call 09/15/25)	341	338,712
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	485	473,670
3.38%, 08/12/24 (Call 05/12/24)	231	228,789
3.63%, 04/01/27 (Call 02/01/27)	10	9,730
3.88%, 07/20/25 (Call 04/20/25)	304	301,836
4.00%, 12/05/23 (Call 09/05/23)	21	21,033
4.10%, 03/25/25 (Call 01/25/25)(a)	766	767,279
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	262	256,763
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	365	363,252
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	645	638,298
Johnson & Johnson, 0.55%, 09/01/25 (Call 08/01/25)	57	52,206

Security	Par (000)	Value

Pharmaceuticals (continued)
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	$101	$100,847
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	580	581,566
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	425	415,744
2.90%, 03/07/24 (Call 02/07/24)(a)	54	53,459
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	68	65,131
3.40%, 05/06/24	477	474,634
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	127	125,371
3.20%, 09/23/26 (Call 06/23/26)	5	4,778
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	310	310,586
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	45	42,297
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)	910	782,172
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)(a)	145	146,749

		21,009,648

Pipelines — 2.5%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	207	208,548
5.95%, 06/01/26 (Call 03/01/26)	35	36,177
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	2,005	2,002,975
5.88%, 03/31/25 (Call 10/02/24)	1,004	1,024,321
7.00%, 06/30/24 (Call 01/01/24)	735	756,587
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	426	424,807
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	65	57,764
2.50%, 01/15/25 (Call 12/15/24)	474	454,206
3.50%, 06/10/24 (Call 03/10/24)	459	453,253
4.00%, 10/01/23 (Call 07/01/23)	57	56,838
4.25%, 12/01/26 (Call 09/01/26)	70	68,974
Energy Transfer LP
3.90%, 05/15/24 (Call 02/15/24)	220	216,951
4.40%, 03/15/27 (Call 12/15/26)	10	9,687
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	58	57,742
4.15%, 02/01/24 (Call 11/01/23)	91	91,019
4.25%, 09/01/24 (Call 06/01/24)	245	244,731
4.30%, 05/01/24 (Call 02/01/24)	271	272,043
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	45	40,226
4.30%, 06/01/25 (Call 03/01/25)	178	177,473
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)(a)	241	237,486
4.88%, 12/01/24 (Call 09/01/24)	544	547,792
4.88%, 06/01/25 (Call 03/01/25)	543	545,726
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	700	653,373
2.75%, 09/01/24 (Call 08/01/24)	1,225	1,184,624
4.00%, 07/13/27 (Call 04/13/27)	100	95,630
5.85%, 01/15/26 (Call 12/15/25)	5,043	5,173,009
7.50%, 09/01/23 (Call 06/01/23)	925	947,255
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	201	201,096
5.00%, 09/15/23 (Call 06/15/23)	797	801,025
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	374	365,667
4.65%, 10/15/25 (Call 07/15/25)	204	201,984

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC 5.00%, 03/15/27 (Call 09/15/26)	$15	$14,954
5.63%, 03/01/25 (Call 12/01/24)	1,242	1,265,499
5.75%, 05/15/24 (Call 02/15/24)	980	994,857
Spectra Energy Partners LP 3.38%, 10/15/26 (Call 07/15/26)	60	57,134
3.50%, 03/15/25 (Call 12/15/24)	568	555,549
4.75%, 03/15/24 (Call 12/15/23)	592	595,120
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	616	614,380
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	800	853,984
Williams Companies Inc. (The) 3.90%, 01/15/25 (Call 10/15/24)	492	485,801
4.00%, 09/15/25 (Call 06/15/25)	200	197,180
4.30%, 03/04/24 (Call 12/04/23)	137	136,977
4.50%, 11/15/23 (Call 08/15/23)	4	4,012
4.55%, 06/24/24 (Call 03/24/24)	248	248,600

		23,633,036

Real Estate — 0.3%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	315	312,108
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)(a)	2,765	2,782,475

		3,094,583

Real Estate Investment Trusts — 4.0%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)(a)	284	279,061
American Tower Corp. 0.60%, 01/15/24	7	6,659
1.30%, 09/15/25 (Call 08/15/25)	168	152,492
1.45%, 09/15/26 (Call 08/15/26)	1,155	1,015,060
1.60%, 04/15/26 (Call 03/15/26)	260	233,147
2.40%, 03/15/25 (Call 02/15/25)	844	800,112
2.75%, 01/15/27 (Call 11/15/26)	1,125	1,030,781
2.95%, 01/15/25 (Call 12/15/24)	340	326,618
3.13%, 01/15/27 (Call 10/15/26)	770	717,501
3.38%, 05/15/24 (Call 04/15/24)(a)	759	749,649
3.38%, 10/15/26 (Call 07/15/26)	600	566,910
3.55%, 07/15/27 (Call 04/15/27)	35	33,062
3.65%, 03/15/27 (Call 02/15/27)	225	213,966
4.00%, 06/01/25 (Call 03/01/25)	240	236,078
4.40%, 02/15/26 (Call 11/15/25)	345	342,023
5.00%, 02/15/24	1,728	1,745,695
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	20	18,552
3.13%, 09/01/23 (Call 06/01/23)	209	206,950
3.20%, 01/15/25 (Call 10/15/24)	746	727,343
3.65%, 02/01/26 (Call 11/03/25)	5	4,859
3.80%, 02/01/24 (Call 11/01/23)	767	761,508
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)(a)	178	174,809
Brixmor Operating Partnership LP 3.65%, 06/15/24 (Call 04/15/24)	371	362,426
3.85%, 02/01/25 (Call 11/01/24)	640	623,251
3.90%, 03/15/27 (Call 12/15/26)(a)	20	18,894
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	240	214,723
Crown Castle Inc. 1.05%, 07/15/26 (Call 06/15/26)	5	4,383
3.20%, 09/01/24 (Call 07/01/24)	325	319,813
3.70%, 06/15/26 (Call 03/15/26)	55	53,275

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 03/01/27 (Call 12/01/26)	$60	$58,318
4.45%, 02/15/26 (Call 11/15/25)	45	44,777
Crown Castle International Corp. 1.35%, 07/15/25 (Call 06/15/25)	200	183,414
2.90%, 03/15/27 (Call 02/15/27)	1,635	1,514,076
EPR Properties 4.50%, 06/01/27 (Call 03/01/27)	600	546,246
4.75%, 12/15/26 (Call 09/15/26)	1,000	933,360
Equinix Inc. 1.00%, 09/15/25 (Call 08/15/25)	1,433	1,292,394
1.25%, 07/15/25 (Call 06/15/25)	1,053	963,790
1.45%, 05/15/26 (Call 04/15/26)	849	759,201
2.63%, 11/18/24 (Call 10/18/24)	1,722	1,659,164
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)	46	44,810
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	97	96,534
GLP Capital LP/GLP Financing II Inc. 5.25%, 06/01/25 (Call 03/01/25)	52	51,292
5.38%, 04/15/26 (Call 01/15/26)	5	4,924
Healthpeak Properties Inc. 1.35%, 02/01/27 (Call 01/01/27)	1,015	890,886
3.40%, 02/01/25 (Call 11/01/24)(a)	109	106,545
4.00%, 06/01/25 (Call 03/01/25)(a)	328	324,162
Host Hotels & Resorts LP 3.88%, 04/01/24 (Call 02/01/24)	504	497,246
Series E, 4.00%, 06/15/25 (Call 03/15/25)	520	505,102
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	1,362	1,331,573
Kilroy Realty LP 3.45%, 12/15/24 (Call 09/15/24)(a)	584	570,761
4.38%, 10/01/25 (Call 07/01/25)	168	165,547
Kimco Realty Corp. 2.70%, 03/01/24 (Call 01/01/24)(a)	105	102,815
3.30%, 02/01/25 (Call 12/01/24)	468	456,801
Office Properties Income Trust 2.40%, 02/01/27 (Call 01/01/27)	1,200	910,728
4.50%, 02/01/25 (Call 11/01/24)	570	534,512
Omega Healthcare Investors Inc., 4.50%, 04/01/27 (Call 01/01/27)	500	478,125
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	68	67,916
Realty Income Corp. 3.88%, 07/15/24 (Call 04/15/24)	67	66,734
3.88%, 04/15/25 (Call 02/15/25)(a)	273	270,688
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	145	140,512
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	480	473,520
SITE Centers Corp. 3.63%, 02/01/25 (Call 11/01/24)	494	474,917
4.25%, 02/01/26 (Call 11/01/25)	245	238,481
Ventas Realty LP 2.65%, 01/15/25 (Call 12/15/24)	855	818,372
3.25%, 10/15/26 (Call 07/15/26)	185	174,633
3.50%, 04/15/24 (Call 03/15/24)	459	452,615
3.50%, 02/01/25 (Call 11/01/24)(a)	493	480,769
3.75%, 05/01/24 (Call 02/01/24)(a)	559	552,929
3.85%, 04/01/27 (Call 01/01/27)	1,100	1,055,219
4.13%, 01/15/26 (Call 10/15/25)	30	29,414
Welltower Inc. 2.70%, 02/15/27 (Call 12/15/26)	2,200	2,041,512
3.63%, 03/15/24 (Call 02/15/24)	1,195	1,184,627
4.00%, 06/01/25 (Call 03/01/25)	833	823,121

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 04/01/26 (Call 01/01/26)	$20	$19,809
4.50%, 01/15/24 (Call 10/15/23)	205	205,543
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	135	133,545
4.60%, 04/01/24 (Call 01/01/24)	200	201,098

		36,872,677

Retail — 3.3%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	451	440,095
AutoZone Inc., 3.63%, 04/15/25 (Call 03/15/25)	1,226	1,206,176
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	339	335,600
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	85	79,669
2.50%, 04/15/27 (Call 02/15/27)	2,095	1,977,533
2.70%, 04/15/25 (Call 03/15/25)(a)	7	6,834
2.88%, 04/15/27 (Call 03/15/27)	920	884,111
3.00%, 04/01/26 (Call 01/01/26)	535	520,229
3.35%, 09/15/25 (Call 06/15/25)	746	738,458
3.75%, 02/15/24 (Call 11/15/23)	1,204	1,206,083
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	580	551,928
3.10%, 05/03/27 (Call 02/03/27)	610	580,177
3.13%, 09/15/24 (Call 06/15/24)	593	583,672
3.35%, 04/01/27 (Call 03/01/27)	2,560	2,466,688
3.38%, 09/15/25 (Call 06/15/25)	560	548,643
3.88%, 09/15/23 (Call 06/15/23)	50	50,024
4.00%, 04/15/25 (Call 03/15/25)	896	895,767
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	316	293,984
3.25%, 06/10/24	110	109,079
3.30%, 07/01/25 (Call 06/01/25)	87	85,403
3.38%, 05/26/25 (Call 02/26/25)	22	21,608
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	836	840,448
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)(a)	8	7,951
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	1,480	1,376,785
2.25%, 04/15/25 (Call 03/15/25)	6,426	6,173,908
2.50%, 04/15/26	7,017	6,731,408
3.50%, 07/01/24	1,615	1,611,899
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)(a)	815	789,327

		31,113,487

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(b)	320	318,810

Semiconductors — 1.7%
Altera Corp., 4.10%, 11/15/23	214	215,093
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	2,123	2,127,416
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	1,460	1,398,315
2.88%, 05/11/24 (Call 03/11/24)	819	808,246
3.40%, 03/25/25 (Call 02/25/25)(a)	595	587,771
3.70%, 07/29/25 (Call 04/29/25)	582	579,334
3.75%, 03/25/27 (Call 01/25/27)	782	772,241
3.75%, 08/05/27	500	491,025
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	2	1,993
3.80%, 03/15/25 (Call 12/15/24)(a)	335	333,459

Security	Par (000)	Value

Semiconductors (continued)
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	$75	$71,104
3.20%, 09/16/26 (Call 06/16/26)(a)	1,215	1,196,034
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	5	5,024
5.35%, 03/01/26 (Call 01/01/26)	1,127	1,146,644
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	296	280,999
4.40%, 06/01/27 (Call 05/01/27)	465	451,152
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	2	1,782
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	100	90,740
1.38%, 03/12/25 (Call 02/12/25)	2,762	2,604,014
2.63%, 05/15/24 (Call 03/15/24)	1,732	1,703,093
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	60	54,210
3.88%, 04/22/27 (Call 03/22/27)	1,285	1,263,605

		16,183,294

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
0.67%, 08/16/23 (Call 09/12/22)	20	19,345
3.84%, 05/01/25 (Call 04/01/25)	420	410,945

		430,290

Software — 5.0%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	544	521,457
2.15%, 02/01/27 (Call 12/01/26)	7,165	6,707,801
3.25%, 02/01/25 (Call 11/01/24)(a)	1,022	1,011,729
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	424	426,663
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	800	805,112
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)	1,545	1,514,594
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	90	91,539
Fidelity National Information Services Inc., 4.70%, 07/15/27 (Call 06/15/27)(a)	360	359,413
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	132	129,917
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	4,431	4,077,451
1.35%, 07/15/27 (Call 05/15/27)	85	74,691
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,710	1,685,581
2.40%, 08/08/26 (Call 05/08/26)	3,640	3,478,020
2.70%, 02/12/25 (Call 11/12/24)	2,026	1,992,004
2.88%, 02/06/24 (Call 12/06/23)	2,561	2,535,364
3.13%, 11/03/25 (Call 08/03/25)	3,055	3,005,570
3.30%, 02/06/27 (Call 11/06/26)	7,340	7,218,963
3.63%, 12/15/23 (Call 09/15/23)	2,247	2,251,854
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	25	22,551
2.50%, 04/01/25 (Call 03/01/25)(a)	582	552,411
2.65%, 07/15/26 (Call 04/15/26)	52	47,967
2.80%, 04/01/27 (Call 02/01/27)	1,190	1,090,183
2.95%, 05/15/25 (Call 02/15/25)	52	49,871
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	296	267,850
2.35%, 09/15/24 (Call 08/15/24)	640	617,280
3.65%, 09/15/23 (Call 08/15/23)	226	225,112
3.80%, 12/15/26 (Call 09/15/26)(a)	35	34,254

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Take-Two Interactive Software Inc., 3.70%, 04/14/27 (Call 03/14/27)	$865	$832,831
VMware Inc.
1.00%, 08/15/24 (Call 10/03/22)	200	187,564
1.40%, 08/15/26 (Call 07/15/26)	3,657	3,226,827
4.50%, 05/15/25 (Call 04/15/25)	1,046	1,044,933
4.65%, 05/15/27 (Call 03/15/27)	20	19,836
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	915	873,715

		46,980,908

Telecommunications — 1.4%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	1,204	1,205,156
Cisco Systems Inc., 3.50%, 06/15/25	2,104	2,100,276
Motorola Solutions Inc., 4.00%, 09/01/24	120	119,066
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	85	79,853
3.20%, 03/15/27 (Call 02/15/27)(d)	1,050	999,170
3.63%, 12/15/25 (Call 09/15/25)	1,400	1,354,178
4.10%, 10/01/23 (Call 07/01/23)	188	188,081
TELUS Corp., 2.80%, 02/16/27 (Call 11/16/26)	35	32,883
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)	701	684,912
3.75%, 04/15/27 (Call 02/15/27)(a)	15	14,388
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	23	20,978
2.63%, 08/15/26	725	683,610
3.00%, 03/22/27 (Call 01/22/27)	2,835	2,686,106
3.38%, 02/15/25	206	203,299
3.50%, 11/01/24 (Call 08/01/24)(a)	124	122,846
4.13%, 03/16/27	155	154,045
Vodafone Group PLC
3.75%, 01/16/24	213	213,083
4.13%, 05/30/25	2,143	2,135,392

		12,997,322

Toys, Games & Hobbies — 0.4%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	1,926	1,874,845
3.55%, 11/19/26 (Call 09/19/26)	2,200	2,095,126

		3,969,971

Transportation — 1.7%
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	2	1,915
2.95%, 11/21/24 (Call 08/21/24)	324	317,488
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	100	97,118
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	102	100,977
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	60	57,298
3.65%, 08/01/25 (Call 06/01/25)	85	83,964
3.85%, 01/15/24 (Call 10/15/23)(a)	96	95,992
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	3,720	3,343,722
2.50%, 09/01/24 (Call 08/01/24)	3,088	2,984,923
2.85%, 03/01/27 (Call 02/01/27)	440	406,292
2.90%, 12/01/26 (Call 10/01/26)	700	649,103
3.35%, 09/01/25 (Call 08/01/25)	1,631	1,571,811
3.65%, 03/18/24 (Call 02/18/24)	2,569	2,545,930
3.88%, 12/01/23 (Call 11/01/23)	2,304	2,294,531
4.63%, 06/01/25 (Call 05/01/25)	782	781,093

Security	Par/ Shares (000)	Value

Transportation (continued)
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)(a)	$32	$31,594
3.25%, 08/15/25 (Call 05/15/25)(a)	197	193,797
3.75%, 03/15/24 (Call 12/15/23)	17	16,998
3.75%, 07/15/25 (Call 05/15/25)	60	59,849
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	317	307,401
2.40%, 11/15/26 (Call 08/15/26)	25	23,742
2.80%, 11/15/24 (Call 09/15/24)(a)	55	53,968
3.90%, 04/01/25 (Call 03/01/25)	151	151,279

		16,170,785

Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	193	186,343
3.25%, 09/15/26 (Call 06/15/26)	35	33,065
3.85%, 03/30/27 (Call 12/30/26)	915	868,207
4.35%, 02/15/24 (Call 01/15/24)	145	144,887

		1,232,502

Venture Capital — 0.1%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)(a)	55	46,256
3.38%, 01/20/27 (Call 12/20/26)	1,300	1,113,190

		1,159,446

Water — 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	347	341,819
3.85%, 03/01/24 (Call 12/01/23)	110	109,897

		451,716

Total Long-Term Investments — 98.9% (Cost: $987,009,147)		923,322,199

Short-Term Securities

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.42%(e)(f)(g)	27,358	27,365,804
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(e)(f)	7,800	7,800,000

Total Short-Term Securities — 3.8% (Cost: $35,148,495)		35,165,804

Total Investments in Securities — 102.7% (Cost: $1,022,157,642)		958,488,003

Liabilities in Excess of Other Assets — (2.7)%		(24,859,306)

Net Assets — 100.0%		$933,628,697

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$29,636,964	$ —		$(2,276,134	)(a)	$(9,486)	$14,460	$27,365,804	27,358	$37,297	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,760,000	5,040,000	(a)	—		—	—	7,800,000	7,800	20,165		—

						$(9,486)	$14,460	$35,165,804		$57,462		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments

Assets

Corporate Bonds & Notes	$—	$923,322,199	$—	$923,322,199

Money Market Funds	35,165,804	—	—	35,165,804

	$35,165,804	$923,322,199	$—	$958,488,003

See notes to financial statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 05/17/27	$1,000	$987,455
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	100	94,561
BMW Vehicle Lease Trust Series 2022-1, Class A3, 1.10%, 03/25/25 (Call 03/25/24)	420	406,397
Carmax Auto Owner Trust 2021-1 Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 03/15/24)	2,805	2,731,214
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A4, 0.54%, 05/17/27 (Call 08/16/24)	850	794,554
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 04/15/25)	1,000	920,645

Total Asset-Backed Securities — 0.3% (Cost: $6,176,019)		5,934,826

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.0%
Bank, Series 2017-BNK5, Class A4, 3.13%, 06/15/60 (Call 07/15/27)	850	800,026
BBCMS Mortgage Trust
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 04/15/30)	670	567,359
Series 2021-C11, CLASS A5, 2.32%, 09/15/54	2,000	1,684,447
Benchmark Mortgage Trust 3.93%, 03/15/52 (Call 02/15/29)	1,500	1,457,769
4.59%, 05/15/55 (Call 05/15/32)(a)	2,000	2,006,386
Series 2018-B4, Class A5, 4.12%, 07/15/51 (Call 07/15/28)(a)	100	98,144
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28)(a)	250	245,044
Series 2018-B6, Class AAB, 4.17%, 10/10/51 (Call 10/10/28)	250	245,300
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 06/15/29)	100	93,266
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	1,200	985,437
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 12/15/30)	800	663,704
CD Mortgage Trust, 3.35%, 11/10/49 (Call 11/10/26)	1,972	1,917,547
COMM Mortgage Trust
Series 2014-CR17, Class A5, 3.98%, 05/10/47 (Call 05/10/24)	585	579,190
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 06/10/24)	720	710,767
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A4, 2.68%, 02/10/46 (Call 02/10/23)	122	121,765
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 05/10/50 (Call 05/10/25)	250	242,377
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49 (Call 09/15/26)	100	93,756
JPMCC Commercial Mortgage Securities Trust, 3.28%, 07/15/50 (Call 06/15/27)	1,432	1,387,165
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47 (Call 07/15/26)	42	41,817

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C19, Class A4, 3.53%, 12/15/47 (Call 10/15/26)	$100	$97,783
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 11/15/25)	250	243,586
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 11/15/26)	500	472,552
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	82	73,353
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48 (Call 07/10/26)	912	884,223
UBS Commercial Mortgage Trust, Series 2018-C12, Class ASB, 4.19%, 08/15/51 (Call 08/15/28)	400	394,284
Wells Fargo Commercial Mortgage Trust
Class A4, 2.34%, 08/15/54 (Call 07/15/31)	460	387,041
Class ASB, 4.17%, 05/15/51 (Call 05/15/28)	1,000	981,366
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	500	489,261
Series 2017-C41, Class A4, 3.47%, 11/15/50 (Call 11/15/27)	1,000	951,220
Series 2019-C51, Class A4, 3.31%, 06/15/52 (Call 06/15/29)	2,000	1,850,439
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	130	112,719
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class A5, 3.68%, 08/15/47 (Call 08/15/24)	635	624,176
Series 2014-C25, Class A5, 3.63%, 11/15/47 (Call 12/15/24)	213	208,252

		21,711,521

Total Collaterized Mortgage Obligations — 1.0% (Cost: $24,526,334)		21,711,521

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	195	187,756
WPP Finance 2010, 3.75%, 09/19/24	857	843,639

		1,031,395

Aerospace & Defense — 0.2%
L3Harris Technologies Inc. 2.90%, 12/15/29 (Call 09/15/29)	282	249,339
3.83%, 04/27/25 (Call 01/27/25)	240	235,661
4.40%, 06/15/28 (Call 03/15/28)	367	360,750
4.85%, 04/27/35 (Call 10/27/34)	245	242,148
5.05%, 04/27/45 (Call 10/27/44)	109	105,728
6.15%, 12/15/40(b)	84	91,547
Raytheon Technologies Corp. 1.90%, 09/01/31 (Call 06/01/31)	100	80,797
2.25%, 07/01/30 (Call 04/01/30)	179	152,904
2.38%, 03/15/32 (Call 12/15/31)	185	155,352
2.65%, 11/01/26 (Call 08/01/26)	25	23,598
3.03%, 03/15/52 (Call 09/15/51)	170	123,876
3.13%, 05/04/27 (Call 02/04/27)	147	140,357
3.13%, 07/01/50 (Call 01/01/50)	66	49,142
3.75%, 11/01/46 (Call 05/01/46)	242	201,475
3.95%, 08/16/25 (Call 06/16/25)	240	239,981
4.05%, 05/04/47 (Call 11/04/46)	162	141,752
4.13%, 11/16/28 (Call 08/16/28)	166	162,067

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
4.15%, 05/15/45 (Call 11/16/44)	$265	$233,078
4.35%, 04/15/47 (Call 10/15/46)	227	205,984
4.45%, 11/16/38 (Call 05/16/38)	90	85,068
4.50%, 06/01/42	313	296,571
4.63%, 11/16/48 (Call 05/16/48)	214	204,327
4.70%, 12/15/41	17	16,194
4.80%, 12/15/43 (Call 06/15/43)	55	52,988
4.88%, 10/15/40	85	83,716
5.40%, 05/01/35	10	10,442
6.05%, 06/01/36	15	16,628
6.13%, 07/15/38	120	133,511
7.50%, 09/15/29	5	5,812
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	315	262,070

		4,362,863

Agriculture — 0.2%
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	318	302,812
2.70%, 09/15/51 (Call 03/15/51)	80	59,982
2.90%, 03/01/32 (Call 12/01/31)	50	45,210
3.25%, 03/27/30 (Call 12/27/29)	203	190,968
3.75%, 09/15/47 (Call 03/15/47)(b)	39	35,017
4.02%, 04/16/43	8	7,261
4.50%, 03/15/49 (Call 09/15/48)	55	55,367
4.54%, 03/26/42	42	41,102
5.94%, 10/01/32	97	109,077
Bunge Ltd. Finance Corp. 1.63%, 08/17/25 (Call 07/17/25)	655	608,050
2.75%, 05/14/31 (Call 02/14/31)	280	234,699
3.25%, 08/15/26 (Call 05/15/26)	961	923,675
3.75%, 09/25/27 (Call 06/25/27)	789	764,446

		3,377,666

Airlines — 0.0%
Southwest Airlines Co. 2.63%, 02/10/30 (Call 11/10/29)	185	155,434
3.00%, 11/15/26 (Call 08/15/26)	37	34,864
3.45%, 11/16/27 (Call 08/16/27)	10	9,433
5.13%, 06/15/27 (Call 04/15/27)	244	248,992

		448,723

Apparel — 0.1%
NIKE Inc. 2.40%, 03/27/25 (Call 02/27/25)	130	125,869
3.25%, 03/27/40 (Call 09/27/39)(b)	220	186,593
3.38%, 11/01/46 (Call 05/01/46)	35	29,344
3.38%, 03/27/50 (Call 09/27/49)(b)	178	148,623
3.63%, 05/01/43 (Call 11/01/42)	44	38,779
3.88%, 11/01/45 (Call 05/01/45)	212	192,074
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	585	581,940
Tapestry Inc. 4.13%, 07/15/27 (Call 04/15/27)	7	6,692
4.25%, 04/01/25 (Call 01/01/25)	5	4,995
VF Corp. 2.40%, 04/23/25 (Call 03/23/25)	150	143,139
2.80%, 04/23/27 (Call 02/23/27)(b)	51	47,668
2.95%, 04/23/30 (Call 01/23/30)	310	269,514

		1,775,230

Auto Manufacturers — 0.1%
American Honda Finance Corp. 1.30%, 09/09/26	65	58,560

Security	Par (000)	Value

Auto Manufacturers (continued)
2.25%, 01/12/29	$25	$21,982
2.30%, 09/09/26	25	23,328
2.35%, 01/08/27	140	129,832
3.50%, 02/15/28	190	182,915
Cummins Inc. 1.50%, 09/01/30 (Call 06/01/30)(b)	434	353,723
4.88%, 10/01/43 (Call 04/01/43)	342	343,638
General Motors Co. 5.00%, 04/01/35	55	49,402
5.15%, 04/01/38 (Call 10/01/37)	45	39,582
5.20%, 04/01/45	169	143,501
5.40%, 04/01/48 (Call 10/01/47)	172	151,350
5.95%, 04/01/49 (Call 10/01/48)(b)	85	78,940
6.25%, 10/02/43	80	76,457
6.60%, 04/01/36 (Call 10/01/35)	111	112,298
6.75%, 04/01/46 (Call 10/01/45)	129	129,292
General Motors Financial Co. Inc. 2.40%, 10/15/28 (Call 08/15/28)	25	20,816
2.70%, 06/10/31 (Call 03/10/31)	5	3,958
3.10%, 01/12/32 (Call 10/12/31)(b)	5	4,044
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	25	22,486
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	232	293,274
Toyota Motor Credit Corp. 1.80%, 02/13/25	132	125,550
2.15%, 02/13/30	67	58,111
3.05%, 01/11/28	57	54,397
3.20%, 01/11/27	120	116,147
3.38%, 04/01/30	155	146,306
3.65%, 08/18/25	160	158,469
3.65%, 01/08/29	66	63,907

		2,962,265

Auto Parts & Equipment — 0.1%
Aptiv PLC 3.10%, 12/01/51 (Call 06/01/51)	270	168,604
4.35%, 03/15/29 (Call 12/15/28)	105	98,463
4.40%, 10/01/46 (Call 04/01/46)	54	42,413
5.40%, 03/15/49 (Call 09/15/48)	397	350,190
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	5	3,705
BorgWarner Inc. 3.38%, 03/15/25 (Call 12/15/24)	80	78,482
4.38%, 03/15/45 (Call 09/15/44)	36	28,954
Lear Corp. 2.60%, 01/15/32 (Call 10/15/31)	25	19,387
3.50%, 05/30/30 (Call 02/28/30)	179	155,709
3.55%, 01/15/52 (Call 07/15/51)	35	22,819
3.80%, 09/15/27 (Call 06/15/27)	111	104,665
4.25%, 05/15/29 (Call 02/15/29)	122	111,876
5.25%, 05/15/49 (Call 11/15/48)(b)	112	96,907
Magna International Inc. 3.63%, 06/15/24 (Call 03/15/24)	85	84,325
4.15%, 10/01/25 (Call 07/01/25)	60	59,755

		1,426,254

Banks — 5.7%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	130	128,716
Banco Bilbao Vizcaya Argentaria SA 0.88%, 09/18/23	425	410,397
1.13%, 09/18/25	6,337	5,742,653

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco Santander SA 3.23%, 11/22/32 (Call 11/22/31)(a)	$425	$324,067
3.80%, 02/23/28	2	1,831
4.38%, 04/12/28	215	202,844
Bank of America Corp.
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(a)	30	28,842
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(a)	60	56,115
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(a)	51	48,684
2.48%, 09/21/36 (Call 09/21/31)(a)	75	58,013
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(a)	108	90,665
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(a)	50	45,328
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	284	239,741
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(a)	75	53,815
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(a)	90	74,767
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(a)	55	37,336
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(a)	88	76,459
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(a)	172	145,140
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(a)	222	155,020
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(a)	90	87,205
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(a)	100	89,003
3.25%, 10/21/27 (Call 10/21/26)	175	165,149
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(a)	5	3,914
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(a)	115	111,250
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(a)	110	102,083
3.50%, 04/19/26	132	128,671
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(a)	40	38,120
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(a)	205	192,958
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(a)	167	158,608
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(a)	40	38,278
3.84%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(a)	50	49,497
3.85%, 03/08/37 (Call 03/08/32)(a)	140	121,089
3.88%, 08/01/25	85	84,824
3.95%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(a)	181	153,039
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(a)	120	113,213
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(a)	141	132,116
4.00%, 01/22/25	145	143,792
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.320%)(a)	85	74,208
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.150%)(a)	611	523,260
4.20%, 08/26/24	185	184,867
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(a)	300	270,984
4.25%, 10/22/26	67	65,989

Security	Par (000)	Value

Banks (continued)
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(a)	$95	$91,155
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(a)	408	365,780
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(a)	50	48,792
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(a)	305	279,417
4.45%, 03/03/26	85	84,657
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(a)	1,080	1,032,923
4.83%, 07/22/26 (Call 07/22/25)(a)	160	160,242
4.88%, 04/01/44	96	92,295
4.95%, 07/22/28 (Call 07/22/27)(a)	170	169,813
5.00%, 01/21/44	328	318,616
5.02%, 07/22/33 (Call 07/22/32)(a)	180	178,560
5.88%, 02/07/42	299	326,003
6.11%, 01/29/37	485	513,765
7.75%, 05/14/38	175	216,053
Series L, 3.95%, 04/21/25	90	89,046
Series L, 4.18%, 11/25/27 (Call 11/25/26)	180	175,675
Series L, 4.75%, 04/21/45(b)	157	142,233
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	15	12,454
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(a)	260	201,305
Bank of America N.A., 6.00%, 10/15/36	337	362,673
Bank of Montreal
1.25%, 09/15/26	150	133,755
1.85%, 05/01/25	215	202,631
2.50%, 06/28/24	435	424,255
2.58%, 01/10/25, (SOFR + 0.465%)(a)	50	49,088
2.65%, 03/08/27(b)	200	186,064
3.80%, 12/15/32 (Call 12/15/27)(a)	475	433,585
4.34%, 10/05/28 (Call 10/05/23)(a)	160	159,381
Series E, 3.30%, 02/05/24	554	548,992
Bank of New York Mellon Corp. 3.43%, 06/13/25 (Call 06/13/24)(a)	100	98,790
3.99%, 06/13/28 (Call 06/13/27)(a)	100	97,936
Bank of New York Mellon Corp. (The) 1.60%, 04/24/25 (Call 03/24/25)	408	384,189
2.05%, 01/26/27 (Call 12/26/26)(b)	190	174,699
2.10%, 10/24/24	287	277,879
2.45%, 08/17/26 (Call 05/17/26)	153	143,997
2.50%, 01/26/32 (Call 10/26/31)	100	84,619
2.80%, 05/04/26 (Call 02/04/26)	211	203,505
3.00%, 10/30/28 (Call 07/30/28)(b)	159	145,593
3.25%, 09/11/24 (Call 08/11/24)	135	133,985
3.25%, 05/16/27 (Call 02/16/27)	62	60,009
3.30%, 08/23/29 (Call 05/23/29)	225	209,576
3.35%, 04/25/25 (Call 03/25/25)	200	197,194
3.40%, 05/15/24 (Call 04/15/24)	60	59,687
3.40%, 01/29/28 (Call 10/29/27)	220	210,283
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(a)	359	344,644
3.85%, 04/28/28	235	230,634
3.85%, 04/26/29 (Call 02/26/29)	200	192,070
3.95%, 11/18/25 (Call 10/18/25)	239	238,625
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	184	183,983
Series G, 3.00%, 02/24/25 (Call 01/24/25)	130	127,494
Series J, 0.85%, 10/25/24 (Call 09/25/24)	50	46,927
Series J, 1.90%, 01/25/29 (Call 11/25/28)	200	171,898

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of Nova Scotia (The)
0.65%, 07/31/24	$135	$126,413
0.70%, 04/15/24	2,305	2,185,647
1.05%, 03/02/26	910	816,215
1.30%, 06/11/25(b)	662	612,118
1.30%, 09/15/26	300	266,289
1.45%, 01/10/25	100	93,971
1.95%, 02/02/27	200	180,040
2.15%, 08/01/31	1,775	1,453,459
2.20%, 02/03/25	775	738,497
2.44%, 03/11/24	3,630	3,547,926
2.45%, 02/02/32	200	166,310
2.70%, 08/03/26	406	382,379
3.40%, 02/11/24	1,569	1,556,621
3.45%, 04/11/25	800	782,448
4.50%, 12/16/25	881	878,472
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	140	135,197
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(a)	450	395,280
2.89%, 11/24/32 (Call 11/24/31)(a)	140	109,673
3.56%, 09/23/35 (Call 09/23/30)(a)	355	286,169
3.65%, 03/16/25	160	155,440
3.93%, 05/07/25 (Call 05/07/24),
(3 mo. LIBOR US + 1.610%)(a)	340	332,510
4.34%, 01/10/28 (Call 01/10/27)	125	118,419
4.38%, 09/11/24	30	29,654
4.38%, 01/12/26	385	377,127
4.84%, 05/09/28 (Call 05/07/27)	225	213,016
4.95%, 01/10/47(b)	455	414,992
5.09%, 06/20/30 (Call 06/20/29),
(3 mo. LIBOR US + 3.054%)(a)	430	401,775
5.20%, 05/12/26	250	247,550
5.30%, 08/09/26	245	243,035
5.50%, 08/09/28	300	295,137
BNP Paribas SA, 4.25%, 10/15/24	205	204,305
BPCE SA
3.38%, 12/02/26	290	276,199
4.00%, 04/15/24	50	49,744
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24),
(3 mo. LIBOR US + 2.470%)(a)	35	34,011
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	150	140,302
2.25%, 01/28/25	264	251,724
3.10%, 04/02/24	602	593,608
3.60%, 04/07/32 (Call 03/07/32)	15	13,694
3.95%, 08/04/25	200	197,666
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(a)	5	4,099
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(a)	7	5,852
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)	172	145,906
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)	55	47,900
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	271	260,155
3.20%, 10/21/26 (Call 07/21/26)	340	323,792
3.30%, 04/27/25	30	29,287
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(a)	260	254,766
3.40%, 05/01/26	10	9,660
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(a)	90	83,785

Security	Par (000)	Value

Banks (continued)
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(a)	$90	$84,421
3.70%, 01/12/26	282	275,466
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(a)	287	258,197
3.88%, 03/26/25	90	88,884
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(a)	175	152,147
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(a)	80	76,713
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(a)	95	88,762
4.00%, 08/05/24	15	14,941
4.04%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(a)	317	316,141
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(a)	46	43,764
4.13%, 07/25/28	131	124,923
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(a)	69	61,943
4.30%, 11/20/26	75	74,057
4.40%, 06/10/25	175	174,312
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	135	128,446
4.45%, 09/29/27	392	382,396
4.60%, 03/09/26	95	94,877
4.65%, 07/30/45	239	221,247
4.65%, 07/23/48 (Call 06/23/48)	295	277,790
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(a)	25	24,692
4.75%, 05/18/46	280	252,143
5.30%, 05/06/44	181	176,109
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(a)	90	89,912
5.50%, 09/13/25	228	233,967
5.88%, 02/22/33(b)	16	16,495
5.88%, 01/30/42	220	233,785
6.00%, 10/31/33	82	85,552
6.63%, 01/15/28	43	46,749
6.63%, 06/15/32	272	295,286
6.68%, 09/13/43	126	142,274
8.13%, 07/15/39	349	457,707
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	265	259,514
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	70	58,750
2.85%, 07/27/26 (Call 04/27/26)	77	72,922
3.25%, 04/30/30 (Call 01/30/30)	90	79,018
4.30%, 12/03/25 (Call 11/03/25)	80	79,071
5.64%, 05/21/37 (Call 05/21/32)(a)	50	48,809
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	234	226,168
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	75	71,554
4.38%, 08/04/25	90	88,567
5.25%, 05/24/41	196	213,264
5.25%, 08/04/45(b)	107	103,929
5.75%, 12/01/43	97	100,736
Cooperatieve Rabobank U.A./NY, 1.38%, 01/10/25	250	234,532
Credit Suisse AG/New York NY
2.95%, 04/09/25	30	28,468
3.63%, 09/09/24	140	136,657
Credit Suisse Group AG
3.75%, 03/26/25	225	215,224
4.55%, 04/17/26	175	167,737

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.88%, 05/15/45	$235	$189,492
Deutsche Bank AG
4.10%, 01/13/26	205	199,947
6.12%, 07/14/26 (Call 07/14/25)(a)	295	295,133
Deutsche Bank AG/London, 3.70%, 05/30/24	221	217,849
Deutsche Bank AG/New York NY
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(a)	170	144,515
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(a)	205	174,506
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(a)	170	132,374
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)	340	279,133
3.70%, 05/30/24	205	201,597
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(a)	40	38,321
4.10%, 01/13/26	45	43,793
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	125	104,169
3.45%, 07/27/26 (Call 04/27/26)	45	42,638
4.65%, 09/13/28 (Call 06/13/28)	270	259,651
Fifth Third Bancorp.
4.77%, 07/28/30 (Call 07/28/29)(a)	100	99,528
8.25%, 03/01/38	226	291,682
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	20	20,295
First Republic Bank/CA, 4.38%, 08/01/46 (Call 02/01/46)	165	141,141
Goldman Sachs Capital I, 6.35%, 02/15/34	120	125,686
Goldman Sachs Group Inc. (The)
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(a)	50	47,891
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(a)	5	4,436
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(a)	110	86,856
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	190	153,336
2.60%, 02/07/30 (Call 11/07/29)	102	87,330
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	172	141,680
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(a)	55	45,213
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(a)	25	18,228
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(a)	200	170,198
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(a)	117	90,070
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(a)	60	47,318
3.50%, 04/01/25 (Call 03/01/25)	235	229,802
3.50%, 11/16/26 (Call 11/16/25)	318	305,417
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	167	157,767
3.75%, 05/22/25 (Call 02/22/25)	113	111,036
3.75%, 02/25/26 (Call 11/25/25)	135	132,226
3.80%, 03/15/30 (Call 12/15/29)	133	123,202
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	327	306,847
3.85%, 01/26/27 (Call 01/26/26)	317	307,224
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)	310	270,487
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	255	243,744
4.25%, 10/21/25	105	103,801
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)	200	182,492
4.48%, 08/23/28	200	195,410
4.75%, 10/21/45 (Call 04/21/45)	191	179,020
4.80%, 07/08/44 (Call 01/08/44)	420	402,385
5.15%, 05/22/45	274	259,681
5.95%, 01/15/27	65	67,751
6.13%, 02/15/33	340	369,900
6.25%, 02/01/41	330	367,178
6.45%, 05/01/36	114	122,779

Security	Par (000)	Value

Banks (continued)
6.75%, 10/01/37	$631	$699,735
HSBC Holdings PLC
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)	40	33,121
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)	200	176,248
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(a)	10	7,907
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	487	462,197
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	75	59,588
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	300	294,264
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	165	149,101
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	300	282,159
4.25%, 03/14/24	230	229,174
4.25%, 08/18/25	55	54,040
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)	55	53,439
4.30%, 03/08/26	367	362,695
4.38%, 11/23/26	55	53,823
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	325	306,728
4.95%, 03/31/30	245	238,522
5.25%, 03/14/44	210	193,040
6.10%, 01/14/42	235	256,958
6.50%, 05/02/36	570	597,799
6.50%, 09/15/37	380	396,678
6.80%, 06/01/38	375	404,171
7.63%, 05/17/32	167	189,460
HSBC USA Inc., 3.50%, 06/23/24	110	108,451
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31)(a)	290	219,594
4.44%, 08/04/28 (Call 08/04/27)(a)	100	97,949
5.02%, 05/17/33 (Call 05/17/32)(a)	42	41,533
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	309	264,146
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(a)	300	248,052
3.55%, 04/09/24	435	430,089
3.95%, 03/29/27	355	340,722
4.10%, 10/02/23	737	736,823
4.25%, 03/28/33 (Call 03/28/32), (SOFR + 2.070%)(a)	80	73,784
4.55%, 10/02/28	155	150,043
Intesa Sanpaolo SpA, 5.25%, 01/12/24	545	545,490
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(a)	250	232,842
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(a)	150	131,496
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(a)	150	139,930
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	60	50,759
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)	260	214,224
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(a)	27	22,336
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	136	117,786
2.95%, 10/01/26 (Call 07/01/26)	142	134,987
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(a)	265	225,202
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(a)	293	226,082
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(a)	353	255,886
3.20%, 06/15/26 (Call 03/15/26)	255	245,420
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(a)	280	211,364
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	82	75,971

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	$120	$113,066
3.63%, 12/01/27 (Call 12/01/26)	190	181,583
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(a)	165	152,046
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	230	220,706
3.85%, 06/14/25 (Call 06/14/24)(a)	100	98,957
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)(b)	138	121,375
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)	296	247,160
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	95	92,434
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)	301	252,033
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	52	49,260
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)	275	235,922
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(a)	195	192,447
4.13%, 12/15/26	199	196,721
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	60	57,354
4.25%, 10/01/27	65	64,325
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)	209	184,093
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(a)	190	185,658
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	89	86,124
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)	172	166,959
4.57%, 06/14/30 (Call 06/14/29)(a)	200	194,578
4.59%, 04/26/33 (Call 04/26/32), (SOFR + 1.800%)(a)	357	344,991
4.85%, 07/25/28 (Call 07/25/27)(a)	200	199,778
4.85%, 02/01/44	166	164,836
4.91%, 07/25/33 (Call 07/25/32)(a)	95	94,175
4.95%, 06/01/45(b)	87	83,272
5.40%, 01/06/42	275	283,137
5.50%, 10/15/40	240	251,095
5.60%, 07/15/41	305	322,461
5.63%, 08/16/43(b)	214	223,512
6.40%, 05/15/38	330	375,731
7.63%, 10/15/26	105	117,836
7.75%, 07/15/25	10	10,921
8.00%, 04/29/27	237	272,443
8.75%, 09/01/30	5	6,062
KeyBank N.A./Cleveland OH
3.40%, 05/20/26	415	396,433
3.90%, 04/13/29	17	15,568
6.95%, 02/01/28	20	21,465
KeyCorp
2.25%, 04/06/27	225	202,417
2.55%, 10/01/29	220	188,461
4.10%, 04/30/28	70	67,976
4.15%, 10/29/25	66	65,344
KfW
0.00%, 04/18/36(b)(c)	778	482,640
0.00%, 06/29/37(c)	445	264,334
0.25%, 10/19/23	330	317,912
0.38%, 07/18/25	390	355,930

Security	Par (000)	Value

Banks (continued)
0.63%, 01/22/26	$700	$634,893
0.75%, 09/30/30	295	240,726
1.75%, 09/14/29	621	558,229
2.00%, 05/02/25	963	924,336
2.50%, 11/20/24	1,155	1,129,232
2.63%, 02/28/24	2,308	2,276,957
2.88%, 04/03/28	1,227	1,189,810
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	60	56,461
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)	220	203,366
3.75%, 01/11/27	145	138,321
3.87%, 07/09/25 (Call 07/09/24)(a)	580	568,800
3.90%, 03/12/24	90	89,573
4.05%, 08/16/23	45	44,954
4.34%, 01/09/48	280	226,313
4.38%, 03/22/28	265	255,441
4.45%, 05/08/25	320	317,402
4.50%, 11/04/24	482	479,407
4.55%, 08/16/28	85	82,305
4.58%, 12/10/25	255	249,798
4.65%, 03/24/26	190	185,752
Mitsubishi UFJ Financial Group Inc.
0.96%, 10/11/25 (Call 10/11/24)(a)	200	184,986
1.64%, 10/13/27 (Call 10/13/26)(a)	200	175,938
2.31%, 07/20/32 (Call 07/20/31)(a)	2	1,616
2.34%, 01/19/28 (Call 01/19/27)(a)	200	179,790
2.76%, 09/13/26	250	232,962
3.20%, 07/18/29	45	40,796
3.29%, 07/25/27	170	160,145
3.68%, 02/22/27	10	9,637
3.74%, 03/07/29	95	89,527
3.78%, 03/02/25	86	84,939
3.85%, 03/01/26	255	249,013
3.96%, 03/02/28	50	48,159
4.05%, 09/11/28	75	72,023
4.15%, 03/07/39	84	76,476
4.29%, 07/26/38	100	93,435
Mizuho Financial Group Inc.
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(a)	40	37,116
2.56%, 09/13/31	200	157,630
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)	22	18,279
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)	227	200,071
3.17%, 09/11/27	10	9,223
3.66%, 02/28/27	20	19,062
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)	20	19,849
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)	99	94,010
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	50	39,392
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(a)	50	39,499
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	662	621,697
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	230	185,486
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	295	228,150
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)	225	184,502
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	187	161,906

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	$135	$130,546
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(a)	175	118,851
3.13%, 07/27/26	140	133,386
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	337	318,337
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	304	278,868
3.63%, 01/20/27	225	218,531
3.70%, 10/23/24	290	288,193
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	239	225,021
3.88%, 01/27/26	130	128,251
3.95%, 04/23/27	330	319,849
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	460	410,311
4.00%, 07/23/25	126	125,323
4.30%, 01/27/45	355	317,303
4.35%, 09/08/26	265	261,960
4.38%, 01/22/47	242	220,297
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	62	60,380
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(a)	160	149,218
4.68%, 07/17/26 (Call 07/17/25)(a)	85	85,083
4.89%, 07/20/33 (Call 07/20/32)(a)	45	44,807
5.00%, 11/24/25	186	188,941
5.30%, 04/20/37 (Call 04/20/32)(a)	135	129,650
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	538	580,905
6.25%, 08/09/26	280	297,606
6.38%, 07/24/42	406	464,740
7.25%, 04/01/32	339	400,837
Series F, 3.88%, 04/29/24	355	354,347
National Australia Bank Ltd./New York
2.50%, 07/12/26	297	279,097
3.38%, 01/14/26	100	97,370
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(a)	275	215,385
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(a)	120	115,200
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	400	388,240
NatWest Group PLC
3.75%, 11/01/29 (Call 11/01/24)(a)	590	560,382
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	737	728,200
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)	199	185,774
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	250	248,710
4.80%, 04/05/26	425	422,637
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	721	673,948
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	820	764,232
3.65%, 08/03/28 (Call 05/03/28)(b)	259	252,217
3.95%, 10/30/25	495	493,040
Oesterreichische Kontrollbank AG, 1.50%, 02/12/25	1,024	973,568
PNC Bank NA
2.70%, 10/22/29	155	135,096
2.95%, 02/23/25 (Call 01/24/25)	80	77,842
3.10%, 10/25/27 (Call 09/25/27)	500	475,275

Security	Par (000)	Value

Banks (continued)
3.25%, 01/22/28 (Call 12/23/27)	$45	$42,678
3.88%, 04/10/25 (Call 03/10/25)	835	824,947
4.05%, 07/26/28	75	72,439
2.50%, 08/27/24 (Call 07/27/24)	541	526,031
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	100	89,644
2.20%, 11/01/24 (Call 10/02/24)	162	156,613
2.55%, 01/22/30 (Call 10/24/29)	170	149,257
2.60%, 07/23/26 (Call 05/23/26)	281	265,787
3.15%, 05/19/27 (Call 04/19/27)	205	196,271
3.45%, 04/23/29 (Call 01/23/29)	508	480,903
Regions Bank/Birmingham AL, 6.45%, 06/26/37	163	181,665
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	100	86,097
7.38%, 12/10/37	143	168,325
Royal Bank of Canada
0.75%, 10/07/24	100	93,274
1.40%, 11/02/26	150	133,455
2.25%, 11/01/24	300	288,603
2.55%, 07/16/24	213	207,243
3.38%, 04/14/25	100	98,221
3.63%, 05/04/27(b)	100	96,491
3.88%, 05/04/32	100	94,479
3.97%, 07/26/24	190	189,561
4.24%, 08/03/27	200	197,204
4.65%, 01/27/26	100	100,600
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(a)	35	30,434
3.24%, 10/05/26 (Call 08/05/26)	206	191,734
4.40%, 07/13/27 (Call 04/14/27)	752	724,123
4.50%, 07/17/25 (Call 04/17/25)	452	447,534
Santander UK Group Holdings PLC
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(a)	80	70,104
2.90%, 03/15/32 (Call 03/15/31), (SOFR + 1.475%)(a)	50	40,282
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(a)	150	135,112
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(a)	50	45,822
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)	255	246,202
2.40%, 01/24/30	305	268,125
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(a)	50	42,593
2.65%, 05/19/26	223	214,580
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	488	426,941
3.55%, 08/18/25	1,023	1,014,018
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	198	197,517
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	42	41,070
4.16%, 08/04/33	25	24,159
Sumitomo Mitsui Financial Group Inc.
2.45%, 09/27/24	115	110,249
2.63%, 07/14/26	60	55,871
2.70%, 07/16/24	205	198,846
2.72%, 09/27/29	40	34,723
2.75%, 01/15/30	25	21,622
3.01%, 10/19/26	175	164,720
3.04%, 07/16/29	115	102,089
3.20%, 09/17/29	172	151,886
3.35%, 10/18/27	92	86,398
3.36%, 07/12/27	183	172,719
3.45%, 01/11/27	222	211,497

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.54%, 01/17/28	$25	$23,677
3.78%, 03/09/26	140	136,648
3.94%, 07/19/28	105	99,952
4.31%, 10/16/28	48	46,754
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	150	133,098
3.13%, 06/05/30 (Call 03/05/30)	274	234,541
3.50%, 01/29/25	110	106,920
4.35%, 04/29/28 (Call 04/29/27)(a)	190	183,479
4.57%, 04/29/33 (Call 04/29/32)(a)	190	177,021
Toronto-Dominion Bank (The)
0.70%, 09/10/24	50	46,775
1.25%, 12/13/24	50	46,979
1.25%, 09/10/26	50	44,405
1.45%, 01/10/25	200	188,974
1.95%, 01/12/27	200	181,198
2.00%, 09/10/31	100	81,122
2.45%, 01/12/32	190	158,443
2.65%, 06/12/24	581	567,341
2.80%, 03/10/27	100	93,784
3.25%, 03/11/24	373	368,890
3.63%, 09/15/31 (Call 09/15/26)(a)	516	490,205
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	340	283,944
2.64%, 09/17/29 (Call 09/17/24)(a)	50	47,366
3.30%, 05/15/26 (Call 04/15/26)	25	24,041
4.05%, 11/03/25 (Call 09/03/25)	70	69,884
Truist Financial Corp.
3.70%, 06/05/25 (Call 05/05/25)	140	138,485
3.88%, 03/19/29 (Call 02/16/29)	35	33,111
4.00%, 05/01/25 (Call 03/01/25)	133	132,644
4.12%, 06/06/28 (Call 06/06/27)(a)	65	63,820
4.26%, 07/28/26 (Call 07/28/25)(a)	50	49,943
4.92%, 07/28/33 (Call 07/28/32)(a)	50	48,037
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	109	102,031
Wells Fargo & Co.
4.61%, 04/25/53 (Call 04/25/52)(a)	500	461,015
4.90%, 07/25/33 (Call 07/25/32)(a)	300	295,602
4.90%, 11/17/45	500	463,680
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(a)	205	202,409
5.38%, 11/02/43	5	4,985
5.61%, 01/15/44	500	505,650
Westpac Banking Corp.
2.35%, 02/19/25	56	53,859
2.67%, 11/15/35 (Call 11/15/30)(a)	5	3,953
2.70%, 08/19/26	130	122,967
2.85%, 05/13/26	510	487,045
2.89%, 02/04/30 (Call 02/04/25)(a)	260	244,468
3.02%, 11/18/36 (Call 11/18/31)(a)	240	191,222
3.30%, 02/26/24(b)	476	473,939
3.35%, 03/08/27	123	118,688
3.40%, 01/25/28	197	188,360
4.11%, 07/24/34 (Call 07/24/29)(a)	469	422,907
4.32%, 11/23/31 (Call 11/23/26)(a)	244	232,156
4.42%, 07/24/39	106	93,423
5.41%, 08/10/33	100	96,780
Wintrust Financial Corp., 4.85%, 06/06/29	15	14,602
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	77	65,396

		123,475,240

Security	Par (000)	Value

Beverages — 1.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	$576	$566,508
4.70%, 02/01/36 (Call 08/01/35)	277	266,842
4.90%, 02/01/46 (Call 08/01/45)	575	545,985
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	180	150,377
4.63%, 02/01/44	255	233,432
4.70%, 02/01/36 (Call 08/01/35)	366	353,790
4.90%, 02/01/46 (Call 08/01/45)	183	171,314
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	115	108,253
3.75%, 07/15/42	87	71,908
4.00%, 04/13/28 (Call 01/13/28)	414	408,904
4.35%, 06/01/40 (Call 12/01/39)	150	136,475
4.38%, 04/15/38 (Call 10/15/37)	189	175,316
4.44%, 10/06/48 (Call 04/06/48)	240	213,751
4.50%, 06/01/50 (Call 12/01/49)	206	186,885
4.60%, 04/15/48 (Call 10/15/47)	298	270,995
4.60%, 06/01/60 (Call 12/01/59)	150	133,760
4.75%, 01/23/29 (Call 10/23/28)	302	308,097
4.75%, 04/15/58 (Call 10/15/57)	152	138,838
4.90%, 01/23/31 (Call 10/23/30)	183	188,226
4.95%, 01/15/42	157	152,931
5.45%, 01/23/39 (Call 07/23/38)(b)	313	321,157
5.55%, 01/23/49 (Call 07/23/48)	283	294,113
5.80%, 01/23/59 (Call 07/23/58)	198	211,391
8.00%, 11/15/39	44	56,181
8.20%, 01/15/39	270	349,882
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	197	194,831
4.00%, 04/15/38 (Call 10/15/37)	48	43,456
4.50%, 07/15/45 (Call 01/15/45)	134	125,163
Coca-Cola Co. (The)
1.65%, 06/01/30	301	254,101
2.13%, 09/06/29	365	325,277
2.50%, 06/01/40	237	183,820
2.50%, 03/15/51	95	67,588
2.60%, 06/01/50	193	141,988
2.75%, 06/01/60	39	27,818
2.90%, 05/25/27	105	101,340
3.00%, 03/05/51(b)	100	78,362
3.38%, 03/25/27	280	276,696
3.45%, 03/25/30	502	483,597
4.20%, 03/25/50	140	136,314
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	210	211,674
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	51	40,599
4.10%, 02/15/48 (Call 08/15/47)	37	31,041
4.50%, 05/09/47 (Call 11/09/46)	87	77,270
5.25%, 11/15/48 (Call 05/15/48)	56	54,772
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	1,755	1,502,684
2.13%, 10/24/24 (Call 09/24/24)	4,580	4,418,738
2.13%, 04/29/32 (Call 01/29/32)(b)	1,210	1,006,042
2.38%, 10/24/29 (Call 07/24/29)	585	518,866
3.50%, 09/18/23 (Call 08/18/23)	1,550	1,545,381
3.88%, 05/18/28 (Call 02/18/28)	470	467,091
5.88%, 09/30/36	90	100,265

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Diageo Investment Corp.
4.25%, 05/11/42	$130	$121,282
7.45%, 04/15/35	124	156,634
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	245	189,363
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	123	115,010
3.13%, 12/15/23 (Call 10/15/23)	162	160,437
3.20%, 05/01/30 (Call 02/01/30)	169	151,743
3.40%, 11/15/25 (Call 08/15/25)(b)	160	156,278
3.43%, 06/15/27 (Call 03/15/27)	263	251,399
3.80%, 05/01/50 (Call 11/01/49)	117	91,132
3.95%, 04/15/29 (Call 02/15/29)	50	47,579
4.05%, 04/15/32 (Call 01/15/32)	60	55,952
4.42%, 05/25/25 (Call 03/25/25)	164	164,535
4.42%, 12/15/46 (Call 06/15/46)	225	196,382
4.50%, 11/15/45 (Call 05/15/45)	29	25,636
4.50%, 04/15/52 (Call 10/15/51)	110	95,710
4.60%, 05/25/28 (Call 02/25/28)	115	115,415
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,145	1,073,529
4.20%, 07/15/46 (Call 01/15/46)	215	176,339
5.00%, 05/01/42	152	140,162
PepsiCo Inc.
1.95%, 10/21/31 (Call 07/21/31)	50	42,340
2.25%, 03/19/25 (Call 02/19/25)	290	279,711
2.38%, 10/06/26 (Call 07/06/26)	509	483,036
2.63%, 03/19/27 (Call 01/19/27)	276	261,938
2.63%, 07/29/29 (Call 04/29/29)	285	261,100
2.63%, 10/21/41 (Call 04/21/41)	50	39,239
2.75%, 04/30/25 (Call 01/30/25)	507	494,502
2.75%, 03/19/30 (Call 12/19/29)	389	356,129
2.85%, 02/24/26 (Call 11/24/25)	245	238,605
2.88%, 10/15/49 (Call 04/15/49)	95	74,131
3.00%, 10/15/27 (Call 07/15/27)	349	337,228
3.38%, 07/29/49 (Call 01/29/49)	90	76,042
3.45%, 10/06/46 (Call 04/06/46)	259	225,651
3.50%, 07/17/25 (Call 04/17/25)	145	144,297
3.50%, 03/19/40 (Call 09/19/39)	10	8,907
3.60%, 03/01/24 (Call 12/01/23)	220	220,121
3.60%, 02/18/28 (Call 01/18/28)	50	49,067
3.60%, 08/13/42	75	66,298
3.63%, 03/19/50 (Call 09/19/49)	121	108,130
3.88%, 03/19/60 (Call 09/19/59)	30	28,412
3.90%, 07/18/32 (Call 04/18/32)	70	68,569
4.00%, 03/05/42	50	47,045
4.00%, 05/02/47 (Call 11/02/46)	110	103,523
4.20%, 07/18/52 (Call 01/18/52)	25	24,491
4.45%, 04/14/46 (Call 10/14/45)	15	15,160
4.88%, 11/01/40	10	10,405
7.00%, 03/01/29	110	128,421

		26,107,100

Biotechnology — 0.5%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	611	581,855
2.20%, 02/21/27 (Call 12/21/26)	367	337,427
2.30%, 02/25/31 (Call 11/25/30)	295	249,868
2.45%, 02/21/30 (Call 11/21/29)	551	482,401
2.60%, 08/19/26 (Call 05/19/26)	177	167,594
2.77%, 09/01/53 (Call 03/01/53)	10	6,642

Security	Par (000)	Value

Biotechnology (continued)
3.00%, 01/15/52 (Call 07/15/51)	$210	$147,993
3.13%, 05/01/25 (Call 02/01/25)(b)	131	128,372
3.15%, 02/21/40 (Call 08/21/39)	280	221,600
3.20%, 11/02/27 (Call 08/02/27)	157	150,139
3.35%, 02/22/32 (Call 11/22/31)	30	27,175
3.38%, 02/21/50 (Call 08/21/49)	240	182,086
3.63%, 05/22/24 (Call 02/22/24)	279	277,853
4.05%, 08/18/29	300	291,849
4.20%, 03/01/33	300	289,782
4.40%, 05/01/45 (Call 11/01/44)	295	265,562
4.40%, 02/22/62 (Call 08/22/61)	25	21,680
4.56%, 06/15/48 (Call 12/15/47)	259	239,285
4.66%, 06/15/51 (Call 12/15/50)	178	166,916
4.88%, 03/01/53	55	53,364
4.95%, 10/01/41	166	161,335
5.15%, 11/15/41 (Call 05/15/41)	102	100,951
5.65%, 06/15/42 (Call 12/15/41)	10	10,543
6.38%, 06/01/37	55	63,330
6.40%, 02/01/39	5	5,596
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	316	313,649
5.25%, 06/23/45 (Call 12/23/44)	225	222,786
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	140	114,684
3.15%, 05/01/50 (Call 11/01/49)	237	161,312
3.25%, 02/15/51 (Call 08/15/50)	75	52,321
4.05%, 09/15/25 (Call 06/15/25)	552	549,450
5.20%, 09/15/45 (Call 03/15/45)	202	193,916
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	280	227,847
2.80%, 10/01/50 (Call 04/01/50)	171	117,393
2.95%, 03/01/27 (Call 12/01/26)	468	443,524
3.50%, 02/01/25 (Call 11/01/24)	289	285,104
3.65%, 03/01/26 (Call 12/01/25)	415	407,572
3.70%, 04/01/24 (Call 01/01/24)	270	269,363
4.00%, 09/01/36 (Call 03/01/36)	119	108,563
4.15%, 03/01/47 (Call 09/01/46)	260	226,377
4.50%, 02/01/45 (Call 08/01/44)	250	227,360
4.60%, 09/01/35 (Call 03/01/35)	330	322,889
4.75%, 03/01/46 (Call 09/01/45)	231	220,825
4.80%, 04/01/44 (Call 10/01/43)	298	282,438
5.65%, 12/01/41 (Call 06/01/41)	100	105,651
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	150	122,049
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	124	83,391
Royalty Pharma PLC
3.35%, 09/02/51 (Call 03/02/51)	17	11,377
3.55%, 09/02/50 (Call 03/02/50)	64	44,112

		9,745,151

Building Materials — 0.3%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	210	178,983
3.38%, 04/05/40 (Call 10/05/39)	190	149,988
3.58%, 04/05/50 (Call 10/05/49)	160	121,933
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	157	137,042
4.00%, 09/21/23 (Call 08/21/23)	423	422,019
4.00%, 06/15/25 (Call 03/15/25)	132	129,821
4.00%, 03/25/32 (Call 12/25/31)	40	35,448
4.50%, 03/25/52 (Call 09/25/51)	20	15,224

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	$636	$629,290
3.90%, 02/14/26 (Call 11/14/25)	610	602,485
4.50%, 02/15/47 (Call 08/15/46)	132	115,070
4.63%, 07/02/44 (Call 01/02/44)	195	172,027
4.95%, 07/02/64 (Call 01/02/64)(d)	140	121,692
5.13%, 09/14/45 (Call 03/14/45)	172	164,134
6.00%, 01/15/36	185	198,111
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	500	408,960
2.00%, 09/16/31 (Call 06/16/31)	170	136,549
Lafarge SA, 7.13%, 07/15/36	48	53,827
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	125	123,049
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	30	21,055
4.25%, 12/15/47 (Call 06/15/47)	57	47,794
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	111	103,431
4.50%, 05/15/47 (Call 11/15/46)(b)	165	139,870
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	50	44,508
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	363	345,790
3.95%, 08/15/29 (Call 05/15/29)	136	127,518
4.20%, 12/01/24 (Call 09/01/24)	660	659,043
4.30%, 07/15/47 (Call 01/15/47)	220	179,548
4.40%, 01/30/48 (Call 07/30/47)	55	45,121
7.00%, 12/01/36	51	55,110
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	69	61,095
4.70%, 03/01/48 (Call 09/01/47)	55	50,046

		5,795,581

Chemicals — 0.6%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	125	120,219
CF Industries Inc., 5.38%, 03/15/44	40	37,471
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)(b)	25	19,123
4.25%, 10/01/34 (Call 04/01/34)(b)	74	68,568
4.38%, 11/15/42 (Call 05/15/42)	47	41,145
4.63%, 10/01/44 (Call 04/01/44)	117	104,591
4.80%, 11/30/28 (Call 08/30/28)	80	80,490
4.80%, 05/15/49 (Call 11/15/48)	204	185,546
5.25%, 11/15/41 (Call 05/15/41)	144	141,549
5.55%, 11/30/48 (Call 05/30/48)	20	20,217
7.38%, 11/01/29	165	189,880
9.40%, 05/15/39	115	158,906
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	355	357,868
4.73%, 11/15/28 (Call 08/15/28)	529	534,232
5.32%, 11/15/38 (Call 05/15/38)	299	297,947
5.42%, 11/15/48 (Call 05/15/48)	180	177,131
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	137	119,615
4.80%, 09/01/42 (Call 03/01/42)	98	85,750
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	295	235,906
2.13%, 02/01/32 (Call 11/01/31)(b)	150	126,123
2.70%, 11/01/26 (Call 08/01/26)	4,550	4,373,460
2.70%, 12/15/51 (Call 06/15/51)	250	177,355
2.75%, 08/18/55 (Call 02/18/55)	175	123,429

Security	Par (000)	Value

Chemicals (continued)
3.25%, 12/01/27 (Call 09/01/27)	$466	$451,726
3.95%, 12/01/47 (Call 06/01/47)	270	245,443
4.80%, 03/24/30 (Call 12/24/29)	716	737,795
5.50%, 12/08/41	10	10,797
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	137	115,406
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	40	33,762
4.45%, 09/26/28 (Call 06/26/28)	555	538,944
5.00%, 09/26/48 (Call 03/26/48)	36	33,322
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	150	136,042
5.25%, 07/15/43	78	72,822
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	515	488,761
LYB International Finance III LLC 3.63%, 04/01/51 (Call 10/01/50)	120	89,021
3.80%, 10/01/60 (Call 04/01/60)	65	46,198
4.20%, 10/15/49 (Call 04/15/49)	72	57,869
4.20%, 05/01/50 (Call 11/01/49)	214	173,391
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	130	109,512
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	10	9,711
4.88%, 11/15/41 (Call 05/15/41)	5	4,401
5.45%, 11/15/33 (Call 05/15/33)	15	15,258
5.63%, 11/15/43 (Call 05/15/43)	125	123,671
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	107	97,453
4.90%, 06/01/43 (Call 12/01/42)	120	114,995
5.00%, 04/01/49 (Call 10/01/48)	38	37,538
5.25%, 01/15/45 (Call 07/15/44)	73	71,383
5.63%, 12/01/40	173	178,358
5.88%, 12/01/36	120	128,257
6.13%, 01/15/41 (Call 07/15/40)	10	10,835
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	30	29,097
2.80%, 08/15/29 (Call 05/15/29)	159	143,130
3.75%, 03/15/28 (Call 12/15/27)	660	639,329
Rohm & Haas Co., 7.85%, 07/15/29	203	237,015
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	35	27,951
5.25%, 06/01/45 (Call 12/01/44)	25	22,999
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	200	162,254
3.30%, 05/15/50 (Call 11/15/49)	50	36,672
3.45%, 08/01/25 (Call 05/01/25)	120	117,420
3.80%, 08/15/49 (Call 02/15/49)	75	59,737
3.95%, 01/15/26 (Call 10/15/25)	235	232,436
4.00%, 12/15/42 (Call 06/15/42)	33	26,850
4.50%, 06/01/47 (Call 12/01/46)	194	173,079
4.55%, 08/01/45 (Call 02/01/45)	40	34,984

		13,852,145

Commercial Services — 0.5%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	2,391	1,955,575
1.70%, 05/15/28 (Call 03/15/28)	1,070	958,003
3.38%, 09/15/25 (Call 06/15/25)	792	784,341
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	292	265,057
5.25%, 10/01/25 (Call 07/01/25)	38	38,404

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	$80	$70,956
4.15%, 08/15/49 (Call 02/15/49)	102	77,900
5.30%, 08/15/29	35	34,633
5.95%, 08/15/52	25	24,241
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	305	233,273
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	45	27,475
3.10%, 11/29/61 (Call 05/29/61)	110	75,666
3.25%, 01/15/28 (Call 10/15/27)	220	207,372
3.25%, 05/20/50 (Call 11/20/49)	84	62,603
3.75%, 03/24/25 (Call 02/24/25)	225	222,581
3.75%, 02/25/52 (Call 08/25/51)	5	4,085
4.25%, 02/01/29 (Call 11/01/28)	108	106,653
4.88%, 02/15/24 (Call 11/15/23)	358	361,781
4.88%, 12/17/48 (Call 06/17/48)	169	164,107
5.25%, 07/15/44	105	106,034
PayPal Holdings Inc.
2.40%, 10/01/24 (Call 09/01/24)	697	678,439
2.65%, 10/01/26 (Call 08/01/26)	290	275,242
2.85%, 10/01/29 (Call 07/01/29)	205	185,642
3.25%, 06/01/50 (Call 12/01/49)(b)	96	72,544
4.40%, 06/01/32 (Call 03/01/32)	100	98,491
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	130	102,515
2.90%, 10/01/30 (Call 07/01/30)	250	212,230
3.05%, 10/01/41 (Call 04/01/41)	30	20,889
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,050	939,614
4.00%, 03/18/29 (Call 12/18/28)	708	682,165
4.75%, 05/20/32 (Call 02/20/32)	75	75,329
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	182	161,039
2.70%, 03/01/29 (Call 01/01/29)(e)	50	45,527
2.90%, 03/01/32 (Call 12/01/31)(e)	25	22,191
2.95%, 01/22/27 (Call 10/22/26)	138	132,435
3.25%, 12/01/49 (Call 06/01/49)	208	163,072
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	110	85,316
4.13%, 03/15/29 (Call 12/15/28)	176	168,297
5.50%, 06/15/45 (Call 12/15/44)	71	71,562

		9,973,279

Computers — 0.5%
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	75	65,273
1.70%, 08/05/31 (Call 05/05/31)(b)	100	83,298
2.55%, 08/20/60 (Call 02/20/60)	28	19,009
2.65%, 05/11/50 (Call 11/11/49)	298	218,002
2.65%, 02/08/51 (Call 08/08/50)	55	40,214
2.80%, 02/08/61 (Call 08/08/60)	135	94,886
2.85%, 08/05/61 (Call 02/05/61)	110	78,063
2.95%, 09/11/49 (Call 03/11/49)	144	112,154
3.45%, 02/09/45	222	192,516
3.75%, 09/12/47 (Call 03/12/47)	115	103,053
3.75%, 11/13/47 (Call 05/13/47)	71	63,725
3.85%, 05/04/43	307	281,780
3.85%, 08/04/46 (Call 02/04/46)	130	118,295
4.25%, 02/09/47 (Call 08/09/46)	45	43,931
4.38%, 05/13/45	215	210,984
4.45%, 05/06/44	44	43,938

Security	Par (000)	Value

Computers (continued)
4.65%, 02/23/46 (Call 08/23/45)	$412	$421,731
Dell Inc., 6.50%, 04/15/38	80	80,563
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(e)	105	68,509
8.10%, 07/15/36 (Call 01/15/36)	10	11,618
8.35%, 07/15/46 (Call 01/15/46)(b)	353	429,294
Hewlett Packard Enterprise Co.
4.45%, 10/02/23 (Call 09/02/23)	527	529,203
4.90%, 10/15/25 (Call 07/15/25)	735	746,451
6.20%, 10/15/35 (Call 04/15/35)	264	280,959
6.35%, 10/15/45 (Call 04/15/45)	375	376,294
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	406	351,206
4.20%, 04/15/32 (Call 01/15/32)	25	22,075
4.75%, 01/15/28 (Call 12/15/27)	50	49,239
5.50%, 01/15/33 (Call 10/15/32)	25	24,042
6.00%, 09/15/41	287	278,634
International Business Machines Corp.
3.00%, 05/15/24	479	472,807
3.30%, 05/15/26(b)	462	447,974
3.30%, 01/27/27	105	101,644
3.45%, 02/19/26(b)	527	516,534
3.50%, 05/15/29	370	349,310
3.63%, 02/12/24	360	359,132
4.00%, 06/20/42	280	241,718
4.15%, 07/27/27 (Call 06/27/27)	100	99,382
4.15%, 05/15/39	262	236,521
4.25%, 05/15/49	271	240,228
4.40%, 07/27/32 (Call 04/27/32)	100	98,348
4.70%, 02/19/46	120	113,378
5.60%, 11/30/39(b)	56	59,010
5.88%, 11/29/32	235	257,215
6.22%, 08/01/27	35	38,146
6.50%, 01/15/28	182	199,254
7.00%, 10/30/25	396	429,688
7.13%, 12/01/96	20	25,906
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)(e)	15	9,127
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	120	94,224
4.38%, 05/15/30 (Call 02/15/30)	756	699,882
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	165	135,556
Western Digital Corp., 2.85%, 02/01/29 (Call 12/01/28)	25	20,384

		10,684,307

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.25%, 03/15/24	355	353,214
3.70%, 08/01/47 (Call 02/01/47)	156	139,648
4.00%, 08/15/45	343	316,438
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	57	44,926
4.38%, 06/15/45 (Call 12/15/44)(b)	12	11,118
6.00%, 05/15/37	25	28,347
Procter & Gamble Co. (The)
2.30%, 02/01/32(b)	200	177,304
2.45%, 11/03/26	371	355,080
2.70%, 02/02/26	285	278,864
2.80%, 03/25/27	457	439,657
2.85%, 08/11/27	290	278,388
3.60%, 03/25/50	80	73,553
5.55%, 03/05/37	96	109,421

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
5.80%, 08/15/34	$25	$28,664
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	100	81,963
2.00%, 07/28/26	185	172,723
2.90%, 05/05/27 (Call 02/05/27)	105	100,382
3.10%, 07/30/25	60	58,783
3.38%, 03/22/25 (Call 01/22/25)	195	192,270
3.50%, 03/22/28 (Call 12/22/27)	145	141,329

		3,382,072

Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	479	455,189
3.75%, 05/15/46 (Call 11/15/45)	96	81,603
4.20%, 05/15/47 (Call 11/15/46)	84	76,489
4.60%, 06/15/45 (Call 12/15/44)	157	151,791

		765,072

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	290	268,534
2.45%, 10/29/26 (Call 09/29/26)	200	176,264
3.00%, 10/29/28 (Call 08/29/28)	17	14,570
3.30%, 01/30/32 (Call 10/30/31)	382	307,246
3.40%, 10/29/33 (Call 07/29/33)	90	71,093
3.50%, 01/15/25 (Call 11/15/24)	342	328,457
3.65%, 07/21/27 (Call 04/21/27)	370	336,707
3.88%, 01/23/28 (Call 10/23/27)	285	258,988
4.45%, 10/01/25 (Call 08/01/25)	355	344,261
4.45%, 04/03/26 (Call 02/03/26)	280	270,724
4.63%, 10/15/27 (Call 08/15/27)	90	85,554
6.50%, 07/15/25 (Call 06/15/25)	535	547,979
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	165	145,403
3.50%, 08/01/25	45	44,140
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	122	102,412
3.25%, 10/01/29 (Call 07/01/29)	102	87,475
3.63%, 04/01/27 (Call 01/01/27)	60	55,588
3.63%, 12/01/27 (Call 09/01/27)	84	76,376
3.75%, 06/01/26 (Call 04/01/26)	89	84,148
4.63%, 10/01/28 (Call 07/01/28)	232	218,567
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	114	105,012
Ally Financial Inc.
4.63%, 03/30/25	145	144,630
5.13%, 09/30/24	418	423,969
5.80%, 05/01/25 (Call 04/01/25)	205	209,856
8.00%, 11/01/31(b)	309	343,979
8.00%, 11/01/31	290	320,186
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	100	90,382
2.50%, 07/30/24 (Call 06/30/24)	315	306,464
2.55%, 03/04/27 (Call 02/01/27)	120	111,432
3.00%, 10/30/24 (Call 09/29/24)	529	518,462
3.13%, 05/20/26 (Call 04/20/26)	320	308,867
3.30%, 05/03/27 (Call 04/03/27)	85	81,339
3.40%, 02/22/24 (Call 01/22/24)	704	698,361
3.63%, 12/05/24 (Call 11/04/24)	255	253,559
3.95%, 08/01/25 (Call 07/01/25)	300	296,871
4.05%, 12/03/42	441	400,679
4.20%, 11/06/25 (Call 10/06/25)	296	296,488

Security	Par (000)	Value

Diversified Financial Services (continued)
4.42%, 08/03/33 (Call 08/03/32)(a)	$300	$289,617
4.99%, 05/26/33 (Call 02/26/32)(a)	35	34,763
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	290	279,029
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	45	42,815
3.00%, 04/02/25 (Call 03/02/25)	20	19,478
3.70%, 10/15/24	35	34,727
4.50%, 05/13/32 (Call 02/13/32)	50	49,799
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	50	35,924
3.90%, 01/25/28 (Call 10/25/27)	195	183,725
4.00%, 04/01/24 (Call 02/01/24)	137	136,426
4.25%, 06/02/26 (Call 03/02/26)	50	49,296
4.35%, 04/15/30 (Call 01/15/30)	192	181,290
4.70%, 09/20/47 (Call 03/20/47)	260	224,437
4.85%, 03/29/29 (Call 12/29/28)	210	205,937
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	100	70,849
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(a)	5	3,859
4.99%, 07/24/26 (Call 07/24/25)(a)	50	49,969
5.25%, 07/26/30 (Call 07/26/29)(a)	50	49,316
5.27%, 05/10/33 (Call 05/10/32)(a)	130	126,928
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)	182	177,847
Charles Schwab Corp. (The)
2.75%, 10/01/29 (Call 07/01/29)	22	19,818
3.20%, 03/02/27 (Call 12/02/26)	30	29,045
3.20%, 01/25/28 (Call 10/25/27)	196	187,004
3.25%, 05/22/29 (Call 02/22/29)	85	79,674
4.00%, 02/01/29 (Call 11/01/28)(b)	104	102,291
4.63%, 03/22/30 (Call 12/22/29)	20	20,268
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	174	132,007
4.10%, 06/15/51 (Call 12/15/50)	79	51,694
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	50	44,017
4.15%, 06/15/48 (Call 12/15/47)	220	209,418
5.30%, 09/15/43 (Call 03/15/43)	99	107,707
Credit Suisse USA Inc., 7.13%, 07/15/32	191	208,528
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	331	318,730
4.50%, 01/30/26 (Call 11/30/25)	215	211,659
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	135	98,449
3.00%, 09/15/60 (Call 03/15/60)	170	115,306
3.10%, 09/15/27 (Call 06/15/27)	140	132,602
3.75%, 09/21/28 (Call 06/21/28)	69	66,762
4.00%, 09/15/27 (Call 08/15/27)	100	98,491
4.25%, 09/21/48 (Call 03/21/48)	161	144,351
4.35%, 06/15/29 (Call 04/15/29)	85	83,907
4.60%, 03/15/33 (Call 12/15/32)	60	59,409
4.95%, 06/15/52 (Call 12/15/51)(b)	70	68,830
5.20%, 06/15/62 (Call 12/15/61)	80	78,710
Invesco Finance PLC
3.75%, 01/15/26	45	43,932
4.00%, 01/30/24	92	91,531
5.38%, 11/30/43	113	111,340
Janus Henderson U.S. Holdings Inc.,
4.88%, 08/01/25 (Call 05/01/25)	420	421,205

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Group LLC
6.25%, 01/15/36	$112	$113,019
6.50%, 01/20/43	50	50,571
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	102	91,889
Legg Mason Inc.
4.75%, 03/15/26	321	324,541
5.63%, 01/15/44	143	147,612
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	145	139,091
2.00%, 11/18/31 (Call 08/18/31)	150	126,252
2.95%, 11/21/26 (Call 08/21/26)	170	164,341
2.95%, 06/01/29 (Call 03/01/29)	120	112,066
3.30%, 03/26/27 (Call 01/26/27)	102	99,830
3.35%, 03/26/30 (Call 12/26/29)	289	274,856
3.50%, 02/26/28 (Call 11/26/27)	280	274,375
3.65%, 06/01/49 (Call 12/01/48)	35	30,631
3.80%, 11/21/46 (Call 05/21/46)	125	113,083
3.85%, 03/26/50 (Call 09/26/49)	253	228,710
3.95%, 02/26/48 (Call 08/26/47)	47	43,154
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	224	215,918
4.50%, 06/20/28 (Call 03/20/28)	200	198,014
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	100	74,367
3.85%, 06/30/26 (Call 03/30/26)	117	115,218
3.95%, 03/07/52 (Call 09/07/51)	74	61,862
Nomura Holdings Inc.
2.61%, 07/14/31	75	60,026
2.65%, 01/16/25	325	309,416
2.71%, 01/22/29	200	171,140
3.00%, 01/22/32	225	184,790
3.10%, 01/16/30	375	320,231
ORIX Corp.
3.25%, 12/04/24	20	19,566
4.05%, 01/16/24	40	39,898
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(b)	30	24,233
4.65%, 04/01/30 (Call 01/01/30)	139	136,502
4.95%, 07/15/46	160	156,030
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	10	7,714
3.70%, 08/04/26 (Call 05/04/26)(b)	325	304,467
3.95%, 12/01/27 (Call 09/01/27)	336	305,612
4.50%, 07/23/25 (Call 04/23/25)	252	246,380
4.88%, 06/13/25 (Call 05/13/25)	195	192,157
5.15%, 03/19/29 (Call 12/19/28)	242	230,319
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	428	395,057
2.05%, 04/15/30 (Call 01/15/30)	267	234,106
2.70%, 04/15/40 (Call 10/15/39)	120	96,020
2.75%, 09/15/27 (Call 06/15/27)	285	271,582
3.15%, 12/14/25 (Call 09/14/25)	552	540,309
3.65%, 09/15/47 (Call 03/15/47)	191	169,157
4.15%, 12/14/35 (Call 06/14/35)	214	212,102
4.30%, 12/14/45 (Call 06/14/45)	421	406,295
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	494	474,186
6.20%, 11/17/36	197	194,963

		23,019,396

Security	Par (000)	Value

Electric — 2.0%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	$10	$7,721
5.25%, 05/15/52 (Call 11/15/51)(b)	210	211,812
Series G, 4.15%, 05/01/49 (Call 11/01/48)	10	8,390
Atlantic City Electric Co., 2.30%, 03/15/31 (Call 12/15/30)	230	198,989
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	3,657	3,555,665
3.20%, 04/15/25 (Call 03/15/25)	1,327	1,284,815
3.80%, 06/01/29 (Call 03/01/29)	1,157	1,081,425
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	65	57,600
4.35%, 06/01/48 (Call 12/01/47)	144	131,062
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	37	27,051
3.20%, 09/15/49 (Call 03/15/49)	167	130,066
3.50%, 08/15/46 (Call 02/15/46)	95	77,509
3.75%, 08/15/47 (Call 02/15/47)	91	77,183
6.35%, 10/01/36	55	62,417
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	70	59,546
3.95%, 03/01/48 (Call 09/01/47)	84	74,611
4.50%, 04/01/44 (Call 10/01/43)	167	158,827
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	164	152,779
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	97	72,042
Series AG, 3.00%, 03/01/32 (Call 12/01/31)(b)	25	22,680
Series K2, 6.95%, 03/15/33	15	17,865
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	70	73,107
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	284	247,929
3.00%, 03/01/50 (Call 09/01/49)	215	161,491
3.65%, 06/15/46 (Call 12/15/45)	266	222,834
3.70%, 08/15/28 (Call 05/15/28)	260	252,320
3.70%, 03/01/45 (Call 09/01/44)	43	35,799
4.00%, 03/01/48 (Call 09/01/47)	109	97,759
4.00%, 03/01/49 (Call 09/01/48)	125	111,043
4.35%, 11/15/45 (Call 05/15/45)	56	51,874
5.90%, 03/15/36	25	27,743
6.45%, 01/15/38	19	21,775
Series 122, 2.95%, 08/15/27 (Call 05/15/27)(b)	105	99,660
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	140	120,012
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	214	166,430
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	240	219,413
4.30%, 04/15/44 (Call 10/15/43)	125	116,153
Series A, 2.05%, 07/01/31 (Call 04/01/31)	192	161,939
Series A, 3.20%, 03/15/27 (Call 12/15/26)	520	501,816
Series A, 4.15%, 06/01/45 (Call 12/01/44)	120	108,100
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	174	136,357
3.80%, 05/15/28 (Call 02/15/28)	164	159,697
3.85%, 06/15/46 (Call 12/15/45)	59	49,562
3.95%, 03/01/43 (Call 09/01/42)	64	55,038
4.45%, 03/15/44 (Call 09/15/43)	55	50,984
4.50%, 12/01/45 (Call 06/01/45)	65	59,730
4.50%, 05/15/58 (Call 11/15/57)	85	76,446
4.63%, 12/01/54 (Call 06/01/54)	39	36,304
5.70%, 06/15/40	62	64,930
Series 05-A, 5.30%, 03/01/35	122	124,640
Series 06-A, 5.85%, 03/15/36	59	62,774
Series 06-B, 6.20%, 06/15/36	60	65,905

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 08-B, 6.75%, 04/01/38	$90	$102,999
Series 09-C, 5.50%, 12/01/39	70	71,219
Series 12-A, 4.20%, 03/15/42	112	99,295
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	161	134,802
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	75	70,028
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	237	204,950
Series A, 4.13%, 05/15/49 (Call 11/15/48)	135	117,916
Series C, 4.00%, 11/15/57 (Call 05/15/57)	64	52,474
Series C, 4.30%, 12/01/56 (Call 06/01/56)	66	57,414
Series D, 4.00%, 12/01/28 (Call 09/01/28)	169	166,210
Series E, 4.65%, 12/01/48 (Call 06/01/48)	120	112,556
Constellation Energy Generation LLC, 6.25%, 10/01/39	37	38,854
Delmarva Power & Light Co., 4.15%, 05/15/45
(Call 11/15/44)	15	13,138
Edison International
4.13%, 03/15/28 (Call 12/15/27)	200	188,124
5.75%, 06/15/27 (Call 04/15/27)	352	356,889
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	25	23,437
6.00%, 05/15/35	112	114,874
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	710	697,092
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)(b)	225	177,167
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	260	186,805
4.20%, 09/01/48 (Call 03/01/48)	262	234,490
4.20%, 04/01/50 (Call 10/01/49)	220	196,418
4.95%, 01/15/45 (Call 01/15/25)	30	28,609
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 03/01/51)	25	20,117
3.85%, 06/01/49 (Call 12/01/48)	115	95,919
Eversource Energy
3.38%, 03/01/32 (Call 12/01/31)	215	193,438
3.45%, 01/15/50 (Call 07/15/49)	310	242,984
4.60%, 07/01/27 (Call 06/01/27)	85	85,186
Series H, 3.15%, 01/15/25 (Call 10/15/24)(b)	445	431,944
Series L, 2.90%, 10/01/24 (Call 08/01/24)	760	739,282
Series M, 3.30%, 01/15/28 (Call 10/15/27)(b)	445	419,404
Series O, 4.25%, 04/01/29 (Call 01/01/29)	265	258,242
Series R, 1.65%, 08/15/30 (Call 05/15/30)	700	560,245
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	1,100	1,065,603
4.05%, 04/15/30 (Call 01/15/30)	880	845,724
4.45%, 04/15/46 (Call 10/15/45)	151	135,319
4.70%, 04/15/50 (Call 10/15/49)	205	191,396
4.95%, 06/15/35 (Call 12/15/34)	127	124,014
5.10%, 06/15/45 (Call 12/15/44)	120	119,119
5.63%, 06/15/35	120	126,162
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)	126	100,699
3.70%, 12/01/47 (Call 06/01/47)	168	146,503
3.80%, 12/15/42 (Call 06/15/42)	67	59,829
3.95%, 03/01/48 (Call 09/01/47)	174	158,401
3.99%, 03/01/49 (Call 09/01/48)	193	176,398
4.05%, 06/01/42 (Call 12/01/41)	77	71,108
4.05%, 10/01/44 (Call 04/01/44)	235	214,200
4.13%, 02/01/42 (Call 08/01/41)	135	125,210
4.13%, 06/01/48 (Call 12/01/47)	145	135,436
4.95%, 06/01/35	20	20,566
5.25%, 02/01/41 (Call 08/01/40)	170	177,908
5.63%, 04/01/34	220	239,734

Security	Par (000)	Value

Electric (continued)
5.65%, 02/01/37	$17	$18,347
5.69%, 03/01/40	70	76,366
5.95%, 02/01/38	110	122,648
5.96%, 04/01/39	55	61,911
Iberdrola International BV
5.81%, 03/15/25	655	682,562
6.75%, 07/15/36	549	613,085
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	500	476,510
3.35%, 11/15/27 (Call 08/15/27)	404	382,729
3.65%, 06/15/24 (Call 03/15/24)	615	606,162
5.30%, 07/01/43 (Call 01/01/43)	314	305,478
National Grid USA, 5.80%, 04/01/35	485	509,720
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	114	99,411
4.02%, 11/01/32 (Call 05/01/32)	40	37,694
4.15%, 12/15/32	50	48,583
4.30%, 03/15/49 (Call 09/15/48)	32	29,081
4.40%, 11/01/48 (Call 05/01/48)	85	78,045
Series C, 8.00%, 03/01/32	85	104,542
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	1,069	902,610
2.75%, 11/01/29 (Call 08/01/29)	527	469,257
3.50%, 04/01/29 (Call 01/01/29)	300	280,719
3.55%, 05/01/27 (Call 02/01/27)	644	619,522
4.26%, 09/01/24	100	100,095
4.63%, 07/15/27 (Call 06/15/27)	475	477,242
4.80%, 12/01/77 (Call 12/01/27),
(3 mo. LIBOR US + 2.409%)(a)	235	196,277
5.00%, 07/15/32 (Call 04/15/32)	300	305,556
5.65%, 05/01/79 (Call 05/01/29),
(3 mo. LIBOR US + 3.156%)(a)	140	128,344
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	144	120,074
3.10%, 06/01/51 (Call 12/01/50)	170	128,510
3.20%, 05/15/27 (Call 02/15/27)	605	583,516
3.25%, 05/15/29 (Call 02/15/29)	10	9,430
3.95%, 04/01/30 (Call 01/01/30)	300	293,481
4.40%, 03/01/44 (Call 09/01/43)	74	68,679
5.50%, 03/15/40	210	221,812
Oglethorpe Power Corp., 5.25%, 09/01/50	5	4,648
Ohio Edison Co., 6.88%, 07/15/36	60	68,929
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	110	92,574
4.15%, 04/01/48 (Call 10/01/47)	155	134,636
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	165	132,147
Series R, 2.90%, 10/01/51 (Call 04/01/51)	370	264,713
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	120	92,903
3.75%, 04/01/45 (Call 10/01/44)	114	97,578
3.80%, 09/30/47 (Call 03/30/47)	68	59,404
3.80%, 06/01/49 (Call 12/01/48)	105	91,461
4.10%, 11/15/48 (Call 05/15/48)	140	127,350
4.55%, 12/01/41 (Call 06/01/41)	20	19,331
4.60%, 06/01/52 (Call 12/01/51)(e)	50	49,244
5.25%, 09/30/40	40	41,600
5.30%, 06/01/42 (Call 12/01/41)	70	73,540
7.00%, 05/01/32	21	25,155
7.25%, 01/15/33	2	2,452
7.50%, 09/01/38	15	18,981

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Pacific Gas and Electric Co.
4.20%, 06/01/41 (Call 12/01/40)	$5	$3,741
4.30%, 03/15/45 (Call 09/15/44)	5	3,669
4.55%, 07/01/30 (Call 01/01/30)	1,005	894,540
4.95%, 07/01/50 (Call 01/01/50)	505	404,040
5.90%, 06/15/32 (Call 03/15/32)	5	4,831
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	104	75,035
3.00%, 09/15/49 (Call 03/15/49)	85	63,668
3.70%, 09/15/47 (Call 03/15/47)	321	276,397
3.90%, 03/01/48 (Call 09/01/47)	184	163,469
4.15%, 10/01/44 (Call 04/01/44)	277	250,749
4.38%, 08/15/52	100	95,446
4.60%, 05/15/52 (Call 11/15/51)	100	98,777
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	45	40,646
6.50%, 11/15/37	10	11,554
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	5	3,736
3.95%, 06/01/47 (Call 12/01/46)	39	34,522
4.15%, 10/01/45 (Call 04/01/45)	15	13,236
4.15%, 06/15/48 (Call 12/15/47)	75	67,961
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	435	364,260
Series V, 2.20%, 06/15/31 (Call 03/15/31)	80	67,801
Public Service Electric & Gas Co.
2.45%, 01/15/30 (Call 10/15/29)	210	187,005
2.70%, 05/01/50 (Call 11/01/49)	72	51,177
3.15%, 01/01/50 (Call 07/01/49)	70	53,829
3.20%, 05/15/29 (Call 02/15/29)	275	259,834
3.20%, 08/01/49 (Call 02/01/49)	225	176,438
3.60%, 12/01/47 (Call 06/01/47)	60	50,327
3.65%, 09/01/28 (Call 06/01/28)	340	328,984
3.65%, 09/01/42 (Call 03/01/42)	10	8,533
3.70%, 05/01/28 (Call 02/01/28)	72	70,347
3.80%, 01/01/43 (Call 07/01/42)	15	12,982
3.80%, 03/01/46 (Call 09/01/45)	305	263,483
3.85%, 05/01/49 (Call 11/01/48)	120	104,292
3.95%, 05/01/42 (Call 11/01/41)	15	13,501
4.05%, 05/01/48 (Call 11/01/47)	50	44,998
5.80%, 05/01/37	70	76,710
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	662	528,746
2.45%, 11/15/31 (Call 08/15/31)(b)	145	120,882
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	180	163,453
4.50%, 08/15/40	72	68,031
6.00%, 06/01/39(b)	55	60,147
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	129	109,022
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	224	198,300
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	42	32,727
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	320	263,312
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	317	299,936
3.40%, 02/01/28 (Call 11/01/27)	548	519,033
3.80%, 02/01/38 (Call 08/01/37)	259	221,784
4.00%, 02/01/48 (Call 08/01/47)	299	249,611
4.13%, 04/01/52 (Call 01/01/27)(a)	295	249,599
6.00%, 10/15/39	69	73,288

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	$190	$159,066
2.85%, 08/01/29 (Call 05/01/29)	67	59,154
3.65%, 02/01/50 (Call 08/01/49)	183	140,220
4.00%, 04/01/47 (Call 10/01/46)	202	162,854
4.05%, 03/15/42 (Call 09/15/41)	69	56,798
4.50%, 09/01/40 (Call 03/01/40)	20	17,609
4.65%, 10/01/43 (Call 04/01/43)	96	86,571
5.50%, 03/15/40	29	28,600
5.63%, 02/01/36	102	102,090
6.00%, 01/15/34	135	141,993
6.05%, 03/15/39	156	163,368
6.65%, 04/01/29	250	261,777
Series 04-G, 5.75%, 04/01/35	35	35,651
Series 05-E, 5.35%, 07/15/35	75	74,108
Series 06-E, 5.55%, 01/15/37	10	9,895
Series 08-A, 5.95%, 02/01/38	37	38,170
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	20	16,144
Series A, 4.20%, 03/01/29 (Call 12/01/28)(b)	142	137,530
Series B, 4.88%, 03/01/49 (Call 09/01/48)	109	100,477
Series C, 3.60%, 02/01/45 (Call 08/01/44)	99	74,271
Series C, 4.13%, 03/01/48 (Call 09/01/47)	126	104,533

		42,259,381

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	35	27,818
Emerson Electric Co.
2.00%, 12/21/28 (Call 10/21/28)	25	22,225
2.20%, 12/21/31 (Call 09/21/31)	25	21,222
2.75%, 10/15/50 (Call 04/15/50)	49	35,874
5.25%, 11/15/39	40	41,733

		148,872

Electronics — 0.4%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	152	133,272
3.05%, 09/22/26 (Call 06/22/26)	205	194,791
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	730	644,181
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	246	239,119
3.55%, 10/01/27 (Call 07/01/27)	155	142,932
5.41%, 07/01/32 (Call 04/01/32)	190	187,142
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	71	70,125
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	247	233,146
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	130	103,234
4.63%, 04/15/26 (Call 01/15/26)	497	491,632
5.50%, 06/01/32 (Call 03/01/32)	25	23,833
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	35	34,748
4.88%, 06/15/29 (Call 03/15/29)	305	288,100
4.88%, 05/12/30 (Call 02/12/30)	520	490,890
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	243	232,515
4.30%, 06/15/46 (Call 12/15/45)	55	48,223
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	50	44,614
1.75%, 09/01/31 (Call 06/01/31)	50	41,391
1.95%, 06/01/30 (Call 03/01/30)	215	185,296
2.30%, 08/15/24 (Call 07/15/24)	369	359,971

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
2.50%, 11/01/26 (Call 08/01/26)	$466	$442,369
2.70%, 08/15/29 (Call 05/15/29)	165	151,704
3.35%, 12/01/23	75	74,810
3.81%, 11/21/47 (Call 05/21/47)	177	159,629
5.38%, 03/01/41	30	32,606
5.70%, 03/15/36	45	50,221
5.70%, 03/15/37	22	24,817
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	86	80,511
3.35%, 03/01/26 (Call 12/01/25)	175	169,579
3.50%, 02/15/28 (Call 11/15/27)	60	57,242
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	85	74,418
3.95%, 01/12/28 (Call 10/12/27)	102	96,145
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	663	581,226
4.55%, 10/30/24 (Call 07/30/24)	833	837,507
4.60%, 04/06/27 (Call 01/06/27)	428	429,425
Legrand France SA, 8.50%, 02/15/25	390	429,472
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	411	412,685
4.90%, 06/15/28 (Call 03/15/28)	284	280,334
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	235	223,191
3.70%, 02/15/26 (Call 11/15/25)	50	49,289
7.13%, 10/01/37	105	128,149
Vontier Corp., 2.40%, 04/01/28 (Call 02/01/28)	75	60,968

		9,035,452

Entertainment — 0.1%
Magallanes Inc.
4.28%, 03/15/32 (Call 12/15/31)(b)(e)	50	43,433
5.05%, 03/15/42 (Call 09/15/41)(e)	515	420,863
5.14%, 03/15/52 (Call 09/15/51)(e)	790	636,021
5.39%, 03/15/62 (Call 09/15/61)(e)	115	92,479

		1,192,796

Environmental Control — 0.0%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	75	56,025
6.20%, 03/01/40	38	41,852
Waste Connections Inc., 3.05%, 04/01/50 (Call 10/01/49)	57	42,341
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	5	4,465
4.15%, 07/15/49 (Call 01/15/49)	37	34,154

		178,837

Food — 0.7%
Ahold Finance USA LLC, 6.88%, 05/01/29	110	120,314
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	183	154,906
3.13%, 04/24/50 (Call 10/24/49)	31	21,952
3.30%, 03/19/25 (Call 12/19/24)	145	141,565
3.95%, 03/15/25 (Call 01/15/25)	500	495,800
4.15%, 03/15/28 (Call 12/15/27)	278	273,010
4.80%, 03/15/48 (Call 09/15/47)	236	219,846
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	282	281,552
4.85%, 11/01/28 (Call 08/01/28)	269	266,200
5.30%, 11/01/38 (Call 05/01/38)	185	176,164
5.40%, 11/01/48 (Call 05/01/48)	121	114,796
7.00%, 10/01/28	55	59,361

Security	Par (000)	Value

Food (continued)
8.25%, 09/15/30	$185	$215,042
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	270	223,633
2.88%, 04/15/30 (Call 01/15/30)(b)	201	179,803
3.00%, 02/01/51 (Call 08/01/50)	45	32,722
3.20%, 02/10/27 (Call 11/10/26)	268	258,314
3.65%, 02/15/24 (Call 11/15/23)	625	623,100
4.00%, 04/17/25 (Call 02/17/25)	658	655,973
4.20%, 04/17/28 (Call 01/17/28)	483	480,397
4.70%, 04/17/48 (Call 10/17/47)	50	47,468
5.40%, 06/15/40	25	25,838
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	20	15,856
3.38%, 08/15/46 (Call 02/15/46)	90	75,446
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	15	11,639
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	35	30,465
3.20%, 10/01/26 (Call 07/01/26)	240	230,011
3.90%, 06/01/50 (Call 12/01/49)	139	109,871
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	50	40,063
3.55%, 03/15/50 (Call 09/15/49)	43	31,979
4.25%, 03/15/35	107	98,551
4.38%, 03/15/45	40	34,626
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	345	286,236
2.65%, 12/01/23	844	832,403
3.25%, 04/01/26	1,147	1,112,934
3.40%, 11/15/27 (Call 08/15/27)	718	682,926
4.30%, 05/15/28 (Call 02/15/28)	124	122,584
4.50%, 04/01/46	384	351,337
Series B, 7.45%, 04/01/31	719	826,002
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	146	153,217
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	125	106,074
4.88%, 10/01/49 (Call 04/01/49)	90	81,610
5.20%, 07/15/45 (Call 01/15/45)	280	263,155
5.50%, 06/01/50 (Call 12/01/49)	215	212,981
6.50%, 02/09/40	235	251,471
6.88%, 01/26/39	35	38,733
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	289	272,926
3.50%, 02/01/26 (Call 11/01/25)	310	302,824
3.70%, 08/01/27 (Call 05/01/27)	59	57,321
3.88%, 10/15/46 (Call 04/15/46)	143	119,209
3.95%, 01/15/50 (Call 07/15/49)	80	67,828
4.45%, 02/01/47 (Call 08/01/46)	90	81,615
4.50%, 01/15/29 (Call 10/15/28)	170	168,798
4.65%, 01/15/48 (Call 07/15/47)	115	106,757
5.00%, 04/15/42 (Call 10/15/41)	70	66,835
5.15%, 08/01/43 (Call 02/01/43)	85	83,381
5.40%, 07/15/40 (Call 01/15/40)	42	42,285
5.40%, 01/15/49 (Call 07/15/48)	133	137,695
6.90%, 04/15/38	22	25,392
7.50%, 04/01/31	90	106,513
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	85	67,670
3.15%, 08/15/24 (Call 06/15/24)	524	515,658
3.40%, 08/15/27 (Call 05/15/27)	330	316,955
4.20%, 08/15/47 (Call 02/15/47)	214	187,233

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Mondelez International Inc., 2.63%, 09/04/50
(Call 03/04/50)	$80	$53,743
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	110	94,623
3.25%, 07/15/27 (Call 04/15/27)	54	51,216
3.30%, 07/15/26 (Call 04/15/26)	110	106,423
3.30%, 02/15/50 (Call 08/15/49)	48	35,383
3.75%, 10/01/25 (Call 07/01/25)	75	73,945
4.45%, 03/15/48 (Call 09/15/47)	92	81,396
4.50%, 04/01/46 (Call 10/01/45)	79	70,165
4.85%, 10/01/45 (Call 04/01/45)	156	145,376
5.38%, 09/21/35	37	37,965
5.95%, 04/01/30 (Call 01/01/30)	90	95,810
6.60%, 04/01/40 (Call 10/01/39)	40	45,687
6.60%, 04/01/50 (Call 10/01/49)	130	151,862
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	95	87,075
5.10%, 09/28/48 (Call 03/28/48)	129	127,355
5.15%, 08/15/44 (Call 02/15/44)	77	75,452

		15,128,297

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA,
3.88%, 11/02/27 (Call 08/02/27)	102	94,178
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(b)	75	66,263
4.40%, 08/15/47 (Call 02/15/47)	236	206,934
4.80%, 06/15/44 (Call 12/15/43)	216	195,752
5.15%, 05/15/46 (Call 11/15/45)	25	24,284
6.00%, 11/15/41 (Call 05/15/41)	125	127,922
7.30%, 11/15/39	175	201,875
Suzano Austria GmbH
5.00%, 01/15/30 (Call 10/15/29)	30	28,053
6.00%, 01/15/29 (Call 10/15/28)	30	29,989

		975,250

Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)	20	14,290
3.38%, 09/15/49 (Call 03/15/49)	182	144,162
4.13%, 10/15/44 (Call 04/15/44)(b)	99	87,218
4.13%, 03/15/49 (Call 09/15/48)	85	76,253
4.15%, 01/15/43 (Call 07/15/42)	10	8,922
4.30%, 10/01/48 (Call 04/01/48)	75	69,057
5.50%, 06/15/41 (Call 12/15/40)	15	15,639
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	27	22,061
3.95%, 09/15/27 (Call 06/15/27)	50	46,077
4.75%, 09/01/28 (Call 06/01/28)	110	105,943
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	125	109,288
4.66%, 02/01/44 (Call 08/01/43)	65	59,565
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	85	62,525
5.05%, 05/15/52 (Call 11/15/51)	112	109,530
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	100	95,315
3.75%, 09/15/42 (Call 03/15/42)	110	91,509
5.13%, 11/15/40	10	9,840
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	125	107,971
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	125	111,867

Security	Par (000)	Value

Gas (continued)
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	$167	$141,529
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	65	60,319
3.80%, 09/29/46 (Call 03/29/46)	55	41,273
4.15%, 06/01/49 (Call 12/01/48)	151	120,507
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	139	113,138
Series K, 3.80%, 09/15/46 (Call 03/15/46)	95	79,411

		1,903,209

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	196	188,372
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	62	48,883
3.25%, 03/01/27 (Call 12/01/26)	45	43,928
4.10%, 03/01/48 (Call 09/01/47)	42	38,369
Stanley Black & Decker Inc.
4.00%, 03/15/60 (Call 03/15/25)(a)	2	1,831
4.25%, 11/15/28 (Call 08/15/28)	15	14,847
4.85%, 11/15/48 (Call 05/15/48)	40	39,307
5.20%, 09/01/40	37	37,218

		412,755

Health Care - Products — 0.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	106	111,612
4.75%, 04/15/43 (Call 10/15/42)	47	47,462
4.90%, 11/30/46 (Call 05/30/46)	230	242,307
5.30%, 05/27/40	110	118,821
6.00%, 04/01/39	155	178,819
6.15%, 11/30/37	45	53,234
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	45	40,442
3.13%, 12/01/51 (Call 06/01/51)	12	8,408
3.50%, 08/15/46 (Call 02/15/46)	263	202,786
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	66	61,249
4.70%, 03/01/49 (Call 09/01/48)	59	56,133
6.75%, 11/15/35	2	2,269
7.38%, 01/15/40(b)	90	108,199
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	30	20,674
2.80%, 12/10/51 (Call 06/10/51)	55	39,311
4.38%, 09/15/45 (Call 03/15/45)	75	68,881
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	199	163,976
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	80	66,255
3.40%, 11/15/49 (Call 05/15/49)	142	114,620
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	259	257,547
Koninklijke Philips NV
5.00%, 03/15/42	37	34,754
6.88%, 03/11/38	65	74,212
Medtronic Inc., 4.63%, 03/15/45	148	148,403
PerkinElmer Inc.
3.30%, 09/15/29 (Call 06/15/29)	268	239,211
3.63%, 03/15/51 (Call 09/15/50)	45	34,506
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	95	75,144

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	$250	$209,315
3.75%, 03/15/51 (Call 09/15/50)	280	215,068
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	10	7,154
4.10%, 04/01/43 (Call 10/01/42)	85	73,881
4.38%, 05/15/44 (Call 11/15/43)	24	21,616
4.63%, 03/15/46 (Call 09/15/45)	79	74,956
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	13	12,125
5.30%, 02/01/44 (Call 08/01/43)	163	174,439
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	165	137,381
4.45%, 08/15/45 (Call 02/15/45)	124	105,142
5.75%, 11/30/39	20	20,146

		3,620,458

Health Care - Services — 0.5%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(b)	210	171,276
4.13%, 11/15/42 (Call 05/15/42)	180	153,407
4.50%, 05/15/42 (Call 11/15/41)	35	31,224
4.75%, 03/15/44 (Call 09/15/43)	164	149,721
6.63%, 06/15/36	191	213,326
6.75%, 12/15/37	114	127,701
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	50	48,101
4.55%, 05/15/52 (Call 11/15/51)	50	46,948
Elevance Health Inc.
2.88%, 09/15/29 (Call 06/15/29)	91	81,713
3.13%, 05/15/50 (Call 11/15/49)	98	73,347
3.60%, 03/15/51 (Call 09/15/50)	80	64,346
3.70%, 09/15/49 (Call 03/15/49)	90	73,589
4.38%, 12/01/47 (Call 06/01/47)	111	102,517
4.55%, 03/01/48 (Call 09/01/47)	97	90,832
4.63%, 05/15/42	162	154,117
4.65%, 01/15/43	215	203,186
4.65%, 08/15/44 (Call 02/15/44)	22	20,587
5.10%, 01/15/44	131	130,793
5.85%, 01/15/36	55	58,861
5.95%, 12/15/34	30	32,258
6.38%, 06/15/37	14	15,962
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(e)	80	73,498
3.50%, 09/01/30 (Call 03/01/30)	15	13,047
3.50%, 07/15/51 (Call 01/15/51)	99	67,772
3.63%, 03/15/32 (Call 12/15/31)(e)	172	148,654
4.13%, 06/15/29 (Call 03/15/29)	413	382,781
4.50%, 02/15/27 (Call 08/15/26)	424	414,388
4.63%, 03/15/52 (Call 09/15/51)(e)	22	18,206
5.00%, 03/15/24	407	409,239
5.13%, 06/15/39 (Call 12/15/38)	144	129,761
5.25%, 04/15/25	391	394,476
5.25%, 06/15/26 (Call 12/15/25)	411	412,295
5.25%, 06/15/49 (Call 12/15/48)	149	133,176
5.50%, 06/15/47 (Call 12/15/46)	394	363,406
5.88%, 02/01/29 (Call 08/01/28)	95	96,666
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	60	54,527
3.95%, 08/15/49 (Call 02/15/49)	46	38,834
4.63%, 12/01/42 (Call 06/01/42)	112	103,696

Security	Par (000)	Value

Health Care - Services (continued)
4.80%, 03/15/47 (Call 09/15/46)	$105	$100,696
4.88%, 04/01/30 (Call 01/01/30)	99	99,657
4.95%, 10/01/44 (Call 04/01/44)	165	159,317
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	70	59,651
2.95%, 12/01/29 (Call 09/01/29)(b)	442	395,603
4.70%, 02/01/45 (Call 08/01/44)	124	112,542
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)	25	20,993
Series I, 3.74%, 10/01/47	64	53,980
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	370	316,036
2.95%, 06/30/30 (Call 03/30/30)	381	335,970
3.45%, 06/01/26 (Call 03/01/26)	760	740,878
3.50%, 03/30/25 (Call 12/30/24)	424	416,877
4.20%, 06/30/29 (Call 03/30/29)	201	192,755
4.25%, 04/01/24 (Call 01/01/24)	205	205,164
4.70%, 03/30/45 (Call 09/30/44)	250	223,768
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	85	62,160
3.13%, 05/15/60 (Call 11/15/59)	72	52,715
3.25%, 05/15/51 (Call 11/15/50)	65	50,922
3.50%, 08/15/39 (Call 02/15/39)	10	8,593
3.70%, 08/15/49 (Call 02/15/49)	76	64,662
3.75%, 10/15/47 (Call 04/15/47)	55	47,355
3.88%, 08/15/59 (Call 02/15/59)	68	57,947
3.95%, 10/15/42 (Call 04/15/42)	90	80,691
4.20%, 01/15/47 (Call 07/15/46)	114	105,623
4.25%, 03/15/43 (Call 09/15/42)	55	51,445
4.25%, 04/15/47 (Call 10/15/46)	117	108,888
4.25%, 06/15/48 (Call 12/15/47)	125	114,881
4.38%, 03/15/42 (Call 09/15/41)	80	75,781
4.45%, 12/15/48 (Call 06/15/48)	219	208,219
4.63%, 07/15/35	106	105,870
4.63%, 11/15/41 (Call 05/15/41)	96	94,131
4.75%, 07/15/45	167	165,221
4.75%, 05/15/52 (Call 11/15/51)	5	4,962
4.95%, 05/15/62 (Call 11/15/61)	120	120,408
5.70%, 10/15/40 (Call 04/15/40)	124	136,091
5.80%, 03/15/36	125	137,581
5.95%, 02/15/41 (Call 08/15/40)	60	67,277
6.50%, 06/15/37	94	110,916
6.63%, 11/15/37	125	148,791
6.88%, 02/15/38	95	115,707

		11,028,958

Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	125	72,425
6.00%, 01/15/43 (Call 10/15/42)	90	73,803

		146,228

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	57	53,018
3.50%, 11/15/51 (Call 05/15/51)	170	129,205
4.40%, 03/15/29 (Call 12/15/28)	100	96,833
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	67	55,613
4.60%, 05/15/50 (Call 11/15/49)(b)	93	77,394

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
4.75%, 02/26/29 (Call 11/26/28)	$192	$188,968

		601,031

Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	95	82,899
5.00%, 06/15/52 (Call 12/15/51)	50	51,222
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	145	118,392
3.10%, 10/01/27 (Call 07/01/27)	641	607,822
3.90%, 05/15/28 (Call 02/15/28)	199	195,631
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)(b)	100	84,366
2.75%, 02/15/26	214	206,771
2.88%, 02/07/50 (Call 08/07/49)(b)	165	123,057
3.05%, 08/15/25	60	58,804
3.10%, 03/26/30 (Call 12/26/29)	478	444,746
3.20%, 04/25/29 (Call 01/25/29)	295	278,182
3.20%, 07/30/46 (Call 01/30/46)	130	103,102
3.90%, 05/04/47 (Call 11/04/46)	120	105,152
3.95%, 11/01/28 (Call 08/01/28)	10	9,953
5.30%, 03/01/41	130	136,523
6.63%, 08/01/37	125	150,470

		2,757,092

Insurance — 0.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	112	143,711
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(a)	215	205,620
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	169	160,807
4.00%, 10/15/46 (Call 04/15/46)	25	21,373
4.75%, 01/15/49 (Call 07/15/48)	37	35,581
Allstate Corp. (The), 5.35%, 06/01/33	38	40,181
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	37	31,350
5.25%, 04/02/30 (Call 01/02/30)	65	65,149
American International Group Inc.
4.20%, 04/01/28 (Call 01/01/28)	5	4,903
4.50%, 07/16/44 (Call 01/16/44)	85	76,562
4.75%, 04/01/48 (Call 10/01/47)	101	95,557
4.80%, 07/10/45 (Call 01/10/45)	60	55,958
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	60	56,428
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)(b)	52	49,316
4.50%, 12/15/28 (Call 09/15/28)	59	58,437
6.25%, 09/30/40	75	82,062
Aon Global Ltd.
4.60%, 06/14/44 (Call 03/14/44)	55	50,293
4.75%, 05/15/45 (Call 11/15/44)	92	85,378
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	81	75,796
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	75	58,172
7.35%, 05/01/34	42	50,129
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	60	57,740
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	49	43,368
4.90%, 03/27/28 (Call 12/27/27)	49	48,404

Security	Par (000)	Value

Insurance (continued)
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	$75	$70,473
6.15%, 04/03/30 (Call 01/03/30)	66	66,768
AXA SA, 8.60%, 12/15/30	483	599,644
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	20	18,503
4.90%, 01/15/40 (Call 01/15/30)(a)	45	38,435
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (Call 02/15/27)(b)	100	94,150
3.85%, 03/15/52 (Call 09/15/51)	50	43,075
4.20%, 08/15/48 (Call 02/15/48)	342	317,838
4.25%, 01/15/49 (Call 07/15/48)	174	163,353
4.30%, 05/15/43	27	25,493
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	43	34,006
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	10	9,724
Chubb INA Holdings Inc., 6.70%, 05/15/36	5	5,853
CNO Financial Group Inc., 5.25%, 05/30/29
(Call 02/28/29)	151	145,917
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	16	15,005
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	360	354,038
5.00%, 04/20/48 (Call 10/20/47)	227	212,486
7.00%, 04/01/28	20	22,147
Everest Reinsurance Holdings Inc.,
4.87%, 06/01/44	35	32,082
First American Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	160	142,178
4.60%, 11/15/24	80	79,938
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	178	176,353
Hartford Financial Services Group Inc. (The) 2.80%, 08/19/29 (Call 05/19/29)	122	108,120
3.60%, 08/19/49 (Call 02/19/49)	104	81,959
4.30%, 04/15/43	60	52,292
4.40%, 03/15/48 (Call 09/15/47)	41	37,174
5.95%, 10/15/36	63	67,409
6.10%, 10/01/41	67	72,064
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	45	39,484
3.63%, 12/12/26 (Call 09/15/26)	61	59,080
3.80%, 03/01/28 (Call 12/01/27)	110	105,237
4.35%, 03/01/48 (Call 09/01/47)	114	97,512
6.30%, 10/09/37	52	56,301
7.00%, 06/15/40	95	107,404
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	34	28,759
6.00%, 02/01/35	15	15,939
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)	150	138,988
4.15%, 03/04/26	471	466,813
5.38%, 03/04/46	190	197,872
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	90	81,544
4.15%, 09/17/50 (Call 03/17/50)	75	61,490
4.30%, 11/01/47 (Call 05/01/47)	40	33,900
5.00%, 04/05/46	111	103,611
5.00%, 05/20/49 (Call 11/20/48)	65	61,489
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	185	183,746
3.50%, 03/10/25 (Call 12/10/24)	115	113,260

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.75%, 03/14/26 (Call 12/14/25)	$169	$167,449
3.88%, 03/15/24 (Call 02/15/24)	116	115,855
4.20%, 03/01/48 (Call 09/01/47)	95	84,775
4.35%, 01/30/47 (Call 07/30/46)	162	147,987
4.38%, 03/15/29 (Call 12/15/28)	27	26,831
4.75%, 03/15/39 (Call 09/15/38)	80	78,066
4.90%, 03/15/49 (Call 09/15/48)	377	376,729
5.88%, 08/01/33	55	59,511
MetLife Inc.
4.05%, 03/01/45	238	209,661
4.13%, 08/13/42	180	161,204
4.55%, 03/23/30 (Call 12/23/29)(b)	111	112,121
4.60%, 05/13/46 (Call 11/13/45)	40	38,544
4.72%, 12/15/44	97	92,276
4.88%, 11/13/43	62	61,099
5.70%, 06/15/35	55	59,766
5.88%, 02/06/41	15	16,374
6.38%, 06/15/34	125	143,385
6.40%, 12/15/66 (Call 12/15/31)	192	197,800
6.50%, 12/15/32	15	17,100
10.75%, 08/01/69 (Call 08/01/34)	15	20,453
Munich Re America Corp., Series B, 7.45%, 12/15/26(b)	15	16,889
Nationwide Financial Services Inc., 6.75%, 05/15/87	5	4,949
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	273	256,898
3.70%, 05/15/29 (Call 02/15/29)	92	86,643
4.30%, 11/15/46 (Call 05/15/46)	84	74,276
4.35%, 05/15/43	106	94,109
4.63%, 09/15/42	9	8,272
6.05%, 10/15/36	64	69,528
Progressive Corp. (The)
2.45%, 01/15/27	81	76,403
3.20%, 03/26/30 (Call 12/26/29)	25	23,248
3.70%, 01/26/45	39	32,395
3.95%, 03/26/50 (Call 09/26/49)	70	61,865
4.00%, 03/01/29 (Call 12/01/28)	54	53,469
4.13%, 04/15/47 (Call 10/15/46)	76	69,225
4.20%, 03/15/48 (Call 09/15/47)	113	103,635
4.35%, 04/25/44	85	78,515
6.25%, 12/01/32	30	34,220
6.63%, 03/01/29	9	10,149
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	144	131,936
2.10%, 03/10/30 (Call 12/10/29)	50	42,509
3.00%, 03/10/40 (Call 09/10/39)(b)	25	20,066
3.70%, 10/01/50 (Call 07/01/30)(a)	55	47,546
3.70%, 03/13/51 (Call 09/13/50)	50	41,469
3.88%, 03/27/28 (Call 12/27/27)	59	57,911
3.91%, 12/07/47 (Call 06/07/47)	134	116,390
3.94%, 12/07/49 (Call 06/07/49)	185	160,432
4.35%, 02/25/50 (Call 08/25/49)	105	96,628
4.42%, 03/27/48 (Call 09/27/47)	108	99,725
4.50%, 09/15/47 (Call 09/15/27),
(3 mo. LIBOR US + 2.380%)(a)(b)	135	128,370
4.60%, 05/15/44	162	154,979
5.13%, 03/01/52 (Call 11/28/31)(a)	5	4,670
5.20%, 03/15/44 (Call 03/15/24),
(3 mo. LIBOR US + 3.040%)(a)	30	29,136
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(a)	148	145,499

Security	Par (000)	Value

Insurance (continued)
5.70%, 12/14/36	$265	$285,151
5.70%, 09/15/48 (Call 09/15/28),
(3 mo. LIBOR US + 2.665%)(a)	147	144,231
5.75%, 07/15/33	15	16,198
6.63%, 12/01/37	45	51,851
6.63%, 06/21/40	15	17,139
Prudential PLC
3.13%, 04/14/30	40	35,633
3.63%, 03/24/32 (Call 12/24/31)	185	167,144
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	182	170,439
3.95%, 09/15/26 (Call 06/15/26)	70	68,774
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	30	28,147
Swiss Re America Holding Corp., 7.00%, 02/15/26	45	48,713
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,618
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	45	31,346
3.75%, 05/15/46 (Call 11/15/45)	153	130,650
4.00%, 05/30/47 (Call 11/30/46)	172	153,433
4.05%, 03/07/48 (Call 09/07/47)	10	8,953
4.10%, 03/04/49 (Call 09/04/48)	175	157,227
4.30%, 08/25/45 (Call 02/25/45)	125	113,712
4.60%, 08/01/43	87	82,346
5.35%, 11/01/40	85	90,022
6.25%, 06/15/37	152	177,652
6.75%, 06/20/36	149	178,286
Travelers Property Casualty Corp., 6.38%, 03/15/33(b)	115	134,166
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	35	27,151
5.75%, 08/15/42	100	93,130
Voya Financial Inc.
3.65%, 06/15/26	115	111,254
4.70%, 01/23/48 (Call 01/23/28),
(3 mo. LIBOR US + 2.084%)(a)	25	20,744
4.80%, 06/15/46	154	136,723
5.70%, 07/15/43	86	84,685
W R Berkley Corp., 4.75%, 08/01/44	67	61,905
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	65	56,067
3.88%, 09/15/49 (Call 03/15/49)	78	60,152
4.50%, 09/15/28 (Call 06/15/28)	54	52,257
4.65%, 06/15/27 (Call 05/15/27)	50	49,064
5.05%, 09/15/48 (Call 03/15/48)	148	136,296
XLIT Ltd., 5.25%, 12/15/43	334	349,164

		14,852,544

Internet — 0.2%
Alibaba Group Holding Ltd.
4.00%, 12/06/37 (Call 06/06/37)	120	100,542
4.20%, 12/06/47 (Call 06/06/47)	75	60,247
4.40%, 12/06/57 (Call 06/06/57)	70	55,933
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	444	418,532
2.25%, 08/15/60 (Call 02/15/60)	69	44,126
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	95	66,195
2.70%, 06/03/60 (Call 12/03/59)	244	163,197
3.10%, 05/12/51 (Call 11/12/50)	240	187,860
3.25%, 05/12/61 (Call 11/12/60)	120	91,334
3.95%, 04/13/52 (Call 10/13/51)	50	45,454

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.05%, 08/22/47 (Call 02/22/47)	$307	$284,614
4.10%, 04/13/62 (Call 10/13/61)	280	253,260
4.25%, 08/22/57 (Call 02/22/57)	191	180,394
4.95%, 12/05/44 (Call 06/05/44)	144	150,313
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	69	66,386
3.60%, 06/01/26 (Call 03/01/26)	132	129,990
4.63%, 04/13/30 (Call 01/13/30)	125	125,570
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	171	161,414
3.45%, 08/01/24 (Call 05/01/24)	27	26,691
3.60%, 06/05/27 (Call 03/05/27)	234	226,081
3.65%, 05/10/51 (Call 11/10/50)	45	33,721
4.00%, 07/15/42 (Call 01/15/42)	182	150,865
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	235	203,371
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	200	155,116
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	120	98,683

		3,479,889

Iron & Steel — 0.0%
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	120	107,473
5.20%, 08/01/43 (Call 02/01/43)	22	21,631
6.40%, 12/01/37	20	22,343
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	270	261,052
3.25%, 10/15/50 (Call 04/15/50)	30	20,477
3.45%, 04/15/30 (Call 01/15/30)	295	262,910

		695,886

Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	30	22,295
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	160	154,221
4.63%, 07/28/45 (Call 01/28/45)(b)	110	85,612

		262,128

Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	95	84,215
3.70%, 01/15/31 (Call 10/15/30)	122	106,407
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	125	122,416
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	335	319,881
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	85	72,888
Series X, 4.00%, 04/15/28 (Call 01/15/28)	140	132,944

		838,751

Machinery — 0.3%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	150	146,226
Caterpillar Financial Services Corp.
1.15%, 09/14/26	50	44,803
1.70%, 01/08/27(b)	50	45,751
2.15%, 11/08/24	209	202,005
2.40%, 08/09/26	40	37,826
2.85%, 05/17/24	44	43,399
3.65%, 12/07/23	274	274,241
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	61	55,628
3.25%, 09/19/49 (Call 03/19/49)	61	50,239
3.25%, 04/09/50 (Call 10/09/49)	82	67,737
3.80%, 08/15/42	45	41,094
4.30%, 05/15/44 (Call 11/15/43)	30	29,051

Security	Par (000)	Value

Machinery (continued)
4.75%, 05/15/64 (Call 11/15/63)	$77	$78,530
5.20%, 05/27/41	42	45,355
5.30%, 09/15/35	24	25,878
6.05%, 08/15/36	31	35,612
CNH Industrial Capital LLC
3.95%, 05/23/25	490	481,645
4.20%, 01/15/24	311	310,058
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	167	158,171
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	50	39,678
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	300	291,957
3.10%, 04/15/30 (Call 01/15/30)	30	28,222
3.75%, 04/15/50 (Call 10/15/49)(b)	80	73,665
5.38%, 10/16/29	65	70,029
7.13%, 03/03/31	5	6,009
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	25	24,635
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	50	38,866
3.50%, 10/01/30 (Call 07/01/30)	70	60,048
John Deere Capital Corp.
1.70%, 01/11/27(b)	25	22,868
1.75%, 03/09/27	109	99,491
2.05%, 01/09/25	40	38,457
2.25%, 09/14/26	35	33,134
2.45%, 01/09/30	27	23,957
2.65%, 06/10/26	235	225,410
2.80%, 09/08/27	43	40,875
2.80%, 07/18/29	90	83,332
3.05%, 01/06/28	144	138,387
3.35%, 04/18/29	50	47,843
3.40%, 09/11/25	55	54,293
3.45%, 03/07/29	20	19,365
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	92	77,939
4.60%, 05/15/28 (Call 02/15/28)	48	46,164
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	87	84,703
3.50%, 03/01/29 (Call 12/01/28)	339	325,176
4.20%, 03/01/49 (Call 09/01/48)	62	57,272
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	369	358,701
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(b)	833	733,023
2.25%, 01/30/31 (Call 10/30/30)(b)	385	321,725
3.25%, 11/01/26 (Call 08/01/26)	185	176,829
4.38%, 11/01/46 (Call 05/01/46)	200	178,560

		5,993,862

Manufacturing — 0.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	1,526	1,454,003
2.25%, 09/19/26 (Call 06/19/26)	791	737,410
2.38%, 08/26/29 (Call 05/26/29)	1,014	871,411
2.65%, 04/15/25 (Call 03/15/25)	534	517,702
2.88%, 10/15/27 (Call 07/15/27)	610	573,620
3.00%, 08/07/25	765	745,722
3.05%, 04/15/30 (Call 01/15/30)	150	133,584
3.25%, 08/26/49 (Call 02/26/49)(b)	55	41,171
3.38%, 03/01/29 (Call 12/01/28)	139	129,071
3.63%, 09/14/28 (Call 06/14/28)	245	234,291
3.63%, 10/15/47 (Call 04/15/47)	239	191,241

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.70%, 04/15/50 (Call 10/15/49)(b)	$15	$12,037
4.00%, 09/14/48 (Call 03/14/48)	122	102,903
5.70%, 03/15/37	110	117,070
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	35	27,530
2.75%, 03/01/30 (Call 12/01/29)	127	108,629
3.50%, 12/01/24 (Call 10/01/24)	116	114,076
3.75%, 12/01/27 (Call 09/01/27)	70	66,405
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	117	111,212
3.92%, 09/15/47 (Call 03/15/47)	65	55,669
4.00%, 11/02/32	87	83,341
4.15%, 03/15/33	100	96,419
4.15%, 11/02/42	60	53,904
4.70%, 08/23/52	60	58,349
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	450	424,350
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	5	4,409
6.75%, 03/15/32	124	140,549
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	56	49,463
4.88%, 09/15/41 (Call 03/15/41)	15	15,175
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	20	19,172
3.25%, 06/14/29 (Call 03/14/29)	70	64,086
3.65%, 06/15/24	20	19,818
4.00%, 06/14/49 (Call 12/14/48)	68	57,669
4.10%, 03/01/47 (Call 09/01/46)	71	61,676
4.20%, 11/21/34 (Call 05/21/34)	65	60,506
4.45%, 11/21/44 (Call 05/21/44)	128	115,484
6.25%, 05/15/38	30	32,083
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	235	219,671
5.90%, 07/15/32 (Call 04/15/32)	100	99,652
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	71	61,441
3.38%, 03/01/28 (Call 12/01/27)	95	87,369
3.65%, 03/15/27 (Call 12/15/26)	229	218,326
3.90%, 09/17/29 (Call 06/17/29)	152	141,936
4.00%, 03/15/26 (Call 12/15/25)	188	184,095
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	135	129,731
4.30%, 02/21/48 (Call 08/21/47)	80	66,670
5.75%, 06/15/43	104	105,527
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	127	122,363
3.55%, 11/01/24 (Call 08/01/24)	369	363,956
3.80%, 03/21/29 (Call 12/21/28)	390	367,372
4.50%, 03/21/49 (Call 09/21/48)	195	168,550
4.65%, 11/01/44 (Call 05/01/44)	137	120,272

		10,158,141

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	97	64,587
3.85%, 04/01/61 (Call 10/01/60)	160	104,088
3.90%, 06/01/52 (Call 12/01/51)	364	246,901
3.95%, 06/30/62 (Call 12/30/61)	75	49,645
4.40%, 04/01/33 (Call 01/01/33)	45	39,760

Security	Par (000)	Value

Media (continued)
4.40%, 12/01/61 (Call 06/01/61)	$200	$141,620
4.80%, 03/01/50 (Call 09/01/49)	190	149,270
5.13%, 07/01/49 (Call 01/01/49)	284	231,312
5.25%, 04/01/53 (Call 10/01/52)	100	83,784
5.38%, 04/01/38 (Call 10/01/37)	45	39,479
5.38%, 05/01/47 (Call 11/01/46)	109	92,897
5.50%, 04/01/63 (Call 10/01/62)	100	83,687
5.75%, 04/01/48 (Call 10/01/47)	152	134,529
6.38%, 10/23/35 (Call 04/23/35)	220	219,190
6.48%, 10/23/45 (Call 04/23/45)(b)	230	219,031
6.83%, 10/23/55 (Call 04/23/55)	135	135,898
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	102	65,959
2.65%, 08/15/62 (Call 02/15/62)	84	52,878
2.80%, 01/15/51 (Call 07/15/50)	58	40,189
2.89%, 11/01/51 (Call 05/01/51)	267	188,427
2.94%, 11/01/56 (Call 05/01/56)	317	216,286
2.99%, 11/01/63 (Call 05/01/63)	239	160,089
3.40%, 07/15/46 (Call 01/15/46)	85	66,479
3.45%, 02/01/50 (Call 08/01/49)	205	161,306
3.75%, 04/01/40 (Call 10/01/39)	220	190,711
3.90%, 03/01/38 (Call 09/01/37)	137	123,359
3.97%, 11/01/47 (Call 05/01/47)	278	238,627
4.00%, 08/15/47 (Call 02/15/47)	124	107,351
4.00%, 03/01/48 (Call 09/01/47)	243	208,351
4.00%, 11/01/49 (Call 05/01/49)	251	215,125
4.05%, 11/01/52 (Call 05/01/52)	64	54,985
4.60%, 10/15/38 (Call 04/15/38)	140	134,681
4.60%, 08/15/45 (Call 02/15/45)	141	130,961
4.65%, 07/15/42	239	224,949
4.70%, 10/15/48 (Call 04/15/48)	135	129,361
4.75%, 03/01/44	14	13,355
4.95%, 10/15/58 (Call 04/15/58)	80	78,432
5.65%, 06/15/35	28	30,205
6.45%, 03/15/37	30	34,917
6.50%, 11/15/35	333	380,836
6.55%, 07/01/39	5	5,961
6.95%, 08/15/37	105	125,433
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	177	117,094
4.65%, 05/15/50 (Call 11/15/49)	193	146,501
4.88%, 04/01/43	80	63,682
5.00%, 09/20/37 (Call 03/20/37)	127	110,753
5.20%, 09/20/47 (Call 03/20/47)	187	152,491
5.30%, 05/15/49 (Call 11/15/48)(b)	123	101,368
6.35%, 06/01/40	35	33,570
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	50	48,806
5.58%, 01/25/49 (Call 07/25/48)	254	247,828
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	95	88,000
6.63%, 01/15/40	195	209,539
NBCUniversal Media LLC
4.45%, 01/15/43	66	60,425
6.40%, 04/30/40	10	11,612
Paramount Global
3.38%, 02/15/28 (Call 11/15/27)	112	104,590
3.70%, 06/01/28 (Call 03/01/28)	20	18,877
4.20%, 06/01/29 (Call 03/01/29)	55	52,077
4.38%, 03/15/43	142	106,428

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.60%, 01/15/45 (Call 07/15/44)	$146	$112,096
4.85%, 07/01/42 (Call 01/01/42)	55	44,970
4.90%, 08/15/44 (Call 02/15/44)	117	93,364
4.95%, 01/15/31 (Call 10/15/30)	45	42,698
4.95%, 05/19/50 (Call 11/19/49)	120	97,717
5.25%, 04/01/44 (Call 10/01/43)	58	49,170
5.50%, 05/15/33	42	40,483
5.85%, 09/01/43 (Call 03/01/43)	185	167,277
5.90%, 10/15/40 (Call 04/15/40)	72	65,935
6.88%, 04/30/36	137	141,422
7.88%, 07/30/30	55	61,727
Thomson Reuters Corp.
5.50%, 08/15/35	40	40,253
5.65%, 11/23/43 (Call 05/23/43)	57	57,305
5.85%, 04/15/40	105	108,430
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	197	149,196
5.50%, 09/01/41 (Call 03/01/41)	157	135,598
5.88%, 11/15/40 (Call 05/15/40)	129	115,936
6.55%, 05/01/37	75	73,755
6.75%, 06/15/39	117	114,073
7.30%, 07/01/38	105	107,977
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	107	122,805
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	80	60,647
3.70%, 12/01/42	50	42,767
4.13%, 06/01/44	36	33,000
4.38%, 08/16/41	105	99,545
Series E, 4.13%, 12/01/41	70	63,804
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	195	140,049
3.50%, 05/13/40 (Call 11/13/39)	51	43,598
3.60%, 01/13/51 (Call 07/13/50)	210	175,944
3.80%, 05/13/60 (Call 11/13/59)	51	42,849
4.63%, 03/23/40 (Call 09/23/39)	22	21,567
4.70%, 03/23/50 (Call 09/23/49)(b)	101	100,927
4.75%, 09/15/44 (Call 03/15/44)	10	9,777
4.75%, 11/15/46 (Call 05/15/46)	160	158,339
4.95%, 10/15/45 (Call 04/15/45)	42	41,759
5.40%, 10/01/43	67	71,244
6.15%, 03/01/37	40	45,066
6.15%, 02/15/41	4	4,590
6.20%, 12/15/34	125	141,586
6.40%, 12/15/35	139	159,967
6.65%, 11/15/37	185	220,481
7.75%, 12/01/45	225	299,959

		11,008,184

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	39	37,294
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	104	95,257
5.25%, 10/01/54 (Call 04/01/54)	15	14,174

		146,725

Mining — 0.4%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	7,025	6,000,123
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	659	638,235
5.95%, 03/15/24 (Call 12/15/23)	225	228,805

Security	Par (000)	Value

Mining (continued)
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)(b)	$115	$94,014
2.80%, 10/01/29 (Call 07/01/29)	355	309,904
4.88%, 03/15/42 (Call 09/15/41)(b)	275	261,330
5.45%, 06/09/44 (Call 12/09/43)	90	89,216
6.25%, 10/01/39	98	105,466
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	145	151,461
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	98	89,985
4.75%, 03/22/42 (Call 09/22/41)	55	54,653

		8,023,192

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	15	13,045
3.57%, 12/01/31 (Call 09/01/31)	85	71,541
4.25%, 04/01/28 (Call 10/03/22)	5	4,621

		89,207

Oil & Gas — 0.8%
BP Capital Markets America Inc.
2.72%, 01/12/32 (Call 10/12/31)	140	122,048
2.77%, 11/10/50 (Call 05/10/50)	177	124,226
2.94%, 06/04/51 (Call 12/04/50)(b)	165	119,031
3.00%, 02/24/50 (Call 08/24/49)	210	153,575
3.00%, 03/17/52 (Call 09/17/51)	130	94,151
3.02%, 01/16/27 (Call 10/16/26)	20	19,137
3.12%, 05/04/26 (Call 02/04/26)	90	87,112
3.38%, 02/08/61 (Call 08/08/60)	55	41,199
3.41%, 02/11/26 (Call 12/11/25)(b)	22	21,593
3.54%, 04/06/27 (Call 02/06/27)(b)	75	73,104
3.59%, 04/14/27 (Call 01/14/27)	128	124,655
3.63%, 04/06/30 (Call 01/06/30)	171	162,530
3.80%, 09/21/25 (Call 07/21/25)(b)	70	69,840
3.94%, 09/21/28 (Call 06/21/28)	65	63,571
4.23%, 11/06/28 (Call 08/06/28)	123	121,675
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	145	138,955
3.72%, 11/28/28 (Call 08/28/28)	60	58,153
Burlington Resources LLC
5.95%, 10/15/36	20	21,545
7.20%, 08/15/31	102	119,678
7.40%, 12/01/31	132	158,696
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	199	158,227
Chevron USA Inc., 5.25%, 11/15/43 (Call 05/15/43)	25	26,370
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	187,134
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	5	5,354
ConocoPhillips
5.90%, 10/15/32	182	201,288
6.50%, 02/01/39	15	17,599
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	2	1,982
3.76%, 03/15/42 (Call 09/15/41)(e)	317	278,586
3.80%, 03/15/52 (Call 09/15/51)	25	21,566
4.03%, 03/15/62 (Call 09/15/61)(e)	525	447,568
4.30%, 11/15/44 (Call 05/15/44)	99	91,181
6.95%, 04/15/29	5	5,716
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	134	120,954
5.00%, 06/15/45 (Call 12/15/44)(b)	132	121,814
5.60%, 07/15/41 (Call 01/15/41)(b)	181	179,038

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)(b)	$328	$298,132
4.25%, 03/15/52 (Call 09/15/51)	40	33,062
4.40%, 03/24/51 (Call 09/24/50)	68	57,904
Eni USA Inc., 7.30%, 11/15/27	210	232,270
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	100	92,127
4.38%, 04/15/30 (Call 01/15/30)	128	128,351
4.95%, 04/15/50 (Call 10/15/49)	117	120,853
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	30	28,429
7.00%, 02/01/30 (Call 11/01/29)	120	128,485
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	435	381,947
2.65%, 01/15/24	426	419,687
2.88%, 04/06/25 (Call 03/06/25)	335	326,602
3.00%, 04/06/27 (Call 02/06/27)	225	215,329
3.13%, 04/06/30 (Call 01/06/30)	235	217,704
3.25%, 11/10/24	595	589,395
3.25%, 11/18/49 (Call 05/18/49)	140	111,982
3.63%, 09/10/28 (Call 06/10/28)	129	125,842
3.70%, 03/01/24	287	286,945
3.70%, 04/06/50 (Call 10/06/49)	205	177,983
3.95%, 05/15/43	182	164,541
4.25%, 11/23/41	122	115,034
4.80%, 11/08/43	145	146,699
5.10%, 08/17/40	200	207,390
7.25%, 09/23/27	85	96,263
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	69	65,170
2.44%, 08/16/29 (Call 05/16/29)	65	58,627
2.61%, 10/15/30 (Call 07/15/30)	84	75,319
3.10%, 08/16/49 (Call 02/16/49)	106	82,888
3.29%, 03/19/27 (Call 01/19/27)	60	58,811
3.45%, 04/15/51 (Call 10/15/50)	196	162,018
3.48%, 03/19/30 (Call 12/19/29)	219	209,791
3.57%, 03/06/45 (Call 09/06/44)	102	86,310
4.11%, 03/01/46 (Call 09/01/45)	194	178,717
4.23%, 03/19/40 (Call 09/19/39)	186	177,277
4.33%, 03/19/50 (Call 09/19/49)	297	283,195
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	210	206,623
4.30%, 04/01/27 (Call 01/01/27)	330	322,153
5.60%, 02/15/41	179	172,368
5.80%, 04/01/47 (Call 10/01/46)(b)	177	176,414
6.00%, 01/15/40	177	180,559
7.13%, 03/15/33	85	94,426
7.30%, 08/15/31	183	204,343
7.88%, 10/01/29	80	91,386
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)(e)	85	76,367
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	245	238,282
6.60%, 10/01/37	211	221,333
6.80%, 03/15/32	176	188,146
Marathon Petroleum Corp. 3.80%, 04/01/28 (Call 01/01/28)	30	28,326
4.50%, 04/01/48 (Call 10/01/47)	160	134,074
4.70%, 05/01/25 (Call 04/01/25)	141	141,919
4.75%, 09/15/44 (Call 03/15/44)	139	122,497
5.00%, 09/15/54 (Call 03/15/54)	86	76,425

Security	Par (000)	Value

Oil & Gas (continued)
5.13%, 12/15/26 (Call 09/15/26)	$80	$82,217
6.50%, 03/01/41 (Call 09/01/40)	103	110,558
Ovintiv Inc.
6.50%, 08/15/34	135	139,369
6.50%, 02/01/38	47	48,003
6.63%, 08/15/37	205	210,851
7.20%, 11/01/31	130	139,053
7.38%, 11/01/31	102	110,984
8.13%, 09/15/30	105	116,732
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	145	107,976
3.85%, 04/09/25 (Call 03/09/25)	172	170,510
3.90%, 03/15/28 (Call 12/15/27)	225	216,175
4.65%, 11/15/34 (Call 05/15/34)	124	119,377
4.88%, 11/15/44 (Call 05/15/44)	280	268,299
5.88%, 05/01/42	52	55,431
Phillips 66 Co.
4.68%, 02/15/45 (Call 08/15/44)(e)	2	1,818
4.90%, 10/01/46 (Call 04/01/46)(e)	25	23,508
Shell International Finance BV, 3.25%, 04/06/50 (Call 10/06/49)	500	397,240
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	215	208,200
2.83%, 01/10/30 (Call 10/10/29)	150	135,970
2.99%, 06/29/41 (Call 12/29/40)	130	103,705
3.13%, 05/29/50 (Call 11/29/49)	223	172,928
3.39%, 06/29/60 (Call 12/29/59)	45	34,953
3.46%, 02/19/29 (Call 11/19/28)	60	57,430
3.46%, 07/12/49 (Call 01/12/49)	170	139,884
3.70%, 01/15/24	110	110,043
TotalEnergies Capital SA, 3.88%, 10/11/28	70	68,639
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	90	68,594
4.00%, 04/01/29 (Call 01/01/29)	140	134,074
4.00%, 06/01/52 (Call 12/01/51)	5	4,051
4.35%, 06/01/28 (Call 03/01/28)	77	75,637
4.90%, 03/15/45	61	56,146
6.63%, 06/15/37	308	333,946
7.50%, 04/15/32	96	111,170

		16,709,042

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	401	387,819
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	70	63,750
3.14%, 11/07/29 (Call 08/07/29)	352	315,786
3.34%, 12/15/27 (Call 09/15/27)	631	591,783
4.08%, 12/15/47 (Call 06/15/47)	267	222,059
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	173	153,145
3.80%, 11/15/25 (Call 08/15/25)	54	53,426
4.50%, 11/15/41 (Call 05/15/41)	80	69,024
4.75%, 08/01/43 (Call 02/01/43)	85	75,457
4.85%, 11/15/35 (Call 05/15/35)	160	152,285
5.00%, 11/15/45 (Call 05/15/45)	119	108,379
6.70%, 09/15/38	118	128,005
7.45%, 09/15/39	114	132,387
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	311	274,800
3.95%, 12/01/42 (Call 06/01/42)	147	106,528

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	$265	$233,900
3.65%, 12/01/23 (Call 09/01/23)	25	24,988

		3,093,521

Packaging & Containers — 0.0%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	257	244,985
4.50%, 05/15/28 (Call 02/15/28)	131	126,414
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	185	153,496
4.00%, 05/17/25 (Call 04/17/25)	100	98,074
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	57	47,154
WestRock MWV LLC, 8.20%, 01/15/30	40	46,825

		716,948

Pharmaceuticals — 1.0%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	328	289,257
4.25%, 11/14/28 (Call 08/14/28)	240	236,018
4.25%, 11/21/49 (Call 05/21/49)	324	285,049
4.30%, 05/14/36 (Call 11/14/35)	263	245,474
4.40%, 11/06/42	232	209,712
4.45%, 05/14/46 (Call 11/14/45)	315	285,677
4.50%, 05/14/35 (Call 11/14/34)	370	352,151
4.63%, 10/01/42 (Call 04/01/42)	47	43,181
4.70%, 05/14/45 (Call 11/14/44)	398	372,106
4.88%, 11/14/48 (Call 05/14/48)	188	181,396
AmerisourceBergen Corp.
3.45%, 12/15/27 (Call 09/15/27)	130	124,132
4.25%, 03/01/45 (Call 09/01/44)	122	105,673
4.30%, 12/15/47 (Call 06/15/47)	169	152,311
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	225	217,087
3.38%, 11/16/25	467	458,622
4.00%, 01/17/29 (Call 10/17/28)(b)	284	283,406
4.00%, 09/18/42	289	265,539
4.38%, 11/16/45	255	245,759
4.38%, 08/17/48 (Call 02/17/48)	69	66,769
6.45%, 09/15/37	365	429,890
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	632	613,116
3.79%, 05/20/50 (Call 11/20/49)	49	40,611
4.67%, 06/06/47 (Call 12/06/46)	117	111,483
4.69%, 12/15/44 (Call 06/15/44)(b)	83	78,696
Bristol-Myers Squibb Co.
2.95%, 03/15/32 (Call 12/15/31)	10	9,071
3.25%, 08/01/42	48	39,167
3.55%, 03/15/42 (Call 09/15/41)	10	8,600
3.70%, 03/15/52 (Call 09/15/51)	50	42,380
3.90%, 03/15/62 (Call 09/15/61)	90	75,681
4.25%, 10/26/49 (Call 04/26/49)	268	248,152
4.35%, 11/15/47 (Call 05/15/47)	158	148,809
4.55%, 02/20/48 (Call 08/20/47)	155	150,359
5.00%, 08/15/45 (Call 02/15/45)	75	76,850
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	495	476,838
3.75%, 09/15/25 (Call 06/15/25)	407	403,447
4.37%, 06/15/47 (Call 12/15/46)	197	167,243
4.50%, 11/15/44 (Call 05/15/44)	111	94,329

Security	Par (000)	Value

Pharmaceuticals (continued)
4.60%, 03/15/43	$161	$140,350
4.90%, 09/15/45 (Call 03/15/45)	180	162,792
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	201	172,265
3.20%, 03/15/40 (Call 09/15/39)	45	35,421
3.40%, 03/15/50 (Call 09/15/49)	274	206,215
3.88%, 10/15/47 (Call 04/15/47)	176	142,004
4.13%, 11/15/25 (Call 09/15/25)	291	289,047
4.38%, 10/15/28 (Call 07/15/28)	486	478,924
4.80%, 08/15/38 (Call 02/15/38)	288	277,888
4.80%, 07/15/46 (Call 01/16/46)	165	153,943
4.90%, 12/15/48 (Call 06/15/48)	220	209,361
6.13%, 11/15/41	134	145,304
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	312	285,555
3.63%, 04/01/27 (Call 02/01/27)	195	189,727
3.75%, 04/01/30 (Call 01/01/30)	223	209,228
4.13%, 04/01/40 (Call 10/01/39)	111	96,936
4.25%, 04/01/50 (Call 10/01/49)	203	174,416
4.30%, 03/25/28 (Call 12/25/27)	478	472,742
4.78%, 03/25/38 (Call 09/25/37)	542	518,954
4.88%, 07/20/35 (Call 01/20/35)	307	299,218
5.05%, 03/25/48 (Call 09/25/47)	606	583,287
5.13%, 07/20/45 (Call 01/20/45)	310	296,782
5.30%, 12/05/43 (Call 06/05/43)	275	273,235
6.13%, 09/15/39	70	75,052
6.25%, 06/01/27	10	10,808
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	260	252,941
3.38%, 03/15/29 (Call 12/15/28)	300	290,751
3.70%, 03/01/45 (Call 09/01/44)	130	116,407
3.95%, 05/15/47 (Call 11/15/46)	150	141,857
3.95%, 03/15/49 (Call 09/15/48)(b)	15	14,404
5.50%, 03/15/27	115	123,133
5.55%, 03/15/37	105	119,561
GlaxoSmithKline Capital Inc. 3.63%, 05/15/25	220	218,946
3.88%, 05/15/28	104	102,130
4.20%, 03/18/43	90	82,429
6.38%, 05/15/38	136	159,559
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	316	312,717
3.38%, 06/01/29 (Call 03/01/29)	149	141,784
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	86	77,071
3.50%, 01/15/48 (Call 07/15/47)	87	76,357
3.55%, 03/01/36 (Call 09/01/35)	94	87,554
3.63%, 03/03/37 (Call 09/03/36)	140	130,015
3.70%, 03/01/46 (Call 09/01/45)	135	120,589
3.75%, 03/03/47 (Call 09/03/46)	85	76,475
4.50%, 12/05/43 (Call 06/05/43)	128	128,512
4.85%, 05/15/41	57	59,082
5.85%, 07/15/38	60	69,329
5.95%, 08/15/37	52	60,762
6.95%, 09/01/29	20	24,052
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	530	531,431
4.60%, 06/01/44 (Call 12/01/43)	42	40,516
5.90%, 11/01/39	108	118,948

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc.
1.70%, 06/10/27 (Call 05/10/27)	$70	$63,589
1.90%, 12/10/28 (Call 10/10/28)	80	70,721
2.15%, 12/10/31 (Call 09/10/31)	65	55,340
2.45%, 06/24/50 (Call 12/24/49)	110	76,163
2.75%, 12/10/51 (Call 06/10/51)	80	57,915
2.90%, 12/10/61 (Call 06/10/61)	160	111,197
3.40%, 03/07/29 (Call 12/07/28)	240	231,214
3.60%, 09/15/42 (Call 03/15/42)	15	12,971
3.70%, 02/10/45 (Call 08/10/44)	245	212,141
3.90%, 03/07/39 (Call 09/07/38)	140	129,227
4.00%, 03/07/49 (Call 09/07/48)	121	109,695
4.15%, 05/18/43	125	116,735
6.50%, 12/01/33	86	102,062
6.55%, 09/15/37	17	20,325
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	67	75,549
5.95%, 12/01/28	15	16,355
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	68	52,602
Novartis Capital Corp., 4.00%, 11/20/45 (Call 05/20/45)	5	4,622
Pfizer Inc.
4.00%, 03/15/49 (Call 09/15/48)	5	4,696
4.20%, 09/15/48 (Call 03/15/48)	190	183,551
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	303	289,553
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	55	40,469
3.38%, 07/09/60 (Call 01/09/60)	85	61,799
5.00%, 11/26/28 (Call 08/26/28)	345	349,426
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	155	122,300
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	222	143,587
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	665	629,336
3.90%, 08/20/28 (Call 05/20/28)	206	200,708
3.95%, 09/12/47 (Call 03/12/47)	235	203,578
4.45%, 08/20/48 (Call 02/20/48)	196	182,880
4.50%, 11/13/25 (Call 08/13/25)	852	862,275
4.70%, 02/01/43 (Call 08/01/42)	355	337,995

		22,341,383

Pipelines — 0.6%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	104	88,317
4.45%, 07/15/27 (Call 04/15/27)	25	24,005
4.80%, 05/03/29 (Call 02/03/29)(b)	279	268,141
5.95%, 06/01/26 (Call 03/01/26)	61	63,051
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	267	245,798
5.13%, 06/30/27 (Call 01/01/27)	147	146,852
5.88%, 03/31/25 (Call 10/02/24)	205	209,149
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	85	86,915
Enbridge Energy Partners LP, 7.38%, 10/15/45 (Call 04/15/45)	65	77,417
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	87	83,367
3.13%, 11/15/29 (Call 08/15/29)	100	90,475
3.40%, 08/01/51 (Call 02/01/51)	10	7,506
3.70%, 07/15/27 (Call 04/15/27)	104	99,553
4.00%, 11/15/49 (Call 05/15/49)	180	148,664

Security	Par (000)	Value

Pipelines (continued)
4.25%, 12/01/26 (Call 09/01/26)	$105	$103,461
4.50%, 06/10/44 (Call 12/10/43)	80	70,150
5.50%, 12/01/46 (Call 06/01/46)	75	76,708
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	120	110,180
4.40%, 03/15/27 (Call 12/15/26)	190	184,045
4.95%, 05/15/28 (Call 02/15/28)	156	152,303
5.00%, 05/15/44 (Call 11/15/43)	56	47,809
6.63%, 10/15/36	300	304,062
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	112	98,612
3.13%, 07/31/29 (Call 04/30/29)	75	68,036
3.70%, 01/31/51 (Call 07/31/50)	110	86,328
3.95%, 01/31/60 (Call 07/31/59)	46	35,894
4.15%, 10/16/28 (Call 07/16/28)	40	39,244
4.20%, 01/31/50 (Call 07/31/49)	66	55,882
4.25%, 02/15/48 (Call 08/15/47)	157	134,436
4.45%, 02/15/43 (Call 08/15/42)	43	38,175
4.80%, 02/01/49 (Call 08/01/48)	71	65,327
4.85%, 08/15/42 (Call 02/15/42)	92	86,442
4.85%, 03/15/44 (Call 09/15/43)	50	46,559
4.90%, 05/15/46 (Call 11/15/45)	143	133,440
4.95%, 10/15/54 (Call 04/15/54)	54	49,212
5.10%, 02/15/45 (Call 08/15/44)	179	171,097
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(a)	115	95,012
5.70%, 02/15/42	103	105,032
5.95%, 02/01/41	103	107,883
6.13%, 10/15/39	55	58,502
6.45%, 09/01/40	64	69,771
7.55%, 04/15/38	29	34,033
Series D, 6.88%, 03/01/33	35	39,783
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)	20	17,485
Series H, 6.65%, 10/15/34	20	22,180
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	38	32,498
5.00%, 08/15/42 (Call 02/15/42)	15	13,456
5.00%, 03/01/43 (Call 09/01/42)	30	26,861
5.40%, 09/01/44 (Call 03/01/44)	104	96,251
5.50%, 03/01/44 (Call 09/01/43)	111	103,949
5.63%, 09/01/41	25	23,319
5.80%, 03/15/35	45	45,148
6.38%, 03/01/41	94	94,858
6.50%, 02/01/37	72	75,389
6.50%, 09/01/39	88	90,647
6.55%, 09/15/40	54	55,834
6.95%, 01/15/38	220	238,095
7.30%, 08/15/33	72	79,861
7.40%, 03/15/31	15	16,509
7.50%, 11/15/40	31	34,722
7.75%, 03/15/32	65	73,797
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	112	77,872
3.60%, 02/15/51 (Call 08/15/50)	25	18,615
4.30%, 03/01/28 (Call 12/01/27)	87	85,022
4.80%, 02/01/33 (Call 11/01/32)	100	96,485
5.05%, 02/15/46 (Call 08/15/45)	15	13,625
5.20%, 03/01/48 (Call 09/01/47)	169	156,986
5.30%, 12/01/34 (Call 06/01/34)	145	141,826

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.45%, 08/01/52 (Call 02/01/52)	$100	$97,148
5.55%, 06/01/45 (Call 12/01/44)	136	132,214
7.75%, 01/15/32	72	83,545
7.80%, 08/01/31	15	17,281
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	155	121,726
4.20%, 10/03/47 (Call 04/03/47)	100	81,453
4.25%, 09/15/46 (Call 03/15/46)	55	45,348
4.85%, 02/01/49 (Call 08/01/48)	59	52,360
5.15%, 10/15/43 (Call 04/15/43)	57	52,348
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	59	56,462
4.25%, 12/01/27 (Call 09/01/27)	145	140,403
4.50%, 04/15/38 (Call 10/15/37)	96	84,895
4.70%, 04/15/48 (Call 10/15/47)	228	194,792
4.80%, 02/15/29 (Call 11/15/28)	188	183,941
4.90%, 04/15/58 (Call 10/15/57)	72	60,234
4.95%, 09/01/32	100	96,890
4.95%, 03/14/52 (Call 09/14/51)	100	88,065
5.20%, 03/01/47 (Call 09/01/46)	82	74,412
5.50%, 02/15/49 (Call 08/15/48)	201	191,372
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	27	26,016
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	109	101,740
2.75%, 09/01/24 (Call 08/01/24)	90	87,034
3.10%, 03/15/30 (Call 12/15/29)	145	125,219
3.40%, 09/01/29 (Call 06/01/29)	30	26,555
4.00%, 07/13/27 (Call 04/13/27)	134	128,144
4.35%, 03/15/29 (Call 12/15/28)	105	99,148
4.45%, 09/01/49 (Call 03/01/49)	155	123,550
4.50%, 03/15/50 (Call 09/15/49)	83	66,774
4.55%, 07/15/28 (Call 04/15/28)	208	201,727
4.95%, 07/13/47 (Call 01/06/47)	197	169,865
5.20%, 07/15/48 (Call 01/15/48)	70	62,882
6.00%, 06/15/35	105	102,480
6.35%, 01/15/31 (Call 10/15/30)	45	47,040
7.15%, 01/15/51 (Call 07/15/50)	137	146,220
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	180	180,086
6.13%, 02/01/41 (Call 08/01/40)	91	87,917
6.20%, 09/15/43 (Call 03/15/43)	131	124,370
6.65%, 10/01/36	40	40,878
6.85%, 10/15/37	35	36,417
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	22	19,287
4.30%, 01/31/43 (Call 07/31/42)	122	91,473
4.70%, 06/15/44 (Call 12/15/43)	77	60,832
4.90%, 02/15/45 (Call 08/15/44)	66	53,647
5.15%, 06/01/42 (Call 12/01/41)	70	58,555
6.65%, 01/15/37	47	47,135
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	152	144,984
4.50%, 05/15/30 (Call 11/15/29)	126	120,634
5.00%, 03/15/27 (Call 09/15/26)	192	191,411
Spectra Energy Partners LP 3.38%, 10/15/26 (Call 07/15/26)	95	90,462
3.50%, 03/15/25 (Call 12/15/24)	60	58,685
4.50%, 03/15/45 (Call 09/15/44)	99	86,323
5.95%, 09/25/43 (Call 03/25/43)	27	27,893
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	100	97,059

Security	Par (000)	Value

Pipelines (continued)
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	$60	$64,049
7.00%, 10/15/28	5	5,385
7.63%, 04/01/37	10	11,192
Texas Eastern Transmission LP, 7.00%, 07/15/32	132	147,778
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	84	79,822
4.25%, 05/15/28 (Call 02/15/28)	155	151,227
4.63%, 03/01/34 (Call 12/01/33)	52	49,712
4.75%, 05/15/38 (Call 11/15/37)	20	18,942
4.88%, 05/15/48 (Call 11/15/47)	79	75,704
5.10%, 03/15/49 (Call 09/15/48)	119	118,100
5.60%, 03/31/34	17	17,133
5.85%, 03/15/36	70	72,231
6.10%, 06/01/40	55	58,475
6.20%, 10/15/37	99	106,302
7.25%, 08/15/38	84	99,247
7.63%, 01/15/39(b)	189	230,548
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	105	87,171
4.00%, 03/15/28 (Call 12/15/27)	15	14,415
4.45%, 08/01/42 (Call 02/01/42)	7	6,296
4.60%, 03/15/48 (Call 09/15/47)	102	92,351
5.40%, 08/15/41 (Call 02/15/41)	23	22,844
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	155	153,111
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	107	103,315
4.85%, 03/01/48 (Call 09/01/47)	80	72,482
4.90%, 01/15/45 (Call 07/15/44)	97	87,031
5.10%, 09/15/45 (Call 03/15/45)	241	225,566
5.40%, 03/04/44 (Call 09/04/43)	53	50,547
5.75%, 06/24/44 (Call 12/24/43)	40	40,172
5.80%, 11/15/43 (Call 05/15/43)	26	25,777
6.30%, 04/15/40	150	159,930
8.75%, 03/15/32	78	96,307
Series A, 7.50%, 01/15/31	7	7,939
Williams Cos. Inc., 4.65%, 08/15/32	25	24,109

		13,600,459

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	145	143,669
CBRE Services Inc. 2.50%, 04/01/31 (Call 01/01/31)	265	212,419
4.88%, 03/01/26 (Call 12/01/25)	613	616,874

		972,962

Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	55	47,986
3.38%, 08/15/31 (Call 05/15/31)	42	37,389
3.95%, 01/15/27 (Call 10/15/26)	48	46,890
3.95%, 01/15/28 (Call 10/15/27)	15	14,439
4.00%, 02/01/50 (Call 08/01/49)	105	86,588
4.50%, 07/30/29 (Call 04/30/29)	95	92,313
4.70%, 07/01/30 (Call 04/01/30)	142	139,674
4.85%, 04/15/49 (Call 10/15/48)	42	38,908
4.90%, 12/15/30 (Call 09/15/30)	114	113,358

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	$24	$23,178
4.90%, 02/15/29 (Call 11/15/28)	43	41,986
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	5	3,945
2.10%, 06/15/30 (Call 03/15/30)	65	52,524
2.40%, 03/15/25 (Call 02/15/25)	452	428,496
2.70%, 04/15/31 (Call 01/15/31)	45	37,336
2.75%, 01/15/27 (Call 11/15/26)	210	192,413
2.90%, 01/15/30 (Call 10/15/29)	95	81,872
2.95%, 01/15/25 (Call 12/15/24)	205	196,931
2.95%, 01/15/51 (Call 07/15/50)	200	134,650
3.10%, 06/15/50 (Call 12/15/49)	224	155,870
3.13%, 01/15/27 (Call 10/15/26)	75	69,887
3.38%, 05/15/24 (Call 04/15/24)	180	177,782
3.38%, 10/15/26 (Call 07/15/26)	230	217,315
3.55%, 07/15/27 (Call 04/15/27)	140	132,248
3.60%, 01/15/28 (Call 10/15/27)	245	227,953
3.70%, 10/15/49 (Call 04/15/49)	82	62,304
3.80%, 08/15/29 (Call 05/15/29)	290	267,380
3.95%, 03/15/29 (Call 12/15/28)	141	132,159
4.00%, 06/01/25 (Call 03/01/25)	437	429,859
4.40%, 02/15/26 (Call 11/15/25)	260	257,756
5.00%, 02/15/24	315	318,226
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	27	23,479
3.30%, 06/01/29 (Call 03/01/29)	47	43,614
3.90%, 10/15/46 (Call 04/15/46)	29	24,715
4.35%, 04/15/48 (Call 10/18/47)	77	69,960
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)(b)	5	3,977
2.75%, 10/01/26 (Call 07/01/26)	180	166,966
2.90%, 03/15/30 (Call 12/15/29)	70	59,593
3.20%, 01/15/25 (Call 10/15/24)	260	253,497
3.25%, 01/30/31 (Call 10/30/30)	94	80,908
3.40%, 06/21/29 (Call 03/21/29)	141	126,151
3.65%, 02/01/26 (Call 11/03/25)	367	356,640
4.50%, 12/01/28 (Call 09/01/28)	35	34,049
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	175	161,455
4.55%, 10/01/29 (Call 07/01/29)	40	37,562
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	10	9,738
3.90%, 03/15/27 (Call 12/15/26)	60	56,681
4.05%, 07/01/30 (Call 04/01/30)	179	159,263
4.13%, 06/15/26 (Call 03/15/26)	35	33,846
4.13%, 05/15/29 (Call 02/15/29)	10	9,108
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	45	39,856
3.15%, 07/01/29 (Call 04/01/29)	55	50,314
3.35%, 11/01/49 (Call 05/01/49)	30	23,282
4.10%, 10/15/28 (Call 07/15/28)	15	14,649
Crown Castle Inc.
2.25%, 01/15/31 (Call 10/15/30)	30	24,307
3.25%, 01/15/51 (Call 07/15/50)	18	12,796
3.30%, 07/01/30 (Call 04/01/30)	175	155,377
3.65%, 09/01/27 (Call 06/01/27)	165	156,894
3.70%, 06/15/26 (Call 03/15/26)	160	154,982
3.80%, 02/15/28 (Call 11/15/27)	92	86,859
4.00%, 03/01/27 (Call 12/01/26)	80	77,758

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.45%, 02/15/26 (Call 11/15/25)	$259	$257,718
4.75%, 05/15/47 (Call 11/15/46)	144	129,568
Crown Castle International Corp.
2.50%, 07/15/31 (Call 04/15/31)	25	20,538
3.10%, 11/15/29 (Call 08/15/29)	105	92,775
4.00%, 11/15/49 (Call 05/15/49)	145	116,190
4.15%, 07/01/50 (Call 01/01/50)	10	8,300
4.30%, 02/15/29 (Call 11/15/28)	115	110,481
5.20%, 02/15/49 (Call 08/15/48)	211	199,815
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)	30	26,208
4.38%, 02/15/29 (Call 11/15/28)	5	4,812
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	124	114,187
3.70%, 08/15/27 (Call 05/15/27)	59	56,327
4.45%, 07/15/28 (Call 04/15/28)	197	192,640
Duke Realty LP
2.88%, 11/15/29 (Call 08/15/29)	30	26,768
3.05%, 03/01/50 (Call 09/01/49)	66	49,269
3.25%, 06/30/26 (Call 03/30/26)	27	25,829
3.38%, 12/15/27 (Call 09/15/27)	10	9,443
4.00%, 09/15/28 (Call 06/15/28)	20	19,379
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	285	232,500
2.50%, 05/15/31 (Call 02/15/31)	5	4,110
2.63%, 11/18/24 (Call 10/18/24)	410	395,039
2.90%, 11/18/26 (Call 09/18/26)	245	228,732
2.95%, 09/15/51 (Call 03/15/51)	60	40,495
3.00%, 07/15/50 (Call 01/15/50)	227	155,672
3.20%, 11/18/29 (Call 08/18/29)(b)	413	369,870
3.40%, 02/15/52 (Call 08/15/51)	65	47,689
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	65	52,646
2.50%, 02/15/30 (Call 11/15/29)	79	68,761
2.85%, 11/01/26 (Call 08/01/26)	12	11,395
3.00%, 07/01/29 (Call 04/01/29)	57	51,608
3.25%, 08/01/27 (Call 05/01/27)	10	9,419
3.50%, 03/01/28 (Call 12/01/27)	34	32,040
4.00%, 08/01/47 (Call 02/01/47)	5	4,311
4.15%, 12/01/28 (Call 09/01/28)	5	4,830
4.50%, 07/01/44 (Call 01/01/44)	45	41,973
4.50%, 06/01/45 (Call 12/01/44)	36	33,060
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	30	26,241
4.00%, 03/01/29 (Call 12/01/28)	55	51,928
4.50%, 03/15/48 (Call 09/15/47)	15	13,235
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	9	8,040
Federal Realty OP LP
3.25%, 07/15/27 (Call 04/15/27)	5	4,711
4.50%, 12/01/44 (Call 06/01/44)	25	21,912
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	229	200,721
5.30%, 01/15/29 (Call 10/15/28)	57	55,230
5.75%, 06/01/28 (Call 03/03/28)	112	111,063
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	15	12,898
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	274	242,432
3.25%, 07/15/26 (Call 05/15/26)	205	196,810

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.40%, 02/01/25 (Call 11/01/24)	$15	$14,662
3.50%, 07/15/29 (Call 04/15/29)	156	143,642
4.00%, 06/01/25 (Call 03/01/25)	22	21,743
6.75%, 02/01/41 (Call 08/01/40)	115	127,772
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	10	8,523
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	100	97,766
Series H, 3.38%, 12/15/29 (Call 09/15/29)	25	21,312
Series I, 3.50%, 09/15/30 (Call 06/15/30)	95	80,304
Series J, 2.90%, 12/15/31 (Call 09/15/31)	80	62,310
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	20	16,921
3.95%, 11/01/27 (Call 08/01/27)	25	23,434
4.65%, 04/01/29 (Call 01/01/29)	40	37,590
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	35	27,121
3.05%, 02/15/30 (Call 11/15/29)	74	62,642
3.45%, 12/15/24 (Call 09/15/24)	45	43,980
4.25%, 08/15/29 (Call 05/15/29)	190	176,558
4.38%, 10/01/25 (Call 07/01/25)	55	54,197
4.75%, 12/15/28 (Call 09/15/28)	100	96,133
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	15	14,072
3.70%, 10/01/49 (Call 04/01/49)	52	39,926
3.80%, 04/01/27 (Call 01/01/27)	25	23,988
4.13%, 12/01/46 (Call 06/01/46)	132	108,649
4.25%, 04/01/45 (Call 10/01/44)	50	41,350
4.45%, 09/01/47 (Call 03/01/47)	85	73,505
4.60%, 02/01/33	130	125,701
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	10	9,443
4.00%, 06/15/29 (Call 03/15/29)	35	32,581
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	12	10,435
3.95%, 03/15/29 (Call 12/15/28)	22	20,984
4.20%, 06/15/28 (Call 03/15/28)	2	1,948
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	10	8,447
3.10%, 04/15/50 (Call 10/15/49)	10	6,796
4.30%, 10/15/28 (Call 07/15/28)	10	9,561
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)	87	74,240
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	5	4,718
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)(b)	75	61,810
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	200	184,230
2.25%, 04/15/30 (Call 01/15/30)	194	168,171
3.00%, 04/15/50 (Call 10/15/49)	101	75,659
3.25%, 10/01/26 (Call 07/01/26)	22	21,163
3.88%, 09/15/28 (Call 06/15/28)	110	106,611
4.38%, 02/01/29 (Call 11/01/28)	35	34,572
4.38%, 09/15/48 (Call 03/15/48)	110	102,777
Realty Income Corp.
3.25%, 06/15/29 (Call 03/15/29)	10	9,214
3.65%, 01/15/28 (Call 10/15/27)	102	97,788
4.65%, 03/15/47 (Call 09/15/46)	83	79,772
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	95	82,809
3.60%, 02/01/27 (Call 11/01/26)	55	52,634

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.13%, 03/15/28 (Call 12/15/27)	$62	$59,671
4.40%, 02/01/47 (Call 08/01/46)	60	51,824
4.65%, 03/15/49 (Call 09/15/48)	70	62,328
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	75	59,578
3.90%, 10/15/29 (Call 07/15/29)	100	87,850
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	70	60,361
3.25%, 09/13/49 (Call 03/13/49)	210	152,611
3.38%, 06/15/27 (Call 03/15/27)	10	9,551
3.38%, 12/01/27 (Call 09/01/27)	65	61,453
3.80%, 07/15/50 (Call 01/15/50)	104	84,013
4.25%, 10/01/44 (Call 04/01/44)	50	43,144
4.25%, 11/30/46 (Call 05/30/46)	27	23,567
6.75%, 02/01/40 (Call 11/01/39)	14	15,817
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	137	132,209
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	60	51,680
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	59	57,127
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	25	23,057
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	95	81,078
3.10%, 11/01/34 (Call 08/01/34)	25	20,445
3.20%, 01/15/30 (Call 10/15/29)	35	30,960
3.50%, 01/15/28 (Call 10/15/27)	30	27,870
4.40%, 01/26/29 (Call 10/26/28)	30	28,915
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	55	52,644
3.00%, 01/15/30 (Call 10/15/29)	55	47,926
3.25%, 10/15/26 (Call 07/15/26)	40	37,758
3.50%, 02/01/25 (Call 11/01/24)	55	53,635
3.85%, 04/01/27 (Call 01/01/27)	70	67,150
4.00%, 03/01/28 (Call 12/01/27)	35	33,348
4.13%, 01/15/26 (Call 10/15/25)	105	102,948
4.38%, 02/01/45 (Call 08/01/44)	46	38,765
4.40%, 01/15/29 (Call 10/15/28)	97	93,500
4.75%, 11/15/30 (Call 08/15/30)	45	43,621
4.88%, 04/15/49 (Call 10/15/48)	154	142,498
5.70%, 09/30/43 (Call 03/30/43)	88	88,216
VICI Properties LP
5.13%, 05/15/32 (Call 02/15/32)	10	9,530
5.63%, 05/15/52 (Call 11/15/51)	15	13,885
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)(b)	190	176,312
2.75%, 01/15/32 (Call 10/15/31)	10	8,273
2.80%, 06/01/31 (Call 03/01/31)	55	46,482
3.10%, 01/15/30 (Call 10/15/29)	105	92,435
3.63%, 03/15/24 (Call 02/15/24)	240	237,917
4.00%, 06/01/25 (Call 03/01/25)	170	167,984
4.13%, 03/15/29 (Call 12/15/28)	65	61,727
4.25%, 04/01/26 (Call 01/01/26)	286	283,274
4.25%, 04/15/28 (Call 01/15/28)	84	81,716
4.95%, 09/01/48 (Call 03/01/48)	28	26,372
6.50%, 03/15/41 (Call 09/15/40)	110	120,266
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	60	52,451
4.00%, 11/15/29 (Call 08/15/29)	164	155,244
4.00%, 04/15/30 (Call 01/15/30)	502	473,185
6.95%, 10/01/27	95	104,567
7.38%, 03/15/32	220	254,005

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
WP Carey Inc.
2.45%, 02/01/32 (Call 11/01/31)	$35	$27,900
3.85%, 07/15/29 (Call 04/15/29)	55	50,992

		18,229,308

Retail — 0.7%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	217	199,701
3.85%, 03/01/32 (Call 12/01/31)	90	77,351
4.75%, 06/01/30 (Call 03/01/30)	186	174,217
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	1,215	972,279
4.45%, 10/01/28 (Call 07/01/28)	1,106	1,085,473
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	213	205,620
4.55%, 02/15/48 (Call 08/15/47)	178	144,223
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	89	74,959
Home Depot Inc. (The)
1.50%, 09/15/28 (Call 07/15/28)	100	86,971
1.88%, 09/15/31 (Call 06/15/31)	100	82,625
2.13%, 09/15/26 (Call 06/15/26)	105	98,414
2.50%, 04/15/27 (Call 02/15/27)	267	252,029
2.70%, 04/15/30 (Call 01/15/30)	453	408,366
2.80%, 09/14/27 (Call 06/14/27)	105	99,749
2.95%, 06/15/29 (Call 03/15/29)	980	911,371
3.00%, 04/01/26 (Call 01/01/26)	5	4,862
3.13%, 12/15/49 (Call 06/15/49)	197	150,863
3.30%, 04/15/40 (Call 10/15/39)	61	51,224
3.35%, 09/15/25 (Call 06/15/25)	275	272,220
3.35%, 04/15/50 (Call 10/15/49)	87	69,292
3.50%, 09/15/56 (Call 03/15/56)	100	79,965
3.75%, 02/15/24 (Call 11/15/23)	82	82,142
3.90%, 12/06/28 (Call 09/06/28)	250	247,728
3.90%, 06/15/47 (Call 12/15/46)	100	88,381
4.20%, 04/01/43 (Call 10/01/42)	85	78,185
4.25%, 04/01/46 (Call 10/01/45)	164	151,876
4.40%, 03/15/45 (Call 09/15/44)	185	174,723
4.50%, 12/06/48 (Call 06/06/48)	170	163,846
4.88%, 02/15/44 (Call 08/15/43)	55	55,063
5.40%, 09/15/40 (Call 03/15/40)	90	96,077
5.88%, 12/16/36	475	533,696
5.95%, 04/01/41 (Call 10/01/40)	186	210,362
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	17	11,932
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	79	75,176
2.63%, 04/01/31 (Call 01/01/31)	65	55,739
3.00%, 10/15/50 (Call 04/15/50)	113	77,508
3.10%, 05/03/27 (Call 02/03/27)	210	199,733
3.13%, 09/15/24 (Call 06/15/24)	17	16,733
3.38%, 09/15/25 (Call 06/15/25)	120	117,566
3.65%, 04/05/29 (Call 01/05/29)	255	241,263
3.70%, 04/15/46 (Call 10/15/45)	195	154,536
3.75%, 04/01/32 (Call 01/01/32)	55	50,863
4.00%, 04/15/25 (Call 03/15/25)	180	179,953
4.05%, 05/03/47 (Call 11/03/46)	210	174,600
4.25%, 04/01/52 (Call 10/01/51)	10	8,531
4.38%, 09/15/45 (Call 03/15/45)	189	162,684
4.45%, 04/01/62 (Call 10/01/61)	70	58,942
4.50%, 04/15/30 (Call 01/15/30)	240	237,605
4.55%, 04/05/49 (Call 10/05/48)	160	142,590
4.65%, 04/15/42 (Call 10/15/41)	85	78,007

Security	Par (000)	Value

Retail (continued)
5.00%, 04/15/40 (Call 10/15/39)	$109	$105,356
5.13%, 04/15/50 (Call 10/15/49)	76	74,051
5.50%, 10/15/35	73	74,918
6.50%, 03/15/29	80	87,924
McDonald’s Corp.
3.63%, 05/01/43	83	67,958
3.63%, 09/01/49 (Call 03/01/49)	52	42,167
3.70%, 02/15/42	70	58,339
3.80%, 04/01/28 (Call 01/01/28)	196	192,270
4.20%, 04/01/50 (Call 10/01/49)	82	73,016
4.45%, 03/01/47 (Call 09/01/46)	132	122,125
4.45%, 09/01/48 (Call 03/01/48)	71	65,515
4.60%, 05/26/45 (Call 11/26/44)	115	107,514
4.70%, 12/09/35 (Call 06/09/35)	84	83,362
4.88%, 07/15/40	70	68,503
4.88%, 12/09/45 (Call 06/09/45)	140	136,413
5.70%, 02/01/39	86	91,802
6.30%, 10/15/37	67	75,668
6.30%, 03/01/38	90	102,485
O’Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	20	18,940
4.20%, 04/01/30 (Call 01/01/30)	92	88,458
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	140	127,632
2.25%, 03/12/30 (Call 12/12/29)	105	89,221
3.35%, 03/12/50 (Call 09/12/49)	115	85,959
3.50%, 03/01/28 (Call 12/01/27)(b)	121	116,442
3.50%, 11/15/50 (Call 05/15/50)	75	57,801
3.55%, 08/15/29 (Call 05/15/29)	105	98,884
3.75%, 12/01/47 (Call 06/01/47)	108	87,665
4.00%, 11/15/28 (Call 08/15/28)	47	46,127
4.30%, 06/15/45 (Call 12/15/44)	37	32,584
4.45%, 08/15/49 (Call 02/15/49)	81	72,429
4.50%, 11/15/48 (Call 05/15/48)	90	81,576
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(b)	35	32,559
2.25%, 04/15/25 (Call 03/15/25)	267	256,526
2.35%, 02/15/30 (Call 11/15/29)(b)	86	75,718
2.50%, 04/15/26	135	129,506
2.65%, 09/15/30 (Call 06/15/30)(b)	110	98,148
3.38%, 04/15/29 (Call 01/15/29)	260	249,759
3.50%, 07/01/24	197	196,622
3.63%, 04/15/46	146	124,464
3.90%, 11/15/47 (Call 05/15/47)	50	44,436
4.00%, 07/01/42	151	139,435
6.50%, 10/15/37	120	140,412
7.00%, 01/15/38	135	166,402
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	85	80,081
3.88%, 04/15/30 (Call 01/15/30)	162	157,483
4.50%, 04/15/50 (Call 10/15/49)(b)	66	65,412
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	209	165,202
Walgreens Boots Alliance Inc., 4.10%, 04/15/50 (Call 10/15/49)	23	18,226

		14,201,309

Semiconductors — 0.7%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	20	21,003
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	25	18,617
3.30%, 04/01/27 (Call 01/01/27)	586	573,231

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.90%, 10/01/25 (Call 07/01/25)	$152	$152,316
4.35%, 04/01/47 (Call 10/01/46)	281	271,002
5.10%, 10/01/35 (Call 04/01/35)	35	36,865
5.85%, 06/15/41	250	285,930
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(e)	65	49,278
3.19%, 11/15/36 (Call 08/15/36)(e)	49	36,352
3.42%, 04/15/33 (Call 01/15/33)(e)	299	246,600
3.47%, 04/15/34 (Call 01/15/34)(e)	634	513,768
3.50%, 02/15/41 (Call 08/15/40)(e)	118	88,736
3.75%, 02/15/51 (Call 08/15/50)(e)	94	69,381
4.15%, 04/15/32 (Call 01/15/32)(e)	130	116,410
4.30%, 11/15/32 (Call 08/15/32)	328	295,836
4.93%, 05/15/37 (Call 02/15/37)(e)	287	256,067
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	75	65,017
2.00%, 08/12/31 (Call 05/12/31)(b)	100	82,470
2.45%, 11/15/29 (Call 08/15/29)	250	219,497
2.60%, 05/19/26 (Call 02/19/26)	340	325,635
2.70%, 06/17/24 (Call 04/17/24)(b)	30	29,424
2.88%, 05/11/24 (Call 03/11/24)	326	321,720
3.05%, 08/12/51 (Call 02/12/51)	40	28,739
3.10%, 02/15/60 (Call 08/15/59)	32	21,905
3.15%, 05/11/27 (Call 02/11/27)	145	139,866
3.20%, 08/12/61 (Call 02/12/61)	105	73,817
3.25%, 11/15/49 (Call 05/15/49)	245	182,503
3.40%, 03/25/25 (Call 02/25/25)(b)	376	371,432
3.70%, 07/29/25 (Call 04/29/25)	269	267,768
3.73%, 12/08/47 (Call 06/08/47)	264	215,448
3.75%, 03/25/27 (Call 01/25/27)	133	131,340
3.90%, 03/25/30 (Call 12/25/29)	122	117,978
4.00%, 12/15/32	206	197,966
4.10%, 05/19/46 (Call 11/19/45)	124	109,614
4.10%, 05/11/47 (Call 11/11/46)	130	113,918
4.25%, 12/15/42	45	40,474
4.60%, 03/25/40 (Call 09/25/39)	360	342,990
4.75%, 03/25/50 (Call 09/25/49)(b)	188	179,384
4.80%, 10/01/41	115	112,854
4.90%, 07/29/45 (Call 01/29/45)	87	85,164
4.95%, 03/25/60 (Call 09/25/59)(b)	145	138,433
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	75	58,670
4.65%, 07/15/32 (Call 04/15/32)	25	25,430
4.95%, 07/15/52 (Call 01/15/52)	45	45,296
5.00%, 03/15/49 (Call 09/15/48)	20	20,200
5.25%, 07/15/62 (Call 01/15/62)	40	40,766
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	146	107,227
3.13%, 06/15/60 (Call 12/15/59)	70	51,393
3.75%, 03/15/26 (Call 01/15/26)	394	392,601
3.80%, 03/15/25 (Call 12/15/24)	54	53,752
4.00%, 03/15/29 (Call 12/15/28)	256	251,564
4.88%, 03/15/49 (Call 09/15/48)	210	215,015
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	40	38,347
Micron Technology Inc.
3.48%, 11/01/51 (Call 05/01/51)	90	59,897
4.19%, 02/15/27 (Call 12/15/26)	219	213,352
4.66%, 02/15/30 (Call 11/15/29)	104	97,885
4.98%, 02/06/26 (Call 12/06/25)	260	260,372

Security	Par (000)	Value

Semiconductors (continued)
5.33%, 02/06/29 (Call 11/06/28)	$208	$205,244
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	610	515,133
2.85%, 04/01/30 (Call 01/01/30)	410	370,443
3.20%, 09/16/26 (Call 06/16/26)	790	777,668
3.50%, 04/01/40 (Call 10/01/39)	270	232,378
3.50%, 04/01/50 (Call 10/01/49)(b)	342	284,780
3.70%, 04/01/60 (Call 10/01/59)	90	73,516
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	345	278,501
2.65%, 02/15/32 (Call 11/15/31)	255	205,910
3.25%, 11/30/51 (Call 05/30/51)	154	104,591
5.00%, 01/15/33 (Call 10/15/32)	95	91,925
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	125	117,301
4.80%, 05/20/45 (Call 11/20/44)	249	250,780
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	783	738,212
1.75%, 05/04/30 (Call 02/04/30)	175	148,955
1.90%, 09/15/31 (Call 06/15/31)	120	101,088
2.25%, 09/04/29 (Call 06/04/29)	159	141,720
2.63%, 05/15/24 (Call 03/15/24)	585	575,236
2.70%, 09/15/51 (Call 03/15/51)	115	85,964
2.90%, 11/03/27 (Call 08/03/27)	455	433,770
3.65%, 08/16/32	100	96,626
3.88%, 03/15/39 (Call 09/15/38)	153	143,067
4.10%, 08/16/52	50	47,708
4.15%, 05/15/48 (Call 11/15/47)	350	334,369
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	205	173,535
3.25%, 10/25/51 (Call 04/25/51)	35	27,904

		15,434,839

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	200	185,944
3.84%, 05/01/25 (Call 04/01/25)	225	220,149
4.20%, 05/01/30 (Call 02/01/30)	214	199,302

		605,395

Software — 1.1%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	124	83,014
3.40%, 06/15/27 (Call 03/15/27)	80	77,110
4.50%, 06/15/47 (Call 12/15/46)	164	155,723
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	758	726,588
2.15%, 02/01/27 (Call 12/01/26)	329	308,007
2.30%, 02/01/30 (Call 11/01/29)	565	500,200
3.25%, 02/01/25 (Call 11/01/24)	650	643,468
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	105	86,727
2.85%, 01/15/30 (Call 10/15/29)	465	412,455
3.50%, 06/15/27 (Call 03/15/27)(b)	423	407,006
4.38%, 06/15/25 (Call 03/15/25)	175	176,099
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	182	183,163
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	149	146,300
4.50%, 12/01/27 (Call 09/01/27)	277	276,258
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	424	431,250

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	$67	$58,049
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	130	118,815
3.85%, 06/01/25 (Call 03/01/25)	147	144,680
4.20%, 10/01/28 (Call 07/01/28)	156	151,287
4.40%, 07/01/49 (Call 01/01/49)	168	145,199
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	2,304	2,201,472
2.53%, 06/01/50 (Call 12/01/49)	345	251,305
2.68%, 06/01/60 (Call 12/01/59)	517	367,778
2.70%, 02/12/25 (Call 11/12/24)	1,240	1,219,193
2.88%, 02/06/24 (Call 12/06/23)	1,135	1,123,639
2.92%, 03/17/52 (Call 09/17/51)	1,225	966,256
3.04%, 03/17/62 (Call 09/17/61)	291	222,752
3.13%, 11/03/25 (Call 08/03/25)	2,212	2,176,210
3.30%, 02/06/27 (Call 11/06/26)	1,494	1,469,364
3.45%, 08/08/36 (Call 02/08/36)	375	353,145
3.50%, 02/12/35 (Call 08/12/34)	385	368,499
3.50%, 11/15/42	40	35,804
3.63%, 12/15/23 (Call 09/15/23)	950	952,052
3.70%, 08/08/46 (Call 02/08/46)	75	69,059
3.75%, 02/12/45 (Call 08/12/44)(b)	5	4,571
3.95%, 08/08/56 (Call 02/08/56)	10	9,333
4.10%, 02/06/37 (Call 08/06/36)	105	105,450
4.20%, 11/03/35 (Call 05/03/35)	130	132,222
4.25%, 02/06/47 (Call 08/06/46)	55	55,031
4.45%, 11/03/45 (Call 05/03/45)	10	10,231
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	97	70,651
3.60%, 04/01/50 (Call 10/01/49)	387	263,725
3.80%, 11/15/37 (Call 05/15/37)	307	239,233
3.85%, 07/15/36 (Call 01/15/36)	69	55,027
3.85%, 04/01/60 (Call 10/01/59)	438	290,766
3.90%, 05/15/35 (Call 11/15/34)	252	204,992
3.95%, 03/25/51 (Call 09/25/50)	216	155,352
4.00%, 07/15/46 (Call 01/15/46)	422	308,820
4.00%, 11/15/47 (Call 05/15/47)	239	173,452
4.10%, 03/25/61 (Call 09/25/60)	59	41,138
4.13%, 05/15/45 (Call 11/15/44)	147	109,706
4.30%, 07/08/34 (Call 01/08/34)	300	261,390
4.38%, 05/15/55 (Call 11/15/54)	196	146,894
4.50%, 07/08/44 (Call 01/08/44)	105	84,062
5.38%, 07/15/40	142	127,966
6.13%, 07/08/39	139	137,392
6.50%, 04/15/38	156	160,332
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	218	210,261
2.95%, 09/15/29 (Call 06/15/29)	120	105,763
3.80%, 12/15/26 (Call 09/15/26)	144	140,931
3.85%, 12/15/25 (Call 09/15/25)	110	107,987
4.20%, 09/15/28 (Call 06/15/28)	230	224,485
salesforce.com Inc.
2.90%, 07/15/51 (Call 01/15/51)	375	277,335
3.05%, 07/15/61 (Call 01/15/61)	145	103,981
3.70%, 04/11/28 (Call 01/11/28)	450	445,082
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	130	102,086
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	460	439,194
4.50%, 05/15/25 (Call 04/15/25)	380	379,612

Security	Par (000)	Value

Software (continued)
4.65%, 05/15/27 (Call 03/15/27)	$300	$297,540
4.70%, 05/15/30 (Call 02/15/30)	223	211,618

		23,201,537

Telecommunications — 1.1%
America Movil SAB de CV
6.13%, 11/15/37	2	2,153
6.13%, 03/30/40	257	281,685
AT&T Inc.
3.50%, 06/01/41 (Call 12/01/40)	280	220,870
3.50%, 09/15/53 (Call 03/15/53)	569	422,625
3.55%, 09/15/55 (Call 03/15/55)	866	632,734
3.65%, 06/01/51 (Call 12/01/50)	274	209,530
3.65%, 09/15/59 (Call 03/15/59)	443	321,038
3.80%, 12/01/57 (Call 06/01/57)	405	306,249
3.85%, 06/01/60 (Call 12/01/59)	155	116,391
4.30%, 02/15/30 (Call 11/15/29)	481	462,573
4.30%, 12/15/42 (Call 06/15/42)	45	39,011
4.35%, 06/15/45 (Call 12/15/44)	50	42,804
4.50%, 05/15/35 (Call 11/15/34)	339	318,257
4.50%, 03/09/48 (Call 09/09/47)	297	257,829
4.55%, 03/09/49 (Call 09/09/48)	211	188,282
4.65%, 06/01/44 (Call 12/01/43)	85	76,045
4.75%, 05/15/46 (Call 11/15/45)	70	64,388
4.85%, 03/01/39 (Call 09/01/38)	80	75,200
4.85%, 07/15/45 (Call 01/15/45)	55	50,756
4.90%, 08/15/37 (Call 02/14/37)(b)	108	105,421
5.15%, 03/15/42	32	30,780
5.15%, 02/15/50 (Call 08/14/49)	216	208,503
5.25%, 03/01/37 (Call 09/01/36)	207	207,503
5.35%, 09/01/40	14	13,845
5.45%, 03/01/47 (Call 09/01/46)	70	71,068
5.55%, 08/15/41	10	10,118
5.65%, 02/15/47 (Call 08/15/46)	30	31,338
5.70%, 03/01/57 (Call 09/01/56)	76	79,063
6.00%, 08/15/40 (Call 05/15/40)	55	58,209
6.38%, 03/01/41	35	38,486
6.55%, 02/15/39	28	31,387
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	435	435,418
5.13%, 12/04/28 (Call 09/04/28)	175	172,156
9.63%, 12/15/30	602	740,761
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	252	241,930
2.95%, 02/28/26	175	171,281
3.50%, 06/15/25	115	114,796
3.63%, 03/04/24	375	375,277
5.50%, 01/15/40	310	338,024
5.90%, 02/15/39	237	269,104
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	17	13,226
4.38%, 11/15/57 (Call 05/15/57)	106	87,114
5.35%, 11/15/48 (Call 05/15/48)	59	58,132
5.45%, 11/15/79 (Call 05/19/79)	137	125,791
5.75%, 08/15/40	43	44,515
5.85%, 11/15/68 (Call 05/15/68)	95	91,313
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	353	434,522
Juniper Networks Inc., 5.95%, 03/15/41	69	66,221
Koninklijke KPN NV, 8.38%, 10/01/30	835	968,708

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	$75	$59,660
4.00%, 09/01/24	45	44,650
4.60%, 02/23/28 (Call 11/23/27)	468	460,446
4.60%, 05/23/29 (Call 02/23/29)	147	141,639
5.50%, 09/01/44	195	182,690
Orange SA
5.38%, 01/13/42	325	336,037
5.50%, 02/06/44 (Call 08/06/43)	100	105,385
9.00%, 03/01/31	515	658,113
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	89	83,611
2.95%, 03/15/25 (Call 03/15/23)(e)	40	38,733
3.20%, 03/15/27 (Call 02/15/27)(e)	40	38,064
3.63%, 12/15/25 (Call 09/15/25)	277	267,934
3.70%, 11/15/49 (Call 05/15/49)	85	64,629
3.80%, 03/15/32 (Call 12/15/31)(e)	45	40,967
4.30%, 02/15/48 (Call 08/15/47)	135	112,128
4.35%, 05/01/49 (Call 11/01/48)(b)	200	167,638
4.50%, 03/15/42 (Call 09/15/41)(e)	45	39,664
4.50%, 03/15/43 (Call 09/15/42)	72	62,062
4.55%, 03/15/52 (Call 09/15/51)(e)	55	48,423
5.00%, 03/15/44 (Call 09/15/43)	170	155,468
5.45%, 10/01/43 (Call 04/01/43)	80	78,053
7.50%, 08/15/38	37	44,306
Telefonica Emisiones SA
4.10%, 03/08/27	60	58,208
4.67%, 03/06/38	35	30,264
4.90%, 03/06/48	200	166,256
5.21%, 03/08/47	125	107,854
5.52%, 03/01/49 (Call 09/01/48)	202	181,230
7.05%, 06/20/36	418	456,109
Telefonica Europe BV, 8.25%, 09/15/30	225	262,989
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	255	239,572
3.70%, 09/15/27 (Call 06/15/27)	285	277,542
4.30%, 06/15/49 (Call 12/15/48)	116	103,224
4.60%, 11/16/48 (Call 05/16/48)	56	52,158
T-Mobile USA Inc.
3.30%, 02/15/51 (Call 08/15/50)	100	71,433
3.40%, 10/15/52 (Call 04/15/52)	170	123,082
3.60%, 11/15/60 (Call 05/15/60)	270	194,467
3.88%, 04/15/30 (Call 01/15/30)	480	443,688
4.38%, 04/15/40 (Call 10/15/39)	179	157,993
4.50%, 04/15/50 (Call 10/15/49)	435	379,316
Verizon Communications Inc.
2.88%, 11/20/50 (Call 05/20/50)	185	127,221
2.99%, 10/30/56 (Call 04/30/56)	466	313,837
3.00%, 11/20/60 (Call 05/20/60)	121	80,661
3.55%, 03/22/51 (Call 09/22/50)	230	180,745
3.70%, 03/22/61 (Call 09/22/60)(b)	567	437,571
3.85%, 11/01/42 (Call 05/01/42)	256	214,684
4.13%, 08/15/46	234	206,348
4.27%, 01/15/36	295	272,527
4.40%, 11/01/34 (Call 05/01/34)	441	417,032
4.50%, 08/10/33	324	312,611
4.52%, 09/15/48	120	111,661
4.67%, 03/15/55	150	140,973
4.75%, 11/01/41	299	283,874
4.81%, 03/15/39	227	221,175

Security	Par (000)	Value

Telecommunications (continued)
4.86%, 08/21/46	$388	$379,057
5.01%, 04/15/49	20	19,858
5.01%, 08/21/54	5	5,002
5.25%, 03/16/37	300	305,541
5.50%, 03/16/47	57	60,470
5.85%, 09/15/35	50	52,912
6.55%, 09/15/43	20	23,959
7.75%, 12/01/30	5	5,938
Vodafone Group PLC
3.75%, 01/16/24	135	135,053
4.13%, 05/30/25	661	658,653
4.25%, 09/17/50	200	162,672
4.38%, 05/30/28	365	360,693
4.38%, 02/19/43	62	53,069
4.88%, 06/19/49	230	204,656
5.00%, 05/30/38	143	135,551
5.13%, 06/19/59	140	126,970
5.25%, 05/30/48	209	195,325
6.15%, 02/27/37	255	267,390
6.25%, 11/30/32	70	74,962
7.88%, 02/15/30	185	214,726

		23,021,492

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	430	418,579
3.50%, 09/15/27 (Call 06/15/27)	209	196,941
3.55%, 11/19/26 (Call 09/19/26)	179	170,467
3.90%, 11/19/29 (Call 08/19/29)	836	769,229
6.35%, 03/15/40	30	30,815

		1,586,031

Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	52	39,866
3.55%, 02/15/50 (Call 08/15/49)	53	44,386
3.90%, 08/01/46 (Call 02/01/46)	72	63,487
4.05%, 06/15/48 (Call 12/15/47)	67	60,902
4.13%, 06/15/47 (Call 12/15/46)	37	34,112
4.15%, 04/01/45 (Call 10/01/44)	57	51,968
4.15%, 12/15/48 (Call 06/15/48)	23	21,183
4.45%, 03/15/43 (Call 09/15/42)	90	86,122
4.55%, 09/01/44 (Call 03/01/44)	20	19,300
4.70%, 09/01/45 (Call 03/01/45)	20	19,513
4.90%, 04/01/44 (Call 10/01/43)	65	65,031
5.15%, 09/01/43 (Call 03/01/43)	82	85,263
5.40%, 06/01/41 (Call 12/01/40)	70	74,352
5.75%, 05/01/40 (Call 11/01/39)	165	181,274
6.15%, 05/01/37	5	5,740
6.20%, 08/15/36	25	28,710
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	70	47,792
3.20%, 08/02/46 (Call 02/02/46)	154	121,392
3.65%, 02/03/48 (Call 08/03/47)	57	48,282
3.85%, 08/05/32	50	48,389
4.40%, 08/05/52	40	38,258
4.45%, 01/20/49 (Call 07/20/48)	50	48,023
6.20%, 06/01/36	95	107,600
6.25%, 08/01/34	10	11,379
6.38%, 11/15/37	41	46,866

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	$70	$59,888
3.00%, 12/02/41 (Call 06/02/41)	45	35,360
3.10%, 12/02/51 (Call 06/02/51)	60	44,376
4.80%, 09/15/35 (Call 03/15/35)	50	49,526
4.80%, 08/01/45 (Call 02/01/45)	70	67,955
5.95%, 05/15/37	65	71,274
6.13%, 09/15/2115 (Call 03/15/15)	110	115,647
7.13%, 10/15/31(b)	85	98,450
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	220	212,450
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	59	51,529
2.50%, 05/15/51 (Call 11/15/50)	40	26,496
3.35%, 09/15/49 (Call 03/15/49)	65	51,057
3.80%, 11/01/46 (Call 05/01/46)	99	84,272
3.80%, 04/15/50 (Call 10/15/49)	105	88,597
3.95%, 05/01/50 (Call 11/01/49)	88	76,294
4.10%, 11/15/32 (Call 08/15/32)	50	48,253
4.10%, 03/15/44 (Call 09/15/43)	69	61,162
4.25%, 11/01/66 (Call 05/01/66)	55	47,059
4.30%, 03/01/48 (Call 09/01/47)	150	136,890
4.40%, 03/01/43 (Call 09/01/42)	38	34,724
4.50%, 03/15/49 (Call 09/15/48)	128	119,967
4.50%, 11/15/52 (Call 05/15/52)	50	46,600
4.50%, 08/01/54 (Call 02/01/54)	110	101,966
4.65%, 03/01/68 (Call 09/01/67)	153	140,780
4.75%, 05/30/42 (Call 11/30/41)	120	115,520
4.75%, 11/15/48 (Call 05/15/48)	43	41,971
5.50%, 04/15/41 (Call 10/15/40)	120	126,554
6.00%, 10/01/36	107	117,303
6.15%, 05/01/37	44	49,285
6.22%, 04/30/40	80	91,093
FedEx Corp.
3.88%, 08/01/42	10	8,369
3.90%, 02/01/35	49	44,596
4.05%, 02/15/48 (Call 08/15/47)	110	92,940
4.10%, 04/15/43	58	49,544
4.10%, 02/01/45	90	76,050
4.40%, 01/15/47 (Call 07/15/46)	65	57,472
4.55%, 04/01/46 (Call 10/01/45)	178	159,821
4.75%, 11/15/45 (Call 05/15/45)	148	137,186
4.90%, 01/15/34(b)	32	32,228
4.95%, 10/17/48 (Call 04/17/48)	76	72,464
5.10%, 01/15/44	80	77,381
5.25%, 05/15/50 (Call 11/15/49)(b)	291	287,997
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	380	341,514
3.50%, 05/01/50 (Call 11/01/49)	100	77,894
4.20%, 11/15/69 (Call 05/15/69)	220	180,985
4.30%, 05/15/43 (Call 11/15/42)	122	107,421
4.70%, 05/01/48 (Call 11/01/47)	206	194,353
4.95%, 08/15/45 (Call 02/15/45)	300	288,870
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	147	130,552
2.90%, 08/25/51 (Call 02/25/51)	91	65,231
3.16%, 05/15/55 (Call 11/15/54)	100	72,371
3.40%, 11/01/49 (Call 05/01/49)	86	67,450
3.94%, 11/01/47 (Call 05/01/47)	80	69,375
3.95%, 10/01/42 (Call 04/01/42)	57	49,864

Security	Par (000)	Value

Transportation (continued)
4.05%, 08/15/52 (Call 02/15/52)	$184	$159,868
4.10%, 05/15/49 (Call 11/15/48)	315	278,803
4.15%, 02/28/48 (Call 08/28/47)	184	164,432
4.45%, 06/15/45 (Call 12/15/44)	56	52,032
4.55%, 06/01/53 (Call 12/01/52)	40	37,734
4.65%, 01/15/46 (Call 07/15/45)	100	95,765
4.84%, 10/01/41	130	127,360
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	135	121,345
2.50%, 09/01/24 (Call 08/01/24)	360	347,983
2.85%, 03/01/27 (Call 02/01/27)	45	41,553
3.65%, 03/18/24 (Call 02/18/24)	365	361,722
3.88%, 12/01/23 (Call 11/01/23)	85	84,651
4.30%, 06/15/27 (Call 05/15/27)	40	39,023
4.63%, 06/01/25 (Call 05/01/25)	283	282,672
Union Pacific Corp.
3.25%, 02/05/50 (Call 08/05/49)	85	67,037
3.35%, 08/15/46 (Call 02/15/46)	44	35,365
3.38%, 02/01/35 (Call 08/01/34)	60	53,318
3.55%, 08/15/39 (Call 02/15/39)	150	129,955
3.55%, 05/20/61 (Call 11/20/60)	75	59,252
3.60%, 09/15/37 (Call 03/15/37)	20	17,834
3.75%, 02/05/70 (Call 08/05/69)	72	57,568
3.80%, 10/01/51 (Call 04/01/51)	69	59,391
3.80%, 04/06/71 (Call 10/06/70)	55	44,189
3.84%, 03/20/60 (Call 09/20/59)	97	81,474
3.85%, 02/14/72 (Call 08/14/71)	45	36,645
3.88%, 02/01/55 (Call 08/01/54)	150	129,274
3.95%, 08/15/59 (Call 02/15/59)	85	73,033
4.00%, 04/15/47 (Call 10/15/46)	25	22,210
4.05%, 11/15/45 (Call 05/15/45)	64	56,231
4.05%, 03/01/46 (Call 09/01/45)	197	178,687
4.10%, 09/15/67 (Call 03/15/67)	60	51,436
4.30%, 03/01/49 (Call 09/01/48)	10	9,279
4.50%, 09/10/48 (Call 03/10/48)	300	283,722
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	76	63,132
3.40%, 09/01/49 (Call 03/01/49)	120	101,756
3.63%, 10/01/42	120	105,586
3.75%, 11/15/47 (Call 05/15/47)	165	146,845
4.25%, 03/15/49 (Call 09/15/48)	45	43,401
4.88%, 11/15/40 (Call 05/15/40)	100	102,760
5.20%, 04/01/40 (Call 10/01/39)	150	159,751
5.30%, 04/01/50 (Call 10/01/49)(b)	138	153,933
6.20%, 01/15/38	156	183,263

		11,254,686

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	60	39,264
3.25%, 03/30/25 (Call 12/30/24)	185	178,619
3.25%, 09/15/26 (Call 06/15/26)(b)	110	103,917
3.50%, 03/15/28 (Call 12/15/27)	45	41,497
3.85%, 03/30/27 (Call 12/30/26)	110	104,375
4.35%, 02/15/24 (Call 01/15/24)	60	59,953
4.55%, 11/07/28 (Call 08/07/28)	154	148,767
4.70%, 04/01/29 (Call 01/01/29)	20	19,383
5.20%, 03/15/44 (Call 09/15/43)	87	79,856

		775,631

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	$5	$4,282

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	134	119,949
3.25%, 06/01/51 (Call 12/01/50)	5	3,894
3.45%, 06/01/29 (Call 03/01/29)	112	104,393
3.45%, 05/01/50 (Call 11/01/49)	160	125,958
3.75%, 09/01/47 (Call 03/01/47)	212	178,701
4.00%, 12/01/46 (Call 06/01/46)	81	69,094
4.15%, 06/01/49 (Call 12/01/48)	93	82,713
4.20%, 09/01/48 (Call 03/01/48)	111	99,377
4.30%, 12/01/42 (Call 06/01/42)	50	45,503
4.30%, 09/01/45 (Call 03/01/45)	20	17,849
4.45%, 06/01/32 (Call 03/01/32)(b)	25	24,811
6.59%, 10/15/37	80	91,341
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	37	31,948
3.35%, 04/15/50 (Call 10/15/49)	208	153,024
3.57%, 05/01/29 (Call 02/01/29)	75	69,718
4.28%, 05/01/49 (Call 11/01/48)	118	101,858
5.30%, 05/01/52 (Call 11/01/51)	130	129,912
United Utilities PLC, 6.88%, 08/15/28	30	32,566

		1,482,609

Total Corporate Bonds & Notes — 25.6% (Cost: $634,823,482)		554,352,298

Foreign Government Obligations(f)

Canada — 0.2%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	180	230,604
Series HK, 9.38%, 04/15/30	80	108,973
Series HQ, 9.50%, 11/15/30	100	138,597
Series IO, 8.05%, 07/07/24	1,314	1,409,449
Province of Alberta Canada
1.30%, 07/22/30	421	352,141
1.88%, 11/13/24	390	375,539
2.95%, 01/23/24	100	99,002
3.30%, 03/15/28	474	462,605
Province of Ontario Canada
1.13%, 10/07/30	45	36,879
1.60%, 02/25/31	120	101,845
Province of Quebec Canada
1.90%, 04/21/31	55	47,880
Series PD, 7.50%, 09/15/29	469	575,064

		3,938,578

Chile — 0.0%
Chile Government International Bond
3.10%, 01/22/61 (Call 07/22/60)	65	41,838
3.25%, 09/21/71 (Call 03/21/71)	65	40,940
3.50%, 01/25/50 (Call 07/25/49)(b)	497	364,564
3.86%, 06/21/47	70	55,948

		503,290

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	183	209,486

Security	Par (000)	Value

Indonesia — 0.0%
Indonesia Government International Bond
3.20%, 09/23/61 (Call 03/23/61)(b)	$15	$10,861
3.35%, 03/12/71	70	50,273
3.50%, 01/11/28	62	60,354
3.50%, 02/14/50	120	95,057
3.70%, 10/30/49	20	16,455
4.10%, 04/24/28	265	265,572
4.20%, 10/15/50	25	21,781
4.45%, 04/15/70	447	391,205
5.35%, 02/11/49	40	40,098

		951,656

Israel — 0.0%
Israel Government International Bond
3.88%, 07/03/50	425	383,278
4.13%, 01/17/48	255	240,993
4.50%, 01/30/43	90	91,154
4.50%, April 03, 2120	145	132,637
State of Israel, 3.38%, 01/15/50	5	4,136

		852,198

Italy — 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	55	47,204
3.88%, 05/06/51	500	365,710
4.00%, 10/17/49	507	391,637
5.38%, 06/15/33	946	950,465

		1,755,016

Mexico — 0.2%
Mexico Government International Bond
3.77%, 05/24/61 (Call 11/24/60)	235	156,957
4.28%, 08/14/41 (Call 02/14/41)	25	20,118
4.35%, 01/15/47	207	162,474
4.40%, 02/12/52 (Call 08/12/51)	200	153,142
4.50%, 04/22/29	475	465,676
4.50%, 01/31/50 (Call 07/31/49)(b)	302	239,996
4.60%, 01/23/46	297	242,536
4.60%, 02/10/48	307	250,122
4.75%, 03/08/44	410	347,713
4.88%, 05/19/33	200	191,720
5.00%, 04/27/51 (Call 10/27/50)	45	38,190
5.55%, 01/21/45	315	294,909
5.75%, October 12, 2110	309	265,100
6.05%, 01/11/40	373	374,354
6.75%, 09/27/34	416	458,881
7.50%, 04/08/33	260	309,379
8.30%, 08/15/31	270	335,254

		4,306,521

Panama — 0.1%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	140	96,646
4.30%, 04/29/53	20	15,279
4.50%, 05/15/47	30	24,059
4.50%, 04/16/50 (Call 10/16/49)	25	19,788
4.50%, 04/01/56 (Call 10/01/55)	512	395,883
4.50%, 01/19/63 (Call 07/19/62)	235	178,273
6.70%, 01/26/36	617	664,793
9.38%, 04/01/29	207	253,060

		1,647,781

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	$115	$71,922
3.00%, 01/15/34 (Call 10/15/33)	145	118,236
3.23%, July 28, 2121 (Call 01/28/21)	120	74,833
3.30%, 03/11/41 (Call 09/11/40)	30	22,824
3.55%, 03/10/51 (Call 09/10/50)	55	41,107
3.60%, 01/15/72 (Call 07/15/71)	25	17,120
5.63%, 11/18/50	247	257,379
6.55%, 03/14/37	281	307,855
8.75%, 11/21/33	452	582,298

		1,493,574

Philippines — 0.1%
Philippine Government International Bond
3.70%, 03/01/41	322	277,999
3.70%, 02/02/42	207	177,939
3.95%, 01/20/40	117	106,479
5.00%, 01/13/37	307	313,837
6.38%, 01/15/32	125	142,529
6.38%, 10/23/34	262	301,557
7.75%, 01/14/31	130	160,104
9.50%, 02/02/30	292	385,025

		1,865,469

South Korea — 0.0%
Korea International Bond
3.88%, 09/20/48	255	248,605
4.13%, 06/10/44	500	511,555

		760,160

Supranational — 2.3%
Asian Development Bank
6.22%, 08/15/27	345	382,298
6.38%, 10/01/28	96	110,131
Council of Europe Development Bank
0.38%, 06/10/24	125	118,223
0.88%, 09/22/26	290	260,478
1.38%, 02/27/25	395	374,235
2.50%, 02/27/24	530	522,018
European Investment Bank
2.38%, 05/24/27	850	811,155
3.13%, 12/14/23	510	507,322
3.25%, 01/29/24	1,009	1,004,964
4.88%, 02/15/36	1,158	1,324,266
Inter-American Development Bank
0.50%, 09/23/24	95	89,295
0.63%, 07/15/25	380	349,266
0.63%, 09/16/27	584	507,233
0.88%, 04/03/25	1,150	1,073,076
0.88%, 04/20/26	450	409,032
1.13%, 07/20/28	325	284,083
1.13%, 01/13/31	680	569,908
1.75%, 03/14/25	490	468,170
2.00%, 06/02/26	270	255,261
2.00%, 07/23/26	255	240,774
2.13%, 01/15/25	800	773,672
2.25%, 06/18/29	740	686,616
2.38%, 07/07/27	832	791,124
2.63%, 01/16/24	720	710,892
3.00%, 10/04/23	400	397,536
3.00%, 02/21/24	1,280	1,269,760
3.13%, 09/18/28	865	846,887

Security	Par (000)	Value

Supranational (continued)
3.20%, 08/07/42	$475	$431,671
3.88%, 10/28/41	695	695,229
4.38%, 01/24/44	545	586,365
7.00%, 06/15/25	35	37,971
International Bank for Reconstruction & Development
0.25%, 11/24/23	315	302,558
0.38%, 07/28/25	590	538,086
0.63%, 04/22/25	1,710	1,584,606
0.65%, 02/10/26 (Call 11/10/22)(b)	275	244,648
0.75%, 03/11/25(b)	450	419,477
0.75%, 11/24/27	1,740	1,513,017
0.75%, 08/26/30	2,215	1,804,826
0.85%, 02/10/27 (Call 11/10/22)	75	64,811
0.88%, 05/14/30	1,615	1,340,708
1.50%, 08/28/24	1,580	1,518,585
1.63%, 01/15/25	2,138	2,044,420
1.63%, 11/03/31	2,150	1,857,342
1.75%, 10/23/29	1,377	1,238,432
1.88%, 10/27/26	2,099	1,963,426
2.13%, 03/03/25	1,290	1,245,740
2.50%, 03/19/24	2,210	2,175,259
2.50%, 11/25/24	1,003	980,944
2.50%, 07/29/25	1,936	1,877,184
2.50%, 11/22/27	1,675	1,597,012
2.50%, 03/29/32	70	65,102
3.00%, 09/27/23	2,363	2,347,806
3.13%, 11/20/25	730	719,459
4.75%, 02/15/35	369	408,981
International Finance Corp.
0.38%, 07/16/25	370	337,891
0.75%, 08/27/30(b)	390	317,928
1.38%, 10/16/24	1,816	1,736,877
2.13%, 04/07/26	540	513,815
Nordic Investment Bank, 2.25%, 05/21/24	1,265	1,237,562

		48,885,413

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45(b)	175	166,128
4.98%, 04/20/55	284	285,590
5.10%, 06/18/50	432	440,035
7.63%, 03/21/36	163	209,726

		1,101,479

Total Foreign Government Obligations — 3.2% (Cost: $76,044,192)		68,270,621

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	46,427

Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	95	94,057

Total Municipal Debt Obligations — 0.0% (Cost: $139,898)		140,484

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 29.7%
Federal Home Loan Mortgage Corp.
1.50%, 09/15/37	$5,881	$5,283,982
2.00%, 10/01/50	651	562,960
2.50%, 01/01/32	109	104,495
3.00%, 05/01/29	4,532	4,439,841
3.00%, 10/01/35	547	530,517
3.00%, 07/01/37	919	891,072
3.00%, 03/01/46	391	367,472
3.00%, 09/01/46	371	351,562
3.00%, 12/01/46	469	441,601
3.50%, 05/01/33	23	22,713
3.50%, 06/01/34	17	16,493
3.50%, 03/01/38	31	30,791
3.50%, 10/01/42	11	10,532
3.50%, 10/01/44	12	11,866
3.50%, 07/01/47	15	14,939
3.50%, 09/01/47	15	14,189
3.50%, 02/01/48	7	7,104
3.50%, 03/01/48	6	5,610
4.00%, 09/01/45	6	6,175
4.00%, 01/01/48	403	399,105
4.00%, 02/01/48	5	4,851
4.00%, 01/01/49	9	9,075
4.00%, 06/01/52	1,098	1,073,538
4.00%, 08/01/52	3,685	3,602,874
4.50%, 10/01/48	17	16,839
4.50%, 01/01/49	3	3,088
4.50%, 08/01/52	264	263,009
Series 1, 0.00%, 11/15/38(c)	20	11,128
Federal National Mortgage Association
1.63%, 01/07/25	300	287,304
2.50%, 10/01/51	2,944	2,636,048
3.00%, 05/01/52	622	576,202
4.00%, 07/01/52	1,982	1,937,612
4.00%, 09/01/52	300	292,754
4.50%, 05/01/52	39	38,552
4.50%, 08/01/52	148	147,539
4.50%, 09/01/52	1,375	1,366,602
5.00%, 08/01/52	25	25,528
5.63%, 07/15/37	2,052	2,464,103
6.21%, 08/06/38	110	140,122
6.25%, 05/15/29	53	61,955
6.63%, 11/15/30	85	104,026
7.13%, 01/15/30	100	123,785
Series 2017-M11, Class A2, 2.98%, 08/25/29	150	142,204
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,853	1,796,016
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	600	501,061
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	837,808
FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class A2, 3.33%, 05/25/25 (Call 05/25/25)(a)	200	197,169
Freddie Mac Multifamily Structured Pass Through Certificates
2.58%, 06/25/55 (Call 06/25/32)	5,000	4,510,446
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	1,000	992,575
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	225	221,369

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K062, Class A2, 3.41%, 12/25/26 (Call 01/25/27)	$100	$98,352
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	2,000	2,006,387
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	1,000	929,899
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	300	275,972
Series K115, Class A2, 1.38%, 06/25/30 (Call 07/25/30)	1,920	1,604,797
Series K131, Class A2, 1.85%, 07/25/31 (Call 09/25/31)	2,000	1,708,222
Series K735, Class A2, 2.86%, 05/25/26 (Call 06/25/26)	2,996	2,893,580
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	900	803,053
Government National Mortgage Association
1.50%, 10/20/51	259	220,254
2.00%, 07/20/50	84	74,484
2.00%, 08/20/50	3,804	3,371,117
2.00%, 09/20/50	4,554	4,035,828
2.00%, 11/20/50	1,891	1,675,961
2.00%, 12/20/50	1,948	1,726,463
2.00%, 02/20/51	1,249	1,109,686
2.00%, 08/20/51	4,670	4,140,092
2.00%, 10/20/51	3,543	3,138,817
2.00%, 11/20/51	975	863,062
2.00%, 12/20/51	3,608	3,194,365
2.00%, 03/20/52	1,005	887,370
2.00%, 04/20/52	984	869,067
2.00%, 09/21/52(g)	9,944	8,780,824
2.50%, 12/20/46	125	116,274
2.50%, 06/20/50	4,442	4,082,537
2.50%, 08/20/50	367	336,657
2.50%, 09/20/50	504	463,297
2.50%, 01/20/51	1,365	1,254,458
2.50%, 02/20/51	1,691	1,549,943
2.50%, 07/20/51	3,213	2,939,337
2.50%, 08/20/51(h)	6,746	6,169,292
2.50%, 11/20/51	3,365	3,075,369
2.50%, 12/20/51	3,117	2,847,946
2.50%, 02/20/52	2,453	2,239,373
2.50%, 05/20/52	2,245	2,047,462
2.50%, 07/20/52	753	687,039
2.50%, 08/20/52	1,825	1,663,046
2.50%, 09/21/52(g)	9,136	8,324,109
3.00%, 07/20/45	62	59,187
3.00%, 11/20/45	287	273,242
3.00%, 12/20/45	50	47,316
3.00%, 01/20/46	26	24,897
3.00%, 03/20/46	464	442,624
3.00%, 04/20/46	12	11,579
3.00%, 05/20/46	31	29,773
3.00%, 08/20/46	378	359,533
3.00%, 09/20/46	912	868,198
3.00%, 11/20/46	23	22,369
3.00%, 02/15/47	26	25,116
3.00%, 03/20/47	9	9,042
3.00%, 06/20/47	30	28,578
3.00%, 10/20/47	540	513,873
3.00%, 02/20/48	21	19,485

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/20/49	$966	$919,163
3.00%, 10/15/49	170	160,478
3.00%, 01/20/50	987	934,721
3.00%, 02/20/50	210	198,383
3.00%, 07/20/50	1,328	1,256,868
3.00%, 08/20/50	149	140,866
3.00%, 12/20/50	1,352	1,278,933
3.00%, 08/20/51	2,503	2,359,229
3.00%, 09/20/51	1,881	1,772,445
3.00%, 10/20/51	3,550	3,343,652
3.00%, 11/20/51	1,582	1,490,128
3.00%, 12/20/51	968	911,596
3.00%, 02/20/52	2,817	2,650,067
3.00%, 07/20/52	996	934,496
3.00%, 09/21/52(g)	8,366	7,851,949
3.50%, 09/20/42	39	38,019
3.50%, 12/20/42	35	34,108
3.50%, 09/20/45	2,971	2,898,977
3.50%, 11/20/46	9	8,951
3.50%, 01/20/47	9	8,456
3.50%, 06/20/47	8	7,608
3.50%, 08/20/47	138	134,751
3.50%, 09/20/47	3,395	3,308,054
3.50%, 11/20/47	34	33,064
3.50%, 02/20/48	18	17,669
3.50%, 08/20/48	34	33,020
3.50%, 01/20/49	15	14,310
3.50%, 09/20/49	1,021	991,264
3.50%, 10/20/49	724	702,667
3.50%, 12/20/49	291	282,694
3.50%, 01/20/50	665	645,547
3.50%, 03/20/50	464	450,377
3.50%, 08/20/50	227	220,182
3.50%, 09/21/52(g)	12,763	12,306,307
4.00%, 04/20/47	68	67,739
4.00%, 07/20/47	78	77,617
4.00%, 11/20/47	16	15,841
4.00%, 04/20/48	3	3,102
4.00%, 05/15/48	5	4,775
4.00%, 05/20/48	12	11,783
4.00%, 08/20/48	26	25,608
4.00%, 09/20/48	66	66,094
4.00%, 11/20/48	744	740,376
4.00%, 12/20/48	1,325	1,318,196
4.00%, 02/20/49	940	935,031
4.00%, 02/20/50	52	52,154
4.00%, 07/20/52	281	277,377
4.00%, 09/20/52	700	689,971
4.00%, 09/21/52(g)	7,456	7,347,072
4.50%, 06/20/48	24	24,058
4.50%, 08/20/48	4	3,967
4.50%, 09/20/48	288	291,441
4.50%, 10/20/48	143	144,656
4.50%, 12/20/48	57	57,431
4.50%, 01/20/49	209	211,354
4.50%, 03/20/49	3	2,853
4.50%, 06/20/49	40	40,521
4.50%, 07/20/49	16	16,641
4.50%, 08/20/49	4	4,184
4.50%, 09/21/52(g)	4,323	4,323,675

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 04/20/48	$8	$7,801
5.00%, 05/20/48	3	3,401
5.00%, 11/20/48	2	2,569
5.00%, 12/20/48	5	5,417
5.00%, 01/20/49	27	27,261
5.00%, 06/20/49	414	425,171
5.00%, 09/21/52(g)	2,163	2,191,558
5.50%, 09/21/52(g)	100	102,531
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	537	482,751
1.50%, 10/01/36	449	403,306
1.50%, 11/01/36	301	270,368
1.50%, 02/01/37	2,655	2,386,615
1.50%, 03/01/37	3,631	3,263,744
1.50%, 04/01/37	688	618,372
1.50%, 11/01/50	475	389,765
1.50%, 02/01/51	3,562	2,923,807
1.50%, 04/01/51	1,265	1,038,504
1.50%, 05/01/51	2,413	1,980,560
1.50%, 07/01/51	4,845	3,976,703
1.50%, 11/01/51	1,596	1,309,070
1.50%, 09/15/52(g)	1,475	1,205,841
2.00%, 12/01/35	1,874	1,731,601
2.00%, 02/01/36	5,407	4,995,009
2.00%, 03/01/36	815	753,035
2.00%, 05/01/36	1,752	1,616,209
2.00%, 06/01/36	1,606	1,481,692
2.00%, 08/01/36	1,401	1,291,924
2.00%, 09/01/36	2,333	2,151,918
2.00%, 10/01/36	674	621,329
2.00%, 11/01/36	1,366	1,260,250
2.00%, 12/01/36	1,840	1,696,387
2.00%, 01/01/37	2,858	2,634,986
2.00%, 02/01/37	692	638,438
2.00%, 04/01/37(h)	6,789	6,257,019
2.00%, 04/01/37	2,460	2,267,539
2.00%, 05/01/37	3,576	3,296,336
2.00%, 06/01/37	2,546	2,347,199
2.00%, 09/19/37(g)	8,274	7,628,022
2.00%, 07/01/50	1,387	1,199,981
2.00%, 08/01/50	890	769,721
2.00%, 09/01/50	2,180	1,885,711
2.00%, 10/01/50	2,283	1,974,224
2.00%, 11/01/50	4,547	3,931,310
2.00%, 12/01/50	5,642	4,879,000
2.00%, 01/01/51	4,156	3,594,657
2.00%, 02/01/51	3,318	2,865,175
2.00%, 03/01/51	4,937	4,257,732
2.00%, 04/01/51	9,208	7,940,804
2.00%, 05/01/51	13,498	11,641,515
2.00%, 06/01/51	4,429	3,822,118
2.00%, 07/01/51	3,093	2,667,733
2.00%, 08/01/51	6,079	5,240,320
2.00%, 09/01/51	1,939	1,671,557
2.00%, 10/01/51	15,319	13,210,889
2.00%, 11/01/51	13,686	11,794,975
2.00%, 12/01/51	8,736	7,526,987
2.00%, 01/01/52	12,706	10,953,856
2.00%, 02/01/52	8,591	7,395,188
2.00%, 03/01/52	407	350,235

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 09/14/52(g)	$17,961	$15,450,329
2.50%, 01/01/32	90	86,373
2.50%, 04/01/32	422	404,993
2.50%, 06/01/32	160	153,079
2.50%, 01/01/33	85	81,647
2.50%, 11/01/34	474	449,532
2.50%, 07/01/35	643	609,194
2.50%, 10/01/35	2,550	2,416,388
2.50%, 03/01/36	1,051	996,017
2.50%, 05/01/36	2,152	2,038,405
2.50%, 06/01/36	538	509,403
2.50%, 07/01/36	2,070	1,960,674
2.50%, 08/01/36	380	360,215
2.50%, 03/01/37	1,169	1,106,594
2.50%, 04/01/37	354	334,334
2.50%, 05/01/37	77	72,875
2.50%, 09/19/37(g)	6,995	6,616,833
2.50%, 04/01/47	14	12,935
2.50%, 06/01/50	92	82,298
2.50%, 07/01/50	258	233,476
2.50%, 08/01/50	279	251,218
2.50%, 09/01/50	1,702	1,532,622
2.50%, 10/01/50	674	606,459
2.50%, 11/01/50	8,252	7,422,744
2.50%, 12/01/50	7,247	6,500,122
2.50%, 01/01/51	1,142	1,025,859
2.50%, 02/01/51	232	208,501
2.50%, 03/01/51	2,044	1,835,401
2.50%, 04/01/51	312	278,798
2.50%, 07/01/51	1,336	1,196,570
2.50%, 08/01/51	6,075	5,446,367
2.50%, 09/01/51	6,137	5,495,526
2.50%, 10/01/51	2,824	2,527,599
2.50%, 11/01/51	6,854	6,133,241
2.50%, 12/01/51	16,740	14,992,412
2.50%, 01/01/52	5,296	4,739,345
2.50%, 02/01/52	3,932	3,522,535
2.50%, 03/01/52	9,409	8,407,350
2.50%, 04/01/52	5,239	4,681,982
2.50%, 05/01/52	1,000	895,397
2.50%, 07/01/52	1,991	1,779,118
2.50%, 09/14/52(g)	13,451	12,009,221
3.00%, 03/01/30	1,332	1,302,470
3.00%, 01/01/31	54	52,917
3.00%, 08/01/32	96	93,977
3.00%, 10/01/33	40	38,815
3.00%, 07/01/34	10	10,057
3.00%, 09/01/34	67	65,360
3.00%, 11/01/34	30	29,438
3.00%, 12/01/34	73	71,155
3.00%, 03/01/35	234	227,636
3.00%, 07/01/35	192	186,517
3.00%, 09/19/37(g)	5,184	5,020,988
3.00%, 07/01/46	463	434,474
3.00%, 11/01/46	974	915,418
3.00%, 12/01/46	459	431,586
3.00%, 12/01/47	210	197,421
3.00%, 01/01/48	75	70,222
3.00%, 03/01/48	1,290	1,212,237
3.00%, 11/01/48	140	131,268

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 02/01/49	$4,799	$4,511,620
3.00%, 09/01/49	12	10,771
3.00%, 11/01/49	9	8,075
3.00%, 12/01/49	104	96,893
3.00%, 02/01/50	61	57,098
3.00%, 03/01/50	170	157,918
3.00%, 04/01/50	289	269,826
3.00%, 05/01/50	44	40,788
3.00%, 06/01/50	2,663	2,472,664
3.00%, 07/01/50	289	268,341
3.00%, 08/01/50	1,975	1,849,599
3.00%, 10/01/50	2,974	2,761,927
3.00%, 01/01/51	842	781,260
3.00%, 04/01/51(h)	8,152	7,564,978
3.00%, 05/01/51	350	328,286
3.00%, 06/01/51	3,028	2,812,879
3.00%, 08/01/51	1,096	1,022,713
3.00%, 11/01/51	625	579,564
3.00%, 03/01/52	2,407	2,229,950
3.00%, 04/01/52	8,451	7,830,469
3.00%, 05/01/52	2,443	2,263,336
3.00%, 09/14/52(g)	16,362	15,143,798
3.50%, 06/01/33	25	24,624
3.50%, 11/01/33	20	19,664
3.50%, 02/01/34	498	492,951
3.50%, 07/01/34	37	36,970
3.50%, 08/01/34	14	13,800
3.50%, 01/01/35	19	19,042
3.50%, 09/15/37	3,047	2,992,139
3.50%, 07/01/45	4,781	4,630,584
3.50%, 08/01/45	48	46,346
3.50%, 01/01/46	109	106,232
3.50%, 09/01/46	444	428,436
3.50%, 01/01/47	66	63,737
3.50%, 07/01/47	2,116	2,053,788
3.50%, 08/01/47	13	12,450
3.50%, 09/01/47	176	169,996
3.50%, 10/01/47	1,237	1,194,000
3.50%, 11/01/47	309	298,611
3.50%, 01/01/48	117	113,304
3.50%, 02/01/48	932	899,692
3.50%, 04/01/48	72	69,167
3.50%, 07/01/48	192	185,135
3.50%, 11/01/48	12	11,225
3.50%, 01/01/49	129	124,292
3.50%, 02/01/49	336	324,149
3.50%, 03/01/49	913	881,421
3.50%, 06/01/49	1,292	1,247,634
3.50%, 04/01/50	181	174,150
3.50%, 05/01/50	5,524	5,298,041
3.50%, 02/01/51	5,179	4,979,106
3.50%, 10/01/51	977	943,110
3.50%, 05/01/52	2,992	2,853,063
3.50%, 06/01/52	3,255	3,107,824
3.50%, 09/15/52(g)	11,878	11,316,579
4.00%, 07/01/33	14	14,263
4.00%, 09/15/37(g)	800	797,208
4.00%, 01/01/46	313	310,277
4.00%, 10/01/46	9	9,062
4.00%, 07/01/47	2,045	2,023,491

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 08/01/47	$384	$382,923
4.00%, 09/01/47	450	445,158
4.00%, 05/01/48	2,704	2,671,143
4.00%, 09/01/48	2,473	2,442,240
4.00%, 10/01/48	6	5,919
4.00%, 12/01/48	3	3,015
4.00%, 03/01/49	1,832	1,808,109
4.00%, 05/01/49	18	17,384
4.00%, 06/01/49	18	17,911
4.00%, 07/01/49	2,491	2,460,816
4.00%, 12/01/49	11	11,131
4.00%, 04/01/50	2,173	2,140,551
4.00%, 05/01/50	1,269	1,250,194
4.00%, 09/14/52(g)	7,152	6,980,464
4.50%, 09/15/37	25	25,264
4.50%, 10/01/47	10	10,659
4.50%, 08/01/48	26	26,080
4.50%, 10/01/48	512	514,409
4.50%, 11/01/48	23	22,340
4.50%, 12/01/48	28	29,000
4.50%, 01/01/49	75	75,330
4.50%, 02/01/49	104	104,731
4.50%, 04/01/49	189	191,018
4.50%, 05/01/49	14	14,123
4.50%, 06/01/52	2,193	2,181,193
4.50%, 09/14/52(g)	8,450	8,398,508
5.00%, 06/01/48	150	154,495
5.00%, 04/01/49	12	12,955
5.00%, 12/01/49	455	468,408
5.00%, 09/15/52(g)	5,661	5,712,745
5.50%, 09/15/52(g)	2,475	2,530,688

		641,600,173

U.S. Government Agency Obligations — 0.0%
Federal Home Loan Banks, 3.25%, 11/16/28	510	507,358

U.S. Government Obligations — 40.1%
U.S. Treasury Note/Bond
0.13%, 07/31/23	4,000	3,879,531
0.13%, 08/31/23	930	899,048
0.13%, 09/15/23	6,550	6,327,146
0.13%, 10/15/23	2,600	2,504,836
0.13%, 12/15/23	9,900	9,486,211
0.13%, 01/15/24	9,630	9,198,907
0.25%, 09/30/23	1,400	1,352,313
0.25%, 11/15/23	10,650	10,249,793
0.25%, 03/15/24	4,950	4,710,814
0.25%, 05/15/24	10,250	9,704,668
0.25%, 06/15/24	11,650	11,001,059
0.25%, 05/31/25	2,500	2,288,477
0.25%, 06/30/25	4,120	3,764,328
0.25%, 07/31/25	3,850	3,506,207
0.25%, 08/31/25	5,100	4,631,437
0.25%, 09/30/25	3,300	2,990,367
0.25%, 10/31/25	8,390	7,579,841
0.38%, 04/15/24	12,000	11,413,125
0.38%, 08/15/24	4,050	3,814,752
0.38%, 09/15/24	9,600	9,016,500
0.38%, 04/30/25	3,400	3,131,719
0.38%, 11/30/25	10,650	9,635,754
0.38%, 12/31/25	10,500	9,477,070

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.38%, 01/31/26	$10,250	$9,227,402
0.38%, 09/30/27	8,400	7,240,406
0.50%, 11/30/23	1,800	1,735,031
0.50%, 03/31/25	3,400	3,151,109
0.50%, 02/28/26	4,850	4,375,988
0.50%, 04/30/27	2,350	2,060,840
0.50%, 05/31/27	1,100	962,500
0.50%, 06/30/27	1,900	1,659,234
0.50%, 08/31/27	2,300	2,000,820
0.50%, 10/31/27	7,250	6,276,348
0.63%, 10/15/24	7,000	6,595,312
0.63%, 07/31/26	3,000	2,691,797
0.63%, 03/31/27	1,000	884,141
0.63%, 11/30/27	7,450	6,476,844
0.63%, 12/31/27	10,300	8,932,031
0.63%, 05/15/30	1,800	1,483,875
0.63%, 08/15/30	7,300	5,989,422
0.75%, 11/15/24	10,230	9,639,377
0.75%, 05/31/26	1,350	1,222,066
0.75%, 08/31/26	7,000	6,300,547
0.75%, 01/31/28	6,300	5,490,844
0.88%, 01/31/24	5,000	4,818,945
0.88%, 06/30/26	7,590	6,890,890
0.88%, 09/30/26	5,700	5,148,703
0.88%, 11/15/30	5,090	4,254,922
1.00%, 12/15/24	10,750	10,165,469
1.00%, 07/31/28	5,000	4,370,703
1.13%, 01/15/25	12,000	11,357,813
1.13%, 10/31/26	1,500	1,366,758
1.13%, 02/28/27	2,850	2,585,039
1.13%, 02/29/28	4,000	3,554,375
1.13%, 08/31/28	8,750	7,696,582
1.13%, 02/15/31	11,700	9,950,484
1.13%, 05/15/40	6,100	4,154,672
1.13%, 08/15/40	8,500	5,736,172
1.25%, 07/31/23	4,100	4,018,480
1.25%, 08/31/24	2,300	2,202,430
1.25%, 11/30/26	7,200	6,588,000
1.25%, 12/31/26	6,200	5,665,250
1.25%, 03/31/28	7,100	6,339,523
1.25%, 04/30/28	5,100	4,546,570
1.25%, 05/31/28	4,700	4,185,570
1.25%, 06/30/28	10,470	9,304,395
1.25%, 09/30/28	10,200	9,022,219
1.25%, 08/15/31	12,400	10,555,500
1.25%, 05/15/50	8,550	5,287,641
1.38%, 09/30/23	9,850	9,631,453
1.38%, 01/31/25	5,150	4,899,742
1.38%, 08/31/26	375	346,494
1.38%, 10/31/28	5,000	4,451,953
1.38%, 12/31/28	5,750	5,114,355
1.38%, 11/15/31	10,500	8,997,187
1.38%, 11/15/40	7,650	5,384,883
1.38%, 08/15/50	4,720	3,018,587
1.50%, 10/31/24	2,800	2,686,469
1.50%, 11/30/24	2,500	2,393,750
1.50%, 02/15/25	10,100	9,628,141
1.50%, 08/15/26	3,550	3,295,676
1.50%, 01/31/27	9,900	9,135,070
1.50%, 11/30/28	8,800	7,885,625

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.50%, 02/15/30	$4,200	$3,725,531
1.63%, 02/15/26	3,975	3,734,326
1.63%, 05/15/26	3,100	2,905,039
1.63%, 10/31/26	2,500	2,326,953
1.63%, 11/30/26	1,600	1,488,875
1.63%, 08/15/29	665	598,292
1.63%, 05/15/31	6,100	5,388,969
1.63%, 11/15/50	6,100	4,174,687
1.75%, 06/30/24	6,000	5,817,422
1.75%, 12/31/24	1,700	1,634,656
1.75%, 03/15/25	4,670	4,474,444
1.75%, 12/31/26	2,750	2,569,961
1.75%, 01/31/29	7,200	6,546,375
1.75%, 11/15/29	550	499,297
1.75%, 08/15/41	7,400	5,500,281
1.88%, 08/31/24	3,010	2,918,642
1.88%, 06/30/26	175	165,334
1.88%, 02/28/27	1,800	1,688,062
1.88%, 02/28/29	3,400	3,117,109
1.88%, 02/15/32	11,100	9,927,562
1.88%, 02/15/41	6,500	4,981,641
1.88%, 02/15/51	8,800	6,422,625
1.88%, 11/15/51	9,250	6,740,937
2.00%, 04/30/24	780	761,658
2.00%, 05/31/24	5,750	5,606,924
2.00%, 06/30/24	300	292,230
2.00%, 02/15/25	1,425	1,375,348
2.00%, 08/15/25	2,900	2,778,789
2.00%, 11/15/26	4,150	3,918,184
2.00%, 11/15/41	6,900	5,360,437
2.00%, 02/15/50	1,950	1,475,297
2.00%, 08/15/51	7,000	5,260,937
2.13%, 02/29/24	850	833,299
2.13%, 03/31/24	2,100	2,056,605
2.13%, 09/30/24	3,000	2,920,781
2.13%, 05/15/25	12,480	12,040,275
2.13%, 05/31/26	800	763,000
2.25%, 01/31/24	500	491,523
2.25%, 03/31/24	2,590	2,540,426
2.25%, 04/30/24	2,643	2,590,863
2.25%, 11/15/24	375	365,361
2.25%, 12/31/24	2,100	2,042,250
2.25%, 11/15/25	1,500	1,443,516
2.25%, 03/31/26	275	263,936
2.25%, 02/15/27	4,300	4,094,742
2.25%, 08/15/27	1,400	1,329,563
2.25%, 11/15/27	8,570	8,118,736
2.25%, 05/15/41	5,300	4,322,812
2.25%, 08/15/46	7,855	6,150,220
2.25%, 08/15/49	400	320,563
2.25%, 02/15/52	6,650	5,316,883
2.38%, 08/15/24	675	661,104
2.38%, 05/15/27	7,150	6,836,629
2.38%, 03/31/29	6,200	5,847,375
2.38%, 05/15/29	6,090	5,742,680
2.38%, 02/15/42	7,250	6,013,135
2.38%, 11/15/49	1,690	1,393,194
2.38%, 05/15/51	5,500	4,529,766
2.50%, 04/30/24	6,110	6,012,861
2.50%, 05/15/24	5,485	5,396,512

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.50%, 05/31/24	$6,500	$6,392,598
2.50%, 01/31/25	1,000	977,109
2.50%, 03/31/27	3,400	3,273,828
2.50%, 02/15/45	3,250	2,686,836
2.50%, 02/15/46	6,050	4,987,469
2.50%, 05/15/46	4,950	4,078,336
2.63%, 12/31/23	7,300	7,222,152
2.63%, 03/31/25	600	587,344
2.63%, 04/15/25	3,130	3,062,265
2.63%, 12/31/25	2,600	2,531,344
2.63%, 01/31/26	350	340,539
2.63%, 05/31/27	2,000	1,937,031
2.63%, 02/15/29	5,215	5,001,511
2.75%, 07/31/23	1,000	994,180
2.75%, 02/15/24	3,000	2,968,711
2.75%, 05/15/25	3,500	3,432,734
2.75%, 06/30/25	3,900	3,823,219
2.75%, 08/31/25	2,900	2,839,055
2.75%, 04/30/27	1,000	973,359
2.75%, 07/31/27	2,000	1,946,250
2.75%, 02/15/28	4,225	4,093,629
2.75%, 05/31/29	6,700	6,466,547
2.75%, 08/15/42	475	417,258
2.75%, 11/15/42	925	810,965
2.75%, 08/15/47	4,300	3,737,641
2.75%, 11/15/47	3,300	2,872,547
2.88%, 09/30/23	1,125	1,118,013
2.88%, 10/31/23	2,600	2,582,633
2.88%, 04/30/25	2,160	2,125,406
2.88%, 05/31/25	1,975	1,942,598
2.88%, 06/15/25	9,000	8,851,641
2.88%, 07/31/25	1,500	1,474,687
2.88%, 11/30/25	3,000	2,943,984
2.88%, 05/15/28	1,458	1,420,021
2.88%, 08/15/28	4,900	4,770,227
2.88%, 04/30/29	6,540	6,361,172
2.88%, 05/15/32	9,100	8,872,500
2.88%, 05/15/43	400	356,500
2.88%, 08/15/45	3,395	3,001,923
2.88%, 11/15/46	3,800	3,367,750
2.88%, 05/15/49	935	850,704
2.88%, 05/15/52	8,910	8,216,691
3.00%, 07/15/25	3,800	3,749,531
3.00%, 10/31/25	1,200	1,182,750
3.00%, 05/15/42	170	156,214
3.00%, 11/15/44	1,600	1,447,250
3.00%, 05/15/45	1,285	1,161,520
3.00%, 11/15/45	4,400	3,980,625
3.00%, 02/15/47	4,475	4,059,664
3.00%, 05/15/47	3,900	3,543,516
3.00%, 02/15/48	500	458,125
3.00%, 08/15/48	555	511,294
3.00%, 02/15/49	375	348,809
3.00%, 08/15/52	500	474,063
3.13%, 08/31/27	3,000	2,973,516
3.13%, 11/15/28	275	271,520
3.13%, 11/15/41	825	776,402
3.13%, 02/15/42	1,000	939,531
3.13%, 02/15/43	500	464,688
3.13%, 08/15/44	1,600	1,479,750

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.13%, 05/15/48	$750	$706,055
3.25%, 06/30/27	600	597,094
3.25%, 06/30/29	5,500	5,479,375
3.25%, 05/15/42	2,928	2,802,304
3.38%, 08/15/42	1,500	1,464,375
3.38%, 05/15/44	1,020	984,141
3.50%, 02/15/39	350	358,641
3.63%, 08/15/43	225	226,090
3.63%, 02/15/44	720	722,138
3.75%, 11/15/43	300	307,125
3.88%, 08/15/40	300	317,484
4.25%, 11/15/40	250	277,656
4.38%, 02/15/38	2,600	2,968,062
4.38%, 11/15/39	150	170,484
4.38%, 05/15/40	250	283,281
4.38%, 05/15/41	500	563,281
4.50%, 02/15/36	1,900	2,189,453
4.50%, 05/15/38	500	577,969
4.63%, 02/15/40	250	292,734
5.00%, 05/15/37	2,400	2,910,375
6.25%, 08/15/23	300	307,676
6.25%, 05/15/30	100	120,234
6.38%, 08/15/27	800	906,688

		866,434,151

Total U.S. Government & Agency Obligations — 69.8% (Cost: $1,648,531,283)		1,508,541,682

Total Long-Term Investments — 99.9% (Cost: $2,390,241,208)		2,158,951,432

Short-Term Securities

Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.42%(i)(j)	165,490	165,539,511
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(i)(j)(k)	13,595	13,594,607

Total Short-Term Securities — 8.3% (Cost: $179,067,563)		179,134,118

Total Investments Before TBA Sales Commitments — 108.2% (Cost: $2,569,308,771)		2,338,085,550

Security	Par (000)	Value

TBA Sales Commitments(g)

Mortgage-Backed Securities — (1.0)%
Government National Mortgage Association
2.50%, 09/21/52	(2,000)	$(1,822,266)
3.00%, 09/21/52	(3,503)	(3,287,757)
3.50%, 09/21/52	(1,699)	(1,638,141)
Uniform Mortgage-Backed Securities
2.00%, 09/19/37	(175)	(161,328)
2.00%, 09/14/52	(7,651)	(6,581,504)
2.50%, 09/19/37	(475)	(449,320)
2.50%, 09/14/52	(822)	(733,892)
3.00%, 09/19/37	(1,541)	(1,492,543)
3.00%, 09/14/52	(622)	(575,690)
4.00%, 09/14/52	(2,598)	(2,535,688)
4.50%, 09/14/52	(1,825)	(1,813,879)

Total TBA Sales Commitments — (1.0)% (Proceeds: $(21,449,095))		(21,092,008)

Total Investments, Net of TBA Sales Commitments — 107.2% (Cost: $2,547,859,676)		2,316,993,542

Liabilities in Excess of Other Assets — (7.2)%		(156,496,691)

Net Assets — 100.0%		$2,160,496,851

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional,
SL Agency Shares	$234,003,604	$—	$(68,461,155	)(a)	$(101,507)	$98,569	$165,539,511	165,490	$1,009,856		$—
BlackRock Cash Funds: Treasury, SL
Agency Shares	32,053,228	—	(18,458,621	)(a)	—	—	13,594,607	13,595	18,033	(b)	—

					$(101,507)	$98,569	$179,134,118		$1,027,889		$—

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$5,934,826	$—	$5,934,826
Collaterized Mortgage Obligations	—	21,711,521	—	21,711,521
Corporate Bonds & Notes	—	554,352,298	—	554,352,298
Foreign Government Obligations	—	68,270,621	—	68,270,621
Municipal Debt Obligations	—	140,484	—	140,484
U.S. Government & Agency Obligations	—	1,508,541,682	—	1,508,541,682
Money Market Funds	179,134,118	—	—	179,134,118

	179,134,118	2,158,951,432	—	2,338,085,550

Liabilities
TBA Sales Commitments	—	(21,092,008)	—	(21,092,008)

	$179,134,118	$2,137,859,424	$—	$2,316,993,542

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28 (Call 07/01/28)	$27	$26,259
4.75%, 03/30/30 (Call 12/30/29)	29	27,860
5.40%, 10/01/48 (Call 04/01/48)	373	359,143
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	37	31,043
4.20%, 06/01/30 (Call 03/01/30)(a)	37	35,179
WPP Finance 2010, 3.75%, 09/19/24	1,099	1,081,867

		1,561,351

Aerospace & Defense — 1.0%
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	379	301,525
2.90%, 12/15/29 (Call 09/15/29)	378	334,220
3.83%, 04/27/25 (Call 01/27/25)	1,017	998,613
4.40%, 06/15/28 (Call 03/15/28)	1,496	1,471,310
4.85%, 04/27/35 (Call 10/27/34)	418	413,134
5.05%, 04/27/45 (Call 10/27/44)	284	275,474
6.15%, 12/15/40	130	141,680
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	1,255	1,072,033
2.65%, 11/01/26 (Call 08/01/26)(a)	30	28,318
2.82%, 09/01/51 (Call 03/01/51)	61	42,389
3.03%, 03/15/52 (Call 09/15/51)	45	32,791
3.13%, 05/04/27 (Call 02/04/27)(a)	499	476,450
3.13%, 07/01/50 (Call 01/01/50)	274	204,012
3.75%, 11/01/46 (Call 05/01/46)	277	230,614
4.05%, 05/04/47 (Call 11/04/46)	212	185,502
4.13%, 11/16/28 (Call 08/16/28)	603	588,715
4.15%, 05/15/45 (Call 11/16/44)	235	206,692
4.35%, 04/15/47 (Call 10/15/46)	190	172,410
4.45%, 11/16/38 (Call 05/16/38)	179	169,191
4.50%, 06/01/42	464	439,645
4.63%, 11/16/48 (Call 05/16/48)	462	441,118
4.70%, 12/15/41	42	40,009
4.80%, 12/15/43 (Call 06/15/43)	22	21,195
4.88%, 10/15/40	184	181,222
5.40%, 05/01/35(a)	25	26,104
6.13%, 07/15/38	55	61,192
7.50%, 09/15/29	400	464,980
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	87	75,430
2.75%, 04/01/31 (Call 01/01/31)	1,446	1,203,029

		10,298,997

Agriculture — 0.9%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	534	508,496
2.70%, 09/15/51 (Call 03/15/51)	130	97,470
3.25%, 03/27/30 (Call 12/27/29)	340	319,848
3.75%, 09/15/47 (Call 03/15/47)(a)	239	214,593
4.02%, 04/16/43	98	88,950
4.50%, 03/15/49 (Call 09/15/48)	125	125,834
4.54%, 03/26/42	105	102,755
5.38%, 09/15/35	54	58,608
5.94%, 10/01/32	222	249,641
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)(a)	2,180	2,023,738
2.75%, 05/14/31 (Call 02/14/31)	1,610	1,349,518
3.25%, 08/15/26 (Call 05/15/26)(a)	1,798	1,728,166

Security	Par (000)	Value

Agriculture (continued)
3.75%, 09/25/27 (Call 06/25/27)	$1,967	$1,905,787

		8,773,404

Airlines — 0.1%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	130	109,223
3.00%, 11/15/26 (Call 08/15/26)	77	72,555
3.45%, 11/16/27 (Call 08/16/27)	144	135,835
5.13%, 06/15/27 (Call 04/15/27)(a)	477	486,760

		804,373

Apparel — 0.4%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	326	309,058
2.40%, 03/27/25 (Call 02/27/25)	123	119,091
2.75%, 03/27/27 (Call 01/27/27)	180	172,114
2.85%, 03/27/30 (Call 12/27/29)	324	297,364
3.25%, 03/27/40 (Call 09/27/39)	118	100,082
3.38%, 11/01/46 (Call 05/01/46)	141	118,214
3.38%, 03/27/50 (Call 09/27/49)	173	144,448
3.63%, 05/01/43 (Call 11/01/42)	194	170,978
3.88%, 11/01/45 (Call 05/01/45)(a)	243	220,161
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	605	601,836
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	45	40,090
3.75%, 09/15/25 (Call 07/15/25)	133	131,772
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	5	4,780
4.25%, 04/01/25 (Call 01/01/25)(a)	302	301,701
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	240	229,022
2.80%, 04/23/27 (Call 02/23/27)(a)	333	311,242
2.95%, 04/23/30 (Call 01/23/30)	393	341,674

		3,613,627

Auto Manufacturers — 0.6%
American Honda Finance Corp.
2.30%, 09/09/26	352	328,451
2.35%, 01/08/27	335	310,669
3.50%, 02/15/28	353	339,837
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)(a)	421	343,128
2.60%, 09/01/50 (Call 03/01/50)	455	315,656
3.65%, 10/01/23 (Call 07/01/23)	79	78,984
4.88%, 10/01/43 (Call 04/01/43)	245	246,174
General Motors Co.
5.00%, 04/01/35	96	86,229
5.15%, 04/01/38 (Call 10/01/37)	165	145,134
5.20%, 04/01/45	158	134,161
5.40%, 10/15/29 (Call 08/15/29)	125	121,923
5.40%, 04/01/48 (Call 10/01/47)	111	97,673
5.60%, 10/15/32 (Call 07/15/32)	200	191,712
5.95%, 04/01/49 (Call 10/01/48)(a)	183	169,954
6.25%, 10/02/43	341	325,897
6.60%, 04/01/36 (Call 10/01/35)	598	604,991
6.75%, 04/01/46 (Call 10/01/45)(a)	148	148,334
General Motors Financial Co. Inc.
2.70%, 06/10/31 (Call 03/10/31)	5	3,958
3.10%, 01/12/32 (Call 10/12/31)	25	20,220
3.60%, 06/21/30 (Call 03/21/30)	75	64,855
5.65%, 01/17/29 (Call 10/17/28)	24	23,899

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	$483	$610,565
Toyota Motor Corp., 3.67%, 07/20/28	28	27,476
Toyota Motor Credit Corp.
1.80%, 02/13/25	101	96,065
2.00%, 10/07/24	40	38,576
2.15%, 02/13/30	90	78,060
3.00%, 04/01/25	135	131,961
3.05%, 01/11/28	182	173,690
3.20%, 01/11/27	108	104,532
3.38%, 04/01/30(a)	28	26,429
3.40%, 04/14/25	46	45,426
3.65%, 01/08/29(a)	23	22,271

		5,456,890

Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	350	218,561
4.35%, 03/15/29 (Call 12/15/28)	122	114,404
4.40%, 10/01/46 (Call 04/01/46)	226	177,505
5.40%, 03/15/49 (Call 09/15/48)	276	243,457
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	125	105,415
4.15%, 05/01/52 (Call 11/01/51)	203	150,443
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	156	153,041
4.38%, 03/15/45 (Call 09/15/44)	213	171,309
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	115	100,036
3.55%, 01/15/52 (Call 07/15/51)	62	40,423
3.80%, 09/15/27 (Call 06/15/27)	60	56,576
4.25%, 05/15/29 (Call 02/15/29)	55	50,436
5.25%, 05/15/49 (Call 11/15/48)	273	236,211
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	251	249,007
4.15%, 10/01/25 (Call 07/01/25)	75	74,694

		2,141,518

Banks — 22.7%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	1,317	1,303,988
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	9,145	8,830,778
1.13%, 09/18/25	5,690	5,156,335
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(b)	315	271,810
2.71%, 06/27/24	200	194,056
2.96%, 03/25/31	200	163,228
3.23%, 11/22/32 (Call 11/22/31)(b)	203	154,790
3.31%, 06/27/29	233	210,310
3.49%, 05/28/30	125	107,445
3.80%, 02/23/28	276	252,697
4.25%, 04/11/27	400	384,648
5.18%, 11/19/25	56	55,444
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(b)	20	15,804
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	90	84,173
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(b)	30	23,965
2.48%, 09/21/36 (Call 09/21/31)(b)	476	368,191

Security	Par (000)	Value

Banks (continued)
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(b)	$155	$130,121
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(b)	145	118,832
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	168	141,819
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(b)	424	304,233
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(b)	1,792	1,488,686
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(b)	180	122,189
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(b)	243	211,131
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(b)	75	63,288
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	490	342,162
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(b)	150	133,505
3.25%, 10/21/27 (Call 10/21/26)	173	163,262
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(b)	115	90,011
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	192	185,739
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(b)	123	114,148
3.50%, 04/19/26	188	183,259
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	117	111,502
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	73	68,712
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	232	220,342
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	343	328,230
3.85%, 03/08/37 (Call 03/08/32)(b)	410	354,617
3.88%, 08/01/25	118	117,756
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(b)	361	305,233
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(b)	262	247,181
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(b)	128	119,935
4.00%, 01/22/25	129	127,925
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(b)	245	213,892
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.150%)(b)	1,090	933,476
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(b)	512	462,479
4.25%, 10/22/26	288	283,654
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(b)	142	136,253
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(b)	558	500,258
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(b)	722	661,439
4.45%, 03/03/26	239	238,034
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(b)	850	812,948
4.83%, 07/22/26 (Call 07/22/25)(b)	400	400,604
4.88%, 04/01/44	328	315,342
4.95%, 07/22/28 (Call 07/22/27)(b)	420	419,538
5.00%, 01/21/44	521	506,094
5.02%, 07/22/33 (Call 07/22/32)(a)(b)	1,295	1,284,640
5.88%, 02/07/42	591	644,373
6.11%, 01/29/37	777	823,084
6.22%, 09/15/26	155	162,854

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.75%, 05/14/38	$262	$323,463
Series L, 3.95%, 04/21/25	59	58,375
Series L, 4.18%, 11/25/27 (Call 11/25/26)	294	286,935
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(b)	20	16,605
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(b)	445	344,541
Bank of America N.A., 6.00%, 10/15/36	274	294,873
Bank of Montreal
1.85%, 05/01/25	498	469,350
2.50%, 06/28/24	472	460,342
2.58%, 01/10/25, (SOFR + 0.465%)(b)	100	98,176
2.65%, 03/08/27	200	186,064
3.09%, 01/10/37 (Call 01/10/32)(b)	115	92,668
3.80%, 12/15/32 (Call 12/15/27)(b)	936	854,390
4.34%, 10/05/28 (Call 10/05/23)(b)	712	709,245
Series E, 3.30%, 02/05/24	848	840,334
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	1,660	1,563,122
2.10%, 10/24/24	311	301,116
2.20%, 08/16/23 (Call 06/16/23)	506	498,881
2.45%, 08/17/26 (Call 05/17/26)	1,431	1,346,800
2.80%, 05/04/26 (Call 02/04/26)	980	945,190
3.00%, 10/30/28 (Call 07/30/28)(a)	1,077	986,187
3.25%, 09/11/24 (Call 08/11/24)	356	353,323
3.25%, 05/16/27 (Call 02/16/27)	668	646,551
3.30%, 08/23/29 (Call 05/23/29)	431	401,455
3.40%, 05/15/24 (Call 04/15/24)	279	277,546
3.40%, 01/29/28 (Call 10/29/27)	486	464,533
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(b)	935	897,609
3.45%, 08/11/23	464	463,504
3.85%, 04/28/28(a)	783	768,452
3.85%, 04/26/29 (Call 02/26/29)	500	480,175
3.95%, 11/18/25 (Call 10/18/25)	235	234,631
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	274	273,975
Series G, 3.00%, 02/24/25 (Call 01/24/25)	312	305,985
Bank of Nova Scotia (The)
0.65%, 07/31/24	235	220,052
0.70%, 04/15/24	375	355,583
1.05%, 03/02/26	4,235	3,798,541
1.30%, 06/11/25(a)	2,465	2,279,262
1.35%, 06/24/26	465	417,226
1.45%, 01/10/25	100	93,971
1.95%, 02/02/27	250	225,050
2.15%, 08/01/31	1,890	1,547,626
2.20%, 02/03/25	2,963	2,823,443
2.45%, 02/02/32	125	103,944
2.70%, 08/03/26	261	245,815
2.95%, 03/11/27	500	469,785
3.40%, 02/11/24	3,032	3,008,078
3.45%, 04/11/25	2,000	1,956,120
4.50%, 12/16/25	1,727	1,722,044
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	170	164,167
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31)(b)	428	334,812
2.89%, 11/24/32 (Call 11/24/31)(b)	1,210	947,890
3.56%, 09/23/35 (Call 09/23/30)(b)	358	288,587
3.65%, 03/16/25	220	213,730

Security	Par (000)	Value

Banks (continued)
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(b)	$1,206	$1,179,432
4.34%, 01/10/28 (Call 01/10/27)	380	359,993
4.38%, 09/11/24	145	143,325
4.38%, 01/12/26(a)	310	303,661
4.84%, 05/09/28 (Call 05/07/27)	226	213,963
4.95%, 01/10/47	400	364,828
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(b)	407	388,832
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(b)	288	269,096
5.20%, 05/12/26	185	183,187
5.25%, 08/17/45	375	351,705
BNP Paribas SA, 4.25%, 10/15/24	490	488,339
BPCE SA
3.38%, 12/02/26	1,565	1,490,522
4.00%, 04/15/24(a)	1,323	1,316,226
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24),
(3 mo. LIBOR US + 2.470%)(a)(b)	7	6,802
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	567	540,634
3.10%, 04/02/24(a)	1,232	1,214,826
3.50%, 09/13/23	1,428	1,423,902
3.60%, 04/07/32 (Call 03/07/32)	105	95,858
3.95%, 08/04/25	500	494,165
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(b)	299	245,108
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(b)	55	45,979
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(b)	247	209,528
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(b)	103	89,703
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(a)(b)	100	84,721
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	343	329,273
3.20%, 10/21/26 (Call 07/21/26)	141	134,279
3.30%, 04/27/25	183	178,652
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(b)	242	237,129
3.40%, 05/01/26	139	134,270
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(b)	484	450,580
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(b)	511	479,323
3.70%, 01/12/26	182	177,783
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(b)	705	634,246
3.88%, 03/26/25	123	121,475
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(a)(b)	321	279,081
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(b)	371	355,756
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(b)	442	412,978
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(b)	176	167,445
4.13%, 07/25/28	217	206,933
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(b)	363	325,876
4.30%, 11/20/26	136	134,289
4.40%, 06/10/25	251	250,014
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	706	671,724
4.45%, 09/29/27	530	517,015
4.60%, 03/09/26	204	203,737

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.65%, 07/30/45	$306	$283,270
4.65%, 07/23/48 (Call 06/23/48)	660	621,496
4.75%, 05/18/46	313	281,860
4.91%, 05/24/33 (Call 05/24/32)(b)	125	122,716
5.30%, 05/06/44	243	236,434
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(b)	345	344,662
5.50%, 09/13/25	97	99,538
5.88%, 02/22/33(a)	47	48,453
5.88%, 01/30/42	190	201,905
6.00%, 10/31/33(a)	89	92,855
6.13%, 08/25/36	285	300,997
6.63%, 01/15/28(a)	299	325,070
6.63%, 06/15/32	124	134,616
6.68%, 09/13/43	249	281,161
8.13%, 07/15/39	423	554,756
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	112	109,682
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	257	215,695
2.85%, 07/27/26 (Call 04/27/26)	11	10,417
3.25%, 04/30/30 (Call 01/30/30)	304	266,906
4.30%, 12/03/25 (Call 11/03/25)	86	85,002
Comerica Bank
2.50%, 07/23/24	41	39,776
4.00%, 07/27/25	375	370,039
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	551	532,558
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	93	88,727
4.38%, 08/04/25	376	370,014
5.25%, 05/24/41	325	353,626
5.75%, 12/01/43	207	214,974
Cooperatieve Rabobank U.A./NY, 3.38%, 05/21/25	158	154,685
Credit Suisse AG/New York NY, 3.63%, 09/09/24	112	109,325
Credit Suisse Group AG
3.75%, 03/26/25	84	80,350
3.80%, 06/09/23	105	104,327
4.55%, 04/17/26	181	173,489
4.88%, 05/15/45	455	366,889
Deutsche Bank AG, 4.10%, 01/13/26	144	140,450
Deutsche Bank AG/London, 3.70%, 05/30/24	226	222,777
Deutsche Bank AG/New York NY
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(b)	1,020	868,275
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(b)	267	207,905
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(b)	637	522,964
3.70%, 05/30/24	503	494,650
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(b)	505	483,800
4.10%, 01/13/26	292	284,169
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	256	213,338
3.45%, 07/27/26 (Call 04/27/26)	180	170,550
4.25%, 03/13/26	49	47,867
4.65%, 09/13/28 (Call 06/13/28)	221	212,529
4.68%, 08/09/28 (Call 08/09/23)(b)	165	159,771
Fifth Third Bancorp., 8.25%, 03/01/38	452	583,365
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	137	139,023
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	327	279,716
4.63%, 02/13/47 (Call 08/13/46)	105	92,929
Goldman Sachs Capital I, 6.35%, 02/15/34	284	297,456

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(b)	$19	$15,002
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(b)	394	317,970
2.60%, 02/07/30 (Call 11/07/29)	258	220,894
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	1,044	859,964
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(b)	319	262,237
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(b)	250	182,278
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(b)	594	505,488
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(b)	25	19,246
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(b)	93	90,591
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(b)	210	165,614
3.50%, 01/23/25 (Call 10/23/24)	84	82,359
3.50%, 04/01/25 (Call 03/01/25)	215	210,244
3.50%, 11/16/26 (Call 11/16/25)	710	681,905
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(b)	324	306,086
3.75%, 02/25/26 (Call 11/25/25)	134	131,246
3.80%, 03/15/30 (Call 12/15/29)	244	226,025
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(b)	324	304,032
3.85%, 01/26/27 (Call 01/26/26)	142	137,621
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(b)	579	505,201
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(b)	602	575,428
4.25%, 10/21/25	316	312,391
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(b)	425	387,795
4.48%, 08/23/28	500	488,525
4.75%, 10/21/45 (Call 04/21/45)	482	451,769
4.80%, 07/08/44 (Call 01/08/44)	537	514,478
5.15%, 05/22/45	158	149,743
5.95%, 01/15/27	133	138,630
6.13%, 02/15/33	611	664,731
6.25%, 02/01/41	908	1,010,295
6.45%, 05/01/36	340	366,183
6.75%, 10/01/37	898	995,819
HSBC Bank USA N.A., 7.00%, 01/15/39	360	414,090
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	258	256,741
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(b)	1,371	1,194,566
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)(b)	211	174,712
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)	1,000	881,240
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(a)(b)	141	111,486
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	180	170,833
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(b)	935	742,857
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(b)	135	111,538
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(b)	340	270,344
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(b)	200	189,504
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(b)	265	259,933
3.90%, 05/25/26	160	155,560
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(b)	960	867,494
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(b)	371	348,937
4.25%, 03/14/24	317	315,862
4.25%, 08/18/25	95	93,341

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(b)	$355	$344,922
4.30%, 03/08/26	95	93,886
4.38%, 11/23/26	461	451,135
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(b)	776	732,373
4.76%, 06/09/28 (Call 06/09/27)(b)	155	149,319
4.95%, 03/31/30	476	463,415
5.25%, 03/14/44	399	366,777
6.10%, 01/14/42	409	447,217
6.50%, 05/02/36	526	551,653
6.50%, 09/15/37	491	512,550
6.80%, 06/01/38	227	244,658
7.63%, 05/17/32	612	694,308
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31)(b)	435	329,391
4.44%, 08/04/28 (Call 08/04/27)(b)	250	244,873
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(b)(c)	30	22,717
2.55%, 02/04/30 (Call 11/04/29)	844	721,485
2.63%, 08/06/24 (Call 07/06/24)	446	433,222
4.00%, 05/15/25 (Call 04/15/25)(a)	448	443,860
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(b)	260	230,662
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(b)	758	626,745
3.55%, 04/09/24	432	427,123
3.95%, 03/29/27	676	648,811
4.05%, 04/09/29	422	395,722
4.10%, 10/02/23	393	392,906
4.55%, 10/02/28	550	532,411
Intesa Sanpaolo SpA, 5.25%, 01/12/24	7,580	7,586,822
JPMorgan Chase & Co.
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	299	279,577
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	153	143,165
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(b)	206	174,272
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(b)	50	34,893
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(b)	60	49,436
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(b)	1,014	838,842
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(b)	591	511,847
2.95%, 10/01/26 (Call 07/01/26)	299	284,232
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(b)	675	573,628
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(b)	242	186,730
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(b)	584	423,336
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 2.460%)(b)	224	173,631
3.20%, 06/15/26 (Call 03/15/26)	370	356,099
3.30%, 04/01/26 (Call 01/01/26)	128	123,802
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	1,299	980,576
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(b)	108	100,060
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(b)	2	1,884
3.63%, 12/01/27 (Call 12/01/26)	258	246,571
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(b)	301	277,368
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(b)	338	324,341
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(b)	487	428,331
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(b)	429	358,215

Security	Par (000)	Value

Banks (continued)
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(b)	$195	$189,733
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(b)	740	619,617
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(b)	344	325,875
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(b)	415	356,029
4.13%, 12/15/26	152	150,260
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(b)	254	242,799
4.25%, 10/01/27	188	186,049
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(b)	546	480,933
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(b)	237	229,340
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(b)	162	157,252
4.59%, 04/26/33 (Call 04/26/32), (SOFR + 1.800%)(b)	195	188,440
4.85%, 07/25/28 (Call 07/25/27)(b)	200	199,778
4.85%, 02/01/44	365	362,441
4.91%, 07/25/33 (Call 07/25/32)(b)	135	133,828
4.95%, 06/01/45(a)	169	161,758
5.40%, 01/06/42	411	423,161
5.50%, 10/15/40	276	288,759
5.60%, 07/15/41	578	611,090
6.40%, 05/15/38	548	623,942
7.63%, 10/15/26(a)	109	122,325
7.75%, 07/15/25	63	68,800
8.00%, 04/29/27	541	621,907
8.75%, 09/01/30(a)	14	16,974
KeyBank N.A./Cleveland OH
3.30%, 06/01/25	108	105,207
3.40%, 05/20/26	440	420,314
3.90%, 04/13/29	180	164,833
KeyCorp
2.25%, 04/06/27	333	299,577
2.55%, 10/01/29	386	330,663
4.10%, 04/30/28	315	305,890
4.15%, 10/29/25(a)	87	86,135
Lloyds Bank PLC, 3.50%, 05/14/25(a)	200	193,952
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(b)	322	284,848
2.44%, 02/05/26 (Call 02/05/25)(b)	400	376,408
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(b)	365	337,402
3.75%, 01/11/27	345	329,109
3.87%, 07/09/25 (Call 07/09/24)(b)	230	225,559
3.90%, 03/12/24	180	179,147
4.05%, 08/16/23	86	85,912
4.34%, 01/09/48	213	172,159
4.38%, 03/22/28	571	550,404
4.45%, 05/08/25	490	486,021
4.55%, 08/16/28	160	154,926
4.58%, 12/10/25	661	647,516
4.65%, 03/24/26	425	415,497
5.30%, 12/01/45	162	147,205
M&T Bank Corp., 4.00%, 07/15/24 (Call 04/16/24)	15	14,932
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	205	194,235
2.31%, 07/20/32 (Call 07/20/31)(b)	70	56,575

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.56%, 02/25/30	$83	$71,016
2.80%, 07/18/24(a)	68	66,135
3.20%, 07/18/29	48	43,515
3.29%, 07/25/27(a)	177	166,739
3.68%, 02/22/27	105	101,193
3.74%, 03/07/29	122	114,972
3.75%, 07/18/39	386	334,002
3.78%, 03/02/25	126	124,445
3.85%, 03/01/26	15	14,648
3.96%, 03/02/28	108	104,023
4.05%, 09/11/28	10	9,603
4.15%, 03/07/39	253	230,339
4.29%, 07/26/38(a)	153	142,956
Mizuho Financial Group Inc.
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(b)	140	129,907
2.59%, 05/25/31 (Call 05/25/30),
(3 mo. LIBOR US + 1.070%)(b)	10	8,309
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(b)	302	260,771
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(b)	61	53,764
3.17%, 09/11/27	15	13,834
3.66%, 02/28/27	15	14,296
3.92%, 09/11/24 (Call 09/11/23),
(3 mo. LIBOR US + 1.000%)(b)	55	54,585
4.02%, 03/05/28(a)	50	47,665
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(b)	218	207,013
Morgan Stanley
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	90	80,267
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(b)	290	228,471
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(b)	540	426,589
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	173	162,468
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	1,095	883,074
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(b)	260	236,332
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(b)	552	426,911
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(b)	290	237,803
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	312	270,133
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	456	440,957
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(b)	455	309,013
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(b)	115	98,086
3.13%, 07/27/26	315	300,119
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(b)	658	621,560
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(b)	225	221,873
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	457	419,220
3.63%, 01/20/27	140	135,975
3.70%, 10/23/24	420	417,383
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(b)	321	302,225
3.88%, 01/27/26	563	555,428
3.95%, 04/23/27	310	300,464
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(b)	412	367,496
4.00%, 07/23/25	269	267,555
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(b)	120	116,825
4.30%, 01/27/45	865	773,146
4.35%, 09/08/26	524	517,990
4.38%, 01/22/47	755	687,292

Security	Par (000)	Value

Banks (continued)
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(b)	$324	$315,534
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(b)	381	355,324
4.68%, 07/17/26 (Call 07/17/25)(b)	215	215,211
4.89%, 07/20/33 (Call 07/20/32)(b)	115	114,506
5.00%, 11/24/25	322	327,091
5.30%, 04/20/37 (Call 04/20/32)(b)	190	182,470
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(b)	391	422,182
6.25%, 08/09/26	380	403,894
6.38%, 07/24/42(a)	709	811,578
7.25%, 04/01/32	437	516,713
Series F, 3.88%, 04/29/24	155	154,715
National Australia Bank Ltd./New York
2.50%, 07/12/26	791	743,319
3.38%, 01/14/26	475	462,507
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(b)	390	305,456
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(b)	783	751,680
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(b)	945	917,217
NatWest Group PLC
3.75%, 11/01/29 (Call 11/01/24)(b)	291	276,392
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(b)	605	597,776
4.45%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(b)	404	377,150
4.80%, 04/05/26	711	707,047
5.52%, 09/30/28 (Call 09/30/27)(b)	225	225,214
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	672	628,145
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(b)	1,343	1,251,663
3.65%, 08/03/28 (Call 05/03/28)(a)	474	461,586
3.95%, 10/30/25	2,366	2,356,631
PNC Bank NA
2.70%, 10/22/29	485	422,721
2.95%, 02/23/25 (Call 01/24/25)	15	14,595
3.10%, 10/25/27 (Call 09/25/27)	351	333,643
3.25%, 01/22/28 (Call 12/23/27)	1,921	1,821,896
3.30%, 10/30/24 (Call 09/30/24)	20	19,678
3.88%, 04/10/25 (Call 03/10/25)	2,644	2,612,166
4.05%, 07/26/28	397	383,442
2.50%, 08/27/24 (Call 07/27/24)	2,968	2,885,875
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	416	365,240
2.60%, 07/23/26 (Call 05/23/26)	716	677,236
3.15%, 05/19/27 (Call 04/19/27)(a)	207	198,186
3.45%, 04/23/29 (Call 01/23/29)	623	589,769
3.90%, 04/29/24 (Call 03/29/24)	146	146,019
Regions Bank/Birmingham AL, 6.45%, 06/26/37	160	178,322
Regions Financial Corp., 7.38%, 12/10/37	373	439,058
Royal Bank of Canada
2.25%, 11/01/24	567	545,460
2.55%, 07/16/24	397	386,269
3.97%, 07/26/24	285	284,342
4.24%, 08/03/27	300	295,806
4.65%, 01/27/26	147	147,882

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	$503	$468,167
3.50%, 06/07/24 (Call 05/07/24)	812	797,270
4.40%, 07/13/27 (Call 04/14/27)	862	830,046
4.50%, 07/17/25 (Call 04/17/25)	801	793,086
Santander UK Group Holdings PLC
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(b)	105	92,012
2.90%, 03/15/32 (Call 03/15/31), (SOFR + 1.475%)(b)	75	60,423
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(b)	161	147,310
4.80%, 11/15/24 (Call 11/15/23),
(3 mo. LIBOR US + 1.570%)(b)	452	449,677
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(b)	691	667,160
2.65%, 05/19/26(a)	1,838	1,768,597
3.30%, 12/16/24	1,101	1,091,498
3.55%, 08/18/25	1,882	1,865,476
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(b)	1,160	1,157,170
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(b)	498	486,969
4.16%, 08/04/33	125	120,794
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	30	29,222
Sumitomo Mitsui Financial Group Inc.
2.35%, 01/15/25	45	42,856
2.45%, 09/27/24	53	50,811
2.63%, 07/14/26	91	84,737
2.70%, 07/16/24	75	72,749
2.72%, 09/27/29	20	17,362
2.75%, 01/15/30	475	410,808
3.01%, 10/19/26	93	87,537
3.04%, 07/16/29	502	445,640
3.20%, 09/17/29	269	237,543
3.35%, 10/18/27	164	154,014
3.36%, 07/12/27	185	174,607
3.45%, 01/11/27	114	108,607
3.54%, 01/17/28	301	285,068
3.78%, 03/09/26	179	174,715
3.94%, 07/19/28	56	53,308
4.31%, 10/16/28	128	124,678
SVB Financial Group
3.13%, 06/05/30 (Call 03/05/30)	406	347,532
3.50%, 01/29/25	280	272,160
Svenska Handelsbanken AB, 3.90%, 11/20/23	71	71,067
Toronto-Dominion Bank (The)
1.45%, 01/10/25(a)	100	94,487
1.95%, 01/12/27	100	90,599
2.00%, 09/10/31	396	321,243
2.45%, 01/12/32	100	83,391
2.65%, 06/12/24	769	750,921
2.80%, 03/10/27	100	93,784
3.20%, 03/10/32	100	88,853
3.25%, 03/11/24	734	725,911
3.63%, 09/15/31 (Call 09/15/26)(b)	1,077	1,023,161
Truist Bank
2.15%, 12/06/24 (Call 11/05/24)	322	308,891
2.25%, 03/11/30 (Call 12/11/29)	142	118,588
2.64%, 09/17/29 (Call 09/17/24)(b)	43	40,734
3.20%, 04/01/24 (Call 03/01/24)	10	9,897
3.63%, 09/16/25 (Call 08/16/25)	134	131,173

Security	Par (000)	Value

Banks (continued)
3.80%, 10/30/26 (Call 09/30/26)	$45	$43,930
4.05%, 11/03/25 (Call 09/03/25)	143	142,763
Truist Financial Corp.
2.85%, 10/26/24 (Call 09/26/24)(a)	187	183,752
3.70%, 06/05/25 (Call 05/05/25)	204	201,793
3.88%, 03/19/29 (Call 02/16/29)(a)	129	122,038
4.00%, 05/01/25 (Call 03/01/25)	200	199,464
4.92%, 07/28/33 (Call 07/28/32)(b)	100	96,074
U.S. Bancorp.
3.00%, 07/30/29 (Call 04/30/29)	187	168,242
3.90%, 04/26/28 (Call 03/24/28)	163	160,188
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	52	48,675
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(b)	25	19,192
4.65%, 11/04/44	10	9,048
4.90%, 07/25/33 (Call 07/25/32)(b)	1,515	1,492,790
4.90%, 11/17/45	40	37,094
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(b)	3,500	3,455,760
5.61%, 01/15/44	30	30,339
Westpac Banking Corp.
2.35%, 02/19/25	170	163,499
2.65%, 01/16/30	231	205,867
2.67%, 11/15/35 (Call 11/15/30)(b)	397	313,872
2.70%, 08/19/26	391	369,847
2.85%, 05/13/26	617	589,229
2.89%, 02/04/30 (Call 02/04/25)(b)	267	251,049
3.02%, 11/18/36 (Call 11/18/31)(b)	315	250,979
3.35%, 03/08/27	558	538,437
3.40%, 01/25/28	420	401,579
4.11%, 07/24/34 (Call 07/24/29)(b)	336	302,978
4.32%, 11/23/31 (Call 11/23/26)(b)	265	252,137
Wintrust Financial Corp., 4.85%, 06/06/29	20	19,469
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	455	386,432

		223,784,520

Beverages — 4.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	841	827,140
4.70%, 02/01/36 (Call 08/01/35)	844	813,050
4.90%, 02/01/46 (Call 08/01/45)	1,311	1,244,847
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	230	192,149
4.63%, 02/01/44	321	293,850
4.70%, 02/01/36 (Call 08/01/35)(a)	497	480,420
4.90%, 02/01/46 (Call 08/01/45)	225	210,631
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	262	246,628
3.75%, 07/15/42	394	325,653
4.00%, 04/13/28 (Call 01/13/28)	601	593,602
4.35%, 06/01/40 (Call 12/01/39)	167	151,942
4.38%, 04/15/38 (Call 10/15/37)	226	209,638
4.44%, 10/06/48 (Call 04/06/48)	333	296,580
4.50%, 06/01/50 (Call 12/01/49)	346	313,895
4.60%, 04/15/48 (Call 10/15/47)	386	351,021
4.60%, 06/01/60 (Call 12/01/59)	156	139,110
4.75%, 01/23/29 (Call 10/23/28)	631	643,740
4.75%, 04/15/58 (Call 10/15/57)	348	317,867
4.90%, 01/23/31 (Call 10/23/30)	481	494,737
4.95%, 01/15/42	279	271,768
5.45%, 01/23/39 (Call 07/23/38)	334	342,704

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
5.55%, 01/23/49 (Call 07/23/48)	$539	$560,166
5.80%, 01/23/59 (Call 07/23/58)	429	458,013
5.88%, 06/15/35	65	69,111
8.00%, 11/15/39	109	139,174
8.20%, 01/15/39	259	335,628
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	202	199,776
4.00%, 04/15/38 (Call 10/15/37)	109	98,681
4.50%, 07/15/45 (Call 01/15/45)	174	162,525
Coca-Cola Co. (The)
1.65%, 06/01/30	758	639,896
1.75%, 09/06/24(a)	358	347,149
2.13%, 09/06/29	552	491,926
2.50%, 06/01/40	455	352,902
2.50%, 03/15/51	176	125,215
2.60%, 06/01/50	297	218,500
2.75%, 06/01/60	220	156,924
2.90%, 05/25/27	165	159,248
3.00%, 03/05/51	270	211,577
3.38%, 03/25/27	603	595,885
3.45%, 03/25/30	223	214,825
4.20%, 03/25/50	160	155,787
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	123	110,715
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	100	86,889
3.15%, 08/01/29 (Call 05/01/29)	30	26,977
3.50%, 05/09/27 (Call 02/09/27)	63	60,246
3.60%, 02/15/28 (Call 11/15/27)(a)	190	180,517
3.70%, 12/06/26 (Call 09/06/26)	160	154,981
3.75%, 05/01/50 (Call 11/01/49)	92	73,237
4.10%, 02/15/48 (Call 08/15/47)	30	25,168
4.50%, 05/09/47 (Call 11/09/46)(a)	117	103,915
4.65%, 11/15/28 (Call 08/15/28)	55	54,616
5.25%, 11/15/48 (Call 05/15/48)	145	141,820
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,626	1,507,139
2.00%, 04/29/30 (Call 01/29/30)	1,187	1,016,345
2.13%, 10/24/24 (Call 09/24/24)	3,731	3,599,631
2.13%, 04/29/32 (Call 01/29/32)	220	182,917
2.38%, 10/24/29 (Call 07/24/29)	1,725	1,529,989
3.50%, 09/18/23 (Call 08/18/23)	1,678	1,673,000
3.88%, 05/18/28 (Call 02/18/28)(a)	1,875	1,863,394
5.88%, 09/30/36	219	243,977
Diageo Investment Corp.
4.25%, 05/11/42	370	345,188
7.45%, 04/15/35(a)	460	581,063
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	579	447,515
4.38%, 05/10/43	120	105,218
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	240	224,410
3.13%, 12/15/23 (Call 10/15/23)	69	68,334
3.20%, 05/01/30 (Call 02/01/30)	325	291,814
3.35%, 03/15/51 (Call 09/15/50)	55	40,094
3.40%, 11/15/25 (Call 08/15/25)	348	339,905
3.43%, 06/15/27 (Call 03/15/27)	167	159,634
3.80%, 05/01/50 (Call 11/01/49)	129	100,479
4.05%, 04/15/32 (Call 01/15/32)	430	400,988
4.42%, 05/25/25 (Call 03/25/25)(a)	122	122,398

Security	Par (000)	Value

Beverages (continued)
4.42%, 12/15/46 (Call 06/15/46)	$268	$233,913
4.50%, 11/15/45 (Call 05/15/45)	111	98,123
4.50%, 04/15/52 (Call 10/15/51)	175	152,266
4.60%, 05/25/28 (Call 02/25/28)	5	5,018
5.09%, 05/25/48 (Call 11/25/47)	75	72,235
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,009	946,018
4.20%, 07/15/46 (Call 01/15/46)	680	557,722
5.00%, 05/01/42	389	358,705
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	409	345,200
2.25%, 03/19/25 (Call 02/19/25)	624	601,860
2.38%, 10/06/26 (Call 07/06/26)	690	654,803
2.63%, 03/19/27 (Call 01/19/27)	364	345,454
2.63%, 07/29/29 (Call 04/29/29)	683	625,724
2.63%, 10/21/41 (Call 04/21/41)	50	39,238
2.75%, 04/30/25 (Call 01/30/25)(a)	840	819,294
2.75%, 03/19/30 (Call 12/19/29)	488	446,764
2.75%, 10/21/51 (Call 04/21/51)	100	75,700
2.85%, 02/24/26 (Call 11/24/25)	369	359,369
2.88%, 10/15/49 (Call 04/15/49)	229	178,696
3.00%, 10/15/27 (Call 07/15/27)	1,221	1,179,816
3.38%, 07/29/49 (Call 01/29/49)	188	158,843
3.45%, 10/06/46 (Call 04/06/46)	221	192,544
3.50%, 07/17/25 (Call 04/17/25)	386	384,128
3.50%, 03/19/40 (Call 09/19/39)	115	102,435
3.60%, 03/01/24 (Call 12/01/23)	1,105	1,105,608
3.60%, 02/18/28 (Call 01/18/28)	95	93,226
3.63%, 03/19/50 (Call 09/19/49)	359	320,817
3.88%, 03/19/60 (Call 09/19/59)	60	56,824
3.90%, 07/18/32 (Call 04/18/32)	135	132,241
4.00%, 03/05/42	145	136,430
4.00%, 05/02/47 (Call 11/02/46)	15	14,117
4.20%, 07/18/52 (Call 01/18/52)	45	44,084
4.25%, 10/22/44 (Call 04/22/44)	95	90,132
4.45%, 04/14/46 (Call 10/14/45)	645	651,895
4.88%, 11/01/40	25	26,012
5.50%, 01/15/40	55	61,651
7.00%, 03/01/29	35	40,861

		42,024,159

Biotechnology — 1.5%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	280	266,644
2.20%, 02/21/27 (Call 12/21/26)	897	824,720
2.30%, 02/25/31 (Call 11/25/30)	299	253,256
2.45%, 02/21/30 (Call 11/21/29)	300	262,650
2.60%, 08/19/26 (Call 05/19/26)	414	392,000
2.77%, 09/01/53 (Call 03/01/53)	125	83,030
3.00%, 01/15/52 (Call 07/15/51)	395	278,368
3.13%, 05/01/25 (Call 02/01/25)(a)	602	589,924
3.15%, 02/21/40 (Call 08/21/39)	285	225,558
3.20%, 11/02/27 (Call 08/02/27)(a)	463	442,767
3.38%, 02/21/50 (Call 08/21/49)	300	227,607
3.63%, 05/22/24 (Call 02/22/24)	444	442,175
4.40%, 05/01/45 (Call 11/01/44)	451	405,995
4.40%, 02/22/62 (Call 08/22/61)	120	104,065
4.56%, 06/15/48 (Call 12/15/47)	417	385,258
4.66%, 06/15/51 (Call 12/15/50)	678	635,781
4.95%, 10/01/41	282	274,076
5.15%, 11/15/41 (Call 05/15/41)	310	306,813

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
5.65%, 06/15/42 (Call 12/15/41)(a)	$88	$92,782
5.75%, 03/15/40	55	58,066
6.38%, 06/01/37	25	28,787
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	454	450,622
5.25%, 06/23/45 (Call 12/23/44)	295	292,097
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	330	270,326
3.15%, 05/01/50 (Call 11/01/49)	358	243,669
3.25%, 02/15/51 (Call 08/15/50)	85	59,297
4.05%, 09/15/25 (Call 06/15/25)	415	413,083
5.20%, 09/15/45 (Call 03/15/45)	510	489,590
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	50	40,687
2.50%, 09/01/23 (Call 07/01/23)	70	69,108
2.80%, 10/01/50 (Call 04/01/50)	170	116,707
2.95%, 03/01/27 (Call 12/01/26)	952	902,210
3.50%, 02/01/25 (Call 11/01/24)	886	874,057
3.65%, 03/01/26 (Call 12/01/25)	552	542,119
3.70%, 04/01/24 (Call 01/01/24)	678	676,400
4.00%, 09/01/36 (Call 03/01/36)	180	164,212
4.15%, 03/01/47 (Call 09/01/46)	450	391,806
4.50%, 02/01/45 (Call 08/01/44)	576	523,837
4.60%, 09/01/35 (Call 03/01/35)	477	466,721
4.75%, 03/01/46 (Call 09/01/45)	509	486,579
4.80%, 04/01/44 (Call 10/01/43)	366	346,887
5.65%, 12/01/41 (Call 06/01/41)	387	408,869
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	70	56,956
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	160	107,602
Royalty Pharma PLC
3.35%, 09/02/51 (Call 03/02/51)	75	50,192
3.55%, 09/02/50 (Call 03/02/50)	174	119,929

		15,143,884

Building Materials — 1.0%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	442	376,717
2.72%, 02/15/30 (Call 11/15/29)	175	151,356
3.38%, 04/05/40 (Call 10/05/39)	333	262,874
3.58%, 04/05/50 (Call 10/05/49)	301	229,386
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	313	273,211
4.00%, 09/21/23 (Call 08/21/23)	416	415,035
4.00%, 06/15/25 (Call 03/15/25)	341	335,370
4.00%, 03/25/32 (Call 12/25/31)(a)	40	35,448
4.50%, 03/25/52 (Call 09/25/51)	75	57,090
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	1,018	1,007,260
3.90%, 02/14/26 (Call 11/14/25)	541	534,335
4.50%, 02/15/47 (Call 08/15/46)	143	124,659
4.63%, 07/02/44 (Call 01/02/44)	314	277,008
4.95%, 07/02/64 (Call 01/02/64)(d)	176	152,985
5.13%, 09/14/45 (Call 03/14/45)(a)	118	112,604
6.00%, 01/15/36	135	144,567
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	2,445	1,999,814
2.00%, 09/16/31 (Call 06/16/31)(a)	571	458,644
Lafarge SA, 7.13%, 07/15/36	55	61,676
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	141	138,799

Security	Par (000)	Value

Building Materials (continued)
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	$72	$50,533
3.45%, 06/01/27 (Call 03/01/27)	81	76,969
3.50%, 12/15/27 (Call 09/15/27)(a)	160	152,950
4.25%, 12/15/47 (Call 06/15/47)	121	101,457
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	86	72,529
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	20	13,353
3.50%, 11/15/27 (Call 08/15/27)	178	165,862
4.50%, 05/15/47 (Call 11/15/46)(a)	90	76,293
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	5	4,451
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	363	345,790
3.95%, 08/15/29 (Call 05/15/29)	139	130,331
4.20%, 12/01/24 (Call 09/01/24)	210	209,696
4.30%, 07/15/47 (Call 01/15/47)	267	217,907
4.40%, 01/30/48 (Call 07/30/47)	222	182,124
7.00%, 12/01/36	117	126,429
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	187	183,441
4.50%, 06/15/47 (Call 12/15/46)	67	59,324
4.70%, 03/01/48 (Call 09/01/47)	109	99,181

		9,417,458

Chemicals — 1.8%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	128	123,104
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	95	87,251
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	225	225,342
6.33%, 07/15/29 (Call 05/15/29)	10	9,940
6.38%, 07/15/32 (Call 04/15/32)	210	208,589
CF Industries Inc.
4.95%, 06/01/43	32	28,473
5.38%, 03/15/44	94	88,056
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)(a)	117	89,498
4.25%, 10/01/34 (Call 04/01/34)	146	135,282
4.38%, 11/15/42 (Call 05/15/42)	178	155,825
4.63%, 10/01/44 (Call 04/01/44)	63	56,318
4.80%, 11/30/28 (Call 08/30/28)	120	120,734
4.80%, 05/15/49 (Call 11/15/48)	247	224,656
5.25%, 11/15/41 (Call 05/15/41)	208	204,460
5.55%, 11/30/48 (Call 05/30/48)	118	119,281
7.38%, 11/01/29	553	636,387
9.40%, 05/15/39(a)	189	261,158
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	188	189,519
4.73%, 11/15/28 (Call 08/15/28)(a)	202	203,998
5.32%, 11/15/38 (Call 05/15/38)	385	383,645
5.42%, 11/15/48 (Call 05/15/48)	369	363,118
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	85	83,028
4.65%, 10/15/44 (Call 04/15/44)	220	192,082
4.80%, 09/01/42 (Call 03/01/42)	134	117,250
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	752	601,359
2.13%, 02/01/32 (Call 11/01/31)(a)	160	134,531
2.13%, 08/15/50 (Call 02/15/50)	55	35,179
2.70%, 11/01/26 (Call 08/01/26)	3,304	3,175,805
2.70%, 12/15/51 (Call 06/15/51)	170	120,601
2.75%, 08/18/55 (Call 02/18/55)	553	390,036

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.25%, 12/01/27 (Call 09/01/27)	$1,312	$1,271,813
3.95%, 12/01/47 (Call 06/01/47)	90	81,815
4.80%, 03/24/30 (Call 12/24/29)	740	762,526
5.50%, 12/08/41	180	194,348
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	92	87,148
3.45%, 10/01/29 (Call 07/01/29)	93	83,301
4.50%, 10/01/49 (Call 04/01/49)	121	101,928
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	286	241,401
4.45%, 09/26/28 (Call 06/26/28)	226	219,462
5.00%, 09/26/48 (Call 03/26/48)	43	39,801
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	169	164,472
3.20%, 01/30/26 (Call 10/30/25)	107	104,903
3.55%, 11/07/42 (Call 05/07/42)(a)	280	241,002
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	305	276,620
5.25%, 07/15/43	156	145,643
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	62	58,841
LYB International Finance III LLC
3.63%, 04/01/51 (Call 10/01/50)	219	162,463
3.80%, 10/01/60 (Call 04/01/60)	86	61,124
4.20%, 10/15/49 (Call 04/15/49)	282	226,655
4.20%, 05/01/50 (Call 11/01/49)	155	125,587
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	166	139,838
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	60	58,267
4.88%, 11/15/41 (Call 05/15/41)	15	13,202
5.45%, 11/15/33 (Call 05/15/33)	492	500,457
5.63%, 11/15/43 (Call 05/15/43)(a)	30	29,681
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)(a)	481	466,690
3.95%, 05/13/50 (Call 11/13/49)	20	17,048
4.00%, 12/15/26 (Call 09/15/26)	110	108,167
4.13%, 03/15/35 (Call 09/15/34)	72	65,576
4.20%, 04/01/29 (Call 01/01/29)	46	44,661
4.90%, 06/01/43 (Call 12/01/42)	192	183,992
5.00%, 04/01/49 (Call 10/01/48)	141	139,284
5.25%, 01/15/45 (Call 07/15/44)	207	202,415
5.63%, 12/01/40	87	89,694
5.88%, 12/01/36	68	72,679
6.13%, 01/15/41 (Call 07/15/40)	20	21,670
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)(a)	170	164,881
2.80%, 08/15/29 (Call 05/15/29)	92	82,817
3.75%, 03/15/28 (Call 12/15/27)	241	233,452
Rohm & Haas Co., 7.85%, 07/15/29	42	49,038
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	79	63,089
4.55%, 03/01/29 (Call 12/01/28)(a)	106	101,479
5.25%, 06/01/45 (Call 12/01/44)	90	82,796
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	215	181,294
2.95%, 08/15/29 (Call 05/15/29)	107	96,100
3.30%, 05/15/50 (Call 11/15/49)	91	66,744
3.45%, 08/01/25 (Call 05/01/25)	133	130,141
3.45%, 06/01/27 (Call 03/01/27)	128	122,520

Security	Par (000)	Value

Chemicals (continued)
3.80%, 08/15/49 (Call 02/15/49)	$26	$20,709
3.95%, 01/15/26 (Call 10/15/25)(a)	119	117,702
4.00%, 12/15/42 (Call 06/15/42)	65	52,887
4.50%, 06/01/47 (Call 12/01/46)	268	239,099
4.55%, 08/01/45 (Call 02/01/45)	232	202,910
Westlake Corp., 4.38%, 11/15/47 (Call 05/15/47)	13	11,097

		17,587,434

Commercial Services — 1.5%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	4,816	3,938,958
1.70%, 05/15/28 (Call 03/15/28)	1,093	978,596
3.38%, 09/15/25 (Call 06/15/25)	1,604	1,588,489
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	79	71,711
5.25%, 10/01/25 (Call 07/01/25)	130	131,382
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	59	58,170
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)(a)	11	8,401
5.95%, 08/15/52	200	193,926
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	900	761,094
2.65%, 07/15/31 (Call 04/15/31)	355	271,515
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	125	76,319
3.10%, 11/29/61 (Call 05/29/61)	75	51,590
3.25%, 01/15/28 (Call 10/15/27)	342	322,369
3.25%, 05/20/50 (Call 11/20/49)	89	66,329
3.75%, 02/25/52 (Call 08/25/51)	40	32,680
4.25%, 02/01/29 (Call 11/01/28)	623	615,231
4.88%, 12/17/48 (Call 06/17/48)	253	245,676
5.25%, 07/15/44	100	100,985
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	300	258,033
2.85%, 10/01/29 (Call 07/01/29)	318	287,971
3.25%, 06/01/50 (Call 12/01/49)(a)	235	177,582
4.40%, 06/01/32 (Call 03/01/32)	50	49,246
5.05%, 06/01/52 (Call 12/01/51)(a)	105	102,914
5.25%, 06/01/62 (Call 12/01/61)	80	79,198
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	360	283,889
2.90%, 10/01/30 (Call 07/01/30)	474	402,388
3.05%, 10/01/41 (Call 04/01/41)	127	88,431
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,481	1,325,302
4.00%, 03/18/29 (Call 12/18/28)	1,882	1,813,326
4.75%, 05/20/32 (Call 02/20/32)	75	75,329
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	210	127,250
2.50%, 12/01/29 (Call 09/01/29)	171	151,306
3.25%, 12/01/49 (Call 06/01/49)	225	176,400
3.90%, 03/01/62 (Call 09/01/61)(a)(c)	30	25,815
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	97	75,233
5.50%, 06/15/45 (Call 12/15/44)	7	7,055

		15,020,089

Computers — 1.9%
Apple Inc.
2.65%, 05/11/50 (Call 11/11/49)	316	231,170
2.65%, 02/08/51 (Call 08/08/50)	80	58,493

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.70%, 08/05/51 (Call 02/05/51)	$297	$219,156
2.80%, 02/08/61 (Call 08/08/60)	214	150,412
2.85%, 08/05/61 (Call 02/05/61)	167	118,513
2.95%, 09/11/49 (Call 03/11/49)(a)	176	137,078
3.25%, 08/08/29	300	286,833
3.35%, 08/08/32(a)	300	283,641
3.45%, 02/09/45	318	275,766
3.75%, 09/12/47 (Call 03/12/47)	89	79,754
3.75%, 11/13/47 (Call 05/13/47)	302	271,057
3.85%, 05/04/43	366	335,933
3.85%, 08/04/46 (Call 02/04/46)	578	525,957
3.95%, 08/08/52	100	92,265
4.10%, 08/08/62	100	91,860
4.25%, 02/09/47 (Call 08/09/46)	117	114,220
4.38%, 05/13/45	438	429,818
4.45%, 05/06/44	178	177,749
4.65%, 02/23/46 (Call 08/23/45)(a)	770	788,187
Dell Inc., 6.50%, 04/15/38	80	80,563
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(c)	325	212,053
8.10%, 07/15/36 (Call 01/15/36)	130	151,029
8.35%, 07/15/46 (Call 01/15/46)	425	516,855
Hewlett Packard Enterprise Co.
4.45%, 10/02/23 (Call 09/02/23)	290	291,212
4.90%, 10/15/25 (Call 07/15/25)	1,548	1,572,118
6.20%, 10/15/35 (Call 04/15/35)	478	508,707
6.35%, 10/15/45 (Call 04/15/45)	494	495,704
HP Inc.
4.20%, 04/15/32 (Call 01/15/32)	75	66,226
5.50%, 01/15/33 (Call 10/15/32)	95	91,360
6.00%, 09/15/41(a)	470	456,299
International Business Machines Corp.
2.95%, 05/15/50 (Call 11/15/49)	345	243,736
3.00%, 05/15/24	357	352,384
3.30%, 05/15/26	516	500,334
3.30%, 01/27/27	725	701,829
3.45%, 02/19/26	460	450,864
3.50%, 05/15/29	1,307	1,233,913
3.63%, 02/12/24	1,347	1,343,754
4.00%, 06/20/42	325	280,566
4.15%, 07/27/27 (Call 06/27/27)	200	198,764
4.15%, 05/15/39	385	347,559
4.25%, 05/15/49	620	549,599
4.40%, 07/27/32 (Call 04/27/32)(a)	200	196,696
4.70%, 02/19/46	215	203,136
5.60%, 11/30/39(a)	181	190,729
5.88%, 11/29/32	127	139,005
6.22%, 08/01/27	385	419,608
6.50%, 01/15/28	67	73,352
7.00%, 10/30/25	268	290,799
7.13%, 12/01/96(a)	20	25,906
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)(c)	142	86,406
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	180	141,336
4.38%, 05/15/30 (Call 02/15/30)	1,171	1,084,077
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	30	24,646
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	10	8,154
3.10%, 02/01/32 (Call 11/01/31)	100	75,382

Security	Par (000)	Value

Computers (continued)
4.75%, 02/15/26 (Call 11/15/25)	$270	$260,102

		18,532,624

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.10%, 08/15/25	45	44,248
3.10%, 08/15/27	35	34,049
3.25%, 03/15/24(a)	307	305,456
3.25%, 08/15/32	80	75,662
3.70%, 08/01/47 (Call 02/01/47)	452	404,621
4.00%, 08/15/45	237	218,647
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)	18	16,004
2.60%, 04/15/30 (Call 01/15/30)	51	45,772
3.13%, 12/01/49 (Call 06/01/49)	138	108,767
4.15%, 03/15/47 (Call 09/15/46)	168	155,168
4.38%, 06/15/45 (Call 12/15/44)(a)	114	105,616
6.00%, 05/15/37	74	83,906
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 03/24/52 (Call 09/24/51)(c)	10	8,114
Procter & Gamble Co. (The)
2.45%, 11/03/26(a)	464	444,090
2.70%, 02/02/26	101	98,825
2.80%, 03/25/27	457	439,657
2.85%, 08/11/27	467	448,301
3.00%, 03/25/30	111	104,713
3.60%, 03/25/50	160	147,106
5.55%, 03/05/37(a)	40	45,592
5.80%, 08/15/34	35	40,130
Unilever Capital Corp.
2.00%, 07/28/26	132	123,240
2.13%, 09/06/29 (Call 06/06/29)	232	203,237
2.60%, 05/05/24 (Call 03/05/24)(a)	116	113,838
2.90%, 05/05/27 (Call 02/05/27)	102	97,514
3.10%, 07/30/25	330	323,308
3.25%, 03/07/24 (Call 02/07/24)	119	118,290
3.38%, 03/22/25 (Call 01/22/25)(a)	115	113,390
3.50%, 03/22/28 (Call 12/22/27)	51	49,709
5.90%, 11/15/32(a)	27	30,587
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	155	110,761

		4,658,318

Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	550	522,660
3.75%, 05/15/46 (Call 11/15/45)	178	151,305
4.20%, 05/15/47 (Call 11/15/46)	83	75,579
4.60%, 06/15/45 (Call 12/15/44)	349	337,420

		1,086,964

Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	75	66,099
2.88%, 08/14/24 (Call 07/14/24)(a)	315	301,414
3.00%, 10/29/28 (Call 08/29/28)	45	38,568
3.30%, 01/30/32 (Call 10/30/31)	820	659,534
3.40%, 10/29/33 (Call 07/29/33)	445	351,514
3.50%, 01/15/25 (Call 11/15/24)	184	176,714
3.65%, 07/21/27 (Call 04/21/27)	485	441,360
3.85%, 10/29/41 (Call 04/29/41)	150	111,200
3.88%, 01/23/28 (Call 10/23/27)	82	74,516
4.45%, 10/01/25 (Call 08/01/25)	175	169,706

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.45%, 04/03/26 (Call 02/03/26)	$207	$200,142
4.63%, 10/15/27 (Call 08/15/27)	969	921,131
4.88%, 01/16/24 (Call 12/16/23)	102	101,483
6.50%, 07/15/25 (Call 06/15/25)	1,637	1,676,714
Affiliated Managers Group Inc.
3.50%, 08/01/25	116	113,782
4.25%, 02/15/24	24	24,000
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)(a)	179	150,260
3.25%, 03/01/25 (Call 01/01/25)	159	152,425
3.25%, 10/01/29 (Call 07/01/29)(a)	182	156,083
3.63%, 04/01/27 (Call 01/01/27)	289	267,750
3.63%, 12/01/27 (Call 09/01/27)	271	246,404
3.75%, 06/01/26 (Call 04/01/26)	209	197,605
4.63%, 10/01/28 (Call 07/01/28)	301	283,572
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	557	513,086
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	190	188,197
4.63%, 03/30/25	99	98,748
5.13%, 09/30/24	439	445,269
5.80%, 05/01/25 (Call 04/01/25)(a)	107	109,535
8.00%, 11/01/31	693	767,776
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)	933	907,716
3.00%, 10/30/24 (Call 09/29/24)	966	946,757
3.13%, 05/20/26 (Call 04/20/26)	617	595,535
3.40%, 02/22/24 (Call 01/22/24)	620	615,034
3.63%, 12/05/24 (Call 11/04/24)	291	289,356
3.95%, 08/01/25 (Call 07/01/25)	500	494,785
4.05%, 12/03/42(a)	490	445,199
4.20%, 11/06/25 (Call 10/06/25)	902	903,488
4.42%, 08/03/33 (Call 08/03/32)(b)	500	482,695
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	365	351,192
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	88	83,728
3.00%, 04/02/25 (Call 03/02/25)	40	38,956
3.70%, 10/15/24	160	158,754
Brookfield Finance I UK PLC, 2.34%, 01/30/32
(Call 10/30/31)	10	8,005
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	98	70,410
3.63%, 02/15/52 (Call 08/15/51)	80	58,934
3.90%, 01/25/28 (Call 10/25/27)	236	222,354
4.00%, 04/01/24 (Call 02/01/24)	469	467,035
4.25%, 06/02/26 (Call 03/02/26)	312	307,607
4.35%, 04/15/30 (Call 01/15/30)	189	178,458
4.70%, 09/20/47 (Call 03/20/47)	293	252,923
4.85%, 03/29/29 (Call 12/29/28)	342	335,382
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	176	124,694
Capital One Financial Corp., 5.27%, 05/10/33
(Call 05/10/32)(b)	350	341,729
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	107	104,558
Charles Schwab Corp. (The)
3.20%, 01/25/28 (Call 10/25/27)	169	161,243
3.25%, 05/22/29 (Call 02/22/29)	7	6,561
4.00%, 02/01/29 (Call 11/01/28)(a)	55	54,096
4.63%, 03/22/30 (Call 12/22/29)(a)	50	50,671

Security	Par (000)	Value

Diversified Financial Services (continued)
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	$200	$151,732
4.10%, 06/15/51 (Call 12/15/50)(a)	219	143,303
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	164	160,838
3.75%, 06/15/28 (Call 03/15/28)	244	239,718
4.15%, 06/15/48 (Call 12/15/47)	78	74,248
5.30%, 09/15/43 (Call 03/15/43)	175	190,391
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	263	287,136
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)(a)	269	259,028
4.50%, 01/30/26 (Call 11/30/25)	405	398,706
Franklin Resources Inc.
2.85%, 03/30/25	151	146,174
2.95%, 08/12/51 (Call 02/12/51)	5	3,464
Intercontinental Exchange Inc.
2.65%, 09/15/40 (Call 03/15/40)	137	101,559
3.00%, 06/15/50 (Call 12/15/49)	337	245,757
3.00%, 09/15/60 (Call 03/15/60)	380	257,743
3.10%, 09/15/27 (Call 06/15/27)	197	186,591
3.75%, 12/01/25 (Call 09/01/25)(a)	252	249,586
3.75%, 09/21/28 (Call 06/21/28)	85	82,243
4.25%, 09/21/48 (Call 03/21/48)	240	215,182
4.60%, 03/15/33 (Call 12/15/32)	30	29,705
4.95%, 06/15/52 (Call 12/15/51)	280	275,318
5.20%, 06/15/62 (Call 12/15/61)	300	295,164
Invesco Finance PLC
3.75%, 01/15/26	110	107,390
4.00%, 01/30/24	95	94,516
5.38%, 11/30/43	161	158,635
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25
(Call 05/01/25)	707	709,029
Jefferies Group LLC
6.25%, 01/15/36	53	53,482
6.50%, 01/20/43(a)	65	65,742
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	123	110,807
Legg Mason Inc.
4.75%, 03/15/26	473	478,217
5.63%, 01/15/44	261	269,417
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	139	129,809
2.95%, 03/15/51 (Call 09/15/50)	45	34,588
3.35%, 03/26/30 (Call 12/26/29)	325	309,094
3.65%, 06/01/49 (Call 12/01/48)	170	148,781
3.80%, 11/21/46 (Call 05/21/46)	206	186,360
3.85%, 03/26/50 (Call 09/26/49)(a)	221	199,782
3.95%, 02/26/48 (Call 08/26/47)	233	213,936
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	271	261,222
4.50%, 06/20/28 (Call 03/20/28)	311	307,912
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	193	143,528
3.85%, 06/30/26 (Call 03/30/26)	265	260,964
3.95%, 03/07/52 (Call 09/07/51)	79	66,042
Nomura Holdings Inc.
2.17%, 07/14/28	195	163,400
2.33%, 01/22/27	200	178,292
2.61%, 07/14/31	130	104,046
2.65%, 01/16/25	212	201,835

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.68%, 07/16/30	$321	$262,305
2.71%, 01/22/29	246	210,502
3.00%, 01/22/32	206	169,186
3.10%, 01/16/30	631	538,842
5.10%, 07/03/25	200	201,478
5.39%, 07/06/27(a)	200	201,282
5.61%, 07/06/29	200	200,304
ORIX Corp.
3.25%, 12/04/24	2	1,957
3.70%, 07/18/27	106	102,063
4.05%, 01/16/24(a)	137	136,649
Radian Group Inc., 6.63%, 03/15/25 (Call 09/15/24)	500	500,930
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	112	90,470
4.65%, 04/01/30 (Call 01/01/30)	214	210,154
4.95%, 07/15/46	160	156,030
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	262	202,102
3.70%, 08/04/26 (Call 05/04/26)(a)	495	463,726
3.95%, 12/01/27 (Call 09/01/27)	342	311,070
4.50%, 07/23/25 (Call 04/23/25)	430	420,411
5.15%, 03/19/29 (Call 12/19/28)	466	443,506
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)	296	193,380
2.05%, 04/15/30 (Call 01/15/30)	166	145,549
3.65%, 09/15/47 (Call 03/15/47)	198	175,357
4.15%, 12/14/35 (Call 06/14/35)	498	493,583
4.30%, 12/14/45 (Call 06/14/45)	638	615,715
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	596	572,094
6.20%, 11/17/36	228	225,642

		34,257,141

Electric — 7.9%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	15	11,582
5.25%, 05/15/52 (Call 11/15/51)	467	471,030
Series G, 4.15%, 05/01/49 (Call 11/01/48)	40	33,560
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,571	2,499,758
3.20%, 04/15/25 (Call 03/15/25)	2,251	2,179,441
3.80%, 06/01/29 (Call 03/01/29)	4,502	4,207,929
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	260	230,402
4.35%, 06/01/48 (Call 12/01/47)	329	299,439
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)(a)	514	481,757
3.20%, 09/15/49 (Call 03/15/49)	343	267,142
3.50%, 08/15/46 (Call 02/15/46)	236	192,548
3.75%, 08/15/47 (Call 02/15/47)	189	160,304
4.25%, 09/15/48 (Call 03/15/48)	30	27,411
6.35%, 10/01/36	235	266,690
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	274	233,078
3.95%, 03/01/48 (Call 09/01/47)	283	251,369
4.50%, 04/01/44 (Call 10/01/43)	202	192,114
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	152	145,348
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	162	150,916
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	223	165,622
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	142	115,038
Series K2, 6.95%, 03/15/33	25	29,775

Security	Par (000)	Value

Electric (continued)
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	$117	$109,383
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	35	36,554
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	587	512,445
2.55%, 06/15/26 (Call 03/15/26)(a)	499	473,556
3.00%, 03/01/50 (Call 09/01/49)	110	82,623
3.65%, 06/15/46 (Call 12/15/45)	226	189,325
3.70%, 08/15/28 (Call 05/15/28)	396	384,302
3.70%, 03/01/45 (Call 09/01/44)	169	140,698
3.80%, 10/01/42 (Call 04/01/42)	90	77,881
4.00%, 03/01/48 (Call 09/01/47)	107	95,965
4.00%, 03/01/49 (Call 09/01/48)	282	250,512
4.35%, 11/15/45 (Call 05/15/45)	84	77,811
4.60%, 08/15/43 (Call 02/15/43)	15	14,287
4.70%, 01/15/44 (Call 07/15/43)	108	104,934
5.90%, 03/15/36	318	352,894
6.45%, 01/15/38	159	182,222
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	86	81,626
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	306	262,312
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	286	222,425
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	275	251,411
4.30%, 04/15/44 (Call 10/15/43)	210	195,136
Series A, 2.05%, 07/01/31 (Call 04/01/31)	305	257,246
Series A, 3.20%, 03/15/27 (Call 12/15/26)	108	104,223
Series A, 4.15%, 06/01/45 (Call 12/01/44)	279	251,332
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	64	50,154
3.80%, 05/15/28 (Call 02/15/28)	159	154,828
3.85%, 06/15/46 (Call 12/15/45)	255	214,208
3.95%, 03/01/43 (Call 09/01/42)	220	189,193
4.45%, 03/15/44 (Call 09/15/43)	191	177,055
4.50%, 12/01/45 (Call 06/01/45)	248	227,895
4.50%, 05/15/58 (Call 11/15/57)	139	125,012
4.63%, 12/01/54 (Call 06/01/54)	116	107,981
5.70%, 06/15/40	165	172,796
Series 05-A, 5.30%, 03/01/35	80	81,731
Series 06-A, 5.85%, 03/15/36(a)	64	68,094
Series 06-B, 6.20%, 06/15/36	35	38,444
Series 07-A, 6.30%, 08/15/37	93	103,301
Series 08-B, 6.75%, 04/01/38	98	112,154
Series 09-C, 5.50%, 12/01/39	252	256,387
Series 12-A, 4.20%, 03/15/42	159	140,963
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	208	174,154
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	463	432,308
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	266	230,029
Series A, 4.13%, 05/15/49 (Call 11/15/48)	208	181,678
Series B, 3.13%, 11/15/27 (Call 08/15/27)	361	343,076
Series C, 4.00%, 11/15/57 (Call 05/15/57)	105	86,091
Series C, 4.30%, 12/01/56 (Call 06/01/56)	180	156,584
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	129	126,870
Series E, 4.65%, 12/01/48 (Call 06/01/48)	208	195,098
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	15	14,853
6.25%, 10/01/39	100	105,011
Delmarva Power & Light Co., 4.15%, 05/15/45
(Call 11/15/44)	134	117,367
Edison International
3.55%, 11/15/24 (Call 10/15/24)	156	152,577
4.13%, 03/15/28 (Call 12/15/27)	353	332,039

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.95%, 04/15/25 (Call 03/15/25)	$152	$152,093
5.75%, 06/15/27 (Call 04/15/27)	362	367,028
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	10	9,375
6.00%, 05/15/35	130	133,336
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	745	731,456
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)(a)	387	304,728
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	507	364,269
4.20%, 09/01/48 (Call 03/01/48)	145	129,775
4.20%, 04/01/50 (Call 10/01/49)	470	419,621
4.95%, 01/15/45 (Call 01/15/25)	150	143,043
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 03/01/51)	295	237,378
3.85%, 06/01/49 (Call 12/01/48)	275	229,372
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	740	628,008
2.90%, 03/01/27 (Call 02/01/27)	200	187,656
3.38%, 03/01/32 (Call 12/01/31)	200	179,942
3.45%, 01/15/50 (Call 07/15/49)(a)	543	425,614
4.20%, 06/27/24	100	100,007
4.60%, 07/01/27 (Call 06/01/27)	85	85,186
Series H, 3.15%, 01/15/25 (Call 10/15/24)	980	951,247
Series L, 2.90%, 10/01/24 (Call 08/01/24)	832	809,320
Series M, 3.30%, 01/15/28 (Call 10/15/27)	438	412,806
Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	497	494,808
Series O, 4.25%, 04/01/29 (Call 01/01/29)	627	611,012
Series R, 1.65%, 08/15/30 (Call 05/15/30)	1,947	1,558,281
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	626	606,425
3.95%, 06/15/25 (Call 03/15/25)	955	947,494
4.05%, 04/15/30 (Call 01/15/30)	983	944,712
4.10%, 03/15/52 (Call 09/15/51)(a)(c)	337	291,225
4.45%, 04/15/46 (Call 10/15/45)	491	440,010
4.70%, 04/15/50 (Call 10/15/49)	491	458,417
4.95%, 06/15/35 (Call 12/15/34)	193	188,463
5.10%, 06/15/45 (Call 12/15/44)	215	213,422
5.63%, 06/15/35	255	268,094
Exelon Generation Co. LLC, 5.75%, 10/01/41
(Call 04/01/41)	2	1,982
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	580	567,240
3.13%, 12/01/25 (Call 06/01/25)	537	529,487
3.15%, 10/01/49 (Call 04/01/49)	281	224,575
3.70%, 12/01/47 (Call 06/01/47)	331	288,645
3.80%, 12/15/42 (Call 06/15/42)	162	144,661
3.95%, 03/01/48 (Call 09/01/47)	298	271,284
3.99%, 03/01/49 (Call 09/01/48)	245	223,925
4.05%, 06/01/42 (Call 12/01/41)	246	227,176
4.05%, 10/01/44 (Call 04/01/44)	380	346,366
4.13%, 02/01/42 (Call 08/01/41)	254	235,580
4.13%, 06/01/48 (Call 12/01/47)	301	281,146
4.95%, 06/01/35	301	309,524
5.25%, 02/01/41 (Call 08/01/40)	25	26,163
5.63%, 04/01/34	216	235,375
5.65%, 02/01/37	112	120,876
5.69%, 03/01/40	205	223,643
5.95%, 02/01/38	256	285,435
5.96%, 04/01/39	204	229,633

Security	Par (000)	Value

Electric (continued)
Iberdrola International BV
5.81%, 03/15/25	$184	$191,743
6.75%, 07/15/36	1,026	1,145,765
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	507	483,181
3.35%, 11/15/27 (Call 08/15/27)	424	401,676
3.65%, 06/15/24 (Call 03/15/24)	359	353,841
5.30%, 07/01/43 (Call 01/01/43)	364	354,121
National Grid USA, 5.80%, 04/01/35	375	394,114
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	141	122,956
3.70%, 03/15/29 (Call 12/15/28)	180	171,130
3.90%, 11/01/28 (Call 08/01/28)(a)	252	244,475
4.02%, 11/01/32 (Call 05/01/32)	171	161,142
4.15%, 12/15/32	100	97,165
4.30%, 03/15/49 (Call 09/15/48)	221	200,843
4.40%, 11/01/48 (Call 05/01/48)	115	105,591
Series C, 8.00%, 03/01/32	283	348,065
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	2,438	2,058,525
2.75%, 11/01/29 (Call 08/01/29)	2,266	2,017,714
3.50%, 04/01/29 (Call 01/01/29)	1,220	1,141,591
3.55%, 05/01/27 (Call 02/01/27)	1,713	1,647,889
4.80%, 12/01/77 (Call 12/01/27)
(3 mo. LIBOR US + 2.409%)(b)	161	134,470
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	217	180,945
3.10%, 06/01/51 (Call 12/01/50)	395	298,596
3.20%, 05/15/27 (Call 02/15/27)	1,475	1,422,623
3.25%, 05/15/29 (Call 02/15/29)	108	101,845
3.95%, 04/01/30 (Call 01/01/30)	878	858,921
4.40%, 03/01/44 (Call 09/01/43)	451	418,573
4.55%, 06/01/52 (Call 12/01/51)	135	131,826
5.50%, 03/15/40	200	211,250
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	12	9,256
5.25%, 09/01/50	12	11,154
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	185	155,692
4.15%, 04/01/48 (Call 10/01/47)	282	244,951
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	1,395	1,117,242
Series R, 2.90%, 10/01/51 (Call 04/01/51)	302	216,063
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	402	311,224
3.75%, 04/01/45 (Call 10/01/44)	400	342,380
3.80%, 09/30/47 (Call 03/30/47)	132	115,314
3.80%, 06/01/49 (Call 12/01/48)	320	278,739
4.10%, 11/15/48 (Call 05/15/48)	115	104,609
4.55%, 12/01/41 (Call 06/01/41)	10	9,665
4.60%, 06/01/52 (Call 12/01/51)(c)	100	98,487
5.25%, 09/30/40	30	31,200
5.30%, 06/01/42 (Call 12/01/41)	140	147,080
5.75%, 03/15/29 (Call 12/15/28)	52	55,955
7.00%, 05/01/32	20	23,958
7.25%, 01/15/33	72	88,266
7.50%, 09/01/38	35	44,290
Pacific Gas and Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	25	16,605
4.50%, 07/01/40 (Call 01/01/40)	200	156,416
4.55%, 07/01/30 (Call 01/01/30)	20	17,802

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.95%, 07/01/50 (Call 01/01/50)	$1,215	$972,097
5.25%, 03/01/52 (Call 09/01/51)	200	167,320
5.90%, 06/15/32 (Call 03/15/32)	1,000	966,290
PECO Energy Co.
2.85%, 09/15/51 (Call 03/15/51)	40	29,107
3.00%, 09/15/49 (Call 03/15/49)	300	224,709
3.05%, 03/15/51 (Call 09/15/50)	100	76,088
3.15%, 10/15/25 (Call 07/15/25)(a)	363	353,508
3.70%, 09/15/47 (Call 03/15/47)	175	150,684
3.90%, 03/01/48 (Call 09/01/47)	333	295,844
4.15%, 10/01/44 (Call 04/01/44)	118	106,817
4.38%, 08/15/52	200	190,892
4.60%, 05/15/52 (Call 11/15/51)	100	98,777
5.95%, 10/01/36	46	50,569
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	154	153,141
4.15%, 03/15/43 (Call 09/15/42)	267	241,168
6.50%, 11/15/37	97	112,070
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	120	89,660
3.95%, 06/01/47 (Call 12/01/46)	195	172,608
4.15%, 06/15/48 (Call 12/15/47)	159	144,076
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	319	317,992
3.60%, 07/01/49 (Call 01/01/49)	567	474,794
Series V, 2.20%, 06/15/31 (Call 03/15/31)	167	141,534
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	72	67,229
2.45%, 01/15/30 (Call 10/15/29)	207	184,334
3.00%, 05/15/25 (Call 02/15/25)	41	39,924
3.00%, 05/15/27 (Call 02/15/27)	115	110,198
3.15%, 01/01/50 (Call 07/01/49)	297	228,387
3.20%, 05/15/29 (Call 02/15/29)	185	174,797
3.20%, 08/01/49 (Call 02/01/49)(a)	269	210,942
3.60%, 12/01/47 (Call 06/01/47)	273	228,990
3.65%, 09/01/28 (Call 06/01/28)	225	217,710
3.65%, 09/01/42 (Call 03/01/42)(a)	200	170,666
3.70%, 05/01/28 (Call 02/01/28)	128	125,061
3.80%, 01/01/43 (Call 07/01/42)	75	64,908
3.80%, 03/01/46 (Call 09/01/45)	547	472,542
3.85%, 05/01/49 (Call 11/01/48)	385	334,604
3.95%, 05/01/42 (Call 11/01/41)	71	63,904
4.05%, 05/01/48 (Call 11/01/47)	86	77,396
5.50%, 03/01/40	35	37,103
5.80%, 05/01/37	38	41,643
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	1,532	1,223,624
2.45%, 11/15/31 (Call 08/15/31)	485	404,330
2.88%, 06/15/24 (Call 05/15/24)(a)	523	511,123
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	606	571,846
4.15%, 05/15/48 (Call 11/15/47)	179	162,545
4.50%, 08/15/40	229	216,375
6.00%, 06/01/39	7	7,655
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	193	163,110
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	321	284,172
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	378	294,541
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	10	7,400
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	700	662,319

Security	Par (000)	Value

Electric (continued)
3.40%, 02/01/28 (Call 11/01/27)	$557	$527,557
3.80%, 02/01/38 (Call 08/01/37)	361	309,128
4.00%, 02/01/48 (Call 08/01/47)	432	360,642
4.13%, 04/01/52 (Call 01/01/27)(b)	672	568,579
6.00%, 10/15/39	260	276,156
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	167	139,811
2.85%, 08/01/29 (Call 05/01/29)	175	154,506
3.45%, 02/01/52 (Call 08/01/51)	65	49,872
3.65%, 02/01/50 (Call 08/01/49)(a)	368	281,973
4.00%, 04/01/47 (Call 10/01/46)	357	287,817
4.05%, 03/15/42 (Call 09/15/41)	129	106,188
4.50%, 09/01/40 (Call 03/01/40)	118	103,894
4.65%, 10/01/43 (Call 04/01/43)	107	96,490
5.50%, 03/15/40	186	183,437
5.63%, 02/01/36	147	147,129
6.00%, 01/15/34	210	220,878
6.05%, 03/15/39	44	46,078
6.65%, 04/01/29(a)	186	194,762
Series 04-G, 5.75%, 04/01/35	7	7,130
Series 05-E, 5.35%, 07/15/35	91	89,918
Series 06-E, 5.55%, 01/15/37	5	4,947
Series 08-A, 5.95%, 02/01/38	60	61,898
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	98	79,107
Series A, 4.20%, 03/01/29 (Call 12/01/28)	29	28,087
Series B, 3.65%, 03/01/28 (Call 12/01/27)	127	120,905
Series B, 4.88%, 03/01/49 (Call 09/01/48)	94	86,650
Series C, 3.60%, 02/01/45 (Call 08/01/44)	153	114,782
Series C, 4.13%, 03/01/48 (Call 09/01/47)	296	245,570
Series E, 3.70%, 08/01/25 (Call 06/01/25)	98	96,572
Series E, 5.45%, 06/01/52 (Call 12/01/51)	50	49,886

		77,914,022

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	246	195,518
Emerson Electric Co.
2.80%, 12/21/51 (Call 06/21/51)	45	32,715
5.25%, 11/15/39	10	10,433

		238,666

Electronics — 1.0%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	713	625,151
3.05%, 09/22/26 (Call 06/22/26)	216	205,243
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	570	502,991
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)(a)	304	295,497
3.55%, 10/01/27 (Call 07/01/27)	112	103,280
5.41%, 07/01/32 (Call 04/01/32)	245	241,315
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	151	132,057
4.35%, 06/01/29 (Call 03/01/29)	124	122,472
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	185	146,910
5.50%, 06/01/32 (Call 03/01/32)	60	57,199
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	241	239,262
4.88%, 06/15/29 (Call 03/15/29)	298	281,488
4.88%, 05/12/30 (Call 02/12/30)	979	924,196

80	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	$110	$105,254
4.30%, 06/15/46 (Call 12/15/45)	67	58,745
Honeywell International Inc.
2.30%, 08/15/24 (Call 07/15/24)(a)	428	417,527
2.50%, 11/01/26 (Call 08/01/26)(a)	944	896,130
2.70%, 08/15/29 (Call 05/15/29)	256	235,372
3.81%, 11/21/47 (Call 05/21/47)	107	96,499
5.38%, 03/01/41(a)	115	124,988
5.70%, 03/15/36	38	42,409
5.70%, 03/15/37	23	25,945
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	26	24,341
3.35%, 03/01/26 (Call 12/01/25)	140	135,663
3.50%, 02/15/28 (Call 11/15/27)	70	66,782
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	487	426,933
4.55%, 10/30/24 (Call 07/30/24)	417	419,256
4.60%, 04/06/27 (Call 01/06/27)	737	739,454
Legrand France SA, 8.50%, 02/15/25	560	616,678
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	636	638,608
4.90%, 06/15/28 (Call 03/15/28)	645	636,673
Tyco Electronics Group SA, 7.13%, 10/01/37	109	133,031
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	77	62,594
2.95%, 04/01/31 (Call 01/01/31)	100	76,893

		9,856,836

Entertainment — 0.3%
Magallanes Inc.
4.28%, 03/15/32 (Call 12/15/31)(a)(c)	1,255	1,090,168
5.05%, 03/15/42 (Call 09/15/41)(c)	350	286,024
5.14%, 03/15/52 (Call 09/15/51)(c)	560	450,850
5.39%, 03/15/62 (Call 09/15/61)(c)	1,030	828,285

		2,655,327

Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	10	7,470
5.70%, 05/15/41 (Call 11/15/40)	20	21,301
6.20%, 03/01/40	90	99,122
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	122	106,988
2.95%, 01/15/52 (Call 07/15/51)	40	28,818
3.05%, 04/01/50 (Call 10/01/49)	37	27,485
3.50%, 05/01/29 (Call 02/01/29)(a)	51	48,096
4.25%, 12/01/28 (Call 09/01/28)	5	4,914
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)(a)	238	227,021
4.10%, 03/01/45 (Call 09/01/44)(a)	22	19,643
4.15%, 07/15/49 (Call 01/15/49)	126	116,309

		707,167

Food — 2.6%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	141	154,220
Bestfoods, Series E, 7.25%, 12/15/26	10	11,261
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	235	198,923
3.13%, 04/24/50 (Call 10/24/49)	109	77,187
3.30%, 03/19/25 (Call 12/19/24)	95	92,749
3.95%, 03/15/25 (Call 01/15/25)	383	379,783

Security	Par (000)	Value

Food (continued)
4.15%, 03/15/28 (Call 12/15/27)	$654	$642,261
4.80%, 03/15/48 (Call 09/15/47)	304	283,191
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	224	223,863
4.60%, 11/01/25 (Call 09/01/25)	398	397,367
4.85%, 11/01/28 (Call 08/01/28)(a)	180	178,126
5.30%, 11/01/38 (Call 05/01/38)	356	338,997
5.40%, 11/01/48 (Call 05/01/48)	218	206,823
7.00%, 10/01/28	113	121,960
8.25%, 09/15/30	184	213,880
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	890	737,160
2.88%, 04/15/30 (Call 01/15/30)(a)	830	742,468
3.00%, 02/01/51 (Call 08/01/50)	455	330,853
3.20%, 02/10/27 (Call 11/10/26)	622	599,521
3.65%, 02/15/24 (Call 11/15/23)	295	294,103
4.00%, 04/17/25 (Call 02/17/25)	746	743,702
4.20%, 04/17/28 (Call 01/17/28)	482	479,402
4.70%, 04/17/48 (Call 10/17/47)	125	118,669
5.40%, 06/15/40	172	177,762
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)	48	42,874
3.13%, 11/15/49 (Call 05/15/49)	132	104,648
3.38%, 08/15/46 (Call 02/15/46)	35	29,340
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	160	124,150
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)(a)	1,049	913,071
3.20%, 10/01/26 (Call 07/01/26)	130	124,589
3.90%, 06/01/50 (Call 12/01/49)	313	247,408
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	106	90,119
3.38%, 12/15/27 (Call 09/15/27)(a)	124	118,029
3.50%, 03/15/25	175	172,666
3.55%, 03/15/50 (Call 09/15/49)	141	104,862
4.25%, 03/15/35	61	56,183
4.38%, 03/15/45	52	45,014
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	947	785,698
2.65%, 12/01/23	2,409	2,375,900
3.25%, 04/01/26	1,531	1,485,529
3.40%, 11/15/27 (Call 08/15/27)	1,384	1,316,392
4.30%, 05/15/28 (Call 02/15/28)	209	206,613
4.50%, 04/01/46	633	579,157
Series B, 7.45%, 04/01/31	1,081	1,241,874
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	183	192,046
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	130	110,317
4.88%, 10/01/49 (Call 04/01/49)	1,275	1,156,145
5.00%, 06/04/42	61	56,890
5.20%, 07/15/45 (Call 01/15/45)	240	225,562
5.50%, 06/01/50 (Call 12/01/49)(a)	115	113,920
6.50%, 02/09/40	104	111,289
6.88%, 01/26/39	80	88,532
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	82	68,948
2.65%, 10/15/26 (Call 07/15/26)	208	196,431
3.50%, 02/01/26 (Call 11/01/25)	199	194,393
3.70%, 08/01/27 (Call 05/01/27)	84	81,610
3.85%, 08/01/23 (Call 05/01/23)(a)	74	73,982
3.88%, 10/15/46 (Call 04/15/46)	197	164,225

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.95%, 01/15/50 (Call 07/15/49)	$203	$172,114
4.00%, 02/01/24 (Call 11/01/23)	56	56,008
4.45%, 02/01/47 (Call 08/01/46)	213	193,155
4.50%, 01/15/29 (Call 10/15/28)	125	124,116
4.65%, 01/15/48 (Call 07/15/47)	158	146,675
5.00%, 04/15/42 (Call 10/15/41)	69	65,881
5.15%, 08/01/43 (Call 02/01/43)	156	153,028
5.40%, 07/15/40 (Call 01/15/40)	110	110,747
5.40%, 01/15/49 (Call 07/15/48)	80	82,824
6.90%, 04/15/38	176	203,139
7.50%, 04/01/31	196	231,962
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)(a)	135	107,476
2.50%, 04/15/30 (Call 01/15/30)	316	272,462
3.15%, 08/15/24 (Call 06/15/24)	334	328,683
3.40%, 08/15/27 (Call 05/15/27)	237	227,631
4.20%, 08/15/47 (Call 02/15/47)	208	181,983
Mondelez International Inc.
2.63%, 09/04/50 (Call 03/04/50)	158	106,143
2.75%, 04/13/30 (Call 01/13/30)	113	99,867
4.13%, 05/07/28 (Call 02/07/28)(a)	25	24,809
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	89	76,559
3.25%, 07/15/27 (Call 04/15/27)	200	189,688
3.30%, 07/15/26 (Call 04/15/26)	135	130,610
3.30%, 02/15/50 (Call 08/15/49)	170	125,316
4.45%, 03/15/48 (Call 09/15/47)	144	127,403
4.50%, 04/01/46 (Call 10/01/45)	162	143,884
4.85%, 10/01/45 (Call 04/01/45)	163	151,900
5.38%, 09/21/35	40	41,044
5.95%, 04/01/30 (Call 01/01/30)	165	175,652
6.60%, 04/01/40 (Call 10/01/39)	32	36,549
6.60%, 04/01/50 (Call 10/01/49)	273	318,910
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	293	280,952
4.35%, 03/01/29 (Call 12/01/28)	14	13,854
4.55%, 06/02/47 (Call 12/02/46)	146	133,821
4.88%, 08/15/34 (Call 02/15/34)	32	31,748
5.10%, 09/28/48 (Call 03/28/48)	337	332,703
5.15%, 08/15/44 (Call 02/15/44)	60	58,793

		26,000,726

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	33	30,469
5.50%, 11/02/47 (Call 05/02/47)	27	23,172
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	188	166,100
4.40%, 08/15/47 (Call 02/15/47)	269	235,870
4.80%, 06/15/44 (Call 12/15/43)	350	317,191
5.00%, 09/15/35 (Call 03/15/35)(a)	65	64,842
5.15%, 05/15/46 (Call 11/15/45)	20	19,427
6.00%, 11/15/41 (Call 05/15/41)	234	239,471
7.30%, 11/15/39	122	140,736
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)(a)	382	301,444
3.75%, 01/15/31 (Call 10/15/30)	100	84,697
5.00%, 01/15/30 (Call 10/15/29)	742	693,837
6.00%, 01/15/29 (Call 10/15/28)	312	311,881

		2,629,137

Security	Par (000)	Value

Gas — 0.5%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	$65	$58,033
2.85%, 02/15/52 (Call 08/15/51)	95	67,877
3.00%, 06/15/27 (Call 03/15/27)	25	23,875
3.38%, 09/15/49 (Call 03/15/49)	228	180,599
4.13%, 10/15/44 (Call 04/15/44)	294	259,011
4.13%, 03/15/49 (Call 09/15/48)	277	248,494
4.15%, 01/15/43 (Call 07/15/42)	16	14,274
4.30%, 10/01/48 (Call 04/01/48)	50	46,038
5.50%, 06/15/41 (Call 12/15/40)	78	81,320
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	10	9,215
4.75%, 09/01/28 (Call 06/01/28)(a)	77	74,160
5.20%, 07/15/25 (Call 04/15/25)	227	227,720
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	155	128,134
3.61%, 02/01/24 (Call 11/01/23)(a)	250	247,837
4.50%, 11/01/48 (Call 05/01/48)	150	131,145
4.66%, 02/01/44 (Call 08/01/43)	179	164,034
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	100	73,559
5.05%, 05/15/52 (Call 11/15/51)	87	85,082
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	215	211,956
3.20%, 06/15/25 (Call 03/15/25)(a)	334	325,817
3.75%, 09/15/42 (Call 03/15/42)	238	197,992
5.13%, 11/15/40	20	19,679
Series TT, 2.60%, 06/15/26 (Call 03/15/26)(a)	374	353,277
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	203	175,345
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	166	148,560
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	325	275,431
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	187	166,667
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	80	53,411
3.70%, 04/01/28 (Call 01/01/28)	35	32,480
3.80%, 09/29/46 (Call 03/29/46)(a)	299	224,376
4.15%, 06/01/49 (Call 12/01/48)	281	224,255
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	270	219,764
Series K, 3.80%, 09/15/46 (Call 03/15/46)	15	12,539

		4,761,956

Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	27	21,288
3.25%, 03/01/27 (Call 12/01/26)	30	29,285
4.10%, 03/01/48 (Call 09/01/47)	65	59,381
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	14	11,973
4.00%, 03/15/60 (Call 03/15/25)(b)	97	88,812
4.25%, 11/15/28 (Call 08/15/28)	71	70,274
4.85%, 11/15/48 (Call 05/15/48)	55	54,047
5.20%, 09/01/40	48	48,283

		383,343

Health Care - Products — 0.9%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	410	431,705
4.75%, 04/15/43 (Call 10/15/42)	175	176,722
4.90%, 11/30/46 (Call 05/30/46)	616	648,962
5.30%, 05/27/40	148	159,868

82	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
6.00%, 04/01/39	$113	$130,365
6.15%, 11/30/37	216	255,524
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	110	102,748
3.13%, 12/01/51 (Call 06/01/51)	125	87,585
3.50%, 08/15/46 (Call 02/15/46)	303	233,628
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	168	155,907
4.70%, 03/01/49 (Call 09/01/48)	231	219,773
6.75%, 11/15/35	60	68,062
7.38%, 01/15/40	148	177,927
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	80	55,131
2.80%, 12/10/51 (Call 06/10/51)	203	145,092
4.38%, 09/15/45 (Call 03/15/45)	132	121,230
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	652	537,248
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	151	135,841
3.25%, 11/15/39 (Call 05/15/39)	188	155,700
3.40%, 11/15/49 (Call 05/15/49)(a)	282	227,625
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	1,059	1,053,059
Koninklijke Philips NV
5.00%, 03/15/42	146	137,136
6.88%, 03/11/38	248	283,147
Medtronic Inc., 4.63%, 03/15/45	482	483,311
PerkinElmer Inc.
3.30%, 09/15/29 (Call 06/15/29)	359	320,436
3.63%, 03/15/51 (Call 09/15/50)(a)	70	53,677
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	235	185,883
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	911	762,744
3.75%, 03/15/51 (Call 09/15/50)(a)	435	334,124
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	123	88,000
4.10%, 04/01/43 (Call 10/01/42)	62	53,890
4.38%, 05/15/44 (Call 11/15/43)	162	145,905
4.63%, 03/15/46 (Call 09/15/45)	141	133,782
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	146	133,343
4.10%, 08/15/47 (Call 02/15/47)	177	165,090
5.30%, 02/01/44 (Call 08/01/43)	236	252,563
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45
(Call 02/15/45)	125	105,990

		8,918,723

Health Care - Services — 1.8%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	377	307,481
4.13%, 11/15/42 (Call 05/15/42)	171	145,736
4.50%, 05/15/42 (Call 11/15/41)	144	128,464
4.75%, 03/15/44 (Call 09/15/43)	232	211,800
6.63%, 06/15/36	126	140,728
6.75%, 12/15/37	207	231,877
Anthem Inc., 4.55%, 05/15/52 (Call 11/15/51)	55	51,642
Elevance Health Inc.
2.88%, 09/15/29 (Call 06/15/29)	223	200,243
3.13%, 05/15/50 (Call 11/15/49)	105	78,586
3.60%, 03/15/51 (Call 09/15/50)	150	120,650
3.65%, 12/01/27 (Call 09/01/27)(a)	267	258,755
3.70%, 09/15/49 (Call 03/15/49)	205	167,618

Security	Par (000)	Value

Health Care - Services (continued)
4.10%, 03/01/28 (Call 12/01/27)	$379	$371,276
4.38%, 12/01/47 (Call 06/01/47)	191	176,404
4.55%, 03/01/48 (Call 09/01/47)	147	137,652
4.63%, 05/15/42	168	159,825
4.65%, 01/15/43	196	185,230
4.65%, 08/15/44 (Call 02/15/44)	328	306,939
5.10%, 01/15/44	314	313,504
5.85%, 01/15/36	59	63,142
5.95%, 12/15/34	20	21,505
6.38%, 06/15/37	33	37,624
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	140	121,772
3.50%, 07/15/51 (Call 01/15/51)	274	187,572
3.63%, 03/15/32 (Call 12/15/31)(a)(c)	234	202,239
4.13%, 06/15/29 (Call 03/15/29)	546	506,049
4.50%, 02/15/27 (Call 08/15/26)	587	573,693
4.63%, 03/15/52 (Call 09/15/51)(c)	194	160,547
5.00%, 03/15/24	413	415,272
5.13%, 06/15/39 (Call 12/15/38)	287	258,621
5.25%, 04/15/25	262	264,329
5.25%, 06/15/26 (Call 12/15/25)	515	516,622
5.25%, 06/15/49 (Call 12/15/48)	471	420,980
5.50%, 06/15/47 (Call 12/15/46)	467	430,737
5.88%, 02/01/29 (Call 08/01/28)	30	30,526
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)(a)	32	29,081
3.85%, 10/01/24 (Call 07/01/24)	274	272,573
3.95%, 03/15/27 (Call 12/15/26)	322	313,232
3.95%, 08/15/49 (Call 02/15/49)	71	59,939
4.50%, 04/01/25 (Call 03/01/25)	221	222,452
4.63%, 12/01/42 (Call 06/01/42)	244	225,910
4.80%, 03/15/47 (Call 09/15/46)	87	83,434
4.88%, 04/01/30 (Call 01/01/30)	99	99,657
4.95%, 10/01/44 (Call 04/01/44)	191	184,422
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	342	291,435
2.95%, 12/01/29 (Call 09/01/29)(a)	245	219,282
3.60%, 02/01/25 (Call 11/01/24)	320	315,251
3.60%, 09/01/27 (Call 06/01/27)	183	177,655
4.70%, 02/01/45 (Call 08/01/44)	376	341,258
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	95	79,774
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	600	512,490
2.95%, 06/30/30 (Call 03/30/30)	498	439,141
3.45%, 06/01/26 (Call 03/01/26)	749	730,155
3.50%, 03/30/25 (Call 12/30/24)	357	351,002
4.20%, 06/30/29 (Call 03/30/29)	434	416,197
4.25%, 04/01/24 (Call 01/01/24)	122	122,098
4.70%, 03/30/45 (Call 09/30/44)	421	376,825
UnitedHealth Group Inc.
2.88%, 08/15/29	541	496,573
2.90%, 05/15/50 (Call 11/15/49)	293	214,268
3.13%, 05/15/60 (Call 11/15/59)(a)	110	80,537
3.25%, 05/15/51 (Call 11/15/50)	140	109,677
3.50%, 08/15/39 (Call 02/15/39)	79	67,883
3.70%, 08/15/49 (Call 02/15/49)	219	186,330
3.75%, 10/15/47 (Call 04/15/47)	155	133,455
3.88%, 08/15/59 (Call 02/15/59)	193	164,467
3.95%, 10/15/42 (Call 04/15/42)	140	125,520

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.20%, 01/15/47 (Call 07/15/46)	$231	$214,026
4.25%, 03/15/43 (Call 09/15/42)	132	123,468
4.25%, 04/15/47 (Call 10/15/46)	39	36,296
4.25%, 06/15/48 (Call 12/15/47)	235	215,977
4.38%, 03/15/42 (Call 09/15/41)	125	118,408
4.45%, 12/15/48 (Call 06/15/48)	269	255,757
4.63%, 07/15/35	188	187,769
4.63%, 11/15/41 (Call 05/15/41)	85	83,345
4.75%, 07/15/45	215	212,710
4.75%, 05/15/52 (Call 11/15/51)	90	89,316
4.95%, 05/15/62 (Call 11/15/61)	130	130,442
5.70%, 10/15/40 (Call 04/15/40)	43	47,193
5.80%, 03/15/36	154	169,500
5.95%, 02/15/41 (Call 08/15/40)(a)	60	67,277
6.50%, 06/15/37	151	178,174
6.63%, 11/15/37	229	272,586
6.88%, 02/15/38(a)	198	241,158

		17,991,015

Holding Companies - Diversified — 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	800	735,832

Home Builders — 0.1%
MDC Holdings Inc.
3.85%, 01/15/30 (Call 07/15/29)	10	8,149
3.97%, 08/06/61 (Call 02/06/61)	230	133,262
6.00%, 01/15/43 (Call 10/15/42)	122	100,044
PulteGroup Inc.
6.00%, 02/15/35	67	65,190
6.38%, 05/15/33	190	192,740
7.88%, 06/15/32	102	113,758

		613,143

Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	256	238,116
3.50%, 11/15/51 (Call 05/15/51)	47	35,722
3.80%, 11/15/24 (Call 08/15/24)(a)	34	33,556
4.40%, 03/15/29 (Call 12/15/28)	245	237,241
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	147	122,017
4.60%, 05/15/50 (Call 11/15/49)(a)	160	133,150
4.75%, 02/26/29 (Call 11/26/28)(a)	86	84,642

		884,444

Household Products & Wares — 0.5%
Avery Dennison Corp.
2.65%, 04/30/30 (Call 02/01/30)	133	112,099
4.88%, 12/06/28 (Call 09/06/28)	52	52,513
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	288	273,312
3.95%, 08/01/47 (Call 02/01/47)	65	56,720
5.00%, 06/15/52 (Call 12/15/51)(a)	130	133,177
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	443	361,710
3.10%, 10/01/27 (Call 07/01/27)	596	565,151
3.90%, 05/15/28 (Call 02/15/28)	287	282,141
4.60%, 05/01/32 (Call 02/01/32)(a)	100	98,941
Kimberly-Clark Corp.
2.75%, 02/15/26	113	109,183
2.88%, 02/07/50 (Call 08/07/49)(a)	314	234,181

Security	Par (000)	Value

Household Products & Wares (continued)
3.05%, 08/15/25	$405	$396,924
3.10%, 03/26/30 (Call 12/26/29)(a)	421	391,711
3.20%, 04/25/29 (Call 01/25/29)	624	588,426
3.20%, 07/30/46 (Call 01/30/46)	246	195,100
3.90%, 05/04/47 (Call 11/04/46)	230	201,542
3.95%, 11/01/28 (Call 08/01/28)	746	742,509
5.30%, 03/01/41(a)	93	97,667
6.63%, 08/01/37(a)	179	215,473

		5,108,480

Insurance — 2.9%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(b)	360	344,293
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	61	58,043
4.00%, 10/15/46 (Call 04/15/46)	10	8,549
4.75%, 01/15/49 (Call 07/15/48)	37	35,581
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	9	8,676
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	56	54,418
5.35%, 06/01/33	38	40,181
5.55%, 05/09/35	56	60,095
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(a)(b)	161	163,874
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	64	54,228
5.25%, 04/02/30 (Call 01/02/30)	88	88,202
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)(a)	70	63,769
3.90%, 04/01/26 (Call 01/01/26)	374	367,433
4.20%, 04/01/28 (Call 01/01/28)	2	1,961
4.38%, 06/30/50 (Call 12/30/49)	70	62,843
4.50%, 07/16/44 (Call 01/16/44)	330	297,241
4.75%, 04/01/48 (Call 10/01/47)	201	190,168
4.80%, 07/10/45 (Call 01/10/45)	189	176,267
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(b)	61	57,369
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	70	66,387
4.50%, 12/15/28 (Call 09/15/28)	29	28,723
6.25%, 09/30/40	93	101,757
Aon Global Ltd.
4.60%, 06/14/44 (Call 03/14/44)	36	32,919
4.75%, 05/15/45 (Call 11/15/44)	120	111,362
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	94	87,961
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	87	67,479
7.35%, 05/01/34(a)	99	118,161
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	122	117,404
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	110	76,506
3.50%, 05/20/51 (Call 11/20/50)	97	73,830
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	214	189,405
4.90%, 03/27/28 (Call 12/27/27)	150	148,176
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	22	15,091
3.95%, 05/25/51 (Call 11/25/50)	49	36,300
4.13%, 01/12/28 (Call 10/12/27)	101	94,904
6.15%, 04/03/30 (Call 01/03/30)	102	103,186
AXA SA, 8.60%, 12/15/30	1,660	2,060,890

84	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	$22	$20,354
4.90%, 01/15/40 (Call 01/15/30)(a)(b)	70	59,787
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	142	136,649
Berkshire Hathaway Finance Corp.
3.85%, 03/15/52 (Call 09/15/51)	55	47,383
4.20%, 08/15/48 (Call 02/15/48)	426	395,903
4.25%, 01/15/49 (Call 07/15/48)(a)	425	398,994
4.30%, 05/15/43	186	175,617
4.40%, 05/15/42	223	213,868
5.75%, 01/15/40(a)	92	103,649
Berkshire Hathaway Inc., 4.50%, 02/11/43	99	96,125
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	5	3,446
4.70%, 06/22/47 (Call 12/22/46)	203	160,541
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	15	14,586
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	40	29,219
3.05%, 12/15/61 (Call 06/15/61)	5	3,530
3.15%, 03/15/25	45	44,364
3.35%, 05/03/26 (Call 02/03/26)	1,010	988,285
4.35%, 11/03/45 (Call 05/03/45)	600	563,658
Cincinnati Financial Corp.
6.13%, 11/01/34	45	49,334
6.92%, 05/15/28	51	56,122
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	337	325,657
Corebridge Financial Inc.
4.40%, 04/05/52 (Call 10/05/51)(c)	142	116,758
6.88%, 12/15/52	400	388,580
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	82	76,900
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	292	287,164
5.00%, 04/20/48 (Call 10/20/47)	197	184,404
7.00%, 04/01/28(a)	39	43,186
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	52	36,104
3.50%, 10/15/50 (Call 04/15/50)	65	48,597
4.87%, 06/01/44	75	68,748
First American Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	159	141,289
4.60%, 11/15/24	30	29,977
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	137	135,733
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	27	23,928
3.60%, 08/19/49 (Call 02/19/49)	78	61,469
4.30%, 04/15/43	152	132,474
4.40%, 03/15/48 (Call 09/15/47)	53	48,055
5.95%, 10/15/36	75	80,249
6.10%, 10/01/41	128	137,674
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	76	66,684
3.40%, 01/15/31 (Call 10/15/30)(a)	50	44,587
3.63%, 12/12/26 (Call 09/15/26)(a)	66	63,922
3.80%, 03/01/28 (Call 12/01/27)	100	95,670
4.35%, 03/01/48 (Call 09/01/47)	98	83,826
4.38%, 06/15/50 (Call 12/15/49)	103	87,266
6.30%, 10/09/37	55	59,550
7.00%, 06/15/40	116	131,146

Security	Par (000)	Value

Insurance (continued)
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	$82	$69,361
6.00%, 02/01/35	30	31,878
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(b)	253	234,427
4.15%, 03/04/26(a)	550	545,111
5.38%, 03/04/46	217	225,990
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	57	51,645
4.15%, 09/17/50 (Call 03/17/50)	119	97,565
4.30%, 11/01/47 (Call 05/01/47)	30	25,425
5.00%, 04/05/46	101	94,276
5.00%, 05/20/49 (Call 11/20/48)	32	30,272
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	247	209,624
3.50%, 06/03/24 (Call 03/03/24)	167	165,868
3.50%, 03/10/25 (Call 12/10/24)	307	302,355
3.75%, 03/14/26 (Call 12/14/25)	353	349,759
3.88%, 03/15/24 (Call 02/15/24)	124	123,845
4.20%, 03/01/48 (Call 09/01/47)	89	79,421
4.35%, 01/30/47 (Call 07/30/46)	216	197,316
4.38%, 03/15/29 (Call 12/15/28)	568	564,444
4.75%, 03/15/39 (Call 09/15/38)	142	138,568
4.90%, 03/15/49 (Call 09/15/48)	303	302,782
5.88%, 08/01/33	152	164,466
MetLife Inc.
4.05%, 03/01/45	146	128,616
4.13%, 08/13/42	156	139,710
4.55%, 03/23/30 (Call 12/23/29)(a)	109	110,101
4.60%, 05/13/46 (Call 11/13/45)	89	85,760
4.72%, 12/15/44	195	185,504
4.88%, 11/13/43	250	246,368
5.70%, 06/15/35	97	105,405
5.88%, 02/06/41	162	176,839
6.38%, 06/15/34	25	28,677
6.40%, 12/15/66 (Call 12/15/31)	344	354,392
6.50%, 12/15/32	115	131,101
10.75%, 08/01/69 (Call 08/01/34)	110	149,985
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	41	46,164
Nationwide Financial Services Inc., 6.75%, 05/15/87	38	37,615
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	63	59,284
3.40%, 05/15/25 (Call 02/15/25)	49	47,961
3.70%, 05/15/29 (Call 02/15/29)	42	39,554
4.30%, 11/15/46 (Call 05/15/46)	172	152,089
4.35%, 05/15/43	253	224,618
4.63%, 09/15/42	107	98,339
6.05%, 10/15/36	123	133,625
Progressive Corp. (The)
2.45%, 01/15/27(a)	59	55,652
3.20%, 03/26/30 (Call 12/26/29)	45	41,846
3.70%, 01/26/45	70	58,144
3.95%, 03/26/50 (Call 09/26/49)	76	67,168
4.00%, 03/01/29 (Call 12/01/28)(a)	54	53,469
4.13%, 04/15/47 (Call 10/15/46)	52	47,364
4.20%, 03/15/48 (Call 09/15/47)	92	84,375
4.35%, 04/25/44	102	94,218
6.25%, 12/01/32	12	13,688
6.63%, 03/01/29(a)	70	78,937

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)

Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	$275	$251,961
2.10%, 03/10/30 (Call 12/10/29)(a)	147	124,976
3.00%, 03/10/40 (Call 09/10/39)(a)	72	57,789
3.70%, 03/13/51 (Call 09/13/50)(a)	286	237,203
3.88%, 03/27/28 (Call 12/27/27)	70	68,709
3.91%, 12/07/47 (Call 06/07/47)	320	277,946
3.94%, 12/07/49 (Call 06/07/49)	340	294,848
4.35%, 02/25/50 (Call 08/25/49)	176	161,968
4.42%, 03/27/48 (Call 09/27/47)	180	166,208
4.50%, 09/15/47 (Call 09/15/27),
(3 mo. LIBOR US + 2.380%)(a)(b)	227	215,852
4.60%, 05/15/44(a)	146	139,672
5.20%, 03/15/44 (Call 03/15/24),
(3 mo. LIBOR US + 3.040%)(b)	771	748,795
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(b)	158	155,330
5.63%, 06/15/43 (Call 06/15/23),
(3 mo. LIBOR US + 3.920%)(b)	339	337,678
5.70%, 12/14/36	58	62,410
5.70%, 09/15/48 (Call 09/15/28),
(3 mo. LIBOR US + 2.665%)(a)(b)	338	331,632
5.75%, 07/15/33	111	119,867
6.63%, 12/01/37	33	38,024
6.63%, 06/21/40	101	115,401

Prudential PLC
3.13%, 04/14/30	482	429,375
3.63%, 03/24/32 (Call 12/24/31)	160	144,557

Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	191	178,868
3.95%, 09/15/26 (Call 06/15/26)	40	39,300

RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	17	15,829

Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	5	4,101

Swiss Re America Holding Corp., 7.00%, 02/15/26(a)	604	653,842

Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	139	96,823
3.75%, 05/15/46 (Call 11/15/45)	182	155,413
4.00%, 05/30/47 (Call 11/30/46)	68	60,659
4.05%, 03/07/48 (Call 09/07/47)	117	104,755
4.10%, 03/04/49 (Call 09/04/48)	109	97,930
4.30%, 08/25/45 (Call 02/25/45)	119	108,254
4.60%, 08/01/43	185	175,104
5.35%, 11/01/40	220	232,998
6.25%, 06/15/37	213	248,946
6.75%, 06/20/36	229	274,010

Travelers Property Casualty Corp., 6.38%, 03/15/33	80	93,333

Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)(a)	76	74,850

Unum Group
4.00%, 06/15/29 (Call 03/15/29)	15	13,892
4.13%, 06/15/51 (Call 12/15/50)	200	146,838
4.50%, 12/15/49 (Call 06/15/49)	60	46,544

Voya Financial Inc.
3.65%, 06/15/26	65	62,883
4.70%, 01/23/48 (Call 01/23/28),
(3 mo. LIBOR US + 2.084%)(b)	195	161,803
4.80%, 06/15/46	125	110,976
5.65%, 05/15/53 (Call 05/15/23),
(3 mo. LIBOR US + 3.580%)(a)(b)	85	83,303

Security	Par (000)	Value

Insurance (continued)
5.70%, 07/15/43	$235	$231,407

W R Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)	52	43,065
4.75%, 08/01/44(a)	69	63,753

Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	76	65,555
3.88%, 09/15/49 (Call 03/15/49)	89	68,635
4.50%, 09/15/28 (Call 06/15/28)	48	46,451
5.05%, 09/15/48 (Call 03/15/48)	171	157,477

XLIT Ltd.
5.25%, 12/15/43	185	193,399
5.50%, 03/31/45	255	259,378

		28,356,184

Internet — 0.6%

Alibaba Group Holding Ltd.
3.15%, 02/09/51 (Call 08/09/50)	200	132,624
3.25%, 02/09/61 (Call 08/09/60)	292	188,395
4.00%, 12/06/37 (Call 06/06/37)	189	158,354
4.20%, 12/06/47 (Call 06/06/47)	192	154,232
4.40%, 12/06/57 (Call 06/06/57)(a)	293	234,119
4.50%, 11/28/34 (Call 05/28/34)	135	123,267

Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	257	169,335
2.25%, 08/15/60 (Call 02/15/60)	287	183,539

Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	201	140,055
2.70%, 06/03/60 (Call 12/03/59)	420	280,913
3.10%, 05/12/51 (Call 11/12/50)	675	528,356
3.15%, 08/22/27 (Call 05/22/27)	208	200,986
3.25%, 05/12/61 (Call 11/12/60)	247	187,997
3.88%, 08/22/37 (Call 02/22/37)	168	157,594
3.95%, 04/13/52 (Call 10/13/51)	205	186,359
4.05%, 08/22/47 (Call 02/22/47)	336	311,499
4.10%, 04/13/62 (Call 10/13/61)	190	171,855
4.25%, 08/22/57 (Call 02/22/57)	368	347,565
4.80%, 12/05/34 (Call 06/05/34)	180	189,490
4.95%, 12/05/44 (Call 06/05/44)	260	271,398

Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(a)	88	84,666
3.60%, 06/01/26 (Call 03/01/26)	95	93,553
4.63%, 04/13/30 (Call 01/13/30)	51	51,233

eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	274	258,640
2.70%, 03/11/30 (Call 12/11/29)	255	220,019
3.45%, 08/01/24 (Call 05/01/24)	86	85,016
3.60%, 06/05/27 (Call 03/05/27)(a)	318	307,239
3.65%, 05/10/51 (Call 11/10/50)	140	104,910
4.00%, 07/15/42 (Call 01/15/42)	296	245,363

Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	255	220,679
3.80%, 02/15/28 (Call 11/15/27)	230	214,054
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)(a)	5	3,878

		6,207,182

Iron & Steel — 0.1%

ArcelorMittal SA, 7.00%, 10/15/39(a)	114	115,555

Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)(a)	96	93,202
4.40%, 05/01/48 (Call 11/01/47)	65	58,215
6.40%, 12/01/37	330	368,653

86	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)

Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	$150	$145,029
3.25%, 10/15/50 (Call 04/15/50)	141	96,242
3.45%, 04/15/30 (Call 01/15/30)	86	76,645

		953,541

Leisure Time — 0.0%

Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	125	92,899

Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	92	88,677
4.63%, 07/28/45 (Call 01/28/45)	297	231,152

		412,728

Lodging — 0.1%

Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	50	44,323
3.70%, 01/15/31 (Call 10/15/30)	82	71,520

Hyatt Hotels Corp., 6.00%, 04/23/30 (Call 01/23/30)(a)	91	92,713

Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	60	58,595
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	60	58,760
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	172	164,238
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	382	327,565
Series R, 3.13%, 06/15/26 (Call 03/15/26)	186	176,467
Series X, 4.00%, 04/15/28 (Call 01/15/28)	222	210,811

		1,204,992

Machinery — 1.3%

ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)(a)	120	116,981
4.38%, 05/08/42	190	175,670

Caterpillar Financial Services Corp.
2.15%, 11/08/24	231	223,268
2.40%, 08/09/26	62	58,631
2.85%, 05/17/24	133	131,183
3.25%, 12/01/24	189	187,063
3.30%, 06/09/24	159	157,933
3.65%, 12/07/23	218	218,192

Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	29	26,446
2.60%, 04/09/30 (Call 01/09/30)	416	377,295
3.25%, 09/19/49 (Call 03/19/49)	215	177,072
3.25%, 04/09/50 (Call 10/09/49)	110	90,867
3.40%, 05/15/24 (Call 02/15/24)	333	331,961
3.80%, 08/15/42	166	151,593
4.30%, 05/15/44 (Call 11/15/43)	81	78,438
4.75%, 05/15/64 (Call 11/15/63)	107	109,126
5.20%, 05/27/41	51	55,074
5.30%, 09/15/35	104	112,136
6.05%, 08/15/36	75	86,158

CNH Industrial Capital LLC
3.95%, 05/23/25	1,000	982,950
4.20%, 01/15/24	392	390,812

CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	756	716,030
4.50%, 08/15/23(a)	1,049	1,051,067

Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	30	23,807

Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	149	145,005
2.88%, 09/07/49 (Call 03/07/49)	38	29,678
3.10%, 04/15/30 (Call 01/15/30)(a)	132	124,175
3.75%, 04/15/50 (Call 10/15/49)(a)	68	62,615

Security	Par (000)	Value

Machinery (continued)
3.90%, 06/09/42 (Call 12/09/41)(a)	$26	$24,412
5.38%, 10/16/29(a)	50	53,869
7.13%, 03/03/31	20	24,034

Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	25	22,643
3.15%, 11/15/25 (Call 08/15/25)	50	48,378
5.38%, 10/15/35	25	25,176
5.38%, 03/01/41 (Call 12/01/40)	65	64,052

Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	287	223,091
3.50%, 10/01/30 (Call 07/01/30)	159	136,395

IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)(a)	20	16,842

John Deere Capital Corp.
1.75%, 03/09/27	114	104,055
2.05%, 01/09/25	33	31,727
2.25%, 09/14/26	267	252,769
2.45%, 01/09/30	47	41,702
2.65%, 06/10/26(a)	105	100,715
2.80%, 09/08/27	105	99,810
2.80%, 07/18/29	96	88,887
3.05%, 01/06/28(a)	110	105,712
3.40%, 09/11/25	45	44,422
3.45%, 03/13/25	76	75,599
3.45%, 03/07/29	70	67,777

nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	162	152,766

Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	706	598,095
4.60%, 05/15/28 (Call 02/15/28)	195	187,543

Otis Worldwide Corp., 3.36%, 02/15/50 (Call 08/15/49)	29	21,582

Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	40	26,090
2.88%, 03/01/25 (Call 12/01/24)(a)	25	24,340
3.50%, 03/01/29 (Call 12/01/28)	181	173,619
4.20%, 03/01/49 (Call 09/01/48)	76	70,205

Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	69	64,770
4.95%, 09/15/28 (Call 06/15/28)	229	222,609

Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	1,889	1,662,282
2.25%, 01/30/31 (Call 10/30/30)	645	538,994
3.25%, 11/01/26 (Call 08/01/26)	1,215	1,161,333
4.38%, 11/01/46 (Call 05/01/46)	215	191,952

		13,139,473

Manufacturing — 2.1%

3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	1,372	1,307,269
2.25%, 09/19/26 (Call 06/19/26)(a)	753	701,984
2.38%, 08/26/29 (Call 05/26/29)	963	827,583
2.65%, 04/15/25 (Call 03/15/25)(a)	286	277,271
2.88%, 10/15/27 (Call 07/15/27)	925	869,833
3.00%, 08/07/25	1,421	1,385,191
3.05%, 04/15/30 (Call 01/15/30)(a)	620	552,147
3.25%, 02/14/24 (Call 01/14/24)	638	633,789
3.25%, 08/26/49 (Call 02/26/49)	236	176,660
3.38%, 03/01/29 (Call 12/01/28)	655	608,213
3.63%, 09/14/28 (Call 06/14/28)	640	612,026
3.63%, 10/15/47 (Call 04/15/47)	286	228,849
3.70%, 04/15/50 (Call 10/15/49)(a)	262	210,255
4.00%, 09/14/48 (Call 03/14/48)(a)	326	274,971
5.70%, 03/15/37	88	93,656

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	$197	$168,504
3.50%, 12/01/24 (Call 10/01/24)	134	131,777
3.75%, 12/01/27 (Call 09/01/27)	66	62,610

Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	66	62,735
3.92%, 09/15/47 (Call 03/15/47)	65	55,669
4.00%, 11/02/32	74	70,888
4.15%, 11/02/42	136	122,182

GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	842	794,006

General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)(a)	65	57,315
5.88%, 01/14/38(a)	15	15,797
6.75%, 03/15/32	225	255,029
6.88%, 01/10/39	12	13,756

Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	271	260,022
3.50%, 03/01/24 (Call 12/01/23)	116	115,700
3.90%, 09/01/42 (Call 03/01/42)(a)	89	78,610
4.88%, 09/15/41 (Call 03/15/41)	5	5,058

Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	121	110,777
4.00%, 06/14/49 (Call 12/14/48)	122	103,465
4.10%, 03/01/47 (Call 09/01/46)	53	46,040
4.20%, 11/21/34 (Call 05/21/34)	181	168,487
4.45%, 11/21/44 (Call 05/21/44)	111	100,146
6.25%, 05/15/38	82	87,693

Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	246	229,953
5.90%, 07/15/32 (Call 04/15/32)	200	199,304

Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	152	131,536
3.38%, 03/01/28 (Call 12/01/27)	112	103,003
3.65%, 03/15/27 (Call 12/15/26)	195	185,911
3.90%, 09/17/29 (Call 06/17/29)(a)	119	111,121
4.00%, 03/15/26 (Call 12/15/25)	23	22,522

Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)(a)	776	745,713
4.25%, 06/15/23	3,570	3,579,282
4.30%, 02/21/48 (Call 08/21/47)	156	130,006
5.75%, 06/15/43(a)	161	163,364

Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	480	462,475
3.55%, 11/01/24 (Call 08/01/24)	1,689	1,665,911
3.80%, 03/21/29 (Call 12/21/28)	715	673,516
4.50%, 03/21/49 (Call 09/21/48)	160	138,298
4.65%, 11/01/44 (Call 05/01/44)	274	240,545

		20,428,423

Media — 2.2%

Charter Communications Operating LLC/Charter
Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	18	14,585
3.70%, 04/01/51 (Call 10/01/50)	275	183,106
3.85%, 04/01/61 (Call 10/01/60)	303	197,117
3.90%, 06/01/52 (Call 12/01/51)	757	513,473
3.95%, 06/30/62 (Call 12/30/61)	402	266,096
4.40%, 12/01/61 (Call 06/01/61)	290	205,349
4.80%, 03/01/50 (Call 09/01/49)	386	303,253
5.13%, 07/01/49 (Call 01/01/49)(a)	126	102,624

Security	Par (000)	Value

Media (continued)
5.25%, 04/01/53 (Call 10/01/52)	$162	$135,730
5.38%, 04/01/38 (Call 10/01/37)	195	171,075
5.38%, 05/01/47 (Call 11/01/46)	709	604,259
5.50%, 04/01/63 (Call 10/01/62)	152	127,204
5.75%, 04/01/48 (Call 10/01/47)	346	306,231
6.38%, 10/23/35 (Call 04/23/35)	682	679,490
6.48%, 10/23/45 (Call 04/23/45)	540	514,247
6.83%, 10/23/55 (Call 04/23/55)	199	200,323

Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	162	104,759
2.65%, 02/01/30 (Call 11/01/29)	154	136,399
2.65%, 08/15/62 (Call 02/15/62)	72	45,324
2.80%, 01/15/51 (Call 07/15/50)	190	131,655
2.89%, 11/01/51 (Call 05/01/51)	1,606	1,133,386
2.94%, 11/01/56 (Call 05/01/56)	872	594,957
2.99%, 11/01/63 (Call 05/01/63)	455	304,773
3.20%, 07/15/36 (Call 01/15/36)	194	163,323
3.25%, 11/01/39 (Call 05/01/39)	141	114,801
3.40%, 04/01/30 (Call 01/01/30)	49	45,705
3.40%, 07/15/46 (Call 01/15/46)	206	161,115
3.45%, 02/01/50 (Call 08/01/49)	201	158,159
3.75%, 04/01/40 (Call 10/01/39)	71	61,548
3.90%, 03/01/38 (Call 09/01/37)	193	173,783
3.97%, 11/01/47 (Call 05/01/47)	170	145,923
4.00%, 08/15/47 (Call 02/15/47)	176	152,368
4.00%, 03/01/48 (Call 09/01/47)	236	202,349
4.00%, 11/01/49 (Call 05/01/49)	122	104,563
4.05%, 11/01/52 (Call 05/01/52)	354	304,136
4.15%, 10/15/28 (Call 07/15/28)	115	114,041
4.20%, 08/15/34 (Call 02/15/34)(a)	165	157,628
4.25%, 10/15/30 (Call 07/15/30)	47	46,398
4.25%, 01/15/33	117	113,954
4.40%, 08/15/35 (Call 02/15/35)	108	104,327
4.60%, 10/15/38 (Call 04/15/38)	110	105,821
4.60%, 08/15/45 (Call 02/15/45)	146	135,605
4.65%, 07/15/42	142	133,652
4.70%, 10/15/48 (Call 04/15/48)	496	475,282
4.75%, 03/01/44	150	143,092
4.95%, 10/15/58 (Call 04/15/58)	273	267,649
5.65%, 06/15/35	37	39,914
6.50%, 11/15/35	120	137,238
6.55%, 07/01/39	20	23,845
7.05%, 03/15/33	63	74,741

Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	67	64,825
3.95%, 06/15/25 (Call 03/15/25)	69	67,314
3.95%, 03/20/28 (Call 12/20/27)	173	158,847
4.00%, 09/15/55 (Call 03/15/55)	483	319,529
4.13%, 05/15/29 (Call 02/15/29)	154	140,430
4.65%, 05/15/50 (Call 11/15/49)	112	85,016
4.88%, 04/01/43(a)	67	53,333
4.90%, 03/11/26 (Call 12/11/25)	50	49,929
5.00%, 09/20/37 (Call 03/20/37)	259	225,866
5.20%, 09/20/47 (Call 03/20/47)	306	249,531
5.30%, 05/15/49 (Call 11/15/48)(a)	189	155,761
6.35%, 06/01/40	40	38,365

Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	29	26,317
4.71%, 01/25/29 (Call 10/25/28)	51	50,480
5.48%, 01/25/39 (Call 07/25/38)	143	139,585

88	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.58%, 01/25/49 (Call 07/25/48)	$224	$218,557

Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)(a)	85	78,737
5.25%, 05/24/49 (Call 11/24/48)(a)	30	29,291
6.63%, 01/15/40	394	423,377

Meta Platforms Inc., 4.45%, 08/15/52	100	90,999

NBCUniversal Media LLC
4.45%, 01/15/43	225	205,994
5.95%, 04/01/41	180	199,310

Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	41	38,053
3.38%, 02/15/28 (Call 11/15/27)(a)	95	88,715
3.70%, 06/01/28 (Call 03/01/28)	56	52,856
4.20%, 06/01/29 (Call 03/01/29)	70	66,279
4.20%, 05/19/32 (Call 02/19/32)	20	17,597
4.38%, 03/15/43	316	236,839
4.60%, 01/15/45 (Call 07/15/44)	113	86,759
4.85%, 07/01/42 (Call 01/01/42)	208	170,069
4.90%, 08/15/44 (Call 02/15/44)	204	162,788
4.95%, 01/15/31 (Call 10/15/30)	119	112,913
4.95%, 05/19/50 (Call 11/19/49)	145	118,075
5.25%, 04/01/44 (Call 10/01/43)	142	120,380
5.50%, 05/15/33	93	89,641
5.85%, 09/01/43 (Call 03/01/43)	271	245,038
5.90%, 10/15/40 (Call 04/15/40)	82	75,092
6.88%, 04/30/36	213	219,876
7.88%, 07/30/30	34	38,158

Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	172	172,920
5.85%, 04/15/40	46	47,503

Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	136	102,998
5.50%, 09/01/41 (Call 03/01/41)	256	221,102
5.88%, 11/15/40 (Call 05/15/40)	230	206,708
6.55%, 05/01/37	371	364,841
6.75%, 06/15/39	344	335,393
7.30%, 07/01/38	320	329,072

Time Warner Entertainment Co. LP, 8.38%, 07/15/33	53	60,829

TWDC Enterprises 18 Corp.
1.85%, 07/30/26	61	56,177
2.95%, 06/15/27	56	53,756
3.00%, 02/13/26	39	37,722
3.00%, 07/30/46	17	12,888
3.15%, 09/17/25	68	66,497
3.70%, 12/01/42	220	188,173
4.13%, 06/01/44	191	175,082
4.38%, 08/16/41(a)	148	140,311
Series B, 7.00%, 03/01/32	33	38,942
Series E, 4.13%, 12/01/41	208	189,590

Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	84	72,661
2.75%, 09/01/49 (Call 03/01/49)	545	391,419
3.35%, 03/24/25	185	182,414
3.38%, 11/15/26 (Call 08/15/26)	42	40,971
3.60%, 01/13/51 (Call 07/13/50)	480	402,158
3.70%, 10/15/25 (Call 07/15/25)	90	89,307
3.70%, 03/23/27	54	53,307
3.80%, 03/22/30	79	76,343
3.80%, 05/13/60 (Call 11/13/59)	252	211,725
4.63%, 03/23/40 (Call 09/23/39)	157	153,910

Security	Par (000)	Value

Media (continued)
4.70%, 03/23/50 (Call 09/23/49)(a)	$305	$304,780
4.75%, 09/15/44 (Call 03/15/44)	220	215,092
4.75%, 11/15/46 (Call 05/15/46)	118	116,775
4.95%, 10/15/45 (Call 04/15/45)	212	210,783
5.40%, 10/01/43	179	190,338
6.15%, 03/01/37	15	16,900
6.15%, 02/15/41(a)	100	114,740
6.20%, 12/15/34	105	118,932
6.40%, 12/15/35	50	57,542
6.55%, 03/15/33(a)	123	142,360
6.65%, 11/15/37(a)	253	301,523
7.75%, 12/01/45	15	19,997

		22,131,377

Metal Fabricate & Hardware — 0.0%

Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	20	19,735
4.50%, 12/15/28 (Call 09/15/28)	5	4,782

Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	25	22,898
5.25%, 10/01/54 (Call 04/01/54)	25	23,623

		71,038

Mining — 1.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	9,000	7,686,990

Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	10	9,464
5.45%, 03/15/43 (Call 09/15/42)	200	179,568

Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	60	58,109
5.95%, 03/15/24 (Call 12/15/23)	348	353,885

Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	97	79,715
2.80%, 10/01/29 (Call 07/01/29)	46	40,157
4.88%, 03/15/42 (Call 09/15/41)(a)	259	246,125
5.45%, 06/09/44 (Call 12/09/43)	133	131,841
5.88%, 04/01/35	162	168,180
6.25%, 10/01/39	276	297,026

Rio Tinto Alcan Inc.
5.75%, 06/01/35	81	87,670
6.13%, 12/15/33	180	204,507
7.25%, 03/15/31	142	168,162

Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	25	18,116
5.20%, 11/02/40	166	173,397
7.13%, 07/15/28	143	161,516

Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	270	247,919
4.75%, 03/22/42 (Call 09/22/41)	97	96,389

		10,408,736

Office & Business Equipment — 0.0%

CDW LLC/CDW Finance Corp.
3.57%, 12/01/31 (Call 09/01/31)	246	207,048
4.25%, 04/01/28 (Call 10/03/22)	50	46,210

		253,258

Oil & Gas — 2.7%

BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	276	193,708
2.94%, 06/04/51 (Call 12/04/50)	263	189,728
3.00%, 02/24/50 (Call 08/24/49)	372	272,047

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.00%, 03/17/52 (Call 09/17/51)	$150	$108,636
3.02%, 01/16/27 (Call 10/16/26)	207	198,066
3.12%, 05/04/26 (Call 02/04/26)	173	167,448
3.38%, 02/08/61 (Call 08/08/60)	284	212,739
3.41%, 02/11/26 (Call 12/11/25)(a)	185	181,574
3.54%, 04/06/27 (Call 02/06/27)	161	156,930
3.59%, 04/14/27 (Call 01/14/27)	120	116,864
3.63%, 04/06/30 (Call 01/06/30)	286	271,834
3.80%, 09/21/25 (Call 07/21/25)	373	372,146
3.94%, 09/21/28 (Call 06/21/28)	188	183,868
4.23%, 11/06/28 (Call 08/06/28)	200	197,846

BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	161	154,288
3.72%, 11/28/28 (Call 08/28/28)	194	188,027

Burlington Resources LLC
5.95%, 10/15/36	30	32,317
7.20%, 08/15/31	50	58,665
7.40%, 12/01/31	15	18,034
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	426	338,717

Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	149	102,850
5.25%, 11/15/43 (Call 05/15/43)	10	10,548

ConocoPhillips
5.90%, 10/15/32(a)	216	238,892
5.90%, 05/15/38	300	328,800
6.50%, 02/01/39	92	107,940

ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	88	87,190
4.03%, 03/15/62 (Call 09/15/61)(c)	565	481,668
4.30%, 11/15/44 (Call 05/15/44)	182	167,626
5.95%, 03/15/46 (Call 09/15/45)	200	225,984
6.95%, 04/15/29	512	585,277
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	117	91,444

Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	130	117,343
5.00%, 06/15/45 (Call 12/15/44)	255	235,322
5.60%, 07/15/41 (Call 01/15/41)	181	179,038
7.88%, 09/30/31	49	56,785
7.95%, 04/15/32	46	53,422

Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	349	317,220
4.40%, 03/24/51 (Call 09/24/50)	123	104,738
Eni USA Inc., 7.30%, 11/15/27	85	94,014

EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	97	89,363
4.38%, 04/15/30 (Call 01/15/30)	212	212,581
4.95%, 04/15/50 (Call 10/15/49)	243	251,002

EQT Corp.
5.00%, 01/15/29 (Call 07/15/28)	60	58,759
7.00%, 02/01/30 (Call 11/01/29)(a)	340	364,041

Exxon Mobil Corp.
3.10%, 08/16/49 (Call 02/16/49)	201	157,174
3.45%, 04/15/51 (Call 10/15/50)	293	242,200
3.48%, 03/19/30 (Call 12/19/29)	322	308,460
3.57%, 03/06/45 (Call 09/06/44)	198	167,544
4.11%, 03/01/46 (Call 09/01/45)	573	527,859
4.23%, 03/19/40 (Call 09/19/39)	252	240,181
4.33%, 03/19/50 (Call 09/19/49)	435	414,781

Security	Par (000)	Value

Oil & Gas (continued)

Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	$688	$676,937
4.30%, 04/01/27 (Call 01/01/27)	1,623	1,584,405
5.60%, 02/15/41	352	338,958
6.00%, 01/15/40	288	293,792
7.13%, 03/15/33	185	205,515
7.30%, 08/15/31	397	443,302
7.88%, 10/01/29	368	420,374

HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)(c)	85	76,367
5.88%, 04/01/26 (Call 01/01/26)(c)	587	590,123
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	104	101,148
5.20%, 06/01/45 (Call 12/01/44)	88	80,477
6.60%, 10/01/37	264	276,928
6.80%, 03/15/32	351	375,222

Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	297	294,164
3.80%, 04/01/28 (Call 01/01/28)	145	136,910
4.50%, 04/01/48 (Call 10/01/47)	172	144,129
4.70%, 05/01/25 (Call 04/01/25)	215	216,402
4.75%, 09/15/44 (Call 03/15/44)	223	196,523
5.00%, 09/15/54 (Call 03/15/54)	10	8,887
5.13%, 12/15/26 (Call 09/15/26)	201	206,570
6.50%, 03/01/41 (Call 09/01/40)	281	301,620

Ovintiv Inc.
6.50%, 08/15/34	990	1,022,036
6.50%, 02/01/38(a)	85	86,815
6.63%, 08/15/37(a)	145	149,138
7.20%, 11/01/31	133	142,262
7.38%, 11/01/31	50	54,404
8.13%, 09/15/30	170	188,994

Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	115	85,636
3.85%, 04/09/25 (Call 03/09/25)	287	284,515
3.90%, 03/15/28 (Call 12/15/27)	346	332,430
4.65%, 11/15/34 (Call 05/15/34)	238	229,127
4.88%, 11/15/44 (Call 05/15/44)	442	423,529
5.88%, 05/01/42	237	252,640
Phillips 66 Co., 4.90%, 10/01/46 (Call 04/01/46)(c)	98	92,152

Shell International Finance BV
3.00%, 11/26/51 (Call 05/26/51)	40	30,110
4.00%, 05/10/46	200	176,464
4.38%, 05/11/45	45	42,102
6.38%, 12/15/38	1,200	1,396,956
Tosco Corp., 8.13%, 02/15/30	225	271,316

TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	504	488,058
2.83%, 01/10/30 (Call 10/10/29)	125	113,309
2.99%, 06/29/41 (Call 12/29/40)	42	33,505
3.13%, 05/29/50 (Call 11/29/49)	525	407,116
3.39%, 06/29/60 (Call 12/29/59)	141	109,519
3.46%, 02/19/29 (Call 11/19/28)	177	169,419
3.46%, 07/12/49 (Call 01/12/49)	306	251,792
3.70%, 01/15/24	500	500,195
3.75%, 04/10/24	489	489,973

TotalEnergies Capital SA, 3.88%, 10/11/28	303	297,110

Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	101	97,717
3.40%, 09/15/26 (Call 06/15/26)	5	4,875

90	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.65%, 12/01/51 (Call 06/01/51)	$97	$73,929
4.00%, 04/01/29 (Call 01/01/29)	259	248,037
4.00%, 06/01/52 (Call 12/01/51)(a)	59	47,806
4.35%, 06/01/28 (Call 03/01/28)	133	130,646
4.90%, 03/15/45	178	163,835
6.63%, 06/15/37	336	364,305
7.50%, 04/15/32	290	335,826

		26,789,879

Oil & Gas Services — 0.5%

Baker Hughes Holdings LLC, 5.13%, 09/15/40	326	315,284

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	545	488,930
3.34%, 12/15/27 (Call 09/15/27)	637	597,410
4.08%, 12/15/47 (Call 06/15/47)	774	643,720

Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	329	291,241
3.80%, 11/15/25 (Call 08/15/25)	130	128,618
4.50%, 11/15/41 (Call 05/15/41)	92	79,378
4.75%, 08/01/43 (Call 02/01/43)	198	175,771
4.85%, 11/15/35 (Call 05/15/35)	242	230,331
5.00%, 11/15/45 (Call 05/15/45)	385	350,639
6.70%, 09/15/38	28	30,374
7.45%, 09/15/39	189	219,484

NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	282	249,175
3.95%, 12/01/42 (Call 06/01/42)	382	276,828

Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	509	449,264
3.65%, 12/01/23 (Call 09/01/23)	374	373,828

		4,900,275

Packaging & Containers — 0.2%

Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	375	357,469
4.50%, 05/15/28 (Call 02/15/28)	118	113,869

Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	372	308,652
2.69%, 05/25/31 (Call 02/25/31)	205	168,301

Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	46	40,842
4.05%, 12/15/49 (Call 06/15/49)	9	7,445

Sonoco Products Co.
3.13%, 05/01/30 (Call 02/01/30)	179	155,170
5.75%, 11/01/40 (Call 05/01/40)	5	5,004

WestRock MWV LLC
7.95%, 02/15/31(a)	48	56,096
8.20%, 01/15/30	81	94,820

WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	54	50,827
3.90%, 06/01/28 (Call 03/01/28)(a)	24	23,045
4.00%, 03/15/28 (Call 12/15/27)	83	80,105
4.20%, 06/01/32 (Call 03/01/32)(a)	40	37,560
4.90%, 03/15/29 (Call 12/15/28)	19	18,987

		1,518,192

Pharmaceuticals — 3.8%

AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	252	241,114
4.05%, 11/21/39 (Call 05/21/39)	445	392,437
4.25%, 11/14/28 (Call 08/14/28)	282	277,322
4.25%, 11/21/49 (Call 05/21/49)	942	828,753

Security	Par (000)	Value

Pharmaceuticals (continued)
4.30%, 05/14/36 (Call 11/14/35)	$472	$440,546
4.40%, 11/06/42	435	393,210
4.45%, 05/14/46 (Call 11/14/45)(a)	602	545,960
4.50%, 05/14/35 (Call 11/14/34)	627	596,754
4.70%, 05/14/45 (Call 11/14/44)	687	642,304
4.85%, 06/15/44 (Call 12/15/43)	123	116,729
4.88%, 11/14/48 (Call 05/14/48)	338	326,126

AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)(a)	40	39,046
3.45%, 12/15/27 (Call 09/15/27)	383	365,711
4.25%, 03/01/45 (Call 09/01/44)	177	153,312
4.30%, 12/15/47 (Call 06/15/47)	326	293,807

AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)(a)	312	301,027
3.38%, 11/16/25	1,055	1,036,073
3.50%, 08/17/23 (Call 07/17/23)	440	438,997
4.00%, 01/17/29 (Call 10/17/28)	601	599,744
4.00%, 09/18/42	377	346,395
4.38%, 11/16/45	334	321,896
4.38%, 08/17/48 (Call 02/17/48)	246	238,044
6.45%, 09/15/37	675	795,001

Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	300	291,036
4.67%, 06/06/47 (Call 12/06/46)	503	479,284
4.69%, 12/15/44 (Call 06/15/44)	357	338,486

Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	89	61,270
3.25%, 08/01/42(a)	193	157,484
3.55%, 03/15/42 (Call 09/15/41)	40	34,402
3.70%, 03/15/52 (Call 09/15/51)(a)	85	72,045
3.90%, 03/15/62 (Call 09/15/61)	570	479,313
4.25%, 10/26/49 (Call 04/26/49)	503	465,748
4.35%, 11/15/47 (Call 05/15/47)	315	296,676
4.50%, 03/01/44 (Call 09/01/43)	30	28,565
4.55%, 02/20/48 (Call 08/20/47)	382	370,563
4.63%, 05/15/44 (Call 11/15/43)	55	53,714
5.00%, 08/15/45 (Call 02/15/45)	54	55,332

Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	122	119,981
3.41%, 06/15/27 (Call 03/15/27)	154	148,350
3.50%, 11/15/24 (Call 08/15/24)(a)	187	184,601
3.75%, 09/15/25 (Call 06/15/25)	440	436,159
4.37%, 06/15/47 (Call 12/15/46)	340	288,643
4.50%, 11/15/44 (Call 05/15/44)	227	192,907
4.60%, 03/15/43	200	174,348
4.90%, 09/15/45 (Call 03/15/45)	269	243,284

Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	512	438,804
3.20%, 03/15/40 (Call 09/15/39)	70	55,100
3.40%, 03/15/50 (Call 09/15/49)	367	276,208
3.40%, 03/15/51 (Call 09/15/50)	130	98,028
3.88%, 10/15/47 (Call 04/15/47)	259	208,972
4.13%, 11/15/25 (Call 09/15/25)	778	772,780
4.38%, 10/15/28 (Call 07/15/28)	630	620,827
4.80%, 08/15/38 (Call 02/15/38)(a)	437	421,657
4.80%, 07/15/46 (Call 01/16/46)	249	232,314
4.90%, 12/15/48 (Call 06/15/48)	618	588,114
6.13%, 11/15/41(a)	139	150,726

CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	188	179,544

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.00%, 08/15/26 (Call 06/15/26)(a)	$336	$322,073
3.25%, 08/15/29 (Call 05/15/29)	79	72,304
3.63%, 04/01/27 (Call 02/01/27)	401	390,157
3.75%, 04/01/30 (Call 01/01/30)	68	63,800
3.88%, 07/20/25 (Call 04/20/25)	257	255,170
4.13%, 04/01/40 (Call 10/01/39)	313	273,343
4.25%, 04/01/50 (Call 10/01/49)	261	224,249
4.30%, 03/25/28 (Call 12/25/27)	709	701,201
4.78%, 03/25/38 (Call 09/25/37)	521	498,847
4.88%, 07/20/35 (Call 01/20/35)	582	567,246
5.05%, 03/25/48 (Call 09/25/47)	1,372	1,320,577
5.13%, 07/20/45 (Call 01/20/45)	518	495,912
5.30%, 12/05/43 (Call 06/05/43)	320	317,946
6.13%, 09/15/39	129	138,310
6.25%, 06/01/27	64	69,174

Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	542	375,107
3.10%, 05/15/27 (Call 02/15/27)	151	146,900
3.38%, 03/15/29 (Call 12/15/28)	257	249,077
3.70%, 03/01/45 (Call 09/01/44)	91	81,485
3.95%, 05/15/47 (Call 11/15/46)	15	14,186
3.95%, 03/15/49 (Call 09/15/48)	155	148,845
4.15%, 03/15/59 (Call 09/15/58)(a)	105	99,557
5.50%, 03/15/27	20	21,414

GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	505	502,581
3.88%, 05/15/28	336	329,959
4.20%, 03/18/43	209	191,419
5.38%, 04/15/34	54	57,856
6.38%, 05/15/38	452	530,300

GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	532	526,473
3.38%, 06/01/29 (Call 03/01/29)(a)	58	55,191

Johnson & Johnson
2.45%, 09/01/60 (Call 03/01/60)	86	57,333
3.50%, 01/15/48 (Call 07/15/47)	90	78,990
3.70%, 03/01/46 (Call 09/01/45)	398	355,513
3.75%, 03/03/47 (Call 09/03/46)	317	285,208
4.38%, 12/05/33 (Call 06/05/33)	201	205,038
4.50%, 09/01/40	106	105,788
4.50%, 12/05/43 (Call 06/05/43)(a)	127	127,508
4.85%, 05/15/41	53	54,936
4.95%, 05/15/33	120	129,965
5.85%, 07/15/38	102	117,860
5.95%, 08/15/37	163	190,465

McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	94	91,647

Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	680	681,836
4.60%, 06/01/44 (Call 12/01/43)	120	115,760
5.90%, 11/01/39	21	23,129
Merck & Co. Inc.

2.45%, 06/24/50 (Call 12/24/49)	50	34,619
2.75%, 12/10/51 (Call 06/10/51)	290	209,943
2.90%, 12/10/61 (Call 06/10/61)	265	184,170
3.40%, 03/07/29 (Call 12/07/28)	504	485,549
3.60%, 09/15/42 (Call 03/15/42)	198	171,219
3.70%, 02/10/45 (Call 08/10/44)	525	454,587
3.90%, 03/07/39 (Call 09/07/38)	62	57,229
4.00%, 03/07/49 (Call 09/07/48)	307	278,317
4.15%, 05/18/43	107	99,925

Security	Par (000)	Value

Pharmaceuticals (continued)
6.50%, 12/01/33	$237	$281,264
6.55%, 09/15/37	102	121,950

Merck Sharp & Dohme Corp.
5.75%, 11/15/36	120	135,311
5.95%, 12/01/28	78	85,045

Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	322	249,086
5.40%, 11/29/43 (Call 05/29/43)	64	51,841

Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)(a)	95	72,201
4.00%, 11/20/45 (Call 05/20/45)	173	159,921
4.40%, 05/06/44	136	133,866

Pfizer Inc.
4.00%, 03/15/49 (Call 09/15/48)(a)	28	26,295
4.13%, 12/15/46	96	91,145
4.20%, 09/15/48 (Call 03/15/48)	86	83,081
7.20%, 03/15/39	62	79,622

Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	328	313,443

Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	372	273,718
3.38%, 07/09/60 (Call 01/09/60)	222	161,405
5.00%, 11/26/28 (Call 08/26/28)	255	258,272

Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	208	164,118

Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	412	266,477

Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	25	20,999
3.00%, 09/12/27 (Call 06/12/27)	562	531,860
3.00%, 05/15/50 (Call 11/15/49)	85	62,648
3.90%, 08/20/28 (Call 05/20/28)	182	177,324
3.95%, 09/12/47 (Call 03/12/47)	373	323,126
4.45%, 08/20/48 (Call 02/20/48)	184	171,683
4.50%, 11/13/25 (Call 08/13/25)	378	382,559
4.70%, 02/01/43 (Call 08/01/42)	533	507,469

		37,568,495

Pipelines — 3.2%

Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	540	518,513
4.80%, 05/03/29 (Call 02/03/29)(a)	159	152,812
4.95%, 12/15/24 (Call 09/15/24)	145	146,085
5.95%, 06/01/26 (Call 03/01/26)	132	136,439

Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	319	293,668
5.13%, 06/30/27 (Call 01/01/27)	313	312,684
5.88%, 03/31/25 (Call 10/02/24)	135	137,732
7.00%, 06/30/24 (Call 01/01/24)	185	190,433

Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	171	174,853

Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	124	147,688
Series B, 7.50%, 04/15/38	97	111,766

Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	156	149,485
3.13%, 11/15/29 (Call 08/15/29)(a)	255	230,711
3.40%, 08/01/51 (Call 02/01/51)	80	60,049
3.50%, 06/10/24 (Call 03/10/24)	102	100,723
3.70%, 07/15/27 (Call 04/15/27)	212	202,935
4.00%, 11/15/49 (Call 05/15/49)	178	147,012
4.25%, 12/01/26 (Call 09/01/26)	156	153,713
4.50%, 06/10/44 (Call 12/10/43)	169	148,193

92	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.50%, 12/01/46 (Call 06/01/46)	$227	$232,169

Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	1,005	922,761
4.40%, 03/15/27 (Call 12/15/26)	194	187,920
4.95%, 05/15/28 (Call 02/15/28)	1,476	1,441,019
5.00%, 05/15/44 (Call 11/15/43)	1,460	1,246,446
5.00%, 05/15/50 (Call 11/15/49)	100	85,826

Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	135	118,862
3.13%, 07/31/29 (Call 04/30/29)	276	250,373
3.70%, 01/31/51 (Call 07/31/50)	60	47,088
3.95%, 01/31/60 (Call 07/31/59)	214	166,986
4.15%, 10/16/28 (Call 07/16/28)	427	418,925
4.20%, 01/31/50 (Call 07/31/49)	279	236,229
4.25%, 02/15/48 (Call 08/15/47)	248	212,357
4.45%, 02/15/43 (Call 08/15/42)	125	110,975
4.80%, 02/01/49 (Call 08/01/48)	78	71,768
4.85%, 08/15/42 (Call 02/15/42)	96	90,201
4.85%, 03/15/44 (Call 09/15/43)	147	136,882
4.90%, 05/15/46 (Call 11/15/45)	232	216,491
4.95%, 10/15/54 (Call 04/15/54)	85	77,463
5.10%, 02/15/45 (Call 08/15/44)	407	389,031
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(b)	342	282,557
5.70%, 02/15/42	90	91,776
5.95%, 02/01/41	151	158,159
6.13%, 10/15/39	75	79,775
6.45%, 09/01/40	24	26,164
7.55%, 04/15/38	60	70,413
Series D, 6.88%, 03/01/33	123	139,810
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(b)	134	117,149
Series H, 6.65%, 10/15/34	14	15,526

Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	99	84,666
5.00%, 08/15/42 (Call 02/15/42)	197	176,723
5.00%, 03/01/43 (Call 09/01/42)	168	150,420
5.40%, 09/01/44 (Call 03/01/44)(a)	128	118,463
5.50%, 03/01/44 (Call 09/01/43)	135	126,425
5.63%, 09/01/41	70	65,292
5.80%, 03/15/35	53	53,174
6.38%, 03/01/41	73	73,666
6.50%, 02/01/37	93	97,377
6.50%, 09/01/39	113	116,399
6.55%, 09/15/40	105	108,567
6.95%, 01/15/38	256	277,056
7.30%, 08/15/33	151	167,486
7.40%, 03/15/31	54	59,434
7.50%, 11/15/40	74	82,885
7.75%, 03/15/32	146	165,760

Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	140	97,341
3.60%, 02/15/51 (Call 08/15/50)	37	27,550
4.30%, 06/01/25 (Call 03/01/25)	249	248,263
4.30%, 03/01/28 (Call 12/01/27)	354	345,950
4.80%, 02/01/33 (Call 11/01/32)	100	96,485
5.05%, 02/15/46 (Call 08/15/45)	215	195,295
5.20%, 03/01/48 (Call 09/01/47)	145	134,692
5.30%, 12/01/34 (Call 06/01/34)	271	265,068
5.45%, 08/01/52 (Call 02/01/52)	100	97,148

Security	Par (000)	Value

Pipelines (continued)
5.55%, 06/01/45 (Call 12/01/44)	$317	$308,175
7.75%, 01/15/32	273	316,776
7.80%, 08/01/31	128	147,462

Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	185	145,286
4.20%, 10/03/47 (Call 04/03/47)	109	88,784
4.25%, 09/15/46 (Call 03/15/46)	87	71,731
4.85%, 02/01/49 (Call 08/01/48)	83	73,659
5.15%, 10/15/43 (Call 04/15/43)	193	177,249

MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	159	152,161
4.13%, 03/01/27 (Call 12/01/26)	386	373,629
4.25%, 12/01/27 (Call 09/01/27)	106	102,640
4.50%, 04/15/38 (Call 10/15/37)	269	237,882
4.70%, 04/15/48 (Call 10/15/47)	393	335,759
4.80%, 02/15/29 (Call 11/15/28)	182	178,071
4.90%, 04/15/58 (Call 10/15/57)	107	89,514
4.95%, 09/01/32	100	96,890
4.95%, 03/14/52 (Call 09/14/51)	60	52,839
5.20%, 03/01/47 (Call 09/01/46)	262	237,754
5.50%, 02/15/49 (Call 08/15/48)	306	291,343
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	28	26,980

ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	389	363,089
2.75%, 09/01/24 (Call 08/01/24)	292	282,376
3.10%, 03/15/30 (Call 12/15/29)	225	194,305
3.40%, 09/01/29 (Call 06/01/29)	304	269,086
4.00%, 07/13/27 (Call 04/13/27)	294	281,152
4.35%, 03/15/29 (Call 12/15/28)	232	219,071
4.45%, 09/01/49 (Call 03/01/49)	98	78,116
4.50%, 03/15/50 (Call 09/15/49)	117	94,126
4.55%, 07/15/28 (Call 04/15/28)	250	242,460
4.95%, 07/13/47 (Call 01/06/47)	135	116,405
5.20%, 07/15/48 (Call 01/15/48)	99	88,934
6.00%, 06/15/35	248	242,048
6.35%, 01/15/31 (Call 10/15/30)	65	67,946
7.15%, 01/15/51 (Call 07/15/50)	89	94,990
7.50%, 09/01/23 (Call 06/01/23)	280	286,737

ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	302	302,145
5.00%, 09/15/23 (Call 06/15/23)	100	100,505
6.13%, 02/01/41 (Call 08/01/40)	213	205,784
6.20%, 09/15/43 (Call 03/15/43)	176	167,093
6.65%, 10/01/36	234	239,139
6.85%, 10/15/37	255	265,325

Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	189	165,692
4.70%, 06/15/44 (Call 12/15/43)	156	123,245
4.90%, 02/15/45 (Call 08/15/44)	209	169,884
5.15%, 06/01/42 (Call 12/01/41)	74	61,901
6.65%, 01/15/37	193	193,556

Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	379	361,505
4.50%, 05/15/30 (Call 11/15/29)	232	222,119
5.00%, 03/15/27 (Call 09/15/26)	374	372,852
5.63%, 03/01/25 (Call 12/01/24)	494	503,346
5.88%, 06/30/26 (Call 12/31/25)	432	444,437

Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	363	345,659
3.50%, 03/15/25 (Call 12/15/24)	288	281,687

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.50%, 03/15/45 (Call 09/15/44)	$216	$188,341
4.75%, 03/15/24 (Call 12/15/23)	88	88,464
5.95%, 09/25/43 (Call 03/25/43)	156	161,160
Targa Resources Corp., 4.95%, 04/15/52 (Call 10/15/51)	55	47,476
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	45	45,832
TC PipeLines LP 3.90%, 05/25/27 (Call 02/25/27)	291	282,442
4.38%, 03/13/25 (Call 12/13/24)	94	93,753
Tennessee Gas Pipeline Co. LLC 7.00%, 03/15/27	207	220,968
7.00%, 10/15/28	156	168,006
7.63%, 04/01/37	5	5,596
Texas Eastern Transmission LP, 7.00%, 07/15/32	93	104,116
TransCanada PipeLines Ltd. 4.10%, 04/15/30 (Call 01/15/30)	133	126,385
4.25%, 05/15/28 (Call 02/15/28)	167	162,935
4.63%, 03/01/34 (Call 12/01/33)(a)	221	211,276
4.75%, 05/15/38 (Call 11/15/37)	86	81,450
4.88%, 05/15/48 (Call 11/15/47)	196	187,823
5.10%, 03/15/49 (Call 09/15/48)	128	127,032
5.60%, 03/31/34	162	163,265
5.85%, 03/15/36	123	126,920
6.10%, 06/01/40	111	118,013
6.20%, 10/15/37	155	166,433
7.25%, 08/15/38(a)	233	275,292
7.63%, 01/15/39	181	220,789
Transcontinental Gas Pipe Line Co. LLC 3.95%, 05/15/50 (Call 11/15/49)	148	122,870
4.00%, 03/15/28 (Call 12/15/27)	198	190,276
4.45%, 08/01/42 (Call 02/01/42)	65	58,460
4.60%, 03/15/48 (Call 09/15/47)	178	161,161
5.40%, 08/15/41 (Call 02/15/41)	163	161,893
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	207	204,477
Williams Companies Inc. (The) 3.75%, 06/15/27 (Call 03/15/27)	303	292,565
4.85%, 03/01/48 (Call 09/01/47)(a)	148	134,092
4.90%, 01/15/45 (Call 07/15/44)	292	261,991
5.10%, 09/15/45 (Call 03/15/45)	255	238,670
5.40%, 03/04/44 (Call 09/04/43)	92	87,742
5.75%, 06/24/44 (Call 12/24/43)(a)	82	82,353
5.80%, 11/15/43 (Call 05/15/43)	107	106,081
6.30%, 04/15/40	218	232,432
8.75%, 03/15/32	86	106,184

		31,354,493

Real Estate — 0.3%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	479	474,603
CBRE Services Inc. 2.50%, 04/01/31 (Call 01/01/31)	1,013	812,000
4.88%, 03/01/26 (Call 12/01/25)	1,177	1,184,439

		2,471,042

Real Estate Investment Trusts — 2.9%
Alexandria Real Estate Equities Inc. 2.75%, 12/15/29 (Call 09/15/29)	13	11,342
3.00%, 05/18/51 (Call 11/18/50)	160	108,074
3.38%, 08/15/31 (Call 05/15/31)	25	22,255
3.55%, 03/15/52 (Call 09/15/51)	65	49,150

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.95%, 01/15/27 (Call 10/15/26)	$156	$152,393
3.95%, 01/15/28 (Call 10/15/27)	38	36,578
4.00%, 02/01/50 (Call 08/01/49)	249	205,338
4.30%, 01/15/26 (Call 10/15/25)	160	158,827
4.50%, 07/30/29 (Call 04/30/29)	3	2,915
4.70%, 07/01/30 (Call 04/01/30)	113	111,149
4.85%, 04/15/49 (Call 10/15/48)	108	100,050
4.90%, 12/15/30 (Call 09/15/30)	97	96,454
American Homes 4 Rent LP 4.25%, 02/15/28 (Call 11/15/27)	110	106,234
4.30%, 04/15/52 (Call 10/15/51)	7	5,638
4.90%, 02/15/29 (Call 11/15/28)	66	64,443
American Tower Corp. 1.88%, 10/15/30 (Call 07/15/30)	40	31,563
2.10%, 06/15/30 (Call 03/15/30)	27	21,818
2.30%, 09/15/31 (Call 06/15/31)	55	43,677
2.40%, 03/15/25 (Call 02/15/25)	396	375,408
2.70%, 04/15/31 (Call 01/15/31)	120	99,562
2.75%, 01/15/27 (Call 11/15/26)	132	120,945
2.90%, 01/15/30 (Call 10/15/29)	291	250,787
2.95%, 01/15/25 (Call 12/15/24)	343	329,500
2.95%, 01/15/51 (Call 07/15/50)	85	57,226
3.10%, 06/15/50 (Call 12/15/49)	438	304,782
3.13%, 01/15/27 (Call 10/15/26)	478	445,410
3.38%, 05/15/24 (Call 04/15/24)	350	345,688
3.38%, 10/15/26 (Call 07/15/26)	459	433,686
3.55%, 07/15/27 (Call 04/15/27)	340	321,174
3.60%, 01/15/28 (Call 10/15/27)	230	213,997
3.70%, 10/15/49 (Call 04/15/49)	302	229,463
3.80%, 08/15/29 (Call 05/15/29)	397	366,034
3.95%, 03/15/29 (Call 12/15/28)	257	240,886
4.00%, 06/01/25 (Call 03/01/25)	265	260,670
4.40%, 02/15/26 (Call 11/15/25)	209	207,196
5.00%, 02/15/24	198	200,028
AvalonBay Communities Inc. 2.30%, 03/01/30 (Call 12/01/29)	12	10,435
3.20%, 01/15/28 (Call 10/15/27)	33	30,905
3.30%, 06/01/29 (Call 03/01/29)	32	29,695
3.90%, 10/15/46 (Call 04/15/46)	126	107,381
4.15%, 07/01/47 (Call 01/01/47)	25	22,334
4.35%, 04/15/48 (Call 10/18/47)	25	22,714
Boston Properties LP 2.45%, 10/01/33 (Call 07/01/33)	200	151,492
2.55%, 04/01/32 (Call 01/01/32)	125	99,431
2.75%, 10/01/26 (Call 07/01/26)	120	111,311
2.90%, 03/15/30 (Call 12/15/29)	66	56,188
3.20%, 01/15/25 (Call 10/15/24)	252	245,698
3.25%, 01/30/31 (Call 10/30/30)	311	267,684
3.40%, 06/21/29 (Call 03/21/29)	154	137,782
3.65%, 02/01/26 (Call 11/03/25)(a)	488	474,224
3.80%, 02/01/24 (Call 11/01/23)	118	117,155
4.50%, 12/01/28 (Call 09/01/28)	123	119,657
Brandywine Operating Partnership LP 3.95%, 11/15/27 (Call 08/15/27)	329	303,535
4.55%, 10/01/29 (Call 07/01/29)	5	4,695
Brixmor Operating Partnership LP 2.50%, 08/16/31 (Call 05/16/31)	25	19,360
3.65%, 06/15/24 (Call 04/15/24)	15	14,653
3.85%, 02/01/25 (Call 11/01/24)	98	95,435
3.90%, 03/15/27 (Call 12/15/26)	136	128,478

94	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.13%, 06/15/26 (Call 03/15/26)	$174	$168,261
4.13%, 05/15/29 (Call 02/15/29)	88	80,146
Camden Property Trust 2.80%, 05/15/30 (Call 02/15/30)	74	65,540
3.15%, 07/01/29 (Call 04/01/29)	72	65,866
3.35%, 11/01/49 (Call 05/01/49)	54	41,908
4.10%, 10/15/28 (Call 07/15/28)	56	54,690
Corporate Office Properties LP 2.00%, 01/15/29 (Call 11/15/28)	40	31,624
2.25%, 03/15/26 (Call 02/15/26)	1,015	908,100
2.75%, 04/15/31 (Call 01/15/31)	82	64,499
2.90%, 12/01/33 (Call 09/01/33)	105	78,341
Crown Castle Inc. 2.10%, 04/01/31 (Call 01/01/31)	37	29,462
2.25%, 01/15/31 (Call 10/15/30)	195	157,997
3.25%, 01/15/51 (Call 07/15/50)	237	168,481
3.30%, 07/01/30 (Call 04/01/30)	120	106,544
3.65%, 09/01/27 (Call 06/01/27)	207	196,830
3.70%, 06/15/26 (Call 03/15/26)	377	365,177
3.80%, 02/15/28 (Call 11/15/27)	167	157,668
4.00%, 03/01/27 (Call 12/01/26)	193	187,590
4.45%, 02/15/26 (Call 11/15/25)	217	215,926
4.75%, 05/15/47 (Call 11/15/46)	198	178,156
Crown Castle International Corp. 2.50%, 07/15/31 (Call 04/15/31)	47	38,611
3.10%, 11/15/29 (Call 08/15/29)	125	110,446
4.00%, 11/15/49 (Call 05/15/49)	90	72,118
4.15%, 07/01/50 (Call 01/01/50)	70	58,097
4.30%, 02/15/29 (Call 11/15/28)	189	181,572
5.20%, 02/15/49 (Call 08/15/48)(a)	162	153,412
CubeSmart LP 3.00%, 02/15/30 (Call 11/15/29)	20	17,472
4.38%, 02/15/29 (Call 11/15/28)(a)	15	14,437
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)(a)	125	115,108
3.70%, 08/15/27 (Call 05/15/27)(a)	22	21,003
4.45%, 07/15/28 (Call 04/15/28)	150	146,681
Duke Realty LP 2.88%, 11/15/29 (Call 08/15/29)	40	35,690
3.05%, 03/01/50 (Call 09/01/49)	91	67,932
3.25%, 06/30/26 (Call 03/30/26)	68	65,052
3.38%, 12/15/27 (Call 09/15/27)	8	7,555
4.00%, 09/15/28 (Call 06/15/28)	55	53,293
Equinix Inc. 1.80%, 07/15/27 (Call 05/15/27)	246	215,134
2.15%, 07/15/30 (Call 04/15/30)	347	283,079
2.50%, 05/15/31 (Call 02/15/31)	105	86,309
2.63%, 11/18/24 (Call 10/18/24)	517	498,135
2.90%, 11/18/26 (Call 09/18/26)	299	279,146
2.95%, 09/15/51 (Call 03/15/51)	264	178,176
3.00%, 07/15/50 (Call 01/15/50)	94	64,463
3.20%, 11/18/29 (Call 08/18/29)(a)	515	461,219
3.40%, 02/15/52 (Call 08/15/51)	75	55,025
ERP Operating LP 2.50%, 02/15/30 (Call 11/15/29)	140	121,855
2.85%, 11/01/26 (Call 08/01/26)	120	113,948
3.00%, 07/01/29 (Call 04/01/29)	64	57,946
3.25%, 08/01/27 (Call 05/01/27)	53	49,922
3.50%, 03/01/28 (Call 12/01/27)(a)	37	34,867
4.00%, 08/01/47 (Call 02/01/47)	27	23,279

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.15%, 12/01/28 (Call 09/01/28)	$28	$27,048
4.50%, 07/01/44 (Call 01/01/44)(a)	159	148,304
4.50%, 06/01/45 (Call 12/01/44)	20	18,366
Essex Portfolio LP 2.65%, 03/15/32 (Call 12/15/31)	40	32,756
3.00%, 01/15/30 (Call 10/15/29)	10	8,747
4.00%, 03/01/29 (Call 12/01/28)	20	18,883
4.50%, 03/15/48 (Call 09/15/47)	47	41,468
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	56	50,026
Federal Realty OP LP 3.25%, 07/15/27 (Call 04/15/27)(a)	95	89,514
4.50%, 12/01/44 (Call 06/01/44)	113	99,040
GLP Capital LP/GLP Financing II Inc. 3.25%, 01/15/32 (Call 10/15/31)(a)	40	32,376
4.00%, 01/15/30 (Call 10/15/29)	126	110,440
4.00%, 01/15/31 (Call 10/15/30)	187	162,789
5.30%, 01/15/29 (Call 10/15/28)	189	183,132
5.75%, 06/01/28 (Call 03/03/28)	168	166,594
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	35	30,095
Healthpeak Properties Inc. 3.00%, 01/15/30 (Call 10/15/29)	193	170,764
3.25%, 07/15/26 (Call 05/15/26)	265	254,413
3.40%, 02/01/25 (Call 11/01/24)(a)	134	130,982
3.50%, 07/15/29 (Call 04/15/29)(a)	249	229,274
4.00%, 06/01/25 (Call 03/01/25)	58	57,321
6.75%, 02/01/41 (Call 08/01/40)	271	301,097
Highwoods Realty LP 3.05%, 02/15/30 (Call 11/15/29)	62	52,840
4.20%, 04/15/29 (Call 01/15/29)(a)	30	27,659
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	137	133,075
Series F, 4.50%, 02/01/26 (Call 11/01/25)	31	30,307
Series H, 3.38%, 12/15/29 (Call 09/15/29)	98	83,541
Series I, 3.50%, 09/15/30 (Call 06/15/30)	145	122,570
Hudson Pacific Properties LP 3.25%, 01/15/30 (Call 10/15/29)	74	62,606
3.95%, 11/01/27 (Call 08/01/27)	24	22,497
4.65%, 04/01/29 (Call 01/01/29)	77	72,362
Kilroy Realty LP 2.50%, 11/15/32 (Call 08/15/32)(a)	220	170,476
3.05%, 02/15/30 (Call 11/15/29)	40	33,861
3.45%, 12/15/24 (Call 09/15/24)	41	40,071
4.25%, 08/15/29 (Call 05/15/29)	230	213,728
4.38%, 10/01/25 (Call 07/01/25)	121	119,233
4.75%, 12/15/28 (Call 09/15/28)	187	179,769
Kimco Realty Corp. 2.80%, 10/01/26 (Call 07/01/26)	51	47,844
3.30%, 02/01/25 (Call 12/01/24)	69	67,349
3.70%, 10/01/49 (Call 04/01/49)	98	75,244
3.80%, 04/01/27 (Call 01/01/27)	6	5,757
4.13%, 12/01/46 (Call 06/01/46)	115	94,657
4.25%, 04/01/45 (Call 10/01/44)	120	99,240
4.45%, 09/01/47 (Call 03/01/47)	38	32,861
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	35	33,285
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	75	68,616
Life Storage LP 3.88%, 12/15/27 (Call 09/15/27)	57	53,822
4.00%, 06/15/29 (Call 03/15/29)	34	31,650

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mid-America Apartments LP 2.75%, 03/15/30 (Call 12/15/29)	$80	$69,566
3.95%, 03/15/29 (Call 12/15/28)	70	66,767
National Retail Properties Inc. 2.50%, 04/15/30 (Call 01/15/30)	7	5,913
3.00%, 04/15/52 (Call 10/15/51)	15	10,082
3.10%, 04/15/50 (Call 10/15/49)	43	29,221
4.30%, 10/15/28 (Call 07/15/28)	2	1,912
4.80%, 10/15/48 (Call 04/15/48)	31	28,278
Omega Healthcare Investors Inc. 3.38%, 02/01/31 (Call 11/01/30)	85	69,219
3.63%, 10/01/29 (Call 07/01/29)	190	162,133
Physicians Realty LP 3.95%, 01/15/28 (Call 10/15/27)	24	22,648
4.30%, 03/15/27 (Call 12/15/26)	117	113,579
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)(a)	37	30,493
Prologis LP 2.13%, 04/15/27 (Call 02/15/27)	88	81,061
2.13%, 10/15/50 (Call 04/15/50)	30	19,040
2.25%, 04/15/30 (Call 01/15/30)	48	41,609
3.00%, 04/15/50 (Call 10/15/49)	308	230,723
3.25%, 10/01/26 (Call 07/01/26)	27	25,973
3.88%, 09/15/28 (Call 06/15/28)(a)	116	112,426
4.38%, 02/01/29 (Call 11/01/28)	131	129,399
4.38%, 09/15/48 (Call 03/15/48)	40	37,374
Realty Income Corp. 3.25%, 06/15/29 (Call 03/15/29)	11	10,135
3.65%, 01/15/28 (Call 10/15/27)	112	107,376
4.65%, 03/15/47 (Call 09/15/46)	53	50,939
Regency Centers LP 2.95%, 09/15/29 (Call 06/15/29)	104	90,654
3.60%, 02/01/27 (Call 11/01/26)(a)	73	69,860
4.13%, 03/15/28 (Call 12/15/27)	40	38,497
4.40%, 02/01/47 (Call 08/01/46)	102	88,100
4.65%, 03/15/49 (Call 09/15/48)	126	112,190
Sabra Health Care LP 3.20%, 12/01/31 (Call 09/01/31)	67	53,223
3.90%, 10/15/29 (Call 07/15/29)	75	65,888
5.13%, 08/15/26 (Call 05/15/26)	334	323,663
Simon Property Group LP 2.45%, 09/13/29 (Call 06/13/29)	53	45,702
3.25%, 09/13/49 (Call 03/13/49)	162	117,729
3.80%, 07/15/50 (Call 01/15/50)	131	105,824
4.25%, 10/01/44 (Call 04/01/44)	70	60,401
4.25%, 11/30/46 (Call 05/30/46)	136	118,706
4.75%, 03/15/42 (Call 09/15/41)	85	79,168
6.75%, 02/01/40 (Call 11/01/39)	91	102,814
SITE Centers Corp. 4.25%, 02/01/26 (Call 11/01/25)	55	53,536
4.70%, 06/01/27 (Call 03/01/27)	25	24,126
Spirit Realty LP 3.40%, 01/15/30 (Call 10/15/29)	81	69,769
4.00%, 07/15/29 (Call 04/15/29)	27	24,498
STORE Capital Corp. 4.50%, 03/15/28 (Call 12/15/27)	25	24,009
4.63%, 03/15/29 (Call 12/15/28)(a)	101	97,794
Tanger Properties LP 3.13%, 09/01/26 (Call 06/01/26)	87	80,796
3.88%, 07/15/27 (Call 04/15/27)	40	36,891

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
UDR Inc. 3.00%, 08/15/31 (Call 05/15/31)	$17	$14,509
3.20%, 01/15/30 (Call 10/15/29)	76	67,227
4.40%, 01/26/29 (Call 10/26/28)	91	87,708
Ventas Realty LP 2.50%, 09/01/31 (Call 06/01/31)	48	39,228
2.65%, 01/15/25 (Call 12/15/24)	70	67,001
3.00%, 01/15/30 (Call 10/15/29)	186	162,079
3.25%, 10/15/26 (Call 07/15/26)	84	79,293
3.50%, 04/15/24 (Call 03/15/24)	20	19,722
3.50%, 02/01/25 (Call 11/01/24)	134	130,675
3.75%, 05/01/24 (Call 02/01/24)	25	24,729
3.85%, 04/01/27 (Call 01/01/27)	118	113,196
4.00%, 03/01/28 (Call 12/01/27)	61	58,120
4.13%, 01/15/26 (Call 10/15/25)	95	93,144
4.38%, 02/01/45 (Call 08/01/44)	131	110,395
4.40%, 01/15/29 (Call 10/15/28)	176	169,650
4.75%, 11/15/30 (Call 08/15/30)	65	63,008
4.88%, 04/15/49 (Call 10/15/48)	213	197,091
5.70%, 09/30/43 (Call 03/30/43)	129	129,317
VICI Properties LP 4.95%, 02/15/30 (Call 12/15/29)	10	9,548
5.13%, 05/15/32 (Call 02/15/32)	15	14,294
5.63%, 05/15/52 (Call 11/15/51)	335	310,093
Welltower Inc. 2.05%, 01/15/29 (Call 11/15/28)	5	4,219
2.70%, 02/15/27 (Call 12/15/26)(a)	72	66,813
2.75%, 01/15/31 (Call 10/15/30)	60	50,417
2.75%, 01/15/32 (Call 10/15/31)	20	16,545
2.80%, 06/01/31 (Call 03/01/31)	185	156,349
3.10%, 01/15/30 (Call 10/15/29)	250	220,083
3.63%, 03/15/24 (Call 02/15/24)	354	350,927
4.00%, 06/01/25 (Call 03/01/25)(a)	388	383,398
4.13%, 03/15/29 (Call 12/15/28)	105	99,712
4.25%, 04/01/26 (Call 01/01/26)	94	93,104
4.25%, 04/15/28 (Call 01/15/28)(a)	214	208,181
4.50%, 01/15/24 (Call 10/15/23)	67	67,178
4.95%, 09/01/48 (Call 03/01/48)	175	164,827
6.50%, 03/15/41 (Call 09/15/40)	322	352,052
Weyerhaeuser Co. 4.00%, 11/15/29 (Call 08/15/29)	271	256,531
4.00%, 04/15/30 (Call 01/15/30)	565	532,569
6.95%, 10/01/27	209	230,048
7.38%, 03/15/32	340	392,554
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	42	38,939

		29,026,896

Retail — 2.4%
AutoNation Inc. 3.80%, 11/15/27 (Call 08/15/27)	226	207,983
4.50%, 10/01/25 (Call 07/01/25)	27	26,871
4.75%, 06/01/30 (Call 03/01/30)	204	191,077
AutoZone Inc. 3.75%, 04/18/29 (Call 01/18/29)	74	69,747
4.00%, 04/15/30 (Call 01/15/30)	4	3,798
Best Buy Co. Inc. 1.95%, 10/01/30 (Call 07/01/30)(a)	2,012	1,610,063
4.45%, 10/01/28 (Call 07/01/28)(a)	2,451	2,405,509
Costco Wholesale Corp. 1.60%, 04/20/30 (Call 01/20/30)	138	116,493
1.75%, 04/20/32 (Call 01/20/32)	121	99,591

96	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	$111	$89,937
Dollar General Corp. 3.50%, 04/03/30 (Call 01/03/30)(a)	110	101,464
4.13%, 05/01/28 (Call 02/01/28)	64	62,956
4.13%, 04/03/50 (Call 10/03/49)	197	165,921
Dollar Tree Inc. 3.38%, 12/01/51 (Call 06/01/51)	20	14,177
4.20%, 05/15/28 (Call 02/15/28)(a)	268	261,228
Home Depot Inc. (The) 2.13%, 09/15/26 (Call 06/15/26)	254	238,069
2.38%, 03/15/51 (Call 09/15/50)	25	16,525
2.50%, 04/15/27 (Call 02/15/27)	623	588,068
2.70%, 04/15/30 (Call 01/15/30)	192	173,082
2.75%, 09/15/51 (Call 03/15/51)	40	28,550
2.80%, 09/14/27 (Call 06/14/27)	490	465,495
2.95%, 06/15/29 (Call 03/15/29)	347	322,700
3.00%, 04/01/26 (Call 01/01/26)	225	218,788
3.13%, 12/15/49 (Call 06/15/49)	302	231,272
3.30%, 04/15/40 (Call 10/15/39)	201	168,788
3.35%, 09/15/25 (Call 06/15/25)	308	304,886
3.35%, 04/15/50 (Call 10/15/49)	217	172,832
3.50%, 09/15/56 (Call 03/15/56)	509	407,022
3.63%, 04/15/52 (Call 10/15/51)	85	71,253
3.75%, 02/15/24 (Call 11/15/23)	110	110,190
3.90%, 12/06/28 (Call 09/06/28)	328	325,018
3.90%, 06/15/47 (Call 12/15/46)	186	164,389
4.20%, 04/01/43 (Call 10/01/42)	170	156,369
4.25%, 04/01/46 (Call 10/01/45)	373	345,424
4.40%, 03/15/45 (Call 09/15/44)	243	229,501
4.50%, 12/06/48 (Call 06/06/48)	281	270,828
4.88%, 02/15/44 (Call 08/15/43)	277	277,316
5.40%, 09/15/40 (Call 03/15/40)	397	423,805
5.88%, 12/16/36	506	568,526
5.95%, 04/01/41 (Call 10/01/40)	55	62,204
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	163	114,408
Lowe’s Companies Inc. 1.70%, 10/15/30 (Call 07/15/30)	15	12,028
2.50%, 04/15/26 (Call 01/15/26)	73	69,467
2.63%, 04/01/31 (Call 01/01/31)	342	293,272
3.00%, 10/15/50 (Call 04/15/50)	100	68,591
3.10%, 05/03/27 (Call 02/03/27)	352	334,791
3.13%, 09/15/24 (Call 06/15/24)	126	124,018
3.38%, 09/15/25 (Call 06/15/25)	82	80,337
3.65%, 04/05/29 (Call 01/05/29)	295	279,108
3.70%, 04/15/46 (Call 10/15/45)	372	294,806
3.75%, 04/01/32 (Call 01/01/32)(a)	20	18,496
3.88%, 09/15/23 (Call 06/15/23)	160	160,077
4.00%, 04/15/25 (Call 03/15/25)	190	189,951
4.05%, 05/03/47 (Call 11/03/46)	432	359,178
4.25%, 04/01/52 (Call 10/01/51)	95	81,045
4.38%, 09/15/45 (Call 03/15/45)(a)	208	179,038
4.45%, 04/01/62 (Call 10/01/61)	180	151,565
4.50%, 04/15/30 (Call 01/15/30)	272	269,285
4.55%, 04/05/49 (Call 10/05/48)	72	64,166
4.65%, 04/15/42 (Call 10/15/41)	246	225,762
5.00%, 04/15/40 (Call 10/15/39)	284	274,506
5.13%, 04/15/50 (Call 10/15/49)(a)	255	248,462
5.50%, 10/15/35	363	372,540
6.50%, 03/15/29	47	51,655

Security	Par (000)	Value

Retail (continued)
McDonald’s Corp. 2.13%, 03/01/30 (Call 12/01/29)(a)	$63	$54,121
2.63%, 09/01/29 (Call 06/01/29)(a)	6	5,395
3.50%, 07/01/27 (Call 05/01/27)	78	75,665
3.60%, 07/01/30 (Call 04/01/30)	44	41,773
3.63%, 09/01/49 (Call 03/01/49)	230	186,507
3.70%, 02/15/42	124	103,344
3.80%, 04/01/28 (Call 01/01/28)	24	23,543
4.20%, 04/01/50 (Call 10/01/49)	112	99,729
4.45%, 03/01/47 (Call 09/01/46)	138	127,676
4.45%, 09/01/48 (Call 03/01/48)	160	147,640
4.60%, 05/26/45 (Call 11/26/44)	124	115,928
4.70%, 12/09/35 (Call 06/09/35)	77	76,416
4.88%, 07/15/40	218	213,339
4.88%, 12/09/45 (Call 06/09/45)	249	242,621
5.70%, 02/01/39	222	236,978
6.30%, 10/15/37	197	222,488
6.30%, 03/01/38	182	207,247
O’Reilly Automotive Inc. 3.90%, 06/01/29 (Call 03/01/29)	47	44,509
4.20%, 04/01/30 (Call 01/01/30)	114	109,611
Starbucks Corp. 2.25%, 03/12/30 (Call 12/12/29)	76	64,579
3.35%, 03/12/50 (Call 09/12/49)	132	98,666
3.50%, 03/01/28 (Call 12/01/27)(a)	84	80,836
3.50%, 11/15/50 (Call 05/15/50)	279	215,020
3.55%, 08/15/29 (Call 05/15/29)	47	44,262
3.75%, 12/01/47 (Call 06/01/47)	148	120,133
4.00%, 11/15/28 (Call 08/15/28)	70	68,699
4.30%, 06/15/45 (Call 12/15/44)	82	72,213
4.45%, 08/15/49 (Call 02/15/49)	298	266,469
4.50%, 11/15/48 (Call 05/15/48)	222	201,221
Target Corp. 2.25%, 04/15/25 (Call 03/15/25)	423	406,406
2.35%, 02/15/30 (Call 11/15/29)	406	357,459
2.50%, 04/15/26	260	249,418
2.65%, 09/15/30 (Call 06/15/30)	400	356,900
3.38%, 04/15/29 (Call 01/15/29)	490	470,699
3.50%, 07/01/24	305	304,414
3.63%, 04/15/46	356	303,486
3.90%, 11/15/47 (Call 05/15/47)	331	294,166
4.00%, 07/01/42	115	106,192
6.35%, 11/01/32	60	69,157
6.50%, 10/15/37	95	111,159
7.00%, 01/15/38	60	73,957
TJX Companies Inc. (The) 2.25%, 09/15/26 (Call 06/15/26)	186	175,236
3.88%, 04/15/30 (Call 01/15/30)	92	89,435
4.50%, 04/15/50 (Call 10/15/49)(a)	214	212,093
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	246	194,448
Walgreens Boots Alliance Inc. 4.10%, 04/15/50 (Call 10/15/49)	366	290,037
4.80%, 11/18/44 (Call 05/18/44)(a)	300	264,822

		23,980,379

Semiconductors — 2.8%
Altera Corp., 4.10%, 11/15/23	168	168,858
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	12	12,602
Applied Materials Inc. 1.75%, 06/01/30 (Call 03/01/30)	280	235,096
2.75%, 06/01/50 (Call 12/01/49)	227	169,042

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.30%, 04/01/27 (Call 01/01/27)(a)	$558	$545,841
3.90%, 10/01/25 (Call 07/01/25)	503	504,046
4.35%, 04/01/47 (Call 10/01/46)(a)	316	304,757
5.10%, 10/01/35 (Call 04/01/35)	268	282,279
5.85%, 06/15/41	197	225,313
Broadcom Inc. 3.14%, 11/15/35 (Call 08/15/35)(c)	295	223,648
3.19%, 11/15/36 (Call 08/15/36)(c)	124	91,993
3.42%, 04/15/33 (Call 01/15/33)(c)	349	287,838
3.47%, 04/15/34 (Call 01/15/34)(c)	97	78,605
3.50%, 02/15/41 (Call 08/15/40)(c)	343	257,936
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	777	573,504
4.15%, 11/15/30 (Call 08/15/30)	198	180,568
4.30%, 11/15/32 (Call 08/15/32)	272	245,328
4.93%, 05/15/37 (Call 02/15/37)(a)(c)	1,265	1,128,658
5.00%, 04/15/30 (Call 01/15/30)(a)	12	11,730
Intel Corp. 2.45%, 11/15/29 (Call 08/15/29)	349	306,419
2.60%, 05/19/26 (Call 02/19/26)	326	312,226
2.70%, 06/17/24 (Call 04/17/24)(a)	10	9,808
2.88%, 05/11/24 (Call 03/11/24)	693	683,901
3.05%, 08/12/51 (Call 02/12/51)	145	104,180
3.10%, 02/15/60 (Call 08/15/59)	70	47,918
3.15%, 05/11/27 (Call 02/11/27)	293	282,625
3.20%, 08/12/61 (Call 02/12/61)	88	61,866
3.25%, 11/15/49 (Call 05/15/49)	493	367,241
3.40%, 03/25/25 (Call 02/25/25)(a)	677	668,774
3.70%, 07/29/25 (Call 04/29/25)	558	555,444
3.73%, 12/08/47 (Call 06/08/47)	278	226,873
3.75%, 03/25/27 (Call 01/25/27)	275	271,568
3.75%, 08/05/27	50	49,103
3.90%, 03/25/30 (Call 12/25/29)	235	227,252
4.00%, 08/05/29	50	48,624
4.00%, 12/15/32	540	518,940
4.10%, 05/19/46 (Call 11/19/45)(a)	311	274,918
4.10%, 05/11/47 (Call 11/11/46)	180	157,732
4.25%, 12/15/42(a)	92	82,747
4.60%, 03/25/40 (Call 09/25/39)	136	129,574
4.75%, 03/25/50 (Call 09/25/49)	279	266,213
4.80%, 10/01/41(a)	75	73,601
4.90%, 07/29/45 (Call 01/29/45)(a)	535	523,711
4.90%, 08/05/52	25	24,384
4.95%, 03/25/60 (Call 09/25/59)	369	352,288
5.05%, 08/05/62	25	24,237
KLA Corp. 3.30%, 03/01/50 (Call 08/28/49)	33	25,815
5.00%, 03/15/49 (Call 09/15/48)	100	101,000
5.25%, 07/15/62 (Call 01/15/62)	100	101,915
Lam Research Corp. 2.88%, 06/15/50 (Call 12/15/49)(a)	241	176,998
3.13%, 06/15/60 (Call 12/15/59)	182	133,621
3.75%, 03/15/26 (Call 01/15/26)	944	940,649
3.80%, 03/15/25 (Call 12/15/24)	197	196,094
4.00%, 03/15/29 (Call 12/15/28)	383	376,363
4.88%, 03/15/49 (Call 09/15/48)	241	246,755
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	160	153,387
Micron Technology Inc. 3.48%, 11/01/51 (Call 05/01/51)	45	29,948
4.66%, 02/15/30 (Call 11/15/29)	300	282,360

Security	Par (000)	Value

Semiconductors (continued)
5.33%, 02/06/29 (Call 11/06/28)	$363	$358,190
NVIDIA Corp. 2.00%, 06/15/31 (Call 03/15/31)	880	743,142
2.85%, 04/01/30 (Call 01/01/30)	1,671	1,509,782
3.20%, 09/16/26 (Call 06/16/26)	2,682	2,640,134
3.50%, 04/01/40 (Call 10/01/39)	423	364,059
3.50%, 04/01/50 (Call 10/01/49)	497	413,847
3.70%, 04/01/60 (Call 10/01/59)	290	236,886
NXP BV/NXP Funding LLC/NXP USA Inc. 2.50%, 05/11/31 (Call 02/11/31)	635	512,604
2.65%, 02/15/32 (Call 11/15/31)	75	60,562
3.25%, 05/11/41 (Call 11/11/40)	25	18,091
3.25%, 11/30/51 (Call 05/30/51)	125	84,895
4.30%, 06/18/29 (Call 03/18/29)	447	422,245
4.40%, 06/01/27 (Call 05/01/27)	30	29,107
5.00%, 01/15/33 (Call 10/15/32)(a)	135	130,630
QUALCOMM Inc. 4.30%, 05/20/47 (Call 11/20/46)	250	234,602
4.80%, 05/20/45 (Call 11/20/44)	192	193,373
Texas Instruments Inc. 1.38%, 03/12/25 (Call 02/12/25)	571	538,339
1.75%, 05/04/30 (Call 02/04/30)	420	357,491
1.90%, 09/15/31 (Call 06/15/31)	235	197,964
2.25%, 09/04/29 (Call 06/04/29)	563	501,813
2.63%, 05/15/24 (Call 03/15/24)	366	359,891
2.70%, 09/15/51 (Call 03/15/51)	230	171,927
2.90%, 11/03/27 (Call 08/03/27)	418	398,496
3.65%, 08/16/32	200	193,252
3.88%, 03/15/39 (Call 09/15/38)	217	202,912
4.10%, 08/16/52	95	90,646
4.15%, 05/15/48 (Call 11/15/47)	521	497,732
TSMC Arizona Corp. 2.50%, 10/25/31 (Call 07/25/31)	1,265	1,070,835
3.25%, 10/25/51 (Call 04/25/51)(a)	130	103,643

		27,581,804

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc. 3.48%, 12/01/27 (Call 09/01/27)	164	152,474
3.84%, 05/01/25 (Call 04/01/25)	472	461,824
4.20%, 05/01/30 (Call 02/01/30)	235	218,860

		833,158

Software — 3.9%
Activision Blizzard Inc. 2.50%, 09/15/50 (Call 03/15/50)	162	108,454
3.40%, 06/15/27 (Call 03/15/27)	135	130,124
4.50%, 06/15/47 (Call 12/15/46)	305	289,607
Adobe Inc. 1.90%, 02/01/25 (Call 01/01/25)	349	334,537
2.15%, 02/01/27 (Call 12/01/26)	748	700,270
2.30%, 02/01/30 (Call 11/01/29)	1,968	1,742,290
3.25%, 02/01/25 (Call 11/01/24)	1,604	1,587,880
Autodesk Inc. 2.85%, 01/15/30 (Call 10/15/29)	304	269,648
3.50%, 06/15/27 (Call 03/15/27)	603	580,201
4.38%, 06/15/25 (Call 03/15/25)	373	375,342
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	226	227,444

98	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Citrix Systems Inc. 3.30%, 03/01/30 (Call 12/01/29)	$179	$175,757
4.50%, 12/01/27 (Call 09/01/27)	628	626,317
Electronic Arts Inc. 2.95%, 02/15/51 (Call 08/15/50)	385	280,638
4.80%, 03/01/26 (Call 12/01/25)	462	469,900
Fidelity National Information Services Inc. 4.50%, 08/15/46 (Call 02/15/46)	52	45,053
5.10%, 07/15/32 (Call 04/15/32)	15	14,962
5.63%, 07/15/52 (Call 01/15/52)	50	49,672
Fiserv Inc. 3.50%, 07/01/29 (Call 04/01/29)	367	335,423
4.40%, 07/01/49 (Call 01/01/49)	255	220,391
Microsoft Corp. 2.00%, 08/08/23 (Call 06/08/23)	1,414	1,393,808
2.40%, 08/08/26 (Call 05/08/26)	1,519	1,451,404
2.53%, 06/01/50 (Call 12/01/49)	543	395,532
2.68%, 06/01/60 (Call 12/01/59)	507	360,665
2.70%, 02/12/25 (Call 11/12/24)	1,584	1,557,420
2.88%, 02/06/24 (Call 12/06/23)	1,190	1,178,088
2.92%, 03/17/52 (Call 09/17/51)	1,580	1,246,209
3.04%, 03/17/62 (Call 09/17/61)	250	191,368
3.13%, 11/03/25 (Call 08/03/25)	2,090	2,056,184
3.30%, 02/06/27 (Call 11/06/26)	1,544	1,518,539
3.45%, 08/08/36 (Call 02/08/36)	223	210,004
3.50%, 02/12/35 (Call 08/12/34)(a)	750	717,855
3.50%, 11/15/42	170	152,165
3.63%, 12/15/23 (Call 09/15/23)	1,007	1,009,175
3.70%, 08/08/46 (Call 02/08/46)	495	455,786
3.75%, 02/12/45 (Call 08/12/44)(a)	590	539,419
3.95%, 08/08/56 (Call 02/08/56)	350	326,655
4.00%, 02/12/55 (Call 08/12/54)	60	56,448
4.10%, 02/06/37 (Call 08/06/36)	290	291,244
4.20%, 11/03/35 (Call 05/03/35)	245	249,187
4.25%, 02/06/47 (Call 08/06/46)	230	230,131
4.45%, 11/03/45 (Call 05/03/45)	275	281,347
4.50%, 10/01/40(a)	110	112,809
4.50%, 02/06/57 (Call 08/06/56)	150	155,102
5.30%, 02/08/41	25	28,243
Oracle Corp. 2.95%, 04/01/30 (Call 01/01/30)	250	213,088
3.25%, 05/15/30 (Call 02/15/30)	282	245,213
3.60%, 04/01/40 (Call 10/01/39)	270	196,657
3.60%, 04/01/50 (Call 10/01/49)	569	387,751
3.80%, 11/15/37 (Call 05/15/37)	287	223,648
3.85%, 07/15/36 (Call 01/15/36)	261	208,145
3.85%, 04/01/60 (Call 10/01/59)	670	444,779
3.90%, 05/15/35 (Call 11/15/34)	341	277,390
3.95%, 03/25/51 (Call 09/25/50)	379	272,584
4.00%, 07/15/46 (Call 01/15/46)	646	472,743
4.00%, 11/15/47 (Call 05/15/47)	373	270,701
4.10%, 03/25/61 (Call 09/25/60)	332	231,490
4.13%, 05/15/45 (Call 11/15/44)	486	362,702
4.30%, 07/08/34 (Call 01/08/34)	452	393,828
4.38%, 05/15/55 (Call 11/15/54)	427	320,019
4.50%, 07/08/44 (Call 01/08/44)	182	145,707
5.38%, 07/15/40	516	465,004
6.13%, 07/08/39	239	236,235
6.50%, 04/15/38	217	223,026

Security	Par (000)	Value

Software (continued)
Roper Technologies Inc. 2.35%, 09/15/24 (Call 08/15/24)	$159	$153,356
2.95%, 09/15/29 (Call 06/15/29)	26	22,915
3.80%, 12/15/26 (Call 09/15/26)	254	248,587
3.85%, 12/15/25 (Call 09/15/25)	107	105,042
4.20%, 09/15/28 (Call 06/15/28)	154	150,307
salesforce.com Inc. 2.90%, 07/15/51 (Call 01/15/51)	278	205,598
3.05%, 07/15/61 (Call 01/15/61)	273	195,771
3.70%, 04/11/28 (Call 01/11/28)	4,647	4,596,208
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	300	235,584
VMware Inc. 3.90%, 08/21/27 (Call 05/21/27)	522	498,390
4.50%, 05/15/25 (Call 04/15/25)	405	404,587
4.65%, 05/15/27 (Call 03/15/27)	707	701,203
4.70%, 05/15/30 (Call 02/15/30)	562	533,316

		38,370,271

Telecommunications — 4.1%
America Movil SAB de CV 4.38%, 07/16/42	10	8,969
4.38%, 04/22/49 (Call 10/22/48)(a)	32	29,314
6.13%, 11/15/37	30	32,293
6.13%, 03/30/40	270	295,933
AT&T Inc. 3.30%, 02/01/52 (Call 08/01/51)	300	216,246
3.50%, 09/15/53 (Call 03/15/53)	900	668,475
3.50%, 02/01/61 (Call 08/01/60)	715	510,910
3.55%, 09/15/55 (Call 03/15/55)	1,105	807,357
3.65%, 06/01/51 (Call 12/01/50)	350	267,648
3.65%, 09/15/59 (Call 03/15/59)	918	665,265
3.80%, 12/01/57 (Call 06/01/57)	898	679,041
3.85%, 06/01/60 (Call 12/01/59)	662	497,102
4.10%, 02/15/28 (Call 11/15/27)	85	82,796
4.30%, 02/15/30 (Call 11/15/29)	47	45,199
4.30%, 12/15/42 (Call 06/15/42)	545	472,466
4.35%, 03/01/29 (Call 12/01/28)	10	9,745
4.35%, 06/15/45 (Call 12/15/44)(a)	160	136,973
4.50%, 05/15/35 (Call 11/15/34)	539	506,019
4.50%, 03/09/48 (Call 09/09/47)	361	313,388
4.55%, 03/09/49 (Call 09/09/48)	231	206,128
4.65%, 06/01/44 (Call 12/01/43)	92	82,308
4.75%, 05/15/46 (Call 11/15/45)	406	373,451
4.80%, 06/15/44 (Call 12/15/43)	32	29,421
4.85%, 03/01/39 (Call 09/01/38)	300	282,000
4.90%, 08/15/37 (Call 02/14/37)	63	61,496
5.15%, 03/15/42	162	155,826
5.15%, 11/15/46 (Call 05/15/46)	130	126,044
5.15%, 02/15/50 (Call 08/14/49)	146	140,932
5.25%, 03/01/37 (Call 09/01/36)	183	183,445
5.35%, 09/01/40	262	259,097
5.45%, 03/01/47 (Call 09/01/46)	55	55,839
5.55%, 08/15/41(a)	47	47,554
5.65%, 02/15/47 (Call 08/15/46)	85	88,790
5.70%, 03/01/57 (Call 09/01/56)	159	165,408
6.00%, 08/15/40 (Call 05/15/40)	158	167,219
6.30%, 01/15/38	40	44,362
6.38%, 03/01/41	40	43,984
6.55%, 02/15/39	5	5,605
Bell Telephone Co. of Canada or Bell Canada (The) 3.65%, 08/15/52 (Call 02/15/52)	45	35,564

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.30%, 07/29/49 (Call 01/29/49)	$103	$91,156
4.46%, 04/01/48 (Call 10/01/47)(a)	101	92,525
British Telecommunications PLC 4.50%, 12/04/23 (Call 11/04/23)	407	407,391
5.13%, 12/04/28 (Call 09/04/28)	732	720,105
9.63%, 12/15/30	1,178	1,449,529
Cisco Systems Inc. 2.50%, 09/20/26 (Call 06/20/26)(a)	529	507,861
2.95%, 02/28/26(a)	596	583,335
3.50%, 06/15/25	451	450,202
5.50%, 01/15/40	634	691,314
5.90%, 02/15/39	637	723,288
Corning Inc. 3.90%, 11/15/49 (Call 05/15/49)	99	77,020
4.38%, 11/15/57 (Call 05/15/57)	130	106,838
4.70%, 03/15/37	25	23,559
4.75%, 03/15/42	11	10,209
5.35%, 11/15/48 (Call 05/15/48)(a)	81	79,808
5.45%, 11/15/79 (Call 05/19/79)	212	194,654
5.75%, 08/15/40	65	67,291
5.85%, 11/15/68 (Call 05/15/68)	66	63,439
Deutsche Telekom International Finance BV 8.75%, 06/15/30	320	393,901
9.25%, 06/01/32	100	131,856
Juniper Networks Inc. 3.75%, 08/15/29 (Call 05/15/29)(a)	57	51,796
5.95%, 03/15/41	55	52,785
Koninklijke KPN NV, 8.38%, 10/01/30	1,754	2,034,868
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	180	143,185
4.00%, 09/01/24	67	66,479
4.60%, 02/23/28 (Call 11/23/27)	51	50,177
4.60%, 05/23/29 (Call 02/23/29)	127	122,368
5.50%, 09/01/44	242	226,723
Orange SA 5.38%, 01/13/42	600	620,376
5.50%, 02/06/44 (Call 08/06/43)	275	289,809
9.00%, 03/01/31	249	318,195
Rogers Communications Inc. 2.90%, 11/15/26 (Call 08/15/26)	71	66,701
3.63%, 12/15/25 (Call 09/15/25)	169	163,469
3.70%, 11/15/49 (Call 05/15/49)(a)	280	212,895
4.30%, 02/15/48 (Call 08/15/47)	108	89,703
4.35%, 05/01/49 (Call 11/01/48)	243	203,680
4.50%, 03/15/43 (Call 09/15/42)	170	146,535
4.55%, 03/15/52 (Call 09/15/51)(a)(c)	215	189,288
5.00%, 03/15/44 (Call 09/15/43)	262	239,604
5.45%, 10/01/43 (Call 04/01/43)	225	219,523
7.50%, 08/15/38	90	107,771
Telefonica Emisiones SA 4.10%, 03/08/27	377	365,739
4.67%, 03/06/38	135	116,734
4.90%, 03/06/48	133	110,560
5.21%, 03/08/47	583	503,030
5.52%, 03/01/49 (Call 09/01/48)	232	208,146
7.05%, 06/20/36	508	554,314
Telefonica Europe BV, 8.25%, 09/15/30	389	454,679
TELUS Corp. 2.80%, 02/16/27 (Call 11/16/26)	612	574,974
3.70%, 09/15/27 (Call 06/15/27)(a)	656	638,832

Security	Par (000)	Value

Telecommunications (continued)
4.30%, 06/15/49 (Call 12/15/48)	$207	$184,201
4.60%, 11/16/48 (Call 05/16/48)	374	348,344
T-Mobile USA Inc. 3.00%, 02/15/41 (Call 08/15/40)	280	203,017
3.30%, 02/15/51 (Call 08/15/50)	651	465,029
3.40%, 10/15/52 (Call 04/15/52)	195	141,182
3.60%, 11/15/60 (Call 05/15/60)	414	298,183
3.75%, 04/15/27 (Call 02/15/27)	18	17,266
3.88%, 04/15/30 (Call 01/15/30)	589	544,442
4.38%, 04/15/40 (Call 10/15/39)	362	319,516
4.50%, 04/15/50 (Call 10/15/49)	602	524,938
Verizon Communications Inc. 2.63%, 08/15/26	121	114,092
2.88%, 11/20/50 (Call 05/20/50)	526	361,720
2.99%, 10/30/56 (Call 04/30/56)	1,018	685,592
3.00%, 03/22/27 (Call 01/22/27)	90	85,273
3.00%, 11/20/60 (Call 05/20/60)	380	253,316
3.15%, 03/22/30 (Call 12/22/29)	33	29,621
3.38%, 02/15/25	294	290,146
3.55%, 03/22/51 (Call 09/22/50)	740	581,529
3.70%, 03/22/61 (Call 09/22/60)	803	619,699
3.85%, 11/01/42 (Call 05/01/42)	348	291,836
3.88%, 02/08/29 (Call 11/08/28)	297	285,399
4.00%, 03/22/50 (Call 09/22/49)(a)	136	115,788
4.02%, 12/03/29 (Call 09/03/29)	4	3,837
4.13%, 03/16/27	139	138,144
4.13%, 08/15/46	255	224,867
4.27%, 01/15/36	683	630,969
4.33%, 09/21/28	21	20,716
4.40%, 11/01/34 (Call 05/01/34)	653	617,509
4.50%, 08/10/33	713	687,938
4.52%, 09/15/48	170	158,187
4.67%, 03/15/55(a)	150	140,973
4.75%, 11/01/41	291	276,278
4.81%, 03/15/39	398	387,787
4.86%, 08/21/46	692	676,049
5.01%, 04/15/49	65	64,538
5.01%, 08/21/54	65	65,029
5.25%, 03/16/37	677	689,504
5.50%, 03/16/47(a)	122	129,427
5.85%, 09/15/35	40	42,330
6.40%, 09/15/33	10	11,058
6.55%, 09/15/43	25	29,949
7.75%, 12/01/30(a)	40	47,502
Vodafone Group PLC 3.75%, 01/16/24	25	25,010
4.13%, 05/30/25	436	434,452
4.25%, 09/17/50	284	230,994
4.38%, 05/30/28	532	525,722
4.38%, 02/19/43	282	241,378
4.88%, 06/19/49	141	125,463
5.00%, 05/30/38	126	119,437
5.13%, 06/19/59	120	108,832
5.25%, 05/30/48	749	699,993
6.15%, 02/27/37	340	356,521
6.25%, 11/30/32	118	126,364
7.88%, 02/15/30	242	280,885

		39,885,602

100	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies — 0.2%
Hasbro Inc. 3.00%, 11/19/24 (Call 10/19/24)	$236	$229,732
3.50%, 09/15/27 (Call 06/15/27)(a)	387	364,670
3.55%, 11/19/26 (Call 09/19/26)	597	568,541
3.90%, 11/19/29 (Call 08/19/29)	390	358,851
5.10%, 05/15/44 (Call 11/15/43)	397	354,834
6.35%, 03/15/40	248	254,738

		2,131,366

Transportation — 2.2%
Burlington Northern Santa Fe LLC 3.05%, 02/15/51 (Call 08/15/50)	149	114,232
3.55%, 02/15/50 (Call 08/15/49)	138	115,572
3.90%, 08/01/46 (Call 02/01/46)	160	141,082
4.05%, 06/15/48 (Call 12/15/47)	220	199,978
4.13%, 06/15/47 (Call 12/15/46)	40	36,878
4.15%, 04/01/45 (Call 10/01/44)	173	157,728
4.15%, 12/15/48 (Call 06/15/48)	139	128,019
4.38%, 09/01/42 (Call 03/01/42)	65	61,293
4.40%, 03/15/42 (Call 09/15/41)	84	79,278
4.45%, 03/15/43 (Call 09/15/42)	146	139,709
4.55%, 09/01/44 (Call 03/01/44)	132	127,380
4.70%, 09/01/45 (Call 03/01/45)	108	105,368
4.90%, 04/01/44 (Call 10/01/43)	177	177,083
4.95%, 09/15/41 (Call 03/15/41)	63	63,652
5.05%, 03/01/41 (Call 09/01/40)	80	82,061
5.15%, 09/01/43 (Call 03/01/43)	164	170,526
5.40%, 06/01/41 (Call 12/01/40)	70	74,352
5.75%, 05/01/40 (Call 11/01/39)	61	67,016
6.15%, 05/01/37	40	45,918
Canadian National Railway Co. 2.45%, 05/01/50 (Call 11/01/49)	50	34,137
3.20%, 08/02/46 (Call 02/02/46)(a)	355	279,832
3.65%, 02/03/48 (Call 08/03/47)	511	432,843
3.85%, 08/05/32	50	48,389
4.40%, 08/05/52	40	38,258
4.45%, 01/20/49 (Call 07/20/48)	410	393,784
6.20%, 06/01/36	183	207,271
6.25%, 08/01/34	37	42,103
6.38%, 11/15/37	142	162,317
6.90%, 07/15/28	107	121,048
Canadian Pacific Railway Co. 2.05%, 03/05/30 (Call 12/05/29)	192	162,747
2.90%, 02/01/25 (Call 11/01/24)	107	103,916
3.10%, 12/02/51 (Call 06/02/51)	260	192,296
4.00%, 06/01/28 (Call 03/01/28)(a)	204	200,034
4.80%, 09/15/35 (Call 03/15/35)	63	62,403
4.80%, 08/01/45 (Call 02/01/45)	90	87,371
5.95%, 05/15/37	136	149,128
6.13%, 09/15/2115 (Call 03/15/2115)	74	77,799
7.13%, 10/15/31(a)	55	63,703
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	880	849,798
CSX Corp. 2.40%, 02/15/30 (Call 11/15/29)	91	79,478
2.60%, 11/01/26 (Call 08/01/26)	75	70,958
3.25%, 06/01/27 (Call 03/01/27)	59	56,817
3.35%, 11/01/25 (Call 08/01/25)	84	82,154
3.35%, 09/15/49 (Call 03/15/49)	201	157,883
3.80%, 03/01/28 (Call 12/01/27)	46	45,009
3.80%, 11/01/46 (Call 05/01/46)	218	185,568

Security	Par (000)	Value

Transportation (continued)
3.80%, 04/15/50 (Call 10/15/49)	$81	$68,346
3.95%, 05/01/50 (Call 11/01/49)	299	259,227
4.10%, 03/15/44 (Call 09/15/43)	266	235,782
4.25%, 03/15/29 (Call 12/15/28)	73	72,336
4.25%, 11/01/66 (Call 05/01/66)	137	117,219
4.30%, 03/01/48 (Call 09/01/47)	400	365,040
4.40%, 03/01/43 (Call 09/01/42)	189	172,706
4.50%, 03/15/49 (Call 09/15/48)	123	115,281
4.50%, 08/01/54 (Call 02/01/54)	95	88,061
4.65%, 03/01/68 (Call 09/01/67)	20	18,403
4.75%, 05/30/42 (Call 11/30/41)	169	162,691
4.75%, 11/15/48 (Call 05/15/48)	139	135,675
5.50%, 04/15/41 (Call 10/15/40)	103	108,626
6.00%, 10/01/36	81	88,799
6.15%, 05/01/37	125	140,015
6.22%, 04/30/40	60	68,320
FedEx Corp. 3.10%, 08/05/29 (Call 05/05/29)	139	127,067
3.40%, 02/15/28 (Call 11/15/27)	50	47,871
3.88%, 08/01/42	67	56,069
3.90%, 02/01/35	85	77,360
4.05%, 02/15/48 (Call 08/15/47)	177	149,549
4.10%, 04/15/43	47	40,148
4.10%, 02/01/45	282	238,290
4.20%, 10/17/28 (Call 07/17/28)	156	153,228
4.25%, 05/15/30 (Call 02/15/30)(a)	24	23,446
4.40%, 01/15/47 (Call 07/15/46)	183	161,807
4.55%, 04/01/46 (Call 10/01/45)	189	169,697
4.75%, 11/15/45 (Call 05/15/45)	303	280,860
4.90%, 01/15/34(a)	74	74,528
4.95%, 10/17/48 (Call 04/17/48)	202	192,603
5.10%, 01/15/44	153	147,991
5.25%, 05/15/50 (Call 11/15/49)(a)	83	82,143
Kansas City Southern 2.88%, 11/15/29 (Call 08/15/29)	308	276,806
3.50%, 05/01/50 (Call 11/01/49)	315	245,366
4.20%, 11/15/69 (Call 05/15/69)(a)	210	172,759
4.30%, 05/15/43 (Call 11/15/42)	207	182,263
4.70%, 05/01/48 (Call 11/01/47)	336	317,003
4.95%, 08/15/45 (Call 02/15/45)	146	140,583
Norfolk Southern Corp. 2.55%, 11/01/29 (Call 08/01/29)	58	51,510
2.90%, 06/15/26 (Call 03/15/26)	58	55,388
2.90%, 08/25/51 (Call 02/25/51)	60	43,009
3.15%, 06/01/27 (Call 03/01/27)	94	89,487
3.16%, 05/15/55 (Call 11/15/54)	105	75,990
3.40%, 11/01/49 (Call 05/01/49)	229	179,605
3.65%, 08/01/25 (Call 06/01/25)	53	52,354
3.70%, 03/15/53 (Call 09/15/52)	180	147,339
3.80%, 08/01/28 (Call 05/01/28)	85	82,887
3.85%, 01/15/24 (Call 10/15/23)(a)	40	39,997
3.94%, 11/01/47 (Call 05/01/47)	244	211,594
3.95%, 10/01/42 (Call 04/01/42)	93	81,357
4.05%, 08/15/52 (Call 02/15/52)	325	282,376
4.10%, 05/15/49 (Call 11/15/48)	289	255,791
4.10%, 05/15/2121 (Call 11/15/2120)	110	81,950
4.15%, 02/28/48 (Call 08/28/47)	193	172,474
4.45%, 06/15/45 (Call 12/15/44)	103	95,702
4.65%, 01/15/46 (Call 07/15/45)	123	117,791
4.84%, 10/01/41	108	105,807

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
7.80%, 05/15/27	$10	$11,404
Ryder System Inc. 2.50%, 09/01/24 (Call 08/01/24)	237	229,089
2.85%, 03/01/27 (Call 02/01/27)	45	41,553
2.90%, 12/01/26 (Call 10/01/26)	264	244,805
3.65%, 03/18/24 (Call 02/18/24)(a)	226	223,971
3.88%, 12/01/23 (Call 11/01/23)	196	195,194
4.63%, 06/01/25 (Call 05/01/25)	460	459,466
Union Pacific Corp. 2.40%, 02/05/30 (Call 11/05/29)	136	119,919
2.95%, 03/10/52 (Call 09/10/51)	40	29,422
3.25%, 02/05/50 (Call 08/05/49)	372	293,385
3.35%, 08/15/46 (Call 02/15/46)	63	50,637
3.38%, 02/01/35 (Call 08/01/34)	130	115,523
3.50%, 02/14/53 (Call 08/14/52)	470	381,428
3.55%, 08/15/39 (Call 02/15/39)	137	118,693
3.55%, 05/20/61 (Call 11/20/60)	25	19,751
3.60%, 09/15/37 (Call 03/15/37)	82	73,119
3.70%, 03/01/29 (Call 12/01/28)	9	8,759
3.75%, 02/05/70 (Call 08/05/69)	148	118,333
3.80%, 10/01/51 (Call 04/01/51)	276	237,564
3.80%, 04/06/71 (Call 10/06/70)	220	176,755
3.84%, 03/20/60 (Call 09/20/59)	170	142,790
3.85%, 02/14/72 (Call 08/14/71)(a)	77	62,704
3.88%, 02/01/55 (Call 08/01/54)(a)	183	157,715
3.95%, 09/10/28 (Call 06/10/28)	318	313,567
3.95%, 08/15/59 (Call 02/15/59)	203	174,420
4.00%, 04/15/47 (Call 10/15/46)	238	211,442
4.05%, 11/15/45 (Call 05/15/45)	67	58,867
4.05%, 03/01/46 (Call 09/01/45)	258	234,016
4.10%, 09/15/67 (Call 03/15/67)	86	73,724
4.30%, 03/01/49 (Call 09/01/48)	223	206,926
4.50%, 09/10/48 (Call 03/10/48)	198	187,257
6.63%, 02/01/29(a)	8	9,028
United Parcel Service Inc. 2.50%, 09/01/29 (Call 06/01/29)	225	203,326
3.40%, 03/15/29 (Call 12/15/28)	235	227,428
3.40%, 11/15/46 (Call 05/15/46)	100	83,069
3.40%, 09/01/49 (Call 03/01/49)	302	256,087
3.63%, 10/01/42	141	124,063
3.75%, 11/15/47 (Call 05/15/47)	301	267,881
4.25%, 03/15/49 (Call 09/15/48)	236	227,615
4.45%, 04/01/30 (Call 01/01/30)(a)	125	128,034
4.88%, 11/15/40 (Call 05/15/40)	98	100,705
5.20%, 04/01/40 (Call 10/01/39)	170	181,052
5.30%, 04/01/50 (Call 10/01/49)(a)	110	122,701
6.20%, 01/15/38	702	824,682

		21,998,410

Trucking & Leasing — 0.1%
GATX Corp. 3.10%, 06/01/51 (Call 12/01/50)(a)	75	49,080
3.25%, 03/30/25 (Call 12/30/24)	108	104,275
3.25%, 09/15/26 (Call 06/15/26)	80	75,576
3.50%, 03/15/28 (Call 12/15/27)	159	146,623
3.85%, 03/30/27 (Call 12/30/26)	153	145,176
4.35%, 02/15/24 (Call 01/15/24)(a)	166	165,871
4.55%, 11/07/28 (Call 08/07/28)	158	152,631
4.70%, 04/01/29 (Call 01/01/29)(a)	178	172,510

Security	Par (000)	Value

Trucking & Leasing (continued)
5.20%, 03/15/44 (Call 09/15/43)	$82	$75,266

		1,087,008

Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	100	85,630

Water — 0.3%
American Water Capital Corp. 2.80%, 05/01/30 (Call 02/01/30)	211	188,875
2.95%, 09/01/27 (Call 06/01/27)	33	31,047
3.45%, 06/01/29 (Call 03/01/29)	212	197,601
3.45%, 05/01/50 (Call 11/01/49)	288	226,725
3.75%, 09/01/28 (Call 06/01/28)	134	129,823
3.75%, 09/01/47 (Call 03/01/47)	251	211,575
4.00%, 12/01/46 (Call 06/01/46)	115	98,096
4.15%, 06/01/49 (Call 12/01/48)	198	176,099
4.20%, 09/01/48 (Call 03/01/48)	302	270,378
4.30%, 12/01/42 (Call 06/01/42)	87	79,175
4.30%, 09/01/45 (Call 03/01/45)	170	151,717
6.59%, 10/15/37	212	242,053
Essential Utilities Inc. 2.70%, 04/15/30 (Call 01/15/30)	214	184,780
3.35%, 04/15/50 (Call 10/15/49)	154	113,296
3.57%, 05/01/29 (Call 02/01/29)	129	119,915
4.28%, 05/01/49 (Call 11/01/48)	246	212,347
5.30%, 05/01/52 (Call 11/01/51)	222	221,849
United Utilities PLC, 6.88%, 08/15/28(a)	50	54,278

		2,909,629

Total Long-Term Investments — 98.5% (Cost: $1,115,972,519)		969,621,029

Short-Term Securities

Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.42%(e)(f)(g)	45,663	45,676,904
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(e)(f)	4,320	4,320,000

Total Short-Term Securities — 5.1% (Cost: $49,978,643)		49,996,904

Total Investments in Securities — 103.6% (Cost: $1,165,951,162)		1,019,617,933

Liabilities in Excess of Other Assets — (3.6)%		(35,551,857)

Net Assets — 100.0%		$984,066,076

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

102	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Aware USD Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$46,713,665	$—	$(1,041,068	)(a)	$(17,021)	$21,328	$45,676,904	45,663	$55,258	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,390,000	—	(70,000	)(a)	—	—	4,320,000	4,320	20,032		—

					$(17,021)	$21,328	$49,996,904		$75,290		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$969,621,029	$—	$969,621,029
Money Market Funds	49,996,904	—	—	49,996,904

	$49,996,904	$969,621,029	$—	$1,019,617,933

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	103

Statements of Assets and Liabilities (unaudited)

August 31, 2022

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$923,322,199	$2,158,951,432	$969,621,029
Investments, at value — affiliated(c)	35,165,804	179,134,118	49,996,904
Cash	7,113	—	9,910
Receivables:
Investments sold	10,401,196	16,477,137	11,273,754
Securities lending income — affiliated	6,714	1,768	11,396
TBA sales commitments	—	21,449,095	—
Capital shares sold	—	241,425	24,550
Dividends — unaffiliated	—	360,837	—
Dividends — affiliated	9,688	176	5,513
Interest — unaffiliated	7,902,711	11,305,585	11,278,286

Total assets	976,815,425	2,387,921,573	1,042,221,342

LIABILITIES
Bank overdraft	—	26,095	—
Collateral on securities loaned, at value	27,375,638	13,494,607	45,697,331
TBA sales commitments, at value(d)	—	21,092,008	—
Payables:
Investments purchased	15,716,128	188,537,990	12,305,872
Capital shares redeemed	—	4,100,166	—
Investment advisory fees	94,962	173,856	152,063

Total liabilities	43,186,728	227,424,722	58,155,266

NET ASSETS	$933,628,697	$2,160,496,851	$984,066,076

NET ASSETS CONSIST OF
Paid-in capital	$1,007,208,104	$2,413,188,787	$1,140,825,982
Accumulated loss	(73,579,407)	(252,691,936)	(156,759,906)

NET ASSETS	$933,628,697	$2,160,496,851	$984,066,076

NET ASSET VALUE
Shares outstanding	38,850,000	44,500,000	42,650,000

Net asset value	$24.03	$48.55	$23.07

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$987,009,147	$2,390,241,208	$1,115,972,519
(b) Securities loaned, at value	$26,390,537	$12,967,902	$43,628,665
(c) Investments, at cost — affiliated	$35,148,495	$179,067,563	$49,978,643
(d) Proceeds from TBA sales commitments	$—	$21,449,095	$—

See notes to financial statements.

104	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2022

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$20,165	$1,010,438	$20,032
Interest — unaffiliated	7,595,349	18,667,256	13,129,220
Securities lending income — affiliated — net	37,297	17,451	55,258

Total investment income	7,652,811	19,695,145	13,204,510

EXPENSES
Investment advisory fees	583,080	1,009,729	832,174

Total expenses	583,080	1,009,729	832,174

Less:
Investment advisory fees waived	—	(83,056)	—

Total expenses after fees waived	583,080	926,673	832,174

Net investment income	7,069,731	18,768,472	12,372,336

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,507,119)	(14,440,680)	(10,762,407)
Investments — affiliated	(9,486)	(101,507)	(17,021)
In-kind redemptions — unaffiliated(a)	(4,084,480)	(3,353,473)	(1,227,374)

	(9,601,085)	(17,895,660)	(12,006,802)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(33,701,228)	(161,038,791)	(90,684,229)

Investments — affiliated	14,460	98,569	21,328

	(33,686,768)	(160,940,222)	(90,662,901)

Net realized and unrealized loss	(43,287,853)	(178,835,882)	(102,669,703)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(36,218,122)	$(160,067,410)	$(90,297,367)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	105

Statements of Changes in Net Assets

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF		iShares ESG Aware U.S. Aggregate Bond ETF

	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,069,731	$10,169,250	$18,768,472	$16,827,766
Net realized gain (loss)	(9,601,085)	1,857,876	(17,895,660)	(7,609,600)
Net change in unrealized appreciation (depreciation)	(33,686,768)	(37,855,907)	(160,940,222)	(63,117,645)

Net decrease in net assets resulting from operations	(36,218,122)	(25,828,781)	(160,067,410)	(53,899,479)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,267,556)	(12,151,822)	(16,670,184)	(15,695,144)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(54,973,250)	417,581,930	351,370,524	934,414,027

NET ASSETS
Total increase (decrease) in net assets	(98,458,928)	379,601,327	174,632,930	864,819,404
Beginning of period	1,032,087,625	652,486,298	1,985,863,921	1,121,044,517

End of period	$933,628,697	$1,032,087,625	$2,160,496,851	$1,985,863,921

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

106	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares ESG Aware USD Corporate Bond ETF

	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$12,372,336	$16,738,290
Net realized gain (loss)	(12,006,802)	933,311
Net change in unrealized appreciation (depreciation)	(90,662,901)	(52,798,199)

Net decrease in net assets resulting from operations	(90,297,367)	(35,126,598)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,703,825)	(18,686,761)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	188,051,946	123,891,039

NET ASSETS
Total increase in net assets	86,050,754	70,077,680
Beginning of period	898,015,322	827,937,642

End of period	$984,066,076	$898,015,322

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	107

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Period From 07/11/17 to 02/28/18	(a)

Net asset value, beginning of period	$25.11		$26.05	$25.74	$24.72	$24.60	$25.00

Net investment income(b)	0.18		0.27	0.44	0.70	0.72	0.35
Net realized and unrealized gain (loss)(c)		(1.08)	(0.88)	0.35	1.02	0.06	(0.47)

Net increase (decrease) from investment operations		(0.90)	(0.61)	0.79	1.72	0.78	(0.12)

Distributions(d)
From net investment income		(0.18)	(0.29)	(0.47)	(0.70)	(0.66)	(0.28)
From net realized gain	—		(0.04)	(0.01)	—	—	—

Total distributions		(0.18)	(0.33)	(0.48)	(0.70)	(0.66)	(0.28)

Net asset value, end of period	$24.03		$25.11	$26.05	$25.74	$24.72	$24.60

Total Return(e)
Based on net asset value	(3.58	)%(f)	(2.33)%	3.07%	7.07%	3.23%	(0.47	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.12	%(h)	0.12%	0.12%	0.12%	0.12%	0.12	%(h)

Net investment income	1.46	%(h)	1.06%	1.68%	2.75%	2.93%	2.20	%(h)

Supplemental Data
Net assets, end of period (000)	$933,629		$1,032,088	$652,486	$271,577	$70,453	$24,603

Portfolio turnover rate(i)	15	%(f)	37%	38%	24%	29%	30	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

108	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware U.S. Aggregate Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Period From 10/18/18 to 02/28/19	(a)

Net asset value, beginning of period	$53.10		$55.22	$55.42	$51.25	$50.00

Net investment income(b)	0.47		0.62	0.74	1.44	0.60
Net realized and unrealized gain (loss)(c)		(4.60)	(2.15)	0.04	4.38	1.12

Net increase (decrease) from investment operations		(4.13)	(1.53)	0.78	5.82	1.72

Distributions(d)
From net investment income		(0.42)	(0.59)	(0.87)	(1.48)	(0.47)
From net realized gain	—		—	(0.11)	(0.17)	—

Total distributions		(0.42)	(0.59)	(0.98)	(1.65)	(0.47)

Net asset value, end of period	$48.55		$53.10	$55.22	$55.42	$51.25

Total Return(e)
Based on net asset value	(7.80	)%(f)	(2.78)%	1.39%	11.52%	3.46	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10	%(h)	0.10%	0.10%	0.10%	0.10	%(h)

Total expenses after fees waived	0.09	%(h)	0.09%	0.08%	0.09%	0.09	%(h)

Net investment income	1.86	%(h)	1.13%	1.32%	2.69%	3.21	%(h)

Supplemental Data
Net assets, end of period (000)	$2,160,497		$1,985,864	$1,121,045	$221,686	$56,371

Portfolio turnover rate(i)(j)	94	%(f)	234%	384%	266%	99	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	109

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware USD Corporate Bond ETF

	Six Months Ended 08/31/22 (unaudited)		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Period From 07/11/17 to 02/28/18	(a)

Net asset value, beginning of period	$25.84		$27.42	$27.30	$24.31	$24.56	$24.98

Net investment income(b)	0.32		0.54	0.58	0.82	0.84	0.46
Net realized and unrealized gain (loss)(c)		(2.78)	(1.51)	0.14	2.97	(0.28)	(0.48)

Net increase (decrease) from investment operations		(2.46)	(0.97)	0.72	3.79	0.56	(0.02)

Distributions(d)
From net investment income		(0.31)	(0.56)	(0.60)	(0.80)	(0.81)	(0.40)
From net realized gain	—		(0.05)	—	—	—	—

Total distributions		(0.31)	(0.61)	(0.60)	(0.80)	(0.81)	(0.40)

Net asset value, end of period	$23.07		$25.84	$27.42	$27.30	$24.31	$24.56

Total Return(e)
Based on net asset value	(9.57	)%(f)	(3.60)%	2.64%	15.85%	2.35%	(0.11	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%	0.18%	0.18%	0.18%	0.18	%(h)

Net investment income	2.68	%(h)	2.00%	2.08%	3.14%	3.48%	2.90	%(h)

Supplemental Data
Net assets, end of period (000)	$984,066		$898,015	$827,938	$126,955	$25,524	$12,279

Portfolio turnover rate(i)	11	%(f)	17%	25%	11%	20%	17	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

110	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Aware 1-5 Year USD Corporate Bond	Diversified
ESG Aware U.S. Aggregate Bond	Diversified
ESG Aware USD Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Notes to Financial Statements (unaudited)  (continued)

of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

112	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Notes to Financial Statements  (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

ESG Aware 1-5 Year USD Corporate Bond
Barclays Bank PLC	$3,330,071	$(3,330,071)	$—		$—
BNP Paribas SA	675,426	(675,426)	—		—
BofA Securities, Inc.	6,653,516	(6,653,516)	—		—
Citadel Clearing LLC	145,791	(145,791)	—		—
Citigroup Global Markets, Inc.	1,001,320	(1,001,320)	—		—
Credit Suisse Securities (USA) LLC	614,528	(614,528)	—		—
J.P. Morgan Securities LLC	7,504,033	(7,504,033)	—		—
Morgan Stanley	3,624,030	(3,624,030)	—		—
Scotia Capital (USA), Inc.	773,123	(773,123)	—		—
Toronto-Dominion Bank	1,416,010	(1,416,010)	—		—
Wells Fargo Securities LLC	652,689	(652,689)	—		—

	$26,390,537	$(26,390,537)	$—		$—

ESG Aware U.S. Aggregate Bond
Barclays Capital, Inc.	$617,341	$(617,341)	$—		$—
BMO Capital Markets Corp.	118,165	(118,165)	—		—
BNP Paribas SA	2,980,909	(2,980,909)	—		—
BofA Securities, Inc.	2,203,300	(2,203,300)	—		—
Citigroup Global Markets, Inc.	185,377	(185,377)	—		—
Credit Suisse Securities (USA) LLC	155,994	(155,994)	—		—
Goldman Sachs & Co. LLC	1,731,816	(1,731,816)	—		—
HSBC Securities (USA), Inc.	153,889	(153,889)	—		—
J.P. Morgan Securities LLC	2,702,674	(2,702,674)	—		—
Morgan Stanley	518,212	(518,212)	—		—
Pershing LLC	74,135	(74,135)	—		—
RBC Capital Markets LLC	601,431	(601,431)	—		—
Scotia Capital (USA), Inc.	584,765	(584,765)	—		—
State Street Bank & Trust Co.	78,806	(78,806)	—		—
Toronto-Dominion Bank	261,088	(261,088)	—		—

	$12,967,902	$(12,967,902)	$—		$—

ESG Aware USD Corporate Bond
Barclays Bank PLC	$7,850,823	$(7,850,823)	$—		$—
BNP Paribas SA	1,505,430	(1,505,430)	—		—
BofA Securities, Inc.	7,357,107	(7,357,107)	—		—
Citadel Clearing LLC	363,639	(363,639)	—		—
Citigroup Global Markets, Inc.	2,383,420	(2,383,420)	—		—
Credit Suisse Securities (USA) LLC	709,213	(709,213)	—		—
J.P. Morgan Securities LLC	13,605,808	(13,605,808)	—		—
Jefferies LLC	342,063	(342,063)	—		—
Morgan Stanley	5,804,306	(5,804,306)	—		—
Scotia Capital (USA), Inc.	1,296,285	(1,296,285)	—		—
State Street Bank & Trust Co.	307,980	(307,980)	—		—
Toronto-Dominion Bank	503,162	(503,162)	—		—
Wells Fargo Securities LLC	1,599,429	(1,599,429)	—		—

	$43,628,665	$(43,628,665)	$—		$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements  (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

ESG Aware 1-5 Year USD Corporate Bond	0.12%
ESG Aware U.S. Aggregate Bond	0.10
ESG Aware USD Corporate Bond	0.18

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares ESG Aware U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

ESG Aware U.S. Aggregate Bond	$83,056

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

ESG Aware 1-5 Year USD Corporate Bond	$14,514
ESG Aware U.S. Aggregate Bond	6,655
ESG Aware USD Corporate Bond	20,680

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Notes to Financial Statements  (unaudited) (continued)

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

ESG Aware 1-5 Year USD Corporate Bond	$—	$5,747,066	$(1,437,262)
ESG Aware U.S. Aggregate Bond	—	8,334,314	(3,208,808)
ESG Aware USD Corporate Bond	197,806	8,201,714	(2,954,868)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

ESG Aware 1-5 Year USD Corporate Bond	$—	$—	$157,517,188	$147,912,221
ESG Aware U.S. Aggregate Bond	1,908,870,861	1,800,625,482	65,453,556	65,075,512
ESG Aware USD Corporate Bond	—	—	109,086,585	97,212,936

For the six months ended August 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Aware 1-5 Year USD Corporate Bond	$55,741,687	$108,713,587
ESG Aware U.S. Aggregate Bond	301,457,806	51,054,933
ESG Aware USD Corporate Bond	203,702,927	19,779,884

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

ESG Aware U.S. Aggregate Bond	$7,634,554

As of August 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Aware 1-5 Year USD Corporate Bond	$1,023,099,489	$893,054	$(65,504,540)	$(64,611,486)
ESG Aware U.S. Aggregate Bond	2,570,462,102	84,851	(232,104,316)	(232,019,465)
ESG Aware USD Corporate Bond	1,166,538,407	588,919	(147,509,393)	(146,920,474)

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Notes to Financial Statements  (unaudited) (continued)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine

N O T E S T O F I N A N C I A L S T A T E M E N T S	117

Notes to Financial Statements  (unaudited) (continued)

payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/22		Year Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

ESG Aware 1-5 Year USD Corporate Bond
Shares sold	2,350,000	$57,023,623	20,750,000	$538,810,062
Shares redeemed	(4,600,000)	(111,996,873)	(4,700,000)	(121,228,132)

	(2,250,000)	$(54,973,250)	16,050,000	$417,581,930

ESG Aware U.S. Aggregate Bond
Shares sold	8,500,000	$422,436,388	17,300,000	$944,951,917
Shares redeemed	(1,400,000)	(71,065,864)	(200,000)	(10,537,890)

	7,100,000	$351,370,524	17,100,000	$934,414,027

ESG Aware USD Corporate Bond
Shares sold	8,700,000	$208,102,963	11,800,000	$320,359,632
Shares redeemed	(800,000)	(20,051,017)	(7,250,000)	(196,468,593)

	7,900,000	$188,051,946	4,550,000	$123,891,039

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares ESG Aware 1-5 Year USD Corporate Bond ETF, iShares ESG Aware USD Corporate Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	119

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the

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Board Review and Approval of Investment Advisory Contract  (continued)

Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
ESG Aware U.S. Aggregate Bond	$0.418436	$—	$—	$0.418436	100%	—%	—%	100%

S U P P L E M E N T A L I N F O R M A T I O N	123

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

LIBOR	London Interbank Offered Rate

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	125

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-209-0822

AUGUST 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

• iShares ESG Advanced Investment Grade Corporate Bond ETF | ELQD | NYSE Arca

• iShares ESG Advanced Total USD Bond Market ETF | EUSB | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we are likely to see a period of slowing growth paired with relatively high inflation.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(8.84)%	(11.23)%

U.S. small cap equities (Russell 2000® Index)	(9.31)	(17.88)

International equities (MSCI Europe, Australasia, Far East Index)	(13.97)	(19.80)

Emerging market equities (MSCI Emerging Markets Index)	(13.30)	(21.80)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.36	0.39

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(9.71)	(13.27)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(7.76)	(11.52)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(5.72)	(8.63)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.78)	(10.61)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2022	iShares® ESG Advanced Investment Grade Corporate Bond ETF

Investment Objective

The iShares ESG Advanced Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment grade corporate bonds that applies extensive climate-based screens and other extensive screens for involvement in controversial activities, and reflects the performance of issuers with a favorable environmental, social and governance rating as identified by the index provider, as represented by the iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns

	6 Months	Since Inception

Fund NAV	(10.65)%	(16.51)%
Fund Market	(11.05)	(16.71)
Index	(10.51)	(16.38)

The inception date of the Fund was November 8, 2021. The first day of secondary market trading was November 10, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 893.50	$ 0.86		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	5.4%
Aa	2.3
A	42.9
Baa	48.4
Ba	0.3
Not Rated	0.7

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

1-5 Years	26.2%
5-10 Years	36.9
10-15 Years	3.0
15-20 Years	7.4
More than 20 Years	26.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF

Investment Objective

The iShares ESG Advanced Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated bonds that are rated either investment-grade or high-yield from issuers with a favorable environmental, social and governance rating as identified by the index provider, while applying extensive screens for involvement in controversial activities, as represented by the Bloomberg MSCI US Universal Choice ESG Screened Index (the “Index”) (formerly the Bloomberg Barclays MSCI US Universal Choice ESG Screened Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(7.52)%	(11.41)%	(4.84)%	(11.41)%	(10.31)%
Fund Market	(7.65)	(11.40)	(4.82)	(11.40)	(10.26)
Index	(7.51)	(11.34)	(4.71)	(11.34)	(10.01)

The inception date of the Fund was June 23, 2020. The first day of secondary market trading was June 25, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/22)	Ending Account Value (08/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 924.80	$ 0.53		$ 1,000.00	$ 1,024.70	$ 0.56		0.11%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	49.2%
Aa	14.2
A	11.8
Baa	14.3
Ba	2.9
B	1.6
Caa	0.2
Ca	0.1
Not Rated	5.7

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments (a)

U.S. Government & Agency Obligations	61.2%
Corporate Bonds & Notes	32.1
Foreign Government Obligations	5.8
Collaterized Mortgage Obligations	1.1
Asset-Backed Securities	0.3
TBA Sales Commitments	(0.5)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2022	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Apparel — 0.3%
NIKE Inc.
2.85%, 03/27/30 (Call 12/27/29)	$20	$18,334
3.38%, 03/27/50 (Call 09/27/49)	25	20,828
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	10	8,718

		47,880

Auto Manufacturers — 0.1%
American Honda Finance Corp., 1.30%, 09/09/26	10	9,006

Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	15	12,627
4.15%, 05/01/52 (Call 11/01/51)	15	11,128
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	15	13,640

		37,395

Banks — 27.9%
Banco Santander SA, 1.85%, 03/25/26	200	177,740
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(b)	15	10,704
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(b)	100	82,998
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(b)	25	16,967
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(b)	25	21,020
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	90	63,072
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(b)	25	19,414
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(b)	60	52,185
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.150%)(b)	15	12,806
4.25%, 10/22/26	120	118,218
Bank of Montreal, 2.65%, 03/08/27	50	46,549
Bank of New York Mellon Corp. (The), 2.45%, 08/17/26 (Call 05/17/26)	150	141,095
Bank of Nova Scotia (The), 1.35%, 06/24/26	50	44,880
Barclays PLC, 4.38%, 01/12/26	370	362,683
Canadian Imperial Bank of Commerce, 1.25%, 06/22/26	50	44,672
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(b)	25	20,458
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(b)	40	29,166
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(b)	25	22,455
4.30%, 11/20/26	50	49,397
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	105	99,917
4.45%, 09/29/27	25	24,410
4.60%, 03/09/26	25	24,958
4.65%, 07/23/48 (Call 06/23/48)	40	37,416
4.75%, 05/18/46	65	58,428
4.91%, 05/24/33 (Call 05/24/32)(b)	15	14,689
Cooperatieve Rabobank U.A., 5.25%, 05/24/41	10	10,864
Deutsche Bank AG/New York NY, 2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	200	176,428
Fifth Third Bancorp., 4.77%, 07/28/30 (Call 07/28/29)(b)	15	14,874
Goldman Sachs Group Inc. (The)
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	200	164,762
5.15%, 05/22/45	50	47,311
5.95%, 01/15/27	50	52,439
6.75%, 10/01/37	80	88,497
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(b)	200	169,002
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(b)	200	158,772
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	15	12,817

Security	Par (000)	Value

Banks (continued)
ING Groep NV, 1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(b)	$200	$177,291
JPMorgan Chase & Co.
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(b)	150	123,943
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	25	18,793
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(b)	25	21,335
5.40%, 01/06/42	25	25,477
6.40%, 05/15/38	110	124,680
KeyCorp, 2.55%, 10/01/29	25	21,413
Lloyds Banking Group PLC, 1.63%, 05/11/27 (Call 05/11/26)(a)(b)	250	220,868
Mitsubishi UFJ Financial Group Inc., 2.05%, 07/17/30	200	162,915
Mizuho Financial Group Inc., 2.84%, 09/13/26	200	184,896
Morgan Stanley
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	200	161,231
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(b)	20	17,027
4.30%, 01/27/45	75	67,092
4.35%, 09/08/26	25	24,722
5.00%, 11/24/25	10	10,154
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(b)	55	59,429
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30 (Call 10/24/29)	100	87,469
Royal Bank of Canada
1.15%, 07/14/26	50	44,477
2.30%, 11/03/31	15	12,445
State Street Corp., 2.20%, 03/03/31	15	12,483
Sumitomo Mitsui Financial Group Inc., 3.35%, 10/18/27	270	252,836
Toronto-Dominion Bank (The)
2.00%, 09/10/31	30	24,292
4.46%, 06/08/32	50	49,055
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	25	21,485
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	15	13,472
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)	75	59,937
Westpac Banking Corp., 2.15%, 06/03/31	100	83,929

		4,575,209

Beverages — 1.3%
Coca-Cola Co. (The)
2.25%, 01/05/32	25	21,733
3.00%, 03/05/51	45	35,212
3.45%, 03/25/30	50	48,498
Keurig Dr Pepper Inc., 3.80%, 05/01/50 (Call 11/01/49)	30	23,183
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	50	40,859
3.63%, 03/19/50 (Call 09/19/49)	50	44,469

		213,954

Biotechnology — 2.2%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	40	32,490
4.40%, 02/22/62 (Call 08/22/61)	20	17,340
4.66%, 06/15/51 (Call 12/15/50)	100	93,726
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	45	36,769
3.15%, 05/01/50 (Call 11/01/49)	15	10,219
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	60	48,771
4.00%, 09/01/36 (Call 03/01/36)	20	18,237
4.75%, 03/01/46 (Call 09/01/45)	70	66,649

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	$40	$31,845

		356,046

Building Materials — 0.3%
Carrier Global Corp., 3.58%, 04/05/50 (Call 10/05/49)	40	30,397
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	30	24,707

		55,104

Chemicals — 0.4%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	15	12,950
2.70%, 05/15/40 (Call 11/15/39)	15	11,898
Celanese U.S. Holdings LLC, 6.17%, 07/15/27 (Call 06/15/27)	15	15,010
Nutrien Ltd., 5.00%, 04/01/49 (Call 10/01/48)	10	9,851
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	25	22,321

		72,030

Commercial Services — 1.1%
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	50	40,937
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	15	13,227
5.95%, 08/15/52	15	14,558
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	20	17,181
2.65%, 10/01/26 (Call 08/01/26)	80	75,927
S&P Global Inc., 2.90%, 03/01/32 (Call 12/01/31)(a)(c)	25	22,190

		184,020

Computers — 4.6%
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	270	234,839
2.70%, 08/05/51 (Call 02/05/51)	50	36,741
2.80%, 02/08/61 (Call 08/08/60)	15	10,527
4.65%, 02/23/46 (Call 08/23/45)	180	183,644
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(c)	15	10,516
4.90%, 10/01/26 (Call 08/01/26)	15	15,060
5.30%, 10/01/29 (Call 07/01/29)	45	44,624
6.02%, 06/15/26 (Call 03/15/26)	15	15,574
6.20%, 07/15/30 (Call 04/15/30)	15	15,607
8.35%, 07/15/46 (Call 01/15/46)	8	9,667
Hewlett Packard Enterprise Co., 6.20%, 10/15/35 (Call 04/15/35)	30	31,574
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)	70	55,696
International Business Machines Corp., 4.15%, 05/15/39	100	89,897

		753,966

Cosmetics & Personal Care — 1.1%
Procter & Gamble Co. (The)
1.00%, 04/23/26	15	13,747
3.00%, 03/25/30	50	47,083
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	130	126,792

		187,622

Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28 (Call 08/29/28)	155	131,874
Air Lease Corp., 1.88%, 08/15/26 (Call 07/15/26)	65	56,897
Ally Financial Inc., 8.00%, 11/01/31(a)	25	27,922
American Express Co.
3.13%, 05/20/26 (Call 04/20/26)	15	14,472
4.05%, 12/03/42	15	13,598
Charles Schwab Corp. (The), 2.45%, 03/03/27 (Call 02/03/27)	15	14,006
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	15	13,186

Security	Par (000)	Value

Diversified Financial Services (continued)
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	$55	$52,856
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	75	59,129
3.00%, 09/15/60 (Call 03/15/60)	30	20,283
4.95%, 06/15/52 (Call 12/15/51)	15	14,731
Mastercard Inc., 3.85%, 03/26/50 (Call 09/26/49)	25	22,609
Nomura Holdings Inc., 1.65%, 07/14/26	200	176,174
Raymond James Financial Inc., 3.75%, 04/01/51 (Call 10/01/50)	25	20,410
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	35	31,852
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	40	31,965
2.05%, 04/15/30 (Call 01/15/30)	20	17,543
3.15%, 12/14/25 (Call 09/14/25)	15	14,675
4.30%, 12/14/45 (Call 06/14/45)	50	48,352

		782,534

Electric — 0.1%
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	10	8,951

Electronics — 0.1%
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	20	16,501

Entertainment — 0.8%
Magallanes Inc.
4.28%, 03/15/32 (Call 12/15/31)(c)	50	43,442
5.05%, 03/15/42 (Call 09/15/41)(c)	15	12,242
5.14%, 03/15/52 (Call 09/15/51)(c)	90	72,005

		127,689

Environmental Control — 0.3%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	25	24,469
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	20	16,003

		40,472

Food — 1.6%
Conagra Brands Inc., 5.30%, 11/01/38 (Call 05/01/38)	30	28,572
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)	60	57,587
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	35	29,654
Kraft Heinz Foods Co., 4.38%, 06/01/46 (Call 12/01/45)	90	76,510
Mondelez International Inc., 2.75%, 04/13/30 (Call 01/13/30)	12	10,616
Sysco Corp., 6.60%, 04/01/50 (Call 10/01/49)	20	23,204
Tyson Foods Inc., 5.10%, 09/28/48 (Call 03/28/48)	30	29,701

		255,844

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	30	25,611

Health Care - Products — 0.9%
Abbott Laboratories, 4.90%, 11/30/46 (Call 05/30/46)	15	15,664
Baxter International Inc., 3.13%, 12/01/51 (Call 06/01/51)	20	14,043
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	100	89,948
Thermo Fisher Scientific Inc., 2.80%, 10/15/41 (Call 04/15/41)	40	30,910

		150,565

Health Care - Services — 3.3%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)	20	16,350
Elevance Health Inc.
2.55%, 03/15/31 (Call 12/15/30)	70	60,071
3.60%, 03/15/51 (Call 09/15/50)	40	32,324
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	25	19,781
3.50%, 07/15/51 (Call 01/15/51)	70	47,770
4.13%, 06/15/29 (Call 03/15/29)	10	9,219
4.50%, 02/15/27 (Call 08/15/26)	15	14,661
5.25%, 06/15/49 (Call 12/15/48)	15	13,304

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.38%, 09/01/26 (Call 03/01/26)	$15	$15,128
5.88%, 02/15/26 (Call 08/15/25)	80	81,688
Humana Inc., 2.15%, 02/03/32 (Call 11/03/31)	40	32,410
UnitedHealth Group Inc.
4.20%, 05/15/32 (Call 02/15/32)	75	74,298
4.75%, 05/15/52 (Call 11/15/51)	125	123,495

		540,499

Insurance — 1.6%
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)	15	13,447
4.80%, 07/10/45 (Call 01/10/45)	15	14,001
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)	15	10,602
4.35%, 11/03/45 (Call 05/03/45)	15	14,128
Corebridge Financial Inc., 3.65%, 04/05/27 (Call 03/05/27)(c)	15	14,113
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	20	18,704
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	10	7,906
Marsh & McLennan Companies Inc., 4.90%, 03/15/49 (Call 09/15/48)	20	19,955
MetLife Inc.
4.05%, 03/01/45	35	30,902
5.70%, 06/15/35	40	43,310
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	15	13,662
Prudential Financial Inc., 4.35%, 02/25/50 (Call 08/25/49)	50	46,103
Travelers Companies Inc. (The), 3.05%, 06/08/51 (Call 12/08/50)	25	19,076

		265,909

Internet — 2.0%
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	25	16,441
2.25%, 08/15/60 (Call 02/15/60)	15	9,546
Amazon.com Inc.
2.10%, 05/12/31 (Call 02/12/31)	130	111,488
3.10%, 05/12/51 (Call 11/12/50)	15	11,663
3.25%, 05/12/61 (Call 11/12/60)	120	91,131
3.88%, 08/22/37 (Call 02/22/37)	15	14,071
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	20	19,702
4.63%, 04/13/30 (Call 01/13/30)	15	15,060
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	30	27,108
3.65%, 05/10/51 (Call 11/10/50)	20	15,106

		331,316

Machinery — 0.7%
Caterpillar Financial Services Corp., 0.90%, 03/02/26	25	22,688
Caterpillar Inc., 3.25%, 09/19/49 (Call 03/19/49)	40	32,915
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)	30	28,115
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	30	25,859

		109,577

Manufacturing — 0.6%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)	20	18,830
3.25%, 08/26/49 (Call 02/26/49)(a)	30	22,327
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	15	13,259
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	45	41,223

		95,639

Media — 4.9%
Comcast Corp.
2.94%, 11/01/56 (Call 05/01/56)	15	10,122

Security	Par (000)	Value

Media (continued)
2.99%, 11/01/63 (Call 05/01/63)	$210	$139,688
4.15%, 10/15/28 (Call 07/15/28)	300	297,366
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	70	64,544
5.20%, 09/20/47 (Call 03/20/47)	40	32,731
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	15	14,843
5.48%, 01/25/39 (Call 07/25/38)	10	9,777
5.58%, 01/25/49 (Call 07/25/48)	10	9,663
Paramount Global, 4.38%, 03/15/43	60	45,357
Walt Disney Co. (The)
2.65%, 01/13/31	100	88,240
3.60%, 01/13/51 (Call 07/13/50)	100	83,488
3.80%, 03/22/30(a)	15	14,494

		810,313

Mining — 0.3%
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	15	12,325
6.25%, 10/01/39	15	16,146
Rio Tinto Alcan Inc., 6.13%, 12/15/33	25	28,247

		56,718

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	15	12,542

Packaging & Containers — 0.1%
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	20	20,131

Pharmaceuticals — 11.3%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	100	94,342
4.05%, 11/21/39 (Call 05/21/39)	90	79,172
4.25%, 11/21/49 (Call 05/21/49)	95	83,441
4.70%, 05/14/45 (Call 11/14/44)	25	23,183
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	25	23,867
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	40	36,079
AstraZeneca PLC, 6.45%, 09/15/37	55	64,620
Becton Dickinson and Co.
2.82%, 05/20/30 (Call 02/20/30)	65	57,323
4.67%, 06/06/47 (Call 12/06/46)	15	14,275
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	25	20,417
2.95%, 03/15/32 (Call 12/15/31)	25	22,609
3.40%, 07/26/29 (Call 04/26/29)	31	29,587
3.90%, 02/20/28 (Call 11/20/27)	15	14,904
4.25%, 10/26/49 (Call 04/26/49)	90	83,060
Cigna Corp.
4.13%, 11/15/25 (Call 09/15/25)	30	29,776
4.90%, 12/15/48 (Call 06/15/48)	85	80,653
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)(a)	95	77,219
4.78%, 03/25/38 (Call 09/25/37)	15	14,236
5.05%, 03/25/48 (Call 09/25/47)	110	105,478
5.13%, 07/20/45 (Call 01/20/45)	15	14,349
Eli Lilly & Co., 2.25%, 05/15/50 (Call 11/15/49)	40	27,654
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	50	49,177
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	25	23,809
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	25	24,051
3.70%, 03/01/46 (Call 09/01/45)	110	98,176

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	$50	$41,292
2.90%, 12/10/61 (Call 06/10/61)	10	6,892
3.70%, 02/10/45 (Call 08/10/44)	80	69,065
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	40	35,174
2.75%, 08/14/50 (Call 02/14/50)	40	30,272
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)	30	22,278
3.45%, 03/15/29 (Call 12/15/28)	15	14,479
4.13%, 12/15/46	15	14,276
7.20%, 03/15/39	50	64,193
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	280	267,399
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	100	101,486

		1,858,263

Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	40	31,559
3.55%, 03/15/52 (Call 09/15/51)	15	11,360
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	15	11,816
2.10%, 06/15/30 (Call 03/15/30)	15	12,124
3.10%, 06/15/50 (Call 12/15/49)	30	20,903
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	55	41,607
3.65%, 02/01/26 (Call 11/03/25)	40	38,925
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	20	18,411
Crown Castle Inc.
2.10%, 04/01/31 (Call 01/01/31)	30	23,892
2.90%, 04/01/41 (Call 10/01/40)	40	28,664
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	40	32,828
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	25	23,942
5.63%, 05/15/52 (Call 11/15/51)	15	13,833

		309,864

Retail — 5.1%
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)(a)	25	23,054
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	20	19,513
Home Depot Inc. (The)
2.75%, 09/15/51 (Call 03/15/51)	175	125,050
2.95%, 06/15/29 (Call 03/15/29)(a)	50	46,456
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	120	103,138
2.80%, 09/15/41 (Call 03/15/41)	55	39,100
4.45%, 04/01/62 (Call 10/01/61)	20	16,894
McDonald’s Corp.
3.63%, 09/01/49 (Call 03/01/49)	45	36,327
3.70%, 01/30/26 (Call 10/30/25)	200	198,138
4.88%, 12/09/45 (Call 06/09/45)	15	14,608
Starbucks Corp.
3.50%, 11/15/50 (Call 05/15/50)	25	19,218
3.55%, 08/15/29 (Call 05/15/29)(a)	55	51,653
Target Corp., 2.35%, 02/15/30 (Call 11/15/29)	15	13,212
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	135	131,088

		837,449

Semiconductors — 5.0%
Analog Devices Inc., 2.95%, 10/01/51 (Call 04/01/51)	15	11,359

Security	Par (000)	Value

Semiconductors (continued)
Applied Materials Inc., 4.35%, 04/01/47 (Call 10/01/46)	$20	$19,421
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	30	28,813
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(c)	100	79,698
3.46%, 09/15/26 (Call 07/15/26)	100	95,919
3.47%, 04/15/34 (Call 01/15/34)(c)	15	12,156
3.75%, 02/15/51 (Call 08/15/50)(c)	15	10,973
4.93%, 05/15/37 (Call 02/15/37)(c)	85	75,685
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	100	86,767
2.80%, 08/12/41 (Call 02/12/41)	100	74,032
3.05%, 08/12/51 (Call 02/12/51)	40	28,606
3.73%, 12/08/47 (Call 06/08/47)	15	12,250
4.60%, 03/25/40 (Call 09/25/39)	15	14,215
KLA Corp., 4.95%, 07/15/52 (Call 01/15/52)	25	25,083
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	5	5,078
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	25	20,530
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	35	32,826
NVIDIA Corp., 3.50%, 04/01/40 (Call 10/01/39)	40	34,359
NXP BV/NXP Funding LLC/NXP USA Inc., 3.25%, 05/11/41 (Call 11/11/40)	35	25,411
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	15	12,044
3.25%, 05/20/27 (Call 02/20/27)	75	73,173
4.50%, 05/20/52 (Call 11/20/51)	15	14,479
4.80%, 05/20/45 (Call 11/20/44)	15	15,046
Texas Instruments Inc., 3.88%, 03/15/39 (Call 09/15/38)	20	18,668

		826,591

Software — 6.4%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	20	13,303
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	25	22,163
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	10	8,268
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	25	21,970
Citrix Systems Inc., 3.30%, 03/01/30 (Call 12/01/29)	35	34,563
Fidelity National Information Services Inc., 1.15%, 03/01/26 (Call 02/01/26)	100	89,097
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)	40	38,092
4.40%, 07/01/49 (Call 01/01/49)	35	30,281
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	250	181,372
3.30%, 02/06/27 (Call 11/06/26)	100	98,248
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)(a)	160	132,541
2.95%, 04/01/30 (Call 01/01/30)	50	42,735
3.80%, 11/15/37 (Call 05/15/37)	15	11,663
3.95%, 03/25/51 (Call 09/25/50)	45	32,218
4.00%, 07/15/46 (Call 01/15/46)	190	139,019
salesforce.com Inc.
1.95%, 07/15/31 (Call 04/15/31)	40	33,664
2.90%, 07/15/51 (Call 01/15/51)	30	22,148
VMware Inc., 1.40%, 08/15/26 (Call 07/15/26)	100	88,169
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	15	14,306

		1,053,820

Telecommunications — 5.5%
Bell Telephone Co. of Canada or Bell Canada (The), 4.46%, 04/01/48 (Call 10/01/47)	15	13,569

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
British Telecommunications PLC, 9.63%, 12/15/30	$20	$24,605
Cisco Systems Inc., 5.90%, 02/15/39	35	39,557
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)	20	16,607
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	25	30,747
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)(a)	15	11,904
4.60%, 05/23/29 (Call 02/23/29)	15	14,465
Orange SA, 5.50%, 02/06/44 (Call 08/06/43)	30	31,410
Rogers Communications Inc.
3.80%, 03/15/32 (Call 12/15/31)(c)	25	22,809
4.35%, 05/01/49 (Call 11/01/48)	30	25,113
4.55%, 03/15/52 (Call 09/15/51)(c)	15	13,200
Telefonica Emisiones SA, 7.05%, 06/20/36	70	76,616
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	50	45,606
2.55%, 03/21/31 (Call 12/21/30)	200	168,969
2.99%, 10/30/56 (Call 04/30/56)	140	94,050
3.40%, 03/22/41 (Call 09/22/40)	150	120,697
Vodafone Group PLC
4.38%, 05/30/28	90	88,889
5.25%, 05/30/48	65	60,747

		899,560

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	25	23,006

Transportation — 1.0%
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	50	42,131
3.25%, 04/01/26 (Call 01/01/26)	30	29,233
4.55%, 04/01/46 (Call 10/01/45)	45	40,154
United Parcel Service Inc., 3.75%, 11/15/47 (Call 05/15/47)	50	44,636

		156,154

Security	Par/ Shares (000)	Value

Water — 0.1%
American Water Capital Corp., 3.75%, 09/01/47 (Call 03/01/47)	$15	$12,734

Total Long-Term Investments — 98.3% (Cost: $19,348,098)		16,120,484

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.42%(d)(e)(f)	504	504,199
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(d)(e)	140	140,000

Total Short-Term Securities — 3.9% (Cost: $644,039)		644,199

Total Investments in Securities — 102.2% (Cost: $19,992,137)		16,764,683

Liabilities in Excess of Other Assets — (2.2)%		(359,861)

Net Assets — 100.0%		$16,404,822

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$176,035	$327,895	(a)	$—	$98	$171	$504,199	504	$158	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	0	(a)	—	—	—	140,000	140	886		—

					$98	$171	$644,199		$1,044		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$16,120,484	$—	$16,120,484
Money Market Funds	644,199	—	—	644,199

	$644,199	$16,120,484	$—	$16,764,683

See notes to financial statements.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 05/17/27	$1,000	$987,456
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	400	378,244
BMW Vehicle Lease Trust Series 2022-1, Class A3, 1.10%, 03/25/25 (Call 03/25/24)	420	406,397
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 09/15/23)	170	164,114
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 04/15/25)	75	69,048
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	100	94,189

Total Asset-Backed Securities — 0.3% (Cost: $2,164,707)		2,099,448

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.1%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 05/15/29)	100	94,513
BBCMS Mortgage Trust, Series 2021-C11, CLASS A5, 2.32%, 09/15/54	200	168,445
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	460	395,215
Benchmark Mortgage Trust
4.59%, 05/15/55 (Call 05/15/32)(a)	3,000	3,009,579
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28)(a)	1,000	980,178
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 02/15/30)	100	88,885
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	100	82,120
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50 (Call 08/15/27)	150	144,799
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	1,000	976,369
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 03/15/25)	155	151,282
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 08/10/27)	719	694,611
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 07/15/24)	75	73,894
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 06/15/28)	172	167,642
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49 (Call 01/15/27)	100	96,647
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51 (Call 10/15/28)	100	98,226
Wells Fargo Commercial Mortgage Trust
Series 2017-RC1, Class A4, 3.63%, 01/15/60 (Call 03/15/27)	150	144,472
Series 2018-C44, Class A5, 4.21%, 05/15/51 (Call 05/15/28)	900	884,829
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	600	518,414

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust, Series 2013-UBS1, Class A4, 4.08%, 03/15/46 (Call 03/15/24)(a)	$89	$88,508

		8,858,628

Total Collaterized Mortgage Obligations — 1.1% (Cost: $9,776,789)		8,858,628

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25 (Call 09/12/22)(b)(c)	30	28,522
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 10/03/22)(b)(c)	95	85,260
7.50%, 06/01/29 (Call 06/01/24)(b)	80	64,326
7.75%, 04/15/28 (Call 04/15/24)(b)(c)	75	61,060
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	50	39,840
3.38%, 03/01/41 (Call 09/01/40)	43	30,773
4.75%, 03/30/30 (Call 12/30/29)	63	60,523
5.40%, 10/01/48 (Call 04/01/48)	70	67,399
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	42	35,303
4.63%, 03/15/30 (Call 03/15/25)(b)	40	33,395
5.00%, 08/15/27 (Call 09/12/22)(b)(c)	55	50,499
6.25%, 06/15/25 (Call 10/03/22)(b)	35	34,793
WPP Finance 2010, 3.75%, 09/19/24	250	246,102

		837,795

Aerospace & Defense — 0.1%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	40	38,082
4.95%, 08/15/25 (Call 05/15/25)	39	39,081
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	46	38,876
5.13%, 10/01/24 (Call 07/01/24)	100	99,442
5.90%, 02/01/27(c)	51	51,255
5.95%, 02/01/37(c)	40	38,773
6.75%, 01/15/28	45	46,480
6.88%, 05/01/25 (Call 04/01/25)(c)	44	45,417
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 10/03/22)	150	141,631
1.60%, 04/01/26 (Call 03/01/26)	80	71,774
2.25%, 04/01/28 (Call 02/01/28)	135	117,046
Triumph Group Inc.
6.25%, 09/15/24 (Call 10/03/22)(b)	35	32,075
7.75%, 08/15/25 (Call 10/03/22)(c)	35	29,531
8.88%, 06/01/24 (Call 02/01/23)(b)	61	61,492

		850,955

Agriculture — 0.0%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 09/12/22)(b)	45	44,190
6.00%, 06/15/30 (Call 06/15/25)(b)	50	50,048

		94,238

Airlines — 0.0%
Gol Finance SA, 7.00%, 01/31/25(d)	50	30,332

Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)(c)	30	23,559
4.25%, 03/15/29 (Call 03/15/24)(b)	25	20,505

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	$56	$53,959
4.88%, 05/15/26 (Call 02/15/26)(b)	78	71,798
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	35	29,949
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)	35	29,434
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	125	124,346
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	5	4,454
3.75%, 09/15/25 (Call 07/15/25)	10	9,908
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	25	19,934
4.13%, 07/15/27 (Call 04/15/27)	73	69,793
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	155	134,757
William Carter Co. (The), 5.63%, 03/15/27 (Call 10/03/22)(b)	45	43,641
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)(c)	45	36,793

		672,830

Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	90	90,113
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	265	256,486
2.85%, 08/14/29 (Call 05/14/29)(b)	95	85,368
BMW U.S. Capital LLC
0.80%, 04/01/24(b)	335	319,275
1.25%, 08/12/26 (Call 07/12/26)(b)(c)	25	22,278
2.55%, 04/01/31 (Call 01/01/31)(b)	100	85,869
2.80%, 04/11/26 (Call 01/11/26)(b)	255	242,770
3.15%, 04/18/24 (Call 03/18/24)(b)	15	14,810
3.30%, 04/06/27 (Call 01/06/27)(b)	5	4,785
3.70%, 04/01/32 (Call 01/01/32)(b)	10	9,336
3.90%, 04/09/25 (Call 03/09/25)(b)	90	89,397
3.95%, 08/14/28 (Call 05/14/28)(b)	125	120,567
4.15%, 04/09/30 (Call 01/09/30)(b)	65	63,409
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	22	20,167
1.50%, 09/01/30 (Call 06/01/30)(c)	60	48,902
2.60%, 09/01/50 (Call 03/01/50)(c)	100	69,375
3.65%, 10/01/23 (Call 07/01/23)	71	70,986
4.88%, 10/01/43 (Call 04/01/43)	55	55,263
Daimler Trucks Finance North America LLC
1.13%, 12/14/23(b)	65	62,422
2.38%, 12/14/28(b)	220	187,972
2.50%, 12/14/31(b)	70	56,472
3.65%, 04/07/27(b)	10	9,513
Harley-Davidson Financial Services Inc., 3.35%, 06/08/25 (Call 05/08/25)(b)	228	218,609
PACCAR Financial Corp.
0.35%, 02/02/24	10	9,534
1.10%, 05/11/26	55	49,775
1.80%, 02/06/25	70	66,716
2.15%, 08/15/24	15	14,529
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	35	29,782

		2,374,480

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(c)	55	46,169
6.25%, 03/15/26 (Call 09/12/22)(c)	16	15,531
6.50%, 04/01/27 (Call 10/03/22)(c)	35	32,712

Security	Par (000)	Value

Auto Parts & Equipment (continued)
6.88%, 07/01/28 (Call 07/01/23)(c)	$25	$23,757
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	85	53,079
4.35%, 03/15/29 (Call 12/15/28)	12	11,253
4.40%, 10/01/46 (Call 04/01/46)	2	1,571
5.40%, 03/15/49 (Call 09/15/48)	70	61,746
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	110	81,521
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	235	213,904
4.38%, 03/15/45 (Call 09/15/44)	10	8,043
5.00%, 10/01/25(b)	115	115,098
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 09/16/22)(b)	20	10,006
13.00%, 06/01/24 (Call 10/03/22)(b)(c)	25	26,391
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 10/03/22)(b)	25	24,791
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	35	28,415
4.50%, 02/15/32 (Call 02/15/27)	26	20,954
5.38%, 11/15/27 (Call 11/15/22)	35	31,230
5.63%, 06/15/28 (Call 06/15/23)	30	26,987
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	35	22,819
3.80%, 09/15/27 (Call 06/15/27)	20	18,859
4.25%, 05/15/29 (Call 02/15/29)	40	36,681
5.25%, 05/15/49 (Call 11/15/48)	75	64,893
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)(c)	45	38,433
3.63%, 06/15/24 (Call 03/15/24)	205	203,372
4.15%, 10/01/25 (Call 07/01/25)	102	101,584
Meritor Inc.
4.50%, 12/15/28 (Call 09/29/22)(b)	45	46,184
6.25%, 06/01/25 (Call 09/02/22)(b)	20	20,625

		1,386,608

Banks — 8.4%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)	285	248,979
2.47%, 12/13/29 (Call 12/13/28)(a)(b)	50	41,970
3.32%, 03/13/37 (Call 12/13/31)(a)(b)	50	38,996
4.75%, 07/28/25(b)	70	69,145
4.80%, 04/18/26(b)	260	254,592
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(d)(e)	200	205,024
Agricultural Bank of China Ltd./Hong Kong, 0.70%, 06/17/24(d)	200	189,184
Agricultural Bank Of China Ltd./Singapore, 1.25%, 03/02/26(d)	200	183,356
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)	200	194,880
4.75%, 10/12/23(b)	390	386,779
Banco de Credito del Peru S.A., 3.13%, 07/01/30 (Call 07/01/25)(a)(d)	100	92,005
Banco do Brasil SA/Cayman, 4.63%, 01/15/25(d)	200	196,086
Banco Santander Chile, 3.18%, 10/26/31 (Call 07/28/31)(d)	150	127,519
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	210	197,339
Bangkok Bank PCL/Hong Kong, 3.47%, 09/23/36	200	168,380
Bank Mandiri Persero Tbk PT, 3.75%, 04/11/24(d)	200	197,832
Bank of China Ltd.
3.50%, 04/20/27(d)	200	196,498
5.00%, 11/13/24(d)	400	406,568

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of Montreal
0.45%, 12/08/23	$40	$38,356
0.63%, 07/09/24	80	75,257
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)	15	13,369
1.85%, 05/01/25	125	117,809
2.50%, 06/28/24	444	433,033
2.65%, 03/08/27	50	46,516
3.80%, 12/15/32 (Call 12/15/27)(a)	165	150,614
4.34%, 10/05/28 (Call 10/05/23)(a)	200	199,226
Series E, 3.30%, 02/05/24	155	153,599
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	20	19,195
0.50%, 04/26/24 (Call 03/26/24)	60	56,986
1.05%, 10/15/26 (Call 09/15/26)	5	4,447
1.60%, 04/24/25 (Call 03/24/25)	72	67,798
1.65%, 07/14/28 (Call 05/14/28)	10	8,646
1.65%, 01/28/31 (Call 10/28/30)	75	60,610
1.80%, 07/28/31 (Call 04/28/31)(c)	45	36,265
2.10%, 10/24/24	45	43,570
2.45%, 08/17/26 (Call 05/17/26)	120	112,939
2.80%, 05/04/26 (Call 02/04/26)	120	115,738
3.00%, 10/30/28 (Call 07/30/28)	90	82,411
3.25%, 09/11/24 (Call 08/11/24)	40	39,699
3.25%, 05/16/27 (Call 02/16/27)	110	106,468
3.30%, 08/23/29 (Call 05/23/29)	100	93,145
3.40%, 05/15/24 (Call 04/15/24)	85	84,557
3.40%, 01/29/28 (Call 10/29/27)	160	152,933
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	170	163,202
3.85%, 04/28/28(c)	102	100,105
3.95%, 11/18/25 (Call 10/18/25)(c)	50	49,921
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	70	69,994
Series G, 3.00%, 02/24/25 (Call 01/24/25)	110	107,879
Series J, 1.90%, 01/25/29 (Call 11/25/28)	20	17,190
Bank of Nova Scotia (The)
0.65%, 07/31/24	120	112,367
0.70%, 04/15/24	184	174,472
1.05%, 03/02/26	25	22,424
1.30%, 09/15/26	35	31,067
1.35%, 06/24/26	300	269,178
2.15%, 08/01/31	135	110,545
2.20%, 02/03/25	240	228,696
2.70%, 08/03/26	15	14,127
3.40%, 02/11/24	45	44,645
4.50%, 12/16/25	65	64,813
4.59%, 05/04/37 (Call 02/04/32)(a)	30	27,093
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	265	251,159
1.00%, 02/04/25(b)	30	27,482
1.60%, 10/04/26(b)	40	35,375
2.38%, 11/21/24(b)	300	286,995
BDO Unibank Inc., 2.13%, 01/13/26(d)	200	187,712
BNG Bank NV
1.50%, 10/16/24(b)	50	47,858
2.63%, 02/27/24(b)	50	49,284
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)	225	197,660
1.90%, 09/30/28 (Call 09/30/27), (SOFR + 1.609%)(a)(b)	200	168,756
2.22%, 06/09/26 (Call 06/09/25)(a)(b)	215	198,443
2.59%, 01/20/28 (Call 01/20/27)(a)(b)	200	177,560

Security	Par (000)	Value

Banks (continued)
2.82%, 01/26/41(b)(c)	$235	$158,834
2.87%, 04/19/32 (Call 04/19/31), (SOFR + 1.387%)(a)(b)	220	178,490
3.05%, 01/13/31 (Call 01/13/30), (SOFR + 1.507%)(a)(b)	225	190,849
4.38%, 05/12/26(b)	200	195,996
4.40%, 08/14/28(b)	230	218,955
4.63%, 03/13/27(b)	250	243,212
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	255	255,110
5.20%, 01/10/30 (Call 01/10/29), (3 mo. LIBOR US + 2.567%)(a)(b)	150	146,781
BPCE SA
1.00%, 01/20/26(b)	85	75,098
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	90	80,063
2.38%, 01/14/25(b)	445	419,724
2.70%, 10/01/29(b)(c)	75	64,855
3.12%, 10/19/32 (Call 10/19/31), (SOFR + 1.730%)(a)(b)	50	39,223
3.38%, 12/02/26	15	14,286
3.58%, 10/19/42 (Call 10/19/41), (SOFR + 1.952%)(a)(b)	55	39,261
4.50%, 03/15/25(b)	200	194,288
4.63%, 07/11/24(b)	30	29,638
4.63%, 09/12/28(b)	335	319,000
4.88%, 04/01/26(b)	245	238,904
5.15%, 07/21/24(b)	271	269,770
5.70%, 10/22/23(b)	20	20,117
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	25	24,294
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	155	148,540
0.95%, 10/23/25	95	86,388
1.00%, 10/18/24	30	28,061
1.25%, 06/22/26	60	53,640
2.25%, 01/28/25	205	195,467
3.10%, 04/02/24(c)	278	274,125
CBQ Finance Ltd., 2.00%, 05/12/26(d)	200	183,876
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25)(a)(d)	200	190,792
4.25%, 02/27/29 (Call 02/27/24)(a)(d)	200	200,018
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(d)	200	187,810
CIMB Bank Bhd, 3.20%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(d)	200	200,110
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	85	71,339
2.64%, 09/30/32 (Call 07/02/32)	80	63,345
2.85%, 07/27/26 (Call 04/27/26)	160	151,526
3.25%, 04/30/30 (Call 01/30/30)	100	87,798
4.30%, 12/03/25 (Call 11/03/25)	30	29,652
5.64%, 05/21/37 (Call 05/21/32)(a)	5	4,881
Comerica Bank, 2.50%, 07/23/24	200	194,028
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	130	125,649
Commerzbank AG, 8.13%, 09/19/23(b)	100	101,722
Cooperatieve Rabobank U.A
1.11%, 02/24/27 (Call 02/24/26)(a)(b)	50	43,930
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	300	271,731
1.98%, 12/15/27 (Call 12/15/26)(a)(b)	290	256,511
3.75%, 07/21/26	15	14,311
4.63%, 12/01/23	45	45,092
5.25%, 05/24/41	106	115,336
5.25%, 08/04/45(c)	20	19,426
5.75%, 12/01/43	35	36,348
5.80%, 09/30/2110(b)	40	45,060

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank U.A./NY, 3.38%, 05/21/25	$290	$283,916
Cooperatieve Rabobank UA, 3.76%, 04/06/33 (Call 04/06/32)(a)(b)	260	231,860
Credit Agricole SA
2.81%, 01/11/41(b)	65	44,112
4.00%, 01/10/33 (Call 01/10/28)(a)(b)	310	280,417
4.38%, 03/17/25(b)	25	24,519
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)	230	211,016
3.25%, 10/04/24(b)	400	389,780
3.88%, 04/15/24(b)	415	412,257
4.13%, 01/10/27(b)	66	63,973
DBS Group Holdings Ltd., 4.52%, 12/11/28 (Call 12/11/23)(a)(b)	385	385,223
Development Bank of Kazakhstan JSC, 2.95%, 05/06/31(d)	200	155,394
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	50	48,056
2.70%, 02/06/30 (Call 11/06/29)	30	25,001
3.45%, 07/27/26 (Call 04/27/26)	45	42,637
4.65%, 09/13/28 (Call 06/13/28)	240	230,801
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24)(a)(b)	125	115,717
1.13%, 09/16/26 (Call 09/16/25)(a)(b)(c)	250	223,217
1.54%, 05/25/27 (Call 05/25/26)(a)(b)	230	204,132
1.61%, 03/30/28 (Call 03/30/27)(a)(b)	15	13,006
2.97%, 03/28/25 (Call 03/28/24)(a)(b)	15	14,618
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	95	104,309
Emirates NBD Bank PJSC, 6.13%, (Call 04/09/26)(a)(d)(e)	200	198,660
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	215	201,866
2.05%, 02/10/25(b)	240	225,125
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26)(a)(d)(e)	200	194,182
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(c)	20	20,295
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	140	136,979
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)(c)	35	29,939
4.63%, 02/13/47 (Call 08/13/46)	25	22,126
Hana Bank, 1.25%, 12/16/26(d)	200	176,842
HSBC Bank USA N.A., 7.00%, 01/15/39	260	299,065
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(a)	35	32,656
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(a)	355	309,315
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(a)	220	200,545
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)	205	188,307
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)	200	176,248
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	75	71,180
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	305	242,322
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(a)	255	210,684
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(a)	330	262,393
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	20	19,618
3.90%, 05/25/26	35	34,029
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	320	289,165
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	200	188,106
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)	30	29,148
4.30%, 03/08/26	30	29,648
4.38%, 11/23/26	230	225,078

Security	Par (000)	Value

Banks (continued)
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	$195	$184,037
4.76%, 03/29/33 (Call 03/29/32), (SOFR + 2.530%)(a)	200	178,518
4.95%, 03/31/30	300	292,068
5.21%, 08/11/28	200	195,214
6.10%, 01/14/42	25	27,336
6.50%, 05/02/36	145	152,072
6.50%, 09/15/37(c)	145	151,364
6.80%, 06/01/38	160	172,446
7.63%, 05/17/32	20	22,690
Huntington Bancshares Inc., 2.49%, 08/15/36 (Call 08/15/31)(a)	65	49,219
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	150	128,226
2.63%, 08/06/24 (Call 07/06/24)	371	360,371
4.00%, 05/15/25 (Call 04/15/25)	145	143,660
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26)(a)(d)(e)	200	191,644
4.88%, 09/21/25(d)	200	202,858
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 3.51%, 10/17/24, (3 mo. LIBOR US + 0.770%)(a)(d)	200	200,334
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(d)	200	184,628
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(d)	200	193,772
Industrial Bank Co. Ltd./Hong Kong, 0.88%, 06/10/24(d)	200	189,688
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	35	31,650
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)	210	186,304
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(a)	95	78,550
3.55%, 04/09/24	120	118,645
3.95%, 03/29/27	265	254,342
4.10%, 10/02/23	325	324,922
4.25%, 03/28/33 (Call 03/28/32), (SOFR + 2.070%)(a)	15	13,835
4.55%, 10/02/28	200	193,604
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(d)	200	179,604
KeyBank N.A./Cleveland OH
3.40%, 05/20/26	15	14,329
3.90%, 04/13/29	25	22,894
KeyCorp
2.25%, 04/06/27	156	140,342
2.55%, 10/01/29	140	119,930
4.10%, 04/30/28	85	82,542
4.15%, 10/29/25	160	158,410
KfW
0.00%, 04/18/36(c)(f)	70	43,425
0.25%, 10/19/23	295	284,194
0.25%, 03/08/24	410	390,111
0.38%, 07/18/25	370	337,677
0.50%, 09/20/24	187	175,821
0.63%, 01/22/26	214	194,096
0.75%, 09/30/30	190	155,044
1.00%, 10/01/26	50	45,224
1.38%, 08/05/24	325	311,909
1.75%, 09/14/29	295	265,181
2.00%, 05/02/25	179	171,813
2.50%, 11/20/24	375	366,634
2.63%, 02/28/24(c)	565	557,401
2.88%, 04/03/28	149	144,484

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Kookmin Bank, 4.50%, 02/01/29(d)	$200	$194,538
Korea Development Bank (The)
2.00%, 10/25/31	200	168,660
3.00%, 01/13/26	200	194,500
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	85	77,302
1.75%, 07/27/26	215	200,976
1.75%, 01/14/27(d)	75	69,689
2.00%, 01/13/25	20	19,296
2.38%, 01/23/24(d)	165	162,192
2.38%, 06/10/25	105	101,566
3.13%, 11/14/23	290	288,460
Series 37, 2.50%, 11/15/27	115	109,467
Series 40, 0.50%, 05/27/25	240	220,750
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	340	319,947
3.75%, 01/11/27	250	238,485
4.34%, 01/09/48	295	238,437
4.45%, 05/08/25	200	198,376
4.55%, 08/16/28	215	208,182
4.58%, 12/10/25	220	215,512
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	245	234,183
3.05%, 03/03/36 (Call 03/03/31)(a)(b)	90	70,342
3.62%, 06/03/30(b)	65	55,981
3.90%, 01/15/26(b)	210	206,382
4.00%, 07/29/25(b)	145	143,662
4.88%, 06/10/25(b)	30	29,864
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(a)	35	33,756
1.41%, 07/17/25	95	87,159
1.54%, 07/20/27 (Call 07/20/26)(a)	20	17,656
2.05%, 07/17/30	200	163,130
2.19%, 02/25/25	240	227,398
2.31%, 07/20/32 (Call 07/20/31)(a)	230	185,891
2.49%, 10/13/32 (Call 10/13/31)(a)	110	89,736
2.56%, 02/25/30(c)	200	171,122
2.76%, 09/13/26	10	9,319
2.80%, 07/18/24	15	14,589
2.85%, 01/19/33 (Call 01/19/32)(a)	235	197,113
3.20%, 07/18/29	35	31,730
3.29%, 07/25/27	10	9,420
3.41%, 03/07/24	300	297,057
3.74%, 03/07/29	95	89,527
3.75%, 07/18/39	260	224,975
3.78%, 03/02/25	15	14,815
4.05%, 09/11/28	10	9,603
4.29%, 07/26/38	30	28,031
5.13%, 07/20/33 (Call 07/20/32)(a)	200	200,844
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(a)	50	47,410
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(a)	95	88,836
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(a)	305	270,132
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	70	65,034
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	229	202,905
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(a)	294	262,204
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	300	236,349
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(a)	250	197,495
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	60	56,347
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	250	201,615

Security	Par (000)	Value

Banks (continued)
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	$340	$262,953
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)	290	237,803
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	130	112,555
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	60	58,021
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(a)	155	105,268
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(a)	225	191,907
3.13%, 07/27/26	55	52,402
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(a)	30	23,419
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	79	74,625
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	335	307,306
3.63%, 01/20/27	280	271,950
3.70%, 10/23/24	355	352,788
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	185	174,179
3.88%, 01/27/26	145	143,050
3.95%, 04/23/27	210	203,540
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	259	231,023
4.00%, 07/23/25	135	134,275
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(a)	30	29,206
4.30%, 01/27/45	150	134,071
4.35%, 09/08/26	75	74,140
4.38%, 01/22/47	195	177,512
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	330	321,377
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(a)	190	177,196
5.00%, 11/24/25	195	198,083
5.30%, 04/20/37 (Call 04/20/32)(a)	45	43,217
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	135	145,766
6.25%, 08/09/26	25	26,572
6.38%, 07/24/42	162	185,438
7.25%, 04/01/32	140	165,537
Series F, 3.88%, 04/29/24	385	384,292
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	60	55,468
MUFG Bank Ltd., 4.70%, 03/10/44(b)	35	34,539
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)	455	433,965
0.75%, 08/06/24	300	280,044
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(a)	30	23,497
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(a)	200	192,000
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	400	388,240
NatWest Group PLC
3.75%, 11/01/29 (Call 11/01/24)(a)	30	28,494
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)	200	186,708
NatWest Markets PLC, 0.80%, 08/12/24(b)	20	18,598
Nordea Bank Abp
0.63%, 05/24/24(b)	40	37,602
0.75%, 08/28/25(b)	290	261,119
1.50%, 09/30/26(b)	90	79,713
4.63%, 09/13/33 (Call 09/13/28)(a)(b)	85	80,940
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	65	54,912
3.15%, 05/03/29 (Call 02/03/29)	146	136,472

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	$160	$149,118
3.65%, 08/03/28 (Call 05/03/28)(c)	135	131,464
3.95%, 10/30/25	45	44,822
4.00%, 05/10/27 (Call 04/10/27)	15	14,949
NRW Bank
0.63%, 05/19/25(d)	120	110,712
0.88%, 03/09/26(d)	25	22,675
1.88%, 07/31/24(d)	189	183,111
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	170	154,142
0.50%, 09/16/24	125	117,505
0.50%, 02/02/26	230	207,018
1.50%, 02/12/25	245	232,934
3.13%, 11/07/23	470	467,551
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(b)	108	98,875
4.25%, 06/19/24(b)	35	34,920
PNC Bank NA
2.70%, 10/22/29	20	17,432
3.25%, 01/22/28 (Call 12/23/27)	75	71,131
4.05%, 07/26/28	45	43,463
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	50	44,822
2.20%, 11/01/24 (Call 10/02/24)	160	154,680
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)(c)	125	105,045
2.55%, 01/22/30 (Call 10/24/29)	230	201,935
2.60%, 07/23/26 (Call 05/23/26)	170	160,796
3.15%, 05/19/27 (Call 04/19/27)	65	62,232
3.45%, 04/23/29 (Call 01/23/29)	201	190,279
3.50%, 01/23/24 (Call 12/23/23)	159	158,482
3.90%, 04/29/24 (Call 03/29/24)(c)	55	55,007
QNB Finance Ltd.
2.63%, 05/12/25(d)	200	191,766
3.50%, 03/28/24(d)	200	197,886
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	165	142,060
2.25%, 05/18/25 (Call 04/18/25)	160	152,387
7.38%, 12/10/37	76	89,460
Shanghai Commercial Bank Ltd., 5.00%, 01/17/29 (Call 01/17/24)(a)(d)	250	250,052
Shinhan Bank Co. Ltd., 3.88%, 03/24/26(c)(d)	200	193,484
Skandinaviska Enskilda Banken AB
0.65%, 09/09/24(b)	200	185,846
0.85%, 09/02/25(b)	200	181,064
Societe Generale SA
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	245	213,951
2.63%, 10/16/24(b)	36	34,407
2.63%, 01/22/25(b)	15	14,160
2.89%, 06/09/32 (Call 06/09/31)(a)(b)	300	235,497
3.00%, 01/22/30(b)	200	168,122
3.34%, 01/21/33 (Call 01/21/32)(a)(b)	15	12,083
3.63%, 03/01/41(b)	70	46,731
3.88%, 03/28/24(b)	15	14,775
4.00%, 01/12/27(b)	240	227,616
4.25%, 04/14/25(b)	300	292,638
4.25%, 08/19/26(b)	15	14,310
4.75%, 11/24/25(b)	50	48,902
4.75%, 09/14/28(b)	310	298,294
5.00%, 01/17/24(b)	35	35,078

Security	Par (000)	Value

Banks (continued)
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(a)(b)	$15	$14,157
2.61%, 01/12/28 (Call 01/12/27)(a)(b)	400	354,644
2.68%, 06/29/32 (Call 06/29/31)(a)(b)	200	157,626
2.89%, 01/30/26 (Call 01/30/25)(a)(b)	15	14,125
3.27%, 02/18/36 (Call 11/18/30)(a)(b)	147	116,212
4.64%, 04/01/31 (Call 04/01/30)(a)(b)	200	188,522
4.87%, 03/15/33 (Call 03/15/28)(a)(b)	165	152,759
5.70%, 03/26/44(b)	200	186,596
State Street Corp.
2.20%, 03/03/31	145	120,656
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)	120	115,860
2.40%, 01/24/30	65	57,141
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(a)	15	12,778
2.65%, 05/19/26	90	86,602
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)	125	120,192
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	65	56,867
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(a)	5	4,544
3.30%, 12/16/24	89	88,232
3.55%, 08/18/25	99	98,131
3.70%, 11/20/23	35	35,047
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	65	64,841
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	115	112,453
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	35	34,092
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	10	9,527
1.40%, 09/17/26(c)	20	17,646
1.47%, 07/08/25	240	220,860
1.71%, 01/12/31	110	85,335
2.13%, 07/08/30	85	69,676
2.14%, 09/23/30	125	99,501
2.22%, 09/17/31	10	8,077
2.30%, 01/12/41	65	44,002
2.63%, 07/14/26	55	51,215
2.70%, 07/16/24	250	242,495
2.72%, 09/27/29	15	13,021
2.75%, 01/15/30	215	185,945
2.93%, 09/17/41	190	137,853
3.01%, 10/19/26	80	75,301
3.04%, 07/16/29	45	39,948
3.05%, 01/14/42	35	26,441
3.20%, 09/17/29	145	128,044
3.35%, 10/18/27	83	77,946
3.36%, 07/12/27	130	122,697
3.45%, 01/11/27	55	52,398
3.54%, 01/17/28	15	14,206
3.78%, 03/09/26	125	122,007
3.94%, 10/16/23	80	79,971
3.94%, 07/19/28	15	14,279
4.31%, 10/16/28	45	43,832
4.44%, 04/02/24(b)	60	59,890
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	75	73,600
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	40	35,493
1.80%, 02/02/31 (Call 11/02/30)	75	56,556
2.10%, 05/15/28 (Call 03/15/28)	55	46,611
3.13%, 06/05/30 (Call 03/05/30)	120	102,719
3.50%, 01/29/25(c)	40	38,880

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	$360	$338,303
1.42%, 06/11/27 (Call 06/11/26)(a)(b)	225	200,025
3.90%, 11/20/23	30	30,028
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(a)	25	24,757
Toronto-Dominion Bank (The)
0.55%, 03/04/24	215	204,422
0.70%, 09/10/24	45	42,097
0.75%, 09/11/25(c)	85	76,774
0.75%, 01/06/26	205	183,135
1.15%, 06/12/25	45	41,494
1.20%, 06/03/26	200	178,860
1.25%, 09/10/26	60	53,286
2.00%, 09/10/31	20	16,224
2.65%, 06/12/24	280	273,417
3.20%, 03/10/32	200	177,706
3.25%, 03/11/24	155	153,292
3.63%, 09/15/31 (Call 09/15/26)(a)	185	175,752
4.46%, 06/08/32	50	49,048
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	40	37,503
2.15%, 12/06/24 (Call 11/05/24)	20	19,186
2.25%, 03/11/30 (Call 12/11/29)	60	50,108
2.64%, 09/17/29 (Call 09/17/24)(a)	35	33,156
3.20%, 04/01/24 (Call 03/01/24)	55	54,433
3.30%, 05/15/26 (Call 04/15/26)	55	52,889
3.63%, 09/16/25 (Call 08/16/25)	25	24,473
3.80%, 10/30/26 (Call 09/30/26)	10	9,762
4.05%, 11/03/25 (Call 09/03/25)	5	4,992
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	35	30,049
1.20%, 08/05/25 (Call 07/03/25)	105	96,477
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)	150	134,908
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(a)	85	72,916
1.95%, 06/05/30 (Call 03/05/30)	85	70,540
2.50%, 08/01/24 (Call 07/01/24)	118	114,902
2.85%, 10/26/24 (Call 09/26/24)	95	93,350
3.70%, 06/05/25 (Call 05/05/25)	200	197,836
3.75%, 12/06/23 (Call 11/06/23)	190	190,281
3.88%, 03/19/29 (Call 02/16/29)	90	85,143
4.00%, 05/01/25 (Call 03/01/25)	30	29,920
4.12%, 06/06/28 (Call 06/06/27)(a)	200	196,370
Turkiye Vakiflar Bankasi TAO, 5.25%, 02/05/25(d)	200	178,208
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	10	9,375
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(a)	30	27,420
2.40%, 07/30/24 (Call 06/28/24)	180	175,664
2.49%, 11/03/36 (Call 11/03/31)(a)	120	96,754
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(a)	60	51,624
3.00%, 07/30/29 (Call 04/30/29)	195	175,440
3.10%, 04/27/26 (Call 03/27/26)	40	38,499
3.38%, 02/05/24 (Call 01/05/24)	10	9,952
3.60%, 09/11/24 (Call 08/11/24)	225	223,999
3.70%, 01/30/24 (Call 12/29/23)	15	15,011
3.95%, 11/17/25 (Call 10/17/25)	10	10,010
4.97%, 07/22/33 (Call 07/22/32)(a)	200	198,230
Series V, 2.38%, 07/22/26 (Call 06/22/26)	220	207,341
Series X, 3.15%, 04/27/27 (Call 03/27/27)	170	163,684
UBS AG/London
0.45%, 02/09/24(b)	215	203,721

Security	Par (000)	Value

Banks (continued)
1.25%, 06/01/26(b)	$100	$89,034
1.38%, 01/13/25 (Call 12/13/24), (SOFR + 0.300%)(b)	165	154,318
UBS Group AG
1.36%, 01/30/27 (Call 01/30/26)(a)(b)	200	176,838
2.10%, 02/11/32 (Call 02/11/31)(a)(b)	200	156,194
2.75%, 02/11/33 (Call 02/11/32)(a)(b)	70	56,157
3.13%, 08/13/30 (Call 08/13/29), (3 mo. LIBOR US + 1.468%)(a)(b)	415	363,374
3.18%, 02/11/43 (Call 02/11/42)(a)(b)	75	55,140
4.13%, 09/24/25(b)	15	14,854
4.13%, 04/15/26(b)	310	304,026
4.75%, 05/12/28 (Call 05/12/27)(a)(b)	15	14,705
4.99%, 08/05/33	200	193,428
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	30	27,340
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	250	246,745
3.88%, (Call 10/19/23)(a)(d)(e)	200	197,954
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(a)	55	49,166
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	170	159,130
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(a)	35	30,946
Wintrust Financial Corp., 4.85%, 06/06/29	20	19,469
Woori Bank
0.75%, 02/01/26(d)	200	177,812
2.00%, 01/20/27(d)	200	181,526
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	15	12,740

		66,225,213

Beverages — 0.6%
Coca-Cola Co. (The)
1.00%, 03/15/28	90	77,703
1.38%, 03/15/31	103	83,919
1.45%, 06/01/27	125	113,109
1.50%, 03/05/28(c)	20	17,875
1.65%, 06/01/30	124	104,680
1.75%, 09/06/24	207	200,726
2.00%, 03/05/31	110	94,218
2.13%, 09/06/29	107	95,355
2.25%, 01/05/32	220	191,259
2.50%, 06/01/40	125	96,951
2.50%, 03/15/51	115	81,817
2.60%, 06/01/50	141	103,732
2.75%, 06/01/60	70	49,930
2.88%, 05/05/41	35	28,480
2.90%, 05/25/27	35	33,780
3.00%, 03/05/51(c)	30	23,509
3.38%, 03/25/27	50	49,410
3.45%, 03/25/30	120	115,601
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(b)	80	75,555
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(c)	15	11,774
2.75%, 01/22/30 (Call 10/22/29)	20	18,002
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(d)	200	167,404
Embotelladora Andina SA, 3.95%, 01/21/50 (Call 07/21/49)(d)	150	118,529
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 10/03/22)	50	47,550
2.25%, 03/15/31 (Call 12/15/30)	5	4,114
2.55%, 09/15/26 (Call 06/15/26)	90	84,154
3.20%, 05/01/30 (Call 02/01/30)	105	94,278
3.35%, 03/15/51 (Call 09/15/50)	55	40,094

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.40%, 11/15/25 (Call 08/15/25)	$135	$131,860
3.43%, 06/15/27 (Call 03/15/27)	25	23,897
3.80%, 05/01/50 (Call 11/01/49)	35	27,262
3.95%, 04/15/29 (Call 02/15/29)	30	28,547
4.42%, 05/25/25 (Call 03/25/25)	15	15,049
4.42%, 12/15/46 (Call 06/15/46)	76	66,334
4.50%, 11/15/45 (Call 05/15/45)	35	30,940
4.50%, 04/15/52 (Call 10/15/51)	30	26,103
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	220	179,780
1.63%, 05/01/30 (Call 02/01/30)	148	124,913
1.95%, 10/21/31 (Call 07/21/31)	210	177,826
2.25%, 03/19/25 (Call 02/19/25)	77	74,268
2.38%, 10/06/26 (Call 07/06/26)	134	127,165
2.63%, 03/19/27 (Call 01/19/27)	58	55,045
2.63%, 07/29/29 (Call 04/29/29)	89	81,536
2.75%, 04/30/25 (Call 01/30/25)(c)	40	39,014
2.75%, 03/19/30 (Call 12/19/29)	162	148,311
2.75%, 10/21/51 (Call 04/21/51)	180	136,260
2.85%, 02/24/26 (Call 11/24/25)	120	116,868
2.88%, 10/15/49 (Call 04/15/49)	65	50,721
3.00%, 10/15/27 (Call 07/15/27)	112	108,222
3.38%, 07/29/49 (Call 01/29/49)	32	27,037
3.45%, 10/06/46 (Call 04/06/46)	31	27,008
3.50%, 07/17/25 (Call 04/17/25)	100	99,515
3.60%, 03/01/24 (Call 12/01/23)	10	10,006
3.60%, 08/13/42	30	26,519
3.63%, 03/19/50 (Call 09/19/49)	86	76,853
3.88%, 03/19/60 (Call 09/19/59)	40	37,883
4.00%, 03/05/42	5	4,705
4.00%, 05/02/47 (Call 11/02/46)	20	18,822
5.50%, 01/15/40	25	28,023

		4,349,800

Biotechnology — 0.4%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	25	21,603
1.90%, 02/21/25 (Call 01/21/25)	95	90,468
2.00%, 01/15/32 (Call 10/15/31)	200	162,542
2.20%, 02/21/27 (Call 12/21/26)	143	131,477
2.30%, 02/25/31 (Call 11/25/30)	46	38,962
2.45%, 02/21/30 (Call 11/21/29)	70	61,285
2.60%, 08/19/26 (Call 05/19/26)	67	63,440
2.77%, 09/01/53 (Call 03/01/53)	125	83,030
2.80%, 08/15/41 (Call 02/15/41)	85	63,793
3.00%, 01/15/52 (Call 07/15/51)	5	3,524
3.13%, 05/01/25 (Call 02/01/25)	37	36,258
3.15%, 02/21/40 (Call 08/21/39)	207	163,826
3.20%, 11/02/27 (Call 08/02/27)	60	57,378
3.38%, 02/21/50 (Call 08/21/49)	127	96,354
3.63%, 05/22/24 (Call 02/22/24)	304	302,751
4.40%, 05/01/45 (Call 11/01/44)	117	105,325
4.40%, 02/22/62 (Call 08/22/61)	10	8,672
4.56%, 06/15/48 (Call 12/15/47)	75	69,291
4.66%, 06/15/51 (Call 12/15/50)	257	240,997
4.95%, 10/01/41	286	277,963
5.15%, 11/15/41 (Call 05/15/41)	87	86,106
6.38%, 06/01/37	125	143,932
6.40%, 02/01/39	115	128,698
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	124	101,577

Security	Par (000)	Value

Biotechnology (continued)
3.15%, 05/01/50 (Call 11/01/49)	$120	$81,677
3.25%, 02/15/51 (Call 08/15/50)	119	83,016
4.05%, 09/15/25 (Call 06/15/25)	95	94,561
5.20%, 09/15/45 (Call 03/15/45)	35	33,599
CSL Finance PLC
4.05%, 04/27/29 (Call 02/27/29)(b)	10	9,713
4.25%, 04/27/32 (Call 01/27/32)(b)	20	19,416
4.63%, 04/27/42 (Call 10/27/41)(b)	10	9,495
4.75%, 04/27/52 (Call 10/27/51)(b)	200	192,214
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	20	16,954
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	95	77,298
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)(c)	119	94,624
2.80%, 09/15/50 (Call 03/15/50)	86	57,836

		3,309,655

Building Materials — 0.3%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	35	31,272
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	10	9,218
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	105	83,903
5.00%, 03/01/30 (Call 03/01/25)(b)	35	31,073
6.38%, 06/15/32 (Call 06/15/27)(b)	25	23,195
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(b)	50	45,314
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	40	38,034
2.49%, 02/15/27 (Call 12/15/26)	4	3,680
2.70%, 02/15/31 (Call 11/15/30)	60	51,138
2.72%, 02/15/30 (Call 11/15/29)	94	81,300
3.38%, 04/05/40 (Call 10/05/39)	99	78,152
3.58%, 04/05/50 (Call 10/05/49)	227	172,992
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	40	27,984
CRH America Finance Inc.
3.95%, 04/04/28 (Call 01/04/28)(b)	15	14,539
4.40%, 05/09/47 (Call 11/09/46)(b)	10	8,906
4.50%, 04/04/48 (Call 10/04/47)(b)	10	9,049
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(b)	15	14,509
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	62	54,119
4.00%, 06/15/25 (Call 03/15/25)	117	115,068
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(b)	25	23,050
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 10/03/22)(b)(c)	30	25,831
4.88%, 12/15/27 (Call 12/15/22)(b)(c)	30	23,258
6.25%, 05/15/25 (Call 10/03/22)(b)	30	29,220
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	189	171,659
1.70%, 08/01/27 (Call 06/01/27)	47	40,888
3.00%, 11/15/23 (Call 09/15/23)	87	85,642
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	35	28,765
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	22	18,106
3.20%, 07/15/51 (Call 01/15/51)	67	47,024
3.45%, 06/01/27 (Call 03/01/27)	35	33,258
3.50%, 12/15/27 (Call 09/15/27)	60	57,356
4.25%, 07/02/24 (Call 04/02/24)	5	4,988
4.25%, 12/15/47 (Call 06/15/47)	95	79,657
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	42	35,421

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	$94	$74,531
2.00%, 02/15/31 (Call 11/15/30)	15	11,970
3.13%, 02/15/51 (Call 08/15/50)	5	3,338
3.50%, 11/15/27 (Call 08/15/27)	35	32,613
4.50%, 05/15/47 (Call 11/15/46)(c)	70	59,339
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)(c)	25	20,258
5.38%, 02/01/28 (Call 02/01/23)(b)	40	37,187
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	114	108,595
3.88%, 06/01/30 (Call 03/01/30)	45	40,978
3.95%, 08/15/29 (Call 05/15/29)	5	4,688
4.20%, 12/01/24 (Call 09/01/24)	39	38,943
4.30%, 07/15/47 (Call 01/15/47)	45	36,726
4.40%, 01/30/48 (Call 07/30/47)	40	32,815
7.00%, 12/01/36	25	27,015
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	10	10,096
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	51	46,365
6.50%, 03/15/27 (Call 09/12/22)(b)(c)	25	24,855
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	60	54,216
3.90%, 04/01/27 (Call 01/01/27)	165	161,860
4.50%, 04/01/25 (Call 01/01/25)	50	50,114
4.50%, 06/15/47 (Call 12/15/46)	27	23,907
4.70%, 03/01/48 (Call 09/01/47)	40	36,397

		2,534,374

Chemicals — 0.6%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(b)	15	12,632
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	115	107,101
1.85%, 05/15/27 (Call 03/15/27)	108	98,423
2.05%, 05/15/30 (Call 02/15/30)	64	55,248
2.70%, 05/15/40 (Call 11/15/39)	90	70,904
2.80%, 05/15/50 (Call 11/15/49)	50	37,212
3.35%, 07/31/24 (Call 04/30/24)	55	54,696
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	70	67,322
Avient Corp., 5.75%, 05/15/25 (Call 10/03/22)(b)	55	54,226
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)(c)	65	54,688
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)(c)	75	69,487
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	40	33,632
3.50%, 05/08/24 (Call 04/08/24)	80	77,897
6.17%, 07/15/27 (Call 06/15/27)	100	100,152
6.33%, 07/15/29 (Call 05/15/29)	100	99,402
6.38%, 07/15/32 (Call 04/15/32)	100	99,328
CF Industries Inc., 5.38%, 03/15/44	50	46,838
Ecolab Inc.
0.90%, 12/15/23 (Call 12/15/22)	300	290,247
2.70%, 11/01/26 (Call 08/01/26)	20	19,224
2.70%, 12/15/51 (Call 06/15/51)	170	120,601
2.75%, 08/18/55 (Call 02/18/55)	110	77,584
3.95%, 12/01/47 (Call 06/01/47)	20	18,181
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	55	46,331
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	30	27,815

Security	Par (000)	Value

Chemicals (continued)
4.25%, 10/15/28 (Call 10/15/23)	$25	$22,067
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	40	34,501
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	170	152,667
1.83%, 10/15/27 (Call 08/15/27)(b)	90	77,095
2.30%, 11/01/30 (Call 08/01/30)(b)	169	138,440
3.27%, 11/15/40 (Call 05/15/40)(b)	92	69,276
3.47%, 12/01/50 (Call 06/01/50)(b)	81	59,446
4.38%, 06/01/47 (Call 12/01/46)	55	46,423
4.45%, 09/26/28 (Call 06/26/28)	15	14,566
5.00%, 09/26/48 (Call 03/26/48)	50	46,280
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	34	27,228
2.00%, 08/10/50 (Call 02/10/50)	60	37,483
2.65%, 02/05/25 (Call 11/05/24)	35	34,062
3.20%, 01/30/26 (Call 10/30/25)	90	88,236
3.55%, 11/07/42 (Call 05/07/42)	50	43,036
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	20	19,508
5.13%, 10/15/27 (Call 04/15/27)	50	45,521
5.25%, 12/15/29 (Call 09/15/29)	55	46,304
5.65%, 12/01/44 (Call 06/01/44)	20	14,694
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	94	83,240
3.00%, 04/01/25 (Call 01/01/25)	20	19,405
3.95%, 05/13/50 (Call 11/13/49)	65	55,405
4.00%, 12/15/26 (Call 09/15/26)	20	19,667
4.13%, 03/15/35 (Call 09/15/34)	55	50,093
4.20%, 04/01/29 (Call 01/01/29)	55	53,399
4.90%, 06/01/43 (Call 12/01/42)	30	28,749
5.00%, 04/01/49 (Call 10/01/48)	51	50,379
5.25%, 01/15/45 (Call 07/15/44)	74	72,361
5.63%, 12/01/40	5	5,155
5.88%, 12/01/36	30	32,064
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(b)	40	38,756
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	40	35,833
2.40%, 08/15/24 (Call 07/15/24)	15	14,548
2.55%, 06/15/30 (Call 03/15/30)	100	87,383
3.75%, 03/15/28 (Call 12/15/27)	144	139,490
SABIC Capital II BV, 4.50%, 10/10/28(d)	200	202,922
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	135	109,521
2.30%, 05/15/30 (Call 02/15/30)	35	29,513
2.90%, 03/15/52 (Call 09/15/51)	60	39,943
2.95%, 08/15/29 (Call 05/15/29)	25	22,453
3.30%, 05/15/50 (Call 11/15/49)	30	22,004
3.45%, 08/01/25 (Call 05/01/25)	10	9,785
3.45%, 06/01/27 (Call 03/01/27)	64	61,260
3.80%, 08/15/49 (Call 02/15/49)	65	51,772
3.95%, 01/15/26 (Call 10/15/25)	15	14,836
4.50%, 06/01/47 (Call 12/01/46)	100	89,216
4.55%, 08/01/45 (Call 02/01/45)	16	13,994
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(b)	35	24,830
5.38%, 09/01/25 (Call 10/03/22)(b)(c)	45	38,821
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	80	66,542
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	105	89,077

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.80%, 06/06/26 (Call 03/06/26)(b)	$15	$14,225
4.75%, 06/01/28 (Call 03/01/28)(b)(c)	130	124,580

		4,567,225

Commercial Services — 0.9%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	80	68,621
4.88%, 07/15/32(b)(c)	55	46,432
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	35	30,205
4.63%, 10/01/27 (Call 10/03/22)(b)	30	27,791
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(b)	30	25,097
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)(c)	26	21,419
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)(c)	60	49,208
6.75%, 02/15/27 (Call 02/15/23)(b)(c)	45	44,150
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	55	48,838
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	15	12,908
2.45%, 08/12/31 (Call 05/12/31)(b)	15	11,688
4.00%, 05/01/28 (Call 05/01/23)(b)	15	13,718
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	111	90,786
1.70%, 05/15/28 (Call 03/15/28)	42	37,604
3.38%, 09/15/25 (Call 06/15/25)	227	224,805
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)	35	30,568
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	50	43,610
5.75%, 07/15/27 (Call 10/03/22)(b)	80	75,661
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	130	112,885
3.88%, 08/15/30 (Call 05/15/30)	5	4,539
5.25%, 10/01/25 (Call 07/01/25)	25	25,266
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(c)	95	84,626
3.50%, 06/01/31 (Call 03/01/31)(c)	80	65,750
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)(c)	30	25,552
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	135	133,101
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	40	35,606
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)(c)	117	111,033
3.85%, 06/15/25 (Call 05/15/25)(b)	37	35,662
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	49	48,085
3.30%, 12/01/26 (Call 09/01/26)(b)	325	307,008
3.80%, 11/01/25 (Call 08/01/25)(b)	67	64,972
3.85%, 11/15/24 (Call 08/15/24)(b)	55	54,077
4.20%, 11/01/46 (Call 05/01/46)(b)	47	38,807
4.50%, 02/15/45 (Call 08/15/44)(b)	70	59,877
6.70%, 06/01/34(b)	5	5,543
7.00%, 10/15/37(b)	20	22,657
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	50	43,221
3.75%, 10/01/30 (Call 10/01/25)(b)	60	51,470
4.50%, 07/01/28 (Call 07/01/23)(b)	55	50,816
Graham Holdings Co., 5.75%, 06/01/26 (Call 09/12/22)(b)	25	24,624
Grand Canyon University
4.13%, 10/01/24	35	33,243
5.13%, 10/01/28 (Call 08/01/28)	40	36,896
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	150	126,849

Security	Par (000)	Value

Commercial Services (continued)
2.65%, 07/15/31 (Call 04/15/31)	$35	$26,769
Herc Holdings Inc., 5.50%, 07/15/27 (Call 10/03/22)(b)	101	95,445
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(b)	45	38,597
5.00%, 12/01/29 (Call 12/01/24)(b)	80	64,370
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(b)	45	41,741
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(b)	25	24,567
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	140	112,980
2.55%, 08/18/60 (Call 02/18/60)	82	50,065
3.10%, 11/29/61 (Call 05/29/61)	35	24,075
3.25%, 01/15/28 (Call 10/15/27)	12	11,311
3.25%, 05/20/50 (Call 11/20/49)	46	34,282
3.75%, 03/24/25 (Call 02/24/25)	40	39,570
3.75%, 02/25/52 (Call 08/25/51)	35	28,595
4.25%, 02/01/29 (Call 11/01/28)	2	1,975
4.88%, 02/15/24 (Call 11/15/23)	29	29,306
4.88%, 12/17/48 (Call 06/17/48)	24	23,305
5.25%, 07/15/44	77	77,758
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25 (Call 10/03/22)(b)(c)	35	35,202
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(b)	45	45,209
4.75%, 07/15/31 (Call 07/15/26)(b)	55	54,694
5.63%, 10/01/28 (Call 10/01/23)(b)	80	80,317
5.88%, 10/01/30 (Call 10/01/25)(b)	60	60,196
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	59	55,580
2.30%, 06/01/30 (Call 03/01/30)(c)	74	63,648
2.40%, 10/01/24 (Call 09/01/24)	76	73,976
2.65%, 10/01/26 (Call 08/01/26)	95	90,165
2.85%, 10/01/29 (Call 07/01/29)	84	76,068
3.25%, 06/01/50 (Call 12/01/49)	87	65,743
4.40%, 06/01/32 (Call 03/01/32)	200	196,982
5.25%, 06/01/62 (Call 12/01/61)	30	29,699
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	80	68,864
5.25%, 04/15/24(b)	55	54,519
5.75%, 04/15/26(b)	115	110,990
6.25%, 01/15/28 (Call 01/15/23)(b)(c)	95	84,041
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	85	67,029
2.90%, 10/01/30 (Call 07/01/30)	46	39,050
3.05%, 10/01/41 (Call 04/01/41)	95	66,149
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	55	49,218
4.00%, 03/18/29 (Call 12/18/28)	157	151,271
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 10/03/22)(b)	35	34,755
RR Donnelley & Sons Co.
6.13%, 11/01/26 (Call 11/01/23)(b)	30	28,336
8.25%, 07/01/27 (Call 07/01/23)	35	33,255
8.50%, 04/15/29(b)	26	33,870
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	34	27,206
2.30%, 08/15/60 (Call 02/15/60)	90	54,535
2.45%, 03/01/27 (Call 02/01/27)(b)	30	27,992
2.50%, 12/01/29 (Call 09/01/29)	15	13,272
2.70%, 03/01/29 (Call 01/01/29)(b)	100	91,054

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2.90%, 03/01/32 (Call 12/01/31)(b)	$50	$44,382
2.95%, 01/22/27 (Call 10/22/26)	12	11,516
3.25%, 12/01/49 (Call 06/01/49)	71	55,664
3.70%, 03/01/52 (Call 09/01/51)(b)	20	17,207
3.90%, 03/01/62 (Call 09/01/61)(b)	5	4,303
4.25%, 05/01/29 (Call 02/01/29)(b)	40	39,481
4.75%, 08/01/28 (Call 05/01/28)(b)	50	51,226
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	60	49,567
4.00%, 05/15/31 (Call 05/15/26)	60	51,389
4.63%, 12/15/27 (Call 12/15/22)	40	37,548
5.13%, 06/01/29 (Call 06/01/24)(c)	60	56,918
7.50%, 04/01/27	15	15,849
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(b)	130	117,029
2.72%, 04/16/31 (Call 01/16/31)(b)(c)	10	8,355
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(b)(c)	50	47,473
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(b)	30	25,646
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	42	34,092
3.38%, 03/22/27 (Call 12/22/26)(b)	93	87,625
4.13%, 02/02/26 (Call 11/02/25)(b)	37	36,094
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	35	30,051
Triton Container International Ltd.
1.15%, 06/07/24 (Call 05/07/24)(b)	75	69,966
2.05%, 04/15/26 (Call 03/15/26)(b)(c)	107	92,937
3.15%, 06/15/31 (Call 03/15/31)(b)	75	58,630
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	25	19,786
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	65	54,462
3.88%, 11/15/27 (Call 11/15/22)	36	33,350
3.88%, 02/15/31 (Call 08/15/25)(c)	80	69,077
4.00%, 07/15/30 (Call 07/15/25)(c)	50	43,494
4.88%, 01/15/28 (Call 01/15/23)(c)	125	116,934
5.25%, 01/15/30 (Call 01/15/25)	60	56,746
5.50%, 05/15/27 (Call 10/03/22)	44	43,576
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	34	26,370
4.00%, 06/15/25 (Call 03/15/25)	80	79,065
4.13%, 03/15/29 (Call 12/15/28)	70	66,936
5.50%, 06/15/45 (Call 12/15/44)	37	37,293
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	50	44,862
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	35	21,879
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)	50	41,830

		6,991,478

Computers — 0.5%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	55	48,953
4.00%, 07/01/29 (Call 07/01/24)(b)	50	44,585
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	65	57,268
2.30%, 09/14/31 (Call 06/14/31)	100	79,182
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)(c)	60	53,114
Dell Inc.
6.50%, 04/15/38	45	45,317
7.10%, 04/15/28	20	21,783

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(b)	$105	$68,509
4.00%, 07/15/24 (Call 06/15/24)(c)	22	21,918
4.90%, 10/01/26 (Call 08/01/26)	52	52,214
5.30%, 10/01/29 (Call 07/01/29)	105	104,384
5.85%, 07/15/25 (Call 06/15/25)	97	100,433
6.02%, 06/15/26 (Call 03/15/26)	159	165,199
6.10%, 07/15/27 (Call 05/15/27)	67	70,550
6.20%, 07/15/30 (Call 04/15/30)	64	66,548
8.10%, 07/15/36 (Call 01/15/36)	116	134,764
8.35%, 07/15/46 (Call 01/15/46)(c)	91	110,668
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 10/03/22)(c)	30	18,535
9.38%, 07/15/25 (Call 09/16/22)(b)(c)	50	41,140
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)(c)	40	35,233
2.38%, 09/15/28 (Call 07/15/28)	50	42,543
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(b)	40	12,983
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	22	19,431
2.20%, 03/15/31 (Call 12/15/30)	67	53,055
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	73	70,121
1.75%, 04/01/26 (Call 03/01/26)	75	68,752
4.45%, 10/02/23 (Call 09/02/23)	82	82,343
4.90%, 10/15/25 (Call 07/15/25)	54	54,841
6.20%, 10/15/35 (Call 04/15/35)	89	94,717
6.35%, 10/15/45 (Call 04/15/45)	131	131,452
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	200	178,232
2.20%, 06/17/25 (Call 05/17/25)	90	84,903
2.65%, 06/17/31 (Call 03/17/31)	27	21,455
3.00%, 06/17/27 (Call 04/17/27)(c)	70	64,813
3.40%, 06/17/30 (Call 03/17/30)	142	122,836
4.00%, 04/15/29 (Call 02/15/29)	30	28,136
6.00%, 09/15/41(c)	71	68,930
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(d)	200	162,992
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	60	56,487
5.13%, 04/15/29 (Call 04/15/24)(b)	95	88,700
5.25%, 10/01/30 (Call 10/01/25)(b)	37	34,446
5.75%, 09/01/27 (Call 09/12/22)(b)	30	29,045
6.13%, 09/01/29 (Call 09/01/24)(b)	40	38,293
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	80	74,718
2.70%, 06/22/30 (Call 03/22/30)	62	53,271
3.30%, 09/29/24 (Call 07/29/24)	20	19,639
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	40	31,968
3.38%, 07/15/31 (Call 01/15/26)	45	35,181
4.09%, 06/01/29 (Call 03/01/29)	30	25,792
4.13%, 01/15/31 (Call 10/15/30)	35	28,634
4.75%, 01/01/25	40	39,121
4.88%, 03/01/24 (Call 01/01/24)	45	44,329
4.88%, 06/01/27 (Call 03/01/27)	40	38,001
5.75%, 12/01/34 (Call 06/01/34)	40	35,504
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	52	42,721
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	35	29,379
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)	31	24,567

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	$60	$48,922
3.10%, 02/01/32 (Call 11/01/31)	75	56,536
4.75%, 02/15/26 (Call 11/15/25)	195	187,851

		3,765,937

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	79	70,719
4.00%, 08/15/45	42	38,747
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)(c)	40	34,434
5.50%, 06/01/28 (Call 06/01/23)(b)	70	64,856
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	15	12,635
2.00%, 12/01/24 (Call 11/01/24)	87	84,402
2.38%, 12/01/29 (Call 09/01/29)	69	61,349
2.60%, 04/15/30 (Call 01/15/30)	65	58,337
3.13%, 12/01/49 (Call 06/01/49)	45	35,468
3.15%, 03/15/27 (Call 12/15/26)	63	61,349
4.15%, 03/15/47 (Call 09/15/46)	65	60,035
4.38%, 06/15/45 (Call 12/15/44)(c)	30	27,794
6.00%, 05/15/37	15	17,008

		627,133

Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	30	25,755
4.50%, 10/24/28 (Call 07/24/28)(b)	35	33,620
IAA Inc., 5.50%, 06/15/27 (Call 10/03/22)(b)(c)	35	32,990
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 10/03/22)(b)	52	51,388
Li & Fung Ltd., 4.38%, 10/04/24 (Call 09/04/24)(d)	200	184,372
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	25	21,229
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	220	209,064
3.75%, 05/15/46 (Call 11/15/45)	115	97,753
4.20%, 05/15/47 (Call 11/15/46)	35	31,871
4.60%, 06/15/45 (Call 12/15/44)	12	11,602

		699,644

Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.15%, 10/29/23	45	43,060
1.75%, 01/30/26 (Call 12/30/25)	160	141,221
2.88%, 08/14/24 (Call 07/14/24)	175	167,452
3.00%, 10/29/28 (Call 08/29/28)	215	184,270
3.15%, 02/15/24 (Call 01/15/24)	150	145,326
3.30%, 01/30/32 (Call 10/30/31)	165	132,711
3.40%, 10/29/33 (Call 07/29/33)	150	118,488
3.65%, 07/21/27 (Call 04/21/27)	120	109,202
3.85%, 10/29/41 (Call 04/29/41)	150	111,199
3.88%, 01/23/28 (Call 10/23/27)	200	181,746
4.45%, 10/01/25 (Call 08/01/25)	200	193,950
4.45%, 04/03/26 (Call 02/03/26)	210	203,043
4.63%, 10/15/27 (Call 08/15/27)	170	161,602
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	100	88,123
3.50%, 08/01/25	35	34,331
4.25%, 02/15/24	80	79,998
AIG Global Funding
0.45%, 12/08/23(b)	10	9,564

Security	Par (000)	Value

Diversified Financial Services (continued)
0.65%, 06/17/24(b)(c)	$75	$70,505
0.90%, 09/22/25(b)	95	85,307
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	30	27,707
1.88%, 08/15/26 (Call 07/15/26)	140	122,336
2.10%, 09/01/28 (Call 07/01/28)	25	20,534
2.88%, 01/15/26 (Call 12/15/25)(c)	15	13,836
2.88%, 01/15/32 (Call 10/15/31)	115	92,445
3.00%, 02/01/30 (Call 11/01/29)	130	109,127
3.13%, 12/01/30 (Call 09/01/30)	105	87,469
3.25%, 03/01/25 (Call 01/01/25)	50	47,932
3.25%, 10/01/29 (Call 07/01/29)	105	90,048
3.38%, 07/01/25 (Call 06/01/25)	95	90,172
3.75%, 06/01/26 (Call 04/01/26)	10	9,455
4.63%, 10/01/28 (Call 07/01/28)	45	42,394
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	140	135,628
2.20%, 11/02/28 (Call 09/02/28)	20	16,512
3.88%, 05/21/24 (Call 04/21/24)	120	118,861
4.63%, 03/30/25	75	74,809
5.13%, 09/30/24	105	106,499
5.75%, 11/20/25 (Call 10/21/25)	75	75,855
5.80%, 05/01/25 (Call 04/01/25)(c)	164	167,885
8.00%, 11/01/31	200	222,002
American Express Co.
0.75%, 11/03/23	10	9,663
1.65%, 11/04/26 (Call 10/04/26)	15	13,557
2.50%, 07/30/24 (Call 06/30/24)	80	77,832
2.55%, 03/04/27 (Call 02/01/27)	15	13,929
3.00%, 10/30/24 (Call 09/29/24)	180	176,414
3.13%, 05/20/26 (Call 04/20/26)	80	77,217
3.30%, 05/03/27 (Call 04/03/27)	159	152,152
3.40%, 02/22/24 (Call 01/22/24)	120	119,039
3.63%, 12/05/24 (Call 11/04/24)	39	38,780
4.05%, 05/03/29 (Call 03/03/29)	200	194,060
4.05%, 12/03/42	105	95,400
4.20%, 11/06/25 (Call 10/06/25)	120	120,198
4.42%, 08/03/33 (Call 08/03/32)(a)	200	193,078
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	20	19,243
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	95	90,388
3.00%, 04/02/25 (Call 03/02/25)	67	65,251
3.70%, 10/15/24	70	69,455
4.00%, 10/15/23	196	196,100
4.50%, 05/13/32 (Call 02/13/32)	15	14,940
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	100	86,314
1.95%, 09/20/26 (Call 08/20/26)(b)	50	41,953
3.50%, 11/01/27 (Call 07/01/27)(b)	85	72,691
4.13%, 08/01/25 (Call 06/01/25)(b)	70	65,451
4.38%, 01/30/24 (Call 12/30/23)(b)	95	92,544
4.88%, 10/01/25 (Call 07/01/25)(b)	86	81,988
5.50%, 12/15/24 (Call 11/15/24)(b)	75	73,534
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(d)	200	169,608
Bocom Leasing Management Hong Kong Co. Ltd., 1.13%, 06/18/24(d)	200	188,602
Cboe Global Markets Inc.
3.00%, 03/16/32 (Call 12/16/31)	10	8,860
3.65%, 01/12/27 (Call 10/12/26)	30	29,315

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
CCBL Cayman 1 Corp. Ltd., 1.60%, 09/15/26 (Call 08/15/26)(d)	$200	$179,252
CDBL Funding 1, 3.50%, 10/24/27(d)	200	188,522
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	20	17,997
1.15%, 05/13/26 (Call 04/13/26)	40	36,070
1.65%, 03/11/31 (Call 12/11/30)	210	169,525
1.95%, 12/01/31 (Call 09/01/31)	45	36,725
2.00%, 03/20/28 (Call 01/20/28)	65	58,439
2.30%, 05/13/31 (Call 02/13/31)	15	12,773
2.75%, 10/01/29 (Call 07/01/29)	80	72,066
2.90%, 03/03/32 (Call 12/03/31)	5	4,412
3.20%, 03/02/27 (Call 12/02/26)	55	53,249
3.20%, 01/25/28 (Call 10/25/27)	189	180,325
3.25%, 05/22/29 (Call 02/22/29)	40	37,494
3.30%, 04/01/27 (Call 01/01/27)	20	19,397
3.45%, 02/13/26 (Call 11/13/25)	35	34,529
3.55%, 02/01/24 (Call 01/01/24)	65	64,800
3.85%, 05/21/25 (Call 03/21/25)	55	55,089
4.00%, 02/01/29 (Call 11/01/28)	10	9,836
4.20%, 03/24/25 (Call 02/24/25)	105	105,475
4.63%, 03/22/30 (Call 12/22/29)	75	76,006
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25)(a)(d)	200	188,330
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	35	26,553
4.10%, 06/15/51 (Call 12/15/50)	125	81,794
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%, 01/26/26(d)	200	185,568
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	115	112,783
3.75%, 06/15/28 (Call 03/15/28)	60	58,947
4.15%, 06/15/48 (Call 12/15/47)	15	14,279
5.30%, 09/15/43 (Call 03/15/43)	65	70,717
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)	60	39,300
3.63%, 10/01/31 (Call 10/01/26)(b)	95	57,844
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	95	91,478
4.50%, 01/30/26 (Call 11/30/25)	155	152,591
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	20	19,144
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	95	75,477
2.85%, 03/30/25	55	53,242
2.95%, 08/12/51 (Call 02/12/51)	50	34,640
ICBCIL Finance Co. Ltd.
1.75%, 08/25/25(d)	200	184,974
1.75%, 08/02/26(d)	200	181,320
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	85	67,067
2.10%, 06/15/30 (Call 03/15/30)	150	126,669
2.65%, 09/15/40 (Call 03/15/40)	92	68,201
3.00%, 06/15/50 (Call 12/15/49)	110	80,217
3.00%, 09/15/60 (Call 03/15/60)	75	50,870
3.10%, 09/15/27 (Call 06/15/27)	104	98,505
3.65%, 05/23/25 (Call 04/23/25)	5	4,946
3.75%, 12/01/25 (Call 09/01/25)	115	113,898
3.75%, 09/21/28 (Call 06/21/28)	35	33,865
4.25%, 09/21/48 (Call 03/21/48)	180	161,386
4.60%, 03/15/33 (Call 12/15/32)	210	207,931

Security	Par (000)	Value

Diversified Financial Services (continued)
4.95%, 06/15/52 (Call 12/15/51)	$25	$24,582
5.20%, 06/15/62 (Call 12/15/61)	10	9,839
Intercorp Financial Services Inc., 4.13%, 10/19/27 (Call 07/19/27)(c)(d)	200	176,520
Invesco Finance PLC
3.75%, 01/15/26	64	62,481
4.00%, 01/30/24	139	138,291
5.38%, 11/30/43	30	29,559
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	50	50,143
Legg Mason Inc.
4.75%, 03/15/26	80	80,882
5.63%, 01/15/44	64	66,064
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	70	62,501
4.38%, 05/15/31 (Call 05/15/26)(b)	30	26,393
4.63%, 11/15/27 (Call 11/15/22)(b)	30	28,227
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	190	179,214
1.38%, 04/06/26 (Call 03/06/26)(b)	15	13,491
2.00%, 04/06/28 (Call 02/06/28)(b)	335	293,601
2.50%, 04/06/31 (Call 01/06/31)(b)	25	21,510
3.20%, 04/06/41 (Call 10/06/40)(b)	20	15,918
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	37	31,625
2.00%, 03/03/25 (Call 02/03/25)	75	71,944
2.00%, 11/18/31 (Call 08/18/31)	25	21,042
2.95%, 11/21/26 (Call 08/21/26)	64	61,869
2.95%, 06/01/29 (Call 03/01/29)	79	73,777
2.95%, 03/15/51 (Call 09/15/50)	67	51,498
3.30%, 03/26/27 (Call 01/26/27)	77	75,362
3.35%, 03/26/30 (Call 12/26/29)	139	132,197
3.38%, 04/01/24	199	198,351
3.50%, 02/26/28 (Call 11/26/27)	60	58,795
3.65%, 06/01/49 (Call 12/01/48)	70	61,263
3.80%, 11/21/46 (Call 05/21/46)	44	39,805
3.85%, 03/26/50 (Call 09/26/49)	114	103,055
3.95%, 02/26/48 (Call 08/26/47)	52	47,745
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(b)	10	9,772
3.97%, 04/13/30 (Call 01/13/30)(b)(c)	10	9,606
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	65	62,655
4.50%, 06/20/28 (Call 03/20/28)	155	153,461
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	100	79,619
2.50%, 12/21/40 (Call 06/21/40)	76	52,870
3.25%, 04/28/50 (Call 10/28/49)	60	44,620
3.85%, 06/30/26 (Call 03/30/26)	130	128,020
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	52	40,932
5.50%, 08/15/28 (Call 08/15/23)(b)	65	54,770
5.75%, 11/15/31 (Call 11/15/26)(b)	45	35,734
6.00%, 01/15/27 (Call 01/15/23)(b)	50	44,679
Nomura Holdings Inc.
1.65%, 07/14/26	200	176,336
1.85%, 07/16/25	340	312,933
2.61%, 07/14/31	200	160,070
2.65%, 01/16/25	115	109,486
3.10%, 01/16/30	200	170,790

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)	$100	$74,668
5.38%, 11/15/29 (Call 05/15/29)	100	82,894
6.63%, 01/15/28 (Call 07/15/27)(c)	100	91,928
6.88%, 03/15/25	100	97,405
7.13%, 03/15/26	75	69,880
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	50	39,180
5.38%, 10/15/25 (Call 10/15/22)(b)(c)	50	45,758
5.75%, 09/15/31 (Call 09/15/26)(b)	40	32,477
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	25	21,473
7.38%, 09/01/25 (Call 10/03/22)(b)(c)	30	29,797
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	51	49,032
4.88%, 03/15/27 (Call 09/15/26)	32	29,820
6.63%, 03/15/25 (Call 09/15/24)	55	55,102
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(c)	36	29,080
4.65%, 04/01/30 (Call 01/01/30)	111	109,005
4.95%, 07/15/46	5	4,876
Shinhan Card Co. Ltd., 1.38%, 10/19/25(d)	200	180,766
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	40	33,350
4.20%, 10/29/25 (Call 09/29/25)	40	36,955
State Elite Global Ltd., 1.50%, 09/29/26(d)	200	181,930
StoneX Group Inc., 8.63%, 06/15/25 (Call 10/03/22)(b)	35	35,956
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(c)	35	26,998
3.70%, 08/04/26 (Call 05/04/26)(c)	10	9,368
3.95%, 12/01/27 (Call 09/01/27)	60	54,574
4.25%, 08/15/24 (Call 05/15/24)	15	14,825
4.38%, 03/19/24 (Call 02/19/24)	300	298,857
4.50%, 07/23/25 (Call 04/23/25)	115	112,435
5.15%, 03/19/29 (Call 12/19/28)	119	113,256
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	110	95,363
1.10%, 02/15/31 (Call 11/15/30)	90	71,931
1.90%, 04/15/27 (Call 02/15/27)	122	112,610
2.00%, 08/15/50 (Call 02/15/50)	152	99,303
2.05%, 04/15/30 (Call 01/15/30)	102	89,434
2.70%, 04/15/40 (Call 10/15/39)	79	63,213
2.75%, 09/15/27 (Call 06/15/27)	5	4,765
3.15%, 12/14/25 (Call 09/14/25)	427	417,956
3.65%, 09/15/47 (Call 03/15/47)	52	46,053
4.15%, 12/14/35 (Call 06/14/35)	100	99,113
4.30%, 12/14/45 (Call 06/14/45)(c)	302	291,451
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	140	123,970
2.75%, 03/15/31 (Call 12/15/30)	50	39,919
2.85%, 01/10/25 (Call 12/10/24)	92	88,310
6.20%, 11/17/36	65	64,328

		18,257,938

Electric — 0.4%
Adani Green Energy Ltd., 4.38%, 09/08/24(d)	200	179,682
AEP Texas Inc., 3.80%, 10/01/47 (Call 04/01/47)	60	48,206
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)(c)	225	189,445
5.00%, 09/01/44 (Call 03/01/44)(b)	50	48,471

Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	$100	$85,065
3.95%, 03/01/48 (Call 09/01/47)	45	39,970
4.50%, 04/01/44 (Call 10/01/43)	85	80,840
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	15	14,344
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	75	69,868
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	45	33,422
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	60	51,943
Series AG, 3.00%, 03/01/32 (Call 12/01/31)(c)	25	22,680
Series K2, 6.95%, 03/15/33	10	11,910
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(b)	75	73,579
Consorcio Transmantaro SA, 4.70%, 04/16/34(c)(d)	200	185,374
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	85	75,446
4.35%, 01/15/25 (Call 10/15/24)(b)	45	44,288
4.55%, 04/01/49 (Call 10/01/48)(b)	35	30,357
5.45%, 07/15/44 (Call 01/15/44)(b)	30	29,598
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	81	70,846
3.25%, 06/30/26 (Call 03/30/26)	65	61,946
3.35%, 11/15/27 (Call 08/15/27)	90	85,261
3.65%, 06/15/24 (Call 03/15/24)	43	42,382
5.30%, 07/01/43 (Call 01/01/43)	45	43,779
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	20	16,918
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	80	77,194
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	50	45,440
4.40%, 11/01/48 (Call 05/01/48)	100	91,818
5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(a)	30	28,028
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	105	88,366
4.15%, 04/01/48 (Call 10/01/47)	50	43,431
Series P, 2.60%, 04/01/30 (Call 01/01/30)	70	61,210
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	50	40,045
Series R, 2.90%, 10/01/51 (Call 04/01/51)	20	14,309
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	5	3,558
2.75%, 05/15/30 (Call 02/15/30)	105	95,388
2.95%, 04/01/25 (Call 01/01/25)	30	29,167
3.10%, 09/15/49 (Call 03/15/49)	146	113,032
3.70%, 11/15/28 (Call 08/15/28)	6	5,811
3.70%, 05/15/50 (Call 11/15/49)	5	4,291
3.75%, 04/01/45 (Call 10/01/44)	60	51,357
3.80%, 09/30/47 (Call 03/30/47)	35	30,576
3.80%, 06/01/49 (Call 12/01/48)	100	87,106
4.10%, 11/15/48 (Call 05/15/48)	20	18,193
4.55%, 12/01/41 (Call 06/01/41)	5	4,833
5.25%, 09/30/40	25	26,000
5.35%, 10/01/52 (Call 04/01/52)	30	31,733
Pennsylvania Electric Co., 3.60%, 06/01/29 (Call 03/01/29)(b)	15	14,011
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	65	64,637
4.15%, 03/15/43 (Call 09/15/42)	102	92,131
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	65	48,566
3.95%, 06/01/47 (Call 12/01/46)	65	57,536

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.13%, 06/15/44 (Call 12/15/43)	$50	$44,457
4.15%, 06/15/48 (Call 12/15/47)	60	54,368
6.25%, 05/15/39	25	28,021
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(d)	200	168,560
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	10	9,767

		3,208,560

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	45	35,765
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)(c)	40	36,749
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 10/03/22)(b)	110	110,448
7.25%, 06/15/28 (Call 06/15/23)(b)	90	90,867

		273,829

Electronics — 0.3%
AAC Technologies Holdings Inc., 3.00%, 11/27/24 (Call 11/27/22)(d)	200	173,200
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	90	74,173
2.30%, 03/12/31 (Call 12/12/30)	30	24,686
2.75%, 09/15/29 (Call 06/15/29)	50	43,840
3.05%, 09/22/26 (Call 06/22/26)	74	70,315
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	32	28,238
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	135	131,224
3.55%, 10/01/27 (Call 07/01/27)	10	9,221
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	22	20,923
2.20%, 09/15/31 (Call 06/15/31)	5	4,123
2.80%, 02/15/30 (Call 11/15/29)	70	61,218
3.20%, 04/01/24 (Call 02/01/24)	30	29,699
4.35%, 06/01/29 (Call 03/01/29)	90	88,891
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)(c)	30	25,553
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	90	71,470
4.63%, 04/15/26 (Call 01/15/26)	80	79,136
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	50	47,661
4.88%, 06/15/29 (Call 03/15/29)	89	84,069
4.88%, 05/12/30 (Call 02/12/30)	76	71,746
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	192	183,715
4.30%, 06/15/46 (Call 12/15/45)	57	49,977
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	7	5,853
3.15%, 08/15/27 (Call 05/15/27)	15	14,043
3.35%, 03/01/26 (Call 12/01/25)	20	19,380
3.50%, 02/15/28 (Call 11/15/27)	22	20,989
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	192	171,446
3.00%, 01/15/31 (Call 10/15/30)	35	29,163
3.60%, 01/15/30 (Call 10/15/29)	35	30,643
3.95%, 01/12/28 (Call 10/12/27)	22	20,737
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	52	45,586
4.55%, 10/30/24 (Call 07/30/24)	97	97,525
4.60%, 04/06/27 (Call 01/06/27)	45	45,150

Security	Par (000)	Value

Electronics (continued)
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(b)	$85	$73,498
4.88%, 10/15/23(b)	35	35,260
5.00%, 10/01/25(b)	46	45,206
5.63%, 11/01/24(b)(c)	70	70,830
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	50	41,698
4.38%, 02/15/30 (Call 11/15/29)(b)	35	31,217
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	35	35,144
4.90%, 06/15/28 (Call 03/15/28)	72	71,070
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	35	30,500
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	55	52,236
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)(c)	84	73,482
2.40%, 04/01/28 (Call 02/01/28)	45	36,581
2.95%, 04/01/31 (Call 01/01/31)	98	75,355

		2,545,670

Energy - Alternate Sources — 0.0%
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 (Call 08/17/25)(d)	200	183,012
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 10/03/22)(b)	30	29,152
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(b)(c)	30	27,785

		239,949

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	65	63,467
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	30	27,156
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	50	34,663
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	40	36,032
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)(c)	25	21,472
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(b)	30	24,191
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	22	21,098
3.63%, 04/28/26 (Call 01/28/26)(b)	155	147,634
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	30	25,261
4.13%, 02/15/32 (Call 10/15/26)(b)(c)	40	33,040
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)(c)	27	23,961

		457,975

Entertainment — 0.3%
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(b)	75	64,505
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(b)	100	79,923
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	35	31,856
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 10/03/22)(c)	40	37,696
5.50%, 05/01/25 (Call 10/03/22)(b)	85	83,618
6.50%, 10/01/28 (Call 10/01/23)	25	24,481
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)(c)	60	48,614
5.88%, 03/15/26 (Call 03/15/23)(b)	30	26,630
8.75%, 05/01/25 (Call 10/03/22)(b)	45	46,494
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)(c)	75	59,482
Magallanes Inc.
3.76%, 03/15/27 (Call 02/15/27)(b)	300	280,215

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
4.05%, 03/15/29 (Call 01/15/29)(b)	$200	$181,664
4.28%, 03/15/32 (Call 12/15/31)(b)(c)	625	542,912
5.05%, 03/15/42 (Call 09/15/41)(b)	310	253,335
5.14%, 03/15/52 (Call 09/15/51)(b)	525	422,672
5.39%, 03/15/62 (Call 09/15/61)(b)	15	12,062
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	25	23,753
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(b)(c)	40	34,766
SeaWorld Parks & Entertainment Inc.
5.25%, 08/15/29 (Call 08/15/24)(b)(c)	55	47,989
8.75%, 05/01/25 (Call 10/03/22)(b)	15	15,566
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 10/03/22)(b)	80	77,124
5.50%, 04/15/27 (Call 10/03/22)(b)(c)	35	32,170
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 10/03/22)(b)	25	25,277
Vail Resorts Inc., 6.25%, 05/15/25 (Call 10/03/22)(b)(c)	50	50,097

		2,502,901

Environmental Control — 0.2%
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	60	51,089
5.00%, 09/01/30 (Call 09/01/25)	35	29,567
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	2	1,799
1.45%, 02/15/31 (Call 11/15/30)(c)	80	62,951
1.75%, 02/15/32 (Call 11/15/31)(c)	82	64,177
2.30%, 03/01/30 (Call 12/01/29)	59	50,644
2.50%, 08/15/24 (Call 07/15/24)	98	95,055
2.90%, 07/01/26 (Call 04/01/26)(c)	95	90,359
3.05%, 03/01/50 (Call 09/01/49)	61	45,567
3.20%, 03/15/25 (Call 12/15/24)	62	60,595
3.38%, 11/15/27 (Call 08/15/27)	63	60,001
3.95%, 05/15/28 (Call 02/15/28)	33	32,316
6.20%, 03/01/40	60	66,082
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	20	16,477
2.60%, 02/01/30 (Call 11/01/29)	60	52,617
2.95%, 01/15/52 (Call 07/15/51)	40	28,818
3.05%, 04/01/50 (Call 10/01/49)	92	68,340
3.50%, 05/01/29 (Call 02/01/29)	50	47,154
4.25%, 12/01/28 (Call 09/01/28)	70	68,792
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	32	28,917
1.15%, 03/15/28 (Call 01/15/28)	226	191,327
1.50%, 03/15/31 (Call 12/15/30)	12	9,587
2.50%, 11/15/50 (Call 05/15/50)	22	14,790
3.13%, 03/01/25 (Call 12/01/24)	50	49,159
3.15%, 11/15/27 (Call 08/15/27)	24	22,893
4.10%, 03/01/45 (Call 09/01/44)(c)	90	80,358
4.15%, 07/15/49 (Call 01/15/49)	30	27,693

		1,417,124

Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	35	38,282
B&G Foods Inc.
5.25%, 04/01/25 (Call 10/03/22)	25	22,316
5.25%, 09/15/27 (Call 10/03/22)	50	41,706
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	60	50,789
3.95%, 03/15/25 (Call 01/15/25)	87	86,269

Security	Par (000)	Value

Food (continued)
4.15%, 03/15/28 (Call 12/15/27)	$70	$68,743
4.80%, 03/15/48 (Call 09/15/47)	60	55,893
China Mengniu Dairy Co. Ltd., 2.50%, 06/17/30 (Call 03/17/30)(d)	200	169,162
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	57	47,699
4.30%, 05/01/24 (Call 04/01/24)	92	91,944
4.60%, 11/01/25 (Call 09/01/25)	105	104,833
4.85%, 11/01/28 (Call 08/01/28)	86	85,105
5.30%, 11/01/38 (Call 05/01/38)	83	79,036
5.40%, 11/01/48 (Call 05/01/48)(c)	105	99,617
8.25%, 09/15/30	45	52,308
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	30	24,901
3.50%, 10/01/26 (Call 07/01/26)	15	14,268
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	15	12,424
2.88%, 04/15/30 (Call 01/15/30)(c)	75	67,091
3.00%, 02/01/51 (Call 08/01/50)	67	48,719
3.20%, 02/10/27 (Call 11/10/26)	45	43,374
4.00%, 04/17/25 (Call 02/17/25)	60	59,815
4.15%, 02/15/43 (Call 08/15/42)(c)	5	4,389
4.20%, 04/17/28 (Call 01/17/28)	81	80,563
4.70%, 04/17/48 (Call 10/17/47)	65	61,708
5.40%, 06/15/40	22	22,737
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	5	4,445
1.80%, 06/11/30 (Call 03/11/30)	197	166,556
3.05%, 06/03/51 (Call 12/03/50)	60	46,556
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	55	47,873
3.20%, 10/01/26 (Call 07/01/26)	82	78,587
3.90%, 06/01/50 (Call 12/01/49)	80	63,235
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	10	8,013
2.38%, 03/15/30 (Call 12/15/29)	60	51,011
2.75%, 09/15/41 (Call 03/15/41)	5	3,522
3.38%, 12/15/27 (Call 09/15/27)(c)	35	33,315
3.50%, 03/15/25	75	73,999
3.55%, 03/15/50 (Call 09/15/49)	25	18,593
4.25%, 03/15/35	95	87,499
4.38%, 03/15/45	70	60,596
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(c)	35	36,730
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	125	118,200
3.75%, 04/01/30 (Call 01/01/30)	60	55,445
3.88%, 05/15/27 (Call 02/15/27)	90	86,937
4.25%, 03/01/31 (Call 12/01/30)	26	24,663
4.38%, 06/01/46 (Call 12/01/45)	210	178,204
4.63%, 01/30/29 (Call 10/30/28)	76	75,218
4.63%, 10/01/39 (Call 04/01/39)	45	39,960
4.88%, 10/01/49 (Call 04/01/49)	135	122,415
5.00%, 07/15/35 (Call 01/15/35)	70	68,028
5.00%, 06/04/42	135	125,904
5.20%, 07/15/45 (Call 01/15/45)	10	9,398
5.50%, 06/01/50 (Call 12/01/49)	70	69,343
6.50%, 02/09/40	60	64,205
6.75%, 03/15/32	45	49,875
6.88%, 01/26/39	65	71,932
7.13%, 08/01/39(b)	75	83,812

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	$80	$72,057
4.38%, 01/31/32 (Call 01/31/27)(b)	50	44,416
4.88%, 05/15/28 (Call 11/15/27)(b)	45	43,020
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(d)	200	158,360
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	40	35,649
1.85%, 02/15/31 (Call 11/15/30)	55	43,787
2.50%, 04/15/30 (Call 01/15/30)	40	34,489
3.15%, 08/15/24 (Call 06/15/24)	89	87,583
3.40%, 08/15/27 (Call 05/15/27)	70	67,233
4.20%, 08/15/47 (Call 02/15/47)	57	49,870
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	70	54,254
3.00%, 10/15/30 (Call 07/15/30)(b)	37	30,236
4.25%, 02/01/27 (Call 11/01/26)(b)	69	65,987
5.20%, 04/01/29 (Call 01/01/29)(b)	56	54,736
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)(c)	37	31,039
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)(c)	40	34,520
4.75%, 02/15/29 (Call 02/15/24)(b)(c)	70	62,180
6.25%, 04/15/25 (Call 10/03/22)(b)	75	75,305
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)(c)	40	38,492

		4,640,973

Forest Products & Paper — 0.1%
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	20	17,977
5.38%, 02/01/25(b)	21	20,881
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	35	21,792
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(c)	64	56,545
4.40%, 08/15/47 (Call 02/15/47)	39	34,197
4.80%, 06/15/44 (Call 12/15/43)	58	52,563
5.00%, 09/15/35 (Call 03/15/35)(c)	60	59,854
5.15%, 05/15/46 (Call 11/15/45)	25	24,284
6.00%, 11/15/41 (Call 05/15/41)	52	53,216
7.30%, 11/15/39	50	57,678
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)	65	56,740
5.50%, 01/15/26 (Call 10/03/22)	26	24,702
Stora Enso OYJ, 7.25%, 04/15/36(b)	25	28,334
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	33	32,533

		541,296

Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	39	30,749
3.25%, 03/01/27 (Call 12/01/26)	7	6,833
4.10%, 03/01/48 (Call 09/01/47)	65	59,382
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	20	17,104
2.75%, 11/15/50 (Call 05/15/50)	30	20,390
3.40%, 03/01/26 (Call 01/01/26)	12	11,716
4.00%, 03/15/60 (Call 03/15/25)(a)	148	135,507
4.25%, 11/15/28 (Call 08/15/28)	20	19,795
4.85%, 11/15/48 (Call 05/15/48)	90	88,441
5.20%, 09/01/40	31	31,183

		421,100

Security	Par (000)	Value

Health Care - Products — 0.2%
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)(c)	$45	$38,296
3.00%, 09/23/29 (Call 06/23/29)(b)	55	48,681
3.80%, 09/23/49 (Call 03/23/49)(b)(c)	65	51,044
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	65	56,445
4.63%, 07/15/28 (Call 07/15/23)(b)(c)	130	118,312
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	20	13,783
2.80%, 12/10/51 (Call 06/10/51)	35	25,016
3.35%, 09/15/25 (Call 06/15/25)(c)	15	14,753
4.38%, 09/15/45 (Call 03/15/45)	95	87,249
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	65	53,560
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	20	19,205
2.60%, 11/15/29 (Call 08/15/29)	5	4,498
3.25%, 11/15/39 (Call 05/15/39)	25	20,705
3.40%, 11/15/49 (Call 05/15/49)(c)	92	74,261
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)(c)	75	63,997
4.63%, 02/01/28 (Call 02/01/23)(b)	30	28,549
PerkinElmer Inc.
0.85%, 09/15/24 (Call 10/03/22)	10	9,321
1.90%, 09/15/28 (Call 07/15/28)	20	16,896
2.25%, 09/15/31 (Call 06/15/31)	75	60,058
2.55%, 03/15/31 (Call 12/15/30)	17	13,973
3.30%, 09/15/29 (Call 06/15/29)	73	65,158
3.63%, 03/15/51 (Call 09/15/50)	58	44,475
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	85	71,167
3.75%, 03/15/51 (Call 09/15/50)	85	65,288
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)(c)	35	31,912
4.63%, 11/15/27 (Call 11/15/22)	35	32,763
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 10/18/22)	5	4,731
2.60%, 10/01/29 (Call 07/01/29)	79	72,151
2.80%, 10/15/41 (Call 04/15/41)	35	27,142
4.10%, 08/15/47 (Call 02/15/47)	97	90,473
5.30%, 02/01/44 (Call 08/01/43)	40	42,807
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	19	18,433

		1,385,102

Health Care - Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)(c)	40	37,102
5.50%, 07/01/28 (Call 07/01/23)(b)	40	37,820
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	20	15,903
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	15	14,430
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	45	37,381
3.50%, 04/01/30 (Call 04/01/25)(b)	60	49,558
5.00%, 07/15/27 (Call 10/03/22)(b)	40	37,768
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	160	135,058
2.50%, 03/01/31 (Call 12/01/30)	170	135,772
2.63%, 08/01/31 (Call 05/01/31)	100	79,913
3.00%, 10/15/30 (Call 07/15/30)	168	140,312
3.38%, 02/15/30 (Call 02/15/25)	155	132,951
4.25%, 12/15/27 (Call 12/15/22)	200	189,870
4.63%, 12/15/29 (Call 12/15/24)	265	249,651

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	$115	$84,700
4.63%, 06/01/30 (Call 06/01/25)(b)	200	160,370
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	120	102,187
2.38%, 01/15/25 (Call 12/15/24)	20	19,208
2.55%, 03/15/31 (Call 12/15/30)	200	171,546
2.88%, 09/15/29 (Call 06/15/29)	10	8,979
3.13%, 05/15/50 (Call 11/15/49)	100	74,844
3.35%, 12/01/24 (Call 10/01/24)	15	14,754
3.50%, 08/15/24 (Call 05/15/24)	120	118,676
3.60%, 03/15/51 (Call 09/15/50)	225	180,974
3.65%, 12/01/27 (Call 09/01/27)(c)	230	222,898
4.10%, 03/01/28 (Call 12/01/27)	210	205,720
4.38%, 12/01/47 (Call 06/01/47)	60	55,415
4.55%, 03/01/48 (Call 09/01/47)	205	191,964
4.63%, 05/15/42	30	28,540
4.65%, 01/15/43	80	75,604
6.38%, 06/15/37	10	11,401
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	45	39,647
4.63%, 04/01/31 (Call 04/01/26)	25	20,789
4.75%, 02/01/30 (Call 02/01/25)	50	43,123
5.75%, 09/15/25 (Call 10/03/22)	35	34,795
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	70	55,544
3.38%, 03/15/29 (Call 01/15/29)(b)	55	48,642
3.50%, 09/01/30 (Call 03/01/30)	215	187,007
3.50%, 07/15/51 (Call 01/15/51)	90	61,611
3.63%, 03/15/32 (Call 12/15/31)(b)	150	129,640
4.13%, 06/15/29 (Call 03/15/29)	86	79,707
4.38%, 03/15/42 (Call 09/15/41)(b)	5	4,093
4.50%, 02/15/27 (Call 08/15/26)	143	139,758
4.63%, 03/15/52 (Call 09/15/51)(b)	150	124,134
5.00%, 03/15/24	113	113,621
5.13%, 06/15/39 (Call 12/15/38)	125	112,640
5.25%, 04/15/25	240	242,134
5.25%, 06/15/26 (Call 12/15/25)	100	100,315
5.25%, 06/15/49 (Call 12/15/48)	125	111,725
5.38%, 02/01/25	185	186,619
5.38%, 09/01/26 (Call 03/01/26)	95	95,623
5.50%, 06/15/47 (Call 12/15/46)	106	97,769
5.63%, 09/01/28 (Call 03/01/28)	130	130,749
5.88%, 02/15/26 (Call 08/15/25)	110	112,242
5.88%, 02/01/29 (Call 08/01/28)	90	91,579
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	118	103,108
2.15%, 02/03/32 (Call 11/03/31)(c)	90	72,984
3.13%, 08/15/29 (Call 05/15/29)(c)	40	36,352
3.85%, 10/01/24 (Call 07/01/24)	45	44,765
3.95%, 03/15/27 (Call 12/15/26)	93	90,468
3.95%, 08/15/49 (Call 02/15/49)	30	25,326
4.50%, 04/01/25 (Call 03/01/25)	10	10,066
4.63%, 12/01/42 (Call 06/01/42)	17	15,740
4.80%, 03/15/47 (Call 09/15/46)	55	52,745
4.88%, 04/01/30 (Call 01/01/30)	97	97,644
4.95%, 10/01/44 (Call 04/01/44)	75	72,417
IQVIA Inc.
5.00%, 10/15/26 (Call 10/03/22)(b)	50	48,437
5.00%, 05/15/27 (Call 10/03/22)(b)	125	120,796

Security	Par (000)	Value

Health Care - Services (continued)
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	$25	$22,520
2.30%, 12/01/24 (Call 11/01/24)	161	154,475
2.70%, 06/01/31 (Call 03/01/31)	20	17,043
2.95%, 12/01/29 (Call 09/01/29)(c)	82	73,392
3.25%, 09/01/24 (Call 07/01/24)	181	177,811
3.60%, 02/01/25 (Call 11/01/24)	71	69,946
3.60%, 09/01/27 (Call 06/01/27)(c)	5	4,854
4.70%, 02/01/45 (Call 08/01/44)	95	86,222
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(b)	35	33,168
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	55	47,599
3.88%, 05/15/32 (Call 02/15/32)(b)(c)	60	51,655
4.38%, 06/15/28 (Call 06/15/23)(b)(c)	60	55,331
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)(c)	35	29,828
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	20	17,083
2.95%, 06/30/30 (Call 03/30/30)	71	62,608
3.45%, 06/01/26 (Call 03/01/26)	90	87,736
3.50%, 03/30/25 (Call 12/30/24)	37	36,378
4.20%, 06/30/29 (Call 03/30/29)	50	47,949
4.25%, 04/01/24 (Call 01/01/24)	10	10,008
4.70%, 03/30/45 (Call 09/30/44)	57	51,019
Select Medical Corp., 6.25%, 08/15/26 (Call 10/03/22)(b)(c)	107	102,816
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 10/03/22)(b)	31	29,895
10.00%, 04/15/27 (Call 10/03/22)(b)	44	44,179

		7,489,138

Holding Companies - Diversified — 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	50	45,989
Temasek Financial I Ltd.
2.38%, 08/02/41 (Call 02/02/41)(b)(c)	250	193,905
3.38%, 07/23/42(b)	250	225,895

		465,789

Home Builders — 0.1%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)	30	24,783
6.75%, 03/15/25 (Call 09/16/22)(c)	20	19,116
7.25%, 10/15/29 (Call 10/15/24)	25	21,633
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	40	32,166
6.75%, 06/01/27 (Call 10/03/22)	35	34,315
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)	5	4,191
2.50%, 10/15/24 (Call 09/15/24)	80	76,833
2.60%, 10/15/25 (Call 09/15/25)	10	9,397
K Hovnanian Enterprises Inc., 7.75%, 02/15/26 (Call 09/12/22)(b)	20	19,642
KB Home
4.00%, 06/15/31 (Call 12/15/30)	30	23,670
4.80%, 11/15/29 (Call 05/15/29)	20	17,065
6.88%, 06/15/27 (Call 12/15/26)	30	29,727
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	20	15,603
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	30	21,555
3.85%, 01/15/30 (Call 07/15/29)	25	20,373
3.97%, 08/06/61 (Call 02/06/61)	35	20,279

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
6.00%, 01/15/43 (Call 10/15/42)	$50	$41,001
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	35	29,891
5.13%, 06/06/27 (Call 12/06/26)	25	23,436
6.00%, 06/01/25 (Call 03/01/25)	30	29,931
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	64	54,699
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 09/16/22)(b)(c)	33	33,105
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	20	20,049
5.50%, 03/01/26 (Call 12/01/25)	44	44,550
6.00%, 02/15/35	41	39,892
6.38%, 05/15/33	45	45,649
7.88%, 06/15/32	25	27,882
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	35	30,039
5.75%, 01/15/28 (Call 10/15/27)(b)	35	32,290
5.88%, 06/15/27 (Call 03/15/27)(b)	40	38,672
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(b)	35	34,812
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	35	27,881
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	40	39,517
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)(c)	35	31,995
5.70%, 06/15/28 (Call 12/15/27)(c)	25	22,535
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)(c)	35	33,465

		1,071,639

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/51 (Call 05/15/51)	20	15,200
4.40%, 03/15/29 (Call 12/15/28)	22	21,303
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	120	98,579
4.50%, 06/01/46 (Call 12/01/45)	35	29,052
4.60%, 05/15/50 (Call 11/15/49)	35	29,127
4.75%, 02/26/29 (Call 11/26/28)(c)	10	9,842

		203,103

Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	50	41,777
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	55	43,138
2.65%, 04/30/30 (Call 02/01/30)	18	15,171
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	10	8,418
3.15%, 08/01/27 (Call 05/01/27)	65	61,685
3.95%, 08/01/47 (Call 02/01/47)	92	80,281
5.00%, 06/15/52 (Call 12/15/51)	5	5,122
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	45	36,743
3.10%, 10/01/27 (Call 07/01/27)	221	209,561
3.90%, 05/15/28 (Call 02/15/28)	35	34,407
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	64	55,984
2.00%, 11/02/31 (Call 08/02/31)(c)	10	8,437
2.75%, 02/15/26	20	19,324
2.88%, 02/07/50 (Call 08/07/49)(c)	75	55,935
3.05%, 08/15/25	40	39,202

Security	Par (000)	Value

Household Products & Wares (continued)
3.10%, 03/26/30 (Call 12/26/29)	$70	$65,130
3.20%, 04/25/29 (Call 01/25/29)	50	47,150
3.20%, 07/30/46 (Call 01/30/46)	60	47,585
3.90%, 05/04/47 (Call 11/04/46)	25	21,907
3.95%, 11/01/28 (Call 08/01/28)	35	34,836
5.30%, 03/01/41	52	54,609
6.63%, 08/01/37	72	86,671
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	488	475,907
3.00%, 06/26/27 (Call 03/26/27)(b)	180	170,132
SC Johnson & Son Inc.
4.75%, 10/15/46 (Call 04/16/46)(b)	25	24,284
4.80%, 09/01/40(b)	10	9,735
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	42	32,615
5.00%, 10/01/29 (Call 10/01/24)(b)	25	21,819
5.50%, 07/15/30 (Call 07/15/25)(b)	25	21,707
5.75%, 07/15/25 (Call 10/03/22)	35	34,478

		1,863,750

Housewares — 0.0%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	20	19,715
4.45%, 04/01/26 (Call 01/01/26)	150	141,104
4.88%, 06/01/25 (Call 05/01/25)	41	40,144
5.63%, 04/01/36 (Call 10/01/35)(c)	35	31,218
5.75%, 04/01/46 (Call 10/01/45)	50	41,000

		273,181

Insurance — 1.6%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	15	19,247
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	10	9,043
2.88%, 10/15/26 (Call 07/15/26)	70	67,184
3.25%, 03/17/25	90	88,597
3.60%, 04/01/30 (Call 01/01/30)	143	136,068
3.63%, 11/15/24	45	44,812
4.00%, 10/15/46 (Call 04/15/46)	25	21,373
4.75%, 01/15/49 (Call 07/15/48)	50	48,082
AIA Group Ltd.
2.70%, (Call 04/07/26)(a)(d)(e)	200	176,048
3.20%, 09/16/40 (Call 03/16/40)(b)	235	186,846
3.38%, 04/07/30 (Call 01/07/30)(b)	15	13,928
3.60%, 04/09/29 (Call 01/09/29)(b)	235	224,065
3.90%, 04/06/28 (Call 01/06/28)(b)	125	121,857
4.88%, 03/11/44(b)	15	14,867
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	85	76,190
3.28%, 12/15/26 (Call 09/15/26)	35	34,011
3.85%, 08/10/49 (Call 02/10/49)	32	27,256
4.20%, 12/15/46 (Call 06/15/46)	80	72,406
4.50%, 06/15/43	10	9,322
5.35%, 06/01/33	40	42,296
5.55%, 05/09/35	122	130,921
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(a)	40	40,714
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	240	228,785
3.75%, 07/10/25 (Call 04/10/25)(c)	45	44,427
3.90%, 04/01/26 (Call 01/01/26)	40	39,298
4.38%, 06/30/50 (Call 12/30/49)	120	107,731

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.75%, 04/01/48 (Call 10/01/47)	$150	$141,916
6.25%, 05/01/36(c)	50	55,603
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	35	32,916
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	15	14,723
5.03%, 12/15/46 (Call 06/15/46)	29	27,137
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	80	62,050
7.35%, 05/01/34(c)	5	5,968
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	65	62,551
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	10	8,160
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	63	48,959
3.70%, 02/22/30 (Call 11/22/29)	100	88,507
4.90%, 03/27/28 (Call 12/27/27)	60	59,270
7.00%, 03/27/48 (Call 03/27/28), (3 mo. LIBOR US + 4.135%)(a)	35	35,334
AXA SA
6.38%, (Call 12/14/36), (3 mo. LIBOR US + 2.256%)(a)(b)(e)	30	33,790
8.60%, 12/15/30	225	279,337
AXIS Specialty Finance LLC, 4.90%, 01/15/40 (Call 01/15/30)(a)	5	4,271
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	20	19,246
Chubb Corp. (The), Series 1, 6.50%, 05/15/38	10	11,716
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	55	40,176
3.05%, 12/15/61 (Call 06/15/61)	210	148,279
3.15%, 03/15/25	15	14,788
3.35%, 05/03/26 (Call 02/03/26)	215	210,377
4.15%, 03/13/43(c)	10	9,024
4.35%, 11/03/45 (Call 05/03/45)	50	46,971
6.70%, 05/15/36	45	52,676
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(b)	5	4,602
4.40%, 04/05/52 (Call 10/05/51)(b)	200	164,448
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26)(a)(b)(e)	15	14,315
5.10%, (Call 10/28/24)(a)(b)(e)	220	219,716
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	35	30,053
1.78%, 03/17/31 (Call 12/17/30)(b)(c)	110	87,649
3.08%, 09/17/51 (Call 03/17/51)(b)	15	10,382
Genworth Holdings Inc.
4.80%, 02/15/24	45	45,666
6.50%, 06/15/34	20	17,622
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)(c)	45	43,372
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	50	42,631
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	167	150,098
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	50	40,440
4.50%, 04/15/26 (Call 01/15/26)	80	79,260
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	30	20,594
3.60%, 08/19/49 (Call 02/19/49)	91	71,714
4.30%, 04/15/43	45	39,219

Security	Par (000)	Value

Insurance (continued)
4.40%, 03/15/48 (Call 09/15/47)	$45	$40,801
5.95%, 10/15/36	40	42,799
6.10%, 10/01/41	50	53,779
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	35	30,710
3.35%, 03/09/25	35	34,312
3.40%, 01/15/31 (Call 10/15/30)	85	75,798
3.63%, 12/12/26 (Call 09/15/26)	70	67,796
3.80%, 03/01/28 (Call 12/01/27)	51	48,792
4.35%, 03/01/48 (Call 09/01/47)	50	42,769
4.38%, 06/15/50 (Call 12/15/49)	44	37,279
6.30%, 10/09/37	5	5,414
7.00%, 06/15/40	45	50,876
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	41	34,796
3.50%, 06/03/24 (Call 03/03/24)	80	79,458
3.50%, 03/10/25 (Call 12/10/24)	92	90,608
3.75%, 03/14/26 (Call 12/14/25)	91	90,165
3.88%, 03/15/24 (Call 02/15/24)	195	194,756
4.20%, 03/01/48 (Call 09/01/47)	55	49,080
4.35%, 01/30/47 (Call 07/30/46)	75	68,512
4.38%, 03/15/29 (Call 12/15/28)	72	71,549
4.75%, 03/15/39 (Call 09/15/38)	60	58,550
4.90%, 03/15/49 (Call 09/15/48)	112	111,919
5.88%, 08/01/33	45	48,690
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28)(a)(b)	25	24,911
5.20%, 10/20/45 (Call 10/20/25)(a)(b)	35	34,990
Metropolitan Life Global Funding I
0.40%, 01/07/24(b)	35	33,366
0.95%, 07/02/25(b)(c)	10	9,136
1.55%, 01/07/31(b)	50	39,643
2.95%, 04/09/30(b)	150	133,726
3.45%, 12/18/26(b)	100	95,954
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	50	46,408
Munich Re America Corp., Series B, 7.45%, 12/15/26(c)	103	115,974
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(a)(b)	60	50,120
2.90%, 09/16/51 (Call 09/16/31)(a)(b)	15	12,568
3.40%, 01/23/50 (Call 01/23/30)(a)(b)	15	13,341
4.00%, 09/19/47 (Call 09/19/27)(a)(b)	15	14,137
4.70%, 01/20/46 (Call 01/20/26)(a)(b)	245	242,222
5.10%, 10/16/44 (Call 10/16/24)(a)(b)	390	390,234
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(c)	35	29,234
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	45	37,407
3.10%, 11/15/26 (Call 08/15/26)	85	79,987
3.40%, 05/15/25 (Call 02/15/25)	20	19,576
3.70%, 05/15/29 (Call 02/15/29)	75	70,633
4.30%, 11/15/46 (Call 05/15/46)	45	39,791
4.35%, 05/15/43	22	19,532
4.63%, 09/15/42	20	18,381
6.05%, 10/15/36	51	55,405
Principal Life Global Funding, 1.38%, 01/10/25(b)	20	18,649
Principal Life Global Funding II
0.88%, 01/12/26(b)	40	35,491
1.25%, 06/23/25(b)	153	139,923
1.50%, 08/27/30(b)	65	51,000
1.63%, 11/19/30(b)	15	11,801
2.25%, 11/21/24(b)(c)	95	90,525

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.50%, 09/16/29(b)	$71	$61,225
3.00%, 04/18/26(b)	65	61,547
Progressive Corp. (The)
2.45%, 01/15/27(c)	25	23,581
3.20%, 03/26/30 (Call 12/26/29)	80	74,392
3.70%, 01/26/45	25	20,766
3.95%, 03/26/50 (Call 09/26/49)	30	26,514
4.00%, 03/01/29 (Call 12/01/28)	27	26,735
4.13%, 04/15/47 (Call 10/15/46)	47	42,810
4.20%, 03/15/48 (Call 09/15/47)	60	55,027
4.35%, 04/25/44	15	13,856
6.25%, 12/01/32	68	77,566
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	115	104,296
4.30%, 09/30/28 (Call 06/30/28)(b)	60	57,948
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	105	96,203
2.10%, 03/10/30 (Call 12/10/29)(c)	89	75,666
3.00%, 03/10/40 (Call 09/10/39)	55	44,144
3.70%, 10/01/50 (Call 07/01/30)(a)	75	64,836
3.70%, 03/13/51 (Call 09/13/50)	80	66,350
3.88%, 03/27/28 (Call 12/27/27)	132	129,565
3.91%, 12/07/47 (Call 06/07/47)	60	52,115
3.94%, 12/07/49 (Call 06/07/49)	72	62,438
4.35%, 02/25/50 (Call 08/25/49)	75	69,020
4.42%, 03/27/48 (Call 09/27/47)	60	55,403
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)	77	73,219
4.60%, 05/15/44	95	90,883
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)	65	63,128
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	118	116,006
5.70%, 12/14/36	62	66,714
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)	125	122,645
5.75%, 07/15/33	18	19,438
6.63%, 06/21/40	30	34,277
QBE Insurance Group Ltd.
5.25%, (Call 05/16/25)(a)(d)(e)	200	186,562
7.50%, 11/24/43 (Call 11/24/23)(a)(b)(c)	200	203,660
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	82	72,171
3.90%, 05/15/29 (Call 02/15/29)	73	68,363
3.95%, 09/15/26 (Call 06/15/26)	136	133,619
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	70	62,043
2.50%, 10/30/24(b)	15	14,351
2.75%, 05/07/25(b)	15	14,261
2.75%, 01/21/27(b)	40	36,915
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	10	9,382
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)	200	190,338
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	77	53,636
3.75%, 05/15/46 (Call 11/15/45)	54	46,112
4.00%, 05/30/47 (Call 11/30/46)	35	31,222
4.05%, 03/07/48 (Call 09/07/47)	20	17,907
4.10%, 03/04/49 (Call 09/04/48)	52	46,719

Security	Par (000)	Value

Insurance (continued)
4.30%, 08/25/45 (Call 02/25/45)	$60	$54,582
4.60%, 08/01/43	25	23,663
5.35%, 11/01/40	80	84,726
6.25%, 06/15/37	75	87,657
6.75%, 06/20/36	40	47,862
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	70	68,941
Voya Financial Inc.
3.65%, 06/15/26	39	37,730
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(a)	55	45,637
4.80%, 06/15/46	50	44,391
5.70%, 07/15/43	30	29,541
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	73	62,968
3.60%, 05/15/24 (Call 03/15/24)	105	103,596
3.88%, 09/15/49 (Call 03/15/49)	34	26,220
4.50%, 09/15/28 (Call 06/15/28)	87	84,193
4.65%, 06/15/27 (Call 05/15/27)	15	14,719
5.05%, 09/15/48 (Call 03/15/48)	70	64,464
XLIT Ltd.
5.25%, 12/15/43	50	52,270
5.50%, 03/31/45	60	61,030
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51 (Call 01/19/31)(a)(d)	200	161,876

		12,315,813

Internet — 0.4%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)	500	492,635
4.20%, 12/06/47 (Call 06/06/47)(c)	200	160,658
4.50%, 11/28/34 (Call 05/28/34)	500	456,545
Baidu Inc.
2.38%, 08/23/31 (Call 05/23/31)	200	164,384
3.63%, 07/06/27	40	38,098
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(c)	145	139,506
3.60%, 06/01/26 (Call 03/01/26)	51	50,223
3.65%, 03/15/25 (Call 12/15/24)	120	119,161
4.63%, 04/13/30 (Call 01/13/30)	128	128,584
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	40	35,866
7.00%, 06/15/27 (Call 06/15/24)(b)	25	24,186
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	55	49,672
1.90%, 03/11/25 (Call 02/11/25)	123	116,105
2.60%, 05/10/31 (Call 02/10/31)(c)	40	33,198
2.70%, 03/11/30 (Call 12/11/29)	112	96,636
3.45%, 08/01/24 (Call 05/01/24)	72	71,176
3.60%, 06/05/27 (Call 03/05/27)(c)	62	59,902
3.65%, 05/10/51 (Call 11/10/50)	80	59,949
4.00%, 07/15/42 (Call 01/15/42)	81	67,143
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)(c)	60	50,851
5.25%, 12/01/27 (Call 10/03/22)(b)	40	37,901
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 09/12/22)(b)	35	27,479
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(d)	200	176,158
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 09/12/22)(b)	70	69,046
Prosus NV
3.68%, 01/21/30 (Call 10/21/29)(d)	200	161,800
4.99%, 01/19/52 (Call 07/19/51)(d)	200	144,270

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(c)(e)	$75	$60,879
6.25%, (Call 04/22/31)(a)(b)(e)	75	60,428
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)(c)	55	45,230
4.75%, 07/15/27 (Call 10/03/22)	15	14,825
5.25%, 04/01/25 (Call 01/01/25)	75	76,147

		3,288,641

Iron & Steel — 0.2%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	25	22,462
5.13%, 10/01/31 (Call 10/01/26)	30	26,394
5.88%, 12/01/27 (Call 12/01/22)	25	23,813
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)(c)	45	39,982
4.88%, 03/01/31 (Call 03/01/26)(b)(c)	35	30,606
5.88%, 06/01/27 (Call 10/03/22)	56	53,639
6.25%, 10/01/40(c)	20	17,430
6.75%, 03/15/26 (Call 10/03/22)(b)	75	75,852
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	30	25,082
4.13%, 01/15/30 (Call 01/15/25)	25	21,948
4.38%, 03/15/32 (Call 03/15/27)	30	25,581
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	50	50,173
8.13%, 05/01/27 (Call 10/03/22)(b)	46	46,164
8.50%, 05/01/30 (Call 05/01/25)(b)	50	50,423
Prosus NV, 3.83%, 02/08/51(d)	200	124,688
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	115	104,958
2.15%, 08/15/30 (Call 05/15/30)(c)	70	56,535
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	60	51,263
2.40%, 06/15/25 (Call 05/15/25)	97	91,836
2.80%, 12/15/24 (Call 11/15/24)	45	43,509
3.25%, 01/15/31 (Call 10/15/30)	65	56,159
3.25%, 10/15/50 (Call 04/15/50)	15	10,238
3.45%, 04/15/30 (Call 01/15/30)	90	80,210
5.00%, 12/15/26 (Call 10/03/22)	30	29,791

		1,158,736

Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 10/03/22)	85	78,943
2.40%, 08/18/31 (Call 05/18/31)	25	18,517
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	42	40,483
4.63%, 07/28/45 (Call 01/28/45)	53	41,249

		179,192

Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	110	88,856
3.75%, 05/01/29 (Call 05/01/24)(b)	50	43,174
4.00%, 05/01/31 (Call 05/01/26)(b)	86	72,839
4.88%, 01/15/30 (Call 01/15/25)	70	63,969
5.38%, 05/01/25 (Call 09/12/22)(b)	26	25,759
5.75%, 05/01/28 (Call 05/01/23)(b)	35	34,233
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	35	28,909

Security	Par (000)	Value

Lodging (continued)
5.00%, 06/01/29 (Call 06/01/24)(b)	$70	$61,955
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 09/16/22)(c)	35	33,402
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	40	33,596
4.75%, 01/15/28 (Call 10/03/22)(c)	25	22,064
6.13%, 09/15/25 (Call 10/03/22)(b)	20	19,979
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	50	40,649
4.63%, 03/01/30 (Call 12/01/29)(b)(c)	25	20,404
5.65%, 04/01/24 (Call 02/01/24)	25	24,765
6.00%, 04/01/27 (Call 01/01/27)	35	33,304
6.60%, 10/01/25 (Call 07/01/25)	35	35,357
6.63%, 07/31/26 (Call 04/30/26)(b)	50	48,485

		731,699

Machinery — 0.7%
ABB Finance USA Inc., 4.38%, 05/08/42	10	9,246
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)(c)	25	22,000
Caterpillar Financial Services Corp.
0.45%, 05/17/24	30	28,397
0.90%, 03/02/26(c)	75	68,041
1.10%, 09/14/27	199	174,236
1.15%, 09/14/26	5	4,480
1.45%, 05/15/25	90	84,669
2.15%, 11/08/24(c)	110	106,318
2.40%, 08/09/26	15	14,185
2.85%, 05/17/24	95	93,702
3.25%, 12/01/24	67	66,313
3.30%, 06/09/24	41	40,725
3.65%, 12/07/23	19	19,017
3.75%, 11/24/23	70	70,120
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(c)	25	21,255
2.60%, 09/19/29 (Call 06/19/29)	76	69,307
2.60%, 04/09/30 (Call 01/09/30)	49	44,441
3.25%, 09/19/49 (Call 03/19/49)	96	79,065
3.25%, 04/09/50 (Call 10/09/49)	67	55,346
3.40%, 05/15/24 (Call 02/15/24)	75	74,766
3.80%, 08/15/42	20	18,264
4.30%, 05/15/44 (Call 11/15/43)	85	82,311
4.75%, 05/15/64 (Call 11/15/63)	40	40,795
5.20%, 05/27/41	30	32,397
6.05%, 08/15/36	166	190,696
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	12	10,647
1.88%, 01/15/26 (Call 12/15/25)	65	59,054
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	109	103,237
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	122	118,729
2.88%, 09/07/49 (Call 03/07/49)	35	27,335
3.10%, 04/15/30 (Call 01/15/30)	71	66,791
3.75%, 04/15/50 (Call 10/15/49)(c)	112	103,131
3.90%, 06/09/42 (Call 12/09/41)	88	82,625
5.38%, 10/16/29	25	26,934
7.13%, 03/03/31	60	72,102
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	70	63,399
3.15%, 11/15/25 (Call 08/15/25)	77	74,502
5.38%, 03/01/41 (Call 12/01/40)	57	56,169

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	$65	$50,526
3.50%, 10/01/30 (Call 07/01/30)	59	50,612
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	82	69,051
3.00%, 05/01/30 (Call 02/01/30)	79	69,435
John Deere Capital Corp.
0.40%, 10/10/23	27	26,076
0.45%, 01/17/24	12	11,487
0.45%, 06/07/24	45	42,630
0.70%, 01/15/26	2	1,808
1.05%, 06/17/26	47	42,636
1.30%, 10/13/26	5	4,515
1.45%, 01/15/31	17	13,881
1.50%, 03/06/28	12	10,556
1.75%, 03/09/27	75	68,457
2.00%, 06/17/31	12	10,183
2.05%, 01/09/25	95	91,335
2.25%, 09/14/26	150	142,005
2.45%, 01/09/30	16	14,196
2.60%, 03/07/24	47	46,260
2.65%, 06/24/24	54	53,115
2.65%, 06/10/26(c)	27	25,898
2.80%, 09/08/27	85	80,798
2.80%, 07/18/29	102	94,443
3.05%, 01/06/28	18	17,298
3.35%, 06/12/24	45	44,758
3.40%, 09/11/25	53	52,319
3.45%, 01/10/24	7	6,979
3.45%, 03/13/25	91	90,520
3.45%, 03/07/29	22	21,302
3.65%, 10/12/23	265	265,109
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 09/16/22)(b)(c)	16	15,170
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	31	27,882
nVent Finance Sarl, 2.75%, 11/15/31 (Call 08/15/31)	55	43,243
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	166	156,843
2.29%, 04/05/27 (Call 02/05/27)(c)	70	63,840
2.57%, 02/15/30 (Call 11/15/29)	95	81,856
3.11%, 02/15/40 (Call 08/15/39)	65	49,967
3.36%, 02/15/50 (Call 08/15/49)	80	59,537
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	25	16,307
3.50%, 03/01/29 (Call 12/01/28)	110	105,514
4.20%, 03/01/49 (Call 09/01/48)	105	96,994
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)(c)	40	33,312
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)(c)	45	44,843
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)(c)	55	49,250
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)(c)	75	64,886
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	65	56,035
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	120	105,598
2.25%, 01/30/31 (Call 10/30/30)	77	64,345
3.25%, 11/01/26 (Call 08/01/26)	60	57,350
4.38%, 11/01/46 (Call 05/01/46)(c)	47	41,962

		5,127,669

Security	Par (000)	Value

Manufacturing — 0.2%
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	$102	$87,246
3.50%, 12/01/24 (Call 10/01/24)	55	54,088
3.75%, 12/01/27 (Call 09/01/27)	44	41,740
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	115	109,311
3.92%, 09/15/47 (Call 03/15/47)	10	8,565
4.00%, 11/02/32	20	19,159
4.15%, 11/02/42	121	108,706
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/03/22)	25	24,762
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 10/03/22)(b)(c)	35	33,187
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	35	29,511
5.00%, 09/15/26 (Call 07/15/26)	31	30,292
5.75%, 06/15/25 (Call 10/03/22)	40	40,124
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	175	167,911
3.50%, 03/01/24 (Call 12/01/23)	15	14,961
3.90%, 09/01/42 (Call 03/01/42)	28	24,731
4.88%, 09/15/41 (Call 03/15/41)	47	47,548
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	210	204,626
3.25%, 03/01/27 (Call 12/01/26)	5	4,793
3.25%, 06/14/29 (Call 03/14/29)	101	92,467
3.30%, 11/21/24 (Call 08/21/24)	45	44,250
4.00%, 06/14/49 (Call 12/14/48)	103	87,351
4.10%, 03/01/47 (Call 09/01/46)	45	39,090
4.20%, 11/21/34 (Call 05/21/34)	76	70,746
4.45%, 11/21/44 (Call 05/21/44)	27	24,360
6.25%, 05/15/38	40	42,777
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	30	28,043
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	32	30,751
4.30%, 02/21/48 (Call 08/21/47)	17	14,167
5.75%, 06/15/43	50	50,734
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	45	43,357
3.55%, 11/01/24 (Call 08/01/24)	60	59,180
3.80%, 03/21/29 (Call 12/21/28)	83	78,184
4.50%, 03/21/49 (Call 09/21/48)	29	25,066
4.65%, 11/01/44 (Call 05/01/44)	35	30,727
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	31	30,292

		1,842,803

Media — 1.1%
Belo Corp.
7.25%, 09/15/27	20	19,806
7.75%, 06/01/27	20	19,556
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	50	41,617
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	1,000	801,810
1.95%, 01/15/31 (Call 10/15/30)	200	165,640
2.65%, 02/01/30 (Call 11/01/29)	200	177,142
2.65%, 08/15/62 (Call 02/15/62)	100	62,950
2.80%, 01/15/51 (Call 07/15/50)	200	138,584
2.89%, 11/01/51 (Call 05/01/51)	500	352,860
2.94%, 11/01/56 (Call 05/01/56)	500	341,145
2.99%, 11/01/63 (Call 05/01/63)	500	334,915
3.30%, 02/01/27 (Call 11/01/26)	200	193,056
3.40%, 04/01/30 (Call 01/01/30)	200	186,552

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.45%, 02/01/50 (Call 08/01/49)	$100	$78,686
3.75%, 04/01/40 (Call 10/01/39)	200	173,374
3.90%, 03/01/38 (Call 09/01/37)	200	180,086
3.95%, 10/15/25 (Call 08/15/25)	200	199,646
3.97%, 11/01/47 (Call 05/01/47)	50	42,918
4.00%, 11/01/49 (Call 05/01/49)	200	171,414
4.15%, 10/15/28 (Call 07/15/28)	500	495,830
4.25%, 10/15/30 (Call 07/15/30)	250	246,797
4.25%, 01/15/33	200	194,794
4.70%, 10/15/48 (Call 04/15/48)	200	191,646
4.95%, 10/15/58 (Call 04/15/58)	50	49,020
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	40	38,702
3.63%, 05/15/30 (Call 02/15/30)	99	86,395
3.80%, 03/13/24 (Call 01/13/24)	22	21,767
3.95%, 06/15/25 (Call 03/15/25)	25	24,389
3.95%, 03/20/28 (Call 12/20/27)	167	153,338
4.00%, 09/15/55 (Call 03/15/55)	66	43,662
4.13%, 05/15/29 (Call 02/15/29)	90	82,069
4.65%, 05/15/50 (Call 11/15/49)	57	43,267
4.88%, 04/01/43	59	46,965
4.90%, 03/11/26 (Call 12/11/25)	55	54,922
5.00%, 09/20/37 (Call 03/20/37)	97	84,591
5.20%, 09/20/47 (Call 03/20/47)	127	103,563
5.30%, 05/15/49 (Call 11/15/48)	88	72,523
6.35%, 06/01/40	44	42,202
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)(c)	25	19,793
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)(c)	98	82,856
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	65	52,911
5.88%, 07/15/26 (Call 10/03/22)(b)	65	62,754
7.00%, 05/15/27 (Call 09/12/22)(b)(c)	55	54,288
Grupo Televisa SAB
6.13%, 01/31/46 (Call 07/31/45)	200	218,096
6.63%, 01/15/40	90	96,710
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)(c)	45	38,587
5.25%, 08/15/27 (Call 09/16/22)(b)(c)	60	54,023
6.38%, 05/01/26 (Call 09/16/22)	70	66,184
8.38%, 05/01/27 (Call 09/16/22)	105	92,388
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	75	67,921
5.63%, 07/15/27 (Call 09/12/22)(b)	125	119,112
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	45	38,167
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	35	28,958
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 10/03/22)(b)(c)	35	31,705
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	65	57,899
3.88%, 09/01/31 (Call 09/01/26)(b)	110	88,957
4.00%, 07/15/28 (Call 07/15/24)(b)	145	126,463
4.13%, 07/01/30 (Call 07/01/25)(b)	110	93,268
5.00%, 08/01/27 (Call 10/03/22)(b)	125	117,662
5.50%, 07/01/29 (Call 07/01/24)(b)(c)	95	88,883
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	20	22,893
Sky Ltd., 3.75%, 09/16/24(b)	10	9,926
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	80	76,598
4.75%, 03/15/26 (Call 03/15/23)(b)	51	50,219
5.00%, 09/15/29 (Call 09/15/24)	80	76,647

Security	Par (000)	Value

Media (continued)
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	$66	$63,927
4.30%, 11/23/23 (Call 08/23/23)	42	42,146
5.50%, 08/15/35	47	47,298
5.65%, 11/23/43 (Call 05/23/43)	39	39,209
5.85%, 04/15/40	22	22,719
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)(c)	80	69,946
5.13%, 02/15/25 (Call 09/12/22)(b)	120	115,907
6.63%, 06/01/27 (Call 06/01/23)(b)	130	125,882
7.38%, 06/30/30 (Call 06/30/25)(b)(c)	25	24,804
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)(c)	39	32,437
5.13%, 04/15/27 (Call 10/03/22)(b)	65	60,929
5.38%, 06/15/24 (Call 03/15/24)(b)	40	39,763
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	150	122,232
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	30	23,992
6.00%, 01/15/27 (Call 10/03/22)(b)(c)	20	18,016
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	70	59,879

		8,601,153

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 09/30/22)(b)	35	33,615
6.38%, 06/15/30 (Call 07/15/25)(b)	25	24,752
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	23	22,695
4.50%, 12/15/28 (Call 09/15/28)	30	28,688
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	42	38,469

		148,219

Mining — 0.2%
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)(c)	25	22,823
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)(c)	30	21,802
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(b)	40	37,978
6.75%, 12/01/27 (Call 12/01/22)(b)(c)	35	33,322
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(b)(c)	50	41,333
5.63%, 06/15/28 (Call 06/15/23)(b)(c)	20	18,086
5.88%, 02/15/26 (Call 10/03/22)(b)	25	24,158
First Quantum Minerals Ltd., 6.88%, 03/01/26 (Call 09/12/22)(d)	200	192,592
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	110	89,992
4.50%, 09/15/27 (Call 06/15/27)(b)	55	50,249
5.13%, 05/15/24 (Call 02/15/24)(b)(c)	55	54,447
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	50	46,463
6.13%, 04/15/32 (Call 01/15/32)(b)	65	60,080
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(d)	200	185,300
Kaiser Aluminum Corp., 4.50%, 06/01/31 (Call 06/01/26)(b)	50	39,425
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	155	150,116
5.95%, 03/15/24 (Call 12/15/23)	45	45,761
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	30	23,855
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	70	61,246
4.20%, 05/13/50 (Call 11/13/49)(b)	10	7,964

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
5.75%, 11/15/41(b)	$52	$50,641
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	95	78,071
2.60%, 07/15/32 (Call 04/15/32)	80	65,401
2.80%, 10/01/29 (Call 07/01/29)	80	69,838
4.88%, 03/15/42 (Call 09/15/41)	60	57,017
5.45%, 06/09/44 (Call 12/09/43)	67	66,416
5.88%, 04/01/35	67	69,556
6.25%, 10/01/39	38	40,895
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(b)(c)	50	45,868
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)	25	20,718
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	25	19,550

		1,790,963

Multi-National — 0.0%
Nordic Investment Bank, 0.38%, 09/20/24	150	140,629

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	34	30,538
3.25%, 02/15/29 (Call 08/15/23)	110	95,666
3.28%, 12/01/28 (Call 10/01/28)	60	52,785
3.57%, 12/01/31 (Call 09/01/31)	10	8,417
4.13%, 05/01/25 (Call 10/03/22)	15	14,783
4.25%, 04/01/28 (Call 10/03/22)	80	73,936
5.50%, 12/01/24 (Call 06/01/24)	70	71,603
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(c)	20	18,661
6.88%, 03/15/27 (Call 03/15/24)(b)	25	18,940
7.25%, 03/15/29 (Call 03/15/24)(b)	30	20,525
Xerox Corp.
3.80%, 05/15/24	25	24,164
4.80%, 03/01/35	15	11,106
6.75%, 12/15/39	25	20,964
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	55	50,973
5.50%, 08/15/28 (Call 07/15/28)(b)	60	52,479

		565,540

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(c)	37	34,814

Oil & Gas — 0.1%
Qatar Energy, 2.25%, 07/12/31 (Call 04/12/31)(d)	200	174,386
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(d)	200	161,950
3.30%, 07/12/51 (Call 01/12/51)(d)	200	159,360

		495,696

Packaging & Containers — 0.3%
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	115	95,417
2.69%, 05/25/31 (Call 02/25/31)	52	42,691
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	10	8,709
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	105	85,252
3.13%, 09/15/31 (Call 06/15/31)	75	61,038
4.00%, 11/15/23	75	74,357
4.88%, 03/15/26 (Call 12/15/25)	50	48,418
5.25%, 07/01/25	75	74,788
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	65	63,436

Security	Par (000)	Value

Packaging & Containers (continued)
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(b)	$20	$18,682
5.38%, 01/15/28 (Call 01/15/23)(b)	37	33,344
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	110	103,245
1.51%, 04/15/26 (Call 03/15/26)(b)	140	124,389
3.50%, 03/15/28(b)	35	31,244
3.50%, 03/01/29 (Call 09/01/28)(b)	30	25,757
3.75%, 02/01/30 (Call 08/01/29)(b)(c)	30	25,800
4.13%, 08/15/24 (Call 05/15/24)	15	14,706
4.75%, 07/15/27 (Call 04/15/27)(b)	25	23,852
Matthews International Corp., 5.25%, 12/01/25 (Call 10/03/22)(b)	41	37,415
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	115	100,525
4.00%, 12/01/27 (Call 09/01/27)(b)	30	27,348
5.13%, 12/01/24 (Call 09/01/24)(b)	40	39,558
5.50%, 09/15/25 (Call 06/15/25)(b)(c)	25	24,936
6.88%, 07/15/33(b)	45	45,971
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)(c)	255	240,488
2.25%, 02/01/27 (Call 01/01/27)	185	168,159
3.13%, 05/01/30 (Call 02/01/30)	70	60,681
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 10/03/22)(b)	100	95,976
8.50%, 08/15/27 (Call 09/12/22)(b)(c)	50	47,522
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	20	19,470
3.00%, 06/15/33 (Call 03/15/33)	50	41,740
3.38%, 09/15/27 (Call 06/15/27)	10	9,412
3.75%, 03/15/25 (Call 01/15/25)	30	29,491
3.90%, 06/01/28 (Call 03/01/28)	20	19,204
4.20%, 06/01/32 (Call 03/01/32)	15	14,085
4.65%, 03/15/26 (Call 01/15/26)	170	171,034
4.90%, 03/15/29 (Call 12/15/28)	30	29,980

		2,178,120

Pharmaceuticals — 0.3%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)(c)	30	23,161
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	40	32,789
5.13%, 03/01/30 (Call 03/01/25)(b)	45	38,646
6.13%, 08/01/28 (Call 08/01/23)(b)	35	32,905
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	60	55,798
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	40	27,683
2.75%, 06/01/25 (Call 03/01/25)	120	117,601
3.38%, 03/15/29 (Call 12/15/28)(c)	56	54,274
3.95%, 05/15/47 (Call 11/15/46)	70	66,200
3.95%, 03/15/49 (Call 09/15/48)	35	33,610
4.15%, 03/15/59 (Call 09/15/58)	50	47,408
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)(c)	40	35,100
6.75%, 02/15/30 (Call 02/15/27)(b)	15	14,397
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	155	150,992
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 10/03/22)(b)	45	43,118
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	100	90,208
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	45	45,122
4.60%, 06/01/44 (Call 12/01/43)	40	38,587

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	$200	$175,944
3.00%, 11/20/25 (Call 08/20/25)	20	19,603
3.40%, 05/06/24	10	9,950
4.00%, 11/20/45 (Call 05/20/45)	310	286,564
4.40%, 05/06/44	35	34,451
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	40	35,230
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	165	147,914
5.13%, 04/30/31 (Call 04/30/26)(b)	150	131,257
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)	25	24,493
4.50%, 03/31/29 (Call 03/31/24)(b)	40	34,159
6.63%, 04/01/30 (Call 04/01/25)(b)	50	46,112
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	75	71,413
4.38%, 03/15/26 (Call 12/15/25)	50	47,454
4.40%, 06/15/30 (Call 03/15/30)	60	52,052
4.90%, 12/15/44 (Call 06/15/44)	10	7,351
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	55	46,198
3.00%, 09/12/27 (Call 06/12/27)	15	14,196
3.00%, 05/15/50 (Call 11/15/49)	50	36,852
3.90%, 08/20/28 (Call 05/20/28)	30	29,229
3.95%, 09/12/47 (Call 03/12/47)	52	45,047
4.45%, 08/20/48 (Call 02/20/48)	50	46,653
4.50%, 11/13/25 (Call 08/13/25)	85	86,025
4.70%, 02/01/43 (Call 08/01/42)	109	103,779

		2,479,525

Private Equity — 0.0%
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	65	62,023
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	25	22,393
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	30	28,137

		112,553

Real Estate — 0.2%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	20	16,032
4.88%, 03/01/26 (Call 12/01/25)	55	55,348
Corp Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(d)	200	158,798
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(b)(c)	65	64,350
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	50	42,310
4.38%, 02/01/31 (Call 02/01/26)(b)	50	40,027
5.38%, 08/01/28 (Call 08/01/23)(b)	55	48,940
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(d)	200	186,908
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(c)	50	41,682
4.75%, 02/01/30 (Call 09/01/24)(c)	50	40,317
5.00%, 03/01/31 (Call 03/01/26)	50	41,211
MAF Sukuk Ltd., 3.93%, 02/28/30(d)	200	194,298
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(b)	80	60,293
5.75%, 01/15/29 (Call 01/15/24)(b)	70	54,884
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(d)	200	94,194
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30 (Call 02/13/30)(d)	200	176,082

Security	Par (000)	Value

Real Estate (continued)
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(d)	$200	$192,296
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/29(d)	200	150,822
Wharf REIC Finance BVI Ltd., 2.38%, 05/07/25(d)	200	189,394

		1,848,186

Real Estate Investment Trusts — 2.0%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	63	47,459
2.00%, 05/18/32 (Call 02/18/32)	35	27,603
2.75%, 12/15/29 (Call 09/15/29)	15	13,087
2.95%, 03/15/34 (Call 12/15/33)	175	147,472
3.00%, 05/18/51 (Call 11/18/50)	62	41,879
3.38%, 08/15/31 (Call 05/15/31)	40	35,608
3.45%, 04/30/25 (Call 02/28/25)	175	171,957
3.80%, 04/15/26 (Call 02/15/26)	115	112,433
3.95%, 01/15/27 (Call 10/15/26)	23	22,468
4.00%, 02/01/50 (Call 08/01/49)	60	49,479
4.30%, 01/15/26 (Call 10/15/25)	110	109,194
4.50%, 07/30/29 (Call 04/30/29)	80	77,738
4.70%, 07/01/30 (Call 04/01/30)	40	39,345
4.85%, 04/15/49 (Call 10/15/48)	15	13,896
4.90%, 12/15/30 (Call 09/15/30)	76	75,572
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	5	4,538
1.45%, 09/15/26 (Call 08/15/26)	35	30,759
1.50%, 01/31/28 (Call 11/30/27)	45	37,760
1.60%, 04/15/26 (Call 03/15/26)	30	26,902
1.88%, 10/15/30 (Call 07/15/30)	105	82,852
2.10%, 06/15/30 (Call 03/15/30)	129	104,240
2.30%, 09/15/31 (Call 06/15/31)	40	31,765
2.40%, 03/15/25 (Call 02/15/25)	95	90,060
2.70%, 04/15/31 (Call 01/15/31)	20	16,594
2.75%, 01/15/27 (Call 11/15/26)	84	76,965
2.90%, 01/15/30 (Call 10/15/29)	105	90,490
2.95%, 01/15/25 (Call 12/15/24)	40	38,426
2.95%, 01/15/51 (Call 07/15/50)	25	16,831
3.10%, 06/15/50 (Call 12/15/49)	90	62,626
3.13%, 01/15/27 (Call 10/15/26)	84	78,273
3.38%, 10/15/26 (Call 07/15/26)	69	65,195
3.55%, 07/15/27 (Call 04/15/27)	54	51,010
3.60%, 01/15/28 (Call 10/15/27)	49	45,591
3.70%, 10/15/49 (Call 04/15/49)	92	69,903
3.80%, 08/15/29 (Call 05/15/29)	36	33,192
3.95%, 03/15/29 (Call 12/15/28)	61	57,175
4.00%, 06/01/25 (Call 03/01/25)	34	33,444
4.40%, 02/15/26 (Call 11/15/25)	70	69,396
5.00%, 02/15/24	140	141,434
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	10	8,608
3.20%, 01/15/28 (Call 10/15/27)	20	18,730
3.30%, 06/01/29 (Call 03/01/29)	200	185,592
3.35%, 05/15/27 (Call 02/15/27)	50	47,599
3.90%, 10/15/46 (Call 04/15/46)	40	34,089
4.15%, 07/01/47 (Call 01/01/47)	25	22,334
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(c)	80	60,597
2.55%, 04/01/32 (Call 01/01/32)	30	23,864
2.75%, 10/01/26 (Call 07/01/26)	80	74,207
2.90%, 03/15/30 (Call 12/15/29)	50	42,567
3.20%, 01/15/25 (Call 10/15/24)	79	77,024
3.25%, 01/30/31 (Call 10/30/30)	165	142,019

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.40%, 06/21/29 (Call 03/21/29)	$25	$22,367
3.65%, 02/01/26 (Call 11/03/25)	206	200,185
3.80%, 02/01/24 (Call 11/01/23)	62	61,556
4.50%, 12/01/28 (Call 09/01/28)	40	38,913
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	55	50,743
4.10%, 10/01/24 (Call 07/01/24)	50	49,103
4.55%, 10/01/29 (Call 07/01/29)	65	61,039
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	80	67,702
2.50%, 08/16/31 (Call 05/16/31)	10	7,744
3.65%, 06/15/24 (Call 04/15/24)	10	9,769
3.85%, 02/01/25 (Call 11/01/24)	40	38,953
3.90%, 03/15/27 (Call 12/15/26)	60	56,681
4.05%, 07/01/30 (Call 04/01/30)	160	142,358
4.13%, 06/15/26 (Call 03/15/26)	57	55,120
4.13%, 05/15/29 (Call 02/15/29)	15	13,661
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	65	55,787
5.75%, 05/15/26 (Call 09/12/22)(b)(c)	75	70,299
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	16	14,171
3.15%, 07/01/29 (Call 04/01/29)	29	26,529
3.35%, 11/01/49 (Call 05/01/49)	75	58,205
4.10%, 10/15/28 (Call 07/15/28)	20	19,532
Corporate Office Properties LP
2.25%, 03/15/26 (Call 02/15/26)(c)	88	78,732
2.75%, 04/15/31 (Call 01/15/31)	35	27,530
2.90%, 12/01/33 (Call 09/01/33)	20	14,922
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	25	21,916
2.10%, 04/01/31 (Call 01/01/31)	81	64,499
2.25%, 01/15/31 (Call 10/15/30)	67	54,286
2.90%, 04/01/41 (Call 10/01/40)	87	62,773
3.20%, 09/01/24 (Call 07/01/24)	92	90,532
3.25%, 01/15/51 (Call 07/15/50)	43	30,568
3.30%, 07/01/30 (Call 04/01/30)	82	72,805
3.65%, 09/01/27 (Call 06/01/27)(c)	59	56,101
3.70%, 06/15/26 (Call 03/15/26)	50	48,432
3.80%, 02/15/28 (Call 11/15/27)	77	72,697
4.00%, 03/01/27 (Call 12/01/26)	25	24,299
4.45%, 02/15/26 (Call 11/15/25)	57	56,718
4.75%, 05/15/47 (Call 11/15/46)	52	46,789
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	65	59,610
2.50%, 07/15/31 (Call 04/15/31)	66	54,220
3.10%, 11/15/29 (Call 08/15/29)	55	48,596
4.00%, 11/15/49 (Call 05/15/49)	45	36,059
4.15%, 07/01/50 (Call 01/01/50)	53	43,988
4.30%, 02/15/29 (Call 11/15/28)	47	45,153
5.20%, 02/15/49 (Call 08/15/48)	57	53,978
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(c)	40	36,834
3.70%, 08/15/27 (Call 05/15/27)(c)	225	214,807
4.45%, 07/15/28 (Call 04/15/28)	65	63,562
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	74	60,451
2.88%, 11/15/29 (Call 08/15/29)	24	21,414
3.05%, 03/01/50 (Call 09/01/49)	52	38,818

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 06/30/26 (Call 03/30/26)	$120	$114,797
3.38%, 12/15/27 (Call 09/15/27)	10	9,443
4.00%, 09/15/28 (Call 06/15/28)	26	25,193
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	30	27,056
1.25%, 07/15/25 (Call 06/15/25)	89	81,460
1.55%, 03/15/28 (Call 01/15/28)	55	46,632
1.80%, 07/15/27 (Call 05/15/27)	120	104,944
2.00%, 05/15/28 (Call 03/15/28)	65	55,873
2.15%, 07/15/30 (Call 04/15/30)	99	80,763
2.63%, 11/18/24 (Call 10/18/24)	207	199,447
2.90%, 11/18/26 (Call 09/18/26)	74	69,086
2.95%, 09/15/51 (Call 03/15/51)	79	53,318
3.00%, 07/15/50 (Call 01/15/50)	85	58,291
3.20%, 11/18/29 (Call 08/18/29)(c)	126	112,842
3.40%, 02/15/52 (Call 08/15/51)	15	11,005
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	145	117,441
2.50%, 02/15/30 (Call 11/15/29)	47	40,908
2.85%, 11/01/26 (Call 08/01/26)	20	18,991
3.00%, 07/01/29 (Call 04/01/29)	135	122,230
3.25%, 08/01/27 (Call 05/01/27)	122	114,914
3.38%, 06/01/25 (Call 03/01/25)	25	24,353
3.50%, 03/01/28 (Call 12/01/27)(c)	142	133,815
4.50%, 06/01/45 (Call 12/01/44)	15	13,775
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)(c)	20	17,974
3.20%, 06/15/29 (Call 03/15/29)	85	75,933
3.50%, 06/01/30 (Call 03/01/30)	96	85,976
3.95%, 01/15/24 (Call 10/15/23)	85	84,592
Federal Realty OP LP
3.25%, 07/15/27 (Call 04/15/27)	15	14,134
4.50%, 12/01/44 (Call 06/01/44)	20	17,529
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	35	33,124
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	80	69,486
3.75%, 09/15/30(b)	30	24,121
6.00%, 04/15/25 (Call 10/03/22)(b)(c)	25	24,279
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	25	21,943
2.88%, 01/15/31 (Call 10/15/30)	56	48,345
3.00%, 01/15/30 (Call 10/15/29)	75	66,359
3.25%, 07/15/26 (Call 05/15/26)	40	38,402
4.00%, 06/01/25 (Call 03/01/25)	25	24,708
6.75%, 02/01/41 (Call 08/01/40)	54	59,997
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	45	44,397
Series E, 4.00%, 06/15/25 (Call 03/15/25)	160	155,416
Series F, 4.50%, 02/01/26 (Call 11/01/25)(c)	87	85,056
Series H, 3.38%, 12/15/29 (Call 09/15/29)	92	78,426
Series I, 3.50%, 09/15/30 (Call 06/15/30)	27	22,823
Series J, 2.90%, 12/15/31 (Call 09/15/31)	10	7,789
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	20	16,921
4.65%, 04/01/29 (Call 01/01/29)	30	28,193
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	80	66,658
4.88%, 09/15/27 (Call 09/15/22)(b)	82	75,243
4.88%, 09/15/29 (Call 09/15/24)(b)	70	60,747

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.00%, 07/15/28 (Call 07/15/23)(b)	$40	$36,514
5.25%, 03/15/28 (Call 12/27/22)(b)(c)	60	55,405
5.25%, 07/15/30 (Call 07/15/25)(b)	100	88,501
5.63%, 07/15/32 (Call 07/15/26)(b)	50	43,958
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	65	54,219
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(c)	40	39,911
4.75%, 10/01/24 (Call 07/01/24)	65	65,042
5.50%, 02/15/26 (Call 10/03/22)(c)	45	45,893
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)(c)	40	30,996
2.65%, 11/15/33 (Call 08/15/33)	15	11,380
3.05%, 02/15/30 (Call 11/15/29)	10	8,465
3.45%, 12/15/24 (Call 09/15/24)	10	9,773
4.25%, 08/15/29 (Call 05/15/29)	35	32,524
4.38%, 10/01/25 (Call 07/01/25)	35	34,489
4.75%, 12/15/28 (Call 09/15/28)	30	28,840
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	20	17,164
2.70%, 10/01/30 (Call 07/01/30)	75	63,713
2.80%, 10/01/26 (Call 07/01/26)	19	17,824
3.70%, 10/01/49 (Call 04/01/49)	48	36,854
3.80%, 04/01/27 (Call 01/01/27)	25	23,988
4.13%, 12/01/46 (Call 06/01/46)	30	24,693
4.25%, 04/01/45 (Call 10/01/44)	25	20,675
4.45%, 09/01/47 (Call 03/01/47)	77	66,587
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)	50	38,065
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	50	44,060
5.88%, 10/01/28 (Call 10/01/23)(b)	50	45,961
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	20	16,145
3.95%, 01/15/28 (Call 10/15/27)	10	9,437
4.30%, 03/15/27 (Call 12/15/26)	20	19,415
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	5	4,121
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	35	28,002
1.63%, 03/15/31 (Call 12/15/30)(c)	80	65,271
2.13%, 04/15/27 (Call 02/15/27)	51	46,979
2.13%, 10/15/50 (Call 04/15/50)	62	39,350
2.25%, 04/15/30 (Call 01/15/30)	74	64,148
3.00%, 04/15/50 (Call 10/15/49)	27	20,226
3.25%, 10/01/26 (Call 07/01/26)	40	38,479
3.88%, 09/15/28 (Call 06/15/28)	120	116,303
4.38%, 09/15/48 (Call 03/15/48)	35	32,702
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	10	8,800
2.20%, 06/15/28 (Call 04/15/28)	45	39,503
3.00%, 01/15/27 (Call 10/15/26)	30	28,259
3.10%, 12/15/29 (Call 09/15/29)	95	86,377
3.25%, 01/15/31 (Call 10/15/30)	102	91,578
3.65%, 01/15/28 (Call 10/15/27)	40	38,348
3.88%, 04/15/25 (Call 02/15/25)	10	9,915
3.95%, 08/15/27 (Call 05/15/27)	25	24,452
4.65%, 03/15/47 (Call 09/15/46)	75	72,083

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	$65	$56,659
3.60%, 02/01/27 (Call 11/01/26)	80	76,558
3.70%, 06/15/30 (Call 03/15/30)	30	27,191
4.40%, 02/01/47 (Call 08/01/46)	20	17,275
4.65%, 03/15/49 (Call 09/15/48)	35	31,164
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)(c)	50	43,541
4.75%, 10/15/27 (Call 10/15/22)	50	45,458
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	125	102,969
3.88%, 02/15/27 (Call 02/15/23)	115	105,123
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	40	37,910
3.50%, 02/12/25 (Call 11/14/24)(b)	90	87,250
3.63%, 01/28/26 (Call 12/28/25)(b)	75	71,791
4.38%, 05/28/30 (Call 02/28/30)(b)(c)	60	56,809
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(a)(b)	235	217,962
5.13%, 09/24/80 (Call 06/24/30)(a)(b)	25	21,686
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)(c)	35	31,064
3.75%, 12/31/24 (Call 09/30/24)(b)	55	51,154
4.38%, 01/15/27 (Call 07/15/26)(b)	40	35,636
4.75%, 03/15/25 (Call 09/15/24)	40	38,138
5.50%, 11/01/23 (Call 08/01/23)(b)(c)	20	19,916
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(b)	55	38,996
7.88%, 02/15/25 (Call 10/03/22)(b)	175	173,376
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	45	37,852
6.50%, 02/15/29 (Call 02/15/24)(b)	85	64,728
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	40	32,690
2.65%, 01/15/25 (Call 12/15/24)	138	132,088
3.00%, 01/15/30 (Call 10/15/29)	50	43,570
3.25%, 10/15/26 (Call 07/15/26)	60	56,638
3.50%, 04/15/24 (Call 03/15/24)	35	34,513
3.50%, 02/01/25 (Call 11/01/24)	32	31,206
3.75%, 05/01/24 (Call 02/01/24)	19	18,794
3.85%, 04/01/27 (Call 01/01/27)	42	40,290
4.00%, 03/01/28 (Call 12/01/27)	27	25,725
4.13%, 01/15/26 (Call 10/15/25)	60	58,828
4.38%, 02/01/45 (Call 08/01/44)	50	42,136
4.40%, 01/15/29 (Call 10/15/28)	27	26,026
4.75%, 11/15/30 (Call 08/15/30)	62	60,100
4.88%, 04/15/49 (Call 10/15/48)	32	29,610
5.70%, 09/30/43 (Call 03/30/43)	25	25,062
VICI Properties LP
4.38%, 05/15/25	30	29,352
4.75%, 02/15/28 (Call 01/15/28)	200	192,190
5.13%, 05/15/32 (Call 02/15/32)	5	4,765
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 10/03/22)(b)	55	51,893
3.75%, 02/15/27 (Call 02/15/23)(b)	120	108,798
4.13%, 08/15/30 (Call 02/15/25)(b)	140	123,008
4.25%, 12/01/26 (Call 12/01/22)(b)	110	102,881
4.63%, 12/01/29 (Call 12/01/24)(b)	115	106,217
5.63%, 05/01/24 (Call 02/01/24)(b)	45	45,065

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	$130	$115,016
3.50%, 06/15/29 (Call 03/15/29)(b)	105	91,306
4.13%, 09/20/28 (Call 06/20/28)(b)	40	36,380
4.63%, 09/20/48 (Call 03/20/48)(b)	75	58,077
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	85	81,443
4.75%, 09/17/44 (Call 03/17/44)(b)	10	7,673
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	111	93,667
2.70%, 02/15/27 (Call 12/15/26)	80	74,237
2.75%, 01/15/31 (Call 10/15/30)	75	63,021
2.75%, 01/15/32 (Call 10/15/31)	25	20,682
2.80%, 06/01/31 (Call 03/01/31)	25	21,128
3.63%, 03/15/24 (Call 02/15/24)	300	297,396
4.00%, 06/01/25 (Call 03/01/25)	165	163,043
4.13%, 03/15/29 (Call 12/15/28)	50	47,482
4.25%, 04/01/26 (Call 01/01/26)	150	148,570
4.25%, 04/15/28 (Call 01/15/28)	20	19,456
4.50%, 01/15/24 (Call 10/15/23)	40	40,106
4.95%, 09/01/48 (Call 03/01/48)	30	28,256
6.50%, 03/15/41 (Call 09/15/40)	60	65,600
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	105	79,906
2.40%, 02/01/31 (Call 11/01/30)	30	24,402
3.85%, 07/15/29 (Call 04/15/29)	10	9,271
4.00%, 02/01/25 (Call 11/01/24)	20	19,784
4.25%, 10/01/26 (Call 07/01/26)	90	87,865
4.60%, 04/01/24 (Call 01/01/24)	40	40,220
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(b)	45	39,498
6.38%, 08/15/25 (Call 09/12/22)(b)	35	34,047

		15,389,065

Retail — 1.1%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	112	95,483
3.50%, 03/15/32 (Call 12/15/31)	15	12,743
3.90%, 04/15/30 (Call 01/15/30)	67	60,575
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	30	26,794
4.63%, 11/15/29 (Call 11/15/24)(b)	62	53,180
4.75%, 03/01/30 (Call 03/01/25)	30	25,601
5.00%, 02/15/32 (Call 11/15/26)(b)	50	41,772
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	75	57,522
3.50%, 11/15/24 (Call 09/15/24)	72	70,259
3.80%, 11/15/27 (Call 08/15/27)	35	32,210
4.50%, 10/01/25 (Call 07/01/25)	15	14,928
4.75%, 06/01/30 (Call 03/01/30)	129	120,828
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(b)	25	21,116
4.50%, 11/15/26 (Call 11/15/22)(b)	25	23,596
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	104	83,224
4.45%, 10/01/28 (Call 07/01/28)	45	44,165
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(b)	40	38,726
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)	41	41,401
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	30	27,672
3.88%, 04/15/27 (Call 01/15/27)	40	39,285

Security	Par (000)	Value

Retail (continued)
4.13%, 05/01/28 (Call 02/01/28)	$35	$34,429
4.13%, 04/03/50 (Call 10/03/49)	95	80,013
4.15%, 11/01/25 (Call 08/01/25)	10	9,959
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	30	21,265
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(d)	200	189,228
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	30	24,495
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	50	34,787
3.88%, 10/01/31 (Call 10/01/26)(b)	60	41,653
Genuine Parts Co.
1.75%, 02/01/25 (Call 02/01/23)	5	4,703
1.88%, 11/01/30 (Call 08/01/30)	25	19,772
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	62	52,987
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	25	21,222
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	135	114,927
1.38%, 03/15/31 (Call 12/15/30)	85	68,195
1.50%, 09/15/28 (Call 07/15/28)	50	43,485
1.88%, 09/15/31 (Call 06/15/31)	10	8,263
2.13%, 09/15/26 (Call 06/15/26)	60	56,237
2.38%, 03/15/51 (Call 09/15/50)	70	46,269
2.50%, 04/15/27 (Call 02/15/27)	271	255,805
2.70%, 04/15/30 (Call 01/15/30)	104	93,753
2.75%, 09/15/51 (Call 03/15/51)	40	28,550
2.80%, 09/14/27 (Call 06/14/27)	112	106,399
2.95%, 06/15/29 (Call 03/15/29)(c)	145	134,846
3.00%, 04/01/26 (Call 01/01/26)	43	41,813
3.13%, 12/15/49 (Call 06/15/49)	117	89,599
3.30%, 04/15/40 (Call 10/15/39)	175	146,954
3.35%, 09/15/25 (Call 06/15/25)	25	24,747
3.35%, 04/15/50 (Call 10/15/49)	112	89,204
3.50%, 09/15/56 (Call 03/15/56)	45	35,984
3.63%, 04/15/52 (Call 10/15/51)	10	8,383
3.75%, 02/15/24 (Call 11/15/23)	44	44,076
3.90%, 12/06/28 (Call 09/06/28)	85	84,227
3.90%, 06/15/47 (Call 12/15/46)	110	97,219
4.20%, 04/01/43 (Call 10/01/42)	10	9,198
4.25%, 04/01/46 (Call 10/01/45)	200	185,214
4.40%, 03/15/45 (Call 09/15/44)	67	63,278
4.50%, 12/06/48 (Call 06/06/48)	130	125,294
4.88%, 02/15/44 (Call 08/15/43)	131	131,149
5.40%, 09/15/40 (Call 03/15/40)	114	121,697
5.88%, 12/16/36	214	240,444
5.95%, 04/01/41 (Call 10/01/40)	82	92,740
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 10/03/22)(b)	55	52,837
Kohl’s Corp.
3.38%, 05/01/31 (Call 02/01/31)(c)	61	43,836
5.55%, 07/17/45 (Call 01/17/45)	40	28,076
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	70	59,185
4.38%, 01/15/31 (Call 10/15/25)(b)	45	39,379
4.63%, 12/15/27 (Call 12/15/22)(b)	30	27,784
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	125	107,334
1.70%, 10/15/30 (Call 07/15/30)	200	160,374
2.63%, 04/01/31 (Call 01/01/31)	100	85,752
3.00%, 10/15/50 (Call 04/15/50)	170	116,605
3.10%, 05/03/27 (Call 02/03/27)	115	109,378
3.13%, 09/15/24 (Call 06/15/24)	50	49,213

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.50%, 04/01/51 (Call 10/01/50)	$75	$56,758
3.65%, 04/05/29 (Call 01/05/29)	100	94,613
3.70%, 04/15/46 (Call 10/15/45)	215	170,385
3.75%, 04/01/32 (Call 01/01/32)	200	184,958
4.00%, 04/15/25 (Call 03/15/25)	300	299,922
4.05%, 05/03/47 (Call 11/03/46)	175	145,500
4.50%, 04/15/30 (Call 01/15/30)	50	49,501
4.65%, 04/15/42 (Call 10/15/41)	70	64,241
5.00%, 04/15/40 (Call 10/15/39)	30	28,997
5.13%, 04/15/50 (Call 10/15/49)	100	97,436
5.50%, 10/15/35	56	57,472
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	20	12,169
4.50%, 12/15/34 (Call 06/15/34)	30	20,987
5.13%, 01/15/42 (Call 07/15/41)	20	13,689
5.88%, 04/01/29 (Call 04/01/24)(b)(c)	45	38,932
5.88%, 03/15/30 (Call 03/15/25)(b)	35	29,917
6.13%, 03/15/32 (Call 03/15/27)(b)(c)	35	29,443
6.38%, 03/15/37	15	11,905
6.70%, 07/15/34(b)	15	13,040
Marks & Spencer PLC, 7.13%, 12/01/37(b)	25	23,762
Nordstrom Inc.
2.30%, 04/08/24 (Call 09/16/22)	20	18,864
4.00%, 03/15/27 (Call 12/15/26)(c)	30	26,293
4.25%, 08/01/31 (Call 05/01/31)	30	21,976
4.38%, 04/01/30 (Call 01/01/30)(c)	45	34,648
5.00%, 01/15/44 (Call 07/15/43)	70	47,230
6.95%, 03/15/28(c)	30	28,922
Rite Aid Corp.
7.50%, 07/01/25 (Call 10/03/22)(b)	30	25,636
8.00%, 11/15/26 (Call 01/15/23)(b)(c)	60	48,982
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	115	101,544
4.60%, 04/15/25 (Call 03/15/25)	30	30,160
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 10/03/22)	55	53,459
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(c)	60	55,816
2.25%, 04/15/25 (Call 03/15/25)	25	24,019
2.35%, 02/15/30 (Call 11/15/29)	30	26,413
2.50%, 04/15/26	15	14,389
2.65%, 09/15/30 (Call 06/15/30)	220	196,295
3.38%, 04/15/29 (Call 01/15/29)	15	14,409
3.50%, 07/01/24	5	4,990
3.63%, 04/15/46	155	132,136
3.90%, 11/15/47 (Call 05/15/47)	65	57,767
4.00%, 07/01/42	5	4,617
6.50%, 10/15/37	135	157,963
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	5	4,263
1.60%, 05/15/31 (Call 02/15/31)	140	112,496
2.25%, 09/15/26 (Call 06/15/26)	100	94,213
3.88%, 04/15/30 (Call 01/15/30)	68	66,104
4.50%, 04/15/50 (Call 10/15/49)	40	39,644
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	5	3,952
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 10/03/22)	45	43,420
3.20%, 04/15/30 (Call 01/15/30)	40	35,670
3.45%, 06/01/26 (Call 03/01/26)	140	135,590
3.80%, 11/18/24 (Call 08/18/24)	60	59,597

Security	Par (000)	Value

Retail (continued)
4.10%, 04/15/50 (Call 10/15/49)	$70	$55,471
4.50%, 11/18/34 (Call 05/18/34)	12	11,054
4.65%, 06/01/46 (Call 12/01/45)	85	72,842
4.80%, 11/18/44 (Call 05/18/44)	25	22,068
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	87	73,235
3.88%, 11/01/23 (Call 08/01/23)	15	14,896
4.63%, 01/31/32 (Call 10/01/26)(c)	80	70,683
4.75%, 01/15/30 (Call 10/15/29)(b)	45	41,021
5.35%, 11/01/43 (Call 05/01/43)	20	17,261
5.38%, 04/01/32 (Call 04/01/27)(c)	70	64,484
6.88%, 11/15/37	20	21,194

		8,562,608

Savings & Loans — 0.1%
Nationwide Building Society
0.55%, 01/22/24(b)	140	132,835
1.00%, 08/28/25(b)	83	74,665
3.90%, 07/21/25(b)	260	255,323
3.96%, 07/18/30 (Call 07/18/29), (3 mo. LIBOR US + 1.855%)(a)(b)	20	18,425
4.00%, 09/14/26(b)	15	14,180
4.30%, 03/08/29 (Call 03/08/28), (3 mo. LIBOR US + 1.452%)(a)(b)	290	272,696

		768,124

Semiconductors — 1.1%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 10/03/22)(b)(c)	50	47,485
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	25	21,906
2.10%, 10/01/31 (Call 07/01/31)	40	33,966
2.80%, 10/01/41 (Call 04/01/41)(c)	55	42,929
2.95%, 04/01/25 (Call 03/01/25)(c)	82	80,147
2.95%, 10/01/51 (Call 04/01/51)	110	83,135
3.50%, 12/05/26 (Call 09/05/26)	45	44,204
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	92	77,246
2.75%, 06/01/50 (Call 12/01/49)	94	70,000
3.30%, 04/01/27 (Call 01/01/27)	62	60,649
3.90%, 10/01/25 (Call 07/01/25)	174	174,362
4.35%, 04/01/47 (Call 10/01/46)	32	30,861
5.10%, 10/01/35 (Call 04/01/35)	69	72,676
5.85%, 06/15/41	69	78,917
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	10	9,615
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	500	398,995
2.60%, 02/15/33 (Call 11/15/32)(b)	10	7,692
3.14%, 11/15/35 (Call 08/15/35)(b)	400	303,252
3.19%, 11/15/36 (Call 08/15/36)(b)	205	152,085
3.42%, 04/15/33 (Call 01/15/33)(b)	210	173,197
3.47%, 04/15/34 (Call 01/15/34)(b)	400	324,144
3.50%, 02/15/41 (Call 08/15/40)(b)	305	229,360
4.00%, 04/15/29 (Call 02/15/29)(b)	10	9,270
4.15%, 04/15/32 (Call 01/15/32)(b)	10	8,955
4.30%, 11/15/32 (Call 08/15/32)	200	180,388
4.93%, 05/15/37 (Call 02/15/37)(b)	210	187,366
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(b)	30	27,608
5.95%, 06/15/30 (Call 06/15/25)(b)	25	23,728

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	$30	$25,280
4.38%, 04/15/28 (Call 04/15/23)(b)	30	26,499
KLA Corp.
4.65%, 07/15/32 (Call 04/15/32)	200	203,444
4.95%, 07/15/52 (Call 01/15/52)	100	100,657
5.25%, 07/15/62 (Call 01/15/62)	50	50,957
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	87	73,107
2.88%, 06/15/50 (Call 12/15/49)	84	61,692
3.13%, 06/15/60 (Call 12/15/59)	84	61,671
3.75%, 03/15/26 (Call 01/15/26)	58	57,794
3.80%, 03/15/25 (Call 12/15/24)	22	21,899
4.00%, 03/15/29 (Call 12/15/28)	78	76,648
4.88%, 03/15/49 (Call 09/15/48)	87	89,078
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	111	99,874
2.45%, 04/15/28 (Call 02/15/28)	12	10,422
2.95%, 04/15/31 (Call 01/15/31)	77	63,410
4.88%, 06/22/28 (Call 03/22/28)	61	59,843
Microchip Technology Inc.
0.98%, 09/01/24	60	55,957
4.25%, 09/01/25 (Call 10/03/22)	25	24,833
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	35	24,710
3.48%, 11/01/51 (Call 05/01/51)	50	33,276
4.19%, 02/15/27 (Call 12/15/26)	62	60,401
4.66%, 02/15/30 (Call 11/15/29)	104	97,885
4.98%, 02/06/26 (Call 12/06/25)	75	75,107
5.33%, 02/06/29 (Call 11/06/28)	66	65,125
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	10	9,481
1.55%, 06/15/28 (Call 04/15/28)	207	180,398
2.00%, 06/15/31 (Call 03/15/31)	217	183,252
2.85%, 04/01/30 (Call 01/01/30)	81	73,185
3.20%, 09/16/26 (Call 06/16/26)	71	69,892
3.50%, 04/01/40 (Call 10/01/39)	74	63,689
3.50%, 04/01/50 (Call 10/01/49)	131	109,082
3.70%, 04/01/60 (Call 10/01/59)	42	34,308
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	95	95,465
5.35%, 03/01/26 (Call 01/01/26)	40	40,697
5.55%, 12/01/28 (Call 09/01/28)	89	90,697
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	132	106,557
2.65%, 02/15/32 (Call 11/15/31)	40	32,300
2.70%, 05/01/25 (Call 04/01/25)	72	68,351
3.13%, 02/15/42 (Call 08/15/41)	25	17,857
3.15%, 05/01/27 (Call 03/01/27)	87	81,027
3.25%, 05/11/41 (Call 11/11/40)	45	32,564
3.25%, 11/30/51 (Call 05/30/51)	100	67,916
3.40%, 05/01/30 (Call 02/01/30)	79	69,935
3.88%, 06/18/26 (Call 04/18/26)	15	14,510
4.30%, 06/18/29 (Call 03/18/29)	100	94,462
4.40%, 06/01/27 (Call 05/01/27)	10	9,702
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	55	49,042
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(b)	5	4,672
3.38%, 04/01/31 (Call 04/01/26)(b)	105	84,153
4.38%, 10/15/29 (Call 10/15/24)	60	53,411

Security	Par (000)	Value

Semiconductors (continued)
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	$200	$160,668
3.25%, 05/20/50 (Call 11/20/49)	5	4,067
4.30%, 05/20/47 (Call 11/20/46)	200	187,682
4.50%, 05/20/52 (Call 11/20/51)	50	48,422
Renesas Electronics Corp.
1.54%, 11/26/24 (Call 10/26/24)(b)	15	13,911
2.17%, 11/25/26 (Call 10/25/26)(b)	30	26,608
SK Hynix Inc., 1.50%, 01/19/26(d)	200	177,540
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	202	179,950
3.00%, 06/01/31 (Call 03/01/31)	42	34,220
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	25	21,397
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	10	9,074
1.38%, 03/12/25 (Call 02/12/25)	122	115,022
1.75%, 05/04/30 (Call 02/04/30)	98	83,415
1.90%, 09/15/31 (Call 06/15/31)	60	50,544
2.25%, 09/04/29 (Call 06/04/29)	65	57,936
2.63%, 05/15/24 (Call 03/15/24)	41	40,316
2.70%, 09/15/51 (Call 03/15/51)	90	67,276
2.90%, 11/03/27 (Call 08/03/27)	52	49,574
3.88%, 03/15/39 (Call 09/15/38)	77	72,001
4.15%, 05/15/48 (Call 11/15/47)	79	75,472
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	245	207,395
3.13%, 10/25/41 (Call 04/25/41)	220	179,681
3.25%, 10/25/51 (Call 04/25/51)	25	19,931
TSMC Global Ltd.
1.00%, 09/28/27 (Call 07/28/27)(d)	200	168,974
1.38%, 09/28/30 (Call 06/28/30)(d)	200	156,790
1.75%, 04/23/28(d)	200	172,698
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	51	44,552
2.95%, 06/01/24 (Call 04/01/24)	151	149,478

		8,784,906

Software — 1.1%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 10/03/22)(b)	25	24,885
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	75	71,892
2.15%, 02/01/27 (Call 12/01/26)	100	93,619
2.30%, 02/01/30 (Call 11/01/29)	71	62,857
3.25%, 02/01/25 (Call 11/01/24)	117	115,824
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	50	41,298
2.85%, 01/15/30 (Call 10/15/29)	80	70,960
3.50%, 06/15/27 (Call 03/15/27)	127	122,198
4.38%, 06/15/25 (Call 03/15/25)	27	27,170
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	65	56,998
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	25	21,037
2.90%, 12/01/29 (Call 09/01/29)	80	70,421
3.40%, 06/27/26 (Call 03/27/26)	35	33,835
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)(c)	45	41,836
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(b)	50	47,911
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	30	29,410
3.30%, 03/01/30 (Call 12/01/29)	53	52,040

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.50%, 12/01/27 (Call 09/01/27)	$56	$55,850
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)(c)	65	55,778
4.88%, 07/01/29 (Call 06/30/24)(b)	65	53,801
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(b)(c)	20	18,152
6.50%, 10/15/28 (Call 10/15/26)(b)	40	35,653
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)(c)	45	38,091
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	70	57,273
2.95%, 02/15/51 (Call 08/15/50)	75	54,670
4.80%, 03/01/26 (Call 12/01/25)	37	37,633
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	75	66,586
5.25%, 05/15/26 (Call 02/15/26)(b)	30	29,008
Fidelity National Information Services Inc.
0.60%, 03/01/24	300	284,403
1.65%, 03/01/28 (Call 01/01/28)	25	21,372
2.25%, 03/01/31 (Call 12/01/30)	160	130,014
3.10%, 03/01/41 (Call 09/01/40)	46	33,443
4.50%, 08/15/46 (Call 02/15/46)	50	43,320
5.63%, 07/15/52 (Call 01/15/52)	25	24,836
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(c)	120	107,911
2.65%, 06/01/30 (Call 03/01/30)	54	46,168
2.75%, 07/01/24 (Call 06/01/24)	95	92,654
3.20%, 07/01/26 (Call 05/01/26)	184	175,118
3.50%, 07/01/29 (Call 04/01/29)	200	182,792
3.80%, 10/01/23 (Call 09/01/23)	177	176,665
3.85%, 06/01/25 (Call 03/01/25)	72	70,864
4.20%, 10/01/28 (Call 07/01/28)	15	14,547
4.40%, 07/01/49 (Call 01/01/49)	127	109,764
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	37	34,048
1.35%, 07/15/27 (Call 05/15/27)	127	111,597
1.65%, 07/15/30 (Call 04/15/30)	92	75,792
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	510	487,305
2.53%, 06/01/50 (Call 12/01/49)	395	287,726
2.68%, 06/01/60 (Call 12/01/59)	320	227,638
2.70%, 02/12/25 (Call 11/12/24)	45	44,245
2.88%, 02/06/24 (Call 12/06/23)	30	29,700
2.92%, 03/17/52 (Call 09/17/51)	585	461,436
3.04%, 03/17/62 (Call 09/17/61)	180	137,785
3.13%, 11/03/25 (Call 08/03/25)	340	334,499
3.30%, 02/06/27 (Call 11/06/26)	600	590,106
3.45%, 08/08/36 (Call 02/08/36)	205	193,053
3.50%, 02/12/35 (Call 08/12/34)	116	111,028
3.50%, 11/15/42	35	31,328
3.63%, 12/15/23 (Call 09/15/23)	100	100,216
3.70%, 08/08/46 (Call 02/08/46)	220	202,572
3.95%, 08/08/56 (Call 02/08/56)(c)	100	93,330
4.20%, 11/03/35 (Call 05/03/35)	30	30,513
4.50%, 02/06/57 (Call 08/06/56)	5	5,170
4.75%, 11/03/55 (Call 05/03/55)(c)	0	265
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	70	59,653
3.88%, 12/01/29 (Call 12/01/24)(b)	70	57,333

Security	Par (000)	Value

Software (continued)
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	$70	$56,375
4.13%, 12/01/31 (Call 12/01/26)(b)	52	41,224
PTC Inc.
3.63%, 02/15/25 (Call 10/03/22)(b)	42	39,478
4.00%, 02/15/28 (Call 02/15/23)(b)	45	41,177
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)(c)	40	28,902
5.38%, 12/01/28 (Call 12/01/23)(b)	40	22,754
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	110	99,539
1.40%, 09/15/27 (Call 07/15/27)	55	47,107
1.75%, 02/15/31 (Call 11/15/30)	121	94,977
2.00%, 06/30/30 (Call 03/30/30)(c)	60	48,871
2.35%, 09/15/24 (Call 08/15/24)	67	64,621
2.95%, 09/15/29 (Call 06/15/29)	55	48,475
3.80%, 12/15/26 (Call 09/15/26)	104	101,784
3.85%, 12/15/25 (Call 09/15/25)	62	60,865
4.20%, 09/15/28 (Call 06/15/28)	15	14,640
salesforce.com Inc.
0.63%, 07/15/24 (Call 10/03/22)	30	28,400
1.50%, 07/15/28 (Call 05/15/28)	145	127,161
1.95%, 07/15/31 (Call 04/15/31)(c)	205	172,985
2.70%, 07/15/41 (Call 01/15/41)	17	12,963
2.90%, 07/15/51 (Call 01/15/51)	195	144,214
3.05%, 07/15/61 (Call 01/15/61)	95	68,125
3.70%, 04/11/28 (Call 01/11/28)	75	74,180
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	115	90,307
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	35	29,226
3.88%, 03/15/31 (Call 03/15/26)(c)	40	32,326
VMware Inc.
1.00%, 08/15/24 (Call 10/03/22)	35	32,824
1.40%, 08/15/26 (Call 07/15/26)	25	22,059
2.20%, 08/15/31 (Call 05/15/31)	175	136,607
3.90%, 08/21/27 (Call 05/21/27)	107	102,160
4.50%, 05/15/25 (Call 04/15/25)	108	107,890
4.65%, 05/15/27 (Call 03/15/27)	102	101,164
4.70%, 05/15/30 (Call 02/15/30)	92	87,304
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	55	48,007

		8,935,586

Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 2.95%, 03/29/26(d)	200	160,886

Telecommunications — 1.9%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	77	42,055
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	100	72,993
Bell Telephone Co. of Canada or Bell Canada (The)
4.30%, 07/29/49 (Call 01/29/49)	67	59,296
4.46%, 04/01/48 (Call 10/01/47)	59	54,049
Series US-3, 0.75%, 03/17/24	125	118,794
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	90	70,705
Bharti Airtel Ltd., 4.38%, 06/10/25(d)	200	197,264
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	30	26,003
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	207	198,728
2.95%, 02/28/26	72	70,470
3.50%, 06/15/25	32	31,943
3.63%, 03/04/24	96	96,071

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.50%, 01/15/40	$195	$212,628
5.90%, 02/15/39	149	169,184
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	85	72,243
6.00%, 03/01/26 (Call 10/03/22)(b)	120	113,484
7.13%, 07/01/28 (Call 07/01/23)(b)(c)	55	45,225
8.25%, 03/01/27 (Call 10/03/22)(b)(c)	70	59,996
CommScope Technologies LLC
5.00%, 03/15/27 (Call 09/12/22)(b)(c)	55	43,438
6.00%, 06/15/25 (Call 09/12/22)(b)	99	89,920
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	30	23,209
6.50%, 10/01/28 (Call 10/01/23)(b)	55	44,815
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	62	48,235
4.38%, 11/15/57 (Call 05/15/57)	27	22,189
4.70%, 03/15/37	14	13,193
4.75%, 03/15/42	30	27,843
5.35%, 11/15/48 (Call 05/15/48)	31	30,544
5.45%, 11/15/79 (Call 05/19/79)	89	81,718
5.75%, 08/15/40	6	6,211
5.85%, 11/15/68 (Call 05/15/68)	52	49,982
Embarq Corp., 8.00%, 06/01/36	110	85,120
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(d)	200	197,020
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	200	182,064
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	47	42,073
2.00%, 12/10/30 (Call 09/10/30)	22	17,134
3.75%, 08/15/29 (Call 05/15/29)	35	31,805
5.95%, 03/15/41	45	43,188
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(b)	50	40,165
3.75%, 07/15/29 (Call 01/15/24)(b)	65	52,309
3.88%, 11/15/29 (Call 08/15/29)(b)	60	51,149
4.25%, 07/01/28 (Call 07/01/23)(b)	90	74,872
4.63%, 09/15/27 (Call 10/03/22)(b)	75	66,209
5.25%, 03/15/26 (Call 09/28/22)(c)	70	71,194
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	105	91,299
4.50%, 01/15/29 (Call 01/15/24)(b)	70	52,250
5.13%, 12/15/26 (Call 12/15/22)(b)(c)	105	90,777
5.38%, 06/15/29 (Call 06/15/24)(b)	75	58,526
5.63%, 04/01/25 (Call 01/01/25)	40	38,848
Series G, 6.88%, 01/15/28(c)	30	27,242
Series P, 7.60%, 09/15/39	40	31,496
Series U, 7.65%, 03/15/42(c)	40	31,164
Series W, 6.75%, 12/01/23	50	50,587
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	85	86,737
Maxar Technologies Inc., 7.54%, 12/31/27 (Call 06/25/24)(b)	15	14,131
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	82	65,229
4.00%, 09/01/24	12	11,907
4.60%, 02/23/28 (Call 11/23/27)	89	87,564
4.60%, 05/23/29 (Call 02/23/29)	62	59,739
5.50%, 09/01/44	54	50,591
Nokia OYJ
4.38%, 06/12/27(c)	35	33,200
6.63%, 05/15/39	40	40,424

Security	Par (000)	Value

Telecommunications (continued)
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	$15	$13,465
2.07%, 04/03/31 (Call 01/03/31)(b)	360	302,299
Ooredoo International Finance Ltd., 2.63%, 04/08/31(d)	200	178,956
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(b)	40	40,064
Qwest Corp., 7.25%, 09/15/25	30	31,256
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	69	64,822
3.63%, 12/15/25 (Call 09/15/25)	122	118,007
3.70%, 11/15/49 (Call 05/15/49)(c)	135	102,646
3.80%, 03/15/32 (Call 12/15/31)(b)	215	195,730
4.10%, 10/01/23 (Call 07/01/23)	150	150,064
4.30%, 02/15/48 (Call 08/15/47)	79	65,616
4.35%, 05/01/49 (Call 11/01/48)	56	46,939
4.50%, 03/15/42 (Call 09/15/41)(b)	45	39,664
4.50%, 03/15/43 (Call 09/15/42)	60	51,718
5.00%, 03/15/44 (Call 09/15/43)	103	94,196
5.45%, 10/01/43 (Call 04/01/43)	80	78,053
7.50%, 08/15/38	57	68,255
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	88	73,101
SingTel Group Treasury Pte. Ltd.
1.88%, 06/10/30 (Call 03/10/30)(d)	200	169,864
2.38%, 08/28/29 (Call 05/28/29)(d)	200	178,522
Telecom Italia Capital SA
6.00%, 09/30/34	75	60,668
6.38%, 11/15/33	75	62,861
7.20%, 07/18/36	75	64,003
7.72%, 06/04/38	75	64,739
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	140	134,778
Telefonica Emisiones SA
4.67%, 03/06/38	35	30,265
4.90%, 03/06/48	80	66,502
5.21%, 03/08/47	205	176,880
5.52%, 03/01/49 (Call 09/01/48)	10	8,972
7.05%, 06/20/36	324	353,539
Telefonica Europe BV, 8.25%, 09/15/30	71	82,988
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	42	39,459
3.40%, 05/13/32 (Call 02/13/32)	55	48,897
3.70%, 09/15/27 (Call 06/15/27)	275	267,803
4.30%, 06/15/49 (Call 12/15/48)	49	43,603
4.60%, 11/16/48 (Call 05/16/48)	60	55,884
U.S. Cellular Corp., 6.70%, 12/15/33	45	43,691
Verizon Communications Inc.
0.75%, 03/22/24	123	117,396
0.85%, 11/20/25 (Call 10/20/25)	66	59,517
1.45%, 03/20/26 (Call 02/20/26)	5	4,560
1.50%, 09/18/30 (Call 06/18/30)	37	29,438
1.68%, 10/30/30 (Call 07/30/30)	200	159,018
1.75%, 01/20/31 (Call 10/20/30)	113	89,885
2.10%, 03/22/28 (Call 01/22/28)	204	180,442
2.36%, 03/15/32 (Call 12/15/31)	406	332,952
2.55%, 03/21/31 (Call 12/21/30)	197	166,615
2.63%, 08/15/26	140	132,007
2.65%, 11/20/40 (Call 05/20/40)	168	121,405
2.85%, 09/03/41 (Call 03/03/41)	155	114,922
2.88%, 11/20/50 (Call 05/20/50)	268	184,298
2.99%, 10/30/56 (Call 04/30/56)	290	195,306
3.00%, 03/22/27 (Call 01/22/27)	222	210,341
3.00%, 11/20/60 (Call 05/20/60)	152	101,326

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.15%, 03/22/30 (Call 12/22/29)	$184	$165,158
3.38%, 02/15/25	40	39,476
3.40%, 03/22/41 (Call 09/22/40)(c)	302	243,252
3.50%, 11/01/24 (Call 08/01/24)	80	79,255
3.55%, 03/22/51 (Call 09/22/50)	339	266,403
3.70%, 03/22/61 (Call 09/22/60)	235	181,357
3.85%, 11/01/42 (Call 05/01/42)	117	98,117
3.88%, 02/08/29 (Call 11/08/28)	169	162,399
3.88%, 03/01/52 (Call 09/01/51)(c)	75	62,283
4.00%, 03/22/50 (Call 09/22/49)	69	58,745
4.02%, 12/03/29 (Call 09/03/29)	333	319,454
4.13%, 03/16/27	279	277,281
4.13%, 08/15/46	110	97,001
4.27%, 01/15/36	100	92,382
4.33%, 09/21/28	166	163,754
4.40%, 11/01/34 (Call 05/01/34)(c)	97	91,728
4.50%, 08/10/33	186	179,462
4.52%, 09/15/48	20	18,610
4.67%, 03/15/55	10	9,398
4.75%, 11/01/41	97	92,093
4.81%, 03/15/39	74	72,101
4.86%, 08/21/46	199	194,413
5.01%, 04/15/49	50	49,645
5.25%, 03/16/37	104	105,921
5.50%, 03/16/47	72	76,383
5.85%, 09/15/35	72	76,193
6.40%, 09/15/33	7	7,740
6.55%, 09/15/43	27	32,345
7.75%, 12/01/30	15	17,813
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(a)	30	25,909
3.75%, 01/16/24	71	71,028
4.13%, 05/30/25	87	86,691
4.13%, 06/04/81 (Call 03/04/31)(a)	70	55,100
4.25%, 09/17/50	84	68,322
4.38%, 05/30/28	237	234,203
4.38%, 02/19/43	24	20,543
4.88%, 06/19/49	131	116,565
5.00%, 05/30/38	139	131,759
5.13%, 06/19/59	78	70,741
5.13%, 06/04/81 (Call 12/04/50)(a)	70	51,260
5.25%, 05/30/48	169	157,942
6.15%, 02/27/37	20	20,972
6.25%, 11/30/32	187	200,255
7.00%, 04/04/79 (Call 01/04/29)(a)(c)	145	149,939

		14,728,029

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	15	14,602
3.50%, 09/15/27 (Call 06/15/27)	15	14,134
3.55%, 11/19/26 (Call 09/19/26)	55	52,378
3.90%, 11/19/29 (Call 08/19/29)	90	82,812
5.10%, 05/15/44 (Call 11/15/43)	53	47,371
6.35%, 03/15/40	46	47,250

		258,547

Transportation — 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	22	21,730
4.50%, 06/20/29 (Call 03/20/29)(b)	65	62,537

Security	Par (000)	Value

Transportation (continued)
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	$97	$93,671
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	100	98,183
MTR Corp. Ltd., 1.63%, 08/19/30(d)	200	166,110
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	70	67,663
2.85%, 03/01/27 (Call 02/01/27)	80	73,871
2.90%, 12/01/26 (Call 10/01/26)	99	91,802
3.35%, 09/01/25 (Call 08/01/25)	96	92,516
3.65%, 03/18/24 (Call 02/18/24)	80	79,282
3.88%, 12/01/23 (Call 11/01/23)	55	54,774
4.63%, 06/01/25 (Call 05/01/25)	82	81,905

		984,044

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)	45	42,427
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	120	92,450
3.10%, 06/01/51 (Call 12/01/50)(c)	45	29,448
3.25%, 03/30/25 (Call 12/30/24)	15	14,483
3.25%, 09/15/26 (Call 06/15/26)	30	28,341
3.50%, 03/15/28 (Call 12/15/27)	15	13,832
3.85%, 03/30/27 (Call 12/30/26)	5	4,744
4.00%, 06/30/30 (Call 03/30/30)	50	45,817
4.35%, 02/15/24 (Call 01/15/24)	105	104,918
4.55%, 11/07/28 (Call 08/07/28)	61	58,927
4.70%, 04/01/29 (Call 01/01/29)	25	24,229
5.20%, 03/15/44 (Call 09/15/43)	25	22,947
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.70%, 06/15/26 (Call 05/15/26)(b)	177	156,700
2.70%, 11/01/24 (Call 10/01/24)(b)	212	202,967
3.35%, 11/01/29 (Call 08/01/29)(b)	12	10,762
3.40%, 11/15/26 (Call 08/15/26)(b)	5	4,676
3.45%, 07/01/24 (Call 06/01/24)(b)	35	34,156
3.95%, 03/10/25 (Call 01/10/25)(b)	37	36,171
4.00%, 07/15/25 (Call 06/15/25)(b)(c)	22	21,505
4.45%, 01/29/26 (Call 11/29/25)(b)	32	31,354

		980,854

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	55	49,233
2.95%, 09/01/27 (Call 06/01/27)	5	4,704
3.40%, 03/01/25 (Call 12/01/24)	30	29,552
3.45%, 06/01/29 (Call 03/01/29)	67	62,449
3.45%, 05/01/50 (Call 11/01/49)	59	46,447
3.75%, 09/01/28 (Call 06/01/28)	45	43,597
3.75%, 09/01/47 (Call 03/01/47)	61	51,419
3.85%, 03/01/24 (Call 12/01/23)	60	59,944
4.00%, 12/01/46 (Call 06/01/46)	45	38,386
4.15%, 06/01/49 (Call 12/01/48)	57	50,695
4.20%, 09/01/48 (Call 03/01/48)	60	53,717
4.30%, 12/01/42 (Call 06/01/42)	77	70,075
4.30%, 09/01/45 (Call 03/01/45)	15	13,387
4.45%, 06/01/32 (Call 03/01/32)	5	4,962

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
6.59%, 10/15/37	$80	$91,341

		669,908

Total Corporate Bonds & Notes — 31.8% (Cost: $284,251,302)		249,839,222

Foreign Government Obligations(g)

Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(h)	405	84,637
1.00%, 07/09/29	190	40,770
1.50%, 07/09/35(h)	470	100,754
3.50%, 07/09/41(h)	150	34,910
3.88%, 01/09/38(h)	320	81,139
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 10/03/22)(h)	550	132,000
1.00%, 07/09/29 (Call 10/03/22)	90	20,950
1.50%, 07/09/35 (Call 10/03/22)(h)	650	146,711
1.50%, 07/09/46 (Call 10/03/22)(h)	115	26,280
3.50%, 07/09/41 (Call 10/03/22)(h)	390	102,473
3.88%, 01/09/38 (Call 10/03/22)(h)	430	120,920

		891,544

Bermuda — 0.0%
Bermuda Government International Bond, 2.38%, 08/20/30(d)	105	88,658

Brazil — 0.2%
Brazilian Government International Bond
3.75%, 09/12/31(c)	200	170,352
3.88%, 06/12/30(c)	200	174,704
5.63%, 01/07/41(c)	300	256,578
7.13%, 01/20/37(c)	100	104,501
8.25%, 01/20/34	110	124,953
8.75%, 02/04/25	100	111,261
10.13%, 05/15/27	200	241,700

		1,184,049

Canada — 0.7%
Canada Government International Bond
0.75%, 05/19/26	130	117,437
1.63%, 01/22/25	570	544,886
CDP Financial Inc.
0.88%, 06/10/25(b)	35	32,364
1.00%, 05/26/26(b)	50	45,218
CPPIB Capital Inc.
0.88%, 09/09/26(b)	20	17,854
1.25%, 03/04/25(b)	40	37,670
Export Development Canada, 2.63%, 02/21/24	425	419,139
Ontario Teachers’ Finance Trust, 1.38%, 04/15/25(b)	20	18,799
Province of Alberta Canada
1.00%, 05/20/25	130	120,978
1.30%, 07/22/30	225	188,199
1.88%, 11/13/24	32	30,813
2.05%, 08/17/26(b)(c)	100	93,867
3.30%, 03/15/28	125	121,995
3.35%, 11/01/23	15	14,955
Province of British Columbia Canada
0.90%, 07/20/26	145	130,542
1.30%, 01/29/31(c)	120	99,934
2.25%, 06/02/26(c)	30	28,435
6.50%, 01/15/26(c)	125	134,821

Security	Par (000)	Value

Canada (continued)
7.25%, 09/01/36	$20	$27,525
Series 10, 1.75%, 09/27/24	15	14,445
Province of Manitoba Canada
2.13%, 06/22/26(c)	195	183,245
3.05%, 05/14/24	57	56,409
Province of New Brunswick Canada, 3.63%, 02/24/28	195	193,863
Province of Ontario Canada
0.63%, 01/21/26	106	95,400
1.05%, 04/14/26	10	9,083
1.05%, 05/21/27	190	168,072
1.13%, 10/07/30	75	61,464
1.60%, 02/25/31	70	59,410
1.80%, 10/14/31	200	170,032
2.00%, 10/02/29	15	13,406
2.30%, 06/15/26	60	56,836
2.50%, 04/27/26	305	291,592
3.05%, 01/29/24	110	109,066
3.20%, 05/16/24	297	294,648
3.40%, 10/17/23(c)	211	210,487
Province of Quebec Canada
0.60%, 07/23/25	55	50,370
2.50%, 04/20/26(c)	165	157,912
2.75%, 04/12/27	208	199,846
Series NN, 7.13%, 02/09/24	163	170,493
Series PD, 7.50%, 09/15/29	110	134,876
Series QO, 2.88%, 10/16/24	185	182,164
Series QW, 2.50%, 04/09/24	10	9,823
Series QX, 1.50%, 02/11/25	212	201,574
PSP Capital Inc., 0.50%, 09/15/24(b)	60	56,290

		5,376,237

Chile — 0.2%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	200	146,272
3.24%, 02/06/28 (Call 11/06/27)	200	186,248
3.50%, 01/31/34 (Call 10/31/33)	200	173,972
3.50%, 01/25/50 (Call 07/25/49)	200	146,706
3.50%, 04/15/53 (Call 10/15/52)	200	142,752
3.63%, 10/30/42(c)	200	154,654
3.86%, 06/21/47(c)	200	159,852

		1,110,456

Colombia — 0.1%
Colombia Government International Bond
3.25%, 04/22/32 (Call 01/22/32)	200	147,526
3.88%, 04/25/27 (Call 01/25/27)	200	179,260
4.13%, 02/22/42 (Call 08/22/41)	200	125,632
6.13%, 01/18/41	200	159,926
7.38%, 09/18/37	300	284,541

		896,885

Costa Rica — 0.0%
Costa Rica Government International Bond, 6.13%, 02/19/31(d)	200	187,794

Croatia — 0.0%
Croatia Government International Bond, 6.00%, 01/26/24(d)	200	205,226

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	95	104,343
Finnvera OYJ, 1.63%, 10/23/24(b)	20	19,185

		123,528

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

France — 0.0%
Caisse d’Amortissement de la Dette Sociale, 0.38%, 09/23/25(b)	$300	$271,464

Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	215	212,528
State of North Rhine-Westphalia Germany, 1.00%, 04/21/26(d)	100	90,922

		303,450

Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)	200	183,892
2.63%, 02/04/51 (Call 08/04/50)(b)	200	139,548
Hong Kong Government International Bond, 1.38%, 02/02/31(b)	200	169,186

		492,626

Hungary — 0.1%
Hungary Government International Bond
2.13%, 09/22/31(d)	200	146,438
5.25%, 06/16/29(d)	200	193,174
5.38%, 03/25/24	100	100,380
7.63%, 03/29/41	100	114,473

		554,465

Israel — 0.1%
Israel Government International Bond, 4.50%, 01/30/43	200	202,564
State of Israel
2.50%, 01/15/30	200	185,978
3.38%, 01/15/50	400	330,936
3.80%, 05/13/60(d)	200	170,102

		889,580

Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	50	46,872
2.38%, 10/17/24	295	280,595
2.88%, 10/17/29	250	214,562
3.88%, 05/06/51	100	73,142
4.00%, 10/17/49	30	23,174
5.38%, 06/15/33	262	263,237

		901,582

Japan — 0.2%
Development Bank of Japan Inc., 1.75%, 08/28/24(b)	15	14,427
Japan Bank for International Cooperation
0.63%, 07/15/25	330	301,250
1.25%, 01/21/31	100	82,443
1.88%, 04/15/31	395	341,059
2.13%, 02/16/29	100	90,508
2.25%, 11/04/26	15	14,056
2.50%, 05/23/24	6	5,872
2.50%, 05/28/25	20	19,301
2.75%, 01/21/26	200	192,424
2.75%, 11/16/27	15	14,238
2.88%, 06/01/27	50	47,939
2.88%, 07/21/27	200	191,504
3.25%, 07/20/28	10	9,670
Japan International Cooperation Agency
1.00%, 07/22/30	15	12,164
2.13%, 10/20/26	46	42,924

		1,379,779

Security	Par (000)	Value

Kazakhstan — 0.0%
Kazakhstan Government International Bond, 5.13%, 07/21/25(d)	$200	$210,174

Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd, 2.07%, 04/28/31(d)	250	221,563

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(d) .	200	184,668

Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(d)	200	180,180

Netherlands — 0.0%
Nederlandse Waterschapsbank NV, 1.00%, 05/28/30(b)	45	37,453

Norway — 0.1%
Kommunalbanken AS
0.88%, 03/12/25(b)	300	280,326
1.13%, 06/14/30(b)	200	167,582
2.75%, 02/05/24(b)	40	39,510

		487,418

Panama — 0.2%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	200	155,436
3.16%, 01/23/30 (Call 10/23/29)	200	175,958
4.50%, 05/15/47	400	320,784
4.50%, 04/16/50 (Call 10/16/49)	200	158,302
6.70%, 01/26/36	160	172,394
8.88%, 09/30/27	25	29,661
9.38%, 04/01/29	100	122,251

		1,134,786

Paraguay — 0.0%
Paraguay Government International Bond, 5.60%, 03/13/48(c)(d)	200	170,824

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	200	152,240
2.39%, 01/23/26 (Call 12/23/25)	100	93,577
2.78%, 01/23/31 (Call 10/23/30)	100	85,359
2.78%, 12/01/60 (Call 06/01/60)	100	62,541
3.00%, 01/15/34 (Call 10/15/33)	200	163,084
3.30%, 03/11/41 (Call 09/11/40)	60	45,649
3.55%, 03/10/51 (Call 09/10/50)	75	56,054
3.60%, 01/15/72 (Call 07/15/71)	25	17,120
5.63%, 11/18/50	50	52,101
6.55%, 03/14/37	100	109,557
8.75%, 11/21/33	100	128,827

		966,109

Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	90	88,637
4.00%, 01/22/24	160	159,867

		248,504

Qatar — 0.2%
Qatar Government International Bond
3.40%, 04/16/25(d)	200	198,842
3.75%, 04/16/30(d)	200	200,586
4.00%, 03/14/29(d)	200	203,660
4.40%, 04/16/50(d)	200	196,016
4.50%, 04/23/28(d)	200	208,136

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Qatar (continued)
4.82%, 03/14/49(d)	$200	$206,354
5.10%, 04/23/48(d)	400	428,980
5.75%, 01/20/42(b)	200	229,376

		1,871,950

Romania — 0.1%
Romanian Government International Bond
3.00%, 02/14/31(d)	176	139,770
3.63%, 03/27/32(d)	50	40,348
4.00%, 02/14/51(d)	60	41,248
4.88%, 01/22/24(d)	76	76,271
5.13%, 06/15/48(d)	100	82,363
6.13%, 01/22/44(c)(d)	50	47,280

		427,280

South Africa — 0.1%
Republic of South Africa Government International Bond
4.88%, 04/14/26	200	193,178
5.65%, 09/27/47	200	142,992
5.88%, 09/16/25	200	202,670
5.88%, 06/22/30(c)	200	187,242
6.25%, 03/08/41	125	102,331

		828,413

South Korea — 0.1%
Korea Development Bank (The), 1.25%, 06/03/25(d)	200	185,510
Korea International Bond
1.75%, 10/15/31	200	172,152
2.75%, 01/19/27	200	192,368
Korea National Oil Corp, 2.13%, 04/18/27(d)	200	180,584
Korea National Oil Corp., 2.50%, 10/24/26(d)	200	185,598

		916,212

Supranational — 2.4%
African Development Bank
0.88%, 03/23/26	295	268,120
0.88%, 07/22/26	310	279,539
Asian Development Bank
0.25%, 10/06/23	160	154,320
0.38%, 06/11/24	137	129,577
0.38%, 09/03/25	180	163,609
0.50%, 02/04/26	270	243,440
0.63%, 10/08/24	340	320,110
0.63%, 04/29/25	301	278,624
0.75%, 10/08/30	160	130,122
1.00%, 04/14/26	219	200,074
1.25%, 06/09/28	25	22,034
1.50%, 10/18/24	376	360,415
1.50%, 01/20/27	25	22,995
1.50%, 03/04/31(c)	20	17,261
1.75%, 08/14/26	10	9,340
1.75%, 09/19/29	285	255,209
1.88%, 01/24/30	40	35,961
2.00%, 01/22/25	110	106,055
2.00%, 04/24/26	99	93,749
2.13%, 03/19/25(c)	74	71,405
2.38%, 08/10/27	115	109,234
2.50%, 11/02/27	35	33,357
2.63%, 01/30/24	195	192,529
2.63%, 01/12/27	10	9,658
2.75%, 01/19/28	25	24,066
2.88%, 05/06/25	5	4,907
3.13%, 09/26/28	10	9,781

Security	Par (000)	Value

Supranational (continued)
5.82%, 06/16/28	$100	$111,532
6.22%, 08/15/27	180	199,460
6.38%, 10/01/28	35	40,152
Council of Europe Development Bank
0.25%, 10/20/23	340	327,355
0.38%, 06/10/24	85	80,391
0.88%, 09/22/26	185	166,167
1.38%, 02/27/25	95	90,006
European Bank for Reconstruction & Development
0.50%, 05/19/25	169	155,558
0.50%, 11/25/25	60	54,356
0.50%, 01/28/26	285	256,779
1.50%, 02/13/25	195	185,494
1.63%, 09/27/24	125	120,247
European Investment Bank
0.38%, 12/15/25	150	135,211
0.38%, 03/26/26	240	214,721
0.63%, 07/25/25	100	91,940
0.63%, 10/21/27	30	26,066
0.75%, 10/26/26	270	241,588
0.75%, 09/23/30	419	342,897
0.88%, 05/17/30	74	61,572
1.25%, 02/14/31(c)	60	51,088
1.38%, 03/15/27	10	9,134
1.63%, 03/14/25	252	240,227
1.63%, 10/09/29	40	35,628
1.63%, 05/13/31	5	4,384
1.88%, 02/10/25	591	567,721
2.13%, 04/13/26	115	109,610
2.25%, 06/24/24	180	175,973
2.38%, 05/24/27	230	219,489
2.50%, 10/15/24(c)	169	165,519
2.63%, 03/15/24	105	103,563
3.13%, 12/14/23	551	548,107
3.25%, 01/29/24	373	371,508
4.88%, 02/15/36	152	173,824
European Stability Mechanism
0.38%, 09/10/25(b)	215	195,069
1.38%, 09/11/24(b)	30	28,714
Inter-American Development Bank
0.25%, 11/15/23	75	72,100
0.50%, 09/23/24	95	89,295
0.63%, 07/15/25	75	68,934
0.63%, 09/16/27	70	60,798
0.88%, 04/03/25	100	93,311
0.88%, 04/20/26(c)	370	336,315
1.13%, 07/20/28	355	310,305
1.13%, 01/13/31	100	83,810
1.75%, 03/14/25	95	90,768
2.00%, 06/02/26	50	47,270
2.00%, 07/23/26	225	212,447
2.13%, 01/15/25	196	189,550
2.25%, 06/18/29	106	98,353
2.38%, 07/07/27	10	9,509
2.63%, 01/16/24	127	125,393
3.00%, 10/04/23	226	224,608
3.00%, 02/21/24	202	200,384
3.13%, 09/18/28(c)	331	324,069
3.20%, 08/07/42	5	4,544
3.88%, 10/28/41	125	125,041

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
4.38%, 01/24/44	$79	$84,996
International Bank for Reconstruction & Development
0.25%, 11/24/23	384	368,832
0.38%, 07/28/25	170	155,042
0.50%, 10/28/25	100	90,861
0.63%, 04/22/25	507	469,822
0.65%, 02/10/26 (Call 11/10/22)	5	4,448
0.75%, 03/11/25	220	205,077
0.75%, 11/24/27	184	159,997
0.75%, 08/26/30	66	53,778
0.85%, 02/10/27 (Call 11/10/22)	25	21,604
0.88%, 07/15/26	45	40,676
0.88%, 05/14/30	104	86,337
1.13%, 09/13/28	385	335,658
1.25%, 02/10/31	151	127,843
1.38%, 04/20/28	280	249,808
1.50%, 08/28/24	470	451,731
1.63%, 01/15/25	185	176,903
1.63%, 11/03/31	95	82,069
1.75%, 10/23/29	250	224,842
1.88%, 10/27/26	323	302,137
2.50%, 03/19/24	537	528,558
2.50%, 11/25/24	197	192,668
2.50%, 07/29/25	352	341,306
2.50%, 11/22/27	50	47,672
3.13%, 11/20/25	40	39,422
4.75%, 02/15/35	170	188,419
International Finance Corp.
0.38%, 07/16/25	340	310,495
0.75%, 10/08/26	50	44,737
0.75%, 08/27/30	5	4,076
1.38%, 10/16/24	365	349,097
2.13%, 04/07/26	300	285,453
Nordic Investment Bank, 0.38%, 09/11/25	450	408,645

		18,646,354

Sweden — 0.1%
Svensk Exportkredit AB
0.25%, 09/29/23(c)	40	38,537
0.50%, 08/26/25	200	181,914
0.63%, 10/07/24	15	14,088
0.63%, 05/14/25	200	184,276
1.75%, 12/12/23	200	195,290

		614,105

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
1.63%, 06/02/28(d)	200	178,710
1.70%, 03/02/31(d)	400	341,484
1.88%, 09/15/31(d)	200	173,288
2.50%, 09/30/29(d)	200	185,746
3.00%, 09/15/51(d)	200	154,644
3.13%, 10/11/27(d)	200	197,084
3.88%, 04/16/50(d)	200	180,952
4.13%, 10/11/47(d)	200	188,816
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(d)	200	181,164
Finance Department Government of Sharjah, 3.63%, 03/10/33(d)	200	165,524
Sharjah Sukuk Ltd., 3.76%, 09/17/24(d)	200	196,168
UAE International Government Bond, 2.88%, 10/19/41(d)	200	163,278

		2,306,858

Security	Par (000)	Value

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45(c)	$215	$204,100
4.38%, 01/23/31 (Call 10/23/30)(c)	50	51,066
4.50%, 08/14/24(c)	20	20,254
4.98%, 04/20/55	58	58,325
5.10%, 06/18/50	124	126,306
7.63%, 03/21/36	100	128,666
7.88%, 01/15/33(c)	125	160,616

		749,333

Total Foreign Government Obligations — 5.7% (Cost: $50,733,391)		45,059,507

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 24.9%
Federal Home Loan Mortgage Corp.
1.50%, 09/15/37	1,881	1,690,631
2.00%, 10/01/50	218	188,518
3.00%, 05/01/29	613	600,399
3.00%, 10/01/35	273	264,773
3.00%, 07/01/37	472	457,656
3.50%, 07/01/52	348	334,411
4.00%, 01/01/48	41	41,017
4.00%, 06/01/52	349	341,300
4.00%, 08/01/52	2,263	2,212,786
Federal National Mortgage Association
2.50%, 10/01/51	981	878,683
3.00%, 09/01/34	486	472,064
3.00%, 05/01/52	224	207,507
3.50%, 06/01/52	588	561,079
4.50%, 09/01/52	950	944,198
Series 2018-M12, Class A2, 3.77%, 08/25/30(a)	50	49,318
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	340	283,934
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	209,452
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	490	407,653
Federal National Mortgage Association-Aces, Series 2017-M3, Class A2, 2.55%, 12/25/26(a)	154	145,922
Freddie Mac Multifamily Structured Pass Through Certificates
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	1,000	992,575
Series K043, Class A2, 3.06%, 12/25/24 (Call 01/25/25)	75	73,620
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	100	98,386
Series K058, Class A2, 2.65%, 08/25/26 (Call 09/25/26)	75	71,788
Series K064, Class A2, 3.22%, 03/25/27 (Call 05/25/27)	100	97,566
Series K070, Class A2, 3.30%, 11/25/27 (Call 12/25/27)(a)	200	195,593
Series K115, Class A2, 1.38%, 06/25/30 (Call 07/25/30)	50	41,792
Series K131, Class A2, 1.85%, 07/25/31 (Call 09/25/31)	1,000	854,111
Series K735, Class A2, 2.86%, 05/25/26 (Call 06/25/26)	699	675,169
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	180	160,611
Government National Mortgage Association
1.50%, 10/20/51	189	160,185
2.00%, 08/20/50	179	158,448
2.00%, 11/20/50	478	423,222
2.00%, 12/20/50	3,429	3,038,575
2.00%, 01/20/51	4,678	4,145,797
2.00%, 02/20/51	1,813	1,610,835
2.00%, 10/20/51	2,215	1,962,384
2.00%, 12/20/51	433	383,324
2.00%, 09/21/52(i)	764	674,633
2.50%, 10/20/50	586	538,473

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 01/20/51	$207	$190,551
2.50%, 02/20/51	214	195,782
2.50%, 05/20/51	2,172	1,988,203
2.50%, 07/20/51	1,551	1,419,102
2.50%, 08/20/51	135	123,386
2.50%, 11/20/51	3,812	3,483,983
2.50%, 12/20/51	958	875,148
2.50%, 02/20/52	1,967	1,795,933
2.50%, 08/20/52	400	364,503
2.50%, 09/21/52(i)	998	909,311
3.00%, 03/20/45	37	34,985
3.00%, 12/20/45	4	4,116
3.00%, 01/20/46	4	4,148
3.00%, 03/20/46	296	282,937
3.00%, 05/20/46	3	2,567
3.00%, 08/20/46	12	10,989
3.00%, 09/20/46	106	100,619
3.00%, 04/20/49	54	51,748
3.00%, 10/15/49	38	35,662
3.00%, 12/20/49	1,176	1,114,046
3.00%, 01/20/50	165	156,341
3.00%, 02/20/50	416	393,725
3.00%, 07/20/50	137	129,677
3.00%, 12/20/50	190	179,987
3.00%, 08/20/51	1,198	1,128,883
3.00%, 09/20/51	1,378	1,298,419
3.00%, 10/20/51	672	633,203
3.00%, 11/20/51	154	145,507
3.00%, 12/20/51	496	466,915
3.00%, 02/20/52	1,004	944,696
3.00%, 09/21/52(i)	1,547	1,451,944
3.50%, 10/20/42	833	818,760
3.50%, 05/20/47	485	472,915
3.50%, 09/20/47	936	912,505
3.50%, 02/20/48	170	165,449
3.50%, 09/20/49	262	253,882
3.50%, 10/20/49	175	169,844
3.50%, 12/20/49	73	71,161
3.50%, 01/20/50	388	376,585
3.50%, 09/21/52(i)	3,011	2,903,145
4.00%, 02/20/49	940	935,031
4.00%, 01/20/50	54	53,205
4.00%, 07/20/52	97	95,410
4.00%, 09/20/52	275	271,060
4.00%, 09/21/52(i)	2,528	2,491,067
4.50%, 09/20/48	106	107,476
4.50%, 01/20/49	209	211,354
4.50%, 09/21/52(i)	3,575	3,575,559
5.00%, 09/21/52(i)	650	658,582
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	185	166,353
1.50%, 10/01/36	71	63,976
1.50%, 02/01/37	1,373	1,233,781
1.50%, 03/01/37	1,659	1,491,050
1.50%, 04/01/37	141	126,630
1.50%, 11/01/50	475	389,765
1.50%, 03/01/51	670	549,289
1.50%, 04/01/51	497	407,984
1.50%, 05/01/51	956	784,750
1.50%, 07/01/51	1,709	1,403,106

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
1.50%, 11/01/51	$351	$287,858
1.50%, 09/15/52(i)	1,000	817,520
2.00%, 12/01/35	53	48,862
2.00%, 02/01/36	895	825,976
2.00%, 03/01/36	171	158,419
2.00%, 04/01/36	63	57,818
2.00%, 05/01/36	38	34,665
2.00%, 06/01/36	690	636,025
2.00%, 08/01/36	475	437,748
2.00%, 09/01/36	837	771,442
2.00%, 10/01/36	279	257,457
2.00%, 11/01/36	242	223,050
2.00%, 12/01/36	519	478,857
2.00%, 01/01/37	714	658,414
2.00%, 02/01/37	93	85,787
2.00%, 04/01/37	3,436	3,167,123
2.00%, 05/01/37	2,297	2,117,132
2.00%, 06/01/37	713	657,252
2.00%, 09/19/37(i)	1,493	1,376,820
2.00%, 07/01/50	281	242,853
2.00%, 08/01/50	890	769,721
2.00%, 09/01/50	371	320,608
2.00%, 10/01/50	617	533,747
2.00%, 11/01/50	1,843	1,593,774
2.00%, 12/01/50	63	54,322
2.00%, 01/01/51	770	665,427
2.00%, 02/01/51	426	368,713
2.00%, 03/01/51	2,343	2,020,720
2.00%, 04/01/51	1,762	1,519,335
2.00%, 05/01/51	1,164	1,004,346
2.00%, 06/01/51	897	774,112
2.00%, 07/01/51	665	574,909
2.00%, 08/01/51	2,139	1,844,523
2.00%, 09/01/51	1,937	1,669,222
2.00%, 10/01/51	4,884	4,215,916
2.00%, 11/01/51	3,482	3,001,458
2.00%, 12/01/51	5,338	4,599,140
2.00%, 01/01/52	4,359	3,757,024
2.00%, 02/01/52	2,020	1,738,912
2.00%, 03/01/52	1,025	882,462
2.00%, 09/14/52(i)	1,422	1,223,373
2.50%, 07/01/32	473	453,310
2.50%, 11/01/34	47	44,953
2.50%, 10/01/35	125	118,250
2.50%, 03/01/36	103	97,649
2.50%, 05/01/36	553	524,238
2.50%, 06/01/36	100	94,334
2.50%, 07/01/36	630	597,038
2.50%, 08/01/36	107	101,047
2.50%, 05/01/37	28	26,417
2.50%, 09/19/37(i)	3,888	3,677,805
2.50%, 10/01/50	111	100,642
2.50%, 11/01/50	1,451	1,304,827
2.50%, 12/01/50	324	290,793
2.50%, 01/01/51	320	286,756
2.50%, 03/01/51	575	515,818
2.50%, 04/01/51	149	133,067
2.50%, 07/01/51	429	384,115
2.50%, 08/01/51	1,672	1,499,656
2.50%, 09/01/51	1,779	1,593,717

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 10/01/51	$2,003	$1,792,575
2.50%, 11/01/51	2,650	2,370,956
2.50%, 12/01/51	3,720	3,333,296
2.50%, 01/01/52	3,269	2,927,084
2.50%, 02/01/52	502	449,089
2.50%, 03/01/52	7,630	6,819,273
2.50%, 04/01/52	2,158	1,928,741
2.50%, 09/14/52(i)	3,057	2,729,328
3.00%, 03/01/30	126	123,327
3.00%, 03/01/35	45	43,359
3.00%, 07/01/35	34	32,915
3.00%, 09/19/37(i)	2,470	2,392,330
3.00%, 11/01/46	103	96,660
3.00%, 12/01/46	92	86,893
3.00%, 04/01/48	666	630,323
3.00%, 11/01/48	136	127,426
3.00%, 02/01/49	956	899,084
3.00%, 12/01/49	1,329	1,240,072
3.00%, 04/01/50	20	19,135
3.00%, 07/01/50	35	32,201
3.00%, 08/01/50	193	181,054
3.00%, 10/01/50	275	255,811
3.00%, 01/01/51	89	82,411
3.00%, 04/01/51	86	79,422
3.00%, 07/01/51	2,362	2,193,292
3.00%, 08/01/51	462	429,219
3.00%, 11/01/51	75	69,963
3.00%, 01/01/52	1,374	1,274,049
3.00%, 03/01/52	1,926	1,783,960
3.00%, 04/01/52	4,809	4,456,937
3.00%, 05/01/52	977	905,334
3.00%, 09/14/52(i)	3,348	3,098,731
3.50%, 02/01/34	139	137,729
3.50%, 09/15/37	1,100	1,080,194
3.50%, 09/01/43	1,441	1,400,384
3.50%, 07/01/45	1,912	1,852,234
3.50%, 07/01/47	67	64,620
3.50%, 09/01/47	697	673,358
3.50%, 10/01/47	352	339,490
3.50%, 11/01/47	88	84,813
3.50%, 02/01/48	423	408,358
3.50%, 02/01/49	69	66,230
3.50%, 03/01/49	270	260,747
3.50%, 06/01/49	275	265,949
3.50%, 12/01/49	335	322,412
3.50%, 05/01/50	467	447,939
3.50%, 02/01/51	1,932	1,857,409
3.50%, 06/01/52	1,973	1,883,530
3.50%, 09/15/52(i)	2,616	2,492,353
4.00%, 09/15/37(i)	250	249,127
4.00%, 09/01/47	45	44,269
4.00%, 05/01/48	1,345	1,328,110
4.00%, 09/01/48	227	223,872
4.00%, 03/01/49	203	200,079
4.00%, 07/01/49	826	816,193
4.00%, 08/01/49	296	292,741
4.00%, 04/01/50	604	594,960
4.00%, 05/01/50	282	277,734
4.00%, 03/01/51	1,453	1,431,696
4.00%, 09/14/52(i)	2,050	2,000,832

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/01/49	$94	$95,057
4.50%, 10/01/50	175	174,691
4.50%, 06/01/52	777	772,630
4.50%, 09/14/52(i)	2,975	2,956,871
5.00%, 09/01/49	33	33,471
5.00%, 09/15/52(i)	1,250	1,261,426
5.50%, 09/15/52(i)	200	204,500

		195,522,610

U.S. Government Obligations — 35.7%
U.S. Treasury Bonds, 2.75%, 08/15/32	1,000	965,000
U.S. Treasury Note/Bond
0.13%, 07/31/23	5,930	5,751,405
0.13%, 08/15/23	1,000	968,516
0.13%, 09/15/23	6,260	6,047,013
0.13%, 10/15/23	1,830	1,763,019
0.13%, 12/15/23	3,250	3,114,160
0.13%, 01/15/24	1,500	1,432,852
0.25%, 11/15/23	700	673,695
0.25%, 03/15/24	1,710	1,627,372
0.25%, 05/15/24	2,600	2,461,672
0.25%, 06/15/24	3,875	3,659,150
0.25%, 05/31/25	1,250	1,144,238
0.25%, 06/30/25	1,150	1,050,723
0.25%, 07/31/25	1,200	1,092,844
0.25%, 08/31/25	300	272,438
0.25%, 09/30/25	2,780	2,519,158
0.25%, 10/31/25	1,300	1,174,469
0.38%, 04/15/24	1,850	1,759,523
0.38%, 07/15/24	1,300	1,227,789
0.38%, 08/15/24	2,400	2,260,594
0.38%, 09/15/24	10,540	9,899,366
0.38%, 04/30/25	2,590	2,385,633
0.38%, 11/30/25	800	723,813
0.38%, 12/31/25	1,560	1,408,022
0.38%, 01/31/26	3,770	3,393,884
0.38%, 09/30/27	2,300	1,982,492
0.50%, 11/30/23	1,000	963,906
0.50%, 02/28/26	800	721,813
0.50%, 05/31/27	1,000	875,000
0.50%, 08/31/27	1,380	1,200,492
0.50%, 10/31/27	230	199,112
0.63%, 10/15/24	4,040	3,806,437
0.63%, 07/31/26	2,000	1,794,531
0.63%, 11/30/27	700	608,563
0.63%, 12/31/27	1,745	1,513,242
0.63%, 05/15/30	115	94,803
0.63%, 08/15/30	2,050	1,681,961
0.75%, 12/31/23	2,000	1,929,141
0.75%, 11/15/24	5,150	4,852,668
0.75%, 03/31/26	300	272,602
0.75%, 04/30/26	1,400	1,270,062
0.75%, 08/31/26	600	540,047
0.75%, 01/31/28	2,700	2,353,219
0.88%, 01/31/24	1,950	1,879,389
0.88%, 06/30/26	6,300	5,719,711
0.88%, 09/30/26	6,900	6,232,641
0.88%, 11/15/30	1,190	994,766
1.00%, 12/15/24	1,770	1,673,756
1.00%, 07/31/28	2,100	1,835,695
1.13%, 01/15/25	4,840	4,580,984

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 10/31/26	$3,100	$2,824,633
1.13%, 02/28/27	700	634,922
1.13%, 02/29/28	2,130	1,892,705
1.13%, 08/31/28	2,400	2,111,063
1.13%, 02/15/31	1,015	863,226
1.13%, 05/15/40	2,950	2,009,227
1.13%, 08/15/40	1,390	938,033
1.25%, 11/30/26	1,900	1,738,500
1.25%, 12/31/26	2,700	2,467,125
1.25%, 03/31/28	2,550	2,276,871
1.25%, 04/30/28	1,400	1,248,078
1.25%, 05/31/28	2,600	2,315,422
1.25%, 06/30/28	4,660	4,141,211
1.25%, 09/30/28	4,700	4,157,297
1.25%, 08/15/31	2,550	2,170,687
1.25%, 05/15/50	1,055	652,452
1.38%, 09/30/23	900	880,031
1.38%, 10/31/28	1,970	1,754,070
1.38%, 12/31/28	1,400	1,245,234
1.38%, 11/15/31	2,950	2,527,781
1.38%, 11/15/40	1,480	1,041,781
1.38%, 08/15/50	1,840	1,176,737
1.50%, 02/29/24	3,000	2,913,867
1.50%, 02/15/25	14,750	14,060,898
1.50%, 08/15/26	1,400	1,299,703
1.50%, 01/31/27	2,000	1,845,469
1.50%, 11/30/28	2,300	2,061,016
1.63%, 05/15/26	1,650	1,546,230
1.63%, 10/31/26	600	558,469
1.63%, 05/15/31	3,400	3,003,687
1.63%, 11/15/50	1,500	1,026,562
1.75%, 03/15/25	910	871,894
1.75%, 01/31/29	2,300	2,091,203
1.75%, 08/15/41	2,820	2,096,053
1.88%, 02/28/27	8,800	8,252,750
1.88%, 02/28/29	5,750	5,271,582
1.88%, 02/15/32	5,250	4,695,469
1.88%, 02/15/41	1,150	881,367
1.88%, 02/15/51	2,470	1,802,714
1.88%, 11/15/51	1,570	1,144,137
2.00%, 04/30/24	500	488,242
2.00%, 06/30/24	720	701,353
2.00%, 11/15/26	4,000	3,776,563
2.00%, 11/15/41	1,800	1,398,375
2.00%, 02/15/50	900	680,906
2.00%, 08/15/51	3,150	2,367,422
2.13%, 11/30/24	450	436,816
2.25%, 11/15/24	1,600	1,558,875
2.25%, 03/31/26	600	575,859
2.25%, 02/15/27	570	542,791
2.25%, 08/15/27	700	664,781
2.25%, 05/15/41	3,150	2,569,219
2.25%, 08/15/46	2,300	1,800,828
2.25%, 02/15/52	4,620	3,693,834
2.38%, 08/15/24	2,000	1,958,828
2.38%, 05/15/27	1,200	1,147,406
2.38%, 03/31/29	1,680	1,584,450
2.38%, 05/15/29	400	377,188
2.38%, 02/15/42	4,300	3,566,312
2.38%, 05/15/51	3,000	2,470,781

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.50%, 03/31/27	$1,700	$1,636,914
2.50%, 02/15/45	1,375	1,136,738
2.50%, 02/15/46	1,360	1,121,150
2.50%, 05/15/46	2,700	2,224,547
2.63%, 12/31/23	500	494,668
2.63%, 05/31/27	1,000	968,516
2.63%, 02/15/29	1,000	959,063
2.63%, 07/31/29	500	479,375
2.75%, 05/15/25	3,000	2,942,344
2.75%, 04/30/27	1,000	973,359
2.75%, 05/31/29	1,400	1,351,219
2.75%, 08/15/42	390	342,591
2.75%, 08/15/47	1,150	999,602
2.75%, 11/15/47	1,000	870,469
2.88%, 09/30/23	100	99,379
2.88%, 10/31/23	1,550	1,539,646
2.88%, 05/31/25	600	590,156
2.88%, 06/15/25	2,250	2,212,910
2.88%, 08/15/28	600	584,109
2.88%, 04/30/29	1,200	1,167,187
2.88%, 05/15/32	2,200	2,145,000
2.88%, 08/15/45	960	848,850
2.88%, 11/15/46	600	531,750
2.88%, 05/15/52	1,200	1,106,625
3.00%, 09/30/25	1,480	1,459,072
3.00%, 10/31/25	250	246,406
3.00%, 05/15/42	250	229,727
3.00%, 11/15/44	500	452,266
3.00%, 05/15/45	990	894,867
3.00%, 11/15/45	400	361,875
3.00%, 02/15/47	1,200	1,088,625
3.00%, 05/15/47	600	545,156
3.00%, 02/15/48	1,000	916,250
3.00%, 08/15/48	400	368,500
3.00%, 08/15/52	600	568,875
3.13%, 11/15/28	700	691,141
3.13%, 08/15/44	500	462,422
3.13%, 05/15/48	1,000	941,406
3.25%, 06/30/27	1,700	1,691,766
3.25%, 06/30/29	1,500	1,494,375
3.25%, 05/15/42	600	574,125
3.38%, 05/15/44	100	96,484
3.38%, 11/15/48	500	495,391
4.25%, 05/15/39	400	448,875
4.50%, 02/15/36	100	115,234
4.75%, 02/15/37	800	947,125
5.00%, 05/15/37	400	485,063

		280,105,559

Total U.S. Government & Agency Obligations — 60.6% (Cost: $520,672,004)		475,628,169

Total Long-Term Investments — 99.5% (Cost: $867,598,193)		781,484,974

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Shares/ Par (000)	Value

Short-Term Securities

Money Market Funds — 8.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.07%(j)(k)(l)	63,769	$63,769,486

Total Short-Term Securities — 8.1% (Cost: $63,769,498)		63,769,486

Total Investments Before TBA Sales Commitments — 107.6% (Cost: $931,367,691)		845,254,460

TBA Sales Commitments(i)

Mortgage-Backed Securities — (0.5)%
Government National Mortgage Association
3.00%, 09/21/52	(704)	(660,743)
3.50%, 09/21/52	(325)	(313,358)
Uniform Mortgage-Backed Securities
2.00%, 09/14/52	(218)	(187,527)
2.50%, 09/14/52	(324)	(289,271)
3.00%, 09/19/37	(745)	(721,573)
3.00%, 09/14/52	(224)	(207,322)
4.00%, 09/14/52	(624)	(609,034)
4.50%, 09/14/52	(950)	(944,211)

Total TBA Sales Commitments — (0.5)% (Proceeds: $(3,996,006))		(3,933,039)

Total Investments, Net of TBA Sales Commitments — 107.1% (Cost: $927,371,685)		841,321,421

Liabilities in Excess of Other Assets — (7.1)%		(55,708,446)

Net Assets — 100.0%		$785,612,975

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$61,606,954	$2,162,532	(a)	$—	$—	$—	$63,769,486	63,769	$308,491	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2022	iShares® ESG Advanced Total USD Bond Market ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$2,099,448	$—	$2,099,448
Collaterized Mortgage Obligations	—	8,858,628	—	8,858,628
Corporate Bonds & Notes	—	249,839,222	—	249,839,222
Foreign Government Obligations	—	45,059,507	—	45,059,507
U.S. Government & Agency Obligations	—	475,628,169	—	475,628,169
Money Market Funds	63,769,486	—	—	63,769,486

	63,769,486	781,484,974	—	845,254,460

Liabilities
TBA Sales Commitments	—	(3,933,039)	—	(3,933,039)

	$63,769,486	$777,551,935	$—	$841,321,421

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	55

Statements of Assets and Liabilities (unaudited)

August 31, 2022

	iShares ESG Advanced Investment Grade Corporate Bond ETF	iShares ESG Advanced Total USD Bond Market ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$16,120,484	$781,484,974
Investments, at value — affiliated(c)	644,199	63,769,486
Cash	8,093	2,795
Foreign currency, at value(d)	—	410
Receivables:
Investments sold	85,953	7,081,716
Securities lending income — affiliated	33	1,960
TBA sales commitments	—	3,996,006
Capital shares sold	—	4,986
Dividends — affiliated	317	75,210
Interest — unaffiliated	173,332	4,300,723

Total assets	17,032,411	860,718,266

LIABILITIES
Collateral on securities loaned, at value	503,952	18,579,486
TBA sales commitments, at value(e)	—	3,933,039
Payables:
Investments purchased	121,064	52,514,925
Investment advisory fees	2,573	77,841

Total liabilities	627,589	75,105,291

NET ASSETS	$16,404,822	$785,612,975

NET ASSETS CONSIST OF
Paid-in capital	$20,019,201	$884,156,702
Accumulated loss	(3,614,379)	(98,543,727)

NET ASSETS	$16,404,822	$785,612,975

NET ASSET VALUE
Shares outstanding	200,000	18,000,000

Net asset value	$82.02	$43.65

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$19,348,098	$867,598,205
(b) Securities loaned, at value	$513,045	$17,898,181
(c) Investments, at cost — affiliated	$644,039	$63,769,486
(d) Foreign currency, at cost	$—	$436
(e) Proceeds from TBA sales commitments	$—	$3,996,006

See notes to financial statements.

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2022

	iShares ESG Advanced Investment Grade Corporate Bond ETF	iShares ESG Advanced Total USD Bond Market ETF

INVESTMENT INCOME
Dividends — affiliated	$886	$289,413
Interest — unaffiliated	243,446	8,242,143
Securities lending income — affiliated — net	158	19,078
Other income — unaffiliated	—	1,538

Total investment income	244,490	8,552,172

EXPENSES
Investment advisory fees	15,487	490,215

Total expenses	15,487	490,215

Less:
Investment advisory fees waived	—	(25,439)

Total expenses after fees waived	15,487	464,776

Net investment income	229,003	8,087,396

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(411,426)	(8,351,749)
Investments — affiliated	98	—
In-kind redemptions — unaffiliated(a)	—	(2,835,670)

	(411,328)	(11,187,419)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,788,111)	(60,681,192)
Investments — affiliated	171	—
Foreign currency translations	—	(26)

	(1,787,940)	(60,681,218)

Net realized and unrealized loss	(2,199,268)	(71,868,637)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,970,265)	$(63,781,241)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets

	iShares ESG Advanced Investment Grade Corporate Bond ETF		iShares ESG Advanced Total USD Bond Market ETF

	Six Months Ended 08/31/22 (unaudited )	Period From 11/08/21 to 02/28/22 (a)	Six Months Ended 08/31/22 (unaudited)	Year Ended 02/28/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$229,003	$128,150	$8,087,396	$5,189,044
Net realized loss	(411,328)	(17,137)	(11,187,419)	(3,015,642)
Net change in unrealized appreciation (depreciation)	(1,787,940)	(1,439,514)	(60,681,218)	(22,621,449)

Net decrease in net assets resulting from operations	(1,970,265)	(1,328,501)	(63,781,241)	(20,448,047)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(223,565)	(92,048)	(7,402,551)	(4,734,208)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	20,019,201	247,001,979	446,455,562

NET ASSETS
Total increase (decrease) in net assets	(2,193,830)	18,598,652	175,818,187	421,273,307
Beginning of period	18,598,652	—	609,794,788	188,521,481

End of period	$16,404,822	$18,598,652	$785,612,975	$609,794,788

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Advanced Investment Grade Corporate Bond ETF

	Six Months Ended		Period From
	08/31/22		11/08/21	(a)
	(unaudited)		to 02/28/22

Net asset value, beginning of period	$92.99		$100.00

Net investment income(b)	1.15		0.64
Net realized and unrealized loss(c)		(11.00)		(7.19)

Net decrease from investment operations		(9.85)		(6.55)

Distributions from net investment income(d)		(1.12)		(0.46)

Net asset value, end of period	$82.02		$92.99

Total Return(e)
Based on net asset value	(10.65	)%(f)	(6.56	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18	%(h)

Net investment income	2.66	%(h)	2.16	%(h)

Supplemental Data
Net assets, end of period (000)	$16,405		$18,599

Portfolio turnover rate(i)	18	%(f)	7	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Advanced Total USD Bond Market ETF

	Six Months Ended		Year Ended	Period From
	08/31/22		02/28/22	06/23/20	(a)
	(unaudited)			to 02/28/21

Net asset value, beginning of period	$47.64		$49.61	$50.00

Net investment income(b)	0.45		0.60	0.35
Net realized and unrealized loss(c)		(4.02)	(2.01)		(0.42)

Net decrease from investment operations		(3.57)	(1.41)		(0.07)

Distributions from net investment income(d)		(0.42)	(0.56)		(0.32)

Net asset value, end of period	$43.65		$47.64	$49.61

Total Return(e)
Based on net asset value	(7.52	)%(f)	(2.85)%	(0.16	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.12	%(h)	0.12%	0.12	%(h)

Total expenses after fees waived	0.11	%(h)	0.11%	0.11	%(h)

Net investment income	1.98	%(h)	1.23%	1.03	%(h)

Supplemental Data
Net assets, end of period (000)	$785,613		$609,795	$188,521

Portfolio turnover rate(i)(j)	103	%(f)	243%	216	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Advanced Investment Grade Corporate Bond	Non-diversified
ESG Advanced Total USD Bond Market	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

ESG Advanced Investment Grade Corporate Bond
BMO Capital Markets Corp.	$187,686	$(184,565)	$—		$3,121
BofA Securities, Inc.	248,268	(243,507)	—		4,761
Credit Suisse Securities (USA) LLC	11,547	(11,295)	—		252
J.P. Morgan Securities LLC	65,544	(64,832)	—		712	(b)

	$513,045	$(504,199)	$—		$8,846

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

ESG Advanced Total USD Bond Market
Barclays Bank PLC	$2,007,800	$(2,007,800)	$—		$—
Barclays Capital, Inc.	1,416,488	(1,416,488)	—		—
BMO Capital Markets Corp.	261,439	(261,439)	—		—
BNP Paribas SA	1,836,233	(1,836,233)	—		—
BofA Securities, Inc.	1,183,471	(1,183,471)	—		—
Citigroup Global Markets, Inc.	538,310	(538,310)	—		—
Credit Suisse Securities (USA) LLC	57,884	(57,884)	—		—
Goldman Sachs & Co. LLC	4,273,647	(4,273,647)	—		—
J.P. Morgan Securities LLC	3,195,099	(3,195,099)	—		—
Jefferies LLC	389,377	(389,377)	—		—
Nomura Securities International, Inc.	292,518	(292,518)	—		—
RBC Capital Markets LLC	992,364	(992,364)	—		—
Scotia Capital (USA), Inc.	60,591	(60,591)	—		—
State Street Bank & Trust Co.	60,892	(60,892)	—		—
Toronto-Dominion Bank	722,989	(722,989)	—		—
Wells Fargo Securities LLC	609,079	(609,079)	—		—

	$17,898,181	$(17,898,181)	$—		$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of August 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

ESG Advanced Investment Grade Corporate Bond	0.18%
ESG Advanced Total USD Bond Market	0.12

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares ESG Advanced Total USD Bond Market ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

ESG Advanced Total USD Bond Market	$25,439

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

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Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

ESG Advanced Investment Grade Corporate Bond	$65
ESG Advanced Total USD Bond Market	7,071

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

ESG Advanced Total USD Bond Market	$—	$68,914	$ (14,666)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

ESG Advanced Investment Grade Corporate Bond	$—	$—	$3,144,657	$3,000,192
ESG Advanced Total USD Bond Market	834,047,878	770,978,031	24,319,907	26,772,598

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

For the six months ended August 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Advanced Total USD Bond Market	$220,740,910	$33,407,957

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2022 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

ESG Advanced Investment Grade Corporate Bond	$17,125
ESG Advanced Total USD Bond Market	2,571,066

As of August 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Advanced Investment Grade Corporate Bond	$19,992,149	$191	$(3,227,657)	$(3,227,466)
ESG Advanced Total USD Bond Market	931,776,377	144,515	(86,603,465)	(86,458,950)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial

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Notes to Financial Statements (unaudited) (continued)

instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/22		Period Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

ESG Advanced Investment Grade Corporate Bond
Shares sold	—	$—	200,000	$20,019,201

	Six Months Ended 08/31/22		Year Ended 02/28/22

iShares ETF	Shares	Amount	Shares	Amount

ESG Advanced Total USD Bond Market
Shares sold	6,200,000	$291,525,674	9,600,000	$475,382,350
Shares redeemed	(1,000,000)	(44,523,695)	(600,000)	(28,926,788)

	5,200,000	$247,001,979	9,000,000	$446,455,562

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares ESG Advanced Investment Grade Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 29 – October 1, 2021, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median ofthe overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale:The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds,

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Board Review and Approval of Investment Advisory Contract  (continued)

including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

iShares ESG Advanced Total USD Bond Market ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic

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Board Review and Approval of Investment Advisory Contract  (continued)

comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	71

Board Review and Approval of Investment Advisory Contract  (continued)

strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

ESG Advanced Total USD Bond Market	$0.423468	$—	$—	$0.423468	100%	—%	—%	100%

S U P P L E M E N T A L I N F O R M A T I O N	73

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	75

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-213-0822

(b) Not Applicable

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)
Date: October 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: October 21, 2022

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: October 21, 2022